UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Bond Index Fund Investor Shares - VBISX

Vanguard Short-Term Bond Index Fund ETF Shares - BSV

Vanguard Short-Term Bond Index Fund Admiral™ Shares - VBIRX

Vanguard Short-Term Bond Index Fund Institutional Shares - VBITX

Vanguard Short-Term Bond Index Fund Institutional Plus Shares - VBIPX

Vanguard Intermediate-Term Bond Index Fund Investor Shares - VBIIX

Vanguard Intermediate-Term Bond Index Fund ETF Shares - BIV

Vanguard Intermediate-Term Bond Index Fund Admiral™ Shares - VBILX

Vanguard Intermediate-Term Bond Index Fund Institutional Shares - VBIMX

Vanguard Intermediate-Term Bond Index Fund Institutional Plus Shares - VBIUX

Vanguard Long-Term Bond Index Fund ETF Shares - BLV

Vanguard Long-Term Bond Index Fund Admiral™ Shares - VBLAX

Vanguard Long-Term Bond Index Fund Institutional Shares - VBLLX

Vanguard Long-Term Bond Index Fund Institutional Plus Shares - VBLIX

Vanguard Inflation-Protected Securities Fund Investor Shares - VIPSX

Vanguard Inflation-Protected Securities Fund Admiral™ Shares - VAIPX

Vanguard Inflation-Protected Securities Fund Institutional Shares - VIPIX

Vanguard Total Bond Market Index Fund Investor Shares - VBMFX

Vanguard Total Bond Market Index Fund ETF Shares - BND

Vanguard Total Bond Market Index Fund Admiral™ Shares - VBTLX

Vanguard Total Bond Market Index Fund Institutional Shares - VBTIX

Vanguard Total Bond Market Index Fund Institutional Plus Shares - VBMPX

Vanguard Total Bond Market Index Fund Institutional Select Shares - VTBSX

Vanguard Total Bond Market II Index Fund Investor Shares - VTBIX

Vanguard Total Bond Market II Index Fund Institutional Shares - VTBNX

Vanguard Short-Term Bond Index Fund
Investor Shares (VBISX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR132

Vanguard Short-Term Bond Index Fund
ETF Shares (BSV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR924

Vanguard Short-Term Bond Index Fund
Admiral™ Shares (VBIRX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5132

Vanguard Short-Term Bond Index Fund
Institutional Shares (VBITX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR732

Vanguard Short-Term Bond Index Fund
Institutional Plus Shares (VBIPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR733

Vanguard Intermediate-Term Bond Index Fund
Investor Shares (VBIIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR314

Vanguard Intermediate-Term Bond Index Fund
ETF Shares (BIV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR925

Vanguard Intermediate-Term Bond Index Fund
Admiral™ Shares (VBILX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5314

Vanguard Intermediate-Term Bond Index Fund
Institutional Shares (VBIMX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR504

Vanguard Intermediate-Term Bond Index Fund
Institutional Plus Shares (VBIUX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1874

Vanguard Long-Term Bond Index Fund
ETF Shares (BLV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR927

Vanguard Long-Term Bond Index Fund
Admiral™ Shares (VBLAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2022

Vanguard Long-Term Bond Index Fund
Institutional Shares (VBLLX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR545

Vanguard Long-Term Bond Index Fund
Institutional Plus Shares (VBLIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1872

Vanguard Inflation-Protected Securities Fund
Investor Shares (VIPSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR119

Vanguard Inflation-Protected Securities Fund
Admiral™ Shares (VAIPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5119

Vanguard Inflation-Protected Securities Fund
Institutional Shares (VIPIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1190

Vanguard Total Bond Market Index Fund
Investor Shares (VBMFX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR84

Vanguard Total Bond Market Index Fund
ETF Shares (BND) Nasdaq
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR928

Vanguard Total Bond Market Index Fund
Admiral™ Shares (VBTLX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR584

Vanguard Total Bond Market Index Fund
Institutional Shares (VBTIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.025%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR222

Vanguard Total Bond Market Index Fund
Institutional Plus Shares (VBMPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR850

Vanguard Total Bond Market Index Fund
Institutional Select Shares (VTBSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$0	0.01%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1884

Vanguard Total Bond Market II Index Fund
Investor Shares (VTBIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$386,563
Number of Portfolio Holdings	15,862
Portfolio Turnover Rate	62%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	69.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR635

Vanguard Total Bond Market II Index Fund
Institutional Shares (VTBNX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$386,563
Number of Portfolio Holdings	15,862
Portfolio Turnover Rate	62%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	69.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR660

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Short-Term Bond Index Fund

Contents
Financial Statements	1

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.3%)
U.S. Government Securities (69.1%)
United States Treasury Note/Bond	2.750%	7/31/2027	67,127	66,146
United States Treasury Note/Bond	3.875%	7/31/2027	415,229	414,061
United States Treasury Note/Bond	2.250%	8/15/2027	244,181	239,154
United States Treasury Note/Bond	3.750%	8/15/2027	400,594	398,888
United States Treasury Note/Bond	6.375%	8/15/2027	9,718	9,940
United States Treasury Note/Bond	0.500%	8/31/2027	212,310	203,610
United States Treasury Note/Bond	3.125%	8/31/2027	292,840	289,488
United States Treasury Note/Bond	3.625%	8/31/2027	523,034	520,010
United States Treasury Note/Bond	3.375%	9/15/2027	392,944	389,414
United States Treasury Note/Bond	0.375%	9/30/2027	300,455	286,817
United States Treasury Note/Bond	3.500%	9/30/2027	441,846	438,394
United States Treasury Note/Bond	4.125%	9/30/2027	277,800	277,713
United States Treasury Note/Bond	3.875%	10/15/2027	382,591	381,216
United States Treasury Note/Bond	0.500%	10/31/2027	290,920	277,272
United States Treasury Note/Bond	3.500%	10/31/2027	526,585	522,060
United States Treasury Note/Bond	4.125%	10/31/2027	269,539	269,402
United States Treasury Note/Bond	2.250%	11/15/2027	278,185	271,154
United States Treasury Note/Bond	4.125%	11/15/2027	372,107	371,904
United States Treasury Note/Bond	6.125%	11/15/2027	9,140	9,359
United States Treasury Note/Bond	0.625%	11/30/2027	345,570	328,953
United States Treasury Note/Bond	3.375%	11/30/2027	531,365	525,657
United States Treasury Note/Bond	3.875%	11/30/2027	264,920	263,906
United States Treasury Note/Bond	4.000%	12/15/2027	358,662	357,849
United States Treasury Note/Bond	0.625%	12/31/2027	342,390	324,950
United States Treasury Note/Bond	3.375%	12/31/2027	626,175	619,008
United States Treasury Note/Bond	3.875%	12/31/2027	270,657	269,526
United States Treasury Note/Bond	4.250%	1/15/2028	355,630	356,019
United States Treasury Note/Bond	0.750%	1/31/2028	373,047	353,681
United States Treasury Note/Bond	3.500%	1/31/2028	787,346	779,350
United States Treasury Note/Bond	2.750%	2/15/2028	367,640	359,526
United States Treasury Note/Bond	4.250%	2/15/2028	352,605	353,004
United States Treasury Note/Bond	1.125%	2/29/2028	356,712	339,420
United States Treasury Note/Bond	3.375%	2/29/2028	387,389	382,562
United States Treasury Note/Bond	4.000%	2/29/2028	258,676	257,999
United States Treasury Note/Bond	3.875%	3/15/2028	325,608	324,082
United States Treasury Note/Bond	1.250%	3/31/2028	313,220	297,938
United States Treasury Note/Bond	3.625%	3/31/2028	237,500	235,320
United States Treasury Note/Bond	3.875%	3/31/2028	569,369	566,611
United States Treasury Note/Bond	3.750%	4/15/2028	324,273	321,955
United States Treasury Note/Bond	1.250%	4/30/2028	361,045	342,654
United States Treasury Note/Bond	3.500%	4/30/2028	233,418	230,674
United States Treasury Note/Bond	3.750%	4/30/2028	479,865	476,397
United States Treasury Note/Bond	2.875%	5/15/2028	371,209	362,654
United States Treasury Note/Bond	3.750%	5/15/2028	322,186	319,807
United States Treasury Note/Bond	1.250%	5/31/2028	365,847	346,383
United States Treasury Note/Bond	3.625%	5/31/2028	244,460	242,054
United States Treasury Note/Bond	4.000%	5/31/2028	465,665	464,319
United States Treasury Note/Bond	3.875%	6/15/2028	277,124	275,641
United States Treasury Note/Bond	1.250%	6/30/2028	313,796	296,415
United States Treasury Note/Bond	4.000%	6/30/2028	251,255	250,480
United States Treasury Note/Bond	4.125%	6/30/2028	667,371	667,032
United States Treasury Note/Bond	3.875%	7/15/2028	92,774	92,245
United States Treasury Note/Bond	1.000%	7/31/2028	358,557	336,175
United States Treasury Note/Bond	4.125%	7/31/2028	252,519	252,332
United States Treasury Note/Bond	2.875%	8/15/2028	373,027	363,293
United States Treasury Note/Bond	3.625%	8/15/2028	150,729	149,080
United States Treasury Note/Bond	5.500%	8/15/2028	9,000	9,217
United States Treasury Note/Bond	1.125%	8/31/2028	358,315	335,920
United States Treasury Note/Bond	4.375%	8/31/2028	287,869	289,083
United States Treasury Note/Bond	3.375%	9/15/2028	255,046	250,802
1

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.250%	9/30/2028	335,650	314,816
United States Treasury Note/Bond	4.625%	9/30/2028	278,827	281,506
United States Treasury Note/Bond	3.500%	10/15/2028	338,194	333,267
United States Treasury Note/Bond	1.375%	10/31/2028	324,545	304,553
United States Treasury Note/Bond	4.875%	10/31/2028	312,233	317,051
United States Treasury Note/Bond	3.125%	11/15/2028	348,350	340,213
United States Treasury Note/Bond	3.500%	11/15/2028	226,641	223,233
United States Treasury Note/Bond	5.250%	11/15/2028	62,880	64,280
United States Treasury Note/Bond	1.500%	11/30/2028	321,460	301,921
United States Treasury Note/Bond	4.375%	11/30/2028	320,818	322,284
United States Treasury Note/Bond	3.500%	12/15/2028	211,768	208,500
United States Treasury Note/Bond	1.375%	12/31/2028	372,775	348,283
United States Treasury Note/Bond	3.750%	12/31/2028	360,403	356,827
United States Treasury Note/Bond	3.500%	1/15/2029	144,262	141,946
United States Treasury Note/Bond	1.750%	1/31/2029	311,105	292,791
United States Treasury Note/Bond	4.000%	1/31/2029	359,863	358,345
United States Treasury Note/Bond	2.625%	2/15/2029	349,330	336,053
United States Treasury Note/Bond	3.500%	2/15/2029	257,087	252,869
United States Treasury Note/Bond	5.250%	2/15/2029	7,760	7,968
United States Treasury Note/Bond	1.875%	2/28/2029	288,528	272,005
United States Treasury Note/Bond	4.250%	2/28/2029	370,527	371,294
United States Treasury Note/Bond	3.500%	3/15/2029	263,560	259,143
United States Treasury Note/Bond	2.375%	3/31/2029	276,000	263,289
United States Treasury Note/Bond	4.125%	3/31/2029	345,529	345,151
United States Treasury Note/Bond	3.875%	4/15/2029	322,116	319,725
United States Treasury Note/Bond	2.875%	4/30/2029	234,350	226,340
United States Treasury Note/Bond	4.625%	4/30/2029	428,873	434,016
United States Treasury Note/Bond	2.375%	5/15/2029	292,595	278,605
United States Treasury Note/Bond	3.875%	5/15/2029	175,430	174,101
United States Treasury Note/Bond	2.750%	5/31/2029	233,395	224,433
United States Treasury Note/Bond	4.500%	5/31/2029	384,434	387,933
United States Treasury Note/Bond	4.125%	6/15/2029	219,330	219,150
United States Treasury Note/Bond	3.250%	6/30/2029	279,120	271,968
United States Treasury Note/Bond	4.250%	6/30/2029	490,784	491,934
United States Treasury Note/Bond	2.625%	7/31/2029	234,600	224,254
United States Treasury Note/Bond	4.000%	7/31/2029	501,106	498,757
United States Treasury Note/Bond	1.625%	8/15/2029	246,645	228,619
United States Treasury Note/Bond	3.125%	8/31/2029	236,520	229,221
United States Treasury Note/Bond	3.625%	8/31/2029	456,235	448,982
United States Treasury Note/Bond	3.500%	9/30/2029	523,878	513,299
United States Treasury Note/Bond	3.875%	9/30/2029	215,500	213,572
United States Treasury Note/Bond	4.000%	10/31/2029	211,965	210,814
United States Treasury Note/Bond	4.125%	10/31/2029	476,032	475,270
United States Treasury Note/Bond	1.750%	11/15/2029	228,870	211,705
United States Treasury Note/Bond	3.875%	11/30/2029	247,680	245,310
United States Treasury Note/Bond	4.125%	11/30/2029	489,230	488,504
United States Treasury Note/Bond	3.875%	12/31/2029	216,825	214,708
United States Treasury Note/Bond	4.375%	12/31/2029	532,152	535,644
United States Treasury Note/Bond	3.500%	1/31/2030	229,370	224,218
United States Treasury Note/Bond	4.250%	1/31/2030	435,561	436,582
United States Treasury Note/Bond	1.500%	2/15/2030	287,470	261,890
United States Treasury Note/Bond	4.000%	2/28/2030	615,645	612,014
United States Treasury Note/Bond	3.625%	3/31/2030	190,575	186,897
United States Treasury Note/Bond	4.000%	3/31/2030	435,442	432,737
United States Treasury Note/Bond	3.500%	4/30/2030	200,435	195,620
United States Treasury Note/Bond	3.875%	4/30/2030	350,003	346,243
United States Treasury Note/Bond	0.625%	5/15/2030	442,565	386,743
United States Treasury Note/Bond	3.750%	5/31/2030	269,955	265,705
United States Treasury Note/Bond	4.000%	5/31/2030	403,182	400,505
United States Treasury Note/Bond	3.750%	6/30/2030	181,610	178,694
United States Treasury Note/Bond	3.875%	6/30/2030	391,255	386,792
United States Treasury Note/Bond	3.875%	7/31/2030	495,083	489,243
United States Treasury Note/Bond	4.000%	7/31/2030	179,580	178,289
United States Treasury Note/Bond	0.625%	8/15/2030	606,185	524,918
United States Treasury Note/Bond	3.625%	8/31/2030	453,991	444,184
United States Treasury Note/Bond	4.125%	8/31/2030	205,760	205,213
United States Treasury Note/Bond	3.625%	9/30/2030	495,774	484,910
United States Treasury Note/Bond	4.625%	9/30/2030	210,055	213,526
United States Treasury Note/Bond	3.625%	10/31/2030	318,224	311,089
United States Treasury Note/Bond	4.875%	10/31/2030	200,320	205,610
2

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.875%	11/15/2030	638,091	554,167
	United States Treasury Note/Bond	3.500%	11/30/2030	449,744	437,165
	United States Treasury Note/Bond	4.375%	11/30/2030	237,790	239,443
	United States Treasury Note/Bond	3.625%	12/31/2030	317,397	309,995
	United States Treasury Note/Bond	3.750%	12/31/2030	232,000	227,722
	United States Treasury Note/Bond	3.750%	1/31/2031	415,445	407,672
	United States Treasury Note/Bond	4.000%	1/31/2031	230,000	228,032
	United States Treasury Note/Bond	1.125%	2/15/2031	612,165	534,186
	United States Treasury Note/Bond	3.500%	2/28/2031	394,608	383,109
	United States Treasury Note/Bond	4.250%	2/28/2031	230,000	230,449
	United States Treasury Note/Bond	3.875%	3/31/2031	396,337	390,779
	United States Treasury Note/Bond	4.125%	3/31/2031	249,000	248,125
	United States Treasury Note/Bond	3.875%	4/30/2031	390,787	385,230
	United States Treasury Note/Bond	4.625%	4/30/2031	257,000	261,598
	United States Treasury Note/Bond	1.625%	5/15/2031	553,325	490,860
	United States Treasury Note/Bond	4.125%	5/31/2031	548,469	546,605
	United States Treasury Note/Bond	4.625%	5/31/2031	250,000	254,541
	United States Treasury Note/Bond	4.125%	6/30/2031	833,915	831,048
					48,322,775
Agency Bonds and Notes (0.2%)
	Federal Farm Credit Banks	4.750%	9/1/2026	100	100
	Federal Farm Credit Banks	4.625%	11/15/2027	4,630	4,656
	Federal Farm Credit Banks	4.250%	2/24/2028	1,650	1,651
	Federal Farm Credit Banks	4.500%	6/7/2028	2,250	2,261
	Federal Farm Credit Banks	4.500%	9/22/2028	13,711	13,787
	Federal Farm Credit Banks	4.250%	12/15/2028	2,823	2,824
	Federal Farm Credit Banks	4.375%	4/10/2029	100	100
	Federal Farm Credit Banks	4.750%	4/30/2029	3,414	3,460
	Federal Farm Credit Banks	3.500%	9/10/2029	2,210	2,161
	Federal Farm Credit Banks	4.000%	4/1/2030	1,650	1,635
[1]	Federal Home Loan Banks	1.100%	8/20/2026	100	100
[1]	Federal Home Loan Banks	0.900%	2/26/2027	100	98
	Federal Home Loan Banks	3.000%	3/12/2027	240	238
	Federal Home Loan Banks	3.500%	9/9/2027	5,200	5,161
	Federal Home Loan Banks	4.250%	12/10/2027	2,915	2,917
	Federal Home Loan Banks	3.500%	3/3/2028	13,810	13,650
	Federal Home Loan Banks	4.500%	3/10/2028	10,100	10,145
[1]	Federal Home Loan Banks	4.125%	6/1/2028	22,735	22,691
	Federal Home Loan Banks	3.250%	6/9/2028	240	236
	Federal Home Loan Banks	4.000%	6/30/2028	38,330	38,162
	Federal Home Loan Banks	4.375%	9/8/2028	14,950	14,993
	Federal Home Loan Banks	3.250%	11/16/2028	435	425
	Federal Home Loan Banks	4.750%	12/8/2028	1,105	1,118
[1,2]	Federal Home Loan Mortgage Corp.	0.800%	10/28/2026	100	99
[1]	Private Export Funding Corp.	3.900%	10/15/2027	2,850	2,834
[1]	Private Export Funding Corp.	4.300%	12/15/2028	2,650	2,647
[1]	Private Export Funding Corp.	3.650%	3/15/2030	2,250	2,188
	Tennessee Valley Authority	3.875%	3/15/2028	13,415	13,338
	Tennessee Valley Authority	3.875%	8/1/2030	4,737	4,667
					168,342
Total U.S. Government and Agency Obligations (Cost $48,786,137)					48,491,117
Corporate Bonds (24.5%)
Communications (1.3%)
	Airbnb Inc.	4.400%	3/16/2029	5,082	5,053
	Airbnb Inc.	4.650%	3/16/2031	7,195	7,147
	Alphabet Inc.	0.800%	8/15/2027	11,459	11,055
	Alphabet Inc.	3.875%	11/15/2028	5,131	5,084
	Alphabet Inc.	3.700%	2/15/2029	10,363	10,197
	Alphabet Inc.	4.000%	5/15/2030	9,867	9,725
	Alphabet Inc.	1.100%	8/15/2030	253	222
	Alphabet Inc.	4.100%	11/15/2030	22,289	21,935
	Alphabet Inc.	4.100%	2/15/2031	19,240	18,905
	Alphabet Inc.	4.375%	11/15/2032	25	25
	America Movil SAB de CV	3.625%	4/22/2029	6,300	6,119
	America Movil SAB de CV	2.875%	5/7/2030	5,000	4,655
	AppLovin Corp.	5.125%	12/1/2029	8,430	8,492
	AT&T Inc.	1.650%	2/1/2028	16,466	15,738
[1]	AT&T Inc.	4.100%	2/15/2028	15,455	15,336
3

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.350%	3/1/2029	14,027	13,936
[1]	AT&T Inc.	4.300%	2/15/2030	12,278	12,109
	AT&T Inc.	4.700%	8/15/2030	12,186	12,188
	AT&T Inc.	4.400%	4/30/2031	8,358	8,218
	AT&T Inc.	2.750%	6/1/2031	12,604	11,461
	Baidu Inc.	3.625%	7/6/2027	5,740	5,689
	Baidu Inc.	4.375%	3/29/2028	3,973	3,961
	Baidu Inc.	3.425%	4/7/2030	2,535	2,441
	Baidu Inc.	2.375%	10/9/2030	1,805	1,656
	Booking Holdings Inc.	3.550%	3/15/2028	2,376	2,341
	British Telecommunications Ltd.	9.625%	12/15/2030	12,656	14,960
	Charter Communications Operating LLC	3.750%	2/15/2028	6,250	6,126
	Charter Communications Operating LLC	2.250%	1/15/2029	9,607	8,951
	Charter Communications Operating LLC	5.050%	3/30/2029	11,170	11,127
	Charter Communications Operating LLC	6.100%	6/1/2029	13,636	13,966
	Charter Communications Operating LLC	2.800%	4/1/2031	4,600	4,100
	Comcast Corp.	4.150%	10/15/2028	27,831	27,580
	Comcast Corp.	2.650%	2/1/2030	11,841	11,033
	Comcast Corp.	3.400%	4/1/2030	2,977	2,843
	Comcast Corp.	4.250%	10/15/2030	5,328	5,224
	Comcast Corp.	1.950%	1/15/2031	9,498	8,375
	Comcast Corp.	1.500%	2/15/2031	10,913	9,417
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	17,424	19,602
	Electronic Arts Inc.	1.850%	2/15/2031	4,300	3,972
	Expedia Group Inc.	4.625%	8/1/2027	1,843	1,844
	Expedia Group Inc.	3.800%	2/15/2028	141	139
	Expedia Group Inc.	3.250%	2/15/2030	6,239	5,923
	Fox Corp.	4.709%	1/25/2029	17,726	17,714
	Fox Corp.	3.500%	4/8/2030	2,428	2,322
	Koninklijke KPN NV	8.375%	10/1/2030	3,673	4,182
	Meta Platforms Inc.	3.500%	8/15/2027	18,138	17,987
	Meta Platforms Inc.	4.600%	5/15/2028	15,080	15,158
	Meta Platforms Inc.	4.300%	8/15/2029	2,479	2,474
	Meta Platforms Inc.	4.200%	11/15/2030	18,463	18,171
	Meta Platforms Inc.	4.550%	5/15/2031	18,427	18,328
	Netflix Inc.	4.875%	4/15/2028	9,610	9,683
	Netflix Inc.	5.875%	11/15/2028	20,055	20,690
	Netflix Inc.	6.375%	5/15/2029	7,675	8,062
	Omnicom Group Inc.	4.650%	10/1/2028	3,368	3,362
	Omnicom Group Inc.	4.200%	3/2/2029	2,536	2,502
	Omnicom Group Inc.	4.750%	3/30/2030	2,466	2,468
	Omnicom Group Inc.	2.450%	4/30/2030	620	570
	Omnicom Group Inc.	2.400%	3/1/2031	8,300	7,434
	Orange SA	9.000%	3/1/2031	14,500	16,929
	Rogers Communications Inc.	5.000%	2/15/2029	12,846	12,926
[3]	Space Exploration Technologies Corp.	5.350%	7/15/2031	23,412	23,386
	Sprint Capital Corp.	6.875%	11/15/2028	30,886	32,353
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	4,519	4,540
	Telefonica Europe BV	8.250%	9/15/2030	7,316	8,216
	Tencent Music Entertainment Group	2.000%	9/3/2030	5,966	5,372
	T-Mobile USA Inc.	2.050%	2/15/2028	10,069	9,677
	T-Mobile USA Inc.	4.950%	3/15/2028	4,967	4,999
	T-Mobile USA Inc.	4.800%	7/15/2028	6,814	6,844
	T-Mobile USA Inc.	4.850%	1/15/2029	4,975	5,006
	T-Mobile USA Inc.	2.625%	2/15/2029	2,580	2,454
	T-Mobile USA Inc.	2.400%	3/15/2029	4,590	4,332
	T-Mobile USA Inc.	3.375%	4/15/2029	13,633	13,185
	T-Mobile USA Inc.	4.200%	10/1/2029	10,697	10,566
	T-Mobile USA Inc.	3.875%	4/15/2030	34,107	33,052
	T-Mobile USA Inc.	2.550%	2/15/2031	14,901	13,517
	T-Mobile USA Inc.	2.875%	2/15/2031	5,900	5,428
	T-Mobile USA Inc.	3.500%	4/15/2031	14,400	13,594
	Uber Technologies Inc.	4.300%	1/15/2030	6,662	6,585
	Uber Technologies Inc.	4.150%	1/15/2031	7,126	6,958
	VeriSign Inc.	5.100%	7/15/2031	3,950	3,961
	Verizon Communications Inc.	4.329%	9/21/2028	659	657
	Verizon Communications Inc.	4.016%	12/3/2029	16,502	16,197
	Verizon Communications Inc.	3.150%	3/22/2030	19,579	18,595
	Verizon Communications Inc.	1.500%	9/18/2030	9,171	8,076
	Verizon Communications Inc.	1.680%	10/30/2030	40	35
4

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	1.750%	1/20/2031	13,190	11,583
	Verizon Communications Inc.	2.550%	3/21/2031	22,302	20,247
	Vodafone Group plc	4.800%	6/18/2031	5,810	5,770
	Walt Disney Co.	3.750%	3/14/2029	5,735	5,643
	Walt Disney Co.	2.000%	9/1/2029	8,629	8,014
	Walt Disney Co.	3.800%	3/22/2030	4,057	3,964
	Walt Disney Co.	2.650%	1/13/2031	6,639	6,131
	Walt Disney Co.	4.000%	3/14/2031	16,378	16,002
	Weibo Corp.	3.375%	7/8/2030	4,447	4,168
					888,939
Consumer Discretionary (1.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	15,250	15,041
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	5,400	5,471
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	5,997	5,403
	Amazon.com Inc.	3.150%	8/22/2027	19,979	19,739
	Amazon.com Inc.	4.550%	12/1/2027	15,237	15,305
	Amazon.com Inc.	3.850%	3/13/2028	10,366	10,295
	Amazon.com Inc.	1.650%	5/12/2028	9,000	8,575
	Amazon.com Inc.	3.900%	11/20/2028	17,371	17,191
	Amazon.com Inc.	4.000%	3/13/2029	10,934	10,817
	Amazon.com Inc.	3.450%	4/13/2029	12,444	12,144
	Amazon.com Inc.	4.650%	12/1/2029	9,212	9,272
	Amazon.com Inc.	1.500%	6/3/2030	6,574	5,869
	Amazon.com Inc.	4.100%	11/20/2030	19,891	19,553
	Amazon.com Inc.	4.250%	3/13/2031	19,402	19,106
	Amazon.com Inc.	2.100%	5/12/2031	25,592	22,811
	American Honda Finance Corp.	4.550%	7/9/2027	5,180	5,189
[1]	American Honda Finance Corp.	4.900%	7/9/2027	4,626	4,646
[1]	American Honda Finance Corp.	4.450%	10/22/2027	5,625	5,618
	American Honda Finance Corp.	4.550%	3/3/2028	2,200	2,197
[1]	American Honda Finance Corp.	2.000%	3/24/2028	7,708	7,374
[1]	American Honda Finance Corp.	4.550%	4/10/2028	2,659	2,655
[1]	American Honda Finance Corp.	5.125%	7/7/2028	6,186	6,239
	American Honda Finance Corp.	4.250%	9/1/2028	10,005	9,925
	American Honda Finance Corp.	5.650%	11/15/2028	11,818	12,062
	American Honda Finance Corp.	4.150%	1/8/2029	7,933	7,835
[1]	American Honda Finance Corp.	2.250%	1/12/2029	520	490
	American Honda Finance Corp.	4.900%	3/13/2029	25	25
[1]	American Honda Finance Corp.	4.400%	9/5/2029	5,478	5,420
	American Honda Finance Corp.	4.800%	3/5/2030	2,290	2,285
	American Honda Finance Corp.	4.600%	4/17/2030	3,298	3,266
[1]	American Honda Finance Corp.	4.500%	9/4/2030	9,341	9,202
[1]	American Honda Finance Corp.	5.850%	10/4/2030	3,399	3,524
	American Honda Finance Corp.	4.450%	1/8/2031	4,604	4,510
[1]	American Honda Finance Corp.	1.800%	1/13/2031	4,028	3,525
[1]	American Honda Finance Corp.	4.900%	4/10/2031	2,167	2,160
[1]	American Honda Finance Corp.	5.050%	7/10/2031	3,925	3,933
[1]	American Honda Finance Corp.	4.850%	10/23/2031	3,450	3,427
	AutoNation Inc.	3.800%	11/15/2027	145	143
	AutoNation Inc.	4.450%	1/15/2029	1,260	1,248
	AutoNation Inc.	4.750%	6/1/2030	5,691	5,646
	AutoNation Inc.	2.400%	8/1/2031	25	22
	AutoZone Inc.	4.500%	2/1/2028	4,140	4,136
	AutoZone Inc.	6.250%	11/1/2028	2,445	2,530
	AutoZone Inc.	3.750%	4/18/2029	3,272	3,196
	AutoZone Inc.	5.100%	7/15/2029	5,900	5,978
	AutoZone Inc.	4.000%	4/15/2030	5,791	5,642
	AutoZone Inc.	5.125%	6/15/2030	2,815	2,852
	AutoZone Inc.	1.650%	1/15/2031	3,070	2,677
	Best Buy Co. Inc.	4.450%	10/1/2028	4,453	4,439
	Best Buy Co. Inc.	1.950%	10/1/2030	2,000	1,780
	Block Financial LLC	2.500%	7/15/2028	2,028	1,933
	Block Financial LLC	3.875%	8/15/2030	4,165	3,955
	BorgWarner Inc.	4.950%	8/15/2029	1,945	1,957
	Brunswick Corp.	5.850%	3/18/2029	3,445	3,526
	Choice Hotels International Inc.	3.700%	12/1/2029	1,095	1,050
	Choice Hotels International Inc.	3.700%	1/15/2031	5,967	5,631
[1]	Cornell University	4.169%	6/15/2030	10,472	10,371
	Darden Restaurants Inc.	4.350%	10/15/2027	2,090	2,084
5

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Darden Restaurants Inc.	4.550%	10/15/2029	3,270	3,247
	eBay Inc.	5.950%	11/22/2027	2,637	2,684
	eBay Inc.	4.250%	3/6/2029	4,984	4,924
	eBay Inc.	2.700%	3/11/2030	4,797	4,452
	eBay Inc.	2.600%	5/10/2031	5,222	4,704
[1]	Emory University	2.143%	9/1/2030	5,000	4,545
	Ford Motor Co.	9.625%	4/22/2030	3,942	4,468
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	7,969	7,899
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,230	2,197
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	2,940	3,021
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	25	24
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	3,676	3,781
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	12,277	12,671
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	1,623	1,526
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	3,370	3,402
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	1,760	1,742
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	5,078	5,043
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	11,177	11,137
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	4,730	4,788
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	4,146	4,372
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	3,778	3,800
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	6,819	6,403
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	3,333	3,305
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	4,935	4,499
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	6,054	6,130
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	4,390	4,189
	General Motors Co.	4.200%	10/1/2027	1,868	1,860
	General Motors Co.	6.800%	10/1/2027	3,625	3,713
	General Motors Co.	5.350%	4/15/2028	2,856	2,885
	General Motors Co.	5.400%	10/15/2029	1,463	1,489
	General Motors Co.	5.625%	4/15/2030	8,237	8,440
	General Motors Financial Co. Inc.	5.000%	7/15/2027	2,876	2,891
	General Motors Financial Co. Inc.	5.350%	7/15/2027	2,802	2,826
	General Motors Financial Co. Inc.	2.700%	8/20/2027	18,375	18,003
	General Motors Financial Co. Inc.	3.850%	1/5/2028	1,063	1,051
	General Motors Financial Co. Inc.	6.000%	1/9/2028	820	835
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,726	3,749
	General Motors Financial Co. Inc.	2.400%	4/10/2028	5,364	5,157
	General Motors Financial Co. Inc.	5.800%	6/23/2028	9,775	9,967
	General Motors Financial Co. Inc.	2.400%	10/15/2028	3,320	3,154
	General Motors Financial Co. Inc.	4.200%	10/27/2028	6,703	6,630
	General Motors Financial Co. Inc.	5.800%	1/7/2029	2,701	2,766
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,444	1,426
	General Motors Financial Co. Inc.	4.750%	4/6/2029	10,682	10,675
	General Motors Financial Co. Inc.	5.550%	7/15/2029	16,195	16,529
	General Motors Financial Co. Inc.	4.900%	10/6/2029	17,001	17,046
	General Motors Financial Co. Inc.	5.350%	1/7/2030	9,198	9,347
	General Motors Financial Co. Inc.	5.850%	4/6/2030	1,933	1,997
	General Motors Financial Co. Inc.	3.600%	6/21/2030	13,316	12,704
	General Motors Financial Co. Inc.	5.450%	7/15/2030	2,321	2,368
	General Motors Financial Co. Inc.	2.350%	1/8/2031	8,044	7,197
	General Motors Financial Co. Inc.	4.600%	1/8/2031	7,720	7,615
	General Motors Financial Co. Inc.	5.750%	2/8/2031	349	360
	General Motors Financial Co. Inc.	2.700%	6/10/2031	5,535	4,981
	General Motors Financial Co. Inc.	5.600%	6/18/2031	6,171	6,320
	General Motors Financial Co. Inc.	5.100%	9/15/2031	9,671	9,688
	General Motors Financial Co. Inc.	3.100%	1/12/2032	10,790	9,768
	Genuine Parts Co.	6.500%	11/1/2028	100	103
	Genuine Parts Co.	4.950%	8/15/2029	3,883	3,872
	Genuine Parts Co.	1.875%	11/1/2030	7,790	6,794
	Hasbro Inc.	3.900%	11/19/2029	180	175
	Hasbro Inc.	4.650%	3/12/2031	5,128	5,064
	Home Depot Inc.	2.800%	9/14/2027	4,459	4,386
	Home Depot Inc.	0.900%	3/15/2028	90	85
	Home Depot Inc.	1.500%	9/15/2028	4,030	3,799
	Home Depot Inc.	3.750%	9/15/2028	4,153	4,105
	Home Depot Inc.	3.900%	12/6/2028	9,935	9,848
	Home Depot Inc.	4.900%	4/15/2029	6,052	6,129
	Home Depot Inc.	2.950%	6/15/2029	13,994	13,437
	Home Depot Inc.	4.750%	6/25/2029	5,986	6,046
6

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.700%	4/15/2030	4,067	3,817
	Home Depot Inc.	3.950%	9/15/2030	4,861	4,761
	Home Depot Inc.	1.375%	3/15/2031	11,000	9,530
	Home Depot Inc.	4.850%	6/25/2031	8,951	9,063
	Home Depot Inc.	1.875%	9/15/2031	25	22
	Honda Motor Co. Ltd.	4.436%	7/8/2028	8,062	8,027
	Honda Motor Co. Ltd.	4.688%	7/8/2030	10,496	10,424
	Hyatt Hotels Corp.	5.050%	3/30/2028	2,342	2,355
	Hyatt Hotels Corp.	5.250%	6/30/2029	6,155	6,249
	Hyatt Hotels Corp.	5.750%	4/23/2030	2,977	3,050
	Hyatt Hotels Corp.	5.375%	12/15/2031	2,850	2,895
	JD.com Inc.	3.375%	1/14/2030	4,795	4,631
	Las Vegas Sands Corp.	5.625%	6/15/2028	4,612	4,668
	Las Vegas Sands Corp.	3.900%	8/8/2029	3,709	3,580
	Las Vegas Sands Corp.	6.000%	6/14/2030	4,715	4,845
	Las Vegas Sands Corp.	5.300%	5/15/2031	25	25
	Lear Corp.	4.250%	5/15/2029	7,860	7,746
	Lear Corp.	3.500%	5/30/2030	2,000	1,903
	Leggett & Platt Inc.	3.500%	11/15/2027	4,754	4,656
	Leggett & Platt Inc.	4.400%	3/15/2029	4,073	3,979
[1]	Leland Stanford Junior University	4.146%	8/1/2030	5,000	4,956
	Lennar Corp.	4.750%	11/29/2027	5,569	5,580
	Lennar Corp.	5.200%	7/30/2030	5,160	5,212
	Lowe's Cos. Inc.	3.950%	10/15/2027	9,048	8,995
	Lowe's Cos. Inc.	1.300%	4/15/2028	8,758	8,281
	Lowe's Cos. Inc.	1.700%	9/15/2028	6,446	6,066
	Lowe's Cos. Inc.	4.000%	10/15/2028	10,576	10,443
	Lowe's Cos. Inc.	3.650%	4/5/2029	7,138	6,974
	Lowe's Cos. Inc.	4.500%	4/15/2030	8,820	8,795
	Lowe's Cos. Inc.	1.700%	10/15/2030	7,814	6,912
	Lowe's Cos. Inc.	4.250%	3/15/2031	11,890	11,650
	Lowe's Cos. Inc.	2.625%	4/1/2031	6,448	5,873
	Magna International Inc.	5.050%	3/14/2029	258	261
	Marriott International Inc.	4.200%	7/15/2027	725	724
	Marriott International Inc.	5.000%	10/15/2027	5,038	5,072
[1]	Marriott International Inc.	4.000%	4/15/2028	6,173	6,122
	Marriott International Inc.	5.550%	10/15/2028	2,538	2,588
[1]	Marriott International Inc.	4.650%	12/1/2028	2,700	2,702
	Marriott International Inc.	4.900%	4/15/2029	674	679
	Marriott International Inc.	4.875%	5/15/2029	1,905	1,919
[1]	Marriott International Inc.	4.625%	6/15/2030	6,892	6,875
	Marriott International Inc.	4.500%	10/15/2031	4,832	4,762
	Masco Corp.	3.500%	11/15/2027	1,022	1,008
	Masco Corp.	1.500%	2/15/2028	5,895	5,610
	Masco Corp.	2.000%	2/15/2031	4,525	3,983
	Mattel Inc.	5.000%	11/17/2030	2,310	2,302
[1]	McDonald's Corp.	3.800%	4/1/2028	6,647	6,581
	McDonald's Corp.	4.800%	8/14/2028	6,981	7,027
[1]	McDonald's Corp.	5.000%	5/17/2029	4,283	4,340
[1]	McDonald's Corp.	2.625%	9/1/2029	6,720	6,357
[1]	McDonald's Corp.	2.125%	3/1/2030	1,006	923
	McDonald's Corp.	4.600%	5/15/2030	5,498	5,517
[1]	McDonald's Corp.	3.600%	7/1/2030	4,245	4,112
	McDonald's Corp.	4.400%	2/12/2031	5,311	5,274
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	3,861	4,423
	Mohawk Industries Inc.	5.850%	9/18/2028	4,122	4,221
	Mohawk Industries Inc.	3.625%	5/15/2030	250	240
	NIKE Inc.	2.850%	3/27/2030	13,719	12,937
	NVR Inc.	3.000%	5/15/2030	9,046	8,475
	O'Reilly Automotive Inc.	3.600%	9/1/2027	2,315	2,293
	O'Reilly Automotive Inc.	3.900%	6/1/2029	7,296	7,151
	O'Reilly Automotive Inc.	4.200%	4/1/2030	3,410	3,355
	O'Reilly Automotive Inc.	1.750%	3/15/2031	2,000	1,749
	Owens Corning	3.950%	8/15/2029	3,593	3,517
	Owens Corning	3.875%	6/1/2030	1,436	1,390
	Polaris Inc.	6.950%	3/15/2029	4,261	4,464
	Polaris Inc.	5.600%	3/1/2031	2,357	2,357
	President & Fellows of Harvard College	4.887%	3/15/2030	3,000	3,053
	PulteGroup Inc.	4.250%	3/1/2031	3,750	3,661
	PVH Corp.	5.500%	6/13/2030	2,231	2,245
7

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ralph Lauren Corp.	2.950%	6/15/2030	4,999	4,687
	Ross Stores Inc.	1.875%	4/15/2031	5,204	4,588
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	2,878	2,981
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	4,047	3,988
	Sands China Ltd.	5.400%	8/8/2028	11,636	11,714
	Sands China Ltd.	2.850%	3/8/2029	4,739	4,483
	Sands China Ltd.	4.375%	6/18/2030	4,785	4,635
	Starbucks Corp.	3.500%	3/1/2028	659	649
	Starbucks Corp.	4.500%	5/15/2028	2,152	2,152
	Starbucks Corp.	4.000%	11/15/2028	2,296	2,270
	Starbucks Corp.	3.550%	8/15/2029	7,987	7,768
	Starbucks Corp.	2.250%	3/12/2030	4,180	3,838
	Starbucks Corp.	2.550%	11/15/2030	13,415	12,291
	Starbucks Corp.	4.900%	2/15/2031	5,025	5,066
[1]	Tapestry Inc.	4.125%	7/15/2027	100	100
	Tapestry Inc.	5.100%	3/11/2030	5,193	5,233
	TJX Cos. Inc.	3.875%	4/15/2030	1,977	1,931
	Toll Brothers Finance Corp.	4.350%	2/15/2028	4,505	4,485
	Toyota Motor Corp.	5.118%	7/13/2028	11,397	11,546
	Toyota Motor Corp.	3.669%	7/20/2028	576	569
	Toyota Motor Corp.	2.760%	7/2/2029	2,959	2,818
	Toyota Motor Corp.	4.450%	6/30/2030	3,442	3,423
	Toyota Motor Corp.	2.362%	3/25/2031	2,000	1,812
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	3,257	3,149
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	5,406	5,423
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	5,479	5,483
	Toyota Motor Credit Corp.	5.450%	11/10/2027	3,242	3,292
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	330	324
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	6,744	6,690
	Toyota Motor Credit Corp.	4.625%	1/12/2028	3,335	3,351
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	3,781	3,626
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	4,773	4,765
	Toyota Motor Credit Corp.	4.050%	9/5/2028	9,800	9,725
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	4,600	4,676
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	4,912	4,932
	Toyota Motor Credit Corp.	3.650%	1/8/2029	2,492	2,447
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	6,501	6,428
	Toyota Motor Credit Corp.	5.050%	5/16/2029	7,186	7,289
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	6,050	6,044
	Toyota Motor Credit Corp.	4.950%	1/9/2030	8,208	8,303
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	7,616	7,295
	Toyota Motor Credit Corp.	4.800%	5/15/2030	5,600	5,632
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	5,000	4,987
	Toyota Motor Credit Corp.	5.550%	11/20/2030	5,600	5,793
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	4,101	3,599
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	9,730	9,554
	Toyota Motor Credit Corp.	5.100%	3/21/2031	70	71
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	5,785	5,736
	Toyota Motor Credit Corp.	1.900%	9/12/2031	4,100	3,573
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	5,200	5,170
	Tractor Supply Co.	1.750%	11/1/2030	5,207	4,582
	Trustees of Dartmouth College	4.273%	6/1/2030	3,700	3,679
	Trustees of Princeton University	4.647%	7/1/2030	2,000	2,020
					1,336,025
Consumer Staples (1.2%)
	Ahold Finance USA LLC	6.875%	5/1/2029	6,367	6,741
	Altria Group Inc.	4.875%	2/4/2028	976	981
	Altria Group Inc.	6.200%	11/1/2028	2,918	3,019
	Altria Group Inc.	4.800%	2/14/2029	10,871	10,910
	Altria Group Inc.	3.400%	5/6/2030	5,803	5,536
	Altria Group Inc.	4.500%	8/6/2030	2,773	2,751
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	38,551	38,762
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	11,269	10,875
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	4,878	4,653
	Avery Dennison Corp.	4.875%	12/6/2028	4,333	4,354
	BAT Capital Corp.	3.557%	8/15/2027	8,471	8,388
	BAT Capital Corp.	2.259%	3/25/2028	7,161	6,891
	BAT Capital Corp.	3.462%	9/6/2029	5,912	5,704
	BAT Capital Corp.	4.906%	4/2/2030	7,318	7,355
8

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	6.343%	8/2/2030	10,175	10,755
	BAT Capital Corp.	5.834%	2/20/2031	5,825	6,068
	BAT Capital Corp.	2.726%	3/25/2031	10,655	9,730
	BAT International Finance plc	4.448%	3/16/2028	8,428	8,410
	BAT International Finance plc	5.931%	2/2/2029	13,815	14,244
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	170	169
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	5,829	5,796
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	6,327	6,253
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	5,815	5,421
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	3,000	2,738
	Campbell's Co.	4.150%	3/15/2028	9,447	9,361
	Campbell's Co.	5.200%	3/21/2029	3,812	3,846
	Campbell's Co.	2.375%	4/24/2030	3,366	3,051
	Campbell's Co.	4.550%	3/21/2031	3,100	3,017
	Church & Dwight Co. Inc.	3.150%	8/1/2027	4,202	4,151
	Clorox Co.	3.100%	10/1/2027	2,470	2,429
	Clorox Co.	4.400%	5/1/2029	5,978	5,932
	Clorox Co.	1.800%	5/15/2030	2,687	2,406
	Clorox Co.	4.700%	5/15/2031	2,575	2,558
	Coca-Cola Co.	1.000%	3/15/2028	5,399	5,116
	Coca-Cola Co.	2.125%	9/6/2029	953	892
	Coca-Cola Co.	3.450%	3/25/2030	726	704
	Coca-Cola Co.	1.650%	6/1/2030	5,635	5,084
	Coca-Cola Co.	1.375%	3/15/2031	10,000	8,722
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	7,353	7,489
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	6,390	5,970
	Colgate-Palmolive Co.	4.600%	3/1/2028	6,345	6,386
	Colgate-Palmolive Co.	4.200%	5/1/2030	210	209
	Conagra Brands Inc.	1.375%	11/1/2027	217	208
	Conagra Brands Inc.	4.850%	11/1/2028	10,272	10,285
	Conagra Brands Inc.	5.000%	8/1/2030	3,582	3,576
	Constellation Brands Inc.	3.600%	2/15/2028	5,265	5,184
	Constellation Brands Inc.	4.650%	11/15/2028	11,985	11,990
	Constellation Brands Inc.	4.800%	1/15/2029	2,163	2,169
	Constellation Brands Inc.	3.150%	8/1/2029	904	864
	Constellation Brands Inc.	2.875%	5/1/2030	2,335	2,181
	Constellation Brands Inc.	4.800%	5/1/2030	1,030	1,033
	Constellation Brands Inc.	4.850%	5/6/2031	3,650	3,649
	Constellation Brands Inc.	2.250%	8/1/2031	3,055	2,696
	Costco Wholesale Corp.	1.600%	4/20/2030	25	23
	Diageo Capital plc	5.300%	10/24/2027	10,884	11,009
	Diageo Capital plc	3.875%	5/18/2028	215	213
	Diageo Capital plc	2.375%	10/24/2029	6,204	5,782
	Diageo Capital plc	2.000%	4/29/2030	600	545
	Diageo Investment Corp.	5.125%	8/15/2030	7,295	7,411
	Dollar General Corp.	4.125%	5/1/2028	10,277	10,195
	Dollar General Corp.	5.200%	7/5/2028	2,710	2,739
	Dollar General Corp.	3.500%	4/3/2030	292	279
	Dollar Tree Inc.	4.200%	5/15/2028	9,235	9,164
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	7,104	7,088
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	3,875	3,608
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	4,435	3,920
	General Mills Inc.	4.200%	4/17/2028	8,404	8,352
	General Mills Inc.	5.500%	10/17/2028	295	301
	General Mills Inc.	4.875%	1/30/2030	2,351	2,362
	General Mills Inc.	2.875%	4/15/2030	4,990	4,671
	Haleon US Capital LLC	3.375%	3/24/2029	12,150	11,768
	Hershey Co.	4.550%	2/24/2028	2,349	2,357
	Hershey Co.	4.250%	5/4/2028	1,642	1,638
	Hershey Co.	2.450%	11/15/2029	825	773
	Hershey Co.	1.700%	6/1/2030	1,591	1,429
	Hormel Foods Corp.	1.700%	6/3/2028	5,385	5,115
	Hormel Foods Corp.	1.800%	6/11/2030	6,510	5,856
	Ingredion Inc.	2.900%	6/1/2030	3,065	2,865
	J M Smucker Co.	3.375%	12/15/2027	4,180	4,119
	J M Smucker Co.	5.900%	11/15/2028	4,211	4,334
	J M Smucker Co.	2.375%	3/15/2030	1,286	1,186
	Kellanova	4.300%	5/15/2028	7,450	7,434
	Kellanova	2.100%	6/1/2030	3,105	2,828
[1]	Kellanova	7.450%	4/1/2031	3,203	3,576
9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.050%	3/22/2028	7,539	7,613
	Kenvue Inc.	5.000%	3/22/2030	1,396	1,413
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	6,755	6,749
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	6,485	6,532
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	6,199	6,071
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	3,215	3,025
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,922	2,890
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	1,304	1,158
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	3,609	3,642
	Kimberly-Clark Corp.	3.200%	4/25/2029	5,495	5,314
	Kimberly-Clark Corp.	3.100%	3/26/2030	4,815	4,578
	Kraft Heinz Foods Co.	4.625%	1/30/2029	379	379
	Kraft Heinz Foods Co.	3.750%	4/1/2030	159	154
	Kraft Heinz Foods Co.	4.250%	3/1/2031	4,385	4,281
	Kroger Co.	3.700%	8/1/2027	3,244	3,220
	Kroger Co.	4.500%	1/15/2029	3,558	3,553
	Kroger Co.	1.700%	1/15/2031	5,390	4,725
	Kroger Co.	7.500%	4/1/2031	2,500	2,790
[3]	Maple Parent Holdings Corp.	4.750%	3/26/2029	1,485	1,483
[3]	Maple Parent Holdings Corp.	5.050%	3/26/2031	3,250	3,247
	McCormick & Co. Inc.	3.400%	8/15/2027	6,020	5,952
	McCormick & Co. Inc.	4.150%	2/15/2029	1,400	1,384
	McCormick & Co. Inc.	1.850%	2/15/2031	2,650	2,336
	Molson Coors Beverage Co.	4.900%	7/8/2031	3,150	3,144
	Mondelez International Inc.	4.250%	5/6/2028	4,370	4,351
	Mondelez International Inc.	4.125%	5/7/2028	175	174
	Mondelez International Inc.	4.750%	2/20/2029	4,496	4,518
	Mondelez International Inc.	2.750%	4/13/2030	2,582	2,411
	Mondelez International Inc.	4.500%	5/6/2030	4,240	4,213
	Mondelez International Inc.	1.500%	2/4/2031	3,123	2,717
	PepsiCo Inc.	3.000%	10/15/2027	3,511	3,460
	PepsiCo Inc.	4.450%	2/7/2028	2,169	2,174
	PepsiCo Inc.	3.600%	2/18/2028	4,955	4,902
	PepsiCo Inc.	4.450%	5/15/2028	7,746	7,771
	PepsiCo Inc.	4.100%	1/15/2029	18,100	17,994
	PepsiCo Inc.	7.000%	3/1/2029	3,635	3,879
	PepsiCo Inc.	4.500%	7/17/2029	1,815	1,821
	PepsiCo Inc.	2.625%	7/29/2029	6,737	6,399
	PepsiCo Inc.	2.750%	3/19/2030	5,649	5,322
	PepsiCo Inc.	1.625%	5/1/2030	5,575	5,023
	PepsiCo Inc.	4.300%	7/23/2030	3,924	3,920
	PepsiCo Inc.	1.950%	10/21/2031	100	88
	Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/2029	55	55
	Philip Morris International Inc.	4.375%	11/1/2027	4,381	4,378
	Philip Morris International Inc.	5.125%	11/17/2027	14,645	14,782
	Philip Morris International Inc.	4.875%	2/15/2028	21,387	21,521
	Philip Morris International Inc.	3.125%	3/2/2028	260	254
	Philip Morris International Inc.	4.125%	4/28/2028	5,298	5,270
	Philip Morris International Inc.	3.875%	10/27/2028	3,940	3,887
	Philip Morris International Inc.	4.875%	2/13/2029	6,458	6,508
	Philip Morris International Inc.	4.125%	4/27/2029	3,575	3,537
	Philip Morris International Inc.	3.375%	8/15/2029	4,740	4,572
	Philip Morris International Inc.	4.625%	11/1/2029	8,095	8,103
	Philip Morris International Inc.	5.625%	11/17/2029	8,863	9,132
	Philip Morris International Inc.	5.125%	2/15/2030	12,958	13,155
	Philip Morris International Inc.	4.375%	4/30/2030	5,553	5,497
	Philip Morris International Inc.	2.100%	5/1/2030	4,873	4,443
	Philip Morris International Inc.	4.000%	10/29/2030	6,785	6,607
	Philip Morris International Inc.	1.750%	11/1/2030	5,939	5,260
	Philip Morris International Inc.	5.125%	2/13/2031	8,040	8,186
	Pilgrim's Pride Corp.	4.250%	4/15/2031	6,000	5,756
	Procter & Gamble Co.	2.850%	8/11/2027	5,335	5,257
	Procter & Gamble Co.	4.350%	1/29/2029	12,407	12,451
	Procter & Gamble Co.	4.150%	10/24/2029	902	900
	Procter & Gamble Co.	3.000%	3/25/2030	7,495	7,139
	Procter & Gamble Co.	4.050%	5/1/2030	3,325	3,296
	Procter & Gamble Co.	1.200%	10/29/2030	906	793
	Sysco Corp.	5.750%	1/17/2029	8,078	8,280
	Sysco Corp.	2.400%	2/15/2030	2,506	2,307
	Sysco Corp.	5.950%	4/1/2030	271	281
10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	5.100%	9/23/2030	4,204	4,244
	Sysco Corp.	4.400%	7/25/2031	3,365	3,279
	Target Corp.	4.350%	6/15/2028	2,541	2,541
	Target Corp.	3.375%	4/15/2029	12,920	12,582
	Target Corp.	2.350%	2/15/2030	380	353
	Target Corp.	2.650%	9/15/2030	1,345	1,246
	Tyson Foods Inc.	4.350%	3/1/2029	7,911	7,847
	Tyson Foods Inc.	5.400%	3/15/2029	5,080	5,175
	Unilever Capital Corp.	4.250%	8/12/2027	1,903	1,904
	Unilever Capital Corp.	3.500%	3/22/2028	5,754	5,677
	Unilever Capital Corp.	4.875%	9/8/2028	9,368	9,470
	Unilever Capital Corp.	2.125%	9/6/2029	7,440	6,944
	Walmart Inc.	3.950%	9/9/2027	5,363	5,351
	Walmart Inc.	3.900%	4/15/2028	3,147	3,132
	Walmart Inc.	3.700%	6/26/2028	6,501	6,439
	Walmart Inc.	1.500%	9/22/2028	9,650	9,098
	Walmart Inc.	4.000%	4/30/2029	2,656	2,635
	Walmart Inc.	3.250%	7/8/2029	194	189
	Walmart Inc.	2.375%	9/24/2029	605	570
	Walmart Inc.	7.550%	2/15/2030	1,710	1,896
	Walmart Inc.	4.000%	4/15/2030	500	495
	Walmart Inc.	4.150%	4/30/2031	5,778	5,713
	Walmart Inc.	1.800%	9/22/2031	1,000	883
					876,642
Energy (1.4%)
[1]	APA Corp.	4.250%	1/15/2030	2,360	2,319
	Baker Hughes Holdings LLC	3.337%	12/15/2027	5,847	5,758
	Baker Hughes Holdings LLC	4.050%	3/11/2029	3,497	3,447
	Boardwalk Pipelines LP	4.450%	7/15/2027	1,117	1,115
	Boardwalk Pipelines LP	4.800%	5/3/2029	4,170	4,174
	Boardwalk Pipelines LP	3.400%	2/15/2031	64	60
	BP Capital Markets America Inc.	5.017%	11/17/2027	1,050	1,059
	BP Capital Markets America Inc.	3.937%	9/21/2028	8,966	8,859
	BP Capital Markets America Inc.	4.234%	11/6/2028	20,578	20,440
	BP Capital Markets America Inc.	4.699%	4/10/2029	8,721	8,754
	BP Capital Markets America Inc.	4.970%	10/17/2029	1,106	1,118
	BP Capital Markets America Inc.	4.868%	11/25/2029	9,285	9,369
	BP Capital Markets America Inc.	3.633%	4/6/2030	282	272
	BP Capital Markets America Inc.	1.749%	8/10/2030	170	152
	BP Capital Markets plc	3.279%	9/19/2027	5,214	5,155
	BP Capital Markets plc	3.723%	11/28/2028	6,276	6,161
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	7,095	7,166
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	8,970	8,672
	Cheniere Energy Inc.	4.625%	10/15/2028	9,302	9,282
	Cheniere Energy Partners LP	4.500%	10/1/2029	8,400	8,337
	Cheniere Energy Partners LP	4.000%	3/1/2031	8,860	8,530
	Chevron Corp.	2.236%	5/11/2030	11,342	10,432
	Chevron USA Inc.	1.018%	8/12/2027	6,514	6,297
	Chevron USA Inc.	3.950%	8/13/2027	5,967	5,958
	Chevron USA Inc.	3.850%	1/15/2028	4,279	4,250
	Chevron USA Inc.	4.475%	2/26/2028	4,758	4,771
	Chevron USA Inc.	4.050%	8/13/2028	10,510	10,457
	Chevron USA Inc.	3.250%	10/15/2029	2,166	2,088
	Chevron USA Inc.	4.687%	4/15/2030	4,234	4,263
	Chevron USA Inc.	4.300%	10/15/2030	8,835	8,785
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	9,943	9,920
	ConocoPhillips Co.	4.700%	1/15/2030	12,907	12,949
	Continental Resources Inc.	4.375%	1/15/2028	8,196	8,142
	DCP Midstream Operating LP	5.625%	7/15/2027	4,618	4,658
	DCP Midstream Operating LP	5.125%	5/15/2029	5,552	5,614
[3]	Devon Energy Corp.	4.375%	3/15/2029	1,485	1,472
	Diamondback Energy Inc.	3.500%	12/1/2029	7,826	7,547
	Diamondback Energy Inc.	5.150%	1/30/2030	16,948	17,194
	Enbridge Inc.	3.700%	7/15/2027	5,900	5,859
	Enbridge Inc.	4.600%	6/20/2028	1,109	1,109
	Enbridge Inc.	6.000%	11/15/2028	5,416	5,579
	Enbridge Inc.	4.200%	11/20/2028	3,150	3,121
	Enbridge Inc.	5.300%	4/5/2029	5,805	5,899
	Enbridge Inc.	3.125%	11/15/2029	7,327	6,975
11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	4.900%	6/20/2030	3,459	3,469
	Enbridge Inc.	6.200%	11/15/2030	907	954
	Enbridge Inc.	4.850%	3/27/2031	7,965	7,958
	Enbridge Inc.	7.375%	3/15/2055	3,155	3,318
	Energy Transfer LP	4.000%	10/1/2027	3,236	3,215
	Energy Transfer LP	5.550%	2/15/2028	9,105	9,230
	Energy Transfer LP	4.950%	5/15/2028	6,705	6,742
	Energy Transfer LP	4.950%	6/15/2028	5,037	5,064
	Energy Transfer LP	6.100%	12/1/2028	3,747	3,864
	Energy Transfer LP	5.250%	4/15/2029	9,991	10,126
	Energy Transfer LP	5.250%	7/1/2029	9,534	9,682
	Energy Transfer LP	5.200%	4/1/2030	10,399	10,557
	Energy Transfer LP	3.750%	5/15/2030	15,381	14,810
	Energy Transfer LP	4.550%	1/15/2031	21,228	20,955
	Eni USA Inc.	7.300%	11/15/2027	315	326
	Enterprise Products Operating LLC	4.300%	6/20/2028	6,383	6,361
	Enterprise Products Operating LLC	4.150%	10/16/2028	4,764	4,729
	Enterprise Products Operating LLC	3.125%	7/31/2029	8,115	7,782
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,544	10,866
	Enterprise Products Operating LLC	4.600%	1/15/2031	11,194	11,159
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	6,960	6,932
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	4,583	4,562
	EOG Resources Inc.	4.400%	7/15/2028	2,034	2,030
	EOG Resources Inc.	4.375%	4/15/2030	1,746	1,729
	EOG Resources Inc.	4.400%	1/15/2031	3,104	3,062
	EQT Corp.	3.900%	10/1/2027	2,099	2,079
	EQT Corp.	5.700%	4/1/2028	1,129	1,148
	EQT Corp.	7.500%	6/1/2030	1,706	1,840
	EQT Corp.	4.750%	1/15/2031	11,290	11,177
	Expand Energy Corp.	5.375%	2/1/2029	3,305	3,304
	Expand Energy Corp.	5.375%	3/15/2030	6,900	6,928
	Exxon Mobil Corp.	2.440%	8/16/2029	562	531
	Exxon Mobil Corp.	3.482%	3/19/2030	15,485	14,995
	Exxon Mobil Corp.	2.610%	10/15/2030	21,203	19,665
	Halliburton Co.	2.920%	3/1/2030	12,154	11,410
	Helmerich & Payne Inc.	4.650%	12/1/2027	3,596	3,591
	Hess Corp.	7.875%	10/1/2029	2,580	2,829
	HF Sinclair Corp.	4.500%	10/1/2030	25	24
	HF Sinclair Corp.	5.750%	1/15/2031	3,364	3,436
	Kinder Morgan Inc.	4.300%	3/1/2028	10,391	10,351
	Kinder Morgan Inc.	5.000%	2/1/2029	403	407
	Kinder Morgan Inc.	5.100%	8/1/2029	3,308	3,349
	Kinder Morgan Inc.	5.150%	6/1/2030	11,478	11,669
	Kinder Morgan Inc.	2.000%	2/15/2031	458	405
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,441	4,384
	Marathon Petroleum Corp.	5.150%	3/1/2030	14,155	14,348
	MPLX LP	4.250%	12/1/2027	2,196	2,185
	MPLX LP	4.000%	3/15/2028	6,237	6,177
	MPLX LP	4.800%	2/15/2029	7,044	7,056
	MPLX LP	2.650%	8/15/2030	2,217	2,041
	MPLX LP	4.800%	2/15/2031	9,346	9,316
	NOV Inc.	3.600%	12/1/2029	36	35
	Occidental Petroleum Corp.	8.875%	7/15/2030	5,868	6,613
	Occidental Petroleum Corp.	6.625%	9/1/2030	10,267	10,858
	ONEOK Inc.	4.000%	7/13/2027	4,162	4,140
	ONEOK Inc.	4.250%	9/24/2027	18,993	18,928
	ONEOK Inc.	4.550%	7/15/2028	5,791	5,783
	ONEOK Inc.	5.650%	11/1/2028	4,370	4,461
	ONEOK Inc.	4.350%	3/15/2029	4,819	4,778
	ONEOK Inc.	5.375%	6/1/2029	3,840	3,900
	ONEOK Inc.	3.400%	9/1/2029	1,955	1,878
	ONEOK Inc.	4.400%	10/15/2029	5,585	5,524
	ONEOK Inc.	3.250%	6/1/2030	456	430
	ONEOK Inc.	5.800%	11/1/2030	316	327
	ONEOK Inc.	6.350%	1/15/2031	7,550	7,947
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	352	353
	Phillips 66	3.900%	3/15/2028	6,407	6,336
	Phillips 66 Co.	4.950%	12/1/2027	6,957	6,999
	Phillips 66 Co.	3.150%	12/15/2029	800	761
[1]	Phillips 66 Co.	5.875%	3/15/2056	6,000	5,952
12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pioneer Natural Resources Co.	1.900%	8/15/2030	385	346
	Plains All American Pipeline LP	3.800%	9/15/2030	370	355
	Plains All American Pipeline LP	4.700%	1/15/2031	14,084	13,966
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	11,086	11,013
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	11,882	11,768
	Schlumberger Investment SA	4.550%	5/7/2031	2,775	2,758
[3]	Shell Finance US Inc.	3.875%	11/13/2028	4,159	4,104
[1]	Shell Finance US Inc.	2.375%	11/7/2029	15,220	14,247
[1]	Shell Finance US Inc.	2.750%	4/6/2030	10,251	9,618
	Shell Finance US Inc.	4.125%	11/6/2030	4,341	4,263
	Shell International Finance BV	2.375%	11/7/2029	475	443
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	2,615	2,622
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	6,949	6,973
	Targa Resources Corp.	5.200%	7/1/2027	6,820	6,862
	Targa Resources Corp.	4.350%	1/15/2029	5,229	5,190
	Targa Resources Corp.	6.150%	3/1/2029	7,470	7,736
	Targa Resources Corp.	4.900%	9/15/2030	796	797
	Targa Resources Partners LP	5.000%	1/15/2028	4,932	4,930
	Targa Resources Partners LP	5.500%	3/1/2030	4,210	4,246
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	3,611	3,792
	TotalEnergies Capital International SA	3.455%	2/19/2029	7,936	7,746
	TotalEnergies Capital International SA	2.829%	1/10/2030	29,064	27,440
	TotalEnergies Capital SA	3.883%	10/11/2028	430	426
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	10,274	10,102
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,730	10,667
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	7,107	6,948
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	4,485	4,644
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	909	900
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	2,326	2,208
	Valero Energy Corp.	2.150%	9/15/2027	3,238	3,152
	Valero Energy Corp.	4.350%	6/1/2028	6,458	6,435
	Valero Energy Corp.	4.000%	4/1/2029	5,855	5,767
	Valero Energy Corp.	5.150%	2/15/2030	705	715
	Valero Energy Partners LP	4.500%	3/15/2028	5,664	5,660
	Viper Energy Partners LLC	4.900%	8/1/2030	3,350	3,337
	Western Midstream Operating LP	4.500%	3/1/2028	1,944	1,936
	Western Midstream Operating LP	4.750%	8/15/2028	2,557	2,558
	Western Midstream Operating LP	6.350%	1/15/2029	4,984	5,154
	Western Midstream Operating LP	4.050%	2/1/2030	5,915	5,733
	Williams Cos. Inc.	5.300%	8/15/2028	7,172	7,273
	Williams Cos. Inc.	4.900%	3/15/2029	9,688	9,745
	Williams Cos. Inc.	4.625%	6/30/2030	3,674	3,655
	Williams Cos. Inc.	3.500%	11/15/2030	7,407	7,025
	Williams Cos. Inc.	2.600%	3/15/2031	11,435	10,351
	Woodside Finance Ltd.	4.900%	5/19/2028	3,726	3,738
	Woodside Finance Ltd.	5.400%	5/19/2030	9,687	9,846
					972,858
Financials (9.3%)
	ACE Capital Trust II	9.700%	4/1/2030	2,000	2,333
[1]	Aegon Ltd.	5.500%	4/11/2048	5,193	5,209
	AerCap Ireland Capital DAC	3.650%	7/21/2027	4,511	4,476
	AerCap Ireland Capital DAC	4.625%	10/15/2027	416	416
	AerCap Ireland Capital DAC	3.875%	1/23/2028	7,848	7,756
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,250	2,260
	AerCap Ireland Capital DAC	5.750%	6/6/2028	3,728	3,801
	AerCap Ireland Capital DAC	3.000%	10/29/2028	41,836	40,289
	AerCap Ireland Capital DAC	5.100%	1/19/2029	6,475	6,535
	AerCap Ireland Capital DAC	4.125%	2/28/2029	2,693	2,656
	AerCap Ireland Capital DAC	4.625%	9/10/2029	3,291	3,278
	AerCap Ireland Capital DAC	6.150%	9/30/2030	6,646	6,947
	AerCap Ireland Capital DAC	6.950%	3/10/2055	4,180	4,325
	Affiliated Managers Group Inc.	3.300%	6/15/2030	2,688	2,543
	Aflac Inc.	3.600%	4/1/2030	7,083	6,835
	Alleghany Corp.	3.625%	5/15/2030	205	198
	Allstate Corp.	5.050%	6/24/2029	4,491	4,546
	Allstate Corp.	1.450%	12/15/2030	5,058	4,399
	Ally Financial Inc.	7.100%	11/15/2027	1,170	1,205
	Ally Financial Inc.	2.200%	11/2/2028	3,270	3,088
	Ally Financial Inc.	5.737%	5/15/2029	25	25
13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	6.992%	6/13/2029	2,976	3,086
	Ally Financial Inc.	6.848%	1/3/2030	313	325
	Ally Financial Inc.	5.543%	1/17/2031	10,342	10,395
	American Express Co.	5.850%	11/5/2027	2,095	2,135
	American Express Co.	5.043%	7/26/2028	6,141	6,177
	American Express Co.	4.731%	4/25/2029	10,749	10,778
	American Express Co.	4.050%	5/3/2029	945	936
	American Express Co.	4.351%	7/20/2029	9,042	8,995
	American Express Co.	5.282%	7/27/2029	12,351	12,513
	American Express Co.	5.532%	4/25/2030	11,081	11,327
	American Express Co.	4.444%	5/3/2030	6,007	5,970
	American Express Co.	5.085%	1/30/2031	18,139	18,363
	American Express Co.	5.016%	4/25/2031	9,501	9,598
	American Express Co.	6.489%	10/30/2031	8,743	9,327
	American International Group Inc.	4.850%	5/7/2030	2,606	2,618
	American International Group Inc.	3.400%	6/30/2030	2,828	2,689
	American National Group Inc.	5.750%	10/1/2029	4,517	4,584
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,143	4,255
	Ameriprise Financial Inc.	4.800%	6/15/2031	1,522	1,522
	Aon Corp.	3.750%	5/2/2029	7,136	6,963
	Aon Corp.	2.800%	5/15/2030	5,941	5,530
	Aon North America Inc.	5.150%	3/1/2029	9,441	9,573
	Aon North America Inc.	5.300%	3/1/2031	4,880	4,966
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	2,400	2,362
	Apollo Debt Solutions BDC	6.900%	4/13/2029	1,590	1,631
	Apollo Debt Solutions BDC	5.875%	8/30/2030	2,226	2,201
[3]	Apollo Debt Solutions BDC	5.700%	1/23/2031	9,140	8,946
	Apollo Global Management Inc.	4.600%	1/15/2031	1,836	1,814
	Ares Capital Corp.	2.875%	6/15/2028	6,307	6,034
	Ares Capital Corp.	5.875%	3/1/2029	3,045	3,070
	Ares Capital Corp.	5.950%	7/15/2029	1,270	1,282
	Ares Capital Corp.	5.550%	1/15/2030	2,350	2,336
	Ares Capital Corp.	5.500%	9/1/2030	5,459	5,392
	Ares Capital Corp.	5.100%	1/15/2031	428	414
	Ares Capital Corp.	5.250%	4/12/2031	13,513	13,132
	Ares Management Corp.	6.375%	11/10/2028	4,493	4,647
	Ares Strategic Income Fund	5.700%	3/15/2028	5,396	5,388
	Ares Strategic Income Fund	5.450%	9/9/2028	2,986	2,976
	Ares Strategic Income Fund	4.850%	1/15/2029	7,125	7,004
	Ares Strategic Income Fund	6.350%	8/15/2029	4,723	4,765
	Ares Strategic Income Fund	5.600%	2/15/2030	2,655	2,608
	Ares Strategic Income Fund	5.800%	9/9/2030	3,430	3,380
[1]	Ares Strategic Income Fund	5.150%	1/15/2031	7,000	6,679
	Ares Strategic Income Fund	5.550%	4/15/2031	3,359	3,255
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,830	2,835
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,353	18,486
	Associated Banc-Corp.	6.455%	8/29/2030	2,705	2,781
	Assurant Inc.	4.900%	3/27/2028	1,820	1,822
	Assurant Inc.	3.700%	2/22/2030	4,931	4,721
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	2,375	2,444
[3]	Athene Global Funding	5.583%	1/9/2029	1,250	1,268
	Athene Holding Ltd.	4.125%	1/12/2028	4,085	4,046
	Athene Holding Ltd.	6.150%	4/3/2030	13,779	14,273
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	5,725	5,762
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	1,178	1,177
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	6,900	6,946
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,834	2,766
	AXIS Specialty Finance plc	4.000%	12/6/2027	2,505	2,481
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	4,173	4,071
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	2,105	2,034
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	7,795	7,940
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	4,600	4,534
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	575	586
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	7,400	7,386
	Banco Santander SA	5.294%	8/18/2027	13,342	13,445
	Banco Santander SA	3.800%	2/23/2028	6,139	6,061
	Banco Santander SA	4.379%	4/12/2028	608	606
[1]	Banco Santander SA	5.365%	7/15/2028	6,475	6,528
	Banco Santander SA	5.588%	8/8/2028	12,250	12,471
	Banco Santander SA	6.607%	11/7/2028	10,690	11,173
14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	4.600%	4/15/2029	6,154	6,126
	Banco Santander SA	3.306%	6/27/2029	10,923	10,526
	Banco Santander SA	5.565%	1/17/2030	7,270	7,449
	Banco Santander SA	5.538%	3/14/2030	6,897	7,031
	Banco Santander SA	3.490%	5/28/2030	276	263
	Banco Santander SA	4.551%	11/6/2030	8,735	8,602
	Banco Santander SA	2.749%	12/3/2030	3,405	3,088
	Banco Santander SA	4.867%	4/15/2031	35,442	35,248
[1]	Bank of America Corp.	4.183%	11/25/2027	20,020	19,933
[1]	Bank of America Corp.	3.593%	7/21/2028	4,265	4,225
[1]	Bank of America Corp.	4.948%	7/22/2028	40,524	40,690
	Bank of America Corp.	6.204%	11/10/2028	27,295	27,867
[1]	Bank of America Corp.	3.419%	12/20/2028	20,725	20,376
	Bank of America Corp.	4.979%	1/24/2029	2,051	2,062
[1]	Bank of America Corp.	3.970%	3/5/2029	23,058	22,812
	Bank of America Corp.	5.202%	4/25/2029	33,937	34,256
[1]	Bank of America Corp.	2.087%	6/14/2029	12,532	11,931
[1]	Bank of America Corp.	4.271%	7/23/2029	17,019	16,885
	Bank of America Corp.	5.819%	9/15/2029	18,491	18,921
[1]	Bank of America Corp.	3.974%	2/7/2030	15,146	14,864
	Bank of America Corp.	4.477%	4/23/2030	22,470	22,329
[1]	Bank of America Corp.	3.194%	7/23/2030	1,561	1,492
[1]	Bank of America Corp.	2.884%	10/22/2030	13,792	13,009
	Bank of America Corp.	5.162%	1/24/2031	40,705	41,252
[1]	Bank of America Corp.	2.496%	2/13/2031	31,992	29,568
[1]	Bank of America Corp.	1.898%	7/23/2031	641	572
[1]	Bank of America Corp.	1.922%	10/24/2031	23,275	20,654
	Bank of America Corp.	4.456%	2/6/2032	9,617	9,446
	Bank of America Corp.	2.687%	4/22/2032	5,200	4,711
	Bank of America Corp.	4.695%	4/23/2032	18,829	18,672
[1]	Bank of Montreal	4.700%	9/14/2027	2,109	2,116
	Bank of Montreal	5.203%	2/1/2028	15,366	15,528
	Bank of Montreal	4.062%	9/22/2028	2,798	2,783
	Bank of Montreal	5.717%	9/25/2028	3,985	4,080
	Bank of Montreal	5.004%	1/27/2029	230	231
	Bank of Montreal	4.640%	9/10/2030	6,065	6,048
	Bank of Montreal	4.350%	9/22/2031	1,319	1,298
[1]	Bank of Montreal	4.439%	1/14/2032	6,825	6,706
[1]	Bank of Montreal	3.803%	12/15/2032	350	345
[1]	Bank of Montreal	6.709%	Perpetual	117	117
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	195	194
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	2,232	2,118
	Bank of New York Mellon Corp.	4.890%	7/21/2028	5,743	5,769
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	15,354	15,620
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,695	3,566
	Bank of New York Mellon Corp.	4.543%	2/1/2029	10,699	10,710
	Bank of New York Mellon Corp.	4.729%	4/20/2029	2,240	2,250
[1]	Bank of New York Mellon Corp.	3.850%	4/26/2029	900	888
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	627	602
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12,552	13,010
	Bank of New York Mellon Corp.	4.026%	1/22/2030	2,647	2,609
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	7,478	7,543
	Bank of New York Mellon Corp.	4.596%	7/26/2030	1,947	1,946
	Bank of New York Mellon Corp.	4.942%	2/11/2031	19,451	19,622
	Bank of New York Mellon Corp.	4.540%	4/23/2032	4,798	4,752
	Bank of Nova Scotia	5.250%	6/12/2028	7,873	7,997
	Bank of Nova Scotia	4.404%	9/8/2028	547	546
	Bank of Nova Scotia	4.043%	9/15/2028	10,829	10,767
	Bank of Nova Scotia	4.932%	2/14/2029	4,617	4,640
[1]	Bank of Nova Scotia	5.450%	8/1/2029	13,459	13,796
	Bank of Nova Scotia	4.850%	2/1/2030	857	862
	Bank of Nova Scotia	4.247%	2/2/2030	4,299	4,246
	Bank of Nova Scotia	5.130%	2/14/2031	8,916	9,015
	BankUnited Inc.	5.125%	6/11/2030	920	913
	Barclays plc	4.337%	1/10/2028	2,550	2,540
	Barclays plc	4.836%	5/9/2028	10,607	10,616
	Barclays plc	5.501%	8/9/2028	20,946	21,132
	Barclays plc	4.837%	9/10/2028	2,138	2,142
	Barclays plc	7.385%	11/2/2028	24,698	25,544
	Barclays plc	5.086%	2/25/2029	5,368	5,397
15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Barclays plc	4.972%	5/16/2029	981	985
	Barclays plc	6.490%	9/13/2029	9,214	9,534
	Barclays plc	4.476%	11/11/2029	5,936	5,895
	Barclays plc	5.690%	3/12/2030	15,557	15,884
	Barclays plc	4.219%	5/24/2030	4,248	4,175
[1]	Barclays plc	5.088%	6/20/2030	4,842	4,853
	Barclays plc	4.911%	6/26/2030	5,000	5,002
	Barclays plc	4.942%	9/10/2030	14,813	14,843
	Barclays plc	5.367%	2/25/2031	17,068	17,306
	Barclays plc	2.645%	6/24/2031	450	413
	Barclays plc	4.521%	2/24/2032	4,831	4,719
	Barclays plc	5.102%	6/26/2032	6,896	6,887
	Barclays plc	3.564%	9/23/2035	5,792	5,432
	Barings BDC Inc.	5.200%	9/15/2028	1,898	1,867
	Barings BDC Inc.	7.000%	2/15/2029	3,880	3,944
	Barings Private Credit Corp.	6.150%	6/11/2030	2,325	2,271
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	595	545
	BGC Group Inc.	8.000%	5/25/2028	4,203	4,392
	BGC Group Inc.	6.600%	6/10/2029	1,545	1,593
	BGC Group Inc.	6.150%	4/2/2030	4,700	4,797
	BlackRock Funding Inc.	4.600%	7/26/2027	5,197	5,218
	Blackrock Inc.	3.250%	4/30/2029	8,126	7,892
	Blackrock Inc.	2.400%	4/30/2030	7,969	7,380
	Blackrock Inc.	1.900%	1/28/2031	5,125	4,572
	Blackstone Private Credit Fund	4.950%	9/26/2027	75	75
	Blackstone Private Credit Fund	7.300%	11/27/2028	410	423
	Blackstone Private Credit Fund	4.000%	1/15/2029	25	24
	Blackstone Private Credit Fund	5.950%	7/16/2029	14,530	14,531
	Blackstone Private Credit Fund	5.600%	11/22/2029	5,271	5,200
	Blackstone Private Credit Fund	5.250%	4/1/2030	1,455	1,413
	Blackstone Private Credit Fund	5.050%	9/10/2030	2,962	2,836
	Blackstone Private Credit Fund	5.350%	3/12/2031	4,595	4,418
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	5,070	4,980
	Blackstone Secured Lending Fund	5.875%	11/15/2027	6,529	6,578
	Blackstone Secured Lending Fund	5.350%	4/13/2028	6,135	6,115
	Blackstone Secured Lending Fund	2.850%	9/30/2028	4,755	4,486
	Blackstone Secured Lending Fund	5.300%	6/30/2030	1,375	1,337
	Blackstone Secured Lending Fund	5.125%	1/31/2031	7,950	7,612
	Blue Owl Capital Corp.	2.875%	6/11/2028	6,691	6,335
	Blue Owl Capital Corp.	5.950%	3/15/2029	5,947	5,944
	Blue Owl Capital Corp.	6.200%	7/15/2030	4,601	4,586
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	1,624	1,660
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	1,870	1,934
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	5,263	5,296
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	7,500	7,308
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	4,615	4,606
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	3,325	3,312
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	4,467	4,485
	Brighthouse Financial Inc.	5.625%	5/15/2030	4,282	4,322
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	7,377	7,280
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	7,250	7,183
	Brookfield Finance Inc.	3.900%	1/25/2028	7,226	7,144
	Brookfield Finance Inc.	4.850%	3/29/2029	11,037	11,056
	Brookfield Finance Inc.	4.350%	4/15/2030	3,076	3,021
	Brookfield Finance Inc.	2.724%	4/15/2031	3,267	2,970
	Brown & Brown Inc.	4.700%	6/23/2028	2,331	2,330
	Brown & Brown Inc.	4.500%	3/15/2029	3,025	3,004
	Brown & Brown Inc.	4.900%	6/23/2030	6,324	6,312
	Brown & Brown Inc.	2.375%	3/15/2031	190	169
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	8,865	8,944
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	141	141
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	125	129
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	4,710	4,731
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	8,694	8,835
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	4,057	4,063
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	6,642	6,571
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	2,105	2,097
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	11,905	12,080
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	6,500	6,435
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	5,167	5,189
16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	3.800%	1/31/2028	2,681	2,648
	Capital One Financial Corp.	5.468%	2/1/2029	10,798	10,937
	Capital One Financial Corp.	6.312%	6/8/2029	10,702	11,009
	Capital One Financial Corp.	5.700%	2/1/2030	10,056	10,265
	Capital One Financial Corp.	3.273%	3/1/2030	2,971	2,860
	Capital One Financial Corp.	5.247%	7/26/2030	255	258
	Capital One Financial Corp.	5.463%	7/26/2030	15,465	15,721
	Capital One Financial Corp.	4.493%	9/11/2031	7,301	7,165
[1]	Capital One Financial Corp.	7.624%	10/30/2031	12,004	13,167
	Capital One Financial Corp.	4.722%	1/30/2032	9,336	9,206
[1]	Capital One NA	4.650%	9/13/2028	7,871	7,884
[1]	Capital One NA	2.700%	2/6/2030	3,101	2,896
	Capital Southwest Corp.	5.950%	9/18/2030	4,697	4,679
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	1,665	1,676
	Charles Schwab Corp.	3.200%	1/25/2028	2,475	2,430
	Charles Schwab Corp.	2.000%	3/20/2028	2,972	2,852
	Charles Schwab Corp.	5.643%	5/19/2029	5,048	5,145
	Charles Schwab Corp.	3.250%	5/22/2029	5,650	5,471
	Charles Schwab Corp.	4.603%	7/27/2029	10,200	10,189
	Charles Schwab Corp.	2.750%	10/1/2029	970	917
	Charles Schwab Corp.	6.196%	11/17/2029	7,499	7,756
	Charles Schwab Corp.	4.744%	5/21/2030	7,200	7,216
	Charles Schwab Corp.	1.650%	3/11/2031	4,730	4,132
	Charles Schwab Corp.	2.300%	5/13/2031	4,408	3,953
	Charles Schwab Corp.	4.343%	11/14/2031	8,409	8,271
	Chubb INA Holdings LLC	4.650%	8/15/2029	5,845	5,870
	Chubb INA Holdings LLC	1.375%	9/15/2030	469	411
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	3,963	4,131
	Citibank NA	5.803%	9/29/2028	16,296	16,763
	Citibank NA	4.554%	6/18/2029	17,400	17,381
	Citibank NA	4.838%	8/6/2029	9,338	9,414
[1]	Citibank NA	4.914%	5/29/2030	375	379
	Citibank NA	4.846%	6/18/2032	9,757	9,750
	Citigroup Inc.	4.450%	9/29/2027	17,983	17,957
[1]	Citigroup Inc.	3.668%	7/24/2028	9,592	9,507
	Citigroup Inc.	4.125%	7/25/2028	17,429	17,247
[1]	Citigroup Inc.	3.520%	10/27/2028	21,364	21,076
	Citigroup Inc.	4.786%	3/4/2029	5,608	5,622
[1]	Citigroup Inc.	4.075%	4/23/2029	16,227	16,079
	Citigroup Inc.	5.174%	2/13/2030	17,150	17,332
[1]	Citigroup Inc.	3.980%	3/20/2030	710	696
	Citigroup Inc.	4.542%	9/19/2030	16,560	16,444
[1]	Citigroup Inc.	2.976%	11/5/2030	12,500	11,806
[1]	Citigroup Inc.	2.666%	1/29/2031	845	785
[1]	Citigroup Inc.	4.412%	3/31/2031	19,695	19,413
	Citigroup Inc.	4.952%	5/7/2031	7,017	7,041
[1]	Citigroup Inc.	2.572%	6/3/2031	32,007	29,404
	Citigroup Inc.	4.503%	9/11/2031	11,008	10,861
	Citigroup Inc.	5.592%	11/19/2034	7,212	7,306
	Citizens Bank NA	4.575%	8/9/2028	7,529	7,528
	Citizens Bank NA	4.192%	1/29/2029	2,861	2,837
	Citizens Financial Group Inc.	5.841%	1/23/2030	4,832	4,950
	Citizens Financial Group Inc.	3.250%	4/30/2030	1,665	1,574
	Citizens Financial Group Inc.	5.253%	3/5/2031	1,885	1,904
	Citizens Financial Group Inc.	5.299%	1/29/2036	2,432	2,409
	CME Group Inc.	3.750%	6/15/2028	5,093	5,041
	CME Group Inc.	4.400%	3/15/2030	7,264	7,233
	CNA Financial Corp.	3.450%	8/15/2027	5,884	5,810
	CNA Financial Corp.	3.900%	5/1/2029	3,092	3,022
	CNO Financial Group Inc.	5.250%	5/30/2029	3,130	3,149
	Commonwealth Bank of Australia	4.423%	3/14/2028	6,550	6,556
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	7,550	7,536
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	3,687	3,635
	Cooperatieve Rabobank UA	4.883%	1/21/2028	7,175	7,236
	Cooperatieve Rabobank UA	4.345%	6/9/2028	7,250	7,246
	Cooperatieve Rabobank UA	3.957%	10/17/2028	1,125	1,114
	Cooperatieve Rabobank UA	4.800%	1/9/2029	5,133	5,177
	Cooperatieve Rabobank UA	4.322%	4/1/2029	8,215	8,201
	Cooperatieve Rabobank UA	4.494%	10/17/2029	8,000	8,014
	Corebridge Financial Inc.	3.850%	4/5/2029	11,580	11,318
17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	6.875%	12/15/2052	8,064	8,173
	Deutsche Bank AG	5.371%	9/9/2027	3,172	3,210
[1]	Deutsche Bank AG	5.373%	1/10/2029	1,020	1,030
	Deutsche Bank AG	6.720%	1/18/2029	9,091	9,362
	Deutsche Bank AG	5.414%	5/10/2029	8,728	8,921
	Deutsche Bank AG	6.819%	11/20/2029	10,936	11,436
	Deutsche Bank AG	4.999%	9/11/2030	8,955	8,988
	Deutsche Bank AG	5.297%	5/9/2031	15,790	15,949
	Deutsche Bank AG	4.950%	8/4/2031	16,782	16,724
[1]	Deutsche Bank AG	3.547%	9/18/2031	10,232	9,659
	Deutsche Bank AG	4.469%	12/10/2031	490	482
	Deutsche Bank AG	3.729%	1/14/2032	3,021	2,829
	Deutsche Bank AG	4.725%	2/6/2032	8,851	8,717
	Deutsche Bank AG	5.060%	4/14/2032	2,895	2,888
	Deutsche Bank AG	4.875%	12/1/2032	4,752	4,726
	Enact Holdings Inc.	6.250%	5/28/2029	4,794	4,936
	Enstar Group Ltd.	4.950%	6/1/2029	2,454	2,446
	Equitable Holdings Inc.	4.350%	4/20/2028	3,634	3,610
	Essent Group Ltd.	6.250%	7/1/2029	2,920	3,012
	F&G Annuities & Life Inc.	7.400%	1/13/2028	3,663	3,765
	F&G Annuities & Life Inc.	6.500%	6/4/2029	2,531	2,585
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	3,319	3,330
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	75	75
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	3,525	3,298
	Fidelity National Financial Inc.	4.500%	8/15/2028	4,345	4,323
	Fidelity National Financial Inc.	3.400%	6/15/2030	3,762	3,541
	Fidelity National Financial Inc.	2.450%	3/15/2031	3,820	3,377
	Fifth Third Bancorp	6.361%	10/27/2028	3,285	3,358
[3]	Fifth Third Bancorp	4.000%	2/1/2029	2,086	2,047
	Fifth Third Bancorp	6.339%	7/27/2029	16,705	17,256
[3]	Fifth Third Bancorp	5.982%	1/30/2030	5,090	5,228
	Fifth Third Bancorp	4.772%	7/28/2030	7,540	7,526
	Fifth Third Bancorp	4.895%	9/6/2030	25	25
	Fifth Third Bancorp	5.631%	1/29/2032	7,050	7,251
	Fifth Third Bancorp	4.566%	4/29/2032	15,945	15,672
	First American Financial Corp.	4.000%	5/15/2030	2,831	2,721
	First Citizens BancShares Inc.	5.600%	9/5/2035	863	847
	First Horizon Corp.	5.514%	3/7/2031	12,999	13,160
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	5,840	5,848
	FNB Corp.	5.722%	12/11/2030	5,446	5,487
	Franklin BSP Capital Corp.	7.200%	6/15/2029	1,086	1,112
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	1,620	1,567
	Franklin Resources Inc.	1.600%	10/30/2030	5,601	4,931
	GATX Corp.	4.550%	11/7/2028	2,850	2,838
	GATX Corp.	4.700%	4/1/2029	1,681	1,679
	GATX Corp.	4.000%	6/30/2030	3,610	3,515
	Global Payments Inc.	4.950%	8/15/2027	5,172	5,182
	Global Payments Inc.	4.550%	3/15/2028	2,235	2,226
	Global Payments Inc.	4.500%	11/15/2028	14,995	14,817
	Global Payments Inc.	3.200%	8/15/2029	412	389
	Global Payments Inc.	2.900%	5/15/2030	10,221	9,382
	Global Payments Inc.	4.875%	11/15/2030	11,241	11,048
	Globe Life Inc.	4.550%	9/15/2028	2,761	2,755
	Globe Life Inc.	2.150%	8/15/2030	1,400	1,263
	Goldman Sachs Bank USA	4.656%	6/3/2029	20,700	20,708
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	3,285	3,228
	Goldman Sachs Group Inc.	4.482%	8/23/2028	20,746	20,727
	Goldman Sachs Group Inc.	4.148%	1/21/2029	15,594	15,462
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	15,834	15,586
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	26,086	25,855
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,772	2,733
	Goldman Sachs Group Inc.	6.484%	10/24/2029	9,136	9,477
	Goldman Sachs Group Inc.	2.600%	2/7/2030	22,473	20,895
	Goldman Sachs Group Inc.	3.800%	3/15/2030	2,065	1,998
	Goldman Sachs Group Inc.	5.727%	4/25/2030	23,332	23,907
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,222	2,236
	Goldman Sachs Group Inc.	4.692%	10/23/2030	10,344	10,299
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	29,598	29,918
	Goldman Sachs Group Inc.	5.218%	4/23/2031	57,437	57,981
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	12,561	12,284
18

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.516%	1/21/2032	16,087	15,783
	Goldman Sachs Group Inc.	5.094%	4/20/2034	47,436	47,233
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	3,503	3,472
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	3,676	3,722
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	1,850	1,825
[3]	Goldman Sachs Private Credit Corp.	6.150%	6/16/2031	6,000	5,952
	Golub Capital BDC Inc.	7.050%	12/5/2028	7,510	7,706
	Golub Capital BDC Inc.	6.000%	7/15/2029	3,528	3,532
	Golub Capital Private Credit Fund	5.450%	8/15/2028	3,810	3,762
	Golub Capital Private Credit Fund	5.800%	9/12/2029	2,365	2,338
	Golub Capital Private Credit Fund	5.875%	5/1/2030	3,055	3,009
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	3,825	3,916
	Hanover Insurance Group Inc.	2.500%	9/1/2030	1,500	1,366
	Hercules Capital Inc.	6.000%	6/16/2030	4,050	4,042
	Horace Mann Educators Corp.	7.250%	9/15/2028	4,537	4,744
	Horace Mann Educators Corp.	4.700%	10/1/2030	2,640	2,615
	HPS Corporate Lending Fund	5.450%	1/14/2028	4,210	4,195
	HPS Corporate Lending Fund	4.900%	9/11/2028	4,983	4,884
	HPS Corporate Lending Fund	6.750%	1/30/2029	3,000	3,053
[3]	HPS Corporate Lending Fund	5.150%	4/2/2029	3,900	3,814
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,085	3,103
	HPS Corporate Lending Fund	5.850%	6/5/2030	2,625	2,587
	HPS Corporate Lending Fund	5.450%	11/15/2030	6,507	6,292
[3]	HPS Corporate Lending Fund	5.650%	4/2/2031	5,550	5,385
	HSBC Holdings plc	5.210%	8/11/2028	22,691	22,846
[1]	HSBC Holdings plc	2.013%	9/22/2028	1,035	1,003
	HSBC Holdings plc	7.390%	11/3/2028	12,069	12,498
	HSBC Holdings plc	5.130%	11/19/2028	3,990	4,016
	HSBC Holdings plc	4.899%	3/3/2029	2,069	2,077
	HSBC Holdings plc	6.161%	3/9/2029	18,981	19,433
[1]	HSBC Holdings plc	4.583%	6/19/2029	21,027	20,964
	HSBC Holdings plc	2.206%	8/17/2029	22,196	21,051
	HSBC Holdings plc	5.546%	3/4/2030	936	953
	HSBC Holdings plc	4.950%	3/31/2030	9,544	9,631
	HSBC Holdings plc	4.711%	5/12/2030	4,372	4,353
[1]	HSBC Holdings plc	3.973%	5/22/2030	30,275	29,537
	HSBC Holdings plc	5.286%	11/19/2030	2,760	2,795
	HSBC Holdings plc	5.130%	3/3/2031	12,273	12,352
	HSBC Holdings plc	5.240%	5/13/2031	13,364	13,510
[1]	HSBC Holdings plc	2.848%	6/4/2031	5,055	4,683
[1]	HSBC Holdings plc	2.357%	8/18/2031	5,000	4,524
	HSBC Holdings plc	4.619%	11/6/2031	14,923	14,713
	HSBC Holdings plc	4.675%	3/10/2032	26,351	25,983
	HSBC Holdings plc	2.804%	5/24/2032	35,050	31,682
	HSBC USA Inc.	4.650%	6/3/2028	1,194	1,198
	Huntington Bancshares Inc.	4.443%	8/4/2028	5,343	5,333
	Huntington Bancshares Inc.	6.208%	8/21/2029	11,126	11,453
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,095	1,012
	Huntington Bancshares Inc.	5.272%	1/15/2031	13,793	13,952
	Huntington Bancshares Inc.	4.623%	1/28/2032	6,052	5,952
	Huntington National Bank	5.650%	1/10/2030	390	401
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	2,499	2,469
	ING Groep NV	4.550%	10/2/2028	6,385	6,384
	ING Groep NV	5.335%	3/19/2030	8,045	8,171
	ING Groep NV	5.066%	3/25/2031	2,300	2,319
[1]	ING Groep NV	4.803%	3/23/2032	10,342	10,276
	Intercontinental Exchange Inc.	3.100%	9/15/2027	4,812	4,742
	Intercontinental Exchange Inc.	4.000%	9/15/2027	506	504
	Intercontinental Exchange Inc.	3.625%	9/1/2028	13,201	12,957
	Intercontinental Exchange Inc.	3.950%	12/1/2028	5,132	5,062
	Intercontinental Exchange Inc.	4.350%	6/15/2029	4,243	4,211
	Intercontinental Exchange Inc.	2.100%	6/15/2030	8,841	8,025
	Intercontinental Exchange Inc.	4.200%	3/15/2031	5,972	5,852
	Intercontinental Exchange Inc.	5.250%	6/15/2031	4,360	4,458
	Jefferies Financial Group Inc.	5.875%	7/21/2028	3,127	3,188
	Jefferies Financial Group Inc.	4.150%	1/23/2030	6,290	6,079
	Jefferies Financial Group Inc.	5.125%	4/28/2031	5,402	5,335
	JPMorgan Chase & Co.	8.000%	4/29/2027	1	1
	JPMorgan Chase & Co.	3.625%	12/1/2027	60	59
	JPMorgan Chase & Co.	4.979%	7/22/2028	6,099	6,126
19

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.851%	7/25/2028	34,547	34,650
	JPMorgan Chase & Co.	4.505%	10/22/2028	11,504	11,502
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	17,740	17,448
	JPMorgan Chase & Co.	4.915%	1/24/2029	12,388	12,449
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	19,882	19,668
	JPMorgan Chase & Co.	2.069%	6/1/2029	11,000	10,491
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	8,254	8,184
	JPMorgan Chase & Co.	5.299%	7/24/2029	9,452	9,576
	JPMorgan Chase & Co.	6.087%	10/23/2029	29,632	30,531
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	776	771
	JPMorgan Chase & Co.	5.012%	1/23/2030	28,003	28,198
	JPMorgan Chase & Co.	5.581%	4/22/2030	13,457	13,751
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	17,190	16,721
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,025	1,021
	JPMorgan Chase & Co.	4.995%	7/22/2030	16,200	16,307
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	23,263	21,850
	JPMorgan Chase & Co.	4.603%	10/22/2030	42,145	41,960
	JPMorgan Chase & Co.	5.140%	1/24/2031	11,852	11,985
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	10,806	10,713
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	11,312	10,428
	JPMorgan Chase & Co.	5.103%	4/22/2031	8,247	8,341
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	16,748	15,636
	JPMorgan Chase & Co.	4.255%	10/22/2031	8,984	8,785
	JPMorgan Chase & Co.	1.764%	11/19/2031	727	640
	JPMorgan Chase & Co.	4.347%	1/22/2032	14,756	14,453
	JPMorgan Chase & Co.	1.953%	2/4/2032	21,039	18,520
	JPMorgan Chase & Co.	2.580%	4/22/2032	16,075	14,485
	JPMorgan Chase & Co.	4.622%	4/23/2032	55,340	54,710
	JPMorgan Chase & Co.	2.545%	11/8/2032	20,873	18,562
	Kemper Corp.	2.400%	9/30/2030	2,500	2,188
[1]	Keybank National Association	5.850%	11/15/2027	11,383	11,567
[1]	Keybank National Association	6.950%	2/1/2028	1,360	1,405
[1]	Keybank National Association	3.900%	4/13/2029	2,030	1,981
[1]	KeyCorp	4.100%	4/30/2028	4,260	4,225
[1]	KeyCorp	2.550%	10/1/2029	660	617
[1]	KeyCorp	5.121%	4/4/2031	3,340	3,363
	Lazard Group LLC	4.500%	9/19/2028	2,663	2,643
	Lazard Group LLC	4.375%	3/11/2029	3,194	3,157
	Lazard Group LLC	6.000%	3/15/2031	1,586	1,645
	Lincoln National Corp.	3.800%	3/1/2028	2,160	2,130
	Lincoln National Corp.	3.050%	1/15/2030	1,543	1,451
	Lincoln National Corp.	3.400%	1/15/2031	317	298
	Lloyds Banking Group plc	4.375%	3/22/2028	21,132	21,073
	Lloyds Banking Group plc	4.550%	8/16/2028	4,761	4,757
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	8,190	8,082
	Lloyds Banking Group plc	5.087%	11/26/2028	4,089	4,117
	Lloyds Banking Group plc	5.871%	3/6/2029	5,896	6,009
	Lloyds Banking Group plc	4.818%	6/13/2029	4,689	4,696
	Lloyds Banking Group plc	4.241%	2/10/2030	2,634	2,600
	Lloyds Banking Group plc	5.721%	6/5/2030	9,928	10,188
	Lloyds Banking Group plc	4.425%	11/4/2031	10,931	10,735
	Loews Corp.	3.200%	5/15/2030	3,762	3,570
	LPL Holdings Inc.	4.900%	4/3/2028	2,005	2,007
	LPL Holdings Inc.	6.750%	11/17/2028	7,578	7,878
	LPL Holdings Inc.	5.200%	3/15/2030	3,805	3,826
	LPL Holdings Inc.	5.150%	6/15/2030	3,382	3,390
	M&T Bank Corp.	4.553%	8/16/2028	7,088	7,085
[1]	M&T Bank Corp.	4.833%	1/16/2029	2,725	2,731
	M&T Bank Corp.	7.413%	10/30/2029	7,065	7,476
	M&T Bank Corp.	5.179%	7/8/2031	4,787	4,822
	M&T Bank Corp.	6.082%	3/13/2032	1,840	1,920
	M&T Bank Corp.	5.400%	7/30/2035	8,094	8,085
	Main Street Capital Corp.	5.400%	8/15/2028	2,365	2,351
	Main Street Capital Corp.	6.950%	3/1/2029	3,735	3,841
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	4,580	4,525
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,866	5,882
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,360	2,364
	Marex Group plc	5.829%	5/8/2028	2,285	2,300
	Marex Group plc	6.404%	11/4/2029	4,495	4,603
	Markel Group Inc.	3.500%	11/1/2027	2,006	1,981
20

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Group Inc.	3.350%	9/17/2029	2,595	2,491
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	7,672	7,687
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	7,134	7,107
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	10,427	10,422
	Mastercard Inc.	4.100%	1/15/2028	2,658	2,650
	Mastercard Inc.	4.875%	3/9/2028	11,201	11,287
	Mastercard Inc.	4.550%	3/15/2028	2,073	2,080
	Mastercard Inc.	4.325%	6/8/2028	7,502	7,498
	Mastercard Inc.	2.950%	6/1/2029	8,283	7,977
	Mastercard Inc.	4.425%	6/8/2029	9,208	9,194
	Mastercard Inc.	3.350%	3/26/2030	15,821	15,216
	Mastercard Inc.	1.900%	3/15/2031	3,500	3,110
	Mastercard Inc.	4.600%	6/8/2031	10,200	10,182
	MetLife Inc.	4.550%	3/23/2030	6,697	6,709
	MGIC Investment Corp.	5.250%	8/15/2028	1,232	1,231
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	10,697	10,583
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	18,667	18,522
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	5,951	5,980
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	11,180	11,063
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	5,359	5,405
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	7,637	7,711
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	11,918	11,406
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	7,057	6,538
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	8,526	8,632
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	835	753
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	16,180	16,376
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,178	3,243
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	6,037	6,099
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	12,742	12,519
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	6,049	6,018
	Mizuho Financial Group Inc.	4.018%	3/5/2028	800	794
	Mizuho Financial Group Inc.	5.414%	9/13/2028	9,180	9,272
	Mizuho Financial Group Inc.	5.667%	5/27/2029	4,034	4,110
	Mizuho Financial Group Inc.	5.778%	7/6/2029	8,175	8,353
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	723	717
	Mizuho Financial Group Inc.	3.261%	5/22/2030	1,784	1,714
	Mizuho Financial Group Inc.	5.376%	5/26/2030	261	265
	Mizuho Financial Group Inc.	5.382%	7/10/2030	1,335	1,356
[4]	Mizuho Financial Group Inc.	4.782%	7/13/2030	7,100	7,089
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,730	5,467
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	525	495
	Mizuho Financial Group Inc.	5.098%	5/13/2031	4,285	4,320
	Mizuho Financial Group Inc.	5.739%	5/27/2031	4,607	4,749
	Mizuho Financial Group Inc.	4.711%	7/8/2031	10,915	10,855
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	9,660	8,593
	Mizuho Financial Group Inc.	4.438%	5/12/2032	8,043	7,847
	Morgan Stanley	6.296%	10/18/2028	20,452	20,889
[1]	Morgan Stanley	3.772%	1/24/2029	14,665	14,465
	Morgan Stanley	5.123%	2/1/2029	8,895	8,950
[1]	Morgan Stanley	4.994%	4/12/2029	560	563
[1]	Morgan Stanley	5.164%	4/20/2029	19,291	19,442
	Morgan Stanley	5.449%	7/20/2029	28,098	28,472
[1]	Morgan Stanley	4.133%	10/18/2029	14,755	14,552
	Morgan Stanley	6.407%	11/1/2029	1,054	1,091
	Morgan Stanley	4.238%	1/9/2030	7,018	6,925
	Morgan Stanley	5.173%	1/16/2030	34,187	34,493
[1]	Morgan Stanley	4.431%	1/23/2030	3,000	2,973
	Morgan Stanley	4.555%	4/10/2030	14,945	14,851
	Morgan Stanley	5.656%	4/18/2030	28,236	28,846
	Morgan Stanley	5.042%	7/19/2030	14,976	15,082
	Morgan Stanley	4.654%	10/18/2030	37,867	37,662
	Morgan Stanley	5.230%	1/15/2031	28,732	29,060
[1]	Morgan Stanley	2.699%	1/22/2031	39,727	36,908
[1]	Morgan Stanley	3.622%	4/1/2031	20,749	19,874
	Morgan Stanley	5.192%	4/17/2031	9,850	9,953
[1]	Morgan Stanley	4.356%	10/22/2031	8,574	8,385
	Morgan Stanley	4.493%	1/16/2032	34,451	33,780
	Morgan Stanley	4.809%	4/16/2032	14,077	13,967
[1]	Morgan Stanley	1.928%	4/28/2032	15,311	13,314
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	7,512	7,545
21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	1,900	1,912
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	9,117	9,124
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	3,186	3,213
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	1,972	1,962
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	14,623	14,612
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	11,016	10,964
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	27,442	27,319
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	11,631	11,432
	MSD Investment Corp.	6.250%	5/31/2030	2,100	2,079
[3]	MSD Investment Corp.	6.125%	2/5/2031	3,275	3,197
	Nasdaq Inc.	5.350%	6/28/2028	3,415	3,461
	National Australia Bank Ltd.	4.944%	1/12/2028	6,777	6,839
	National Australia Bank Ltd.	4.308%	6/13/2028	3,119	3,114
	National Australia Bank Ltd.	4.900%	6/13/2028	15,800	15,953
	National Australia Bank Ltd.	4.787%	1/10/2029	2,770	2,798
[1]	National Australia Bank Ltd.	4.434%	6/4/2029	7,075	7,069
	National Australia Bank Ltd.	4.901%	1/14/2030	2,446	2,481
	National Australia Bank Ltd.	4.534%	6/13/2030	3,423	3,428
	National Bank of Canada	5.600%	12/18/2028	3,510	3,593
	National Bank of Canada	4.166%	1/20/2029	150	149
	National Bank of Canada	4.500%	10/10/2029	5,781	5,750
	NatWest Group plc	5.516%	9/30/2028	13,290	13,443
[1]	NatWest Group plc	4.892%	5/18/2029	23,442	23,510
	NatWest Group plc	5.808%	9/13/2029	115	118
[1]	NatWest Group plc	5.076%	1/27/2030	190	191
[1]	NatWest Group plc	4.445%	5/8/2030	9,309	9,220
	NatWest Group plc	4.964%	8/15/2030	8,568	8,596
	NatWest Group plc	5.115%	5/23/2031	7,395	7,438
	NatWest Group plc	6.475%	6/1/2034	6,270	6,501
[1]	NatWest Group plc	3.032%	11/28/2035	5,784	5,309
	Nomura Holdings Inc.	5.594%	7/2/2027	2,115	2,136
	Nomura Holdings Inc.	5.386%	7/6/2027	3,984	4,018
	Nomura Holdings Inc.	5.842%	1/18/2028	437	445
	Nomura Holdings Inc.	6.070%	7/12/2028	6,240	6,399
	Nomura Holdings Inc.	2.172%	7/14/2028	6,012	5,714
	Nomura Holdings Inc.	4.996%	6/29/2029	4,206	4,216
	Nomura Holdings Inc.	3.103%	1/16/2030	9,969	9,372
	Nomura Holdings Inc.	4.904%	7/1/2030	6,698	6,680
	Nomura Holdings Inc.	2.679%	7/16/2030	6,615	6,064
	Nomura Holdings Inc.	5.166%	7/14/2031	2,418	2,424
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	3,434	3,353
	North Haven Private Income Fund LLC	5.750%	2/1/2030	600	585
	Northern Trust Corp.	3.650%	8/3/2028	4,149	4,092
	Northern Trust Corp.	3.150%	5/3/2029	1,410	1,364
	Northern Trust Corp.	1.950%	5/1/2030	6,824	6,209
	Northern Trust Corp.	4.150%	11/19/2030	4,081	4,019
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	945	950
	Oaktree Specialty Lending Corp.	7.100%	2/15/2029	25	25
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	1,711	1,698
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	3,050	3,197
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	2,910	2,934
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	1,393	1,386
	Old National Bancorp	5.768%	2/15/2036	2,666	2,661
	ORIX Corp.	3.700%	7/18/2027	385	381
	ORIX Corp.	5.000%	9/13/2027	3,525	3,540
	ORIX Corp.	4.650%	9/10/2029	4,978	4,975
	ORIX Corp.	4.450%	9/9/2030	6,604	6,503
	ORIX Corp.	2.250%	3/9/2031	3,142	2,797
	PartnerRe Finance B LLC	3.700%	7/2/2029	7,453	7,230
	PayPal Holdings Inc.	4.450%	3/6/2028	3,163	3,160
	PayPal Holdings Inc.	4.550%	6/1/2028	3,825	3,827
	PayPal Holdings Inc.	2.850%	10/1/2029	7,995	7,544
	PayPal Holdings Inc.	2.300%	6/1/2030	4,522	4,126
	PayPal Holdings Inc.	4.950%	6/1/2031	7,900	7,898
[1]	Pinnacle Bank	5.625%	2/15/2028	3,740	3,777
	Pinnacle Bank	5.957%	1/15/2036	3,300	3,279
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	12,930	13,227
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	17,000	17,047
[1]	PNC Bank NA	3.100%	10/25/2027	5,403	5,316
	PNC Bank NA	4.429%	7/21/2028	1,214	1,212
22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	PNC Bank NA	4.050%	7/26/2028	4,747	4,692
[1]	PNC Bank NA	2.700%	10/22/2029	7,040	6,611
	PNC Financial Services Group Inc.	5.354%	12/2/2028	11,124	11,239
	PNC Financial Services Group Inc.	3.450%	4/23/2029	10,912	10,614
	PNC Financial Services Group Inc.	5.582%	6/12/2029	17,994	18,322
	PNC Financial Services Group Inc.	2.550%	1/22/2030	16,485	15,345
	PNC Financial Services Group Inc.	5.492%	5/14/2030	18,325	18,716
	PNC Financial Services Group Inc.	5.222%	1/29/2031	4,270	4,340
	PNC Financial Services Group Inc.	4.899%	5/13/2031	14,280	14,355
	PNC Financial Services Group Inc.	2.307%	4/23/2032	8,254	7,360
	Principal Financial Group Inc.	2.125%	6/15/2030	4,056	3,674
	Progressive Corp.	4.000%	3/1/2029	3,019	2,988
	Progressive Corp.	3.200%	3/26/2030	2,675	2,548
	Progressive Corp.	4.600%	3/26/2031	1,940	1,933
[1]	Prudential Financial Inc.	3.878%	3/27/2028	2,180	2,159
[1]	Prudential Financial Inc.	4.500%	9/15/2047	2,645	2,609
[1]	Prudential Financial Inc.	5.700%	9/15/2048	3,756	3,760
[1]	Prudential Financial Inc.	3.700%	10/1/2050	4,600	4,266
	Prudential Funding Asia plc	3.125%	4/14/2030	6,911	6,544
	Radian Group Inc.	6.200%	5/15/2029	7,014	7,241
	Raymond James Financial Inc.	4.650%	4/1/2030	1,521	1,521
	Regions Bank	4.755%	7/27/2029	8,267	8,270
	Regions Financial Corp.	1.800%	8/12/2028	9,092	8,580
	Regions Financial Corp.	5.722%	6/6/2030	3,345	3,432
	Reinsurance Group of America Inc.	3.900%	5/15/2029	4,736	4,632
	Reinsurance Group of America Inc.	3.150%	6/15/2030	7,942	7,440
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	2,420	2,396
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	11,258	10,933
[1]	Royal Bank of Canada	4.240%	8/3/2027	12,581	12,574
[1]	Royal Bank of Canada	6.000%	11/1/2027	1,316	1,344
[1]	Royal Bank of Canada	4.900%	1/12/2028	14,312	14,415
[1]	Royal Bank of Canada	5.200%	8/1/2028	9,261	9,401
[1]	Royal Bank of Canada	4.522%	10/18/2028	4,570	4,570
[1]	Royal Bank of Canada	4.965%	1/24/2029	7,819	7,864
[1]	Royal Bank of Canada	4.950%	2/1/2029	3,115	3,155
	Royal Bank of Canada	4.498%	8/6/2029	8,835	8,805
	Royal Bank of Canada	4.400%	4/17/2030	5,408	5,364
[1]	Royal Bank of Canada	4.969%	8/2/2030	13,385	13,484
[1]	Royal Bank of Canada	4.650%	10/18/2030	16,233	16,196
[1]	Royal Bank of Canada	5.153%	2/4/2031	20,390	20,637
[1]	Royal Bank of Canada	4.970%	5/2/2031	6,594	6,641
	Royal Bank of Canada	4.696%	8/6/2031	6,642	6,613
	Royal Bank of Canada	4.305%	11/3/2031	5,737	5,627
	Royal Bank of Canada	4.612%	5/3/2032	5,941	5,880
	Santander Holdings USA Inc.	4.400%	7/13/2027	11,029	11,015
	Santander Holdings USA Inc.	6.499%	3/9/2029	6,233	6,394
	Santander Holdings USA Inc.	5.473%	3/20/2029	480	485
	Santander Holdings USA Inc.	6.174%	1/9/2030	7,540	7,744
	Santander Holdings USA Inc.	5.040%	6/5/2030	4,260	4,259
	Santander Holdings USA Inc.	5.353%	9/6/2030	9,897	9,982
	Santander Holdings USA Inc.	5.741%	3/20/2031	4,142	4,230
	Santander UK Group Holdings plc	6.534%	1/10/2029	11,423	11,726
	Santander UK Group Holdings plc	4.320%	9/22/2029	2,988	2,958
	Santander UK Group Holdings plc	4.858%	9/11/2030	7,410	7,404
	Santander UK Group Holdings plc	5.694%	4/15/2031	7,838	8,038
	Santander UK Group Holdings plc	2.896%	3/15/2032	3,543	3,222
	SiriusPoint Ltd.	7.000%	4/5/2029	1,446	1,510
	Sixth Street Lending Partners	6.500%	3/11/2029	4,878	4,978
	Sixth Street Lending Partners	5.750%	1/15/2030	8,110	8,057
	Sixth Street Lending Partners	6.125%	7/15/2030	4,400	4,420
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	1,186	1,219
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	2,220	2,244
	State Street Bank & Trust Co.	4.782%	11/23/2029	6,955	7,024
	State Street Corp.	4.536%	2/28/2028	5,694	5,714
	State Street Corp.	4.530%	2/20/2029	12,528	12,526
	State Street Corp.	5.684%	11/21/2029	9,267	9,506
	State Street Corp.	2.400%	1/24/2030	6,800	6,350
	State Street Corp.	4.729%	2/28/2030	10,404	10,472
	State Street Corp.	4.834%	4/24/2030	5,242	5,295
	State Street Corp.	2.200%	3/3/2031	5,400	4,823
23

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	3.152%	3/30/2031	618	587
	State Street Corp.	4.558%	4/23/2032	6,613	6,535
[1]	State Street Corp.	3.031%	11/1/2034	6,735	6,319
	Stifel Financial Corp.	4.000%	5/15/2030	2,956	2,856
	Sumisho Air Lease Corp.	5.850%	12/15/2027	4,896	4,972
[3]	Sumisho Air Lease Corp.	4.400%	3/24/2028	2,916	2,900
	Sumisho Air Lease Corp.	2.100%	9/1/2028	6,613	6,243
	Sumisho Air Lease Corp.	4.625%	10/1/2028	2,950	2,939
	Sumisho Air Lease Corp.	5.100%	3/1/2029	3,475	3,496
[3]	Sumisho Air Lease Corp.	4.500%	3/24/2029	3,019	2,993
	Sumisho Air Lease Corp.	3.250%	10/1/2029	3,403	3,235
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	2,155	2,016
	Sumisho Air Lease Corp.	3.125%	12/1/2030	4,793	4,437
[3]	Sumisho Air Lease Corp.	4.850%	3/24/2031	8,369	8,280
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	320	317
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	585	577
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	14,857	15,076
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	1,931	1,903
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	10,388	10,622
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	6,947	6,869
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	24,223	22,840
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	113	112
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	3,344	3,399
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	19,511	18,563
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	17,479	16,313
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	3,112	3,161
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	10,381	9,364
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	676	605
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	3,135	2,739
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	6,582	6,521
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	21,149	20,751
[4]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	7,100	7,077
	Synchrony Bank	5.625%	8/23/2027	16,882	17,059
	Synchrony Financial	5.150%	3/19/2029	907	907
	Synchrony Financial	5.019%	7/29/2029	571	571
	Synchrony Financial	5.450%	3/6/2031	2,636	2,636
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	5,231	5,184
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	16,825	16,885
	Toronto-Dominion Bank	5.156%	1/10/2028	11,203	11,319
	Toronto-Dominion Bank	4.861%	1/31/2028	3,138	3,153
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	214	214
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	12,859	13,105
	Toronto-Dominion Bank	4.361%	4/23/2029	11,783	11,718
	Toronto-Dominion Bank	4.783%	12/17/2029	9,998	10,065
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	9,985	10,032
	Toronto-Dominion Bank	4.866%	4/22/2033	10,000	9,926
	Toronto-Dominion Bank	5.146%	9/10/2034	6,186	6,206
	TPG Operating Group II LP	4.875%	5/15/2031	2,938	2,895
[1]	Truist Bank	4.420%	7/24/2028	7,905	7,898
[1]	Truist Bank	4.144%	1/27/2029	9,038	8,976
[1]	Truist Bank	4.136%	10/23/2029	355	351
[1]	Truist Financial Corp.	1.125%	8/3/2027	4,545	4,391
[1]	Truist Financial Corp.	4.873%	1/26/2029	15,170	15,235
[1]	Truist Financial Corp.	3.875%	3/19/2029	582	570
[1]	Truist Financial Corp.	1.887%	6/7/2029	4,775	4,531
[1]	Truist Financial Corp.	7.161%	10/30/2029	592	624
[1]	Truist Financial Corp.	5.435%	1/24/2030	13,053	13,273
[1]	Truist Financial Corp.	5.071%	5/20/2031	25	25
	Truist Financial Corp.	4.597%	1/27/2032	23,166	22,844
	UBS AG	5.000%	7/9/2027	125	126
	UBS AG	7.500%	2/15/2028	25,312	26,511
	UBS AG	5.650%	9/11/2028	4,412	4,518
	UBS AG	4.302%	3/16/2029	5,026	5,006
	UBS AG	4.678%	11/29/2030	5,473	5,463
	UBS AG	4.632%	2/16/2032	17,857	17,714
	Unum Group	4.000%	6/15/2029	200	196
[1]	US Bancorp	3.900%	4/26/2028	3,290	3,260
[1]	US Bancorp	4.548%	7/22/2028	13,853	13,856
	US Bancorp	4.653%	2/1/2029	6,035	6,041
	US Bancorp	5.775%	6/12/2029	7,961	8,130
24

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	3.000%	7/30/2029	2,002	1,906
	US Bancorp	5.384%	1/23/2030	19,296	19,621
[1]	US Bancorp	1.375%	7/22/2030	1,056	929
	US Bancorp	5.100%	7/23/2030	9,974	10,094
	US Bancorp	5.046%	2/12/2031	3,612	3,644
	US Bancorp	5.083%	5/15/2031	16,220	16,398
	US Bancorp	4.481%	1/26/2032	6,961	6,857
	Visa Inc.	0.750%	8/15/2027	4,211	4,054
	Visa Inc.	2.750%	9/15/2027	3,254	3,197
	Visa Inc.	3.800%	2/12/2029	7,750	7,654
	Visa Inc.	2.050%	4/15/2030	727	668
	Visa Inc.	4.100%	2/12/2031	6,262	6,189
	Visa Inc.	1.100%	2/15/2031	5,900	5,104
[1]	Voya Financial Inc.	4.700%	1/23/2048	2,085	2,049
	Webster Financial Corp.	4.100%	3/25/2029	2,092	2,043
[1]	Wells Fargo & Co.	4.300%	7/22/2027	20,773	20,765
[1]	Wells Fargo & Co.	4.808%	7/25/2028	35,411	35,511
	Wells Fargo & Co.	4.970%	4/23/2029	714	718
	Wells Fargo & Co.	4.577%	5/20/2029	12,800	12,770
[1]	Wells Fargo & Co.	5.574%	7/25/2029	35,423	36,027
	Wells Fargo & Co.	4.078%	9/15/2029	11,418	11,259
	Wells Fargo & Co.	6.303%	10/23/2029	565	584
	Wells Fargo & Co.	5.198%	1/23/2030	25,767	26,059
[1]	Wells Fargo & Co.	2.879%	10/30/2030	23,797	22,403
	Wells Fargo & Co.	5.244%	1/24/2031	29,172	29,570
[1]	Wells Fargo & Co.	2.572%	2/11/2031	38,337	35,498
[1]	Wells Fargo & Co.	4.478%	4/4/2031	15,268	15,103
	Wells Fargo & Co.	5.150%	4/23/2031	11,498	11,616
	Wells Fargo & Co.	4.844%	5/20/2032	8,344	8,315
	Western Union Co.	4.750%	6/15/2029	4,313	4,277
	Western Union Co.	2.750%	3/15/2031	2,129	1,920
	Westpac Banking Corp.	4.043%	8/26/2027	450	449
	Westpac Banking Corp.	5.457%	11/18/2027	14,441	14,662
	Westpac Banking Corp.	3.400%	1/25/2028	9,387	9,260
[1]	Westpac Banking Corp.	4.150%	5/11/2028	4,390	4,374
	Westpac Banking Corp.	5.535%	11/17/2028	4,505	4,622
	Westpac Banking Corp.	1.953%	11/20/2028	5,082	4,803
	Westpac Banking Corp.	5.050%	4/16/2029	5,031	5,116
	Westpac Banking Corp.	4.354%	7/1/2030	25	25
[1]	Westpac Banking Corp.	4.450%	6/12/2031	4,569	4,534
	Westpac Banking Corp.	4.110%	7/24/2034	7,424	7,233
	Westpac Banking Corp.	2.668%	11/15/2035	9,335	8,413
	Willis North America Inc.	4.500%	9/15/2028	1,784	1,777
	Willis North America Inc.	2.950%	9/15/2029	3,405	3,222
	Willis North America Inc.	4.550%	3/15/2031	5,119	5,028
	Wintrust Financial Corp.	4.850%	6/6/2029	305	304
	Zions Bancorp NA	4.704%	8/18/2028	7,342	7,329
	Zions Bancorp NA	3.250%	10/29/2029	2,920	2,753
					6,487,808
Health Care (2.2%)
	Abbott Laboratories	1.150%	1/30/2028	4,631	4,414
	Abbott Laboratories	3.700%	3/9/2029	12,145	11,918
	Abbott Laboratories	1.400%	6/30/2030	695	618
	Abbott Laboratories	4.000%	3/15/2031	18,505	18,035
	AbbVie Inc.	3.775%	3/3/2028	9,252	9,161
	AbbVie Inc.	4.650%	3/15/2028	11,480	11,528
	AbbVie Inc.	4.250%	11/14/2028	11,251	11,211
	AbbVie Inc.	4.800%	3/15/2029	12,444	12,543
	AbbVie Inc.	3.200%	11/21/2029	41,843	40,067
	AbbVie Inc.	4.875%	3/15/2030	7,479	7,562
	AbbVie Inc.	4.125%	3/15/2031	20,203	19,764
	AbbVie Inc.	4.950%	3/15/2031	10,556	10,707
[1]	Adventist Health System	4.742%	12/1/2030	3,075	3,045
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	7,175	7,083
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	1,082	990
	Agilent Technologies Inc.	2.750%	9/15/2029	1,146	1,083
	Agilent Technologies Inc.	2.300%	3/12/2031	7,815	7,019
	Amgen Inc.	5.150%	3/2/2028	30,142	30,431
	Amgen Inc.	1.650%	8/15/2028	5,666	5,341
25

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.000%	2/22/2029	125	120
	Amgen Inc.	4.050%	8/18/2029	8,990	8,854
	Amgen Inc.	2.450%	2/21/2030	7,706	7,145
	Amgen Inc.	5.250%	3/2/2030	18,018	18,358
	Amgen Inc.	4.200%	2/19/2031	5,904	5,788
	Amgen Inc.	2.300%	2/25/2031	7,985	7,195
[1]	Ascension Health	4.078%	11/15/2028	2,752	2,728
[1]	Ascension Health	2.532%	11/15/2029	5,730	5,372
[1]	Ascension Health	4.294%	11/15/2030	7,211	7,108
	AstraZeneca Finance LLC	4.875%	3/3/2028	3,942	3,976
	AstraZeneca Finance LLC	1.750%	5/28/2028	7,929	7,559
	AstraZeneca Finance LLC	4.850%	2/26/2029	5,739	5,797
	AstraZeneca Finance LLC	4.900%	2/26/2031	6,721	6,810
	AstraZeneca Finance LLC	4.000%	3/2/2031	3,115	3,038
	AstraZeneca Finance LLC	2.250%	5/28/2031	2,310	2,074
	AstraZeneca plc	4.000%	1/17/2029	7,819	7,745
	AstraZeneca plc	1.375%	8/6/2030	8,963	7,914
	Augusta SpinCo Corp.	4.321%	9/23/2027	5,195	5,182
	Augusta SpinCo Corp.	4.398%	3/23/2029	3,455	3,431
	Augusta SpinCo Corp.	4.656%	3/23/2031	4,715	4,676
	Banner Health	1.897%	1/1/2031	2,025	1,799
	Baxter International Inc.	2.272%	12/1/2028	4,244	3,997
	Baxter International Inc.	4.450%	2/15/2029	2,529	2,498
	Baxter International Inc.	3.950%	4/1/2030	4,785	4,621
	Baxter International Inc.	4.900%	12/15/2030	4,175	4,140
	Baxter International Inc.	1.730%	4/1/2031	1,750	1,490
	Becton Dickinson & Co.	4.693%	2/13/2028	174	174
	Becton Dickinson & Co.	2.823%	5/20/2030	8,704	8,125
	Becton Dickinson & Co.	1.957%	2/11/2031	6,000	5,303
	Biogen Inc.	2.250%	5/1/2030	6,027	5,501
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	5,230	5,034
	Boston Scientific Corp.	2.650%	6/1/2030	8,540	7,931
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	5,470	5,251
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	3,070	3,038
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	796	772
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	731	643
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	12,800	13,386
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	10,708	10,913
	Cardinal Health Inc.	5.125%	2/15/2029	4,655	4,707
	Cardinal Health Inc.	5.000%	11/15/2029	4,125	4,164
	Cardinal Health Inc.	4.500%	9/15/2030	4,375	4,335
	Cencora Inc.	3.450%	12/15/2027	5,612	5,527
	Cencora Inc.	4.625%	12/15/2027	2,825	2,829
	Cencora Inc.	3.950%	2/13/2029	3,649	3,586
	Cencora Inc.	4.850%	12/15/2029	2,760	2,777
	Cencora Inc.	2.800%	5/15/2030	6,185	5,764
	Cencora Inc.	4.250%	11/15/2030	2,825	2,765
	Cencora Inc.	2.700%	3/15/2031	5,100	4,650
[1]	CHRISTUS Health	4.341%	7/1/2028	1,680	1,670
	Cigna Group	4.375%	10/15/2028	22,469	22,373
	Cigna Group	5.000%	5/15/2029	6,230	6,306
	Cigna Group	2.400%	3/15/2030	7,770	7,177
	Cigna Group	4.500%	9/15/2030	8,230	8,182
	Cigna Group	2.375%	3/15/2031	9,350	8,418
	CommonSpirit Health	6.073%	11/1/2027	10,632	10,820
	CommonSpirit Health	3.347%	10/1/2029	5,879	5,619
	CommonSpirit Health	4.352%	9/1/2030	8,664	8,478
	CVS Health Corp.	1.300%	8/21/2027	13,154	12,692
	CVS Health Corp.	4.300%	3/25/2028	31,237	31,076
	CVS Health Corp.	5.000%	1/30/2029	5,837	5,891
	CVS Health Corp.	5.400%	6/1/2029	3,935	4,022
	CVS Health Corp.	3.250%	8/15/2029	16,819	16,105
	CVS Health Corp.	5.125%	2/21/2030	9,118	9,220
	CVS Health Corp.	3.750%	4/1/2030	4,400	4,255
	CVS Health Corp.	1.750%	8/21/2030	14,442	12,806
	CVS Health Corp.	1.875%	2/28/2031	9,800	8,598
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	4,966	4,589
	DH Europe Finance II Sarl	2.600%	11/15/2029	5,220	4,894
	Edwards Lifesciences Corp.	4.300%	6/15/2028	5,399	5,371
	Elevance Health Inc.	3.650%	12/1/2027	4,583	4,531
26

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	4.101%	3/1/2028	17,624	17,500
Elevance Health Inc.	4.000%	9/15/2028	7,415	7,326
Elevance Health Inc.	5.150%	6/15/2029	3,390	3,438
Elevance Health Inc.	4.750%	2/15/2030	13,615	13,657
Elevance Health Inc.	2.250%	5/15/2030	6,730	6,155
Elevance Health Inc.	2.550%	3/15/2031	6,000	5,441
Eli Lilly & Co.	4.550%	2/12/2028	2,607	2,618
Eli Lilly & Co.	4.000%	10/15/2028	25	25
Eli Lilly & Co.	4.500%	2/9/2029	2,894	2,909
Eli Lilly & Co.	3.375%	3/15/2029	11,873	11,582
Eli Lilly & Co.	4.150%	5/20/2029	3,008	2,993
Eli Lilly & Co.	4.200%	8/14/2029	3,815	3,795
Eli Lilly & Co.	4.750%	2/12/2030	5,625	5,685
Eli Lilly & Co.	4.250%	3/15/2031	25	25
Eli Lilly & Co.	4.375%	5/20/2031	8,354	8,287
GE HealthCare Technologies Inc.	5.650%	11/15/2027	13,953	14,160
GE HealthCare Technologies Inc.	4.150%	12/15/2028	2,496	2,475
GE HealthCare Technologies Inc.	4.800%	8/14/2029	7,357	7,394
GE HealthCare Technologies Inc.	5.857%	3/15/2030	6,200	6,425
GE HealthCare Technologies Inc.	4.800%	1/15/2031	3,830	3,834
Gilead Sciences Inc.	1.200%	10/1/2027	2,924	2,815
Gilead Sciences Inc.	4.250%	5/20/2028	3,438	3,428
Gilead Sciences Inc.	4.400%	5/20/2029	5,800	5,786
Gilead Sciences Inc.	4.800%	11/15/2029	4,600	4,643
Gilead Sciences Inc.	1.650%	10/1/2030	6,220	5,517
Gilead Sciences Inc.	4.600%	5/20/2031	5,639	5,620
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	12,082	11,995
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	6,444	6,451
GlaxoSmithKline Capital plc	3.375%	6/1/2029	6,504	6,334
HCA Inc.	5.000%	3/1/2028	3,881	3,903
HCA Inc.	5.200%	6/1/2028	5,243	5,295
HCA Inc.	5.625%	9/1/2028	9,960	10,115
HCA Inc.	5.875%	2/1/2029	7,409	7,576
HCA Inc.	3.375%	3/15/2029	2,770	2,676
HCA Inc.	4.125%	6/15/2029	15,995	15,754
HCA Inc.	5.250%	3/1/2030	4,880	4,946
HCA Inc.	3.500%	9/1/2030	16,940	16,058
HCA Inc.	4.300%	11/15/2030	5,371	5,255
HCA Inc.	5.450%	4/1/2031	10,693	10,924
HCA Inc.	4.700%	5/15/2031	5,400	5,348
Humana Inc.	5.750%	3/1/2028	3,887	3,954
Humana Inc.	5.750%	12/1/2028	5,042	5,151
Humana Inc.	3.700%	3/23/2029	8,491	8,270
Humana Inc.	3.125%	8/15/2029	2,760	2,637
Humana Inc.	4.875%	4/1/2030	5,172	5,162
Humana Inc.	5.375%	4/15/2031	9,146	9,272
Icon Investments Six DAC	5.849%	5/8/2029	3,207	3,275
Illumina Inc.	5.750%	12/13/2027	8,193	8,320
Illumina Inc.	4.750%	12/12/2030	3,600	3,576
IQVIA Inc.	5.700%	5/15/2028	7,411	7,531
IQVIA Inc.	6.250%	2/1/2029	8,119	8,395
Johnson & Johnson	0.950%	9/1/2027	2,918	2,817
Johnson & Johnson	2.900%	1/15/2028	558	548
Johnson & Johnson	4.550%	3/1/2028	3,911	3,933
Johnson & Johnson	4.800%	6/1/2029	8,016	8,155
Johnson & Johnson	4.700%	3/1/2030	5,337	5,403
Johnson & Johnson	1.300%	9/1/2030	101	90
Johnson & Johnson	4.900%	6/1/2031	2,579	2,637
Laboratory Corp. of America Holdings	2.950%	12/1/2029	4,360	4,122
Laboratory Corp. of America Holdings	4.350%	4/1/2030	4,780	4,715
Laboratory Corp. of America Holdings	2.700%	6/1/2031	2,000	1,815
McKesson Corp.	4.900%	7/15/2028	123	124
McKesson Corp.	4.250%	9/15/2029	2,650	2,623
McKesson Corp.	4.650%	5/30/2030	6,509	6,510
Medtronic Global Holdings SCA	4.250%	3/30/2028	6,766	6,750
Merck & Co. Inc.	3.850%	9/15/2027	4,183	4,167
Merck & Co. Inc.	4.300%	5/22/2028	9,375	9,371
Merck & Co. Inc.	1.900%	12/10/2028	1,915	1,807
Merck & Co. Inc.	3.400%	3/7/2029	15,329	14,952
Merck & Co. Inc.	3.850%	3/15/2029	5,796	5,722
27

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	1.450%	6/24/2030	7,068	6,285
	Merck & Co. Inc.	4.150%	9/15/2030	4,800	4,743
	Merck & Co. Inc.	4.150%	3/15/2031	11,675	11,454
	Merck & Co. Inc.	4.650%	5/22/2031	4,428	4,435
	Mylan Inc.	4.550%	4/15/2028	5,970	5,934
	Novartis Capital Corp.	3.900%	11/5/2028	4,560	4,513
	Novartis Capital Corp.	4.100%	3/16/2029	7,543	7,488
	Novartis Capital Corp.	3.800%	9/18/2029	9,939	9,752
	Novartis Capital Corp.	2.200%	8/14/2030	9,875	9,032
	Novartis Capital Corp.	4.100%	11/5/2030	11,026	10,831
	Novartis Capital Corp.	4.400%	3/18/2031	12,755	12,662
	PeaceHealth Obligated Group	4.335%	11/15/2028	1,420	1,411
	Pfizer Inc.	3.875%	11/15/2027	7,244	7,210
	Pfizer Inc.	3.600%	9/15/2028	1,262	1,244
	Pfizer Inc.	3.450%	3/15/2029	445	435
	Pfizer Inc.	2.625%	4/1/2030	4,516	4,219
	Pfizer Inc.	1.700%	5/28/2030	6,090	5,476
	Pfizer Inc.	4.200%	11/15/2030	9,126	9,006
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	33,094	33,124
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	10,385	10,416
	Pharmacia LLC	6.600%	12/1/2028	12,172	12,741
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	4,069	3,803
	Quest Diagnostics Inc.	4.600%	12/15/2027	385	386
	Quest Diagnostics Inc.	4.200%	6/30/2029	3,761	3,717
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,645	3,643
	Quest Diagnostics Inc.	2.950%	6/30/2030	4,829	4,521
	Quest Diagnostics Inc.	2.800%	6/30/2031	2,000	1,826
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	7,892	6,981
	Revvity Inc.	1.900%	9/15/2028	3,755	3,533
	Revvity Inc.	3.300%	9/15/2029	7,227	6,902
	Royalty Pharma plc	1.750%	9/2/2027	9,012	8,728
	Royalty Pharma plc	5.150%	9/2/2029	1,438	1,457
	Royalty Pharma plc	2.200%	9/2/2030	8,717	7,874
	Sanofi SA	3.750%	11/3/2027	5,761	5,728
	Sanofi SA	3.625%	6/19/2028	7,983	7,883
	Sanofi SA	3.800%	11/3/2028	8,950	8,837
	Smith & Nephew plc	2.032%	10/14/2030	4,225	3,754
	Solventum Corp.	5.400%	3/1/2029	5,597	5,692
	Solventum Corp.	5.450%	3/13/2031	3,299	3,377
	SSM Health Care Corp.	4.894%	6/1/2028	4,418	4,433
	Stryker Corp.	4.700%	2/10/2028	4,779	4,792
	Stryker Corp.	3.650%	3/7/2028	6,266	6,178
	Stryker Corp.	4.850%	12/8/2028	200	201
	Stryker Corp.	4.250%	9/11/2029	3,762	3,729
	Stryker Corp.	4.850%	2/10/2030	3,724	3,751
	Stryker Corp.	1.950%	6/15/2030	9,226	8,353
[1]	Sutter Health	3.695%	8/15/2028	850	835
[1]	Sutter Health	2.294%	8/15/2030	2,756	2,510
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	12,003	12,087
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	12,375	11,246
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	5,441	5,474
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	3,373	3,175
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	1,139	1,154
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	7,273	6,851
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	5,049	5,124
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	8,252	8,103
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	2,325	2,282
	UnitedHealth Group Inc.	2.950%	10/15/2027	222	218
	UnitedHealth Group Inc.	5.250%	2/15/2028	8,172	8,281
	UnitedHealth Group Inc.	3.850%	6/15/2028	9,573	9,476
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,016	2,014
	UnitedHealth Group Inc.	3.875%	12/15/2028	6,801	6,709
	UnitedHealth Group Inc.	4.250%	1/15/2029	4,482	4,460
	UnitedHealth Group Inc.	4.700%	4/15/2029	3,211	3,233
	UnitedHealth Group Inc.	4.000%	5/15/2029	5,627	5,550
	UnitedHealth Group Inc.	2.875%	8/15/2029	6,590	6,283
	UnitedHealth Group Inc.	4.800%	1/15/2030	8,676	8,742
	UnitedHealth Group Inc.	5.300%	2/15/2030	7,635	7,809
	UnitedHealth Group Inc.	2.000%	5/15/2030	10,680	9,706
	UnitedHealth Group Inc.	4.900%	4/15/2031	5,872	5,936
28

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Universal Health Services Inc.	4.625%	10/15/2029	3,944	3,896
	Universal Health Services Inc.	2.650%	10/15/2030	4,927	4,429
	Viatris Inc.	2.700%	6/22/2030	8,000	7,302
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	3,872	3,932
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	3,670	3,718
	Zoetis Inc.	4.150%	8/17/2028	4,382	4,351
	Zoetis Inc.	3.900%	8/20/2028	2,965	2,927
	Zoetis Inc.	2.000%	5/15/2030	5,940	5,375
					1,545,848
Industrials (1.7%)
	3M Co.	2.875%	10/15/2027	6,410	6,287
[1]	3M Co.	3.625%	9/14/2028	4,115	4,051
[1]	3M Co.	3.375%	3/1/2029	5,150	5,000
	3M Co.	2.375%	8/26/2029	4,572	4,286
	3M Co.	4.800%	3/15/2030	10,393	10,455
	3M Co.	3.050%	4/15/2030	405	383
	Allegion plc	3.500%	10/1/2029	3,940	3,783
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	34	33
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,223	1,195
	Amphenol Corp.	3.800%	11/15/2027	7,084	7,028
	Amphenol Corp.	4.375%	6/12/2028	4,154	4,149
	Amphenol Corp.	3.900%	11/15/2028	6,273	6,197
	Amphenol Corp.	5.050%	4/5/2029	4,181	4,246
	Amphenol Corp.	4.350%	6/1/2029	3,263	3,256
	Amphenol Corp.	4.125%	11/15/2030	8,579	8,411
	Boeing Co.	3.250%	2/1/2028	11,259	11,024
	Boeing Co.	3.200%	3/1/2029	2,680	2,584
	Boeing Co.	6.298%	5/1/2029	28,373	29,537
	Boeing Co.	5.150%	5/1/2030	29,277	29,632
	Boeing Co.	3.625%	2/1/2031	11,047	10,508
	Boeing Co.	6.388%	5/1/2031	5,000	5,313
	Canadian National Railway Co.	4.350%	5/12/2029	1,950	1,938
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,915	1,898
	Canadian Pacific Railway Co.	4.000%	3/15/2029	4,402	4,335
	Canadian Pacific Railway Co.	4.800%	3/30/2030	10,130	10,181
	Carrier Global Corp.	2.722%	2/15/2030	12,143	11,354
	Carrier Global Corp.	2.700%	2/15/2031	5,348	4,901
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	959	924
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	8,438	8,453
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	4,056	4,073
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	3,554	3,525
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	2,335	2,338
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	4,478	4,463
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	1,265	1,258
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	2,600	2,574
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	5,230	5,144
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	33	33
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	5,050	5,032
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	798	796
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	4,693	4,728
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	425	431
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	3,050	3,000
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	4,760	4,735
	Caterpillar Inc.	2.600%	9/19/2029	104	98
	Caterpillar Inc.	2.600%	4/9/2030	3,035	2,845
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	6,171	6,125
	CNH Industrial Capital LLC	4.500%	10/8/2027	50	50
	CNH Industrial Capital LLC	4.750%	3/21/2028	1,206	1,208
	CNH Industrial Capital LLC	4.550%	4/10/2028	7,687	7,667
	CNH Industrial Capital LLC	5.500%	1/12/2029	3,705	3,774
	CNH Industrial Capital LLC	5.100%	4/20/2029	4,016	4,050
	CNH Industrial Capital LLC	4.500%	10/16/2030	6,080	5,991
	CNH Industrial Capital LLC	4.950%	6/25/2031	13,282	13,263
[1]	CNH Industrial NV	3.850%	11/15/2027	3,308	3,273
	CSX Corp.	4.250%	3/15/2029	7,277	7,226
	CSX Corp.	2.400%	2/15/2030	230	214
	Cummins Inc.	4.250%	5/9/2028	2,400	2,394
	Cummins Inc.	4.900%	2/20/2029	4,511	4,560
	Cummins Inc.	1.500%	9/1/2030	5,795	5,138
29

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cummins Inc.	4.700%	2/15/2031	5,051	5,073
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	400	405
	Deere & Co.	5.375%	10/16/2029	1,605	1,653
	Deere & Co.	3.100%	4/15/2030	3,724	3,541
	Deere Funding Canada Corp.	4.150%	10/9/2030	5,507	5,408
	Delta Air Lines Inc.	4.950%	7/10/2028	5,537	5,560
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	7,358	7,354
	Delta Air Lines Inc.	3.750%	10/28/2029	7,404	7,145
	Delta Air Lines Inc.	5.250%	7/10/2030	6,999	7,074
	Eaton Capital ULC	4.450%	5/9/2030	3,007	2,988
	Eaton Corp.	3.103%	9/15/2027	5,119	5,051
	Eaton Corp.	3.850%	3/6/2028	7,649	7,577
	Eaton Corp.	3.950%	3/6/2029	10,911	10,756
	Eaton Corp.	4.200%	3/6/2031	10,312	10,109
	Emerson Electric Co.	1.800%	10/15/2027	3,313	3,211
	Emerson Electric Co.	2.000%	12/21/2028	7,207	6,804
[1]	FedEx Corp.	3.100%	8/5/2029	15,362	14,693
[1]	FedEx Corp.	2.400%	5/15/2031	3,815	3,440
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	4,348	4,288
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4,606	4,523
	Fortive Corp.	4.750%	5/15/2031	1,475	1,465
	GE Vernova Inc.	4.250%	2/4/2031	4,906	4,830
	General Dynamics Corp.	2.625%	11/15/2027	4,472	4,378
	General Dynamics Corp.	3.750%	5/15/2028	380	377
	General Dynamics Corp.	3.625%	4/1/2030	2,088	2,020
	General Electric Co.	4.300%	7/29/2030	11,616	11,508
	GXO Logistics Inc.	6.250%	5/6/2029	4,764	4,923
	HEICO Corp.	5.250%	8/1/2028	2,096	2,119
	Hexcel Corp.	4.900%	5/15/2031	1,572	1,566
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	8,765	8,678
[3]	Honeywell Aerospace Inc.	4.000%	3/16/2029	7,325	7,227
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	26,675	26,213
	Honeywell International Inc.	2.700%	8/15/2029	6,332	5,992
	Honeywell International Inc.	1.950%	6/1/2030	140	127
	Howmet Aerospace Inc.	3.000%	1/15/2029	3,668	3,531
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	2,032	2,000
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	3,382	3,202
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	14,281	14,520
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	11,630	11,363
	IDEX Corp.	4.950%	9/1/2029	2,759	2,775
	Ingersoll Rand Inc.	5.176%	6/15/2029	6,787	6,906
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	8,597	8,877
	Jacobs Solutions Inc.	4.750%	3/3/2031	5,950	5,885
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	599	602
[1]	John Deere Capital Corp.	2.800%	9/8/2027	263	259
[1]	John Deere Capital Corp.	4.150%	9/15/2027	312	312
[1]	John Deere Capital Corp.	3.050%	1/6/2028	1,911	1,877
	John Deere Capital Corp.	4.650%	1/7/2028	3,930	3,952
[1]	John Deere Capital Corp.	4.750%	1/20/2028	16,154	16,269
[1]	John Deere Capital Corp.	4.900%	3/3/2028	5,719	5,771
[1]	John Deere Capital Corp.	4.250%	6/5/2028	3,747	3,741
[1]	John Deere Capital Corp.	4.950%	7/14/2028	10,046	10,171
	John Deere Capital Corp.	4.500%	1/16/2029	15,048	15,092
[1]	John Deere Capital Corp.	4.125%	1/18/2029	3,485	3,464
[1]	John Deere Capital Corp.	3.450%	3/7/2029	5,402	5,275
[1]	John Deere Capital Corp.	3.900%	3/9/2029	3,200	3,160
[1]	John Deere Capital Corp.	3.350%	4/18/2029	4,055	3,949
[1]	John Deere Capital Corp.	4.850%	6/11/2029	10,496	10,629
[1]	John Deere Capital Corp.	4.400%	6/15/2029	2,202	2,200
[1]	John Deere Capital Corp.	4.850%	10/11/2029	410	416
[1]	John Deere Capital Corp.	4.550%	6/5/2030	5,811	5,814
[1]	John Deere Capital Corp.	4.700%	6/10/2030	5,833	5,871
[1]	John Deere Capital Corp.	4.375%	10/15/2030	257	255
[1]	John Deere Capital Corp.	4.200%	3/10/2031	9,692	9,526
[1]	John Deere Capital Corp.	4.375%	4/15/2031	7,300	7,225
	Johnson Controls International plc	5.500%	4/19/2029	4,030	4,123
	Keysight Technologies Inc.	3.000%	10/30/2029	280	265
	Keysight Technologies Inc.	5.350%	7/30/2030	4,410	4,493
	Kirby Corp.	4.200%	3/1/2028	4,683	4,652
	L3Harris Technologies Inc.	4.400%	6/15/2028	8,883	8,853
30

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	10,280	10,245
	L3Harris Technologies Inc.	5.050%	6/1/2029	1,228	1,242
	L3Harris Technologies Inc.	2.900%	12/15/2029	2,105	1,989
	L3Harris Technologies Inc.	1.800%	1/15/2031	3,350	2,949
	Lennox International Inc.	1.700%	8/1/2027	200	194
	Lennox International Inc.	5.500%	9/15/2028	3,410	3,468
	LKQ Corp.	5.750%	6/15/2028	11,093	11,244
	Lockheed Martin Corp.	5.100%	11/15/2027	10,390	10,510
	Lockheed Martin Corp.	4.450%	5/15/2028	240	240
	Lockheed Martin Corp.	4.150%	8/15/2028	4,955	4,933
	Lockheed Martin Corp.	4.500%	2/15/2029	8,380	8,383
	Lockheed Martin Corp.	1.850%	6/15/2030	5,128	4,623
	Lockheed Martin Corp.	4.400%	8/15/2030	4,018	4,000
	MasTec Inc.	5.900%	6/15/2029	3,511	3,612
	Norfolk Southern Corp.	3.800%	8/1/2028	8,266	8,157
	Norfolk Southern Corp.	2.550%	11/1/2029	3,674	3,446
	Norfolk Southern Corp.	2.300%	5/15/2031	8,171	7,314
	Northrop Grumman Corp.	3.250%	1/15/2028	19,577	19,238
	Northrop Grumman Corp.	4.600%	2/1/2029	40	40
	Northrop Grumman Corp.	4.400%	5/1/2030	3,192	3,172
	Northrop Grumman Corp.	4.650%	7/15/2030	3,962	3,967
	nVent Finance Sarl	4.550%	4/15/2028	55	55
	Oshkosh Corp.	4.600%	5/15/2028	45	45
	Oshkosh Corp.	3.100%	3/1/2030	4,885	4,593
	Otis Worldwide Corp.	5.250%	8/16/2028	7,125	7,217
	Otis Worldwide Corp.	4.488%	5/7/2029	5,415	5,394
	Otis Worldwide Corp.	2.565%	2/15/2030	8,146	7,565
	PACCAR Financial Corp.	4.450%	8/6/2027	4,071	4,085
	PACCAR Financial Corp.	4.600%	1/10/2028	5,775	5,802
	PACCAR Financial Corp.	4.550%	3/3/2028	3,515	3,527
	PACCAR Financial Corp.	4.000%	8/8/2028	4,170	4,143
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	2,990	3,024
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	3,203	3,180
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	4,358	4,385
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	3,827	3,784
[1]	PACCAR Financial Corp.	4.300%	6/18/2029	1,821	1,815
	PACCAR Financial Corp.	4.000%	9/26/2029	3,845	3,805
	PACCAR Financial Corp.	4.550%	5/8/2030	1,550	1,559
	Parker-Hannifin Corp.	3.250%	6/14/2029	8,105	7,824
	Parker-Hannifin Corp.	4.500%	9/15/2029	9,873	9,868
	Pentair Finance Sarl	4.500%	7/1/2029	2,380	2,367
	Regal Rexnord Corp.	6.050%	4/15/2028	9,101	9,288
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	10,627	11,082
	Republic Services Inc.	3.375%	11/15/2027	1,075	1,062
	Republic Services Inc.	3.950%	5/15/2028	1,507	1,495
	Republic Services Inc.	4.875%	4/1/2029	5,263	5,309
	Republic Services Inc.	5.000%	11/15/2029	830	841
	Republic Services Inc.	2.300%	3/1/2030	3,909	3,608
	Republic Services Inc.	4.750%	7/15/2030	2,647	2,661
	Republic Services Inc.	4.750%	7/15/2031	2,787	2,793
	RTX Corp.	7.200%	8/15/2027	700	722
	RTX Corp.	4.125%	11/16/2028	27,654	27,441
	RTX Corp.	5.750%	1/15/2029	43	44
	RTX Corp.	2.250%	7/1/2030	9,926	9,086
	RTX Corp.	6.000%	3/15/2031	10,000	10,553
[1]	Ryder System Inc.	5.650%	3/1/2028	5,973	6,078
[1]	Ryder System Inc.	5.250%	6/1/2028	6,064	6,142
	Ryder System Inc.	6.300%	12/1/2028	3,948	4,093
[1]	Ryder System Inc.	5.375%	3/15/2029	3,334	3,403
[1]	Ryder System Inc.	4.950%	9/1/2029	1,004	1,012
[1]	Ryder System Inc.	4.900%	12/1/2029	901	908
	Ryder System Inc.	5.000%	3/15/2030	7,558	7,629
[1]	Ryder System Inc.	4.850%	6/15/2030	1,675	1,684
	Ryder System Inc.	4.300%	12/1/2030	2,853	2,812
	Southwest Airlines Co.	3.450%	11/16/2027	85	84
	Southwest Airlines Co.	4.375%	11/15/2028	3,042	3,017
	Southwest Airlines Co.	2.625%	2/10/2030	4,454	4,122
	Teledyne Technologies Inc.	2.250%	4/1/2028	5,611	5,394
	Textron Inc.	3.000%	6/1/2030	5,100	4,788
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	7,031	6,910
31

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	3,777	3,730
	Trimble Inc.	4.900%	6/15/2028	3,478	3,479
	Tyco Electronics Group SA	3.125%	8/15/2027	5,816	5,744
	Tyco Electronics Group SA	4.500%	2/9/2031	2,010	1,996
	Union Pacific Corp.	3.950%	9/10/2028	12,937	12,817
	Union Pacific Corp.	3.700%	3/1/2029	7,491	7,355
	Union Pacific Corp.	2.400%	2/5/2030	410	381
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	5,541	5,606
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	538	519
	United Parcel Service Inc.	3.050%	11/15/2027	10,328	10,170
	United Parcel Service Inc.	3.400%	3/15/2029	558	544
	United Parcel Service Inc.	2.500%	9/1/2029	710	670
	Veralto Corp.	5.350%	9/18/2028	5,625	5,704
	Waste Connections Inc.	4.250%	12/1/2028	255	253
	Waste Connections Inc.	3.500%	5/1/2029	2,932	2,856
	Waste Connections Inc.	2.600%	2/1/2030	3,255	3,046
	Waste Management Inc.	4.950%	7/3/2027	3,056	3,076
	Waste Management Inc.	4.500%	3/15/2028	3,260	3,268
	Waste Management Inc.	3.875%	1/15/2029	390	384
	Waste Management Inc.	4.875%	2/15/2029	8,181	8,261
	Waste Management Inc.	2.000%	6/1/2029	2,450	2,286
	Waste Management Inc.	4.625%	2/15/2030	9,183	9,206
	Waste Management Inc.	4.650%	3/15/2030	776	778
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	11,915	11,931
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	1,200	1,207
	Xylem Inc.	1.950%	1/30/2028	6,049	5,815
					1,158,845
Materials (0.6%)
	Air Products and Chemicals Inc.	4.300%	6/11/2028	30	30
	Air Products and Chemicals Inc.	4.600%	2/8/2029	90	90
	Air Products and Chemicals Inc.	2.050%	5/15/2030	121	110
	Amcor Finance USA Inc.	4.500%	5/15/2028	2,960	2,951
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,804	2,813
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	18,250	18,076
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	20,907	21,118
	Amcor Group Finance plc	5.450%	5/23/2029	2,895	2,953
	Amrize Finance US LLC	4.700%	4/7/2028	1,238	1,240
	Amrize Finance US LLC	4.950%	4/7/2030	9,776	9,839
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	2,990	2,830
	Berry Global Inc.	5.500%	4/15/2028	3,835	3,893
	Berry Global Inc.	5.800%	6/15/2031	5,000	5,185
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	7,781	7,822
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	3,172	3,211
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	4,449	4,504
	Cabot Corp.	4.000%	7/1/2029	2,792	2,731
	Carlisle Cos. Inc.	2.750%	3/1/2030	475	443
	CRH America Finance Inc.	4.400%	2/9/2031	1,175	1,157
	CRH SMW Finance DAC	5.200%	5/21/2029	4,886	4,954
	CRH SMW Finance DAC	5.125%	1/9/2030	6,508	6,593
	Dow Chemical Co.	4.800%	11/30/2028	724	726
	Dow Chemical Co.	7.375%	11/1/2029	1,465	1,576
	Dow Chemical Co.	2.100%	11/15/2030	2,346	2,072
	Dow Chemical Co.	4.800%	1/15/2031	507	499
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	2,495	2,493
	Eastman Chemical Co.	5.000%	8/1/2029	11,081	11,134
	Eastman Chemical Co.	4.500%	2/20/2031	6,458	6,333
	Ecolab Inc.	4.300%	6/15/2028	1,211	1,209
	Ecolab Inc.	4.600%	6/15/2029	5,397	5,406
	Ecolab Inc.	4.800%	6/15/2031	17,450	17,529
	EIDP Inc.	2.300%	7/15/2030	25	23
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,655	4,658
	Freeport-McMoRan Inc.	4.125%	3/1/2028	3,250	3,222
	Freeport-McMoRan Inc.	4.375%	8/1/2028	356	354
	Freeport-McMoRan Inc.	5.250%	9/1/2029	691	695
	Freeport-McMoRan Inc.	4.250%	3/1/2030	3,175	3,119
	LYB International Finance III LLC	2.250%	10/1/2030	40	36
	LYB International Finance III LLC	5.125%	1/15/2031	1,070	1,067
	Martin Marietta Materials Inc.	3.500%	12/15/2027	573	565
	Mosaic Co.	5.375%	11/15/2028	3,167	3,210
32

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	4.350%	1/15/2029	4,682	4,639
	Mosaic Co.	4.600%	11/15/2030	4,890	4,835
	Newmont Corp.	3.250%	5/13/2030	11,258	10,764
	Nucor Corp.	3.950%	5/1/2028	2,760	2,736
	Nucor Corp.	2.700%	6/1/2030	7,165	6,667
	Nucor Corp.	4.650%	6/1/2030	10,441	10,450
	Nutrien Ltd.	4.900%	3/27/2028	169	170
	Nutrien Ltd.	4.200%	4/1/2029	5,900	5,839
	Nutrien Ltd.	2.950%	5/13/2030	2,892	2,712
	Nutrien Ltd.	4.850%	5/29/2031	3,100	3,096
	Packaging Corp. of America	3.400%	12/15/2027	4,497	4,431
	PPG Industries Inc.	3.750%	3/15/2028	1,508	1,489
	PPG Industries Inc.	4.375%	3/15/2031	11,500	11,307
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5,513	5,798
	Rio Tinto Finance USA plc	4.500%	3/14/2028	3,154	3,160
	Rio Tinto Finance USA plc	4.875%	3/14/2030	5,102	5,150
	RPM International Inc.	4.550%	3/1/2029	1,765	1,759
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	8,835	8,834
	Sherwin-Williams Co.	4.300%	8/15/2028	10,530	10,473
	Sherwin-Williams Co.	4.500%	8/15/2030	9,690	9,604
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	28,460	28,856
	Sonoco Products Co.	4.600%	9/1/2029	2,375	2,360
	Steel Dynamics Inc.	4.000%	12/15/2028	3,090	3,044
	Steel Dynamics Inc.	3.450%	4/15/2030	12,375	11,802
	Steel Dynamics Inc.	3.250%	1/15/2031	10,000	9,376
	Suzano Austria GmbH	6.000%	1/15/2029	6,675	6,784
	Suzano Austria GmbH	5.000%	1/15/2030	6,874	6,779
	Suzano Austria GmbH	3.750%	1/15/2031	8,057	7,557
	Vale Overseas Ltd.	3.750%	7/8/2030	8,971	8,545
	Vulcan Materials Co.	4.950%	12/1/2029	2,152	2,170
	Vulcan Materials Co.	3.500%	6/1/2030	4,760	4,555
	Westlake Corp.	3.375%	6/15/2030	975	925
	WestRock MWV LLC	8.200%	1/15/2030	3,787	4,194
	WRKCo Inc.	4.000%	3/15/2028	4,654	4,609
	WRKCo Inc.	3.900%	6/1/2028	6,851	6,760
	WRKCo Inc.	4.900%	3/15/2029	5,520	5,540
					396,238
Real Estate (1.1%)
	Agree LP	2.000%	6/15/2028	2,222	2,115
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	2,095	2,073
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	2,344	2,186
	American Homes 4 Rent LP	4.250%	2/15/2028	4,419	4,387
	American Homes 4 Rent LP	4.900%	2/15/2029	2,249	2,257
	American Homes 4 Rent LP	4.950%	6/15/2030	4,165	4,173
	American Tower Corp.	3.550%	7/15/2027	190	188
	American Tower Corp.	3.600%	1/15/2028	6,894	6,796
	American Tower Corp.	5.500%	3/15/2028	7,731	7,840
	American Tower Corp.	5.250%	7/15/2028	6,282	6,356
	American Tower Corp.	5.800%	11/15/2028	7,873	8,066
	American Tower Corp.	5.200%	2/15/2029	3,157	3,199
	American Tower Corp.	3.950%	3/15/2029	841	825
	American Tower Corp.	3.800%	8/15/2029	8,180	7,977
	American Tower Corp.	2.900%	1/15/2030	50	47
	American Tower Corp.	5.000%	1/31/2030	5,511	5,552
	American Tower Corp.	4.900%	3/15/2030	6,709	6,739
	American Tower Corp.	2.100%	6/15/2030	265	240
	American Tower Corp.	1.875%	10/15/2030	3,987	3,535
	American Tower Corp.	2.700%	4/15/2031	4,135	3,762
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	3,176	3,117
[1]	AvalonBay Communities Inc.	3.300%	6/1/2029	4,782	4,618
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	4,090	3,770
	AvalonBay Communities Inc.	4.350%	12/1/2030	4,024	3,979
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	3,500	3,189
	Boston Properties LP	6.750%	12/1/2027	7,305	7,506
	Boston Properties LP	4.500%	12/1/2028	6,385	6,347
	Boston Properties LP	3.400%	6/21/2029	2,069	1,989
	Boston Properties LP	2.900%	3/15/2030	4,835	4,506
	Brixmor Operating Partnership LP	2.250%	4/1/2028	320	307
	Brixmor Operating Partnership LP	4.125%	5/15/2029	4,667	4,598
33

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	4.050%	7/1/2030	73	71
Camden Property Trust	4.100%	10/15/2028	2,410	2,391
Camden Property Trust	3.150%	7/1/2029	4,004	3,844
CBRE Services Inc.	5.500%	4/1/2029	2,005	2,046
CBRE Services Inc.	4.800%	6/15/2030	2,670	2,668
COPT Defense Properties LP	2.000%	1/15/2029	3,931	3,676
COPT Defense Properties LP	4.500%	10/15/2030	6,148	6,055
COPT Defense Properties LP	2.750%	4/15/2031	25	23
Cousins Properties LP	5.250%	7/15/2030	3,420	3,455
Crown Castle Inc.	5.000%	1/11/2028	14,991	15,076
Crown Castle Inc.	3.800%	2/15/2028	7,045	6,956
Crown Castle Inc.	4.800%	9/1/2028	5,860	5,878
Crown Castle Inc.	4.300%	2/15/2029	5,137	5,075
Crown Castle Inc.	5.600%	6/1/2029	2,695	2,755
Crown Castle Inc.	4.900%	9/1/2029	6,314	6,332
Crown Castle Inc.	3.100%	11/15/2029	210	199
Crown Castle Inc.	3.300%	7/1/2030	9,426	8,879
Crown Castle Inc.	2.250%	1/15/2031	2,912	2,593
CubeSmart LP	2.250%	12/15/2028	3,881	3,665
CubeSmart LP	4.375%	2/15/2029	3,840	3,809
CubeSmart LP	3.000%	2/15/2030	90	85
CubeSmart LP	2.000%	2/15/2031	3,000	2,649
Digital Realty Trust LP	3.700%	8/15/2027	4,836	4,794
Digital Realty Trust LP	5.550%	1/15/2028	8,263	8,380
Digital Realty Trust LP	4.450%	7/15/2028	149	148
Digital Realty Trust LP	3.600%	7/1/2029	7,019	6,803
DOC DR LLC	3.950%	1/15/2028	288	285
EPR Properties	4.950%	4/15/2028	5,109	5,108
EPR Properties	3.750%	8/15/2029	3,187	3,064
EPR Properties	4.750%	11/15/2030	3,460	3,384
Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	5,931	5,797
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	8,570	8,469
Equinix Inc.	1.800%	7/15/2027	5,588	5,434
Equinix Inc.	1.550%	3/15/2028	3,223	3,064
Equinix Inc.	3.200%	11/18/2029	7,115	6,775
Equinix Inc.	2.150%	7/15/2030	7,734	6,973
Equinix Inc.	2.500%	5/15/2031	1,560	1,397
ERP Operating LP	3.250%	8/1/2027	675	667
ERP Operating LP	3.500%	3/1/2028	400	394
ERP Operating LP	4.150%	12/1/2028	4,758	4,713
ERP Operating LP	3.000%	7/1/2029	2,948	2,817
ERP Operating LP	2.500%	2/15/2030	3,640	3,377
Essex Portfolio LP	1.700%	3/1/2028	1,512	1,445
Essex Portfolio LP	4.000%	3/1/2029	3,015	2,965
Essex Portfolio LP	3.000%	1/15/2030	3,461	3,264
Essex Portfolio LP	1.650%	1/15/2031	2,040	1,777
Essex Portfolio LP	2.550%	6/15/2031	2,000	1,796
Extra Space Storage LP	5.700%	4/1/2028	7,168	7,290
Extra Space Storage LP	3.900%	4/1/2029	5,714	5,597
Extra Space Storage LP	4.000%	6/15/2029	2,463	2,415
Extra Space Storage LP	5.500%	7/1/2030	10,022	10,254
Extra Space Storage LP	2.200%	10/15/2030	3,060	2,746
Extra Space Storage LP	5.900%	1/15/2031	6,735	6,987
Extra Space Storage LP	2.550%	6/1/2031	3,000	2,690
Federal Realty OP LP	3.250%	7/15/2027	2,975	2,936
Federal Realty OP LP	5.375%	5/1/2028	4,445	4,504
GLP Capital LP	5.750%	6/1/2028	4,903	4,958
GLP Capital LP	5.300%	1/15/2029	3,720	3,739
GLP Capital LP	4.000%	1/15/2030	11,645	11,195
GLP Capital LP	4.000%	1/15/2031	3,633	3,432
Healthcare Realty Holdings LP	3.750%	7/1/2027	445	442
Healthcare Realty Holdings LP	3.100%	2/15/2030	2,802	2,637
Healthpeak OP LLC	2.125%	12/1/2028	2,613	2,463
Healthpeak OP LLC	3.500%	7/15/2029	7,728	7,459
Healthpeak OP LLC	3.000%	1/15/2030	6,964	6,564
Healthpeak OP LLC	2.875%	1/15/2031	3,625	3,329
Highwoods Realty LP	4.125%	3/15/2028	2,800	2,759
Highwoods Realty LP	4.200%	4/15/2029	1,908	1,866
Highwoods Realty LP	3.050%	2/15/2030	37	34
Highwoods Realty LP	2.600%	2/1/2031	8,575	7,652
34

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Host Hotels & Resorts LP	4.250%	12/15/2028	5,152	5,096
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	4,252	4,053
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	5,259	4,973
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	5,691	5,388
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	2,750	2,796
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	3,075	3,221
	Kilroy Realty LP	4.750%	12/15/2028	3,245	3,221
	Kilroy Realty LP	4.250%	8/15/2029	2,464	2,390
	Kilroy Realty LP	3.050%	2/15/2030	3,178	2,932
	Kimco Realty OP LLC	1.900%	3/1/2028	2,167	2,079
	Kimco Realty OP LLC	2.700%	10/1/2030	1,407	1,306
	Kite Realty Group Trust	4.750%	9/15/2030	465	463
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	4,615	4,648
	Mid-America Apartments LP	4.200%	6/15/2028	3,955	3,932
	Mid-America Apartments LP	3.950%	3/15/2029	4,374	4,302
	Mid-America Apartments LP	2.750%	3/15/2030	2,280	2,137
	Mid-America Apartments LP	1.700%	2/15/2031	2,515	2,199
	National Health Investors Inc.	3.000%	2/1/2031	3,000	2,717
	NNN REIT Inc.	3.500%	10/15/2027	50	49
	NNN REIT Inc.	4.300%	10/15/2028	5,666	5,626
	NNN REIT Inc.	2.500%	4/15/2030	40	37
	NNN REIT Inc.	4.600%	2/15/2031	13,225	13,091
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	6,961	6,960
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,720	1,649
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	4,130	4,150
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	4,563	4,235
	Piedmont Operating Partnership LP	6.875%	7/15/2029	2,823	2,947
	Piedmont Operating Partnership LP	3.150%	8/15/2030	1,124	1,031
	Prologis LP	3.375%	12/15/2027	3,162	3,122
	Prologis LP	4.875%	6/15/2028	6,323	6,379
	Prologis LP	3.875%	9/15/2028	4,511	4,447
	Prologis LP	4.000%	9/15/2028	4,352	4,307
	Prologis LP	2.875%	11/15/2029	500	473
	Prologis LP	2.250%	4/15/2030	7,114	6,533
	Prologis LP	1.250%	10/15/2030	4,329	3,763
	Prologis LP	4.750%	1/15/2031	4,400	4,423
	Prologis LP	1.750%	2/1/2031	3,941	3,464
	Prologis LP	1.625%	3/15/2031	3,060	2,670
	Prologis LP	4.250%	6/15/2031	4,122	4,046
	Public Storage Operating Co.	1.850%	5/1/2028	4,061	3,879
	Public Storage Operating Co.	1.950%	11/9/2028	5,616	5,300
	Public Storage Operating Co.	5.125%	1/15/2029	3,482	3,542
	Public Storage Operating Co.	3.385%	5/1/2029	6,227	6,052
	Public Storage Operating Co.	4.375%	7/1/2030	5,654	5,616
	Realty Income Corp.	3.950%	8/15/2027	6,333	6,301
	Realty Income Corp.	3.400%	1/15/2028	4,951	4,871
	Realty Income Corp.	3.650%	1/15/2028	5,614	5,545
	Realty Income Corp.	2.200%	6/15/2028	3,949	3,781
	Realty Income Corp.	4.700%	12/15/2028	1,419	1,423
	Realty Income Corp.	3.950%	2/1/2029	465	458
	Realty Income Corp.	4.750%	2/15/2029	3,730	3,747
	Realty Income Corp.	3.250%	6/15/2029	3,713	3,578
	Realty Income Corp.	4.000%	7/15/2029	1,440	1,414
	Realty Income Corp.	3.100%	12/15/2029	11,863	11,297
	Realty Income Corp.	3.400%	1/15/2030	2,883	2,760
	Realty Income Corp.	4.850%	3/15/2030	3,945	3,969
	Realty Income Corp.	3.250%	1/15/2031	6,175	5,802
	Realty Income Corp.	3.200%	2/15/2031	3,250	3,038
	Regency Centers LP	4.125%	3/15/2028	2,476	2,460
	Regency Centers LP	2.950%	9/15/2029	2,263	2,150
	Regency Centers LP	3.700%	6/15/2030	3,491	3,367
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,824	1,834
	Sabra Health Care LP	3.900%	10/15/2029	660	640
	Safehold GL Holdings LLC	2.800%	6/15/2031	733	662
	SBA Communications Corp.	3.125%	2/1/2029	3,208	3,070
	Simon Property Group LP	3.375%	12/1/2027	6,154	6,065
	Simon Property Group LP	1.750%	2/1/2028	4,795	4,602
	Simon Property Group LP	2.450%	9/13/2029	8,933	8,368
	Simon Property Group LP	2.650%	7/15/2030	5,258	4,879
	Simon Property Group LP	4.375%	10/1/2030	3,555	3,517
35

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	4.300%	1/15/2031	9,300	9,146
	Simon Property Group LP	2.200%	2/1/2031	5,000	4,490
	Store Capital LLC	4.500%	3/15/2028	4,663	4,637
[1]	Store Capital LLC	5.400%	4/30/2030	1,739	1,751
	Sun Communities Operating LP	2.300%	11/1/2028	3,500	3,319
	Tanger Properties LP	3.875%	7/15/2027	2,975	2,953
[1]	UDR Inc.	3.500%	7/1/2027	40	40
[1]	UDR Inc.	3.500%	1/15/2028	55	54
[1]	UDR Inc.	4.400%	1/26/2029	3,754	3,733
[1]	UDR Inc.	3.200%	1/15/2030	3,335	3,171
	Ventas Realty LP	4.000%	3/1/2028	2,997	2,967
	Ventas Realty LP	4.400%	1/15/2029	5,678	5,637
	Ventas Realty LP	3.000%	1/15/2030	2,700	2,547
	VICI Properties LP	4.750%	2/15/2028	3,533	3,534
	VICI Properties LP	4.950%	2/15/2030	5,300	5,285
	VICI Properties LP	5.125%	11/15/2031	3,800	3,781
	Welltower OP LLC	4.250%	4/15/2028	6,140	6,110
	Welltower OP LLC	2.050%	1/15/2029	31	29
	Welltower OP LLC	4.125%	3/15/2029	4,102	4,058
	Welltower OP LLC	3.100%	1/15/2030	4,990	4,738
	Welltower OP LLC	4.500%	7/1/2030	11,122	11,066
	Welltower OP LLC	2.750%	1/15/2031	3,500	3,219
	Welltower OP LLC	2.800%	6/1/2031	4,000	3,669
	Weyerhaeuser Co.	6.950%	10/1/2027	116	119
	Weyerhaeuser Co.	4.000%	11/15/2029	6,399	6,253
	Weyerhaeuser Co.	4.000%	4/15/2030	5,734	5,578
	WP Carey Inc.	3.850%	7/15/2029	1,000	978
	WP Carey Inc.	4.650%	7/15/2030	1,706	1,693
	WP Carey Inc.	2.400%	2/1/2031	3,000	2,696
					779,950
Technology (2.0%)
	Accenture Capital Inc.	3.900%	10/4/2027	6,990	6,958
	Accenture Capital Inc.	4.050%	10/4/2029	13,516	13,308
	Adobe Inc.	4.750%	1/17/2028	3,948	3,972
	Adobe Inc.	4.800%	4/4/2029	5,362	5,414
	Adobe Inc.	4.950%	1/17/2030	5,315	5,382
	Adobe Inc.	2.300%	2/1/2030	25	23
	Advanced Micro Devices Inc.	4.319%	3/24/2028	2,349	2,350
	Analog Devices Inc.	4.250%	6/15/2028	4,955	4,941
	Analog Devices Inc.	1.700%	10/1/2028	25	24
	Analog Devices Inc.	4.500%	6/15/2030	5,716	5,700
	Apple Inc.	2.900%	9/12/2027	25	25
	Apple Inc.	3.000%	11/13/2027	12,375	12,197
	Apple Inc.	1.200%	2/8/2028	22,937	21,871
	Apple Inc.	4.000%	5/10/2028	25,413	25,312
	Apple Inc.	4.000%	5/12/2028	8,100	8,064
	Apple Inc.	1.400%	8/5/2028	9,966	9,406
	Apple Inc.	3.250%	8/8/2029	7,856	7,623
	Apple Inc.	2.200%	9/11/2029	8,923	8,381
	Apple Inc.	4.150%	5/10/2030	25	25
	Apple Inc.	1.650%	5/11/2030	828	749
	Apple Inc.	4.200%	5/12/2030	7,457	7,440
	Apple Inc.	1.250%	8/20/2030	683	603
	Applied Materials Inc.	4.800%	6/15/2029	2,596	2,623
	Applied Materials Inc.	1.750%	6/1/2030	5,206	4,684
	Applied Materials Inc.	4.000%	1/15/2031	3,849	3,756
	Arrow Electronics Inc.	3.875%	1/12/2028	5,122	5,062
	Atlassian Corp.	5.250%	5/15/2029	3,080	3,085
	Automatic Data Processing Inc.	1.700%	5/15/2028	3,832	3,657
	Automatic Data Processing Inc.	1.250%	9/1/2030	3,823	3,363
	Avnet Inc.	6.250%	3/15/2028	2,640	2,696
	Avnet Inc.	3.000%	5/15/2031	1,800	1,632
	Broadcom Inc.	1.950%	2/15/2028	3,444	3,313
	Broadcom Inc.	4.800%	4/15/2028	11,248	11,316
[3]	Broadcom Inc.	4.000%	4/15/2029	9,874	9,712
	Broadcom Inc.	4.750%	4/15/2029	13,483	13,556
	Broadcom Inc.	5.000%	4/15/2030	673	681
	Broadcom Inc.	5.050%	4/15/2030	15,605	15,833
	Broadcom Inc.	4.600%	7/15/2030	8,109	8,081
36

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.200%	10/15/2030	6,947	6,814
	Broadcom Inc.	4.150%	11/15/2030	12,436	12,170
	Broadcom Inc.	4.300%	1/15/2031	5,234	5,147
	Broadcom Inc.	2.450%	2/15/2031	17,538	15,864
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	155	145
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	6,251	5,588
	Cadence Design Systems Inc.	4.200%	9/10/2027	4,787	4,776
	Cadence Design Systems Inc.	4.300%	9/10/2029	6,035	5,986
	CDW LLC	3.250%	2/15/2029	8,603	8,227
	CDW LLC	5.100%	3/1/2030	3,861	3,851
	CGI Inc.	4.950%	3/14/2030	5,141	5,119
	Cintas Corp. No. 2	4.200%	5/1/2028	4,350	4,335
	Cisco Systems Inc.	4.550%	2/24/2028	6,382	6,407
	Cisco Systems Inc.	4.850%	2/26/2029	28,754	29,058
	Cisco Systems Inc.	4.750%	2/24/2030	20,163	20,347
	Cisco Systems Inc.	4.950%	2/26/2031	14,967	15,213
	Concentrix Corp.	6.600%	8/2/2028	3,927	3,914
	Concentrix Corp.	6.500%	3/1/2029	1,670	1,612
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	4,350	4,149
	Dell International LLC	6.100%	7/15/2027	4,415	4,489
	Dell International LLC	5.250%	2/1/2028	6,983	7,058
	Dell International LLC	4.750%	4/1/2028	5,168	5,184
	Dell International LLC	4.150%	2/15/2029	5,774	5,705
	Dell International LLC	5.300%	10/1/2029	10,060	10,228
	Dell International LLC	4.350%	2/1/2030	3,026	2,985
	Dell International LLC	5.000%	4/1/2030	8,583	8,658
	Dell International LLC	6.200%	7/15/2030	8,770	9,195
	Dell International LLC	4.500%	2/15/2031	7,400	7,301
	Dell International LLC	4.750%	7/15/2031	2,700	2,684
	DXC Technology Co.	2.375%	9/15/2028	4,320	4,070
	Equifax Inc.	5.100%	12/15/2027	6,420	6,460
	Equifax Inc.	5.100%	6/1/2028	12,396	12,495
	Equifax Inc.	4.800%	9/15/2029	4,760	4,762
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	2,753	2,619
	Fidelity National Information Services Inc.	4.450%	3/10/2028	1,866	1,859
	Fidelity National Information Services Inc.	4.550%	3/10/2029	2,242	2,225
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	4,800	4,250
	Fidelity National Information Services Inc.	4.800%	3/10/2031	24,190	23,929
	Fiserv Inc.	5.450%	3/2/2028	9,905	10,001
	Fiserv Inc.	5.375%	8/21/2028	5,183	5,236
	Fiserv Inc.	4.200%	10/1/2028	6,899	6,804
	Fiserv Inc.	3.500%	7/1/2029	15,745	15,112
	Fiserv Inc.	4.750%	3/15/2030	1,552	1,536
	Fiserv Inc.	2.650%	6/1/2030	8,970	8,203
	Fiserv Inc.	4.550%	2/15/2031	6,129	5,986
	Fiserv Inc.	5.350%	3/15/2031	2,900	2,920
	Flex Ltd.	4.875%	6/15/2029	5,293	5,300
	Gartner Inc.	4.950%	3/20/2031	2,737	2,671
	Genpact Luxembourg Sarl	6.000%	6/4/2029	2,213	2,263
	Genpact UK Finco plc	4.950%	11/18/2030	2,951	2,907
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,181	6,147
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,773	4,763
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	2,743	2,740
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	4,483	4,537
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	4,380	4,335
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	3,316	3,310
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	19,632	19,520
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	7,605	7,462
	HP Inc.	4.750%	1/15/2028	5,208	5,221
	HP Inc.	4.000%	4/15/2029	8,440	8,275
	HP Inc.	5.400%	4/25/2030	6,879	7,003
	HP Inc.	2.650%	6/17/2031	5,800	5,186
	Hubbell Inc.	3.500%	2/15/2028	430	423
	Hubbell Inc.	4.650%	6/15/2031	2,525	2,515
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	5,580	5,580
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	50	50
	Intel Corp.	3.750%	8/5/2027	11,007	10,924
	Intel Corp.	4.875%	2/10/2028	10,315	10,355
	Intel Corp.	1.600%	8/12/2028	4,301	4,047
	Intel Corp.	4.000%	8/5/2029	56	55
37

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	2.450%	11/15/2029	23,321	21,699
	Intel Corp.	5.125%	2/10/2030	1,505	1,523
	Intel Corp.	3.900%	3/25/2030	5,126	4,977
	Intel Corp.	5.000%	2/21/2031	3,000	3,022
	Intel Corp.	4.650%	6/1/2031	5,823	5,766
	International Business Machines Corp.	4.150%	7/27/2027	672	671
	International Business Machines Corp.	6.220%	8/1/2027	3,405	3,472
	International Business Machines Corp.	4.500%	2/6/2028	12,655	12,661
	International Business Machines Corp.	4.650%	2/10/2028	1,310	1,313
	International Business Machines Corp.	4.000%	2/3/2029	4,878	4,816
	International Business Machines Corp.	3.500%	5/15/2029	19,383	18,837
[1]	International Business Machines Corp.	4.800%	2/10/2030	7,165	7,203
	International Business Machines Corp.	1.950%	5/15/2030	8,020	7,248
[1]	International Business Machines Corp.	4.300%	2/3/2031	8,190	8,052
	Intuit Inc.	5.125%	9/15/2028	7,529	7,615
	Intuit Inc.	1.650%	7/15/2030	6,741	5,992
	Intuit Inc.	4.950%	6/15/2031	4,350	4,348
	Jabil Inc.	3.950%	1/12/2028	325	322
	Jabil Inc.	4.200%	2/1/2029	3,228	3,180
	Jabil Inc.	3.600%	1/15/2030	400	383
	Jabil Inc.	3.000%	1/15/2031	2,985	2,743
	Juniper Networks Inc.	2.000%	12/10/2030	2,035	1,791
	KLA Corp.	4.100%	3/15/2029	9,844	9,746
	Kyndryl Holdings Inc.	2.700%	10/15/2028	3,591	3,374
	Lam Research Corp.	4.000%	3/15/2029	6,621	6,547
	Lam Research Corp.	1.900%	6/15/2030	485	439
	Leidos Inc.	4.100%	3/15/2029	3,884	3,820
	Leidos Inc.	4.375%	5/15/2030	5,033	4,932
	Leidos Inc.	2.300%	2/15/2031	5,900	5,243
	Marvell Technology Inc.	2.450%	4/15/2028	7,540	7,261
[1]	Marvell Technology Inc.	4.875%	6/22/2028	1,733	1,741
	Marvell Technology Inc.	5.750%	2/15/2029	3,558	3,649
	Marvell Technology Inc.	4.750%	7/15/2030	3,176	3,169
	Marvell Technology Inc.	2.950%	4/15/2031	4,445	4,084
	Microchip Technology Inc.	4.900%	3/15/2028	5,130	5,155
	Microchip Technology Inc.	5.050%	3/15/2029	10,662	10,743
	Microchip Technology Inc.	5.050%	2/15/2030	4,026	4,043
	Microsoft Corp.	1.350%	9/15/2030	5,521	4,905
[3]	Mobility Global Inc.	5.050%	6/15/2029	3,829	3,836
[3]	Mobility Global Inc.	5.450%	6/15/2031	3,753	3,794
	Moody's Corp.	4.250%	2/1/2029	3,418	3,396
	Motorola Solutions Inc.	4.600%	2/23/2028	6,620	6,635
	Motorola Solutions Inc.	5.000%	4/15/2029	2,930	2,961
	Motorola Solutions Inc.	4.600%	5/23/2029	770	768
	Motorola Solutions Inc.	2.300%	11/15/2030	225	203
	Motorola Solutions Inc.	2.750%	5/24/2031	13,675	12,427
	Nordson Corp.	5.600%	9/15/2028	2,520	2,567
	NVIDIA Corp.	1.550%	6/15/2028	1,345	1,275
	NVIDIA Corp.	4.250%	6/15/2028	20,350	20,309
	NVIDIA Corp.	4.350%	6/15/2029	20,350	20,289
	NVIDIA Corp.	2.850%	4/1/2030	460	435
	NVIDIA Corp.	4.500%	6/15/2031	23,579	23,498
	NXP BV	4.300%	6/18/2029	9,179	9,080
	NXP BV	3.400%	5/1/2030	5,595	5,329
	NXP BV	2.500%	5/11/2031	5,900	5,295
	Oracle Corp.	3.250%	11/15/2027	1,442	1,413
	Oracle Corp.	2.300%	3/25/2028	18,451	17,660
	Oracle Corp.	4.800%	8/3/2028	10,584	10,565
	Oracle Corp.	4.550%	2/4/2029	19,105	18,838
[1]	Oracle Corp.	4.200%	9/27/2029	28,237	27,457
	Oracle Corp.	2.950%	4/1/2030	17,387	16,005
	Oracle Corp.	3.250%	5/15/2030	1,719	1,597
	Oracle Corp.	4.450%	9/26/2030	19,738	19,053
	Oracle Corp.	4.950%	2/4/2031	21,144	20,710
	Oracle Corp.	2.875%	3/25/2031	19,304	17,248
	Paychex Inc.	5.100%	4/15/2030	22,028	22,211
	Qorvo Inc.	4.375%	10/15/2029	2,752	2,655
	QUALCOMM Inc.	2.150%	5/20/2030	287	263
	QUALCOMM Inc.	4.500%	5/20/2030	35	35
	Quanta Services Inc.	4.750%	8/9/2027	4,785	4,798
38

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	4.300%	8/9/2028	6,565	6,538
	Quanta Services Inc.	2.900%	10/1/2030	3,816	3,551
	Quanta Services Inc.	4.500%	1/15/2031	3,635	3,590
	RELX Capital Inc.	4.000%	3/18/2029	5,505	5,416
	RELX Capital Inc.	4.750%	3/27/2030	2,470	2,474
	Roper Technologies Inc.	4.200%	9/15/2028	4,455	4,420
	Roper Technologies Inc.	4.500%	10/15/2029	4,074	4,047
	Roper Technologies Inc.	2.000%	6/30/2030	3,748	3,363
	Roper Technologies Inc.	4.450%	9/15/2030	5,425	5,352
	Roper Technologies Inc.	1.750%	2/15/2031	6,382	5,551
	S&P Global Inc.	4.750%	8/1/2028	2,833	2,846
	S&P Global Inc.	2.950%	3/1/2029	8,442	8,107
	S&P Global Inc.	4.250%	5/1/2029	4,240	4,208
	S&P Global Inc.	2.500%	12/1/2029	146	137
[3]	S&P Global Inc.	4.250%	1/15/2031	5,878	5,753
	Salesforce Inc.	4.500%	3/15/2028	21,493	21,472
	Salesforce Inc.	3.700%	4/11/2028	9,110	8,992
	Salesforce Inc.	1.500%	7/15/2028	9,227	8,687
	Salesforce Inc.	4.650%	3/15/2029	7,000	6,997
	Salesforce Inc.	4.900%	9/15/2031	14,296	14,263
	ServiceNow Inc.	4.250%	5/15/2028	4,412	4,398
	ServiceNow Inc.	1.400%	9/1/2030	9,427	8,264
	ServiceNow Inc.	4.700%	8/15/2031	773	769
	Skyworks Solutions Inc.	3.000%	6/1/2031	2,900	2,604
	Sony Group Corp.	4.657%	6/30/2031	2,900	2,902
	Synopsys Inc.	4.650%	4/1/2028	2,917	2,921
	Synopsys Inc.	4.850%	4/1/2030	11,947	11,968
	TD SYNNEX Corp.	4.300%	1/17/2029	4,382	4,322
	Texas Instruments Inc.	4.600%	2/15/2028	3,405	3,420
	Texas Instruments Inc.	4.600%	2/8/2029	480	483
	Texas Instruments Inc.	1.750%	5/4/2030	1,344	1,214
	Texas Instruments Inc.	4.500%	5/23/2030	8,880	8,872
	TSMC Arizona Corp.	4.125%	4/22/2029	370	367
	Verisk Analytics Inc.	4.125%	3/15/2029	1,969	1,945
	Verisk Analytics Inc.	4.450%	3/15/2031	3,350	3,278
	VMware LLC	1.800%	8/15/2028	5,887	5,568
	VMware LLC	4.700%	5/15/2030	5,227	5,233
	Workday Inc.	3.700%	4/1/2029	5,421	5,268
	Xilinx Inc.	2.375%	6/1/2030	25	23
					1,417,756
Utilities (1.8%)
	AEP Texas Inc.	5.450%	5/15/2029	1,750	1,784
[1]	AEP Texas Inc.	2.100%	7/1/2030	4,338	3,925
	AES Corp.	5.450%	6/1/2028	11,035	11,156
	AES Corp.	5.200%	7/15/2029	1,750	1,760
	AES Corp.	2.450%	1/15/2031	2,762	2,469
	Alabama Power Co.	3.750%	9/1/2027	4,507	4,481
	Alliant Energy Corp.	5.750%	4/1/2056	4,214	4,166
	Ameren Corp.	1.750%	3/15/2028	2,456	2,341
	Ameren Corp.	5.000%	1/15/2029	3,613	3,643
	Ameren Corp.	3.500%	1/15/2031	7,500	7,107
	American Electric Power Co. Inc.	5.750%	11/1/2027	3,558	3,613
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	3,250	3,229
	American Electric Power Co. Inc.	5.200%	1/15/2029	7,885	8,004
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	2,797	2,906
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	8,414	8,364
	American Water Capital Corp.	2.950%	9/1/2027	6,696	6,592
	American Water Capital Corp.	3.750%	9/1/2028	6,159	6,062
	American Water Capital Corp.	3.450%	6/1/2029	4,693	4,551
	American Water Capital Corp.	4.625%	6/1/2029	2,205	2,207
	American Water Capital Corp.	2.800%	5/1/2030	865	809
[1]	Appalachian Power Co.	2.700%	4/1/2031	3,034	2,763
	Arizona Public Service Co.	2.600%	8/15/2029	5,894	5,541
	Atmos Energy Corp.	2.625%	9/15/2029	3,903	3,688
	Avangrid Inc.	3.800%	6/1/2029	3,847	3,746
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	5,843	5,720
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	7,585	7,325
	Black Hills Corp.	5.950%	3/15/2028	3,435	3,503
	Black Hills Corp.	3.050%	10/15/2029	1,597	1,513
39

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Hills Corp.	4.550%	1/31/2031	5,200	5,118
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	3,126	3,169
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	3,424	3,445
	CenterPoint Energy Inc.	5.400%	6/1/2029	3,007	3,071
	CenterPoint Energy Inc.	2.950%	3/1/2030	4,003	3,762
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	2,060	2,132
	CenterPoint Energy Inc.	6.700%	5/15/2055	3,290	3,384
	CenterPoint Energy Inc.	5.950%	4/1/2056	3,666	3,661
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	9,563	9,688
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	346	307
	CMS Energy Corp.	3.450%	8/15/2027	70	69
[1]	CMS Energy Corp.	4.750%	6/1/2050	3,025	2,962
	Commonwealth Edison Co.	3.700%	8/15/2028	3,452	3,400
	Commonwealth Edison Co.	4.550%	6/1/2031	7,973	7,922
	Connecticut Light & Power Co.	4.950%	1/15/2030	5,936	6,005
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	8,596	8,506
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	7,645	7,300
	Constellation Energy Generation LLC	3.900%	1/8/2028	1,893	1,877
	Constellation Energy Generation LLC	5.600%	3/1/2028	4,433	4,502
	Constellation Energy Generation LLC	4.550%	6/1/2029	4,981	4,963
	Constellation Energy Generation LLC	4.400%	1/15/2031	11,837	11,634
[3]	Constellation Energy Generation LLC	3.750%	3/1/2031	4,685	4,460
	Consumers Energy Co.	4.650%	3/1/2028	8,291	8,336
	Consumers Energy Co.	4.900%	2/15/2029	5,205	5,261
	Consumers Energy Co.	4.600%	5/30/2029	5,631	5,652
	Consumers Energy Co.	4.700%	1/15/2030	6,665	6,683
	Dayton Power & Light Co.	4.550%	8/15/2030	2,375	2,339
	Dominion Energy Inc.	4.600%	5/15/2028	2,752	2,753
	Dominion Energy Inc.	4.250%	6/1/2028	570	566
[1]	Dominion Energy Inc.	3.375%	4/1/2030	9,673	9,236
	Dominion Energy Inc.	5.000%	6/15/2030	10,038	10,143
[1]	Dominion Energy Inc.	6.875%	2/1/2055	6,147	6,351
[1]	Dominion Energy Inc.	6.000%	2/15/2056	8,085	8,111
[1]	DTE Electric Co.	2.625%	3/1/2031	17,022	15,577
	DTE Energy Co.	4.950%	7/1/2027	4,618	4,640
	DTE Energy Co.	4.875%	6/1/2028	5,990	6,017
	DTE Energy Co.	5.100%	3/1/2029	11,667	11,799
[1]	DTE Energy Co.	3.400%	6/15/2029	3,753	3,623
	DTE Energy Co.	5.200%	4/1/2030	13,640	13,839
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,763	7,299
	Duke Energy Carolinas LLC	2.450%	2/1/2030	600	558
	Duke Energy Carolinas LLC	4.850%	3/15/2030	4,294	4,332
	Duke Energy Carolinas LLC	2.550%	4/15/2031	3,407	3,097
	Duke Energy Carolinas LLC	4.650%	6/15/2031	1,367	1,366
	Duke Energy Corp.	3.150%	8/15/2027	1,325	1,306
	Duke Energy Corp.	5.000%	12/8/2027	2,910	2,933
	Duke Energy Corp.	4.300%	3/15/2028	7,546	7,520
	Duke Energy Corp.	4.850%	1/5/2029	1,213	1,220
	Duke Energy Corp.	3.400%	6/15/2029	2,773	2,679
	Duke Energy Corp.	2.450%	6/1/2030	12,797	11,766
	Duke Energy Corp.	2.550%	6/15/2031	5,815	5,244
	Duke Energy Florida LLC	2.500%	12/1/2029	8,067	7,546
	Duke Energy Florida LLC	1.750%	6/15/2030	17,152	15,373
	Duke Energy Florida LLC	4.200%	12/1/2030	1,466	1,440
	Duke Energy Ohio Inc.	2.125%	6/1/2030	3,775	3,438
	Duke Energy Progress LLC	3.700%	9/1/2028	448	441
	Duke Energy Progress LLC	3.450%	3/15/2029	6,873	6,693
	Edison International	5.250%	11/15/2028	9,370	9,387
	Edison International	5.450%	6/15/2029	5,704	5,759
	Edison International	6.950%	11/15/2029	10,445	10,914
	Edison International	4.800%	3/15/2031	8,273	8,047
	Emera US Finance LP	2.639%	6/15/2031	2,615	2,350
	Enel Chile SA	4.875%	6/12/2028	7,125	7,153
	Entergy Arkansas LLC	4.000%	6/1/2028	2,138	2,120
	Entergy Corp.	1.900%	6/15/2028	491	466
	Entergy Corp.	2.800%	6/15/2030	1,562	1,451
	Entergy Corp.	7.125%	12/1/2054	9,237	9,549
[1]	Entergy Corp.	5.875%	6/15/2056	1,893	1,893
	Entergy Louisiana LLC	3.050%	6/1/2031	3,910	3,615
	Entergy Texas Inc.	4.000%	3/30/2029	2,695	2,658
40

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Texas Inc.	1.750%	3/15/2031	2,895	2,534
	Essential Utilities Inc.	4.800%	8/15/2027	4,860	4,872
	Essential Utilities Inc.	3.566%	5/1/2029	50	48
	Evergy Inc.	4.250%	3/15/2029	2,028	2,005
	Evergy Inc.	2.900%	9/15/2029	8,061	7,632
	Evergy Inc.	6.650%	6/1/2055	2,900	2,965
	Evergy Kansas Central Inc.	4.700%	3/13/2028	500	501
[1]	Evergy Metro Inc.	2.250%	6/1/2030	2,947	2,695
	Eversource Energy	4.600%	7/1/2027	7,488	7,492
[1]	Eversource Energy	3.300%	1/15/2028	5,810	5,689
	Eversource Energy	5.450%	3/1/2028	15,909	16,098
	Eversource Energy	5.950%	2/1/2029	4,880	5,018
[1]	Eversource Energy	4.250%	4/1/2029	440	436
	Exelon Corp.	5.150%	3/15/2028	8,114	8,190
	Exelon Corp.	5.150%	3/15/2029	4,114	4,168
	Exelon Corp.	4.050%	4/15/2030	11,238	10,970
[1]	FirstEnergy Corp.	3.900%	7/15/2027	10,052	9,992
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	1,000	994
[3]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	6,951	6,903
	Florida Power & Light Co.	5.050%	4/1/2028	4,103	4,150
	Florida Power & Light Co.	4.400%	5/15/2028	9,253	9,258
	Florida Power & Light Co.	5.150%	6/15/2029	3,785	3,853
	Florida Power & Light Co.	4.625%	5/15/2030	25	25
	Georgia Power Co.	4.650%	5/16/2028	14,595	14,639
	Georgia Power Co.	4.000%	10/1/2028	4,240	4,197
	Georgia Power Co.	4.600%	6/15/2029	2,529	2,534
[1]	Georgia Power Co.	2.650%	9/15/2029	4,691	4,424
	Georgia Power Co.	4.550%	3/15/2030	11,873	11,847
	Georgia Power Co.	4.850%	3/15/2031	2,225	2,240
	Hydro One Inc.	4.750%	5/30/2031	5,815	5,827
	Interstate Power & Light Co.	4.100%	9/26/2028	4,160	4,115
	Interstate Power & Light Co.	3.600%	4/1/2029	150	146
	Interstate Power & Light Co.	2.300%	6/1/2030	988	905
	Jersey Central Power & Light Co.	4.150%	1/15/2029	3,426	3,380
[3]	Jersey Central Power & Light Co.	4.600%	1/15/2030	1,565	1,555
	MidAmerican Energy Co.	3.650%	4/15/2029	9,086	8,885
	Mississippi Power Co.	3.950%	3/30/2028	2,350	2,330
[3]	Monongahela Power Co.	4.450%	8/15/2029	788	784
	National Fuel Gas Co.	4.750%	9/1/2028	3,740	3,733
	National Fuel Gas Co.	4.750%	5/15/2029	1,028	1,025
	National Fuel Gas Co.	5.500%	3/15/2030	3,669	3,736
	National Grid plc	5.602%	6/12/2028	5,546	5,645
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	25	25
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	4,179	4,153
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	4,934	4,853
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	4,574	4,596
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	4,890	4,851
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	8,131	8,224
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	5,813	5,848
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	3,775	3,725
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	3,502	3,425
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	2,228	2,218
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	4,749	4,821
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	3,780	3,820
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	1,000	922
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	4,369	4,308
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	2,225	2,307
[1]	Nevada Power Co.	3.700%	5/1/2029	3,124	3,056
[1]	Nevada Power Co.	2.400%	5/1/2030	30	28
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	13,430	13,452
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	6,477	6,493
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6,377	6,413
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	10,765	10,825
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	2,204	2,223
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	9,240	8,975
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	6,296	5,951
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	1,253	1,266
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	8,863	8,976
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	13,977	12,751
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	7,825	7,716
41

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	2,347	2,404
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	6,903	7,030
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	2,709	2,672
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	395	394
	NiSource Inc.	5.250%	3/30/2028	12,428	12,568
	NiSource Inc.	5.200%	7/1/2029	2,712	2,753
	NiSource Inc.	2.950%	9/1/2029	2,419	2,296
	NiSource Inc.	3.600%	5/1/2030	9,782	9,391
	NiSource Inc.	1.700%	2/15/2031	4,452	3,881
	NiSource Inc.	4.750%	5/18/2031	1,553	1,547
	NiSource Inc.	6.950%	11/30/2054	3,048	3,152
	Northern States Power Co.	2.250%	4/1/2031	2,494	2,244
	NSTAR Electric Co.	3.250%	5/15/2029	1,280	1,237
	NSTAR Electric Co.	4.850%	3/1/2030	4,280	4,308
	NSTAR Electric Co.	3.950%	4/1/2030	480	468
	NSTAR Electric Co.	4.650%	5/15/2031	1,609	1,606
	OGE Energy Corp.	5.450%	5/15/2029	3,514	3,580
[1]	Ohio Power Co.	2.600%	4/1/2030	1,266	1,175
[1]	Ohio Power Co.	1.625%	1/15/2031	2,924	2,550
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	205	195
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,595	8,565
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	4,965	4,971
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	4,125	4,083
	ONE Gas Inc.	5.100%	4/1/2029	6,271	6,351
	Pacific Gas & Electric Co.	2.100%	8/1/2027	6,665	6,488
	Pacific Gas & Electric Co.	3.300%	12/1/2027	19,489	19,120
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,192	1,198
	Pacific Gas & Electric Co.	3.000%	6/15/2028	2,280	2,206
	Pacific Gas & Electric Co.	3.750%	7/1/2028	4,786	4,701
	Pacific Gas & Electric Co.	6.100%	1/15/2029	12,626	13,001
	Pacific Gas & Electric Co.	5.550%	5/15/2029	565	576
	Pacific Gas & Electric Co.	4.550%	7/1/2030	5,445	5,363
	Pacific Gas & Electric Co.	2.500%	2/1/2031	13,546	12,160
	Pacific Gas & Electric Co.	3.250%	6/1/2031	5,990	5,528
	PacifiCorp	4.250%	3/15/2029	150	148
	PacifiCorp	5.100%	4/15/2031	3,975	4,011
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	5,138	4,984
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,626	1,632
	Pinnacle West Capital Corp.	4.650%	6/1/2029	2,050	2,050
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,515	2,549
	PPL Capital Funding Inc.	4.125%	4/15/2030	155	152
	Public Service Co. of Colorado	4.150%	3/13/2029	2,757	2,731
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	3,825	3,384
	Public Service Co. of Colorado	1.875%	6/15/2031	4,360	3,807
	Public Service Co. of New Hampshire	4.400%	7/1/2028	115	115
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	4,518	4,445
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	1,290	1,249
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,930	2,733
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	12,478	12,259
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	4,324	4,401
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,220	5,354
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	7,386	7,482
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	60	60
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	2,537	2,531
	Puget Energy Inc.	2.379%	6/15/2028	3,475	3,321
	San Diego Gas & Electric Co.	4.950%	8/15/2028	937	944
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	1,357	1,200
	Sempra	3.400%	2/1/2028	4,591	4,505
	Sempra	3.700%	4/1/2029	3,852	3,759
	Sempra	6.875%	10/1/2054	6,526	6,655
	Sempra	6.625%	4/1/2055	2,025	2,047
	Sempra	6.375%	4/1/2056	4,025	4,060
	Southern California Edison Co.	5.850%	11/1/2027	7,866	7,987
[1]	Southern California Edison Co.	3.650%	3/1/2028	445	438
	Southern California Edison Co.	5.300%	3/1/2028	12,115	12,231
	Southern California Edison Co.	5.650%	10/1/2028	6,394	6,513
[1]	Southern California Edison Co.	4.200%	3/1/2029	6,525	6,424
	Southern California Edison Co.	5.150%	6/1/2029	3,049	3,083
	Southern California Edison Co.	2.850%	8/1/2029	538	508
	Southern California Edison Co.	5.250%	3/15/2030	6,622	6,697
42

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Gas Co.	2.550%	2/1/2030	463	432
	Southern Co.	5.113%	8/1/2027	4,650	4,677
	Southern Co.	4.850%	6/15/2028	5,224	5,253
	Southern Co.	5.500%	3/15/2029	7,286	7,452
[1]	Southern Co.	3.700%	4/30/2030	7,042	6,804
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	3,334	3,299
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	3,145	2,769
[1]	Southern Power Co.	4.250%	10/1/2030	1,823	1,791
	Southern Power Co.	4.800%	6/15/2031	4,375	4,363
	Southwest Gas Corp.	5.800%	12/1/2027	2,136	2,168
	Southwest Gas Corp.	5.450%	3/23/2028	2,421	2,453
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	4,247	4,196
	Spire Inc.	6.250%	6/1/2056	2,615	2,604
	Tampa Electric Co.	4.900%	3/1/2029	3,450	3,474
	Tucson Electric Power Co.	1.500%	8/1/2030	275	242
	Union Electric Co.	3.500%	3/15/2029	4,400	4,287
	United Utilities plc	6.875%	8/15/2028	4,155	4,330
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	2,955	2,819
[3]	Vistra Operations Co. LLC	4.550%	10/30/2028	2,150	2,136
[3]	Vistra Operations Co. LLC	5.000%	4/30/2031	5,950	5,905
	WEC Energy Group Inc.	5.150%	10/1/2027	5,149	5,185
	WEC Energy Group Inc.	4.750%	1/15/2028	15,445	15,487
	WEC Energy Group Inc.	2.200%	12/15/2028	3,089	2,920
	WEC Energy Group Inc.	5.625%	5/15/2056	1,276	1,266
	Wisconsin Electric Power Co.	3.950%	3/1/2029	1,360	1,342
	Wisconsin Electric Power Co.	4.150%	10/15/2030	3,442	3,375
	Wisconsin Electric Power Co.	4.650%	6/15/2031	4,850	4,829
	Wisconsin Power & Light Co.	3.050%	10/15/2027	30	30
	Wisconsin Power & Light Co.	3.000%	7/1/2029	2,919	2,795
	Wisconsin Public Service Corp.	4.550%	12/1/2029	2,235	2,233
	Wisconsin Public Service Corp.	4.250%	1/15/2031	1,451	1,429
	Xcel Energy Inc.	4.750%	3/21/2028	919	922
	Xcel Energy Inc.	4.000%	6/15/2028	1,456	1,440
	Xcel Energy Inc.	2.600%	12/1/2029	7,628	7,121
	Xcel Energy Inc.	3.400%	6/1/2030	3,740	3,554
					1,261,093
Total Corporate Bonds (Cost $17,109,894)					17,122,002
Sovereign Bonds (5.0%)
[1]	African Development Bank	4.375%	11/3/2027	18,980	19,025
	African Development Bank	4.375%	3/14/2028	20,570	20,635
	African Development Bank	3.875%	6/12/2028	10,834	10,771
	African Development Bank	3.500%	9/18/2029	6,000	5,872
	African Development Bank	3.625%	3/3/2031	8,955	8,726
[1]	Asian Development Bank	2.375%	8/10/2027	455	446
[1]	Asian Development Bank	3.125%	8/20/2027	31,852	31,490
[1]	Asian Development Bank	2.500%	11/2/2027	10,445	10,221
[1]	Asian Development Bank	4.375%	1/14/2028	30,770	30,869
[1]	Asian Development Bank	2.750%	1/19/2028	13,868	13,577
[1]	Asian Development Bank	3.750%	4/25/2028	30,190	29,969
[1]	Asian Development Bank	1.250%	6/9/2028	10,633	10,061
[1]	Asian Development Bank	4.500%	8/25/2028	38,415	38,681
[1]	Asian Development Bank	4.375%	3/6/2029	20,805	20,908
[1]	Asian Development Bank	1.875%	3/15/2029	295	278
[1]	Asian Development Bank	3.625%	8/28/2029	21,826	21,464
[1]	Asian Development Bank	1.750%	9/19/2029	20,000	18,543
[1]	Asian Development Bank	1.875%	1/24/2030	1,213	1,121
[1]	Asian Development Bank	4.125%	5/30/2030	38,307	38,200
[1]	Asian Development Bank	3.750%	8/28/2030	11,964	11,757
[1]	Asian Development Bank	0.750%	10/8/2030	159	138
	Asian Development Bank	4.250%	5/28/2031	18,757	18,776
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	8,980	8,936
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	22,216	22,162
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	6,606	6,533
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	9,985	9,975
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	13,487	13,620
	Asian Infrastructure Investment Bank	3.875%	4/22/2031	10,562	10,404
	Canadian Government Bond	3.750%	4/26/2028	18,008	17,880
	Canadian Government Bond	4.625%	4/30/2029	18,165	18,385
43

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Government Bond	4.000%	3/18/2030	23,546	23,383
	Canadian Government Bond	4.250%	5/28/2031	20,415	20,435
	Corp. Andina de Fomento	4.125%	1/7/2028	7,125	7,103
	Corp. Andina de Fomento	5.000%	1/24/2029	11,005	11,171
	Corp. Andina de Fomento	5.000%	1/22/2030	15,137	15,391
	Council of Europe Development Bank	3.625%	1/26/2028	12,070	11,968
[1]	Council of Europe Development Bank	3.625%	5/8/2028	6,675	6,610
	Council of Europe Development Bank	4.125%	1/24/2029	4,445	4,438
	Council of Europe Development Bank	4.000%	5/21/2029	3,136	3,122
	Council of Europe Development Bank	4.500%	1/15/2030	11,146	11,239
	Council of Europe Development Bank	3.750%	1/14/2031	2,428	2,383
	Equinor ASA	7.250%	9/23/2027	8,564	8,861
	Equinor ASA	4.250%	6/2/2028	9,759	9,740
	Equinor ASA	3.625%	9/10/2028	20,796	20,515
	Equinor ASA	3.125%	4/6/2030	251	239
	Equinor ASA	2.375%	5/22/2030	208	192
	Equinor ASA	4.500%	9/3/2030	3,143	3,134
[1]	European Bank for Reconstruction & Development	4.375%	3/9/2028	17,850	17,907
	European Bank for Reconstruction & Development	4.125%	1/25/2029	17,710	17,683
	European Bank for Reconstruction & Development	4.250%	5/29/2031	21,955	21,972
	European Investment Bank	0.625%	10/21/2027	460	440
	European Investment Bank	3.250%	11/15/2027	24,179	23,892
	European Investment Bank	3.875%	3/15/2028	39,580	39,392
	European Investment Bank	3.875%	6/15/2028	22,416	22,295
	European Investment Bank	4.500%	10/16/2028	21,605	21,762
	European Investment Bank	4.000%	2/15/2029	39,422	39,252
	European Investment Bank	1.750%	3/15/2029	16,200	15,207
	European Investment Bank	3.750%	5/15/2029	24,318	24,036
	European Investment Bank	4.750%	6/15/2029	42,160	42,821
	European Investment Bank	1.625%	10/9/2029	4,105	3,786
	European Investment Bank	3.750%	11/15/2029	28,790	28,395
	European Investment Bank	4.500%	3/14/2030	37,382	37,767
	European Investment Bank	3.625%	7/15/2030	20,000	19,572
	European Investment Bank	3.875%	10/15/2030	19,113	18,867
	European Investment Bank	1.250%	2/14/2031	25,000	21,920
	European Investment Bank	3.750%	3/13/2031	42,437	41,609
[5]	Export Development Canada	3.750%	9/7/2027	14,340	14,267
[5]	Export Development Canada	3.875%	2/14/2028	19,654	19,556
[5]	Export Development Canada	4.125%	2/13/2029	20,597	20,566
[5]	Export Development Canada	4.000%	6/20/2030	11,730	11,625
	Export-Import Bank of Korea	4.250%	9/15/2027	6,870	6,863
	Export-Import Bank of Korea	4.125%	10/17/2027	600	598
	Export-Import Bank of Korea	5.000%	1/11/2028	6,597	6,658
	Export-Import Bank of Korea	4.625%	1/14/2028	10,000	10,040
	Export-Import Bank of Korea	5.125%	9/18/2028	6,120	6,217
	Export-Import Bank of Korea	4.500%	1/11/2029	3,220	3,231
	Export-Import Bank of Korea	3.750%	1/13/2029	3,094	3,050
	Export-Import Bank of Korea	4.000%	9/11/2029	3,000	2,969
	Export-Import Bank of Korea	4.875%	1/14/2030	9,600	9,753
	Export-Import Bank of Korea	3.750%	9/22/2030	7,220	7,044
	Export-Import Bank of Korea	3.875%	1/13/2031	4,187	4,099
	Inter-American Development Bank	2.375%	7/7/2027	29,561	29,041
	Inter-American Development Bank	0.625%	9/16/2027	2,855	2,737
	Inter-American Development Bank	4.000%	1/12/2028	33,797	33,711
	Inter-American Development Bank	1.125%	7/20/2028	4,390	4,131
	Inter-American Development Bank	4.125%	2/15/2029	37,711	37,669
	Inter-American Development Bank	3.500%	9/14/2029	20,985	20,550
	Inter-American Development Bank	4.500%	2/15/2030	34,875	35,215
	Inter-American Development Bank	3.750%	6/14/2030	24,582	24,170
	Inter-American Development Bank	4.250%	8/11/2031	17,458	17,467
	Inter-American Investment Corp.	4.125%	2/15/2028	10,665	10,647
	Inter-American Investment Corp.	4.750%	9/19/2028	4,255	4,301
	Inter-American Investment Corp.	3.625%	11/20/2028	6,263	6,178
	Inter-American Investment Corp.	4.250%	2/14/2029	5,995	5,997
	Inter-American Investment Corp.	4.250%	4/1/2030	6,142	6,131
[1]	Inter-American Investment Corp.	4.375%	5/28/2031	8,801	8,840
[1]	International Bank for Reconstruction & Development	2.500%	11/22/2027	3,563	3,483
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,243	42,217
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	29,695	28,268
	International Bank for Reconstruction & Development	3.625%	5/5/2028	17,148	16,984
44

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.500%	7/12/2028	35,712	35,260
	International Bank for Reconstruction & Development	4.625%	8/1/2028	31,320	31,609
	International Bank for Reconstruction & Development	1.125%	9/13/2028	31,599	29,597
	International Bank for Reconstruction & Development	3.625%	9/21/2029	11,105	10,916
	International Bank for Reconstruction & Development	3.875%	10/16/2029	49,078	48,596
[1]	International Bank for Reconstruction & Development	1.750%	10/23/2029	15,831	14,646
	International Bank for Reconstruction & Development	3.875%	2/14/2030	24,361	24,098
	International Bank for Reconstruction & Development	4.125%	3/20/2030	30,020	29,939
	International Bank for Reconstruction & Development	0.875%	5/14/2030	25,000	22,049
	International Bank for Reconstruction & Development	4.000%	7/25/2030	19,773	19,626
	International Bank for Reconstruction & Development	0.750%	8/26/2030	10,000	8,696
	International Bank for Reconstruction & Development	3.500%	10/28/2030	43,684	42,476
	International Bank for Reconstruction & Development	4.000%	1/10/2031	20,000	19,827
	International Bank for Reconstruction & Development	1.250%	2/10/2031	25,000	21,923
[1]	International Finance Corp.	4.500%	1/21/2028	17,977	18,066
[1]	International Finance Corp.	4.500%	7/13/2028	9,473	9,535
[1]	International Finance Corp.	3.500%	1/22/2029	9,005	8,861
[1]	International Finance Corp.	4.250%	7/2/2029	11,450	11,471
[1]	International Finance Corp.	3.875%	7/2/2030	10,295	10,175
	International Finance Corp.	0.750%	8/27/2030	5,825	5,066
[6]	Japan Bank for International Cooperation	2.875%	7/21/2027	10,015	9,871
[6]	Japan Bank for International Cooperation	4.625%	7/22/2027	10,894	10,935
[6]	Japan Bank for International Cooperation	4.375%	10/5/2027	6,920	6,926
[6]	Japan Bank for International Cooperation	2.750%	11/16/2027	14,670	14,361
[6]	Japan Bank for International Cooperation	3.875%	7/3/2028	3,830	3,798
[6]	Japan Bank for International Cooperation	4.625%	7/19/2028	10,770	10,834
[6]	Japan Bank for International Cooperation	4.875%	10/18/2028	7,975	8,069
[6]	Japan Bank for International Cooperation	2.000%	10/17/2029	9,380	8,699
[6]	Japan Bank for International Cooperation	1.250%	1/21/2031	15,000	13,075
[6]	Japan Bank for International Cooperation	3.875%	1/23/2031	400	392
[6]	Japan Bank for International Cooperation	1.875%	4/15/2031	10,000	8,919
[6]	Japan International Cooperation Agency	4.000%	5/23/2028	6,075	6,036
[6]	Japan International Cooperation Agency	4.750%	5/21/2029	2,372	2,396
[6]	Japan International Cooperation Agency	4.250%	5/22/2030	2,444	2,431
[6]	Japan International Cooperation Agency	1.000%	7/22/2030	265	232
[6]	Japan International Cooperation Agency	1.750%	4/28/2031	5,000	4,428
[6]	Japan International Cooperation Agency	4.375%	5/28/2031	7,834	7,828
[7]	KFW	3.500%	8/27/2027	15,135	15,027
[7]	KFW	3.750%	2/15/2028	27,025	26,855
[1,7]	KFW	3.875%	5/15/2028	16,511	16,426
[7]	KFW	3.875%	6/15/2028	40,685	40,465
[7]	KFW	3.500%	8/9/2028	12,278	12,116
[7]	KFW	4.000%	3/15/2029	26,549	26,435
[7]	KFW	3.500%	5/15/2029	16,121	15,827
[7]	KFW	1.750%	9/14/2029	6,870	6,374
[7]	KFW	4.625%	3/18/2030	17,048	17,290
[7]	KFW	3.750%	7/15/2030	34,323	33,748
[7]	KFW	4.750%	10/29/2030	20,000	20,427
[7]	KFW	3.750%	3/14/2031	38,978	38,214
[7]	KFW	4.125%	7/22/2031	23,444	23,325
	Korea Development Bank	4.125%	10/16/2027	3,000	2,992
	Korea Development Bank	4.625%	2/3/2028	5,500	5,522
	Korea Development Bank	4.375%	2/15/2028	8,525	8,529
	Korea Development Bank	5.375%	10/23/2028	3,175	3,244
	Korea Development Bank	4.500%	2/15/2029	4,200	4,217
	Korea Development Bank	4.875%	2/3/2030	7,070	7,182
	Korea Development Bank	3.750%	9/16/2030	7,418	7,233
	Korea Development Bank	4.000%	1/28/2031	9,340	9,191
[1,7]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	225	220
[1,7]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	8,716	8,663
[7]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	8,973	9,073
[7]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	6,905	6,877
[7]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	25,089	24,519
[7]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	18,928	18,839
	Nordic Investment Bank	3.375%	9/8/2027	385	382
	Nordic Investment Bank	4.375%	3/14/2028	17,990	18,048
	Nordic Investment Bank	4.250%	2/28/2029	8,365	8,378
	Nordic Investment Bank	3.750%	5/9/2030	9,428	9,258
	Nordic Investment Bank	3.750%	1/23/2031	9,800	9,613
[8]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	11,900	11,820
45

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	11,680	11,685
[8]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	2,419	2,409
[1,8]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	5,810	5,799
[8]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	5,320	5,308
[8]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	805	794
[8]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	9,536	9,618
[8]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	12,430	12,181
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	3,236	3,235
[1]	Oriental Republic of Uruguay	4.375%	1/23/2031	8,992	9,020
	Province of Alberta	3.300%	3/15/2028	35	34
	Province of Alberta	4.500%	6/26/2029	14,745	14,841
	Province of Alberta	1.300%	7/22/2030	12,000	10,675
	Province of British Columbia	4.700%	1/24/2028	19,002	19,133
	Province of British Columbia	4.800%	11/15/2028	16,580	16,780
	Province of British Columbia	4.900%	4/24/2029	19,785	20,109
	Province of British Columbia	3.900%	8/27/2030	19,575	19,271
	Province of British Columbia	4.050%	4/23/2031	29,354	28,972
[1]	Province of Manitoba	1.500%	10/25/2028	6,345	5,961
	Province of Ontario	4.200%	1/18/2029	15,376	15,358
	Province of Ontario	3.800%	1/29/2029	21,593	21,359
	Province of Ontario	3.700%	9/17/2029	19,405	19,067
	Province of Ontario	2.000%	10/2/2029	11,140	10,371
	Province of Ontario	4.700%	1/15/2030	20,222	20,482
	Province of Ontario	3.900%	9/4/2030	10,377	10,220
	Province of Ontario	1.600%	2/25/2031	5,000	4,432
	Province of Ontario	4.050%	4/16/2031	20,445	20,217
	Province of Quebec	3.625%	4/13/2028	23,021	22,779
	Province of Quebec	4.500%	4/3/2029	25,853	26,010
[1]	Province of Quebec	7.500%	9/15/2029	7,985	8,736
[1]	Province of Quebec	3.875%	1/14/2031	38,880	38,158
	Province of Saskatchewan	4.650%	1/28/2030	3,340	3,377
[1]	Republic of Chile	3.240%	2/6/2028	11,067	10,855
[1]	Republic of Chile	4.850%	1/22/2029	6,304	6,352
[1]	Republic of Chile	2.450%	1/31/2031	13,008	11,799
[1]	Republic of Chile	4.350%	4/13/2031	3,990	3,919
	Republic of Indonesia	3.500%	1/11/2028	10,072	9,956
[1]	Republic of Indonesia	4.550%	1/11/2028	7,195	7,211
	Republic of Indonesia	4.100%	4/24/2028	4,300	4,282
	Republic of Indonesia	4.750%	2/11/2029	6,650	6,683
[1]	Republic of Indonesia	4.400%	3/10/2029	3,300	3,285
	Republic of Indonesia	3.400%	9/18/2029	2,930	2,836
[1]	Republic of Indonesia	5.250%	1/15/2030	5,650	5,722
	Republic of Indonesia	2.850%	2/14/2030	8,000	7,472
	Republic of Indonesia	3.850%	10/15/2030	18,076	17,412
[1]	Republic of Indonesia	4.350%	2/21/2031	5,340	5,227
	Republic of Indonesia	1.850%	3/12/2031	2,100	1,834
[1]	Republic of Indonesia	5.030%	5/29/2031	7,100	7,135
	Republic of Korea	2.500%	6/19/2029	5,398	5,136
	Republic of Korea	4.500%	7/3/2029	10,532	10,590
	Republic of Korea	3.625%	10/29/2030	4,540	4,429
	Republic of Korea	3.875%	2/12/2031	13,171	12,949
	Republic of Panama	8.875%	9/30/2027	5,947	6,250
[1]	Republic of Panama	3.875%	3/17/2028	8,739	8,593
[1]	Republic of Panama	3.160%	1/23/2030	9,247	8,707
[1]	Republic of Panama	7.500%	3/1/2031	6,356	7,002
	Republic of Peru	4.125%	8/25/2027	140	140
	Republic of Peru	2.844%	6/20/2030	5,415	5,082
[1]	Republic of Peru	2.783%	1/23/2031	17,528	16,135
[1]	Republic of Poland	5.500%	11/16/2027	8,781	8,903
[1]	Republic of Poland	4.625%	3/18/2029	9,500	9,554
[1]	Republic of Poland	4.875%	2/12/2030	19,415	19,618
[1]	Republic of Poland	4.625%	4/14/2031	5,025	5,028
	Republic of the Philippines	5.170%	10/13/2027	5,110	5,161
	Republic of the Philippines	3.000%	2/1/2028	8,292	8,116
	Republic of the Philippines	4.625%	7/17/2028	1,750	1,756
	Republic of the Philippines	3.750%	1/14/2029	13,275	13,074
	Republic of the Philippines	9.500%	2/2/2030	13,858	16,072
	Republic of the Philippines	2.457%	5/5/2030	6,300	5,826
	Republic of the Philippines	7.750%	1/14/2031	11,265	12,641
	Republic of the Philippines	4.625%	12/24/2031	8,000	7,943
46

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State of Israel	3.250%	1/17/2028	5,495	5,384
[1]	State of Israel	5.375%	3/12/2029	12,995	13,124
[1]	State of Israel	2.500%	1/15/2030	5,600	5,146
[1]	State of Israel	5.375%	2/19/2030	13,300	13,456
[1]	State of Israel	2.750%	7/3/2030	11,554	10,604
[1]	State of Israel	4.500%	1/13/2031	14,780	14,451
[1]	Svensk Exportkredit AB	3.875%	8/4/2027	16,911	16,855
[1]	Svensk Exportkredit AB	3.750%	9/13/2027	10,001	9,945
	Svensk Exportkredit AB	3.750%	5/8/2028	5,925	5,871
	Svensk Exportkredit AB	4.125%	6/14/2028	6,185	6,171
[1]	Svensk Exportkredit AB	4.250%	2/1/2029	1,690	1,691
	Svensk Exportkredit AB	3.625%	3/12/2029	5,000	4,924
	Svensk Exportkredit AB	3.750%	7/29/2030	3,909	3,834
[1]	Svensk Exportkredit AB	4.875%	10/4/2030	10,000	10,227
	United Mexican States	3.750%	1/11/2028	2,538	2,538
[1]	United Mexican States	5.400%	2/9/2028	11,475	11,645
	United Mexican States	4.500%	4/22/2029	17,167	17,003
[1]	United Mexican States	5.000%	5/7/2029	2,750	2,750
[1]	United Mexican States	3.250%	4/16/2030	10,410	9,728
[1]	United Mexican States	6.000%	5/13/2030	9,652	9,927
[1]	United Mexican States	4.750%	3/22/2031	7,000	6,841
[1]	United Mexican States	2.659%	5/24/2031	18,000	15,921
Total Sovereign Bonds (Cost $3,500,119)					3,485,298
Taxable Municipal Bonds (0.0%)
	California Earthquake Authority Revenue	5.603%	7/1/2027	4,700	4,721
	California GO	5.125%	9/1/2029	3,500	3,580
	Chicago IL GO	5.879%	1/1/2031	1,037	1,045
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	7,680	7,493
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	2,000	1,832
	Hawaii GO	4.212%	4/1/2031	2,000	1,979
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	1,005	1,000
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	7,758	8,049
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	2,500	2,512
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	2,027	2,040
Total Taxable Municipal Bonds (Cost $34,164)					34,251
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[10]	Vanguard Market Liquidity Fund (Cost $464,232)	3.682%		4,642,787	464,232
Total Investments (99.5%) (Cost $69,894,546)					69,596,900
Other Assets and Liabilities—Net (0.5%)					340,398
Net Assets (100%)					69,937,298

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $202,080, representing 0.3% of net assets.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $69,430,314)	69,132,668
Affiliated Issuers (Cost $464,232)	464,232
Total Investments in Securities	69,596,900
Investment in Vanguard	1,505
Cash	499
Receivables for Investment Securities Sold	1,447,808
Receivables for Accrued Income	593,277
Receivables for Capital Shares Issued	42,002
Other Assets	242
Total Assets	71,682,233
Liabilities
Payables for Investment Securities Purchased	1,710,531
Payables for Capital Shares Redeemed	23,900
Payables for Distributions	9,532
Payables to Vanguard	972
Total Liabilities	1,744,935
Net Assets	69,937,298
At June 30, 2026, net assets consisted of:

Paid-in Capital	72,734,553
Total Distributable Earnings (Loss)	(2,797,255)
Net Assets	69,937,298

Investor Shares—Net Assets
Applicable to 3,770,571 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,404
Net Asset Value Per Share—Investor Shares	$10.19

ETF Shares—Net Assets
Applicable to 575,679,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,841,872
Net Asset Value Per Share—ETF Shares	$77.89

Admiral™ Shares—Net Assets
Applicable to 1,148,209,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,695,120
Net Asset Value Per Share—Admiral Shares	$10.19

Institutional Shares—Net Assets
Applicable to 552,892,553 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,631,968
Net Asset Value Per Share—Institutional Shares	$10.19

Institutional Plus Shares—Net Assets
Applicable to 758,869,404 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,729,934
Net Asset Value Per Share—Institutional Plus Shares	$10.19
See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	1,404,269
Total Income	1,404,269
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,281
Management and Administrative—Investor Shares	27
Management and Administrative—ETF Shares	4,190
Management and Administrative—Admiral Shares	2,952
Management and Administrative—Institutional Shares	715
Management and Administrative—Institutional Plus Shares	561
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	868
Marketing and Distribution—Admiral Shares	297
Marketing and Distribution—Institutional Shares	105
Marketing and Distribution—Institutional Plus Shares	115
Custodian Fees	45
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	609
Shareholders’ Reports—Admiral Shares	58
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—Institutional Plus Shares	4
Trustees’ Fees and Expenses	17
Other Expenses	12
Total Expenses	11,869
Net Investment Income	1,392,400
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(33,615)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(989,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	369,054

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,487, ($11), and ($7), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $2,464 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,392,400	2,456,861
Realized Net Gain (Loss)	(33,615)	(199,520)
Change in Unrealized Appreciation (Depreciation)	(989,731)	1,417,014
Net Increase (Decrease) in Net Assets Resulting from Operations	369,054	3,674,355
Distributions
Investor Shares	(782)	(1,405)
ETF Shares	(734,915)	(1,462,096)
Admiral Shares	(235,619)	(465,340)
Institutional Shares	(118,919)	(240,926)
Institutional Plus Shares	(152,711)	(288,209)
Total Distributions	(1,242,946)	(2,457,976)
Capital Share Transactions
Investor Shares	(500)	362
ETF Shares	2,905,233	8,275,695
Admiral Shares	(140,695)	(385,537)
Institutional Shares	(657,020)	531,311
Institutional Plus Shares	545,616	147,863
Net Increase (Decrease) from Capital Share Transactions	2,652,634	8,569,694
Total Increase (Decrease)	1,778,742	9,786,073
Net Assets
Beginning of Period	68,158,556	58,372,483
End of Period	69,937,298	68,158,556
See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Bond Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.34	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.200	.387	.330	.236	.133	.116
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.210	.032	.230	(.726 )	(.241 )
Total from Investment Operations	.050	.597	.362	.466	(.593 )	(.125 )
Distributions
Dividends from Net Investment Income	(.200 )	(.387 )	(.332 )	(.236 )	(.134 )	(.116 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.029 )
Total Distributions	(.200 )	(.387 )	(.332 )	(.236 )	(.137 )	(.145 )
Net Asset Value, End of Period	$10.19	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return[2]	0.48%	5.98%	3.64%	4.79%	-5.61%	-1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$39	$38	$53	$51	$74
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.77%	3.26%	2.37%	1.31%	1.08%
Portfolio Turnover Rate[4]	29%	55%	56%	64%	41%	37%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.77	$77.19	$76.96	$75.21	$80.81	$82.81
Investment Operations
Net Investment Income[1]	1.570	3.045	2.618	1.863	1.106	.960
Net Realized and Unrealized Gain (Loss) on Investments	(1.149)	1.556	.226	1.780	(5.580)	(1.785)
Total from Investment Operations	.421	4.601	2.844	3.643	(4.474)	(.825 )
Distributions
Dividends from Net Investment Income	(1.301)	(3.021)	(2.614)	(1.893)	(1.105)	(.953 )
Distributions from Realized Capital Gains	—	—	—	—	(.021 )	(.222 )
Total Distributions	(1.301)	(3.021)	(2.614)	(1.893)	(1.126)	(1.175)
Net Asset Value, End of Period	$77.89	$78.77	$77.19	$76.96	$75.21	$80.81
Total Return	0.54%	6.05%	3.75%	4.91%	-5.55%	-1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,842	$42,439	$33,454	$31,830	$37,679	$42,076
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.04%	3.89%	3.39%	2.46%	1.44%	1.17%
Portfolio Turnover Rate[3]	29%	55%	56%	64%	41%	37%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Short-Term Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.34	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.204	.396	.340	.242	.141	.124
Net Realized and Unrealized Gain (Loss) on Investments	(.149 )	.210	.031	.231	(.726 )	(.241 )
Total from Investment Operations	.055	.606	.371	.473	(.585 )	(.117 )
Distributions
Dividends from Net Investment Income	(.205 )	(.396 )	(.341 )	(.243 )	(.142 )	(.124 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.029 )
Total Distributions	(.205 )	(.396 )	(.341 )	(.243 )	(.145 )	(.153 )
Net Asset Value, End of Period	$10.19	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return[2]	0.53%	6.08%	3.73%	4.87%	-5.54%	-1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,695	$12,009	$12,154	$13,248	$15,056	$18,410
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.86%	3.36%	2.44%	1.40%	1.16%
Portfolio Turnover Rate[4]	29%	55%	56%	64%	41%	37%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Short-Term Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.34	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.206	.398	.343	.245	.143	.126
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.210	.029	.230	(.726 )	(.240 )
Total from Investment Operations	.056	.608	.372	.475	(.583 )	(.114 )
Distributions
Dividends from Net Investment Income	(.206 )	(.398 )	(.342 )	(.245 )	(.144 )	(.127 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.029 )
Total Distributions	(.206 )	(.398 )	(.342 )	(.245 )	(.147 )	(.156 )
Net Asset Value, End of Period	$10.19	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return	0.54%	6.10%	3.75%	4.88%	-5.52%	-1.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,632	$6,375	$5,722	$5,379	$5,580	$6,790
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.04%	3.88%	3.39%	2.47%	1.42%	1.17%
Portfolio Turnover Rate[3]	29%	55%	56%	64%	41%	37%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Short-Term Bond Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.34	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.206	.399	.343	.247	.145	.127
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.210	.030	.229	(.727 )	(.240 )
Total from Investment Operations	.056	.609	.373	.476	(.582 )	(.113 )
Distributions
Dividends from Net Investment Income	(.206 )	(.399 )	(.343 )	(.246 )	(.145 )	(.128 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.029 )
Total Distributions	(.206 )	(.399 )	(.343 )	(.246 )	(.148 )	(.157 )
Net Asset Value, End of Period	$10.19	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return	0.55%	6.11%	3.76%	4.90%	-5.51%	-1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,730	$7,297	$7,004	$6,827	$6,723	$7,774
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.06%	3.89%	3.40%	2.48%	1.43%	1.18%
Portfolio Turnover Rate[3]	29%	55%	56%	64%	41%	37%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,505,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Short-Term Bond Index Fund
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	48,491,117	—	48,491,117
Corporate Bonds	—	17,122,002	—	17,122,002
Sovereign Bonds	—	3,485,298	—	3,485,298
Taxable Municipal Bonds	—	34,251	—	34,251
Temporary Cash Investments	464,232	—	—	464,232
Total	464,232	69,132,668	—	69,596,900

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	69,929,654
Gross Unrealized Appreciation	149,147
Gross Unrealized Depreciation	(481,901)
Net Unrealized Appreciation (Depreciation)	(332,754)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $2,565,363,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $4,370,386,000 of investment securities and sold $4,383,905,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,704,532,000 and $15,762,450,000, respectively. In addition, the fund purchased and sold investment securities of $4,537,725,000 and $2,085,267,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,440	726	16,737	1,629
Issued in Lieu of Cash Distributions	782	76	1,405	137
Redeemed	(8,722)	(852)	(17,780)	(1,737)
Net Increase (Decrease)—Investor Shares	(500)	(50)	362	29
ETF Shares
Issued	5,110,900	65,200	12,302,732	156,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,205,667)	(28,300)	(4,027,037)	(51,500)
Net Increase (Decrease)—ETF Shares	2,905,233	36,900	8,275,695	105,400
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Short-Term Bond Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,165,783	113,550	2,482,463	242,170
Issued in Lieu of Cash Distributions	202,836	19,766	400,449	38,955
Redeemed	(1,509,314)	(146,994)	(3,268,449)	(318,752)
Net Increase (Decrease)—Admiral Shares	(140,695)	(13,678)	(385,537)	(37,627)
Institutional Shares
Issued	613,367	59,728	1,849,736	180,151
Issued in Lieu of Cash Distributions	110,820	10,799	227,174	22,092
Redeemed	(1,381,207)	(134,339)	(1,545,599)	(150,216)
Net Increase (Decrease)—Institutional Shares	(657,020)	(63,812)	531,311	52,027
Institutional Plus Shares
Issued	1,014,124	98,643	1,636,312	159,226
Issued in Lieu of Cash Distributions	131,285	12,795	247,690	24,091
Redeemed	(599,793)	(58,501)	(1,736,139)	(168,657)
Net Increase (Decrease)—Institutional Plus Shares	545,616	52,937	147,863	14,660
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1322 082026
58

Financial Statements
For the six-months ended June 30, 2026
Vanguard Intermediate-Term Bond Index Fund

Contents
Financial Statements	1

Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (55.8%)
U.S. Government Securities (55.4%)
	United States Treasury Note/Bond	4.125%	7/31/2031	23,475	23,382
[1]	United States Treasury Note/Bond	1.250%	8/15/2031	1,122,590	970,208
	United States Treasury Note/Bond	3.750%	8/31/2031	568,034	555,608
	United States Treasury Note/Bond	3.625%	9/30/2031	425,958	414,128
	United States Treasury Note/Bond	4.125%	10/31/2031	435,999	433,938
	United States Treasury Note/Bond	1.375%	11/15/2031	1,030,333	889,990
	United States Treasury Note/Bond	4.125%	11/30/2031	422,136	419,992
	United States Treasury Note/Bond	4.500%	12/31/2031	394,845	399,950
	United States Treasury Note/Bond	4.375%	1/31/2032	374,285	376,771
	United States Treasury Note/Bond	1.875%	2/15/2032	950,697	838,841
	United States Treasury Note/Bond	4.125%	2/29/2032	429,845	427,343
	United States Treasury Note/Bond	4.125%	3/31/2032	396,605	394,142
	United States Treasury Note/Bond	4.000%	4/30/2032	396,251	391,035
	United States Treasury Note/Bond	2.875%	5/15/2032	930,098	863,574
	United States Treasury Note/Bond	4.125%	5/31/2032	600,929	596,821
	United States Treasury Note/Bond	4.000%	6/30/2032	396,521	391,069
	United States Treasury Note/Bond	4.000%	7/31/2032	395,278	389,611
	United States Treasury Note/Bond	2.750%	8/15/2032	891,159	818,474
	United States Treasury Note/Bond	3.875%	8/31/2032	472,871	462,693
	United States Treasury Note/Bond	3.875%	9/30/2032	391,134	382,563
	United States Treasury Note/Bond	3.750%	10/31/2032	302,867	293,982
	United States Treasury Note/Bond	4.125%	11/15/2032	915,856	907,843
	United States Treasury Note/Bond	3.750%	11/30/2032	528,254	512,386
	United States Treasury Note/Bond	3.875%	12/31/2032	367,045	358,428
	United States Treasury Note/Bond	4.000%	1/31/2033	167,284	164,441
	United States Treasury Note/Bond	3.500%	2/15/2033	909,076	867,493
	United States Treasury Note/Bond	3.750%	2/28/2033	736,168	713,163
	United States Treasury Note/Bond	4.250%	3/31/2033	370,374	369,274
	United States Treasury Note/Bond	4.125%	4/30/2033	254,494	251,730
	United States Treasury Note/Bond	3.375%	5/15/2033	907,802	857,518
	United States Treasury Note/Bond	4.250%	5/31/2033	564,554	562,569
	United States Treasury Note/Bond	4.250%	6/30/2033	118,125	117,673
	United States Treasury Note/Bond	3.875%	8/15/2033	991,985	964,705
	United States Treasury Note/Bond	4.500%	11/15/2033	1,089,822	1,100,890
	United States Treasury Note/Bond	4.000%	2/15/2034	1,145,871	1,119,955
	United States Treasury Note/Bond	4.375%	5/15/2034	1,116,918	1,117,616
	United States Treasury Note/Bond	3.875%	8/15/2034	1,096,325	1,058,939
	United States Treasury Note/Bond	4.250%	11/15/2034	1,104,129	1,093,303
	United States Treasury Note/Bond	4.625%	2/15/2035	1,071,847	1,089,097
	United States Treasury Note/Bond	4.250%	5/15/2035	1,086,596	1,073,863
	United States Treasury Note/Bond	4.250%	8/15/2035	1,085,046	1,071,271
	United States Treasury Note/Bond	4.000%	11/15/2035	1,053,533	1,019,252
	United States Treasury Note/Bond	4.125%	2/15/2036	1,149,248	1,121,550
	United States Treasury Note/Bond	4.500%	2/15/2036	8,255	8,353
	United States Treasury Note/Bond	4.375%	5/15/2036	908,010	903,222
					29,158,649
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	4.750%	3/10/2034	14,900	15,187
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	20,644	22,811
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	36,012	39,703
[2]	Federal National Mortgage Assn.	0.875%	8/5/2030	63,690	55,663
[2]	Federal National Mortgage Assn.	6.625%	11/15/2030	38,604	42,206
[3]	Private Export Funding Corp.	4.600%	2/15/2034	3,500	3,494
1

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee Valley Authority	1.500%	9/15/2031	4,185	3,632
Tennessee Valley Authority	4.375%	8/1/2034	11,127	11,025
Tennessee Valley Authority	4.875%	5/15/2035	15,663	16,029
				209,750
Total U.S. Government and Agency Obligations (Cost $29,958,621)				29,368,399
Corporate Bonds (38.1%)
Communications (2.8%)
Airbnb Inc.	5.250%	3/16/2036	16,786	16,723
Alphabet Inc.	4.375%	11/15/2032	13,225	13,020
Alphabet Inc.	4.400%	2/15/2033	28,124	27,525
Alphabet Inc.	4.500%	5/15/2035	10,219	9,971
Alphabet Inc.	4.700%	11/15/2035	33,613	32,919
Alphabet Inc.	4.800%	2/15/2036	38,062	37,402
America Movil SAB de CV	4.700%	7/21/2032	8,887	8,757
America Movil SAB de CV	5.000%	1/20/2033	5,409	5,385
America Movil SAB de CV	6.375%	3/1/2035	8,454	9,157
AppLovin Corp.	5.375%	12/1/2031	9,180	9,303
AppLovin Corp.	5.500%	12/1/2034	6,210	6,260
AT&T Inc.	2.250%	2/1/2032	43,556	37,902
AT&T Inc.	4.550%	11/1/2032	13,279	12,963
AT&T Inc.	4.750%	4/30/2033	10,543	10,318
AT&T Inc.	2.550%	12/1/2033	31,551	26,511
AT&T Inc.	5.400%	2/15/2034	5,127	5,198
AT&T Inc.	4.500%	5/15/2035	29,406	27,713
AT&T Inc.	5.375%	8/15/2035	23,182	23,284
AT&T Inc.	4.900%	11/1/2035	7,099	6,873
AT&T Inc.	5.125%	4/30/2036	7,889	7,733
AT&T Inc.	5.250%	10/30/2036	10,820	10,616
Baidu Inc.	2.375%	8/23/2031	7,550	6,802
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	14,183	14,169
Booking Holdings Inc.	5.375%	5/7/2036	3,422	3,420
Charter Communications Operating LLC	2.300%	2/1/2032	10,387	8,801
Charter Communications Operating LLC	4.400%	4/1/2033	11,388	10,477
Charter Communications Operating LLC	6.650%	2/1/2034	8,112	8,321
Charter Communications Operating LLC	6.550%	6/1/2034	13,223	13,492
Charter Communications Operating LLC	6.384%	10/23/2035	18,639	18,611
Charter Communications Operating LLC	5.850%	12/1/2035	11,670	11,292
Comcast Corp.	4.950%	5/15/2032	6,207	6,224
Comcast Corp.	5.500%	11/15/2032	1,023	1,054
Comcast Corp.	4.250%	1/15/2033	16,338	15,579
Comcast Corp.	4.650%	2/15/2033	18,636	18,230
Comcast Corp.	4.800%	5/15/2033	17,173	16,898
Comcast Corp.	5.300%	6/1/2034	13,013	13,064
Comcast Corp.	4.200%	8/15/2034	10,323	9,592
Comcast Corp.	5.300%	5/15/2035	4,629	4,639
Comcast Corp.	5.650%	6/15/2035	7,010	7,123
Comcast Corp.	6.500%	11/15/2035	12,277	13,092
Electronic Arts Inc.	1.850%	2/15/2031	2,600	2,401
Expedia Group Inc.	5.400%	2/15/2035	11,278	11,167
Expedia Group Inc.	5.500%	4/15/2036	6,579	6,515
FactSet Research Systems Inc.	3.450%	3/1/2032	7,193	6,474
Fox Corp.	6.500%	10/13/2033	9,952	10,589
MercadoLibre Inc.	4.900%	1/15/2033	7,815	7,598
Meta Platforms Inc.	4.550%	8/15/2031	9,160	9,119
Meta Platforms Inc.	3.850%	8/15/2032	30,109	28,442
Meta Platforms Inc.	4.600%	11/15/2032	39,485	38,828
Meta Platforms Inc.	4.875%	5/15/2033	18,881	18,706
Meta Platforms Inc.	4.950%	5/15/2033	6,962	6,959
Meta Platforms Inc.	4.750%	8/15/2034	27,171	26,667
Meta Platforms Inc.	4.875%	11/15/2035	59,985	58,369
Meta Platforms Inc.	5.250%	5/15/2036	53,063	52,676
Netflix Inc.	4.900%	8/15/2034	6,330	6,313
Omnicom Group Inc.	2.600%	8/1/2031	7,477	6,708
2

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	5.000%	6/2/2033	6,590	6,471
	Omnicom Group Inc.	5.300%	11/1/2034	6,044	5,991
	Omnicom Group Inc.	5.300%	6/2/2036	5,500	5,362
	Rogers Communications Inc.	3.800%	3/15/2032	17,554	16,351
	Rogers Communications Inc.	5.300%	2/15/2034	14,308	14,189
[4]	Space Exploration Technologies Corp.	5.650%	7/15/2033	42,825	42,583
[4]	Space Exploration Technologies Corp.	5.875%	7/15/2036	43,335	42,761
	Sprint Capital Corp.	8.750%	3/15/2032	18,685	22,010
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	4,771	4,545
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	5,392	5,517
	Telefonica Emisiones SA	7.045%	6/20/2036	5,562	6,161
	TELUS Corp.	3.400%	5/13/2032	9,248	8,417
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	9,039	10,029
	T-Mobile USA Inc.	2.700%	3/15/2032	13,044	11,595
	T-Mobile USA Inc.	5.125%	5/15/2032	11,692	11,813
	T-Mobile USA Inc.	4.625%	1/15/2033	987	963
	T-Mobile USA Inc.	5.200%	1/15/2033	16,573	16,768
	T-Mobile USA Inc.	5.050%	7/15/2033	37,327	37,262
	T-Mobile USA Inc.	6.700%	12/15/2033	1,006	1,099
	T-Mobile USA Inc.	5.150%	4/15/2034	19,131	19,178
	T-Mobile USA Inc.	4.700%	1/15/2035	8,000	7,717
	T-Mobile USA Inc.	5.300%	5/15/2035	6,656	6,690
	T-Mobile USA Inc.	4.950%	11/15/2035	20,046	19,563
	T-Mobile USA Inc.	5.000%	2/15/2036	6,853	6,698
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	3,874	4,309
	Uber Technologies Inc.	4.800%	9/15/2034	15,946	15,610
	Uber Technologies Inc.	4.800%	9/15/2035	16,257	15,784
	VeriSign Inc.	5.250%	6/1/2032	5,048	5,069
	Verizon Communications Inc.	2.355%	3/15/2032	40,750	35,614
	Verizon Communications Inc.	4.750%	1/15/2033	19,247	18,952
	Verizon Communications Inc.	5.050%	5/9/2033	4,291	4,323
	Verizon Communications Inc.	4.500%	8/10/2033	24,265	23,460
	Verizon Communications Inc.	4.400%	11/1/2034	18,220	17,288
	Verizon Communications Inc.	4.780%	2/15/2035	17,737	17,127
	Verizon Communications Inc.	5.250%	4/2/2035	28,697	28,691
	Verizon Communications Inc.	4.272%	1/15/2036	8,907	8,206
	Verizon Communications Inc.	5.000%	1/15/2036	27,441	26,758
	Verizon Communications Inc.	6.200%	5/14/2056	14,802	14,969
	Verizon Communications Inc.	6.050%	5/14/2058	18,501	18,666
	Vodafone Group plc	5.350%	6/18/2036	10,393	10,308
	Walt Disney Co.	6.550%	3/15/2033	3,388	3,745
	Walt Disney Co.	6.400%	12/15/2035	9,935	10,946
	Walt Disney Co.	4.625%	3/14/2036	10,580	10,263
	WPP 2025 LLC	6.500%	3/30/2036	3,690	3,618
					1,467,383
Consumer Discretionary (2.2%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,585	7,380
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	12,055	12,322
	Amazon.com Inc.	3.600%	4/13/2032	21,855	20,707
	Amazon.com Inc.	4.700%	12/1/2032	11,809	11,862
	Amazon.com Inc.	4.550%	3/13/2033	36,371	35,782
	Amazon.com Inc.	4.350%	3/20/2033	33,098	32,223
	Amazon.com Inc.	4.800%	12/5/2034	5,834	5,849
	Amazon.com Inc.	4.650%	11/20/2035	10,471	10,185
	Amazon.com Inc.	4.875%	3/13/2036	68,621	67,539
[3]	American Honda Finance Corp.	5.050%	7/10/2031	7,636	7,652
[3]	American Honda Finance Corp.	4.850%	10/23/2031	5,404	5,367
	American Honda Finance Corp.	5.150%	7/9/2032	9,548	9,571
[3]	American Honda Finance Corp.	5.200%	4/8/2033	2,643	2,647
[3]	American Honda Finance Corp.	4.900%	1/10/2034	5,057	4,956
	American Honda Finance Corp.	5.200%	3/5/2035	5,817	5,780
	American Honda Finance Corp.	5.100%	1/8/2036	3,471	3,408
	AutoNation Inc.	2.400%	8/1/2031	3,488	3,070
	AutoNation Inc.	3.850%	3/1/2032	3,731	3,481
3

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoNation Inc.	5.890%	3/15/2035	7,171	7,317
	AutoZone Inc.	4.750%	8/1/2032	3,945	3,901
	AutoZone Inc.	4.750%	2/1/2033	7,510	7,393
	AutoZone Inc.	5.200%	8/1/2033	4,705	4,738
	AutoZone Inc.	6.550%	11/1/2033	2,591	2,807
	AutoZone Inc.	5.400%	7/15/2034	8,812	8,955
	Block Financial LLC	5.375%	9/15/2032	6,439	6,309
	BorgWarner Inc.	5.400%	8/15/2034	7,119	7,249
	Brunswick Corp.	2.400%	8/18/2031	6,173	5,392
	Brunswick Corp.	4.400%	9/15/2032	4,574	4,338
	Choice Hotels International Inc.	5.850%	8/1/2034	8,235	8,365
	Cornell University	4.835%	6/15/2034	13,750	13,799
[3]	Cornell University	4.733%	6/15/2035	5,295	5,212
	Darden Restaurants Inc.	6.300%	10/10/2033	1,682	1,789
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	4,568	4,170
	DR Horton Inc.	5.000%	10/15/2034	4,617	4,569
	DR Horton Inc.	5.500%	10/15/2035	9,770	9,973
	eBay Inc.	6.300%	11/22/2032	4,229	4,506
	eBay Inc.	5.125%	11/6/2035	5,758	5,677
	Ferguson Enterprises Inc.	5.000%	10/3/2034	6,683	6,611
	Ford Motor Co.	3.250%	2/12/2032	41,502	36,563
	Ford Motor Co.	6.100%	8/19/2032	7,579	7,714
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	3,416	3,459
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	10,809	11,166
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	5,668	5,623
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	6,821	7,258
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	15,794	15,903
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	3,348	3,429
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	2,461	2,408
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	12,325	12,526
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,284	2,162
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	7,377	7,678
	General Motors Co.	5.600%	10/15/2032	13,444	13,762
	General Motors Co.	5.000%	4/1/2035	4,505	4,364
	General Motors Co.	6.250%	4/15/2035	10,805	11,320
	General Motors Co.	6.600%	4/1/2036	15,000	16,096
	General Motors Financial Co. Inc.	5.100%	9/15/2031	9,303	9,319
	General Motors Financial Co. Inc.	3.100%	1/12/2032	7,964	7,209
	General Motors Financial Co. Inc.	5.625%	4/4/2032	13,611	13,942
	General Motors Financial Co. Inc.	6.400%	1/9/2033	3,893	4,136
	General Motors Financial Co. Inc.	6.100%	1/7/2034	2,214	2,311
	General Motors Financial Co. Inc.	5.950%	4/4/2034	15,023	15,550
	General Motors Financial Co. Inc.	5.450%	9/6/2034	2,584	2,589
	General Motors Financial Co. Inc.	5.900%	1/7/2035	26,570	27,316
	General Motors Financial Co. Inc.	6.150%	7/15/2035	23,060	24,039
	General Motors Financial Co. Inc.	5.450%	1/8/2036	4,994	4,973
	Genuine Parts Co.	6.875%	11/1/2033	6,496	7,026
	Hasbro Inc.	6.050%	5/14/2034	4,025	4,203
	Home Depot Inc.	1.875%	9/15/2031	11,966	10,484
	Home Depot Inc.	3.250%	4/15/2032	12,906	12,010
	Home Depot Inc.	4.500%	9/15/2032	9,717	9,665
	Home Depot Inc.	4.950%	6/25/2034	8,712	8,743
	Home Depot Inc.	4.650%	9/15/2035	4,757	4,634
	Honda Motor Co. Ltd.	2.967%	3/10/2032	9,067	8,139
	Honda Motor Co. Ltd.	5.337%	7/8/2035	8,498	8,495
	Hyatt Hotels Corp.	5.375%	12/15/2031	7,853	7,977
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,643	5,814
	Hyatt Hotels Corp.	5.500%	6/30/2034	3,495	3,537
	Hyatt Hotels Corp.	5.400%	12/15/2035	5,126	5,080
[3]	Johns Hopkins University	4.705%	7/1/2032	5,045	5,066
	Las Vegas Sands Corp.	5.650%	5/18/2033	2,813	2,814
	Las Vegas Sands Corp.	6.200%	8/15/2034	4,794	4,934
	Leland Stanford Junior University	4.679%	3/1/2035	7,554	7,438
	Lowe's Cos. Inc.	3.750%	4/1/2032	15,374	14,566
	Lowe's Cos. Inc.	4.500%	10/15/2032	23,990	23,479
4

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	5.000%	4/15/2033	8,435	8,470
	Lowe's Cos. Inc.	5.150%	7/1/2033	5,986	6,043
	Lowe's Cos. Inc.	4.850%	10/15/2035	32,609	31,810
	Magna International Inc.	5.500%	3/21/2033	4,811	4,931
	Magna International Inc.	5.875%	6/1/2035	4,565	4,751
	Marriott International Inc.	4.500%	10/15/2031	2,367	2,333
[3]	Marriott International Inc.	3.500%	10/15/2032	8,567	7,882
	Marriott International Inc.	4.500%	5/1/2033	2,318	2,242
[3]	Marriott International Inc.	2.750%	10/15/2033	2,400	2,085
	Marriott International Inc.	5.300%	5/15/2034	16,506	16,676
	Marriott International Inc.	5.250%	10/15/2035	4,345	4,345
	Marriott International Inc.	5.500%	4/15/2037	3,955	3,991
[3]	McDonald's Corp.	4.600%	9/9/2032	6,652	6,647
	McDonald's Corp.	4.950%	8/14/2033	5,479	5,547
	McDonald's Corp.	4.950%	3/3/2035	13,570	13,506
[3]	McDonald's Corp.	4.700%	12/9/2035	5,174	5,062
	McDonald's Corp.	5.000%	2/13/2036	4,443	4,425
	Meritage Homes Corp.	5.650%	3/15/2035	4,563	4,611
	Northwestern University	4.940%	12/1/2035	4,430	4,439
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,172	9,129
	O'Reilly Automotive Inc.	5.000%	8/19/2034	9,377	9,276
	O'Reilly Automotive Inc.	5.100%	3/12/2036	3,814	3,778
	Owens Corning	5.700%	6/15/2034	9,063	9,363
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	5,308	5,267
	President & Fellows of Harvard College	5.259%	3/15/2036	6,100	6,317
	PulteGroup Inc.	6.375%	5/15/2033	5,030	5,397
	PulteGroup Inc.	4.900%	3/1/2036	4,490	4,377
	Ralph Lauren Corp.	5.000%	6/15/2032	10,221	10,318
	Rollins Inc.	5.250%	2/24/2035	3,035	3,028
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	11,835	11,525
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	7,868	7,810
	Sands China Ltd.	3.250%	8/8/2031	4,450	4,042
	Stanley Black & Decker Inc.	3.000%	5/15/2032	391	352
	Starbucks Corp.	3.000%	2/14/2032	8,787	8,022
	Starbucks Corp.	4.800%	2/15/2033	1,985	1,974
	Starbucks Corp.	5.000%	2/15/2034	2,028	2,033
	Tapestry Inc.	5.500%	3/11/2035	7,501	7,550
	Toll Brothers Finance Corp.	5.600%	6/15/2035	4,106	4,184
	Toyota Motor Corp.	5.053%	6/30/2035	4,729	4,768
	Toyota Motor Credit Corp.	1.900%	9/12/2031	5,871	5,116
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	8,048	8,001
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	7,713	6,838
	Toyota Motor Credit Corp.	4.650%	9/3/2032	12,041	11,906
	Toyota Motor Credit Corp.	4.700%	1/12/2033	5,258	5,229
[3]	Toyota Motor Credit Corp.	4.600%	3/11/2033	3,334	3,270
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	12,288	12,176
	Toyota Motor Credit Corp.	5.350%	1/9/2035	11,165	11,404
[3]	Toyota Motor Credit Corp.	4.800%	1/11/2036	1,303	1,277
	Tractor Supply Co.	5.250%	5/15/2033	6,740	6,775
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	3,100	2,989
[3]	Yale University	1.482%	4/15/2030	9,830	8,859
					1,141,916
Consumer Staples (2.0%)
	Altria Group Inc.	2.450%	2/4/2032	16,587	14,595
	Altria Group Inc.	5.625%	2/6/2035	6,150	6,316
	Altria Group Inc.	5.250%	8/6/2035	3,619	3,616
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	57,144	55,616
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	2,697	2,616
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	12,713	12,837
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	7,530	6,844
	Avery Dennison Corp.	5.750%	3/15/2033	6,295	6,580
	BAT Capital Corp.	4.742%	3/16/2032	8,910	8,871
	BAT Capital Corp.	5.350%	8/15/2032	9,813	10,043
	BAT Capital Corp.	7.750%	10/19/2032	5,136	5,852
5

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BAT Capital Corp.	4.625%	3/22/2033	9,600	9,394
BAT Capital Corp.	6.421%	8/2/2033	8,090	8,744
BAT Capital Corp.	6.000%	2/20/2034	7,801	8,228
BAT Capital Corp.	5.625%	8/15/2035	8,901	9,177
Brown-Forman Corp.	4.750%	4/15/2033	5,805	5,736
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	2,777	2,534
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	4,788	4,729
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	9,230	8,916
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	5,815	5,786
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	6,798	6,751
Campbell's Co.	5.400%	3/21/2034	8,493	8,373
Campbell's Co.	4.750%	3/23/2035	6,525	6,091
Church & Dwight Co. Inc.	2.300%	12/15/2031	5,060	4,474
Church & Dwight Co. Inc.	5.600%	11/15/2032	4,950	5,166
Clorox Co.	4.600%	5/1/2032	7,007	6,873
Clorox Co.	4.950%	5/15/2033	2,725	2,699
Clorox Co.	5.250%	5/15/2036	5,350	5,329
Coca-Cola Co.	2.250%	1/5/2032	9,997	8,941
Coca-Cola Co.	5.000%	5/13/2034	5,090	5,211
Coca-Cola Co.	4.650%	8/14/2034	7,634	7,626
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	4,909	5,035
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	6,507	5,422
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,445	6,407
Colgate-Palmolive Co.	3.250%	8/15/2032	5,410	5,059
Conagra Brands Inc.	5.750%	8/1/2035	4,490	4,532
Constellation Brands Inc.	2.250%	8/1/2031	5,929	5,233
Constellation Brands Inc.	4.750%	5/9/2032	8,185	8,091
Constellation Brands Inc.	4.900%	5/1/2033	5,471	5,411
Constellation Brands Inc.	4.950%	11/1/2035	7,320	7,120
Costco Wholesale Corp.	1.750%	4/20/2032	13,412	11,615
Diageo Capital plc	2.125%	4/29/2032	5,015	4,345
Diageo Capital plc	5.500%	1/24/2033	12,073	12,457
Diageo Capital plc	5.625%	10/5/2033	8,452	8,809
Diageo Investment Corp.	5.625%	4/15/2035	3,001	3,101
Diageo Investment Corp.	7.450%	4/15/2035	3,746	4,371
Dollar General Corp.	5.000%	11/1/2032	5,323	5,301
Dollar General Corp.	5.450%	7/5/2033	5,273	5,358
Dollar Tree Inc.	2.650%	12/1/2031	7,432	6,631
Estee Lauder Cos. Inc.	4.650%	5/15/2033	8,491	8,333
Estee Lauder Cos. Inc.	5.000%	2/14/2034	3,205	3,202
Flowers Foods Inc.	5.750%	3/15/2035	3,750	3,643
General Mills Inc.	4.950%	3/29/2033	9,917	9,842
General Mills Inc.	5.250%	1/30/2035	6,605	6,617
Haleon US Capital LLC	3.625%	3/24/2032	18,207	17,042
Hershey Co.	4.950%	2/24/2032	5,668	5,739
Hershey Co.	4.500%	5/4/2033	4,100	4,059
Hershey Co.	5.100%	2/24/2035	1,932	1,963
J M Smucker Co.	2.125%	3/15/2032	6,730	5,798
J M Smucker Co.	6.200%	11/15/2033	10,810	11,527
JBS NV	3.750%	12/1/2031	7,169	6,694
JBS NV	3.625%	1/15/2032	6,005	5,556
JBS NV	3.000%	5/15/2032	10,380	9,215
JBS NV	5.750%	4/1/2033	18,844	19,320
JBS NV	6.750%	3/15/2034	1,677	1,826
JBS NV	5.950%	4/20/2035	8,990	9,263
JBS NV	5.500%	1/15/2036	11,215	11,177
Kellanova	5.250%	3/1/2033	2,300	2,343
Kenvue Inc.	4.850%	5/22/2032	5,756	5,782
Kenvue Inc.	4.900%	3/22/2033	12,566	12,618
Keurig Dr Pepper Inc.	4.050%	4/15/2032	8,403	7,971
Keurig Dr Pepper Inc.	5.300%	3/15/2034	11,037	11,067
Kimberly-Clark Corp.	2.000%	11/2/2031	8,174	7,193
Kraft Heinz Foods Co.	6.750%	3/15/2032	1,544	1,678
Kraft Heinz Foods Co.	5.400%	3/15/2035	4,315	4,343
Kraft Heinz Foods Co.	5.000%	7/15/2035	9,863	9,602
6

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	5.000%	9/15/2034	22,580	22,259
[4]	Maple Parent Holdings Corp.	5.700%	3/26/2036	1,220	1,235
	McCormick & Co. Inc.	4.950%	4/15/2033	684	681
	McCormick & Co. Inc.	4.700%	10/15/2034	7,490	7,251
	Molson Coors Beverage Co.	5.500%	7/8/2036	8,500	8,542
	Mondelez International Inc.	3.000%	3/17/2032	11,215	10,179
	Mondelez International Inc.	1.875%	10/15/2032	6,018	5,142
	Mondelez International Inc.	4.750%	8/28/2034	5,435	5,332
	Mondelez International Inc.	5.125%	5/6/2035	4,725	4,739
	PepsiCo Inc.	1.625%	5/1/2030	5,460	4,919
	PepsiCo Inc.	1.950%	10/21/2031	13,068	11,495
	PepsiCo Inc.	3.900%	7/18/2032	9,062	8,763
	PepsiCo Inc.	4.650%	7/23/2032	10,744	10,793
	PepsiCo Inc.	4.800%	7/17/2034	2,980	2,991
	PepsiCo Inc.	5.000%	2/7/2035	9,700	9,753
	PepsiCo Inc.	5.000%	7/23/2035	16,479	16,592
	Philip Morris International Inc.	4.750%	11/1/2031	8,817	8,833
	Philip Morris International Inc.	4.250%	10/29/2032	15,520	15,042
	Philip Morris International Inc.	5.750%	11/17/2032	14,424	15,106
	Philip Morris International Inc.	5.375%	2/15/2033	27,174	27,897
	Philip Morris International Inc.	5.625%	9/7/2033	9,456	9,832
	Philip Morris International Inc.	5.250%	2/13/2034	17,577	17,865
	Philip Morris International Inc.	4.900%	11/1/2034	3,132	3,110
	Philip Morris International Inc.	4.875%	4/30/2035	5,183	5,110
	Philip Morris International Inc.	4.625%	10/29/2035	9,761	9,394
	Philip Morris International Inc.	4.875%	4/29/2036	2,687	2,631
	Pilgrim's Pride Corp.	3.500%	3/1/2032	8,196	7,459
	Pilgrim's Pride Corp.	6.250%	7/1/2033	5,082	5,300
	Pilgrim's Pride Corp.	6.875%	5/15/2034	6,800	7,340
	Procter & Gamble Co.	4.100%	11/3/2032	6,754	6,602
	Procter & Gamble Co.	4.050%	1/26/2033	155	152
	Procter & Gamble Co.	4.550%	1/29/2034	9,348	9,313
	Procter & Gamble Co.	4.600%	5/1/2035	6,850	6,803
	Procter & Gamble Co.	4.350%	11/3/2035	7,125	6,901
	Reynolds American Inc.	5.700%	8/15/2035	7,457	7,678
	Sysco Corp.	2.450%	12/14/2031	6,504	5,778
	Sysco Corp.	5.400%	3/23/2035	5,381	5,405
	Sysco Corp.	4.950%	3/25/2036	10,876	10,449
	Target Corp.	4.500%	9/15/2032	5,025	5,011
	Target Corp.	4.400%	1/15/2033	1,880	1,858
	Target Corp.	4.500%	9/15/2034	16,328	15,840
	Target Corp.	5.000%	4/15/2035	6,857	6,865
	Target Corp.	5.250%	2/15/2036	8,943	9,094
	Tyson Foods Inc.	5.700%	3/15/2034	11,210	11,534
	Unilever Capital Corp.	1.750%	8/12/2031	8,395	7,313
	Unilever Capital Corp.	5.900%	11/15/2032	3,104	3,316
	Unilever Capital Corp.	5.000%	12/8/2033	10,055	10,218
	Unilever Capital Corp.	4.625%	8/12/2034	8,700	8,565
	Walmart Inc.	1.800%	9/22/2031	6,572	5,806
	Walmart Inc.	4.150%	9/9/2032	5,958	5,869
	Walmart Inc.	4.100%	4/15/2033	13,353	12,986
	Walmart Inc.	4.450%	4/30/2033	4,314	4,269
	Walmart Inc.	4.900%	4/28/2035	12,069	12,171
	Walmart Inc.	5.250%	9/1/2035	6,060	6,256
	Walmart Inc.	4.750%	4/30/2036	15,242	15,122
					1,049,034
Energy (2.5%)
	Antero Resources Corp.	5.400%	2/1/2036	6,895	6,770
	APA Corp.	6.100%	2/15/2035	4,688	4,837
	Baker Hughes Holdings LLC	4.650%	6/15/2033	12,656	12,376
	Boardwalk Pipelines LP	3.600%	9/1/2032	1,948	1,799
	Boardwalk Pipelines LP	5.625%	8/1/2034	8,352	8,516
	Boardwalk Pipelines LP	5.375%	2/15/2036	5,700	5,668
	BP Capital Markets America Inc.	2.721%	1/12/2032	19,309	17,366
7

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,770	24,605
	BP Capital Markets America Inc.	4.893%	9/11/2033	15,935	15,861
	BP Capital Markets America Inc.	4.989%	4/10/2034	7,558	7,551
	BP Capital Markets America Inc.	5.227%	11/17/2034	17,709	17,941
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	5,045	5,576
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,213	3,470
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	9,172	9,255
	Cenovus Energy Inc.	2.650%	1/15/2032	4,904	4,378
	Cheniere Energy Inc.	5.650%	4/15/2034	14,219	14,590
	Cheniere Energy Partners LP	3.250%	1/31/2032	17,287	15,870
	Cheniere Energy Partners LP	5.950%	6/30/2033	10,223	10,675
	Cheniere Energy Partners LP	5.750%	8/15/2034	17,282	17,818
	Cheniere Energy Partners LP	5.550%	10/30/2035	6,850	6,956
	Chevron USA Inc.	4.819%	4/15/2032	3,703	3,740
	Chevron USA Inc.	4.500%	10/15/2032	15,917	15,840
	Chevron USA Inc.	4.980%	4/15/2035	3,423	3,443
	Chevron USA Inc.	4.850%	10/15/2035	14,041	13,993
	ConocoPhillips	5.900%	10/15/2032	2,426	2,573
	ConocoPhillips Co.	4.850%	1/15/2032	15,425	15,524
	ConocoPhillips Co.	5.000%	1/15/2035	6,018	6,007
	DCP Midstream Operating LP	3.250%	2/15/2032	6,624	6,045
[4]	Devon Energy Corp.	5.600%	3/15/2034	5,607	5,748
	Devon Energy Corp.	5.200%	9/15/2034	18,443	18,464
[4]	Devon Energy Corp.	5.400%	2/15/2035	7,712	7,773
	Diamondback Energy Inc.	6.250%	3/15/2033	9,331	9,928
	Diamondback Energy Inc.	5.400%	4/18/2034	12,225	12,398
	Diamondback Energy Inc.	5.550%	4/1/2035	15,629	15,946
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	7,398	7,651
	Enbridge Inc.	5.700%	3/8/2033	23,860	24,640
	Enbridge Inc.	2.500%	8/1/2033	10,047	8,563
	Enbridge Inc.	5.625%	4/5/2034	12,326	12,688
	Enbridge Inc.	5.550%	6/20/2035	6,836	6,960
	Enbridge Inc.	5.200%	11/20/2035	3,035	3,012
	Enbridge Inc.	5.450%	3/27/2036	10,853	10,964
	Enbridge Inc.	7.200%	6/27/2054	6,855	7,283
	Energy Transfer LP	5.750%	2/15/2033	17,186	17,792
	Energy Transfer LP	6.550%	12/1/2033	29,637	32,064
	Energy Transfer LP	5.600%	9/1/2034	9,919	10,115
	Energy Transfer LP	4.900%	3/15/2035	4,870	4,741
	Energy Transfer LP	5.700%	4/1/2035	12,265	12,576
	Energy Transfer LP	5.350%	1/15/2036	5,190	5,171
	Enterprise Products Operating LLC	5.350%	1/31/2033	9,257	9,497
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	6,419	7,121
	Enterprise Products Operating LLC	4.850%	1/31/2034	8,694	8,621
[3]	Enterprise Products Operating LLC	6.650%	10/15/2034	3,587	3,970
	Enterprise Products Operating LLC	4.950%	2/15/2035	8,270	8,210
	Enterprise Products Operating LLC	5.200%	1/15/2036	12,248	12,289
	EOG Resources Inc.	5.000%	7/15/2032	20,011	20,145
	EOG Resources Inc.	5.350%	1/15/2036	10,415	10,527
	EQT Corp.	5.750%	2/1/2034	8,350	8,533
	Expand Energy Corp.	4.750%	2/1/2032	9,140	8,907
	Expand Energy Corp.	5.700%	1/15/2035	7,111	7,185
	Halliburton Co.	4.850%	11/15/2035	9,650	9,371
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,696	5,103
	Helmerich & Payne Inc.	5.500%	12/1/2034	5,250	5,152
	Hess Corp.	7.300%	8/15/2031	8,443	9,399
	Hess Corp.	7.125%	3/15/2033	4,675	5,258
	HF Sinclair Corp.	5.500%	9/1/2032	4,976	5,003
	HF Sinclair Corp.	6.250%	1/15/2035	7,315	7,587
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	939	1,058
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	943	977
[3]	Kinder Morgan Inc.	7.800%	8/1/2031	2,648	2,999
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	6,613	7,513
	Kinder Morgan Inc.	4.800%	2/1/2033	9,066	8,956
	Kinder Morgan Inc.	5.200%	6/1/2033	23,653	23,989
8

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	5.400%	2/1/2034	7,882	8,032
	Kinder Morgan Inc.	5.300%	12/1/2034	4,777	4,813
	Kinder Morgan Inc.	5.850%	6/1/2035	18,049	18,851
	Marathon Petroleum Corp.	5.700%	3/1/2035	20,970	21,526
	MPLX LP	4.950%	9/1/2032	8,860	8,808
	MPLX LP	5.000%	1/15/2033	26,681	26,489
	MPLX LP	5.000%	3/1/2033	9,578	9,514
	MPLX LP	5.500%	6/1/2034	8,993	9,093
	MPLX LP	5.400%	4/1/2035	9,097	9,091
	MPLX LP	5.400%	9/15/2035	13,297	13,260
	Occidental Petroleum Corp.	7.875%	9/15/2031	7,354	8,290
	Occidental Petroleum Corp.	5.550%	10/1/2034	13,953	14,271
	ONEOK Inc.	4.750%	10/15/2031	8,974	8,870
	ONEOK Inc.	4.950%	10/15/2032	6,167	6,122
	ONEOK Inc.	6.100%	11/15/2032	8,300	8,729
	ONEOK Inc.	6.050%	9/1/2033	15,319	16,035
	ONEOK Inc.	5.650%	9/1/2034	9,733	9,918
	ONEOK Inc.	5.050%	11/1/2034	14,093	13,784
	ONEOK Inc.	5.400%	10/15/2035	7,131	7,120
	Ovintiv Inc.	7.200%	11/1/2031	3,419	3,747
	Ovintiv Inc.	7.375%	11/1/2031	6,740	7,438
	Ovintiv Inc.	6.250%	7/15/2033	3,588	3,774
	Ovintiv Inc.	6.500%	8/15/2034	6,189	6,609
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	3,436	3,689
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	3,685	3,670
	Phillips 66 Co.	5.300%	6/30/2033	9,750	9,877
	Phillips 66 Co.	4.950%	3/15/2035	2,176	2,144
[3]	Phillips 66 Co.	6.200%	3/15/2056	9,270	9,304
	Plains All American Pipeline LP	5.700%	9/15/2034	7,895	8,066
	Plains All American Pipeline LP	5.950%	6/15/2035	10,962	11,284
	Plains All American Pipeline LP	5.600%	1/15/2036	6,720	6,744
	Schlumberger Investment SA	4.800%	5/7/2033	2,381	2,368
	Schlumberger Investment SA	5.150%	5/7/2036	10,585	10,536
[3]	Shell Finance US Inc.	4.125%	5/11/2035	13,274	12,506
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	13,712	13,659
	Suncor Energy Inc.	7.150%	2/1/2032	5,465	6,019
	Suncor Energy Inc.	5.950%	12/1/2034	5,177	5,398
	Targa Resources Corp.	4.200%	2/1/2033	9,069	8,596
	Targa Resources Corp.	6.125%	3/15/2033	10,715	11,296
	Targa Resources Corp.	6.500%	3/30/2034	10,159	10,950
	Targa Resources Corp.	5.500%	2/15/2035	7,303	7,379
	Targa Resources Corp.	5.550%	8/15/2035	7,827	7,919
	Targa Resources Corp.	5.650%	2/15/2036	8,100	8,236
	Targa Resources Partners LP	4.000%	1/15/2032	7,580	7,194
	TotalEnergies Capital SA	5.150%	4/5/2034	12,790	12,968
	TotalEnergies Capital SA	4.724%	9/10/2034	7,046	6,962
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	13,717	13,450
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	11,788	11,550
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	12,731	12,307
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,707	4,817
[3]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	3,811	3,847
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	4,102	4,059
	Valero Energy Corp.	7.500%	4/15/2032	6,958	7,867
	Valero Energy Corp.	5.150%	3/10/2036	5,419	5,337
	Viper Energy Partners LLC	5.700%	8/1/2035	10,010	10,143
	Western Midstream Operating LP	6.150%	4/1/2033	6,564	6,848
	Western Midstream Operating LP	5.450%	11/15/2034	9,656	9,606
	Western Midstream Operating LP	5.500%	12/15/2035	5,516	5,457
	Western Midstream Operating LP	5.700%	7/1/2036	4,295	4,303
	Williams Cos. Inc.	8.750%	3/15/2032	3,784	4,475
	Williams Cos. Inc.	4.650%	8/15/2032	7,639	7,525
	Williams Cos. Inc.	5.650%	3/15/2033	8,720	8,978
	Williams Cos. Inc.	5.150%	3/15/2034	13,682	13,671
	Williams Cos. Inc.	5.600%	3/15/2035	8,813	8,995
	Williams Cos. Inc.	5.300%	9/30/2035	11,022	10,998
9

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.150%	3/15/2036	11,620	11,427
	Woodside Finance Ltd.	5.700%	5/19/2032	4,825	4,964
	Woodside Finance Ltd.	5.100%	9/12/2034	4,045	3,979
	Woodside Finance Ltd.	6.000%	5/19/2035	16,797	17,458
					1,333,899
Financials (12.6%)
	AEGON Funding Co. LLC	5.625%	5/7/2036	4,890	4,865
	AerCap Ireland Capital DAC	3.300%	1/30/2032	54,037	49,463
	AerCap Ireland Capital DAC	4.750%	1/15/2033	4,716	4,610
	AerCap Ireland Capital DAC	3.400%	10/29/2033	18,938	16,850
	AerCap Ireland Capital DAC	5.300%	1/19/2034	2,116	2,115
	AerCap Ireland Capital DAC	4.950%	9/10/2034	11,374	11,093
	AerCap Ireland Capital DAC	5.000%	11/15/2035	4,352	4,234
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,495	5,508
	Affiliated Managers Group Inc.	5.500%	2/15/2036	6,023	5,960
	Allstate Corp.	5.250%	3/30/2033	7,376	7,497
	Allstate Corp.	5.350%	6/1/2033	4,576	4,672
	Allstate Corp.	5.550%	5/9/2035	7,079	7,277
[3]	Ally Financial Inc.	8.000%	11/1/2031	23,458	26,101
	Ally Financial Inc.	6.184%	7/26/2035	11,983	12,185
	American Express Co.	4.989%	5/26/2033	11,477	11,408
	American Express Co.	4.918%	7/20/2033	23,914	23,907
	American Express Co.	4.420%	8/3/2033	10,784	10,495
	American Express Co.	5.043%	5/1/2034	15,918	15,951
	American Express Co.	5.625%	7/28/2034	6,982	7,144
	American Express Co.	5.284%	7/26/2035	16,483	16,658
	American Express Co.	5.442%	1/30/2036	9,415	9,605
	American Express Co.	5.667%	4/25/2036	20,119	20,845
	American Express Co.	4.804%	10/24/2036	25,878	25,094
	American Financial Group Inc.	5.000%	9/23/2035	2,312	2,235
	American International Group Inc.	5.125%	3/27/2033	9,611	9,685
	American International Group Inc.	3.875%	1/15/2035	4,445	4,078
	American International Group Inc.	5.450%	5/7/2035	5,655	5,760
	American National Group Inc.	6.000%	7/15/2035	7,362	7,335
	Ameriprise Financial Inc.	4.500%	5/13/2032	2,989	2,944
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,486	6,563
	Ameriprise Financial Inc.	5.200%	4/15/2035	7,050	7,024
	Ameriprise Financial Inc.	5.350%	6/15/2036	4,130	4,113
	Aon Corp.	2.600%	12/2/2031	7,088	6,314
	Aon Corp.	5.000%	9/12/2032	6,135	6,157
	Aon Corp.	5.350%	2/28/2033	5,007	5,106
	Aon North America Inc.	5.450%	3/1/2034	16,295	16,630
	Apollo Debt Solutions BDC	6.700%	7/29/2031	8,595	8,755
[4]	Apollo Debt Solutions BDC	6.550%	3/15/2032	5,850	5,898
	Apollo Debt Solutions BDC	6.550%	3/15/2032	4,280	4,315
	Apollo Global Management Inc.	6.375%	11/15/2033	5,838	6,208
	Apollo Global Management Inc.	5.150%	8/12/2035	8,854	8,607
	Apollo Global Management Inc.	5.700%	3/30/2036	5,607	5,629
	Apollo Global Management Inc.	6.000%	12/15/2054	4,840	4,686
	Arch Capital Group Ltd.	5.250%	6/15/2036	5,738	5,728
	Ares Capital Corp.	3.200%	11/15/2031	7,710	6,764
	Ares Capital Corp.	5.800%	3/8/2032	8,209	8,133
	Ares Strategic Income Fund	6.200%	3/21/2032	7,806	7,714
	Arthur J Gallagher & Co.	2.400%	11/9/2031	5,719	5,047
	Arthur J Gallagher & Co.	5.000%	2/15/2032	3,316	3,321
	Arthur J Gallagher & Co.	5.500%	3/2/2033	3,840	3,929
	Arthur J Gallagher & Co.	6.500%	2/15/2034	3,404	3,671
	Arthur J Gallagher & Co.	5.450%	7/15/2034	4,500	4,559
	Arthur J Gallagher & Co.	5.150%	2/15/2035	15,675	15,566
	Athene Holding Ltd.	5.875%	1/15/2034	12,906	13,049
	Athene Holding Ltd.	6.625%	10/15/2054	5,455	5,238
	Athene Holding Ltd.	6.875%	6/28/2055	6,135	5,889
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,970	10,188
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	6,333	6,588
10

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	10,935	10,643
	Banco Santander SA	5.439%	7/15/2031	16,658	17,092
	Banco Santander SA	3.225%	11/22/2032	9,475	8,574
	Banco Santander SA	6.921%	8/8/2033	15,871	17,248
	Banco Santander SA	6.938%	11/7/2033	12,911	14,422
	Banco Santander SA	6.350%	3/14/2034	11,522	12,184
	Banco Santander SA	6.033%	1/17/2035	17,105	17,952
	Banco Santander SA	5.127%	11/6/2035	7,122	6,983
	Banco Santander SA	5.437%	4/15/2036	19,392	19,420
	Bank of America Corp.	2.299%	7/21/2032	4,680	4,134
	Bank of America Corp.	2.572%	10/20/2032	1,626	1,447
[3]	Bank of America Corp.	2.972%	2/4/2033	53,209	48,032
	Bank of America Corp.	4.571%	4/27/2033	33,651	33,005
[3]	Bank of America Corp.	5.015%	7/22/2033	31,897	31,943
	Bank of America Corp.	5.288%	4/25/2034	43,516	44,103
	Bank of America Corp.	5.872%	9/15/2034	41,595	43,465
	Bank of America Corp.	5.468%	1/23/2035	44,255	45,142
[3]	Bank of America Corp.	5.425%	8/15/2035	12,087	12,138
	Bank of America Corp.	5.518%	10/25/2035	39,365	39,567
	Bank of America Corp.	5.511%	1/24/2036	48,763	49,805
	Bank of America Corp.	5.744%	2/12/2036	25,527	26,089
	Bank of America Corp.	5.464%	5/9/2036	13,014	13,285
	Bank of America Corp.	2.482%	9/21/2036	24,287	21,205
	Bank of America Corp.	5.045%	2/6/2037	61,338	60,405
	Bank of America Corp.	3.846%	3/8/2037	14,543	13,517
	Bank of America Corp.	5.489%	4/23/2037	27,533	27,464
	Bank of Montreal	3.088%	1/10/2037	5,367	4,813
[3]	Bank of Montreal	5.298%	6/2/2037	4,000	4,004
[3]	Bank of New York Mellon Corp.	1.800%	7/28/2031	5,226	4,558
	Bank of New York Mellon Corp.	2.500%	1/26/2032	4,159	3,726
	Bank of New York Mellon Corp.	5.060%	7/22/2032	9,236	9,345
[3]	Bank of New York Mellon Corp.	4.289%	6/13/2033	10,766	10,437
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,529	27,875
	Bank of New York Mellon Corp.	4.706%	2/1/2034	8,060	7,927
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	7,071	7,063
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	7,963	8,661
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,367	11,479
	Bank of New York Mellon Corp.	5.225%	11/20/2035	6,870	6,961
	Bank of New York Mellon Corp.	5.316%	6/6/2036	9,516	9,629
	Bank of New York Mellon Corp.	5.606%	7/21/2039	2,305	2,356
	Bank of Nova Scotia	2.150%	8/1/2031	7,266	6,414
	Bank of Nova Scotia	2.450%	2/2/2032	7,296	6,462
	Bank of Nova Scotia	4.740%	11/10/2032	7,518	7,461
	Bank of Nova Scotia	5.650%	2/1/2034	8,401	8,709
	Bank of Nova Scotia	4.813%	2/2/2034	6,136	6,042
	Bank of Nova Scotia	4.588%	5/4/2037	13,483	13,026
	Barclays plc	2.894%	11/24/2032	15,314	13,728
	Barclays plc	5.746%	8/9/2033	7,441	7,640
	Barclays plc	7.437%	11/2/2033	19,703	21,976
	Barclays plc	6.224%	5/9/2034	16,870	17,744
	Barclays plc	7.119%	6/27/2034	15,658	17,143
	Barclays plc	6.692%	9/13/2034	16,043	17,324
	Barclays plc	5.335%	9/10/2035	20,846	20,704
	Barclays plc	5.785%	2/25/2036	24,785	25,247
	Barclays plc	5.207%	2/24/2037	3,854	3,753
	Barclays plc	5.586%	6/26/2037	10,015	9,999
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	4,077	3,768
	BlackRock Funding Inc.	5.000%	3/14/2034	13,411	13,534
	BlackRock Funding Inc.	4.900%	1/8/2035	4,910	4,904
	Blackrock Inc.	2.100%	2/25/2032	8,601	7,531
	Blackrock Inc.	4.750%	5/25/2033	11,957	11,985
	Blackstone Private Credit Fund	6.000%	1/29/2032	14,454	14,231
	Blackstone Private Credit Fund	6.000%	11/22/2034	4,060	3,907
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	10,620	10,457
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	6,873	6,668
11

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Finance LLC	4.375%	2/15/2032	4,063	3,733
	Blue Owl Finance LLC	6.250%	4/18/2034	8,845	8,656
	BOKF NA	6.108%	11/6/2040	1,035	1,060
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	7,302	7,441
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	7,888	7,693
	Brookfield Capital Finance LLC	6.087%	6/14/2033	5,500	5,759
	Brookfield Finance I UK plc	2.340%	1/30/2032	6,992	6,138
	Brookfield Finance Inc.	2.724%	4/15/2031	5,699	5,180
	Brookfield Finance Inc.	6.350%	1/5/2034	6,084	6,445
	Brookfield Finance Inc.	5.675%	1/15/2035	3,935	3,995
	Brookfield Finance Inc.	5.330%	1/15/2036	6,153	6,054
	Brown & Brown Inc.	4.200%	3/17/2032	7,136	6,772
	Brown & Brown Inc.	5.650%	6/11/2034	8,207	8,307
	Brown & Brown Inc.	5.550%	6/23/2035	10,873	10,856
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	11,308	10,610
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	12,743	13,555
	Capital One Financial Corp.	2.359%	7/29/2032	11,052	9,594
	Capital One Financial Corp.	2.618%	11/2/2032	292	258
	Capital One Financial Corp.	6.700%	11/29/2032	5,156	5,601
	Capital One Financial Corp.	5.268%	5/10/2033	13,375	13,404
	Capital One Financial Corp.	5.817%	2/1/2034	11,957	12,284
	Capital One Financial Corp.	6.377%	6/8/2034	23,613	24,985
	Capital One Financial Corp.	7.964%	11/2/2034	7,870	9,051
	Capital One Financial Corp.	6.051%	2/1/2035	9,134	9,489
	Capital One Financial Corp.	5.884%	7/26/2035	7,292	7,497
	Capital One Financial Corp.	6.183%	1/30/2036	19,463	19,948
	Capital One Financial Corp.	5.197%	9/11/2036	15,203	14,825
	Capital One Financial Corp.	5.399%	1/30/2037	16,040	15,858
	Carlyle Group Inc.	5.050%	9/19/2035	5,684	5,440
	Charles Schwab Corp.	2.300%	5/13/2031	19,864	17,813
	Charles Schwab Corp.	1.950%	12/1/2031	360	313
	Charles Schwab Corp.	2.900%	3/3/2032	14,374	13,028
	Charles Schwab Corp.	5.853%	5/19/2034	11,103	11,599
	Charles Schwab Corp.	6.136%	8/24/2034	14,374	15,274
	Charles Schwab Corp.	4.914%	11/14/2036	8,073	7,895
	Charles Schwab Corp.	5.493%	5/21/2037	12,265	12,432
	Chubb INA Holdings LLC	5.000%	3/15/2034	18,615	18,660
	Chubb INA Holdings LLC	4.900%	8/15/2035	13,307	13,109
	Chubb INA Holdings LLC	5.300%	5/20/2036	12,834	12,969
[3]	Citibank NA	5.570%	4/30/2034	21,832	22,625
	Citigroup Inc.	6.625%	6/15/2032	5,412	5,884
	Citigroup Inc.	3.057%	1/25/2033	24,595	22,279
	Citigroup Inc.	3.785%	3/17/2033	28,767	27,037
	Citigroup Inc.	4.910%	5/24/2033	14,624	14,552
	Citigroup Inc.	6.000%	10/31/2033	5,283	5,518
	Citigroup Inc.	6.270%	11/17/2033	21,402	22,813
	Citigroup Inc.	6.174%	5/25/2034	40,314	42,139
	Citigroup Inc.	5.827%	2/13/2035	24,593	25,102
	Citigroup Inc.	5.449%	6/11/2035	14,906	15,151
	Citigroup Inc.	6.020%	1/24/2036	22,610	23,318
[3]	Citigroup Inc.	5.333%	3/27/2036	28,234	28,444
	Citigroup Inc.	5.174%	9/11/2036	28,196	28,053
	Citigroup Inc.	5.411%	9/19/2039	12,385	12,258
	Citizens Financial Group Inc.	5.718%	7/23/2032	15,575	16,002
	Citizens Financial Group Inc.	6.645%	4/25/2035	10,359	11,141
	Citizens Financial Group Inc.	5.641%	5/21/2037	4,570	4,597
	CME Group Inc.	2.650%	3/15/2032	7,692	6,947
	CNA Financial Corp.	5.500%	6/15/2033	3,603	3,653
	CNA Financial Corp.	5.125%	2/15/2034	8,883	8,781
	CNA Financial Corp.	5.200%	8/15/2035	4,796	4,707
	CNO Financial Group Inc.	6.450%	6/15/2034	7,278	7,585
	Cooperatieve Rabobank UA	5.119%	6/9/2036	6,400	6,370
	Corebridge Financial Inc.	3.900%	4/5/2032	19,608	18,398
	Corebridge Financial Inc.	6.050%	9/15/2033	1,765	1,843
	Corebridge Financial Inc.	5.750%	1/15/2034	12,880	13,220
12

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	6.375%	9/15/2054	7,508	7,494
	Deutsche Bank AG	3.742%	1/7/2033	15,786	14,489
	Deutsche Bank AG	7.079%	2/10/2034	13,738	14,823
	Deutsche Bank AG	5.403%	9/11/2035	10,260	10,265
	Enstar Group Ltd.	4.950%	6/1/2029	1	1
	Enstar Group Ltd.	3.100%	9/1/2031	5,815	5,179
	Equitable Holdings Inc.	5.594%	1/11/2033	5,353	5,465
	Equitable Holdings Inc.	6.700%	3/28/2055	4,915	5,050
	F&G Annuities & Life Inc.	6.250%	10/4/2034	4,790	4,688
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5,608	5,748
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	7,123	7,435
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	2,930	2,998
	Fifth Third Bancorp	4.337%	4/25/2033	8,301	8,003
	Fifth Third Bancorp	5.141%	1/29/2037	7,903	7,763
	Fifth Third Bank NA	5.332%	8/25/2033	5,270	5,273
	First American Financial Corp.	2.400%	8/15/2031	5,607	4,876
	First American Financial Corp.	5.450%	9/30/2034	5,677	5,591
	First Citizens BancShares Inc.	6.254%	3/12/2040	6,579	6,480
	GATX Corp.	3.500%	6/1/2032	33	31
	GATX Corp.	4.900%	3/15/2033	8,615	8,559
	GATX Corp.	5.450%	9/15/2033	6,465	6,599
	GATX Corp.	6.050%	3/15/2034	3,194	3,344
	GATX Corp.	6.900%	5/1/2034	1,872	2,066
	GATX Corp.	5.500%	6/15/2035	8,113	8,203
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	15,220	14,518
	Global Payments Inc.	2.900%	11/15/2031	8,260	7,277
	Global Payments Inc.	5.400%	8/15/2032	8,137	8,091
	Global Payments Inc.	5.200%	11/15/2032	9,577	9,344
	Global Payments Inc.	5.400%	3/15/2033	2,914	2,856
	Global Payments Inc.	5.550%	11/15/2035	16,635	16,116
	Globe Life Inc.	5.850%	9/15/2034	3,975	4,101
	Goldman Sachs Group Inc.	2.383%	7/21/2032	43,882	38,788
	Goldman Sachs Group Inc.	2.650%	10/21/2032	42,253	37,596
	Goldman Sachs Group Inc.	6.125%	2/15/2033	6,774	7,262
	Goldman Sachs Group Inc.	3.102%	2/24/2033	34,240	31,009
	Goldman Sachs Group Inc.	5.094%	4/20/2034	46,203	46,005
	Goldman Sachs Group Inc.	6.561%	10/24/2034	4,485	4,852
	Goldman Sachs Group Inc.	5.851%	4/25/2035	14,634	15,176
	Goldman Sachs Group Inc.	5.330%	7/23/2035	34,286	34,407
	Goldman Sachs Group Inc.	5.016%	10/23/2035	28,924	28,408
	Goldman Sachs Group Inc.	5.536%	1/28/2036	41,293	41,944
	Goldman Sachs Group Inc.	4.939%	10/21/2036	35,350	34,320
	Goldman Sachs Group Inc.	5.065%	1/21/2037	41,673	40,730
	Goldman Sachs Group Inc.	5.425%	6/3/2037	9,967	10,005
	Goldman Sachs Group Inc.	5.387%	2/2/2041	9,826	9,595
[4]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	9,173	9,211
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	10,747	10,969
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	4,940	5,140
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	1,664	1,642
	Hanover Insurance Group Inc.	5.500%	9/1/2035	4,169	4,193
[4]	HPS Corporate Lending Fund	6.300%	8/19/2031	3,000	2,988
	HPS Corporate Lending Fund	5.950%	4/14/2032	6,435	6,299
	HSBC Holdings plc	2.871%	11/22/2032	30,421	27,305
	HSBC Holdings plc	4.762%	3/29/2033	17,639	17,204
	HSBC Holdings plc	5.402%	8/11/2033	30,227	30,618
	HSBC Holdings plc	8.113%	11/3/2033	17,607	20,234
	HSBC Holdings plc	6.254%	3/9/2034	18,260	19,349
	HSBC Holdings plc	5.208%	5/12/2034	16,376	16,319
	HSBC Holdings plc	6.547%	6/20/2034	19,242	20,459
	HSBC Holdings plc	7.399%	11/13/2034	18,720	20,835
	HSBC Holdings plc	5.719%	3/4/2035	15,064	15,475
	HSBC Holdings plc	5.874%	11/18/2035	29,865	30,580
	HSBC Holdings plc	5.450%	3/3/2036	26,549	26,737
	HSBC Holdings plc	5.790%	5/13/2036	17,628	18,172
	HSBC Holdings plc	5.741%	9/10/2036	16,002	16,136
13

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.133%	11/6/2036	12,733	12,520
	HSBC Holdings plc	5.279%	3/10/2037	33,451	33,061
	Huntington Bancshares Inc.	5.023%	5/17/2033	3,612	3,590
	Huntington Bancshares Inc.	5.709%	2/2/2035	3,860	3,950
	Huntington Bancshares Inc.	2.487%	8/15/2036	10,479	9,037
	Huntington Bancshares Inc.	6.141%	11/18/2039	9,572	9,773
	Huntington Bancshares Inc.	5.605%	1/28/2041	3,330	3,260
	ING Groep NV	4.252%	3/28/2033	11,021	10,638
	ING Groep NV	6.114%	9/11/2034	9,799	10,367
	ING Groep NV	5.550%	3/19/2035	11,535	11,749
	ING Groep NV	5.525%	3/25/2036	6,814	6,920
	ING Groep NV	5.420%	3/23/2037	13,914	13,950
	Intercontinental Exchange Inc.	3.100%	9/15/2027	1	1
	Intercontinental Exchange Inc.	1.850%	9/15/2032	18,822	15,872
	Intercontinental Exchange Inc.	4.600%	3/15/2033	20,857	20,501
	Jackson Financial Inc.	3.125%	11/23/2031	5,787	5,173
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	4,185	4,220
	Jefferies Financial Group Inc.	2.625%	10/15/2031	11,601	10,105
	Jefferies Financial Group Inc.	2.750%	10/15/2032	1,730	1,478
	Jefferies Financial Group Inc.	6.200%	4/14/2034	13,095	13,403
	Jefferies Financial Group Inc.	6.250%	1/15/2036	4,435	4,526
	Jefferies Financial Group Inc.	5.500%	2/15/2036	4,890	4,718
	JPMorgan Chase & Co.	2.545%	11/8/2032	33,298	29,612
	JPMorgan Chase & Co.	2.963%	1/25/2033	35,126	31,788
	JPMorgan Chase & Co.	4.586%	4/26/2033	20,696	20,369
	JPMorgan Chase & Co.	4.912%	7/25/2033	40,952	40,913
	JPMorgan Chase & Co.	5.717%	9/14/2033	33,306	34,421
	JPMorgan Chase & Co.	5.350%	6/1/2034	38,532	39,186
	JPMorgan Chase & Co.	6.254%	10/23/2034	27,146	29,062
	JPMorgan Chase & Co.	5.336%	1/23/2035	31,549	32,024
	JPMorgan Chase & Co.	5.766%	4/22/2035	25,611	26,642
	JPMorgan Chase & Co.	5.294%	7/22/2035	25,491	25,759
	JPMorgan Chase & Co.	4.946%	10/22/2035	35,356	34,871
	JPMorgan Chase & Co.	5.502%	1/24/2036	35,236	36,028
	JPMorgan Chase & Co.	5.572%	4/22/2036	37,233	38,282
	JPMorgan Chase & Co.	5.576%	7/23/2036	36,913	37,505
	JPMorgan Chase & Co.	4.810%	10/22/2036	42,523	41,311
	JPMorgan Chase & Co.	4.898%	1/22/2037	26,184	25,511
	JPMorgan Chase & Co.	5.193%	2/5/2037	26,570	26,182
	JPMorgan Chase & Co.	5.148%	4/23/2037	18,799	18,661
	Kemper Corp.	3.800%	2/23/2032	4,021	3,629
[3]	Keybank National Association	4.900%	8/8/2032	8,177	8,001
	Keybank National Association	5.000%	1/26/2033	11,897	11,778
[3]	KeyCorp	4.789%	6/1/2033	11,220	10,989
	KeyCorp	6.401%	3/6/2035	5,807	6,173
	KeyCorp	5.305%	1/28/2037	6,905	6,805
	KKR & Co. Inc.	5.100%	8/7/2035	8,047	7,786
	Lazard Group LLC	5.625%	8/1/2035	3,106	3,119
	Lincoln National Corp.	6.800%	7/15/2056	2,847	2,842
	Lloyds Banking Group plc	4.976%	8/11/2033	11,660	11,607
	Lloyds Banking Group plc	7.953%	11/15/2033	9,098	10,319
	Lloyds Banking Group plc	5.679%	1/5/2035	20,336	20,904
	Lloyds Banking Group plc	5.590%	11/26/2035	10,269	10,480
	Lloyds Banking Group plc	6.068%	6/13/2036	8,415	8,680
	Lloyds Banking Group plc	4.943%	11/4/2036	11,773	11,428
	Loews Corp.	4.940%	4/1/2036	7,141	6,993
	LPL Holdings Inc.	6.000%	5/20/2034	4,398	4,498
	LPL Holdings Inc.	5.650%	3/15/2035	4,870	4,841
	LPL Holdings Inc.	5.750%	6/15/2035	4,898	4,901
	M&T Bank Corp.	5.053%	1/27/2034	11,474	11,381
[3]	M&T Bank Corp.	5.385%	1/16/2036	10,308	10,304
	Manulife Financial Corp.	3.703%	3/16/2032	6,594	6,254
	Manulife Financial Corp.	4.986%	12/11/2035	9,461	9,306
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	15,800	15,840
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	5,924	5,244
14

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	5,637	5,900
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,349	6,528
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	4,747	4,781
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	17,285	17,120
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	5,945	5,846
	Mastercard Inc.	2.000%	11/18/2031	9,507	8,397
	Mastercard Inc.	4.350%	1/15/2032	12,671	12,488
	Mastercard Inc.	4.950%	3/15/2032	7,739	7,849
	Mastercard Inc.	4.850%	3/9/2033	5,164	5,202
	Mastercard Inc.	4.875%	5/9/2034	8,395	8,416
	Mastercard Inc.	4.550%	1/15/2035	15,224	14,836
	Mastercard Inc.	5.000%	6/8/2036	12,100	12,057
	Mercury General Corp.	6.250%	6/15/2036	2,900	2,951
	MetLife Inc.	6.500%	12/15/2032	8,081	8,807
	MetLife Inc.	5.375%	7/15/2033	10,064	10,380
	MetLife Inc.	5.300%	12/15/2034	13,515	13,751
	MetLife Inc.	5.700%	6/15/2035	9,770	10,161
[3]	MetLife Inc.	6.350%	3/15/2055	9,144	9,369
[3]	MetLife Inc.	5.850%	3/15/2056	9,188	9,063
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	39,479	34,802
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	1,478	1,308
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	8,880	7,944
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	19,832	19,906
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	11,587	11,823
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	9,570	9,768
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	18,025	18,286
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	6,383	6,524
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	12,812	13,118
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	9,451	9,386
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	14,624	14,349
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	11,410	11,383
	Mizuho Financial Group Inc.	2.564%	9/13/2031	7,633	6,746
	Mizuho Financial Group Inc.	2.260%	7/9/2032	2,256	1,983
	Mizuho Financial Group Inc.	5.669%	9/13/2033	7,172	7,411
	Mizuho Financial Group Inc.	5.754%	5/27/2034	9,245	9,598
	Mizuho Financial Group Inc.	5.748%	7/6/2034	13,640	14,139
	Mizuho Financial Group Inc.	5.579%	5/26/2035	4,178	4,274
	Mizuho Financial Group Inc.	5.323%	7/8/2036	22,949	23,016
	Mizuho Financial Group Inc.	5.050%	5/12/2037	6,663	6,530
[5]	Mizuho Financial Group Inc.	5.337%	7/13/2037	4,000	3,976
[3]	Morgan Stanley	2.239%	7/21/2032	29,148	25,569
[3]	Morgan Stanley	2.511%	10/20/2032	7,529	6,655
	Morgan Stanley	2.943%	1/21/2033	12,945	11,643
	Morgan Stanley	4.889%	7/20/2033	20,745	20,585
	Morgan Stanley	6.342%	10/18/2033	73,765	78,636
[3]	Morgan Stanley	5.250%	4/21/2034	31,123	31,331
[3]	Morgan Stanley	5.424%	7/21/2034	37,670	38,246
	Morgan Stanley	6.627%	11/1/2034	17,767	19,289
	Morgan Stanley	5.466%	1/18/2035	22,121	22,474
	Morgan Stanley	5.831%	4/19/2035	17,842	18,519
	Morgan Stanley	5.320%	7/19/2035	25,089	25,223
	Morgan Stanley	5.587%	1/18/2036	64,891	66,285
	Morgan Stanley	5.664%	4/17/2036	20,675	21,211
	Morgan Stanley	2.484%	9/16/2036	29,778	25,841
[3]	Morgan Stanley	4.892%	10/22/2036	8,199	7,940
	Morgan Stanley	5.073%	1/30/2037	24,631	24,094
	Morgan Stanley	5.296%	4/10/2037	37,520	37,332
	Morgan Stanley	5.297%	4/20/2037	23,402	23,319
	Morgan Stanley	5.948%	1/19/2038	22,065	22,740
	Morgan Stanley	5.942%	2/7/2039	13,090	13,506
	Morgan Stanley	5.314%	1/18/2041	7,568	7,390
	Nasdaq Inc.	5.550%	2/15/2034	11,648	11,967
	NatWest Group plc	6.016%	3/2/2034	9,019	9,477
	NatWest Group plc	5.778%	3/1/2035	9,088	9,415
	Nomura Holdings Inc.	2.608%	7/14/2031	9,188	8,204
15

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.166%	7/14/2031	1,464	1,468
	Nomura Holdings Inc.	2.999%	1/22/2032	5,091	4,584
	Nomura Holdings Inc.	6.181%	1/18/2033	4,330	4,575
	Nomura Holdings Inc.	5.783%	7/3/2034	20,494	21,138
	Nomura Holdings Inc.	5.491%	6/29/2035	6,970	7,076
	Nomura Holdings Inc.	5.545%	7/14/2036	1,982	1,987
	Northern Trust Corp.	6.125%	11/2/2032	9,004	9,626
	Northern Trust Corp.	5.117%	11/19/2040	3,412	3,336
	Old Republic International Corp.	5.750%	3/28/2034	2,405	2,445
	Old Republic International Corp.	5.700%	6/1/2036	6,500	6,523
	ORIX Corp.	4.000%	4/13/2032	5,374	5,131
	ORIX Corp.	5.200%	9/13/2032	4,360	4,416
	ORIX Corp.	5.400%	2/25/2035	4,256	4,304
	PayPal Holdings Inc.	4.400%	6/1/2032	10,194	9,912
	PayPal Holdings Inc.	5.150%	6/1/2034	9,289	9,233
	PayPal Holdings Inc.	5.100%	4/1/2035	5,168	5,093
	PayPal Holdings Inc.	5.550%	6/1/2036	7,293	7,293
	PNC Financial Services Group Inc.	4.812%	10/21/2032	9,999	9,962
	PNC Financial Services Group Inc.	4.626%	6/6/2033	5,318	5,172
	PNC Financial Services Group Inc.	6.037%	10/28/2033	23,538	24,805
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,805	16,819
	PNC Financial Services Group Inc.	5.939%	8/18/2034	9,591	10,082
	PNC Financial Services Group Inc.	6.875%	10/20/2034	17,925	19,796
	PNC Financial Services Group Inc.	5.676%	1/22/2035	11,879	12,246
	PNC Financial Services Group Inc.	5.401%	7/23/2035	18,874	19,119
	PNC Financial Services Group Inc.	5.575%	1/29/2036	25,849	26,474
	PNC Financial Services Group Inc.	5.373%	7/21/2036	6,064	6,127
	PNC Financial Services Group Inc.	5.423%	1/25/2041	14,039	13,804
	Primerica Inc.	2.800%	11/19/2031	6,608	5,942
	Principal Financial Group Inc.	5.375%	3/15/2033	3,940	4,017
	Principal Financial Group Inc.	5.300%	1/15/2037	4,300	4,262
	Progressive Corp.	3.000%	3/15/2032	1,770	1,616
	Progressive Corp.	6.250%	12/1/2032	943	1,019
	Progressive Corp.	4.950%	6/15/2033	5,478	5,517
	Progressive Corp.	5.150%	3/26/2036	9,076	9,080
[3]	Prudential Financial Inc.	5.750%	7/15/2033	6,549	6,906
	Prudential Financial Inc.	5.200%	3/14/2035	5,588	5,603
	Prudential Financial Inc.	5.125%	3/1/2052	6,841	6,696
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,477
	Prudential Financial Inc.	6.750%	3/1/2053	3,382	3,556
	Prudential Financial Inc.	6.500%	3/15/2054	9,816	10,140
	Prudential Financial Inc.	6.250%	6/15/2056	2,282	2,287
	Prudential Funding Asia plc	3.625%	3/24/2032	3,571	3,347
	Raymond James Financial Inc.	4.900%	9/11/2035	10,428	10,166
	Regions Financial Corp.	5.502%	9/6/2035	9,538	9,649
	Reinsurance Group of America Inc.	6.000%	9/15/2033	4,874	5,085
	Reinsurance Group of America Inc.	5.750%	9/15/2034	3,967	4,061
	Reinsurance Group of America Inc.	6.650%	9/15/2055	6,345	6,434
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	8,985	9,205
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	7,005	7,153
[3]	Royal Bank of Canada	2.300%	11/3/2031	14,063	12,542
	Royal Bank of Canada	3.875%	5/4/2032	6,958	6,654
[3]	Royal Bank of Canada	5.000%	2/1/2033	26,072	26,266
[3]	Royal Bank of Canada	5.000%	5/2/2033	1,484	1,496
[3]	Royal Bank of Canada	5.150%	2/1/2034	14,636	14,919
	Santander Holdings USA Inc.	6.342%	5/31/2035	2,999	3,158
	Santander UK Group Holdings plc	5.136%	9/22/2036	5,778	5,618
	Selective Insurance Group Inc.	5.900%	4/15/2035	4,016	4,163
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	1,150	1,129
	State Street Corp.	4.675%	10/22/2032	1,073	1,066
	State Street Corp.	2.623%	2/7/2033	2,243	1,999
	State Street Corp.	4.421%	5/13/2033	952	930
	State Street Corp.	4.164%	8/4/2033	7,987	7,682
	State Street Corp.	4.821%	1/26/2034	8,148	8,085
	State Street Corp.	5.159%	5/18/2034	7,611	7,693
16

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	6.123%	11/21/2034	7,944	8,376
	State Street Corp.	5.146%	2/28/2036	11,698	11,710
	State Street Corp.	4.784%	10/23/2036	9,622	9,344
	State Street Corp.	5.094%	4/24/2037	5,965	5,912
	Stewart Information Services Corp.	3.600%	11/15/2031	4,300	3,822
[3]	Sumisho Air Lease Corp.	5.200%	7/15/2031	9,255	9,296
[3]	Sumisho Air Lease Corp.	2.875%	1/15/2032	6,965	6,221
[4]	Sumisho Air Lease Corp.	5.500%	3/24/2036	4,500	4,482
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	3,740	3,820
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	15,806	13,837
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	8,091	8,266
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	16,024	16,673
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	6,511	6,466
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	9,668	10,034
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	5,271	5,500
[5]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	3,400	3,386
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	16,172	16,581
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	8,752	9,023
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	7,128	7,132
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	9,033	8,871
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	12,983	12,661
	Synchrony Financial	2.875%	10/28/2031	9,607	8,472
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	8,270	7,315
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	6,420	5,692
	Toronto-Dominion Bank	5.298%	1/30/2032	5,685	5,808
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	15,762	14,500
	Toronto-Dominion Bank	4.456%	6/8/2032	15,621	15,353
	Toronto-Dominion Bank	4.866%	4/22/2033	14,120	14,016
	Toronto-Dominion Bank	4.928%	10/15/2035	10,430	10,247
	TPG Operating Group II LP	4.875%	5/15/2031	2,000	1,970
	TPG Operating Group II LP	5.875%	3/5/2034	3,185	3,229
	TPG Operating Group II LP	5.375%	1/15/2036	2,110	2,053
	Travelers Cos. Inc.	5.050%	7/24/2035	2,261	2,253
	Travelers Property Casualty Corp.	6.375%	3/15/2033	3,528	3,867
[3]	Truist Financial Corp.	5.153%	8/5/2032	165	166
[3]	Truist Financial Corp.	4.916%	7/28/2033	12,976	12,724
[3]	Truist Financial Corp.	6.123%	10/28/2033	8,191	8,641
[3]	Truist Financial Corp.	5.122%	1/26/2034	10,869	10,856
[3]	Truist Financial Corp.	5.867%	6/8/2034	16,111	16,758
[3]	Truist Financial Corp.	5.711%	1/24/2035	16,299	16,787
[3]	Truist Financial Corp.	4.964%	10/23/2036	15,375	14,949
	UBS Americas Inc.	7.125%	7/15/2032	10,735	11,946
	Unum Group	5.250%	12/15/2035	2,464	2,426
[3]	US Bancorp	2.677%	1/27/2033	6,467	5,750
[3]	US Bancorp	4.967%	7/22/2033	8,722	8,645
	US Bancorp	5.850%	10/21/2033	18,371	19,155
	US Bancorp	4.839%	2/1/2034	25,253	24,917
	US Bancorp	5.836%	6/12/2034	8,450	8,806
	US Bancorp	5.678%	1/23/2035	21,659	22,361
	US Bancorp	5.424%	2/12/2036	8,270	8,420
	US Bancorp	2.491%	11/3/2036	19,559	17,031
	US Bancorp	5.033%	1/26/2037	4,860	4,793
	US Bancorp	5.723%	5/20/2041	9,200	9,255
	Visa Inc.	4.400%	2/12/2033	7,998	7,876
	Visa Inc.	4.700%	2/12/2036	15,415	15,217
	Voya Financial Inc.	5.000%	9/20/2034	2,092	2,056
	Voya Financial Inc.	5.050%	3/2/2036	3,694	3,590
[3]	Wells Fargo & Co.	3.350%	3/2/2033	37,344	34,325
[3]	Wells Fargo & Co.	4.897%	7/25/2033	21,785	21,628
	Wells Fargo & Co.	5.389%	4/24/2034	39,049	39,650
[3]	Wells Fargo & Co.	5.557%	7/25/2034	39,284	40,244
	Wells Fargo & Co.	6.491%	10/23/2034	21,387	23,092
	Wells Fargo & Co.	5.499%	1/23/2035	8,490	8,657
	Wells Fargo & Co.	5.375%	2/7/2035	568	584
	Wells Fargo & Co.	5.211%	12/3/2035	44,602	44,531
17

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.605%	4/23/2036	44,269	45,386
	Wells Fargo & Co.	4.892%	9/15/2036	15,200	14,834
	Wells Fargo & Co.	4.960%	1/23/2037	43,250	42,216
	Westpac Banking Corp.	5.405%	8/10/2033	3,571	3,612
	Westpac Banking Corp.	6.820%	11/17/2033	7,022	7,648
[3]	Westpac Banking Corp.	5.618%	11/20/2035	14,732	14,851
	Westpac Banking Corp.	3.020%	11/18/2036	15,210	13,590
	Willis North America Inc.	5.350%	5/15/2033	7,272	7,367
	Willis North America Inc.	5.150%	3/15/2036	3,000	2,941
	Zions Bancorp NA	6.816%	11/19/2035	3,608	3,793
					6,663,633
Health Care (3.4%)
	Abbott Laboratories	4.300%	3/15/2033	26,246	25,459
	Abbott Laboratories	4.650%	3/15/2036	35,187	34,166
	AbbVie Inc.	4.400%	3/15/2033	11,761	11,511
	AbbVie Inc.	5.050%	3/15/2034	29,272	29,586
	AbbVie Inc.	4.550%	3/15/2035	22,264	21,587
	AbbVie Inc.	5.200%	3/15/2035	2,946	2,994
	AbbVie Inc.	4.500%	5/14/2035	33,131	31,916
	AbbVie Inc.	4.750%	3/15/2036	15,159	14,831
	AbbVie Inc.	4.300%	5/14/2036	9,260	8,740
	Adventist Health System	5.430%	3/1/2032	4,175	4,237
	Adventist Health System	5.757%	12/1/2034	4,370	4,484
	Aetna Inc.	6.625%	6/15/2036	5,000	5,446
	Agilent Technologies Inc.	4.750%	9/9/2034	6,390	6,288
	Amgen Inc.	2.000%	1/15/2032	14,949	12,912
	Amgen Inc.	3.350%	2/22/2032	5,739	5,325
	Amgen Inc.	4.200%	3/1/2033	5,781	5,553
	Amgen Inc.	5.250%	3/2/2033	37,425	38,087
	Amgen Inc.	4.850%	2/19/2036	17,071	16,719
[3]	Ascension Health	4.923%	11/15/2035	7,763	7,670
	AstraZeneca Finance LLC	4.300%	3/2/2033	6,532	6,353
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,569	5,609
	AstraZeneca Finance LLC	5.000%	2/26/2034	13,232	13,360
	AstraZeneca Finance LLC	4.600%	3/2/2036	6,935	6,722
	Augusta SpinCo Corp.	4.945%	3/23/2033	7,000	6,950
	Augusta SpinCo Corp.	5.245%	3/23/2036	6,777	6,777
	Baxter International Inc.	2.539%	2/1/2032	17,069	14,677
	Baxter International Inc.	5.650%	12/15/2035	6,500	6,444
	Becton Dickinson & Co.	4.298%	8/22/2032	4,614	4,471
	Becton Dickinson & Co.	5.110%	2/8/2034	6,099	6,115
	Biogen Inc.	5.750%	5/15/2035	7,364	7,668
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	7,209	6,703
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	2,590	2,570
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	13,244	12,101
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	26,917	27,457
	Cardinal Health Inc.	5.450%	2/15/2034	2,615	2,669
	Cardinal Health Inc.	5.350%	11/15/2034	9,603	9,720
	Cardinal Health Inc.	5.150%	9/15/2035	3,870	3,863
[3]	Cedars-Sinai Health System	2.288%	8/15/2031	2,720	2,430
	Cencora Inc.	4.600%	2/13/2033	4,988	4,877
	Cencora Inc.	5.125%	2/15/2034	3,090	3,098
	Cencora Inc.	5.150%	2/15/2035	7,710	7,699
	Cencora Inc.	4.900%	2/13/2036	9,383	9,147
	Cigna Group	4.875%	9/15/2032	14,949	14,919
	Cigna Group	5.400%	3/15/2033	9,781	10,019
	Cigna Group	5.250%	2/15/2034	6,843	6,919
	Cigna Group	5.250%	1/15/2036	11,701	11,726
	CommonSpirit Health	5.205%	12/1/2031	10,876	11,008
	CommonSpirit Health	5.318%	12/1/2034	8,314	8,330
	CommonSpirit Health	4.825%	9/1/2035	2,265	2,203
[3]	CommonSpirit Health	4.975%	9/1/2035	5,795	5,623
	CVS Health Corp.	1.875%	2/28/2031	5,528	4,850
	CVS Health Corp.	2.125%	9/15/2031	9,530	8,334
18

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	5.000%	9/15/2032	5,342	5,351
CVS Health Corp.	5.250%	2/21/2033	13,876	14,100
CVS Health Corp.	5.300%	6/1/2033	13,929	14,121
CVS Health Corp.	5.700%	6/1/2034	14,565	15,034
CVS Health Corp.	5.450%	9/15/2035	18,604	18,846
Elevance Health Inc.	4.950%	11/1/2031	11,674	11,712
Elevance Health Inc.	4.600%	9/15/2032	8,516	8,348
Elevance Health Inc.	5.500%	10/15/2032	7,730	7,938
Elevance Health Inc.	4.750%	2/15/2033	8,923	8,795
Elevance Health Inc.	5.375%	6/15/2034	10,380	10,541
Elevance Health Inc.	5.950%	12/15/2034	2,016	2,121
Elevance Health Inc.	5.200%	2/15/2035	15,260	15,290
Elevance Health Inc.	5.000%	1/15/2036	14,823	14,540
Eli Lilly & Co.	4.900%	2/12/2032	11,600	11,759
Eli Lilly & Co.	4.550%	10/15/2032	10,446	10,388
Eli Lilly & Co.	4.700%	2/27/2033	5,634	5,652
Eli Lilly & Co.	4.650%	5/20/2033	11,471	11,407
Eli Lilly & Co.	4.700%	2/9/2034	15,230	15,129
Eli Lilly & Co.	4.600%	8/14/2034	9,661	9,527
Eli Lilly & Co.	5.100%	2/12/2035	10,445	10,611
Eli Lilly & Co.	4.900%	10/15/2035	15,972	15,941
Eli Lilly & Co.	4.850%	5/20/2036	13,960	13,829
GE HealthCare Technologies Inc.	5.905%	11/22/2032	15,994	16,823
GE HealthCare Technologies Inc.	5.500%	6/15/2035	8,620	8,764
GE HealthCare Technologies Inc.	4.950%	12/15/2035	6,776	6,610
Gilead Sciences Inc.	5.250%	10/15/2033	11,253	11,571
Gilead Sciences Inc.	5.100%	6/15/2035	12,573	12,675
Gilead Sciences Inc.	4.600%	9/1/2035	8,859	8,613
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,089	3,178
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	9,591	9,504
HCA Inc.	2.375%	7/15/2031	9,640	8,555
HCA Inc.	5.500%	3/1/2032	8,444	8,625
HCA Inc.	3.625%	3/15/2032	20,601	19,176
HCA Inc.	4.600%	11/15/2032	6,520	6,350
HCA Inc.	5.500%	6/1/2033	10,333	10,552
HCA Inc.	5.600%	4/1/2034	12,198	12,449
HCA Inc.	5.450%	9/15/2034	15,271	15,429
HCA Inc.	5.750%	3/1/2035	18,658	19,230
HCA Inc.	4.900%	11/15/2035	9,705	9,391
HCA Inc.	5.300%	5/15/2036	12,183	12,100
Humana Inc.	2.150%	2/3/2032	5,150	4,476
Humana Inc.	5.875%	3/1/2033	7,717	7,955
Humana Inc.	5.950%	3/15/2034	8,720	9,026
Humana Inc.	5.550%	5/1/2035	7,978	7,983
Icon Investments Six DAC	6.000%	5/8/2034	4,435	4,544
Johnson & Johnson	4.850%	3/1/2032	13,911	14,210
Johnson & Johnson	4.375%	12/5/2033	4,521	4,484
Johnson & Johnson	4.950%	6/1/2034	926	951
Johnson & Johnson	5.000%	3/1/2035	11,503	11,789
Laboratory Corp. of America Holdings	4.550%	4/1/2032	5,147	5,063
Laboratory Corp. of America Holdings	4.800%	10/1/2034	9,356	9,105
McKesson Corp.	4.950%	5/30/2032	8,877	8,952
McKesson Corp.	5.100%	7/15/2033	3,453	3,495
McKesson Corp.	5.250%	5/30/2035	7,206	7,323
Medtronic Global Holdings SCA	4.500%	3/30/2033	12,154	11,921
Medtronic Inc.	4.375%	3/15/2035	14,532	13,962
Merck & Co. Inc.	2.150%	12/10/2031	29,709	26,223
Merck & Co. Inc.	4.550%	9/15/2032	9,936	9,856
Merck & Co. Inc.	4.450%	12/4/2032	10,100	9,941
Merck & Co. Inc.	4.500%	5/17/2033	4,004	3,959
Merck & Co. Inc.	4.950%	5/22/2033	25,025	25,187
Merck & Co. Inc.	4.950%	9/15/2035	17,963	17,923
Merck & Co. Inc.	4.750%	12/4/2035	15,545	15,236
Merck & Co. Inc.	5.200%	5/22/2036	14,229	14,402
Novartis Capital Corp.	4.000%	9/18/2031	10,359	10,119
19

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.300%	11/5/2032	5,207	5,096
	Novartis Capital Corp.	4.600%	3/18/2033	19,821	19,636
	Novartis Capital Corp.	4.200%	9/18/2034	7,452	7,172
	Novartis Capital Corp.	4.600%	11/5/2035	8,692	8,492
	Novartis Capital Corp.	4.900%	3/18/2036	23,566	23,426
	OhioHealth Corp.	2.297%	11/15/2031	4,499	3,994
	Orlando Health Obligated Group	5.475%	10/1/2035	3,644	3,739
	PeaceHealth Obligated Group	4.855%	11/15/2032	1,570	1,556
	Pfizer Inc.	1.750%	8/18/2031	13,968	12,197
	Pfizer Inc.	4.500%	11/15/2032	13,661	13,474
	Pfizer Inc.	4.875%	11/15/2035	21,992	21,742
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	42,373	41,971
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,730	3,232
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,753	7,903
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	2,165	2,215
	Quest Diagnostics Inc.	6.400%	11/30/2033	3,293	3,559
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,402	10,331
	Quest Diagnostics Inc.	5.000%	6/30/2036	3,198	3,144
	Revvity Inc.	2.250%	9/15/2031	8,000	7,046
	Royalty Pharma plc	2.150%	9/2/2031	5,992	5,258
	Royalty Pharma plc	5.400%	9/2/2034	1,939	1,955
	Royalty Pharma plc	5.200%	9/25/2035	5,760	5,708
	Sanofi SA	4.200%	11/3/2032	11,065	10,824
	Smith & Nephew plc	5.400%	3/20/2034	6,685	6,737
	Solventum Corp.	5.600%	3/23/2034	15,029	15,377
	Stryker Corp.	4.625%	9/11/2034	6,483	6,322
	Stryker Corp.	5.200%	2/10/2035	10,130	10,238
[3]	Sutter Health	5.537%	8/15/2035	12,341	12,722
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,456	9,569
	Takeda US Financing Inc.	5.200%	7/7/2035	15,705	15,681
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	2,900	2,846
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	7,500	6,592
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	8,070	7,938
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,678	6,742
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	3,475	3,415
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	13,095	13,264
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	7,777	7,637
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	12,885	12,728
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,908	14,006
	UnitedHealth Group Inc.	4.200%	5/15/2032	13,439	13,061
	UnitedHealth Group Inc.	5.350%	2/15/2033	15,252	15,657
	UnitedHealth Group Inc.	4.500%	4/15/2033	17,504	17,121
	UnitedHealth Group Inc.	5.000%	4/15/2034	10,370	10,364
	UnitedHealth Group Inc.	5.150%	7/15/2034	18,844	19,019
	UnitedHealth Group Inc.	5.300%	6/15/2035	18,460	18,797
	UnitedHealth Group Inc.	4.625%	7/15/2035	1,100	1,064
	UnitedHealth Group Inc.	5.800%	3/15/2036	8,000	8,416
	Universal Health Services Inc.	5.050%	10/15/2034	5,955	5,705
	UPMC	5.035%	5/15/2033	5,580	5,606
	Wyeth LLC	6.000%	2/15/2036	2,200	2,337
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	11,962	10,720
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	8,195	8,197
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	976	993
	Zoetis Inc.	5.600%	11/16/2032	7,619	7,914
	Zoetis Inc.	5.000%	8/17/2035	10,846	10,711
					1,788,748
Industrials (2.2%)
	3M Co.	5.150%	3/15/2035	5,522	5,576
	AGCO Corp.	5.800%	3/21/2034	5,871	5,981
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	4,748	4,832
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	3,685	3,762
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5,418	4,848
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	4,676	4,556
[3]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	4,150	4,117
20

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,795	2,621
	Amphenol Corp.	2.200%	9/15/2031	7,650	6,762
	Amphenol Corp.	4.400%	2/15/2033	29,384	28,573
	Amphenol Corp.	5.250%	4/5/2034	6,115	6,226
	Amphenol Corp.	5.000%	1/15/2035	11,023	10,999
	Amphenol Corp.	4.625%	2/15/2036	22,690	21,912
	Boeing Co.	6.125%	2/15/2033	4,919	5,232
	Boeing Co.	3.600%	5/1/2034	8,220	7,392
	Boeing Co.	6.528%	5/1/2034	36,379	39,552
	Boeing Co.	3.250%	2/1/2035	5,375	4,663
	Canadian National Railway Co.	3.850%	8/5/2032	5,973	5,682
	Canadian National Railway Co.	4.375%	9/18/2034	6,915	6,670
	Canadian National Railway Co.	4.750%	11/12/2035	3,069	3,005
	Canadian National Railway Co.	4.950%	5/12/2036	4,050	4,024
	Canadian Pacific Railway Co.	2.450%	12/2/2031	19,288	17,153
	Canadian Pacific Railway Co.	5.200%	3/30/2035	7,605	7,692
	Carrier Global Corp.	5.900%	3/15/2034	8,505	8,968
	Caterpillar Inc.	5.200%	5/15/2035	5,872	5,992
	CSX Corp.	4.100%	11/15/2032	8,604	8,329
	CSX Corp.	5.050%	6/15/2035	12,589	12,620
	Cummins Inc.	5.150%	2/20/2034	4,581	4,647
	Cummins Inc.	5.300%	5/9/2035	12,965	13,220
	Deere & Co.	5.450%	1/16/2035	9,693	10,024
	Dover Corp.	5.375%	10/15/2035	4,295	4,416
	Eaton Corp.	4.000%	11/2/2032	3,774	3,641
	Eaton Corp.	4.500%	3/6/2033	7,351	7,200
[3]	Eaton Corp.	4.150%	3/15/2033	10,202	9,856
	Eaton Corp.	4.800%	3/6/2036	25,576	25,093
	Embraer Netherlands Finance BV	5.980%	2/11/2035	5,575	5,805
	Emerson Electric Co.	2.200%	12/21/2031	10,025	8,872
	Emerson Electric Co.	5.000%	3/15/2035	3,199	3,209
[3]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	4,371	3,774
[3]	FedEx Corp.	4.250%	5/15/2030	3,336	3,292
[3]	FedEx Corp.	2.400%	5/15/2031	2,204	1,987
[3]	FedEx Corp.	4.900%	1/15/2034	2,955	2,934
[4]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	11,701	11,462
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	5,871	5,717
	Flowserve Corp.	2.800%	1/15/2032	3,013	2,673
	Flowserve Corp.	5.700%	5/15/2036	2,200	2,212
	GE Capital Funding LLC	4.550%	5/15/2032	5,859	5,810
	GE Vernova Inc.	4.875%	2/4/2036	5,336	5,251
[3]	General Electric Co.	6.750%	3/15/2032	5,601	6,167
	General Electric Co.	4.900%	1/29/2036	7,870	7,862
	GXO Logistics Inc.	2.650%	7/15/2031	6,802	6,029
	GXO Logistics Inc.	6.500%	5/6/2034	5,257	5,508
	HEICO Corp.	5.350%	8/1/2033	4,810	4,886
	Hexcel Corp.	5.875%	2/26/2035	3,140	3,250
[4]	Honeywell Aerospace Inc.	4.600%	3/16/2033	20,565	20,179
[4]	Honeywell Aerospace Inc.	4.950%	3/16/2036	32,404	31,910
	Honeywell International Inc.	1.750%	9/1/2031	9,751	8,467
	Honeywell International Inc.	4.500%	1/15/2034	5,847	5,713
	Howmet Aerospace Inc.	4.850%	10/15/2031	5,377	5,393
	Howmet Aerospace Inc.	4.550%	11/15/2032	4,437	4,358
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	9,105	9,379
	Ingersoll Rand Inc.	5.700%	8/14/2033	9,335	9,709
	Ingersoll Rand Inc.	5.450%	6/15/2034	7,071	7,200
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	3,005	3,102
	Jacobs Solutions Inc.	5.375%	3/3/2036	5,830	5,735
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	1,432	1,357
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	3,160	2,797
	John Deere Capital Corp.	4.400%	9/8/2031	14,399	14,277
[3]	John Deere Capital Corp.	3.900%	6/7/2032	10,754	10,358
[3]	John Deere Capital Corp.	4.350%	9/15/2032	7,197	7,099
[3]	John Deere Capital Corp.	5.150%	9/8/2033	15,246	15,593
[3]	John Deere Capital Corp.	5.100%	4/11/2034	10,471	10,623
21

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	5.050%	6/12/2034	8,931	9,020
	Johnson Controls International plc	2.000%	9/16/2031	5,049	4,429
	Johnson Controls International plc	4.900%	12/1/2032	6,710	6,712
	Kennametal Inc.	5.800%	5/28/2036	2,375	2,400
	Keysight Technologies Inc.	4.950%	10/15/2034	4,310	4,260
	L3Harris Technologies Inc.	5.400%	7/31/2033	15,002	15,345
	L3Harris Technologies Inc.	5.350%	6/1/2034	5,435	5,526
	LKQ Corp.	6.250%	6/15/2033	3,535	3,653
	Lockheed Martin Corp.	4.700%	12/15/2031	4,841	4,871
	Lockheed Martin Corp.	3.900%	6/15/2032	9,248	8,922
	Lockheed Martin Corp.	5.250%	1/15/2033	7,123	7,362
	Lockheed Martin Corp.	4.750%	2/15/2034	9,883	9,819
	Lockheed Martin Corp.	4.800%	8/15/2034	6,903	6,864
	Lockheed Martin Corp.	5.000%	8/15/2035	11,287	11,325
	Norfolk Southern Corp.	3.000%	3/15/2032	15,963	14,604
	Norfolk Southern Corp.	4.450%	3/1/2033	840	822
	Norfolk Southern Corp.	5.550%	3/15/2034	17,079	17,702
	Norfolk Southern Corp.	5.100%	5/1/2035	4,427	4,451
	Northrop Grumman Corp.	4.700%	3/15/2033	10,670	10,582
	Northrop Grumman Corp.	4.900%	6/1/2034	9,018	8,969
	nVent Finance Sarl	2.750%	11/15/2031	3,475	3,104
	nVent Finance Sarl	5.650%	5/15/2033	5,585	5,736
	Otis Worldwide Corp.	5.125%	11/19/2031	6,534	6,627
	Otis Worldwide Corp.	5.131%	9/4/2035	4,135	4,118
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	5,958	6,019
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,619	4,413
	Pentair Finance Sarl	5.900%	7/15/2032	4,925	5,108
	Regal Rexnord Corp.	6.400%	4/15/2033	11,344	12,039
	Republic Services Inc.	4.750%	7/15/2031	4,458	4,468
	Republic Services Inc.	1.750%	2/15/2032	3,173	2,713
	Republic Services Inc.	2.375%	3/15/2033	4,677	4,053
	Republic Services Inc.	5.000%	12/15/2033	4,855	4,901
	Republic Services Inc.	5.000%	4/1/2034	7,973	8,013
	Republic Services Inc.	5.000%	7/15/2036	3,665	3,637
	Rockwell Automation Inc.	1.750%	8/15/2031	3,190	2,770
	RTX Corp.	2.375%	3/15/2032	17,122	15,130
	RTX Corp.	5.150%	2/27/2033	9,812	9,993
	RTX Corp.	6.100%	3/15/2034	33,542	35,987
	Ryder System Inc.	6.600%	12/1/2033	6,318	6,893
	Southwest Airlines Co.	5.250%	11/15/2035	4,029	3,895
	Textron Inc.	6.100%	11/15/2033	4,400	4,657
	Textron Inc.	5.500%	5/15/2035	5,044	5,131
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	3,835	3,916
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	4,300	4,344
	Trimble Inc.	6.100%	3/15/2033	7,722	8,062
	Triton Container International Ltd.	3.250%	3/15/2032	7,485	6,700
	Triton Container International Ltd.	5.150%	2/15/2033	5,878	5,765
	Tyco Electronics Group SA	2.500%	2/4/2032	7,060	6,263
	Tyco Electronics Group SA	4.875%	2/9/2036	3,293	3,225
	Union Pacific Corp.	2.375%	5/20/2031	6,861	6,197
	Union Pacific Corp.	2.800%	2/14/2032	11,601	10,558
	Union Pacific Corp.	4.500%	1/20/2033	6,558	6,502
	Union Pacific Corp.	5.100%	2/20/2035	5,147	5,224
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	9,735	10,103
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	2,237	2,039
	United Parcel Service Inc.	4.875%	3/3/2033	10,540	10,664
	United Parcel Service Inc.	5.250%	5/14/2035	11,147	11,373
	Veralto Corp.	4.850%	1/15/2032	6,900	6,891
	Veralto Corp.	5.450%	9/18/2033	7,650	7,846
	Vertiv Holdings Co.	4.850%	3/15/2036	2,844	2,764
	Waste Connections Inc.	2.200%	1/15/2032	8,030	7,028
	Waste Connections Inc.	3.200%	6/1/2032	4,087	3,751
	Waste Connections Inc.	4.200%	1/15/2033	8,658	8,322
	Waste Connections Inc.	5.000%	3/1/2034	3,822	3,816
	Waste Connections Inc.	5.250%	9/1/2035	14,643	14,830
22

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.950%	7/3/2031	5,050	5,122
	Waste Management Inc.	4.800%	3/15/2032	7,757	7,797
	Waste Management Inc.	4.150%	4/15/2032	9,262	9,032
	Waste Management Inc.	4.625%	2/15/2033	4,947	4,910
	Waste Management Inc.	4.875%	2/15/2034	10,853	10,902
	Waste Management Inc.	4.950%	3/15/2035	16,200	16,174
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	3,565	3,657
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,476	9,669
	WW Grainger Inc.	4.450%	9/15/2034	5,530	5,367
	Xylem Inc.	5.200%	6/1/2033	2,016	2,043
	Xylem Inc.	5.450%	6/1/2036	2,026	2,063
					1,145,747
Materials (1.2%)
	Air Products and Chemicals Inc.	4.800%	3/3/2033	3,285	3,300
	Air Products and Chemicals Inc.	4.850%	2/8/2034	13,709	13,670
	Albemarle Corp.	5.050%	6/1/2032	1,863	1,856
	Amcor Finance USA Inc.	5.625%	5/26/2033	6,449	6,630
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,343	9,497
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	6,268	6,153
	Amrize Finance US LLC	5.400%	4/7/2035	13,340	13,548
	ArcelorMittal SA	6.800%	11/29/2032	11,326	12,435
	ArcelorMittal SA	6.000%	6/17/2034	3,355	3,507
	ArcelorMittal SA	5.375%	5/19/2036	9,520	9,435
	Berry Global Inc.	5.650%	1/15/2034	9,224	9,443
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	4,044	4,109
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	6,308	6,313
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	13,356	13,635
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,831	6,961
	Cabot Corp.	5.000%	6/30/2032	3,550	3,543
	Carlisle Cos. Inc.	2.200%	3/1/2032	4,695	4,049
	Carlisle Cos. Inc.	5.250%	9/15/2035	5,100	5,085
	Cemex SAB de CV	5.750%	6/5/2036	13,553	13,495
	CF Industries Inc.	5.150%	3/15/2034	8,161	8,083
	CF Industries Inc.	5.300%	11/26/2035	6,825	6,801
	CRH America Finance Inc.	5.400%	5/21/2034	5,795	5,879
	CRH America Finance Inc.	5.500%	1/9/2035	11,736	11,932
	CRH America Finance Inc.	5.000%	2/9/2036	10,140	9,921
	Dow Chemical Co.	6.300%	3/15/2033	2,407	2,529
	Dow Chemical Co.	5.150%	2/15/2034	599	587
	Dow Chemical Co.	5.350%	3/15/2035	5,811	5,718
	Dow Chemical Co.	5.650%	3/15/2036	2,400	2,386
	Eagle Materials Inc.	2.500%	7/1/2031	7,433	6,644
	Eastman Chemical Co.	5.750%	3/8/2033	1,771	1,829
	Eastman Chemical Co.	5.625%	2/20/2034	7,549	7,685
	Ecolab Inc.	2.125%	2/1/2032	6,591	5,774
	Ecolab Inc.	5.150%	6/15/2033	8,685	8,803
	Ecolab Inc.	5.000%	9/1/2035	1,340	1,337
	Ecolab Inc.	5.350%	6/15/2036	14,674	14,922
	EIDP Inc.	5.125%	5/15/2032	7,488	7,572
	EIDP Inc.	4.800%	5/15/2033	5,320	5,250
	Freeport-McMoRan Inc.	5.400%	11/14/2034	6,585	6,698
	Gerdau Trade Inc.	5.750%	6/9/2035	6,041	6,179
	Kinross Gold Corp.	6.250%	7/15/2033	3,975	4,196
	Lubrizol Corp.	6.500%	10/1/2034	3,387	3,755
	LYB International Finance III LLC	5.625%	5/15/2033	6,422	6,462
	LYB International Finance III LLC	5.500%	3/1/2034	6,262	6,209
	LYB International Finance III LLC	6.150%	5/15/2035	2,114	2,165
	LYB International Finance III LLC	5.875%	1/15/2036	5,235	5,251
	Martin Marietta Materials Inc.	2.400%	7/15/2031	7,614	6,776
	Martin Marietta Materials Inc.	5.150%	12/1/2034	6,418	6,420
	Mosaic Co.	5.450%	11/15/2033	4,974	5,031
	Newmont Corp.	2.600%	7/15/2032	10,015	8,969
	Newmont Corp.	5.350%	3/15/2034	29,400	30,124
[3]	Newmont Corp.	5.875%	4/1/2035	2,570	2,714
23

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nucor Corp.	3.125%	4/1/2032	4,111	3,774
Nucor Corp.	5.100%	6/1/2035	7,746	7,785
Nutrien Ltd.	5.250%	3/12/2032	10,240	10,399
Nutrien Ltd.	5.400%	6/21/2034	13,119	13,292
Nutrien Ltd.	4.125%	3/15/2035	695	639
Nutrien Ltd.	5.350%	5/29/2036	2,595	2,589
Packaging Corp. of America	5.700%	12/1/2033	3,567	3,713
Packaging Corp. of America	5.200%	8/15/2035	8,379	8,376
Rio Tinto Alcan Inc.	6.125%	12/15/2033	12,441	13,296
Rio Tinto Alcan Inc.	5.750%	6/1/2035	953	996
Rio Tinto Finance USA plc	5.000%	3/14/2032	6,175	6,240
Rio Tinto Finance USA plc	5.000%	3/9/2033	65	66
Rio Tinto Finance USA plc	5.250%	3/14/2035	16,527	16,786
RPM International Inc.	2.950%	1/15/2032	2,853	2,569
Sherwin-Williams Co.	4.800%	9/1/2031	12,630	12,645
Sherwin-Williams Co.	5.150%	8/15/2035	8,578	8,591
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	15,994	16,206
Smurfit Westrock Financing DAC	5.418%	1/15/2035	15,311	15,480
Smurfit Westrock Financing DAC	5.185%	1/15/2036	11,898	11,790
Sonoco Products Co.	2.850%	2/1/2032	3,941	3,541
Sonoco Products Co.	5.000%	9/1/2034	7,303	7,154
Southern Copper Corp.	7.500%	7/27/2035	10,034	11,522
Steel Dynamics Inc.	5.375%	8/15/2034	4,337	4,385
Steel Dynamics Inc.	5.250%	5/15/2035	14,676	14,712
Suzano Austria GmbH	3.125%	1/15/2032	10,250	9,087
Suzano Netherlands BV	5.500%	1/15/2036	9,332	9,083
Vale Overseas Ltd.	6.125%	6/12/2033	13,865	14,549
Vale Overseas Ltd.	8.250%	1/17/2034	3,714	4,364
Vulcan Materials Co.	5.350%	12/1/2034	7,009	7,113
Westlake Corp.	5.550%	11/15/2035	9,104	9,021
WRKCo Inc.	4.200%	6/1/2032	4,702	4,512
WRKCo Inc.	3.000%	6/15/2033	7,220	6,353
Yamana Gold Inc.	2.630%	8/15/2031	3,917	3,492
				625,385
Real Estate (1.8%)
Agree LP	4.800%	10/1/2032	4,610	4,554
Agree LP	5.625%	6/15/2034	1,732	1,777
Agree LP	5.600%	6/15/2035	5,865	6,012
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	4,591	4,228
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	13,259	11,164
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	8,452	6,892
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	8,365	7,100
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	4,071	4,067
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	5,823	5,718
American Assets Trust LP	6.150%	10/1/2034	4,692	4,768
American Homes 4 Rent LP	2.375%	7/15/2031	3,755	3,319
American Homes 4 Rent LP	3.625%	4/15/2032	3,131	2,907
American Homes 4 Rent LP	5.500%	2/1/2034	5,780	5,850
American Homes 4 Rent LP	5.500%	7/15/2034	4,458	4,508
American Homes 4 Rent LP	5.250%	3/15/2035	6,546	6,518
American Tower Corp.	2.300%	9/15/2031	10,358	9,138
American Tower Corp.	4.050%	3/15/2032	7,675	7,348
American Tower Corp.	5.650%	3/15/2033	8,525	8,793
American Tower Corp.	5.550%	7/15/2033	8,421	8,641
American Tower Corp.	5.900%	11/15/2033	1,905	1,987
American Tower Corp.	5.450%	2/15/2034	2,287	2,323
American Tower Corp.	5.400%	1/31/2035	13,400	13,555
American Tower Corp.	5.350%	3/15/2035	6,786	6,829
Americold Realty Operating Partnership LP	5.600%	5/15/2032	4,510	4,523
Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,495	5,340
AvalonBay Communities Inc.	2.050%	1/15/2032	8,688	7,595
AvalonBay Communities Inc.	5.000%	2/15/2033	7,181	7,245
AvalonBay Communities Inc.	5.300%	12/7/2033	4,028	4,133
AvalonBay Communities Inc.	5.350%	6/1/2034	84	86
24

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	5.000%	8/1/2035	3,265	3,245
	Boston Properties LP	2.550%	4/1/2032	5,297	4,611
	Boston Properties LP	2.450%	10/1/2033	12,625	10,382
	Boston Properties LP	6.500%	1/15/2034	4,271	4,526
	Boston Properties LP	5.750%	1/15/2035	8,514	8,603
	Brixmor Operating Partnership LP	2.500%	8/16/2031	7,229	6,437
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,280	2,293
	Brixmor Operating Partnership LP	5.500%	2/15/2034	2,874	2,931
	Brixmor Operating Partnership LP	5.750%	2/15/2035	3,546	3,671
	Broadstone Net Lease LLC	2.600%	9/15/2031	3,018	2,672
	Camden Property Trust	4.900%	2/28/2036	5,800	5,660
	CBRE Services Inc.	4.900%	1/15/2033	6,442	6,347
	CBRE Services Inc.	5.950%	8/15/2034	5,152	5,369
	CBRE Services Inc.	5.500%	6/15/2035	5,546	5,599
	CBRE Services Inc.	5.250%	6/1/2036	5,500	5,423
	COPT Defense Properties LP	2.900%	12/1/2033	4,441	3,793
	Cousins Properties LP	5.375%	2/15/2032	6,810	6,908
	Cousins Properties LP	4.875%	3/1/2033	4,541	4,420
	Cousins Properties LP	5.875%	10/1/2034	3,355	3,435
	Crown Castle Inc.	2.500%	7/15/2031	7,581	6,735
	Crown Castle Inc.	5.100%	5/1/2033	2,747	2,725
	Crown Castle Inc.	5.800%	3/1/2034	10,610	10,898
	Crown Castle Inc.	5.200%	9/1/2034	5,416	5,364
	CubeSmart LP	2.500%	2/15/2032	5,908	5,205
	CubeSmart LP	5.125%	11/1/2035	10,837	10,713
	DOC DR LLC	2.625%	11/1/2031	4,206	3,748
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	7,700	7,503
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	7,570	7,679
	Equinix Inc.	3.900%	4/15/2032	8,621	8,147
	ERP Operating LP	1.850%	8/1/2031	6,400	5,592
	ERP Operating LP	4.950%	6/15/2032	6,665	6,699
	ERP Operating LP	4.650%	9/15/2034	6,139	5,974
	Essential Properties LP	2.950%	7/15/2031	5,294	4,785
	Essential Properties LP	5.400%	12/1/2035	1,581	1,568
	Essential Properties LP	5.375%	7/15/2036	2,588	2,554
	Essex Portfolio LP	2.650%	3/15/2032	8,921	7,909
	Essex Portfolio LP	5.500%	4/1/2034	4,707	4,799
	Essex Portfolio LP	5.375%	4/1/2035	6,789	6,874
	Essex Portfolio LP	4.875%	2/15/2036	5,162	4,991
	Extra Space Storage LP	2.400%	10/15/2031	6,611	5,837
	Extra Space Storage LP	2.350%	3/15/2032	9,786	8,508
	Extra Space Storage LP	4.950%	1/15/2033	4,120	4,078
	Extra Space Storage LP	5.400%	2/1/2034	5,845	5,899
	Extra Space Storage LP	5.350%	1/15/2035	3,280	3,294
	Extra Space Storage LP	5.400%	6/15/2035	4,024	4,050
	GLP Capital LP	3.250%	1/15/2032	3,305	2,955
	GLP Capital LP	5.250%	2/15/2033	3,268	3,200
	GLP Capital LP	6.750%	12/1/2033	3,846	4,071
	GLP Capital LP	5.625%	9/15/2034	5,119	5,076
	GLP Capital LP	5.625%	3/1/2036	5,704	5,576
	Healthpeak OP LLC	5.250%	12/15/2032	6,324	6,376
	Healthpeak OP LLC	5.375%	2/15/2035	3,991	4,016
	Highwoods Realty LP	5.350%	1/15/2033	7,037	6,996
	Highwoods Realty LP	7.650%	2/1/2034	5,383	6,013
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	3,488	3,122
	Host Hotels & Resorts LP	5.700%	6/15/2032	5,254	5,402
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,338	6,470
	Host Hotels & Resorts LP	5.500%	4/15/2035	4,814	4,830
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	9,673	8,352
[5]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	2,920	2,898
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	4,343	4,132
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	11,131	10,972
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,571	3,636
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	2,378	1,998
	Kilroy Realty LP	2.500%	11/15/2032	5,085	4,217
25

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kilroy Realty LP	2.650%	11/15/2033	4,310	3,503
	Kimco Realty OP LLC	2.250%	12/1/2031	2,272	2,005
	Kimco Realty OP LLC	3.200%	4/1/2032	9,529	8,758
	Kimco Realty OP LLC	4.600%	2/1/2033	6,000	5,900
	Kimco Realty OP LLC	6.400%	3/1/2034	4,168	4,503
	Kimco Realty OP LLC	4.850%	3/1/2035	5,332	5,219
	Kimco Realty OP LLC	5.300%	2/1/2036	4,850	4,895
	Kite Realty Group LP	4.950%	12/15/2031	5,247	5,229
	Kite Realty Group LP	5.200%	8/15/2032	2,010	2,027
	Kite Realty Group LP	5.500%	3/1/2034	3,794	3,851
	LXP Industrial Trust	2.375%	10/1/2031	3,648	3,189
	Mid-America Apartments LP	5.300%	2/15/2032	4,421	4,519
	Mid-America Apartments LP	4.650%	1/15/2033	3,097	3,043
	Mid-America Apartments LP	5.000%	3/15/2034	3,375	3,356
	Mid-America Apartments LP	4.950%	3/1/2035	2,995	2,962
	NNN REIT Inc.	5.600%	10/15/2033	6,155	6,328
	NNN REIT Inc.	5.500%	6/15/2034	5,005	5,095
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	8,738	7,751
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	105	94
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	4,541	4,591
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	2,879	2,818
	Piedmont Operating Partnership LP	2.750%	4/1/2032	3,336	2,857
	Prologis LP	2.250%	1/15/2032	3,424	3,012
	Prologis LP	4.625%	1/15/2033	8,754	8,654
	Prologis LP	4.750%	6/15/2033	9,123	9,035
	Prologis LP	5.125%	1/15/2034	8,819	8,879
	Prologis LP	5.000%	3/15/2034	8,421	8,389
	Prologis LP	5.000%	1/31/2035	3,956	3,929
	Prologis LP	5.250%	5/15/2035	11,191	11,296
	Prologis LP	4.900%	6/15/2036	9,113	8,926
	Public Storage Operating Co.	2.250%	11/9/2031	12,412	10,996
	Public Storage Operating Co.	5.100%	8/1/2033	7,317	7,401
	Public Storage Operating Co.	5.000%	7/1/2035	4,525	4,507
	Public Storage Operating Co.	5.000%	12/15/2035	1,691	1,673
	Realty Income Corp.	2.700%	2/15/2032	70	63
	Realty Income Corp.	5.625%	10/13/2032	10,253	10,642
	Realty Income Corp.	2.850%	12/15/2032	6,865	6,097
	Realty Income Corp.	4.500%	2/1/2033	8,588	8,359
[3]	Realty Income Corp.	4.750%	4/15/2033	9,425	9,298
	Realty Income Corp.	4.900%	7/15/2033	7,600	7,551
	Realty Income Corp.	5.125%	2/15/2034	7,556	7,586
	Realty Income Corp.	5.125%	4/15/2035	7,235	7,234
	Regency Centers LP	5.000%	7/15/2032	50	50
	Regency Centers LP	4.500%	3/15/2033	1,961	1,906
	Regency Centers LP	5.250%	1/15/2034	4,369	4,429
	Regency Centers LP	5.100%	1/15/2035	1,260	1,260
	Rexford Industrial Realty LP	2.150%	9/1/2031	9,349	8,132
	Sabra Health Care LP	3.200%	12/1/2031	5,530	5,011
	Safehold GL Holdings LLC	5.650%	1/15/2035	6,683	6,764
	Simon Property Group LP	2.250%	1/15/2032	8,810	7,709
	Simon Property Group LP	2.650%	2/1/2032	850	759
	Simon Property Group LP	5.500%	3/8/2033	4,080	4,217
	Simon Property Group LP	6.250%	1/15/2034	6,008	6,445
	Simon Property Group LP	4.750%	9/26/2034	10,000	9,769
	Simon Property Group LP	5.125%	10/1/2035	14,379	14,389
	Store Capital LLC	2.700%	12/1/2031	3,643	3,205
	Sun Communities Operating LP	2.700%	7/15/2031	8,198	7,373
	Sun Communities Operating LP	4.200%	4/15/2032	6,215	5,938
	Tanger Properties LP	2.750%	9/1/2031	4,716	4,244
	UDR Inc.	3.000%	8/15/2031	5,265	4,830
[3]	UDR Inc.	2.100%	8/1/2032	2,673	2,271
[3]	UDR Inc.	1.900%	3/15/2033	4,748	3,922
[3]	UDR Inc.	2.100%	6/15/2033	1,610	1,339
	UDR Inc.	5.125%	9/1/2034	4,447	4,430
	Ventas Realty LP	5.100%	7/15/2032	4,660	4,690
26

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventas Realty LP	5.625%	7/1/2034	5,798	5,953
	Ventas Realty LP	5.000%	1/15/2035	4,864	4,785
	Ventas Realty LP	5.000%	2/15/2036	14,835	14,543
	VICI Properties LP	5.125%	11/15/2031	7,894	7,855
	VICI Properties LP	5.125%	5/15/2032	16,850	16,713
	VICI Properties LP	5.750%	4/1/2034	3,400	3,449
	VICI Properties LP	5.625%	4/1/2035	7,979	7,983
	Welltower OP LLC	2.750%	1/15/2032	5,807	5,234
	Welltower OP LLC	3.850%	6/15/2032	8,573	8,149
	Welltower OP LLC	5.125%	7/1/2035	12,430	12,476
	Weyerhaeuser Co.	7.375%	3/15/2032	672	750
	Weyerhaeuser Co.	3.375%	3/9/2033	10,171	9,207
	WP Carey Inc.	2.450%	2/1/2032	4,550	3,981
	WP Carey Inc.	2.250%	4/1/2033	3,676	3,085
[5]	WP Carey Inc.	5.200%	9/15/2036	3,811	3,761
					972,705
Technology (3.5%)
	Accenture Capital Inc.	4.250%	10/4/2031	13,305	12,984
	Accenture Capital Inc.	4.500%	10/4/2034	16,470	15,799
	Adobe Inc.	5.300%	1/17/2035	6,095	6,166
	Advanced Micro Devices Inc.	3.924%	6/1/2032	5,545	5,350
	Analog Devices Inc.	2.100%	10/1/2031	13,908	12,246
	Apple Inc.	1.700%	8/5/2031	8,057	7,070
	Apple Inc.	4.500%	5/12/2032	5,806	5,837
	Apple Inc.	3.350%	8/8/2032	13,267	12,528
	Apple Inc.	4.750%	5/12/2035	11,098	11,143
	Apple Inc.	4.500%	2/23/2036	11,450	11,323
	Applied Materials Inc.	5.100%	10/1/2035	4,661	4,709
	Arrow Electronics Inc.	2.950%	2/15/2032	5,475	4,864
	Arrow Electronics Inc.	5.875%	4/10/2034	4,280	4,406
	Atlassian Corp.	5.500%	5/15/2034	4,690	4,621
	Autodesk Inc.	2.400%	12/15/2031	12,591	11,038
	Autodesk Inc.	5.300%	6/15/2035	4,941	4,940
	Automatic Data Processing Inc.	4.750%	5/8/2032	9,666	9,682
	Automatic Data Processing Inc.	4.450%	9/9/2034	5,571	5,429
	Automatic Data Processing Inc.	5.000%	5/7/2036	9,250	9,180
	Avnet Inc.	5.500%	6/1/2032	5,231	5,293
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	6,892	6,923
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	280	279
[3]	Broadcom Inc.	4.550%	2/15/2032	7,214	7,115
[4]	Broadcom Inc.	4.150%	4/15/2032	4,545	4,372
	Broadcom Inc.	5.200%	4/15/2032	15,109	15,389
	Broadcom Inc.	4.900%	7/15/2032	15,822	15,866
	Broadcom Inc.	4.300%	11/15/2032	9,667	9,362
	Broadcom Inc.	4.600%	1/15/2033	10,189	9,999
	Broadcom Inc.	2.600%	2/15/2033	17,905	15,549
	Broadcom Inc.	3.419%	4/15/2033	32,842	29,932
	Broadcom Inc.	3.469%	4/15/2034	28,886	25,925
	Broadcom Inc.	4.800%	10/15/2034	12,003	11,752
	Broadcom Inc.	5.200%	7/15/2035	34,505	34,620
[4]	Broadcom Inc.	3.137%	11/15/2035	23,583	20,003
	Broadcom Inc.	4.950%	1/15/2036	11,398	11,199
	Broadcom Inc.	4.800%	2/15/2036	38,854	37,705
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	4,750	4,751
	Cadence Design Systems Inc.	4.700%	9/10/2034	9,917	9,707
	CDW LLC	3.569%	12/1/2031	12,783	11,743
	CDW LLC	5.550%	8/22/2034	4,945	4,878
	CGI Inc.	2.300%	9/14/2031	4,855	4,212
	Cintas Corp. No. 2	4.000%	5/1/2032	7,704	7,418
	Cisco Systems Inc.	4.950%	2/24/2032	10,027	10,148
	Cisco Systems Inc.	5.050%	2/26/2034	20,880	21,061
	Cisco Systems Inc.	5.100%	2/24/2035	17,897	18,077
	Concentrix Corp.	6.850%	8/2/2033	2,525	2,242
	Dell International LLC	5.300%	4/1/2032	8,927	9,076
27

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	4.750%	10/6/2032	10,383	10,260
	Dell International LLC	5.000%	2/15/2034	8,400	8,293
	Dell International LLC	5.400%	4/15/2034	11,361	11,523
	Dell International LLC	4.850%	2/1/2035	15,021	14,650
	Dell International LLC	5.500%	4/1/2035	9,038	9,203
	Dell International LLC	5.100%	2/15/2036	12,230	12,053
	Equifax Inc.	2.350%	9/15/2031	12,888	11,340
	Fidelity National Information Services Inc.	5.100%	7/15/2032	6,835	6,835
	Fiserv Inc.	5.600%	3/2/2033	8,104	8,190
	Fiserv Inc.	5.625%	8/21/2033	11,625	11,756
	Fiserv Inc.	5.450%	3/15/2034	7,349	7,286
	Fiserv Inc.	5.150%	8/12/2034	10,628	10,328
	Fiserv Inc.	5.250%	8/11/2035	9,165	8,931
	Flex Ltd.	5.250%	1/15/2032	7,418	7,424
	Flex Ltd.	5.375%	11/13/2035	4,413	4,352
	Gartner Inc.	5.600%	11/20/2035	5,030	4,757
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	11,128	11,079
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	4,584	4,601
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	18,799	18,426
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	895	961
	HP Inc.	4.200%	4/15/2032	6,101	5,820
	HP Inc.	5.500%	1/15/2033	424	433
	HP Inc.	6.100%	4/25/2035	9,118	9,543
	Hubbell Inc.	4.900%	6/15/2033	5,306	5,268
	Hubbell Inc.	4.800%	11/15/2035	2,699	2,624
	Hubbell Inc.	5.150%	6/15/2036	4,245	4,225
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	6,230	6,157
	Intel Corp.	2.000%	8/12/2031	14,448	12,596
	Intel Corp.	4.150%	8/5/2032	13,476	12,921
	Intel Corp.	4.000%	12/15/2032	4,025	3,799
	Intel Corp.	5.200%	2/10/2033	26,776	27,073
	Intel Corp.	5.000%	8/15/2033	20,398	20,239
	Intel Corp.	5.150%	2/21/2034	781	782
	Intel Corp.	5.300%	5/15/2036	21,051	20,932
	International Business Machines Corp.	2.720%	2/9/2032	525	470
[3]	International Business Machines Corp.	5.000%	2/10/2032	12,177	12,244
	International Business Machines Corp.	4.400%	7/27/2032	6,400	6,218
	International Business Machines Corp.	5.875%	11/29/2032	4,218	4,455
	International Business Machines Corp.	4.600%	2/3/2033	5,962	5,838
	International Business Machines Corp.	4.750%	2/6/2033	6,620	6,576
[3]	International Business Machines Corp.	5.200%	2/10/2035	8,380	8,410
	International Business Machines Corp.	4.950%	2/3/2036	9,600	9,363
	Intuit Inc.	5.200%	9/15/2033	11,424	11,468
	Intuit Inc.	5.500%	6/15/2036	9,175	9,140
	Jabil Inc.	4.750%	2/1/2033	1,647	1,606
	KLA Corp.	4.650%	7/15/2032	9,112	9,097
	KLA Corp.	4.700%	2/1/2034	5,180	5,114
	Kyndryl Holdings Inc.	3.150%	10/15/2031	8,338	6,953
	Kyndryl Holdings Inc.	6.350%	2/20/2034	4,815	4,531
	Leidos Inc.	5.400%	3/15/2032	4,468	4,527
	Leidos Inc.	5.750%	3/15/2033	6,867	7,059
	Leidos Inc.	5.500%	3/15/2035	1,105	1,113
	Leidos Inc.	5.000%	3/15/2036	10,913	10,503
	Marvell Technology Inc.	5.950%	9/15/2033	4,296	4,510
	Marvell Technology Inc.	5.450%	7/15/2035	6,135	6,218
	Marvell Technology Inc.	5.300%	4/15/2036	8,409	8,366
	Micron Technology Inc.	2.703%	4/15/2032	9,964	8,929
	Microsoft Corp.	4.200%	11/3/2035	7,860	7,605
[4]	Mobility Global Inc.	6.050%	6/15/2036	6,459	6,529
	Moody's Corp.	2.000%	8/19/2031	6,402	5,630
	Moody's Corp.	4.250%	8/8/2032	4,879	4,728
	Moody's Corp.	5.000%	8/5/2034	5,375	5,370
	Motorola Solutions Inc.	5.600%	6/1/2032	5,765	5,932
	Motorola Solutions Inc.	5.200%	8/15/2032	6,311	6,365
	Motorola Solutions Inc.	5.400%	4/15/2034	7,805	7,901
28

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	5.550%	8/15/2035	9,490	9,660
	MSCI Inc.	5.250%	9/1/2035	10,970	10,739
	MSCI Inc.	5.150%	3/15/2036	5,417	5,232
	NetApp Inc.	5.500%	3/17/2032	6,817	6,961
	NetApp Inc.	5.700%	3/17/2035	5,505	5,637
	Nordson Corp.	5.800%	9/15/2033	4,349	4,523
	NVIDIA Corp.	4.750%	6/15/2033	32,117	32,016
	NVIDIA Corp.	4.950%	6/15/2036	36,713	36,390
	NXP BV	2.650%	2/15/2032	9,829	8,703
	NXP BV	5.000%	1/15/2033	5,525	5,507
	NXP BV	5.250%	8/19/2035	9,601	9,595
	Oracle Corp.	5.250%	2/3/2032	13,396	13,200
	Oracle Corp.	4.800%	9/26/2032	28,643	27,253
	Oracle Corp.	6.250%	11/9/2032	17,449	17,933
	Oracle Corp.	4.900%	2/6/2033	9,605	9,118
	Oracle Corp.	5.350%	5/4/2033	30,353	29,479
	Oracle Corp.	4.300%	7/8/2034	9,807	8,753
	Oracle Corp.	4.700%	9/27/2034	17,835	16,344
	Oracle Corp.	3.900%	5/15/2035	10,340	8,787
	Oracle Corp.	5.500%	8/3/2035	12,980	12,420
	Oracle Corp.	5.200%	9/26/2035	49,714	46,528
	Oracle Corp.	5.700%	2/4/2036	46,695	45,276
	Paychex Inc.	5.350%	4/15/2032	12,555	12,704
	Paychex Inc.	5.600%	4/15/2035	10,898	11,006
	QUALCOMM Inc.	1.650%	5/20/2032	13,380	11,332
	QUALCOMM Inc.	4.250%	5/20/2032	3,196	3,136
	QUALCOMM Inc.	4.750%	5/20/2032	3,473	3,479
	QUALCOMM Inc.	5.400%	5/20/2033	7,498	7,763
	QUALCOMM Inc.	4.650%	5/20/2035	9,700	9,496
	QUALCOMM Inc.	5.000%	5/20/2035	10,553	10,502
	Quanta Services Inc.	2.350%	1/15/2032	6,691	5,869
	Quanta Services Inc.	5.250%	8/9/2034	8,021	8,114
	Quanta Services Inc.	5.100%	8/9/2035	7,197	7,151
	RELX Capital Inc.	4.750%	5/20/2032	5,052	5,013
	RELX Capital Inc.	5.250%	3/27/2035	4,258	4,293
	Roper Technologies Inc.	4.750%	2/15/2032	4,250	4,201
	Roper Technologies Inc.	4.900%	10/15/2034	9,509	9,188
	Roper Technologies Inc.	5.100%	9/15/2035	10,318	10,024
	S&P Global Inc.	2.900%	3/1/2032	13,343	12,088
	S&P Global Inc.	5.250%	9/15/2033	5,292	5,405
[4]	S&P Global Inc.	4.800%	12/4/2035	1,354	1,321
	Salesforce Inc.	1.950%	7/15/2031	13,136	11,440
	Salesforce Inc.	4.900%	9/15/2031	17,514	17,473
	Salesforce Inc.	5.200%	3/15/2033	25,310	25,358
	Salesforce Inc.	5.550%	3/15/2036	41,998	41,879
	ServiceNow Inc.	4.700%	8/15/2031	5,547	5,519
	ServiceNow Inc.	5.050%	5/15/2033	6,006	5,999
	ServiceNow Inc.	5.400%	5/15/2036	11,545	11,531
	Sony Group Corp.	5.089%	6/30/2036	4,591	4,590
	Synopsys Inc.	5.000%	4/1/2032	12,673	12,695
	Synopsys Inc.	5.150%	4/1/2035	22,214	22,103
	TD SYNNEX Corp.	6.100%	4/12/2034	3,020	3,143
	TD SYNNEX Corp.	5.300%	10/10/2035	8,325	8,190
	Texas Instruments Inc.	1.900%	9/15/2031	6,699	5,875
	Texas Instruments Inc.	4.900%	3/14/2033	6,965	7,055
	Texas Instruments Inc.	4.850%	2/8/2034	12,358	12,379
	Texas Instruments Inc.	5.100%	5/23/2035	4,358	4,393
	TSMC Arizona Corp.	2.500%	10/25/2031	13,942	12,607
	TSMC Arizona Corp.	4.250%	4/22/2032	8,170	8,057
	Verisk Analytics Inc.	5.750%	4/1/2033	4,920	5,098
	Verisk Analytics Inc.	5.250%	6/5/2034	3,425	3,417
	Verisk Analytics Inc.	5.250%	3/15/2035	6,638	6,601
	Verisk Analytics Inc.	5.125%	3/15/2036	5,255	5,135
	VMware LLC	2.200%	8/15/2031	16,980	14,955
29

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Workday Inc.	3.800%	4/1/2032	13,698	12,757
					1,821,727
Utilities (3.9%)
[3]	AEP Texas Inc.	2.100%	7/1/2030	5,745	5,198
	AEP Texas Inc.	4.700%	5/15/2032	5,708	5,635
	AEP Texas Inc.	5.400%	6/1/2033	4,703	4,774
	AEP Texas Inc.	5.700%	5/15/2034	3,582	3,697
[3]	AEP Texas Inc.	5.200%	4/15/2036	5,517	5,435
	AEP Transmission Co. LLC	5.150%	4/1/2034	4,531	4,563
	AEP Transmission Co. LLC	5.250%	6/1/2036	5,962	5,984
	AES Corp.	2.450%	1/15/2031	10,363	9,264
	AES Corp.	5.800%	3/15/2032	9,546	9,673
	AES Corp.	5.750%	7/15/2033	3,670	3,692
	Alabama Power Co.	3.050%	3/15/2032	6,031	5,526
	Alabama Power Co.	3.940%	9/1/2032	3,681	3,523
	Alabama Power Co.	5.850%	11/15/2033	5,329	5,602
	Alabama Power Co.	5.100%	4/2/2035	2,355	2,369
	Ameren Corp.	5.375%	3/15/2035	14,643	14,807
	Ameren Corp.	5.000%	5/15/2036	3,695	3,607
	Ameren Illinois Co.	3.850%	9/1/2032	2,849	2,704
	Ameren Illinois Co.	4.950%	6/1/2033	7,783	7,792
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,020	3,181
	American Electric Power Co. Inc.	5.625%	3/1/2033	9,735	10,088
	American Electric Power Co. Inc.	6.950%	12/15/2054	3,546	3,785
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	10,863	10,798
	American Water Capital Corp.	4.450%	6/1/2032	6,086	5,975
	American Water Capital Corp.	5.150%	3/1/2034	8,516	8,621
	American Water Capital Corp.	5.250%	3/1/2035	3,462	3,501
	American Water Capital Corp.	5.200%	4/1/2036	5,787	5,779
[3]	Appalachian Power Co.	4.500%	8/1/2032	5,130	5,026
	Appalachian Power Co.	5.650%	4/1/2034	3,865	3,974
	Arizona Public Service Co.	6.350%	12/15/2032	2,943	3,137
	Arizona Public Service Co.	5.550%	8/1/2033	6,103	6,267
	Arizona Public Service Co.	5.700%	8/15/2034	6,682	6,895
	Arizona Public Service Co.	5.100%	3/15/2036	2,953	2,905
	Atmos Energy Corp.	4.750%	1/15/2032	7,500	7,476
	Atmos Energy Corp.	5.450%	10/15/2032	2,840	2,923
	Atmos Energy Corp.	5.900%	11/15/2033	10,956	11,620
[3]	Atmos Energy Corp.	5.200%	8/15/2035	3,393	3,436
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	3,533	3,564
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	4,892	4,948
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	11,670	11,870
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	15,404	16,426
	Black Hills Corp.	4.350%	5/1/2033	4,259	4,057
	Black Hills Corp.	6.150%	5/15/2034	5,850	6,133
	Black Hills Corp.	6.000%	1/15/2035	4,140	4,299
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	3,700	3,369
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	10,197	10,217
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	5,150	5,198
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	5,462	5,452
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	6,565	6,485
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	7,339	7,178
[3]	CenterPoint Energy Inc.	6.850%	2/15/2055	3,765	3,953
	CenterPoint Energy Inc.	5.950%	4/1/2056	3,750	3,745
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	6,240	5,539
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	701	683
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	5,690	5,788
	CMS Energy Corp.	6.500%	6/1/2055	7,493	7,654
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	5,110	4,708
	Commonwealth Edison Co.	4.900%	2/1/2033	2,535	2,554
	Commonwealth Edison Co.	5.300%	6/1/2034	4,433	4,535
	Commonwealth Edison Co.	5.900%	3/15/2036	6,745	7,134
[3]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,020	6,193
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,800	3,818
30

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Light & Power Co.	4.950%	8/15/2034	4,155	4,136
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	5,387	5,488
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7,933	8,208
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	2,561	2,616
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	6,685	6,697
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	4,500	4,486
	Constellation Energy Generation LLC	4.800%	1/15/2032	6,753	6,699
	Constellation Energy Generation LLC	5.800%	3/1/2033	4,628	4,832
	Constellation Energy Generation LLC	6.125%	1/15/2034	6,803	7,225
	Constellation Energy Generation LLC	5.300%	6/1/2036	6,574	6,539
	Consumers Energy Co.	3.600%	8/15/2032	9,318	8,763
	Consumers Energy Co.	4.625%	5/15/2033	1,410	1,389
	Consumers Energy Co.	5.050%	5/15/2035	7,913	7,923
	Consumers Energy Co.	5.125%	5/1/2036	10,417	10,408
[3]	Dominion Energy Inc.	2.250%	8/15/2031	5,660	5,002
[3]	Dominion Energy Inc.	4.350%	8/15/2032	11,222	10,854
	Dominion Energy Inc.	5.375%	11/15/2032	7,766	7,931
[3]	Dominion Energy Inc.	5.250%	8/1/2033	5,897	5,949
	Dominion Energy Inc.	5.450%	3/15/2035	5,802	5,890
[3]	Dominion Energy Inc.	5.950%	6/15/2035	5,162	5,422
	Dominion Energy Inc.	5.350%	6/15/2036	7,570	7,579
[3]	Dominion Energy Inc.	7.000%	6/1/2054	10,366	10,979
	Dominion Energy Inc.	6.625%	5/15/2055	13,798	14,198
	Dominion Energy Inc.	6.200%	2/15/2056	12,200	12,241
[3]	Dominion Energy Inc.	6.150%	12/15/2056	9,172	9,199
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	4,668	4,142
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,517	2,743
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	3,170	3,251
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	5,130	5,198
[3]	DTE Electric Co.	3.000%	3/1/2032	5,522	5,069
	DTE Electric Co.	5.200%	4/1/2033	3,601	3,674
	DTE Electric Co.	5.200%	3/1/2034	5,006	5,091
	DTE Electric Co.	5.250%	5/15/2035	8,610	8,710
[3]	DTE Electric Co.	4.850%	3/1/2036	9,506	9,289
	DTE Energy Co.	5.850%	6/1/2034	10,687	11,160
	DTE Energy Co.	5.050%	10/1/2035	6,161	6,049
[3]	DTE Energy Co.	6.200%	7/1/2058	6,596	6,652
	Duke Energy Carolinas LLC	2.850%	3/15/2032	6,019	5,455
	Duke Energy Carolinas LLC	4.950%	1/15/2033	12,332	12,421
	Duke Energy Carolinas LLC	4.850%	1/15/2034	3,330	3,307
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	5,914	5,989
	Duke Energy Carolinas LLC	5.150%	6/15/2036	9,174	9,181
	Duke Energy Corp.	4.500%	8/15/2032	14,537	14,255
	Duke Energy Corp.	5.750%	9/15/2033	6,840	7,134
	Duke Energy Corp.	5.450%	6/15/2034	11,496	11,733
	Duke Energy Corp.	4.950%	9/15/2035	6,285	6,148
	Duke Energy Corp.	6.450%	9/1/2054	11,714	12,140
	Duke Energy Florida LLC	2.400%	12/15/2031	7,337	6,528
	Duke Energy Florida LLC	5.875%	11/15/2033	1,925	2,030
	Duke Energy Florida LLC	4.850%	12/1/2035	5,536	5,417
	Duke Energy Indiana LLC	5.250%	3/1/2034	3,538	3,594
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	806	792
	Duke Energy Ohio Inc.	5.250%	4/1/2033	5,760	5,865
	Duke Energy Ohio Inc.	5.300%	6/15/2035	8,626	8,707
	Duke Energy Progress LLC	2.000%	8/15/2031	4,907	4,330
	Duke Energy Progress LLC	5.250%	3/15/2033	4,046	4,127
	Duke Energy Progress LLC	5.100%	3/15/2034	4,845	4,913
	Duke Energy Progress LLC	5.050%	3/15/2035	11,368	11,371
	Edison International	5.250%	3/15/2032	7,713	7,607
	Entergy Arkansas LLC	5.150%	1/15/2033	4,370	4,420
	Entergy Arkansas LLC	5.300%	9/15/2033	2,290	2,342
	Entergy Arkansas LLC	5.450%	6/1/2034	4,035	4,151
	Entergy Arkansas LLC	4.950%	1/15/2036	4,594	4,504
[3]	Entergy Corp.	5.875%	6/15/2056	1,915	1,915
	Entergy Corp.	6.100%	6/15/2056	3,397	3,403
31

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	2.350%	6/15/2032	3,938	3,447
	Entergy Louisiana LLC	4.000%	3/15/2033	322	304
	Entergy Louisiana LLC	5.350%	3/15/2034	3,521	3,603
	Entergy Louisiana LLC	5.150%	9/15/2034	4,265	4,303
	Entergy Louisiana LLC	4.900%	4/15/2036	12,583	12,263
	Entergy Mississippi LLC	5.050%	4/15/2036	6,248	6,142
	Entergy Texas Inc.	5.250%	4/15/2035	5,907	5,924
	Entergy Texas Inc.	5.200%	6/15/2036	1,850	1,837
	Essential Utilities Inc.	5.375%	1/15/2034	6,169	6,245
	Essential Utilities Inc.	5.125%	3/15/2036	1,100	1,085
	Evergy Kansas Central Inc.	5.250%	3/15/2035	5,663	5,683
[5]	Evergy Kansas Central Inc.	5.300%	7/1/2036	3,320	3,324
	Evergy Metro Inc.	4.950%	4/15/2033	3,811	3,804
	Evergy Metro Inc.	5.400%	4/1/2034	5,855	5,996
	Evergy Metro Inc.	5.125%	8/15/2035	4,401	4,356
	Eversource Energy	3.375%	3/1/2032	6,701	6,156
	Eversource Energy	5.125%	5/15/2033	11,318	11,314
	Eversource Energy	5.950%	7/15/2034	7,187	7,507
[3]	Eversource Energy	6.100%	8/15/2056	3,046	3,037
	Exelon Corp.	3.350%	3/15/2032	460	425
	Exelon Corp.	5.300%	3/15/2033	6,480	6,594
	Exelon Corp.	5.450%	3/15/2034	7,343	7,489
	Exelon Corp.	5.625%	6/15/2035	4,728	4,840
	Exelon Corp.	4.950%	3/15/2036	8,494	8,250
	Exelon Corp.	6.500%	3/15/2055	8,515	8,735
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,820	2,764
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,400	3,343
	Florida Power & Light Co.	2.450%	2/3/2032	16,716	14,908
	Florida Power & Light Co.	5.100%	4/1/2033	8,217	8,323
	Florida Power & Light Co.	4.800%	5/15/2033	7,932	7,899
	Florida Power & Light Co.	5.625%	4/1/2034	2,598	2,699
	Florida Power & Light Co.	5.300%	6/15/2034	7,136	7,279
	Florida Power & Light Co.	4.950%	6/1/2035	335	333
	Florida Power & Light Co.	4.700%	2/15/2036	6,647	6,442
	Florida Power & Light Co.	5.125%	6/1/2036	2,758	2,760
	Georgia Power Co.	4.700%	5/15/2032	4,503	4,496
	Georgia Power Co.	4.950%	5/17/2033	12,881	12,959
	Georgia Power Co.	5.250%	3/15/2034	2,506	2,546
	Georgia Power Co.	5.200%	3/15/2035	14,370	14,524
	Idaho Power Co.	4.850%	3/1/2036	3,535	3,441
	Interstate Power & Light Co.	5.700%	10/15/2033	3,525	3,653
	Interstate Power & Light Co.	4.950%	9/30/2034	2,656	2,606
	Interstate Power & Light Co.	5.600%	6/29/2035	6,305	6,468
	IPALCO Enterprises Inc.	5.750%	4/1/2034	3,290	3,279
	Jersey Central Power & Light Co.	5.100%	1/15/2035	11,234	11,203
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	3,814	3,920
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	3,605	3,701
	MidAmerican Energy Co.	6.750%	12/30/2031	6,878	7,543
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	360	378
	National Fuel Gas Co.	5.050%	10/15/2031	3,929	3,912
	National Fuel Gas Co.	5.950%	3/15/2035	7,548	7,772
	National Fuel Gas Co.	5.500%	5/15/2036	2,192	2,178
	National Grid plc	5.809%	6/12/2033	8,506	8,854
	National Grid plc	5.418%	1/11/2034	4,938	5,006
	National Grid plc	5.405%	6/9/2036	5,500	5,477
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	5,363	4,798
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	1,270	1,223
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	12,301	12,924
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,778	2,784
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	5,898	5,203
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	18,042	18,366
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	7,815	7,853
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	6,957	6,992
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	6,187	6,264
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	20,703	21,016
32

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	7,214	7,500
[3]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	8,075	8,287
[3]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	9,173	9,168
	NiSource Inc.	5.400%	6/30/2033	3,641	3,740
	NiSource Inc.	5.350%	4/1/2034	6,723	6,852
	NiSource Inc.	5.350%	7/15/2035	15,050	15,177
	NiSource Inc.	5.300%	5/18/2036	5,450	5,452
	NiSource Inc.	6.375%	3/31/2055	4,699	4,840
	NiSource Inc.	5.750%	7/15/2056	8,700	8,690
	Northern States Power Co.	5.050%	5/15/2035	11,593	11,623
	Northern States Power Co.	4.850%	5/15/2036	5,536	5,433
	Northwest Natural Holding Co.	7.000%	9/15/2055	2,860	2,968
	NSTAR Electric Co.	5.400%	6/1/2034	5,247	5,358
	NSTAR Electric Co.	5.200%	3/1/2035	7,138	7,190
	NSTAR Electric Co.	5.200%	5/15/2036	3,234	3,246
[3]	Ohio Power Co.	1.625%	1/15/2031	9,898	8,633
	Ohio Power Co.	5.000%	6/1/2033	3,775	3,766
	Ohio Power Co.	5.650%	6/1/2034	5,252	5,419
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	3,674	3,769
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	5,072	4,914
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	7,627	7,510
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	12,211	12,730
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	6,525	6,639
	Pacific Gas & Electric Co.	5.050%	11/15/2031	5,458	5,452
	Pacific Gas & Electric Co.	4.400%	3/1/2032	5,650	5,459
	Pacific Gas & Electric Co.	5.900%	6/15/2032	11,506	11,900
	Pacific Gas & Electric Co.	5.050%	10/15/2032	8,530	8,466
	Pacific Gas & Electric Co.	6.150%	1/15/2033	6,635	6,928
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,597	6,981
	Pacific Gas & Electric Co.	6.950%	3/15/2034	13,400	14,611
	Pacific Gas & Electric Co.	5.800%	5/15/2034	9,878	10,099
	Pacific Gas & Electric Co.	5.700%	3/1/2035	8,426	8,509
	Pacific Gas & Electric Co.	5.200%	5/1/2036	10,317	10,024
	Pacific Gas & Electric Co.	5.600%	8/15/2036	5,481	5,481
	PacifiCorp	5.450%	4/15/2033	10,145	10,299
	PacifiCorp	5.450%	2/15/2034	10,424	10,540
	PacifiCorp	5.800%	4/15/2036	7,798	7,999
	PECO Energy Co.	4.875%	9/15/2035	8,356	8,268
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	699	683
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	2,875	2,942
	Potomac Electric Power Co.	5.200%	3/15/2034	2,300	2,335
	PPL Capital Funding Inc.	5.250%	9/1/2034	6,816	6,843
	PPL Electric Utilities Corp.	5.000%	5/15/2033	5,168	5,201
	PPL Electric Utilities Corp.	4.850%	2/15/2034	3,835	3,804
	Progress Energy Inc.	7.000%	10/30/2031	7,073	7,747
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	5,344	5,136
	Public Service Co. of Colorado	5.350%	5/15/2034	5,735	5,821
	Public Service Co. of Colorado	5.150%	9/15/2035	11,544	11,477
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,956	7,104
	Public Service Co. of Oklahoma	5.200%	1/15/2035	7,179	7,149
	Public Service Co. of Oklahoma	5.450%	1/15/2036	7,339	7,413
[3]	Public Service Electric & Gas Co.	1.900%	8/15/2031	2,918	2,552
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	9,993	9,179
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	4,637	4,664
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	7,862	7,779
	Public Service Electric & Gas Co.	5.200%	8/1/2033	3,265	3,328
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	4,235	4,296
	Public Service Electric & Gas Co.	4.850%	8/1/2034	6,157	6,101
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,893	2,902
	Public Service Electric & Gas Co.	4.900%	8/15/2035	4,403	4,360
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	75	66
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	6,817	6,948
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	5,380	5,436
	Puget Energy Inc.	5.725%	3/15/2035	7,720	7,771
	Puget Sound Energy Inc.	5.330%	6/15/2034	6,025	6,142
33

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	4,105	3,728
	San Diego Gas & Electric Co.	5.400%	4/15/2035	8,585	8,731
[3]	San Diego Gas & Electric Co.	5.200%	3/15/2036	5,890	5,865
	Sempra	5.500%	8/1/2033	7,966	8,180
	Sempra	5.250%	3/15/2036	5,689	5,611
	Sempra	6.400%	10/1/2054	12,804	12,860
	Sempra	6.550%	4/1/2055	7,770	7,816
	Sierra Pacific Power Co.	6.375%	9/15/2056	5,504	5,493
	Southern California Edison Co.	5.450%	6/1/2031	2,478	2,522
	Southern California Edison Co.	4.950%	9/15/2031	2,361	2,356
	Southern California Edison Co.	2.750%	2/1/2032	6,136	5,451
	Southern California Edison Co.	5.950%	11/1/2032	7,540	7,851
	Southern California Edison Co.	4.800%	3/15/2033	5,645	5,525
	Southern California Edison Co.	6.000%	1/15/2034	5,698	5,904
	Southern California Edison Co.	5.200%	6/1/2034	6,790	6,727
	Southern California Edison Co.	5.450%	3/1/2035	10,403	10,425
	Southern California Edison Co.	5.625%	2/1/2036	2,640	2,641
	Southern California Gas Co.	5.200%	6/1/2033	3,162	3,205
	Southern California Gas Co.	5.050%	9/1/2034	5,565	5,562
	Southern California Gas Co.	5.450%	6/15/2035	5,535	5,659
	Southern Co.	5.700%	10/15/2032	5,414	5,622
	Southern Co.	5.200%	6/15/2033	13,130	13,234
	Southern Co.	5.700%	3/15/2034	7,625	7,900
	Southern Co.	4.850%	3/15/2035	11,742	11,451
[3]	Southern Co.	6.375%	3/15/2055	16,497	16,923
	Southern Co.	6.000%	4/1/2058	7,378	7,394
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	5,796	5,868
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,578	4,759
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	5,817	5,739
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,635	1,621
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	1,653	1,656
[3]	Southern Power Co.	4.900%	10/1/2035	3,281	3,183
	Southwest Gas Corp.	4.050%	3/15/2032	5,003	4,783
	Southwestern Electric Power Co.	5.300%	4/1/2033	6,365	6,447
	Southwestern Electric Power Co.	5.200%	4/1/2036	5,504	5,427
	Southwestern Public Service Co.	5.300%	5/15/2035	6,960	6,978
	Southwestern Public Service Co.	5.300%	8/15/2036	4,902	4,892
	Spire Inc.	4.600%	9/1/2031	1,250	1,231
	Spire Inc.	6.250%	6/1/2056	2,845	2,833
	Spire Missouri Inc.	4.800%	2/15/2033	3,172	3,160
[3]	Spire Missouri Inc.	5.150%	8/15/2034	2,702	2,727
	System Energy Resources Inc.	5.300%	12/15/2034	6,106	6,094
	Tampa Electric Co.	5.150%	3/1/2035	4,786	4,803
	Tucson Electric Power Co.	3.250%	5/15/2032	3,544	3,244
	Tucson Electric Power Co.	5.200%	9/15/2034	3,586	3,616
	Union Electric Co.	2.150%	3/15/2032	5,102	4,466
	Union Electric Co.	5.200%	4/1/2034	4,895	4,955
	Union Electric Co.	5.250%	4/15/2035	3,450	3,481
	Union Electric Co.	4.800%	3/15/2036	4,158	4,045
	Virginia Electric & Power Co.	2.300%	11/15/2031	5,972	5,300
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,655	4,099
	Virginia Electric & Power Co.	5.000%	4/1/2033	5,469	5,498
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,904	6,017
	Virginia Electric & Power Co.	5.050%	8/15/2034	6,464	6,468
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,986	6,982
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	6,312	6,177
	Virginia Electric & Power Co.	4.950%	3/15/2036	12,323	12,059
[4]	Vistra Operations Co. LLC	5.250%	4/30/2033	9,240	9,176
[4]	Vistra Operations Co. LLC	5.550%	4/30/2036	13,860	13,787
	Wisconsin Electric Power Co.	4.750%	9/30/2032	4,864	4,873
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,585	3,761
	Wisconsin Electric Power Co.	4.600%	10/1/2034	3,291	3,223
	Wisconsin Electric Power Co.	5.100%	6/15/2036	5,275	5,268
	Wisconsin Power & Light Co.	3.950%	9/1/2032	6,250	5,946
	Wisconsin Power & Light Co.	4.950%	4/1/2033	2,949	2,949
34

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	5.375%	3/30/2034	3,113	3,160
	Xcel Energy Inc.	2.350%	11/15/2031	5,464	4,805
	Xcel Energy Inc.	4.600%	6/1/2032	8,489	8,335
	Xcel Energy Inc.	5.450%	8/15/2033	10,265	10,443
	Xcel Energy Inc.	5.500%	3/15/2034	4,937	5,014
	Xcel Energy Inc.	5.600%	4/15/2035	4,990	5,082
	Xcel Energy Inc.	5.750%	12/3/2056	6,062	5,985
					2,031,094
Total Corporate Bonds (Cost $20,086,556)					20,041,271
Sovereign Bonds (4.6%)
	African Development Bank	4.500%	6/12/2035	11,423	11,463
	African Development Bank	4.125%	1/22/2036	11,051	10,743
[3]	African Development Bank	5.750%	Perpetual	3,105	3,057
	Asian Development Bank	3.125%	4/27/2032	7,955	7,481
[3]	Asian Development Bank	3.875%	9/28/2032	11,380	11,120
[3]	Asian Development Bank	4.000%	1/12/2033	20,130	19,775
[3]	Asian Development Bank	3.875%	6/14/2033	20,585	20,023
[3]	Asian Development Bank	4.125%	1/12/2034	25,640	25,247
	Asian Development Bank	4.375%	3/22/2035	17,055	17,024
[3]	Asian Development Bank	4.250%	1/14/2036	15,656	15,426
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	11,500	11,408
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	4,219	4,244
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	4,892	4,772
	Corp. Andina de Fomento	4.625%	1/15/2036	22,974	22,602
	Equinor ASA	5.125%	6/3/2035	8,000	8,074
	Equinor ASA	4.750%	11/14/2035	6,970	6,787
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,920	11,835
	European Investment Bank	1.625%	5/13/2031	15,860	14,066
	European Investment Bank	4.375%	10/10/2031	35,899	36,129
	European Investment Bank	4.250%	8/16/2032	49,315	49,224
	European Investment Bank	3.750%	2/14/2033	49,964	48,380
	European Investment Bank	4.375%	8/16/2033	18,401	18,452
	European Investment Bank	4.125%	2/13/2034	42,270	41,625
	European Investment Bank	4.625%	2/12/2035	22,723	23,081
	European Investment Bank	4.250%	2/8/2036	56,787	55,933
	European Investment Bank	4.875%	2/15/2036	9,000	9,295
[6]	Export Development Canada	4.750%	6/5/2034	8,400	8,591
	Export-Import Bank of Korea	2.125%	1/18/2032	9,065	8,031
	Export-Import Bank of Korea	4.500%	9/15/2032	4,240	4,242
	Export-Import Bank of Korea	5.125%	1/11/2033	8,070	8,333
	Export-Import Bank of Korea	5.125%	9/18/2033	5,900	6,101
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	3,998
	Export-Import Bank of Korea	5.250%	1/14/2035	6,225	6,468
	Export-Import Bank of Korea	4.375%	1/13/2036	3,840	3,728
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	8,160	7,219
[3]	Inter-American Development Bank	3.625%	9/17/2031	16,651	16,168
[3]	Inter-American Development Bank	3.500%	4/12/2033	23,989	22,818
[3]	Inter-American Development Bank	4.500%	9/13/2033	26,090	26,324
	Inter-American Development Bank	4.375%	7/17/2034	23,347	23,340
[3]	Inter-American Development Bank	4.375%	7/16/2035	11,688	11,634
	Inter-American Development Bank	4.125%	1/23/2036	30,192	29,398
	International Bank for Reconstruction & Development	1.625%	11/3/2031	51,047	44,676
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	60,035	61,079
	International Bank for Reconstruction & Development	2.500%	3/29/2032	30,931	28,158
	International Bank for Reconstruction & Development	4.000%	5/6/2032	49,925	49,202
	International Bank for Reconstruction & Development	4.750%	11/14/2033	27,785	28,468
	International Bank for Reconstruction & Development	3.875%	8/28/2034	28,538	27,555
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	265	271
	International Bank for Reconstruction & Development	4.375%	8/27/2035	44,722	44,519
	International Bank for Reconstruction & Development	4.500%	5/20/2036	32,458	32,540
[7]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,266	6,270
[3,7]	Japan Bank for International Cooperation	4.375%	1/23/2036	13,710	13,378
[5,7]	Japan Bank for International Cooperation	4.625%	7/2/2036	17,292	17,179
35

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	KFW	4.125%	7/15/2033	44,865	44,283
[8]	KFW	4.375%	2/28/2034	18,286	18,310
[8]	KFW	0.000%	4/18/2036	4,818	3,119
	Korea Development Bank	2.000%	10/25/2031	2,101	1,863
	Korea Development Bank	4.250%	9/8/2032	4,440	4,380
	Korea Development Bank	4.375%	2/15/2033	8,575	8,484
	Korea Development Bank	5.625%	10/23/2033	1,560	1,661
[3,8]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	8,980	9,319
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	21,164	22,116
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	8,840	10,433
	Province of Alberta	4.500%	1/24/2034	12,543	12,508
	Province of Alberta	4.300%	11/2/2035	13,625	13,265
	Province of British Columbia	4.200%	7/6/2033	18,170	17,808
	Province of British Columbia	4.750%	6/12/2034	28,268	28,521
	Province of British Columbia	4.800%	6/11/2035	19,008	19,190
	Province of Manitoba	4.300%	7/27/2033	9,245	9,105
	Province of Manitoba	4.900%	5/31/2034	10,377	10,565
	Province of Ontario	1.800%	10/14/2031	8,685	7,637
[3]	Province of Ontario	2.125%	1/21/2032	13,603	12,070
	Province of Ontario	5.050%	4/24/2034	15,926	16,425
	Province of Ontario	4.850%	6/11/2035	18,697	18,997
	Province of Ontario	4.450%	11/20/2035	7,120	7,007
	Province of Ontario	4.850%	5/29/2036	39,253	39,739
	Province of Quebec	4.500%	9/8/2033	13,431	13,391
	Province of Quebec	4.250%	9/5/2034	21,371	20,854
	Province of Quebec	4.625%	8/28/2035	23,691	23,604
[3]	Province of Quebec	4.625%	6/3/2036	10,340	10,265
[3]	Republic of Chile	2.550%	1/27/2032	13,273	11,802
[3]	Republic of Chile	2.550%	7/27/2033	17,573	15,091
[3]	Republic of Chile	3.500%	1/31/2034	15,681	14,241
[3]	Republic of Chile	4.950%	1/5/2036	16,871	16,686
[3]	Republic of Indonesia	2.150%	7/28/2031	11,680	10,235
[3]	Republic of Indonesia	3.550%	3/31/2032	6,895	6,402
[3]	Republic of Indonesia	4.650%	9/20/2032	15,111	14,807
[3]	Republic of Indonesia	4.850%	1/11/2033	10,475	10,316
[3]	Republic of Indonesia	4.700%	2/10/2034	8,596	8,370
[3]	Republic of Indonesia	4.750%	9/10/2034	9,480	9,162
[3]	Republic of Indonesia	5.600%	1/15/2035	12,233	12,448
[3]	Republic of Indonesia	4.950%	2/21/2036	10,765	10,399
[3]	Republic of Indonesia	4.900%	4/16/2036	6,200	5,983
[3]	Republic of Indonesia	5.690%	5/29/2036	12,300	12,559
	Republic of Korea	1.750%	10/15/2031	4,935	4,350
[3]	Republic of Panama	2.252%	9/29/2032	24,070	20,200
[3]	Republic of Panama	3.298%	1/19/2033	9,306	8,257
[3]	Republic of Panama	5.227%	2/23/2034	13,652	13,460
[3]	Republic of Panama	6.400%	2/14/2035	23,911	25,303
[3]	Republic of Panama	6.700%	1/26/2036	18,370	19,795
[3]	Republic of Panama	6.875%	1/31/2036	10,117	11,037
[3]	Republic of Peru	1.862%	12/1/2032	11,441	9,489
	Republic of Peru	8.750%	11/21/2033	17,242	20,984
[3]	Republic of Peru	3.000%	1/15/2034	23,428	20,312
[3]	Republic of Peru	5.375%	2/8/2035	11,096	11,194
[3]	Republic of Peru	5.500%	3/30/2036	19,026	19,231
[3]	Republic of Poland	5.750%	11/16/2032	13,734	14,390
[3]	Republic of Poland	4.875%	10/4/2033	25,631	25,511
[3]	Republic of Poland	5.125%	9/18/2034	28,511	28,658
[3]	Republic of Poland	5.375%	2/12/2035	24,187	24,658
[3]	Republic of Poland	5.375%	4/14/2036	23,175	23,400
	Republic of the Philippines	4.250%	7/27/2031	6,180	6,061
	Republic of the Philippines	4.625%	12/24/2031	7,000	6,950
	Republic of the Philippines	1.950%	1/6/2032	7,515	6,510
	Republic of the Philippines	6.375%	1/15/2032	9,317	10,046
	Republic of the Philippines	3.556%	9/29/2032	6,568	6,124
	Republic of the Philippines	5.609%	4/13/2033	8,219	8,470
	Republic of the Philippines	5.000%	7/17/2033	11,180	11,146
36

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	5.250%	5/14/2034	12,605	12,617
	Republic of the Philippines	6.375%	10/23/2034	15,515	16,719
	Republic of the Philippines	5.500%	2/4/2035	11,763	11,970
	Republic of the Philippines	4.750%	3/5/2035	10,229	9,873
	Republic of the Philippines	5.000%	1/27/2036	14,513	14,198
	Republic of the Philippines	5.325%	6/24/2036	8,000	8,011
[3]	State of Israel	4.500%	1/17/2033	15,948	15,366
[3]	State of Israel	5.500%	3/12/2034	28,685	29,117
[3]	State of Israel	5.625%	2/19/2035	22,415	22,932
[3]	State of Israel	5.000%	1/13/2036	18,755	18,257
[3]	United Mexican States	8.300%	8/15/2031	8,155	9,446
[3]	United Mexican States	4.750%	4/27/2032	29,071	27,939
[3]	United Mexican States	5.850%	7/2/2032	35,868	36,254
[3]	United Mexican States	5.375%	3/22/2033	37,670	36,903
[3]	United Mexican States	7.500%	4/8/2033	8,929	10,034
[3]	United Mexican States	4.875%	5/19/2033	18,370	17,445
[3]	United Mexican States	5.625%	2/9/2034	32,646	32,109
[3]	United Mexican States	3.500%	2/12/2034	19,690	16,798
[3]	United Mexican States	6.750%	9/27/2034	15,753	16,627
[3]	United Mexican States	6.350%	2/9/2035	25,233	25,808
[3]	United Mexican States	5.625%	9/22/2035	22,833	22,256
[3]	United Mexican States	6.000%	5/7/2036	38,250	38,204
Total Sovereign Bonds (Cost $2,431,600)					2,414,793
Taxable Municipal Bonds (0.3%)
	California GO	5.750%	10/1/2031	1,200	1,271
	California GO	4.350%	11/1/2032	2,700	2,671
	California GO	6.000%	3/1/2033	3,100	3,327
	California GO	4.500%	4/1/2033	1,535	1,516
	California GO	7.500%	4/1/2034	19,300	21,946
	California GO	5.150%	9/1/2034	2,575	2,630
	California GO	5.000%	4/1/2036	5,000	5,044
	Connecticut GO	5.850%	3/15/2032	9,085	9,539
	Cook County IL GO	6.229%	11/15/2034	925	975
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	12,000	10,995
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	8,300	8,631
	Illinois GO	5.100%	6/1/2033	50,375	50,891
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	3,200	3,366
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	1,804	1,819
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	5,800	5,729
	Massachusetts GO	4.500%	8/1/2031	5,150	5,099
	Massachusetts SO Revenue	4.110%	7/15/2031	865	858
	National Finance Authority NH Revenue	3.300%	4/1/2032	2,650	1,948
	New York State Dormitory Authority Revenue	5.228%	7/1/2035	4,400	4,515
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	775	723
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	6,919	7,027
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,280	7,427
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	3,000	2,932
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	535	532
Total Taxable Municipal Bonds (Cost $162,925)					161,411
37

Intermediate-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[9]	Vanguard Market Liquidity Fund (Cost $131,926)	3.682%	1,319,398	131,927
Total Investments (99.0%) (Cost $52,771,628)				52,117,801
Other Assets and Liabilities—Net (1.0%)				537,782
Net Assets (100%)				52,655,583

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Securities with a value of $1,608 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $247,135, representing 0.5% of net assets.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $52,639,702)	51,985,874
Affiliated Issuers (Cost $131,926)	131,927
Total Investments in Securities	52,117,801
Investment in Vanguard	1,115
Cash	105
Receivables for Investment Securities Sold	740,668
Receivables for Accrued Income	573,251
Receivables for Capital Shares Issued	28,392
Other Assets	86
Total Assets	53,461,418
Liabilities
Payables for Investment Securities Purchased	764,421
Payables for Capital Shares Redeemed	29,539
Payables for Distributions	10,954
Payables to Vanguard	876
Variation Margin Payable—Centrally Cleared Swap Contracts	45
Total Liabilities	805,835
Net Assets	52,655,583
At June 30, 2026, net assets consisted of:

Paid-in Capital	57,127,868
Total Distributable Earnings (Loss)	(4,472,285)
Net Assets	52,655,583

Investor Shares—Net Assets
Applicable to 3,901,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,422
Net Asset Value Per Share—Investor Shares	$10.36

ETF Shares—Net Assets
Applicable to 381,754,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,276,089
Net Asset Value Per Share—ETF Shares	$76.69

Admiral™ Shares—Net Assets
Applicable to 1,834,940,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,012,325
Net Asset Value Per Share—Admiral Shares	$10.36

Institutional Shares—Net Assets
Applicable to 294,916,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,055,698
Net Asset Value Per Share—Institutional Shares	$10.36

Institutional Plus Shares—Net Assets
Applicable to 122,665,713 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,271,049
Net Asset Value Per Share—Institutional Plus Shares	$10.36
See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	1,111,385
Total Income	1,111,385
Expenses
The Vanguard Group—Note C
Investment Advisory Services	941
Management and Administrative—Investor Shares	27
Management and Administrative—ETF Shares	2,736
Management and Administrative—Admiral Shares	4,752
Management and Administrative—Institutional Shares	369
Management and Administrative—Institutional Plus Shares	99
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	573
Marketing and Distribution—Admiral Shares	479
Marketing and Distribution—Institutional Shares	54
Marketing and Distribution—Institutional Plus Shares	20
Custodian Fees	27
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	333
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	13
Other Expenses	12
Total Expenses	10,522
Net Investment Income	1,100,863
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(213,125)
Swap Contracts	(57)
Realized Net Gain (Loss)	(213,182)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(778,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	109,505

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,248, ($7), and ($5), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $15,891 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,100,863	1,875,403
Realized Net Gain (Loss)	(213,182)	(569,920)
Change in Unrealized Appreciation (Depreciation)	(778,176)	2,435,817
Net Increase (Decrease) in Net Assets Resulting from Operations	109,505	3,741,300
Distributions
Investor Shares	(824)	(1,695)
ETF Shares	(500,301)	(978,700)
Admiral Shares	(402,703)	(733,049)
Institutional Shares	(64,800)	(116,048)
Institutional Plus Shares	(28,162)	(47,130)
Total Distributions	(996,790)	(1,876,622)
Capital Share Transactions
Investor Shares	685	(6,042)
ETF Shares	2,537,419	5,488,157
Admiral Shares	543,887	746,563
Institutional Shares	112,654	126,724
Institutional Plus Shares	(1,198)	(126,354)
Net Increase (Decrease) from Capital Share Transactions	3,193,447	6,229,048
Total Increase (Decrease)	2,306,162	8,093,726
Net Assets
Beginning of Period	50,349,421	42,255,695
End of Period	52,655,583	50,349,421
See accompanying Notes, which are an integral part of the Financial Statements.
41

Intermediate-Term Bond Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.217	.415	.376	.311	.228	.221
Net Realized and Unrealized Gain (Loss) on Investments	(.200 )	.430	(.230 )	.281	(1.806)	(.529 )
Total from Investment Operations	.017	.845	.146	.592	(1.578)	(.308 )
Distributions
Dividends from Net Investment Income	(.217 )	(.415 )	(.376 )	(.312 )	(.229 )	(.219 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.173 )
Total Distributions	(.217 )	(.415 )	(.376 )	(.312 )	(.232 )	(.392 )
Net Asset Value, End of Period	$10.36	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return[2]	0.16%	8.46%	1.43%	5.99%	-13.34%	-2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$40	$45	$53	$63	$103
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	4.19%	3.99%	3.67%	3.07%	2.13%	1.81%
Portfolio Turnover Rate[4]	27%	55%	55%	63%	46%	46%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Intermediate-Term Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.88	$74.66	$76.37	$74.25	$87.63	$92.73
Investment Operations
Net Investment Income[1]	1.646	3.151	2.861	2.394	1.783	1.715
Net Realized and Unrealized Gain (Loss) on Investments	(1.475)	3.193	(1.739)	2.087	(13.370)	(3.817)
Total from Investment Operations	.171	6.344	1.122	4.481	(11.587)	(2.102)
Distributions
Dividends from Net Investment Income	(1.361)	(3.124)	(2.832)	(2.361)	(1.772)	(1.719)
Distributions from Realized Capital Gains	—	—	—	—	(.021 )	(1.279)
Total Distributions	(1.361)	(3.124)	(2.832)	(2.361)	(1.793)	(2.998)
Net Asset Value, End of Period	$76.69	$77.88	$74.66	$76.37	$74.25	$87.63
Total Return	0.22%	8.62%	1.49%	6.16%	-13.30%	-2.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,276	$27,175	$20,731	$16,751	$12,916	$14,359
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.30%	4.10%	3.78%	3.21%	2.27%	1.91%
Portfolio Turnover Rate[3]	27%	55%	55%	63%	46%	46%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Intermediate-Term Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.222	.424	.384	.321	.238	.229
Net Realized and Unrealized Gain (Loss) on Investments	(.200 )	.430	(.230 )	.279	(1.807)	(.527 )
Total from Investment Operations	.022	.854	.154	.600	(1.569)	(.298 )
Distributions
Dividends from Net Investment Income	(.222 )	(.424 )	(.384 )	(.320 )	(.238 )	(.229 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.173 )
Total Distributions	(.222 )	(.424 )	(.384 )	(.320 )	(.241 )	(.402 )
Net Asset Value, End of Period	$10.36	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return[2]	0.20%	8.56%	1.51%	6.07%	-13.27%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,012	$18,834	$17,346	$17,061	$15,779	$18,773
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.08%	3.75%	3.17%	2.24%	1.88%
Portfolio Turnover Rate[4]	27%	55%	55%	63%	46%	46%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Intermediate-Term Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.223	.426	.386	.322	.240	.232
Net Realized and Unrealized Gain (Loss) on Investments	(.200 )	.430	(.230 )	.280	(1.807)	(.527 )
Total from Investment Operations	.023	.856	.156	.602	(1.567)	(.295 )
Distributions
Dividends from Net Investment Income	(.223 )	(.426 )	(.386 )	(.322 )	(.240 )	(.232 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.173 )
Total Distributions	(.223 )	(.426 )	(.386 )	(.322 )	(.243 )	(.405 )
Net Asset Value, End of Period	$10.36	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return	0.22%	8.58%	1.53%	6.09%	-13.25%	-2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,056	$3,001	$2,759	$2,931	$2,706	$3,271
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.30%	4.10%	3.77%	3.18%	2.26%	1.90%
Portfolio Turnover Rate[3]	27%	55%	55%	63%	46%	46%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Intermediate-Term Bond Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.224	.426	.389	.322	.242	.233
Net Realized and Unrealized Gain (Loss) on Investments	(.201 )	.430	(.232 )	.281	(1.808)	(.527 )
Total from Investment Operations	.023	.856	.157	.603	(1.566)	(.294 )
Distributions
Dividends from Net Investment Income	(.223 )	(.426 )	(.387 )	(.323 )	(.241 )	(.233 )
Distributions from Realized Capital Gains	—	—	—	—	(.003 )	(.173 )
Total Distributions	(.223 )	(.426 )	(.387 )	(.323 )	(.244 )	(.406 )
Net Asset Value, End of Period	$10.36	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return	0.22%	8.58%	1.54%	6.10%	-13.24%	-2.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,271	$1,299	$1,376	$951	$1,655	$1,786
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.31%	4.11%	3.79%	3.18%	2.28%	1.91%
Portfolio Turnover Rate[3]	27%	55%	55%	63%	46%	46%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2026.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
47

Intermediate-Term Bond Index Fund
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,115,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,368,399	—	29,368,399
Corporate Bonds	—	20,041,271	—	20,041,271
Sovereign Bonds	—	2,414,793	—	2,414,793
Taxable Municipal Bonds	—	161,411	—	161,411
Temporary Cash Investments	131,927	—	—	131,927
Total	131,927	51,985,874	—	52,117,801

48

Intermediate-Term Bond Index Fund
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,826,695
Gross Unrealized Appreciation	261,565
Gross Unrealized Depreciation	(970,459)
Net Unrealized Appreciation (Depreciation)	(708,894)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $3,670,051,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $4,543,121,000 of investment securities and sold $3,714,202,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,296,549,000 and $10,247,074,000, respectively. In addition, the fund purchased and sold investment securities of $3,391,097,000 and $1,111,904,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,365	418	11,831	1,135
Issued in Lieu of Cash Distributions	824	79	1,695	162
Redeemed	(4,504)	(429)	(19,568)	(1,884)
Net Increase (Decrease)—Investor Shares	685	68	(6,042)	(587)
ETF Shares
Issued	3,695,026	47,800	6,554,590	85,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,157,607)	(15,000)	(1,066,433)	(14,000)
Net Increase (Decrease)—ETF Shares	2,537,419	32,800	5,488,157	71,300
Admiral Shares
Issued	2,156,528	205,991	4,201,413	404,054
Issued in Lieu of Cash Distributions	341,099	32,626	620,738	59,458
Redeemed	(1,953,740)	(187,028)	(4,075,588)	(392,720)
Net Increase (Decrease)—Admiral Shares	543,887	51,589	746,563	70,792
Institutional Shares
Issued	413,359	39,511	857,615	82,493
Issued in Lieu of Cash Distributions	60,513	5,788	108,678	10,409
Redeemed	(361,218)	(34,516)	(839,569)	(81,139)
Net Increase (Decrease)—Institutional Shares	112,654	10,783	126,724	11,763
Institutional Plus Shares
Issued	180,169	17,237	360,121	34,257
Issued in Lieu of Cash Distributions	27,220	2,603	47,026	4,508
Redeemed	(208,587)	(20,208)	(533,501)	(51,562)
Net Increase (Decrease)—Institutional Plus Shares	(1,198)	(368)	(126,354)	(12,797)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
49

Intermediate-Term Bond Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3142 082026
50

Financial Statements
For the six-months ended June 30, 2026
Vanguard Long-Term Bond Index Fund

Contents
Financial Statements	1

Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (52.8%)
U.S. Government Securities (52.5%)
United States Treasury Note/Bond	4.375%	5/15/2036	18,729	18,630
United States Treasury Note/Bond	4.750%	2/15/2037	5,587	5,742
United States Treasury Note/Bond	5.000%	5/15/2037	7,795	8,177
United States Treasury Note/Bond	4.375%	2/15/2038	7,968	7,897
United States Treasury Note/Bond	4.500%	5/15/2038	9,744	9,748
United States Treasury Note/Bond	3.500%	2/15/2039	9,536	8,575
United States Treasury Note/Bond	4.250%	5/15/2039	15,491	14,960
United States Treasury Note/Bond	4.500%	8/15/2039	20,800	20,515
United States Treasury Note/Bond	4.375%	11/15/2039	20,810	20,216
United States Treasury Note/Bond	4.625%	2/15/2040	22,345	22,225
United States Treasury Note/Bond	1.125%	5/15/2040	54,345	34,391
United States Treasury Note/Bond	4.375%	5/15/2040	20,181	19,516
United States Treasury Note/Bond	1.125%	8/15/2040	76,232	47,767
United States Treasury Note/Bond	3.875%	8/15/2040	19,965	18,213
United States Treasury Note/Bond	1.375%	11/15/2040	83,875	54,230
United States Treasury Note/Bond	4.250%	11/15/2040	20,035	19,011
United States Treasury Note/Bond	1.875%	2/15/2041	93,876	65,141
United States Treasury Note/Bond	4.750%	2/15/2041	19,932	19,936
United States Treasury Note/Bond	2.250%	5/15/2041	71,675	52,289
United States Treasury Note/Bond	4.375%	5/15/2041	20,640	19,783
United States Treasury Note/Bond	1.750%	8/15/2041	109,822	73,598
United States Treasury Note/Bond	3.750%	8/15/2041	17,160	15,258
United States Treasury Note/Bond	2.000%	11/15/2041	96,397	66,774
United States Treasury Note/Bond	3.125%	11/15/2041	22,557	18,430
United States Treasury Note/Bond	2.375%	2/15/2042	61,624	44,976
United States Treasury Note/Bond	3.125%	2/15/2042	21,820	17,743
United States Treasury Note/Bond	3.000%	5/15/2042	19,295	15,361
United States Treasury Note/Bond	3.250%	5/15/2042	62,781	51,716
United States Treasury Note/Bond	2.750%	8/15/2042	20,304	15,518
United States Treasury Note/Bond	3.375%	8/15/2042	56,203	46,908
United States Treasury Note/Bond	2.750%	11/15/2042	31,023	23,584
United States Treasury Note/Bond	4.000%	11/15/2042	60,840	54,939
United States Treasury Note/Bond	3.125%	2/15/2043	26,322	21,050
United States Treasury Note/Bond	3.875%	2/15/2043	58,828	52,155
United States Treasury Note/Bond	2.875%	5/15/2043	19,736	15,147
United States Treasury Note/Bond	3.875%	5/15/2043	56,553	49,994
United States Treasury Note/Bond	3.625%	8/15/2043	35,374	30,143
United States Treasury Note/Bond	4.375%	8/15/2043	65,995	62,087
United States Treasury Note/Bond	3.750%	11/15/2043	36,080	31,192
United States Treasury Note/Bond	4.750%	11/15/2043	65,925	64,861
United States Treasury Note/Bond	3.625%	2/15/2044	38,514	32,653
United States Treasury Note/Bond	4.500%	2/15/2044	61,584	58,671
United States Treasury Note/Bond	3.375%	5/15/2044	37,085	30,240
United States Treasury Note/Bond	4.625%	5/15/2044	65,462	63,250
United States Treasury Note/Bond	3.125%	8/15/2044	47,269	36,990
United States Treasury Note/Bond	4.125%	8/15/2044	66,099	59,778
United States Treasury Note/Bond	3.000%	11/15/2044	39,953	30,552
United States Treasury Note/Bond	4.625%	11/15/2044	61,605	59,403
United States Treasury Note/Bond	2.500%	2/15/2045	45,781	32,117
United States Treasury Note/Bond	4.750%	2/15/2045	61,585	60,247
United States Treasury Note/Bond	3.000%	5/15/2045	23,058	17,531
United States Treasury Note/Bond	5.000%	5/15/2045	49,237	49,666
United States Treasury Note/Bond	2.875%	8/15/2045	22,617	16,777
United States Treasury Note/Bond	4.875%	8/15/2045	45,954	45,604
United States Treasury Note/Bond	3.000%	11/15/2045	19,356	14,616
United States Treasury Note/Bond	4.625%	11/15/2045	39,566	38,005
United States Treasury Note/Bond	2.500%	2/15/2046	37,310	25,737
United States Treasury Note/Bond	4.625%	2/15/2046	49,059	47,083
United States Treasury Note/Bond	2.500%	5/15/2046	37,904	26,040
United States Treasury Note/Bond	5.000%	5/15/2046	61,541	62,010
1

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	8/15/2046	48,757	31,814
	United States Treasury Note/Bond	2.875%	11/15/2046	20,072	14,658
	United States Treasury Note/Bond	3.000%	2/15/2047	36,699	27,309
	United States Treasury Note/Bond	3.000%	5/15/2047	31,197	23,159
	United States Treasury Note/Bond	2.750%	8/15/2047	49,156	34,759
	United States Treasury Note/Bond	2.750%	11/15/2047	49,333	34,781
	United States Treasury Note/Bond	3.000%	2/15/2048	57,875	42,601
	United States Treasury Note/Bond	3.125%	5/15/2048	61,506	46,190
	United States Treasury Note/Bond	3.000%	8/15/2048	68,403	50,113
	United States Treasury Note/Bond	3.375%	11/15/2048	67,611	52,847
	United States Treasury Note/Bond	3.000%	2/15/2049	72,141	52,598
	United States Treasury Note/Bond	2.875%	5/15/2049	67,512	47,947
	United States Treasury Note/Bond	2.250%	8/15/2049	63,579	39,528
	United States Treasury Note/Bond	2.375%	11/15/2049	63,729	40,590
	United States Treasury Note/Bond	2.000%	2/15/2050	78,925	45,977
	United States Treasury Note/Bond	1.250%	5/15/2050	88,475	42,071
	United States Treasury Note/Bond	1.375%	8/15/2050	99,212	48,645
	United States Treasury Note/Bond	1.625%	11/15/2050	102,637	53,640
	United States Treasury Note/Bond	1.875%	2/15/2051	115,990	64,456
[1]	United States Treasury Note/Bond	2.375%	5/15/2051	105,817	66,189
	United States Treasury Note/Bond	2.000%	8/15/2051	111,799	63,651
	United States Treasury Note/Bond	1.875%	11/15/2051	104,185	57,245
	United States Treasury Note/Bond	2.250%	2/15/2052	94,630	56,985
	United States Treasury Note/Bond	2.875%	5/15/2052	87,403	60,458
	United States Treasury Note/Bond	3.000%	8/15/2052	88,101	62,448
	United States Treasury Note/Bond	4.000%	11/15/2052	86,676	74,132
	United States Treasury Note/Bond	3.625%	2/15/2053	79,547	63,619
	United States Treasury Note/Bond	3.625%	5/15/2053	85,396	68,227
	United States Treasury Note/Bond	4.125%	8/15/2053	95,506	83,415
	United States Treasury Note/Bond	4.750%	11/15/2053	98,132	94,904
	United States Treasury Note/Bond	4.250%	2/15/2054	104,728	93,421
	United States Treasury Note/Bond	4.625%	5/15/2054	102,657	97,488
	United States Treasury Note/Bond	4.250%	8/15/2054	104,969	93,730
	United States Treasury Note/Bond	4.500%	11/15/2054	96,852	90,174
	United States Treasury Note/Bond	4.625%	2/15/2055	102,790	97,719
	United States Treasury Note/Bond	4.750%	5/15/2055	102,795	99,719
	United States Treasury Note/Bond	4.750%	8/15/2055	104,712	101,603
	United States Treasury Note/Bond	4.625%	11/15/2055	96,381	91,694
	United States Treasury Note/Bond	4.750%	2/15/2056	86,225	83,749
	United States Treasury Note/Bond	5.000%	5/15/2056	92,825	93,800
					4,553,419
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/2036	900	975
	Federal Home Loan Banks	5.500%	7/15/2036	2,805	3,027
[2,3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	240	131
[3]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,391	3,683
[3]	Federal National Mortgage Assn.	6.210%	8/6/2038	930	1,063
	Tennessee Valley Authority	5.880%	4/1/2036	2,627	2,891
	Tennessee Valley Authority	5.980%	4/1/2036	1,000	1,108
	Tennessee Valley Authority	6.150%	1/15/2038	218	245
	Tennessee Valley Authority	5.500%	6/15/2038	1,240	1,319
	Tennessee Valley Authority	5.250%	9/15/2039	3,795	3,937
	Tennessee Valley Authority	4.875%	1/15/2048	811	777
	Tennessee Valley Authority	4.250%	9/15/2052	985	836
	Tennessee Valley Authority	5.250%	2/1/2055	2,000	1,973
	Tennessee Valley Authority	5.375%	4/1/2056	970	973
	Tennessee Valley Authority	4.625%	9/15/2060	1,110	982
	Tennessee Valley Authority	4.250%	9/15/2065	2,990	2,444
					26,364
Total U.S. Government and Agency Obligations (Cost $5,378,366)					4,579,783
Corporate Bonds (41.2%)
Communications (5.1%)
	Alphabet Inc.	1.900%	8/15/2040	1,555	1,033
	Alphabet Inc.	5.350%	11/15/2045	2,765	2,681
	Alphabet Inc.	5.500%	2/15/2046	2,668	2,627
	Alphabet Inc.	2.050%	8/15/2050	5,765	3,079
	Alphabet Inc.	5.250%	5/15/2055	895	837
	Alphabet Inc.	5.450%	11/15/2055	6,094	5,841
2

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	5.650%	2/15/2056	6,566	6,485
	Alphabet Inc.	2.250%	8/15/2060	1,286	644
	Alphabet Inc.	5.300%	5/15/2065	3,965	3,636
	Alphabet Inc.	5.750%	2/15/2066	1,180	1,166
	Alphabet Inc.	5.700%	11/15/2075	4,747	4,566
	America Movil SAB de CV	6.125%	11/15/2037	410	431
	America Movil SAB de CV	6.125%	3/30/2040	3,006	3,130
	America Movil SAB de CV	4.375%	7/16/2042	1,949	1,680
	America Movil SAB de CV	4.375%	4/22/2049	1,756	1,461
	AT&T Inc.	5.250%	10/30/2036	1,342	1,317
	AT&T Inc.	5.250%	3/1/2037	1,247	1,224
	AT&T Inc.	4.900%	8/15/2037	1,227	1,168
	AT&T Inc.	4.850%	3/1/2039	4,922	4,577
	AT&T Inc.	6.375%	3/1/2041	90	95
	AT&T Inc.	3.500%	6/1/2041	7,559	5,815
	AT&T Inc.	5.550%	8/15/2041	695	674
	AT&T Inc.	4.300%	12/15/2042	2,763	2,281
	AT&T Inc.	4.650%	6/1/2044	720	610
	AT&T Inc.	4.800%	6/15/2044	1,018	874
	AT&T Inc.	4.350%	6/15/2045	662	532
	AT&T Inc.	5.550%	11/1/2045	2,745	2,581
	AT&T Inc.	5.850%	4/30/2046	2,770	2,668
	AT&T Inc.	4.750%	5/15/2046	4,487	3,778
[2]	AT&T Inc.	5.150%	11/15/2046	1,005	895
	AT&T Inc.	4.500%	3/9/2048	4,290	3,436
	AT&T Inc.	4.550%	3/9/2049	785	631
	AT&T Inc.	3.650%	6/1/2051	5,751	3,915
	AT&T Inc.	3.500%	9/15/2053	12,705	8,242
	AT&T Inc.	5.700%	11/1/2054	1,355	1,259
	AT&T Inc.	3.550%	9/15/2055	11,943	7,678
	AT&T Inc.	6.000%	4/30/2056	2,280	2,205
	AT&T Inc.	6.050%	8/15/2056	1,270	1,236
	AT&T Inc.	6.200%	10/30/2056	2,055	2,032
	AT&T Inc.	3.800%	12/1/2057	10,168	6,785
	AT&T Inc.	3.650%	9/15/2059	11,993	7,661
	AT&T Inc.	3.850%	6/1/2060	2,003	1,337
	AT&T Inc.	6.300%	10/30/2066	865	858
	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	575	571
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	2,521	2,092
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	2,283	2,147
	Charter Communications Operating LLC	5.375%	4/1/2038	6,096	5,461
	Charter Communications Operating LLC	3.500%	3/1/2042	109	75
	Charter Communications Operating LLC	6.484%	10/23/2045	5,326	4,892
	Charter Communications Operating LLC	5.375%	5/1/2047	3,234	2,607
	Charter Communications Operating LLC	5.750%	4/1/2048	5,584	4,702
	Charter Communications Operating LLC	5.125%	7/1/2049	1,097	848
	Charter Communications Operating LLC	4.800%	3/1/2050	5,796	4,321
	Charter Communications Operating LLC	3.700%	4/1/2051	2,281	1,416
	Charter Communications Operating LLC	3.900%	6/1/2052	4,299	2,739
	Charter Communications Operating LLC	5.250%	4/1/2053	2,969	2,318
	Charter Communications Operating LLC	6.700%	12/1/2055	1,573	1,498
	Charter Communications Operating LLC	3.850%	4/1/2061	5,648	3,303
	Charter Communications Operating LLC	4.400%	12/1/2061	185	119
	Charter Communications Operating LLC	3.950%	6/30/2062	4,453	2,629
	Charter Communications Operating LLC	5.500%	4/1/2063	450	345
	Comcast Corp.	3.200%	7/15/2036	2,430	2,016
	Comcast Corp.	3.900%	3/1/2038	2,078	1,758
	Comcast Corp.	4.600%	10/15/2038	3,025	2,730
	Comcast Corp.	3.750%	4/1/2040	5,033	4,025
	Comcast Corp.	4.650%	7/15/2042	675	576
	Comcast Corp.	3.400%	7/15/2046	2,386	1,612
	Comcast Corp.	3.969%	11/1/2047	1,790	1,288
	Comcast Corp.	4.000%	3/1/2048	1,714	1,244
	Comcast Corp.	4.700%	10/15/2048	1,695	1,356
	Comcast Corp.	3.999%	11/1/2049	2,917	2,070
	Comcast Corp.	3.450%	2/1/2050	4,017	2,581
	Comcast Corp.	2.800%	1/15/2051	3,432	1,927
	Comcast Corp.	2.887%	11/1/2051	13,223	7,488
	Comcast Corp.	5.350%	5/15/2053	3,049	2,632
	Comcast Corp.	5.650%	6/1/2054	1,800	1,624
3

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.937%	11/1/2056	10,129	5,476
	Comcast Corp.	4.950%	10/15/2058	1,135	911
	Comcast Corp.	2.650%	8/15/2062	1,450	701
	Comcast Corp.	2.987%	11/1/2063	6,040	3,144
	Comcast Corp.	5.500%	5/15/2064	3,115	2,679
	Electronic Arts Inc.	2.950%	2/15/2051	1,145	884
	Fox Corp.	5.476%	1/25/2039	2,272	2,198
	Fox Corp.	5.576%	1/25/2049	1,866	1,729
	Meta Platforms Inc.	5.500%	11/15/2045	7,047	6,540
	Meta Platforms Inc.	6.200%	5/15/2046	6,489	6,491
	Meta Platforms Inc.	4.450%	8/15/2052	4,197	3,234
	Meta Platforms Inc.	5.600%	5/15/2053	4,692	4,269
	Meta Platforms Inc.	5.400%	8/15/2054	4,495	3,972
[2]	Meta Platforms Inc.	5.625%	11/15/2055	8,507	7,709
	Meta Platforms Inc.	6.300%	5/15/2056	9,004	8,960
	Meta Platforms Inc.	4.650%	8/15/2062	1,830	1,386
	Meta Platforms Inc.	5.750%	5/15/2063	3,622	3,262
	Meta Platforms Inc.	5.550%	8/15/2064	4,203	3,673
	Meta Platforms Inc.	5.750%	11/15/2065	6,703	6,019
	Meta Platforms Inc.	6.450%	5/15/2066	6,105	6,037
	NBCUniversal Media LLC	6.400%	4/30/2040	130	141
	NBCUniversal Media LLC	5.950%	4/1/2041	2,315	2,393
	NBCUniversal Media LLC	4.450%	1/15/2043	3,385	2,880
	Omnicom Group Inc.	3.375%	3/1/2041	590	441
	Omnicom Group Inc.	5.400%	10/1/2048	1,078	964
	Orange SA	5.375%	1/13/2042	1,465	1,415
	Orange SA	5.500%	2/6/2044	656	643
	Rogers Communications Inc.	4.500%	3/15/2042	1,670	1,415
	Rogers Communications Inc.	5.450%	10/1/2043	875	815
	Rogers Communications Inc.	3.700%	11/15/2049	2,265	1,641
	Rogers Communications Inc.	4.550%	3/15/2052	3,060	2,431
[4]	Space Exploration Technologies Corp.	5.875%	7/15/2036	5,200	5,131
[4]	Space Exploration Technologies Corp.	6.600%	7/15/2046	3,765	3,662
[4]	Space Exploration Technologies Corp.	6.650%	7/15/2056	5,277	5,089
	Telefonica Emisiones SA	4.665%	3/6/2038	1,370	1,253
	Telefonica Emisiones SA	5.213%	3/8/2047	3,958	3,519
	Telefonica Emisiones SA	4.895%	3/6/2048	2,576	2,184
	Telefonica Emisiones SA	5.520%	3/1/2049	1,359	1,250
	TELUS Corp.	4.600%	11/16/2048	1,490	1,248
	Time Warner Cable LLC	6.550%	5/1/2037	1,052	1,043
	Time Warner Cable LLC	6.750%	6/15/2039	1,611	1,575
	Time Warner Cable LLC	5.875%	11/15/2040	1,548	1,386
	Time Warner Cable LLC	5.500%	9/1/2041	1,735	1,482
	Time Warner Cable LLC	4.500%	9/15/2042	2,455	1,850
	T-Mobile USA Inc.	4.375%	4/15/2040	4,160	3,670
	T-Mobile USA Inc.	3.000%	2/15/2041	3,961	2,925
	T-Mobile USA Inc.	4.500%	4/15/2050	4,753	3,839
	T-Mobile USA Inc.	3.300%	2/15/2051	4,245	2,772
	T-Mobile USA Inc.	3.400%	10/15/2052	4,736	3,106
	T-Mobile USA Inc.	5.750%	1/15/2054	3,068	2,920
	T-Mobile USA Inc.	6.000%	6/15/2054	1,105	1,092
	T-Mobile USA Inc.	5.500%	1/15/2055	215	197
	T-Mobile USA Inc.	5.250%	6/15/2055	1,647	1,459
	T-Mobile USA Inc.	5.875%	11/15/2055	2,216	2,156
	T-Mobile USA Inc.	5.700%	1/15/2056	839	794
	T-Mobile USA Inc.	5.850%	2/15/2056	1,290	1,250
	T-Mobile USA Inc.	3.600%	11/15/2060	3,289	2,133
	T-Mobile USA Inc.	5.800%	9/15/2062	1,715	1,645
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	949	813
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	1,097	873
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	1,698	1,403
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	848	581
	Uber Technologies Inc.	5.350%	9/15/2054	3,660	3,402
	Verizon Communications Inc.	5.250%	3/16/2037	1,732	1,713
	Verizon Communications Inc.	5.401%	7/2/2037	3,496	3,487
	Verizon Communications Inc.	4.812%	3/15/2039	2,345	2,181
	Verizon Communications Inc.	2.650%	11/20/2040	1,350	954
	Verizon Communications Inc.	3.400%	3/22/2041	6,151	4,753
	Verizon Communications Inc.	2.850%	9/3/2041	764	544
	Verizon Communications Inc.	4.750%	11/1/2041	3,211	2,875
4

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.850%	11/1/2042	495	395
	Verizon Communications Inc.	5.750%	11/30/2045	4,119	4,006
	Verizon Communications Inc.	4.862%	8/21/2046	4,738	4,120
	Verizon Communications Inc.	5.500%	3/16/2047	725	688
	Verizon Communications Inc.	4.522%	9/15/2048	2,762	2,279
	Verizon Communications Inc.	4.000%	3/22/2050	215	163
	Verizon Communications Inc.	2.875%	11/20/2050	4,185	2,560
	Verizon Communications Inc.	3.550%	3/22/2051	6,336	4,403
	Verizon Communications Inc.	3.875%	3/1/2052	886	647
	Verizon Communications Inc.	4.672%	3/15/2055	2,985	2,443
	Verizon Communications Inc.	5.875%	11/30/2055	6,430	6,239
	Verizon Communications Inc.	2.987%	10/30/2056	2,123	1,249
	Verizon Communications Inc.	3.000%	11/20/2060	3,513	2,009
	Verizon Communications Inc.	3.700%	3/22/2061	1,715	1,148
	Verizon Communications Inc.	6.000%	11/30/2065	4,397	4,262
	Vodafone Group plc	6.150%	2/27/2037	930	984
	Vodafone Group plc	5.250%	5/30/2048	2,065	1,853
	Vodafone Group plc	4.875%	6/19/2049	3,825	3,248
	Vodafone Group plc	4.250%	9/17/2050	1,414	1,088
	Vodafone Group plc	5.625%	2/10/2053	764	710
	Vodafone Group plc	5.750%	6/28/2054	3,657	3,452
	Vodafone Group plc	6.100%	6/18/2056	2,575	2,529
	Vodafone Group plc	5.750%	2/10/2063	915	849
	Vodafone Group plc	5.875%	6/28/2064	855	807
	Walt Disney Co.	6.650%	11/15/2037	1,140	1,276
	Walt Disney Co.	4.625%	3/23/2040	1,227	1,144
	Walt Disney Co.	3.500%	5/13/2040	4,834	3,962
	Walt Disney Co.	6.150%	2/15/2041	991	1,061
	Walt Disney Co.	5.400%	10/1/2043	1,819	1,781
	Walt Disney Co.	4.750%	9/15/2044	907	813
	Walt Disney Co.	4.750%	11/15/2046	1,662	1,475
	Walt Disney Co.	2.750%	9/1/2049	4,854	3,018
	Walt Disney Co.	4.700%	3/23/2050	879	769
	Walt Disney Co.	3.600%	1/13/2051	3,552	2,592
	Walt Disney Co.	3.800%	5/13/2060	2,775	2,007
					443,362
Consumer Discretionary (2.4%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	2,427	2,191
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	1,654	1,218
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	2,780	2,283
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	2,721	1,822
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	1,834	1,491
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	1,455	924
	Amazon.com Inc.	3.875%	8/22/2037	4,430	3,963
	Amazon.com Inc.	2.875%	5/12/2041	390	289
	Amazon.com Inc.	4.950%	12/5/2044	1,666	1,557
	Amazon.com Inc.	5.650%	3/13/2046	4,265	4,221
	Amazon.com Inc.	4.050%	8/22/2047	6,384	5,058
	Amazon.com Inc.	2.500%	6/3/2050	4,477	2,594
	Amazon.com Inc.	3.100%	5/12/2051	3,940	2,559
	Amazon.com Inc.	3.950%	4/13/2052	959	729
	Amazon.com Inc.	5.450%	11/20/2055	3,315	3,135
	Amazon.com Inc.	5.800%	3/13/2056	9,944	9,858
	Amazon.com Inc.	4.250%	8/22/2057	4,434	3,436
	Amazon.com Inc.	2.700%	6/3/2060	3,137	1,701
	Amazon.com Inc.	3.250%	5/12/2061	4,205	2,588
	Amazon.com Inc.	4.100%	4/13/2062	3,348	2,478
	Amazon.com Inc.	5.550%	11/20/2065	2,300	2,150
	Amazon.com Inc.	5.950%	3/13/2066	5,860	5,818
	Amazon.com Inc.	6.050%	3/13/2076	3,875	3,862
[2]	American University	3.672%	4/1/2049	605	455
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	1,272	789
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	1,296	975
	BorgWarner Inc.	4.375%	3/15/2045	798	666
[2]	Brown University	2.924%	9/1/2050	706	467
[2]	California Endowment	2.498%	4/1/2051	930	544
	California Institute of Technology	4.321%	8/1/2045	475	410
	California Institute of Technology	4.700%	11/1/2111	730	592
	California Institute of Technology	3.650%	9/1/2119	440	281
5

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Case Western Reserve University	5.405%	6/1/2122	325	297
	Darden Restaurants Inc.	4.550%	2/15/2048	215	180
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	1,280	931
[2]	Duke University	2.682%	10/1/2044	584	429
[2]	Duke University	2.757%	10/1/2050	585	375
[2]	Duke University	2.832%	10/1/2055	904	565
	eBay Inc.	4.000%	7/15/2042	1,128	896
	eBay Inc.	3.650%	5/10/2051	1,335	971
[2]	Emory University	2.969%	9/1/2050	1,020	666
[2]	Ford Foundation	2.815%	6/1/2070	519	293
	Ford Motor Co.	4.750%	1/15/2043	2,248	1,770
	Ford Motor Co.	5.291%	12/8/2046	1,356	1,114
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	940	762
	General Motors Co.	6.250%	10/2/2043	3,621	3,637
	General Motors Co.	5.200%	4/1/2045	2,084	1,848
	General Motors Co.	6.750%	4/1/2046	481	507
	General Motors Co.	5.400%	4/1/2048	861	773
	General Motors Co.	5.950%	4/1/2049	3,670	3,534
[2]	George Washington University	4.300%	9/15/2044	750	636
	George Washington University	4.868%	9/15/2045	750	685
[2]	George Washington University	4.126%	9/15/2048	705	571
[2]	Georgetown University	4.315%	4/1/2049	948	784
[2]	Georgetown University	2.943%	4/1/2050	737	480
[2]	Georgetown University	5.215%	10/1/2118	615	544
	Harley-Davidson Inc.	4.625%	7/28/2045	1,371	1,087
	Hasbro Inc.	6.350%	3/15/2040	644	673
	Home Depot Inc.	5.875%	12/16/2036	2,516	2,677
	Home Depot Inc.	3.300%	4/15/2040	2,275	1,825
	Home Depot Inc.	5.400%	9/15/2040	1,574	1,579
	Home Depot Inc.	5.950%	4/1/2041	920	973
	Home Depot Inc.	4.200%	4/1/2043	2,125	1,815
	Home Depot Inc.	4.875%	2/15/2044	1,936	1,784
	Home Depot Inc.	4.400%	3/15/2045	1,987	1,704
	Home Depot Inc.	4.250%	4/1/2046	3,162	2,643
	Home Depot Inc.	3.900%	6/15/2047	2,151	1,686
	Home Depot Inc.	4.500%	12/6/2048	1,140	970
	Home Depot Inc.	3.125%	12/15/2049	2,781	1,855
	Home Depot Inc.	3.350%	4/15/2050	1,896	1,321
	Home Depot Inc.	2.375%	3/15/2051	1,758	997
	Home Depot Inc.	2.750%	9/15/2051	2,275	1,387
	Home Depot Inc.	3.625%	4/15/2052	2,123	1,536
	Home Depot Inc.	4.950%	9/15/2052	929	838
	Home Depot Inc.	5.300%	6/25/2054	1,631	1,542
	Home Depot Inc.	3.500%	9/15/2056	418	289
	Home Depot Inc.	5.400%	6/25/2064	1,047	994
[2]	Howard University	5.209%	10/1/2052	675	561
	JD.com Inc.	4.125%	1/14/2050	670	549
[2]	Johns Hopkins University	4.083%	7/1/2053	460	369
[2]	Johns Hopkins University	2.813%	1/1/2060	583	339
	Lear Corp.	5.250%	5/15/2049	725	656
	Lear Corp.	3.550%	1/15/2052	592	404
	Leggett & Platt Inc.	3.500%	11/15/2051	1,269	788
	Leland Stanford Junior University	3.647%	5/1/2048	672	523
	Leland Stanford Junior University	2.413%	6/1/2050	810	481
	Lowe's Cos. Inc.	5.000%	4/15/2040	235	224
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,502	1,072
	Lowe's Cos. Inc.	3.700%	4/15/2046	1,992	1,497
	Lowe's Cos. Inc.	4.050%	5/3/2047	3,520	2,752
	Lowe's Cos. Inc.	4.550%	4/5/2049	1,981	1,640
	Lowe's Cos. Inc.	5.125%	4/15/2050	975	875
	Lowe's Cos. Inc.	3.000%	10/15/2050	1,117	707
	Lowe's Cos. Inc.	3.500%	4/1/2051	2,151	1,497
	Lowe's Cos. Inc.	4.250%	4/1/2052	2,183	1,710
	Lowe's Cos. Inc.	5.625%	4/15/2053	2,243	2,161
	Lowe's Cos. Inc.	5.750%	7/1/2053	1,077	1,053
	Lowe's Cos. Inc.	4.450%	4/1/2062	2,710	2,105
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,068	1,042
	Lowe's Cos. Inc.	5.850%	4/1/2063	675	662
	Marriott International Inc.	5.500%	4/15/2037	887	895
	Marriott International Inc.	5.100%	5/1/2038	970	935
6

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	4.500%	5/15/2047	714	597
	Masco Corp.	3.125%	2/15/2051	605	395
[2]	Massachusetts Institute of Technology	2.989%	7/1/2050	956	643
[2]	Massachusetts Institute of Technology	2.294%	7/1/2051	837	476
	Massachusetts Institute of Technology	3.067%	4/1/2052	570	385
	Massachusetts Institute of Technology	5.618%	6/1/2055	750	765
	Massachusetts Institute of Technology	5.600%	7/1/2111	1,225	1,212
	Massachusetts Institute of Technology	4.678%	7/1/2114	740	610
	Massachusetts Institute of Technology	3.885%	7/1/2116	441	303
	Mattel Inc.	5.450%	11/1/2041	150	137
[2]	McDonald's Corp.	6.300%	10/15/2037	1,314	1,432
[2]	McDonald's Corp.	6.300%	3/1/2038	1,986	2,163
[2]	McDonald's Corp.	5.700%	2/1/2039	1,432	1,484
[2]	McDonald's Corp.	4.875%	7/15/2040	955	902
[2]	McDonald's Corp.	3.700%	2/15/2042	909	735
[2]	McDonald's Corp.	3.625%	5/1/2043	545	427
[2]	McDonald's Corp.	4.600%	5/26/2045	1,171	1,021
[2]	McDonald's Corp.	4.875%	12/9/2045	2,663	2,405
[2]	McDonald's Corp.	4.450%	3/1/2047	2,008	1,695
[2]	McDonald's Corp.	4.450%	9/1/2048	1,109	928
[2]	McDonald's Corp.	3.625%	9/1/2049	2,290	1,671
[2]	McDonald's Corp.	4.200%	4/1/2050	410	328
[2]	McDonald's Corp.	5.150%	9/9/2052	770	706
	McDonald's Corp.	5.450%	8/14/2053	697	668
	NIKE Inc.	3.250%	3/27/2040	848	674
	NIKE Inc.	3.625%	5/1/2043	955	750
	NIKE Inc.	3.875%	11/1/2045	1,294	1,020
	NIKE Inc.	3.375%	11/1/2046	999	725
[2]	Northeastern University	2.894%	10/1/2050	745	491
[2]	Northwestern University	4.643%	12/1/2044	684	646
[2]	Northwestern University	2.640%	12/1/2050	434	270
[2]	Northwestern University	3.662%	12/1/2057	472	345
	Owens Corning	7.000%	12/1/2036	1,125	1,265
	Owens Corning	4.300%	7/15/2047	1,544	1,253
	Owens Corning	4.400%	1/30/2048	752	620
	Owens Corning	5.950%	6/15/2054	895	909
	President & Fellows of Harvard College	4.875%	10/15/2040	508	503
	President & Fellows of Harvard College	3.150%	7/15/2046	910	665
	President & Fellows of Harvard College	2.517%	10/15/2050	797	487
	President & Fellows of Harvard College	3.745%	11/15/2052	1,023	784
	President & Fellows of Harvard College	3.300%	7/15/2056	750	514
[2]	Rockefeller Foundation	2.492%	10/1/2050	685	413
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	1,380	1,335
	Sekisui House US Inc.	6.000%	1/15/2043	752	690
	Snap-on Inc.	4.100%	3/1/2048	724	585
	Snap-on Inc.	3.100%	5/1/2050	1,020	688
	Stanley Black & Decker Inc.	5.200%	9/1/2040	1,360	1,293
	Stanley Black & Decker Inc.	4.850%	11/15/2048	978	833
	Stanley Black & Decker Inc.	2.750%	11/15/2050	820	485
	Starbucks Corp.	4.300%	6/15/2045	450	373
	Starbucks Corp.	3.750%	12/1/2047	1,202	900
	Starbucks Corp.	4.500%	11/15/2048	489	408
	Starbucks Corp.	4.450%	8/15/2049	2,465	2,028
	Starbucks Corp.	3.500%	11/15/2050	1,125	787
	Thomas Jefferson University	3.847%	11/1/2057	650	466
	TJX Cos. Inc.	4.500%	4/15/2050	532	456
[2]	Trustees of Boston College	3.129%	7/1/2052	445	301
	Trustees of Princeton University	5.700%	3/1/2039	59	62
[2]	Trustees of Princeton University	2.516%	7/1/2050	1,125	698
	Trustees of Princeton University	4.201%	3/1/2052	740	612
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	1,002	585
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	505	414
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	440	276
[2]	University of Chicago	2.761%	4/1/2045	695	547
[2]	University of Chicago	2.547%	4/1/2050	488	320
[2]	University of Chicago	4.003%	10/1/2053	123	98
[2]	University of Miami	4.063%	4/1/2052	685	539
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	712	548
[2]	University of Notre Dame du Lac	3.394%	2/15/2048	573	427
[2]	University of Southern California	3.028%	10/1/2039	566	465
7

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Southern California	3.841%	10/1/2047	798	637
	University of Southern California	2.805%	10/1/2050	691	440
[2]	University of Southern California	2.945%	10/1/2051	540	353
	University of Southern California	4.976%	10/1/2053	220	203
	University of Southern California	5.250%	10/1/2111	425	389
[2]	University of Southern California	3.226%	10/1/2120	381	216
[2]	Washington University	3.524%	4/15/2054	800	581
	Washington University	4.349%	4/15/2122	755	571
[2]	William Marsh Rice University	3.574%	5/15/2045	499	392
[2]	William Marsh Rice University	3.774%	5/15/2055	585	441
[2]	Yale University	2.402%	4/15/2050	707	425
					206,313
Consumer Staples (2.7%)
	Altria Group Inc.	5.800%	2/14/2039	4,672	4,734
	Altria Group Inc.	3.400%	2/4/2041	1,099	840
	Altria Group Inc.	4.250%	8/9/2042	1,097	904
	Altria Group Inc.	4.500%	5/2/2043	786	660
	Altria Group Inc.	3.875%	9/16/2046	3,638	2,702
	Altria Group Inc.	5.950%	2/14/2049	285	280
	Altria Group Inc.	4.450%	5/6/2050	2,385	1,883
	Altria Group Inc.	3.700%	2/4/2051	2,517	1,750
	Altria Group Inc.	6.200%	2/14/2059	230	226
	Altria Group Inc.	4.000%	2/4/2061	1,585	1,104
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	15,554	14,172
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	4,064	3,692
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	3,267	4,102
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,460	6,575
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	932	1,161
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,158	2,035
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	2,411	2,040
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	6,939	6,825
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	250	216
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,530	2,577
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	337	258
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	455	388
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	1,520	921
	BAT Capital Corp.	4.390%	8/15/2037	4,610	4,215
	BAT Capital Corp.	7.079%	8/2/2043	1,570	1,747
	BAT Capital Corp.	4.540%	8/15/2047	4,889	4,035
	BAT Capital Corp.	4.758%	9/6/2049	925	776
	BAT Capital Corp.	5.282%	4/2/2050	859	775
	BAT Capital Corp.	5.650%	3/16/2052	1,655	1,560
	BAT Capital Corp.	7.081%	8/2/2053	2,121	2,393
	BAT Capital Corp.	6.250%	8/15/2055	185	189
	Brown-Forman Corp.	4.500%	7/15/2045	1,145	982
	Campbell's Co.	4.800%	3/15/2048	1,442	1,179
	Campbell's Co.	3.125%	4/24/2050	1,103	681
	Church & Dwight Co. Inc.	3.950%	8/1/2047	910	719
	Church & Dwight Co. Inc.	5.000%	6/15/2052	750	680
	Coca-Cola Co.	2.500%	6/1/2040	1,545	1,134
	Coca-Cola Co.	2.875%	5/5/2041	1,880	1,433
	Coca-Cola Co.	4.200%	3/25/2050	1,825	1,507
	Coca-Cola Co.	2.600%	6/1/2050	3,675	2,256
	Coca-Cola Co.	3.000%	3/5/2051	1,395	923
	Coca-Cola Co.	2.500%	3/15/2051	1,984	1,179
	Coca-Cola Co.	5.300%	5/13/2054	1,066	1,029
	Coca-Cola Co.	5.200%	1/14/2055	2,041	1,946
	Coca-Cola Co.	2.750%	6/1/2060	2,170	1,258
	Coca-Cola Co.	5.400%	5/13/2064	2,020	1,948
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,090	1,049
[2]	Colgate-Palmolive Co.	3.700%	8/1/2047	885	684
	Conagra Brands Inc.	5.300%	11/1/2038	3,204	3,034
	Constellation Brands Inc.	4.500%	5/9/2047	1,240	1,035
	Constellation Brands Inc.	4.100%	2/15/2048	1,115	874
	Constellation Brands Inc.	5.250%	11/15/2048	587	539
	Constellation Brands Inc.	3.750%	5/1/2050	710	524
	Diageo Capital plc	5.875%	9/30/2036	240	254
	Diageo Investment Corp.	4.250%	5/11/2042	277	238
	Dollar General Corp.	4.125%	4/3/2050	1,507	1,175
8

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	5.500%	11/1/2052	550	527
	Dollar Tree Inc.	3.375%	12/1/2051	998	668
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	778	824
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	295	235
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	830	547
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	700	634
	Flowers Foods Inc.	6.200%	3/15/2055	110	94
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	150	131
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	2,899	2,105
	General Mills Inc.	3.000%	2/1/2051	1,319	832
	Haleon US Capital LLC	4.000%	3/24/2052	1,541	1,207
	Hershey Co.	3.125%	11/15/2049	825	561
	Hormel Foods Corp.	3.050%	6/3/2051	935	613
	Ingredion Inc.	3.900%	6/1/2050	480	360
	J M Smucker Co.	6.500%	11/15/2043	920	989
	J M Smucker Co.	6.500%	11/15/2053	1,545	1,685
[4]	JBS NV	5.625%	3/10/2037	1,700	1,689
	JBS NV	4.375%	2/2/2052	1,154	869
	JBS NV	6.500%	12/1/2052	2,962	2,991
	JBS NV	7.250%	11/15/2053	2,561	2,797
	JBS NV	6.375%	2/25/2055	1,200	1,197
	JBS NV	6.250%	3/1/2056	2,740	2,679
[4]	JBS NV	6.400%	5/10/2057	1,525	1,517
	JBS NV	6.375%	4/15/2066	1,180	1,152
	Kellanova	4.500%	4/1/2046	354	304
	Kellanova	5.750%	5/16/2054	565	559
	Kenvue Inc.	5.100%	3/22/2043	1,187	1,131
	Kenvue Inc.	5.050%	3/22/2053	2,420	2,210
	Kenvue Inc.	5.200%	3/22/2063	980	890
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,210	998
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	480	386
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	881	629
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	765	502
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	2,126	1,707
	Kimberly-Clark Corp.	6.625%	8/1/2037	1,512	1,715
	Kimberly-Clark Corp.	5.300%	3/1/2041	549	550
	Kimberly-Clark Corp.	3.200%	7/30/2046	1,133	801
	Kimberly-Clark Corp.	2.875%	2/7/2050	439	285
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	700	708
	Kraft Heinz Foods Co.	6.875%	1/26/2039	1,495	1,638
	Kraft Heinz Foods Co.	6.500%	2/9/2040	675	713
	Kraft Heinz Foods Co.	5.000%	6/4/2042	2,670	2,391
	Kraft Heinz Foods Co.	5.200%	7/15/2045	2,801	2,497
	Kraft Heinz Foods Co.	4.375%	6/1/2046	841	671
	Kraft Heinz Foods Co.	4.875%	10/1/2049	3,145	2,637
	Kraft Heinz Foods Co.	5.500%	6/1/2050	676	615
	Kroger Co.	6.900%	4/15/2038	579	649
	Kroger Co.	5.400%	7/15/2040	1,144	1,118
	Kroger Co.	5.150%	8/1/2043	649	603
	Kroger Co.	3.875%	10/15/2046	1,061	808
	Kroger Co.	4.450%	2/1/2047	2,719	2,245
	Kroger Co.	4.650%	1/15/2048	1,135	961
	Kroger Co.	3.950%	1/15/2050	1,632	1,225
	Kroger Co.	5.500%	9/15/2054	3,185	2,989
	Kroger Co.	5.650%	9/15/2064	1,635	1,533
[4]	Maple Parent Holdings Corp.	6.625%	3/26/2056	1,050	1,104
	McCormick & Co. Inc.	4.200%	8/15/2047	421	335
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	724	639
	Molson Coors Beverage Co.	5.000%	5/1/2042	982	894
	Molson Coors Beverage Co.	4.200%	7/15/2046	2,751	2,195
	Mondelez International Inc.	2.625%	9/4/2050	1,769	1,070
	PepsiCo Inc.	4.875%	11/1/2040	175	168
	PepsiCo Inc.	2.625%	10/21/2041	2,500	1,795
	PepsiCo Inc.	4.000%	3/5/2042	1,468	1,249
	PepsiCo Inc.	3.600%	8/13/2042	445	357
	PepsiCo Inc.	4.450%	4/14/2046	2,034	1,771
	PepsiCo Inc.	3.450%	10/6/2046	1,941	1,446
	PepsiCo Inc.	4.000%	5/2/2047	1,073	867
	PepsiCo Inc.	3.375%	7/29/2049	1,535	1,096
	PepsiCo Inc.	2.875%	10/15/2049	1,234	805
9

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.625%	3/19/2050	108	81
	PepsiCo Inc.	2.750%	10/21/2051	874	544
	PepsiCo Inc.	4.650%	2/15/2053	2,125	1,868
	PepsiCo Inc.	5.250%	7/17/2054	130	125
	PepsiCo Inc.	3.875%	3/19/2060	695	522
	Philip Morris International Inc.	6.375%	5/16/2038	2,438	2,666
	Philip Morris International Inc.	4.375%	11/15/2041	1,360	1,188
	Philip Morris International Inc.	4.500%	3/20/2042	952	837
	Philip Morris International Inc.	4.125%	3/4/2043	3,191	2,673
	Philip Morris International Inc.	4.875%	11/15/2043	1,602	1,458
	Philip Morris International Inc.	4.250%	11/10/2044	1,851	1,557
	Procter & Gamble Co.	5.550%	3/5/2037	112	119
	Procter & Gamble Co.	3.550%	3/25/2040	856	731
	Procter & Gamble Co.	3.500%	10/25/2047	1,003	772
	Procter & Gamble Co.	3.600%	3/25/2050	165	128
	Reynolds American Inc.	7.250%	6/15/2037	647	735
	Reynolds American Inc.	6.150%	9/15/2043	1,425	1,443
	Reynolds American Inc.	5.850%	8/15/2045	3,417	3,367
	Sysco Corp.	4.500%	4/1/2046	300	250
	Sysco Corp.	4.450%	3/15/2048	1,530	1,245
	Sysco Corp.	3.300%	2/15/2050	1,080	725
	Sysco Corp.	6.600%	4/1/2050	2,337	2,486
	Sysco Corp.	3.150%	12/14/2051	194	124
	Target Corp.	6.500%	10/15/2037	971	1,078
	Target Corp.	7.000%	1/15/2038	745	859
	Target Corp.	4.000%	7/1/2042	1,005	842
	Target Corp.	3.625%	4/15/2046	1,182	898
	Target Corp.	3.900%	11/15/2047	1,168	913
	Target Corp.	2.950%	1/15/2052	1,660	1,058
	Target Corp.	4.800%	1/15/2053	1,048	934
	Tyson Foods Inc.	4.550%	6/2/2047	650	548
	Tyson Foods Inc.	5.100%	9/28/2048	3,195	2,881
[2]	Unilever Capital Corp.	2.625%	8/12/2051	1,002	619
	Walmart Inc.	6.500%	8/15/2037	40	46
	Walmart Inc.	6.200%	4/15/2038	1,099	1,220
	Walmart Inc.	3.950%	6/28/2038	610	560
	Walmart Inc.	5.625%	4/1/2040	1,152	1,208
	Walmart Inc.	5.000%	10/25/2040	2,314	2,311
	Walmart Inc.	5.625%	4/15/2041	975	1,023
	Walmart Inc.	4.000%	4/11/2043	1,001	849
	Walmart Inc.	3.625%	12/15/2047	902	704
	Walmart Inc.	4.050%	6/29/2048	4,679	3,834
	Walmart Inc.	2.950%	9/24/2049	925	622
	Walmart Inc.	2.650%	9/22/2051	3,080	1,911
	Walmart Inc.	4.500%	9/9/2052	1,982	1,718
	Walmart Inc.	4.500%	4/15/2053	245	213
					235,850
Energy (3.8%)
[2]	APA Corp.	5.100%	9/1/2040	445	410
	APA Corp.	6.750%	2/15/2055	1,510	1,576
	Baker Hughes Holdings LLC	5.125%	9/15/2040	1,627	1,560
	Baker Hughes Holdings LLC	5.850%	6/15/2056	3,801	3,755
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,842	2,892
	BP Capital Markets America Inc.	3.000%	2/24/2050	4,289	2,782
	BP Capital Markets America Inc.	2.772%	11/10/2050	4,101	2,524
	BP Capital Markets America Inc.	2.939%	6/4/2051	3,955	2,504
	BP Capital Markets America Inc.	3.001%	3/17/2052	3,720	2,370
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,942	1,896
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	835	900
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,005	1,061
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	510	557
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	1,694	1,503
	Cenovus Energy Inc.	5.250%	6/15/2037	921	893
	Cenovus Energy Inc.	6.750%	11/15/2039	825	908
	Cenovus Energy Inc.	5.400%	6/15/2047	871	803
	Cenovus Energy Inc.	3.750%	2/15/2052	610	435
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	2,579	2,192
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	857	843
[4]	Cheniere Energy Inc.	6.000%	7/30/2056	920	919
10

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Cheniere Energy Partners LP	5.350%	11/30/2036	1,250	1,244
[4]	Cheniere Energy Partners LP	6.050%	11/30/2056	600	606
	Chevron Corp.	3.078%	5/11/2050	3,275	2,196
	Chevron USA Inc.	5.250%	11/15/2043	567	561
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	1,600	1,456
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	1,850	1,407
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,884	2,157
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	840	832
	ConocoPhillips	5.900%	5/15/2038	1,637	1,728
	ConocoPhillips	6.500%	2/1/2039	3,302	3,655
	ConocoPhillips	4.875%	10/1/2047	1,395	1,241
	ConocoPhillips Co.	5.950%	3/15/2046	50	51
	ConocoPhillips Co.	3.800%	3/15/2052	2,337	1,713
	ConocoPhillips Co.	5.300%	5/15/2053	2,772	2,581
	ConocoPhillips Co.	5.550%	3/15/2054	915	885
	ConocoPhillips Co.	5.500%	1/15/2055	1,335	1,279
	ConocoPhillips Co.	4.025%	3/15/2062	3,690	2,693
	ConocoPhillips Co.	5.700%	9/15/2063	1,042	1,016
	ConocoPhillips Co.	5.650%	1/15/2065	50	48
	Continental Resources Inc.	4.900%	6/1/2044	1,207	987
	DCP Midstream Operating LP	5.600%	4/1/2044	755	727
	Devon Energy Corp.	5.600%	7/15/2041	1,967	1,937
	Devon Energy Corp.	5.000%	6/15/2045	2,115	1,896
	Devon Energy Corp.	5.750%	9/15/2054	1,265	1,219
[4]	Devon Energy Corp.	5.900%	2/15/2055	1,050	1,035
	Diamondback Energy Inc.	5.750%	4/18/2054	2,245	2,182
	Diamondback Energy Inc.	5.900%	4/18/2064	2,421	2,377
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	1,755	1,681
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	165	169
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	400	357
	Enbridge Energy Partners LP	5.500%	9/15/2040	805	790
	Enbridge Energy Partners LP	7.375%	10/15/2045	1,070	1,236
	Enbridge Inc.	4.500%	6/10/2044	492	422
	Enbridge Inc.	5.500%	12/1/2046	822	785
	Enbridge Inc.	3.400%	8/1/2051	4,170	2,832
	Enbridge Inc.	6.700%	11/15/2053	927	1,019
	Enbridge Inc.	5.950%	4/5/2054	2,391	2,400
	Energy Transfer LP	6.625%	10/15/2036	498	538
[2]	Energy Transfer LP	5.800%	6/15/2038	1,049	1,069
	Energy Transfer LP	7.500%	7/1/2038	960	1,108
	Energy Transfer LP	6.050%	6/1/2041	1,709	1,734
	Energy Transfer LP	6.500%	2/1/2042	1,130	1,194
	Energy Transfer LP	6.100%	2/15/2042	625	627
	Energy Transfer LP	5.150%	2/1/2043	539	487
	Energy Transfer LP	5.950%	10/1/2043	700	686
	Energy Transfer LP	5.000%	5/15/2044	649	570
	Energy Transfer LP	5.150%	3/15/2045	808	720
	Energy Transfer LP	6.125%	12/15/2045	1,293	1,284
	Energy Transfer LP	5.300%	4/15/2047	1,590	1,426
	Energy Transfer LP	5.400%	10/1/2047	2,303	2,088
	Energy Transfer LP	6.000%	6/15/2048	1,276	1,240
	Energy Transfer LP	6.250%	4/15/2049	5,121	5,110
	Energy Transfer LP	5.000%	5/15/2050	1,809	1,532
	Energy Transfer LP	5.950%	5/15/2054	3,970	3,800
	Energy Transfer LP	6.050%	9/1/2054	2,323	2,257
	Energy Transfer LP	6.200%	4/1/2055	2,222	2,198
	Energy Transfer LP	6.300%	1/15/2056	600	602
	Enterprise Products Operating LLC	7.550%	4/15/2038	945	1,118
	Enterprise Products Operating LLC	6.125%	10/15/2039	1,030	1,100
	Enterprise Products Operating LLC	5.700%	2/15/2042	810	820
	Enterprise Products Operating LLC	4.850%	8/15/2042	1,446	1,334
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,178	1,030
	Enterprise Products Operating LLC	4.850%	3/15/2044	848	774
	Enterprise Products Operating LLC	5.100%	2/15/2045	4,345	4,055
	Enterprise Products Operating LLC	4.900%	5/15/2046	1,403	1,264
	Enterprise Products Operating LLC	4.250%	2/15/2048	2,585	2,120
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,024	899
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,385	1,118
	Enterprise Products Operating LLC	3.700%	1/31/2051	985	725
	Enterprise Products Operating LLC	3.200%	2/15/2052	2,459	1,627
11

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.300%	2/15/2053	3,641	2,439
	Enterprise Products Operating LLC	4.950%	10/15/2054	677	601
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,986	2,892
	Enterprise Products Operating LLC	3.950%	1/31/2060	2,454	1,787
	EOG Resources Inc.	4.950%	4/15/2050	973	869
	EOG Resources Inc.	5.650%	12/1/2054	765	749
	EOG Resources Inc.	5.950%	7/15/2055	1,425	1,452
	Exxon Mobil Corp.	2.995%	8/16/2039	1,818	1,439
	Exxon Mobil Corp.	4.227%	3/19/2040	4,177	3,763
	Exxon Mobil Corp.	3.567%	3/6/2045	1,669	1,288
	Exxon Mobil Corp.	4.114%	3/1/2046	2,772	2,293
	Exxon Mobil Corp.	3.095%	8/16/2049	465	315
	Exxon Mobil Corp.	4.327%	3/19/2050	4,885	4,077
	Exxon Mobil Corp.	3.452%	4/15/2051	4,479	3,192
	Halliburton Co.	6.700%	9/15/2038	2,345	2,585
	Halliburton Co.	4.500%	11/15/2041	895	783
	Halliburton Co.	4.750%	8/1/2043	1,981	1,743
	Halliburton Co.	5.000%	11/15/2045	2,534	2,268
	Hess Corp.	6.000%	1/15/2040	1,211	1,274
	Hess Corp.	5.600%	2/15/2041	2,592	2,625
	Hess Corp.	5.800%	4/1/2047	415	419
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	1,196	1,337
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	881	945
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,048	1,127
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	1,000	981
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	1,242	1,130
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	695	610
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	1,075	972
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	866	825
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	1,120	1,054
	Kinder Morgan Inc.	5.550%	6/1/2045	3,164	3,041
	Kinder Morgan Inc.	5.050%	2/15/2046	1,183	1,064
	Kinder Morgan Inc.	5.200%	3/1/2048	2,626	2,386
	Kinder Morgan Inc.	3.250%	8/1/2050	779	517
	Kinder Morgan Inc.	3.600%	2/15/2051	955	672
	Kinder Morgan Inc.	5.450%	8/1/2052	260	243
	Kinder Morgan Inc.	5.950%	8/1/2054	2,636	2,647
	Marathon Petroleum Corp.	6.500%	3/1/2041	3,530	3,786
	Marathon Petroleum Corp.	4.750%	9/15/2044	1,752	1,531
	Marathon Petroleum Corp.	5.000%	9/15/2054	1,856	1,590
	MPLX LP	4.500%	4/15/2038	899	814
	MPLX LP	5.200%	3/1/2047	654	589
	MPLX LP	5.200%	12/1/2047	1,405	1,253
	MPLX LP	4.700%	4/15/2048	1,770	1,471
	MPLX LP	5.500%	2/15/2049	3,151	2,904
	MPLX LP	4.950%	3/14/2052	1,802	1,524
	MPLX LP	5.650%	3/1/2053	790	736
	MPLX LP	5.950%	4/1/2055	566	549
	MPLX LP	6.200%	9/15/2055	1,525	1,532
	MPLX LP	6.100%	4/1/2056	715	707
	MPLX LP	4.900%	4/15/2058	185	152
	NOV Inc.	3.950%	12/1/2042	1,033	813
	Occidental Petroleum Corp.	6.450%	9/15/2036	3,620	3,881
	Occidental Petroleum Corp.	7.950%	6/15/2039	480	570
	Occidental Petroleum Corp.	6.200%	3/15/2040	1,616	1,674
	Occidental Petroleum Corp.	6.600%	3/15/2046	2,378	2,527
	Occidental Petroleum Corp.	4.200%	3/15/2048	230	184
	Occidental Petroleum Corp.	6.050%	10/1/2054	930	942
	ONEOK Inc.	5.150%	10/15/2043	820	743
	ONEOK Inc.	5.600%	4/1/2044	205	194
	ONEOK Inc.	5.050%	4/1/2045	463	408
	ONEOK Inc.	4.250%	9/15/2046	1,240	969
	ONEOK Inc.	5.450%	6/1/2047	1,140	1,044
	ONEOK Inc.	4.950%	7/13/2047	1,465	1,261
	ONEOK Inc.	5.200%	7/15/2048	1,840	1,634
	ONEOK Inc.	4.450%	9/1/2049	855	684
	ONEOK Inc.	3.950%	3/1/2050	1,714	1,239
	ONEOK Inc.	6.625%	9/1/2053	2,155	2,259
	ONEOK Inc.	5.700%	11/1/2054	1,733	1,608
	ONEOK Inc.	6.250%	10/15/2055	2,620	2,626
12

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	5.850%	11/1/2064	1,690	1,584
	ONEOK Partners LP	6.650%	10/1/2036	1,445	1,568
	ONEOK Partners LP	6.200%	9/15/2043	946	966
	Ovintiv Inc.	6.625%	8/15/2037	1,068	1,143
	Ovintiv Inc.	6.500%	2/1/2038	1,010	1,063
	Phillips 66	5.875%	5/1/2042	3,890	3,938
	Phillips 66	4.875%	11/15/2044	1,373	1,223
	Phillips 66	3.300%	3/15/2052	1,805	1,184
	Phillips 66 Co.	4.680%	2/15/2045	555	475
	Phillips 66 Co.	4.900%	10/1/2046	1,431	1,248
	Phillips 66 Co.	5.650%	6/15/2054	200	189
	Plains All American Pipeline LP	6.650%	1/15/2037	840	907
	Plains All American Pipeline LP	5.150%	6/1/2042	750	689
	Plains All American Pipeline LP	4.300%	1/31/2043	370	306
	Plains All American Pipeline LP	4.700%	6/15/2044	1,238	1,072
	Plains All American Pipeline LP	4.900%	2/15/2045	1,285	1,133
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	930	971
[4]	Shell Finance US Inc.	6.375%	12/15/2038	1,386	1,515
[2]	Shell Finance US Inc.	4.375%	5/11/2045	4,165	3,546
[2]	Shell Finance US Inc.	4.000%	5/10/2046	4,133	3,301
[2]	Shell Finance US Inc.	3.750%	9/12/2046	1,762	1,361
[4]	Shell Finance US Inc.	3.125%	11/7/2049	225	152
[2]	Shell Finance US Inc.	3.250%	4/6/2050	2,002	1,384
[4]	Shell Finance US Inc.	3.000%	11/26/2051	2,460	1,598
	Shell International Finance BV	2.875%	11/26/2041	3,469	2,533
	Shell International Finance BV	3.625%	8/21/2042	1,417	1,121
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	1,080	1,034
	Spectra Energy Partners LP	5.950%	9/25/2043	707	713
	Spectra Energy Partners LP	4.500%	3/15/2045	1,323	1,119
	Suncor Energy Inc.	6.800%	5/15/2038	729	801
	Suncor Energy Inc.	6.850%	6/1/2039	1,927	2,131
	Suncor Energy Inc.	4.000%	11/15/2047	940	720
	Suncor Energy Inc.	3.750%	3/4/2051	730	530
	Targa Resources Corp.	5.400%	7/30/2036	1,545	1,538
	Targa Resources Corp.	4.950%	4/15/2052	1,285	1,100
	Targa Resources Corp.	6.500%	2/15/2053	1,480	1,549
	Targa Resources Corp.	6.125%	5/15/2055	2,166	2,161
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,810	1,287
	TotalEnergies Capital International SA	3.127%	5/29/2050	4,194	2,792
	TotalEnergies Capital International SA	3.386%	6/29/2060	2,833	1,843
	TotalEnergies Capital SA	5.488%	4/5/2054	736	711
	TotalEnergies Capital SA	5.275%	9/10/2054	1,470	1,380
	TotalEnergies Capital SA	5.638%	4/5/2064	2,602	2,526
	TotalEnergies Capital SA	5.425%	9/10/2064	1,730	1,626
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	2,533	2,692
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	2,744	3,144
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	3,380	3,531
[2]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	462	468
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	1,410	1,364
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	685	597
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,275	1,084
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	1,279	981
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	476	469
	Valero Energy Corp.	6.625%	6/15/2037	1,855	2,038
	Valero Energy Corp.	4.900%	3/15/2045	440	390
	Valero Energy Corp.	3.650%	12/1/2051	125	87
	Valero Energy Corp.	4.000%	6/1/2052	330	246
	Western Midstream Operating LP	5.700%	7/1/2036	767	768
	Western Midstream Operating LP	5.300%	3/1/2048	1,785	1,554
	Western Midstream Operating LP	5.500%	8/15/2048	1,025	914
	Western Midstream Operating LP	5.250%	2/1/2050	2,367	2,054
	Williams Cos. Inc.	6.300%	4/15/2040	2,295	2,437
	Williams Cos. Inc.	5.400%	3/4/2044	1,540	1,461
	Williams Cos. Inc.	5.750%	6/24/2044	160	158
	Williams Cos. Inc.	5.100%	9/15/2045	3,050	2,777
	Williams Cos. Inc.	4.850%	3/1/2048	1,537	1,330
	Williams Cos. Inc.	3.500%	10/15/2051	1,855	1,278
	Williams Cos. Inc.	5.300%	8/15/2052	800	729
	Williams Cos. Inc.	5.800%	11/15/2054	1,202	1,170
	Williams Cos. Inc.	6.000%	3/15/2055	780	779
13

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.950%	3/15/2056	60	59
	Woodside Finance Ltd.	5.700%	9/12/2054	1,050	1,007
					333,036
Financials (5.7%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	1,991	1,607
	Aflac Inc.	4.000%	10/15/2046	1,294	1,033
	Alleghany Corp.	4.900%	9/15/2044	230	207
	Alleghany Corp.	3.250%	8/15/2051	1,375	912
	Allstate Corp.	4.500%	6/15/2043	1,085	943
	Allstate Corp.	4.200%	12/15/2046	894	725
	Allstate Corp.	3.850%	8/10/2049	573	434
[2]	Allstate Corp.	6.500%	5/15/2057	795	815
	American Express Co.	4.050%	12/3/2042	2,308	1,951
	American Financial Group Inc.	4.500%	6/15/2047	1,010	832
	American International Group Inc.	4.500%	7/16/2044	990	864
	American International Group Inc.	4.800%	7/10/2045	375	336
	American International Group Inc.	4.750%	4/1/2048	1,263	1,113
	American International Group Inc.	4.375%	6/30/2050	2,600	2,148
	Aon Corp.	6.250%	9/30/2040	169	182
	Aon Corp.	2.900%	8/23/2051	1,487	918
	Aon Corp.	3.900%	2/28/2052	2,032	1,504
	Aon Global Ltd.	4.600%	6/14/2044	850	738
	Aon Global Ltd.	4.750%	5/15/2045	824	723
	Aon North America Inc.	5.750%	3/1/2054	3,602	3,536
	Apollo Global Management Inc.	5.800%	5/21/2054	1,370	1,298
	Arch Capital Group Ltd.	3.635%	6/30/2050	964	703
	Arch Capital Group Ltd.	5.950%	6/15/2056	1,989	2,009
	Ares Management Corp.	5.600%	10/11/2054	1,034	936
	Arthur J Gallagher & Co.	3.500%	5/20/2051	1,562	1,075
	Arthur J Gallagher & Co.	3.050%	3/9/2052	1,650	1,038
	Arthur J Gallagher & Co.	5.750%	3/2/2053	970	940
	Arthur J Gallagher & Co.	6.750%	2/15/2054	950	1,044
	Arthur J Gallagher & Co.	5.750%	7/15/2054	880	856
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,180	1,120
	Athene Holding Ltd.	3.950%	5/25/2051	475	326
	Athene Holding Ltd.	3.450%	5/15/2052	1,175	734
	Athene Holding Ltd.	6.250%	4/1/2054	955	879
	Athene Holding Ltd.	6.625%	5/19/2055	1,219	1,184
	Bank of America Corp.	6.110%	1/29/2037	3,971	4,183
[2]	Bank of America Corp.	4.244%	4/24/2038	937	856
	Bank of America Corp.	7.750%	5/14/2038	188	224
[2]	Bank of America Corp.	4.078%	4/23/2040	2,844	2,492
[2]	Bank of America Corp.	2.676%	6/19/2041	11,471	8,320
[2]	Bank of America Corp.	5.875%	2/7/2042	1,001	1,039
	Bank of America Corp.	3.311%	4/22/2042	6,029	4,675
[2]	Bank of America Corp.	5.000%	1/21/2044	3,986	3,749
[2]	Bank of America Corp.	4.875%	4/1/2044	1,018	946
[2]	Bank of America Corp.	3.946%	1/23/2049	987	774
[2]	Bank of America Corp.	4.330%	3/15/2050	5,425	4,479
[2]	Bank of America Corp.	4.083%	3/20/2051	11,542	9,138
[2]	Bank of America Corp.	2.831%	10/24/2051	1,295	811
[2]	Bank of America Corp.	3.483%	3/13/2052	1,340	952
	Bank of America Corp.	2.972%	7/21/2052	4,532	2,929
[2]	Bank of America NA	6.000%	10/15/2036	417	441
	Barclays plc	3.811%	3/10/2042	2,320	1,832
	Barclays plc	3.330%	11/24/2042	2,158	1,614
	Barclays plc	5.250%	8/17/2045	2,796	2,630
	Barclays plc	5.860%	8/11/2046	547	546
	Barclays plc	4.950%	1/10/2047	2,928	2,611
	Barclays plc	6.036%	3/12/2055	1,610	1,675
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	573	613
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	2,002	1,786
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	743	656
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5,122	4,194
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	3,100	2,551
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	1,140	723
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	4,910	3,721
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,493	1,344
	BlackRock Funding Inc.	5.250%	3/14/2054	2,564	2,417
14

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	5.350%	1/8/2055	1,459	1,394
	Blue Owl Finance LLC	4.125%	10/7/2051	650	446
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,138	782
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	1,660	1,668
	Brookfield Finance Inc.	4.700%	9/20/2047	1,793	1,517
	Brookfield Finance Inc.	3.500%	3/30/2051	855	582
	Brookfield Finance Inc.	3.625%	2/15/2052	1,070	741
	Brookfield Finance Inc.	5.968%	3/4/2054	1,012	1,000
	Brookfield Finance Inc.	5.813%	3/3/2055	820	795
	Brookfield Finance LLC	3.450%	4/15/2050	740	503
	Brown & Brown Inc.	4.950%	3/17/2052	1,015	857
	Brown & Brown Inc.	6.250%	6/23/2055	1,860	1,876
	Chubb INA Holdings LLC	6.000%	5/11/2037	1,391	1,485
[2]	Chubb INA Holdings LLC	6.500%	5/15/2038	590	658
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,762	1,500
	Chubb INA Holdings LLC	4.350%	11/3/2045	1,120	961
	Chubb INA Holdings LLC	2.850%	12/15/2051	1,002	636
	Chubb INA Holdings LLC	3.050%	12/15/2061	2,057	1,253
	Citigroup Inc.	6.125%	8/25/2036	1,106	1,154
[2]	Citigroup Inc.	3.878%	1/24/2039	2,202	1,916
	Citigroup Inc.	8.125%	7/15/2039	1,149	1,437
[2]	Citigroup Inc.	5.316%	3/26/2041	1,729	1,705
	Citigroup Inc.	5.875%	1/30/2042	1,585	1,640
	Citigroup Inc.	2.904%	11/3/2042	90	65
	Citigroup Inc.	6.675%	9/13/2043	2,259	2,483
	Citigroup Inc.	5.300%	5/6/2044	331	311
	Citigroup Inc.	4.650%	7/30/2045	1,204	1,064
	Citigroup Inc.	4.750%	5/18/2046	3,439	2,936
[2]	Citigroup Inc.	4.281%	4/24/2048	1,572	1,296
	Citigroup Inc.	4.650%	7/23/2048	2,115	1,832
	Citigroup Inc.	5.612%	3/4/2056	3,463	3,389
	CME Group Inc.	5.300%	9/15/2043	938	923
	CME Group Inc.	4.150%	6/15/2048	2,491	2,055
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	2,974	2,929
	Cooperatieve Rabobank UA	5.750%	12/1/2043	974	965
	Cooperatieve Rabobank UA	5.250%	8/4/2045	2,336	2,163
	Corebridge Financial Inc.	4.350%	4/5/2042	1,015	854
	Corebridge Financial Inc.	4.400%	4/5/2052	2,063	1,650
	Equitable Holdings Inc.	5.000%	4/20/2048	2,084	1,822
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	395	345
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,490	1,014
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,401	874
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	1,375	1,405
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	400	417
[4]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	2,100	2,096
	Fidelity National Financial Inc.	3.200%	9/17/2051	475	301
	Fifth Third Bancorp	8.250%	3/1/2038	233	284
	Franklin Resources Inc.	2.950%	8/12/2051	1,035	651
	GATX Corp.	3.100%	6/1/2051	629	401
	GATX Corp.	6.050%	6/5/2054	1,766	1,784
	Global Payments Inc.	4.150%	8/15/2049	1,583	1,151
	Goldman Sachs Group Inc.	5.425%	6/3/2037	472	474
	Goldman Sachs Group Inc.	6.750%	10/1/2037	9,862	10,747
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	6,185	5,425
[2]	Goldman Sachs Group Inc.	4.411%	4/23/2039	1,224	1,107
	Goldman Sachs Group Inc.	6.250%	2/1/2041	2,638	2,807
	Goldman Sachs Group Inc.	3.210%	4/22/2042	4,860	3,671
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,572	2,731
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,827	1,639
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,230	2,034
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,948	1,720
	Goldman Sachs Group Inc.	5.561%	11/19/2045	7,745	7,528
	Goldman Sachs Group Inc.	5.541%	1/21/2047	4,210	4,069
	Goldman Sachs Group Inc.	5.734%	1/28/2056	3,054	3,006
	Hartford Insurance Group Inc.	5.950%	10/15/2036	926	976
	Hartford Insurance Group Inc.	6.100%	10/1/2041	613	644
	Hartford Insurance Group Inc.	4.300%	4/15/2043	862	732
	Hartford Insurance Group Inc.	4.400%	3/15/2048	680	566
	Hartford Insurance Group Inc.	3.600%	8/19/2049	1,332	966
	Hartford Insurance Group Inc.	2.900%	9/15/2051	1,030	651
15

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.500%	9/15/2037	1,847	1,996
[2]	HSBC Holdings plc	6.500%	9/15/2037	2,045	2,181
[2]	HSBC Holdings plc	6.800%	6/1/2038	920	1,006
	HSBC Holdings plc	6.100%	1/14/2042	528	563
	HSBC Holdings plc	6.332%	3/9/2044	3,865	4,135
	HSBC Holdings plc	5.250%	3/14/2044	3,115	2,949
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,829	1,326
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,267	1,043
	Intercontinental Exchange Inc.	3.000%	6/15/2050	2,298	1,497
	Intercontinental Exchange Inc.	4.950%	6/15/2052	3,117	2,817
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,655	1,556
	Intercontinental Exchange Inc.	5.200%	6/15/2062	1,427	1,295
	Invesco Finance plc	5.375%	11/30/2043	746	717
	Jackson Financial Inc.	4.000%	11/23/2051	1,175	806
	Jefferies Financial Group Inc.	6.500%	1/20/2043	106	107
	JPMorgan Chase & Co.	6.400%	5/15/2038	1,055	1,158
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	4,834	4,272
	JPMorgan Chase & Co.	5.500%	10/15/2040	3,684	3,755
[2]	JPMorgan Chase & Co.	3.109%	4/22/2041	1,994	1,538
	JPMorgan Chase & Co.	5.600%	7/15/2041	1,969	2,002
	JPMorgan Chase & Co.	2.525%	11/19/2041	2,843	2,015
	JPMorgan Chase & Co.	5.400%	1/6/2042	4,141	4,126
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,265	962
	JPMorgan Chase & Co.	5.625%	8/16/2043	2,121	2,144
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,125	1,964
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,569	1,447
	JPMorgan Chase & Co.	5.534%	11/29/2045	3,095	3,069
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	4,595	3,804
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	2,606	2,082
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	4,114	3,239
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	2,376	1,852
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	5,904	3,952
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,867	2,678
	Lincoln National Corp.	7.000%	6/15/2040	690	750
	Lincoln National Corp.	6.800%	7/15/2056	569	568
	Lloyds Banking Group plc	5.300%	12/1/2045	649	608
	Lloyds Banking Group plc	3.369%	12/14/2046	2,885	2,120
	Lloyds Banking Group plc	5.668%	2/10/2047	1,500	1,478
	Lloyds Banking Group plc	4.344%	1/9/2048	1,147	939
	Loews Corp.	4.125%	5/15/2043	567	473
	Manulife Financial Corp.	5.375%	3/4/2046	1,143	1,108
	Markel Group Inc.	5.000%	4/5/2046	675	603
	Markel Group Inc.	4.300%	11/1/2047	597	477
	Markel Group Inc.	5.000%	5/20/2049	950	833
	Markel Group Inc.	4.150%	9/17/2050	995	766
	Markel Group Inc.	3.450%	5/7/2052	910	617
	Markel Group Inc.	6.000%	5/16/2054	900	900
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	830	784
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	2,439	2,028
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,936	1,560
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,434	1,277
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	540	339
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	770	818
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	715	678
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	873	833
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	2,773	2,620
	Mastercard Inc.	3.800%	11/21/2046	1,283	1,002
	Mastercard Inc.	3.650%	6/1/2049	1,005	750
	Mastercard Inc.	3.850%	3/26/2050	2,895	2,240
	Mastercard Inc.	2.950%	3/15/2051	835	542
[2]	MetLife Inc.	6.400%	12/15/2036	1,445	1,472
[2]	MetLife Inc.	10.750%	8/1/2039	825	1,069
	MetLife Inc.	5.875%	2/6/2041	1,598	1,660
	MetLife Inc.	4.875%	11/13/2043	1,495	1,377
	MetLife Inc.	4.721%	12/15/2044	1,355	1,197
	MetLife Inc.	4.050%	3/1/2045	1,963	1,606
	MetLife Inc.	4.600%	5/13/2046	1,845	1,610
	MetLife Inc.	5.000%	7/15/2052	1,830	1,648
	MetLife Inc.	5.250%	1/15/2054	2,160	2,019
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	622	579
16

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	1,665	1,496
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	3,414	2,900
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	938	947
[2]	Morgan Stanley	3.971%	7/22/2038	637	559
[2]	Morgan Stanley	4.457%	4/22/2039	4,940	4,557
	Morgan Stanley	3.217%	4/22/2042	2,134	1,629
	Morgan Stanley	6.375%	7/24/2042	4,835	5,260
	Morgan Stanley	4.300%	1/27/2045	3,204	2,700
	Morgan Stanley	5.900%	3/13/2047	3,523	3,565
[2]	Morgan Stanley	5.597%	3/24/2051	5,792	5,682
[2]	Morgan Stanley	2.802%	1/25/2052	1,021	635
	Morgan Stanley	5.516%	11/19/2055	6,415	6,201
	Nasdaq Inc.	2.500%	12/21/2040	876	613
	Nasdaq Inc.	3.250%	4/28/2050	857	582
	Nasdaq Inc.	3.950%	3/7/2052	574	431
	Nasdaq Inc.	5.950%	8/15/2053	1,400	1,416
	Nasdaq Inc.	6.100%	6/28/2063	1,282	1,303
[2]	Nationwide Financial Services Inc.	6.750%	5/15/2037	795	792
	NatWest Group plc	5.908%	3/3/2047	1,380	1,347
	Nomura Holdings Inc.	5.545%	7/14/2036	703	705
	PayPal Holdings Inc.	5.050%	6/1/2052	626	537
	PayPal Holdings Inc.	5.500%	6/1/2054	1,824	1,669
	PayPal Holdings Inc.	5.250%	6/1/2062	725	633
	Principal Financial Group Inc.	6.050%	10/15/2036	170	181
	Principal Financial Group Inc.	5.300%	1/15/2037	365	362
	Principal Financial Group Inc.	4.625%	9/15/2042	1,727	1,535
	Principal Financial Group Inc.	4.350%	5/15/2043	582	493
	Principal Financial Group Inc.	4.300%	11/15/2046	730	601
	Principal Financial Group Inc.	5.500%	3/15/2053	700	675
	Progressive Corp.	4.350%	4/25/2044	295	251
	Progressive Corp.	4.125%	4/15/2047	2,528	2,042
	Progressive Corp.	4.200%	3/15/2048	934	763
	Progressive Corp.	3.950%	3/26/2050	495	385
[2]	Prudential Financial Inc.	5.700%	12/14/2036	1,908	1,970
[2]	Prudential Financial Inc.	6.625%	12/1/2037	1,533	1,698
[2]	Prudential Financial Inc.	3.000%	3/10/2040	1,016	777
[2]	Prudential Financial Inc.	6.625%	6/21/2040	89	98
[2]	Prudential Financial Inc.	4.600%	5/15/2044	870	759
	Prudential Financial Inc.	3.905%	12/7/2047	1,581	1,208
	Prudential Financial Inc.	3.935%	12/7/2049	2,493	1,892
[2]	Prudential Financial Inc.	4.350%	2/25/2050	1,782	1,442
[2]	Prudential Financial Inc.	3.700%	3/13/2051	1,626	1,178
	Raymond James Financial Inc.	3.750%	4/1/2051	1,592	1,154
	Raymond James Financial Inc.	5.650%	9/11/2055	1,550	1,503
[2]	Regions Bank	6.450%	6/26/2037	1,073	1,141
	Regions Financial Corp.	7.375%	12/10/2037	390	443
	Reinsurance Group of America Inc.	6.375%	9/15/2056	261	260
	Selective Insurance Group Inc.	5.375%	3/1/2049	460	423
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	702	482
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	235	170
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	1,925	2,042
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,790	1,795
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	1,980	1,954
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	1,816	1,782
	Transatlantic Holdings Inc.	8.000%	11/30/2039	963	1,171
	Travelers Cos. Inc.	5.350%	11/1/2040	1,780	1,774
	Travelers Cos. Inc.	4.600%	8/1/2043	743	663
	Travelers Cos. Inc.	4.300%	8/25/2045	776	655
	Travelers Cos. Inc.	3.750%	5/15/2046	557	433
	Travelers Cos. Inc.	4.000%	5/30/2047	1,475	1,178
	Travelers Cos. Inc.	4.100%	3/4/2049	1,994	1,601
	Travelers Cos. Inc.	3.050%	6/8/2051	1,630	1,067
	Travelers Cos. Inc.	5.450%	5/25/2053	1,141	1,106
	Travelers Cos. Inc.	5.700%	7/24/2055	365	367
	UBS AG	4.500%	6/26/2048	1,330	1,152
	UBS Group AG	4.875%	5/15/2045	2,828	2,567
	Unum Group	5.750%	8/15/2042	775	770
	Unum Group	4.125%	6/15/2051	940	701
	Unum Group	6.000%	6/15/2054	585	573
	Visa Inc.	2.700%	4/15/2040	1,744	1,322
17

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.300%	12/14/2045	5,511	4,727
	Visa Inc.	3.650%	9/15/2047	845	650
	Visa Inc.	2.000%	8/15/2050	3,946	2,117
	Voya Financial Inc.	5.700%	7/15/2043	1,094	1,083
	W R Berkley Corp.	4.750%	8/1/2044	1,375	1,231
	W R Berkley Corp.	4.000%	5/12/2050	625	480
	W R Berkley Corp.	3.550%	3/30/2052	600	422
	W R Berkley Corp.	3.150%	9/30/2061	1,380	833
[2]	Wells Fargo & Co.	5.950%	12/15/2036	1,586	1,627
[2]	Wells Fargo & Co.	3.068%	4/30/2041	5,125	3,916
	Wells Fargo & Co.	5.375%	11/2/2043	1,876	1,765
	Wells Fargo & Co.	5.606%	1/15/2044	3,901	3,756
[2]	Wells Fargo & Co.	4.650%	11/4/2044	2,538	2,161
	Wells Fargo & Co.	3.900%	5/1/2045	3,017	2,392
[2]	Wells Fargo & Co.	4.900%	11/17/2045	3,702	3,236
[2]	Wells Fargo & Co.	4.400%	6/14/2046	2,824	2,291
[2]	Wells Fargo & Co.	4.750%	12/7/2046	3,464	2,952
	Wells Fargo & Co.	5.433%	1/23/2047	1,966	1,889
[2]	Wells Fargo & Co.	5.013%	4/4/2051	8,547	7,662
[2]	Wells Fargo & Co.	4.611%	4/25/2053	5,302	4,455
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	2,456	2,549
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	779	854
	Western Union Co.	6.200%	11/17/2036	900	929
	Westpac Banking Corp.	4.421%	7/24/2039	1,444	1,296
	Westpac Banking Corp.	2.963%	11/16/2040	935	691
	Westpac Banking Corp.	3.133%	11/18/2041	1,388	1,028
	Willis North America Inc.	5.050%	9/15/2048	428	381
	Willis North America Inc.	3.875%	9/15/2049	1,131	846
	Willis North America Inc.	5.900%	3/5/2054	977	965
	XL Group Ltd.	5.250%	12/15/2043	815	765
					492,711
Health Care (6.7%)
	Abbott Laboratories	4.750%	11/30/2036	3,847	3,755
	Abbott Laboratories	6.150%	11/30/2037	1,735	1,888
	Abbott Laboratories	4.750%	3/15/2038	3,885	3,745
	Abbott Laboratories	6.000%	4/1/2039	1,111	1,190
	Abbott Laboratories	5.300%	5/27/2040	796	800
	Abbott Laboratories	4.750%	4/15/2043	1,055	967
	Abbott Laboratories	4.900%	11/30/2046	2,073	1,906
	Abbott Laboratories	5.500%	3/15/2056	5,850	5,736
	Abbott Laboratories	5.600%	3/15/2066	3,125	3,062
	AbbVie Inc.	4.050%	11/21/2039	8,242	7,260
	AbbVie Inc.	4.625%	10/1/2042	1,245	1,127
	AbbVie Inc.	4.400%	11/6/2042	5,773	5,079
	AbbVie Inc.	4.850%	6/15/2044	3,334	3,055
	AbbVie Inc.	4.750%	3/15/2045	997	897
	AbbVie Inc.	4.700%	5/14/2045	5,156	4,621
	AbbVie Inc.	4.450%	5/14/2046	577	496
	AbbVie Inc.	4.875%	11/14/2048	2,758	2,480
	AbbVie Inc.	4.250%	11/21/2049	10,658	8,706
	AbbVie Inc.	5.400%	3/15/2054	6,730	6,470
	AbbVie Inc.	5.600%	3/15/2055	823	816
	AbbVie Inc.	5.550%	3/15/2056	1,661	1,633
	AbbVie Inc.	5.500%	3/15/2064	1,645	1,583
	AbbVie Inc.	5.650%	3/15/2066	695	684
	Adventist Health System	3.630%	3/1/2049	575	398
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	625	521
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,380	985
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	778	514
	Aetna Inc.	6.750%	12/15/2037	1,089	1,185
	Aetna Inc.	4.500%	5/15/2042	853	735
	Aetna Inc.	4.750%	3/15/2044	987	848
	AHS Hospital Corp.	5.024%	7/1/2045	660	616
[2]	AHS Hospital Corp.	2.780%	7/1/2051	995	622
[2]	Allina Health System	3.887%	4/15/2049	1,416	1,091
	Amgen Inc.	6.400%	2/1/2039	1,630	1,761
	Amgen Inc.	3.150%	2/21/2040	2,914	2,272
	Amgen Inc.	4.950%	10/1/2041	601	559
	Amgen Inc.	5.150%	11/15/2041	1,349	1,283
18

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.650%	6/15/2042	1,883	1,882
	Amgen Inc.	5.600%	3/2/2043	5,142	5,111
	Amgen Inc.	4.400%	5/1/2045	4,355	3,701
	Amgen Inc.	5.500%	2/19/2046	1,565	1,517
	Amgen Inc.	4.563%	6/15/2048	2,537	2,144
	Amgen Inc.	4.663%	6/15/2051	5,815	4,935
	Amgen Inc.	4.200%	2/22/2052	2,623	2,058
	Amgen Inc.	4.875%	3/1/2053	1,875	1,632
	Amgen Inc.	5.650%	3/2/2053	6,401	6,230
	Amgen Inc.	2.770%	9/1/2053	502	297
	Amgen Inc.	5.650%	2/19/2056	975	951
	Amgen Inc.	4.400%	2/22/2062	812	635
	Amgen Inc.	5.750%	3/2/2063	2,566	2,488
[2]	Ascension Health	3.106%	11/15/2039	575	455
	Ascension Health	3.945%	11/15/2046	1,963	1,572
[2]	Ascension Health	4.847%	11/15/2053	1,007	905
	AstraZeneca plc	6.450%	9/15/2037	4,911	5,452
	AstraZeneca plc	4.000%	9/18/2042	2,961	2,511
	AstraZeneca plc	4.375%	11/16/2045	807	704
	AstraZeneca plc	2.125%	8/6/2050	921	515
	Banner Health	2.907%	1/1/2042	860	630
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	550	306
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	921	659
	Baxalta Inc.	5.250%	6/23/2045	835	782
	Baxter International Inc.	3.500%	8/15/2046	1,275	868
	Baylor Scott & White Holdings	4.185%	11/15/2045	750	633
	Baylor Scott & White Holdings	3.967%	11/15/2046	1,356	1,090
[2]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,152	732
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,005	654
	Biogen Inc.	5.200%	9/15/2045	310	287
	Biogen Inc.	3.150%	5/1/2050	2,585	1,684
	Biogen Inc.	3.250%	2/15/2051	2,876	1,890
	Boston Scientific Corp.	4.550%	3/1/2039	835	782
	Boston Scientific Corp.	4.700%	3/1/2049	1,000	890
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,346	1,200
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,248	993
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	237	180
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	530	526
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	3,486	3,101
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	310	287
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	788	657
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	3,938	3,367
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	6,831	5,549
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	4,167	2,457
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,897	2,857
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	5,316	5,190
	Cardinal Health Inc.	4.600%	3/15/2043	145	127
	Cardinal Health Inc.	4.500%	11/15/2044	1,112	943
	Cardinal Health Inc.	4.900%	9/15/2045	1,123	1,003
	Cardinal Health Inc.	4.368%	6/15/2047	850	702
	Cardinal Health Inc.	5.750%	11/15/2054	300	298
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	940	637
	Cencora Inc.	4.250%	3/1/2045	479	397
	Cencora Inc.	4.300%	12/15/2047	766	634
	Cencora Inc.	5.650%	2/13/2056	655	643
	Children's Health System of Texas	2.511%	8/15/2050	780	454
[2]	Children's Hospital	2.928%	7/15/2050	300	193
[2]	Children's Hospital Corp.	4.115%	1/1/2047	1,049	871
[2]	Children's Hospital Corp.	2.585%	2/1/2050	1,035	633
	Children's Hospital Medical Center	4.268%	5/15/2044	1,050	909
[2]	Children's Hospital of Philadelphia	2.704%	7/1/2050	945	588
	Cigna Group	4.800%	8/15/2038	3,080	2,917
	Cigna Group	3.200%	3/15/2040	1,508	1,175
[2]	Cigna Group	6.125%	11/15/2041	581	607
[2]	Cigna Group	4.800%	7/15/2046	1,880	1,655
[2]	Cigna Group	3.875%	10/15/2047	970	743
	Cigna Group	4.900%	12/15/2048	3,960	3,482
	Cigna Group	3.400%	3/15/2050	1,215	842
	Cigna Group	3.400%	3/15/2051	3,130	2,156
	Cigna Group	5.600%	2/15/2054	2,077	2,004
19

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	6.000%	1/15/2056	1,166	1,188
[2]	City of Hope	5.623%	11/15/2043	540	527
[2]	City of Hope	4.378%	8/15/2048	610	499
	Cleveland Clinic Foundation	4.858%	1/1/2114	970	818
[2]	CommonSpirit Health	4.350%	11/1/2042	1,567	1,355
	CommonSpirit Health	3.817%	10/1/2049	795	594
	CommonSpirit Health	4.187%	10/1/2049	847	660
	CommonSpirit Health	3.910%	10/1/2050	1,802	1,339
	CommonSpirit Health	5.548%	12/1/2054	915	868
	CommonSpirit Health	5.662%	9/1/2055	232	224
[2]	Corewell Health Obligated Group	3.487%	7/15/2049	655	470
[2]	Cottage Health Obligated Group	3.304%	11/1/2049	735	513
	CVS Health Corp.	4.780%	3/25/2038	6,564	6,153
	CVS Health Corp.	6.125%	9/15/2039	1,315	1,368
	CVS Health Corp.	4.125%	4/1/2040	954	812
	CVS Health Corp.	5.300%	12/5/2043	285	266
	CVS Health Corp.	5.125%	7/20/2045	7,126	6,452
	CVS Health Corp.	5.050%	3/25/2048	12,625	11,150
	CVS Health Corp.	5.625%	2/21/2053	2,395	2,261
	CVS Health Corp.	5.875%	6/1/2053	2,279	2,226
	CVS Health Corp.	6.050%	6/1/2054	685	685
	CVS Health Corp.	6.200%	9/15/2055	1,675	1,715
	CVS Health Corp.	6.000%	6/1/2063	1,590	1,552
	CVS Health Corp.	6.250%	9/15/2065	835	842
	Danaher Corp.	4.375%	9/15/2045	762	654
	Danaher Corp.	2.600%	10/1/2050	2,145	1,295
	Danaher Corp.	2.800%	12/10/2051	2,100	1,309
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	404	317
	DH Europe Finance II Sarl	3.250%	11/15/2039	1,182	949
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,212	858
	Dignity Health	4.500%	11/1/2042	725	629
	Dignity Health	5.267%	11/1/2064	530	477
[2]	Duke University Health System Inc.	3.920%	6/1/2047	885	703
	Elevance Health Inc.	6.375%	6/15/2037	506	545
	Elevance Health Inc.	4.625%	5/15/2042	956	849
	Elevance Health Inc.	4.650%	1/15/2043	1,394	1,235
	Elevance Health Inc.	5.100%	1/15/2044	1,244	1,149
	Elevance Health Inc.	4.650%	8/15/2044	1,083	940
	Elevance Health Inc.	4.375%	12/1/2047	1,469	1,206
	Elevance Health Inc.	4.550%	3/1/2048	1,943	1,634
	Elevance Health Inc.	3.700%	9/15/2049	555	403
	Elevance Health Inc.	3.125%	5/15/2050	1,505	981
	Elevance Health Inc.	3.600%	3/15/2051	1,565	1,109
	Elevance Health Inc.	4.550%	5/15/2052	1,205	993
	Elevance Health Inc.	6.100%	10/15/2052	855	874
	Elevance Health Inc.	5.125%	2/15/2053	1,899	1,700
	Elevance Health Inc.	5.650%	6/15/2054	1,295	1,246
	Elevance Health Inc.	5.700%	2/15/2055	3,632	3,527
	Elevance Health Inc.	5.700%	9/15/2055	480	467
	Elevance Health Inc.	5.850%	11/1/2064	1,383	1,358
	Eli Lilly & Co.	5.550%	3/15/2037	330	346
	Eli Lilly & Co.	3.950%	3/15/2049	715	570
	Eli Lilly & Co.	2.250%	5/15/2050	1,805	1,030
	Eli Lilly & Co.	4.875%	2/27/2053	3,070	2,778
	Eli Lilly & Co.	5.000%	2/9/2054	1,940	1,790
	Eli Lilly & Co.	5.050%	8/14/2054	1,395	1,294
	Eli Lilly & Co.	5.500%	2/12/2055	1,389	1,380
	Eli Lilly & Co.	5.550%	10/15/2055	721	721
	Eli Lilly & Co.	5.600%	5/20/2056	2,375	2,386
	Eli Lilly & Co.	4.150%	3/15/2059	1,975	1,558
	Eli Lilly & Co.	2.500%	9/15/2060	3,240	1,757
	Eli Lilly & Co.	4.950%	2/27/2063	2,761	2,463
	Eli Lilly & Co.	5.100%	2/9/2064	3,405	3,111
	Eli Lilly & Co.	5.200%	8/14/2064	695	645
	Eli Lilly & Co.	5.650%	10/15/2065	1,175	1,175
	Eli Lilly & Co.	5.700%	5/20/2066	1,500	1,508
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	770	585
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	1,282	1,366
	Gilead Sciences Inc.	4.000%	9/1/2036	1,451	1,329
	Gilead Sciences Inc.	2.600%	10/1/2040	3,186	2,312
20

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	5.650%	12/1/2041	873	890
	Gilead Sciences Inc.	4.800%	4/1/2044	1,069	974
	Gilead Sciences Inc.	4.500%	2/1/2045	4,508	3,927
	Gilead Sciences Inc.	4.750%	3/1/2046	4,778	4,281
	Gilead Sciences Inc.	4.150%	3/1/2047	800	655
	Gilead Sciences Inc.	2.800%	10/1/2050	3,383	2,134
	Gilead Sciences Inc.	5.550%	10/15/2053	1,075	1,061
	Gilead Sciences Inc.	5.500%	11/15/2054	1,010	986
	Gilead Sciences Inc.	5.600%	11/15/2064	1,397	1,374
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,446	3,795
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	932	806
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	925	655
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	765	484
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	759	630
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	244	173
	HCA Inc.	5.125%	6/15/2039	933	888
	HCA Inc.	5.500%	6/15/2047	4,420	4,118
	HCA Inc.	5.250%	6/15/2049	2,186	1,965
	HCA Inc.	3.500%	7/15/2051	1,922	1,299
	HCA Inc.	4.625%	3/15/2052	4,630	3,767
	HCA Inc.	5.900%	6/1/2053	2,369	2,307
	HCA Inc.	6.000%	4/1/2054	2,292	2,264
	HCA Inc.	5.950%	9/15/2054	2,920	2,861
	HCA Inc.	6.200%	3/1/2055	2,890	2,938
	HCA Inc.	5.700%	11/15/2055	1,190	1,135
	HCA Inc.	6.100%	4/1/2064	970	962
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	1,030	783
	Humana Inc.	4.625%	12/1/2042	299	254
	Humana Inc.	4.950%	10/1/2044	2,146	1,870
	Humana Inc.	4.800%	3/15/2047	840	700
	Humana Inc.	3.950%	8/15/2049	390	282
	Humana Inc.	5.750%	4/15/2054	995	933
	Humana Inc.	6.000%	5/1/2055	1,055	1,023
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	500	397
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	995	627
	Inova Health System Foundation	4.068%	5/15/2052	1,125	895
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	755	564
[2]	Iowa Health System	3.665%	2/15/2050	885	664
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	1,583	1,259
	Johnson & Johnson	3.625%	3/3/2037	2,308	2,065
	Johnson & Johnson	3.400%	1/15/2038	2,040	1,766
	Johnson & Johnson	5.850%	7/15/2038	799	864
	Johnson & Johnson	2.100%	9/1/2040	3,575	2,504
	Johnson & Johnson	4.500%	9/1/2040	145	137
	Johnson & Johnson	4.850%	5/15/2041	1,060	1,031
	Johnson & Johnson	4.500%	12/5/2043	370	342
	Johnson & Johnson	3.700%	3/1/2046	2,232	1,783
	Johnson & Johnson	3.750%	3/3/2047	1,416	1,125
	Johnson & Johnson	3.500%	1/15/2048	1,307	989
	Johnson & Johnson	2.250%	9/1/2050	2,813	1,630
	Johnson & Johnson	2.450%	9/1/2060	1,710	928
[2]	Kaiser Foundation Hospitals	2.810%	6/1/2041	2,217	1,634
	Kaiser Foundation Hospitals	4.875%	4/1/2042	930	878
	Kaiser Foundation Hospitals	4.150%	5/1/2047	1,883	1,543
[2]	Kaiser Foundation Hospitals	3.266%	11/1/2049	791	547
[2]	Kaiser Foundation Hospitals	3.002%	6/1/2051	2,322	1,501
	Koninklijke Philips NV	6.875%	3/11/2038	1,327	1,478
	Koninklijke Philips NV	5.000%	3/15/2042	960	877
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	765	682
[2]	Mass General Brigham Inc.	3.765%	7/1/2048	506	386
[2]	Mass General Brigham Inc.	3.192%	7/1/2049	831	569
[2]	Mass General Brigham Inc.	3.342%	7/1/2060	1,040	675
[2]	Mayo Clinic	3.774%	11/15/2043	705	584
[2]	Mayo Clinic	4.128%	11/15/2052	825	660
[2]	Mayo Clinic	3.196%	11/15/2061	1,185	735
[2]	McLaren Health Care Corp.	4.386%	5/15/2048	947	785
[2]	MedStar Health Inc.	3.626%	8/15/2049	987	722
	Medtronic Inc.	4.625%	3/15/2045	3,061	2,742
	Memorial Health Services	3.447%	11/1/2049	725	511
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	212	140
21

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	963	768
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	1,223	988
	Merck & Co. Inc.	3.900%	3/7/2039	2,287	2,015
	Merck & Co. Inc.	2.350%	6/24/2040	932	663
	Merck & Co. Inc.	3.600%	9/15/2042	959	768
	Merck & Co. Inc.	4.150%	5/18/2043	3,829	3,263
	Merck & Co. Inc.	4.900%	5/17/2044	1,830	1,692
	Merck & Co. Inc.	3.700%	2/10/2045	4,679	3,675
	Merck & Co. Inc.	5.500%	3/15/2046	1,360	1,344
	Merck & Co. Inc.	5.750%	5/22/2046	650	661
	Merck & Co. Inc.	4.000%	3/7/2049	2,682	2,133
	Merck & Co. Inc.	2.450%	6/24/2050	2,831	1,655
	Merck & Co. Inc.	2.750%	12/10/2051	2,253	1,383
	Merck & Co. Inc.	5.000%	5/17/2053	360	328
	Merck & Co. Inc.	5.700%	9/15/2055	1,853	1,863
	Merck & Co. Inc.	5.550%	12/4/2055	2,525	2,485
	Merck & Co. Inc.	5.850%	5/22/2056	1,195	1,224
	Merck & Co. Inc.	2.900%	12/10/2061	4,355	2,519
	Merck & Co. Inc.	5.150%	5/17/2063	440	400
	Merck & Co. Inc.	5.700%	12/4/2065	1,500	1,488
[2]	Methodist Hospital	2.705%	12/1/2050	618	382
[2]	Montefiore Obligated Group	5.246%	11/1/2048	464	385
	Montefiore Obligated Group	4.287%	9/1/2050	445	314
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	755	560
	Mylan Inc.	5.400%	11/29/2043	871	768
[2]	MyMichigan Health	3.409%	6/1/2050	811	569
	New York & Presbyterian Hospital	2.256%	8/1/2040	15	11
	New York & Presbyterian Hospital	4.024%	8/1/2045	930	764
	New York & Presbyterian Hospital	4.063%	8/1/2056	168	131
	New York & Presbyterian Hospital	2.606%	8/1/2060	966	528
[2]	New York & Presbyterian Hospital	3.954%	8/1/2119	980	676
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,115	879
	Northwell Healthcare Inc.	4.260%	11/1/2047	974	795
	Northwell Healthcare Inc.	3.809%	11/1/2049	820	603
	Novant Health Inc.	2.637%	11/1/2036	640	509
	Novant Health Inc.	3.168%	11/1/2051	1,034	683
	Novant Health Inc.	3.318%	11/1/2061	605	383
	Novartis Capital Corp.	3.700%	9/21/2042	1,010	828
	Novartis Capital Corp.	4.400%	5/6/2044	2,898	2,554
	Novartis Capital Corp.	4.000%	11/20/2045	1,928	1,596
	Novartis Capital Corp.	5.600%	3/18/2046	1,588	1,603
	Novartis Capital Corp.	2.750%	8/14/2050	1,155	731
	Novartis Capital Corp.	5.300%	11/5/2055	1,005	969
	Novartis Capital Corp.	5.700%	3/18/2056	4,469	4,556
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	170	103
[2]	NYU Langone Hospitals	5.750%	7/1/2043	761	771
	NYU Langone Hospitals	4.784%	7/1/2044	903	827
[2]	NYU Langone Hospitals	4.368%	7/1/2047	910	784
[2]	NYU Langone Hospitals	3.380%	7/1/2055	610	415
	OhioHealth Corp.	2.834%	11/15/2041	1,055	778
[2]	OhioHealth Corp.	3.042%	11/15/2050	600	407
	Orlando Health Obligated Group	4.089%	10/1/2048	865	698
	Orlando Health Obligated Group	3.327%	10/1/2050	765	541
[2]	PeaceHealth Obligated Group	4.787%	11/15/2048	280	243
	Pfizer Inc.	4.000%	12/15/2036	707	649
	Pfizer Inc.	4.100%	9/15/2038	2,206	1,993
	Pfizer Inc.	3.900%	3/15/2039	120	104
	Pfizer Inc.	7.200%	3/15/2039	4,929	5,776
	Pfizer Inc.	2.550%	5/28/2040	1,675	1,216
	Pfizer Inc.	4.300%	6/15/2043	1,137	977
	Pfizer Inc.	4.400%	5/15/2044	965	842
	Pfizer Inc.	4.125%	12/15/2046	1,567	1,287
	Pfizer Inc.	4.200%	9/15/2048	2,726	2,222
	Pfizer Inc.	4.000%	3/15/2049	825	650
	Pfizer Inc.	2.700%	5/28/2050	1,510	934
	Pfizer Inc.	5.600%	11/15/2055	525	521
	Pfizer Inc.	5.700%	11/15/2065	1,500	1,470
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	5,577	5,285
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	9,279	8,733
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	6,564	6,039
22

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Healthcare Inc.	2.864%	1/1/2052	970	605
	Presbyterian Healthcare Services	4.875%	8/1/2052	740	649
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	1,825	1,374
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	820	482
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	624	421
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	1,102	669
	Revvity Inc.	3.625%	3/15/2051	690	488
	Royalty Pharma plc	3.300%	9/2/2040	1,790	1,387
	Royalty Pharma plc	3.550%	9/2/2050	3,079	2,151
	Solventum Corp.	5.900%	4/30/2054	970	960
[2]	Stanford Health Care	3.795%	11/15/2048	754	582
	Stanford Health Care	3.027%	8/15/2051	465	303
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	980	700
	Stryker Corp.	4.100%	4/1/2043	810	677
	Stryker Corp.	4.625%	3/15/2046	1,740	1,533
	Stryker Corp.	2.900%	6/15/2050	1,517	987
	Summa Health	3.511%	11/15/2051	455	333
[2]	Sutter Health	3.161%	8/15/2040	975	756
[2]	Sutter Health	4.091%	8/15/2048	865	695
[2]	Sutter Health	3.361%	8/15/2050	725	508
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,648	2,006
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	1,395	1,385
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	3,451	2,294
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	2,801	1,794
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	544	535
	Takeda US Financing Inc.	5.900%	7/7/2055	630	636
	Texas Health Resources	2.328%	11/15/2050	950	542
[2]	Texas Health Resources	4.330%	11/15/2055	452	370
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	535	526
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	976	713
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	803	781
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	2,379	1,960
[2]	Trinity Health Corp.	2.632%	12/1/2040	1,030	747
	Trinity Health Corp.	4.125%	12/1/2045	700	571
[2]	Trinity Health Corp.	3.434%	12/1/2048	175	130
	UnitedHealth Group Inc.	6.500%	6/15/2037	903	994
	UnitedHealth Group Inc.	6.625%	11/15/2037	990	1,107
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,245	1,421
	UnitedHealth Group Inc.	3.500%	8/15/2039	1,844	1,517
	UnitedHealth Group Inc.	2.750%	5/15/2040	958	708
	UnitedHealth Group Inc.	5.950%	2/15/2041	1,224	1,274
	UnitedHealth Group Inc.	3.050%	5/15/2041	2,839	2,142
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,427	1,242
	UnitedHealth Group Inc.	3.950%	10/15/2042	1,113	920
	UnitedHealth Group Inc.	4.250%	3/15/2043	3,690	3,132
	UnitedHealth Group Inc.	5.500%	7/15/2044	2,829	2,772
	UnitedHealth Group Inc.	4.750%	7/15/2045	2,941	2,616
	UnitedHealth Group Inc.	4.200%	1/15/2047	1,399	1,138
	UnitedHealth Group Inc.	4.250%	4/15/2047	2,156	1,757
	UnitedHealth Group Inc.	3.750%	10/15/2047	2,555	1,929
	UnitedHealth Group Inc.	4.250%	6/15/2048	2,485	2,019
	UnitedHealth Group Inc.	4.450%	12/15/2048	747	623
	UnitedHealth Group Inc.	3.700%	8/15/2049	2,137	1,577
	UnitedHealth Group Inc.	3.250%	5/15/2051	4,459	3,001
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,775	1,524
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,920	1,933
	UnitedHealth Group Inc.	5.050%	4/15/2053	3,258	2,927
	UnitedHealth Group Inc.	5.375%	4/15/2054	3,160	2,978
	UnitedHealth Group Inc.	5.625%	7/15/2054	4,376	4,280
	UnitedHealth Group Inc.	5.950%	6/15/2055	1,050	1,081
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,473	1,769
	UnitedHealth Group Inc.	3.125%	5/15/2060	415	251
	UnitedHealth Group Inc.	4.950%	5/15/2062	905	776
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,125	1,147
	UnitedHealth Group Inc.	5.200%	4/15/2063	3,190	2,851
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,991	1,864
	UnitedHealth Group Inc.	5.750%	7/15/2064	3,610	3,519
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	905	766
	Viatris Inc.	3.850%	6/22/2040	1,503	1,180
	Viatris Inc.	4.000%	6/22/2050	2,656	1,825
23

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WakeMed	3.286%	10/1/2052	718	482
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	205	177
[2]	Willis-Knighton Medical Center	3.065%	3/1/2051	1,195	760
	Wyeth LLC	5.950%	4/1/2037	1,944	2,066
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	860	510
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	1,050	914
	Zoetis Inc.	4.700%	2/1/2043	2,671	2,390
	Zoetis Inc.	3.950%	9/12/2047	1,005	785
	Zoetis Inc.	4.450%	8/20/2048	30	25
	Zoetis Inc.	3.000%	5/15/2050	1,030	671
					582,293
Industrials (3.4%)
[2]	3M Co.	5.700%	3/15/2037	1,736	1,796
[2]	3M Co.	3.125%	9/19/2046	989	681
[2]	3M Co.	3.625%	10/15/2047	1,390	1,038
[2]	3M Co.	4.000%	9/14/2048	1,865	1,467
	3M Co.	3.250%	8/26/2049	898	615
[2]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	940	916
[2]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	750	744
	Amphenol Corp.	5.300%	11/15/2055	3,550	3,370
	Boeing Co.	3.500%	3/1/2039	429	350
	Boeing Co.	6.875%	3/15/2039	1,042	1,164
	Boeing Co.	5.875%	2/15/2040	1,566	1,611
	Boeing Co.	5.705%	5/1/2040	5,725	5,819
	Boeing Co.	3.375%	6/15/2046	1,247	875
	Boeing Co.	3.650%	3/1/2047	2,231	1,611
	Boeing Co.	3.625%	3/1/2048	818	587
	Boeing Co.	3.900%	5/1/2049	1,235	924
	Boeing Co.	5.805%	5/1/2050	8,777	8,665
	Boeing Co.	6.858%	5/1/2054	3,185	3,579
	Boeing Co.	3.825%	3/1/2059	700	487
	Boeing Co.	3.950%	8/1/2059	820	583
	Boeing Co.	5.930%	5/1/2060	5,098	5,022
	Boeing Co.	7.008%	5/1/2064	3,115	3,543
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,312	1,365
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	1,036	1,001
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	500	501
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	1,361	1,307
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	813	721
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	1,172	1,032
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	888	787
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,767	1,699
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,727	1,604
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	2,100	1,852
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	3,020	2,505
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	2,006	1,580
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	910	725
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	1,150	835
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	2,073	1,356
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	2,312	1,580
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	4,925	3,074
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	265	220
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	1,098	1,022
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	2,577	2,503
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	741	726
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,487	1,505
	Canadian National Railway Co.	6.375%	11/15/2037	2,494	2,765
	Canadian National Railway Co.	3.200%	8/2/2046	50	36
	Canadian National Railway Co.	3.650%	2/3/2048	492	371
	Canadian National Railway Co.	4.400%	8/5/2052	920	773
	Canadian Pacific Railway Co.	5.950%	5/15/2037	1,145	1,211
	Canadian Pacific Railway Co.	3.000%	12/2/2041	2,476	1,834
	Canadian Pacific Railway Co.	4.300%	5/15/2043	533	460
	Canadian Pacific Railway Co.	3.500%	5/1/2050	965	688
	Canadian Pacific Railway Co.	3.100%	12/2/2051	4,312	2,820
	Canadian Pacific Railway Co.	5.500%	3/15/2056	550	532
	Canadian Pacific Railway Co.	4.200%	11/15/2069	1,143	856
	Canadian Pacific Railway Co.	6.125%	9/15/2115	1,103	1,144
	Carrier Global Corp.	3.377%	4/5/2040	2,070	1,663
24

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	3.577%	4/5/2050	2,600	1,895
	Carrier Global Corp.	6.200%	3/15/2054	966	1,037
	Caterpillar Inc.	6.050%	8/15/2036	785	853
	Caterpillar Inc.	3.803%	8/15/2042	3,439	2,853
	Caterpillar Inc.	3.250%	9/19/2049	1,852	1,307
	Caterpillar Inc.	3.250%	4/9/2050	950	668
	Caterpillar Inc.	5.500%	5/15/2055	930	942
	Caterpillar Inc.	4.750%	5/15/2064	1,161	1,021
	CSX Corp.	6.000%	10/1/2036	1,245	1,338
	CSX Corp.	6.150%	5/1/2037	1,475	1,592
	CSX Corp.	6.220%	4/30/2040	834	901
	CSX Corp.	5.500%	4/15/2041	100	101
	CSX Corp.	4.750%	5/30/2042	611	562
	CSX Corp.	4.100%	3/15/2044	899	749
	CSX Corp.	3.800%	11/1/2046	1,792	1,393
	CSX Corp.	4.300%	3/1/2048	1,409	1,167
	CSX Corp.	4.750%	11/15/2048	980	865
	CSX Corp.	4.500%	3/15/2049	1,087	921
	CSX Corp.	3.350%	9/15/2049	1,380	968
	CSX Corp.	3.800%	4/15/2050	899	683
	CSX Corp.	3.950%	5/1/2050	825	641
	CSX Corp.	2.500%	5/15/2051	923	543
	CSX Corp.	4.500%	11/15/2052	2,062	1,736
	CSX Corp.	4.900%	3/15/2055	634	566
	CSX Corp.	4.250%	11/1/2066	1,220	929
	CSX Corp.	4.650%	3/1/2068	654	539
	Cummins Inc.	4.875%	10/1/2043	593	558
	Cummins Inc.	2.600%	9/1/2050	1,645	995
	Cummins Inc.	5.450%	2/20/2054	817	801
	Deere & Co.	3.900%	6/9/2042	1,284	1,089
	Deere & Co.	2.875%	9/7/2049	1,098	725
	Deere & Co.	3.750%	4/15/2050	1,801	1,386
	Deere & Co.	5.700%	1/19/2055	855	879
	Dover Corp.	5.375%	3/1/2041	848	844
	Eaton Corp.	4.150%	11/2/2042	1,028	887
	Eaton Corp.	3.915%	9/15/2047	858	685
	Eaton Corp.	4.700%	8/23/2052	4	4
	Eaton Corp.	5.450%	3/6/2056	2,100	2,060
	Embraer Netherlands Finance BV	5.400%	1/9/2038	1,560	1,507
[2]	FedEx Corp.	3.250%	5/15/2041	745	584
[2]	FedEx Corp.	5.100%	1/15/2044	658	625
[2]	FedEx Corp.	4.100%	2/1/2045	1,254	1,043
[2]	FedEx Corp.	4.750%	11/15/2045	718	645
[2]	FedEx Corp.	4.550%	4/1/2046	2,103	1,838
[2]	FedEx Corp.	4.400%	1/15/2047	2,454	2,095
[2]	FedEx Corp.	4.950%	10/17/2048	1,496	1,349
[2]	FedEx Corp.	5.250%	5/15/2050	2,795	2,641
	Fortive Corp.	4.300%	6/15/2046	1,056	865
	GE Vernova Inc.	5.500%	2/4/2056	998	968
	General Dynamics Corp.	4.250%	4/1/2040	2,453	2,205
[2]	General Electric Co.	5.875%	1/14/2038	1,661	1,768
[2]	General Electric Co.	6.875%	1/10/2039	1,725	1,995
	General Electric Co.	4.350%	5/1/2050	165	140
[4]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,550	1,543
[4]	Honeywell Aerospace Inc.	5.732%	3/16/2056	6,240	6,239
	Honeywell International Inc.	3.812%	11/21/2047	1,295	1,001
	Illinois Tool Works Inc.	4.875%	9/15/2041	1,188	1,129
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,483	1,237
	Ingersoll Rand Inc.	5.700%	6/15/2054	890	882
	Johnson Controls International plc	4.500%	2/15/2047	729	625
	L3Harris Technologies Inc.	5.054%	4/27/2045	535	500
	L3Harris Technologies Inc.	5.600%	7/31/2053	930	911
	L3Harris Technologies Inc.	5.500%	8/15/2054	1,035	1,001
	Lockheed Martin Corp.	4.070%	12/15/2042	2,719	2,301
	Lockheed Martin Corp.	3.800%	3/1/2045	606	482
	Lockheed Martin Corp.	4.700%	5/15/2046	2,188	1,948
	Lockheed Martin Corp.	4.090%	9/15/2052	3,273	2,579
	Lockheed Martin Corp.	4.150%	6/15/2053	3,186	2,525
	Lockheed Martin Corp.	5.700%	11/15/2054	2,692	2,707
	Lockheed Martin Corp.	5.200%	2/15/2055	830	779
25

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.300%	6/15/2062	1	1
	Lockheed Martin Corp.	5.200%	2/15/2064	1,875	1,727
[2]	Nature Conservancy	3.957%	3/1/2052	617	484
	Norfolk Southern Corp.	4.837%	10/1/2041	1,893	1,761
	Norfolk Southern Corp.	3.950%	10/1/2042	120	99
	Norfolk Southern Corp.	4.650%	1/15/2046	3,131	2,735
	Norfolk Southern Corp.	3.942%	11/1/2047	1,168	910
	Norfolk Southern Corp.	4.100%	5/15/2049	160	126
	Norfolk Southern Corp.	3.400%	11/1/2049	2,040	1,434
	Norfolk Southern Corp.	4.050%	8/15/2052	1,571	1,209
	Norfolk Southern Corp.	3.700%	3/15/2053	3,034	2,185
	Norfolk Southern Corp.	4.550%	6/1/2053	1,222	1,022
	Norfolk Southern Corp.	5.350%	8/1/2054	1,693	1,598
	Norfolk Southern Corp.	3.155%	5/15/2055	713	455
	Norfolk Southern Corp.	5.950%	3/15/2064	985	996
	Norfolk Southern Corp.	4.100%	5/15/2121	1,375	961
	Northrop Grumman Corp.	5.150%	5/1/2040	952	931
	Northrop Grumman Corp.	4.750%	6/1/2043	2,002	1,825
	Northrop Grumman Corp.	3.850%	4/15/2045	542	429
	Northrop Grumman Corp.	4.030%	10/15/2047	4,287	3,413
	Northrop Grumman Corp.	5.250%	5/1/2050	2,330	2,191
	Northrop Grumman Corp.	4.950%	3/15/2053	1,507	1,349
	Northrop Grumman Corp.	5.200%	6/1/2054	1,528	1,426
	Otis Worldwide Corp.	3.112%	2/15/2040	2,579	1,982
	Otis Worldwide Corp.	3.362%	2/15/2050	804	562
[2]	Parker-Hannifin Corp.	6.250%	5/15/2038	380	417
	Parker-Hannifin Corp.	4.100%	3/1/2047	1,398	1,145
	Parker-Hannifin Corp.	4.000%	6/14/2049	1,649	1,314
	Precision Castparts Corp.	3.900%	1/15/2043	885	731
	Precision Castparts Corp.	4.375%	6/15/2045	1,026	883
	Republic Services Inc.	5.000%	7/15/2036	589	584
	Republic Services Inc.	6.200%	3/1/2040	1,052	1,141
	Republic Services Inc.	3.050%	3/1/2050	1,490	1,001
	Rockwell Automation Inc.	4.200%	3/1/2049	805	668
	Rockwell Automation Inc.	2.800%	8/15/2061	1,614	933
	RTX Corp.	6.125%	7/15/2038	1,188	1,280
	RTX Corp.	4.450%	11/16/2038	2,397	2,230
	RTX Corp.	4.875%	10/15/2040	990	941
	RTX Corp.	4.700%	12/15/2041	1,147	1,058
	RTX Corp.	4.500%	6/1/2042	7,344	6,572
	RTX Corp.	4.800%	12/15/2043	995	907
	RTX Corp.	4.150%	5/15/2045	882	730
	RTX Corp.	3.750%	11/1/2046	1,960	1,502
	RTX Corp.	4.350%	4/15/2047	2,601	2,172
	RTX Corp.	4.050%	5/4/2047	1,315	1,055
	RTX Corp.	4.625%	11/16/2048	1,276	1,108
	RTX Corp.	3.125%	7/1/2050	651	434
	RTX Corp.	2.820%	9/1/2051	775	481
	RTX Corp.	3.030%	3/15/2052	1,005	648
	RTX Corp.	5.375%	2/27/2053	2,710	2,595
	RTX Corp.	6.400%	3/15/2054	2,269	2,491
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	115	103
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	1,151	1,185
	Union Pacific Corp.	3.600%	9/15/2037	997	872
[2]	Union Pacific Corp.	3.550%	8/15/2039	1,316	1,108
	Union Pacific Corp.	3.200%	5/20/2041	930	723
	Union Pacific Corp.	4.050%	11/15/2045	315	257
	Union Pacific Corp.	4.050%	3/1/2046	890	722
	Union Pacific Corp.	3.350%	8/15/2046	2,955	2,134
	Union Pacific Corp.	4.000%	4/15/2047	2,095	1,663
	Union Pacific Corp.	3.250%	2/5/2050	1,264	870
	Union Pacific Corp.	2.950%	3/10/2052	1,203	766
	Union Pacific Corp.	3.500%	2/14/2053	878	620
	Union Pacific Corp.	4.950%	5/15/2053	1,545	1,390
	Union Pacific Corp.	5.600%	12/1/2054	1,024	1,015
	Union Pacific Corp.	3.875%	2/1/2055	976	732
	Union Pacific Corp.	3.950%	8/15/2059	1,137	842
	Union Pacific Corp.	3.839%	3/20/2060	3,158	2,275
	Union Pacific Corp.	3.550%	5/20/2061	777	526
	Union Pacific Corp.	2.973%	9/16/2062	65	38
26

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	5.150%	1/20/2063	1,773	1,630
	Union Pacific Corp.	3.750%	2/5/2070	932	635
	Union Pacific Corp.	3.799%	4/6/2071	2,391	1,645
	Union Pacific Corp.	3.850%	2/14/2072	1,410	987
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	634	636
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	1,175	1,194
	United Parcel Service Inc.	6.200%	1/15/2038	1,681	1,824
	United Parcel Service Inc.	4.875%	11/15/2040	1,288	1,220
	United Parcel Service Inc.	3.625%	10/1/2042	781	620
	United Parcel Service Inc.	3.400%	11/15/2046	1,174	848
	United Parcel Service Inc.	3.750%	11/15/2047	1,271	964
	United Parcel Service Inc.	4.250%	3/15/2049	1,497	1,215
	United Parcel Service Inc.	3.400%	9/1/2049	1,086	762
	United Parcel Service Inc.	5.050%	3/3/2053	1,865	1,683
	United Parcel Service Inc.	5.950%	5/14/2055	3,110	3,178
	United Parcel Service Inc.	5.600%	5/22/2064	1,220	1,175
	United Parcel Service Inc.	6.050%	5/14/2065	1,990	2,041
	Valmont Industries Inc.	5.000%	10/1/2044	75	68
	Valmont Industries Inc.	5.250%	10/1/2054	200	187
	Vertiv Holdings Co.	5.650%	3/15/2046	585	572
	Vertiv Holdings Co.	5.800%	3/15/2056	637	627
	Vertiv Holdings Co.	5.950%	3/15/2066	520	514
	Waste Connections Inc.	4.800%	7/15/2036	972	947
	Waste Connections Inc.	3.050%	4/1/2050	435	291
	Waste Connections Inc.	2.950%	1/15/2052	1,841	1,182
	Waste Management Inc.	2.950%	6/1/2041	215	162
	Waste Management Inc.	4.150%	7/15/2049	1,535	1,250
	Waste Management Inc.	2.500%	11/15/2050	457	274
	Waste Management Inc.	5.350%	10/15/2054	1,290	1,246
	WW Grainger Inc.	4.600%	6/15/2045	920	821
	WW Grainger Inc.	3.750%	5/15/2046	989	776
	WW Grainger Inc.	4.200%	5/15/2047	871	724
	Xylem Inc.	4.375%	11/1/2046	991	827
					293,838
Materials (1.3%)
	ArcelorMittal SA	7.000%	10/15/2039	1,081	1,195
	ArcelorMittal SA	6.750%	3/1/2041	615	663
	ArcelorMittal SA	6.350%	6/17/2054	1,075	1,124
	Barrick North America Finance LLC	5.700%	5/30/2041	1,063	1,073
	Barrick North America Finance LLC	5.750%	5/1/2043	2,396	2,416
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	1,223	1,268
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	105	90
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5,682	5,357
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	905	891
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	860	873
	Carlisle Cos. Inc.	5.550%	9/15/2040	515	511
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	569	498
	CF Industries Inc.	4.950%	6/1/2043	990	892
	CF Industries Inc.	5.375%	3/15/2044	1,178	1,104
	CRH America Finance Inc.	5.600%	2/9/2056	1,140	1,113
	Dow Chemical Co.	9.400%	5/15/2039	432	560
	Dow Chemical Co.	5.250%	11/15/2041	2,498	2,251
	Dow Chemical Co.	4.375%	11/15/2042	1,363	1,100
	Dow Chemical Co.	5.550%	11/30/2048	1,789	1,584
	Dow Chemical Co.	4.800%	5/15/2049	1,235	988
	Dow Chemical Co.	3.600%	11/15/2050	2,542	1,681
	Dow Chemical Co.	6.900%	5/15/2053	1,525	1,591
	Dow Chemical Co.	5.950%	3/15/2055	580	539
	Eastman Chemical Co.	4.800%	9/1/2042	876	780
	Eastman Chemical Co.	4.650%	10/15/2044	2,172	1,857
	Ecolab Inc.	2.125%	8/15/2050	1,205	652
	Freeport-McMoRan Inc.	5.450%	3/15/2043	2,828	2,735
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	1,388	1,223
	International Paper Co.	6.000%	11/15/2041	947	953
	International Paper Co.	5.150%	5/15/2046	703	625
	International Paper Co.	4.400%	8/15/2047	1,870	1,493
	International Paper Co.	4.350%	8/15/2048	1,220	963
	Linde Inc.	3.550%	11/7/2042	1,503	1,198
	Linde Inc.	2.000%	8/10/2050	1,132	606
27

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance BV	5.250%	7/15/2043	977	861
	LYB International Finance BV	4.875%	3/15/2044	1,511	1,268
	LYB International Finance III LLC	3.375%	10/1/2040	2,058	1,504
	LYB International Finance III LLC	4.200%	10/15/2049	2,917	2,122
	LYB International Finance III LLC	4.200%	5/1/2050	2,089	1,517
	LyondellBasell Industries NV	4.625%	2/26/2055	860	656
	Martin Marietta Materials Inc.	3.200%	7/15/2051	2,375	1,567
	Martin Marietta Materials Inc.	5.500%	12/1/2054	1,421	1,360
	Mosaic Co.	5.625%	11/15/2043	1,785	1,693
	Newmont Corp.	5.450%	6/9/2044	1,205	1,179
	Newmont Corp.	4.200%	5/13/2050	1,115	899
	Nucor Corp.	6.400%	12/1/2037	1,605	1,762
	Nucor Corp.	3.850%	4/1/2052	1,945	1,489
	Nucor Corp.	2.979%	12/15/2055	385	241
	Nutrien Ltd.	5.875%	12/1/2036	1,444	1,495
	Nutrien Ltd.	5.000%	4/1/2049	1,786	1,591
	Nutrien Ltd.	5.800%	3/27/2053	4,156	4,125
	Packaging Corp. of America	3.050%	10/1/2051	813	525
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,834	2,788
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	730	450
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,240	1,145
	Rio Tinto Finance USA plc	4.125%	8/21/2042	975	832
	Rio Tinto Finance USA plc	5.125%	3/9/2053	861	798
	Rio Tinto Finance USA plc	5.750%	3/14/2055	1,267	1,281
	RPM International Inc.	4.250%	1/15/2048	1,160	933
	Sherwin-Williams Co.	4.550%	8/1/2045	676	581
	Sherwin-Williams Co.	4.500%	6/1/2047	2,833	2,383
	Sherwin-Williams Co.	3.800%	8/15/2049	1,596	1,203
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	5,340	5,337
	Sonoco Products Co.	5.750%	11/1/2040	1,664	1,680
	Southern Copper Corp.	6.750%	4/16/2040	2,105	2,322
	Southern Copper Corp.	5.250%	11/8/2042	1,648	1,552
	Southern Copper Corp.	5.875%	4/23/2045	2,750	2,756
	Steel Dynamics Inc.	3.250%	10/15/2050	729	491
	Steel Dynamics Inc.	5.750%	5/15/2055	1,413	1,402
	Vale Overseas Ltd.	6.875%	11/21/2036	1,220	1,357
	Vale Overseas Ltd.	6.875%	11/10/2039	1,175	1,306
	Vale Overseas Ltd.	6.400%	6/28/2054	2,676	2,723
	Vale SA	5.625%	9/11/2042	1,110	1,093
	Vulcan Materials Co.	4.500%	6/15/2047	1,170	999
	Vulcan Materials Co.	4.700%	3/1/2048	1,645	1,439
	Vulcan Materials Co.	5.700%	12/1/2054	1,100	1,092
	Westlake Corp.	2.875%	8/15/2041	1,640	1,129
	Westlake Corp.	5.000%	8/15/2046	25	22
	Westlake Corp.	4.375%	11/15/2047	1,645	1,276
	Westlake Corp.	3.125%	8/15/2051	819	503
	Westlake Corp.	6.375%	11/15/2055	1,645	1,621
					110,795
Real Estate (0.5%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,910	1,627
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	805	602
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	325	225
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	700	617
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	755	712
	American Homes 4 Rent LP	3.375%	7/15/2051	595	401
	American Tower Corp.	3.700%	10/15/2049	1,639	1,192
	American Tower Corp.	3.100%	6/15/2050	2,885	1,874
	American Tower Corp.	2.950%	1/15/2051	2,543	1,596
[2]	AvalonBay Communities Inc.	3.900%	10/15/2046	610	481
[2]	AvalonBay Communities Inc.	4.150%	7/1/2047	630	511
	Camden Property Trust	3.350%	11/1/2049	1,009	709
	Crown Castle Inc.	2.900%	4/1/2041	3,282	2,387
	Crown Castle Inc.	5.200%	2/15/2049	1,615	1,449
	Crown Castle Inc.	4.000%	11/15/2049	968	722
	Crown Castle Inc.	4.150%	7/1/2050	495	384
	Crown Castle Inc.	3.250%	1/15/2051	1,824	1,200
	Equinix Inc.	3.000%	7/15/2050	1,052	671
	Equinix Inc.	3.400%	2/15/2052	1,395	949
	ERP Operating LP	4.500%	7/1/2044	533	467
28

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	4.500%	6/1/2045	135	117
	ERP Operating LP	4.000%	8/1/2047	612	491
	Essential Properties LP	5.375%	7/15/2036	311	307
	Essex Portfolio LP	4.500%	3/15/2048	511	422
	Essex Portfolio LP	2.650%	9/1/2050	474	282
	Federal Realty OP LP	4.500%	12/1/2044	895	773
	GLP Capital LP	5.750%	11/1/2037	941	925
	GLP Capital LP	6.250%	9/15/2054	640	641
	Healthpeak OP LLC	6.750%	2/1/2041	1,215	1,335
	Kimco Realty OP LLC	4.125%	12/1/2046	1,125	918
	Kimco Realty OP LLC	4.450%	9/1/2047	541	459
	Kimco Realty OP LLC	3.700%	10/1/2049	1,055	786
	Mid-America Apartments LP	2.875%	9/15/2051	1,085	689
	NNN REIT Inc.	3.100%	4/15/2050	195	127
	NNN REIT Inc.	3.500%	4/15/2051	1,722	1,216
	NNN REIT Inc.	3.000%	4/15/2052	1,291	818
	Prologis LP	4.375%	9/15/2048	928	775
	Prologis LP	3.050%	3/1/2050	875	584
	Prologis LP	2.125%	10/15/2050	880	474
	Prologis LP	5.250%	6/15/2053	1,093	1,036
	Prologis LP	5.250%	3/15/2054	1,000	946
	Public Storage Operating Co.	5.350%	8/1/2053	1,015	975
	Realty Income Corp.	4.650%	3/15/2047	1,235	1,084
	Realty Income Corp.	5.375%	9/1/2054	515	499
	Regency Centers LP	4.650%	3/15/2049	709	614
	Simon Property Group LP	6.750%	2/1/2040	987	1,112
	Simon Property Group LP	4.750%	3/15/2042	990	906
	Simon Property Group LP	4.250%	10/1/2044	776	654
	Simon Property Group LP	4.250%	11/30/2046	470	388
	Simon Property Group LP	3.250%	9/13/2049	966	664
	Simon Property Group LP	3.800%	7/15/2050	1,045	787
	Simon Property Group LP	5.850%	3/8/2053	945	959
	Simon Property Group LP	6.650%	1/15/2054	1,270	1,425
	Ventas Realty LP	5.700%	9/30/2043	703	701
	Ventas Realty LP	4.875%	4/15/2049	185	162
	VICI Properties LP	5.625%	5/15/2052	1,045	960
	VICI Properties LP	6.125%	4/1/2054	485	474
	Welltower OP LLC	6.500%	3/15/2041	605	671
	Welltower OP LLC	4.950%	9/1/2048	830	765
	Weyerhaeuser Co.	4.000%	3/9/2052	670	507
[5]	WP Carey Inc.	5.200%	9/15/2036	400	395
					47,599
Technology (3.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	825	692
	Analog Devices Inc.	2.800%	10/1/2041	1,625	1,181
	Analog Devices Inc.	2.950%	10/1/2051	3,012	1,944
	Apple Inc.	2.375%	2/8/2041	1,074	760
	Apple Inc.	3.850%	5/4/2043	5,238	4,334
	Apple Inc.	4.450%	5/6/2044	1,250	1,106
	Apple Inc.	3.450%	2/9/2045	4,168	3,167
	Apple Inc.	4.375%	5/13/2045	3,373	2,924
	Apple Inc.	4.650%	2/23/2046	4,267	3,818
	Apple Inc.	3.850%	8/4/2046	6,293	4,981
	Apple Inc.	3.750%	9/12/2047	3,349	2,573
	Apple Inc.	3.750%	11/13/2047	1,186	915
	Apple Inc.	2.950%	9/11/2049	1,691	1,107
	Apple Inc.	2.650%	5/11/2050	1,402	859
	Apple Inc.	2.400%	8/20/2050	250	145
	Apple Inc.	2.650%	2/8/2051	6,361	3,864
	Apple Inc.	2.700%	8/5/2051	161	98
	Apple Inc.	3.950%	8/8/2052	3,797	2,936
	Apple Inc.	4.850%	5/10/2053	784	719
	Apple Inc.	2.550%	8/20/2060	2,645	1,420
	Apple Inc.	2.800%	2/8/2061	3,957	2,261
	Apple Inc.	2.850%	8/5/2061	4,274	2,457
	Apple Inc.	4.100%	8/8/2062	1,150	878
	Applied Materials Inc.	5.850%	6/15/2041	540	566
	Applied Materials Inc.	4.350%	4/1/2047	1,090	932
[4]	Broadcom Inc.	4.926%	5/15/2037	2,530	2,461
29

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.900%	2/15/2038	6,793	6,560
	Broadcom Inc.	3.500%	2/15/2041	5,425	4,333
	Broadcom Inc.	3.750%	2/15/2051	4,555	3,377
	Broadcom Inc.	5.700%	1/15/2056	1,764	1,749
	Cisco Systems Inc.	5.900%	2/15/2039	3,503	3,711
	Cisco Systems Inc.	5.500%	1/15/2040	2,603	2,652
	Cisco Systems Inc.	5.300%	2/26/2054	3,165	2,992
	Cisco Systems Inc.	5.500%	2/24/2055	828	808
	Cisco Systems Inc.	5.350%	2/26/2064	1,195	1,117
	Corning Inc.	4.700%	3/15/2037	1,765	1,693
	Corning Inc.	5.750%	8/15/2040	953	975
	Corning Inc.	4.750%	3/15/2042	960	877
	Corning Inc.	5.350%	11/15/2048	225	214
	Corning Inc.	3.900%	11/15/2049	723	551
	Corning Inc.	4.375%	11/15/2057	1,160	927
	Corning Inc.	5.850%	11/15/2068	185	183
	Corning Inc.	5.450%	11/15/2079	1,179	1,094
	Dell International LLC	8.100%	7/15/2036	823	979
	Dell International LLC	5.250%	2/15/2037	2,025	1,994
	Dell International LLC	3.375%	12/15/2041	2,922	2,227
	Dell International LLC	8.350%	7/15/2046	1,342	1,695
	Dell International LLC	3.450%	12/15/2051	1,464	1,022
	Fidelity National Information Services Inc.	3.100%	3/1/2041	1,170	850
	Fidelity National Information Services Inc.	4.500%	8/15/2046	20	16
	Fiserv Inc.	4.400%	7/1/2049	1,537	1,225
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	1,861	1,906
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	2,467	2,289
	HP Inc.	6.000%	9/15/2041	1,524	1,533
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	1,443	1,297
	Intel Corp.	4.600%	3/25/2040	995	897
	Intel Corp.	2.800%	8/12/2041	1,715	1,197
	Intel Corp.	4.250%	12/15/2042	810	669
	Intel Corp.	5.625%	2/10/2043	453	440
	Intel Corp.	4.900%	7/29/2045	2,140	1,857
	Intel Corp.	4.100%	5/19/2046	1,777	1,378
	Intel Corp.	4.100%	5/11/2047	1,555	1,183
	Intel Corp.	3.734%	12/8/2047	1,712	1,232
	Intel Corp.	3.250%	11/15/2049	5,710	3,719
	Intel Corp.	4.750%	3/25/2050	3,275	2,716
	Intel Corp.	3.050%	8/12/2051	2,189	1,371
	Intel Corp.	4.900%	8/5/2052	3,580	3,007
	Intel Corp.	5.700%	2/10/2053	3,299	3,112
	Intel Corp.	5.600%	2/21/2054	1,441	1,347
	Intel Corp.	6.125%	5/15/2056	1,670	1,669
	Intel Corp.	3.100%	2/15/2060	3,325	1,889
	Intel Corp.	3.200%	8/12/2061	655	380
	Intel Corp.	5.050%	8/5/2062	1,504	1,256
	Intel Corp.	5.900%	2/10/2063	2,483	2,375
	Intel Corp.	6.200%	5/15/2066	750	745
	International Business Machines Corp.	4.150%	5/15/2039	2,983	2,598
	International Business Machines Corp.	5.600%	11/30/2039	285	287
	International Business Machines Corp.	2.850%	5/15/2040	1,905	1,391
	International Business Machines Corp.	4.000%	6/20/2042	2,530	2,069
	International Business Machines Corp.	4.700%	2/19/2046	2,430	2,079
	International Business Machines Corp.	4.250%	5/15/2049	5,688	4,451
	International Business Machines Corp.	2.950%	5/15/2050	2,020	1,252
	International Business Machines Corp.	3.430%	2/9/2052	960	637
	International Business Machines Corp.	4.900%	7/27/2052	200	170
	International Business Machines Corp.	5.100%	2/6/2053	1,186	1,040
[2]	International Business Machines Corp.	5.700%	2/10/2055	1,032	988
	International Business Machines Corp.	5.800%	2/3/2056	2,255	2,185
	Intuit Inc.	5.500%	9/15/2053	1,325	1,191
	Juniper Networks Inc.	5.950%	3/15/2041	755	756
	KLA Corp.	3.300%	3/1/2050	919	635
	KLA Corp.	4.950%	7/15/2052	2,532	2,297
	KLA Corp.	5.250%	7/15/2062	1,248	1,156
	Lam Research Corp.	2.875%	6/15/2050	2,649	1,699
	Lam Research Corp.	3.125%	6/15/2060	1,635	1,022
	Micron Technology Inc.	3.366%	11/1/2041	1,360	1,062
	Micron Technology Inc.	3.477%	11/1/2051	1,079	769
30

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.450%	8/8/2036	4,916	4,385
	Microsoft Corp.	4.100%	2/6/2037	764	719
	Microsoft Corp.	4.500%	10/1/2040	1,870	1,772
	Microsoft Corp.	5.300%	2/8/2041	2,055	2,085
	Microsoft Corp.	3.700%	8/8/2046	3,446	2,686
	Microsoft Corp.	4.250%	2/6/2047	2,920	2,473
	Microsoft Corp.	2.525%	6/1/2050	8,459	5,032
	Microsoft Corp.	2.921%	3/17/2052	10,806	6,859
	Microsoft Corp.	3.950%	8/8/2056	2,075	1,575
	Microsoft Corp.	2.675%	6/1/2060	7,390	4,079
	Moody's Corp.	2.750%	8/19/2041	121	86
	Moody's Corp.	5.250%	7/15/2044	1,955	1,842
	Moody's Corp.	3.250%	5/20/2050	876	587
	Moody's Corp.	3.750%	2/25/2052	665	488
	Moody's Corp.	3.100%	11/29/2061	1,180	706
	Motorola Solutions Inc.	5.500%	9/1/2044	592	573
	NVIDIA Corp.	3.500%	4/1/2040	2,400	1,994
	NVIDIA Corp.	5.550%	6/15/2046	4,514	4,480
	NVIDIA Corp.	3.500%	4/1/2050	2,546	1,864
	NVIDIA Corp.	5.625%	6/15/2056	4,470	4,436
	NVIDIA Corp.	3.700%	4/1/2060	1,720	1,244
	NXP BV	3.250%	5/11/2041	1,573	1,190
	NXP BV	3.125%	2/15/2042	1,415	1,027
	NXP BV	3.250%	11/30/2051	991	657
	Oracle Corp.	3.850%	7/15/2036	740	615
	Oracle Corp.	3.800%	11/15/2037	4,093	3,279
	Oracle Corp.	6.500%	4/15/2038	1,603	1,616
	Oracle Corp.	6.125%	7/8/2039	674	650
	Oracle Corp.	3.600%	4/1/2040	4,413	3,218
	Oracle Corp.	5.375%	7/15/2040	3,229	2,840
	Oracle Corp.	3.650%	3/25/2041	4,685	3,365
	Oracle Corp.	4.500%	7/8/2044	469	349
	Oracle Corp.	4.125%	5/15/2045	3,460	2,412
	Oracle Corp.	5.875%	9/26/2045	4,865	4,261
	Oracle Corp.	6.550%	2/4/2046	3,631	3,425
	Oracle Corp.	4.000%	7/15/2046	5,615	3,792
	Oracle Corp.	4.000%	11/15/2047	2,590	1,725
	Oracle Corp.	3.600%	4/1/2050	7,781	4,726
	Oracle Corp.	3.950%	3/25/2051	6,591	4,220
	Oracle Corp.	6.900%	11/9/2052	2,420	2,321
	Oracle Corp.	5.550%	2/6/2053	1,507	1,214
	Oracle Corp.	5.375%	9/27/2054	3,263	2,556
	Oracle Corp.	6.000%	8/3/2055	1,722	1,467
	Oracle Corp.	5.950%	9/26/2055	6,160	5,235
	Oracle Corp.	6.700%	2/4/2056	6,509	6,127
	Oracle Corp.	3.850%	4/1/2060	6,969	4,092
	Oracle Corp.	4.100%	3/25/2061	3,228	1,974
	Oracle Corp.	5.500%	9/27/2064	1,458	1,127
	Oracle Corp.	6.125%	8/3/2065	1,997	1,678
	Oracle Corp.	6.100%	9/26/2065	2,802	2,343
	Oracle Corp.	6.850%	2/4/2066	5,141	4,789
	QUALCOMM Inc.	4.800%	5/20/2045	3,304	2,949
	QUALCOMM Inc.	4.300%	5/20/2047	2,211	1,801
	QUALCOMM Inc.	3.250%	5/20/2050	120	81
	QUALCOMM Inc.	4.500%	5/20/2052	950	785
	QUALCOMM Inc.	6.000%	5/20/2053	2,786	2,845
	S&P Global Inc.	3.250%	12/1/2049	1,886	1,311
	S&P Global Inc.	3.700%	3/1/2052	1,464	1,086
	S&P Global Inc.	2.300%	8/15/2060	980	481
	S&P Global Inc.	3.900%	3/1/2062	1,030	743
	Salesforce Inc.	2.700%	7/15/2041	2,210	1,507
	Salesforce Inc.	6.400%	3/15/2046	2,030	2,048
	Salesforce Inc.	2.900%	7/15/2051	2,840	1,657
	Salesforce Inc.	6.550%	3/15/2056	5,700	5,706
	Salesforce Inc.	3.050%	7/15/2061	1,607	901
	Salesforce Inc.	6.700%	3/15/2066	1,595	1,604
[2]	ServiceNow Inc.	6.300%	5/15/2056	1,199	1,219
	Synopsys Inc.	5.700%	4/1/2055	3,048	2,958
	Texas Instruments Inc.	3.875%	3/15/2039	1,399	1,223
	Texas Instruments Inc.	4.150%	5/15/2048	1,288	1,058
31

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	2.700%	9/15/2051	1,072	656
	Texas Instruments Inc.	5.000%	3/14/2053	915	835
	Texas Instruments Inc.	5.150%	2/8/2054	1,325	1,242
	Texas Instruments Inc.	5.050%	5/18/2063	1,358	1,212
[2]	TR Finance LLC	5.850%	4/15/2040	735	731
[2]	TR Finance LLC	5.650%	11/23/2043	100	98
	TSMC Arizona Corp.	3.125%	10/25/2041	1,090	882
	TSMC Arizona Corp.	3.250%	10/25/2051	1,145	860
	TSMC Arizona Corp.	4.500%	4/22/2052	1,130	1,052
					329,903
Utilities (5.8%)
[2]	AEP Texas Inc.	4.150%	5/1/2049	710	546
[2]	AEP Texas Inc.	3.450%	1/15/2050	915	626
	AEP Texas Inc.	3.450%	5/15/2051	888	598
	AEP Texas Inc.	5.250%	5/15/2052	965	874
	AEP Texas Inc.	5.850%	10/15/2055	490	481
	AEP Transmission Co. LLC	4.000%	12/1/2046	943	757
	AEP Transmission Co. LLC	3.800%	6/15/2049	1,230	922
	AEP Transmission Co. LLC	3.150%	9/15/2049	310	207
[2]	AEP Transmission Co. LLC	3.650%	4/1/2050	955	704
[2]	AEP Transmission Co. LLC	2.750%	8/15/2051	495	302
[2]	AEP Transmission Co. LLC	4.500%	6/15/2052	1,245	1,037
	AEP Transmission Co. LLC	5.400%	3/15/2053	869	831
	Alabama Power Co.	6.000%	3/1/2039	1,082	1,146
	Alabama Power Co.	3.850%	12/1/2042	425	346
	Alabama Power Co.	4.150%	8/15/2044	927	769
	Alabama Power Co.	3.750%	3/1/2045	2,168	1,686
	Alabama Power Co.	4.300%	1/2/2046	971	810
[2]	Alabama Power Co.	3.700%	12/1/2047	1,146	861
[2]	Alabama Power Co.	4.300%	7/15/2048	437	358
	Alabama Power Co.	3.450%	10/1/2049	1,159	822
	Alabama Power Co.	3.125%	7/15/2051	957	630
	Alabama Power Co.	3.000%	3/15/2052	1,080	687
	Ameren Illinois Co.	4.150%	3/15/2046	992	811
	Ameren Illinois Co.	3.700%	12/1/2047	740	559
	Ameren Illinois Co.	4.500%	3/15/2049	712	601
	Ameren Illinois Co.	2.900%	6/15/2051	1,414	891
	Ameren Illinois Co.	5.625%	3/1/2055	1,402	1,377
	American Electric Power Co. Inc.	3.250%	3/1/2050	730	493
	American Water Capital Corp.	6.593%	10/15/2037	354	395
	American Water Capital Corp.	4.300%	12/1/2042	1,040	903
	American Water Capital Corp.	4.300%	9/1/2045	670	562
	American Water Capital Corp.	4.000%	12/1/2046	595	471
	American Water Capital Corp.	3.750%	9/1/2047	581	442
	American Water Capital Corp.	4.200%	9/1/2048	968	780
	American Water Capital Corp.	4.150%	6/1/2049	801	638
	American Water Capital Corp.	3.450%	5/1/2050	819	577
	American Water Capital Corp.	3.250%	6/1/2051	1,185	799
	American Water Capital Corp.	5.450%	3/1/2054	1,083	1,037
	American Water Capital Corp.	5.700%	9/1/2055	1,187	1,175
	Appalachian Power Co.	7.000%	4/1/2038	971	1,083
	Appalachian Power Co.	4.400%	5/15/2044	530	447
	Appalachian Power Co.	4.450%	6/1/2045	530	442
[2]	Appalachian Power Co.	4.500%	3/1/2049	1,006	828
	Arizona Public Service Co.	4.500%	4/1/2042	875	764
	Arizona Public Service Co.	3.750%	5/15/2046	1,565	1,181
	Arizona Public Service Co.	4.200%	8/15/2048	670	532
	Arizona Public Service Co.	4.250%	3/1/2049	552	436
	Arizona Public Service Co.	3.350%	5/15/2050	765	518
	Arizona Public Service Co.	5.900%	8/15/2055	1,005	1,008
	Atmos Energy Corp.	5.500%	6/15/2041	1,000	1,001
	Atmos Energy Corp.	4.150%	1/15/2043	729	617
	Atmos Energy Corp.	4.125%	10/15/2044	1,077	900
	Atmos Energy Corp.	4.300%	10/1/2048	564	466
	Atmos Energy Corp.	3.375%	9/15/2049	1,637	1,149
	Atmos Energy Corp.	2.850%	2/15/2052	683	427
	Atmos Energy Corp.	5.750%	10/15/2052	695	699
	Atmos Energy Corp.	6.200%	11/15/2053	840	892
	Atmos Energy Corp.	5.000%	12/15/2054	1,035	931
32

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	5.450%	1/15/2056	540	520
	Avista Corp.	4.350%	6/1/2048	704	578
	Avista Corp.	4.000%	4/1/2052	1,187	896
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	928	1,002
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	969	729
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	1,040	984
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	1,230	1,208
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	900	928
	Basin Electric Power Cooperative	5.850%	10/15/2055	665	648
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	1,436	1,515
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	898	846
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	1,696	1,451
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	1,432	1,079
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	924	760
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	2,038	1,626
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,220	1,971
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	976	812
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	664	581
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	75	61
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	95	61
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	1,485	1,025
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	980	709
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,337	1,192
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,544	1,463
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	607	621
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	398	339
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	160	166
	Commonwealth Edison Co.	6.450%	1/15/2038	810	890
	Commonwealth Edison Co.	4.600%	8/15/2043	960	848
	Commonwealth Edison Co.	4.700%	1/15/2044	980	876
	Commonwealth Edison Co.	3.650%	6/15/2046	3,970	2,992
[2]	Commonwealth Edison Co.	3.750%	8/15/2047	949	714
	Commonwealth Edison Co.	4.000%	3/1/2048	1,093	856
[2]	Commonwealth Edison Co.	3.200%	11/15/2049	1,182	798
	Commonwealth Edison Co.	3.000%	3/1/2050	714	464
[2]	Commonwealth Edison Co.	3.125%	3/15/2051	691	454
[2]	Commonwealth Edison Co.	2.750%	9/1/2051	250	153
	Commonwealth Edison Co.	5.300%	2/1/2053	880	821
	Commonwealth Edison Co.	5.950%	6/1/2055	1,370	1,395
	Commonwealth Edison Co.	5.850%	6/1/2056	1,304	1,315
	Connecticut Light & Power Co.	4.000%	4/1/2048	505	401
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,648	1,544
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,245	1,399
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	850	867
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	785	665
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	953	772
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	965	832
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	927	792
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	915	708
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	822	631
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	967	824
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	990	781
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	970	754
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,616	1,684
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	950	958
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,205	1,186
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,321	1,104
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,610	1,534
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	1,273	1,257
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	925	930
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	872	685
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	495	367
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,380	1,113
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	695	482
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	1,670	986
	Constellation Energy Generation LLC	6.250%	10/1/2039	910	960
	Constellation Energy Generation LLC	5.600%	6/15/2042	1,311	1,291
	Constellation Energy Generation LLC	6.500%	10/1/2053	2,170	2,329
	Constellation Energy Generation LLC	5.750%	3/15/2054	2,100	2,069
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,271	1,240
33

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	3.250%	8/15/2046	898	639
	Consumers Energy Co.	4.050%	5/15/2048	635	507
	Consumers Energy Co.	4.350%	4/15/2049	994	821
	Consumers Energy Co.	3.750%	2/15/2050	1,371	1,029
	Consumers Energy Co.	3.100%	8/15/2050	1,120	750
	Consumers Energy Co.	3.500%	8/1/2051	2,076	1,488
	Consumers Energy Co.	2.650%	8/15/2052	820	494
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	2,484	2,541
	Dayton Power & Light Co.	3.950%	6/15/2049	813	617
	Delmarva Power & Light Co.	4.150%	5/15/2045	1,343	1,105
	Dominion Energy Inc.	7.000%	6/15/2038	150	170
[2]	Dominion Energy Inc.	3.300%	4/15/2041	1,579	1,199
[2]	Dominion Energy Inc.	4.900%	8/1/2041	285	262
[2]	Dominion Energy Inc.	4.050%	9/15/2042	1,550	1,265
	Dominion Energy Inc.	4.700%	12/1/2044	1,711	1,495
[2]	Dominion Energy Inc.	4.600%	3/15/2049	1,220	1,018
[2]	Dominion Energy Inc.	4.850%	8/15/2052	684	589
	Dominion Energy Inc.	6.250%	12/15/2056	400	402
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	770	818
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	905	904
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	787	703
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	739	660
[2]	DTE Electric Co.	4.000%	4/1/2043	595	491
	DTE Electric Co.	4.300%	7/1/2044	520	442
	DTE Electric Co.	3.700%	3/15/2045	1,729	1,343
	DTE Electric Co.	3.750%	8/15/2047	1,222	936
	DTE Electric Co.	3.950%	3/1/2049	1,518	1,181
	DTE Electric Co.	2.950%	3/1/2050	652	425
[2]	DTE Electric Co.	3.250%	4/1/2051	1,459	991
	DTE Electric Co.	5.400%	4/1/2053	465	446
	DTE Electric Co.	5.850%	5/15/2055	1,145	1,159
[2]	DTE Electric Co.	5.550%	3/1/2056	1,811	1,767
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,207	1,281
	Duke Energy Carolinas LLC	6.000%	1/15/2038	1,555	1,647
	Duke Energy Carolinas LLC	6.050%	4/15/2038	1,112	1,183
	Duke Energy Carolinas LLC	5.300%	2/15/2040	1,382	1,369
	Duke Energy Carolinas LLC	4.000%	9/30/2042	1,538	1,273
	Duke Energy Carolinas LLC	3.750%	6/1/2045	860	667
	Duke Energy Carolinas LLC	3.875%	3/15/2046	1,190	930
	Duke Energy Carolinas LLC	3.700%	12/1/2047	730	548
	Duke Energy Carolinas LLC	3.950%	3/15/2048	1,501	1,170
	Duke Energy Carolinas LLC	3.200%	8/15/2049	870	588
	Duke Energy Carolinas LLC	3.450%	4/15/2051	1,130	795
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,313	1,242
	Duke Energy Carolinas LLC	5.400%	1/15/2054	735	701
	Duke Energy Carolinas LLC	5.750%	6/15/2056	1,025	1,024
	Duke Energy Corp.	3.300%	6/15/2041	826	629
	Duke Energy Corp.	3.750%	9/1/2046	1,562	1,167
	Duke Energy Corp.	3.950%	8/15/2047	1,192	909
	Duke Energy Corp.	4.200%	6/15/2049	1,150	894
	Duke Energy Corp.	3.500%	6/15/2051	1,515	1,033
	Duke Energy Corp.	5.000%	8/15/2052	1,465	1,275
	Duke Energy Corp.	6.100%	9/15/2053	905	920
	Duke Energy Corp.	5.800%	6/15/2054	1,935	1,885
	Duke Energy Corp.	5.700%	9/15/2055	2,260	2,170
	Duke Energy Florida LLC	6.350%	9/15/2037	1,806	1,958
	Duke Energy Florida LLC	6.400%	6/15/2038	926	1,010
	Duke Energy Florida LLC	5.650%	4/1/2040	955	974
	Duke Energy Florida LLC	3.400%	10/1/2046	1,157	837
	Duke Energy Florida LLC	4.200%	7/15/2048	1,007	809
	Duke Energy Florida LLC	3.000%	12/15/2051	940	604
	Duke Energy Florida LLC	6.200%	11/15/2053	1,500	1,583
	Duke Energy Indiana LLC	6.350%	8/15/2038	836	911
[2]	Duke Energy Indiana LLC	4.900%	7/15/2043	915	842
	Duke Energy Indiana LLC	3.750%	5/15/2046	1,020	781
[2]	Duke Energy Indiana LLC	3.250%	10/1/2049	875	596
	Duke Energy Indiana LLC	2.750%	4/1/2050	1,048	644
	Duke Energy Indiana LLC	5.400%	4/1/2053	415	390
	Duke Energy Ohio Inc.	3.700%	6/15/2046	29	22
	Duke Energy Ohio Inc.	5.550%	3/15/2054	670	647
34

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	5/15/2042	969	817
	Duke Energy Progress LLC	4.100%	3/15/2043	487	406
	Duke Energy Progress LLC	4.150%	12/1/2044	2,034	1,676
	Duke Energy Progress LLC	4.200%	8/15/2045	1,414	1,165
	Duke Energy Progress LLC	3.600%	9/15/2047	917	678
	Duke Energy Progress LLC	2.900%	8/15/2051	1,410	882
	Duke Energy Progress LLC	4.000%	4/1/2052	1,007	770
	Duke Energy Progress LLC	5.350%	3/15/2053	1,282	1,208
	Duke Energy Progress LLC	5.550%	3/15/2055	1,515	1,470
	Emera US Finance LP	4.750%	6/15/2046	1,237	1,054
	Entergy Arkansas LLC	4.200%	4/1/2049	702	560
	Entergy Arkansas LLC	2.650%	6/15/2051	1,180	697
	Entergy Arkansas LLC	3.350%	6/15/2052	867	586
	Entergy Arkansas LLC	5.750%	6/1/2054	615	613
	Entergy Arkansas LLC	5.750%	1/15/2056	398	395
	Entergy Corp.	3.750%	6/15/2050	925	673
	Entergy Corp.	6.100%	6/15/2056	1,095	1,097
	Entergy Louisiana LLC	4.950%	1/15/2045	1,021	935
	Entergy Louisiana LLC	4.200%	9/1/2048	944	759
	Entergy Louisiana LLC	4.200%	4/1/2050	816	648
	Entergy Louisiana LLC	2.900%	3/15/2051	1,326	833
	Entergy Louisiana LLC	4.750%	9/15/2052	910	784
	Entergy Louisiana LLC	5.700%	3/15/2054	1,535	1,510
	Entergy Louisiana LLC	5.800%	3/15/2055	1,710	1,710
	Entergy Louisiana LLC	5.650%	4/15/2056	1,045	1,023
	Entergy Mississippi LLC	3.850%	6/1/2049	847	637
	Entergy Mississippi LLC	5.850%	6/1/2054	800	798
	Entergy Mississippi LLC	5.800%	4/15/2055	748	744
	Entergy Texas Inc.	4.500%	3/30/2039	580	528
	Entergy Texas Inc.	3.550%	9/30/2049	856	611
	Entergy Texas Inc.	5.800%	9/1/2053	455	453
	Essential Utilities Inc.	4.276%	5/1/2049	970	775
	Essential Utilities Inc.	3.351%	4/15/2050	1,169	789
	Essential Utilities Inc.	5.300%	5/1/2052	981	897
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,068	902
	Evergy Kansas Central Inc.	4.100%	4/1/2043	1,000	834
	Evergy Kansas Central Inc.	3.450%	4/15/2050	912	643
	Evergy Metro Inc.	5.300%	10/1/2041	935	914
	Evergy Metro Inc.	4.200%	6/15/2047	662	538
	Evergy Metro Inc.	4.200%	3/15/2048	945	760
[2]	Evergy Metro Inc.	4.125%	4/1/2049	545	436
	Eversource Energy	3.450%	1/15/2050	1,450	1,006
[2]	Eversource Energy	6.350%	8/15/2056	464	464
	Exelon Corp.	5.100%	6/15/2045	933	852
	Exelon Corp.	4.450%	4/15/2046	919	764
	Exelon Corp.	4.700%	4/15/2050	1,952	1,642
	Exelon Corp.	4.100%	3/15/2052	740	565
	Exelon Corp.	5.600%	3/15/2053	825	789
	Exelon Corp.	5.875%	3/15/2055	837	827
[2]	FirstEnergy Corp.	3.400%	3/1/2050	2,130	1,450
	Florida Power & Light Co.	5.960%	4/1/2039	1,010	1,067
	Florida Power & Light Co.	5.250%	2/1/2041	980	963
	Florida Power & Light Co.	4.125%	2/1/2042	960	819
	Florida Power & Light Co.	4.050%	6/1/2042	1,089	917
	Florida Power & Light Co.	4.050%	10/1/2044	947	779
	Florida Power & Light Co.	3.700%	12/1/2047	1,224	925
	Florida Power & Light Co.	3.950%	3/1/2048	733	574
	Florida Power & Light Co.	4.125%	6/1/2048	715	576
	Florida Power & Light Co.	3.990%	3/1/2049	985	767
	Florida Power & Light Co.	3.150%	10/1/2049	722	485
	Florida Power & Light Co.	2.875%	12/4/2051	2,589	1,622
	Florida Power & Light Co.	5.300%	4/1/2053	1,617	1,523
	Florida Power & Light Co.	5.600%	6/15/2054	925	908
	Florida Power & Light Co.	5.700%	3/15/2055	1,679	1,674
	Florida Power & Light Co.	5.750%	6/1/2056	388	390
	Florida Power & Light Co.	5.800%	3/15/2065	1,267	1,258
	Florida Power & Light Co.	5.600%	2/15/2066	1,261	1,215
	Florida Power & Light Co.	5.900%	6/1/2066	2,030	2,050
[2]	Georgia Power Co.	4.750%	9/1/2040	1,317	1,230
	Georgia Power Co.	4.300%	3/15/2042	935	812
35

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.300%	3/15/2043	1,036	887
[2]	Georgia Power Co.	3.700%	1/30/2050	1,185	877
[2]	Georgia Power Co.	3.250%	3/15/2051	1,145	773
	Georgia Power Co.	5.125%	5/15/2052	1,250	1,158
	Georgia Power Co.	5.500%	10/1/2055	675	651
	Iberdrola International BV	6.750%	7/15/2036	1,071	1,199
[2]	Idaho Power Co.	4.200%	3/1/2048	186	151
[2]	Idaho Power Co.	5.500%	3/15/2053	990	959
[2]	Idaho Power Co.	5.800%	4/1/2054	880	889
[2]	Indiana Michigan Power Co.	4.550%	3/15/2046	890	762
[2]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,419	1,066
	Indiana Michigan Power Co.	3.250%	5/1/2051	884	592
	Indiana Michigan Power Co.	5.600%	3/15/2056	2,440	2,375
	Interstate Power & Light Co.	3.700%	9/15/2046	520	393
	Interstate Power & Light Co.	3.100%	11/30/2051	981	630
	Interstate Power & Light Co.	5.450%	9/30/2054	1,525	1,446
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	728	703
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	1,126	1,069
	Kentucky Utilities Co.	5.125%	11/1/2040	1,114	1,075
	Kentucky Utilities Co.	4.375%	10/1/2045	1,497	1,262
	Kentucky Utilities Co.	3.300%	6/1/2050	1,455	993
	Kentucky Utilities Co.	5.850%	8/15/2055	887	890
[2]	Louisville Gas & Electric Co.	5.850%	8/15/2055	933	939
	MidAmerican Energy Co.	4.250%	5/1/2046	945	782
	MidAmerican Energy Co.	3.950%	8/1/2047	1,271	997
	MidAmerican Energy Co.	3.650%	8/1/2048	2,040	1,509
	MidAmerican Energy Co.	4.250%	7/15/2049	1,125	911
	MidAmerican Energy Co.	5.850%	9/15/2054	1,130	1,146
	MidAmerican Energy Co.	5.300%	2/1/2055	2,145	2,006
[2]	Mississippi Power Co.	4.250%	3/15/2042	895	761
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	730	610
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	1,033	856
[2]	Nevada Power Co.	6.750%	7/1/2037	867	963
[2]	Nevada Power Co.	3.125%	8/1/2050	210	138
[2]	Nevada Power Co.	5.900%	5/1/2053	820	822
	Nevada Power Co.	6.000%	3/15/2054	830	840
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	1,530	1,390
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	935	887
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	2,865	2,833
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	600	590
[2]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	1,750	1,749
[2]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	700	711
	NiSource Inc.	5.950%	6/15/2041	723	743
	NiSource Inc.	5.250%	2/15/2043	860	808
	NiSource Inc.	4.800%	2/15/2044	1,467	1,301
	NiSource Inc.	5.650%	2/1/2045	1,865	1,821
	NiSource Inc.	4.375%	5/15/2047	1,847	1,517
	NiSource Inc.	3.950%	3/30/2048	1,846	1,407
	NiSource Inc.	5.850%	4/1/2055	1,943	1,927
	Northern States Power Co.	6.200%	7/1/2037	737	801
	Northern States Power Co.	5.350%	11/1/2039	2,029	2,030
	Northern States Power Co.	2.600%	6/1/2051	1,435	875
	Northern States Power Co.	4.500%	6/1/2052	920	775
	Northern States Power Co.	5.100%	5/15/2053	1,403	1,279
	Northern States Power Co.	5.400%	3/15/2054	1,075	1,030
	Northern States Power Co.	5.650%	6/15/2054	980	966
	Northern States Power Co.	5.650%	5/15/2055	2,475	2,441
	Northern States Power Co.	5.550%	5/15/2056	975	950
	NorthWestern Corp.	4.176%	11/15/2044	874	726
	NSTAR Electric Co.	5.500%	3/15/2040	695	692
	NSTAR Electric Co.	3.100%	6/1/2051	875	577
	NSTAR Electric Co.	4.950%	9/15/2052	856	766
	Oglethorpe Power Corp.	5.950%	11/1/2039	635	657
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,297	1,265
	Oglethorpe Power Corp.	4.500%	4/1/2047	885	730
	Oglethorpe Power Corp.	5.050%	10/1/2048	772	685
	Oglethorpe Power Corp.	5.250%	9/1/2050	655	595
	Oglethorpe Power Corp.	5.800%	6/1/2054	635	622
	Oglethorpe Power Corp.	5.900%	2/1/2055	560	553
	Ohio Edison Co.	6.875%	7/15/2036	630	708
36

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Power Co.	4.150%	4/1/2048	530	417
	Ohio Power Co.	4.000%	6/1/2049	909	694
[2]	Ohio Power Co.	2.900%	10/1/2051	635	389
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,136	1,725
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	290	294
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	555	659
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	1,050	1,022
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	610	546
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	360	348
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	1,359	1,032
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	2,029	1,599
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,102	821
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	729	532
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,309	776
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,795	1,591
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	782	736
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	995	961
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	475	475
[4]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	661	671
	ONE Gas Inc.	4.658%	2/1/2044	845	750
	ONE Gas Inc.	4.500%	11/1/2048	783	666
	Pacific Gas & Electric Co.	4.500%	7/1/2040	3,306	2,849
	Pacific Gas & Electric Co.	3.300%	8/1/2040	920	689
	Pacific Gas & Electric Co.	4.200%	6/1/2041	100	82
	Pacific Gas & Electric Co.	4.300%	3/15/2045	875	687
	Pacific Gas & Electric Co.	4.250%	3/15/2046	735	569
	Pacific Gas & Electric Co.	4.000%	12/1/2046	1,530	1,137
	Pacific Gas & Electric Co.	3.950%	12/1/2047	465	340
	Pacific Gas & Electric Co.	4.950%	7/1/2050	6,222	5,192
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,125	750
	Pacific Gas & Electric Co.	5.250%	3/1/2052	1,490	1,282
	Pacific Gas & Electric Co.	6.750%	1/15/2053	2,015	2,117
	Pacific Gas & Electric Co.	6.700%	4/1/2053	1,415	1,470
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,665	1,571
	Pacific Gas & Electric Co.	6.150%	3/1/2055	1,185	1,155
	Pacific Gas & Electric Co.	6.100%	10/15/2055	1,140	1,104
	Pacific Gas & Electric Co.	6.000%	5/1/2056	2,017	1,929
	Pacific Gas & Electric Co.	6.300%	8/15/2056	750	747
	PacifiCorp	6.100%	8/1/2036	1,515	1,574
	PacifiCorp	6.250%	10/15/2037	678	710
	PacifiCorp	6.350%	7/15/2038	1,430	1,498
	PacifiCorp	6.000%	1/15/2039	95	97
	PacifiCorp	4.100%	2/1/2042	1,042	844
	PacifiCorp	4.125%	1/15/2049	2,972	2,252
	PacifiCorp	4.150%	2/15/2050	1,419	1,078
	PacifiCorp	3.300%	3/15/2051	1,420	925
	PacifiCorp	5.350%	12/1/2053	925	829
	PacifiCorp	5.800%	1/15/2055	2,993	2,856
	PECO Energy Co.	5.950%	10/1/2036	950	1,008
	PECO Energy Co.	3.900%	3/1/2048	768	594
	PECO Energy Co.	3.000%	9/15/2049	790	515
	PECO Energy Co.	3.050%	3/15/2051	620	404
	PECO Energy Co.	2.850%	9/15/2051	937	582
	PECO Energy Co.	4.600%	5/15/2052	1,278	1,083
	PECO Energy Co.	5.250%	9/15/2054	760	706
	PECO Energy Co.	5.650%	9/15/2055	1,065	1,050
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	700	612
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	864	635
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	509	456
	Potomac Electric Power Co.	6.500%	11/15/2037	960	1,054
	Potomac Electric Power Co.	4.150%	3/15/2043	920	770
	Potomac Electric Power Co.	5.500%	3/15/2054	755	729
	PPL Electric Utilities Corp.	6.250%	5/15/2039	822	889
	PPL Electric Utilities Corp.	4.150%	10/1/2045	1,945	1,603
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,313	1,042
	PPL Electric Utilities Corp.	4.150%	6/15/2048	981	793
	PPL Electric Utilities Corp.	5.250%	5/15/2053	925	866
	PPL Electric Utilities Corp.	5.550%	8/15/2055	401	392
	PPL Electric Utilities Corp.	5.750%	5/15/2056	1,100	1,101
	Progress Energy Inc.	6.000%	12/1/2039	1,520	1,580
37

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Public Service Co. of Colorado	6.250%	9/1/2037	901	967
	Public Service Co. of Colorado	3.600%	9/15/2042	790	618
	Public Service Co. of Colorado	4.300%	3/15/2044	405	339
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	764
[2]	Public Service Co. of Colorado	2.700%	1/15/2051	842	506
[2]	Public Service Co. of Colorado	4.500%	6/1/2052	1,008	830
	Public Service Co. of Colorado	5.250%	4/1/2053	809	745
	Public Service Co. of Colorado	5.750%	5/15/2054	925	917
	Public Service Co. of Colorado	5.850%	5/15/2055	2,421	2,427
	Public Service Co. of New Hampshire	3.600%	7/1/2049	410	299
	Public Service Co. of New Hampshire	5.150%	1/15/2053	587	541
[2]	Public Service Electric & Gas Co.	5.800%	5/1/2037	1,483	1,566
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2042	585	466
[2]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,737	1,357
[2]	Public Service Electric & Gas Co.	4.050%	5/1/2048	1,487	1,185
[2]	Public Service Electric & Gas Co.	3.850%	5/1/2049	850	652
[2]	Public Service Electric & Gas Co.	3.200%	8/1/2049	827	563
[2]	Public Service Electric & Gas Co.	2.050%	8/1/2050	1,014	543
[2]	Public Service Electric & Gas Co.	5.125%	3/15/2053	617	568
	Public Service Electric & Gas Co.	5.450%	8/1/2053	788	760
[2]	Public Service Electric & Gas Co.	5.450%	3/1/2054	660	635
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,701	1,606
[2]	Public Service Electric & Gas Co.	5.500%	3/1/2055	442	429
[2]	Public Service Electric & Gas Co.	5.625%	1/1/2056	704	695
	Puget Sound Energy Inc.	6.274%	3/15/2037	202	218
	Puget Sound Energy Inc.	5.795%	3/15/2040	935	948
	Puget Sound Energy Inc.	5.638%	4/15/2041	325	326
	Puget Sound Energy Inc.	4.223%	6/15/2048	1,330	1,076
	Puget Sound Energy Inc.	3.250%	9/15/2049	1,251	851
	Puget Sound Energy Inc.	5.685%	6/15/2054	1,060	1,048
	Puget Sound Energy Inc.	5.598%	9/15/2055	332	323
	San Diego Gas & Electric Co.	6.000%	6/1/2039	925	974
	San Diego Gas & Electric Co.	4.500%	8/15/2040	418	376
[2]	San Diego Gas & Electric Co.	3.750%	6/1/2047	310	234
	San Diego Gas & Electric Co.	4.150%	5/15/2048	965	767
[2]	San Diego Gas & Electric Co.	3.320%	4/15/2050	827	562
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,400	1,004
	San Diego Gas & Electric Co.	5.350%	4/1/2053	865	805
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,085	1,042
[2]	San Diego Gas & Electric Co.	5.950%	3/15/2056	575	583
	Sempra	3.800%	2/1/2038	1,488	1,263
	Sempra	6.000%	10/15/2039	994	1,020
	Sempra	4.000%	2/1/2048	1,324	999
	Sierra Pacific Power Co.	5.900%	3/15/2054	665	668
[2]	Southern California Edison Co.	5.950%	2/1/2038	1,515	1,536
	Southern California Edison Co.	6.050%	3/15/2039	1,539	1,564
	Southern California Edison Co.	4.500%	9/1/2040	1,897	1,629
[2]	Southern California Edison Co.	3.900%	3/15/2043	75	58
	Southern California Edison Co.	4.650%	10/1/2043	1,414	1,196
[2]	Southern California Edison Co.	3.600%	2/1/2045	690	495
	Southern California Edison Co.	4.000%	4/1/2047	2,406	1,793
[2]	Southern California Edison Co.	4.125%	3/1/2048	2,205	1,661
[2]	Southern California Edison Co.	4.875%	3/1/2049	1,266	1,059
	Southern California Edison Co.	3.650%	2/1/2050	2,270	1,568
[2]	Southern California Edison Co.	2.950%	2/1/2051	2,980	1,791
	Southern California Edison Co.	3.450%	2/1/2052	1,010	664
[2]	Southern California Edison Co.	5.450%	6/1/2052	475	424
	Southern California Edison Co.	5.700%	3/1/2053	750	692
	Southern California Edison Co.	5.875%	12/1/2053	719	683
	Southern California Edison Co.	5.750%	4/15/2054	835	777
	Southern California Edison Co.	5.900%	3/1/2055	585	558
	Southern California Edison Co.	6.200%	9/15/2055	625	622
	Southern California Gas Co.	5.125%	11/15/2040	1,271	1,230
	Southern California Gas Co.	3.750%	9/15/2042	3	2
[2]	Southern California Gas Co.	3.950%	2/15/2050	903	684
	Southern California Gas Co.	6.350%	11/15/2052	970	1,029
	Southern California Gas Co.	5.750%	6/1/2053	812	794
	Southern California Gas Co.	6.000%	6/15/2055	805	815
	Southern California Gas Co.	5.900%	6/1/2056	650	651
	Southern Co.	4.250%	7/1/2036	2,180	2,011
38

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	4.400%	7/1/2046	1,169	977
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	937	963
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	965	826
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	1,325	1,037
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	950	792
	Southern Power Co.	5.150%	9/15/2041	741	706
	Southern Power Co.	5.250%	7/15/2043	1,161	1,093
	Southwest Gas Corp.	3.800%	9/29/2046	1,120	852
	Southwest Gas Corp.	4.150%	6/1/2049	470	370
	Southwest Gas Corp.	3.180%	8/15/2051	610	406
	Southwestern Electric Power Co.	6.200%	3/15/2040	1,080	1,129
[2]	Southwestern Electric Power Co.	3.900%	4/1/2045	875	672
	Southwestern Electric Power Co.	3.250%	11/1/2051	1,303	854
	Southwestern Electric Power Co.	5.900%	4/1/2056	420	414
	Southwestern Public Service Co.	5.300%	8/15/2036	782	780
	Southwestern Public Service Co.	4.500%	8/15/2041	1,936	1,704
[2]	Southwestern Public Service Co.	4.400%	11/15/2048	635	520
[2]	Southwestern Public Service Co.	3.150%	5/1/2050	981	645
	Southwestern Public Service Co.	6.000%	6/1/2054	965	976
	Southwestern Public Service Co.	5.875%	8/15/2056	724	720
	Spire Inc.	6.450%	6/1/2056	250	252
	Tampa Electric Co.	4.350%	5/15/2044	980	829
	Tampa Electric Co.	4.450%	6/15/2049	1,141	949
	Tampa Electric Co.	3.625%	6/15/2050	908	659
	Tampa Electric Co.	3.450%	3/15/2051	650	457
	Toledo Edison Co.	6.150%	5/15/2037	1,017	1,091
	Tucson Electric Power Co.	4.850%	12/1/2048	890	785
	Tucson Electric Power Co.	5.500%	4/15/2053	510	488
	Tucson Electric Power Co.	5.900%	4/15/2055	1,024	1,034
	Union Electric Co.	8.450%	3/15/2039	646	829
	Union Electric Co.	3.650%	4/15/2045	880	674
	Union Electric Co.	4.000%	4/1/2048	485	382
	Union Electric Co.	3.250%	10/1/2049	2,516	1,711
	Union Electric Co.	2.625%	3/15/2051	2,302	1,372
	Union Electric Co.	3.900%	4/1/2052	835	631
	Union Electric Co.	5.450%	3/15/2053	1,195	1,139
	Union Electric Co.	5.250%	1/15/2054	550	510
	Union Electric Co.	5.125%	3/15/2055	745	679
	Union Electric Co.	5.550%	3/15/2056	786	762
	Union Electric Co.	5.750%	9/15/2056	471	470
[2]	Virginia Electric & Power Co.	6.000%	5/15/2037	983	1,034
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,971	2,124
	Virginia Electric & Power Co.	4.000%	1/15/2043	886	727
[2]	Virginia Electric & Power Co.	4.650%	8/15/2043	499	442
[2]	Virginia Electric & Power Co.	4.200%	5/15/2045	564	464
[2]	Virginia Electric & Power Co.	4.000%	11/15/2046	910	720
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	1,083	827
	Virginia Electric & Power Co.	4.600%	12/1/2048	1,130	957
	Virginia Electric & Power Co.	3.300%	12/1/2049	552	377
	Virginia Electric & Power Co.	2.450%	12/15/2050	1,672	956
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,727	1,082
[2]	Virginia Electric & Power Co.	4.625%	5/15/2052	1,217	1,024
	Virginia Electric & Power Co.	5.450%	4/1/2053	967	919
	Virginia Electric & Power Co.	5.700%	8/15/2053	680	670
	Virginia Electric & Power Co.	5.650%	3/15/2055	1,819	1,776
[2]	Virginia Electric & Power Co.	5.600%	9/15/2055	972	942
	Virginia Electric & Power Co.	5.700%	3/15/2056	1,775	1,746
[2]	Washington Gas Light Co.	3.796%	9/15/2046	945	724
[2]	Washington Gas Light Co.	3.650%	9/15/2049	640	460
	Wisconsin Electric Power Co.	5.700%	12/1/2036	810	847
	Wisconsin Electric Power Co.	4.300%	10/15/2048	837	689
	Wisconsin Power & Light Co.	3.650%	4/1/2050	1,410	1,018
	Wisconsin Power & Light Co.	5.700%	12/15/2055	305	300
	Wisconsin Public Service Corp.	3.671%	12/1/2042	792	626
	Wisconsin Public Service Corp.	4.752%	11/1/2044	879	788
	Wisconsin Public Service Corp.	2.850%	12/1/2051	890	551
	Xcel Energy Inc.	6.500%	7/1/2036	217	234
39

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.500%	12/1/2049	816	573
					499,785
Total Corporate Bonds (Cost $4,034,434)					3,575,485
Sovereign Bonds (2.8%)
	Equinor ASA	3.625%	4/6/2040	1,005	838
	Equinor ASA	4.250%	11/23/2041	1,245	1,090
	Equinor ASA	3.950%	5/15/2043	1,305	1,077
	Equinor ASA	4.800%	11/8/2043	936	863
	Equinor ASA	3.250%	11/18/2049	1,848	1,279
	Equinor ASA	3.700%	4/6/2050	2,088	1,566
	Export-Import Bank of Korea	2.500%	6/29/2041	860	627
[2]	Inter-American Development Bank	3.875%	10/28/2041	1,257	1,116
	Inter-American Development Bank	3.200%	8/7/2042	650	525
	Inter-American Development Bank	4.375%	1/24/2044	749	696
[6]	KFW	0.000%	6/29/2037	3,149	1,915
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,295	1,329
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,902	1,638
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	6,107	5,710
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	4,307	3,906
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	1,790	1,661
	Province of British Columbia	7.250%	9/1/2036	495	589
[2]	Republic of Chile	5.650%	1/13/2037	2,355	2,450
[2]	Republic of Chile	3.100%	5/7/2041	3,567	2,729
[2]	Republic of Chile	4.340%	3/7/2042	3,182	2,814
	Republic of Chile	3.860%	6/21/2047	2,313	1,825
[2]	Republic of Chile	3.500%	1/25/2050	3,505	2,548
[2]	Republic of Chile	4.000%	1/31/2052	915	720
[2]	Republic of Chile	5.330%	1/5/2054	2,210	2,131
[2]	Republic of Chile	3.100%	1/22/2061	2,079	1,304
[2]	Republic of Chile	3.250%	9/21/2071	2,418	1,527
[2]	Republic of Hungary	7.625%	3/29/2041	2,590	3,068
	Republic of Indonesia	4.350%	1/11/2048	3,130	2,572
	Republic of Indonesia	5.350%	2/11/2049	1,097	1,049
	Republic of Indonesia	3.700%	10/30/2049	1,795	1,308
	Republic of Indonesia	3.500%	2/14/2050	1,380	971
	Republic of Indonesia	4.200%	10/15/2050	2,122	1,673
	Republic of Indonesia	3.050%	3/12/2051	3,553	2,271
[2]	Republic of Indonesia	4.300%	3/31/2052	1,514	1,209
[2]	Republic of Indonesia	5.450%	9/20/2052	628	598
[2]	Republic of Indonesia	5.650%	1/11/2053	1,080	1,060
[2]	Republic of Indonesia	5.100%	2/10/2054	1,923	1,773
[2]	Republic of Indonesia	5.150%	9/10/2054	772	709
[2]	Republic of Indonesia	5.475%	2/21/2056	740	719
	Republic of Indonesia	4.450%	4/15/2070	1,303	1,015
	Republic of Indonesia	3.350%	3/12/2071	1,750	1,069
[2]	Republic of Italy	4.000%	10/17/2049	4,018	3,079
[2]	Republic of Italy	3.875%	5/6/2051	5,125	3,804
	Republic of Korea	4.125%	6/10/2044	1,788	1,613
	Republic of Korea	3.875%	9/20/2048	439	371
[2]	Republic of Panama	5.662%	2/23/2038	2,126	2,121
[2]	Republic of Panama	8.000%	3/1/2038	1,827	2,152
[2]	Republic of Panama	4.500%	5/15/2047	1,365	1,128
[2]	Republic of Panama	4.500%	4/16/2050	3,272	2,622
[2]	Republic of Panama	4.300%	4/29/2053	2,221	1,711
[2]	Republic of Panama	6.853%	3/28/2054	2,230	2,399
[2]	Republic of Panama	4.500%	4/1/2056	3,018	2,351
[2]	Republic of Panama	7.875%	3/1/2057	870	1,052
[2]	Republic of Panama	3.870%	7/23/2060	4,095	2,817
[2]	Republic of Panama	4.500%	1/19/2063	2,301	1,766
[2]	Republic of Peru	6.550%	3/14/2037	1,386	1,518
[2]	Republic of Peru	3.300%	3/11/2041	2,233	1,730
	Republic of Peru	5.625%	11/18/2050	3,931	3,831
[2]	Republic of Peru	3.550%	3/10/2051	2,330	1,640
[2]	Republic of Peru	5.875%	8/8/2054	2,556	2,540
[2]	Republic of Peru	6.200%	6/30/2055	2,292	2,366
[2]	Republic of Peru	2.780%	12/1/2060	2,792	1,525
[2]	Republic of Peru	3.600%	1/15/2072	1,380	877
[2]	Republic of Peru	3.230%	7/28/2121	1,354	750
40

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Poland	5.500%	4/4/2053	3,691	3,494
[2]	Republic of Poland	5.500%	3/18/2054	5,059	4,787
[2]	Republic of Poland	6.125%	4/14/2056	4,113	4,178
	Republic of the Philippines	5.000%	1/13/2037	1,877	1,833
	Republic of the Philippines	3.950%	1/20/2040	3,262	2,788
	Republic of the Philippines	3.700%	3/1/2041	3,030	2,471
	Republic of the Philippines	3.700%	2/2/2042	3,223	2,596
	Republic of the Philippines	2.950%	5/5/2045	2,260	1,542
	Republic of the Philippines	2.650%	12/10/2045	2,192	1,407
	Republic of the Philippines	3.200%	7/6/2046	3,380	2,360
	Republic of the Philippines	4.200%	3/29/2047	1,527	1,239
	Republic of the Philippines	5.950%	10/13/2047	1,110	1,134
	Republic of the Philippines	5.500%	1/17/2048	2,123	2,038
	Republic of the Philippines	5.600%	5/14/2049	1,275	1,238
	Republic of the Philippines	5.175%	9/5/2049	1,255	1,154
	Republic of the Philippines	5.900%	2/4/2050	1,787	1,813
	Republic of the Philippines	5.750%	1/27/2051	942	938
[2]	State of Israel	4.500%	1/30/2043	2,601	2,222
[2]	State of Israel	4.125%	1/17/2048	1,285	995
[2]	State of Israel	3.375%	1/15/2050	3,301	2,194
[2]	State of Israel	3.875%	7/3/2050	2,350	1,699
[2]	State of Israel	5.750%	3/12/2054	4,155	3,968
[2]	State of Israel	5.875%	1/13/2056	2,988	2,892
[2]	State of Israel	4.500%	4/3/2120	1,538	1,129
[2]	United Mexican States	6.875%	5/13/2037	6,305	6,621
[2]	United Mexican States	6.250%	8/27/2037	4,810	4,811
[2]	United Mexican States	6.625%	1/29/2038	4,203	4,306
[2]	United Mexican States	6.125%	2/9/2038	7,365	7,231
	United Mexican States	6.050%	1/11/2040	3,669	3,564
[2]	United Mexican States	4.280%	8/14/2041	3,916	3,082
[2]	United Mexican States	4.750%	3/8/2044	5,403	4,351
	United Mexican States	5.550%	1/21/2045	5,119	4,621
	United Mexican States	4.600%	1/23/2046	3,626	2,807
	United Mexican States	4.350%	1/15/2047	2,519	1,857
	United Mexican States	4.600%	2/10/2048	2,832	2,144
[2]	United Mexican States	4.500%	1/31/2050	3,102	2,300
[2]	United Mexican States	5.000%	4/27/2051	3,684	2,907
[2]	United Mexican States	4.400%	2/12/2052	3,078	2,205
[2]	United Mexican States	6.338%	5/4/2053	4,443	4,161
[2]	United Mexican States	6.400%	5/7/2054	3,385	3,189
[2]	United Mexican States	7.375%	5/13/2055	3,157	3,355
[2]	United Mexican States	6.750%	2/9/2056	5,245	5,144
[2]	United Mexican States	3.771%	5/24/2061	5,609	3,371
[2]	United Mexican States	5.750%	10/12/2110	3,622	2,952
Total Sovereign Bonds (Cost $266,269)					238,388
Taxable Municipal Bonds (1.7%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	230	187
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	425	474
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	605	631
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	395	467
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	1,270	1,578
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,035	2,121
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	996	1,130
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	635	711
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	750	496
	Broward County FL Airport System Revenue	3.477%	10/1/2043	745	615
	California GO	7.550%	4/1/2039	4,795	5,691
	California GO	7.300%	10/1/2039	3,005	3,429
	California GO	7.350%	11/1/2039	1,450	1,662
	California GO	7.625%	3/1/2040	1,990	2,350
	California GO	7.600%	11/1/2040	2,660	3,185
	California GO	5.200%	3/1/2043	500	492
	California State Taxable Various Purpose GO	5.125%	3/1/2038	1,200	1,202
	California State University Systemwide Revenue	2.897%	11/1/2051	650	461
	California State University Systemwide Revenue	2.975%	11/1/2051	1,085	751
	California State University Systemwide Revenue	2.719%	11/1/2052	725	479
	California State University Systemwide Revenue	2.939%	11/1/2052	725	492
	California State University Systemwide Revenue	5.183%	11/1/2053	300	288
41

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	650	656
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	650	440
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	1,020	1,040
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	650	705
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	185	161
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	445	386
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	3,003	3,312
	Clark County NV Airport System Revenue	6.820%	7/1/2045	650	716
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	1,000	925
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	750	649
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	670	515
	Dallas County TX Hospital District GO	5.621%	8/15/2044	525	528
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	795	816
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	790	733
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	700	772
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	955	831
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	625	508
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	575	444
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	625	454
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/2050	800	567
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	600	498
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	400	349
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	715	596
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	1,165	958
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	1,706	1,821
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,655	1,776
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	401	442
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	500	416
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	330	277
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	750	580
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	800	628
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	585	534
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	1,450	1,022
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	725	729
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	2,000	1,386
	Houston TX GO	3.961%	3/1/2047	1,135	980
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	400	280
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	900	654
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	10	8
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	690	581
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	800	777
[7]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	418
	Los Angeles CA Community College District GO	6.750%	8/1/2049	1,040	1,126
[8]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	500	433
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	975	1,035
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	675	724
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	525	615
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	1,400	1,336
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	1,750	1,760
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	545	569
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	575	583
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	636	624
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	750	580
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	575	390
	Massachusetts GO	5.456%	12/1/2039	1,485	1,499
	Massachusetts GO	2.900%	9/1/2049	580	398
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	730	753
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	865	891
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	575	607
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	220	242
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	80	74
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	730	858
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	1,605	1,478
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	1,170	967
42

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University Revenue	4.165%	8/15/2122	850	612
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	700	535
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	900	641
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	575	421
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	805	882
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	1,864	2,175
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	3,060	3,492
	New York City NY GO	4.610%	9/1/2037	271	260
	New York City NY GO	5.517%	10/1/2037	775	780
	New York City NY GO	6.271%	12/1/2037	850	900
	New York City NY GO	5.264%	10/1/2044	525	509
	New York City NY GO	5.559%	10/1/2045	264	263
	New York City NY GO	5.094%	10/1/2049	675	625
	New York City NY GO	5.263%	10/1/2052	300	282
	New York City NY GO	5.828%	10/1/2053	1,400	1,418
	New York City NY GO	5.114%	10/1/2054	750	691
	New York City NY GO	5.392%	10/1/2055	280	269
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	530	519
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	600	601
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	530	534
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	385	364
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	985	979
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	590	637
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	1,265	1,285
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	35	35
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	700	714
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	1,360	1,489
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	872	724
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	975	714
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/2045	600	584
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	1,000	943
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	1,140	1,048
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	500	501
	Pennsylvania State University Revenue	2.790%	9/1/2043	750	577
	Pennsylvania State University Revenue	2.840%	9/1/2050	780	525
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	595	595
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	675	708
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	715	750
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	500	477
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	875	858
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	675	560
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	800	580
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	1,720	1,606
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	750	712
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	900	588
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	3,320	2,816
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	1,050	951
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	535	345
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	460	462
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	575	509
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	660	673
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	400	321
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	455	300
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	1,190	1,022
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	550	443
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	650	598
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	945	909
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	350	362
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	750	714
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	520	517
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	590	595
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	910	930
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	515	567
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	600	636
	Texas GO	5.517%	4/1/2039	2,029	2,056
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	2,650	2,671
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	1,525	1,216
	Texas Transportation Commission GO	4.681%	4/1/2040	450	422
[8]	Tucson City AZ COP	2.856%	7/1/2047	625	457
43

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	475	501
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	675	711
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,425	935
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	1,075	914
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,560	978
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	565	355
	University of California Revenue	3.071%	5/15/2051	1,000	691
	University of California Revenue	4.858%	5/15/2112	1,440	1,193
	University of California Revenue	4.767%	5/15/2115	800	650
	University of Michigan Revenue	2.437%	4/1/2040	905	686
	University of Michigan Revenue	2.562%	4/1/2050	500	310
	University of Michigan Revenue	3.504%	4/1/2052	600	439
	University of Michigan Revenue	3.504%	4/1/2052	500	365
	University of Michigan Revenue	4.454%	4/1/2122	2,075	1,629
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	775	558
[7]	University of Oregon Revenue	3.424%	3/1/2060	650	450
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	675	411
	University of Texas Financing System Revenue	4.794%	8/15/2046	1,075	1,024
	University of Texas Financing System Revenue	3.354%	8/15/2047	800	600
	University of Texas Financing System Revenue	2.439%	8/15/2049	600	369
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	690	521
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	1,000	745
	University of Virginia Revenue	2.256%	9/1/2050	1,675	961
	University of Virginia Revenue	4.179%	9/1/2117	875	646
Total Taxable Municipal Bonds (Cost $164,967)					149,664
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[9]	Vanguard Market Liquidity Fund (Cost $12,244)	3.682%		122,456	12,244
Total Investments (98.6%) (Cost $9,856,280)					8,555,564
Other Assets and Liabilities—Net (1.4%)					117,373
Net Assets (100%)					8,672,937

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Securities with a value of $418 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $39,114, representing 0.5% of net assets.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
44

Long-Term Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	37,000	(1.000)	(821)	(11)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,844,036)	8,543,320
Affiliated Issuers (Cost $12,244)	12,244
Total Investments in Securities	8,555,564
Investment in Vanguard	183
Cash	66
Cash Collateral Received for ETF Capital Activity	7,244
Receivables for Investment Securities Sold	86,347
Receivables for Accrued Income	102,864
Receivables for Capital Shares Issued	469
Other Assets	9
Total Assets	8,752,746
Liabilities
Payables for Investment Securities Purchased	70,232
Collateral for ETF Capital Activity	7,244
Payables for Capital Shares Redeemed	1,183
Payables for Distributions	1,012
Payables to Vanguard	127
Variation Margin Payable—Centrally Cleared Swap Contracts	11
Total Liabilities	79,809
Net Assets	8,672,937
At June 30, 2026, net assets consisted of:

Paid-in Capital	11,542,110
Total Distributable Earnings (Loss)	(2,869,173)
Net Assets	8,672,937

ETF Shares—Net Assets
Applicable to 86,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,966,650
Net Asset Value Per Share—ETF Shares	$68.90

Admiral™ Shares—Net Assets
Applicable to 156,124,970 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,627,520
Net Asset Value Per Share—Admiral Shares	$10.42

Institutional Shares—Net Assets
Applicable to 87,167,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	908,488
Net Asset Value Per Share—Institutional Shares	$10.42

Institutional Plus Shares—Net Assets
Applicable to 16,337,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	170,279
Net Asset Value Per Share—Institutional Plus Shares	$10.42
See accompanying Notes, which are an integral part of the Financial Statements.
46

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	205,627
Total Income	205,627
Expenses
The Vanguard Group—Note C
Investment Advisory Services	159
Management and Administrative—ETF Shares	477
Management and Administrative—Admiral Shares	403
Management and Administrative—Institutional Shares	100
Management and Administrative—Institutional Plus Shares	14
Marketing and Distribution—ETF Shares	139
Marketing and Distribution—Admiral Shares	34
Marketing and Distribution—Institutional Shares	15
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	16
Shareholders’ Reports—ETF Shares	133
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	12
Total Expenses	1,530
Net Investment Income	204,097
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(127,686)
Futures Contracts	27
Swap Contracts	47
Realized Net Gain (Loss)	(127,612)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,937
Swap Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	5,926
Net Increase (Decrease) in Net Assets Resulting from Operations	82,411

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $535, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes ($12,848) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	204,097	393,982
Realized Net Gain (Loss)	(127,612)	(369,594)
Change in Unrealized Appreciation (Depreciation)	5,926	500,705
Net Increase (Decrease) in Net Assets Resulting from Operations	82,411	525,093
Distributions
ETF Shares	(116,980)	(267,296)
Admiral Shares	(39,035)	(79,935)
Institutional Shares	(20,283)	(37,950)
Institutional Plus Shares	(4,068)	(8,471)
Total Distributions	(180,366)	(393,652)
Capital Share Transactions
ETF Shares	141,555	378,655
Admiral Shares	(20,144)	(85,003)
Institutional Shares	114,732	(152,842)
Institutional Plus Shares	(168)	(26,352)
Net Increase (Decrease) from Capital Share Transactions	235,975	114,458
Total Increase (Decrease)	138,020	245,899
Net Assets
Beginning of Period	8,534,917	8,289,018
End of Period	8,672,937	8,534,917
See accompanying Notes, which are an integral part of the Financial Statements.
48

Long-Term Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.57	$68.42	$74.61	$72.35	$103.14	$109.58
Investment Operations
Net Investment Income[1]	1.639	3.251	3.180	3.075	2.916	2.966
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.941 )	1.145	(6.165)	2.216	(30.687)	(5.939)
Total from Investment Operations	.698	4.396	(2.985)	5.291	(27.771)	(2.973)
Distributions
Dividends from Net Investment Income	(1.368)	(3.246)	(3.205)	(3.031)	(2.915)	(2.955)
Distributions from Realized Capital Gains	—	—	—	—	(.104 )	(.512 )
Total Distributions	(1.368)	(3.246)	(3.205)	(3.031)	(3.019)	(3.467)
Net Asset Value, End of Period	$68.90	$69.57	$68.42	$74.61	$72.35	$103.14
Total Return	1.02%	6.53%	-4.09%	7.53%	-27.20%	-2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,967	$5,885	$5,419	$6,237	$4,218	$6,271
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.78%	4.69%	4.44%	4.25%	3.54%	2.88%
Portfolio Turnover Rate[4]	13%	24%	26%	25%	25%	30%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.57	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.247	.491	.480	.463	.439	.446
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.179	(.941 )	.339	(4.664)	(.902 )
Total from Investment Operations	.097	.670	(.461 )	.802	(4.225)	(.456 )
Distributions
Dividends from Net Investment Income	(.247 )	(.490 )	(.479 )	(.462 )	(.439 )	(.446 )
Distributions from Realized Capital Gains	—	—	—	—	(.016 )	(.078 )
Total Distributions	(.247 )	(.490 )	(.479 )	(.462 )	(.455 )	(.524 )
Net Asset Value, End of Period	$10.42	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	0.93%	6.56%	-4.16%	7.52%	-27.22%	-2.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,628	$1,671	$1,728	$1,949	$1,884	$2,831
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.76%	4.67%	4.41%	4.21%	3.52%	2.86%
Portfolio Turnover Rate[4]	13%	24%	26%	25%	25%	30%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2
Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Long-Term Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.57	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.249	.493	.482	.465	.442	.449
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.180	(.940 )	.340	(4.665)	(.902 )
Total from Investment Operations	.099	.673	(.458 )	.805	(4.223)	(.453 )
Distributions
Dividends from Net Investment Income	(.249 )	(.493 )	(.482 )	(.465 )	(.441 )	(.449 )
Distributions from Realized Capital Gains	—	—	—	—	(.016 )	(.078 )
Total Distributions	(.249 )	(.493 )	(.482 )	(.465 )	(.457 )	(.527 )
Net Asset Value, End of Period	$10.42	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	0.95%	6.58%	-4.13%	7.54%	-27.20%	-2.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$908	$806	$946	$922	$963	$1,501
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.79%	4.69%	4.44%	4.24%	3.53%	2.88%
Portfolio Turnover Rate[4]	13%	24%	26%	25%	25%	30%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Long-Term Bond Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.57	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.249	.494	.483	.467	.442	.452
Net Realized and Unrealized Gain (Loss) on Investments	(.150 )	.180	(.940 )	.339	(4.664)	(.903 )
Total from Investment Operations	.099	.674	(.457 )	.806	(4.222)	(.451 )
Distributions
Dividends from Net Investment Income	(.249 )	(.494 )	(.483 )	(.466 )	(.442 )	(.451 )
Distributions from Realized Capital Gains	—	—	—	—	(.016 )	(.078 )
Total Distributions	(.249 )	(.494 )	(.483 )	(.466 )	(.458 )	(.529 )
Net Asset Value, End of Period	$10.42	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	0.95%	6.59%	-4.12%	7.55%	-27.20%	-2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$173	$196	$377	$357	$1,052
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.04%	0.04%	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.80%	4.70%	4.44%	4.25%	3.50%	2.90%
Portfolio Turnover Rate[4]	13%	24%	26%	25%	25%	30%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2026.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as
53

Long-Term Bond Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold.
Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
54

Long-Term Bond Index Fund
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $183,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,579,783	—	4,579,783
Corporate Bonds	—	3,575,485	—	3,575,485
Sovereign Bonds	—	238,388	—	238,388
Taxable Municipal Bonds	—	149,664	—	149,664
Temporary Cash Investments	12,244	—	—	12,244
Total	12,244	8,543,320	—	8,555,564

Derivative Financial Instruments
Liabilities
Swap Contracts[1]	—	(11)	—	(11)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(11)	(11)
Total Liabilities	(11)	(11)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	34	(7)	27
Swap Contracts	—	47	47
Realized Net Gain (Loss) on Derivatives	34	40	74

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	(11)	(11)
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	(11)	(11)
55

Long-Term Bond Index Fund
F. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,898,751
Gross Unrealized Appreciation	24,108
Gross Unrealized Depreciation	(1,367,306)
Net Unrealized Appreciation (Depreciation)	(1,343,198)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $1,430,790,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G. During the six months ended June 30, 2026, the fund purchased $392,703,000 of investment securities and sold $396,941,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $836,498,000 and $728,393,000, respectively. In addition, the fund purchased and sold investment securities of $738,382,000 and $613,167,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	777,475	11,200	2,257,368	32,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(635,920)	(9,200)	(1,878,713)	(27,300)
Net Increase (Decrease)—ETF Shares	141,555	2,000	378,655	5,400
Admiral Shares
Issued[1]	85,804	8,122	163,417	15,493
Issued in Lieu of Cash Distributions	33,588	3,206	68,675	6,501
Redeemed	(139,536)	(13,324)	(317,095)	(30,136)
Net Increase (Decrease)—Admiral Shares	(20,144)	(1,996)	(85,003)	(8,142)
Institutional Shares
Issued[1]	160,212	15,223	91,411	8,636
Issued in Lieu of Cash Distributions	19,364	1,850	35,539	3,365
Redeemed	(64,844)	(6,188)	(279,792)	(26,722)
Net Increase (Decrease)—Institutional Shares	114,732	10,885	(152,842)	(14,721)
Institutional Plus Shares
Issued[1]	—	—	116	11
Issued in Lieu of Cash Distributions	4,068	388	8,341	789
Redeemed	(4,236)	(399)	(34,809)	(3,316)
Net Increase (Decrease)—Institutional Plus Shares	(168)	(11)	(26,352)	(2,516)

1	Includes purchase fees for fiscal 2026 and 2025 of $1,237 and $1,171, respectively (fund totals).
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
56

Long-Term Bond Index Fund
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5222 082026
57

Financial Statements
For the six-months ended June 30, 2026
Vanguard Inflation-Protected Securities Fund

Contents
Financial Statements	1

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	743,514	731,351
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	826,052	822,220
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	746,066	727,211
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	307,942	305,912
[1]	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	815,727	802,855
[2]	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	316,121	324,175
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	1,363,912	1,334,086
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	839,744	849,072
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	552,203	537,362
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	290,237	293,971
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	827,505	830,225
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	362,997	381,283
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	653,341	623,378
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	906,958	901,147
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	746,119	700,876
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	910,367	899,672
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	79,062	73,888
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	986,358	958,231
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	871,431	805,211
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	930,128	901,572
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	1,166,098	1,071,244
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	936,816	848,608
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	133,224	143,543
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	969,770	899,334
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	960,301	909,087
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	943,996	906,484
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	985,403	963,969
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	1,034,720	1,020,902
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	1,081,953	1,081,077
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	1,124,339	1,100,842
	United States Treasury Inflation Indexed Bonds	1.875%	1/15/2036	1,116,199	1,085,680
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	168,074	162,447
[1]	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	251,078	240,455
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	393,696	301,217
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	318,521	232,921
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	436,699	357,187
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	471,503	335,525
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	245,883	180,862
[1]	United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	302,592	213,269
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	219,274	156,320
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	199,320	140,241
[3]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	310,366	175,079
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	305,072	161,769
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	366,421	190,207
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	332,222	252,819
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	337,837	295,810
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	330,433	304,769
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2056	170,337	157,426
	United States Treasury Note/Bond	4.125%	2/29/2032	9,413	9,359
	United States Treasury Note/Bond	4.125%	11/15/2032	21,587	21,398
	United States Treasury Note/Bond	3.500%	2/15/2033	21,154	20,186
	United States Treasury Note/Bond	3.375%	5/15/2033	21,138	19,967
	United States Treasury Note/Bond	3.875%	8/15/2033	23,519	22,872
	United States Treasury Note/Bond	4.500%	11/15/2033	14,844	14,995
	United States Treasury Note/Bond	4.000%	2/15/2034	25,532	24,955
	United States Treasury Note/Bond	4.375%	5/15/2034	25,647	25,663
	United States Treasury Note/Bond	3.875%	8/15/2034	25,640	24,765
	United States Treasury Note/Bond	4.250%	11/15/2034	26,000	25,745
[1]	United States Treasury Note/Bond	4.625%	2/15/2035	25,629	26,042
	United States Treasury Note/Bond	4.250%	5/15/2035	25,670	25,370
1

Inflation-Protected Securities Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond		4.250%	8/15/2035	12,000	11,848
	United States Treasury Note/Bond		4.375%	5/15/2036	15,000	14,921
Total U.S. Government and Agency Obligations (Cost $28,927,445)						27,980,877
					Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4]	Vanguard Market Liquidity Fund (Cost $137,028)		3.682%		1,370,419	137,029
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	237	$109.00	25,833	255
Put Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	237	109.00	25,833	45
	Long U.S. Treasury Bond Futures Contracts	7/24/2026	104	110.00	11,440	11
						56
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	157,490	1,118
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	149,500	3,608
						4,726
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	147,250	1,764
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	148,540	1,661
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	156,870	1,752
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	157,490	1,130
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	57,660	899
						7,206
Total Options Purchased (Cost $11,672)						12,243
Total Investments (99.7%) (Cost $29,076,145)						28,130,149
Other Assets and Liabilities—Net (0.3%)						72,119
Net Assets (100%)						28,202,268

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Securities with a value of $1,908 have been segregated as collateral for open over-the-counter swaptions.
2	Securities with a value of $25,244 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $18,706 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.
2

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	267,730	(443)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	125,700	(5,503)
					(5,946)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	294,500	(2,308)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	297,080	(2,297)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	156,870	(1,355)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	156,870	(1,034)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	267,730	(502)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	57,660	(3,483)
					(10,979)
Total Options Written (Premiums Received $14,585)					(16,925)

BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2026	9,090	973,056	(308)
10-Year U.S. Treasury Note	September 2026	1,486	163,297	386
Ultra 10-Year U.S. Treasury Note	September 2026	2,526	284,096	1,072
				1,150

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(1,201)	(136,313)	(756)
Ultra Long U.S. Treasury Bond	September 2026	(65)	(7,550)	(104)
				(860)
				290

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/10/2029	N/A	16,505	3.680 [2]	(4.005)[3]	(28)	(28)
6/10/2029	N/A	16,505	3.680 [2]	(3.988)[3]	(20)	(20)
6/10/2029	N/A	16,505	3.680 [2]	(4.000)[3]	(26)	(26)
6/12/2029	N/A	33,010	3.680 [2]	(3.975)[3]	(28)	(28)
11/30/2030	10/5/2026 [4]	785,000	0.000 [2]	(3.896)[3]	591	495
11/30/2030	10/5/2026 [4]	75,200	0.000 [2]	(3.895)[3]	60	60
6/29/2031	6/29/2029 [4]	276,080	3.795 [3]	(0.000)[2]	(260)	(260)
3

Inflation-Protected Securities Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/2/2032	7/2/2030 [4]	8,622	3.899 [3]	(0.000)[2]	—	—
7/2/2034	7/2/2032 [4]	18,570	0.000 [2]	(4.081)[3]	—	—
2/15/2036	9/30/2026 [4]	203,000	0.000 [2]	(4.073)[3]	(923)	(892)
4/10/2036	N/A	90,000	2.436 [5]	(0.000)[6]	(332)	(332)
4/10/2036	N/A	50,000	2.441 [5]	(0.000)[6]	(164)	(164)
4/10/2036	N/A	20,000	2.442 [5]	(0.000)[6]	(65)	(65)
4/10/2036	N/A	10,000	2.445 [5]	(0.000)[6]	(30)	(30)
4/16/2036	N/A	120,000	2.499 [5]	(0.000)[6]	204	204
4/27/2036	N/A	100,000	2.533 [5]	(0.000)[6]	473	473
4/27/2036	N/A	20,000	2.516 [5]	(0.000)[6]	65	65
6/30/2036	6/30/2031 [4]	251,500	0.000 [2]	(4.091)[3]	613	613
7/2/2036	7/2/2026 [4]	161,386	0.000 [6]	(2.381)[5]	—	—
7/2/2036	7/2/2026 [4]	6,614	0.000 [6]	(2.370)[5]	—	—
7/3/2036	7/3/2034 [4]	10,029	4.272 [3]	(0.000)[2]	—	—
10/18/2040	10/18/2030 [4]	59,800	0.000 [2]	(4.100)[3]	763	763
1/22/2041	1/22/2031 [4]	10,550	4.517 [3]	(0.000)[2]	152	152
5/27/2041	5/27/2031 [4]	9,120	4.588 [3]	(0.000)[2]	157	157
11/15/2043	9/30/2026 [4]	46,800	4.178 [3]	(0.000)[2]	(229)	(229)
11/15/2043	9/30/2026 [4]	24,450	4.270 [3]	(0.000)[2]	153	153
11/15/2043	9/30/2026 [4]	24,450	4.272 [3]	(0.000)[2]	159	159
11/15/2043	9/30/2026 [4]	24,100	4.333 [3]	(0.000)[2]	336	336
11/15/2043	9/30/2026 [4]	23,500	4.319 [3]	(0.000)[2]	288	288
10/18/2045	10/18/2035 [4]	66,300	4.358 [3]	(0.000)[2]	(730)	(730)
1/22/2046	1/22/2036 [4]	12,980	0.000 [2]	(4.781)[3]	(156)	(156)
6/25/2046	6/25/2036 [4]	84,690	4.470 [3]	(0.000)[2]	(437)	(437)
4/10/2056	N/A	44,437	0.000 [6]	(2.347)[5]	(79)	(79)
4/10/2056	N/A	24,688	0.000 [6]	(2.351)[5]	(61)	(61)
4/10/2056	N/A	9,875	0.000 [6]	(2.353)[5]	(27)	(27)
4/10/2056	N/A	4,930	0.000 [6]	(2.352)[5]	(13)	(13)
4/16/2056	N/A	59,550	0.000 [6]	(2.389)[5]	(537)	(537)
4/27/2056	N/A	49,500	0.000 [6]	(2.412)[5]	(647)	(647)
4/27/2056	N/A	9,900	0.000 [6]	(2.400)[5]	(108)	(108)
7/20/2056	7/20/2026 [4]	5,300	0.000 [2]	(4.235)[3]	(39)	(39)
					(925)	(990)

1Notional amount denominated in U.S. dollar.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3Interest payment received/(paid) annually.
4Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5Interest payment received/(paid) at maturity.
6Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,939,117)	27,993,120
Affiliated Issuers (Cost $137,028)	137,029
Total Investments in Securities	28,130,149
Investment in Vanguard	606
Cash	1,527
Receivables for Investment Securities Sold	407,528
Receivables for Accrued Income	135,560
Receivables for Capital Shares Issued	36,359
Variation Margin Receivable—Centrally Cleared Swap Contracts	110
Other Assets	117
Total Assets	28,711,956
Liabilities
Payables for Investment Securities Purchased	467,831
Payables for Capital Shares Redeemed	21,582
Payables to Vanguard	1,085
Options Written, at Value (Premiums Received $14,585)	16,925
Variation Margin Payable—Futures Contracts	2,265
Total Liabilities	509,688
Net Assets	28,202,268
At June 30, 2026, net assets consisted of:

Paid-in Capital	31,985,529
Total Distributable Earnings (Loss)	(3,783,261)
Net Assets	28,202,268

Investor Shares—Net Assets
Applicable to 162,789,954 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,926,280
Net Asset Value Per Share—Investor Shares	$11.83

Admiral™ Shares—Net Assets
Applicable to 592,288,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,760,841
Net Asset Value Per Share—Admiral Shares	$23.23

Institutional Shares—Net Assets
Applicable to 1,322,281,181 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,515,147
Net Asset Value Per Share—Institutional Shares	$9.46
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	893,437
Total Income	893,437
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,466
Management and Administrative—Investor Shares	1,774
Management and Administrative—Admiral Shares	5,624
Management and Administrative—Institutional Shares	3,295
Marketing and Distribution—Investor Shares	60
Marketing and Distribution—Admiral Shares	346
Marketing and Distribution—Institutional Shares	213
Custodian Fees	9
Shareholders’ Reports—Investor Shares	30
Shareholders’ Reports—Admiral Shares	99
Shareholders’ Reports—Institutional Shares	103
Trustees’ Fees and Expenses	7
Other Expenses	5
Total Expenses	13,031
Net Investment Income	880,406
Realized Net Gain (Loss)
Investment Securities Sold[1]	(177,918)
Futures Contracts	(44,296)
Options Purchased	(6,274)
Options Written	2,488
Swap Contracts	60,510
Realized Net Gain (Loss)	(165,490)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(374,404)
Futures Contracts	5,564
Options Purchased	2,565
Options Written	(4,449)
Swap Contracts	(8,163)
Change in Unrealized Appreciation (Depreciation)	(378,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	336,029

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,998, ($31), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	880,406	1,278,917
Realized Net Gain (Loss)	(165,490)	(364,868)
Change in Unrealized Appreciation (Depreciation)	(378,887)	879,903
Net Increase (Decrease) in Net Assets Resulting from Operations	336,029	1,793,952
Distributions
Investor Shares	(1,083)	(94,521)
Admiral Shares	(11,389)	(634,614)
Institutional Shares	(11,207)	(547,985)
Total Distributions	(23,679)	(1,277,120)
Capital Share Transactions
Investor Shares	(117,305)	(206,010)
Admiral Shares	(14,504)	245,319
Institutional Shares	435,393	1,206,308
Net Increase (Decrease) from Capital Share Transactions	303,584	1,245,617
Total Increase (Decrease)	615,934	1,762,449
Net Assets
Beginning of Period	27,586,334	25,823,885
End of Period	28,202,268	27,586,334
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.70	$11.47	$11.73	$11.80	$14.49	$14.43
Investment Operations
Net Investment Income[1]	.357	.545	.453	.468	.965	.766
Net Realized and Unrealized Gain (Loss) on Investments	(.221 )	.228	(.246 )	(.045 )	(2.672)	.023
Total from Investment Operations	.136	.773	.207	.423	(1.707)	.789
Distributions
Dividends from Net Investment Income	(.006 )	(.543 )	(.467 )	(.493 )	(.983 )	(.728 )
Distributions from Realized Capital Gains	—	—	—	—	—	(.001 )
Total Distributions	(.006 )	(.543 )	(.467 )	(.493 )	(.983 )	(.729 )
Net Asset Value, End of Period	$11.83	$11.70	$11.47	$11.73	$11.80	$14.49
Total Return[2]	1.17%	6.77%	1.75%	3.65%	-11.95%	5.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,926	$2,021	$2,181	$2,614	$3,082	$4,024
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	6.10%	4.60%	3.85%	3.95%	7.33%	5.26%
Portfolio Turnover Rate	27%	60%	75%	34%	28%	24%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.97	$22.52	$23.03	$23.16	$28.44	$28.32
Investment Operations
Net Investment Income[1]	.726	1.093	.912	.947	1.929	1.534
Net Realized and Unrealized Gain (Loss) on Investments	(.447 )	.446	(.483 )	(.085 )	(5.252)	.045
Total from Investment Operations	.279	1.539	.429	.862	(3.323)	1.579
Distributions
Dividends from Net Investment Income	(.019 )	(1.089)	(.939 )	(.992 )	(1.957)	(1.458)
Distributions from Realized Capital Gains	—	—	—	—	—	(.001 )
Total Distributions	(.019 )	(1.089)	(.939 )	(.992 )	(1.957)	(1.459)
Net Asset Value, End of Period	$23.23	$22.97	$22.52	$23.03	$23.16	$28.44
Total Return[2]	1.22%	6.87%	1.86%	3.79%	-11.85%	5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,761	$13,623	$13,109	$14,535	$16,985	$22,745
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	6.32%	4.70%	3.95%	4.07%	7.46%	5.37%
Portfolio Turnover Rate	27%	60%	75%	34%	28%	24%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$9.17	$9.38	$9.43	$11.59	$11.54
Investment Operations
Net Investment Income[1]	.300	.449	.377	.390	.781	.626
Net Realized and Unrealized Gain (Loss) on Investments	(.191 )	.187	(.201 )	(.033 )	(2.141)	.021
Total from Investment Operations	.109	.636	.176	.357	(1.360)	.647
Distributions
Dividends from Net Investment Income	(.009 )	(.446 )	(.386 )	(.407 )	(.800 )	(.597 )
Distributions from Realized Capital Gains	—	—	—	—	—	(.000 )[2]
Total Distributions	(.009 )	(.446 )	(.386 )	(.407 )	(.800 )	(.597 )
Net Asset Value, End of Period	$9.46	$9.36	$9.17	$9.38	$9.43	$11.59
Total Return	1.16%	6.98%	1.86%	3.85%	-11.90%	5.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,515	$11,942	$10,534	$11,485	$12,033	$14,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	6.41%	4.74%	4.00%	4.12%	7.42%	5.37%
Portfolio Turnover Rate	27%	60%	75%	34%	28%	24%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended ended June 30, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange,
11

Inflation-Protected Securities Fund
monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented 8% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amount of investments in interest rate swaps represented 11% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and
12

Inflation-Protected Securities Fund
investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $606,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,980,877	—	27,980,877
Temporary Cash Investments	137,029	—	—	137,029
Options Purchased	311	11,932	—	12,243
Total	137,340	27,992,809	—	28,130,149

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,458	—	—	1,458
Swap Contracts[1]	—	3,918	—	3,918
Total	1,458	3,918	—	5,376
Liabilities
Options Written	—	(16,925)	—	(16,925)
Futures Contracts[1]	(1,168)	—	—	(1,168)
Swap Contracts[1]	—	(4,908)	—	(4,908)
Total	(1,168)	(21,833)	—	(23,001)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

13

Inflation-Protected Securities Fund
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,187,117
Gross Unrealized Appreciation	44,864
Gross Unrealized Depreciation	(1,119,457)
Net Unrealized Appreciation (Depreciation)	(1,074,593)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $3,389,345,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $7,815,594,000 of investment securities and sold $7,428,261,000 of investment securities, other than temporary cash investments.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	134,716	11,423	287,345	24,247
Issued in Lieu of Cash Distributions	1,002	86	87,932	7,449
Redeemed	(253,023)	(21,429)	(581,287)	(49,105)
Net Increase (Decrease)—Investor Shares	(117,305)	(9,920)	(206,010)	(17,409)
Admiral Shares
Issued	1,446,743	62,438	2,914,243	125,424
Issued in Lieu of Cash Distributions	10,113	439	563,630	24,331
Redeemed	(1,471,360)	(63,537)	(3,232,554)	(139,052)
Net Increase (Decrease)—Admiral Shares	(14,504)	(660)	245,319	10,703
Institutional Shares
Issued	1,346,125	142,642	2,901,491	305,953
Issued in Lieu of Cash Distributions	10,932	1,165	537,327	56,950
Redeemed	(921,664)	(97,618)	(2,232,510)	(235,351)
Net Increase (Decrease)—Institutional Shares	435,393	46,189	1,206,308	127,552
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
14

Inflation-Protected Securities Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1192 082026
15

Financial Statements
For the six-months ended June 30, 2026
Vanguard Total Bond Market Index Fund

Contents
Financial Statements	1

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.9%)
U.S. Government Securities (48.2%)
United States Treasury Note/Bond	4.375%	7/15/2027	639,403	641,026
United States Treasury Note/Bond	0.375%	7/31/2027	725,376	696,729
United States Treasury Note/Bond	2.750%	7/31/2027	854,820	842,332
United States Treasury Note/Bond	3.875%	7/31/2027	882,807	880,324
United States Treasury Note/Bond	2.250%	8/15/2027	617,996	605,274
United States Treasury Note/Bond	3.750%	8/15/2027	680,461	677,564
United States Treasury Note/Bond	6.375%	8/15/2027	18,910	19,341
United States Treasury Note/Bond	0.500%	8/31/2027	624,640	599,044
United States Treasury Note/Bond	3.125%	8/31/2027	690,731	682,825
United States Treasury Note/Bond	3.625%	8/31/2027	839,991	835,135
United States Treasury Note/Bond	3.375%	9/15/2027	774,933	767,971
United States Treasury Note/Bond	0.375%	9/30/2027	864,944	825,683
United States Treasury Note/Bond	3.500%	9/30/2027	840,632	834,065
United States Treasury Note/Bond	4.125%	9/30/2027	581,349	581,167
United States Treasury Note/Bond	3.875%	10/15/2027	796,473	793,611
United States Treasury Note/Bond	0.500%	10/31/2027	691,104	658,681
United States Treasury Note/Bond	3.500%	10/31/2027	609,336	604,100
United States Treasury Note/Bond	4.125%	10/31/2027	568,258	567,969
United States Treasury Note/Bond	2.250%	11/15/2027	793,824	773,761
United States Treasury Note/Bond	4.125%	11/15/2027	851,490	851,024
United States Treasury Note/Bond	0.625%	11/30/2027	798,588	760,187
United States Treasury Note/Bond	3.375%	11/30/2027	1,647,605	1,629,906
United States Treasury Note/Bond	3.875%	11/30/2027	911,544	908,055
United States Treasury Note/Bond	4.000%	12/15/2027	548,133	546,891
United States Treasury Note/Bond	0.625%	12/31/2027	748,065	709,960
United States Treasury Note/Bond	3.375%	12/31/2027	366,834	362,635
United States Treasury Note/Bond	3.875%	12/31/2027	544,797	542,520
United States Treasury Note/Bond	4.250%	1/15/2028	728,052	728,848
United States Treasury Note/Bond	0.750%	1/31/2028	921,507	873,668
United States Treasury Note/Bond	3.500%	1/31/2028	1,892,593	1,873,371
United States Treasury Note/Bond	2.750%	2/15/2028	851,156	832,371
United States Treasury Note/Bond	4.250%	2/15/2028	696,142	696,930
United States Treasury Note/Bond	1.125%	2/29/2028	1,057,053	1,005,811
United States Treasury Note/Bond	3.375%	2/29/2028	408,472	403,382
United States Treasury Note/Bond	4.000%	2/29/2028	642,189	640,508
United States Treasury Note/Bond	3.875%	3/15/2028	912,397	908,120
United States Treasury Note/Bond	1.250%	3/31/2028	710,185	675,536
United States Treasury Note/Bond	3.625%	3/31/2028	676,449	670,240
United States Treasury Note/Bond	3.875%	3/31/2028	671,426	668,174
United States Treasury Note/Bond	3.750%	4/15/2028	568,461	564,397
United States Treasury Note/Bond	1.250%	4/30/2028	1,119,092	1,062,088
United States Treasury Note/Bond	3.500%	4/30/2028	499,771	493,895
United States Treasury Note/Bond	3.750%	4/30/2028	824,365	818,408
United States Treasury Note/Bond	2.875%	5/15/2028	884,766	864,375
United States Treasury Note/Bond	3.750%	5/15/2028	999,779	992,398
United States Treasury Note/Bond	1.250%	5/31/2028	876,205	829,588
United States Treasury Note/Bond	3.625%	5/31/2028	681,095	674,390
United States Treasury Note/Bond	4.000%	5/31/2028	1,298,141	1,294,389
United States Treasury Note/Bond	3.875%	6/15/2028	725,652	721,769
United States Treasury Note/Bond	1.250%	6/30/2028	702,220	663,323
United States Treasury Note/Bond	4.000%	6/30/2028	488,621	487,113
United States Treasury Note/Bond	4.125%	6/30/2028	567,569	567,281
United States Treasury Note/Bond	3.875%	7/15/2028	759,046	754,717
United States Treasury Note/Bond	1.000%	7/31/2028	892,981	837,239
United States Treasury Note/Bond	4.125%	7/31/2028	569,721	569,298
United States Treasury Note/Bond	2.875%	8/15/2028	839,464	817,559
United States Treasury Note/Bond	3.625%	8/15/2028	856,081	846,718
United States Treasury Note/Bond	1.125%	8/31/2028	845,919	793,049
United States Treasury Note/Bond	4.375%	8/31/2028	630,788	633,449
United States Treasury Note/Bond	3.375%	9/15/2028	489,583	481,436

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.250%	9/30/2028	812,505	762,073
United States Treasury Note/Bond	4.625%	9/30/2028	647,724	653,948
United States Treasury Note/Bond	3.500%	10/15/2028	868,607	855,951
United States Treasury Note/Bond	1.375%	10/31/2028	797,765	748,621
United States Treasury Note/Bond	4.875%	10/31/2028	681,557	692,073
United States Treasury Note/Bond	3.125%	11/15/2028	823,015	803,790
United States Treasury Note/Bond	3.500%	11/15/2028	755,136	743,779
United States Treasury Note/Bond	5.250%	11/15/2028	196,485	200,860
United States Treasury Note/Bond	1.500%	11/30/2028	784,815	737,113
United States Treasury Note/Bond	4.375%	11/30/2028	792,555	796,177
United States Treasury Note/Bond	3.500%	12/15/2028	857,948	844,710
United States Treasury Note/Bond	1.375%	12/31/2028	695,351	649,664
United States Treasury Note/Bond	3.750%	12/31/2028	772,943	765,274
United States Treasury Note/Bond	1.750%	1/31/2029	723,041	680,478
United States Treasury Note/Bond	4.000%	1/31/2029	688,907	686,001
United States Treasury Note/Bond	2.625%	2/15/2029	833,687	802,000
United States Treasury Note/Bond	3.500%	2/15/2029	565,804	556,521
United States Treasury Note/Bond	5.250%	2/15/2029	34,553	35,480
United States Treasury Note/Bond	1.875%	2/28/2029	703,295	663,020
United States Treasury Note/Bond	4.250%	2/28/2029	866,768	868,562
United States Treasury Note/Bond	3.500%	3/15/2029	1,017,919	1,000,861
United States Treasury Note/Bond	2.375%	3/31/2029	682,850	651,402
United States Treasury Note/Bond	4.125%	3/31/2029	922,996	921,987
United States Treasury Note/Bond	3.875%	4/15/2029	741,299	735,797
United States Treasury Note/Bond	2.875%	4/30/2029	906,155	875,183
United States Treasury Note/Bond	4.625%	4/30/2029	936,170	947,397
United States Treasury Note/Bond	2.375%	5/15/2029	661,288	629,670
United States Treasury Note/Bond	3.875%	5/15/2029	764,207	758,416
United States Treasury Note/Bond	2.750%	5/31/2029	560,295	538,781
United States Treasury Note/Bond	4.500%	5/31/2029	919,875	928,247
United States Treasury Note/Bond	4.125%	6/15/2029	162,014	161,881
United States Treasury Note/Bond	3.250%	6/30/2029	637,799	621,455
United States Treasury Note/Bond	4.250%	6/30/2029	928,749	930,926
United States Treasury Note/Bond	2.625%	7/31/2029	611,193	584,239
United States Treasury Note/Bond	4.000%	7/31/2029	741,427	737,952
United States Treasury Note/Bond	1.625%	8/15/2029	568,018	526,504
United States Treasury Note/Bond	6.125%	8/15/2029	59,481	62,739
United States Treasury Note/Bond	3.125%	8/31/2029	435,425	421,988
United States Treasury Note/Bond	3.625%	8/31/2029	940,594	925,640
United States Treasury Note/Bond	3.500%	9/30/2029	944,578	925,502
United States Treasury Note/Bond	3.875%	9/30/2029	485,001	480,662
United States Treasury Note/Bond	4.000%	10/31/2029	440,760	438,367
United States Treasury Note/Bond	4.125%	10/31/2029	857,425	856,052
United States Treasury Note/Bond	1.750%	11/15/2029	437,395	404,590
United States Treasury Note/Bond	3.875%	11/30/2029	536,536	531,401
United States Treasury Note/Bond	4.125%	11/30/2029	903,792	902,450
United States Treasury Note/Bond	3.875%	12/31/2029	510,532	505,546
United States Treasury Note/Bond	4.375%	12/31/2029	881,276	887,060
United States Treasury Note/Bond	3.500%	1/31/2030	474,033	463,386
United States Treasury Note/Bond	4.250%	1/31/2030	898,013	900,118
United States Treasury Note/Bond	1.500%	2/15/2030	761,504	693,742
United States Treasury Note/Bond	4.000%	2/28/2030	1,370,251	1,362,169
United States Treasury Note/Bond	3.625%	3/31/2030	437,431	428,990
United States Treasury Note/Bond	4.000%	3/31/2030	878,819	873,361
United States Treasury Note/Bond	3.500%	4/30/2030	422,060	411,921
United States Treasury Note/Bond	3.875%	4/30/2030	882,515	873,035
United States Treasury Note/Bond	0.625%	5/15/2030	1,279,297	1,117,936
United States Treasury Note/Bond	6.250%	5/15/2030	76,543	81,982
United States Treasury Note/Bond	3.750%	5/31/2030	566,037	557,126
United States Treasury Note/Bond	4.000%	5/31/2030	820,509	815,060
United States Treasury Note/Bond	3.750%	6/30/2030	461,095	453,692
United States Treasury Note/Bond	3.875%	6/30/2030	830,628	821,154
United States Treasury Note/Bond	3.875%	7/31/2030	805,761	796,256
United States Treasury Note/Bond	4.000%	7/31/2030	486,687	483,189
United States Treasury Note/Bond	0.625%	8/15/2030	1,419,504	1,229,202
United States Treasury Note/Bond	3.625%	8/31/2030	824,172	806,369
United States Treasury Note/Bond	4.125%	8/31/2030	490,745	489,441
United States Treasury Note/Bond	3.625%	9/30/2030	816,352	798,462
United States Treasury Note/Bond	4.625%	9/30/2030	551,846	560,964
United States Treasury Note/Bond	3.625%	10/31/2030	928,187	907,375

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.875%	10/31/2030	460,154	472,305
United States Treasury Note/Bond	0.875%	11/15/2030	1,221,604	1,060,934
United States Treasury Note/Bond	3.500%	11/30/2030	1,213,808	1,179,859
United States Treasury Note/Bond	4.375%	11/30/2030	479,390	482,723
United States Treasury Note/Bond	3.625%	12/31/2030	453,965	443,379
United States Treasury Note/Bond	3.750%	12/31/2030	538,575	528,645
United States Treasury Note/Bond	3.750%	1/31/2031	877,273	860,858
United States Treasury Note/Bond	4.000%	1/31/2031	598,424	593,305
United States Treasury Note/Bond	1.125%	2/15/2031	1,409,566	1,230,012
United States Treasury Note/Bond	5.375%	2/15/2031	295,202	309,512
United States Treasury Note/Bond	3.500%	2/28/2031	768,285	745,897
United States Treasury Note/Bond	4.250%	2/28/2031	552,379	553,458
United States Treasury Note/Bond	3.875%	3/31/2031	621,527	612,811
United States Treasury Note/Bond	4.125%	3/31/2031	563,972	561,989
United States Treasury Note/Bond	3.875%	4/30/2031	263,276	259,533
United States Treasury Note/Bond	4.625%	4/30/2031	567,785	577,943
United States Treasury Note/Bond	1.625%	5/15/2031	1,435,642	1,273,571
United States Treasury Note/Bond	4.125%	5/31/2031	998,536	995,143
United States Treasury Note/Bond	4.625%	5/31/2031	525,174	534,713
United States Treasury Note/Bond	4.125%	6/30/2031	1,318,356	1,313,824
United States Treasury Note/Bond	4.250%	6/30/2031	572,311	573,205
United States Treasury Note/Bond	4.125%	7/31/2031	637,187	634,648
United States Treasury Note/Bond	1.250%	8/15/2031	1,564,430	1,352,071
United States Treasury Note/Bond	3.750%	8/31/2031	610,209	596,861
United States Treasury Note/Bond	3.625%	9/30/2031	569,276	553,465
United States Treasury Note/Bond	4.125%	10/31/2031	565,550	562,877
United States Treasury Note/Bond	1.375%	11/15/2031	1,565,254	1,352,049
United States Treasury Note/Bond	4.125%	11/30/2031	612,889	609,777
United States Treasury Note/Bond	4.500%	12/31/2031	595,376	603,074
United States Treasury Note/Bond	4.375%	1/31/2032	656,232	660,590
United States Treasury Note/Bond	1.875%	2/15/2032	1,434,792	1,265,980
United States Treasury Note/Bond	4.125%	2/29/2032	555,245	552,014
United States Treasury Note/Bond	4.125%	3/31/2032	635,365	631,419
United States Treasury Note/Bond	4.000%	4/30/2032	666,828	658,049
United States Treasury Note/Bond	2.875%	5/15/2032	1,497,301	1,390,209
United States Treasury Note/Bond	4.125%	5/31/2032	658,583	654,081
United States Treasury Note/Bond	4.000%	6/30/2032	599,134	590,896
United States Treasury Note/Bond	4.000%	7/31/2032	696,785	686,796
United States Treasury Note/Bond	2.750%	8/15/2032	1,380,175	1,267,605
United States Treasury Note/Bond	3.875%	8/31/2032	582,428	569,892
United States Treasury Note/Bond	3.875%	9/30/2032	657,507	643,098
United States Treasury Note/Bond	3.750%	10/31/2032	699,860	679,329
United States Treasury Note/Bond	4.125%	11/15/2032	1,388,727	1,376,576
United States Treasury Note/Bond	3.750%	11/30/2032	644,185	624,834
United States Treasury Note/Bond	3.875%	12/31/2032	462,463	451,606
United States Treasury Note/Bond	4.000%	1/31/2033	652,989	641,893
United States Treasury Note/Bond	3.500%	2/15/2033	1,334,365	1,273,328
United States Treasury Note/Bond	3.750%	2/28/2033	545,572	528,523
United States Treasury Note/Bond	4.250%	3/31/2033	621,642	619,797
United States Treasury Note/Bond	4.125%	4/30/2033	714,049	706,295
United States Treasury Note/Bond	3.375%	5/15/2033	1,338,943	1,264,778
United States Treasury Note/Bond	4.250%	5/31/2033	375,502	374,182
United States Treasury Note/Bond	4.250%	6/30/2033	605,973	603,653
United States Treasury Note/Bond	3.875%	8/15/2033	1,465,663	1,425,357
United States Treasury Note/Bond	4.500%	11/15/2033	1,523,075	1,538,544
United States Treasury Note/Bond	4.000%	2/15/2034	1,636,918	1,599,896
United States Treasury Note/Bond	4.375%	5/15/2034	1,637,295	1,638,318
United States Treasury Note/Bond	3.875%	8/15/2034	1,671,081	1,614,095
United States Treasury Note/Bond	4.250%	11/15/2034	1,646,393	1,630,251
United States Treasury Note/Bond	4.625%	2/15/2035	1,603,937	1,629,750
United States Treasury Note/Bond	4.250%	5/15/2035	1,437,073	1,420,233
United States Treasury Note/Bond	4.250%	8/15/2035	1,568,834	1,548,917
United States Treasury Note/Bond	4.000%	11/15/2035	1,200,319	1,161,262
United States Treasury Note/Bond	4.125%	2/15/2036	1,656,951	1,617,016
United States Treasury Note/Bond	4.500%	2/15/2036	44,803	45,335
United States Treasury Note/Bond	4.375%	5/15/2036	1,076,880	1,071,201
United States Treasury Note/Bond	4.750%	2/15/2037	39,225	40,311
United States Treasury Note/Bond	5.000%	5/15/2037	60,925	63,914
United States Treasury Note/Bond	4.375%	2/15/2038	144,063	142,780
United States Treasury Note/Bond	4.500%	5/15/2038	98,411	98,450

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.500%	2/15/2039	90,641	81,509
United States Treasury Note/Bond	4.250%	5/15/2039	149,294	144,179
United States Treasury Note/Bond	4.500%	8/15/2039	169,122	166,803
United States Treasury Note/Bond	4.375%	11/15/2039	234,899	228,192
United States Treasury Note/Bond	4.625%	2/15/2040	205,527	204,419
United States Treasury Note/Bond	1.125%	5/15/2040	536,686	339,622
United States Treasury Note/Bond	4.375%	5/15/2040	261,181	252,580
United States Treasury Note/Bond	1.125%	8/15/2040	701,807	439,753
United States Treasury Note/Bond	3.875%	8/15/2040	211,862	193,266
United States Treasury Note/Bond	1.375%	11/15/2040	830,749	537,131
United States Treasury Note/Bond	4.250%	11/15/2040	163,417	155,067
United States Treasury Note/Bond	1.875%	2/15/2041	820,702	569,490
United States Treasury Note/Bond	4.750%	2/15/2041	141,215	141,243
United States Treasury Note/Bond	2.250%	5/15/2041	650,054	474,235
United States Treasury Note/Bond	1.750%	8/15/2041	798,260	534,959
United States Treasury Note/Bond	3.750%	8/15/2041	100,545	89,399
United States Treasury Note/Bond	2.000%	11/15/2041	822,560	569,783
United States Treasury Note/Bond	3.125%	11/15/2041	96,254	78,643
United States Treasury Note/Bond	2.375%	2/15/2042	694,878	507,152
United States Treasury Note/Bond	3.125%	2/15/2042	178,642	145,265
United States Treasury Note/Bond	3.000%	5/15/2042	138,799	110,497
United States Treasury Note/Bond	3.250%	5/15/2042	532,429	438,588
United States Treasury Note/Bond	2.750%	8/15/2042	193,969	148,250
United States Treasury Note/Bond	3.375%	8/15/2042	456,193	380,743
United States Treasury Note/Bond	2.750%	11/15/2042	258,400	196,434
United States Treasury Note/Bond	4.000%	11/15/2042	495,766	447,681
United States Treasury Note/Bond	3.125%	2/15/2043	369,076	295,160
United States Treasury Note/Bond	3.875%	2/15/2043	547,420	485,322
United States Treasury Note/Bond	2.875%	5/15/2043	415,385	318,808
United States Treasury Note/Bond	3.875%	5/15/2043	513,181	453,664
United States Treasury Note/Bond	3.625%	8/15/2043	306,820	261,444
United States Treasury Note/Bond	4.375%	8/15/2043	599,754	564,237
United States Treasury Note/Bond	3.750%	11/15/2043	352,191	304,480
United States Treasury Note/Bond	4.750%	11/15/2043	563,474	554,384
United States Treasury Note/Bond	3.625%	2/15/2044	336,062	284,918
United States Treasury Note/Bond	4.500%	2/15/2044	562,547	535,936
United States Treasury Note/Bond	3.375%	5/15/2044	308,936	251,916
United States Treasury Note/Bond	4.625%	5/15/2044	550,907	532,292
United States Treasury Note/Bond	3.125%	8/15/2044	321,360	251,476
United States Treasury Note/Bond	4.125%	8/15/2044	534,442	483,336
United States Treasury Note/Bond	3.000%	11/15/2044	365,447	279,453
United States Treasury Note/Bond	4.625%	11/15/2044	488,315	470,862
United States Treasury Note/Bond	2.500%	2/15/2045	249,801	175,241
United States Treasury Note/Bond	4.750%	2/15/2045	519,637	508,351
United States Treasury Note/Bond	3.000%	5/15/2045	232,697	176,922
United States Treasury Note/Bond	5.000%	5/15/2045	597,456	602,660
United States Treasury Note/Bond	2.875%	8/15/2045	258,348	191,642
United States Treasury Note/Bond	4.875%	8/15/2045	528,295	524,271
United States Treasury Note/Bond	3.000%	11/15/2045	153,125	115,627
United States Treasury Note/Bond	4.625%	11/15/2045	426,632	409,800
United States Treasury Note/Bond	2.500%	2/15/2046	276,827	190,957
United States Treasury Note/Bond	4.625%	2/15/2046	562,738	540,075
United States Treasury Note/Bond	2.500%	5/15/2046	303,042	208,188
United States Treasury Note/Bond	5.000%	5/15/2046	212,553	214,172
United States Treasury Note/Bond	2.250%	8/15/2046	390,029	254,494
United States Treasury Note/Bond	2.875%	11/15/2046	226,212	165,197
United States Treasury Note/Bond	3.000%	2/15/2047	336,840	250,656
United States Treasury Note/Bond	3.000%	5/15/2047	270,249	200,617
United States Treasury Note/Bond	2.750%	8/15/2047	433,913	306,824
United States Treasury Note/Bond	2.750%	11/15/2047	440,894	310,848
United States Treasury Note/Bond	3.000%	2/15/2048	577,206	424,878
United States Treasury Note/Bond	3.125%	5/15/2048	616,169	462,728
United States Treasury Note/Bond	3.000%	8/15/2048	616,722	451,821
United States Treasury Note/Bond	3.375%	11/15/2048	688,077	537,829
United States Treasury Note/Bond	3.000%	2/15/2049	653,211	476,257
United States Treasury Note/Bond	2.875%	5/15/2049	637,145	452,497
United States Treasury Note/Bond	2.250%	8/15/2049	501,849	312,009
United States Treasury Note/Bond	2.375%	11/15/2049	540,976	344,555
United States Treasury Note/Bond	2.000%	2/15/2050	669,310	389,899
United States Treasury Note/Bond	1.250%	5/15/2050	709,355	337,304

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/2050	769,709	377,398
	United States Treasury Note/Bond	1.625%	11/15/2050	772,877	403,919
	United States Treasury Note/Bond	1.875%	2/15/2051	861,092	478,512
	United States Treasury Note/Bond	2.375%	5/15/2051	1,027,363	642,624
	United States Treasury Note/Bond	2.000%	8/15/2051	902,815	514,005
	United States Treasury Note/Bond	1.875%	11/15/2051	1,001,925	550,511
	United States Treasury Note/Bond	2.250%	2/15/2052	937,617	564,621
	United States Treasury Note/Bond	2.875%	5/15/2052	818,042	565,855
	United States Treasury Note/Bond	3.000%	8/15/2052	797,380	565,205
	United States Treasury Note/Bond	4.000%	11/15/2052	840,064	718,484
	United States Treasury Note/Bond	3.625%	2/15/2053	915,231	731,970
	United States Treasury Note/Bond	3.625%	5/15/2053	904,149	722,366
	United States Treasury Note/Bond	4.125%	8/15/2053	891,495	778,630
	United States Treasury Note/Bond	4.750%	11/15/2053	875,238	846,451
	United States Treasury Note/Bond	4.250%	2/15/2054	1,023,643	913,122
	United States Treasury Note/Bond	4.625%	5/15/2054	901,229	855,851
	United States Treasury Note/Bond	4.250%	8/15/2054	899,858	803,510
	United States Treasury Note/Bond	4.500%	11/15/2054	902,917	840,665
	United States Treasury Note/Bond	4.625%	2/15/2055	976,833	928,640
	United States Treasury Note/Bond	4.750%	5/15/2055	869,489	843,473
	United States Treasury Note/Bond	4.750%	8/15/2055	768,589	745,772
	United States Treasury Note/Bond	4.625%	11/15/2055	619,116	589,007
	United States Treasury Note/Bond	4.750%	2/15/2056	987,644	959,288
	United States Treasury Note/Bond	5.000%	5/15/2056	942,940	952,848
					192,066,449
Agency Bonds and Notes (0.5%)
[1,2]	AID-Israel	5.500%	9/18/2033	10,195	10,654
	Federal Farm Credit Banks	4.000%	8/6/2027	22,756	22,723
	Federal Farm Credit Banks	3.750%	8/16/2027	13,201	13,146
	Federal Farm Credit Banks	4.250%	1/14/2028	10,711	10,717
	Federal Farm Credit Banks	4.250%	2/24/2028	8,000	8,003
	Federal Farm Credit Banks	4.500%	6/7/2028	12,705	12,767
	Federal Farm Credit Banks	4.500%	9/22/2028	500	503
	Federal Farm Credit Banks	4.250%	12/15/2028	6,248	6,250
	Federal Farm Credit Banks	4.125%	3/20/2029	11,040	11,009
	Federal Farm Credit Banks	4.750%	4/30/2029	7,570	7,673
	Federal Farm Credit Banks	3.500%	9/10/2029	4,989	4,879
	Federal Farm Credit Banks	4.000%	4/1/2030	9,050	8,968
[1]	Federal Home Loan Banks	2.010%	2/17/2027	450	444
[1]	Federal Home Loan Banks	0.900%	2/26/2027	460	450
	Federal Home Loan Banks	3.250%	6/9/2028	7,175	7,045
	Federal Home Loan Banks	4.000%	6/30/2028	87,150	86,767
	Federal Home Loan Banks	3.250%	11/16/2028	388,020	379,465
	Federal Home Loan Banks	4.750%	12/8/2028	2,660	2,691
	Federal Home Loan Banks	4.750%	3/10/2034	9,680	9,866
	Federal Home Loan Banks	5.625%	3/14/2036	40	43
	Federal Home Loan Banks	5.500%	7/15/2036	56,545	61,019
[1,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	191,931	206,367
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	97,319	107,537
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	17,879	19,712
[3]	Federal National Mortgage Assn.	0.750%	10/8/2027	281,570	269,708
[3]	Federal National Mortgage Assn.	6.250%	5/15/2029	42,514	44,830
[3]	Federal National Mortgage Assn.	7.125%	1/15/2030	31,679	34,639
[3]	Federal National Mortgage Assn.	7.250%	5/15/2030	76,687	84,897
[3]	Federal National Mortgage Assn.	0.875%	8/5/2030	198,665	173,626
[3]	Federal National Mortgage Assn.	6.625%	11/15/2030	33,570	36,702
[3]	Federal National Mortgage Assn.	5.625%	7/15/2037	12,835	13,939
[1]	Private Export Funding Corp.	3.900%	10/15/2027	4,900	4,872
[1]	Private Export Funding Corp.	1.400%	7/15/2028	11,650	10,963
[1]	Private Export Funding Corp.	4.300%	12/15/2028	5,750	5,743
[1]	Private Export Funding Corp.	3.650%	3/15/2030	4,650	4,523
[1]	Private Export Funding Corp.	4.600%	2/15/2034	5,425	5,415
[1]	Resolution Funding Corp.	8.625%	1/15/2030	110	125
	Tennessee Valley Authority	3.875%	3/15/2028	42,205	41,965
	Tennessee Valley Authority	7.125%	5/1/2030	28,955	31,856
	Tennessee Valley Authority	3.875%	8/1/2030	8,609	8,482
	Tennessee Valley Authority	1.500%	9/15/2031	14,225	12,347
[1]	Tennessee Valley Authority	4.700%	7/15/2033	7,950	8,092
	Tennessee Valley Authority	4.375%	8/1/2034	11,243	11,140

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	4.875%	5/15/2035	8,434	8,631
	Tennessee Valley Authority	4.650%	6/15/2035	15,509	15,598
	Tennessee Valley Authority	5.880%	4/1/2036	13,409	14,754
	Tennessee Valley Authority	6.150%	1/15/2038	1,856	2,085
	Tennessee Valley Authority	5.500%	6/15/2038	3,060	3,256
	Tennessee Valley Authority	5.250%	9/15/2039	39,840	41,334
	Tennessee Valley Authority	3.500%	12/15/2042	4,150	3,440
	Tennessee Valley Authority	4.875%	1/15/2048	6,951	6,658
	Tennessee Valley Authority	4.250%	9/15/2052	12,065	10,232
	Tennessee Valley Authority	5.250%	2/1/2055	13,000	12,825
	Tennessee Valley Authority	5.375%	4/1/2056	31,885	31,991
	Tennessee Valley Authority	4.625%	9/15/2060	12,323	10,906
	Tennessee Valley Authority	4.250%	9/15/2065	33,025	26,988
					1,991,260
Conventional Mortgage-Backed Securities (19.2%)
[1,3]	Fannie Mae Pool	6.000%	3/1/2035	10	10
[1,3]	Fannie Mae Pool	6.500%	2/1/2029–9/1/2032	42	43
[1,3]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	6,911	6,667
[1,3]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	92,995	89,487
[1,3]	Freddie Mac Gold Pool	3.000%	7/1/2028–12/1/2047	433,398	398,824
[1,3]	Freddie Mac Gold Pool	3.500%	7/1/2026–7/1/2048	692,387	645,171
[1,3]	Freddie Mac Gold Pool	4.000%	8/1/2026–2/1/2049	426,746	408,408
[1,3]	Freddie Mac Gold Pool	4.500%	2/1/2029–1/1/2049	197,630	194,388
[1,3]	Freddie Mac Gold Pool	5.000%	3/1/2028–11/1/2048	59,292	59,607
[1,3]	Freddie Mac Gold Pool	5.500%	10/1/2026–7/1/2040	17,925	18,278
[1,3]	Freddie Mac Gold Pool	6.000%	9/1/2027–5/1/2040	15,588	16,127
[1,3]	Freddie Mac Gold Pool	7.000%	11/1/2026–12/1/2038	2,066	2,184
[1,3]	Freddie Mac Gold Pool	7.500%	12/1/2026–2/1/2032	47	51
[1,3]	Freddie Mac Gold Pool	8.000%	8/1/2026–11/1/2031	91	94
[1,3]	Freddie Mac Gold Pool	8.500%	8/1/2026–7/1/2031	5	5
[1,3]	Freddie Mac Gold Pool	9.000%	5/1/2027–9/1/2030	2	2
[1]	Ginnie Mae I Pool	3.000%	4/15/2042–11/15/2044	31,502	28,717
[1]	Ginnie Mae I Pool	3.500%	1/15/2027–7/15/2045	47,145	44,090
[1]	Ginnie Mae I Pool	4.000%	11/15/2026–6/15/2046	59,557	57,044
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–2/15/2049	55,584	54,740
[1]	Ginnie Mae I Pool	5.000%	2/15/2039–4/15/2041	16,148	16,272
[1]	Ginnie Mae I Pool	5.500%	2/15/2041	30	30
[1]	Ginnie Mae I Pool	6.000%	10/15/2029–6/15/2041	1,085	1,113
[1]	Ginnie Mae I Pool	6.500%	8/15/2027–1/15/2039	2,830	2,949
[1]	Ginnie Mae I Pool	7.000%	6/15/2027–9/15/2036	521	531
[1]	Ginnie Mae I Pool	7.500%	8/15/2026–5/15/2032	213	220
[1]	Ginnie Mae I Pool	8.000%	8/15/2026–11/15/2030	74	75
[1]	Ginnie Mae I Pool	8.500%	9/15/2026–3/15/2031	19	19
[1]	Ginnie Mae I Pool	9.000%	10/15/2026–1/15/2031	33	35
[1]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	52,037	40,854
[1,4]	Ginnie Mae II Pool	2.000%	8/20/2050–8/15/2056	2,136,706	1,752,747
[1]	Ginnie Mae II Pool	2.500%	6/20/2027–11/20/2052	2,059,870	1,762,055
[1,4]	Ginnie Mae II Pool	3.000%	6/20/2028–7/15/2056	2,072,829	1,854,383
[1,4]	Ginnie Mae II Pool	3.500%	7/20/2026–7/15/2056	1,778,754	1,634,401
[1]	Ginnie Mae II Pool	4.000%	8/20/2039–11/20/2055	1,275,942	1,205,095
[1,4]	Ginnie Mae II Pool	4.500%	8/20/2033–7/15/2056	2,066,268	1,998,748
[1,4]	Ginnie Mae II Pool	5.000%	5/20/2039–8/15/2056	3,532,676	3,494,243
[1,4]	Ginnie Mae II Pool	5.500%	1/20/2049–8/15/2056	3,111,823	3,140,051
[1]	Ginnie Mae II Pool	6.000%	9/20/2033–5/20/2056	1,483,476	1,521,856
[1]	Ginnie Mae II Pool	6.500%	3/20/2031–8/20/2055	417,976	435,194
[1]	Ginnie Mae II Pool	7.000%	3/20/2028–9/20/2054	63,731	66,326
[1]	Ginnie Mae II Pool	7.500%	8/20/2030–12/20/2053	2,906	3,021
[1]	Ginnie Mae II Pool	8.500%	10/20/2030	1	1
[1,3]	UMBS Pool	1.500%	7/1/2035–6/1/2052	2,643,481	2,160,873
[1,3,4]	UMBS Pool	2.000%	11/1/2027–8/25/2056	11,575,008	9,570,124
[1,3,4]	UMBS Pool	2.500%	11/1/2026–8/25/2056	8,020,417	6,868,195
[1,3,4]	UMBS Pool	3.000%	9/1/2028–8/25/2056	4,994,478	4,455,996
[1,3,4]	UMBS Pool	3.500%	7/1/2026–7/25/2056	2,958,510	2,728,939
[1,3,4]	UMBS Pool	4.000%	9/1/2026–7/25/2056	2,909,336	2,755,848
[1,3,4]	UMBS Pool	4.500%	3/1/2029–8/25/2056	3,307,728	3,207,720
[1,3,4]	UMBS Pool	5.000%	4/1/2028–8/25/2056	7,056,178	6,984,587
[1,3,4]	UMBS Pool	5.500%	1/1/2027–8/25/2056	7,788,376	7,867,686
[1,3,4]	UMBS Pool	6.000%	7/1/2027–8/25/2056	5,876,403	6,041,975
[1,3,4]	UMBS Pool	6.500%	11/1/2052–7/25/2056	2,222,691	2,314,370

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	UMBS Pool	7.000%	10/1/2026–8/1/2055	336,914	356,967
[1,3]	UMBS Pool	7.500%	8/1/2026–1/1/2054	14,754	15,871
[1,3]	UMBS Pool	8.000%	10/1/2026–9/1/2031	61	61
[1,3]	UMBS Pool	8.500%	11/1/2026–5/1/2032	28	30
[1,3]	UMBS Pool	9.000%	8/1/2030	4	4
					76,283,402
Nonconventional Mortgage-Backed Securities (0.0%)
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.185%	5.749%	5/1/2036	17	18
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.190%	5.815%	12/1/2036	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.235%	5.860%	12/1/2035	2	2
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	5.768%	5/1/2033	2	2
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	6.393%	9/1/2033	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.275%	6.150%	11/1/2032	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	47	49
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	130	133
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	228	233
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.335%	5.585%	1/1/2035	2	2
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.428%	6.068%	7/1/2036	100	102
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.460%	5.710%	2/1/2037	1	1
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	200	206
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	714	738
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	173	178
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.930%	12/1/2043	166	171
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	49	50
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.060%	11/1/2033	30	31
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	574	594
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.585%	6.085%	10/1/2034	1	1
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	251	262
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.229%	6/1/2043	191	198
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	78	81
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.624%	5.874%	4/1/2037	5	5
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	38	39
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.660%	6.409%	8/1/2035	174	180
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.976%	6/1/2042	287	298
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.345%	10/1/2042	179	187
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.916%	5/1/2040	57	59
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	166	172
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	398	415
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	17	17
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	286	298
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	108	112
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	37	39
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.703%	5.907%	4/1/2036	94	97
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	39	40
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.960%	1/1/2037	36	37
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.712%	6.462%	7/1/2035	147	151
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.717%	6.216%	8/1/2039	423	438
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.921%	5/1/2042	155	162
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.419%	9/1/2034	56	58
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	20	20
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.748%	5.998%	5/1/2035	60	62
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.353%	7/1/2041	563	587
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	5.961%	2/1/2036	55	57
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	146	152
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.769%	6.391%	9/1/2043	301	315
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.149%	4/1/2036	26	27
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	33	35
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.228%	7/1/2042	177	184
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.017%	5/1/2042	22	23
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.149%	2/1/2042	215	223
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.316%	3/1/2042	119	124
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.280%	8/1/2042	650	679
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.989%	3/1/2042	337	351
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.261%	11/1/2039	137	142
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	219	228
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	82	86
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	238	245
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	117	122
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.640%	9/1/2033	2	2

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	140	146
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	57	59
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	200	209
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	125	131
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.179%	5/1/2041	212	221
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040–6/1/2041	76	80
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	260	271
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	183	191
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.075%	3/1/2041	122	127
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.066%	3/1/2041	144	150
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	111	115
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	314	327
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	113	118
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.833%	6.459%	9/1/2040	88	92
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	75	79
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	82	86
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	201	210
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	149	155
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.875%	6.067%	4/1/2037	16	17
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.363%	11/1/2034	93	96
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	118	122
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.516%	10/1/2036	116	120
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 0.989%	4.989%	4/1/2037	167	169
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 1.411%	5.559%	7/1/2034	26	26
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	237	246
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036	59	61
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	236	243
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	6/1/2034–5/1/2036	44	45
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.269%	11/1/2036	51	53
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	6.440%	12/1/2034	15	16
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	75	77
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	5.400%	9/1/2037	14	14
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.412%	5.772%	3/1/2037	4	4
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	5.675%	4/1/2037	1	1
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	5.709%	3/1/2037	13	14
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	88	91
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	116	120
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	117	121
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	67	69
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.878%	2/1/2037	34	35
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.977%	1/1/2035	10	10
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	39	40
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	117	121
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	162	168
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.875%	5/1/2038	31	32
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.949%	3/1/2036	6	6
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	5/1/2033	6	6
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.155%	12/1/2034	1	1
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.360%	6/1/2037	132	136
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.794%	6.412%	6/1/2041	6	6
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	79	82
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	61	63
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.856%	6.581%	3/1/2042	45	47
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	5/1/2040–3/1/2041	74	77
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	79	83
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	216	225
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	83	87
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.630%	6/1/2040	61	63
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	41	43
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	8/1/2037	118	123
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	61	63
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.312%	12/1/2039	37	38
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	160	167
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	44	46
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	95	99
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	59	61
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	43	45
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.120%	3/1/2037	104	108
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	56	58
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.355%	5/1/2037–6/1/2037	228	232

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	5.570%	3/1/2037	23	24
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	5.786%	1/1/2037	194	200
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–1/20/2044	2,095	2,137
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2043	1,694	1,730
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	413	422
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–6/20/2043	1,136	1,158
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	37	37
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	182	187
					22,281
Total U.S. Government and Agency Obligations (Cost $285,310,727)					270,363,392
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
[1]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,190	1,199
[1]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	925	920
[1]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	7,190	7,122
[1]	Ally Auto Receivables Trust Series 2026-1	3.920%	10/15/2030	8,290	8,223
[1]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	14,152	13,937
[1]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	5,700	5,745
[1]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	7,400	7,421
[1]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	7,400	7,521
[1]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,695
[1]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	11,500	11,761
[1]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	12,000	12,047
[1]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	9,000	8,991
[1]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	8,000	8,021
[1]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,200	7,191
[1]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,600	8,623
[1]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,500	1,514
[1]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/2029	2,011	2,019
[1]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,026
[1]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	13,625	13,713
[1]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,500	2,499
[1]	BA Credit Card Trust Series 2026-A1	4.220%	4/15/2031	14,999	14,945
[1]	BANK Series 2017-BNK5	3.390%	6/15/2060	9,750	9,630
[1]	BANK Series 2017-BNK5	3.624%	6/15/2060	4,450	4,371
[1]	BANK Series 2017-BNK6	3.254%	7/15/2060	4,610	4,558
[1]	BANK Series 2017-BNK6	3.518%	7/15/2060	3,388	3,347
[1]	BANK Series 2017-BNK6	3.741%	7/15/2060	3,388	3,332
[1]	BANK Series 2017-BNK7	3.175%	9/15/2060	6,852	6,748
[1]	BANK Series 2017-BNK7	3.435%	9/15/2060	5,790	5,699
[1]	BANK Series 2017-BNK7	3.748%	9/15/2060	4,100	3,979
[1]	BANK Series 2017-BNK8	3.488%	11/15/2050	8,000	7,806
[1]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,325	1,277
[1]	BANK Series 2017-BNK8	4.225%	11/15/2050	1,955	1,675
[1]	BANK Series 2017-BNK9	3.538%	11/15/2054	7,923	7,781
[1]	BANK Series 2018-BNK10	3.641%	2/15/2061	506	503
[1]	BANK Series 2018-BNK10	3.688%	2/15/2061	7,600	7,481
[1]	BANK Series 2018-BNK10	3.898%	2/15/2061	2,100	2,053
[1]	BANK Series 2018-BNK11	4.046%	3/15/2061	5,550	5,486
[1]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,550	6,472
[1]	BANK Series 2018-BNK12	4.450%	5/15/2061	2,100	2,037
[1]	BANK Series 2018-BNK13	3.953%	8/15/2061	1,744	1,719
[1]	BANK Series 2018-BNK13	4.217%	8/15/2061	8,600	8,486
[1]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,600	1,570
[1]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,119	1,107
[1]	BANK Series 2018-BNK14	4.231%	9/15/2060	3,575	3,528
[1]	BANK Series 2018-BNK14	4.481%	9/15/2060	1,550	1,500
[1]	BANK Series 2018-BNK15	4.407%	11/15/2061	7,690	7,610
[1]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,625	6,485
[1]	BANK Series 2019-BNK17	3.714%	4/15/2052	7,350	7,135
[1]	BANK Series 2019-BNK17	3.976%	4/15/2052	1,750	1,690
[1]	BANK Series 2019-BNK18	3.584%	5/15/2062	21,125	20,284
[1]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,575	2,303
[1]	BANK Series 2019-BNK19	3.183%	8/15/2061	15,850	14,991
[1]	BANK Series 2019-BNK20	3.011%	9/15/2062	10,250	9,669
[1]	BANK Series 2019-BNK21	2.851%	10/17/2052	21,600	20,357
[1]	BANK Series 2019-BNK21	3.093%	10/17/2052	4,325	4,040
[1]	BANK Series 2019-BNK22	2.978%	11/15/2062	16,943	15,964
[1]	BANK Series 2019-BNK23	2.920%	12/15/2052	10,705	10,054

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BANK Series 2019-BNK23	3.203%	12/15/2052	4,000	3,687
[1]	BANK Series 2019-BNK24	2.960%	11/15/2062	8,050	7,560
[1]	BANK Series 2019-BNK24	3.283%	11/15/2062	3,750	3,460
[1]	BANK Series 2020-BNK25	2.649%	1/15/2063	11,830	10,949
[1]	BANK Series 2020-BNK25	2.841%	1/15/2063	3,685	3,374
[1]	BANK Series 2020-BNK26	2.403%	3/15/2063	10,460	9,560
[1]	BANK Series 2020-BNK26	2.687%	3/15/2063	3,310	2,981
[1]	BANK Series 2020-BNK27	2.144%	4/15/2063	9,540	8,489
[1]	BANK Series 2020-BNK27	2.551%	4/15/2063	2,825	2,474
[1]	BANK Series 2020-BNK28	1.844%	3/15/2063	2,810	2,486
[1]	BANK Series 2020-BNK29	1.997%	11/15/2053	6,188	5,458
[1]	BANK Series 2020-BNK30	1.925%	12/15/2053	4,700	4,145
[1]	BANK Series 2020-BNK30	2.111%	12/15/2053	550	479
[1]	BANK Series 2021-BNK31	2.036%	2/15/2054	3,300	2,919
[1]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,925	1,672
[1]	BANK Series 2021-BNK32	2.643%	4/15/2054	5,350	4,836
[1]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,535	8,576
[1]	BANK Series 2021-BNK34	2.438%	6/15/2063	9,750	8,593
[1]	BANK Series 2021-BNK35	2.285%	6/15/2064	5,829	5,133
[1]	BANK Series 2021-BNK36	2.470%	9/15/2064	8,550	7,574
[1]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,625	2,290
[1]	BANK Series 2021-BNK37	2.618%	11/15/2064	8,250	7,309
[1]	BANK Series 2022-BNK39	3.181%	2/15/2055	458	413
[1]	BANK Series 2022-BNK43	4.399%	8/15/2055	11,575	11,196
[1]	BANK Series 2022-BNK43	4.830%	8/15/2055	2,375	2,301
[1]	BANK Series 2023-5YR2	6.656%	7/15/2056	7,750	7,972
[1]	BANK Series 2023-5YR2	7.379%	7/15/2056	2,575	2,664
[1]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,850	3,979
[1]	BANK Series 2023-5YR3	7.559%	9/15/2056	4,059	4,242
[1]	BANK Series 2023-5YR3	7.559%	9/15/2056	2,000	2,075
[1]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,114
[1]	BANK Series 2023-5YR4	7.274%	12/15/2056	650	677
[1]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,875	3,895
[1]	BANK Series 2023-BNK45	5.651%	2/15/2056	2,200	2,244
[1]	BANK Series 2023-BNK46	5.745%	8/15/2056	7,700	7,973
[1]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,784	1,862
[1]	BANK Series 2024-5YR8	5.884%	8/15/2057	6,270	6,442
[1]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,990	6,113
[1]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,820	11,267
[1]	BANK Series 2024-BNK48	5.053%	10/15/2057	6,800	6,797
[1]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,800	5,757
[1]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	9,858
[1]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,650	3,775
[1]	BANK Series 2025-BNK51	5.290%	12/25/2067	20,000	20,270
[1]	BANK Series 2025-BNK51	5.544%	12/25/2067	6,000	6,050
[1,4]	BANK Series 2026-BNK52	5.586%	6/15/2036	7,150	7,414
[1]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	9,108	9,052
[1]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	3,542	3,508
[1]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	32,500	33,490
[1]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	13,200	13,685
[1]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	21,595	20,863
[1]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	15,870	14,995
[1]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,325	1,227
[1]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	8,975	8,487
[1]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	5,375	5,049
[1]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	8,010	7,927
[1]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	17,475	17,336
[1]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	4,675	4,601
[1]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	8,350	8,224
[1]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	7,635	7,031
[1]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	2,000	1,821
[1]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	2,520	2,268
[1]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	8,225	7,336
[1]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,685	1,485
[1]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	9,525	8,507
[1]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,175	2,797
[1]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,325	1,156
[1]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	5,225	4,631

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	13,150	11,788
[1]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,035
[1]	BBCMS Mortgage Trust Series 2023-5C23	7.701%	12/15/2056	250	261
[1]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,875	3,952
[1]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,300	1,332
[1]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,575	2,656
[1]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	1,025	1,060
[1]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	7,700	8,115
[1]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	4,100	4,326
[1]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	1,300	1,328
[1]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	5,200	5,643
[1]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/2056	1,550	1,688
[1]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,213
[1]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	28,488	29,273
[1]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,500	2,579
[1]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	3,100	3,168
[1]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	500	514
[1]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	6,000	6,284
[1]	BBCMS Mortgage Trust Series 2024-C26	5.943%	5/15/2057	2,000	2,002
[1]	BBCMS Mortgage Trust Series 2024-C26	6.094%	5/15/2057	6,000	6,256
[1]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	3,500	3,573
[1]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	11,830
[1]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	9,000	9,217
[1]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	4,000	4,174
[1]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	7,455	7,718
[1]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	34,700	35,215
[1]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	16,650	16,720
[1]	BBCMS Mortgage Trust Series 2025-C39	6.012%	12/15/2058	1,950	1,966
[1]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	20,230	20,495
[1]	BBCMS Mortgage Trust Series 2026-5C40	5.529%	2/15/2059	7,570	7,652
[1]	BBCMS Mortgage Trust Series 2026-5C42	5.598%	6/15/2059	11,130	11,445
[1]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	9,121	8,237
[1]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	7,960	7,837
[1]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,600	2,520
[1]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	17,575	17,312
[1]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	8,225	7,753
[1]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	13,150	12,950
[1]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	18,625	18,315
[1]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	3,250	3,114
[1]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	8,850	8,725
[1]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,697
[1]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	4,025	3,973
[1]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	1,250	1,214
[1]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	22,400	22,170
[1]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	10,690	10,483
[1]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	3,400	3,291
[1]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,267	2,219
[1]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,281	6,126
[1]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	6,100	5,917
[1]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	2,600	2,467
[1]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	2,007	1,926
[1]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	15,840	15,224
[1]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	4,225	3,886
[1]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	3,600	3,391
[1]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	13,650	12,833
[1]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	13,355	12,446
[1]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	25,275	23,445
[1]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,295	1,185
[1]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	701	663
[1]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	5,530	4,971
[1]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,655	1,453
[1]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	3,375	3,004
[1]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	1,125	946
[1]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	6,725	5,948
[1]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	555	481
[1]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	8,350	7,365
[1]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	850	742
[1]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	6,100	5,374
[1]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	7,900	6,899
[1]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,640	2,243

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	12,150	10,683
[1]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	4,400	3,719
[1]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	7,550	6,771
[1]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,625	1,432
[1]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	7,850	7,021
[1]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,675	3,210
[1]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	5,275	4,716
[1]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	5,275	4,630
[1]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	1,075	1,006
[1]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	3,175	2,797
[1]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	1,075	940
[1]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	13,225	11,747
[1]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	4,685	4,170
[1]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	14,450	12,810
[1]	Benchmark Mortgage Trust Series 2022-B32	3.526%	1/15/2055	4,200	3,667
[1]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	4,225	3,900
[1]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	3,275	3,025
[1]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	5,225	5,072
[1]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,600	1,559
[1]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	12,925	13,450
[1]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	4,150	4,272
[1]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	5,225	5,306
[1]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,600	2,653
[1]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,300	1,332
[1]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	4,140	4,276
[1]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	3,150	3,214
[1]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	650	668
[1]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	5,250	5,377
[1]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	4,250	4,362
[1]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	5,925	5,985
[1]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	2,500	2,525
[1]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	7,200	7,362
[1]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,625	2,683
[1]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	18,000	18,569
[1]	Benchmark Mortgage Trust Series 2025-V18	5.184%	10/15/2058	52,850	53,364
[1]	Benchmark Mortgage Trust Series 2026-B42	5.100%	3/15/2059	13,570	13,547
[1]	Benchmark Mortgage Trust Series 2026-V20	5.184%	2/15/2059	11,540	11,658
[1]	Benchmark Mortgage Trust Series 2026-V20	5.436%	2/15/2059	4,280	4,307
[1]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,675	3,382
[1]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/2054	4,275	4,269
[1]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	13,125	13,263
[1]	BMO Mortgage Trust Series 2022-C3	5.502%	9/15/2054	1,875	1,885
[1]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	2,000	2,053
[1]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/2056	1,000	1,035
[1]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/2056	1,800	1,878
[1]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/2056	3,800	3,945
[1]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,875	3,888
[1]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/2056	810	821
[1]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	3,100	3,195
[1]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	1,000	1,035
[1]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	7,720	8,045
[1]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,580	2,716
[1]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,351
[1]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	5,150	5,238
[1]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	900	921
[1]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	4,850	5,036
[1]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	9,920
[1]	BMO Mortgage Trust Series 2024-5C4	7.251%	5/15/2057	5,600	5,784
[1]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	7,360	7,514
[1]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	8,685	8,967
[1]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	20,450	21,336
[1]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,900	7,193
[1]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,593
[1]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	5,750	5,812
[1]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	4,000	4,031
[1]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	5,000	5,197
[1]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	14,000	14,456
[1]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	20,320	20,664
[1]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	19,480	19,684
[1]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	4,870	4,906

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,400	2,398
[1]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	3,000	3,004
[1]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	850	851
[1]	BMW Vehicle Lease Trust Series 2025-2	3.970%	9/25/2028	495	493
[1]	BMW Vehicle Lease Trust Series 2026-1	4.150%	5/25/2029	13,050	12,992
[1]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	310	311
[1]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	518	522
[1]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	4,000	4,010
[1]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	1,000	1,004
[1]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	4,025	3,909
[1]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	8,100	7,626
[1]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	8,000	7,456
[1]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	3,434	3,059
[1]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	27,900	26,284
[1]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	19,495	19,268
[1]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	8,839	8,694
[1]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	32,500	31,871
[1]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	412	413
[1]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,550	1,553
[1]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,150	2,156
[1]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,038
[1]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	339	339
[1]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	147	147
[1]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	2,050	2,053
[1]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	1,015	1,017
[1]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,550	1,556
[1]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	1,042	1,046
[1]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	2,080	2,095
[1]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	727	732
[1]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,050	2,083
[1]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	1,480	1,484
[1]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	900	906
[1]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,314
[1]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	5,495	5,520
[1]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	4,100	4,129
[1]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,158	4,168
[1]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,604
[1]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	7,000	7,034
[1]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	3,000	3,013
[1]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,300	1,301
[1]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	700	701
[1]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,500	3,500
[1]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,500	2,499
[1]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	4,610	4,569
[1]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	2,630	2,603
[1]	CarMax Auto Owner Trust Series 2026-1	4.040%	3/17/2031	9,610	9,540
[1]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	7,590	7,519
[1]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	1,119	1,124
[1]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,250	1,260
[1]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,380	2,369
[1]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	7,580	7,499
[1]	CarMax Select Receivables Trust Series 2026-B	4.640%	12/16/2030	8,673	8,676
[1]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	4	4
[1]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,228	1,230
[1]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,252
[1]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	710	711
[1]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	651
[1]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,400	4,407
[1]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,600	2,605
[1]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,960	3,939
[1]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	7,180	7,093
[1]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	5,492	5,469
[1]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	7,300	7,218
[1]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	9,773	9,624
[1]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	2,542	2,255
[1]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,927
[1]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	6,575	6,485
[1]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	3,825	3,746
[1]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	345	344
[1]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	7,375	7,291

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	6,499	6,115
[1]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	18,130	16,965
[1]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	325	324
[1]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,650	3,612
[1]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	13,430	13,232
[1]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	2,675	2,625
[1]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	7,720	7,835
[1]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	7,200	7,247
[1]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	38,400	38,250
[1]	Chase Issuance Trust Series 2026-A1	4.400%	5/15/2031	38,560	38,585
[1]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	5,880	6,432
[1]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	12,840	12,715
[1]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	9,650	9,634
[1]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	5,600	5,606
[1]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	2,115	2,035
[1]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	660	647
[1]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	2,483	2,477
[1]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	2,299	2,264
[1]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	1,679	1,677
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	922	907
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	10,700	10,524
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	2,125	2,071
[1]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	2,312	2,280
[1]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	17,325	17,114
[1]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	3,919	3,871
[1]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	2,300	2,275
[1]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	7,722	7,291
[1]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	22,410	21,112
[1]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	16,100	15,120
[1]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	14,355	13,197
[1]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,655	2,386
[1]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.712%	5/15/2054	6,775	6,664
[1]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,229	1,226
[1]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	57	57
[1]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	675	674
[1]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	459	460
[1]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	1,272	1,274
[1]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	775	778
[1]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	2,812	2,832
[1]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	1,050	1,067
[1]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	1,708	1,714
[1]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,200	1,208
[1]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	2,422	2,439
[1]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,533
[1]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,365	1,354
[1]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	3,250	3,249
[1]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	3,000	2,992
[1]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,500	2,494
[1]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	10,740	10,616
[1]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	418	399
[1]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	426	171
[1]	COMM Mortgage Trust Series 2014-CR14	3.246%	2/10/2047	395	389
[1]	COMM Mortgage Trust Series 2014-CR15	3.911%	2/10/2047	460	442
[1]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	145	144
[1]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	2,060	2,035
[1]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	3,500	3,456
[1]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,437	6,311
[1]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	19,400	18,162
[1]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	3,000	2,766
[1]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.891%	4/15/2050	1,508	1,471
[1]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	8,000	7,800
[1]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	15,825	15,630
[1]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	16,475	16,263
[1]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	26,700	26,063
[1]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	15,960	15,289
[1]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	16,000	14,666
[1]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,675	2,376
[1]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	2,072	2,080
[1]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,688
[1]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	7,275	7,201

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	7,900	7,788
[1]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	2,174	2,117
[1]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	3,100	2,765
[1]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	132	132
[1]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,500	2,504
[1]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	260	260
[1]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	492	492
[1]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	743	749
[1]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	239	240
[1]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	616	623
[1]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	322	324
[1]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	157	157
[1]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	510	510
[1]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	1,148	1,150
[1]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	292	293
[1]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	341	341
[1]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	15,140	15,073
[1]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	5,811	5,748
[1,3]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	56	56
[1,3]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	2,578	2,571
[1,3]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/2026	8,667	8,638
[1,3]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/2029	638	618
[1,3]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	8,185	8,110
[1,3]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	9,105	9,008
[1,3]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	3,274	3,143
[1,3]	Fannie Mae-Aces Series 2017-M12	3.167%	6/25/2027	9,530	9,419
[1,3]	Fannie Mae-Aces Series 2017-M13	3.032%	9/25/2027	986	970
[1,3]	Fannie Mae-Aces Series 2017-M14	2.869%	11/25/2027	3,553	3,477
[1,3]	Fannie Mae-Aces Series 2017-M15	3.218%	11/25/2027	11,234	11,096
[1,3]	Fannie Mae-Aces Series 2018-M1	3.081%	12/25/2027	5,821	5,719
[1,3]	Fannie Mae-Aces Series 2018-M2	3.026%	1/25/2028	20,949	20,496
[1,3]	Fannie Mae-Aces Series 2018-M3	3.177%	2/25/2030	1,983	1,903
[1,3]	Fannie Mae-Aces Series 2018-M4	3.169%	3/25/2028	7,244	7,104
[1,3]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/2028	5,987	5,867
[1,3]	Fannie Mae-Aces Series 2018-M8	3.422%	6/25/2028	4,268	4,190
[1,3]	Fannie Mae-Aces Series 2018-M10	3.473%	7/25/2028	3,194	3,135
[1,3]	Fannie Mae-Aces Series 2018-M12	3.776%	8/25/2030	2,269	2,207
[1,3]	Fannie Mae-Aces Series 2018-M13	3.893%	9/25/2030	7,520	7,331
[1,3]	Fannie Mae-Aces Series 2018-M14	3.697%	8/25/2028	9,091	8,934
[1,3]	Fannie Mae-Aces Series 2019-M1	3.679%	9/25/2028	14,511	14,261
[1,3]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/2028	8,642	8,492
[1,3]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	14,638	14,110
[1,3]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	9,190	8,940
[1,3]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	10,514	10,165
[1,3]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	9,217	8,891
[1,3]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	38,261	36,718
[1,3]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	12,557	11,898
[1,3]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	6,641	6,023
[1,3]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	6,178	5,718
[1,3]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	20,617	19,517
[1,3]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	5,177	4,857
[1,3]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	2,140	2,104
[1,3]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	13,285	12,497
[1,3]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	6,024	5,611
[1,3]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	9,314	8,479
[1,3]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	9,575	8,603
[1,3]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	18,015	16,011
[1,3]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	13,537	12,215
[1,3]	Fannie Mae-Aces Series 2020-M52	1.367%	10/25/2030	14,060	12,469
[1,3]	Fannie Mae-Aces Series 2020-M53	1.739%	11/25/2032	29,000	24,740
[1,3]	Fannie Mae-Aces Series 2021-M1	1.431%	11/25/2030	8,585	7,603
[1,3]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/2030	3,175	2,804
[1,3]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/2031	15,096	13,198
[1,3]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/2031	14,675	12,902
[1,3]	Fannie Mae-Aces Series 2021-M11	1.505%	3/25/2031	20,925	18,257
[1,3]	Fannie Mae-Aces Series 2021-M13	1.651%	4/25/2031	3,120	2,740
[1,3]	Fannie Mae-Aces Series 2021-M13	1.687%	3/25/2033	9,000	7,468
[1,3]	Fannie Mae-Aces Series 2021-M19	1.796%	10/25/2031	18,150	15,857
[1,3]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/2031	20,350	17,650
[1,3]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/2031	4,575	4,002

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	6,150	5,328
[1,3]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	10,250	9,503
[1,3]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/2031	10,050	8,815
[1,3]	Fannie Mae-Aces Series 2022-M10	1.991%	1/25/2032	37,467	32,918
[1,3]	Fannie Mae-Aces Series 2023-M1S	4.647%	4/25/2033	10,088	10,033
[1,3]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/2028	9,181	9,121
[1,3]	Fannie Mae-Aces Series 2023-M8	4.625%	3/25/2033	3,800	3,783
[1,3]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,088
[1,3]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	28,481	28,743
[1,3]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	6,600	6,456
[1,3]	Fannie Mae-Aces Series 2026-G1	4.500%	11/25/2032	18,620	18,541
[1,3]	Fannie Mae-Aces Series 2026-M11	4.250%	4/25/2033	35,200	34,407
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	3,758	3,748
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	9,577	9,546
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	5,489	5,467
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	4,311	4,291
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	11,997	11,942
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	28,774	28,623
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	3,000	2,973
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	9,907	9,802
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	18,126	17,907
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,675	7,580
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,448	13,259
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	4,875	4,807
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	10,048	9,898
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	7,300	7,202
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	9,650	9,503
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	15,953	15,755
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	10,855	10,725
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	35,850	35,514
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	17,950	17,754
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	6,500	6,429
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	10,157	10,052
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	332	330
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	11,250	11,127
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	31,075	30,698
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	18,125	17,910
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	9,580	9,487
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	36,100	35,542
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	37,950	37,582
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	14,568	14,332
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	16,080	15,778
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,500	10,269
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	12,175	11,861
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	20,400	19,909
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	13,215	12,815
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	22,906	22,045
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	15,725	15,059
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	15,850	15,138
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	13,750	13,015
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K097	2.508%	7/25/2029	30,664	28,978
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	26,450	24,926
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	12,180	11,520
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	21,365	20,122
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	19,195	18,096
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	16,700	15,773
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	25,885	24,087
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	5,665	5,194
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	25,000	23,062
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/2030	6,450	5,876
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	9,825	8,881
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	6,150	5,546
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	5,375	4,840
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	11,555	10,314
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	15,520	13,809
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	19,720	17,515
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	19,215	17,042
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	25,215	22,398
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	3,500	3,116
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	17,380	15,386

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,464	1,352
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	10,880	9,648
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	557	519
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	10,900	9,636
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	22,275	19,773
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	18,650	16,553
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	43,265	38,666
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	22,825	20,623
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	27,475	24,830
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	15,240	13,713
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	2,928	2,698
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	26,225	23,411
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	10,025	8,835
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	26,325	23,297
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	7,750	6,875
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	12,800	11,382
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	977	910
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	11,675	10,447
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	7,675	6,837
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	10,200	9,194
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	7,650	6,805
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	7,800	6,964
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	2,136	2,006
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	47,125	44,521
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K150	3.710%	9/25/2032	49,000	46,744
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	5,800	5,476
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	15,000	14,362
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	10,000	9,718
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,700	8,156
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	4,100	3,975
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	5,468	5,143
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	5,202	5,058
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	11,212	10,618
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	6,150	6,093
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	3,600	3,530
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	13,450	13,132
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	4,625	4,435
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	5,000	4,882
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	13,350	12,906
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,075	3,013
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	9,580	9,512
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	15,150	15,038
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	7,800	7,927
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,225
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	13,600	13,907
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,095
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	17,000	16,898
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,403
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,000	12,523
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,100	8,093
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K170	5.000%	2/25/2035	7,500	7,668
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,300	2,254
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	13,060	12,801
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K176	4.385%	12/25/2035	15,090	14,736
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	41,170	40,241
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K180	4.350%	4/25/2035	24,460	23,762
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	10,040	10,085
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	7,500	7,514
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	7,000	7,036
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	12,500	12,549
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	9,050	9,100
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,950	6,014
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	4,005	4,033
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	4,651	4,698
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	7,750	7,778
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	11,500	11,711
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	9,950	10,163
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	9,675	9,852
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,200	29,760
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	8,200	8,325

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,500	3,517
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,013
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	2,500	2,481
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,800	5,785
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	31,000	30,967
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K539	4.410%	1/25/2030	22,800	22,762
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	31,750	31,583
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	27,000	26,958
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,500	3,478
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	6,180	6,161
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	5,055	5,023
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K549	4.340%	9/25/2030	25,000	24,840
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	9,000	8,880
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	12,320	12,121
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K553	4.070%	12/25/2030	10,000	9,828
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	30,000	29,658
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K561	4.120%	3/25/2031	40,880	40,216
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	19,510	19,409
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	23,016	22,357
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	2,217	2,134
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	12,400	11,895
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	8,250	7,866
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	5,508	5,231
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	15,606	14,747
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	10,275	9,758
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	9,175	8,691
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	2,125	1,994
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	10,225	10,200
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	10,100	10,023
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	12,100	12,053
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	5,500	5,591
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,736
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	6,000	6,113
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	15,500	15,456
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,111
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,000	14,174
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	44,640	44,662
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	48,000	47,610
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	40,000	39,558
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	36,710	35,896
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K765	4.170%	2/25/2033	35,350	34,491
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	4,175	4,035
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	23,775	22,390
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	5,225	4,996
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	13,170	12,228
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	22,265	19,497
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	13,375	11,692
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	14,450	11,706
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	14,075	11,098
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	19,930	15,806
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	6,005	4,748
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	11,525	9,163
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	3,449	2,970
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	13,075	10,766
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	10,075	8,022
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	9,220	7,444
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/2026	2,137	2,132
[1,3]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	31,950	32,665
[1]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	2,323	2,333
[1]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,405	1,416
[1]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,750	3,763
[1]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	30,360	30,405
[1]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	904
[1]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	12,000	11,987
[1]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,500	4,488
[1]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	14,984	14,880
[1]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	408	408
[1]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,300	1,302
[1]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	1,111	1,114
[1]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	800	804

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,150	2,175
[1]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,430	6,477
[1]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	6,309	6,344
[1]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,250	1,259
[1]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	8,130	8,068
[1]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	3,090	3,040
[1]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	9,200	9,114
[1]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	7,000	7,019
[1]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	17,700	17,535
[1]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.420%	5/15/2031	15,670	15,631
[1]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.600%	5/15/2033	12,491	12,495
[1]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	740	740
[1]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,011
[1]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	5,000	5,019
[1]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	977	977
[1]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,300	1,304
[1]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	2,100	2,105
[1]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	1,500	1,504
[1]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,900	4,894
[1]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	750	748
[1]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	12,245	12,158
[1]	GM Financial Automobile Leasing Trust Series 2026-2	4.300%	3/20/2029	11,980	11,963
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	737	737
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,294	1,305
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	3,075	3,115
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	800	804
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,152
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,425	7,493
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	2,000	1,998
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,500	3,509
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	753
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	1,000	1,000
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	600	599
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	2,000	1,996
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	500	498
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	6,313	6,242
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	5,050	4,973
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,588	2,545
[1]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	371	360
[1]	GS Mortgage Securities Trust Series 2014-GC24	4.449%	9/10/2047	625	610
[1]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	1,426	1,367
[1]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	211	211
[1]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	2,925	2,910
[1]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	8,350	8,278
[1]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	3,350	3,194
[1]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	12,250	12,087
[1]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	579
[1]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	1,000	784
[1]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	13,194	13,020
[1]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,519	3,430
[1]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	10,000	9,878
[1]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	3,150	3,084
[1]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	7,675	7,339
[1]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	2,044	1,951
[1]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	7,970	7,571
[1]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	16,200	15,277
[1]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	3,775	3,455
[1]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	7,164	6,779
[1]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	7,370	6,906
[1]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	2,110	1,960
[1]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	4,270	3,911
[1]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	7,200	6,310
[1]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	1,100	945
[1]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	210	210
[1]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	4,125	4,139
[1]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	2,083	2,093
[1]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	2,050	2,076
[1]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	1,355	1,363
[1]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	876	876
[1]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	3,000	2,991

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Harley-Davidson Motorcycle Trust Series 2025-A	4.710%	7/17/2028	862	863
[1]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	1,205	1,206
[1]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	567	568
[1]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	775	777
[1]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	1,966	1,975
[1]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	900	908
[1]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	1,000	1,008
[1]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	3,819	3,820
[1]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,400	1,399
[1]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	9,500	9,526
[1]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	3,000	3,008
[1]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,250	1,247
[1]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	750	747
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	7,570	7,537
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	749	743
[1]	Honda Auto Receivables Owner Trust Series 2025-4	3.980%	6/17/2030	24,750	24,567
[1]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	928	929
[1]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	761	764
[1]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	906	913
[1]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	1,182	1,189
[1]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,300	1,316
[1]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/2029	4,165	4,179
[1]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	1,750	1,762
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	4,537	4,550
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,518
[1]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,379
[1]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,100	4,089
[1]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,500	3,501
[1]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,000	1,000
[1]	Hyundai Auto Receivables Trust Series 2026-A	3.790%	2/18/2031	18,925	18,674
[1]	Hyundai Auto Receivables Trust Series 2026-A	3.900%	12/15/2032	12,585	12,374
[1]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	491	492
[1]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	1,025	1,027
[1]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	1,039	1,043
[1]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	1,025	1,030
[1]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	3,140	3,156
[1]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,430	1,442
[1]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,147	3,167
[1]	John Deere Owner Trust Series 2024-B	5.190%	5/15/2031	3,000	3,034
[1]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,113	2,100
[1]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,497
[1]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,500	3,485
[1]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	550	547
[1]	John Deere Owner Trust Series 2026-A	3.870%	8/15/2030	9,000	8,881
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	415	409
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	725	676
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	5,800	5,769
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	4,650	4,608
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.659%	2/15/2047	600	595
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	882	869
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	133	130
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	4,125	3,981
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	499	494
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	1,299	1,260
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	19	19
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	2,314	2,273
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	2,278	2,207
[1]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.915%	3/17/2049	267	263
[1]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	4,500	4,379
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	17,650	16,913
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	11,975	11,456
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	1,075	1,008
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	1,059	1,044
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	2,050	1,911
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	704	699
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	2,641	2,627
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	5,600	5,165
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	3,850	3,787
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	2,400	2,340
[1]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	13,125	12,961

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,575	1,541
[1]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	15,695	14,316
[1]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	3,940	3,429
[1]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,400	1,399
[1]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,500	2,508
[1]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,300	1,305
[1]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	17,350	17,242
[1]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	15,520	15,329
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	4,999	4,960
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	4,776	4,719
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	299	299
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	725	725
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	2,050	2,066
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	4,100	4,182
[1]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	800	804
[1]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,000	5,022
[1]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	4,000	4,031
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	2,875	2,619
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	2,753	2,744
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	14,200	14,123
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	4,625	4,556
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	20,000	20,760
[1]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	5,850	5,771
[1]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	4,707	4,588
[1]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	11,625	11,552
[1]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	5,000	4,771
[1]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	10,000	9,830
[1]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	14,885	14,270
[1]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,875	1,777
[1]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,625	5,372
[1]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	3,684	3,594
[1]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	8,435	8,270
[1]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	10,950	10,354
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,595	6,847
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	3.714%	7/15/2053	176	151
[1]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	10,525	9,739
[1]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,575	1,437
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	5,275	4,704
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	900	802
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	525	450
[1]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	10,560	9,376
[1]	Morgan Stanley Capital I Trust Series 2022-L8	3.917%	4/15/2055	10,450	9,745
[1]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	5,225	5,436
[1]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,632	3,786
[1]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	2,150	2,270
[1]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	503	503
[1]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/2027	13,013	13,046
[1]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	10,400	10,450
[1]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	4,000	4,014
[1]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,375	1,380
[1]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	7,550	7,544
[1]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,650	5,629
[1]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	10	10
[1]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	376	378
[1]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,500	3,541
[1]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	2,550	2,580
[1]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,150	1,149
[1]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,100	3,107
[1]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	1,075	1,076
[1]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	28,600	28,427
[1]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	23,100	22,809
[1]	Porsche Innovative Lease Owner Trust Series 2026-1A	4.410%	8/20/2029	8,705	8,697
[1]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	151	151
[1]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,825	2,751
[1]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	1,006	1,009
[1]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	913	920
[1]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	73	73
[1]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,430	1,443
[1]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,181	1,186
[1]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	4,620	4,691

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	2,234	2,249
[1]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	5,150	5,264
[1]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	688	692
[1]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	476	477
[1]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	39	39
[1]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,044
[1]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	762	763
[1]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	628	629
[1]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	1,218	1,220
[1]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	11,300	11,306
[1]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	17,490	17,460
[1]	Santander Drive Auto Receivables Trust Series 2026-1	3.930%	7/15/2030	15,085	14,946
[1]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	626	625
[1]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	6,150	6,154
[1]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	12,850	12,907
[1]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	16,500	16,583
[1]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	18,000	18,111
[1]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	5,000	5,001
[1]	Synchrony Card Funding LLC Series 2026-A1	4.180%	3/15/2032	22,690	22,500
[1]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,500	4,522
[1]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	11,975	11,853
[1]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	232	232
[1]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	340	341
[1]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,275	1,276
[1]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	1,098	1,099
[1]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,550	1,554
[1]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	1,355	1,359
[1]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	950	956
[1]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	3,100	3,143
[1]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,550	1,564
[1]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	5,000	5,024
[1]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,140	2,139
[1]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	7,200	7,234
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	6,600	6,580
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	9,030	8,961
[1]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	10,630	10,550
[1]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	6,210	6,122
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	8,000	7,923
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	7,499	7,387
[1]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	4,800	4,711
[1]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	2,150	2,108
[1]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	4,050	3,967
[1]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	8,050	7,908
[1]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	3,562	3,466
[1]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	5,325	5,218
[1]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	8,225	8,097
[1]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	4,375	4,261
[1]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	6,321	6,210
[1]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	15,850	15,545
[1]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	4,225	4,091
[1]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	15,800	15,570
[1]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	10,475	10,320
[1]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	2,650	2,618
[1]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	5,975	5,895
[1]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,840
[1]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	5,825	5,743
[1]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,075	1,042
[1]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	12,950	12,824
[1]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	8,975	8,812
[1]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	5,250	5,033
[1]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,575	1,496
[1]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	6,475	6,102
[1]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	3,800	3,555
[1]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	2,300	2,124
[1]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	3,400	3,419
[1]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,039
[1]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	11,825	11,810
[1]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,506
[1]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,050
[1]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,400	7,413

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	6,800	6,730
[1]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	3,301	3,306
[1]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,500	3,506
[1]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	751
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	982	985
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	850	853
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	2,062	2,075
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,600	2,632
[1]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,010
[1]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,154
[1]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	11,960	11,789
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,800	1,742
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/2049	428	427
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	3,243	3,163
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	5,375	5,207
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	8,025	7,916
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	2,150	2,100
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	13,300	13,069
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	3,028	2,978
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	15,825	15,624
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,742	2,689
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	10,550	10,400
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	10,125	9,996
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	6,100	6,020
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	10,600	10,500
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	4,051	3,998
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	13,225	12,949
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	7,650	7,387
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	11,175	10,636
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	2,825	2,660
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	4,750	4,411
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	10,700	10,105
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	6,405	6,047
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	12,750	11,864
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	2,250	2,070
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	2,775	2,473
[1]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	5,820	5,233
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	7,000	7,176
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,577
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	3,925	3,988
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	40,100	40,418
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	4,000	4,024
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	15,000	15,200
[1]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.034%	3/15/2059	68,230	68,432
[1]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.250%	3/15/2059	10,910	10,858
[1]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	11,175	11,227
[1]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,503
[1]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	8,500	8,503
[1]	WF Card Issuance Trust Series 2026-A1	4.080%	4/15/2031	20,665	20,509
[1]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	192	188
[1]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,675	1,583
[1]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	113	111
[1]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	1,135	1,133
[1]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	593	594
[1]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,585	1,588
[1]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	706	707
[1]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,150	4,157
[1]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	802	804
[1]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	525	528
[1]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	1,153	1,161
[1]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,016
[1]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	3,045	3,054
[1]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,750	1,760
[1]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	3,526	3,546
[1]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,528
[1]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,224	2,226
[1]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	1,975	1,972
[1]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	2,300	2,308
[1]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,300	1,307
[1]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,750	1,750

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	800	801
[1]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,900	4,878
[1]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	750	743
[1]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	6,405	6,325
[1]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,001
[1]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,502
[1]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,600	2,612
[1]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,170	2,156
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,000,855)					7,705,356
Corporate Bonds (25.4%)
Communications (2.1%)
	Airbnb Inc.	4.400%	3/16/2029	24,213	24,073
	Airbnb Inc.	4.650%	3/16/2031	22,288	22,140
	Airbnb Inc.	5.250%	3/16/2036	10,675	10,635
	Alphabet Inc.	0.800%	8/15/2027	11,123	10,731
	Alphabet Inc.	3.875%	11/15/2028	11,687	11,580
	Alphabet Inc.	3.700%	2/15/2029	22,886	22,519
	Alphabet Inc.	1.100%	8/15/2030	67,926	59,584
	Alphabet Inc.	4.100%	11/15/2030	34,985	34,430
	Alphabet Inc.	4.100%	2/15/2031	22,253	21,866
	Alphabet Inc.	4.375%	11/15/2032	16,643	16,385
	Alphabet Inc.	4.400%	2/15/2033	22,270	21,796
	Alphabet Inc.	4.500%	5/15/2035	13,785	13,450
	Alphabet Inc.	4.700%	11/15/2035	20,844	20,414
	Alphabet Inc.	4.800%	2/15/2036	78,647	77,284
	Alphabet Inc.	1.900%	8/15/2040	17,357	11,529
	Alphabet Inc.	5.350%	11/15/2045	26,177	25,380
	Alphabet Inc.	5.500%	2/15/2046	20,773	20,451
	Alphabet Inc.	2.050%	8/15/2050	27,785	14,839
	Alphabet Inc.	5.250%	5/15/2055	6,065	5,671
	Alphabet Inc.	5.450%	11/15/2055	53,350	51,134
	Alphabet Inc.	5.650%	2/15/2056	58,526	57,804
	Alphabet Inc.	2.250%	8/15/2060	39,289	19,666
	Alphabet Inc.	5.300%	5/15/2065	7,502	6,879
	Alphabet Inc.	5.750%	2/15/2066	11,229	11,098
	Alphabet Inc.	5.700%	11/15/2075	24,130	23,208
	America Movil SAB de CV	3.625%	4/22/2029	15,577	15,129
	America Movil SAB de CV	2.875%	5/7/2030	9,816	9,139
	America Movil SAB de CV	4.700%	7/21/2032	10,050	9,903
	America Movil SAB de CV	5.000%	1/20/2033	9,476	9,433
	America Movil SAB de CV	6.375%	3/1/2035	14,638	15,855
	America Movil SAB de CV	6.125%	11/15/2037	8,012	8,414
	America Movil SAB de CV	6.125%	3/30/2040	31,307	32,602
	America Movil SAB de CV	4.375%	7/16/2042	9,229	7,957
	America Movil SAB de CV	4.375%	4/22/2049	13,741	11,433
	AppLovin Corp.	5.125%	12/1/2029	12,206	12,296
	AppLovin Corp.	5.375%	12/1/2031	37,674	38,180
	AppLovin Corp.	5.950%	12/1/2054	11,704	11,270
	AT&T Inc.	1.650%	2/1/2028	43,868	41,929
[1]	AT&T Inc.	4.100%	2/15/2028	29,570	29,342
	AT&T Inc.	4.350%	3/1/2029	30,189	29,993
[1]	AT&T Inc.	4.300%	2/15/2030	41,850	41,275
	AT&T Inc.	4.700%	8/15/2030	8,804	8,806
	AT&T Inc.	4.400%	4/30/2031	14,490	14,248
	AT&T Inc.	2.250%	2/1/2032	18,944	16,485
	AT&T Inc.	4.550%	11/1/2032	27,405	26,754
	AT&T Inc.	4.750%	4/30/2033	24,679	24,153
	AT&T Inc.	2.550%	12/1/2033	28,355	23,826
	AT&T Inc.	5.400%	2/15/2034	59,125	59,942
	AT&T Inc.	4.500%	5/15/2035	32,867	30,975
	AT&T Inc.	5.375%	8/15/2035	7,558	7,591
	AT&T Inc.	4.900%	11/1/2035	26,721	25,872
	AT&T Inc.	5.125%	4/30/2036	11,569	11,341
	AT&T Inc.	5.250%	10/30/2036	31,455	30,862
	AT&T Inc.	5.250%	3/1/2037	13,008	12,773
	AT&T Inc.	4.900%	8/15/2037	8,908	8,483
	AT&T Inc.	4.850%	3/1/2039	36,631	34,066
	AT&T Inc.	5.350%	9/1/2040	125	121

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.500%	6/1/2041	42,833	32,953
AT&T Inc.	5.550%	8/15/2041	1,675	1,624
AT&T Inc.	4.300%	12/15/2042	25,132	20,751
AT&T Inc.	4.650%	6/1/2044	16,598	14,063
AT&T Inc.	4.350%	6/15/2045	18,325	14,736
AT&T Inc.	5.550%	11/1/2045	21,708	20,409
AT&T Inc.	5.850%	4/30/2046	31,564	30,403
AT&T Inc.	4.750%	5/15/2046	59,688	50,252
AT&T Inc.	5.450%	3/1/2047	6,054	5,572
AT&T Inc.	4.500%	3/9/2048	33,797	27,068
AT&T Inc.	4.550%	3/9/2049	13,477	10,824
AT&T Inc.	3.650%	6/1/2051	41,792	28,453
AT&T Inc.	3.500%	9/15/2053	61,538	39,921
AT&T Inc.	5.700%	11/1/2054	36,393	33,822
AT&T Inc.	3.550%	9/15/2055	104,938	67,462
AT&T Inc.	6.000%	4/30/2056	22,825	22,075
AT&T Inc.	6.050%	8/15/2056	19,519	18,998
AT&T Inc.	6.200%	10/30/2056	26,040	25,751
AT&T Inc.	3.800%	12/1/2057	92,055	61,431
AT&T Inc.	3.650%	9/15/2059	111,615	71,297
AT&T Inc.	3.850%	6/1/2060	18,924	12,628
AT&T Inc.	6.300%	10/30/2066	15,275	15,145
Baidu Inc.	3.625%	7/6/2027	14,375	14,247
Baidu Inc.	4.375%	3/29/2028	10,735	10,701
Baidu Inc.	4.875%	11/14/2028	7,174	7,224
Baidu Inc.	3.425%	4/7/2030	6,040	5,815
Baidu Inc.	2.375%	10/9/2030	4,304	3,949
Baidu Inc.	2.375%	8/23/2031	7,842	7,065
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	50,083	50,033
Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	8,675	8,609
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	10,660	8,847
Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	1,157	936
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	22,173	20,853
Booking Holdings Inc.	3.550%	3/15/2028	4,652	4,583
Booking Holdings Inc.	5.375%	5/7/2036	6,319	6,316
British Telecommunications Ltd.	5.125%	12/4/2028	8,990	9,060
British Telecommunications Ltd.	9.625%	12/15/2030	36,767	43,459
Charter Communications Operating LLC	3.750%	2/15/2028	22,542	22,095
Charter Communications Operating LLC	4.200%	3/15/2028	28,867	28,484
Charter Communications Operating LLC	2.250%	1/15/2029	30,753	28,652
Charter Communications Operating LLC	5.050%	3/30/2029	23,231	23,143
Charter Communications Operating LLC	6.100%	6/1/2029	26,378	27,016
Charter Communications Operating LLC	2.800%	4/1/2031	9,804	8,739
Charter Communications Operating LLC	2.300%	2/1/2032	27,229	23,071
Charter Communications Operating LLC	4.400%	4/1/2033	17,626	16,216
Charter Communications Operating LLC	6.650%	2/1/2034	18,187	18,655
Charter Communications Operating LLC	6.550%	6/1/2034	21,632	22,072
Charter Communications Operating LLC	6.384%	10/23/2035	43,140	43,076
Charter Communications Operating LLC	5.850%	12/1/2035	18,621	18,018
Charter Communications Operating LLC	3.500%	6/1/2041	33,114	23,154
Charter Communications Operating LLC	3.500%	3/1/2042	17,641	12,194
Charter Communications Operating LLC	6.484%	10/23/2045	47,505	43,638
Charter Communications Operating LLC	5.375%	5/1/2047	34,037	27,438
Charter Communications Operating LLC	5.750%	4/1/2048	42,994	36,204
Charter Communications Operating LLC	5.125%	7/1/2049	24,593	19,007
Charter Communications Operating LLC	4.800%	3/1/2050	45,160	33,668
Charter Communications Operating LLC	3.700%	4/1/2051	38,502	23,907
Charter Communications Operating LLC	3.900%	6/1/2052	7,555	4,813
Charter Communications Operating LLC	5.250%	4/1/2053	8,495	6,633
Charter Communications Operating LLC	6.834%	10/23/2055	12,308	11,512
Charter Communications Operating LLC	6.700%	12/1/2055	18,558	17,678
Charter Communications Operating LLC	3.850%	4/1/2061	24,806	14,507
Charter Communications Operating LLC	4.400%	12/1/2061	26,642	17,111
Charter Communications Operating LLC	3.950%	6/30/2062	15,013	8,864
Charter Communications Operating LLC	5.500%	4/1/2063	10,613	8,141
Comcast Corp.	4.150%	10/15/2028	60,123	59,581
Comcast Corp.	2.650%	2/1/2030	29,323	27,321
Comcast Corp.	3.400%	4/1/2030	25,908	24,740
Comcast Corp.	4.250%	10/15/2030	32,074	31,449
Comcast Corp.	1.950%	1/15/2031	14,911	13,149

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	1.500%	2/15/2031	7,577	6,539
Comcast Corp.	4.950%	5/15/2032	7,265	7,285
Comcast Corp.	4.250%	1/15/2033	25,879	24,677
Comcast Corp.	7.050%	3/15/2033	7,095	7,887
Comcast Corp.	4.800%	5/15/2033	4,438	4,367
Comcast Corp.	4.200%	8/15/2034	22,591	20,991
Comcast Corp.	5.300%	5/15/2035	12,889	12,917
Comcast Corp.	5.650%	6/15/2035	8,989	9,134
Comcast Corp.	4.400%	8/15/2035	35,332	32,824
Comcast Corp.	6.500%	11/15/2035	8,462	9,024
Comcast Corp.	3.200%	7/15/2036	16,379	13,591
Comcast Corp.	6.450%	3/15/2037	15,560	16,718
Comcast Corp.	3.900%	3/1/2038	8,551	7,233
Comcast Corp.	4.600%	10/15/2038	41,340	37,302
Comcast Corp.	6.550%	7/1/2039	6,014	6,401
Comcast Corp.	3.250%	11/1/2039	14,896	11,353
Comcast Corp.	3.750%	4/1/2040	32,026	25,611
Comcast Corp.	4.650%	7/15/2042	12,561	10,714
Comcast Corp.	4.750%	3/1/2044	3,295	2,764
Comcast Corp.	4.600%	8/15/2045	21,993	17,836
Comcast Corp.	3.400%	7/15/2046	42,559	28,758
Comcast Corp.	4.000%	8/15/2047	16,879	12,243
Comcast Corp.	3.969%	11/1/2047	22,847	16,438
Comcast Corp.	4.000%	3/1/2048	23,928	17,369
Comcast Corp.	4.700%	10/15/2048	25,590	20,470
Comcast Corp.	3.999%	11/1/2049	13,065	9,272
Comcast Corp.	3.450%	2/1/2050	25,632	16,471
Comcast Corp.	2.800%	1/15/2051	33,819	18,991
Comcast Corp.	2.887%	11/1/2051	87,555	49,578
Comcast Corp.	2.450%	8/15/2052	16,551	8,468
Comcast Corp.	5.350%	5/15/2053	5,956	5,141
Comcast Corp.	5.650%	6/1/2054	16,773	15,137
Comcast Corp.	6.050%	5/15/2055	8,281	7,924
Comcast Corp.	2.937%	11/1/2056	89,768	48,531
Comcast Corp.	4.950%	10/15/2058	16,252	13,045
Comcast Corp.	2.650%	8/15/2062	7,381	3,568
Comcast Corp.	2.987%	11/1/2063	43,690	22,743
Comcast Corp.	5.500%	5/15/2064	4,169	3,585
Deutsche Telekom International Finance BV	8.250%	6/15/2030	59,149	66,542
Deutsche Telekom International Finance BV	9.250%	6/1/2032	1,169	1,422
Electronic Arts Inc.	1.850%	2/15/2031	5,971	5,515
Electronic Arts Inc.	2.950%	2/15/2051	8,437	6,511
Expedia Group Inc.	4.625%	8/1/2027	12,427	12,436
Expedia Group Inc.	3.800%	2/15/2028	15,009	14,820
Expedia Group Inc.	3.250%	2/15/2030	3,769	3,578
Expedia Group Inc.	2.950%	3/15/2031	5,276	4,847
Expedia Group Inc.	5.400%	2/15/2035	13,344	13,212
Expedia Group Inc.	5.500%	4/15/2036	10,851	10,745
FactSet Research Systems Inc.	3.450%	3/1/2032	7,053	6,348
Fox Corp.	4.709%	1/25/2029	77,251	77,197
Fox Corp.	3.500%	4/8/2030	10,636	10,173
Fox Corp.	6.500%	10/13/2033	7,110	7,565
Fox Corp.	5.476%	1/25/2039	15,109	14,617
Fox Corp.	5.576%	1/25/2049	21,616	20,031
Koninklijke KPN NV	8.375%	10/1/2030	7,751	8,826
MercadoLibre Inc.	4.900%	1/15/2033	10,931	10,627
Meta Platforms Inc.	3.500%	8/15/2027	24,708	24,502
Meta Platforms Inc.	4.600%	5/15/2028	23,257	23,378
Meta Platforms Inc.	4.300%	8/15/2029	16,008	15,975
Meta Platforms Inc.	4.800%	5/15/2030	13,022	13,153
Meta Platforms Inc.	4.200%	11/15/2030	22,875	22,513
Meta Platforms Inc.	4.550%	5/15/2031	61,200	60,871
Meta Platforms Inc.	4.550%	8/15/2031	18,594	18,510
Meta Platforms Inc.	3.850%	8/15/2032	48,989	46,277
Meta Platforms Inc.	4.600%	11/15/2032	54,559	53,652
Meta Platforms Inc.	4.875%	5/15/2033	28,142	27,881
Meta Platforms Inc.	4.950%	5/15/2033	3,522	3,520
Meta Platforms Inc.	4.750%	8/15/2034	27,289	26,783
Meta Platforms Inc.	4.875%	11/15/2035	22,004	21,411
Meta Platforms Inc.	5.250%	5/15/2036	76,421	75,864

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	5.500%	11/15/2045	65,691	60,966
	Meta Platforms Inc.	6.200%	5/15/2046	53,327	53,339
	Meta Platforms Inc.	4.450%	8/15/2052	28,501	21,959
	Meta Platforms Inc.	5.600%	5/15/2053	36,115	32,859
	Meta Platforms Inc.	5.400%	8/15/2054	47,753	42,196
[1]	Meta Platforms Inc.	5.625%	11/15/2055	74,395	67,418
	Meta Platforms Inc.	6.300%	5/15/2056	98,771	98,286
	Meta Platforms Inc.	4.650%	8/15/2062	22,275	16,876
	Meta Platforms Inc.	5.750%	5/15/2063	31,155	28,055
	Meta Platforms Inc.	5.550%	8/15/2064	37,250	32,552
	Meta Platforms Inc.	5.750%	11/15/2065	58,865	52,862
	Meta Platforms Inc.	6.450%	5/15/2066	53,225	52,631
	NBCUniversal Media LLC	4.450%	1/15/2043	8,445	7,186
	Netflix Inc.	4.875%	4/15/2028	40,136	40,440
	Netflix Inc.	5.875%	11/15/2028	45,726	47,175
	Netflix Inc.	6.375%	5/15/2029	19,907	20,911
[6]	Netflix Inc.	5.375%	11/15/2029	6,682	6,853
[6]	Netflix Inc.	4.875%	6/15/2030	9,059	9,109
	Omnicom Group Inc.	4.650%	10/1/2028	6,184	6,174
	Omnicom Group Inc.	4.200%	3/2/2029	7,717	7,613
	Omnicom Group Inc.	4.750%	3/30/2030	4,599	4,602
	Omnicom Group Inc.	2.450%	4/30/2030	11,855	10,891
	Omnicom Group Inc.	4.200%	6/1/2030	9,957	9,761
	Omnicom Group Inc.	2.400%	3/1/2031	6,265	5,611
	Omnicom Group Inc.	2.600%	8/1/2031	19,128	17,159
	Omnicom Group Inc.	5.000%	6/2/2033	10,610	10,419
	Omnicom Group Inc.	5.300%	11/1/2034	7,510	7,444
	Omnicom Group Inc.	5.300%	6/2/2036	7,952	7,752
	Omnicom Group Inc.	3.375%	3/1/2041	3,581	2,678
	Omnicom Group Inc.	5.400%	10/1/2048	7,823	6,994
	Orange SA	9.000%	3/1/2031	32,220	37,617
	Orange SA	5.375%	1/13/2042	18,106	17,487
	Orange SA	5.500%	2/6/2044	6,580	6,447
[6]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	50,000	49,928
	Rogers Communications Inc.	5.000%	2/15/2029	23,701	23,849
	Rogers Communications Inc.	3.800%	3/15/2032	23,566	21,952
	Rogers Communications Inc.	5.300%	2/15/2034	36,303	36,002
	Rogers Communications Inc.	7.500%	8/15/2038	3,724	4,218
	Rogers Communications Inc.	4.500%	3/15/2042	23,760	20,138
	Rogers Communications Inc.	4.550%	3/15/2052	28,063	22,295
[6]	Space Exploration Technologies Corp.	5.350%	7/15/2031	52,740	52,682
[6]	Space Exploration Technologies Corp.	5.650%	7/15/2033	70,400	70,001
[6]	Space Exploration Technologies Corp.	5.875%	7/15/2036	125,034	123,379
[6]	Space Exploration Technologies Corp.	6.600%	7/15/2046	55,334	53,825
[6]	Space Exploration Technologies Corp.	6.650%	7/15/2056	73,824	71,192
	Sprint Capital Corp.	6.875%	11/15/2028	32,939	34,503
	Sprint Capital Corp.	8.750%	3/15/2032	30,854	36,345
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	10,415	10,464
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	7,015	6,683
	Telefonica Emisiones SA	7.045%	6/20/2036	22,600	25,035
	Telefonica Emisiones SA	4.665%	3/6/2038	14,044	12,846
	Telefonica Emisiones SA	5.213%	3/8/2047	26,065	23,176
	Telefonica Emisiones SA	4.895%	3/6/2048	7,989	6,772
	Telefonica Emisiones SA	5.520%	3/1/2049	30,741	28,273
	Telefonica Europe BV	8.250%	9/15/2030	13,559	15,228
	TELUS Corp.	3.400%	5/13/2032	13,524	12,308
	TELUS Corp.	4.600%	11/16/2048	4,258	3,566
	TELUS Corp.	4.300%	6/15/2049	6,514	5,197
	Tencent Music Entertainment Group	2.000%	9/3/2030	7,319	6,590
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	3,859	4,282
	Time Warner Cable LLC	6.550%	5/1/2037	31,596	31,311
	Time Warner Cable LLC	6.750%	6/15/2039	19,591	19,150
	Time Warner Cable LLC	5.500%	9/1/2041	6,685	5,710
	Time Warner Cable LLC	4.500%	9/15/2042	12,124	9,136
	T-Mobile USA Inc.	2.050%	2/15/2028	35,487	34,105
	T-Mobile USA Inc.	4.950%	3/15/2028	17,184	17,296
	T-Mobile USA Inc.	4.800%	7/15/2028	17,886	17,965
	T-Mobile USA Inc.	2.625%	2/15/2029	12,730	12,107
	T-Mobile USA Inc.	2.400%	3/15/2029	6,262	5,910
	T-Mobile USA Inc.	3.375%	4/15/2029	13,241	12,806

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.200%	10/1/2029	2,135	2,109
	T-Mobile USA Inc.	3.875%	4/15/2030	156,403	151,566
	T-Mobile USA Inc.	2.550%	2/15/2031	45,026	40,844
	T-Mobile USA Inc.	2.875%	2/15/2031	17,510	16,108
	T-Mobile USA Inc.	3.500%	4/15/2031	35,407	33,426
	T-Mobile USA Inc.	2.250%	11/15/2031	12,437	10,920
	T-Mobile USA Inc.	2.700%	3/15/2032	13,912	12,367
	T-Mobile USA Inc.	4.625%	1/15/2033	3,581	3,496
	T-Mobile USA Inc.	5.200%	1/15/2033	50,175	50,764
	T-Mobile USA Inc.	5.050%	7/15/2033	64,128	64,016
	T-Mobile USA Inc.	5.750%	1/15/2034	2,324	2,407
	T-Mobile USA Inc.	5.150%	4/15/2034	12,813	12,845
	T-Mobile USA Inc.	4.950%	11/15/2035	10,904	10,641
	T-Mobile USA Inc.	5.000%	2/15/2036	15,509	15,159
	T-Mobile USA Inc.	4.375%	4/15/2040	34,454	30,398
	T-Mobile USA Inc.	3.000%	2/15/2041	17,163	12,674
	T-Mobile USA Inc.	4.500%	4/15/2050	48,031	38,798
	T-Mobile USA Inc.	3.300%	2/15/2051	60,087	39,242
	T-Mobile USA Inc.	3.400%	10/15/2052	28,370	18,606
	T-Mobile USA Inc.	5.650%	1/15/2053	16,527	15,543
	T-Mobile USA Inc.	5.750%	1/15/2054	17,602	16,755
	T-Mobile USA Inc.	5.250%	6/15/2055	29,264	25,922
	T-Mobile USA Inc.	5.875%	11/15/2055	8,372	8,145
	T-Mobile USA Inc.	5.700%	1/15/2056	2,680	2,538
	T-Mobile USA Inc.	5.850%	2/15/2056	11,359	11,005
	T-Mobile USA Inc.	3.600%	11/15/2060	28,501	18,482
	T-Mobile USA Inc.	5.800%	9/15/2062	684	656
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	7,094	7,891
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	12,358	9,833
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	2,950	2,437
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	7,728	5,292
	Uber Technologies Inc.	4.300%	1/15/2030	41,858	41,378
	Uber Technologies Inc.	4.150%	1/15/2031	25,574	24,971
	Uber Technologies Inc.	4.800%	9/15/2034	27,236	26,661
	Uber Technologies Inc.	4.800%	9/15/2035	29,482	28,624
	Uber Technologies Inc.	5.350%	9/15/2054	42,355	39,365
	VeriSign Inc.	2.700%	6/15/2031	10,922	9,807
	VeriSign Inc.	5.100%	7/15/2031	8,800	8,825
	VeriSign Inc.	5.250%	6/1/2032	7,538	7,570
	Verizon Communications Inc.	4.329%	9/21/2028	16,664	16,609
	Verizon Communications Inc.	4.016%	12/3/2029	30,371	29,809
	Verizon Communications Inc.	3.150%	3/22/2030	17,097	16,237
	Verizon Communications Inc.	1.500%	9/18/2030	18,679	16,448
	Verizon Communications Inc.	1.680%	10/30/2030	23,170	20,451
	Verizon Communications Inc.	1.750%	1/20/2031	36,972	32,468
	Verizon Communications Inc.	2.550%	3/21/2031	51,245	46,523
	Verizon Communications Inc.	2.355%	3/15/2032	42,698	37,316
	Verizon Communications Inc.	4.750%	1/15/2033	16,576	16,322
	Verizon Communications Inc.	5.050%	5/9/2033	20,963	21,118
	Verizon Communications Inc.	4.500%	8/10/2033	45,143	43,646
	Verizon Communications Inc.	4.400%	11/1/2034	39,734	37,701
	Verizon Communications Inc.	4.780%	2/15/2035	23,940	23,117
	Verizon Communications Inc.	5.250%	4/2/2035	18,804	18,800
	Verizon Communications Inc.	4.272%	1/15/2036	20,342	18,740
	Verizon Communications Inc.	5.000%	1/15/2036	30,058	29,310
	Verizon Communications Inc.	5.250%	3/16/2037	15,567	15,394
	Verizon Communications Inc.	5.401%	7/2/2037	40,196	40,090
	Verizon Communications Inc.	4.812%	3/15/2039	17,629	16,396
	Verizon Communications Inc.	2.650%	11/20/2040	23,474	16,585
	Verizon Communications Inc.	3.400%	3/22/2041	54,535	42,136
	Verizon Communications Inc.	2.850%	9/3/2041	17,163	12,211
	Verizon Communications Inc.	4.750%	11/1/2041	11,242	10,067
	Verizon Communications Inc.	3.850%	11/1/2042	8,627	6,881
	Verizon Communications Inc.	5.750%	11/30/2045	34,328	33,386
	Verizon Communications Inc.	4.862%	8/21/2046	43,342	37,692
	Verizon Communications Inc.	5.500%	3/16/2047	8,562	8,130
	Verizon Communications Inc.	4.522%	9/15/2048	17,528	14,464
	Verizon Communications Inc.	4.000%	3/22/2050	22,826	17,326
	Verizon Communications Inc.	3.550%	3/22/2051	14,961	10,398
	Verizon Communications Inc.	3.875%	3/1/2052	945	690

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.875%	11/30/2055	44,806	43,477
Verizon Communications Inc.	6.200%	5/14/2056	21,037	21,275
Verizon Communications Inc.	2.987%	10/30/2056	71,311	41,956
Verizon Communications Inc.	6.050%	5/14/2058	26,653	26,891
Verizon Communications Inc.	3.000%	11/20/2060	25,385	14,518
Verizon Communications Inc.	3.700%	3/22/2061	4,690	3,141
Verizon Communications Inc.	6.000%	11/30/2065	36,708	35,579
Vodafone Group plc	4.800%	6/18/2031	13,329	13,238
Vodafone Group plc	5.350%	6/18/2036	15,027	14,904
Vodafone Group plc	6.150%	2/27/2037	6,249	6,613
Vodafone Group plc	5.250%	5/30/2048	23,066	20,699
Vodafone Group plc	4.875%	6/19/2049	42,419	36,023
Vodafone Group plc	4.250%	9/17/2050	19,100	14,696
Vodafone Group plc	5.625%	2/10/2053	23,663	21,997
Vodafone Group plc	6.100%	6/18/2056	22,925	22,512
Vodafone Group plc	5.750%	2/10/2063	4,891	4,539
Vodafone Group plc	5.875%	6/28/2064	13,330	12,586
Walt Disney Co.	2.200%	1/13/2028	12,563	12,190
Walt Disney Co.	3.750%	3/14/2029	12,985	12,777
Walt Disney Co.	2.000%	9/1/2029	22,130	20,552
Walt Disney Co.	3.800%	3/22/2030	14,383	14,054
Walt Disney Co.	2.650%	1/13/2031	13,708	12,659
Walt Disney Co.	4.000%	3/14/2031	22,100	21,592
Walt Disney Co.	6.550%	3/15/2033	11,267	12,453
Walt Disney Co.	6.200%	12/15/2034	10,741	11,707
Walt Disney Co.	6.400%	12/15/2035	46,121	50,813
Walt Disney Co.	4.625%	3/14/2036	13,243	12,846
Walt Disney Co.	4.625%	3/23/2040	15,193	14,162
Walt Disney Co.	3.500%	5/13/2040	24,235	19,861
Walt Disney Co.	5.400%	10/1/2043	10,780	10,553
Walt Disney Co.	4.750%	9/15/2044	17,988	16,124
Walt Disney Co.	4.950%	10/15/2045	2,816	2,571
Walt Disney Co.	4.750%	11/15/2046	9,194	8,157
Walt Disney Co.	2.750%	9/1/2049	27,358	17,009
Walt Disney Co.	4.700%	3/23/2050	25,554	22,370
Walt Disney Co.	3.600%	1/13/2051	24,438	17,835
Walt Disney Co.	3.800%	5/13/2060	15,404	11,140
Weibo Corp.	3.375%	7/8/2030	10,000	9,373
WPP 2025 LLC	6.500%	3/30/2036	9,630	9,442
				8,254,455
Consumer Discretionary (1.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	32,415	31,971
Alibaba Group Holding Ltd.	4.875%	5/26/2030	13,460	13,638
Alibaba Group Holding Ltd.	2.125%	2/9/2031	18,691	16,839
Alibaba Group Holding Ltd.	4.500%	11/28/2034	10,311	10,032
Alibaba Group Holding Ltd.	5.250%	5/26/2035	17,750	18,144
Alibaba Group Holding Ltd.	4.000%	12/6/2037	12,493	11,280
Alibaba Group Holding Ltd.	4.200%	12/6/2047	25,130	20,635
Alibaba Group Holding Ltd.	3.150%	2/9/2051	24,993	16,734
Alibaba Group Holding Ltd.	5.625%	11/26/2054	4,050	4,023
Alibaba Group Holding Ltd.	4.400%	12/6/2057	16,261	13,223
Alibaba Group Holding Ltd.	3.250%	2/9/2061	14,472	9,191
Amazon.com Inc.	3.150%	8/22/2027	56,589	55,909
Amazon.com Inc.	4.550%	12/1/2027	17,763	17,843
Amazon.com Inc.	3.850%	3/13/2028	25,721	25,545
Amazon.com Inc.	1.650%	5/12/2028	45,334	43,194
Amazon.com Inc.	3.900%	11/20/2028	52,259	51,717
Amazon.com Inc.	4.000%	3/13/2029	25,206	24,936
Amazon.com Inc.	3.450%	4/13/2029	34,403	33,574
Amazon.com Inc.	4.650%	12/1/2029	15,901	16,005
Amazon.com Inc.	1.500%	6/3/2030	11,173	9,975
Amazon.com Inc.	4.100%	11/20/2030	40,404	39,718
Amazon.com Inc.	4.250%	3/13/2031	64,383	63,401
Amazon.com Inc.	2.100%	5/12/2031	66,076	58,897
Amazon.com Inc.	3.600%	4/13/2032	4,356	4,127
Amazon.com Inc.	4.700%	12/1/2032	11,382	11,433
Amazon.com Inc.	4.550%	3/13/2033	45,302	44,568
Amazon.com Inc.	4.350%	3/20/2033	46,163	44,942
Amazon.com Inc.	4.800%	12/5/2034	7,224	7,243

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	4.650%	11/20/2035	3,705	3,604
	Amazon.com Inc.	4.875%	3/13/2036	91,856	90,408
	Amazon.com Inc.	3.875%	8/22/2037	84,256	75,380
	Amazon.com Inc.	2.875%	5/12/2041	27,650	20,474
	Amazon.com Inc.	4.950%	12/5/2044	9,138	8,540
	Amazon.com Inc.	5.650%	3/13/2046	36,267	35,895
	Amazon.com Inc.	4.050%	8/22/2047	23,133	18,329
	Amazon.com Inc.	2.500%	6/3/2050	32,548	18,858
	Amazon.com Inc.	3.100%	5/12/2051	26,289	17,075
	Amazon.com Inc.	3.950%	4/13/2052	1,330	1,011
	Amazon.com Inc.	5.450%	11/20/2055	5,231	4,947
	Amazon.com Inc.	5.800%	3/13/2056	90,896	90,110
	Amazon.com Inc.	4.250%	8/22/2057	25,765	19,965
	Amazon.com Inc.	2.700%	6/3/2060	6,238	3,382
	Amazon.com Inc.	3.250%	5/12/2061	45,272	27,863
	Amazon.com Inc.	4.100%	4/13/2062	29,439	21,791
	Amazon.com Inc.	5.550%	11/20/2065	36,384	34,019
	Amazon.com Inc.	5.950%	3/13/2066	73,750	73,219
	Amazon.com Inc.	6.050%	3/13/2076	42,990	42,841
	American Honda Finance Corp.	4.550%	7/9/2027	10,790	10,810
[1]	American Honda Finance Corp.	4.900%	7/9/2027	6,585	6,613
[1]	American Honda Finance Corp.	4.450%	10/22/2027	15,236	15,218
	American Honda Finance Corp.	4.550%	3/3/2028	5,433	5,426
[1]	American Honda Finance Corp.	2.000%	3/24/2028	18,172	17,385
[1]	American Honda Finance Corp.	4.550%	4/10/2028	5,732	5,723
[1]	American Honda Finance Corp.	5.125%	7/7/2028	11,573	11,672
	American Honda Finance Corp.	4.250%	9/1/2028	28,125	27,900
	American Honda Finance Corp.	5.650%	11/15/2028	8,310	8,482
	American Honda Finance Corp.	4.150%	1/8/2029	13,298	13,133
[1]	American Honda Finance Corp.	2.250%	1/12/2029	4,585	4,322
[1]	American Honda Finance Corp.	4.400%	9/5/2029	8,491	8,401
	American Honda Finance Corp.	4.800%	3/5/2030	12,017	11,989
	American Honda Finance Corp.	4.600%	4/17/2030	27,745	27,477
[1]	American Honda Finance Corp.	4.500%	9/4/2030	33,075	32,584
	American Honda Finance Corp.	4.450%	1/8/2031	7,855	7,695
[1]	American Honda Finance Corp.	1.800%	1/13/2031	11,447	10,017
[1]	American Honda Finance Corp.	4.900%	4/10/2031	4,833	4,816
[1]	American Honda Finance Corp.	5.050%	7/10/2031	15,051	15,082
[1]	American Honda Finance Corp.	4.850%	10/23/2031	5,830	5,790
	American Honda Finance Corp.	5.150%	7/9/2032	5,250	5,262
[1]	American Honda Finance Corp.	5.200%	4/8/2033	3,857	3,862
[1]	American Honda Finance Corp.	4.900%	1/10/2034	9,776	9,581
	American Honda Finance Corp.	5.200%	3/5/2035	11,246	11,175
	American Honda Finance Corp.	5.100%	1/8/2036	12,779	12,547
[1]	American University	3.672%	4/1/2049	6,314	4,749
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	2,881	1,787
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	15,506	11,661
	AutoNation Inc.	3.800%	11/15/2027	8,255	8,155
	AutoNation Inc.	1.950%	8/1/2028	3,115	2,939
	AutoNation Inc.	4.450%	1/15/2029	9,210	9,119
	AutoNation Inc.	4.750%	6/1/2030	6,704	6,651
	AutoNation Inc.	2.400%	8/1/2031	7,291	6,418
	AutoNation Inc.	3.850%	3/1/2032	1,521	1,419
	AutoNation Inc.	5.890%	3/15/2035	4,063	4,146
	AutoZone Inc.	4.500%	2/1/2028	5,225	5,220
	AutoZone Inc.	6.250%	11/1/2028	12,038	12,455
	AutoZone Inc.	3.750%	4/18/2029	13,504	13,191
	AutoZone Inc.	5.100%	7/15/2029	17,234	17,461
	AutoZone Inc.	4.000%	4/15/2030	16,766	16,335
	AutoZone Inc.	5.125%	6/15/2030	2,287	2,317
	AutoZone Inc.	1.650%	1/15/2031	8,456	7,375
	AutoZone Inc.	4.750%	8/1/2032	23,249	22,990
	AutoZone Inc.	4.750%	2/1/2033	5,316	5,233
	AutoZone Inc.	5.200%	8/1/2033	5,570	5,609
	AutoZone Inc.	6.550%	11/1/2033	2,552	2,765
	AutoZone Inc.	5.400%	7/15/2034	5,645	5,737
	Best Buy Co. Inc.	4.450%	10/1/2028	17,425	17,372
	Best Buy Co. Inc.	1.950%	10/1/2030	2,168	1,930
	Block Financial LLC	2.500%	7/15/2028	17,571	16,744
	Block Financial LLC	3.875%	8/15/2030	21,975	20,868

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Block Financial LLC	5.375%	9/15/2032	8,766	8,588
	BorgWarner Inc.	2.650%	7/1/2027	15,396	15,123
	BorgWarner Inc.	4.950%	8/15/2029	2,200	2,214
	BorgWarner Inc.	5.400%	8/15/2034	3,099	3,156
	BorgWarner Inc.	4.375%	3/15/2045	7,630	6,368
[1]	Brown University	2.924%	9/1/2050	9,601	6,357
	Brunswick Corp.	5.850%	3/18/2029	5,118	5,238
	Brunswick Corp.	2.400%	8/18/2031	10,890	9,512
	Brunswick Corp.	4.400%	9/15/2032	8,097	7,680
	Brunswick Corp.	5.100%	4/1/2052	518	394
[1]	California Endowment	2.498%	4/1/2051	4,184	2,449
	California Institute of Technology	4.321%	8/1/2045	2,542	2,192
	California Institute of Technology	4.700%	11/1/2111	9,152	7,424
	California Institute of Technology	3.650%	9/1/2119	7,465	4,760
[1]	Case Western Reserve University	5.405%	6/1/2122	4,240	3,878
	Choice Hotels International Inc.	3.700%	12/1/2029	7,540	7,232
	Choice Hotels International Inc.	3.700%	1/15/2031	12,911	12,185
	Choice Hotels International Inc.	5.850%	8/1/2034	14,662	14,894
	Claremont Mckenna College	3.775%	1/1/2122	10,300	6,635
[1]	Cornell University	4.169%	6/15/2030	4,615	4,570
	Cornell University	4.835%	6/15/2034	6,525	6,548
	Darden Restaurants Inc.	4.350%	10/15/2027	3,004	2,995
	Darden Restaurants Inc.	4.550%	10/15/2029	6,275	6,231
	Darden Restaurants Inc.	4.550%	2/15/2048	1,476	1,236
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	15,420	11,214
	DR Horton Inc.	1.400%	10/15/2027	6,544	6,296
	DR Horton Inc.	4.850%	10/15/2030	18,050	18,131
	DR Horton Inc.	5.000%	10/15/2034	9,020	8,927
	DR Horton Inc.	5.500%	10/15/2035	11,872	12,119
[1]	Duke University	2.682%	10/1/2044	11,253	8,267
[1]	Duke University	2.757%	10/1/2050	4,780	3,066
[1]	Duke University	2.832%	10/1/2055	17,588	10,999
	eBay Inc.	4.250%	3/6/2029	12,139	11,994
	eBay Inc.	2.700%	3/11/2030	21,873	20,298
	eBay Inc.	2.600%	5/10/2031	15,183	13,678
	eBay Inc.	5.125%	11/6/2035	5,063	4,992
	eBay Inc.	4.000%	7/15/2042	6,403	5,084
	eBay Inc.	3.650%	5/10/2051	17,445	12,693
[1]	Emory University	2.143%	9/1/2030	7,565	6,877
[1]	Emory University	2.969%	9/1/2050	9,752	6,370
	Ferguson Enterprises Inc.	4.350%	3/15/2031	6,035	5,926
	Ferguson Enterprises Inc.	5.000%	10/3/2034	10,150	10,041
[1]	Ford Foundation	2.415%	6/1/2050	5,830	3,487
[1]	Ford Foundation	2.815%	6/1/2070	18,010	10,184
	Ford Motor Co.	7.450%	7/16/2031	3,101	3,360
	Ford Motor Co.	3.250%	2/12/2032	18,362	16,177
	Ford Motor Co.	6.100%	8/19/2032	2,045	2,081
	Ford Motor Co.	4.750%	1/15/2043	30,474	23,989
	Ford Motor Co.	7.400%	11/1/2046	1,893	1,976
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	23,307	23,101
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	12,102	11,923
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	11,499	11,817
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,196	10,815
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	3,065	3,102
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	8,770	9,021
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	28,348	29,258
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,676	7,218
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	11,542	11,650
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	3,664	3,627
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	14,797	14,695
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	15,769	15,713
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	18,340	18,565
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	19,772	20,915
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	16,463	17,359
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	11,385	11,452
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	27,951	26,245
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	15,779	16,019
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	1,630	1,486
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	7,146	7,235
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	8,432	8,710

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	6,909	6,854
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	1,960	2,086
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	1,520	1,530
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	15,516	15,891
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	16,195	15,845
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	25,000	25,408
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	13,895	13,259
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	5,375	5,088
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	9,760	10,158
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	5,356	4,344
	General Motors Co.	4.200%	10/1/2027	2,979	2,966
	General Motors Co.	5.350%	4/15/2028	12,221	12,344
	General Motors Co.	5.000%	10/1/2028	11,604	11,666
	General Motors Co.	5.400%	10/15/2029	2,292	2,333
	General Motors Co.	5.625%	4/15/2030	30,437	31,187
	General Motors Co.	5.600%	10/15/2032	9,246	9,465
	General Motors Co.	5.000%	4/1/2035	22,633	21,925
	General Motors Co.	6.250%	4/15/2035	37,303	39,081
	General Motors Co.	6.600%	4/1/2036	15,416	16,543
	General Motors Co.	5.150%	4/1/2038	13,884	13,226
	General Motors Co.	6.250%	10/2/2043	54,896	55,141
	General Motors Co.	5.200%	4/1/2045	6,645	5,893
	General Motors Co.	6.750%	4/1/2046	23,560	24,829
	General Motors Co.	5.400%	4/1/2048	6,122	5,496
	General Motors Co.	5.950%	4/1/2049	3,173	3,055
	General Motors Financial Co. Inc.	5.000%	7/15/2027	4,422	4,445
	General Motors Financial Co. Inc.	5.350%	7/15/2027	7,781	7,846
	General Motors Financial Co. Inc.	2.700%	8/20/2027	20,809	20,388
	General Motors Financial Co. Inc.	3.850%	1/5/2028	10,160	10,049
	General Motors Financial Co. Inc.	6.000%	1/9/2028	2,242	2,284
	General Motors Financial Co. Inc.	5.050%	4/4/2028	15,381	15,475
	General Motors Financial Co. Inc.	2.400%	4/10/2028	19,536	18,780
	General Motors Financial Co. Inc.	5.800%	6/23/2028	20,495	20,897
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,590	1,511
	General Motors Financial Co. Inc.	4.200%	10/27/2028	4,548	4,498
	General Motors Financial Co. Inc.	5.800%	1/7/2029	5,409	5,540
	General Motors Financial Co. Inc.	5.650%	1/17/2029	10,000	10,193
	General Motors Financial Co. Inc.	4.300%	4/6/2029	15,398	15,201
	General Motors Financial Co. Inc.	4.750%	4/6/2029	19,683	19,671
	General Motors Financial Co. Inc.	5.550%	7/15/2029	45,220	46,151
	General Motors Financial Co. Inc.	4.900%	10/6/2029	28,199	28,274
	General Motors Financial Co. Inc.	5.350%	1/7/2030	23,952	24,339
	General Motors Financial Co. Inc.	5.850%	4/6/2030	9,553	9,870
	General Motors Financial Co. Inc.	3.600%	6/21/2030	19,006	18,133
	General Motors Financial Co. Inc.	5.450%	7/15/2030	1,613	1,646
	General Motors Financial Co. Inc.	2.350%	1/8/2031	19,160	17,143
	General Motors Financial Co. Inc.	4.600%	1/8/2031	12,453	12,284
	General Motors Financial Co. Inc.	5.750%	2/8/2031	9,062	9,343
	General Motors Financial Co. Inc.	2.700%	6/10/2031	19,113	17,202
	General Motors Financial Co. Inc.	5.600%	6/18/2031	13,801	14,133
	General Motors Financial Co. Inc.	5.100%	9/15/2031	15,526	15,553
	General Motors Financial Co. Inc.	3.100%	1/12/2032	11,692	10,584
	General Motors Financial Co. Inc.	5.625%	4/4/2032	1,710	1,752
	General Motors Financial Co. Inc.	6.400%	1/9/2033	15,685	16,663
	General Motors Financial Co. Inc.	6.100%	1/7/2034	15,528	16,206
	General Motors Financial Co. Inc.	5.950%	4/4/2034	12,450	12,887
	General Motors Financial Co. Inc.	5.450%	9/6/2034	11,470	11,492
	General Motors Financial Co. Inc.	5.900%	1/7/2035	50,054	51,459
	General Motors Financial Co. Inc.	6.150%	7/15/2035	42,320	44,116
	General Motors Financial Co. Inc.	5.450%	1/8/2036	12,546	12,492
	Genuine Parts Co.	6.500%	11/1/2028	9,828	10,144
	Genuine Parts Co.	4.950%	8/15/2029	19,341	19,287
	Genuine Parts Co.	1.875%	11/1/2030	23,661	20,637
	Genuine Parts Co.	6.875%	11/1/2033	4,878	5,276
[1]	George Washington University	4.300%	9/15/2044	7,110	6,027
	George Washington University	4.868%	9/15/2045	8,309	7,588
[1]	George Washington University	4.126%	9/15/2048	13,562	10,986
[1]	Georgetown University	4.315%	4/1/2049	11,410	9,433
[1]	Georgetown University	2.943%	4/1/2050	9,378	6,105
	Georgetown University	5.115%	4/1/2053	4,155	3,842

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgetown University	5.215%	10/1/2118	4,132	3,654
	Harley-Davidson Inc.	4.625%	7/28/2045	11,397	9,037
	Hasbro Inc.	3.900%	11/19/2029	12,160	11,827
	Hasbro Inc.	4.650%	3/12/2031	4,548	4,491
	Hasbro Inc.	6.350%	3/15/2040	6,849	7,156
	Home Depot Inc.	2.800%	9/14/2027	26,702	26,264
	Home Depot Inc.	0.900%	3/15/2028	4,338	4,103
	Home Depot Inc.	1.500%	9/15/2028	10,478	9,876
	Home Depot Inc.	3.750%	9/15/2028	12,848	12,700
	Home Depot Inc.	3.900%	12/6/2028	6,613	6,555
	Home Depot Inc.	4.900%	4/15/2029	4,061	4,112
	Home Depot Inc.	2.950%	6/15/2029	31,604	30,346
	Home Depot Inc.	4.750%	6/25/2029	18,278	18,461
	Home Depot Inc.	2.700%	4/15/2030	29,748	27,921
	Home Depot Inc.	3.950%	9/15/2030	6,649	6,513
	Home Depot Inc.	1.375%	3/15/2031	22,697	19,664
	Home Depot Inc.	4.850%	6/25/2031	6,460	6,541
	Home Depot Inc.	1.875%	9/15/2031	15,634	13,698
	Home Depot Inc.	3.250%	4/15/2032	39,124	36,407
	Home Depot Inc.	4.500%	9/15/2032	15,314	15,232
	Home Depot Inc.	4.950%	6/25/2034	10,332	10,369
	Home Depot Inc.	4.650%	9/15/2035	2,254	2,196
	Home Depot Inc.	5.875%	12/16/2036	57,939	61,649
	Home Depot Inc.	3.300%	4/15/2040	15,267	12,246
	Home Depot Inc.	5.400%	9/15/2040	11,012	11,051
	Home Depot Inc.	5.950%	4/1/2041	2,682	2,836
	Home Depot Inc.	4.200%	4/1/2043	20,042	17,115
	Home Depot Inc.	4.875%	2/15/2044	4,102	3,780
	Home Depot Inc.	4.400%	3/15/2045	3,139	2,692
	Home Depot Inc.	4.250%	4/1/2046	5,000	4,179
	Home Depot Inc.	3.900%	6/15/2047	21,074	16,516
	Home Depot Inc.	4.500%	12/6/2048	1,023	870
	Home Depot Inc.	3.125%	12/15/2049	35,391	23,612
	Home Depot Inc.	3.350%	4/15/2050	15,281	10,647
	Home Depot Inc.	2.375%	3/15/2051	6,450	3,657
	Home Depot Inc.	2.750%	9/15/2051	7,081	4,318
	Home Depot Inc.	3.625%	4/15/2052	7,374	5,334
	Home Depot Inc.	4.950%	9/15/2052	3,537	3,190
	Home Depot Inc.	5.300%	6/25/2054	476	450
	Home Depot Inc.	3.500%	9/15/2056	4,099	2,834
	Home Depot Inc.	5.400%	6/25/2064	1,559	1,480
	Honda Motor Co. Ltd.	4.436%	7/8/2028	21,710	21,617
	Honda Motor Co. Ltd.	4.688%	7/8/2030	26,961	26,776
	Honda Motor Co. Ltd.	2.967%	3/10/2032	15,131	13,583
	Honda Motor Co. Ltd.	5.337%	7/8/2035	18,533	18,526
[1]	Howard University	5.209%	10/1/2052	4,440	3,691
	Hyatt Hotels Corp.	5.050%	3/30/2028	4,169	4,193
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,603	12,520
	Hyatt Hotels Corp.	5.250%	6/30/2029	6,542	6,642
	Hyatt Hotels Corp.	5.750%	4/23/2030	21,090	21,609
	Hyatt Hotels Corp.	5.375%	12/15/2031	10,750	10,920
	Hyatt Hotels Corp.	5.750%	3/30/2032	1,320	1,360
	Hyatt Hotels Corp.	5.500%	6/30/2034	7,518	7,608
	Hyatt Hotels Corp.	5.400%	12/15/2035	6,676	6,617
	JD.com Inc.	3.375%	1/14/2030	10,156	9,809
	JD.com Inc.	4.125%	1/14/2050	3,885	3,185
[1]	Johns Hopkins University	4.705%	7/1/2032	6,935	6,964
[1]	Johns Hopkins University	4.083%	7/1/2053	7,314	5,869
[1]	Johns Hopkins University	2.813%	1/1/2060	12,582	7,322
	Las Vegas Sands Corp.	5.625%	6/15/2028	1,025	1,037
	Las Vegas Sands Corp.	3.900%	8/8/2029	6,382	6,159
	Las Vegas Sands Corp.	6.000%	8/15/2029	964	989
	Las Vegas Sands Corp.	6.000%	6/14/2030	1,102	1,132
	Las Vegas Sands Corp.	5.300%	5/15/2031	3,882	3,866
	Las Vegas Sands Corp.	5.650%	5/18/2033	18,898	18,905
	Las Vegas Sands Corp.	6.200%	8/15/2034	6,133	6,312
	Lear Corp.	3.800%	9/15/2027	3,672	3,641
	Lear Corp.	4.250%	5/15/2029	14,865	14,650
	Lear Corp.	3.500%	5/30/2030	8,740	8,316
	Lear Corp.	2.600%	1/15/2032	4,843	4,279

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lear Corp.	5.250%	5/15/2049	10,731	9,712
	Lear Corp.	3.550%	1/15/2052	4,146	2,830
	Leggett & Platt Inc.	3.500%	11/15/2027	15,040	14,729
	Leggett & Platt Inc.	4.400%	3/15/2029	9,930	9,700
	Leggett & Platt Inc.	3.500%	11/15/2051	8,475	5,265
	Leland Stanford Junior University	4.679%	3/1/2035	9,195	9,054
	Leland Stanford Junior University	3.647%	5/1/2048	14,338	11,153
	Leland Stanford Junior University	2.413%	6/1/2050	10,086	5,993
	Lennar Corp.	4.750%	11/29/2027	8,974	8,993
	Lennar Corp.	5.200%	7/30/2030	3,019	3,050
	Lowe's Cos. Inc.	3.950%	10/15/2027	23,567	23,428
	Lowe's Cos. Inc.	1.300%	4/15/2028	3,964	3,748
	Lowe's Cos. Inc.	1.700%	9/15/2028	23,498	22,115
	Lowe's Cos. Inc.	4.000%	10/15/2028	25,274	24,956
	Lowe's Cos. Inc.	6.500%	3/15/2029	4,529	4,754
	Lowe's Cos. Inc.	3.650%	4/5/2029	6,104	5,963
	Lowe's Cos. Inc.	4.500%	4/15/2030	22,696	22,632
	Lowe's Cos. Inc.	1.700%	10/15/2030	21,047	18,619
	Lowe's Cos. Inc.	4.250%	3/15/2031	30,031	29,424
	Lowe's Cos. Inc.	2.625%	4/1/2031	28,300	25,776
	Lowe's Cos. Inc.	3.750%	4/1/2032	22,126	20,963
	Lowe's Cos. Inc.	4.500%	10/15/2032	32,050	31,368
	Lowe's Cos. Inc.	5.000%	4/15/2033	29,790	29,912
	Lowe's Cos. Inc.	5.150%	7/1/2033	20,939	21,139
	Lowe's Cos. Inc.	4.850%	10/15/2035	38,410	37,468
	Lowe's Cos. Inc.	5.000%	4/15/2040	12,772	12,185
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,710	3,363
	Lowe's Cos. Inc.	4.375%	9/15/2045	8,000	6,654
	Lowe's Cos. Inc.	3.700%	4/15/2046	27,613	20,751
	Lowe's Cos. Inc.	4.050%	5/3/2047	10,187	7,965
	Lowe's Cos. Inc.	4.550%	4/5/2049	8,038	6,653
	Lowe's Cos. Inc.	5.125%	4/15/2050	10,077	9,044
	Lowe's Cos. Inc.	3.000%	10/15/2050	31,575	19,984
	Lowe's Cos. Inc.	3.500%	4/1/2051	1,691	1,177
	Lowe's Cos. Inc.	4.250%	4/1/2052	37,857	29,659
	Lowe's Cos. Inc.	5.625%	4/15/2053	26,541	25,568
	Lowe's Cos. Inc.	5.750%	7/1/2053	25,167	24,596
	Lowe's Cos. Inc.	4.450%	4/1/2062	30,094	23,375
	Lowe's Cos. Inc.	5.800%	9/15/2062	8,747	8,532
	Lowe's Cos. Inc.	5.850%	4/1/2063	1,275	1,250
	Magna International Inc.	5.050%	3/14/2029	6,077	6,144
	Magna International Inc.	2.450%	6/15/2030	10,404	9,544
	Magna International Inc.	5.500%	3/21/2033	7,509	7,697
	Magna International Inc.	5.875%	6/1/2035	5,595	5,823
	Marriott International Inc.	4.200%	7/15/2027	4,785	4,778
[1]	Marriott International Inc.	4.000%	4/15/2028	12,281	12,180
	Marriott International Inc.	5.550%	10/15/2028	8,151	8,312
[1]	Marriott International Inc.	4.650%	12/1/2028	4,570	4,573
	Marriott International Inc.	4.875%	5/15/2029	8,021	8,080
	Marriott International Inc.	4.800%	3/15/2030	7,750	7,782
[1]	Marriott International Inc.	4.625%	6/15/2030	17,997	17,953
[1]	Marriott International Inc.	2.850%	4/15/2031	17,973	16,512
	Marriott International Inc.	4.500%	10/15/2031	1,755	1,729
[1]	Marriott International Inc.	3.500%	10/15/2032	16,126	14,837
	Marriott International Inc.	4.500%	5/1/2033	4,860	4,700
[1]	Marriott International Inc.	2.750%	10/15/2033	2,798	2,431
	Marriott International Inc.	5.300%	5/15/2034	9,025	9,118
	Marriott International Inc.	5.350%	3/15/2035	5,867	5,921
	Marriott International Inc.	5.250%	10/15/2035	6,144	6,144
	Marriott International Inc.	5.500%	4/15/2037	14,088	14,216
	Marriott International Inc.	5.100%	5/1/2038	10,835	10,448
	Masco Corp.	3.500%	11/15/2027	7,167	7,066
	Masco Corp.	1.500%	2/15/2028	11,018	10,485
	Masco Corp.	2.000%	10/1/2030	4,081	3,633
	Masco Corp.	2.000%	2/15/2031	10,053	8,849
	Masco Corp.	4.500%	5/15/2047	7,390	6,178
	Masco Corp.	3.125%	2/15/2051	1,054	688
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	6,363	5,831
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	9,682	6,512
[1]	Massachusetts Institute of Technology	2.294%	7/1/2051	8,252	4,693

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	3.067%	4/1/2052	8,035	5,431
	Massachusetts Institute of Technology	5.618%	6/1/2055	4,721	4,815
	Massachusetts Institute of Technology	5.600%	7/1/2111	11,341	11,222
	Massachusetts Institute of Technology	4.678%	7/1/2114	8,046	6,637
	Massachusetts Institute of Technology	3.885%	7/1/2116	6,890	4,735
	Mattel Inc.	5.000%	11/17/2030	2,583	2,574
	Mattel Inc.	5.450%	11/1/2041	4,175	3,825
[1]	McDonald's Corp.	3.500%	7/1/2027	9,724	9,640
[1]	McDonald's Corp.	3.800%	4/1/2028	23,091	22,861
	McDonald's Corp.	4.800%	8/14/2028	8,680	8,737
[1]	McDonald's Corp.	5.000%	5/17/2029	8,546	8,660
[1]	McDonald's Corp.	2.625%	9/1/2029	17,672	16,717
[1]	McDonald's Corp.	2.125%	3/1/2030	18,389	16,878
	McDonald's Corp.	4.600%	5/15/2030	3,312	3,324
[1]	McDonald's Corp.	3.600%	7/1/2030	12,723	12,323
	McDonald's Corp.	4.400%	2/12/2031	7,675	7,621
[1]	McDonald's Corp.	4.600%	9/9/2032	2,580	2,578
	McDonald's Corp.	4.950%	8/14/2033	7,094	7,182
	McDonald's Corp.	4.950%	3/3/2035	52,070	51,823
[1]	McDonald's Corp.	4.700%	12/9/2035	20,270	19,831
	McDonald's Corp.	5.000%	2/13/2036	5,185	5,163
[1]	McDonald's Corp.	6.300%	10/15/2037	14,425	15,716
[1]	McDonald's Corp.	6.300%	3/1/2038	10,589	11,530
[1]	McDonald's Corp.	5.700%	2/1/2039	13,822	14,320
[1]	McDonald's Corp.	4.875%	7/15/2040	2,361	2,230
[1]	McDonald's Corp.	3.700%	2/15/2042	10,894	8,809
[1]	McDonald's Corp.	3.625%	5/1/2043	3,784	2,963
[1]	McDonald's Corp.	4.600%	5/26/2045	4,868	4,246
[1]	McDonald's Corp.	4.875%	12/9/2045	3,581	3,234
[1]	McDonald's Corp.	4.450%	3/1/2047	3,093	2,610
[1]	McDonald's Corp.	4.450%	9/1/2048	8,711	7,289
[1]	McDonald's Corp.	3.625%	9/1/2049	1,980	1,444
[1]	McDonald's Corp.	5.150%	9/9/2052	18,906	17,328
	McDonald's Corp.	5.450%	8/14/2053	9,272	8,891
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	11,158	12,782
	Meritage Homes Corp.	5.650%	3/15/2035	8,132	8,218
	Mohawk Industries Inc.	5.850%	9/18/2028	6,870	7,035
	Mohawk Industries Inc.	3.625%	5/15/2030	6,585	6,311
	NIKE Inc.	2.850%	3/27/2030	33,076	31,191
	NIKE Inc.	3.250%	3/27/2040	2,012	1,598
	NIKE Inc.	3.625%	5/1/2043	7,904	6,204
	NIKE Inc.	3.875%	11/1/2045	4,340	3,422
	NIKE Inc.	3.375%	11/1/2046	4,105	2,981
	NIKE Inc.	3.375%	3/27/2050	24,090	16,988
[1]	Northeastern University	2.894%	10/1/2050	4,075	2,687
	Northwestern University	4.940%	12/1/2035	9,225	9,244
[1]	Northwestern University	4.643%	12/1/2044	14,941	14,120
[1]	Northwestern University	2.640%	12/1/2050	5,813	3,622
[1]	Northwestern University	3.662%	12/1/2057	8,287	6,057
	NVR Inc.	3.000%	5/15/2030	13,085	12,260
	O'Reilly Automotive Inc.	3.600%	9/1/2027	22,089	21,876
	O'Reilly Automotive Inc.	4.350%	6/1/2028	9,457	9,427
	O'Reilly Automotive Inc.	3.900%	6/1/2029	15,725	15,413
	O'Reilly Automotive Inc.	4.200%	4/1/2030	9,333	9,182
	O'Reilly Automotive Inc.	1.750%	3/15/2031	11,410	9,977
	O'Reilly Automotive Inc.	4.700%	6/15/2032	7,314	7,280
	O'Reilly Automotive Inc.	5.000%	8/19/2034	4,795	4,743
	O'Reilly Automotive Inc.	5.100%	3/12/2036	6,023	5,966
	Owens Corning	3.950%	8/15/2029	6,314	6,181
	Owens Corning	3.500%	2/15/2030	2,210	2,118
	Owens Corning	5.700%	6/15/2034	13,065	13,498
	Owens Corning	7.000%	12/1/2036	2,332	2,622
	Owens Corning	4.300%	7/15/2047	10,420	8,457
	Owens Corning	4.400%	1/30/2048	5,435	4,479
	Owens Corning	5.950%	6/15/2054	11,614	11,800
	Polaris Inc.	5.600%	3/1/2031	5,794	5,794
	President & Fellows of Harvard College	4.887%	3/15/2030	6,000	6,106
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	8,875	8,806
	President & Fellows of Harvard College	4.875%	10/15/2040	6,312	6,253
	President & Fellows of Harvard College	3.150%	7/15/2046	12,302	8,988

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	President & Fellows of Harvard College	2.517%	10/15/2050	13,710	8,370
	President & Fellows of Harvard College	3.745%	11/15/2052	8,053	6,173
	President & Fellows of Harvard College	3.300%	7/15/2056	16,076	11,010
	PulteGroup Inc.	4.250%	3/1/2031	8,870	8,659
	PulteGroup Inc.	7.875%	6/15/2032	2,164	2,482
	PulteGroup Inc.	6.375%	5/15/2033	6,581	7,061
	PulteGroup Inc.	6.000%	2/15/2035	2,232	2,340
	PulteGroup Inc.	4.900%	3/1/2036	11,777	11,480
	PVH Corp.	5.500%	6/13/2030	13,500	13,587
	Ralph Lauren Corp.	2.950%	6/15/2030	10,997	10,311
	Ralph Lauren Corp.	5.000%	6/15/2032	15,125	15,268
[1]	Rockefeller Foundation	2.492%	10/1/2050	19,534	11,767
	Rollins Inc.	5.250%	2/24/2035	3,051	3,044
	Ross Stores Inc.	1.875%	4/15/2031	13,314	11,738
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,587	4,751
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	8,401	8,278
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	11,233	10,939
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	34,274	34,021
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	28,853	27,915
	Sands China Ltd.	5.400%	8/8/2028	23,997	24,158
	Sands China Ltd.	2.850%	3/8/2029	9,705	9,181
	Sands China Ltd.	4.375%	6/18/2030	11,802	11,433
	Sands China Ltd.	3.250%	8/8/2031	6,721	6,104
	Sekisui House US Inc.	3.850%	1/15/2030	960	913
	Sekisui House US Inc.	2.500%	1/15/2031	4,733	4,174
	Sekisui House US Inc.	6.000%	1/15/2043	12,734	11,688
	Snap-on Inc.	4.100%	3/1/2048	5,794	4,681
	Snap-on Inc.	3.100%	5/1/2050	8,376	5,652
	Stanley Black & Decker Inc.	4.250%	11/15/2028	4,048	4,017
	Stanley Black & Decker Inc.	5.200%	9/1/2040	10,060	9,562
	Stanley Black & Decker Inc.	4.850%	11/15/2048	6,550	5,579
	Stanley Black & Decker Inc.	2.750%	11/15/2050	655	387
	Starbucks Corp.	4.500%	5/15/2028	3,673	3,673
	Starbucks Corp.	4.000%	11/15/2028	34,977	34,575
	Starbucks Corp.	3.550%	8/15/2029	12,231	11,896
	Starbucks Corp.	2.250%	3/12/2030	16,711	15,344
	Starbucks Corp.	2.550%	11/15/2030	36,734	33,656
	Starbucks Corp.	4.900%	2/15/2031	6,335	6,386
	Starbucks Corp.	3.000%	2/14/2032	20,012	18,269
	Starbucks Corp.	4.800%	2/15/2033	15,580	15,494
	Starbucks Corp.	5.000%	2/15/2034	8,033	8,052
	Starbucks Corp.	4.300%	6/15/2045	8,204	6,798
	Starbucks Corp.	3.750%	12/1/2047	6,755	5,057
	Starbucks Corp.	4.500%	11/15/2048	8,212	6,852
	Starbucks Corp.	4.450%	8/15/2049	5,746	4,728
	Starbucks Corp.	3.350%	3/12/2050	9,368	6,388
	Starbucks Corp.	3.500%	11/15/2050	8,706	6,087
[1]	Tapestry Inc.	4.125%	7/15/2027	5,683	5,657
	Tapestry Inc.	5.100%	3/11/2030	6,135	6,182
	Tapestry Inc.	3.050%	3/15/2032	4,408	3,990
	Tapestry Inc.	5.500%	3/11/2035	2,847	2,866
	Thomas Jefferson University	3.847%	11/1/2057	5,961	4,271
	TJX Cos. Inc.	1.150%	5/15/2028	6,985	6,593
	TJX Cos. Inc.	3.875%	4/15/2030	13,975	13,648
	TJX Cos. Inc.	1.600%	5/15/2031	15,504	13,531
	TJX Cos. Inc.	4.500%	4/15/2050	3,211	2,751
	Toll Brothers Finance Corp.	4.350%	2/15/2028	14,501	14,435
	Toll Brothers Finance Corp.	3.800%	11/1/2029	6,408	6,219
	Toll Brothers Finance Corp.	5.600%	6/15/2035	4,361	4,444
	Toyota Motor Corp.	5.118%	7/13/2028	6,796	6,885
	Toyota Motor Corp.	3.669%	7/20/2028	2,422	2,391
	Toyota Motor Corp.	2.760%	7/2/2029	13,176	12,547
	Toyota Motor Corp.	5.123%	7/13/2033	3,210	3,276
	Toyota Motor Corp.	5.053%	6/30/2035	6,455	6,508
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,278	8,970
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	10,680	10,688
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,044	6,136
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	8,969	8,804
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	11,750	11,655
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	12,269	11,767

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	12,576	12,554
	Toyota Motor Credit Corp.	4.050%	9/5/2028	23,645	23,465
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	12,012	12,211
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	8,803	8,839
	Toyota Motor Credit Corp.	3.650%	1/8/2029	15,577	15,296
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	4,871	4,816
	Toyota Motor Credit Corp.	5.050%	5/16/2029	7,523	7,631
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	7,612	7,604
	Toyota Motor Credit Corp.	4.550%	8/9/2029	1,464	1,464
	Toyota Motor Credit Corp.	4.950%	1/9/2030	16,934	17,130
[1]	Toyota Motor Credit Corp.	2.150%	2/13/2030	20,634	18,940
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	24,186	23,165
	Toyota Motor Credit Corp.	4.800%	5/15/2030	11,545	11,612
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	23,668	23,605
	Toyota Motor Credit Corp.	5.550%	11/20/2030	10,910	11,286
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	9,365	8,219
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	15,880	15,593
	Toyota Motor Credit Corp.	5.100%	3/21/2031	17,616	17,913
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	12,206	12,103
	Toyota Motor Credit Corp.	1.900%	9/12/2031	23,034	20,072
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,745	20,624
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	4,285	3,799
	Toyota Motor Credit Corp.	4.650%	9/3/2032	23,342	23,080
	Toyota Motor Credit Corp.	4.700%	1/12/2033	3,580	3,560
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	6,298	6,177
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	6,876	6,813
	Toyota Motor Credit Corp.	5.350%	1/9/2035	18,255	18,645
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	615	603
	Tractor Supply Co.	1.750%	11/1/2030	8,734	7,685
	Tractor Supply Co.	5.250%	5/15/2033	7,223	7,261
[1]	Trustees of Boston College	3.129%	7/1/2052	5,463	3,696
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,125	3,978
	Trustees of Dartmouth College	4.273%	6/1/2030	5,100	5,070
	Trustees of Princeton University	5.700%	3/1/2039	10,730	11,292
[1]	Trustees of Princeton University	2.516%	7/1/2050	19,975	12,400
	Trustees of Princeton University	4.201%	3/1/2052	9,775	8,090
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,311	3,682
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,392	3,599
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	3,879	2,433
[1]	University of Chicago	2.761%	4/1/2045	7,943	6,251
[1]	University of Chicago	2.547%	4/1/2050	10,959	7,186
[1]	University of Chicago	4.003%	10/1/2053	11,905	9,454
[1]	University of Miami	4.063%	4/1/2052	11,405	8,976
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	22,355	17,190
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	11,724	8,741
[1]	University of Southern California	3.028%	10/1/2039	13,935	11,451
[1]	University of Southern California	3.841%	10/1/2047	16,170	12,915
	University of Southern California	2.805%	10/1/2050	8,467	5,387
[1]	University of Southern California	2.945%	10/1/2051	9,665	6,313
	University of Southern California	4.976%	10/1/2053	6,665	6,154
	University of Southern California	5.250%	10/1/2111	3,523	3,226
[1]	University of Southern California	3.226%	10/1/2120	2,579	1,462
[1]	Washington University	3.524%	4/15/2054	16,734	12,159
	Washington University	4.349%	4/15/2122	7,150	5,410
[1]	William Marsh Rice University	3.574%	5/15/2045	12,792	10,049
[1]	William Marsh Rice University	3.774%	5/15/2055	4,645	3,498
[1]	Yale University	1.482%	4/15/2030	13,332	12,015
[1]	Yale University	2.402%	4/15/2050	14,022	8,431
					6,982,876
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	2,639	2,794
	Altria Group Inc.	4.875%	2/4/2028	2,453	2,465
	Altria Group Inc.	4.800%	2/14/2029	26,696	26,793
	Altria Group Inc.	3.400%	5/6/2030	7,803	7,445
	Altria Group Inc.	4.500%	8/6/2030	5,000	4,961
	Altria Group Inc.	2.450%	2/4/2032	21,674	19,071
	Altria Group Inc.	5.625%	2/6/2035	7,085	7,276
	Altria Group Inc.	5.250%	8/6/2035	6,020	6,015
	Altria Group Inc.	5.800%	2/14/2039	24,766	25,095

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	3.400%	2/4/2041	38,345	29,306
	Altria Group Inc.	4.250%	8/9/2042	9,957	8,206
	Altria Group Inc.	4.500%	5/2/2043	19,834	16,652
	Altria Group Inc.	3.875%	9/16/2046	33,743	25,060
	Altria Group Inc.	5.950%	2/14/2049	23,451	23,029
	Altria Group Inc.	4.450%	5/6/2050	15,685	12,385
	Altria Group Inc.	3.700%	2/4/2051	15,560	10,818
	Altria Group Inc.	6.200%	2/14/2059	3,245	3,195
	Altria Group Inc.	4.000%	2/4/2061	1,007	702
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	86,948	84,623
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	142,173	129,537
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	27,092	26,283
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	38,997	35,429
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	75,586	76,000
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	34,627	33,416
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	14,488	14,682
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	14,123	14,260
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	3,597	3,850
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	39,768	49,935
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	31,308	31,866
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	8,380	10,436
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	15,381	14,505
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	28,302	23,952
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	48,519	47,723
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	20,696	21,077
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	12,542	11,964
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	18,697	16,993
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,527	5,869
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	1,703	1,675
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,717	4,844
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	5,089	3,894
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	5,580	4,764
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	9,515	5,763
	Avery Dennison Corp.	4.875%	12/6/2028	7,081	7,116
	Avery Dennison Corp.	2.650%	4/30/2030	11,174	10,338
	Avery Dennison Corp.	5.750%	3/15/2033	8,398	8,779
	BAT Capital Corp.	3.557%	8/15/2027	14,552	14,410
	BAT Capital Corp.	2.259%	3/25/2028	33,894	32,615
	BAT Capital Corp.	3.462%	9/6/2029	12,640	12,196
	BAT Capital Corp.	4.906%	4/2/2030	20,758	20,864
	BAT Capital Corp.	6.343%	8/2/2030	13,374	14,137
	BAT Capital Corp.	5.834%	2/20/2031	13,763	14,337
	BAT Capital Corp.	2.726%	3/25/2031	18,653	17,034
	BAT Capital Corp.	4.742%	3/16/2032	13,710	13,650
	BAT Capital Corp.	5.350%	8/15/2032	12,532	12,826
	BAT Capital Corp.	7.750%	10/19/2032	8,870	10,107
	BAT Capital Corp.	6.421%	8/2/2033	22,274	24,075
	BAT Capital Corp.	6.000%	2/20/2034	11,569	12,203
	BAT Capital Corp.	5.625%	8/15/2035	14,113	14,551
	BAT Capital Corp.	4.390%	8/15/2037	32,906	30,084
	BAT Capital Corp.	7.079%	8/2/2043	9,745	10,843
	BAT Capital Corp.	4.540%	8/15/2047	18,457	15,232
	BAT Capital Corp.	4.758%	9/6/2049	6,980	5,858
	BAT Capital Corp.	5.282%	4/2/2050	12,671	11,431
	BAT Capital Corp.	5.650%	3/16/2052	7,615	7,179
	BAT Capital Corp.	7.081%	8/2/2053	14,015	15,815
	BAT Capital Corp.	6.250%	8/15/2055	8,060	8,249
	BAT International Finance plc	4.448%	3/16/2028	12,377	12,350
	BAT International Finance plc	5.931%	2/2/2029	13,993	14,428
	Brown-Forman Corp.	4.750%	4/15/2033	13,620	13,457
	Brown-Forman Corp.	4.000%	4/15/2038	2,985	2,659
	Brown-Forman Corp.	4.500%	7/15/2045	6,682	5,733
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	11,111	11,015
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	7,860	7,815
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	8,147	8,051
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	16,229	14,811
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	7,423	7,331
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,961	1,894
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	9,360	9,314
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	13,843	13,748

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell's Co.	4.150%	3/15/2028	23,408	23,195
	Campbell's Co.	5.200%	3/21/2029	7,610	7,678
	Campbell's Co.	2.375%	4/24/2030	10,120	9,174
	Campbell's Co.	4.550%	3/21/2031	10,760	10,471
	Campbell's Co.	5.400%	3/21/2034	12,033	11,863
	Campbell's Co.	4.750%	3/23/2035	11,271	10,521
	Campbell's Co.	3.125%	4/24/2050	7,561	4,666
	Church & Dwight Co. Inc.	3.150%	8/1/2027	6,672	6,591
	Church & Dwight Co. Inc.	3.950%	8/1/2047	6,094	4,814
	Church & Dwight Co. Inc.	5.000%	6/15/2052	7,839	7,112
	Clorox Co.	3.100%	10/1/2027	8,074	7,941
	Clorox Co.	3.900%	5/15/2028	6,584	6,508
	Clorox Co.	1.800%	5/15/2030	12,194	10,920
	Clorox Co.	4.700%	5/15/2031	5,925	5,886
	Clorox Co.	4.600%	5/1/2032	8,380	8,220
	Clorox Co.	4.950%	5/15/2033	4,200	4,159
	Clorox Co.	5.250%	5/15/2036	7,350	7,322
	Coca-Cola Co.	1.500%	3/5/2028	12,255	11,727
	Coca-Cola Co.	1.000%	3/15/2028	17,534	16,616
	Coca-Cola Co.	2.125%	9/6/2029	6,407	5,996
	Coca-Cola Co.	3.450%	3/25/2030	14,252	13,822
	Coca-Cola Co.	1.650%	6/1/2030	30,898	27,875
	Coca-Cola Co.	2.000%	3/5/2031	3,593	3,227
	Coca-Cola Co.	1.375%	3/15/2031	16,459	14,355
	Coca-Cola Co.	2.250%	1/5/2032	18,182	16,261
	Coca-Cola Co.	5.000%	5/13/2034	9,055	9,271
	Coca-Cola Co.	4.650%	8/14/2034	9,902	9,891
	Coca-Cola Co.	2.500%	6/1/2040	13,563	9,958
	Coca-Cola Co.	2.875%	5/5/2041	7,087	5,403
	Coca-Cola Co.	4.200%	3/25/2050	10,235	8,452
	Coca-Cola Co.	2.600%	6/1/2050	25,753	15,807
	Coca-Cola Co.	3.000%	3/5/2051	6,615	4,378
	Coca-Cola Co.	2.500%	3/15/2051	37,169	22,097
	Coca-Cola Co.	5.300%	5/13/2054	4,655	4,493
	Coca-Cola Co.	5.200%	1/14/2055	21,245	20,258
	Coca-Cola Co.	2.750%	6/1/2060	11,821	6,852
	Coca-Cola Co.	5.400%	5/13/2064	20,642	19,904
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,158	9,328
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	5,471	5,611
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	14,536	13,582
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	10,259	8,549
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	8,043	7,996
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	10,925	10,516
	Colgate-Palmolive Co.	3.100%	8/15/2027	13,241	13,093
	Colgate-Palmolive Co.	4.600%	3/1/2028	6,507	6,549
	Colgate-Palmolive Co.	4.200%	5/1/2030	4,031	4,010
	Colgate-Palmolive Co.	3.250%	8/15/2032	18,115	16,940
	Colgate-Palmolive Co.	4.600%	3/1/2033	5,480	5,522
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	4,762	4,035
	Conagra Brands Inc.	1.375%	11/1/2027	15,988	15,313
	Conagra Brands Inc.	7.000%	10/1/2028	3,643	3,808
	Conagra Brands Inc.	4.850%	11/1/2028	18,896	18,919
	Conagra Brands Inc.	5.000%	8/1/2030	7,255	7,242
	Conagra Brands Inc.	8.250%	9/15/2030	5,127	5,769
	Conagra Brands Inc.	5.750%	8/1/2035	3,840	3,876
	Conagra Brands Inc.	5.300%	11/1/2038	20,259	19,187
	Conagra Brands Inc.	5.400%	11/1/2048	3,381	2,971
	Constellation Brands Inc.	3.600%	2/15/2028	15,562	15,323
	Constellation Brands Inc.	4.650%	11/15/2028	8,968	8,972
	Constellation Brands Inc.	4.800%	1/15/2029	8,575	8,597
	Constellation Brands Inc.	3.150%	8/1/2029	18,916	18,087
	Constellation Brands Inc.	2.875%	5/1/2030	4,603	4,300
	Constellation Brands Inc.	4.800%	5/1/2030	2,395	2,402
	Constellation Brands Inc.	4.850%	5/6/2031	7,850	7,848
	Constellation Brands Inc.	2.250%	8/1/2031	19,932	17,591
	Constellation Brands Inc.	4.750%	5/9/2032	8,166	8,072
	Constellation Brands Inc.	4.900%	5/1/2033	10,540	10,424
	Constellation Brands Inc.	4.950%	11/1/2035	9,170	8,920
	Constellation Brands Inc.	4.500%	5/9/2047	16,168	13,493
	Constellation Brands Inc.	4.100%	2/15/2048	10,165	7,963

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Costco Wholesale Corp.	1.600%	4/20/2030	13,760	12,438
Costco Wholesale Corp.	1.750%	4/20/2032	19,624	16,994
Delhaize America LLC	9.000%	4/15/2031	3,805	4,433
Diageo Capital plc	5.300%	10/24/2027	6,679	6,756
Diageo Capital plc	2.375%	10/24/2029	18,974	17,684
Diageo Capital plc	2.000%	4/29/2030	13,679	12,417
Diageo Capital plc	2.125%	4/29/2032	19,207	16,642
Diageo Capital plc	5.500%	1/24/2033	8,695	8,972
Diageo Capital plc	5.625%	10/5/2033	3,309	3,449
Diageo Capital plc	5.875%	9/30/2036	6,058	6,409
Diageo Capital plc	3.875%	4/29/2043	9,179	7,390
Diageo Investment Corp.	5.125%	8/15/2030	9,708	9,863
Diageo Investment Corp.	5.625%	4/15/2035	6,325	6,536
Diageo Investment Corp.	7.450%	4/15/2035	2,820	3,291
Diageo Investment Corp.	4.250%	5/11/2042	6,197	5,315
Dollar General Corp.	4.125%	5/1/2028	19,173	19,020
Dollar General Corp.	5.200%	7/5/2028	2,130	2,153
Dollar General Corp.	3.500%	4/3/2030	37,864	36,127
Dollar General Corp.	5.000%	11/1/2032	2,601	2,590
Dollar General Corp.	5.450%	7/5/2033	7,916	8,044
Dollar General Corp.	4.125%	4/3/2050	4,505	3,511
Dollar General Corp.	5.500%	11/1/2052	10,000	9,587
Dollar Tree Inc.	4.200%	5/15/2028	25,668	25,471
Dollar Tree Inc.	2.650%	12/1/2031	3,336	2,976
Dollar Tree Inc.	3.375%	12/1/2051	15,291	10,227
Estee Lauder Cos. Inc.	4.375%	5/15/2028	13,363	13,333
Estee Lauder Cos. Inc.	2.375%	12/1/2029	20,707	19,220
Estee Lauder Cos. Inc.	2.600%	4/15/2030	14,176	13,200
Estee Lauder Cos. Inc.	1.950%	3/15/2031	15,939	14,089
Estee Lauder Cos. Inc.	4.650%	5/15/2033	12,278	12,050
Estee Lauder Cos. Inc.	6.000%	5/15/2037	5,377	5,691
Estee Lauder Cos. Inc.	4.375%	6/15/2045	8,106	6,782
Estee Lauder Cos. Inc.	4.150%	3/15/2047	7,201	5,747
Estee Lauder Cos. Inc.	3.125%	12/1/2049	14,172	9,344
Flowers Foods Inc.	2.400%	3/15/2031	10,608	9,200
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	9,000	7,844
Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	16,001	11,618
General Mills Inc.	4.200%	4/17/2028	26,142	25,980
General Mills Inc.	4.875%	1/30/2030	8,260	8,299
General Mills Inc.	2.875%	4/15/2030	10,233	9,579
General Mills Inc.	2.250%	10/14/2031	3,735	3,289
General Mills Inc.	4.950%	3/29/2033	12,115	12,023
General Mills Inc.	5.250%	1/30/2035	9,545	9,562
General Mills Inc.	3.000%	2/1/2051	9,015	5,690
Haleon US Capital LLC	3.375%	3/24/2029	12,429	12,038
Haleon US Capital LLC	3.625%	3/24/2032	30,595	28,637
Haleon US Capital LLC	4.000%	3/24/2052	11,587	9,079
Hershey Co.	4.550%	2/24/2028	3,222	3,233
Hershey Co.	4.250%	5/4/2028	3,871	3,862
Hershey Co.	2.450%	11/15/2029	4,689	4,393
Hershey Co.	1.700%	6/1/2030	6,031	5,416
Hershey Co.	4.500%	5/4/2033	7,110	7,039
Hershey Co.	3.375%	8/15/2046	915	671
Hershey Co.	3.125%	11/15/2049	3,356	2,282
Hershey Co.	2.650%	6/1/2050	4,796	2,945
Hormel Foods Corp.	1.700%	6/3/2028	9,656	9,172
Hormel Foods Corp.	1.800%	6/11/2030	14,631	13,160
Hormel Foods Corp.	3.050%	6/3/2051	9,455	6,197
Ingredion Inc.	2.900%	6/1/2030	11,511	10,761
Ingredion Inc.	3.900%	6/1/2050	2,065	1,551
J M Smucker Co.	3.375%	12/15/2027	14,416	14,206
J M Smucker Co.	5.900%	11/15/2028	5,645	5,809
J M Smucker Co.	2.375%	3/15/2030	11,255	10,379
J M Smucker Co.	2.125%	3/15/2032	3,488	3,005
J M Smucker Co.	6.200%	11/15/2033	19,027	20,290
J M Smucker Co.	4.250%	3/15/2035	12,485	11,617
J M Smucker Co.	6.500%	11/15/2043	13,035	14,016
JBS NV	3.750%	12/1/2031	10,753	10,040
JBS NV	3.625%	1/15/2032	12,272	11,354
JBS NV	5.750%	4/1/2033	22,815	23,391

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS NV	6.750%	3/15/2034	1,621	1,765
	JBS NV	5.950%	4/20/2035	12,810	13,199
	JBS NV	5.500%	1/15/2036	12,323	12,281
[6]	JBS NV	5.625%	3/10/2037	17,513	17,404
	JBS NV	4.375%	2/2/2052	21,981	16,559
	JBS NV	6.500%	12/1/2052	35,104	35,453
	JBS NV	7.250%	11/15/2053	14,275	15,590
	JBS NV	6.375%	2/25/2055	15,415	15,378
	JBS NV	6.250%	3/1/2056	24,347	23,807
[6]	JBS NV	6.400%	5/10/2057	17,925	17,826
	JBS NV	6.375%	4/15/2066	10,333	10,083
	Kellanova	3.400%	11/15/2027	9,524	9,409
	Kellanova	4.300%	5/15/2028	13,528	13,500
	Kellanova	2.100%	6/1/2030	2,895	2,636
[1]	Kellanova	7.450%	4/1/2031	10,501	11,723
	Kellanova	4.500%	4/1/2046	9,570	8,225
	Kellanova	5.750%	5/16/2054	3,815	3,775
	Kenvue Inc.	5.050%	3/22/2028	18,106	18,283
	Kenvue Inc.	5.000%	3/22/2030	16,635	16,842
	Kenvue Inc.	4.900%	3/22/2033	27,736	27,850
	Kenvue Inc.	5.100%	3/22/2043	9,950	9,482
	Kenvue Inc.	5.050%	3/22/2053	12,537	11,449
	Kenvue Inc.	5.200%	3/22/2063	12,105	10,991
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	2,532	2,520
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	8,125	8,183
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	18,643	18,259
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	26,094	24,553
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	13,495	11,984
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	9,895	9,984
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	14,235	13,504
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	10,820	10,850
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	3,420	3,379
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	6,467	5,205
	Keurig Dr Pepper Inc.	5.085%	5/25/2048	3,055	2,694
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	15,774	11,258
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	8,208	5,385
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	17,955	14,417
	Kimberly-Clark Corp.	1.050%	9/15/2027	6,088	5,871
	Kimberly-Clark Corp.	3.950%	11/1/2028	6,338	6,280
	Kimberly-Clark Corp.	3.200%	4/25/2029	12,377	11,970
	Kimberly-Clark Corp.	3.100%	3/26/2030	8,277	7,869
	Kimberly-Clark Corp.	2.000%	11/2/2031	14,311	12,594
	Kimberly-Clark Corp.	6.625%	8/1/2037	4,368	4,955
	Kimberly-Clark Corp.	5.300%	3/1/2041	10,481	10,504
	Kimberly-Clark Corp.	3.200%	7/30/2046	5,720	4,046
	Kimberly-Clark Corp.	3.900%	5/4/2047	5,893	4,625
	Kimberly-Clark Corp.	2.875%	2/7/2050	6,339	4,108
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	5,246	5,303
	Kraft Heinz Foods Co.	3.750%	4/1/2030	6,735	6,511
	Kraft Heinz Foods Co.	5.400%	3/15/2035	5,270	5,304
	Kraft Heinz Foods Co.	5.000%	7/15/2035	14,620	14,233
	Kraft Heinz Foods Co.	6.875%	1/26/2039	14,709	16,118
	Kraft Heinz Foods Co.	6.500%	2/9/2040	12,376	13,071
	Kraft Heinz Foods Co.	5.000%	6/4/2042	19,201	17,193
	Kraft Heinz Foods Co.	5.200%	7/15/2045	29,046	25,892
	Kraft Heinz Foods Co.	4.375%	6/1/2046	7,085	5,650
	Kraft Heinz Foods Co.	4.875%	10/1/2049	18,180	15,246
	Kraft Heinz Foods Co.	5.500%	6/1/2050	14,346	13,048
	Kroger Co.	3.700%	8/1/2027	4,553	4,519
[1]	Kroger Co.	7.700%	6/1/2029	5,250	5,669
	Kroger Co.	8.000%	9/15/2029	4,085	4,502
	Kroger Co.	2.200%	5/1/2030	4,753	4,330
	Kroger Co.	7.500%	4/1/2031	9,018	10,065
	Kroger Co.	5.000%	9/15/2034	33,100	32,629
	Kroger Co.	6.900%	4/15/2038	7,693	8,623
	Kroger Co.	5.000%	4/15/2042	7,312	6,760
	Kroger Co.	5.150%	8/1/2043	6,295	5,852
	Kroger Co.	3.875%	10/15/2046	10,682	8,130
	Kroger Co.	4.450%	2/1/2047	14,081	11,628
	Kroger Co.	4.650%	1/15/2048	7,411	6,275

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	5.400%	1/15/2049	8,480	7,922
	Kroger Co.	5.500%	9/15/2054	28,157	26,427
	Kroger Co.	5.650%	9/15/2064	22,362	20,971
[6]	Maple Parent Holdings Corp.	4.750%	3/26/2029	2,313	2,310
[6]	Maple Parent Holdings Corp.	6.625%	3/26/2056	4,846	5,094
	McCormick & Co. Inc.	3.400%	8/15/2027	10,613	10,492
	McCormick & Co. Inc.	4.150%	2/15/2029	4,755	4,702
	McCormick & Co. Inc.	2.500%	4/15/2030	8,484	7,851
	McCormick & Co. Inc.	1.850%	2/15/2031	6,260	5,518
	McCormick & Co. Inc.	4.950%	4/15/2033	2,745	2,731
	McCormick & Co. Inc.	4.700%	10/15/2034	9,740	9,429
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	6,628	5,854
	Molson Coors Beverage Co.	4.900%	7/8/2031	6,995	6,982
	Molson Coors Beverage Co.	5.500%	7/8/2036	13,797	13,865
	Molson Coors Beverage Co.	5.000%	5/1/2042	14,755	13,430
	Molson Coors Beverage Co.	4.200%	7/15/2046	22,687	18,104
	Mondelez International Inc.	4.250%	5/6/2028	10,239	10,194
	Mondelez International Inc.	4.750%	2/20/2029	5,709	5,737
	Mondelez International Inc.	2.750%	4/13/2030	14,817	13,838
	Mondelez International Inc.	1.500%	2/4/2031	12,120	10,545
	Mondelez International Inc.	3.000%	3/17/2032	6,914	6,275
	Mondelez International Inc.	1.875%	10/15/2032	8,755	7,481
	Mondelez International Inc.	4.750%	8/28/2034	6,550	6,426
	Mondelez International Inc.	2.625%	9/4/2050	16,214	9,808
	PepsiCo Inc.	3.000%	10/15/2027	7,768	7,655
	PepsiCo Inc.	4.450%	2/7/2028	6,460	6,475
	PepsiCo Inc.	3.600%	2/18/2028	11,857	11,729
	PepsiCo Inc.	4.450%	5/15/2028	4,660	4,675
	PepsiCo Inc.	4.100%	1/15/2029	12,590	12,516
	PepsiCo Inc.	2.625%	7/29/2029	19,975	18,974
	PepsiCo Inc.	2.750%	3/19/2030	40,478	38,137
	PepsiCo Inc.	1.625%	5/1/2030	12,361	11,137
	PepsiCo Inc.	4.300%	7/23/2030	6,625	6,617
	PepsiCo Inc.	1.400%	2/25/2031	13,496	11,777
	PepsiCo Inc.	1.950%	10/21/2031	9,225	8,114
	PepsiCo Inc.	4.650%	7/23/2032	11,644	11,697
	PepsiCo Inc.	5.000%	2/7/2035	10,785	10,844
	PepsiCo Inc.	5.000%	7/23/2035	22,897	23,054
	PepsiCo Inc.	3.500%	3/19/2040	12,733	10,592
	PepsiCo Inc.	2.625%	10/21/2041	10,928	7,847
	PepsiCo Inc.	4.000%	3/5/2042	9,786	8,325
	PepsiCo Inc.	3.600%	8/13/2042	10,824	8,693
	PepsiCo Inc.	4.250%	10/22/2044	5,179	4,437
	PepsiCo Inc.	4.450%	4/14/2046	12,753	11,105
	PepsiCo Inc.	3.450%	10/6/2046	23,813	17,734
	PepsiCo Inc.	4.000%	5/2/2047	7,797	6,301
	PepsiCo Inc.	3.375%	7/29/2049	10,010	7,144
	PepsiCo Inc.	2.875%	10/15/2049	10,839	7,070
	PepsiCo Inc.	3.625%	3/19/2050	10,700	7,987
	PepsiCo Inc.	2.750%	10/21/2051	15,987	9,948
	PepsiCo Inc.	4.200%	7/18/2052	3,552	2,895
	PepsiCo Inc.	4.650%	2/15/2053	4,587	4,032
	PepsiCo Inc.	3.875%	3/19/2060	8,441	6,342
	Philip Morris International Inc.	3.125%	8/17/2027	6,184	6,108
	Philip Morris International Inc.	4.375%	11/1/2027	7,669	7,664
	Philip Morris International Inc.	5.125%	11/17/2027	22,937	23,152
	Philip Morris International Inc.	4.875%	2/15/2028	23,439	23,586
	Philip Morris International Inc.	3.125%	3/2/2028	7,148	6,994
	Philip Morris International Inc.	4.125%	4/28/2028	10,776	10,719
	Philip Morris International Inc.	5.250%	9/7/2028	9,639	9,786
	Philip Morris International Inc.	3.875%	10/27/2028	5,350	5,278
	Philip Morris International Inc.	4.875%	2/13/2029	11,504	11,593
	Philip Morris International Inc.	4.125%	4/27/2029	5,743	5,682
	Philip Morris International Inc.	3.375%	8/15/2029	11,225	10,828
	Philip Morris International Inc.	4.625%	11/1/2029	11,388	11,400
	Philip Morris International Inc.	5.625%	11/17/2029	16,920	17,434
	Philip Morris International Inc.	5.125%	2/15/2030	14,931	15,158
	Philip Morris International Inc.	4.375%	4/30/2030	11,250	11,136
	Philip Morris International Inc.	2.100%	5/1/2030	20,662	18,837
	Philip Morris International Inc.	5.500%	9/7/2030	7,897	8,138

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.000%	10/29/2030	12,131	11,813
	Philip Morris International Inc.	1.750%	11/1/2030	17,089	15,135
	Philip Morris International Inc.	5.125%	2/13/2031	18,010	18,336
	Philip Morris International Inc.	4.750%	11/1/2031	11,769	11,790
	Philip Morris International Inc.	4.250%	10/29/2032	22,525	21,832
	Philip Morris International Inc.	5.750%	11/17/2032	23,492	24,603
	Philip Morris International Inc.	5.375%	2/15/2033	30,792	31,611
	Philip Morris International Inc.	5.625%	9/7/2033	17,297	17,986
	Philip Morris International Inc.	5.250%	2/13/2034	24,711	25,116
	Philip Morris International Inc.	4.900%	11/1/2034	2,934	2,913
	Philip Morris International Inc.	4.875%	4/30/2035	10,530	10,381
	Philip Morris International Inc.	4.625%	10/29/2035	10,075	9,696
	Philip Morris International Inc.	4.875%	4/29/2036	7,243	7,092
	Philip Morris International Inc.	6.375%	5/16/2038	20,019	21,892
	Philip Morris International Inc.	4.375%	11/15/2041	33,859	29,571
	Philip Morris International Inc.	4.500%	3/20/2042	11,488	10,101
	Philip Morris International Inc.	3.875%	8/21/2042	18,650	15,181
	Philip Morris International Inc.	4.125%	3/4/2043	13,555	11,352
	Philip Morris International Inc.	4.875%	11/15/2043	11,047	10,056
	Philip Morris International Inc.	4.250%	11/10/2044	11,596	9,751
	Pilgrim's Pride Corp.	4.250%	4/15/2031	14,223	13,646
	Pilgrim's Pride Corp.	3.500%	3/1/2032	16,535	15,048
	Pilgrim's Pride Corp.	6.250%	7/1/2033	6,478	6,755
	Pilgrim's Pride Corp.	6.875%	5/15/2034	10,794	11,651
	Procter & Gamble Co.	2.850%	8/11/2027	7,464	7,355
	Procter & Gamble Co.	4.350%	1/29/2029	13,703	13,751
	Procter & Gamble Co.	3.000%	3/25/2030	36,889	35,138
	Procter & Gamble Co.	4.050%	5/1/2030	4,890	4,847
	Procter & Gamble Co.	1.200%	10/29/2030	25,134	22,006
	Procter & Gamble Co.	4.100%	11/3/2032	15,655	15,303
	Procter & Gamble Co.	4.050%	1/26/2033	6,275	6,152
	Procter & Gamble Co.	4.550%	1/29/2034	22,408	22,324
	Procter & Gamble Co.	4.600%	5/1/2035	5,600	5,562
	Procter & Gamble Co.	4.350%	11/3/2035	16,503	15,983
	Procter & Gamble Co.	5.550%	3/5/2037	6,500	6,901
	Procter & Gamble Co.	3.550%	3/25/2040	3,877	3,310
	Procter & Gamble Co.	3.500%	10/25/2047	10,733	8,257
	Procter & Gamble Co.	3.600%	3/25/2050	7,390	5,713
	Reynolds American Inc.	5.700%	8/15/2035	15,627	16,091
	Reynolds American Inc.	7.250%	6/15/2037	3,071	3,489
[1]	Reynolds American Inc.	8.125%	5/1/2040	2,569	3,067
[1]	Reynolds American Inc.	7.000%	8/4/2041	3,325	3,631
	Reynolds American Inc.	6.150%	9/15/2043	10,081	10,205
	Reynolds American Inc.	5.850%	8/15/2045	43,222	42,588
	Sysco Corp.	3.250%	7/15/2027	25,901	25,611
	Sysco Corp.	5.750%	1/17/2029	6,700	6,868
	Sysco Corp.	2.400%	2/15/2030	4,815	4,432
	Sysco Corp.	5.950%	4/1/2030	11,971	12,412
	Sysco Corp.	5.100%	9/23/2030	3,724	3,760
	Sysco Corp.	4.400%	7/25/2031	3,765	3,669
	Sysco Corp.	2.450%	12/14/2031	8,071	7,170
	Sysco Corp.	6.000%	1/17/2034	2,729	2,868
	Sysco Corp.	4.950%	3/25/2036	13,832	13,290
	Sysco Corp.	6.600%	4/1/2040	9,668	10,471
	Sysco Corp.	4.850%	10/1/2045	9,540	8,348
	Sysco Corp.	4.500%	4/1/2046	5,504	4,589
	Sysco Corp.	4.450%	3/15/2048	9,486	7,721
	Sysco Corp.	3.300%	2/15/2050	8,400	5,637
	Sysco Corp.	6.600%	4/1/2050	17,926	19,072
	Sysco Corp.	3.150%	12/14/2051	10,056	6,405
	Target Corp.	4.350%	6/15/2028	6,057	6,058
	Target Corp.	3.375%	4/15/2029	15,301	14,901
	Target Corp.	2.350%	2/15/2030	1,837	1,704
	Target Corp.	2.650%	9/15/2030	5,841	5,410
	Target Corp.	4.500%	9/15/2032	5,571	5,556
	Target Corp.	4.400%	1/15/2033	2,145	2,120
	Target Corp.	4.500%	9/15/2034	26,106	25,326
	Target Corp.	5.000%	4/15/2035	7,256	7,264
	Target Corp.	5.250%	2/15/2036	37,143	37,769
	Target Corp.	6.500%	10/15/2037	5,437	6,035

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	7.000%	1/15/2038	6,379	7,355
	Target Corp.	4.000%	7/1/2042	17,299	14,488
	Target Corp.	3.625%	4/15/2046	4,591	3,489
	Target Corp.	3.900%	11/15/2047	233	182
	Target Corp.	2.950%	1/15/2052	30,088	19,173
	Target Corp.	4.800%	1/15/2053	3,557	3,169
	Tyson Foods Inc.	4.350%	3/1/2029	18,237	18,090
	Tyson Foods Inc.	5.400%	3/15/2029	2,680	2,730
	Tyson Foods Inc.	5.700%	3/15/2034	14,540	14,960
	Tyson Foods Inc.	5.150%	8/15/2044	14,877	13,700
	Tyson Foods Inc.	4.550%	6/2/2047	1,382	1,165
	Tyson Foods Inc.	5.100%	9/28/2048	20,360	18,361
	Unilever Capital Corp.	4.250%	8/12/2027	7,573	7,577
	Unilever Capital Corp.	3.500%	3/22/2028	4,030	3,976
	Unilever Capital Corp.	4.875%	9/8/2028	8,153	8,242
	Unilever Capital Corp.	2.125%	9/6/2029	21,820	20,365
	Unilever Capital Corp.	1.375%	9/14/2030	6,795	5,998
	Unilever Capital Corp.	1.750%	8/12/2031	8,497	7,402
	Unilever Capital Corp.	5.900%	11/15/2032	11,874	12,683
	Unilever Capital Corp.	5.000%	12/8/2033	12,020	12,215
	Unilever Capital Corp.	4.625%	8/12/2034	13,415	13,206
[1]	Unilever Capital Corp.	2.625%	8/12/2051	14,395	8,890
	Walmart Inc.	3.950%	9/9/2027	3,468	3,460
	Walmart Inc.	3.900%	4/15/2028	12,979	12,918
	Walmart Inc.	3.700%	6/26/2028	15,979	15,827
	Walmart Inc.	1.500%	9/22/2028	9,423	8,884
	Walmart Inc.	4.000%	4/30/2029	5,478	5,435
	Walmart Inc.	3.250%	7/8/2029	24,048	23,421
	Walmart Inc.	2.375%	9/24/2029	25,719	24,237
	Walmart Inc.	7.550%	2/15/2030	4,176	4,629
	Walmart Inc.	4.000%	4/15/2030	2,731	2,701
	Walmart Inc.	4.350%	4/28/2030	20,760	20,793
	Walmart Inc.	4.150%	4/30/2031	10,000	9,888
	Walmart Inc.	1.800%	9/22/2031	6,297	5,563
	Walmart Inc.	4.150%	9/9/2032	4,456	4,389
	Walmart Inc.	4.100%	4/15/2033	1,297	1,261
	Walmart Inc.	4.450%	4/30/2033	8,451	8,362
	Walmart Inc.	4.900%	4/28/2035	32,958	33,238
	Walmart Inc.	5.250%	9/1/2035	20,136	20,788
	Walmart Inc.	4.750%	4/30/2036	8,049	7,986
	Walmart Inc.	6.500%	8/15/2037	608	692
	Walmart Inc.	6.200%	4/15/2038	15,954	17,711
	Walmart Inc.	3.950%	6/28/2038	25,118	23,045
	Walmart Inc.	5.625%	4/1/2040	5,843	6,126
	Walmart Inc.	5.000%	10/25/2040	7,299	7,290
	Walmart Inc.	2.500%	9/22/2041	1,795	1,289
	Walmart Inc.	4.000%	4/11/2043	24,966	21,162
	Walmart Inc.	4.300%	4/22/2044	6,064	5,401
	Walmart Inc.	3.625%	12/15/2047	10,432	8,140
	Walmart Inc.	4.050%	6/29/2048	7,272	5,959
	Walmart Inc.	2.950%	9/24/2049	7,475	5,023
	Walmart Inc.	2.650%	9/22/2051	950	589
	Walmart Inc.	4.500%	9/9/2052	2,689	2,331
	Walmart Inc.	4.500%	4/15/2053	901	782
					5,715,586
Energy (1.8%)
[1]	APA Corp.	4.250%	1/15/2030	8,026	7,887
	APA Corp.	6.100%	2/15/2035	3,797	3,918
	APA Corp.	6.750%	2/15/2055	7,185	7,500
	Baker Hughes Holdings LLC	3.337%	12/15/2027	16,233	15,985
	Baker Hughes Holdings LLC	4.050%	3/11/2029	7,625	7,516
	Baker Hughes Holdings LLC	3.138%	11/7/2029	7,714	7,359
	Baker Hughes Holdings LLC	4.486%	5/1/2030	7,709	7,659
	Baker Hughes Holdings LLC	4.350%	6/15/2031	12,152	11,910
	Baker Hughes Holdings LLC	4.650%	6/15/2033	7,877	7,702
	Baker Hughes Holdings LLC	5.000%	6/15/2036	30,288	29,628
	Baker Hughes Holdings LLC	5.125%	9/15/2040	21,530	20,649
	Baker Hughes Holdings LLC	4.080%	12/15/2047	11,437	9,080
	Baker Hughes Holdings LLC	5.850%	6/15/2056	15,456	15,270

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,960	7,948
	Boardwalk Pipelines LP	3.600%	9/1/2032	6,496	5,999
	Boardwalk Pipelines LP	5.625%	8/1/2034	12,065	12,302
	Boardwalk Pipelines LP	5.375%	2/15/2036	13,110	13,037
	BP Capital Markets America Inc.	5.017%	11/17/2027	14,926	15,060
	BP Capital Markets America Inc.	3.937%	9/21/2028	14,176	14,007
	BP Capital Markets America Inc.	4.234%	11/6/2028	27,690	27,504
	BP Capital Markets America Inc.	4.970%	10/17/2029	9,772	9,881
	BP Capital Markets America Inc.	4.868%	11/25/2029	17,100	17,254
	BP Capital Markets America Inc.	3.633%	4/6/2030	19,811	19,143
	BP Capital Markets America Inc.	1.749%	8/10/2030	11,440	10,214
	BP Capital Markets America Inc.	2.721%	1/12/2032	22,028	19,812
	BP Capital Markets America Inc.	4.812%	2/13/2033	27,107	26,927
	BP Capital Markets America Inc.	4.893%	9/11/2033	50,659	50,425
	BP Capital Markets America Inc.	5.227%	11/17/2034	22,797	23,095
	BP Capital Markets America Inc.	3.060%	6/17/2041	40,361	30,383
	BP Capital Markets America Inc.	3.000%	2/24/2050	43,725	28,364
	BP Capital Markets America Inc.	2.772%	11/10/2050	28,579	17,589
	BP Capital Markets America Inc.	2.939%	6/4/2051	33,308	21,085
	BP Capital Markets America Inc.	3.001%	3/17/2052	9,577	6,102
	BP Capital Markets America Inc.	3.379%	2/8/2061	22,995	14,815
	BP Capital Markets plc	3.279%	9/19/2027	29,822	29,486
	BP Capital Markets plc	3.723%	11/28/2028	16,510	16,207
	Burlington Resources LLC	7.200%	8/15/2031	5,913	6,562
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	8,814	8,902
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,244	8,644
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,643	18,394
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	5,309	5,734
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	3,130	3,158
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	5,753	5,990
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	9,763	10,521
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	14,003	14,776
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	1,844	2,015
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	10,368	9,200
	Cenovus Energy Inc.	4.650%	3/20/2031	5,504	5,433
	Cenovus Energy Inc.	2.650%	1/15/2032	8,280	7,392
	Cenovus Energy Inc.	5.400%	3/20/2036	6,965	6,898
	Cenovus Energy Inc.	5.250%	6/15/2037	5,073	4,919
	Cenovus Energy Inc.	6.750%	11/15/2039	5,624	6,188
	Cenovus Energy Inc.	5.400%	6/15/2047	6,541	6,031
	Cenovus Energy Inc.	3.750%	2/15/2052	16,846	12,008
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	27,005	26,107
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	15,867	13,489
	Cheniere Energy Inc.	4.625%	10/15/2028	19,485	19,443
	Cheniere Energy Inc.	5.650%	4/15/2034	20,305	20,835
[6]	Cheniere Energy Inc.	5.200%	7/30/2036	7,214	7,097
[6]	Cheniere Energy Inc.	6.000%	7/30/2056	9,910	9,904
	Cheniere Energy Partners LP	4.500%	10/1/2029	26,253	26,055
	Cheniere Energy Partners LP	4.000%	3/1/2031	46,013	44,300
	Cheniere Energy Partners LP	3.250%	1/31/2032	25,019	22,968
	Cheniere Energy Partners LP	5.950%	6/30/2033	4,253	4,441
	Cheniere Energy Partners LP	5.750%	8/15/2034	21,930	22,610
	Cheniere Energy Partners LP	5.550%	10/30/2035	21,556	21,890
[6]	Cheniere Energy Partners LP	5.350%	11/30/2036	12,800	12,735
[6]	Cheniere Energy Partners LP	6.050%	11/30/2056	6,700	6,765
	Chevron Corp.	2.236%	5/11/2030	25,859	23,784
	Chevron USA Inc.	1.018%	8/12/2027	7,574	7,322
	Chevron USA Inc.	3.950%	8/13/2027	15,867	15,842
	Chevron USA Inc.	3.850%	1/15/2028	11,402	11,326
	Chevron USA Inc.	4.475%	2/26/2028	7,966	7,987
	Chevron USA Inc.	4.050%	8/13/2028	24,483	24,361
	Chevron USA Inc.	3.250%	10/15/2029	8,810	8,493
	Chevron USA Inc.	4.687%	4/15/2030	33,978	34,215
	Chevron USA Inc.	4.300%	10/15/2030	7,879	7,834
	Chevron USA Inc.	4.819%	4/15/2032	7,940	8,019
	Chevron USA Inc.	4.500%	10/15/2032	20,724	20,624
	Chevron USA Inc.	4.980%	4/15/2035	4,145	4,169
	Chevron USA Inc.	4.850%	10/15/2035	24,765	24,681
	Chevron USA Inc.	5.250%	11/15/2043	9,975	9,876
	CNOOC Finance 2013 Ltd.	2.875%	9/30/2029	5,585	5,306

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	10,705	9,742
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	5,225	3,975
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,760	5,638
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	2,855	2,558
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	18,436	18,393
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	9,365	10,189
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	18,147	20,775
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	4,153	4,113
	ConocoPhillips	5.900%	10/15/2032	10,453	11,086
	ConocoPhillips	5.900%	5/15/2038	5,465	5,768
	ConocoPhillips Co.	4.700%	1/15/2030	25,565	25,647
	ConocoPhillips Co.	4.850%	1/15/2032	19,394	19,519
	ConocoPhillips Co.	5.000%	1/15/2035	14,080	14,054
	ConocoPhillips Co.	3.758%	3/15/2042	11,516	9,288
	ConocoPhillips Co.	4.300%	11/15/2044	2,084	1,745
	ConocoPhillips Co.	3.800%	3/15/2052	16,229	11,892
	ConocoPhillips Co.	5.300%	5/15/2053	14,731	13,714
	ConocoPhillips Co.	5.550%	3/15/2054	14,365	13,889
	ConocoPhillips Co.	5.500%	1/15/2055	36,372	34,857
	ConocoPhillips Co.	5.700%	9/15/2063	9,692	9,450
	ConocoPhillips Co.	5.650%	1/15/2065	19,501	18,806
	Continental Resources Inc.	4.375%	1/15/2028	13,603	13,514
	Continental Resources Inc.	4.900%	6/1/2044	9,295	7,597
	DCP Midstream Operating LP	5.625%	7/15/2027	6,139	6,192
	DCP Midstream Operating LP	5.125%	5/15/2029	6,655	6,729
	DCP Midstream Operating LP	3.250%	2/15/2032	6,849	6,251
	DCP Midstream Operating LP	5.600%	4/1/2044	6,955	6,699
	Devon Energy Corp.	5.250%	10/15/2027	5,605	5,607
	Devon Energy Corp.	5.875%	6/15/2028	5,569	5,572
[6]	Devon Energy Corp.	4.375%	3/15/2029	7,937	7,869
	Devon Energy Corp.	4.500%	1/15/2030	7,218	7,165
	Devon Energy Corp.	7.875%	9/30/2031	6,484	7,391
	Devon Energy Corp.	7.950%	4/15/2032	4,720	5,411
[6]	Devon Energy Corp.	5.400%	2/15/2035	3,973	4,005
	Devon Energy Corp.	5.600%	7/15/2041	17,119	16,858
	Devon Energy Corp.	4.750%	5/15/2042	18,578	16,558
[6]	Devon Energy Corp.	5.900%	2/15/2055	12,604	12,421
	Diamondback Energy Inc.	3.500%	12/1/2029	18,236	17,587
	Diamondback Energy Inc.	5.150%	1/30/2030	30,719	31,165
	Diamondback Energy Inc.	3.125%	3/24/2031	13,959	12,979
	Diamondback Energy Inc.	6.250%	3/15/2033	14,585	15,518
	Diamondback Energy Inc.	5.400%	4/18/2034	42,065	42,660
	Diamondback Energy Inc.	5.550%	4/1/2035	22,954	23,419
	Diamondback Energy Inc.	6.250%	3/15/2053	22,445	23,249
	Diamondback Energy Inc.	5.750%	4/18/2054	19,104	18,571
	Diamondback Energy Inc.	5.900%	4/18/2064	14,106	13,852
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	9,660	9,991
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	11,920	11,416
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	3,459	3,548
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	7,389	6,988
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,210	3,762
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	4,868	4,187
[1]	Enbridge Energy Partners LP	7.500%	4/15/2038	10,280	11,906
	Enbridge Energy Partners LP	7.375%	10/15/2045	3,065	3,542
	Enbridge Inc.	3.700%	7/15/2027	13,924	13,827
	Enbridge Inc.	4.600%	6/20/2028	4,918	4,918
	Enbridge Inc.	6.000%	11/15/2028	9,505	9,790
	Enbridge Inc.	4.200%	11/20/2028	5,630	5,579
	Enbridge Inc.	5.300%	4/5/2029	13,900	14,126
	Enbridge Inc.	3.125%	11/15/2029	15,201	14,470
	Enbridge Inc.	4.900%	6/20/2030	6,675	6,695
	Enbridge Inc.	6.200%	11/15/2030	19,693	20,714
	Enbridge Inc.	4.500%	2/15/2031	9,771	9,624
	Enbridge Inc.	5.700%	3/8/2033	36,302	37,488
	Enbridge Inc.	2.500%	8/1/2033	15,935	13,581
	Enbridge Inc.	5.625%	4/5/2034	11,312	11,644
	Enbridge Inc.	5.200%	11/20/2035	6,060	6,015
	Enbridge Inc.	4.500%	6/10/2044	9,886	8,475
	Enbridge Inc.	5.500%	12/1/2046	8,874	8,475
	Enbridge Inc.	3.400%	8/1/2051	17,094	11,608

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	6.700%	11/15/2053	30,330	33,353
	Enbridge Inc.	5.950%	4/5/2054	14,639	14,693
	Enbridge Inc.	7.200%	6/27/2054	11,328	12,036
	Enbridge Inc.	7.375%	3/15/2055	5,763	6,061
	Energy Transfer LP	4.000%	10/1/2027	12,511	12,431
	Energy Transfer LP	5.550%	2/15/2028	17,026	17,260
	Energy Transfer LP	4.950%	5/15/2028	21,502	21,620
	Energy Transfer LP	4.950%	6/15/2028	18,198	18,297
	Energy Transfer LP	5.250%	4/15/2029	20,202	20,474
	Energy Transfer LP	5.250%	7/1/2029	9,168	9,310
	Energy Transfer LP	5.200%	4/1/2030	5,655	5,741
	Energy Transfer LP	3.750%	5/15/2030	18,030	17,360
	Energy Transfer LP	6.400%	12/1/2030	11,740	12,427
	Energy Transfer LP	4.550%	1/15/2031	10,917	10,776
	Energy Transfer LP	5.750%	2/15/2033	11,286	11,684
	Energy Transfer LP	6.550%	12/1/2033	4,372	4,730
	Energy Transfer LP	5.550%	5/15/2034	15,869	16,127
	Energy Transfer LP	5.600%	9/1/2034	18,544	18,910
	Energy Transfer LP	4.900%	3/15/2035	7,537	7,338
	Energy Transfer LP	5.700%	4/1/2035	7,355	7,542
	Energy Transfer LP	5.350%	1/15/2036	21,659	21,581
	Energy Transfer LP	6.625%	10/15/2036	10,309	11,146
[1]	Energy Transfer LP	5.800%	6/15/2038	13,580	13,844
	Energy Transfer LP	7.500%	7/1/2038	10,649	12,288
	Energy Transfer LP	6.050%	6/1/2041	9,701	9,843
	Energy Transfer LP	6.500%	2/1/2042	13,523	14,290
	Energy Transfer LP	6.100%	2/15/2042	11,581	11,623
	Energy Transfer LP	4.950%	1/15/2043	2,150	1,902
	Energy Transfer LP	5.150%	2/1/2043	3,620	3,270
	Energy Transfer LP	5.950%	10/1/2043	4,153	4,068
	Energy Transfer LP	5.300%	4/1/2044	9,781	8,935
	Energy Transfer LP	5.150%	3/15/2045	6,733	5,997
	Energy Transfer LP	5.350%	5/15/2045	9,285	8,444
	Energy Transfer LP	6.125%	12/15/2045	26,399	26,225
	Energy Transfer LP	5.300%	4/15/2047	13,158	11,797
	Energy Transfer LP	5.400%	10/1/2047	14,328	12,988
	Energy Transfer LP	6.000%	6/15/2048	23,601	22,937
	Energy Transfer LP	6.250%	4/15/2049	35,205	35,132
	Energy Transfer LP	5.000%	5/15/2050	35,308	29,904
	Energy Transfer LP	5.950%	5/15/2054	46,514	44,525
	Energy Transfer LP	6.050%	9/1/2054	35,763	34,748
	Energy Transfer LP	6.200%	4/1/2055	17,720	17,529
	Energy Transfer LP	6.300%	1/15/2056	5,958	5,983
	Enterprise Products Operating LLC	4.300%	6/20/2028	11,479	11,440
	Enterprise Products Operating LLC	3.125%	7/31/2029	56,666	54,344
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,482	10,808
	Enterprise Products Operating LLC	4.600%	1/15/2031	27,516	27,431
	Enterprise Products Operating LLC	5.350%	1/31/2033	2,037	2,090
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	9,133	10,131
[1]	Enterprise Products Operating LLC	6.650%	10/15/2034	7,049	7,800
	Enterprise Products Operating LLC	4.950%	2/15/2035	17,610	17,483
	Enterprise Products Operating LLC	5.200%	1/15/2036	5,990	6,010
	Enterprise Products Operating LLC	7.550%	4/15/2038	6,645	7,859
	Enterprise Products Operating LLC	6.125%	10/15/2039	9,636	10,288
	Enterprise Products Operating LLC	5.950%	2/1/2041	10,054	10,475
	Enterprise Products Operating LLC	4.850%	8/15/2042	13,422	12,381
	Enterprise Products Operating LLC	4.450%	2/15/2043	15,082	13,186
	Enterprise Products Operating LLC	4.850%	3/15/2044	16,082	14,688
	Enterprise Products Operating LLC	5.100%	2/15/2045	11,564	10,791
	Enterprise Products Operating LLC	4.900%	5/15/2046	23,135	20,839
	Enterprise Products Operating LLC	4.250%	2/15/2048	20,361	16,698
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,251	16,905
	Enterprise Products Operating LLC	4.200%	1/31/2050	18,073	14,586
	Enterprise Products Operating LLC	3.700%	1/31/2051	15,551	11,450
	Enterprise Products Operating LLC	3.200%	2/15/2052	14,500	9,593
	Enterprise Products Operating LLC	3.300%	2/15/2053	16,542	11,083
	Enterprise Products Operating LLC	4.950%	10/15/2054	3,950	3,509
	Enterprise Products Operating LLC	5.550%	2/16/2055	20,663	20,014
	Enterprise Products Operating LLC	3.950%	1/31/2060	15,341	11,173
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	1,754	1,747

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	9,383	9,339
	EOG Resources Inc.	4.400%	7/15/2028	6,047	6,035
	EOG Resources Inc.	4.375%	4/15/2030	15,650	15,502
	EOG Resources Inc.	4.400%	1/15/2031	5,880	5,801
	EOG Resources Inc.	5.000%	7/15/2032	23,663	23,822
	EOG Resources Inc.	3.900%	4/1/2035	1,397	1,277
	EOG Resources Inc.	5.350%	1/15/2036	20,355	20,574
	EOG Resources Inc.	4.950%	4/15/2050	13,822	12,343
	EOG Resources Inc.	5.650%	12/1/2054	25,550	25,012
	EOG Resources Inc.	5.950%	7/15/2055	11,147	11,356
	EQT Corp.	3.900%	10/1/2027	3,534	3,501
	EQT Corp.	5.700%	4/1/2028	12,495	12,700
	EQT Corp.	5.000%	1/15/2029	8,487	8,511
	EQT Corp.	7.000%	2/1/2030	6,772	7,203
	EQT Corp.	5.750%	2/1/2034	15,754	16,099
	Expand Energy Corp.	4.750%	2/1/2032	30,135	29,366
	Expand Energy Corp.	5.700%	1/15/2035	12,820	12,953
	Exxon Mobil Corp.	2.440%	8/16/2029	21,887	20,679
	Exxon Mobil Corp.	3.482%	3/19/2030	25,330	24,529
	Exxon Mobil Corp.	2.610%	10/15/2030	32,287	29,945
	Exxon Mobil Corp.	2.995%	8/16/2039	11,408	9,031
	Exxon Mobil Corp.	4.227%	3/19/2040	32,858	29,599
	Exxon Mobil Corp.	3.567%	3/6/2045	15,988	12,339
	Exxon Mobil Corp.	4.114%	3/1/2046	11,841	9,793
	Exxon Mobil Corp.	3.095%	8/16/2049	24,930	16,864
	Exxon Mobil Corp.	4.327%	3/19/2050	37,942	31,662
	Exxon Mobil Corp.	3.452%	4/15/2051	42,377	30,201
	Halliburton Co.	2.920%	3/1/2030	19,102	17,932
	Halliburton Co.	4.850%	11/15/2035	16,840	16,353
	Halliburton Co.	6.700%	9/15/2038	14,005	15,436
	Halliburton Co.	7.450%	9/15/2039	25,123	29,372
	Halliburton Co.	4.500%	11/15/2041	9,771	8,549
	Halliburton Co.	4.750%	8/1/2043	11,756	10,343
	Halliburton Co.	5.000%	11/15/2045	30,223	27,048
	Helmerich & Payne Inc.	4.650%	12/1/2027	6,930	6,921
	Helmerich & Payne Inc.	4.850%	12/1/2029	10,521	10,505
	Helmerich & Payne Inc.	2.900%	9/29/2031	16,121	14,443
	Helmerich & Payne Inc.	5.500%	12/1/2034	1,321	1,296
	Hess Corp.	7.875%	10/1/2029	8,500	9,320
	Hess Corp.	7.300%	8/15/2031	11,275	12,551
	Hess Corp.	6.000%	1/15/2040	15,243	16,041
	Hess Corp.	5.600%	2/15/2041	20,401	20,658
	Hess Corp.	5.800%	4/1/2047	11,014	11,114
	HF Sinclair Corp.	5.000%	2/1/2028	250	250
	HF Sinclair Corp.	4.500%	10/1/2030	9,253	9,027
	HF Sinclair Corp.	5.750%	1/15/2031	7,892	8,060
	HF Sinclair Corp.	5.500%	9/1/2032	5,302	5,330
	HF Sinclair Corp.	6.250%	1/15/2035	15,385	15,958
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,050	1,163
	Kinder Morgan Energy Partners LP	7.750%	3/15/2032	620	705
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	4,816	5,424
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	9,462	9,802
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	17,296	18,699
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	10,117	11,312
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	7,213	7,758
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	9,129	10,645
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	3,525	3,729
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	8,689	8,520
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	5,973	5,434
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	12,064	10,594
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,500	4,974
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,414	8,973
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	4,711	4,432
	Kinder Morgan Inc.	4.300%	3/1/2028	33,294	33,167
	Kinder Morgan Inc.	5.100%	8/1/2029	4,630	4,687
	Kinder Morgan Inc.	5.150%	6/1/2030	8,970	9,120
	Kinder Morgan Inc.	2.000%	2/15/2031	15,958	14,109
[1]	Kinder Morgan Inc.	7.800%	8/1/2031	5,546	6,282
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	7,612	8,647
	Kinder Morgan Inc.	5.200%	6/1/2033	12,497	12,674

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	5.300%	12/1/2034	19,739	19,886
Kinder Morgan Inc.	5.850%	6/1/2035	9,295	9,708
Kinder Morgan Inc.	5.550%	6/1/2045	59,482	57,163
Kinder Morgan Inc.	5.050%	2/15/2046	13,610	12,242
Kinder Morgan Inc.	5.200%	3/1/2048	4,708	4,277
Kinder Morgan Inc.	3.250%	8/1/2050	6,282	4,166
Kinder Morgan Inc.	3.600%	2/15/2051	1,836	1,292
Kinder Morgan Inc.	5.950%	8/1/2054	10,809	10,852
Marathon Petroleum Corp.	3.800%	4/1/2028	11,155	11,012
Marathon Petroleum Corp.	5.150%	3/1/2030	8,550	8,667
Marathon Petroleum Corp.	5.700%	3/1/2035	23,854	24,487
Marathon Petroleum Corp.	6.500%	3/1/2041	15,842	16,991
Marathon Petroleum Corp.	4.750%	9/15/2044	10,087	8,816
Marathon Petroleum Corp.	4.500%	4/1/2048	9,162	7,417
Marathon Petroleum Corp.	5.000%	9/15/2054	5,872	5,031
MPLX LP	4.250%	12/1/2027	21,839	21,734
MPLX LP	4.000%	3/15/2028	17,340	17,173
MPLX LP	2.650%	8/15/2030	31,730	29,205
MPLX LP	4.950%	9/1/2032	11,905	11,835
MPLX LP	5.000%	3/1/2033	15,435	15,331
MPLX LP	5.500%	6/1/2034	9,020	9,121
MPLX LP	5.400%	4/1/2035	6,166	6,162
MPLX LP	5.400%	9/15/2035	28,260	28,181
MPLX LP	5.300%	4/1/2036	17,931	17,674
MPLX LP	4.500%	4/15/2038	23,765	21,523
MPLX LP	5.200%	3/1/2047	12,995	11,700
MPLX LP	5.200%	12/1/2047	5,963	5,320
MPLX LP	4.700%	4/15/2048	12,334	10,249
MPLX LP	5.500%	2/15/2049	8,918	8,218
MPLX LP	5.650%	3/1/2053	1,447	1,348
MPLX LP	5.950%	4/1/2055	5,969	5,794
MPLX LP	6.200%	9/15/2055	15,005	15,070
MPLX LP	6.100%	4/1/2056	9,916	9,810
NOV Inc.	3.600%	12/1/2029	10,642	10,228
NOV Inc.	3.950%	12/1/2042	15,676	12,335
Occidental Petroleum Corp.	8.875%	7/15/2030	12,957	14,601
Occidental Petroleum Corp.	6.625%	9/1/2030	5,648	5,973
Occidental Petroleum Corp.	7.500%	5/1/2031	14,124	15,635
Occidental Petroleum Corp.	7.875%	9/15/2031	7,114	8,020
Occidental Petroleum Corp.	5.375%	1/1/2032	5,202	5,306
Occidental Petroleum Corp.	5.550%	10/1/2034	16,779	17,162
Occidental Petroleum Corp.	6.450%	9/15/2036	30,160	32,336
Occidental Petroleum Corp.	7.950%	6/15/2039	7,127	8,470
Occidental Petroleum Corp.	6.200%	3/15/2040	15,416	15,969
Occidental Petroleum Corp.	6.600%	3/15/2046	17,816	18,929
Occidental Petroleum Corp.	4.400%	4/15/2046	9,706	8,144
Occidental Petroleum Corp.	4.200%	3/15/2048	5,520	4,417
Occidental Petroleum Corp.	6.050%	10/1/2054	16,862	17,084
ONEOK Inc.	4.000%	7/13/2027	16,120	16,036
ONEOK Inc.	4.250%	9/24/2027	15,132	15,080
ONEOK Inc.	4.550%	7/15/2028	14,015	13,995
ONEOK Inc.	5.650%	11/1/2028	5,490	5,604
ONEOK Inc.	4.350%	3/15/2029	13,532	13,416
ONEOK Inc.	5.375%	6/1/2029	7,908	8,031
ONEOK Inc.	3.400%	9/1/2029	16,707	16,049
ONEOK Inc.	3.100%	3/15/2030	15,878	14,961
ONEOK Inc.	3.250%	6/1/2030	4,477	4,222
ONEOK Inc.	5.800%	11/1/2030	9,896	10,237
ONEOK Inc.	6.350%	1/15/2031	4,211	4,433
ONEOK Inc.	4.750%	10/15/2031	10,915	10,789
ONEOK Inc.	4.950%	10/15/2032	10,924	10,844
ONEOK Inc.	6.050%	9/1/2033	13,545	14,178
ONEOK Inc.	5.650%	9/1/2034	12,395	12,631
ONEOK Inc.	5.050%	11/1/2034	27,278	26,679
ONEOK Inc.	6.000%	6/15/2035	2,172	2,258
ONEOK Inc.	5.400%	10/15/2035	22,945	22,909
ONEOK Inc.	5.600%	4/1/2044	14,830	14,009
ONEOK Inc.	4.250%	9/15/2046	8,168	6,381
ONEOK Inc.	5.450%	6/1/2047	12,435	11,387
ONEOK Inc.	4.950%	7/13/2047	12,264	10,554

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.200%	10/3/2047	14,591	11,212
	ONEOK Inc.	5.200%	7/15/2048	10,863	9,645
	ONEOK Inc.	4.450%	9/1/2049	11,958	9,562
	ONEOK Inc.	7.150%	1/15/2051	8,827	9,797
	ONEOK Inc.	6.625%	9/1/2053	22,350	23,424
	ONEOK Inc.	5.700%	11/1/2054	9,670	8,974
	ONEOK Inc.	6.250%	10/15/2055	22,220	22,274
	ONEOK Inc.	5.850%	11/1/2064	10,137	9,501
	ONEOK Partners LP	6.650%	10/1/2036	10,574	11,473
	ONEOK Partners LP	6.850%	10/15/2037	4,631	5,078
	ONEOK Partners LP	6.125%	2/1/2041	7,724	7,931
	ONEOK Partners LP	6.200%	9/15/2043	4,605	4,702
	Ovintiv Inc.	7.375%	11/1/2031	6,141	6,777
	Ovintiv Inc.	6.250%	7/15/2033	6,723	7,071
	Ovintiv Inc.	6.500%	8/15/2034	3,047	3,254
	Ovintiv Inc.	6.625%	8/15/2037	7,824	8,374
	Ovintiv Inc.	6.500%	2/1/2038	13,408	14,114
	Ovintiv Inc.	7.100%	7/15/2053	6,336	6,999
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	9,452	9,470
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	10,786	11,580
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	3,358	3,345
	Phillips 66	3.900%	3/15/2028	11,621	11,493
	Phillips 66	2.150%	12/15/2030	23,630	21,197
	Phillips 66	4.650%	11/15/2034	5,730	5,550
	Phillips 66	5.875%	5/1/2042	10,092	10,216
	Phillips 66	4.875%	11/15/2044	20,935	18,645
	Phillips 66 Co.	4.950%	12/1/2027	4,118	4,143
	Phillips 66 Co.	3.750%	3/1/2028	7,619	7,519
	Phillips 66 Co.	3.150%	12/15/2029	11,748	11,170
	Phillips 66 Co.	5.250%	6/15/2031	26,332	26,797
	Phillips 66 Co.	5.300%	6/30/2033	15,535	15,737
	Phillips 66 Co.	4.950%	3/15/2035	12,374	12,191
	Phillips 66 Co.	4.680%	2/15/2045	8,614	7,367
	Phillips 66 Co.	4.900%	10/1/2046	6,272	5,471
[1]	Phillips 66 Co.	5.875%	3/15/2056	8,835	8,764
[1]	Phillips 66 Co.	6.200%	3/15/2056	8,383	8,414
	Pioneer Natural Resources Co.	1.900%	8/15/2030	22,091	19,830
	Pioneer Natural Resources Co.	2.150%	1/15/2031	13,720	12,309
	Plains All American Pipeline LP	3.550%	12/15/2029	13,722	13,210
	Plains All American Pipeline LP	3.800%	9/15/2030	10,937	10,488
	Plains All American Pipeline LP	4.700%	1/15/2031	12,449	12,344
	Plains All American Pipeline LP	5.950%	6/15/2035	17,960	18,487
	Plains All American Pipeline LP	5.600%	1/15/2036	10,664	10,702
	Plains All American Pipeline LP	6.650%	1/15/2037	6,283	6,787
	Plains All American Pipeline LP	5.150%	6/1/2042	8,770	8,053
	Plains All American Pipeline LP	4.300%	1/31/2043	2,070	1,712
	Plains All American Pipeline LP	4.700%	6/15/2044	12,350	10,699
	Plains All American Pipeline LP	4.900%	2/15/2045	8,495	7,492
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	26,889	26,711
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	35,770	35,427
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	13,680	14,290
	Schlumberger Investment SA	4.550%	5/7/2031	6,840	6,797
	Schlumberger Investment SA	4.800%	5/7/2033	4,571	4,547
	Schlumberger Investment SA	5.150%	5/7/2036	15,955	15,881
[6]	Shell Finance US Inc.	3.875%	11/13/2028	14,574	14,383
[1]	Shell Finance US Inc.	2.375%	11/7/2029	29,691	27,793
[1]	Shell Finance US Inc.	2.750%	4/6/2030	23,666	22,206
	Shell Finance US Inc.	4.125%	11/6/2030	12,273	12,053
[1]	Shell Finance US Inc.	4.125%	5/11/2035	7,115	6,704
	Shell Finance US Inc.	4.750%	1/6/2036	26,015	25,459
[6]	Shell Finance US Inc.	6.375%	12/15/2038	38,599	42,195
[6]	Shell Finance US Inc.	5.500%	3/25/2040	14,825	14,967
[1]	Shell Finance US Inc.	4.550%	8/12/2043	18,285	16,082
[1]	Shell Finance US Inc.	4.375%	5/11/2045	32,121	27,346
[1]	Shell Finance US Inc.	4.000%	5/10/2046	20,766	16,586
[1]	Shell Finance US Inc.	3.750%	9/12/2046	12,533	9,681
[6]	Shell Finance US Inc.	3.125%	11/7/2049	14,135	9,548
[1]	Shell Finance US Inc.	3.250%	4/6/2050	24,692	17,069
[6]	Shell Finance US Inc.	3.000%	11/26/2051	13,782	8,951
	Shell International Finance BV	2.375%	11/7/2029	563	526

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	2.875%	11/26/2041	7,495	5,473
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	7,245	7,265
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	5,015	5,032
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	18,503	18,431
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	11,307	10,821
	Spectra Energy Partners LP	4.500%	3/15/2045	17,981	15,211
	Suncor Energy Inc.	7.150%	2/1/2032	8,644	9,520
	Suncor Energy Inc.	5.950%	12/1/2034	5,297	5,523
	Suncor Energy Inc.	6.800%	5/15/2038	8,431	9,264
	Suncor Energy Inc.	6.500%	6/15/2038	1,830	1,969
	Suncor Energy Inc.	4.000%	11/15/2047	10,509	8,052
	Suncor Energy Inc.	3.750%	3/4/2051	25,874	18,773
	Targa Resources Corp.	4.350%	1/15/2029	9,307	9,237
	Targa Resources Corp.	6.150%	3/1/2029	13,788	14,279
	Targa Resources Corp.	4.900%	9/15/2030	14,700	14,722
	Targa Resources Corp.	4.200%	2/1/2033	12,880	12,208
	Targa Resources Corp.	6.125%	3/15/2033	10,749	11,332
	Targa Resources Corp.	6.500%	3/30/2034	3,246	3,499
	Targa Resources Corp.	5.500%	2/15/2035	41,290	41,718
	Targa Resources Corp.	5.550%	8/15/2035	11,964	12,104
	Targa Resources Corp.	5.650%	2/15/2036	8,305	8,444
	Targa Resources Corp.	5.400%	7/30/2036	20,445	20,358
	Targa Resources Corp.	6.250%	7/1/2052	6,215	6,311
	Targa Resources Corp.	6.500%	2/15/2053	13,000	13,609
	Targa Resources Corp.	6.125%	5/15/2055	12,169	12,141
	Targa Resources Partners LP	5.000%	1/15/2028	4,643	4,641
	Targa Resources Partners LP	5.500%	3/1/2030	10,672	10,763
	Targa Resources Partners LP	4.875%	2/1/2031	11,383	11,357
	Targa Resources Partners LP	4.000%	1/15/2032	17,630	16,732
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	5,302	5,568
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/2037	2,184	2,559
	Texas Eastern Transmission LP	7.000%	7/15/2032	7,795	8,568
	TotalEnergies Capital International SA	3.455%	2/19/2029	17,886	17,458
	TotalEnergies Capital International SA	2.829%	1/10/2030	18,265	17,245
	TotalEnergies Capital International SA	3.461%	7/12/2049	12,401	8,816
	TotalEnergies Capital International SA	3.127%	5/29/2050	40,939	27,251
	TotalEnergies Capital International SA	3.386%	6/29/2060	5,848	3,805
	TotalEnergies Capital SA	3.883%	10/11/2028	9,707	9,612
	TotalEnergies Capital SA	4.724%	9/10/2034	49,627	49,035
	TotalEnergies Capital SA	5.488%	4/5/2054	30,532	29,504
	TotalEnergies Capital SA	5.638%	4/5/2064	20,320	19,729
	TotalEnergies Capital SA	5.425%	9/10/2064	18,551	17,440
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	18,386	18,078
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	16,981	16,650
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	18,050	17,686
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	16,207	16,112
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	18,304	17,894
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	23,332	22,554
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,707	4,817
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	8,561	8,897
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	30,640	32,558
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,503	6,305
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	15,706	16,407
[1]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	2,964	2,992
[1]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	3,768	3,818
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	22,555	23,354
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	9,441	9,347
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	22,493	21,351
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	30,115	29,802
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	4,984	4,821
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	5,389	4,693
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	11,790	10,028
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	6,698	5,135
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	6,023	5,933
	Valero Energy Corp.	2.150%	9/15/2027	7,832	7,625
	Valero Energy Corp.	5.150%	2/15/2030	1,935	1,964
	Valero Energy Corp.	2.800%	12/1/2031	9,326	8,404
	Valero Energy Corp.	7.500%	4/15/2032	8,677	9,810
	Valero Energy Corp.	5.150%	3/10/2036	7,077	6,970
	Valero Energy Corp.	6.625%	6/15/2037	13,638	14,985

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.900%	3/15/2045	9,780	8,657
	Valero Energy Partners LP	4.500%	3/15/2028	8,162	8,156
	Viper Energy Partners LLC	4.900%	8/1/2030	2,950	2,938
	Viper Energy Partners LLC	5.700%	8/1/2035	7,010	7,103
	Western Midstream Operating LP	4.500%	3/1/2028	2,393	2,383
	Western Midstream Operating LP	4.050%	2/1/2030	18,250	17,688
	Western Midstream Operating LP	4.800%	3/1/2031	7,348	7,264
	Western Midstream Operating LP	6.150%	4/1/2033	3,774	3,937
	Western Midstream Operating LP	5.450%	11/15/2034	9,850	9,799
	Western Midstream Operating LP	5.500%	12/15/2035	4,629	4,580
	Western Midstream Operating LP	5.700%	7/1/2036	6,136	6,148
	Western Midstream Operating LP	5.450%	4/1/2044	7,320	6,659
	Western Midstream Operating LP	5.300%	3/1/2048	10,705	9,319
	Western Midstream Operating LP	5.500%	8/15/2048	4,765	4,250
	Western Midstream Operating LP	5.250%	2/1/2050	19,632	17,034
	Williams Cos. Inc.	5.300%	8/15/2028	10,298	10,443
	Williams Cos. Inc.	4.900%	3/15/2029	1,450	1,458
	Williams Cos. Inc.	4.800%	11/15/2029	9,390	9,424
	Williams Cos. Inc.	4.625%	6/30/2030	7,685	7,645
	Williams Cos. Inc.	3.500%	11/15/2030	16,488	15,638
[1]	Williams Cos. Inc.	7.500%	1/15/2031	325	361
	Williams Cos. Inc.	2.600%	3/15/2031	22,944	20,768
	Williams Cos. Inc.	4.650%	8/15/2032	6,437	6,341
	Williams Cos. Inc.	5.650%	3/15/2033	15,015	15,459
	Williams Cos. Inc.	5.150%	3/15/2034	15,540	15,527
	Williams Cos. Inc.	5.600%	3/15/2035	12,597	12,857
	Williams Cos. Inc.	5.300%	9/30/2035	11,342	11,317
	Williams Cos. Inc.	5.150%	3/15/2036	11,816	11,620
	Williams Cos. Inc.	6.300%	4/15/2040	20,045	21,288
	Williams Cos. Inc.	5.800%	11/15/2043	5,905	5,857
	Williams Cos. Inc.	5.400%	3/4/2044	8,548	8,110
	Williams Cos. Inc.	5.750%	6/24/2044	8,929	8,820
	Williams Cos. Inc.	4.900%	1/15/2045	10,126	8,940
	Williams Cos. Inc.	5.100%	9/15/2045	16,793	15,290
	Williams Cos. Inc.	4.850%	3/1/2048	12,617	10,916
	Williams Cos. Inc.	3.500%	10/15/2051	7,839	5,400
	Williams Cos. Inc.	5.300%	8/15/2052	8,985	8,185
	Williams Cos. Inc.	5.800%	11/15/2054	12,970	12,630
	Williams Cos. Inc.	6.000%	3/15/2055	6,325	6,318
	Williams Cos. Inc.	5.950%	3/15/2056	10,761	10,654
	Woodside Finance Ltd.	4.900%	5/19/2028	7,700	7,724
	Woodside Finance Ltd.	5.400%	5/19/2030	19,283	19,600
	Woodside Finance Ltd.	5.700%	5/19/2032	6,525	6,714
	Woodside Finance Ltd.	5.100%	9/12/2034	5,804	5,710
	Woodside Finance Ltd.	6.000%	5/19/2035	26,780	27,833
	Woodside Finance Ltd.	5.700%	9/12/2054	12,819	12,289
					7,126,328
Financials (7.1%)
[1,5]	ABN AMRO Bank NV, SOFR + 1.000%	4.630%	12/3/2028	1,200	1,204
	ACE Capital Trust II	9.700%	4/1/2030	3,306	3,857
[1]	Aegon Ltd.	5.500%	4/11/2048	7,719	7,743
	AerCap Ireland Capital DAC	3.650%	7/21/2027	45,939	45,583
	AerCap Ireland Capital DAC	4.625%	10/15/2027	5,108	5,110
	AerCap Ireland Capital DAC	3.875%	1/23/2028	19,345	19,118
	AerCap Ireland Capital DAC	4.875%	4/1/2028	5,675	5,700
	AerCap Ireland Capital DAC	5.750%	6/6/2028	12,259	12,498
	AerCap Ireland Capital DAC	3.000%	10/29/2028	54,318	52,310
	AerCap Ireland Capital DAC	4.125%	2/28/2029	4,136	4,079
	AerCap Ireland Capital DAC	4.625%	9/10/2029	45,160	44,983
	AerCap Ireland Capital DAC	6.150%	9/30/2030	12,415	12,977
	AerCap Ireland Capital DAC	4.375%	11/15/2030	6,619	6,488
	AerCap Ireland Capital DAC	3.300%	1/30/2032	63,224	57,872
	AerCap Ireland Capital DAC	4.750%	1/15/2033	9,255	9,046
	AerCap Ireland Capital DAC	3.400%	10/29/2033	29,822	26,535
	AerCap Ireland Capital DAC	5.300%	1/19/2034	1,410	1,410
	AerCap Ireland Capital DAC	4.950%	9/10/2034	28,364	27,662
	AerCap Ireland Capital DAC	5.000%	11/15/2035	2,505	2,437
	AerCap Ireland Capital DAC	3.850%	10/29/2041	25,232	20,364
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,175	2,250

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	6.500%	1/31/2056	2,025	2,049
	Affiliated Managers Group Inc.	3.300%	6/15/2030	11,209	10,603
	Affiliated Managers Group Inc.	5.500%	8/20/2034	6,580	6,595
	Affiliated Managers Group Inc.	5.500%	2/15/2036	12,440	12,309
	Aflac Inc.	3.600%	4/1/2030	24,382	23,529
	Aflac Inc.	4.000%	10/15/2046	3,450	2,754
	Aflac Inc.	4.750%	1/15/2049	5,883	5,151
	Alleghany Corp.	4.900%	9/15/2044	6,080	5,473
	Alleghany Corp.	3.250%	8/15/2051	7,110	4,717
	Allstate Corp.	5.050%	6/24/2029	5,888	5,960
	Allstate Corp.	1.450%	12/15/2030	10,151	8,829
	Allstate Corp.	5.250%	3/30/2033	5,945	6,043
	Allstate Corp.	5.350%	6/1/2033	2,829	2,888
	Allstate Corp.	5.550%	5/9/2035	11,421	11,740
	Allstate Corp.	5.950%	4/1/2036	5,845	6,169
	Allstate Corp.	4.500%	6/15/2043	11,243	9,771
	Allstate Corp.	4.200%	12/15/2046	7,906	6,413
	Allstate Corp.	3.850%	8/10/2049	11,871	8,984
[1]	Allstate Corp.	6.500%	5/15/2057	7,136	7,311
	Ally Financial Inc.	7.100%	11/15/2027	3,168	3,263
	Ally Financial Inc.	2.200%	11/2/2028	12,570	11,869
	Ally Financial Inc.	5.737%	5/15/2029	11,675	11,834
	Ally Financial Inc.	6.992%	6/13/2029	1,562	1,620
[1]	Ally Financial Inc.	8.000%	11/1/2031	12,046	13,403
	Ally Financial Inc.	8.000%	11/1/2031	8,188	9,079
	American Express Co.	5.043%	7/26/2028	8,579	8,629
	American Express Co.	4.731%	4/25/2029	18,823	18,874
	American Express Co.	4.351%	7/20/2029	27,514	27,372
	American Express Co.	5.282%	7/27/2029	15,171	15,370
	American Express Co.	5.532%	4/25/2030	24,358	24,898
	American Express Co.	4.444%	5/3/2030	13,301	13,220
	American Express Co.	5.085%	1/30/2031	10,695	10,827
	American Express Co.	5.016%	4/25/2031	20,260	20,467
	American Express Co.	6.489%	10/30/2031	29,075	31,017
	American Express Co.	4.989%	5/26/2033	10,891	10,826
	American Express Co.	4.918%	7/20/2033	19,508	19,502
	American Express Co.	4.420%	8/3/2033	17,724	17,248
	American Express Co.	5.043%	5/1/2034	25,757	25,811
	American Express Co.	5.625%	7/28/2034	8,305	8,498
	American Express Co.	5.915%	4/25/2035	8,027	8,337
	American Express Co.	5.284%	7/26/2035	23,127	23,373
	American Express Co.	5.442%	1/30/2036	39,810	40,615
	American Express Co.	5.667%	4/25/2036	14,365	14,883
	American Express Co.	4.804%	10/24/2036	21,866	21,204
	American Express Co.	4.050%	12/3/2042	15,437	13,049
	American Financial Group Inc.	5.250%	4/2/2030	6,184	6,246
	American Financial Group Inc.	5.000%	9/23/2035	6,143	5,938
	American Financial Group Inc.	4.500%	6/15/2047	6,695	5,514
	American International Group Inc.	3.400%	6/30/2030	12,685	12,061
	American International Group Inc.	5.125%	3/27/2033	10,594	10,675
	American International Group Inc.	3.875%	1/15/2035	5,331	4,890
	American International Group Inc.	5.450%	5/7/2035	8,555	8,714
	American International Group Inc.	4.750%	4/1/2048	25,824	22,752
	American International Group Inc.	4.375%	6/30/2050	13,828	11,425
	American National Group Inc.	5.750%	10/1/2029	5,873	5,960
	American National Group Inc.	6.000%	7/15/2035	9,275	9,241
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,030	7,219
	Ameriprise Financial Inc.	4.800%	6/15/2031	2,845	2,844
	Ameriprise Financial Inc.	4.500%	5/13/2032	5,660	5,575
	Ameriprise Financial Inc.	5.150%	5/15/2033	5,915	5,985
	Ameriprise Financial Inc.	5.200%	4/15/2035	21,775	21,694
[1]	Andrew W Mellon Foundation	0.947%	8/1/2027	4,320	4,170
	Aon Corp.	4.500%	12/15/2028	10,319	10,293
	Aon Corp.	3.750%	5/2/2029	12,925	12,612
	Aon Corp.	2.800%	5/15/2030	20,332	18,924
	Aon Corp.	5.350%	2/28/2033	3,115	3,177
	Aon Corp.	6.250%	9/30/2040	5,850	6,296
	Aon Corp.	2.900%	8/23/2051	9,413	5,811
	Aon Corp.	3.900%	2/28/2052	12,942	9,580
	Aon Global Ltd.	4.600%	6/14/2044	12,208	10,606

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Global Ltd.	4.750%	5/15/2045	3,507	3,078
	Aon North America Inc.	5.150%	3/1/2029	11,764	11,928
	Aon North America Inc.	5.300%	3/1/2031	8,895	9,052
	Aon North America Inc.	5.450%	3/1/2034	60,667	61,913
	Aon North America Inc.	5.750%	3/1/2054	27,702	27,195
[6]	Apollo Debt Solutions BDC	5.200%	12/8/2028	4,275	4,207
	Apollo Debt Solutions BDC	6.900%	4/13/2029	23,015	23,613
	Apollo Debt Solutions BDC	5.875%	8/30/2030	4,505	4,454
[6]	Apollo Debt Solutions BDC	5.700%	1/23/2031	9,795	9,587
	Apollo Debt Solutions BDC	6.700%	7/29/2031	14,542	14,813
[6]	Apollo Debt Solutions BDC	6.550%	3/15/2032	15,800	15,930
	Apollo Debt Solutions BDC	6.550%	3/15/2032	5,305	5,349
	Apollo Global Management Inc.	6.375%	11/15/2033	7,220	7,678
	Apollo Global Management Inc.	5.150%	8/12/2035	5,800	5,638
	Apollo Global Management Inc.	5.700%	3/30/2036	14,444	14,500
	Apollo Global Management Inc.	5.800%	5/21/2054	11,724	11,106
	Apollo Global Management Inc.	6.000%	12/15/2054	5,724	5,542
	Arch Capital Group Ltd.	7.350%	5/1/2034	4,565	5,210
	Arch Capital Group Ltd.	5.250%	6/15/2036	3,016	3,011
	Arch Capital Group Ltd.	3.635%	6/30/2050	13,966	10,184
	Arch Capital Group Ltd.	5.950%	6/15/2056	5,749	5,806
	Ares Capital Corp.	2.875%	6/15/2028	2,007	1,920
	Ares Capital Corp.	5.875%	3/1/2029	19,240	19,395
	Ares Capital Corp.	5.950%	7/15/2029	12,306	12,421
	Ares Capital Corp.	5.550%	1/15/2030	4,425	4,400
	Ares Capital Corp.	5.500%	9/1/2030	11,960	11,814
	Ares Capital Corp.	5.100%	1/15/2031	29,065	28,114
	Ares Capital Corp.	5.250%	4/12/2031	6,962	6,765
	Ares Capital Corp.	5.800%	3/8/2032	2,700	2,675
	Ares Management Corp.	5.600%	10/11/2054	6,250	5,659
	Ares Strategic Income Fund	5.700%	3/15/2028	13,585	13,566
	Ares Strategic Income Fund	5.450%	9/9/2028	1,945	1,939
	Ares Strategic Income Fund	4.850%	1/15/2029	12,835	12,618
	Ares Strategic Income Fund	6.350%	8/15/2029	10,860	10,955
	Ares Strategic Income Fund	5.600%	2/15/2030	6,413	6,300
	Ares Strategic Income Fund	5.800%	9/9/2030	8,140	8,021
[1]	Ares Strategic Income Fund	5.150%	1/15/2031	16,221	15,477
	Ares Strategic Income Fund	5.550%	4/15/2031	6,397	6,198
	Ares Strategic Income Fund	6.200%	3/21/2032	13,730	13,568
[6]	Army Hawaii Family Housing Trust Certificates	5.524%	6/15/2050	387	396
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,600	2,605
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,736	4,770
	Arthur J Gallagher & Co.	2.400%	11/9/2031	7,539	6,653
	Arthur J Gallagher & Co.	5.000%	2/15/2032	2,580	2,584
	Arthur J Gallagher & Co.	5.500%	3/2/2033	4,685	4,793
	Arthur J Gallagher & Co.	6.500%	2/15/2034	10,210	11,012
	Arthur J Gallagher & Co.	5.450%	7/15/2034	3,608	3,655
	Arthur J Gallagher & Co.	5.150%	2/15/2035	11,970	11,887
	Arthur J Gallagher & Co.	3.500%	5/20/2051	14,075	9,683
	Arthur J Gallagher & Co.	3.050%	3/9/2052	6,200	3,899
	Arthur J Gallagher & Co.	5.750%	3/2/2053	9,770	9,466
	Arthur J Gallagher & Co.	5.750%	7/15/2054	6,925	6,739
	Arthur J Gallagher & Co.	5.550%	2/15/2055	16,471	15,632
	Associated Banc-Corp.	6.455%	8/29/2030	5,655	5,814
	Assurant Inc.	4.900%	3/27/2028	3,874	3,878
	Assurant Inc.	3.700%	2/22/2030	5,771	5,526
	Assurant Inc.	5.550%	2/15/2036	1,750	1,743
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	4,665	4,800
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	8,349	7,734
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	5,908	4,118
	Athene Holding Ltd.	4.125%	1/12/2028	13,540	13,412
	Athene Holding Ltd.	6.150%	4/3/2030	18,885	19,562
	Athene Holding Ltd.	3.500%	1/15/2031	18,879	17,692
	Athene Holding Ltd.	5.875%	1/15/2034	13,015	13,159
	Athene Holding Ltd.	3.950%	5/25/2051	6,634	4,553
	Athene Holding Ltd.	3.450%	5/15/2052	12,536	7,834
	Athene Holding Ltd.	6.250%	4/1/2054	19,515	17,965
	Athene Holding Ltd.	6.625%	10/15/2054	8,695	8,350
	Athene Holding Ltd.	6.625%	5/19/2055	3,514	3,414
	Athene Holding Ltd.	6.875%	6/28/2055	9,080	8,716

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	10,765	10,834
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	15,014	15,115
	AXIS Specialty Finance LLC	3.900%	7/15/2029	4,130	4,024
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	3,268	3,190
	AXIS Specialty Finance plc	4.000%	12/6/2027	16,139	15,983
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	6,760	6,594
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	4,435	4,286
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	9,430	9,606
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	12,162	11,988
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	4,400	4,392
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	11,240	12,767
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	16,424	17,085
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	14,210	13,831
	Banco Santander SA	5.294%	8/18/2027	9,007	9,076
	Banco Santander SA	3.800%	2/23/2028	20,963	20,697
	Banco Santander SA	4.379%	4/12/2028	23,156	23,062
[1]	Banco Santander SA	5.365%	7/15/2028	11,830	11,927
	Banco Santander SA	5.588%	8/8/2028	26,341	26,817
	Banco Santander SA	6.607%	11/7/2028	41,710	43,596
	Banco Santander SA	4.600%	4/15/2029	10,217	10,170
	Banco Santander SA	3.306%	6/27/2029	19,355	18,652
	Banco Santander SA	5.538%	3/14/2030	14,160	14,435
	Banco Santander SA	3.490%	5/28/2030	14,910	14,196
	Banco Santander SA	2.749%	12/3/2030	24,384	22,114
	Banco Santander SA	2.958%	3/25/2031	12,963	11,878
	Banco Santander SA	4.867%	4/15/2031	12,968	12,897
	Banco Santander SA	5.439%	7/15/2031	15,563	15,968
	Banco Santander SA	6.921%	8/8/2033	35,493	38,573
	Banco Santander SA	6.938%	11/7/2033	20,355	22,736
	Banco Santander SA	6.350%	3/14/2034	18,694	19,767
	Banco Santander SA	6.033%	1/17/2035	16,030	16,823
	Banco Santander SA	5.127%	11/6/2035	20,400	20,001
	Banco Santander SA	5.437%	4/15/2036	3,718	3,723
[1]	Bank of America Corp.	3.248%	10/21/2027	51,048	50,433
[1]	Bank of America Corp.	4.183%	11/25/2027	58,838	58,581
[1]	Bank of America Corp.	3.593%	7/21/2028	75,082	74,374
[1]	Bank of America Corp.	4.948%	7/22/2028	12,816	12,869
	Bank of America Corp.	6.204%	11/10/2028	2,861	2,921
[1]	Bank of America Corp.	3.419%	12/20/2028	112,730	110,831
	Bank of America Corp.	4.979%	1/24/2029	7,195	7,235
[1]	Bank of America Corp.	3.970%	3/5/2029	27,081	26,792
	Bank of America Corp.	5.202%	4/25/2029	44,216	44,632
	Bank of America Corp.	4.623%	5/9/2029	32,421	32,410
[1]	Bank of America Corp.	2.087%	6/14/2029	65,836	62,680
[1]	Bank of America Corp.	4.271%	7/23/2029	95,917	95,164
	Bank of America Corp.	5.819%	9/15/2029	35,985	36,822
	Bank of America Corp.	4.477%	4/23/2030	48,250	47,947
[1]	Bank of America Corp.	3.194%	7/23/2030	32,498	31,060
[1]	Bank of America Corp.	2.884%	10/22/2030	12,277	11,580
[1]	Bank of America Corp.	2.496%	2/13/2031	101,312	93,636
[1]	Bank of America Corp.	2.592%	4/29/2031	67,796	62,564
[1]	Bank of America Corp.	1.898%	7/23/2031	6,851	6,118
[1]	Bank of America Corp.	1.922%	10/24/2031	37,508	33,284
	Bank of America Corp.	4.456%	2/6/2032	20,218	19,859
	Bank of America Corp.	2.687%	4/22/2032	112,129	101,580
	Bank of America Corp.	4.695%	4/23/2032	46,250	45,864
	Bank of America Corp.	2.299%	7/21/2032	62,958	55,610
	Bank of America Corp.	2.572%	10/20/2032	55,927	49,786
[1]	Bank of America Corp.	2.972%	2/4/2033	12,788	11,544
	Bank of America Corp.	4.571%	4/27/2033	24,655	24,182
[1]	Bank of America Corp.	5.015%	7/22/2033	21,460	21,491
	Bank of America Corp.	5.288%	4/25/2034	32,132	32,565
	Bank of America Corp.	5.872%	9/15/2034	22,315	23,318
	Bank of America Corp.	5.468%	1/23/2035	21,112	21,535
[1]	Bank of America Corp.	5.425%	8/15/2035	27,121	27,235
	Bank of America Corp.	5.518%	10/25/2035	58,793	59,094
	Bank of America Corp.	5.511%	1/24/2036	81,219	82,955
	Bank of America Corp.	5.744%	2/12/2036	34,655	35,419
	Bank of America Corp.	5.464%	5/9/2036	5,080	5,186
	Bank of America Corp.	2.482%	9/21/2036	36,032	31,459

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	6.110%	1/29/2037	41,377	43,581
	Bank of America Corp.	5.045%	2/6/2037	59,737	58,829
	Bank of America Corp.	5.489%	4/23/2037	34,333	34,247
[1]	Bank of America Corp.	4.244%	4/24/2038	44,404	40,583
	Bank of America Corp.	7.750%	5/14/2038	26,229	31,310
[1]	Bank of America Corp.	4.078%	4/23/2040	46,244	40,524
[1]	Bank of America Corp.	2.676%	6/19/2041	66,259	48,059
[1]	Bank of America Corp.	5.875%	2/7/2042	22,072	22,907
	Bank of America Corp.	3.311%	4/22/2042	54,624	42,359
[1]	Bank of America Corp.	5.000%	1/21/2044	9,245	8,695
[1]	Bank of America Corp.	4.875%	4/1/2044	9,781	9,087
[1]	Bank of America Corp.	4.750%	4/21/2045	6,632	5,896
[1]	Bank of America Corp.	4.330%	3/15/2050	43,593	35,992
[1]	Bank of America Corp.	4.083%	3/20/2051	118,946	94,168
[1]	Bank of America Corp.	2.831%	10/24/2051	6,920	4,331
[1]	Bank of America Corp.	3.483%	3/13/2052	8,135	5,782
	Bank of America Corp.	2.972%	7/21/2052	34,453	22,265
[1]	Bank of America NA	6.000%	10/15/2036	23,405	24,753
[1]	Bank of Montreal	4.700%	9/14/2027	9,014	9,043
	Bank of Montreal	5.203%	2/1/2028	4,113	4,156
	Bank of Montreal	5.717%	9/25/2028	13,999	14,333
	Bank of Montreal	5.511%	6/4/2031	16,057	16,568
	Bank of Montreal	4.350%	9/22/2031	25,600	25,189
[1]	Bank of Montreal	4.879%	6/2/2032	16,000	15,990
[1]	Bank of Montreal	3.803%	12/15/2032	29,946	29,480
	Bank of Montreal	3.088%	1/10/2037	16,029	14,375
[1]	Bank of Montreal	5.298%	6/2/2037	16,000	16,014
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	11,234	11,084
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	3,026	3,006
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	9,935	9,428
	Bank of New York Mellon Corp.	4.890%	7/21/2028	13,420	13,481
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	10,260	9,902
	Bank of New York Mellon Corp.	4.543%	2/1/2029	15,317	15,332
	Bank of New York Mellon Corp.	4.729%	4/20/2029	4,190	4,208
[1]	Bank of New York Mellon Corp.	3.850%	4/26/2029	5,287	5,214
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	13,491	12,959
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	29,830	30,918
	Bank of New York Mellon Corp.	4.026%	1/22/2030	6,471	6,378
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	25,054	25,273
[1]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,625	3,204
	Bank of New York Mellon Corp.	4.942%	2/11/2031	36,300	36,618
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	3,650	3,184
	Bank of New York Mellon Corp.	2.500%	1/26/2032	13,216	11,840
	Bank of New York Mellon Corp.	4.540%	4/23/2032	14,433	14,295
	Bank of New York Mellon Corp.	5.060%	7/22/2032	48,291	48,862
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	2,655	2,574
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	30,848	32,413
	Bank of New York Mellon Corp.	4.706%	2/1/2034	29,331	28,845
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,460	29,426
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	20,062	21,820
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	22,371	22,592
	Bank of New York Mellon Corp.	5.225%	11/20/2035	1,559	1,580
	Bank of New York Mellon Corp.	5.316%	6/6/2036	7,753	7,845
	Bank of Nova Scotia	5.250%	6/12/2028	14,392	14,619
	Bank of Nova Scotia	4.404%	9/8/2028	8,465	8,455
	Bank of Nova Scotia	4.932%	2/14/2029	8,837	8,881
[1]	Bank of Nova Scotia	5.450%	8/1/2029	6,247	6,403
	Bank of Nova Scotia	4.850%	2/1/2030	25,160	25,316
	Bank of Nova Scotia	4.247%	2/2/2030	8,392	8,289
	Bank of Nova Scotia	5.130%	2/14/2031	14,741	14,905
	Bank of Nova Scotia	2.450%	2/2/2032	9,759	8,643
	Bank of Nova Scotia	4.740%	11/10/2032	10,033	9,957
	Bank of Nova Scotia	5.650%	2/1/2034	10,589	10,977
	Bank of Nova Scotia	4.813%	2/2/2034	7,101	6,992
	Bank of Nova Scotia	4.588%	5/4/2037	20,985	20,274
	Barclays plc	4.337%	1/10/2028	20,753	20,675
	Barclays plc	4.836%	5/9/2028	38,981	39,013
	Barclays plc	5.501%	8/9/2028	15,933	16,075
	Barclays plc	4.837%	9/10/2028	24,671	24,715
	Barclays plc	7.385%	11/2/2028	29,036	30,031

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.086%	2/25/2029	15,020	15,101
[1]	Barclays plc	4.972%	5/16/2029	31,604	31,723
	Barclays plc	6.490%	9/13/2029	23,286	24,096
	Barclays plc	4.476%	11/11/2029	18,016	17,891
	Barclays plc	5.690%	3/12/2030	10,918	11,148
	Barclays plc	4.219%	5/24/2030	6,430	6,320
[1]	Barclays plc	5.088%	6/20/2030	22,913	22,966
	Barclays plc	4.911%	6/26/2030	12,123	12,128
	Barclays plc	4.942%	9/10/2030	25,652	25,704
	Barclays plc	5.367%	2/25/2031	17,405	17,648
	Barclays plc	2.645%	6/24/2031	29,157	26,736
	Barclays plc	4.521%	2/24/2032	10,039	9,807
	Barclays plc	2.667%	3/10/2032	10,598	9,545
	Barclays plc	5.102%	6/26/2032	15,933	15,912
	Barclays plc	2.894%	11/24/2032	13,328	11,947
	Barclays plc	5.746%	8/9/2033	19,260	19,774
	Barclays plc	7.437%	11/2/2033	60,314	67,273
	Barclays plc	6.224%	5/9/2034	21,040	22,129
	Barclays plc	7.119%	6/27/2034	22,816	24,979
	Barclays plc	6.692%	9/13/2034	22,445	24,238
	Barclays plc	5.335%	9/10/2035	21,029	20,886
	Barclays plc	3.564%	9/23/2035	28,515	26,741
	Barclays plc	5.785%	2/25/2036	27,105	27,610
	Barclays plc	5.207%	2/24/2037	5,792	5,640
	Barclays plc	5.586%	6/26/2037	14,512	14,489
	Barclays plc	3.811%	3/10/2042	14,504	11,451
	Barclays plc	3.330%	11/24/2042	29,687	22,203
	Barclays plc	5.250%	8/17/2045	12,444	11,703
	Barclays plc	5.860%	8/11/2046	9,060	9,048
	Barclays plc	4.950%	1/10/2047	25,917	23,108
	Barclays plc	6.036%	3/12/2055	9,845	10,241
	Barings BDC Inc.	5.200%	9/15/2028	2,500	2,460
	Barings Private Credit Corp.	6.150%	6/11/2030	5,175	5,055
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	6,248	5,720
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	6,217	5,746
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	8,601	9,204
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	15,803	14,097
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	9,067	8,005
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	28,788	23,574
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	27,346	22,504
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	25,696	16,305
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	11,206	6,585
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	50,871	38,557
	Berkshire Hathaway Inc.	4.500%	2/11/2043	6,000	5,402
	BGC Group Inc.	8.000%	5/25/2028	4,708	4,920
	BGC Group Inc.	6.150%	4/2/2030	3,764	3,842
	BlackRock Funding Inc.	4.600%	7/26/2027	7,525	7,555
	BlackRock Funding Inc.	5.000%	3/14/2034	18,582	18,752
	BlackRock Funding Inc.	4.900%	1/8/2035	11,730	11,716
	BlackRock Funding Inc.	5.250%	3/14/2054	20,877	19,677
	BlackRock Funding Inc.	5.350%	1/8/2055	10,662	10,187
	Blackrock Inc.	3.250%	4/30/2029	13,490	13,101
	Blackrock Inc.	2.400%	4/30/2030	10,875	10,071
	Blackrock Inc.	1.900%	1/28/2031	17,220	15,363
	Blackrock Inc.	2.100%	2/25/2032	18,245	15,975
	Blackrock Inc.	4.750%	5/25/2033	19,581	19,626
	Blackstone Private Credit Fund	4.950%	9/26/2027	10,395	10,349
	Blackstone Private Credit Fund	5.950%	7/16/2029	24,130	24,131
	Blackstone Private Credit Fund	5.600%	11/22/2029	18,178	17,934
	Blackstone Private Credit Fund	5.250%	4/1/2030	3,240	3,146
	Blackstone Private Credit Fund	5.050%	9/10/2030	6,798	6,509
	Blackstone Private Credit Fund	6.250%	1/25/2031	19,700	19,705
	Blackstone Private Credit Fund	5.350%	3/12/2031	17,405	16,735
	Blackstone Private Credit Fund	6.000%	1/29/2032	12,780	12,583
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	6,811	6,691
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	7,150	7,040
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	9,492	9,208
	Blackstone Secured Lending Fund	5.875%	11/15/2027	13,722	13,824
	Blackstone Secured Lending Fund	5.350%	4/13/2028	11,270	11,232
	Blackstone Secured Lending Fund	2.850%	9/30/2028	8,521	8,038

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Secured Lending Fund	5.300%	6/30/2030	7,443	7,238
	Blackstone Secured Lending Fund	5.125%	1/31/2031	13,685	13,104
	Blue Owl Capital Corp.	2.875%	6/11/2028	28,889	27,350
	Blue Owl Capital Corp.	5.950%	3/15/2029	23,015	23,003
	Blue Owl Capital Corp.	6.200%	7/15/2030	8,475	8,447
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	15,245	15,764
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	13,005	13,086
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	18,050	17,587
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	3,819	3,812
	Blue Owl Finance LLC	6.250%	4/18/2034	13,615	13,324
	Blue Owl Finance LLC	4.125%	10/7/2051	2,040	1,400
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,565	10,524
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	15,135	15,197
	Brighthouse Financial Inc.	5.625%	5/15/2030	8,394	8,473
	Brighthouse Financial Inc.	4.700%	6/22/2047	8,117	5,575
	Brighthouse Financial Inc.	3.850%	12/22/2051	8,199	4,722
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	8,215	8,107
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	8,524	8,687
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	23,924	23,331
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,335	15,405
	Brookfield Capital Finance LLC	6.087%	6/14/2033	6,338	6,637
	Brookfield Finance Inc.	3.900%	1/25/2028	13,396	13,244
	Brookfield Finance Inc.	4.850%	3/29/2029	20,579	20,615
	Brookfield Finance Inc.	4.350%	4/15/2030	13,986	13,736
	Brookfield Finance Inc.	2.724%	4/15/2031	6,131	5,573
	Brookfield Finance Inc.	6.350%	1/5/2034	10,479	11,101
	Brookfield Finance Inc.	5.675%	1/15/2035	16,464	16,717
	Brookfield Finance Inc.	4.700%	9/20/2047	7,595	6,427
	Brookfield Finance Inc.	3.500%	3/30/2051	9,297	6,331
	Brookfield Finance Inc.	3.625%	2/15/2052	7,961	5,512
	Brookfield Finance Inc.	5.968%	3/4/2054	10,979	10,853
	Brookfield Finance Inc.	5.813%	3/3/2055	7,520	7,289
	Brookfield Finance LLC	3.450%	4/15/2050	18,959	12,877
	Brown & Brown Inc.	4.700%	6/23/2028	3,135	3,134
	Brown & Brown Inc.	4.500%	3/15/2029	8,786	8,725
	Brown & Brown Inc.	4.900%	6/23/2030	4,335	4,327
	Brown & Brown Inc.	2.375%	3/15/2031	20,626	18,292
	Brown & Brown Inc.	4.200%	3/17/2032	4,692	4,453
	Brown & Brown Inc.	5.250%	6/23/2032	2,631	2,631
	Brown & Brown Inc.	5.650%	6/11/2034	5,165	5,228
	Brown & Brown Inc.	5.550%	6/23/2035	13,946	13,925
	Brown & Brown Inc.	4.950%	3/17/2052	7,920	6,684
	Brown & Brown Inc.	6.250%	6/23/2055	16,709	16,857
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	14,686	14,816
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	14,241	14,653
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	11,525	11,576
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	5,604	5,695
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	8,591	8,603
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	11,725	11,599
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	14,279	14,489
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	25,907	24,307
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	9,729	9,770
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	18,810	20,008
	Capital One Financial Corp.	3.800%	1/31/2028	58,702	57,990
	Capital One Financial Corp.	5.468%	2/1/2029	9,705	9,829
	Capital One Financial Corp.	6.312%	6/8/2029	8,789	9,041
	Capital One Financial Corp.	5.700%	2/1/2030	24,898	25,416
	Capital One Financial Corp.	3.273%	3/1/2030	16,677	16,053
	Capital One Financial Corp.	4.493%	9/11/2031	14,354	14,086
[1]	Capital One Financial Corp.	7.624%	10/30/2031	11,849	12,997
	Capital One Financial Corp.	4.722%	1/30/2032	10,761	10,611
	Capital One Financial Corp.	2.618%	11/2/2032	10,288	9,095
	Capital One Financial Corp.	5.817%	2/1/2034	52,516	53,953
	Capital One Financial Corp.	6.377%	6/8/2034	36,152	38,252
	Capital One Financial Corp.	7.964%	11/2/2034	11,847	13,625
	Capital One Financial Corp.	6.051%	2/1/2035	28,262	29,360
	Capital One Financial Corp.	5.884%	7/26/2035	1,996	2,052
	Capital One Financial Corp.	6.183%	1/30/2036	45,895	47,038
	Capital One Financial Corp.	5.197%	9/11/2036	25,228	24,601
[1]	Capital One NA	4.650%	9/13/2028	21,367	21,403

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Capital One NA	2.700%	2/6/2030	9,031	8,434
	Capital Southwest Corp.	5.950%	9/18/2030	7,737	7,707
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	1,485	1,494
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	10,250	9,870
	Cboe Global Markets Inc.	1.625%	12/15/2030	9,470	8,272
	Charles Schwab Corp.	3.200%	1/25/2028	9,388	9,217
	Charles Schwab Corp.	2.000%	3/20/2028	5,485	5,264
	Charles Schwab Corp.	4.000%	2/1/2029	15,468	15,321
	Charles Schwab Corp.	5.643%	5/19/2029	16,589	16,908
	Charles Schwab Corp.	3.250%	5/22/2029	12,000	11,619
	Charles Schwab Corp.	4.603%	7/27/2029	23,000	22,975
	Charles Schwab Corp.	2.750%	10/1/2029	14,082	13,313
	Charles Schwab Corp.	6.196%	11/17/2029	3,676	3,802
	Charles Schwab Corp.	4.744%	5/21/2030	13,425	13,455
	Charles Schwab Corp.	1.650%	3/11/2031	17,754	15,509
	Charles Schwab Corp.	2.300%	5/13/2031	19,756	17,717
	Charles Schwab Corp.	4.343%	11/14/2031	16,795	16,519
	Charles Schwab Corp.	1.950%	12/1/2031	20,715	18,025
	Charles Schwab Corp.	2.900%	3/3/2032	33,136	30,033
	Charles Schwab Corp.	5.853%	5/19/2034	4,955	5,176
	Charles Schwab Corp.	6.136%	8/24/2034	14,702	15,623
	Charles Schwab Corp.	4.914%	11/14/2036	11,503	11,250
	Charles Schwab Corp.	5.493%	5/21/2037	18,060	18,306
	Chubb INA Holdings LLC	1.375%	9/15/2030	24,824	21,765
	Chubb INA Holdings LLC	5.000%	3/15/2034	21,429	21,481
	Chubb INA Holdings LLC	4.900%	8/15/2035	17,076	16,822
	Chubb INA Holdings LLC	6.700%	5/15/2036	2,220	2,480
	Chubb INA Holdings LLC	5.300%	5/20/2036	9,319	9,417
	Chubb INA Holdings LLC	6.000%	5/11/2037	11,534	12,312
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	8,785	9,792
	Chubb INA Holdings LLC	4.150%	3/13/2043	2,228	1,896
	Chubb INA Holdings LLC	4.350%	11/3/2045	32,525	27,918
	Chubb INA Holdings LLC	2.850%	12/15/2051	4,835	3,071
	Chubb INA Holdings LLC	3.050%	12/15/2061	6,796	4,139
	CI Financial Corp.	3.200%	12/17/2030	11,016	9,958
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	6,555	6,833
	Cincinnati Financial Corp.	6.125%	11/1/2034	6,319	6,631
	Citibank NA	5.803%	9/29/2028	33,680	34,645
	Citibank NA	4.554%	6/18/2029	20,000	19,978
	Citibank NA	4.838%	8/6/2029	12,732	12,835
[1]	Citibank NA	4.914%	5/29/2030	11,297	11,423
	Citibank NA	4.846%	6/18/2032	11,215	11,207
[1]	Citibank NA	5.570%	4/30/2034	27,625	28,629
	Citigroup Inc.	4.450%	9/29/2027	67,720	67,623
[1]	Citigroup Inc.	3.668%	7/24/2028	55,813	55,318
	Citigroup Inc.	4.125%	7/25/2028	20,058	19,849
[1]	Citigroup Inc.	3.520%	10/27/2028	31,808	31,380
	Citigroup Inc.	4.786%	3/4/2029	30,046	30,122
[1]	Citigroup Inc.	4.075%	4/23/2029	15,736	15,592
	Citigroup Inc.	5.174%	2/13/2030	27,834	28,130
[1]	Citigroup Inc.	3.980%	3/20/2030	27,754	27,222
	Citigroup Inc.	4.542%	9/19/2030	25,929	25,748
[1]	Citigroup Inc.	2.976%	11/5/2030	36,288	34,274
[1]	Citigroup Inc.	2.666%	1/29/2031	40,381	37,511
[1]	Citigroup Inc.	4.412%	3/31/2031	64,495	63,572
	Citigroup Inc.	4.952%	5/7/2031	13,763	13,811
[1]	Citigroup Inc.	2.572%	6/3/2031	7,051	6,478
	Citigroup Inc.	4.503%	9/11/2031	25,249	24,912
	Citigroup Inc.	6.625%	6/15/2032	7,714	8,387
	Citigroup Inc.	2.520%	11/3/2032	17,631	15,624
	Citigroup Inc.	3.057%	1/25/2033	69,881	63,300
	Citigroup Inc.	5.875%	2/22/2033	6,715	6,973
	Citigroup Inc.	3.785%	3/17/2033	101,801	95,677
	Citigroup Inc.	6.000%	10/31/2033	18,483	19,306
	Citigroup Inc.	6.270%	11/17/2033	37,084	39,528
	Citigroup Inc.	6.174%	5/25/2034	13,810	14,435
	Citigroup Inc.	5.827%	2/13/2035	13,417	13,695
	Citigroup Inc.	6.020%	1/24/2036	16,838	17,365
	Citigroup Inc.	6.125%	8/25/2036	19,431	20,268
	Citigroup Inc.	5.174%	9/11/2036	20,783	20,678

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Citigroup Inc.	3.878%	1/24/2039	28,469	24,766
	Citigroup Inc.	8.125%	7/15/2039	22,333	27,923
[1]	Citigroup Inc.	5.316%	3/26/2041	16,705	16,476
	Citigroup Inc.	5.875%	1/30/2042	11,913	12,327
	Citigroup Inc.	6.675%	9/13/2043	7,365	8,094
	Citigroup Inc.	4.950%	11/7/2043	5,019	4,391
	Citigroup Inc.	5.300%	5/6/2044	24,035	22,566
	Citigroup Inc.	4.650%	7/30/2045	18,435	16,290
	Citigroup Inc.	4.750%	5/18/2046	51,712	44,152
[1]	Citigroup Inc.	4.281%	4/24/2048	14,376	11,853
	Citigroup Inc.	4.650%	7/23/2048	13,488	11,681
	Citigroup Inc.	5.612%	3/4/2056	21,411	20,952
	Citizens Bank NA	4.575%	8/9/2028	9,586	9,584
	Citizens Bank NA	4.192%	1/29/2029	6,032	5,982
	Citizens Financial Group Inc.	5.841%	1/23/2030	9,458	9,690
	Citizens Financial Group Inc.	2.500%	2/6/2030	5,525	5,101
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,390	6,988
	Citizens Financial Group Inc.	5.253%	3/5/2031	12,320	12,447
	Citizens Financial Group Inc.	5.718%	7/23/2032	15,445	15,868
	Citizens Financial Group Inc.	2.638%	9/30/2032	18,875	16,146
	Citizens Financial Group Inc.	6.645%	4/25/2035	6,942	7,466
	Citizens Financial Group Inc.	5.299%	1/29/2036	5,481	5,429
	CME Group Inc.	3.750%	6/15/2028	7,233	7,159
	CME Group Inc.	4.400%	3/15/2030	10,102	10,059
	CME Group Inc.	2.650%	3/15/2032	6,901	6,232
	CME Group Inc.	5.300%	9/15/2043	11,033	10,857
	CME Group Inc.	4.150%	6/15/2048	6,395	5,275
	CNA Financial Corp.	3.450%	8/15/2027	11,460	11,316
	CNA Financial Corp.	3.900%	5/1/2029	5,598	5,472
	CNA Financial Corp.	2.050%	8/15/2030	5,815	5,205
	CNA Financial Corp.	5.500%	6/15/2033	5,422	5,498
	CNA Financial Corp.	5.125%	2/15/2034	7,373	7,289
	CNA Financial Corp.	5.200%	8/15/2035	12,030	11,807
	CNO Financial Group Inc.	5.250%	5/30/2029	10,047	10,108
	CNO Financial Group Inc.	6.450%	6/15/2034	9,670	10,078
	Commonwealth Bank of Australia	4.423%	3/14/2028	10,424	10,434
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	14,919	14,892
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	5,492	5,415
	Cooperatieve Rabobank UA	3.743%	1/14/2028	2,199	2,180
	Cooperatieve Rabobank UA	4.883%	1/21/2028	23,749	23,951
	Cooperatieve Rabobank UA	4.345%	6/9/2028	12,800	12,794
	Cooperatieve Rabobank UA	4.800%	1/9/2029	14,375	14,498
	Cooperatieve Rabobank UA	4.322%	4/1/2029	14,627	14,602
	Cooperatieve Rabobank UA	4.494%	10/17/2029	14,779	14,804
	Cooperatieve Rabobank UA	5.119%	6/9/2036	12,800	12,740
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	24,337	23,967
	Cooperatieve Rabobank UA	5.750%	12/1/2043	18,508	18,333
	Cooperatieve Rabobank UA	5.250%	8/4/2045	20,919	19,367
	Corebridge Financial Inc.	3.850%	4/5/2029	20,300	19,840
	Corebridge Financial Inc.	3.900%	4/5/2032	20,003	18,769
	Corebridge Financial Inc.	6.050%	9/15/2033	6,577	6,868
	Corebridge Financial Inc.	5.750%	1/15/2034	13,105	13,451
	Corebridge Financial Inc.	4.350%	4/5/2042	9,570	8,049
	Corebridge Financial Inc.	4.400%	4/5/2052	21,742	17,390
	Corebridge Financial Inc.	6.875%	12/15/2052	13,755	13,941
	Corebridge Financial Inc.	6.375%	9/15/2054	10,590	10,571
	Deutsche Bank AG	6.720%	1/18/2029	44,815	46,153
	Deutsche Bank AG	6.819%	11/20/2029	19,990	20,903
	Deutsche Bank AG	4.999%	9/11/2030	16,611	16,672
	Deutsche Bank AG	5.297%	5/9/2031	40,170	40,576
	Deutsche Bank AG	5.882%	7/8/2031	4,836	4,914
	Deutsche Bank AG	4.950%	8/4/2031	23,241	23,161
[1]	Deutsche Bank AG	3.547%	9/18/2031	11,236	10,607
	Deutsche Bank AG	4.469%	12/10/2031	16,150	15,877
	Deutsche Bank AG	3.729%	1/14/2032	13,692	12,822
	Deutsche Bank AG	4.725%	2/6/2032	13,865	13,656
	Deutsche Bank AG	3.035%	5/28/2032	13,205	12,015
	Deutsche Bank AG	4.875%	12/1/2032	16,833	16,740
	Deutsche Bank AG	3.742%	1/7/2033	22,986	21,097
	Deutsche Bank AG	7.079%	2/10/2034	10,839	11,695

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	5.403%	9/11/2035	23,820	23,833
	Enact Holdings Inc.	6.250%	5/28/2029	11,094	11,423
	Enstar Group Ltd.	4.950%	6/1/2029	3,301	3,290
	Enstar Group Ltd.	3.100%	9/1/2031	13,681	12,185
	Equitable Holdings Inc.	4.350%	4/20/2028	7,208	7,160
	Equitable Holdings Inc.	5.594%	1/11/2033	6,890	7,034
	Equitable Holdings Inc.	5.000%	4/20/2048	18,766	16,402
	Equitable Holdings Inc.	6.700%	3/28/2055	5,205	5,348
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	5,435	4,750
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	13,025	8,864
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	15,319	9,553
	F&G Annuities & Life Inc.	6.500%	6/4/2029	6,538	6,676
	F&G Annuities & Life Inc.	6.250%	10/4/2034	9,093	8,898
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	13,872	13,917
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	7,948	7,900
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	4,332	4,053
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	10,423	10,683
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	7,042	7,351
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	6,455	6,605
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	14,621	14,937
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	9,444	9,304
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	5,400	5,634
[6]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	9,765	9,746
	Fidelity National Financial Inc.	4.500%	8/15/2028	9,785	9,735
	Fidelity National Financial Inc.	3.400%	6/15/2030	13,088	12,319
	Fidelity National Financial Inc.	2.450%	3/15/2031	6,269	5,542
	Fidelity National Financial Inc.	3.200%	9/17/2051	11,625	7,371
	Fifth Third Bancorp	3.950%	3/14/2028	18,909	18,718
[6]	Fifth Third Bancorp	4.000%	2/1/2029	8,794	8,629
	Fifth Third Bancorp	6.339%	7/27/2029	17,754	18,340
[6]	Fifth Third Bancorp	5.982%	1/30/2030	13,385	13,749
	Fifth Third Bancorp	4.772%	7/28/2030	13,493	13,467
	Fifth Third Bancorp	4.895%	9/6/2030	11,510	11,526
	Fifth Third Bancorp	5.631%	1/29/2032	14,120	14,522
	Fifth Third Bancorp	4.566%	4/29/2032	16,611	16,327
	Fifth Third Bancorp	5.141%	1/29/2037	14,030	13,782
	Fifth Third Bancorp	8.250%	3/1/2038	18,608	22,707
	Fifth Third Bank NA	5.332%	8/25/2033	7,885	7,890
	First American Financial Corp.	4.000%	5/15/2030	2,761	2,654
	First American Financial Corp.	2.400%	8/15/2031	13,352	11,610
	First American Financial Corp.	5.450%	9/30/2034	8,300	8,174
	First Citizens BancShares Inc.	5.600%	9/5/2035	6,658	6,533
[1]	First Horizon Bank	5.750%	5/1/2030	8,970	9,107
	First Horizon Corp.	5.514%	3/7/2031	14,415	14,594
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	9,826	10,014
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	4,760	4,767
	FNB Corp.	5.722%	12/11/2030	967	974
[6]	Franklin BSP Capital Corp.	6.000%	10/2/2030	5,050	4,885
	Franklin Resources Inc.	1.600%	10/30/2030	23,059	20,303
	Franklin Resources Inc.	2.950%	8/12/2051	6,938	4,362
	GATX Corp.	3.500%	3/15/2028	7,278	7,142
	GATX Corp.	4.550%	11/7/2028	10,653	10,606
	GATX Corp.	4.700%	4/1/2029	7,837	7,828
	GATX Corp.	4.000%	6/30/2030	3,055	2,974
	GATX Corp.	1.900%	6/1/2031	1,634	1,427
	GATX Corp.	4.900%	3/15/2033	4,955	4,923
	GATX Corp.	5.450%	9/15/2033	6,050	6,175
	GATX Corp.	6.900%	5/1/2034	9,150	10,098
	GATX Corp.	5.500%	6/15/2035	9,969	10,080
	GATX Corp.	4.500%	3/30/2045	1,952	1,616
	GATX Corp.	3.100%	6/1/2051	1,617	1,030
	GATX Corp.	6.050%	6/5/2054	24,445	24,701
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	16,810	16,035
	Global Payments Inc.	4.950%	8/15/2027	8,622	8,639
	Global Payments Inc.	4.550%	3/15/2028	5,174	5,153
	Global Payments Inc.	4.450%	6/1/2028	10,956	10,863
	Global Payments Inc.	4.500%	11/15/2028	34,091	33,685
	Global Payments Inc.	3.200%	8/15/2029	9,713	9,172
	Global Payments Inc.	2.900%	5/15/2030	17,259	15,842
	Global Payments Inc.	4.875%	11/15/2030	24,590	24,167

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	2.900%	11/15/2031	14,175	12,488
	Global Payments Inc.	5.400%	8/15/2032	13,040	12,967
	Global Payments Inc.	5.200%	11/15/2032	19,725	19,244
	Global Payments Inc.	5.400%	3/15/2033	7,887	7,731
	Global Payments Inc.	5.550%	11/15/2035	24,358	23,598
	Global Payments Inc.	5.950%	8/15/2052	11,692	11,043
	Globe Life Inc.	4.550%	9/15/2028	7,062	7,046
	Globe Life Inc.	2.150%	8/15/2030	6,030	5,441
	Globe Life Inc.	5.850%	9/15/2034	6,000	6,190
	Goldman Sachs Bank USA	4.656%	6/3/2029	46,400	46,419
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	8,748	8,598
	Goldman Sachs Capital I	6.345%	2/15/2034	19,708	20,570
	Goldman Sachs Group Inc.	4.482%	8/23/2028	13,954	13,941
	Goldman Sachs Group Inc.	4.148%	1/21/2029	35,983	35,678
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	91,319	89,889
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	28,063	27,814
	Goldman Sachs Group Inc.	6.484%	10/24/2029	16,668	17,290
	Goldman Sachs Group Inc.	3.800%	3/15/2030	108,147	104,638
	Goldman Sachs Group Inc.	4.594%	4/20/2030	9,644	9,591
	Goldman Sachs Group Inc.	5.727%	4/25/2030	72,567	74,357
	Goldman Sachs Group Inc.	5.049%	7/23/2030	31,808	32,002
	Goldman Sachs Group Inc.	4.692%	10/23/2030	14,744	14,679
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	61,115	61,776
	Goldman Sachs Group Inc.	5.218%	4/23/2031	22,512	22,725
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	104,730	102,421
	Goldman Sachs Group Inc.	4.516%	1/21/2032	120,146	117,872
	Goldman Sachs Group Inc.	1.992%	1/27/2032	32,479	28,566
	Goldman Sachs Group Inc.	2.615%	4/22/2032	26,903	24,169
	Goldman Sachs Group Inc.	2.383%	7/21/2032	25,802	22,807
	Goldman Sachs Group Inc.	2.650%	10/21/2032	45,552	40,532
	Goldman Sachs Group Inc.	6.125%	2/15/2033	13,517	14,490
	Goldman Sachs Group Inc.	3.102%	2/24/2033	34,726	31,449
	Goldman Sachs Group Inc.	5.094%	4/20/2034	10,335	10,291
	Goldman Sachs Group Inc.	6.561%	10/24/2034	3,311	3,582
	Goldman Sachs Group Inc.	5.851%	4/25/2035	9,839	10,203
	Goldman Sachs Group Inc.	5.330%	7/23/2035	7,574	7,601
	Goldman Sachs Group Inc.	5.016%	10/23/2035	36,740	36,085
	Goldman Sachs Group Inc.	5.536%	1/28/2036	140,660	142,879
	Goldman Sachs Group Inc.	6.450%	5/1/2036	26,212	27,892
	Goldman Sachs Group Inc.	4.939%	10/21/2036	26,649	25,873
	Goldman Sachs Group Inc.	5.065%	1/21/2037	31,296	30,588
	Goldman Sachs Group Inc.	5.425%	6/3/2037	15,754	15,814
	Goldman Sachs Group Inc.	6.750%	10/1/2037	66,331	72,281
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	65,432	57,389
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	39,054	35,332
	Goldman Sachs Group Inc.	6.250%	2/1/2041	29,523	31,414
	Goldman Sachs Group Inc.	5.387%	2/2/2041	34,485	33,674
	Goldman Sachs Group Inc.	3.210%	4/22/2042	30,958	23,385
	Goldman Sachs Group Inc.	2.908%	7/21/2042	525	380
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,050	2,332
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	31,015	27,827
	Goldman Sachs Group Inc.	5.150%	5/22/2045	45,861	41,839
	Goldman Sachs Group Inc.	5.561%	11/19/2045	44,775	43,522
	Goldman Sachs Group Inc.	5.541%	1/21/2047	31,043	30,002
	Goldman Sachs Group Inc.	5.734%	1/28/2056	32,005	31,505
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,289	1,296
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	4,411	4,372
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	10,815	10,950
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,366	2,334
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,868	10,126
	Golub Capital BDC Inc.	6.000%	7/15/2029	25,394	25,421
	Golub Capital BDC Inc.	6.250%	6/1/2031	12,800	12,678
	Golub Capital Private Credit Fund	5.800%	9/12/2029	8,255	8,161
	Golub Capital Private Credit Fund	5.875%	5/1/2030	8,000	7,880
[6]	Golub Capital Private Credit Fund	5.600%	4/15/2031	2,510	2,404
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	15,930	16,309
[6]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	13,344	13,399
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	15,688	16,012
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	11,333	11,791
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	6,741	6,654

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hanover Insurance Group Inc.	2.500%	9/1/2030	2,759	2,512
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,420	1,428
	Hartford Insurance Group Inc.	2.800%	8/19/2029	8,138	7,689
	Hartford Insurance Group Inc.	5.950%	10/15/2036	4,141	4,365
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,321	6,642
	Hartford Insurance Group Inc.	4.300%	4/15/2043	7,440	6,316
	Hartford Insurance Group Inc.	4.400%	3/15/2048	8,354	6,959
	Hartford Insurance Group Inc.	3.600%	8/19/2049	18,644	13,519
	Hartford Insurance Group Inc.	2.900%	9/15/2051	5,925	3,747
	Hercules Capital Inc.	6.000%	6/16/2030	9,640	9,622
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,718	4,673
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,642	3,629
	HPS Corporate Lending Fund	4.900%	9/11/2028	16,723	16,391
	HPS Corporate Lending Fund	6.750%	1/30/2029	12,467	12,687
[6]	HPS Corporate Lending Fund	5.150%	4/2/2029	7,530	7,364
	HPS Corporate Lending Fund	6.250%	9/30/2029	5,880	5,914
	HPS Corporate Lending Fund	5.850%	6/5/2030	10,920	10,760
	HPS Corporate Lending Fund	5.450%	11/15/2030	11,144	10,776
[6]	HPS Corporate Lending Fund	5.650%	4/2/2031	12,560	12,185
	HPS Corporate Lending Fund	5.950%	4/14/2032	15,243	14,922
[1]	HSBC Bank USA NA	5.875%	11/1/2034	8,632	8,988
[1]	HSBC Bank USA NA	5.625%	8/15/2035	2,785	2,863
[1]	HSBC Bank USA NA	7.000%	1/15/2039	15,313	17,245
	HSBC Holdings plc	5.210%	8/11/2028	26,754	26,936
[1]	HSBC Holdings plc	2.013%	9/22/2028	63,544	61,578
	HSBC Holdings plc	7.390%	11/3/2028	22,036	22,819
	HSBC Holdings plc	5.130%	11/19/2028	6,433	6,476
	HSBC Holdings plc	4.899%	3/3/2029	15,528	15,586
	HSBC Holdings plc	6.161%	3/9/2029	24,004	24,576
[1]	HSBC Holdings plc	4.583%	6/19/2029	35,505	35,399
	HSBC Holdings plc	2.206%	8/17/2029	30,318	28,754
	HSBC Holdings plc	4.398%	3/10/2030	21,780	21,548
	HSBC Holdings plc	4.950%	3/31/2030	1,408	1,421
	HSBC Holdings plc	4.711%	5/12/2030	12,979	12,923
[1]	HSBC Holdings plc	3.973%	5/22/2030	44,733	43,643
	HSBC Holdings plc	5.286%	11/19/2030	27,399	27,744
	HSBC Holdings plc	5.130%	3/3/2031	8,872	8,929
[1]	HSBC Holdings plc	2.848%	6/4/2031	21,137	19,582
[1]	HSBC Holdings plc	2.357%	8/18/2031	22,341	20,215
	HSBC Holdings plc	4.619%	11/6/2031	7,312	7,209
	HSBC Holdings plc	4.675%	3/10/2032	20,161	19,879
	HSBC Holdings plc	5.733%	5/17/2032	14,480	14,929
[1]	HSBC Holdings plc	7.625%	5/17/2032	8,010	8,833
	HSBC Holdings plc	2.804%	5/24/2032	50,066	45,255
	HSBC Holdings plc	2.871%	11/22/2032	45,756	41,069
[1]	HSBC Holdings plc	7.350%	11/27/2032	1,910	2,083
	HSBC Holdings plc	4.762%	3/29/2033	21,072	20,552
	HSBC Holdings plc	5.402%	8/11/2033	12,805	12,971
	HSBC Holdings plc	8.113%	11/3/2033	25,122	28,870
	HSBC Holdings plc	6.254%	3/9/2034	30,016	31,807
	HSBC Holdings plc	5.208%	5/12/2034	38,500	38,365
	HSBC Holdings plc	6.547%	6/20/2034	15,514	16,495
	HSBC Holdings plc	7.399%	11/13/2034	30,289	33,710
	HSBC Holdings plc	5.719%	3/4/2035	18,844	19,358
	HSBC Holdings plc	5.874%	11/18/2035	31,893	32,657
	HSBC Holdings plc	5.450%	3/3/2036	31,356	31,578
[1]	HSBC Holdings plc	6.500%	5/2/2036	29,739	31,512
	HSBC Holdings plc	5.790%	5/13/2036	26,148	26,954
	HSBC Holdings plc	5.741%	9/10/2036	25,311	25,522
	HSBC Holdings plc	5.133%	11/6/2036	29,042	28,556
	HSBC Holdings plc	5.279%	3/10/2037	38,137	37,693
[1]	HSBC Holdings plc	6.500%	9/15/2037	49,654	52,957
[1]	HSBC Holdings plc	6.800%	6/1/2038	14,088	15,408
	HSBC Holdings plc	6.100%	1/14/2042	9,522	10,159
	HSBC Holdings plc	6.332%	3/9/2044	33,353	35,681
	HSBC Holdings plc	5.250%	3/14/2044	35,799	33,894
[5]	HSBC Holdings plc, SOFR + 1.040%	4.695%	11/19/2028	1,506	1,512
	HSBC USA Inc.	4.650%	6/3/2028	10,002	10,032
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,531	21,134
	Huntington Bancshares Inc.	2.550%	2/4/2030	21,425	19,797

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	5.272%	1/15/2031	17,240	17,439
	Huntington Bancshares Inc.	4.623%	1/28/2032	34,470	33,901
	Huntington Bancshares Inc.	5.023%	5/17/2033	12,582	12,506
	Huntington Bancshares Inc.	5.709%	2/2/2035	16,770	17,162
	Huntington Bancshares Inc.	6.141%	11/18/2039	17,863	18,239
	Huntington Bancshares Inc.	5.605%	1/28/2041	5,975	5,849
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	8,050	7,953
	ING Groep NV	4.550%	10/2/2028	20,175	20,172
	ING Groep NV	4.858%	3/25/2029	4,139	4,155
	ING Groep NV	4.050%	4/9/2029	7,354	7,249
	ING Groep NV	5.335%	3/19/2030	3,778	3,837
	ING Groep NV	5.066%	3/25/2031	9,101	9,174
[1]	ING Groep NV	4.803%	3/23/2032	10,739	10,671
	ING Groep NV	2.727%	4/1/2032	6,659	6,051
	ING Groep NV	4.252%	3/28/2033	12,763	12,319
	ING Groep NV	6.114%	9/11/2034	10,515	11,124
	ING Groep NV	5.550%	3/19/2035	21,919	22,326
	ING Groep NV	5.525%	3/25/2036	2,072	2,104
	ING Groep NV	5.420%	3/23/2037	29,310	29,386
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,751	7,638
	Intercontinental Exchange Inc.	3.625%	9/1/2028	23,445	23,012
	Intercontinental Exchange Inc.	3.750%	9/21/2028	12,232	12,018
	Intercontinental Exchange Inc.	3.950%	12/1/2028	10,391	10,249
	Intercontinental Exchange Inc.	4.350%	6/15/2029	11,331	11,246
	Intercontinental Exchange Inc.	2.100%	6/15/2030	22,501	20,424
	Intercontinental Exchange Inc.	4.200%	3/15/2031	11,018	10,797
	Intercontinental Exchange Inc.	1.850%	9/15/2032	41,462	34,963
	Intercontinental Exchange Inc.	4.600%	3/15/2033	26,636	26,182
	Intercontinental Exchange Inc.	2.650%	9/15/2040	18,661	13,533
	Intercontinental Exchange Inc.	4.250%	9/21/2048	9,259	7,621
	Intercontinental Exchange Inc.	3.000%	6/15/2050	34,920	22,748
	Intercontinental Exchange Inc.	4.950%	6/15/2052	12,228	11,050
	Intercontinental Exchange Inc.	3.000%	9/15/2060	26,944	15,792
	Intercontinental Exchange Inc.	5.200%	6/15/2062	8,532	7,743
	Invesco Finance plc	5.375%	11/30/2043	11,517	11,065
	Jackson Financial Inc.	3.125%	11/23/2031	10,658	9,527
	Jackson Financial Inc.	4.000%	11/23/2051	8,584	5,887
	Jefferies Financial Group Inc.	5.875%	7/21/2028	5,979	6,095
	Jefferies Financial Group Inc.	4.150%	1/23/2030	15,522	15,000
	Jefferies Financial Group Inc.	5.125%	4/28/2031	10,044	9,920
	Jefferies Financial Group Inc.	2.625%	10/15/2031	4,190	3,650
	Jefferies Financial Group Inc.	6.200%	4/14/2034	25,435	26,033
	Jefferies Financial Group Inc.	6.250%	1/15/2036	9,728	9,928
	Jefferies Financial Group Inc.	6.500%	1/20/2043	6,039	6,077
	JPMorgan Chase & Co.	4.250%	10/1/2027	27,017	26,985
	JPMorgan Chase & Co.	3.625%	12/1/2027	20,289	20,058
	JPMorgan Chase & Co.	4.979%	7/22/2028	16,219	16,290
	JPMorgan Chase & Co.	4.851%	7/25/2028	21,999	22,064
	JPMorgan Chase & Co.	4.505%	10/22/2028	15,161	15,158
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	50,250	49,424
	JPMorgan Chase & Co.	4.915%	1/24/2029	31,064	31,218
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	43,939	43,466
	JPMorgan Chase & Co.	2.069%	6/1/2029	45,334	43,236
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	40,082	39,741
	JPMorgan Chase & Co.	5.299%	7/24/2029	47,277	47,898
	JPMorgan Chase & Co.	6.087%	10/23/2029	4,205	4,333
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	28,179	28,015
	JPMorgan Chase & Co.	5.012%	1/23/2030	29,886	30,094
	JPMorgan Chase & Co.	5.581%	4/22/2030	49,858	50,946
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	15,257	14,840
	JPMorgan Chase & Co.	4.565%	6/14/2030	4,266	4,250
	JPMorgan Chase & Co.	4.995%	7/22/2030	41,676	41,951
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	8,282	9,494
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	84,002	78,901
	JPMorgan Chase & Co.	4.603%	10/22/2030	29,825	29,694
	JPMorgan Chase & Co.	5.140%	1/24/2031	69,414	70,196
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	27,528	27,290
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	29,953	27,612
	JPMorgan Chase & Co.	5.103%	4/22/2031	27,749	28,066
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	53,046	49,523

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.255%	10/22/2031	52,227	51,069
	JPMorgan Chase & Co.	1.764%	11/19/2031	29,499	25,988
	JPMorgan Chase & Co.	4.347%	1/22/2032	121,195	118,710
	JPMorgan Chase & Co.	1.953%	2/4/2032	39,190	34,498
	JPMorgan Chase & Co.	2.580%	4/22/2032	35,461	31,954
	JPMorgan Chase & Co.	4.622%	4/23/2032	65,575	64,829
	JPMorgan Chase & Co.	2.545%	11/8/2032	26,749	23,788
	JPMorgan Chase & Co.	2.963%	1/25/2033	60,521	54,769
	JPMorgan Chase & Co.	4.586%	4/26/2033	9,530	9,379
	JPMorgan Chase & Co.	4.912%	7/25/2033	58,918	58,862
	JPMorgan Chase & Co.	5.717%	9/14/2033	31,374	32,424
	JPMorgan Chase & Co.	5.350%	6/1/2034	55,837	56,784
	JPMorgan Chase & Co.	5.336%	1/23/2035	33,610	34,116
	JPMorgan Chase & Co.	5.766%	4/22/2035	32,240	33,538
	JPMorgan Chase & Co.	5.294%	7/22/2035	37,115	37,505
	JPMorgan Chase & Co.	4.946%	10/22/2035	73,331	72,325
	JPMorgan Chase & Co.	5.502%	1/24/2036	65,439	66,910
	JPMorgan Chase & Co.	5.572%	4/22/2036	70,779	72,772
	JPMorgan Chase & Co.	5.576%	7/23/2036	64,274	65,305
	JPMorgan Chase & Co.	4.810%	10/22/2036	36,119	35,089
	JPMorgan Chase & Co.	4.898%	1/22/2037	80,126	78,065
	JPMorgan Chase & Co.	5.193%	2/5/2037	40,914	40,316
	JPMorgan Chase & Co.	5.148%	4/23/2037	26,560	26,365
	JPMorgan Chase & Co.	6.400%	5/15/2038	30,208	33,172
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	37,500	33,139
	JPMorgan Chase & Co.	5.500%	10/15/2040	21,491	21,908
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	43,602	33,636
	JPMorgan Chase & Co.	5.600%	7/15/2041	17,919	18,222
	JPMorgan Chase & Co.	5.400%	1/6/2042	26,242	26,150
	JPMorgan Chase & Co.	3.157%	4/22/2042	29,314	22,294
	JPMorgan Chase & Co.	5.625%	8/16/2043	19,270	19,477
	JPMorgan Chase & Co.	4.850%	2/1/2044	10,553	9,754
	JPMorgan Chase & Co.	4.950%	6/1/2045	26,738	24,652
	JPMorgan Chase & Co.	5.534%	11/29/2045	32,123	31,857
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	21,979	18,197
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	36,278	28,982
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	83,009	65,351
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	33,748	26,308
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	22,554	15,097
	JPMorgan Chase & Co.	3.328%	4/22/2052	26,476	18,333
	Kemper Corp.	2.400%	9/30/2030	8,793	7,696
	Kemper Corp.	3.800%	2/23/2032	6,610	5,965
[1]	Keybank National Association	5.850%	11/15/2027	11,426	11,610
[1]	Keybank National Association	4.390%	12/14/2027	2,745	2,739
[1]	Keybank National Association	6.950%	2/1/2028	4,623	4,775
[1]	Keybank National Association	4.900%	8/8/2032	18,225	17,834
	Keybank National Association	5.000%	1/26/2033	18,060	17,880
[1]	KeyCorp	4.100%	4/30/2028	5,125	5,083
[1]	KeyCorp	2.550%	10/1/2029	18,960	17,722
[1]	KeyCorp	5.121%	4/4/2031	6,610	6,655
[1]	KeyCorp	4.789%	6/1/2033	6,713	6,575
	KeyCorp	6.401%	3/6/2035	10,175	10,817
	KKR & Co. Inc.	5.100%	8/7/2035	11,055	10,697
	Lazard Group LLC	4.500%	9/19/2028	8,752	8,687
	Lazard Group LLC	4.375%	3/11/2029	10,362	10,241
	Lazard Group LLC	6.000%	3/15/2031	4,570	4,740
	Lazard Group LLC	5.625%	8/1/2035	5,000	5,021
	Legg Mason Inc.	5.625%	1/15/2044	8,768	8,610
	Lincoln National Corp.	3.800%	3/1/2028	11,928	11,763
	Lincoln National Corp.	3.050%	1/15/2030	8,847	8,321
	Lincoln National Corp.	3.400%	1/15/2031	1,735	1,631
	Lincoln National Corp.	6.300%	10/9/2037	4,365	4,590
	Lincoln National Corp.	7.000%	6/15/2040	10,364	11,272
	Lincoln National Corp.	6.800%	7/15/2056	6,834	6,822
	Lloyds Banking Group plc	4.375%	3/22/2028	43,273	43,152
	Lloyds Banking Group plc	4.550%	8/16/2028	18,923	18,908
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	49,631	48,975
	Lloyds Banking Group plc	5.087%	11/26/2028	8,520	8,579
	Lloyds Banking Group plc	5.871%	3/6/2029	4,535	4,622
	Lloyds Banking Group plc	4.818%	6/13/2029	5,025	5,033

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.241%	2/10/2030	6,217	6,137
	Lloyds Banking Group plc	5.721%	6/5/2030	1,583	1,624
	Lloyds Banking Group plc	4.425%	11/4/2031	13,648	13,404
	Lloyds Banking Group plc	4.976%	8/11/2033	34,450	34,293
	Lloyds Banking Group plc	7.953%	11/15/2033	10,341	11,729
	Lloyds Banking Group plc	5.679%	1/5/2035	24,774	25,466
	Lloyds Banking Group plc	5.590%	11/26/2035	10,986	11,212
	Lloyds Banking Group plc	6.068%	6/13/2036	12,323	12,711
	Lloyds Banking Group plc	4.943%	11/4/2036	21,375	20,748
	Lloyds Banking Group plc	5.300%	12/1/2045	9,332	8,739
	Lloyds Banking Group plc	3.369%	12/14/2046	19,121	14,048
	Lloyds Banking Group plc	5.668%	2/10/2047	14,455	14,242
	Lloyds Banking Group plc	4.344%	1/9/2048	14,698	12,035
[5]	Lloyds Banking Group plc, SOFR + 1.060%	4.683%	11/26/2028	465	467
	Loews Corp.	3.200%	5/15/2030	14,241	13,513
	Loews Corp.	6.000%	2/1/2035	3,843	4,050
	Loews Corp.	4.940%	4/1/2036	8,180	8,010
	Loews Corp.	4.125%	5/15/2043	9,142	7,634
	LPL Holdings Inc.	4.900%	4/3/2028	4,350	4,354
	LPL Holdings Inc.	6.750%	11/17/2028	19,480	20,252
	LPL Holdings Inc.	5.200%	3/15/2030	11,174	11,237
	LPL Holdings Inc.	6.000%	5/20/2034	6,905	7,062
	LPL Holdings Inc.	5.650%	3/15/2035	6,959	6,918
	LPL Holdings Inc.	5.750%	6/15/2035	7,825	7,830
	M&T Bank Corp.	4.553%	8/16/2028	14,360	14,353
[1]	M&T Bank Corp.	4.833%	1/16/2029	3,715	3,723
	M&T Bank Corp.	7.413%	10/30/2029	13,706	14,504
	M&T Bank Corp.	5.179%	7/8/2031	20,220	20,369
	M&T Bank Corp.	6.082%	3/13/2032	18,474	19,277
	M&T Bank Corp.	5.053%	1/27/2034	31,196	30,944
	M&T Bank Corp.	5.400%	7/30/2035	18,772	18,751
[1]	M&T Bank Corp.	5.385%	1/16/2036	4,115	4,113
	Main Street Capital Corp.	5.400%	8/15/2028	5,328	5,296
	Main Street Capital Corp.	6.950%	3/1/2029	8,365	8,602
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,616	7,525
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	21,776	21,837
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,820	14,845
	Manulife Financial Corp.	3.703%	3/16/2032	11,779	11,171
	Manulife Financial Corp.	4.986%	12/11/2035	11,824	11,630
	Manulife Financial Corp.	5.375%	3/4/2046	11,564	11,211
	Marex Group plc	5.829%	5/8/2028	7,315	7,363
	Marex Group plc	6.404%	11/4/2029	11,090	11,356
	Markel Group Inc.	3.500%	11/1/2027	6,995	6,906
	Markel Group Inc.	3.350%	9/17/2029	3,881	3,725
	Markel Group Inc.	5.000%	4/5/2046	6,468	5,779
	Markel Group Inc.	4.300%	11/1/2047	5,483	4,384
	Markel Group Inc.	5.000%	5/20/2049	7,446	6,531
	Markel Group Inc.	4.150%	9/17/2050	6,575	5,059
	Markel Group Inc.	3.450%	5/7/2052	5,285	3,582
	Markel Group Inc.	6.000%	5/16/2054	7,885	7,884
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	11,000	11,021
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	9,457	9,421
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	13,911	13,904
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	11,116	10,061
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	14,873	14,910
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	3,328	3,483
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	5,801	6,145
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	7,282	7,487
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	5,719	5,759
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	26,680	26,425
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	26,533	25,058
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	6,778	5,636
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	8,265	6,659
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	13,689	12,189
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	193	121
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	5,082	5,399
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	3,079	2,919
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	15,409	15,271
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,642	5,385
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	7,973	7,533

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	4.100%	1/15/2028	8,126	8,103
	Mastercard Inc.	3.500%	2/26/2028	8,125	8,031
	Mastercard Inc.	4.875%	3/9/2028	9,545	9,618
	Mastercard Inc.	4.550%	3/15/2028	3,541	3,552
	Mastercard Inc.	4.325%	6/8/2028	17,028	17,020
	Mastercard Inc.	2.950%	6/1/2029	13,829	13,318
	Mastercard Inc.	4.425%	6/8/2029	20,436	20,406
	Mastercard Inc.	3.350%	3/26/2030	20,498	19,715
	Mastercard Inc.	1.900%	3/15/2031	6,776	6,022
	Mastercard Inc.	4.600%	6/8/2031	22,475	22,435
	Mastercard Inc.	4.350%	1/15/2032	17,118	16,870
	Mastercard Inc.	4.950%	3/15/2032	10,704	10,857
	Mastercard Inc.	4.875%	5/9/2034	9,329	9,352
	Mastercard Inc.	4.550%	1/15/2035	26,459	25,784
	Mastercard Inc.	5.000%	6/8/2036	18,415	18,350
	Mastercard Inc.	3.800%	11/21/2046	11,790	9,206
	Mastercard Inc.	3.950%	2/26/2048	16,214	12,825
	Mastercard Inc.	3.650%	6/1/2049	13,276	9,904
	Mastercard Inc.	3.850%	3/26/2050	15,763	12,198
	Mastercard Inc.	2.950%	3/15/2051	9,868	6,403
	Mercury General Corp.	6.250%	6/15/2036	7,424	7,555
	MetLife Inc.	4.550%	3/23/2030	25,568	25,614
	MetLife Inc.	5.375%	7/15/2033	16,166	16,673
	MetLife Inc.	6.375%	6/15/2034	5,800	6,297
	MetLife Inc.	5.300%	12/15/2034	17,941	18,254
[1]	MetLife Inc.	6.400%	12/15/2036	12,368	12,602
[1]	MetLife Inc.	10.750%	8/1/2039	4,217	5,463
	MetLife Inc.	5.875%	2/6/2041	21,498	22,326
	MetLife Inc.	4.125%	8/13/2042	14,048	11,790
	MetLife Inc.	4.875%	11/13/2043	14,005	12,900
	MetLife Inc.	4.721%	12/15/2044	10,742	9,492
	MetLife Inc.	4.050%	3/1/2045	13,440	10,994
	MetLife Inc.	5.000%	7/15/2052	20,482	18,440
	MetLife Inc.	5.250%	1/15/2054	17,813	16,647
[1]	MetLife Inc.	6.350%	3/15/2055	13,185	13,510
[1]	MetLife Inc.	5.850%	3/15/2056	3,933	3,879
	MGIC Investment Corp.	5.250%	8/15/2028	3,416	3,413
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	28,713	28,407
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	20,710	20,549
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	13,516	13,582
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	6,244	6,179
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	12,937	13,047
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	13,848	14,009
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	24,108	23,634
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	26,995	27,255
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	29,117	27,867
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	33,750	31,270
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,640	12,798
	Mitsubishi UFJ Financial Group Inc.	4.592%	4/18/2030	26,560	26,432
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	14,036	12,655
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	7,840	7,935
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	8,169	8,026
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	34,778	34,599
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	31,155	27,464
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	14,943	13,224
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	17,480	15,638
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	10,563	10,180
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	6,761	6,786
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	17,553	17,910
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	37,055	37,823
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,950	40,529
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	10,987	11,229
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,115	5,237
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	26,829	26,324
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	4,294	4,284
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	3,293	3,065
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	7,330	6,585
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	25,914	22,013
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	9,808	9,899
	Mizuho Financial Group Inc.	4.018%	3/5/2028	21,944	21,778

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.667%	5/27/2029	9,335	9,511
	Mizuho Financial Group Inc.	5.778%	7/6/2029	11,610	11,863
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	17,240	17,086
[4]	Mizuho Financial Group Inc.	4.782%	7/13/2030	13,400	13,379
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	31,670	30,215
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	7,534	7,105
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,485	3,513
	Mizuho Financial Group Inc.	4.711%	7/8/2031	12,250	12,183
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	8,598	7,756
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	2,350	2,091
	Mizuho Financial Group Inc.	2.564%	9/13/2031	12,864	11,369
	Mizuho Financial Group Inc.	4.438%	5/12/2032	19,350	18,878
	Mizuho Financial Group Inc.	2.172%	5/22/2032	26,030	22,881
	Mizuho Financial Group Inc.	5.748%	7/6/2034	38,520	39,929
	Mizuho Financial Group Inc.	5.579%	5/26/2035	5,938	6,075
	Mizuho Financial Group Inc.	5.323%	7/8/2036	18,757	18,812
	Mizuho Financial Group Inc.	5.050%	5/12/2037	14,806	14,511
[4]	Mizuho Financial Group Inc.	5.337%	7/13/2037	5,600	5,567
[1]	Morgan Stanley	3.591%	7/22/2028	60,309	59,644
	Morgan Stanley	6.296%	10/18/2028	30,428	31,078
[1]	Morgan Stanley	3.772%	1/24/2029	21,324	21,033
	Morgan Stanley	5.123%	2/1/2029	43,013	43,281
[1]	Morgan Stanley	4.994%	4/12/2029	28,172	28,326
[1]	Morgan Stanley	5.164%	4/20/2029	39,280	39,588
	Morgan Stanley	5.449%	7/20/2029	33,256	33,699
[1]	Morgan Stanley	4.133%	10/18/2029	47,009	46,364
	Morgan Stanley	6.407%	11/1/2029	4,185	4,333
	Morgan Stanley	4.238%	1/9/2030	17,425	17,195
[1]	Morgan Stanley	4.431%	1/23/2030	37,143	36,808
	Morgan Stanley	4.555%	4/10/2030	38,500	38,257
	Morgan Stanley	5.656%	4/18/2030	107,769	110,096
	Morgan Stanley	5.042%	7/19/2030	30,314	30,530
	Morgan Stanley	4.654%	10/18/2030	28,489	28,335
	Morgan Stanley	5.230%	1/15/2031	145,152	146,807
[1]	Morgan Stanley	2.699%	1/22/2031	82,392	76,545
[1]	Morgan Stanley	3.622%	4/1/2031	53,978	51,701
	Morgan Stanley	5.192%	4/17/2031	9,379	9,478
[1]	Morgan Stanley	4.356%	10/22/2031	23,206	22,694
	Morgan Stanley	4.493%	1/16/2032	20,453	20,055
[1]	Morgan Stanley	1.794%	2/13/2032	65,818	57,267
	Morgan Stanley	7.250%	4/1/2032	29,545	33,288
	Morgan Stanley	4.809%	4/16/2032	33,847	33,583
[1]	Morgan Stanley	1.928%	4/28/2032	34,007	29,571
[1]	Morgan Stanley	2.239%	7/21/2032	50,526	44,322
[1]	Morgan Stanley	2.511%	10/20/2032	23,291	20,589
	Morgan Stanley	2.943%	1/21/2033	28,277	25,433
	Morgan Stanley	6.342%	10/18/2033	43,165	46,015
[1]	Morgan Stanley	5.424%	7/21/2034	12,800	12,996
	Morgan Stanley	6.627%	11/1/2034	32,440	35,220
	Morgan Stanley	5.466%	1/18/2035	56,246	57,145
	Morgan Stanley	5.831%	4/19/2035	45,999	47,745
	Morgan Stanley	5.320%	7/19/2035	83,608	84,055
	Morgan Stanley	5.587%	1/18/2036	49,614	50,680
	Morgan Stanley	5.664%	4/17/2036	48,321	49,575
	Morgan Stanley	2.484%	9/16/2036	47,405	41,138
	Morgan Stanley	5.073%	1/30/2037	11,796	11,539
	Morgan Stanley	5.296%	4/10/2037	19,914	19,814
	Morgan Stanley	5.297%	4/20/2037	21,210	21,134
	Morgan Stanley	5.948%	1/19/2038	28,582	29,456
[1]	Morgan Stanley	3.971%	7/22/2038	25,596	22,459
	Morgan Stanley	5.942%	2/7/2039	15,364	15,853
[1]	Morgan Stanley	4.457%	4/22/2039	33,569	30,965
	Morgan Stanley	5.314%	1/18/2041	26,512	25,889
	Morgan Stanley	3.217%	4/22/2042	17,547	13,397
	Morgan Stanley	6.375%	7/24/2042	41,198	44,821
	Morgan Stanley	4.300%	1/27/2045	56,606	47,708
[1]	Morgan Stanley	4.375%	1/22/2047	16,580	13,844
	Morgan Stanley	5.900%	3/13/2047	15,994	16,186
[1]	Morgan Stanley	5.597%	3/24/2051	22,900	22,467
[1]	Morgan Stanley	2.802%	1/25/2052	36,090	22,448

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.516%	11/19/2055	28,226	27,286
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	17,522	17,598
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	33,402	33,613
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	20,301	20,316
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	4,467	4,505
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	9,385	9,339
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	32,503	32,478
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	37,784	37,606
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	138,862	138,242
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	23,956	23,546
	MSD Investment Corp.	6.250%	5/31/2030	4,280	4,237
[6]	MSD Investment Corp.	6.125%	2/5/2031	5,375	5,248
	Nasdaq Inc.	5.350%	6/28/2028	1,659	1,681
	Nasdaq Inc.	1.650%	1/15/2031	10,250	8,996
	Nasdaq Inc.	5.550%	2/15/2034	6,514	6,693
	Nasdaq Inc.	2.500%	12/21/2040	16,762	11,737
	Nasdaq Inc.	3.250%	4/28/2050	12,196	8,281
	Nasdaq Inc.	3.950%	3/7/2052	3,316	2,491
	Nasdaq Inc.	5.950%	8/15/2053	10,080	10,193
	Nasdaq Inc.	6.100%	6/28/2063	11,860	12,055
	National Australia Bank Ltd.	4.308%	6/13/2028	5,725	5,716
	National Australia Bank Ltd.	4.900%	6/13/2028	20,810	21,011
	National Australia Bank Ltd.	4.787%	1/10/2029	9,900	10,000
[1]	National Australia Bank Ltd.	4.434%	6/4/2029	13,400	13,388
	National Australia Bank Ltd.	4.901%	1/14/2030	7,883	7,995
	National Australia Bank Ltd.	4.534%	6/13/2030	3,890	3,896
	National Bank of Canada	5.600%	12/18/2028	8,951	9,162
[6]	Nationwide Building Society	4.351%	9/30/2030	1,150	1,128
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	3,275	3,265
	NatWest Group plc	5.516%	9/30/2028	7,875	7,966
[1]	NatWest Group plc	4.892%	5/18/2029	45,836	45,968
	NatWest Group plc	5.808%	9/13/2029	12,870	13,154
[1]	NatWest Group plc	5.076%	1/27/2030	47,196	47,518
[1]	NatWest Group plc	4.445%	5/8/2030	5,855	5,799
	NatWest Group plc	4.964%	8/15/2030	10,862	10,897
	NatWest Group plc	5.115%	5/23/2031	20,661	20,782
	NatWest Group plc	6.016%	3/2/2034	11,108	11,673
	NatWest Group plc	6.475%	6/1/2034	13,395	13,888
	NatWest Group plc	5.778%	3/1/2035	26,300	27,245
[1]	NatWest Group plc	3.032%	11/28/2035	24,753	22,721
	New Mountain Finance Corp.	6.875%	2/1/2029	2,848	2,858
	NMI Holdings Inc.	6.000%	8/15/2029	4,394	4,485
	Nomura Holdings Inc.	5.386%	7/6/2027	17,418	17,568
	Nomura Holdings Inc.	6.070%	7/12/2028	1,185	1,215
	Nomura Holdings Inc.	2.172%	7/14/2028	13,572	12,899
	Nomura Holdings Inc.	4.996%	6/29/2029	7,986	8,005
	Nomura Holdings Inc.	5.605%	7/6/2029	11,123	11,344
	Nomura Holdings Inc.	3.103%	1/16/2030	48,429	45,530
	Nomura Holdings Inc.	4.904%	7/1/2030	7,510	7,490
	Nomura Holdings Inc.	2.679%	7/16/2030	5,583	5,118
	Nomura Holdings Inc.	2.608%	7/14/2031	4,620	4,125
	Nomura Holdings Inc.	5.166%	7/14/2031	4,565	4,577
	Nomura Holdings Inc.	2.999%	1/22/2032	19,050	17,153
	Nomura Holdings Inc.	5.783%	7/3/2034	13,856	14,291
	Nomura Holdings Inc.	5.491%	6/29/2035	10,995	11,163
	Nomura Holdings Inc.	5.043%	6/10/2036	10,850	10,589
	Nomura Holdings Inc.	5.545%	7/14/2036	6,179	6,195
[6]	North Haven Private Income Fund LLC	5.125%	9/25/2028	7,630	7,450
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,691	1,649
	Northern Trust Corp.	3.650%	8/3/2028	10,683	10,536
	Northern Trust Corp.	3.150%	5/3/2029	15,089	14,600
	Northern Trust Corp.	1.950%	5/1/2030	13,025	11,851
	Northern Trust Corp.	4.150%	11/19/2030	5,822	5,733
	Northern Trust Corp.	6.125%	11/2/2032	17,798	19,027
	Northern Trust Corp.	5.117%	11/19/2040	7,673	7,503
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	3,900	3,871
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	1,590	1,667
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	7,655	7,718
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	5,400	5,372
	Old National Bancorp	5.768%	2/15/2036	3,794	3,787

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Old Republic International Corp.	5.750%	3/28/2034	6,176	6,279
	Old Republic International Corp.	5.700%	6/1/2036	12,800	12,846
	Old Republic International Corp.	3.850%	6/11/2051	9,972	7,169
	ORIX Corp.	3.700%	7/18/2027	5,971	5,916
	ORIX Corp.	5.000%	9/13/2027	3,027	3,040
	ORIX Corp.	4.650%	9/10/2029	4,146	4,144
	ORIX Corp.	4.450%	9/9/2030	12,900	12,702
	ORIX Corp.	2.250%	3/9/2031	8,563	7,622
	ORIX Corp.	5.400%	2/25/2035	5,880	5,946
	PartnerRe Finance B LLC	3.700%	7/2/2029	11,693	11,343
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,254	3,138
	PayPal Holdings Inc.	4.450%	3/6/2028	6,112	6,106
	PayPal Holdings Inc.	2.850%	10/1/2029	26,451	24,960
	PayPal Holdings Inc.	2.300%	6/1/2030	16,602	15,148
	PayPal Holdings Inc.	4.950%	6/1/2031	14,750	14,747
	PayPal Holdings Inc.	5.150%	6/1/2034	16,520	16,420
	PayPal Holdings Inc.	5.100%	4/1/2035	7,798	7,685
	PayPal Holdings Inc.	5.550%	6/1/2036	11,040	11,040
	PayPal Holdings Inc.	3.250%	6/1/2050	20,231	13,106
	PayPal Holdings Inc.	5.050%	6/1/2052	10,042	8,612
	PayPal Holdings Inc.	5.500%	6/1/2054	12,972	11,870
	PayPal Holdings Inc.	5.250%	6/1/2062	16,393	14,311
[1]	Pinnacle Bank	5.625%	2/15/2028	6,361	6,425
	Pinnacle Bank	5.957%	1/15/2036	7,518	7,471
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	9,930	10,158
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	29,551	29,633
[1]	PNC Bank NA	3.100%	10/25/2027	15,319	15,073
[1]	PNC Bank NA	3.250%	1/22/2028	15,447	15,179
[1]	PNC Bank NA	4.050%	7/26/2028	26,311	26,005
[1]	PNC Bank NA	2.700%	10/22/2029	14,852	13,946
	PNC Financial Services Group Inc.	3.450%	4/23/2029	46,506	45,234
	PNC Financial Services Group Inc.	5.582%	6/12/2029	22,285	22,691
	PNC Financial Services Group Inc.	2.550%	1/22/2030	38,961	36,267
	PNC Financial Services Group Inc.	5.492%	5/14/2030	26,905	27,479
	PNC Financial Services Group Inc.	5.222%	1/29/2031	12,145	12,343
	PNC Financial Services Group Inc.	4.899%	5/13/2031	29,480	29,636
	PNC Financial Services Group Inc.	4.812%	10/21/2032	138,318	137,813
	PNC Financial Services Group Inc.	6.037%	10/28/2033	33,790	35,609
	PNC Financial Services Group Inc.	5.068%	1/24/2034	15,034	15,046
	PNC Financial Services Group Inc.	5.939%	8/18/2034	12,445	13,082
	PNC Financial Services Group Inc.	6.875%	10/20/2034	33,428	36,917
	PNC Financial Services Group Inc.	5.676%	1/22/2035	47,675	49,149
	PNC Financial Services Group Inc.	5.575%	1/29/2036	66,120	67,718
	PNC Financial Services Group Inc.	5.423%	1/25/2041	20,992	20,640
[6]	Pricoa Global Funding I	4.400%	8/27/2027	1,175	1,175
	Primerica Inc.	2.800%	11/19/2031	8,129	7,310
	Principal Financial Group Inc.	2.125%	6/15/2030	14,087	12,759
	Principal Financial Group Inc.	5.375%	3/15/2033	1,690	1,723
	Principal Financial Group Inc.	6.050%	10/15/2036	1,821	1,936
	Principal Financial Group Inc.	5.300%	1/15/2037	7,780	7,710
	Principal Financial Group Inc.	4.625%	9/15/2042	6,038	5,367
	Principal Financial Group Inc.	4.350%	5/15/2043	5,610	4,752
	Principal Financial Group Inc.	4.300%	11/15/2046	8,940	7,363
	Principal Financial Group Inc.	5.500%	3/15/2053	715	690
	Progressive Corp.	4.000%	3/1/2029	9,722	9,622
	Progressive Corp.	6.625%	3/1/2029	3,330	3,513
	Progressive Corp.	3.200%	3/26/2030	9,791	9,326
	Progressive Corp.	4.600%	3/26/2031	7,800	7,773
	Progressive Corp.	3.000%	3/15/2032	7,865	7,181
	Progressive Corp.	6.250%	12/1/2032	2,346	2,536
	Progressive Corp.	4.950%	6/15/2033	5,645	5,685
	Progressive Corp.	4.350%	4/25/2044	5,165	4,394
	Progressive Corp.	4.125%	4/15/2047	16,983	13,715
	Progressive Corp.	4.200%	3/15/2048	8,506	6,950
	Progressive Corp.	3.950%	3/26/2050	9,062	7,047
	Progressive Corp.	3.700%	3/15/2052	9,025	6,666
[1]	Prudential Financial Inc.	3.878%	3/27/2028	8,832	8,746
[1]	Prudential Financial Inc.	2.100%	3/10/2030	4,536	4,172
[1]	Prudential Financial Inc.	5.750%	7/15/2033	3,175	3,348
	Prudential Financial Inc.	5.200%	3/14/2035	5,580	5,595

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	5.700%	12/14/2036	11,934	12,323
[1]	Prudential Financial Inc.	6.625%	12/1/2037	7,055	7,812
[1]	Prudential Financial Inc.	3.000%	3/10/2040	5,611	4,289
[1]	Prudential Financial Inc.	6.625%	6/21/2040	10,440	11,529
[1]	Prudential Financial Inc.	5.100%	8/15/2043	2,876	2,616
[1]	Prudential Financial Inc.	4.600%	5/15/2044	6,447	5,624
[1]	Prudential Financial Inc.	4.500%	9/15/2047	9,221	9,094
	Prudential Financial Inc.	3.905%	12/7/2047	28,016	21,409
[1]	Prudential Financial Inc.	5.700%	9/15/2048	8,447	8,456
	Prudential Financial Inc.	3.935%	12/7/2049	32,205	24,442
[1]	Prudential Financial Inc.	3.700%	10/1/2050	12,025	11,151
[1]	Prudential Financial Inc.	3.700%	3/13/2051	16,495	11,949
	Prudential Financial Inc.	5.125%	3/1/2052	10,500	10,278
	Prudential Financial Inc.	6.000%	9/1/2052	15,794	16,047
	Prudential Financial Inc.	6.750%	3/1/2053	8,748	9,197
	Prudential Financial Inc.	6.500%	3/15/2054	18,809	19,429
	Prudential Financial Inc.	6.250%	6/15/2056	5,311	5,322
	Prudential Funding Asia plc	3.125%	4/14/2030	14,363	13,600
	Prudential Funding Asia plc	3.625%	3/24/2032	6,903	6,470
	Radian Group Inc.	6.200%	5/15/2029	10,698	11,044
	Raymond James Financial Inc.	4.650%	4/1/2030	9,474	9,472
	Raymond James Financial Inc.	4.950%	7/15/2046	15,117	13,494
	Raymond James Financial Inc.	3.750%	4/1/2051	14,642	10,610
	Regions Bank	4.755%	7/27/2029	18,801	18,808
[1]	Regions Bank	6.450%	6/26/2037	8,435	8,972
	Regions Financial Corp.	1.800%	8/12/2028	14,025	13,235
	Regions Financial Corp.	5.722%	6/6/2030	12,781	13,112
	Regions Financial Corp.	5.502%	9/6/2035	13,230	13,384
	Regions Financial Corp.	7.375%	12/10/2037	5,338	6,068
	Reinsurance Group of America Inc.	3.900%	5/15/2029	16,298	15,939
	Reinsurance Group of America Inc.	3.150%	6/15/2030	8,614	8,069
	Reinsurance Group of America Inc.	6.000%	9/15/2033	5,299	5,528
	Reinsurance Group of America Inc.	5.750%	9/15/2034	9,044	9,258
	Reinsurance Group of America Inc.	6.650%	9/15/2055	9,385	9,516
	Reinsurance Group of America Inc.	6.375%	9/15/2056	4,265	4,242
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	5,350	5,296
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	7,781	7,557
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	11,014	11,283
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	8,575	8,756
[1]	Royal Bank of Canada	4.240%	8/3/2027	10,154	10,148
[1]	Royal Bank of Canada	6.000%	11/1/2027	25,631	26,184
[1]	Royal Bank of Canada	4.900%	1/12/2028	16,202	16,318
[1]	Royal Bank of Canada	4.522%	10/18/2028	8,279	8,280
[1]	Royal Bank of Canada	4.965%	1/24/2029	16,642	16,738
[1]	Royal Bank of Canada	4.950%	2/1/2029	8,590	8,699
	Royal Bank of Canada	4.498%	8/6/2029	12,940	12,896
	Royal Bank of Canada	4.400%	4/17/2030	12,800	12,696
[1]	Royal Bank of Canada	4.969%	8/2/2030	13,885	13,988
[1]	Royal Bank of Canada	4.650%	10/18/2030	575	574
[1]	Royal Bank of Canada	5.153%	2/4/2031	45,451	46,001
[1]	Royal Bank of Canada	4.970%	5/2/2031	44,129	44,443
	Royal Bank of Canada	4.696%	8/6/2031	9,985	9,942
[1]	Royal Bank of Canada	2.300%	11/3/2031	44,422	39,616
	Royal Bank of Canada	4.612%	5/3/2032	12,853	12,722
	Royal Bank of Canada	3.875%	5/4/2032	13,772	13,170
[1]	Royal Bank of Canada	5.000%	2/1/2033	48,445	48,805
[1]	Royal Bank of Canada	5.000%	5/2/2033	14,950	15,072
[1]	Royal Bank of Canada	5.150%	2/1/2034	2,975	3,032
	Santander Holdings USA Inc.	4.400%	7/13/2027	30,893	30,854
	Santander Holdings USA Inc.	6.499%	3/9/2029	9,887	10,143
	Santander Holdings USA Inc.	6.174%	1/9/2030	12,030	12,356
	Santander Holdings USA Inc.	5.040%	6/5/2030	7,280	7,278
	Santander Holdings USA Inc.	7.660%	11/9/2031	10,110	11,063
	Santander Holdings USA Inc.	6.342%	5/31/2035	11,070	11,658
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	7,345	7,263
	Santander UK Group Holdings plc	6.534%	1/10/2029	31,334	32,164
	Santander UK Group Holdings plc	5.694%	4/15/2031	19,197	19,688
	Santander UK Group Holdings plc	2.896%	3/15/2032	19,494	17,728
	Santander UK Group Holdings plc	5.136%	9/22/2036	13,055	12,694
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,685	1,747

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Selective Insurance Group Inc.	5.375%	3/1/2049	3,870	3,562
	SiriusPoint Ltd.	7.000%	4/5/2029	5,285	5,519
	Sixth Street Lending Partners	6.500%	3/11/2029	8,535	8,709
	Sixth Street Lending Partners	5.750%	1/15/2030	16,670	16,560
	Sixth Street Lending Partners	6.125%	7/15/2030	4,962	4,985
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	5,920	6,084
	Sixth Street Specialty Lending Inc.	5.625%	8/15/2030	1,500	1,486
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	2,400	2,355
	State Street Bank & Trust Co.	4.782%	11/23/2029	18,169	18,349
	State Street Corp.	4.536%	2/28/2028	10,323	10,360
	State Street Corp.	4.530%	2/20/2029	1,680	1,680
	State Street Corp.	5.684%	11/21/2029	15,575	15,977
[1]	State Street Corp.	4.141%	12/3/2029	7,880	7,798
	State Street Corp.	2.400%	1/24/2030	24,687	23,054
	State Street Corp.	4.729%	2/28/2030	16,811	16,921
	State Street Corp.	4.834%	4/24/2030	5,795	5,853
	State Street Corp.	2.200%	3/3/2031	16,922	15,114
	State Street Corp.	4.558%	4/23/2032	10,667	10,541
	State Street Corp.	4.821%	1/26/2034	35,128	34,858
	State Street Corp.	5.159%	5/18/2034	11,799	11,927
[1]	State Street Corp.	3.031%	11/1/2034	41,922	39,330
	State Street Corp.	6.123%	11/21/2034	8,960	9,447
	State Street Corp.	5.146%	2/28/2036	16,214	16,230
	State Street Corp.	4.784%	10/23/2036	8,375	8,133
	State Street Corp.	5.094%	4/24/2037	11,202	11,103
	Stewart Information Services Corp.	3.600%	11/15/2031	6,507	5,783
	Stifel Financial Corp.	4.000%	5/15/2030	4,176	4,034
	Sumisho Air Lease Corp.	3.625%	12/1/2027	16,051	15,823
	Sumisho Air Lease Corp.	5.850%	12/15/2027	8,925	9,064
[6]	Sumisho Air Lease Corp.	4.400%	3/24/2028	6,480	6,444
	Sumisho Air Lease Corp.	2.100%	9/1/2028	7,888	7,446
	Sumisho Air Lease Corp.	4.625%	10/1/2028	9,377	9,341
[6]	Sumisho Air Lease Corp.	4.500%	3/24/2029	6,684	6,627
	Sumisho Air Lease Corp.	3.250%	10/1/2029	8,315	7,905
	Sumisho Air Lease Corp.	3.125%	12/1/2030	16,233	15,029
[6]	Sumisho Air Lease Corp.	4.850%	3/24/2031	6,882	6,809
[1]	Sumisho Air Lease Corp.	5.200%	7/15/2031	5,045	5,067
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	1,755	1,568
[6]	Sumisho Air Lease Corp.	5.500%	3/24/2036	7,000	6,972
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	6,328	6,263
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	1,315	1,297
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	25,494	25,870
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,803	14,592
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	31,311	30,959
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	47,993	45,253
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	13,368	13,282
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	4,660	4,736
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	30,412	28,935
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	16,232	15,228
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	19,305	19,867
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	47,278	44,125
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	9,210	9,355
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	5,182	4,674
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	640	572
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5,717	4,994
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	915	935
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	7,527	6,589
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	25,242	24,767
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	7,921	8,092
[4]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	13,200	13,156
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	24,950	25,960
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	6,456	6,411
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	27,974	29,034
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	13,890	14,494
[4]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	5,600	5,576
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	22,241	22,804
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	40,615	39,888
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	7,452	5,119
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	17,607	17,170
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	1,284	927

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	14,452	15,334
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	14,468	14,511
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	8,350	8,241
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	13,466	13,212
	Synchrony Bank	5.625%	8/23/2027	1,285	1,299
	Synchrony Financial	3.950%	12/1/2027	13,397	13,262
	Synchrony Financial	5.150%	3/19/2029	6,533	6,534
	Synchrony Financial	4.947%	2/25/2032	4,011	3,908
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	7,857	7,786
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	36,934	37,066
	Toronto-Dominion Bank	5.156%	1/10/2028	18,566	18,758
	Toronto-Dominion Bank	4.861%	1/31/2028	7,636	7,673
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	8,885	9,055
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	12,115	12,244
	Toronto-Dominion Bank	4.361%	4/23/2029	26,125	25,981
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	1,508	1,515
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	6,010	5,316
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	9,013	7,991
	Toronto-Dominion Bank	5.298%	1/30/2032	12,654	12,928
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	54,674	50,296
	Toronto-Dominion Bank	4.456%	6/8/2032	28,207	27,723
	Toronto-Dominion Bank	4.866%	4/22/2033	60,860	60,412
	Toronto-Dominion Bank	5.146%	9/10/2034	9,325	9,355
	Toronto-Dominion Bank	4.928%	10/15/2035	7,875	7,737
	TPG Operating Group II LP	4.875%	5/15/2031	5,373	5,294
	TPG Operating Group II LP	5.875%	3/5/2034	16,026	16,246
	TPG Operating Group II LP	5.375%	1/15/2036	6,700	6,518
	Transatlantic Holdings Inc.	8.000%	11/30/2039	8,288	10,075
	Travelers Cos. Inc.	5.050%	7/24/2035	2,882	2,872
	Travelers Cos. Inc.	6.750%	6/20/2036	4,725	5,303
[1]	Travelers Cos. Inc.	6.250%	6/15/2037	14,842	16,162
	Travelers Cos. Inc.	5.350%	11/1/2040	5,807	5,789
	Travelers Cos. Inc.	4.600%	8/1/2043	9,646	8,611
	Travelers Cos. Inc.	3.750%	5/15/2046	7,125	5,541
	Travelers Cos. Inc.	4.000%	5/30/2047	6,150	4,912
	Travelers Cos. Inc.	4.100%	3/4/2049	11,415	9,165
	Travelers Cos. Inc.	2.550%	4/27/2050	13,147	7,912
	Travelers Cos. Inc.	3.050%	6/8/2051	8,062	5,275
	Travelers Cos. Inc.	5.450%	5/25/2053	5,714	5,538
	Travelers Cos. Inc.	5.700%	7/24/2055	5,070	5,099
	Travelers Property Casualty Corp.	6.375%	3/15/2033	8,794	9,638
[1]	Truist Bank	4.420%	7/24/2028	16,573	16,558
[1]	Truist Bank	4.144%	1/27/2029	17,052	16,935
[1]	Truist Bank	2.250%	3/11/2030	8,743	7,978
[1]	Truist Financial Corp.	1.125%	8/3/2027	15,381	14,861
[1]	Truist Financial Corp.	4.873%	1/26/2029	18,872	18,953
[1]	Truist Financial Corp.	3.875%	3/19/2029	21,781	21,328
[1]	Truist Financial Corp.	1.887%	6/7/2029	14,665	13,915
[1]	Truist Financial Corp.	7.161%	10/30/2029	6,960	7,332
[1]	Truist Financial Corp.	1.950%	6/5/2030	14,533	13,129
	Truist Financial Corp.	4.597%	1/27/2032	55,196	54,429
[1]	Truist Financial Corp.	4.680%	4/23/2032	15,400	15,211
[1]	Truist Financial Corp.	4.916%	7/28/2033	18,195	17,841
[1]	Truist Financial Corp.	6.123%	10/28/2033	15,745	16,611
[1]	Truist Financial Corp.	5.122%	1/26/2034	4,323	4,318
[1]	Truist Financial Corp.	5.867%	6/8/2034	10,652	11,080
[1]	Truist Financial Corp.	5.711%	1/24/2035	5,734	5,906
[1]	Truist Financial Corp.	4.964%	10/23/2036	18,445	17,934
	UBS AG	5.000%	7/9/2027	17,634	17,769
	UBS AG	7.500%	2/15/2028	36,815	38,559
	UBS AG	5.650%	9/11/2028	25,837	26,458
	UBS AG	4.302%	3/16/2029	12,094	12,047
	UBS AG	4.678%	11/29/2030	11,947	11,926
	UBS AG	4.500%	6/26/2048	10,267	8,895
	UBS Americas Inc.	7.125%	7/15/2032	19,766	21,995
[6]	UBS Group AG	4.194%	4/1/2031	3,050	2,978
	UBS Group AG	4.875%	5/15/2045	33,915	30,791
	Unum Group	4.000%	6/15/2029	4,355	4,265
	Unum Group	5.250%	12/15/2035	4,805	4,732
	Unum Group	5.750%	8/15/2042	7,058	7,009

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unum Group	4.500%	12/15/2049	7,846	6,292
	Unum Group	4.125%	6/15/2051	9,355	6,973
	Unum Group	6.000%	6/15/2054	3,652	3,579
[1]	US Bancorp	3.900%	4/26/2028	9,087	9,004
[1]	US Bancorp	4.548%	7/22/2028	36,854	36,862
	US Bancorp	4.653%	2/1/2029	32,726	32,758
	US Bancorp	5.775%	6/12/2029	20,442	20,875
[1]	US Bancorp	3.000%	7/30/2029	19,377	18,450
	US Bancorp	5.384%	1/23/2030	13,075	13,295
[1]	US Bancorp	1.375%	7/22/2030	22,440	19,739
	US Bancorp	5.100%	7/23/2030	30,438	30,803
	US Bancorp	5.046%	2/12/2031	5,745	5,797
	US Bancorp	5.083%	5/15/2031	11,949	12,080
	US Bancorp	4.481%	1/26/2032	20,123	19,823
[1]	US Bancorp	2.677%	1/27/2033	11,554	10,273
[1]	US Bancorp	4.967%	7/22/2033	20,156	19,978
	US Bancorp	5.850%	10/21/2033	12,611	13,149
	US Bancorp	4.839%	2/1/2034	38,615	38,101
	US Bancorp	5.836%	6/12/2034	55,875	58,228
	US Bancorp	5.678%	1/23/2035	33,293	34,372
	US Bancorp	5.424%	2/12/2036	10,507	10,698
	US Bancorp	2.491%	11/3/2036	19,310	16,814
	US Bancorp	5.033%	1/26/2037	14,935	14,730
	US Bancorp	5.723%	5/20/2041	13,620	13,701
	Visa Inc.	0.750%	8/15/2027	7,787	7,496
	Visa Inc.	2.750%	9/15/2027	14,588	14,335
	Visa Inc.	3.800%	2/12/2029	7,736	7,640
	Visa Inc.	2.050%	4/15/2030	20,881	19,199
	Visa Inc.	4.100%	2/12/2031	13,800	13,640
	Visa Inc.	1.100%	2/15/2031	16,128	13,952
	Visa Inc.	4.400%	2/12/2033	14,125	13,909
	Visa Inc.	4.150%	12/14/2035	27,002	25,767
	Visa Inc.	4.700%	2/12/2036	7,185	7,093
	Visa Inc.	2.700%	4/15/2040	15,417	11,687
	Visa Inc.	4.300%	12/14/2045	38,417	32,950
	Visa Inc.	3.650%	9/15/2047	9,368	7,208
	Visa Inc.	2.000%	8/15/2050	27,081	14,528
	Voya Financial Inc.	5.700%	7/15/2043	12,814	12,680
	Voya Financial Inc.	4.800%	6/15/2046	4,049	3,567
[1]	Voya Financial Inc.	4.700%	1/23/2048	4,200	4,128
	W R Berkley Corp.	4.000%	5/12/2050	7,222	5,545
	W R Berkley Corp.	3.550%	3/30/2052	9,695	6,826
	W R Berkley Corp.	3.150%	9/30/2061	11,071	6,680
	Wachovia Corp.	5.500%	8/1/2035	31,244	31,575
	Wachovia Corp.	6.550%	10/15/2035	2,875	3,107
	Webster Financial Corp.	4.100%	3/25/2029	4,040	3,946
[1]	Wells Fargo & Co.	4.300%	7/22/2027	31,589	31,576
[1]	Wells Fargo & Co.	4.808%	7/25/2028	35,295	35,395
[1]	Wells Fargo & Co.	4.150%	1/24/2029	16,664	16,513
	Wells Fargo & Co.	4.970%	4/23/2029	18,834	18,928
	Wells Fargo & Co.	4.577%	5/20/2029	30,965	30,893
[1]	Wells Fargo & Co.	5.574%	7/25/2029	52,800	53,700
	Wells Fargo & Co.	4.078%	9/15/2029	28,526	28,130
	Wells Fargo & Co.	6.303%	10/23/2029	44,118	45,631
[1]	Wells Fargo & Co.	7.950%	11/15/2029	1,216	1,331
	Wells Fargo & Co.	4.182%	1/23/2030	33,540	33,102
	Wells Fargo & Co.	5.198%	1/23/2030	12,446	12,587
[1]	Wells Fargo & Co.	2.879%	10/30/2030	53,428	50,297
	Wells Fargo & Co.	5.244%	1/24/2031	42,073	42,647
[1]	Wells Fargo & Co.	2.572%	2/11/2031	39,407	36,489
[1]	Wells Fargo & Co.	4.478%	4/4/2031	33,106	32,749
	Wells Fargo & Co.	5.150%	4/23/2031	23,890	24,135
	Wells Fargo & Co.	4.844%	5/20/2032	18,264	18,200
[1]	Wells Fargo & Co.	3.350%	3/2/2033	22,806	20,962
[1]	Wells Fargo & Co.	4.897%	7/25/2033	71,710	71,192
	Wells Fargo & Co.	5.389%	4/24/2034	73,328	74,457
[1]	Wells Fargo & Co.	5.557%	7/25/2034	57,438	58,841
	Wells Fargo & Co.	6.491%	10/23/2034	6,680	7,213
	Wells Fargo & Co.	5.499%	1/23/2035	45,877	46,780
	Wells Fargo & Co.	5.375%	2/7/2035	7,945	8,164

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.211%	12/3/2035	39,141	39,079
	Wells Fargo & Co.	5.605%	4/23/2036	42,624	43,700
	Wells Fargo & Co.	4.892%	9/15/2036	5,325	5,197
[1]	Wells Fargo & Co.	5.950%	12/15/2036	6,769	6,946
	Wells Fargo & Co.	4.960%	1/23/2037	19,047	18,592
[1]	Wells Fargo & Co.	3.068%	4/30/2041	53,838	41,138
	Wells Fargo & Co.	5.375%	11/2/2043	20,495	19,280
	Wells Fargo & Co.	5.606%	1/15/2044	24,780	23,861
[1]	Wells Fargo & Co.	4.650%	11/4/2044	34,506	29,378
	Wells Fargo & Co.	3.900%	5/1/2045	27,701	21,961
[1]	Wells Fargo & Co.	4.900%	11/17/2045	44,739	39,107
[1]	Wells Fargo & Co.	4.400%	6/14/2046	29,117	23,622
[1]	Wells Fargo & Co.	4.750%	12/7/2046	7,406	6,310
	Wells Fargo & Co.	5.433%	1/23/2047	24,961	23,980
[1]	Wells Fargo & Co.	5.013%	4/4/2051	89,170	79,938
[1]	Wells Fargo & Co.	4.611%	4/25/2053	62,943	52,885
	Wells Fargo Bank NA	5.950%	8/26/2036	14,158	14,856
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	22,035	22,870
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	16,968	18,608
	Western Union Co.	4.750%	6/15/2029	6,919	6,861
	Western Union Co.	6.200%	11/17/2036	9,334	9,638
	Western Union Co.	6.200%	6/21/2040	1,618	1,617
	Westpac Banking Corp.	4.043%	8/26/2027	1,825	1,820
	Westpac Banking Corp.	3.400%	1/25/2028	10,536	10,394
[1]	Westpac Banking Corp.	4.150%	5/11/2028	12,370	12,325
	Westpac Banking Corp.	5.535%	11/17/2028	12,642	12,970
	Westpac Banking Corp.	1.953%	11/20/2028	10,819	10,225
	Westpac Banking Corp.	5.050%	4/16/2029	10,580	10,759
	Westpac Banking Corp.	2.650%	1/16/2030	7,631	7,181
	Westpac Banking Corp.	2.150%	6/3/2031	22,011	19,675
[1]	Westpac Banking Corp.	4.450%	6/12/2031	10,258	10,179
	Westpac Banking Corp.	5.405%	8/10/2033	13,360	13,513
	Westpac Banking Corp.	6.820%	11/17/2033	11,345	12,357
	Westpac Banking Corp.	4.110%	7/24/2034	13,022	12,688
	Westpac Banking Corp.	2.668%	11/15/2035	23,466	21,150
[1]	Westpac Banking Corp.	5.618%	11/20/2035	26,684	26,899
	Westpac Banking Corp.	3.020%	11/18/2036	20,579	18,387
	Westpac Banking Corp.	4.421%	7/24/2039	10,444	9,371
	Westpac Banking Corp.	2.963%	11/16/2040	13,830	10,228
	Westpac Banking Corp.	3.133%	11/18/2041	11,025	8,162
	Willis North America Inc.	4.500%	9/15/2028	4,315	4,299
	Willis North America Inc.	2.950%	9/15/2029	9,298	8,799
	Willis North America Inc.	4.550%	3/15/2031	19,802	19,451
	Willis North America Inc.	5.350%	5/15/2033	7,360	7,456
	Willis North America Inc.	5.150%	3/15/2036	3,650	3,578
	Willis North America Inc.	5.050%	9/15/2048	9,801	8,722
	Willis North America Inc.	3.875%	9/15/2049	15,428	11,538
	Willis North America Inc.	5.900%	3/5/2054	2,545	2,513
	Wintrust Financial Corp.	4.850%	6/6/2029	3,927	3,912
	XL Group Ltd.	5.250%	12/15/2043	6,865	6,447
	Zions Bancorp NA	4.704%	8/18/2028	13,420	13,396
	Zions Bancorp NA	3.250%	10/29/2029	15,185	14,318
	Zions Bancorp NA	6.816%	11/19/2035	8,051	8,463
					28,419,930
Health Care (2.9%)
	Abbott Laboratories	1.150%	1/30/2028	11,810	11,256
	Abbott Laboratories	3.700%	3/9/2029	29,507	28,956
	Abbott Laboratories	1.400%	6/30/2030	6,628	5,890
	Abbott Laboratories	4.000%	3/15/2031	33,700	32,845
	Abbott Laboratories	4.300%	3/15/2033	37,530	36,405
	Abbott Laboratories	4.650%	3/15/2036	53,831	52,268
	Abbott Laboratories	4.750%	11/30/2036	18,212	17,776
	Abbott Laboratories	6.150%	11/30/2037	5,840	6,356
	Abbott Laboratories	4.750%	3/15/2038	33,535	32,331
	Abbott Laboratories	6.000%	4/1/2039	4,154	4,448
	Abbott Laboratories	5.300%	5/27/2040	6,695	6,731
	Abbott Laboratories	4.750%	4/15/2043	5,029	4,611
	Abbott Laboratories	4.900%	11/30/2046	40,356	37,106
	Abbott Laboratories	5.500%	3/15/2056	43,620	42,769

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	5.600%	3/15/2066	27,575	27,021
	AbbVie Inc.	3.775%	3/3/2028	7,357	7,285
	AbbVie Inc.	4.650%	3/15/2028	20,331	20,416
	AbbVie Inc.	4.250%	11/14/2028	23,767	23,681
	AbbVie Inc.	4.800%	3/15/2029	41,910	42,245
	AbbVie Inc.	3.200%	11/21/2029	94,508	90,496
	AbbVie Inc.	4.875%	3/15/2030	15,235	15,404
	AbbVie Inc.	4.125%	3/15/2031	7,401	7,240
	AbbVie Inc.	4.950%	3/15/2031	31,202	31,648
	AbbVie Inc.	4.400%	3/15/2033	9,265	9,068
	AbbVie Inc.	5.050%	3/15/2034	44,493	44,971
	AbbVie Inc.	4.550%	3/15/2035	32,452	31,465
	AbbVie Inc.	5.200%	3/15/2035	17,385	17,666
	AbbVie Inc.	4.500%	5/14/2035	47,776	46,023
	AbbVie Inc.	4.750%	3/15/2036	6,558	6,416
	AbbVie Inc.	4.300%	5/14/2036	13,748	12,977
	AbbVie Inc.	4.050%	11/21/2039	61,228	53,930
	AbbVie Inc.	4.625%	10/1/2042	12,965	11,737
	AbbVie Inc.	4.400%	11/6/2042	31,980	28,137
	AbbVie Inc.	4.850%	6/15/2044	26,308	24,107
	AbbVie Inc.	4.750%	3/15/2045	9,017	8,111
	AbbVie Inc.	4.700%	5/14/2045	31,477	28,211
	AbbVie Inc.	4.450%	5/14/2046	27,378	23,533
	AbbVie Inc.	4.875%	11/14/2048	25,249	22,704
	AbbVie Inc.	4.250%	11/21/2049	80,841	66,035
	AbbVie Inc.	5.400%	3/15/2054	47,864	46,013
	AbbVie Inc.	5.550%	3/15/2056	7,715	7,586
	AbbVie Inc.	5.500%	3/15/2064	25,707	24,731
	AbbVie Inc.	5.650%	3/15/2066	6,270	6,172
[1]	Adventist Health System	4.742%	12/1/2030	9,950	9,854
	Adventist Health System	5.430%	3/1/2032	14,043	14,253
	Adventist Health System	5.757%	12/1/2034	5,835	5,987
	Adventist Health System	3.630%	3/1/2049	5,360	3,715
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,853	5,778
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,903	4,488
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	14,140	11,781
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	13,206	9,430
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	5,125	3,388
	Aetna Inc.	6.625%	6/15/2036	15,052	16,394
	Aetna Inc.	6.750%	12/15/2037	7,337	7,982
	Aetna Inc.	4.500%	5/15/2042	7,424	6,394
	Aetna Inc.	4.750%	3/15/2044	5,379	4,623
	Agilent Technologies Inc.	2.750%	9/15/2029	9,341	8,824
	Agilent Technologies Inc.	2.100%	6/4/2030	9,040	8,185
	Agilent Technologies Inc.	2.300%	3/12/2031	11,932	10,717
	Agilent Technologies Inc.	4.750%	9/9/2034	8,271	8,139
	AHS Hospital Corp.	5.024%	7/1/2045	6,024	5,625
[1]	AHS Hospital Corp.	2.780%	7/1/2051	8,799	5,501
[1]	Allina Health System	3.887%	4/15/2049	5,107	3,935
	Amgen Inc.	3.200%	11/2/2027	16,912	16,657
	Amgen Inc.	5.150%	3/2/2028	33,136	33,454
	Amgen Inc.	1.650%	8/15/2028	21,131	19,920
	Amgen Inc.	3.000%	2/22/2029	10,496	10,109
	Amgen Inc.	4.050%	8/18/2029	26,414	26,015
	Amgen Inc.	2.450%	2/21/2030	24,232	22,468
	Amgen Inc.	5.250%	3/2/2030	35,459	36,128
	Amgen Inc.	4.200%	2/19/2031	3,938	3,861
	Amgen Inc.	2.300%	2/25/2031	31,740	28,602
	Amgen Inc.	2.000%	1/15/2032	14,710	12,706
	Amgen Inc.	3.350%	2/22/2032	14,187	13,165
	Amgen Inc.	4.200%	3/1/2033	9,275	8,909
	Amgen Inc.	5.250%	3/2/2033	73,845	75,152
	Amgen Inc.	4.850%	2/19/2036	5,812	5,692
	Amgen Inc.	3.150%	2/21/2040	32,488	25,329
	Amgen Inc.	2.800%	8/15/2041	7,256	5,261
	Amgen Inc.	4.950%	10/1/2041	18,351	17,082
	Amgen Inc.	5.150%	11/15/2041	13,072	12,428
	Amgen Inc.	5.600%	3/2/2043	48,141	47,851
	Amgen Inc.	4.400%	5/1/2045	29,801	25,322
	Amgen Inc.	5.500%	2/19/2046	13,075	12,675

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.563%	6/15/2048	7,553	6,384
	Amgen Inc.	4.663%	6/15/2051	44,210	37,521
	Amgen Inc.	4.200%	2/22/2052	16,736	13,128
	Amgen Inc.	4.875%	3/1/2053	10,045	8,743
	Amgen Inc.	5.650%	3/2/2053	69,250	67,396
	Amgen Inc.	2.770%	9/1/2053	11,011	6,504
	Amgen Inc.	5.650%	2/19/2056	6,380	6,224
	Amgen Inc.	4.400%	2/22/2062	9,690	7,583
	Amgen Inc.	5.750%	3/2/2063	41,337	40,086
[1]	Ascension Health	4.078%	11/15/2028	5,200	5,156
[1]	Ascension Health	2.532%	11/15/2029	19,669	18,441
[1]	Ascension Health	4.294%	11/15/2030	15,886	15,659
[1]	Ascension Health	4.923%	11/15/2035	11,800	11,658
[1]	Ascension Health	3.106%	11/15/2039	25,018	19,778
	Ascension Health	3.945%	11/15/2046	20,508	16,426
[1]	Ascension Health	4.847%	11/15/2053	10,810	9,719
	AstraZeneca Finance LLC	4.875%	3/3/2028	17,091	17,239
	AstraZeneca Finance LLC	1.750%	5/28/2028	16,540	15,767
	AstraZeneca Finance LLC	4.850%	2/26/2029	10,284	10,388
	AstraZeneca Finance LLC	4.900%	3/3/2030	10,405	10,541
	AstraZeneca Finance LLC	4.900%	2/26/2031	17,801	18,035
	AstraZeneca Finance LLC	4.000%	3/2/2031	9,751	9,511
	AstraZeneca Finance LLC	2.250%	5/28/2031	14,549	13,063
	AstraZeneca Finance LLC	4.300%	3/2/2033	10,434	10,149
	AstraZeneca Finance LLC	4.875%	3/3/2033	19,600	19,742
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,182	11,290
	AstraZeneca Finance LLC	4.600%	3/2/2036	9,785	9,484
	AstraZeneca plc	4.000%	1/17/2029	12,311	12,195
	AstraZeneca plc	1.375%	8/6/2030	20,021	17,677
	AstraZeneca plc	6.450%	9/15/2037	38,949	43,242
	AstraZeneca plc	4.000%	9/18/2042	17,608	14,935
	AstraZeneca plc	4.375%	11/16/2045	14,641	12,778
	AstraZeneca plc	4.375%	8/17/2048	4,500	3,878
	AstraZeneca plc	2.125%	8/6/2050	11,643	6,508
	AstraZeneca plc	3.000%	5/28/2051	8,841	5,916
	Augusta SpinCo Corp.	4.321%	9/23/2027	7,115	7,097
	Augusta SpinCo Corp.	4.398%	3/23/2029	6,100	6,057
	Augusta SpinCo Corp.	4.656%	3/23/2031	10,000	9,917
	Augusta SpinCo Corp.	5.245%	3/23/2036	9,975	9,975
	Banner Health	2.338%	1/1/2030	7,751	7,184
	Banner Health	1.897%	1/1/2031	4,348	3,862
	Banner Health	2.907%	1/1/2042	4,414	3,232
[1]	Banner Health	3.181%	1/1/2050	5,215	3,532
	Banner Health	2.913%	1/1/2051	6,780	4,312
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,890	2,167
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,015	5,016
	Baxalta Inc.	5.250%	6/23/2045	6,654	6,231
	Baxter International Inc.	2.272%	12/1/2028	20,449	19,259
	Baxter International Inc.	4.450%	2/15/2029	2,511	2,480
	Baxter International Inc.	3.950%	4/1/2030	15,115	14,598
	Baxter International Inc.	4.900%	12/15/2030	2,043	2,026
	Baxter International Inc.	1.730%	4/1/2031	22,919	19,511
	Baxter International Inc.	2.539%	2/1/2032	13,631	11,721
	Baxter International Inc.	5.650%	12/15/2035	6,793	6,734
	Baxter International Inc.	3.500%	8/15/2046	10,436	7,107
	Baxter International Inc.	3.132%	12/1/2051	11,344	6,771
[1]	BayCare Health System Inc.	3.831%	11/15/2050	13,345	10,191
[1]	Baylor Scott & White Holdings	1.777%	11/15/2030	5,615	4,986
	Baylor Scott & White Holdings	4.185%	11/15/2045	6,639	5,602
	Baylor Scott & White Holdings	3.967%	11/15/2046	4,124	3,315
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	13,569	8,623
	Becton Dickinson & Co.	4.693%	2/13/2028	8,958	8,972
	Becton Dickinson & Co.	2.823%	5/20/2030	10,637	9,930
	Becton Dickinson & Co.	1.957%	2/11/2031	9,997	8,835
	Becton Dickinson & Co.	4.298%	8/22/2032	13,600	13,180
	Becton Dickinson & Co.	5.110%	2/8/2034	4,516	4,528
	Becton Dickinson & Co.	3.794%	5/20/2050	2,130	1,535
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,985	5,199
	Biogen Inc.	2.250%	5/1/2030	27,207	24,831
	Biogen Inc.	5.750%	5/15/2035	3,023	3,148

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Biogen Inc.	3.150%	5/1/2050	35,687	23,242
	Biogen Inc.	3.250%	2/15/2051	6,290	4,133
	Biogen Inc.	6.450%	5/15/2055	5,040	5,384
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	11,320	10,526
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	3,756	3,726
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	13,485	12,980
	Boston Scientific Corp.	4.000%	3/1/2029	1,000	987
	Boston Scientific Corp.	2.650%	6/1/2030	19,995	18,570
	Boston Scientific Corp.	4.550%	3/1/2039	12,671	11,860
	Boston Scientific Corp.	7.375%	1/15/2040	3,075	3,649
	Boston Scientific Corp.	4.700%	3/1/2049	12,203	10,866
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	7,260	6,969
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	21,697	21,472
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	12,882	11,332
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	18,625	18,981
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	24,225	22,134
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	37,633	38,387
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	37,613	33,547
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	8,031	6,092
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	12,660	11,263
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	23,339	19,448
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	10,282	8,792
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	53,179	43,200
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	23,546	13,883
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	50,602	37,099
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	37,431	36,546
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	17,746	12,717
	Cardinal Health Inc.	5.000%	11/15/2029	9,515	9,604
	Cardinal Health Inc.	4.500%	9/15/2030	5,300	5,252
	Cardinal Health Inc.	5.450%	2/15/2034	6,820	6,962
	Cardinal Health Inc.	5.350%	11/15/2034	15,048	15,231
	Cardinal Health Inc.	5.150%	9/15/2035	5,775	5,765
	Cardinal Health Inc.	4.600%	3/15/2043	5,401	4,717
	Cardinal Health Inc.	4.500%	11/15/2044	7,487	6,350
	Cardinal Health Inc.	4.900%	9/15/2045	6,785	6,063
	Cardinal Health Inc.	4.368%	6/15/2047	4,770	3,939
	Cardinal Health Inc.	5.750%	11/15/2054	10,425	10,366
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	8,366	5,669
	Cencora Inc.	3.450%	12/15/2027	10,162	10,009
	Cencora Inc.	4.625%	12/15/2027	5,955	5,963
	Cencora Inc.	3.950%	2/13/2029	7,976	7,839
	Cencora Inc.	4.850%	12/15/2029	3,964	3,989
	Cencora Inc.	2.800%	5/15/2030	8,467	7,891
	Cencora Inc.	4.250%	11/15/2030	6,750	6,607
	Cencora Inc.	2.700%	3/15/2031	21,802	19,876
	Cencora Inc.	4.600%	2/13/2033	1,529	1,495
	Cencora Inc.	5.125%	2/15/2034	4,437	4,448
	Cencora Inc.	5.150%	2/15/2035	10,110	10,095
	Cencora Inc.	4.900%	2/13/2036	5,799	5,653
	Cencora Inc.	4.250%	3/1/2045	6,909	5,728
	Cencora Inc.	4.300%	12/15/2047	11,414	9,441
	Cencora Inc.	5.650%	2/13/2056	4,487	4,406
	Children's Health System of Texas	2.511%	8/15/2050	9,742	5,675
[1]	Children's Hospital	2.928%	7/15/2050	5,250	3,373
[1]	Children's Hospital Corp.	4.115%	1/1/2047	7,031	5,840
[1]	Children's Hospital Corp.	2.585%	2/1/2050	3,950	2,415
	Children's Hospital Medical Center	4.268%	5/15/2044	4,050	3,507
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	9,965	6,206
[1]	CHRISTUS Health	4.341%	7/1/2028	6,925	6,885
[1]	Cigna Group	3.050%	10/15/2027	10,758	10,573
	Cigna Group	4.375%	10/15/2028	40,372	40,200
	Cigna Group	5.000%	5/15/2029	13,650	13,817
	Cigna Group	2.400%	3/15/2030	21,100	19,490
	Cigna Group	4.500%	9/15/2030	13,573	13,494
	Cigna Group	2.375%	3/15/2031	24,644	22,188
	Cigna Group	4.875%	9/15/2032	19,846	19,806
	Cigna Group	5.400%	3/15/2033	13,340	13,664
	Cigna Group	5.250%	2/15/2034	31,607	31,958
	Cigna Group	5.250%	1/15/2036	22,004	22,052
	Cigna Group	4.800%	8/15/2038	30,586	28,972

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	3.200%	3/15/2040	13,977	10,886
[1]	Cigna Group	6.125%	11/15/2041	6,741	7,048
[1]	Cigna Group	4.800%	7/15/2046	21,878	19,254
[1]	Cigna Group	3.875%	10/15/2047	8,077	6,186
	Cigna Group	4.900%	12/15/2048	22,024	19,367
	Cigna Group	3.400%	3/15/2050	27,352	18,965
	Cigna Group	3.400%	3/15/2051	17,609	12,127
	Cigna Group	5.600%	2/15/2054	18,358	17,714
	Cigna Group	6.000%	1/15/2056	6,868	6,995
[1]	City of Hope	5.623%	11/15/2043	2,980	2,909
[1]	City of Hope	4.378%	8/15/2048	9,600	7,850
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,905	4,135
	CommonSpirit Health	6.073%	11/1/2027	7,095	7,220
	CommonSpirit Health	3.347%	10/1/2029	17,307	16,541
	CommonSpirit Health	4.352%	9/1/2030	8,102	7,928
	CommonSpirit Health	2.782%	10/1/2030	9,846	9,070
	CommonSpirit Health	5.205%	12/1/2031	20,690	20,940
	CommonSpirit Health	5.318%	12/1/2034	13,620	13,646
	CommonSpirit Health	4.825%	9/1/2035	4,667	4,539
[1]	CommonSpirit Health	4.975%	9/1/2035	8,125	7,883
[1]	CommonSpirit Health	4.350%	11/1/2042	12,995	11,238
	CommonSpirit Health	5.580%	9/1/2045	5,158	5,008
	CommonSpirit Health	3.817%	10/1/2049	9,480	7,078
	CommonSpirit Health	4.187%	10/1/2049	7,152	5,571
	CommonSpirit Health	3.910%	10/1/2050	10,599	7,878
	CommonSpirit Health	5.548%	12/1/2054	8,519	8,083
	CommonSpirit Health	5.662%	9/1/2055	4,083	3,937
[1]	Community Health Network Inc.	3.099%	5/1/2050	6,565	4,190
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	7,554	5,420
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	11,527	8,038
	CVS Health Corp.	1.300%	8/21/2027	22,494	21,704
	CVS Health Corp.	4.300%	3/25/2028	54,165	53,886
	CVS Health Corp.	5.000%	1/30/2029	32,779	33,081
	CVS Health Corp.	5.400%	6/1/2029	6,345	6,485
	CVS Health Corp.	3.250%	8/15/2029	48,632	46,568
	CVS Health Corp.	5.125%	2/21/2030	20,373	20,601
	CVS Health Corp.	3.750%	4/1/2030	29,353	28,384
	CVS Health Corp.	1.750%	8/21/2030	20,267	17,972
	CVS Health Corp.	5.250%	1/30/2031	4,761	4,839
	CVS Health Corp.	1.875%	2/28/2031	23,832	20,910
	CVS Health Corp.	5.550%	6/1/2031	12,273	12,638
	CVS Health Corp.	2.125%	9/15/2031	34,890	30,511
	CVS Health Corp.	5.000%	9/15/2032	5,555	5,565
	CVS Health Corp.	5.250%	2/21/2033	23,866	24,251
	CVS Health Corp.	5.300%	6/1/2033	19,885	20,159
	CVS Health Corp.	5.700%	6/1/2034	6,177	6,376
	CVS Health Corp.	4.875%	7/20/2035	12,492	12,104
	CVS Health Corp.	5.450%	9/15/2035	13,161	13,332
	CVS Health Corp.	4.780%	3/25/2038	74,093	69,458
	CVS Health Corp.	6.125%	9/15/2039	10,195	10,602
	CVS Health Corp.	4.125%	4/1/2040	11,935	10,154
	CVS Health Corp.	2.700%	8/21/2040	425	301
	CVS Health Corp.	5.300%	12/5/2043	13,419	12,529
	CVS Health Corp.	5.125%	7/20/2045	47,347	42,867
	CVS Health Corp.	5.050%	3/25/2048	94,069	83,079
	CVS Health Corp.	5.625%	2/21/2053	18,184	17,165
	CVS Health Corp.	5.875%	6/1/2053	19,957	19,496
	CVS Health Corp.	6.050%	6/1/2054	9,081	9,076
	CVS Health Corp.	6.200%	9/15/2055	22,805	23,350
	CVS Health Corp.	6.000%	6/1/2063	11,696	11,413
	CVS Health Corp.	6.250%	9/15/2065	8,678	8,751
	Danaher Corp.	4.375%	9/15/2045	6,094	5,230
	Danaher Corp.	2.600%	10/1/2050	8,739	5,278
	Danaher Corp.	2.800%	12/10/2051	17,032	10,616
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	6,120	4,807
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	12,542	11,589
	DH Europe Finance II Sarl	2.600%	11/15/2029	13,930	13,060
	DH Europe Finance II Sarl	3.250%	11/15/2039	12,254	9,838
	DH Europe Finance II Sarl	3.400%	11/15/2049	12,042	8,527
	Dignity Health	4.500%	11/1/2042	7,005	6,076

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dignity Health	5.267%	11/1/2064	4,571	4,115
[1]	Duke University Health System Inc.	3.920%	6/1/2047	7,957	6,324
	Edwards Lifesciences Corp.	4.300%	6/15/2028	8,864	8,818
	Elevance Health Inc.	3.650%	12/1/2027	24,309	24,031
	Elevance Health Inc.	4.101%	3/1/2028	23,042	22,879
	Elevance Health Inc.	4.000%	9/15/2028	14,557	14,382
	Elevance Health Inc.	5.150%	6/15/2029	8,781	8,905
	Elevance Health Inc.	2.875%	9/15/2029	8,010	7,579
	Elevance Health Inc.	4.750%	2/15/2030	5,135	5,151
	Elevance Health Inc.	2.250%	5/15/2030	30,581	27,966
	Elevance Health Inc.	2.550%	3/15/2031	18,948	17,183
	Elevance Health Inc.	4.950%	11/1/2031	14,404	14,451
	Elevance Health Inc.	4.100%	5/15/2032	3,662	3,510
	Elevance Health Inc.	4.600%	9/15/2032	13,175	12,915
	Elevance Health Inc.	5.500%	10/15/2032	8,760	8,996
	Elevance Health Inc.	4.750%	2/15/2033	12,378	12,201
	Elevance Health Inc.	5.375%	6/15/2034	21,998	22,339
	Elevance Health Inc.	5.950%	12/15/2034	3,655	3,846
	Elevance Health Inc.	5.200%	2/15/2035	23,970	24,018
	Elevance Health Inc.	5.000%	1/15/2036	15,554	15,257
	Elevance Health Inc.	5.850%	1/15/2036	6,317	6,577
	Elevance Health Inc.	6.375%	6/15/2037	6,855	7,382
	Elevance Health Inc.	4.625%	5/15/2042	10,390	9,228
	Elevance Health Inc.	4.650%	1/15/2043	16,200	14,351
	Elevance Health Inc.	5.100%	1/15/2044	11,600	10,716
	Elevance Health Inc.	4.650%	8/15/2044	13,641	11,846
	Elevance Health Inc.	4.375%	12/1/2047	24,041	19,730
	Elevance Health Inc.	4.550%	3/1/2048	9,988	8,402
	Elevance Health Inc.	3.700%	9/15/2049	12,700	9,213
	Elevance Health Inc.	3.125%	5/15/2050	15,535	10,124
	Elevance Health Inc.	3.600%	3/15/2051	12,208	8,648
	Elevance Health Inc.	4.550%	5/15/2052	4,170	3,436
	Elevance Health Inc.	6.100%	10/15/2052	7,180	7,341
	Elevance Health Inc.	5.125%	2/15/2053	9,660	8,646
	Elevance Health Inc.	5.650%	6/15/2054	4,392	4,224
	Elevance Health Inc.	4.850%	8/15/2054	4,325	3,615
	Elevance Health Inc.	5.700%	2/15/2055	29,215	28,367
	Elevance Health Inc.	5.700%	9/15/2055	3,771	3,666
	Elevance Health Inc.	5.850%	11/1/2064	11,025	10,828
	Eli Lilly & Co.	4.150%	8/14/2027	8,499	8,494
	Eli Lilly & Co.	4.550%	2/12/2028	15,133	15,199
	Eli Lilly & Co.	4.000%	10/15/2028	8,545	8,488
	Eli Lilly & Co.	4.500%	2/9/2029	10,296	10,348
	Eli Lilly & Co.	3.375%	3/15/2029	8,762	8,547
	Eli Lilly & Co.	4.150%	5/20/2029	5,820	5,791
	Eli Lilly & Co.	4.200%	8/14/2029	15,774	15,691
	Eli Lilly & Co.	4.750%	2/12/2030	22,220	22,458
	Eli Lilly & Co.	4.250%	3/15/2031	12,809	12,687
	Eli Lilly & Co.	4.375%	5/20/2031	19,573	19,417
	Eli Lilly & Co.	4.900%	2/12/2032	17,265	17,502
	Eli Lilly & Co.	4.550%	10/15/2032	13,654	13,578
	Eli Lilly & Co.	4.700%	2/27/2033	22,285	22,356
	Eli Lilly & Co.	4.650%	5/20/2033	16,765	16,671
	Eli Lilly & Co.	4.700%	2/9/2034	20,616	20,479
	Eli Lilly & Co.	4.600%	8/14/2034	16,424	16,197
	Eli Lilly & Co.	4.900%	10/15/2035	11,317	11,295
	Eli Lilly & Co.	4.850%	5/20/2036	20,000	19,812
	Eli Lilly & Co.	3.950%	5/15/2047	4,574	3,691
	Eli Lilly & Co.	3.950%	3/15/2049	4,182	3,332
	Eli Lilly & Co.	2.250%	5/15/2050	22,151	12,641
	Eli Lilly & Co.	4.875%	2/27/2053	16,856	15,251
	Eli Lilly & Co.	5.000%	2/9/2054	34,553	31,887
	Eli Lilly & Co.	5.050%	8/14/2054	16,876	15,657
	Eli Lilly & Co.	5.500%	2/12/2055	15,773	15,666
	Eli Lilly & Co.	5.550%	10/15/2055	1,024	1,024
	Eli Lilly & Co.	5.600%	5/20/2056	30,484	30,621
	Eli Lilly & Co.	4.150%	3/15/2059	6,992	5,515
	Eli Lilly & Co.	2.500%	9/15/2060	10,552	5,723
	Eli Lilly & Co.	4.950%	2/27/2063	17,031	15,190
	Eli Lilly & Co.	5.100%	2/9/2064	32,753	29,924

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.200%	8/14/2064	10,220	9,480
	Eli Lilly & Co.	5.650%	10/15/2065	7,738	7,738
	Eli Lilly & Co.	5.700%	5/20/2066	13,900	13,974
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	5,717	4,344
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	36,202	36,740
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	3,423	3,394
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,745	10,798
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	17,753	18,398
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	8,690	8,699
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	23,055	24,250
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	12,125	12,327
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	9,822	9,581
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	17,204	18,332
	Gilead Sciences Inc.	1.200%	10/1/2027	7,792	7,503
	Gilead Sciences Inc.	4.250%	5/20/2028	7,071	7,051
	Gilead Sciences Inc.	4.400%	5/20/2029	6,450	6,435
	Gilead Sciences Inc.	4.800%	11/15/2029	7,959	8,033
	Gilead Sciences Inc.	4.600%	5/20/2031	5,773	5,753
	Gilead Sciences Inc.	5.250%	10/15/2033	13,867	14,258
	Gilead Sciences Inc.	4.900%	5/20/2034	6,500	6,485
	Gilead Sciences Inc.	5.100%	6/15/2035	18,792	18,945
	Gilead Sciences Inc.	4.600%	9/1/2035	12,199	11,860
	Gilead Sciences Inc.	4.000%	9/1/2036	15,559	14,252
	Gilead Sciences Inc.	2.600%	10/1/2040	16,368	11,878
	Gilead Sciences Inc.	5.650%	12/1/2041	14,805	15,087
	Gilead Sciences Inc.	4.800%	4/1/2044	25,921	23,617
	Gilead Sciences Inc.	4.500%	2/1/2045	28,267	24,623
	Gilead Sciences Inc.	4.750%	3/1/2046	24,880	22,290
	Gilead Sciences Inc.	4.150%	3/1/2047	25,427	20,820
	Gilead Sciences Inc.	2.800%	10/1/2050	15,225	9,604
	Gilead Sciences Inc.	5.550%	10/15/2053	15,383	15,186
	Gilead Sciences Inc.	5.500%	11/15/2054	8,429	8,231
	Gilead Sciences Inc.	5.600%	11/15/2064	10,478	10,306
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	32,357	32,125
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	7,256	7,264
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6,711	6,905
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,900	14,765
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	36,219	39,887
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	6,200	5,364
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	16,857	16,416
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	9,088	6,432
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	6,525	5,333
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	10,837	6,858
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	3,946	3,273
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	1,471	1,045
	HCA Inc.	5.000%	3/1/2028	9,565	9,619
	HCA Inc.	5.200%	6/1/2028	14,696	14,843
	HCA Inc.	5.625%	9/1/2028	23,636	24,003
	HCA Inc.	5.875%	2/1/2029	6,738	6,889
	HCA Inc.	3.375%	3/15/2029	5,305	5,125
	HCA Inc.	4.125%	6/15/2029	31,940	31,459
	HCA Inc.	5.250%	3/1/2030	10,145	10,283
	HCA Inc.	3.500%	9/1/2030	44,820	42,486
	HCA Inc.	4.300%	11/15/2030	6,701	6,556
	HCA Inc.	5.450%	4/1/2031	20,010	20,442
	HCA Inc.	4.700%	5/15/2031	12,285	12,168
	HCA Inc.	2.375%	7/15/2031	11,479	10,187
	HCA Inc.	5.500%	3/1/2032	10,271	10,491
	HCA Inc.	3.625%	3/15/2032	26,161	24,352
	HCA Inc.	4.600%	11/15/2032	7,458	7,263
	HCA Inc.	5.500%	6/1/2033	17,100	17,463
	HCA Inc.	5.600%	4/1/2034	23,850	24,341
	HCA Inc.	5.450%	9/15/2034	18,943	19,139
	HCA Inc.	5.750%	3/1/2035	21,488	22,147
	HCA Inc.	4.900%	11/15/2035	13,784	13,339
	HCA Inc.	5.300%	5/15/2036	19,400	19,267
	HCA Inc.	5.125%	6/15/2039	15,443	14,705
	HCA Inc.	4.375%	3/15/2042	10,918	9,243
	HCA Inc.	5.500%	6/15/2047	27,792	25,895
	HCA Inc.	5.250%	6/15/2049	25,153	22,606

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	3.500%	7/15/2051	8,780	5,935
	HCA Inc.	4.625%	3/15/2052	27,132	22,074
	HCA Inc.	5.900%	6/1/2053	16,324	15,896
	HCA Inc.	6.000%	4/1/2054	33,177	32,772
	HCA Inc.	5.950%	9/15/2054	6,955	6,815
	HCA Inc.	6.200%	3/1/2055	23,450	23,839
	HCA Inc.	5.700%	11/15/2055	11,429	10,904
	HCA Inc.	6.100%	4/1/2064	7,949	7,881
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	7,785	5,919
	Humana Inc.	5.750%	3/1/2028	9,203	9,360
	Humana Inc.	5.750%	12/1/2028	9,846	10,058
	Humana Inc.	3.700%	3/23/2029	997	971
	Humana Inc.	3.125%	8/15/2029	9,515	9,090
	Humana Inc.	4.875%	4/1/2030	9,809	9,791
	Humana Inc.	5.375%	4/15/2031	19,333	19,598
	Humana Inc.	2.150%	2/3/2032	14,667	12,746
	Humana Inc.	5.875%	3/1/2033	13,645	14,066
	Humana Inc.	5.950%	3/15/2034	15,029	15,557
	Humana Inc.	5.550%	5/1/2035	10,812	10,819
	Humana Inc.	4.625%	12/1/2042	12,247	10,400
	Humana Inc.	4.950%	10/1/2044	7,696	6,705
	Humana Inc.	4.800%	3/15/2047	3,518	2,931
	Humana Inc.	3.950%	8/15/2049	5,804	4,204
	Humana Inc.	5.500%	3/15/2053	11,170	10,124
	Humana Inc.	5.750%	4/15/2054	14,563	13,658
	Humana Inc.	6.000%	5/1/2055	6,668	6,465
	Illumina Inc.	5.750%	12/13/2027	8,171	8,297
	Illumina Inc.	4.750%	12/12/2030	5,950	5,911
	Illumina Inc.	2.550%	3/23/2031	7,756	6,994
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	6,990	5,554
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	4,000	2,520
	Inova Health System Foundation	4.068%	5/15/2052	6,248	4,970
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	8,620	6,439
[1]	Iowa Health System	3.665%	2/15/2050	8,485	6,370
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	11,284	8,974
	Johnson & Johnson	0.950%	9/1/2027	11,829	11,419
	Johnson & Johnson	2.900%	1/15/2028	51,167	50,266
	Johnson & Johnson	4.800%	6/1/2029	5,394	5,488
	Johnson & Johnson	6.950%	9/1/2029	2,280	2,460
	Johnson & Johnson	4.700%	3/1/2030	20,260	20,512
	Johnson & Johnson	1.300%	9/1/2030	24,177	21,423
	Johnson & Johnson	4.900%	6/1/2031	11,643	11,903
	Johnson & Johnson	4.850%	3/1/2032	16,502	16,857
	Johnson & Johnson	4.950%	5/15/2033	3,305	3,403
	Johnson & Johnson	4.375%	12/5/2033	12,454	12,353
	Johnson & Johnson	4.950%	6/1/2034	2,941	3,020
	Johnson & Johnson	5.000%	3/1/2035	28,463	29,170
	Johnson & Johnson	3.550%	3/1/2036	16,953	15,385
	Johnson & Johnson	3.625%	3/3/2037	16,640	14,892
	Johnson & Johnson	5.950%	8/15/2037	9,140	10,020
	Johnson & Johnson	3.400%	1/15/2038	13,132	11,371
	Johnson & Johnson	2.100%	9/1/2040	34,442	24,120
	Johnson & Johnson	4.500%	9/1/2040	9,081	8,570
	Johnson & Johnson	4.850%	5/15/2041	1,826	1,776
	Johnson & Johnson	4.500%	12/5/2043	16,549	15,319
	Johnson & Johnson	3.700%	3/1/2046	28,646	22,879
	Johnson & Johnson	3.750%	3/3/2047	13,785	10,954
	Johnson & Johnson	3.500%	1/15/2048	11,362	8,593
	Johnson & Johnson	2.250%	9/1/2050	4,784	2,773
	Johnson & Johnson	5.250%	6/1/2054	3,633	3,624
	Johnson & Johnson	2.450%	9/1/2060	8,540	4,635
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	36,241	26,709
	Kaiser Foundation Hospitals	4.875%	4/1/2042	10,099	9,532
	Kaiser Foundation Hospitals	4.150%	5/1/2047	9,541	7,817
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	27,565	19,078
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	18,189	11,755
	Koninklijke Philips NV	6.875%	3/11/2038	4,560	5,079
	Koninklijke Philips NV	5.000%	3/15/2042	11,159	10,190
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5,745	5,688
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	10,515	9,941

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	4,930	4,863
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,786	5,252
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	7,630	7,505
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,386	10,107
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	10,980	9,793
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	5,056	3,862
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	11,905	8,146
[1]	Mass General Brigham Inc.	4.117%	7/1/2055	2,920	2,311
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	13,685	8,881
[1]	Mayo Clinic	3.774%	11/15/2043	6,741	5,582
[1]	Mayo Clinic	4.000%	11/15/2047	3,675	2,920
[1]	Mayo Clinic	4.128%	11/15/2052	7,620	6,100
[1]	Mayo Clinic	3.196%	11/15/2061	15,814	9,815
	McKesson Corp.	3.950%	2/16/2028	4,293	4,261
	McKesson Corp.	4.250%	9/15/2029	6,029	5,967
	McKesson Corp.	4.650%	5/30/2030	14,100	14,102
	McKesson Corp.	4.950%	5/30/2032	13,525	13,639
	McKesson Corp.	5.100%	7/15/2033	7,510	7,601
	McKesson Corp.	5.250%	5/30/2035	9,572	9,727
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	5,555	4,607
[1]	MedStar Health Inc.	3.626%	8/15/2049	6,888	5,040
	Medtronic Inc.	4.375%	3/15/2035	45,353	43,575
	Medtronic Inc.	4.625%	3/15/2045	16,790	15,043
	Memorial Health Services	3.447%	11/1/2049	7,300	5,144
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	7,862	5,175
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	9,861	7,861
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	7,662	6,190
	Merck & Co. Inc.	3.850%	9/15/2027	13,886	13,833
	Merck & Co. Inc.	4.050%	5/17/2028	7,590	7,566
	Merck & Co. Inc.	4.300%	5/22/2028	21,805	21,796
	Merck & Co. Inc.	1.900%	12/10/2028	8,035	7,583
	Merck & Co. Inc.	3.400%	3/7/2029	30,261	29,517
	Merck & Co. Inc.	3.850%	3/15/2029	15,051	14,859
	Merck & Co. Inc.	4.300%	5/17/2030	9,252	9,194
	Merck & Co. Inc.	1.450%	6/24/2030	15,746	14,002
	Merck & Co. Inc.	4.150%	9/15/2030	19,325	19,097
	Merck & Co. Inc.	4.150%	3/15/2031	17,496	17,166
	Merck & Co. Inc.	4.650%	5/22/2031	8,114	8,126
	Merck & Co. Inc.	2.150%	12/10/2031	29,088	25,675
	Merck & Co. Inc.	4.550%	9/15/2032	14,448	14,332
	Merck & Co. Inc.	4.450%	12/4/2032	8,424	8,291
	Merck & Co. Inc.	4.500%	5/17/2033	9,563	9,455
	Merck & Co. Inc.	4.950%	5/22/2033	34,306	34,528
	Merck & Co. Inc.	6.500%	12/1/2033	14,751	16,301
	Merck & Co. Inc.	4.950%	9/15/2035	23,745	23,692
	Merck & Co. Inc.	4.750%	12/4/2035	12,675	12,423
	Merck & Co. Inc.	5.200%	5/22/2036	19,963	20,205
	Merck & Co. Inc.	3.900%	3/7/2039	9,105	8,024
	Merck & Co. Inc.	2.350%	6/24/2040	13,511	9,609
	Merck & Co. Inc.	3.600%	9/15/2042	9,065	7,256
	Merck & Co. Inc.	4.150%	5/18/2043	17,264	14,713
	Merck & Co. Inc.	4.900%	5/17/2044	12,134	11,216
	Merck & Co. Inc.	3.700%	2/10/2045	29,447	23,130
	Merck & Co. Inc.	5.500%	3/15/2046	12,695	12,543
	Merck & Co. Inc.	5.750%	5/22/2046	6,675	6,792
	Merck & Co. Inc.	4.000%	3/7/2049	17,751	14,121
	Merck & Co. Inc.	2.450%	6/24/2050	11,105	6,493
	Merck & Co. Inc.	2.750%	12/10/2051	30,139	18,500
	Merck & Co. Inc.	5.000%	5/17/2053	17,705	16,123
	Merck & Co. Inc.	5.700%	9/15/2055	25,797	25,934
	Merck & Co. Inc.	5.550%	12/4/2055	7,719	7,596
	Merck & Co. Inc.	5.850%	5/22/2056	13,150	13,468
	Merck & Co. Inc.	2.900%	12/10/2061	29,789	17,230
	Merck & Co. Inc.	5.150%	5/17/2063	6,119	5,565
	Merck & Co. Inc.	5.700%	12/4/2065	10,239	10,157
[1]	Methodist Hospital	2.705%	12/1/2050	41,959	25,968
[1]	Montefiore Obligated Group	5.246%	11/1/2048	9,560	7,943
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,750	3,525
	Mylan Inc.	4.550%	4/15/2028	9,834	9,774
	Mylan Inc.	5.400%	11/29/2043	5,387	4,752

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mylan Inc.	5.200%	4/15/2048	2,675	2,222
[1]	MyMichigan Health	3.409%	6/1/2050	6,870	4,821
	New York & Presbyterian Hospital	2.256%	8/1/2040	5,210	3,652
	New York & Presbyterian Hospital	4.024%	8/1/2045	12,622	10,370
	New York & Presbyterian Hospital	4.063%	8/1/2056	11,884	9,280
	New York & Presbyterian Hospital	2.606%	8/1/2060	3,937	2,150
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,352	4,380
	Northwell Healthcare Inc.	3.979%	11/1/2046	9,175	7,237
	Northwell Healthcare Inc.	4.260%	11/1/2047	11,725	9,574
	Northwell Healthcare Inc.	3.809%	11/1/2049	6,944	5,108
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	8,235	5,096
	Novant Health Inc.	2.637%	11/1/2036	5,345	4,251
	Novant Health Inc.	3.168%	11/1/2051	11,475	7,581
	Novant Health Inc.	3.318%	11/1/2061	9,175	5,816
	Novartis Capital Corp.	3.900%	11/5/2028	6,417	6,351
	Novartis Capital Corp.	4.100%	3/16/2029	9,840	9,768
	Novartis Capital Corp.	3.800%	9/18/2029	17,604	17,273
	Novartis Capital Corp.	2.200%	8/14/2030	33,457	30,600
	Novartis Capital Corp.	4.100%	11/5/2030	20,138	19,782
	Novartis Capital Corp.	4.400%	3/18/2031	23,702	23,529
	Novartis Capital Corp.	4.000%	9/18/2031	5,954	5,816
	Novartis Capital Corp.	4.300%	11/5/2032	12,961	12,684
	Novartis Capital Corp.	4.600%	3/18/2033	25,718	25,478
	Novartis Capital Corp.	4.200%	9/18/2034	11,945	11,497
	Novartis Capital Corp.	4.600%	11/5/2035	16,560	16,179
	Novartis Capital Corp.	4.900%	3/18/2036	32,246	32,054
	Novartis Capital Corp.	3.700%	9/21/2042	10,566	8,661
	Novartis Capital Corp.	4.400%	5/6/2044	21,226	18,703
	Novartis Capital Corp.	5.200%	11/5/2045	14,720	14,201
	Novartis Capital Corp.	4.000%	11/20/2045	20,931	17,323
	Novartis Capital Corp.	5.600%	3/18/2046	11,672	11,784
	Novartis Capital Corp.	2.750%	8/14/2050	10,453	6,617
	Novartis Capital Corp.	4.700%	9/18/2054	9,179	8,082
	Novartis Capital Corp.	5.300%	11/5/2055	11,735	11,312
	Novartis Capital Corp.	5.700%	3/18/2056	35,311	35,999
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	4,735	2,880
[1]	NYU Langone Hospitals	5.750%	7/1/2043	5,630	5,703
	NYU Langone Hospitals	4.784%	7/1/2044	4,296	3,936
[1]	NYU Langone Hospitals	4.368%	7/1/2047	12,671	10,914
[1]	NYU Langone Hospitals	3.380%	7/1/2055	7,865	5,347
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	6,069	5,223
	OhioHealth Corp.	2.297%	11/15/2031	5,500	4,882
	OhioHealth Corp.	2.834%	11/15/2041	5,000	3,686
[1]	OhioHealth Corp.	3.042%	11/15/2050	5,240	3,557
	Orlando Health Obligated Group	5.475%	10/1/2035	7,712	7,912
	Orlando Health Obligated Group	4.089%	10/1/2048	4,010	3,236
	Orlando Health Obligated Group	3.327%	10/1/2050	7,799	5,516
	PeaceHealth Obligated Group	4.335%	11/15/2028	2,560	2,543
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,902	2,876
[1]	PeaceHealth Obligated Group	4.787%	11/15/2048	6,808	5,911
[1]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,825	3,923
	Pfizer Inc.	3.875%	11/15/2027	4,794	4,772
	Pfizer Inc.	3.450%	3/15/2029	41,139	40,183
	Pfizer Inc.	2.625%	4/1/2030	23,665	22,107
	Pfizer Inc.	1.700%	5/28/2030	19,967	17,954
	Pfizer Inc.	4.200%	11/15/2030	13,993	13,809
	Pfizer Inc.	1.750%	8/18/2031	14,545	12,701
	Pfizer Inc.	4.500%	11/15/2032	17,878	17,633
	Pfizer Inc.	4.875%	11/15/2035	23,200	22,937
	Pfizer Inc.	4.000%	12/15/2036	13,035	11,961
	Pfizer Inc.	4.100%	9/15/2038	17,268	15,603
	Pfizer Inc.	3.900%	3/15/2039	24,682	21,437
	Pfizer Inc.	7.200%	3/15/2039	21,182	24,822
	Pfizer Inc.	2.550%	5/28/2040	16,316	11,849
	Pfizer Inc.	4.300%	6/15/2043	10,586	9,098
	Pfizer Inc.	4.400%	5/15/2044	11,154	9,731
	Pfizer Inc.	4.125%	12/15/2046	21,319	17,514
	Pfizer Inc.	4.200%	9/15/2048	15,673	12,774
	Pfizer Inc.	4.000%	3/15/2049	15,792	12,442

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.700%	5/28/2050	16,686	10,322
	Pfizer Inc.	5.600%	11/15/2055	7,232	7,171
	Pfizer Inc.	5.700%	11/15/2065	6,680	6,547
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	66,461	66,521
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	41,683	41,806
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	70,056	69,391
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	36,142	34,248
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	75,021	70,604
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	64,194	59,065
	Pharmacia LLC	6.600%	12/1/2028	13,177	13,793
[1]	Piedmont Healthcare Inc.	2.044%	1/1/2032	6,024	5,219
[1]	Piedmont Healthcare Inc.	2.719%	1/1/2042	4,320	3,078
	Piedmont Healthcare Inc.	2.864%	1/1/2052	6,680	4,164
	Presbyterian Healthcare Services	4.875%	8/1/2052	5,700	4,996
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	20,153	18,834
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	8,239	8,399
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	9,910	10,139
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	6,872	5,174
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	8,755	6,712
	Quest Diagnostics Inc.	4.200%	6/30/2029	12,544	12,398
	Quest Diagnostics Inc.	4.625%	12/15/2029	4,890	4,888
	Quest Diagnostics Inc.	2.950%	6/30/2030	18,255	17,089
	Quest Diagnostics Inc.	2.800%	6/30/2031	6,002	5,478
	Quest Diagnostics Inc.	5.000%	12/15/2034	13,195	13,105
	Quest Diagnostics Inc.	5.000%	6/30/2036	5,342	5,253
	Quest Diagnostics Inc.	4.700%	3/30/2045	4,064	3,639
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	3,950	2,666
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,811	14,871
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	12,943	7,862
	Revvity Inc.	1.900%	9/15/2028	11,946	11,242
	Revvity Inc.	3.300%	9/15/2029	14,050	13,418
	Revvity Inc.	2.550%	3/15/2031	7,430	6,686
	Revvity Inc.	2.250%	9/15/2031	9,285	8,178
	Revvity Inc.	3.625%	3/15/2051	5,420	3,832
	Royalty Pharma plc	1.750%	9/2/2027	17,447	16,897
	Royalty Pharma plc	5.150%	9/2/2029	3,076	3,116
	Royalty Pharma plc	2.200%	9/2/2030	17,100	15,447
	Royalty Pharma plc	4.450%	3/25/2031	11,940	11,742
	Royalty Pharma plc	2.150%	9/2/2031	3,075	2,698
	Royalty Pharma plc	5.400%	9/2/2034	8,469	8,537
	Royalty Pharma plc	3.300%	9/2/2040	11,477	8,890
	Royalty Pharma plc	3.550%	9/2/2050	16,362	11,431
	Royalty Pharma plc	3.350%	9/2/2051	9,255	6,171
[1]	Rush System for Health Obligated Group	3.922%	11/15/2029	4,665	4,562
	Sanofi SA	3.750%	11/3/2027	11,321	11,256
	Sanofi SA	3.625%	6/19/2028	18,024	17,797
	Sanofi SA	3.800%	11/3/2028	17,092	16,876
	Sanofi SA	4.200%	11/3/2032	10,425	10,198
[1]	Seattle Children's Hospital	2.719%	10/1/2050	8,468	5,260
[1]	Sentara Health	2.927%	11/1/2051	380	243
[1]	Sharp HealthCare	2.680%	8/1/2050	4,205	2,585
	Smith & Nephew plc	2.032%	10/14/2030	13,401	11,908
	Smith & Nephew plc	5.400%	3/20/2034	10,945	11,030
	Solventum Corp.	5.400%	3/1/2029	7,519	7,647
	Solventum Corp.	5.450%	3/13/2031	22,990	23,536
	Solventum Corp.	5.600%	3/23/2034	20,519	20,994
	Solventum Corp.	5.900%	4/30/2054	5,327	5,273
	SSM Health Care Corp.	4.894%	6/1/2028	7,200	7,224
[1]	Stanford Health Care	3.310%	8/15/2030	2,083	1,983
[1]	Stanford Health Care	3.795%	11/15/2048	17,583	13,569
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	8,423	7,656
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	11,033	7,883
	Stryker Corp.	4.700%	2/10/2028	9,855	9,882
	Stryker Corp.	3.650%	3/7/2028	10,348	10,203
	Stryker Corp.	4.250%	9/11/2029	10,965	10,869
	Stryker Corp.	4.850%	2/10/2030	9,742	9,812
	Stryker Corp.	1.950%	6/15/2030	8,645	7,827
	Stryker Corp.	4.625%	9/11/2034	9,974	9,727
	Stryker Corp.	5.200%	2/10/2035	13,522	13,666
	Stryker Corp.	4.100%	4/1/2043	5,633	4,706

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	4.375%	5/15/2044	8,690	7,457
	Stryker Corp.	4.625%	3/15/2046	11,395	10,038
	Stryker Corp.	2.900%	6/15/2050	3,690	2,401
[1]	Sutter Health	3.695%	8/15/2028	5,186	5,095
[1]	Sutter Health	2.294%	8/15/2030	9,842	8,963
[1]	Sutter Health	5.213%	8/15/2032	2,356	2,404
	Sutter Health	5.164%	8/15/2033	8,425	8,510
[1]	Sutter Health	3.161%	8/15/2040	11,080	8,586
[1]	Sutter Health	4.091%	8/15/2048	7,790	6,262
[1]	Sutter Health	3.361%	8/15/2050	13,635	9,561
	Sutter Health	5.547%	8/15/2053	2,475	2,434
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	30,946	31,163
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	29,871	27,146
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,900	10,018
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,263	14,595
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	10,493	10,416
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	41,184	27,378
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	12,419	7,954
	Takeda US Financing Inc.	5.200%	7/7/2035	28,865	28,821
	Texas Health Resources	2.328%	11/15/2050	5,154	2,943
[1]	Texas Health Resources	4.330%	11/15/2055	3,906	3,194
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	10,120	10,181
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	10,462	9,848
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,093	9,215
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	14,071	13,254
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	12,349	12,532
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	6,306	6,193
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,485	4,401
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	29,090	25,568
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	5,456	5,367
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	5,056	4,969
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	15,649	15,850
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	6,280	6,167
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	7,500	7,409
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	8,825	8,672
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	27,910	20,401
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	6,439	6,357
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	6,728	6,546
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	11,324	9,328
	Toledo Hospital	5.750%	11/15/2038	11,858	11,839
[1]	Trinity Health Corp.	2.632%	12/1/2040	4,185	3,036
	Trinity Health Corp.	4.125%	12/1/2045	8,510	6,938
[1]	Trinity Health Corp.	3.434%	12/1/2048	5,817	4,336
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	5,000	4,621
	UnitedHealth Group Inc.	2.950%	10/15/2027	13,247	13,022
	UnitedHealth Group Inc.	5.250%	2/15/2028	15,928	16,140
	UnitedHealth Group Inc.	3.850%	6/15/2028	8,131	8,049
	UnitedHealth Group Inc.	4.400%	6/15/2028	3,425	3,422
	UnitedHealth Group Inc.	3.875%	12/15/2028	7,118	7,022
	UnitedHealth Group Inc.	4.250%	1/15/2029	12,369	12,307
	UnitedHealth Group Inc.	4.700%	4/15/2029	6,803	6,849
	UnitedHealth Group Inc.	4.000%	5/15/2029	8,470	8,354
	UnitedHealth Group Inc.	2.875%	8/15/2029	23,497	22,401
	UnitedHealth Group Inc.	4.800%	1/15/2030	18,691	18,834
	UnitedHealth Group Inc.	5.300%	2/15/2030	22,302	22,810
	UnitedHealth Group Inc.	2.000%	5/15/2030	26,407	23,999
	UnitedHealth Group Inc.	4.650%	1/15/2031	8,695	8,695
	UnitedHealth Group Inc.	4.900%	4/15/2031	9,878	9,986
	UnitedHealth Group Inc.	2.300%	5/15/2031	29,030	25,994
	UnitedHealth Group Inc.	4.950%	1/15/2032	21,183	21,332
	UnitedHealth Group Inc.	5.350%	2/15/2033	38,447	39,469
	UnitedHealth Group Inc.	4.500%	4/15/2033	18,860	18,447
	UnitedHealth Group Inc.	5.000%	4/15/2034	18,341	18,330
	UnitedHealth Group Inc.	5.150%	7/15/2034	18,816	18,991
	UnitedHealth Group Inc.	5.300%	6/15/2035	14,508	14,773
	UnitedHealth Group Inc.	4.625%	7/15/2035	25,135	24,324
	UnitedHealth Group Inc.	5.800%	3/15/2036	11,043	11,618
	UnitedHealth Group Inc.	6.500%	6/15/2037	7,392	8,137
	UnitedHealth Group Inc.	6.625%	11/15/2037	12,074	13,499
	UnitedHealth Group Inc.	6.875%	2/15/2038	15,213	17,362

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,384	14,303
	UnitedHealth Group Inc.	2.750%	5/15/2040	13,855	10,242
	UnitedHealth Group Inc.	5.700%	10/15/2040	5,763	5,894
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,395	3,534
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,552	13,242
	UnitedHealth Group Inc.	4.625%	11/15/2041	12,328	11,141
	UnitedHealth Group Inc.	4.375%	3/15/2042	5,706	4,967
	UnitedHealth Group Inc.	3.950%	10/15/2042	14,097	11,646
	UnitedHealth Group Inc.	4.250%	3/15/2043	11,491	9,754
	UnitedHealth Group Inc.	5.500%	7/15/2044	13,967	13,686
	UnitedHealth Group Inc.	4.750%	7/15/2045	17,359	15,439
	UnitedHealth Group Inc.	4.200%	1/15/2047	20,655	16,805
	UnitedHealth Group Inc.	4.250%	4/15/2047	16,686	13,596
	UnitedHealth Group Inc.	3.750%	10/15/2047	6,714	5,068
	UnitedHealth Group Inc.	4.250%	6/15/2048	23,501	19,097
	UnitedHealth Group Inc.	4.450%	12/15/2048	7,595	6,339
	UnitedHealth Group Inc.	3.700%	8/15/2049	19,004	14,022
	UnitedHealth Group Inc.	2.900%	5/15/2050	17,841	11,396
	UnitedHealth Group Inc.	3.250%	5/15/2051	26,277	17,686
	UnitedHealth Group Inc.	5.875%	2/15/2053	35,747	35,983
	UnitedHealth Group Inc.	5.050%	4/15/2053	28,259	25,388
	UnitedHealth Group Inc.	5.375%	4/15/2054	23,904	22,529
	UnitedHealth Group Inc.	5.625%	7/15/2054	36,583	35,779
	UnitedHealth Group Inc.	5.950%	6/15/2055	11,122	11,451
	UnitedHealth Group Inc.	3.875%	8/15/2059	12,063	8,627
	UnitedHealth Group Inc.	3.125%	5/15/2060	16,037	9,712
	UnitedHealth Group Inc.	6.050%	2/15/2063	32,080	32,697
	UnitedHealth Group Inc.	5.200%	4/15/2063	21,863	19,538
	UnitedHealth Group Inc.	5.500%	4/15/2064	15,623	14,627
	UnitedHealth Group Inc.	5.750%	7/15/2064	26,908	26,230
[6]	Universal Health Services Inc.	1.650%	9/1/2026	1	1
	Universal Health Services Inc.	4.625%	10/15/2029	8,430	8,328
	Universal Health Services Inc.	2.650%	10/15/2030	12,698	11,415
	Universal Health Services Inc.	5.050%	10/15/2034	8,625	8,263
	UPMC	5.035%	5/15/2033	9,786	9,831
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	8,484	7,179
	Viatris Inc.	2.700%	6/22/2030	16,372	14,943
	Viatris Inc.	3.850%	6/22/2040	13,926	10,932
	Viatris Inc.	4.000%	6/22/2050	18,888	12,979
[1]	WakeMed	3.286%	10/1/2052	3,730	2,502
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	4,771	3,054
[1]	Willis-Knighton Medical Center	4.813%	9/1/2048	4,201	3,626
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	9,080	5,772
	Wyeth LLC	6.500%	2/1/2034	12,156	13,310
	Wyeth LLC	6.000%	2/15/2036	12,900	13,705
	Wyeth LLC	5.950%	4/1/2037	17,003	18,068
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	6,065	3,594
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	6,005	6,099
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	7,272	7,368
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	19,732	17,683
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	5,790	5,791
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	3,883	3,949
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	2,985	3,018
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	4,673	4,067
	Zoetis Inc.	3.000%	9/12/2027	17,342	17,073
	Zoetis Inc.	4.150%	8/17/2028	11,096	11,018
	Zoetis Inc.	3.900%	8/20/2028	11,110	10,968
	Zoetis Inc.	2.000%	5/15/2030	7,863	7,115
	Zoetis Inc.	5.600%	11/16/2032	12,625	13,114
	Zoetis Inc.	5.000%	8/17/2035	8,974	8,862
	Zoetis Inc.	4.700%	2/1/2043	11,328	10,136
	Zoetis Inc.	3.950%	9/12/2047	8,428	6,582
	Zoetis Inc.	4.450%	8/20/2048	14,981	12,534
	Zoetis Inc.	3.000%	5/15/2050	6,574	4,285
					11,410,412
Industrials (1.7%)
	3M Co.	2.875%	10/15/2027	8,393	8,232
[1]	3M Co.	3.625%	9/14/2028	1,905	1,875
[1]	3M Co.	3.375%	3/1/2029	16,175	15,705

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	2.375%	8/26/2029	21,096	19,777
	3M Co.	4.800%	3/15/2030	13,175	13,253
	3M Co.	3.050%	4/15/2030	10,070	9,518
	3M Co.	5.150%	3/15/2035	7,094	7,163
[1]	3M Co.	5.700%	3/15/2037	2,433	2,517
[1]	3M Co.	3.125%	9/19/2046	12,795	8,815
[1]	3M Co.	3.625%	10/15/2047	10,737	8,015
[1]	3M Co.	4.000%	9/14/2048	16,715	13,148
	3M Co.	3.250%	8/26/2049	25,857	17,708
	3M Co.	3.700%	4/15/2050	1,094	813
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	8,346	7,476
	AGCO Corp.	5.800%	3/21/2034	9,450	9,627
	Allegion plc	3.500%	10/1/2029	5,124	4,920
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	5,654	5,581
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	7,270	7,398
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,355	4,446
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	11,409	10,208
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	9,492	9,248
[1]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	6,700	6,647
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,654	1,632
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	7,809	7,575
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	4,163	4,031
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	4,885	4,773
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	4,019	3,866
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	6,843	6,417
	Amphenol Corp.	3.800%	11/15/2027	8,255	8,189
	Amphenol Corp.	4.375%	6/12/2028	8,222	8,212
	Amphenol Corp.	3.900%	11/15/2028	7,253	7,165
	Amphenol Corp.	5.050%	4/5/2029	10,625	10,790
	Amphenol Corp.	4.350%	6/1/2029	8,783	8,763
	Amphenol Corp.	2.800%	2/15/2030	16,238	15,245
	Amphenol Corp.	4.125%	11/15/2030	12,643	12,395
	Amphenol Corp.	2.200%	9/15/2031	12,445	11,000
	Amphenol Corp.	4.400%	2/15/2033	18,564	18,052
	Amphenol Corp.	5.250%	4/5/2034	8,725	8,884
	Amphenol Corp.	5.000%	1/15/2035	14,350	14,319
	Amphenol Corp.	4.625%	2/15/2036	33,630	32,477
	Amphenol Corp.	5.375%	11/15/2054	5,029	4,878
	Amphenol Corp.	5.300%	11/15/2055	30,035	28,510
	Boeing Co.	3.250%	2/1/2028	22,734	22,260
	Boeing Co.	3.250%	3/1/2028	6,992	6,848
	Boeing Co.	3.200%	3/1/2029	15,493	14,939
	Boeing Co.	6.298%	5/1/2029	16,329	16,999
	Boeing Co.	2.950%	2/1/2030	11,085	10,425
	Boeing Co.	5.150%	5/1/2030	119,835	121,288
	Boeing Co.	3.625%	2/1/2031	34,611	32,921
	Boeing Co.	6.388%	5/1/2031	37,569	39,918
	Boeing Co.	6.125%	2/15/2033	12,821	13,638
	Boeing Co.	3.600%	5/1/2034	18,092	16,269
	Boeing Co.	6.528%	5/1/2034	35,362	38,446
	Boeing Co.	3.250%	2/1/2035	14,645	12,705
	Boeing Co.	6.625%	2/15/2038	8,439	9,233
	Boeing Co.	3.500%	3/1/2039	8,682	7,081
	Boeing Co.	6.875%	3/15/2039	15,306	17,099
	Boeing Co.	5.875%	2/15/2040	10,647	10,950
	Boeing Co.	5.705%	5/1/2040	22,365	22,733
	Boeing Co.	3.850%	11/1/2048	7,173	5,299
	Boeing Co.	3.900%	5/1/2049	15,993	11,966
	Boeing Co.	3.750%	2/1/2050	21,587	15,755
	Boeing Co.	5.805%	5/1/2050	124,534	122,949
	Boeing Co.	6.858%	5/1/2054	23,266	26,142
	Boeing Co.	3.825%	3/1/2059	9,785	6,810
	Boeing Co.	5.930%	5/1/2060	39,071	38,490
	Boeing Co.	7.008%	5/1/2064	36,395	41,390
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	4,617	5,037
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	8,126	8,863
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	15,664	16,295
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	13,942	13,477
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	19,133	19,178
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	8,877	8,522

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	12,044	10,687
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	9,232	8,126
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	18,081	16,014
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	8,015	7,707
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,832	17,491
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	10,509	9,267
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	18,043	14,964
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	11,475	10,228
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	16,994	13,389
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	16,447	13,395
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	7,387	5,889
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	13,265	10,719
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	18,160	13,182
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,785	7,054
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	13,084	8,943
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	10,797	6,740
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	8,736	7,252
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	28,720	26,733
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	33,287	32,331
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	6,262	6,134
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	13,007	13,161
	Canadian National Railway Co.	6.900%	7/15/2028	2,390	2,500
	Canadian National Railway Co.	4.350%	5/12/2029	2,450	2,435
	Canadian National Railway Co.	4.200%	3/12/2031	7,325	7,175
	Canadian National Railway Co.	3.850%	8/5/2032	3,042	2,894
	Canadian National Railway Co.	6.250%	8/1/2034	4,943	5,385
	Canadian National Railway Co.	4.750%	11/12/2035	6,088	5,961
	Canadian National Railway Co.	4.950%	5/12/2036	6,300	6,259
	Canadian National Railway Co.	6.200%	6/1/2036	7,708	8,364
	Canadian National Railway Co.	6.375%	11/15/2037	4,893	5,425
	Canadian National Railway Co.	3.200%	8/2/2046	8,186	5,835
	Canadian National Railway Co.	3.650%	2/3/2048	7,044	5,309
	Canadian National Railway Co.	2.450%	5/1/2050	6,734	3,983
	Canadian Pacific Railway Co.	4.000%	6/1/2028	6,586	6,528
	Canadian Pacific Railway Co.	4.000%	3/15/2029	7,946	7,826
	Canadian Pacific Railway Co.	2.875%	11/15/2029	9,105	8,632
	Canadian Pacific Railway Co.	2.050%	3/5/2030	7,713	7,046
	Canadian Pacific Railway Co.	4.800%	3/30/2030	4,051	4,071
	Canadian Pacific Railway Co.	7.125%	10/15/2031	6,521	7,209
	Canadian Pacific Railway Co.	2.450%	12/2/2031	22,459	19,973
	Canadian Pacific Railway Co.	5.200%	3/30/2035	4,873	4,929
	Canadian Pacific Railway Co.	4.800%	9/15/2035	3,973	3,903
	Canadian Pacific Railway Co.	5.950%	5/15/2037	13,794	14,595
	Canadian Pacific Railway Co.	3.000%	12/2/2041	15,746	11,664
	Canadian Pacific Railway Co.	4.300%	5/15/2043	8,615	7,428
	Canadian Pacific Railway Co.	4.800%	8/1/2045	6,708	6,032
	Canadian Pacific Railway Co.	4.950%	8/15/2045	5,124	4,709
	Canadian Pacific Railway Co.	4.700%	5/1/2048	7,976	7,007
	Canadian Pacific Railway Co.	3.500%	5/1/2050	11,686	8,326
	Canadian Pacific Railway Co.	3.100%	12/2/2051	39,303	25,708
	Canadian Pacific Railway Co.	5.500%	3/15/2056	5,750	5,558
	Canadian Pacific Railway Co.	4.200%	11/15/2069	675	506
	Canadian Pacific Railway Co.	6.125%	9/15/2115	7,774	8,066
	Carrier Global Corp.	2.722%	2/15/2030	35,425	33,124
	Carrier Global Corp.	5.900%	3/15/2034	15,767	16,626
	Carrier Global Corp.	3.377%	4/5/2040	29,742	23,896
	Carrier Global Corp.	3.577%	4/5/2050	12,806	9,332
	Carrier Global Corp.	6.200%	3/15/2054	5,972	6,410
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	11,927	11,845
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	6,332	6,102
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	14,357	14,382
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	10,401	10,446
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	5,227	5,184
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,900	3,904
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	10,245	10,212
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	14,962	14,883
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	4,305	4,262
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	11,572	11,382
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	8,061	8,156
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	10,018	9,982

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	8,418	8,481
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	7,505	7,608
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	5,158	5,073
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	7,833	7,792
	Caterpillar Inc.	2.600%	9/19/2029	8,148	7,700
	Caterpillar Inc.	2.600%	4/9/2030	19,199	17,995
	Caterpillar Inc.	1.900%	3/12/2031	600	533
	Caterpillar Inc.	5.200%	5/15/2035	5,170	5,276
	Caterpillar Inc.	5.300%	9/15/2035	6,874	7,081
	Caterpillar Inc.	6.050%	8/15/2036	10,821	11,760
	Caterpillar Inc.	5.200%	5/27/2041	1,885	1,886
	Caterpillar Inc.	3.803%	8/15/2042	21,107	17,509
	Caterpillar Inc.	4.300%	5/15/2044	4,993	4,333
	Caterpillar Inc.	3.250%	9/19/2049	18,188	12,838
	Caterpillar Inc.	3.250%	4/9/2050	7,897	5,555
	Caterpillar Inc.	5.500%	5/15/2055	2,050	2,077
	Caterpillar Inc.	4.750%	5/15/2064	6,908	6,076
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	12,264	12,173
	CNH Industrial Capital LLC	4.500%	10/8/2027	3,569	3,567
	CNH Industrial Capital LLC	4.750%	3/21/2028	4,493	4,502
	CNH Industrial Capital LLC	4.550%	4/10/2028	8,033	8,013
	CNH Industrial Capital LLC	5.500%	1/12/2029	8,266	8,421
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,438	15,570
	CNH Industrial Capital LLC	4.500%	10/16/2030	10,945	10,784
	CNH Industrial Capital LLC	4.375%	3/7/2031	11,300	11,054
	CNH Industrial Capital LLC	4.950%	6/25/2031	7,580	7,569
[1]	CNH Industrial NV	3.850%	11/15/2027	9,443	9,344
	CSX Corp.	3.800%	3/1/2028	8,485	8,396
	CSX Corp.	4.250%	3/15/2029	24,671	24,498
	CSX Corp.	2.400%	2/15/2030	14,515	13,476
	CSX Corp.	4.100%	11/15/2032	14,733	14,261
	CSX Corp.	5.200%	11/15/2033	4,525	4,619
	CSX Corp.	5.050%	6/15/2035	14,182	14,216
	CSX Corp.	6.000%	10/1/2036	4,143	4,454
	CSX Corp.	6.150%	5/1/2037	9,347	10,091
	CSX Corp.	6.220%	4/30/2040	9,602	10,371
	CSX Corp.	5.500%	4/15/2041	5,917	5,950
	CSX Corp.	4.750%	5/30/2042	5,293	4,866
	CSX Corp.	4.400%	3/1/2043	1,793	1,570
	CSX Corp.	4.100%	3/15/2044	13,244	11,039
	CSX Corp.	3.800%	11/1/2046	8,029	6,240
	CSX Corp.	4.300%	3/1/2048	8,931	7,396
	CSX Corp.	4.750%	11/15/2048	3,017	2,664
	CSX Corp.	4.500%	3/15/2049	18,684	15,836
	CSX Corp.	3.350%	9/15/2049	14,463	10,141
	CSX Corp.	3.800%	4/15/2050	4,440	3,373
	CSX Corp.	2.500%	5/15/2051	7,682	4,519
	CSX Corp.	4.500%	11/15/2052	34,287	28,862
	CSX Corp.	4.500%	8/1/2054	2,570	2,146
	CSX Corp.	4.900%	3/15/2055	3,164	2,823
	CSX Corp.	4.250%	11/1/2066	8,596	6,544
	CSX Corp.	4.650%	3/1/2068	6,091	5,023
	Cummins Inc.	4.250%	5/9/2028	4,275	4,264
	Cummins Inc.	4.900%	2/20/2029	9,515	9,619
	Cummins Inc.	1.500%	9/1/2030	3,565	3,161
	Cummins Inc.	4.700%	2/15/2031	13,185	13,241
	Cummins Inc.	5.150%	2/20/2034	4,680	4,748
	Cummins Inc.	5.300%	5/9/2035	22,150	22,586
	Cummins Inc.	4.875%	10/1/2043	16,669	15,693
	Cummins Inc.	2.600%	9/1/2050	9,042	5,468
	Cummins Inc.	5.450%	2/20/2054	14,850	14,553
	Deere & Co.	5.375%	10/16/2029	14,539	14,977
	Deere & Co.	3.100%	4/15/2030	13,145	12,500
	Deere & Co.	7.125%	3/3/2031	115	127
	Deere & Co.	5.450%	1/16/2035	13,370	13,826
	Deere & Co.	3.900%	6/9/2042	12,216	10,356
	Deere & Co.	2.875%	9/7/2049	13,952	9,210
	Deere & Co.	3.750%	4/15/2050	13,012	10,016
	Deere & Co.	5.700%	1/19/2055	11,400	11,721
	Deere Funding Canada Corp.	4.150%	10/9/2030	8,614	8,459

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delta Air Lines Inc.	4.950%	7/10/2028	9,713	9,754
	Delta Air Lines Inc.	3.750%	10/28/2029	6,430	6,205
	Delta Air Lines Inc.	5.250%	7/10/2030	7,748	7,831
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	4,894	4,725
	Dover Corp.	2.950%	11/4/2029	5,207	4,938
	Dover Corp.	5.375%	10/15/2035	3,990	4,102
	Dover Corp.	5.375%	3/1/2041	6,964	6,932
	Eaton Capital ULC	4.450%	5/9/2030	6,213	6,175
	Eaton Corp.	3.103%	9/15/2027	15,418	15,213
	Eaton Corp.	3.850%	3/6/2028	17,595	17,430
	Eaton Corp.	3.950%	3/6/2029	8,239	8,122
	Eaton Corp.	4.200%	3/6/2031	4,825	4,730
	Eaton Corp.	4.000%	11/2/2032	11,207	10,812
	Eaton Corp.	4.500%	3/6/2033	9,905	9,701
	Eaton Corp.	4.800%	3/6/2036	28,148	27,617
	Eaton Corp.	4.150%	11/2/2042	13,470	11,616
	Eaton Corp.	3.915%	9/15/2047	3,988	3,185
	Eaton Corp.	4.700%	8/23/2052	798	709
	Eaton Corp.	5.450%	3/6/2056	25,675	25,191
	Embraer Netherlands Finance BV	5.980%	2/11/2035	10,621	11,059
	Embraer Netherlands Finance BV	5.400%	1/9/2038	12,330	11,907
	Emerson Electric Co.	1.800%	10/15/2027	18,481	17,914
	Emerson Electric Co.	2.000%	12/21/2028	11,660	11,008
	Emerson Electric Co.	1.950%	10/15/2030	11,777	10,596
	Emerson Electric Co.	2.200%	12/21/2031	17,122	15,152
	Emerson Electric Co.	5.000%	3/15/2035	2,764	2,773
	Emerson Electric Co.	2.750%	10/15/2050	13,315	8,412
	Emerson Electric Co.	2.800%	12/21/2051	12,445	7,808
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	16,154	13,948
[1]	FedEx Corp.	3.400%	2/15/2028	5,967	5,867
[1]	FedEx Corp.	4.250%	5/15/2030	5,287	5,217
[1]	FedEx Corp.	2.400%	5/15/2031	8,715	7,857
[1]	FedEx Corp.	4.900%	1/15/2034	8,332	8,272
[1]	FedEx Corp.	3.900%	2/1/2035	12,005	11,060
[1]	FedEx Corp.	3.250%	5/15/2041	10,643	8,349
[1]	FedEx Corp.	5.100%	1/15/2044	3,281	3,117
[1]	FedEx Corp.	4.750%	11/15/2045	21,356	19,181
[1]	FedEx Corp.	4.550%	4/1/2046	16,756	14,648
[1]	FedEx Corp.	4.400%	1/15/2047	11,499	9,817
[1]	FedEx Corp.	4.050%	2/15/2048	15,439	12,498
[1]	FedEx Corp.	5.250%	5/15/2050	21,567	20,375
[6]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	6,705	6,612
[6]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	9,033	8,869
[6]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	5,050	4,947
[6]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	5,662	5,513
	Flowserve Corp.	5.700%	5/15/2036	3,800	3,820
	Fortive Corp.	4.750%	5/15/2031	4,250	4,222
	Fortive Corp.	4.300%	6/15/2046	6,900	5,653
	GE Capital Funding LLC	4.550%	5/15/2032	11,733	11,635
	GE Vernova Inc.	4.250%	2/4/2031	7,542	7,425
	GE Vernova Inc.	4.875%	2/4/2036	7,293	7,177
	GE Vernova Inc.	5.500%	2/4/2056	8,008	7,768
	General Electric Co.	4.300%	7/29/2030	6,235	6,177
[1]	General Electric Co.	6.750%	3/15/2032	3,750	4,129
	General Electric Co.	4.900%	1/29/2036	11,800	11,787
[1]	General Electric Co.	5.875%	1/14/2038	24,855	26,450
	GXO Logistics Inc.	6.250%	5/6/2029	5,795	5,989
	GXO Logistics Inc.	2.650%	7/15/2031	12,981	11,506
	GXO Logistics Inc.	6.500%	5/6/2034	9,230	9,671
	HEICO Corp.	5.250%	8/1/2028	4,020	4,064
	HEICO Corp.	5.350%	8/1/2033	8,505	8,639
	Hexcel Corp.	4.900%	5/15/2031	3,066	3,054
	Hexcel Corp.	5.875%	2/26/2035	1,537	1,591
[6]	Honeywell Aerospace Inc.	4.300%	3/16/2031	27,620	27,141
[6]	Honeywell Aerospace Inc.	4.600%	3/16/2033	21,336	20,935
[6]	Honeywell Aerospace Inc.	4.950%	3/16/2036	36,625	36,067
[6]	Honeywell Aerospace Inc.	5.622%	3/16/2046	15,500	15,425
[6]	Honeywell Aerospace Inc.	5.732%	3/16/2056	53,395	53,387
	Honeywell International Inc.	2.700%	8/15/2029	9,711	9,190
	Honeywell International Inc.	1.950%	6/1/2030	15,073	13,641

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.750%	9/1/2031	23,085	20,045
	Honeywell International Inc.	4.500%	1/15/2034	9,179	8,969
	Honeywell International Inc.	3.812%	11/21/2047	5,966	4,613
	Howmet Aerospace Inc.	3.000%	1/15/2029	12,955	12,470
	Howmet Aerospace Inc.	4.850%	10/15/2031	10,315	10,346
	Howmet Aerospace Inc.	4.550%	11/15/2032	9,804	9,630
	Howmet Aerospace Inc.	5.950%	2/1/2037	13,733	14,569
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	14,470	14,240
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	9,314	8,818
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,060	2,094
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	10,286	10,050
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	52,231	53,804
	IDEX Corp.	4.950%	9/1/2029	6,690	6,729
	IDEX Corp.	3.000%	5/1/2030	6,565	6,153
	Illinois Tool Works Inc.	4.875%	9/15/2041	11,261	10,706
	Illinois Tool Works Inc.	3.900%	9/1/2042	18,655	15,558
	Ingersoll Rand Inc.	5.400%	8/14/2028	3,798	3,855
	Ingersoll Rand Inc.	5.176%	6/15/2029	11,220	11,417
	Ingersoll Rand Inc.	5.314%	6/15/2031	7,714	7,869
	Ingersoll Rand Inc.	5.700%	8/14/2033	13,228	13,759
	Ingersoll Rand Inc.	5.450%	6/15/2034	10,070	10,253
	Ingersoll Rand Inc.	5.700%	6/15/2054	8,110	8,038
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	8,406	8,679
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	5,872	6,061
	Jacobs Solutions Inc.	4.750%	3/3/2031	8,910	8,813
	Jacobs Solutions Inc.	5.375%	3/3/2036	7,605	7,482
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	3,617	3,428
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	5,784	5,120
[1]	John Deere Capital Corp.	2.800%	9/8/2027	14,289	14,053
[1]	John Deere Capital Corp.	4.150%	9/15/2027	17,167	17,148
[1]	John Deere Capital Corp.	3.050%	1/6/2028	17,936	17,617
	John Deere Capital Corp.	4.650%	1/7/2028	2,800	2,816
[1]	John Deere Capital Corp.	4.750%	1/20/2028	7,117	7,168
[1]	John Deere Capital Corp.	4.900%	3/3/2028	14,574	14,707
[1]	John Deere Capital Corp.	4.250%	6/5/2028	18,846	18,817
[1]	John Deere Capital Corp.	4.950%	7/14/2028	25,771	26,093
	John Deere Capital Corp.	4.500%	1/16/2029	7,282	7,303
[1]	John Deere Capital Corp.	4.125%	1/18/2029	8,453	8,401
[1]	John Deere Capital Corp.	3.450%	3/7/2029	11,351	11,083
[1]	John Deere Capital Corp.	3.900%	3/9/2029	8,016	7,916
[1]	John Deere Capital Corp.	4.850%	6/11/2029	137	139
[1]	John Deere Capital Corp.	4.400%	6/15/2029	4,894	4,891
[1]	John Deere Capital Corp.	2.800%	7/18/2029	14,498	13,828
[1]	John Deere Capital Corp.	4.850%	10/11/2029	3,953	4,015
[1]	John Deere Capital Corp.	2.450%	1/9/2030	13,466	12,581
[1]	John Deere Capital Corp.	4.550%	6/5/2030	11,440	11,447
[1]	John Deere Capital Corp.	4.700%	6/10/2030	16,066	16,172
[1]	John Deere Capital Corp.	4.375%	10/15/2030	7,825	7,778
	John Deere Capital Corp.	1.450%	1/15/2031	6,128	5,343
[1]	John Deere Capital Corp.	4.900%	3/7/2031	18,895	19,140
[1]	John Deere Capital Corp.	4.200%	3/10/2031	3,895	3,828
[1]	John Deere Capital Corp.	4.375%	4/15/2031	11,930	11,808
	John Deere Capital Corp.	4.400%	9/8/2031	12,690	12,583
[1]	John Deere Capital Corp.	4.350%	9/15/2032	7,780	7,675
[1]	John Deere Capital Corp.	5.150%	9/8/2033	14,251	14,575
[1]	John Deere Capital Corp.	5.100%	4/11/2034	14,803	15,017
[1]	John Deere Capital Corp.	5.050%	6/12/2034	13,654	13,790
	Johnson Controls International plc	5.500%	4/19/2029	11,942	12,217
	Johnson Controls International plc	1.750%	9/15/2030	7,922	7,039
	Johnson Controls International plc	4.900%	12/1/2032	4,700	4,702
[1]	Johnson Controls International plc	6.000%	1/15/2036	5,468	5,836
	Johnson Controls International plc	4.500%	2/15/2047	10,386	8,904
[1]	Johnson Controls International plc	4.950%	7/2/2064	6,752	5,900
	Kennametal Inc.	5.800%	5/28/2036	4,291	4,336
	Keysight Technologies Inc.	3.000%	10/30/2029	8,553	8,109
	Keysight Technologies Inc.	4.950%	10/15/2034	3,420	3,380
	Kirby Corp.	4.200%	3/1/2028	14,291	14,196
	L3Harris Technologies Inc.	4.400%	6/15/2028	5,059	5,042
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	21,844	21,770
	L3Harris Technologies Inc.	5.050%	6/1/2029	10,080	10,196

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	2.900%	12/15/2029	10,441	9,868
	L3Harris Technologies Inc.	1.800%	1/15/2031	10,606	9,336
	L3Harris Technologies Inc.	5.250%	6/1/2031	11,885	12,107
	L3Harris Technologies Inc.	5.400%	7/31/2033	22,876	23,398
	L3Harris Technologies Inc.	5.350%	6/1/2034	11,640	11,834
	L3Harris Technologies Inc.	4.854%	4/27/2035	12,762	12,538
	L3Harris Technologies Inc.	5.054%	4/27/2045	12,867	12,014
	L3Harris Technologies Inc.	5.600%	7/31/2053	8,595	8,423
	Lennox International Inc.	1.700%	8/1/2027	5,850	5,683
	Lennox International Inc.	5.500%	9/15/2028	8,770	8,920
	LKQ Corp.	5.750%	6/15/2028	11,196	11,348
	LKQ Corp.	6.250%	6/15/2033	73	75
	Lockheed Martin Corp.	5.100%	11/15/2027	20,410	20,645
	Lockheed Martin Corp.	4.450%	5/15/2028	6,579	6,587
	Lockheed Martin Corp.	4.150%	8/15/2028	7,218	7,185
	Lockheed Martin Corp.	4.500%	2/15/2029	6,317	6,319
	Lockheed Martin Corp.	1.850%	6/15/2030	3,136	2,827
	Lockheed Martin Corp.	4.400%	8/15/2030	10,485	10,437
	Lockheed Martin Corp.	4.700%	12/15/2031	7,743	7,792
	Lockheed Martin Corp.	3.900%	6/15/2032	12,360	11,925
	Lockheed Martin Corp.	5.250%	1/15/2033	1,535	1,587
	Lockheed Martin Corp.	4.750%	2/15/2034	11,084	11,012
	Lockheed Martin Corp.	4.800%	8/15/2034	2,180	2,168
	Lockheed Martin Corp.	3.600%	3/1/2035	12,674	11,558
	Lockheed Martin Corp.	5.000%	8/15/2035	5,784	5,803
	Lockheed Martin Corp.	4.500%	5/15/2036	14,328	13,818
[1]	Lockheed Martin Corp.	6.150%	9/1/2036	12,790	13,881
	Lockheed Martin Corp.	4.070%	12/15/2042	13,554	11,470
	Lockheed Martin Corp.	3.800%	3/1/2045	12,992	10,337
	Lockheed Martin Corp.	4.700%	5/15/2046	23,946	21,324
	Lockheed Martin Corp.	4.090%	9/15/2052	23,996	18,909
	Lockheed Martin Corp.	4.150%	6/15/2053	14,855	11,771
	Lockheed Martin Corp.	5.700%	11/15/2054	15,539	15,624
	Lockheed Martin Corp.	5.200%	2/15/2055	17,112	16,063
	Lockheed Martin Corp.	4.300%	6/15/2062	7,888	6,176
	Lockheed Martin Corp.	5.900%	11/15/2063	18,596	19,135
	Lockheed Martin Corp.	5.200%	2/15/2064	2,305	2,123
	MasTec Inc.	5.900%	6/15/2029	6,210	6,388
[1]	Nature Conservancy	3.957%	3/1/2052	7,010	5,503
	Norfolk Southern Corp.	3.800%	8/1/2028	13,692	13,512
	Norfolk Southern Corp.	2.550%	11/1/2029	16,365	15,350
	Norfolk Southern Corp.	5.050%	8/1/2030	22,787	23,141
	Norfolk Southern Corp.	2.300%	5/15/2031	8,298	7,428
	Norfolk Southern Corp.	3.000%	3/15/2032	6,872	6,287
	Norfolk Southern Corp.	5.550%	3/15/2034	6,611	6,852
	Norfolk Southern Corp.	5.100%	5/1/2035	3,355	3,373
	Norfolk Southern Corp.	4.837%	10/1/2041	17,061	15,869
	Norfolk Southern Corp.	3.950%	10/1/2042	5,742	4,726
	Norfolk Southern Corp.	4.450%	6/15/2045	7,852	6,763
	Norfolk Southern Corp.	4.650%	1/15/2046	7,760	6,779
	Norfolk Southern Corp.	3.942%	11/1/2047	8,366	6,519
	Norfolk Southern Corp.	4.150%	2/28/2048	2,936	2,363
	Norfolk Southern Corp.	4.100%	5/15/2049	6,516	5,143
	Norfolk Southern Corp.	3.400%	11/1/2049	5,710	4,014
	Norfolk Southern Corp.	3.050%	5/15/2050	13,165	8,594
	Norfolk Southern Corp.	4.050%	8/15/2052	10,682	8,223
	Norfolk Southern Corp.	3.700%	3/15/2053	1,817	1,309
	Norfolk Southern Corp.	4.550%	6/1/2053	21,284	17,794
	Norfolk Southern Corp.	5.350%	8/1/2054	18,873	17,810
	Norfolk Southern Corp.	3.155%	5/15/2055	22,929	14,639
	Norfolk Southern Corp.	5.950%	3/15/2064	17,320	17,519
	Norfolk Southern Corp.	4.100%	5/15/2121	9,699	6,776
	Northrop Grumman Corp.	3.250%	1/15/2028	44,300	43,533
	Northrop Grumman Corp.	4.600%	2/1/2029	8,191	8,209
	Northrop Grumman Corp.	4.400%	5/1/2030	20,283	20,156
	Northrop Grumman Corp.	4.650%	7/15/2030	9,125	9,137
	Northrop Grumman Corp.	4.700%	3/15/2033	14,129	14,013
	Northrop Grumman Corp.	4.900%	6/1/2034	6,834	6,797
	Northrop Grumman Corp.	5.150%	5/1/2040	29,164	28,507
	Northrop Grumman Corp.	4.750%	6/1/2043	18,838	17,171

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.850%	4/15/2045	10,924	8,654
	Northrop Grumman Corp.	4.030%	10/15/2047	35,412	28,194
	Northrop Grumman Corp.	5.250%	5/1/2050	3,979	3,741
	Northrop Grumman Corp.	4.950%	3/15/2053	14,920	13,355
	Northrop Grumman Corp.	5.200%	6/1/2054	7,595	7,086
	nVent Finance Sarl	4.550%	4/15/2028	6,961	6,930
	nVent Finance Sarl	5.650%	5/15/2033	6,585	6,763
	Oshkosh Corp.	4.600%	5/15/2028	9,000	8,983
	Oshkosh Corp.	3.100%	3/1/2030	4,333	4,074
	Otis Worldwide Corp.	5.250%	8/16/2028	9,605	9,729
	Otis Worldwide Corp.	4.488%	5/7/2029	11,365	11,320
	Otis Worldwide Corp.	2.565%	2/15/2030	26,029	24,172
	Otis Worldwide Corp.	5.125%	11/19/2031	2,361	2,395
	Otis Worldwide Corp.	5.131%	9/4/2035	4,877	4,857
	Otis Worldwide Corp.	3.112%	2/15/2040	16,928	13,009
	Otis Worldwide Corp.	3.362%	2/15/2050	6,625	4,634
	PACCAR Financial Corp.	4.450%	8/6/2027	12,823	12,867
	PACCAR Financial Corp.	4.550%	3/3/2028	6,990	7,015
	PACCAR Financial Corp.	4.000%	8/8/2028	12,362	12,281
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	3,087	3,122
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	7,779	7,723
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	5,308	5,340
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	4,437	4,387
[1]	PACCAR Financial Corp.	4.300%	6/18/2029	5,072	5,056
	PACCAR Financial Corp.	4.000%	9/26/2029	10,010	9,905
	PACCAR Financial Corp.	4.550%	5/8/2030	1,180	1,187
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	6,715	6,784
	Parker-Hannifin Corp.	3.250%	6/14/2029	15,533	14,994
	Parker-Hannifin Corp.	4.500%	9/15/2029	15,485	15,477
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	9,433	9,012
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	4,389	4,819
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	9,462	8,325
	Parker-Hannifin Corp.	4.100%	3/1/2047	7,152	5,860
	Parker-Hannifin Corp.	4.000%	6/14/2049	11,966	9,535
	Pentair Finance Sarl	4.500%	7/1/2029	6,166	6,132
	Pentair Finance Sarl	5.900%	7/15/2032	5,315	5,513
	Precision Castparts Corp.	3.900%	1/15/2043	6,570	5,428
	Precision Castparts Corp.	4.375%	6/15/2045	6,447	5,549
	Regal Rexnord Corp.	6.050%	4/15/2028	14,075	14,365
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	14,960	15,601
	Regal Rexnord Corp.	6.400%	4/15/2033	17,832	18,925
	Republic Services Inc.	3.375%	11/15/2027	4,006	3,956
	Republic Services Inc.	3.950%	5/15/2028	5,982	5,932
	Republic Services Inc.	4.875%	4/1/2029	4,020	4,055
	Republic Services Inc.	5.000%	11/15/2029	9,934	10,067
	Republic Services Inc.	2.300%	3/1/2030	11,448	10,567
	Republic Services Inc.	4.750%	7/15/2030	3,387	3,405
	Republic Services Inc.	1.450%	2/15/2031	10,530	9,131
	Republic Services Inc.	4.750%	7/15/2031	6,365	6,379
	Republic Services Inc.	1.750%	2/15/2032	5,334	4,561
	Republic Services Inc.	5.000%	4/1/2034	20,019	20,121
	Republic Services Inc.	5.150%	3/15/2035	11,856	12,035
	Republic Services Inc.	5.000%	7/15/2036	5,231	5,191
	Republic Services Inc.	6.200%	3/1/2040	5,223	5,663
	Republic Services Inc.	5.700%	5/15/2041	9,457	9,782
	Republic Services Inc.	3.050%	3/1/2050	5,253	3,528
	Rockwell Automation Inc.	3.500%	3/1/2029	8,836	8,636
	Rockwell Automation Inc.	1.750%	8/15/2031	9,081	7,886
	Rockwell Automation Inc.	4.200%	3/1/2049	9,452	7,848
	Rockwell Automation Inc.	2.800%	8/15/2061	7,017	4,057
	RTX Corp.	7.200%	8/15/2027	6,020	6,208
	RTX Corp.	4.125%	11/16/2028	54,142	53,726
	RTX Corp.	5.750%	1/15/2029	3,956	4,075
	RTX Corp.	2.250%	7/1/2030	28,406	26,001
	RTX Corp.	6.000%	3/15/2031	7,465	7,878
	RTX Corp.	1.900%	9/1/2031	17,899	15,642
	RTX Corp.	2.375%	3/15/2032	14,867	13,137
	RTX Corp.	5.150%	2/27/2033	17,308	17,628
	RTX Corp.	6.100%	3/15/2034	26,221	28,132
	RTX Corp.	5.400%	5/1/2035	7,045	7,255

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.050%	6/1/2036	15,108	16,252
	RTX Corp.	6.125%	7/15/2038	9,337	10,058
	RTX Corp.	4.450%	11/16/2038	17,090	15,900
	RTX Corp.	4.700%	12/15/2041	9,746	8,993
	RTX Corp.	4.500%	6/1/2042	41,827	37,428
	RTX Corp.	4.800%	12/15/2043	15,194	13,845
	RTX Corp.	4.150%	5/15/2045	15,434	12,772
	RTX Corp.	3.750%	11/1/2046	14,739	11,293
	RTX Corp.	4.350%	4/15/2047	17,468	14,589
	RTX Corp.	4.050%	5/4/2047	8,274	6,641
	RTX Corp.	4.625%	11/16/2048	6,157	5,345
	RTX Corp.	3.125%	7/1/2050	10,007	6,678
	RTX Corp.	2.820%	9/1/2051	14,008	8,692
	RTX Corp.	3.030%	3/15/2052	15,364	9,910
	RTX Corp.	5.375%	2/27/2053	24,661	23,615
	RTX Corp.	6.400%	3/15/2054	23,172	25,436
[1]	Ryder System Inc.	5.650%	3/1/2028	10,613	10,799
[1]	Ryder System Inc.	5.250%	6/1/2028	10,608	10,745
	Ryder System Inc.	6.300%	12/1/2028	4,725	4,899
[1]	Ryder System Inc.	5.375%	3/15/2029	13,780	14,066
[1]	Ryder System Inc.	5.500%	6/1/2029	3,975	4,065
[1]	Ryder System Inc.	4.950%	9/1/2029	2,785	2,806
[1]	Ryder System Inc.	4.900%	12/1/2029	14,645	14,753
	Ryder System Inc.	5.000%	3/15/2030	2,354	2,376
[1]	Ryder System Inc.	4.850%	6/15/2030	6,950	6,986
	Ryder System Inc.	4.300%	12/1/2030	3,550	3,498
	Ryder System Inc.	6.600%	12/1/2033	12,180	13,289
	Southwest Airlines Co.	3.450%	11/16/2027	4,288	4,224
	Southwest Airlines Co.	4.375%	11/15/2028	5,430	5,385
	Southwest Airlines Co.	2.625%	2/10/2030	7,313	6,767
	Southwest Airlines Co.	5.250%	11/15/2035	6,536	6,318
	Teledyne Technologies Inc.	2.250%	4/1/2028	4,347	4,179
	Teledyne Technologies Inc.	2.750%	4/1/2031	19,393	17,720
	Textron Inc.	3.375%	3/1/2028	9,679	9,499
	Textron Inc.	3.900%	9/17/2029	4,700	4,578
	Textron Inc.	2.450%	3/15/2031	8,831	7,969
	Textron Inc.	6.100%	11/15/2033	5,630	5,959
	Textron Inc.	5.500%	5/15/2035	6,555	6,668
	Textron Inc.	4.950%	3/15/2036	8,075	7,860
	Timken Co.	4.500%	12/15/2028	11,095	11,035
	Timken Co.	4.125%	4/1/2032	7,722	7,335
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	11,191	10,998
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,214	6,345
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	5,841	5,900
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	1,928	1,722
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	5,697	4,879
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	11,474	11,330
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	7,520	7,741
	Trimble Inc.	4.900%	6/15/2028	9,655	9,657
	Triton Container International Ltd.	3.250%	3/15/2032	11,607	10,390
	Triton Container International Ltd.	5.150%	2/15/2033	5,445	5,340
	Tyco Electronics Group SA	3.125%	8/15/2027	16,552	16,348
	Tyco Electronics Group SA	4.500%	2/9/2031	4,750	4,717
	Tyco Electronics Group SA	2.500%	2/4/2032	8,949	7,939
	Tyco Electronics Group SA	4.875%	2/9/2036	6,724	6,586
	Tyco Electronics Group SA	7.125%	10/1/2037	10,140	11,629
	Union Pacific Corp.	3.950%	9/10/2028	7,942	7,868
	Union Pacific Corp.	3.700%	3/1/2029	9,947	9,767
	Union Pacific Corp.	2.400%	2/5/2030	6,338	5,891
	Union Pacific Corp.	2.375%	5/20/2031	2,808	2,536
	Union Pacific Corp.	2.800%	2/14/2032	5,320	4,842
	Union Pacific Corp.	3.375%	2/1/2035	11,803	10,502
	Union Pacific Corp.	5.100%	2/20/2035	8,622	8,751
	Union Pacific Corp.	2.891%	4/6/2036	4,713	3,968
	Union Pacific Corp.	3.600%	9/15/2037	3,081	2,695
	Union Pacific Corp.	3.200%	5/20/2041	16,181	12,575
	Union Pacific Corp.	4.050%	11/15/2045	5,120	4,172
	Union Pacific Corp.	4.050%	3/1/2046	6,124	4,969
	Union Pacific Corp.	3.350%	8/15/2046	7,669	5,538
	Union Pacific Corp.	4.000%	4/15/2047	787	625

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	4.500%	9/10/2048	400	340
	Union Pacific Corp.	3.250%	2/5/2050	29,180	20,093
	Union Pacific Corp.	3.799%	10/1/2051	2,899	2,177
	Union Pacific Corp.	2.950%	3/10/2052	20,878	13,294
	Union Pacific Corp.	3.500%	2/14/2053	15,631	11,029
	Union Pacific Corp.	4.950%	5/15/2053	655	589
	Union Pacific Corp.	5.600%	12/1/2054	4,017	3,983
	Union Pacific Corp.	3.950%	8/15/2059	6,006	4,447
	Union Pacific Corp.	3.839%	3/20/2060	24,675	17,778
	Union Pacific Corp.	3.550%	5/20/2061	9,892	6,694
	Union Pacific Corp.	2.973%	9/16/2062	14,400	8,418
	Union Pacific Corp.	4.100%	9/15/2067	8,050	5,952
	Union Pacific Corp.	3.750%	2/5/2070	9,711	6,621
	Union Pacific Corp.	3.799%	4/6/2071	26,214	18,036
	Union Pacific Corp.	3.850%	2/14/2072	6,711	4,697
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	9,030	9,136
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	20,557	21,334
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	11,648	11,684
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,389	2,342
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	17,113	16,760
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	4,423	4,257
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	5,872	5,698
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	4,284	3,904
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	18,349	18,657
	United Parcel Service Inc.	3.050%	11/15/2027	15,286	15,052
	United Parcel Service Inc.	3.400%	3/15/2029	12,719	12,389
	United Parcel Service Inc.	2.500%	9/1/2029	8,918	8,409
	United Parcel Service Inc.	4.650%	10/15/2030	3,905	3,933
	United Parcel Service Inc.	4.875%	3/3/2033	15,415	15,596
	United Parcel Service Inc.	5.150%	5/22/2034	10,660	10,884
	United Parcel Service Inc.	5.250%	5/14/2035	4,449	4,539
	United Parcel Service Inc.	6.200%	1/15/2038	12,738	13,822
	United Parcel Service Inc.	5.200%	4/1/2040	4,060	4,010
	United Parcel Service Inc.	4.875%	11/15/2040	8,246	7,810
	United Parcel Service Inc.	3.625%	10/1/2042	9,084	7,214
	United Parcel Service Inc.	3.400%	11/15/2046	2,955	2,135
	United Parcel Service Inc.	3.750%	11/15/2047	14,415	10,930
	United Parcel Service Inc.	4.250%	3/15/2049	14,250	11,567
	United Parcel Service Inc.	3.400%	9/1/2049	5,369	3,768
	United Parcel Service Inc.	5.300%	4/1/2050	8,291	7,867
	United Parcel Service Inc.	5.050%	3/3/2053	13,008	11,740
	United Parcel Service Inc.	5.950%	5/14/2055	12,273	12,540
	United Parcel Service Inc.	5.600%	5/22/2064	12,778	12,307
	United Parcel Service Inc.	6.050%	5/14/2065	7,827	8,026
	Valmont Industries Inc.	5.000%	10/1/2044	6,645	6,028
	Valmont Industries Inc.	5.250%	10/1/2054	5,705	5,332
	Veralto Corp.	5.350%	9/18/2028	10,204	10,347
	Veralto Corp.	4.850%	1/15/2032	11,175	11,160
	Veralto Corp.	5.450%	9/18/2033	10,250	10,513
	Vertiv Holdings Co.	4.850%	3/15/2036	5,605	5,447
	Vertiv Holdings Co.	5.650%	3/15/2046	6,915	6,763
	Vertiv Holdings Co.	5.800%	3/15/2056	5,295	5,212
	Vertiv Holdings Co.	5.950%	3/15/2066	4,665	4,614
	Vontier Corp.	2.400%	4/1/2028	8,545	8,205
	Vontier Corp.	2.950%	4/1/2031	8,548	7,745
	Waste Connections Inc.	4.250%	12/1/2028	6,671	6,629
	Waste Connections Inc.	3.500%	5/1/2029	11,142	10,854
	Waste Connections Inc.	2.600%	2/1/2030	11,085	10,372
	Waste Connections Inc.	2.200%	1/15/2032	15,869	13,889
	Waste Connections Inc.	4.200%	1/15/2033	11,182	10,748
	Waste Connections Inc.	5.000%	3/1/2034	9,976	9,960
	Waste Connections Inc.	5.250%	9/1/2035	5,815	5,889
	Waste Connections Inc.	4.800%	7/15/2036	13,612	13,258
	Waste Connections Inc.	3.050%	4/1/2050	6,595	4,413
	Waste Connections Inc.	2.950%	1/15/2052	10,980	7,048
	Waste Management Inc.	4.950%	7/3/2027	8,180	8,232
	Waste Management Inc.	3.150%	11/15/2027	18,840	18,552
	Waste Management Inc.	4.500%	3/15/2028	12,584	12,616
	Waste Management Inc.	4.875%	2/15/2029	15,461	15,613
	Waste Management Inc.	2.000%	6/1/2029	6,341	5,915

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Waste Management Inc.	4.650%	3/15/2030	10,790	10,823
Waste Management Inc.	1.500%	3/15/2031	20,494	17,811
Waste Management Inc.	4.950%	7/3/2031	8,891	9,018
Waste Management Inc.	4.800%	3/15/2032	14,570	14,646
Waste Management Inc.	4.625%	2/15/2033	9,372	9,303
Waste Management Inc.	4.875%	2/15/2034	18,778	18,863
Waste Management Inc.	4.950%	3/15/2035	22,310	22,275
Waste Management Inc.	2.950%	6/1/2041	10,242	7,727
Waste Management Inc.	2.500%	11/15/2050	12,143	7,280
Waste Management Inc.	5.350%	10/15/2054	7,222	6,976
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	18,365	18,390
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,895	2,913
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	4,125	4,209
WW Grainger Inc.	4.450%	9/15/2034	21,076	20,456
WW Grainger Inc.	3.750%	5/15/2046	5,968	4,685
WW Grainger Inc.	4.200%	5/15/2047	5,625	4,672
Xylem Inc.	1.950%	1/30/2028	20,249	19,467
Xylem Inc.	2.250%	1/30/2031	7,280	6,559
Xylem Inc.	5.200%	6/1/2033	2,941	2,980
Xylem Inc.	5.450%	6/1/2036	2,877	2,930
Xylem Inc.	4.375%	11/1/2046	6,760	5,639
				6,940,342
Materials (0.7%)
Air Products and Chemicals Inc.	2.050%	5/15/2030	11,125	10,128
Air Products and Chemicals Inc.	4.750%	2/8/2031	6,710	6,751
Air Products and Chemicals Inc.	4.800%	3/3/2033	4,778	4,800
Air Products and Chemicals Inc.	4.850%	2/8/2034	19,471	19,415
Air Products and Chemicals Inc.	2.700%	5/15/2040	13,173	9,738
Air Products and Chemicals Inc.	2.800%	5/15/2050	13,041	8,226
Albemarle Corp.	5.050%	6/1/2032	2,852	2,841
Amcor Finance USA Inc.	5.625%	5/26/2033	8,649	8,891
Amcor Flexibles North America Inc.	4.800%	3/17/2028	5,764	5,782
Amcor Flexibles North America Inc.	4.250%	3/8/2029	13,020	12,896
Amcor Flexibles North America Inc.	5.100%	3/17/2030	6,796	6,865
Amcor Flexibles North America Inc.	2.630%	6/19/2030	15,767	14,550
Amcor Flexibles North America Inc.	2.690%	5/25/2031	6,518	5,902
Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,355	9,509
Amcor Flexibles North America Inc.	5.125%	3/12/2036	10,159	9,972
Amcor Group Finance plc	5.450%	5/23/2029	5,235	5,339
Amrize Finance US LLC	4.700%	4/7/2028	2,338	2,341
Amrize Finance US LLC	4.950%	4/7/2030	7,057	7,102
Amrize Finance US LLC	5.400%	4/7/2035	5,250	5,332
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	8,009	7,580
AptarGroup Inc.	4.750%	3/30/2031	6,810	6,747
ArcelorMittal SA	6.550%	11/29/2027	19,037	19,495
ArcelorMittal SA	4.250%	7/16/2029	7,657	7,549
ArcelorMittal SA	6.800%	11/29/2032	13,650	14,986
ArcelorMittal SA	6.000%	6/17/2034	8,785	9,182
ArcelorMittal SA	5.375%	5/19/2036	12,950	12,834
ArcelorMittal SA	7.000%	10/15/2039	8,855	9,791
ArcelorMittal SA	6.750%	3/1/2041	8,951	9,647
ArcelorMittal SA	6.350%	6/17/2054	2,555	2,671
Barrick Mining Corp.	6.450%	10/15/2035	3,095	3,395
Barrick North America Finance LLC	5.700%	5/30/2041	12,529	12,648
Barrick North America Finance LLC	5.750%	5/1/2043	11,678	11,777
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	14,644	15,180
Berry Global Inc.	5.500%	4/15/2028	6,645	6,746
Berry Global Inc.	5.800%	6/15/2031	33,078	34,302
Berry Global Inc.	5.650%	1/15/2034	25,037	25,631
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	13,101	13,169
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	8,585	8,690
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	9,708	9,828
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	12,775	13,052
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	16,810	17,161
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	7,942	8,093
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	18,830	18,778
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	15,301	13,181
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	32,596	30,731
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	10,010	9,856

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	5,375	5,457
	Cabot Corp.	4.000%	7/1/2029	5,388	5,269
	Carlisle Cos. Inc.	3.750%	12/1/2027	7,885	7,800
	Carlisle Cos. Inc.	2.750%	3/1/2030	16,948	15,822
	Carlisle Cos. Inc.	5.250%	9/15/2035	1,937	1,931
	Carlisle Cos. Inc.	5.550%	9/15/2040	4,300	4,270
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,585	5,501
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	6,205	5,429
	Cemex SAB de CV	5.750%	6/5/2036	13,039	12,984
	CF Industries Inc.	5.150%	3/15/2034	13,355	13,227
	CF Industries Inc.	5.300%	11/26/2035	9,645	9,611
	CF Industries Inc.	4.950%	6/1/2043	9,790	8,824
	CF Industries Inc.	5.375%	3/15/2044	10,458	9,797
	CRH America Finance Inc.	4.400%	2/9/2031	9,198	9,058
	CRH America Finance Inc.	5.400%	5/21/2034	13,819	14,020
	CRH America Finance Inc.	5.500%	1/9/2035	17,400	17,690
	CRH America Finance Inc.	5.000%	2/9/2036	12,644	12,371
	CRH America Finance Inc.	5.875%	1/9/2055	5,085	5,129
	CRH America Finance Inc.	5.600%	2/9/2056	4,920	4,805
	CRH SMW Finance DAC	5.200%	5/21/2029	12,550	12,723
	CRH SMW Finance DAC	5.125%	1/9/2030	12,990	13,160
	Dow Chemical Co.	4.800%	11/30/2028	10,127	10,152
	Dow Chemical Co.	7.375%	11/1/2029	5,415	5,827
	Dow Chemical Co.	2.100%	11/15/2030	11,590	10,235
	Dow Chemical Co.	4.250%	10/1/2034	14,635	13,298
	Dow Chemical Co.	5.350%	3/15/2035	5,285	5,200
	Dow Chemical Co.	9.400%	5/15/2039	13,905	18,014
	Dow Chemical Co.	5.250%	11/15/2041	23,193	20,898
	Dow Chemical Co.	4.375%	11/15/2042	19,678	15,875
	Dow Chemical Co.	4.625%	10/1/2044	4,670	3,813
	Dow Chemical Co.	5.550%	11/30/2048	15,680	13,887
	Dow Chemical Co.	4.800%	5/15/2049	10,008	8,010
	Dow Chemical Co.	3.600%	11/15/2050	16,165	10,692
	Dow Chemical Co.	6.900%	5/15/2053	7,280	7,595
[6]	DuPont de Nemours Inc.	4.725%	11/15/2028	11,531	11,521
	Eagle Materials Inc.	2.500%	7/1/2031	7,665	6,851
	Eagle Materials Inc.	5.000%	3/15/2036	6,097	5,891
	Eastman Chemical Co.	4.500%	12/1/2028	3,119	3,104
	Eastman Chemical Co.	5.000%	8/1/2029	5,837	5,865
	Eastman Chemical Co.	4.500%	2/20/2031	9,800	9,610
	Eastman Chemical Co.	5.625%	2/20/2034	28,133	28,641
	Eastman Chemical Co.	4.800%	9/1/2042	7,737	6,886
	Eastman Chemical Co.	4.650%	10/15/2044	14,148	12,097
	Ecolab Inc.	3.250%	12/1/2027	5,520	5,442
	Ecolab Inc.	5.250%	1/15/2028	3,126	3,165
	Ecolab Inc.	4.300%	6/15/2028	3,070	3,064
	Ecolab Inc.	4.600%	6/15/2029	12,407	12,427
	Ecolab Inc.	4.800%	6/15/2031	16,700	16,775
	Ecolab Inc.	2.125%	2/1/2032	7,676	6,724
	Ecolab Inc.	5.150%	6/15/2033	12,734	12,907
	Ecolab Inc.	5.000%	9/1/2035	3,135	3,127
	Ecolab Inc.	5.350%	6/15/2036	24,253	24,663
	Ecolab Inc.	2.125%	8/15/2050	9,145	4,949
	Ecolab Inc.	2.700%	12/15/2051	8,962	5,462
	Ecolab Inc.	2.750%	8/18/2055	2,591	1,539
	EIDP Inc.	2.300%	7/15/2030	7,834	7,221
	EIDP Inc.	5.125%	5/15/2032	2,500	2,528
	EIDP Inc.	4.800%	5/15/2033	12,610	12,444
	Freeport-McMoRan Inc.	5.000%	9/1/2027	6,224	6,228
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,642	7,575
	Freeport-McMoRan Inc.	4.375%	8/1/2028	10,842	10,769
	Freeport-McMoRan Inc.	5.250%	9/1/2029	10,900	10,966
	Freeport-McMoRan Inc.	4.250%	3/1/2030	10,999	10,807
	Freeport-McMoRan Inc.	4.625%	8/1/2030	10,799	10,723
	Freeport-McMoRan Inc.	5.400%	11/14/2034	9,795	9,964
	Freeport-McMoRan Inc.	5.450%	3/15/2043	37,076	35,857
	Georgia-Pacific LLC	7.750%	11/15/2029	9,160	10,036
	Georgia-Pacific LLC	8.875%	5/15/2031	5,303	6,237
	Gerdau Trade Inc.	5.750%	6/9/2035	7,115	7,278
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,162	4,150

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	6,737	5,937
	International Paper Co.	5.000%	9/15/2035	6,332	6,212
	International Paper Co.	6.000%	11/15/2041	12,083	12,162
	International Paper Co.	4.800%	6/15/2044	16,217	13,956
	International Paper Co.	4.400%	8/15/2047	6,924	5,530
	International Paper Co.	4.350%	8/15/2048	9,967	7,865
	Kinross Gold Corp.	6.250%	7/15/2033	7,307	7,714
	Linde Inc.	1.100%	8/10/2030	12,559	10,994
	Linde Inc.	3.550%	11/7/2042	5,010	3,994
	Linde Inc.	2.000%	8/10/2050	11,341	6,074
	Lubrizol Corp.	6.500%	10/1/2034	8,452	9,370
	LYB International Finance BV	5.250%	7/15/2043	9,392	8,279
	LYB International Finance BV	4.875%	3/15/2044	19,133	16,057
	LYB International Finance III LLC	2.250%	10/1/2030	9,101	8,130
	LYB International Finance III LLC	5.125%	1/15/2031	1,721	1,716
	LYB International Finance III LLC	5.625%	5/15/2033	4,153	4,179
	LYB International Finance III LLC	5.500%	3/1/2034	10,880	10,788
	LYB International Finance III LLC	6.150%	5/15/2035	7,810	7,998
	LYB International Finance III LLC	5.875%	1/15/2036	7,730	7,754
	LYB International Finance III LLC	3.375%	10/1/2040	8,429	6,162
	LYB International Finance III LLC	4.200%	10/15/2049	12,569	9,144
	LYB International Finance III LLC	4.200%	5/1/2050	19,001	13,802
	LYB International Finance III LLC	3.800%	10/1/2060	10,632	6,730
	LyondellBasell Industries NV	4.625%	2/26/2055	16,627	12,683
	Martin Marietta Materials Inc.	3.500%	12/15/2027	14,255	14,054
[1]	Martin Marietta Materials Inc.	2.500%	3/15/2030	8,922	8,246
	Martin Marietta Materials Inc.	2.400%	7/15/2031	10,618	9,449
	Martin Marietta Materials Inc.	5.150%	12/1/2034	3,085	3,086
	Martin Marietta Materials Inc.	4.250%	12/15/2047	12,430	10,093
	Martin Marietta Materials Inc.	3.200%	7/15/2051	16,857	11,123
	Martin Marietta Materials Inc.	5.500%	12/1/2054	3,630	3,475
	Mosaic Co.	4.050%	11/15/2027	10,141	10,074
	Mosaic Co.	5.375%	11/15/2028	5,895	5,975
	Mosaic Co.	4.350%	1/15/2029	8,507	8,430
	Mosaic Co.	4.600%	11/15/2030	7,615	7,529
	Mosaic Co.	5.450%	11/15/2033	11,033	11,159
	Mosaic Co.	4.875%	11/15/2041	4,236	3,813
	Mosaic Co.	5.625%	11/15/2043	6,167	5,847
	NewMarket Corp.	2.700%	3/18/2031	5,250	4,760
	Newmont Corp.	2.600%	7/15/2032	15,623	13,991
	Newmont Corp.	5.350%	3/15/2034	59,370	60,832
[1]	Newmont Corp.	5.875%	4/1/2035	6,019	6,357
	Newmont Corp.	5.450%	6/9/2044	6,529	6,386
	Nucor Corp.	2.700%	6/1/2030	9,091	8,459
	Nucor Corp.	4.650%	6/1/2030	5,265	5,270
	Nucor Corp.	3.125%	4/1/2032	18,025	16,546
	Nucor Corp.	5.100%	6/1/2035	12,197	12,258
	Nucor Corp.	6.400%	12/1/2037	5,263	5,777
	Nucor Corp.	2.979%	12/15/2055	23,437	14,646
	Nutrien Ltd.	4.900%	3/27/2028	7,048	7,078
	Nutrien Ltd.	4.200%	4/1/2029	5,190	5,136
	Nutrien Ltd.	2.950%	5/13/2030	3,937	3,692
	Nutrien Ltd.	4.850%	5/29/2031	7,825	7,815
	Nutrien Ltd.	5.250%	3/12/2032	23,092	23,450
	Nutrien Ltd.	5.400%	6/21/2034	18,487	18,731
	Nutrien Ltd.	4.125%	3/15/2035	11,275	10,371
	Nutrien Ltd.	5.350%	5/29/2036	3,800	3,791
	Nutrien Ltd.	5.875%	12/1/2036	2,517	2,605
	Nutrien Ltd.	5.625%	12/1/2040	5,970	5,956
	Nutrien Ltd.	4.900%	6/1/2043	8,067	7,266
	Nutrien Ltd.	5.250%	1/15/2045	20,760	19,451
	Nutrien Ltd.	5.000%	4/1/2049	8,940	7,962
	Nutrien Ltd.	5.800%	3/27/2053	31,356	31,124
	Packaging Corp. of America	3.400%	12/15/2027	7,537	7,427
	Packaging Corp. of America	3.000%	12/15/2029	15,146	14,340
	Packaging Corp. of America	5.200%	8/15/2035	2,286	2,285
	Packaging Corp. of America	4.050%	12/15/2049	4,272	3,327
	Packaging Corp. of America	3.050%	10/1/2051	9,666	6,247
	PPG Industries Inc.	2.550%	6/15/2030	6,984	6,471
	PPG Industries Inc.	4.375%	3/15/2031	14,825	14,577

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reliance Inc.	2.150%	8/15/2030	8,665	7,802
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	6,992	7,716
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	11,290	11,873
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	17,252	10,637
	Rio Tinto Finance USA plc	4.500%	3/14/2028	7,953	7,968
	Rio Tinto Finance USA plc	4.875%	3/14/2030	9,806	9,897
	Rio Tinto Finance USA plc	5.000%	3/14/2032	3,616	3,654
	Rio Tinto Finance USA plc	5.000%	3/9/2033	6,630	6,684
	Rio Tinto Finance USA plc	5.250%	3/14/2035	13,126	13,332
	Rio Tinto Finance USA plc	4.750%	3/22/2042	12,283	11,341
	Rio Tinto Finance USA plc	4.125%	8/21/2042	12,488	10,653
	Rio Tinto Finance USA plc	5.125%	3/9/2053	13,340	12,363
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,339	4,409
	RPM International Inc.	4.550%	3/1/2029	5,306	5,289
	RPM International Inc.	2.950%	1/15/2032	4,182	3,766
	RPM International Inc.	5.250%	6/1/2045	4,437	4,120
	RPM International Inc.	4.250%	1/15/2048	4,465	3,591
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	7,045	7,045
	Sherwin-Williams Co.	4.300%	8/15/2028	450	448
	Sherwin-Williams Co.	2.950%	8/15/2029	22,792	21,691
	Sherwin-Williams Co.	2.300%	5/15/2030	4,903	4,485
	Sherwin-Williams Co.	4.800%	9/1/2031	5,075	5,081
	Sherwin-Williams Co.	2.200%	3/15/2032	6,295	5,497
	Sherwin-Williams Co.	5.150%	8/15/2035	4,920	4,927
	Sherwin-Williams Co.	4.000%	12/15/2042	2,737	2,225
	Sherwin-Williams Co.	4.550%	8/1/2045	5,046	4,334
	Sherwin-Williams Co.	4.500%	6/1/2047	25,682	21,600
	Sherwin-Williams Co.	3.800%	8/15/2049	7,588	5,719
	Sherwin-Williams Co.	3.300%	5/15/2050	7,066	4,778
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	10,833	10,984
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	19,435	19,693
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	38,319	38,296
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	10,855	10,975
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	25,007	24,780
	Sonoco Products Co.	4.600%	9/1/2029	40,880	40,630
	Sonoco Products Co.	3.125%	5/1/2030	10,515	9,878
	Sonoco Products Co.	5.000%	9/1/2034	8,953	8,771
	Southern Copper Corp.	7.500%	7/27/2035	14,573	16,734
	Southern Copper Corp.	5.350%	6/24/2036	5,000	4,966
	Southern Copper Corp.	6.750%	4/16/2040	20,725	22,865
	Southern Copper Corp.	5.250%	11/8/2042	21,973	20,692
	Southern Copper Corp.	5.875%	4/23/2045	15,509	15,542
	Steel Dynamics Inc.	1.650%	10/15/2027	4,485	4,325
	Steel Dynamics Inc.	4.000%	12/15/2028	4,450	4,384
	Steel Dynamics Inc.	3.450%	4/15/2030	13,318	12,702
	Steel Dynamics Inc.	3.250%	1/15/2031	8,499	7,969
	Steel Dynamics Inc.	5.375%	8/15/2034	5,535	5,597
	Steel Dynamics Inc.	5.250%	5/15/2035	19,519	19,567
	Steel Dynamics Inc.	3.250%	10/15/2050	6,375	4,290
	Steel Dynamics Inc.	5.750%	5/15/2055	4,110	4,079
	Suzano Austria GmbH	2.500%	9/15/2028	6,420	6,091
	Suzano Austria GmbH	6.000%	1/15/2029	30,992	31,498
	Suzano Austria GmbH	5.000%	1/15/2030	16,672	16,442
	Suzano Austria GmbH	3.750%	1/15/2031	10,205	9,572
	Suzano Austria GmbH	3.125%	1/15/2032	10,965	9,721
	Suzano Netherlands BV	5.500%	1/15/2036	18,505	18,011
	Vale Overseas Ltd.	3.750%	7/8/2030	21,861	20,823
	Vale Overseas Ltd.	6.125%	6/12/2033	23,049	24,186
	Vale Overseas Ltd.	8.250%	1/17/2034	6,268	7,365
	Vale Overseas Ltd.	6.875%	11/21/2036	12,751	14,185
	Vale Overseas Ltd.	6.875%	11/10/2039	11,149	12,396
	Vale Overseas Ltd.	6.400%	6/28/2054	8,837	8,993
	Vale SA	5.625%	9/11/2042	19,778	19,471
	Vulcan Materials Co.	4.950%	12/1/2029	2,485	2,506
	Vulcan Materials Co.	3.500%	6/1/2030	10,192	9,753
	Vulcan Materials Co.	5.350%	12/1/2034	8,755	8,885
	Vulcan Materials Co.	4.500%	6/15/2047	9,249	7,894
	Vulcan Materials Co.	5.700%	12/1/2054	14,555	14,443
	Westlake Corp.	5.550%	11/15/2035	5,968	5,914
	Westlake Corp.	2.875%	8/15/2041	5,110	3,517

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westlake Corp.	5.000%	8/15/2046	12,934	11,127
Westlake Corp.	4.375%	11/15/2047	3,790	2,940
Westlake Corp.	3.125%	8/15/2051	8,862	5,441
Westlake Corp.	6.375%	11/15/2055	20,470	20,177
Westlake Corp.	3.375%	8/15/2061	7,340	4,388
WestRock MWV LLC	8.200%	1/15/2030	11,445	12,677
WestRock MWV LLC	7.950%	2/15/2031	4,486	5,034
WRKCo Inc.	4.000%	3/15/2028	13,035	12,908
WRKCo Inc.	3.900%	6/1/2028	8,363	8,252
WRKCo Inc.	4.900%	3/15/2029	19,002	19,069
WRKCo Inc.	4.200%	6/1/2032	3,870	3,714
WRKCo Inc.	3.000%	6/15/2033	8,224	7,236
Yamana Gold Inc.	2.630%	8/15/2031	6,267	5,587
				2,771,774
Real Estate (0.9%)
Agree LP	2.000%	6/15/2028	7,787	7,411
Agree LP	4.800%	10/1/2032	3,969	3,921
Agree LP	2.600%	6/15/2033	5,251	4,483
Agree LP	5.625%	6/15/2034	4,726	4,848
Agree LP	5.600%	6/15/2035	7,255	7,437
Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	7,248	7,172
Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	4,567	4,517
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	9,065	8,453
Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	13,559	13,414
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	13,228	13,204
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	14,804	13,634
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	12,434	10,470
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	17,933	14,624
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	12,059	10,235
Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	8,341	7,921
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	4,641	4,636
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	7,293	7,162
Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	6,071	5,172
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	7,056	5,272
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	8,372	5,795
Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	6,342	5,590
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	12,191	11,504
American Assets Trust LP	3.375%	2/1/2031	8,031	7,336
American Assets Trust LP	6.150%	10/1/2034	8,910	9,055
American Homes 4 Rent LP	4.250%	2/15/2028	9,110	9,044
American Homes 4 Rent LP	4.900%	2/15/2029	8,998	9,028
American Homes 4 Rent LP	3.625%	4/15/2032	10,020	9,302
American Homes 4 Rent LP	5.500%	2/1/2034	9,002	9,111
American Homes 4 Rent LP	5.500%	7/15/2034	6,794	6,870
American Homes 4 Rent LP	5.250%	3/15/2035	7,171	7,140
American Homes 4 Rent LP	3.375%	7/15/2051	3,132	2,111
American Tower Corp.	3.550%	7/15/2027	11,982	11,877
American Tower Corp.	3.600%	1/15/2028	4,202	4,142
American Tower Corp.	1.500%	1/31/2028	10,389	9,902
American Tower Corp.	5.250%	7/15/2028	2,456	2,485
American Tower Corp.	5.200%	2/15/2029	10,321	10,457
American Tower Corp.	3.950%	3/15/2029	11,674	11,458
American Tower Corp.	3.800%	8/15/2029	24,653	24,040
American Tower Corp.	2.900%	1/15/2030	16,285	15,302
American Tower Corp.	5.000%	1/31/2030	5,525	5,566
American Tower Corp.	4.900%	3/15/2030	8,195	8,232
American Tower Corp.	2.100%	6/15/2030	13,206	11,938
American Tower Corp.	1.875%	10/15/2030	15,071	13,364
American Tower Corp.	2.700%	4/15/2031	8,425	7,665
American Tower Corp.	2.300%	9/15/2031	12,151	10,720
American Tower Corp.	4.050%	3/15/2032	9,865	9,445
American Tower Corp.	5.550%	7/15/2033	24,054	24,683
American Tower Corp.	5.900%	11/15/2033	10,120	10,558
American Tower Corp.	5.450%	2/15/2034	8,812	8,950
American Tower Corp.	5.400%	1/31/2035	18,149	18,359
American Tower Corp.	5.350%	3/15/2035	6,375	6,415
American Tower Corp.	2.950%	1/15/2051	18,828	11,814
Americold Realty Operating Partnership LP	5.600%	5/15/2032	4,510	4,523
Americold Realty Operating Partnership LP	5.409%	9/12/2034	6,650	6,463

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	7,258	7,124
	AvalonBay Communities Inc.	1.900%	12/1/2028	5,155	4,849
[1]	AvalonBay Communities Inc.	3.300%	6/1/2029	4,573	4,416
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	8,345	7,693
	AvalonBay Communities Inc.	4.350%	12/1/2030	5,731	5,667
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	3,391	3,090
	AvalonBay Communities Inc.	2.050%	1/15/2032	10,262	8,971
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,946	7,008
	AvalonBay Communities Inc.	5.350%	6/1/2034	5,600	5,727
	AvalonBay Communities Inc.	5.000%	8/1/2035	5,300	5,268
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	5,045	3,978
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	969	787
[1]	AvalonBay Communities Inc.	4.350%	4/15/2048	4,355	3,625
	Boston Properties LP	4.500%	12/1/2028	4,817	4,788
	Boston Properties LP	3.400%	6/21/2029	9,115	8,762
	Boston Properties LP	2.900%	3/15/2030	13,543	12,621
	Boston Properties LP	3.250%	1/30/2031	8,343	7,740
	Boston Properties LP	2.550%	4/1/2032	1,483	1,291
	Boston Properties LP	2.450%	10/1/2033	20,234	16,640
	Boston Properties LP	6.500%	1/15/2034	5,885	6,236
	Boston Properties LP	5.750%	1/15/2035	6,780	6,851
	Brixmor Operating Partnership LP	2.250%	4/1/2028	6,371	6,121
	Brixmor Operating Partnership LP	4.125%	5/15/2029	9,268	9,131
	Brixmor Operating Partnership LP	4.050%	7/1/2030	10,804	10,496
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,114	9,005
	Brixmor Operating Partnership LP	5.200%	4/1/2032	3,235	3,254
	Brixmor Operating Partnership LP	5.750%	2/15/2035	5,125	5,306
	Broadstone Net Lease LLC	2.600%	9/15/2031	4,877	4,317
	Camden Property Trust	4.100%	10/15/2028	12,871	12,769
	Camden Property Trust	3.150%	7/1/2029	15,968	15,330
	Camden Property Trust	2.800%	5/15/2030	19,516	18,221
	Camden Property Trust	4.900%	2/28/2036	12,775	12,466
	Camden Property Trust	3.350%	11/1/2049	3,518	2,472
	CBRE Services Inc.	5.500%	4/1/2029	5,420	5,531
	CBRE Services Inc.	4.800%	6/15/2030	4,025	4,021
	CBRE Services Inc.	2.500%	4/1/2031	10,164	9,122
	CBRE Services Inc.	4.900%	1/15/2033	10,387	10,234
	CBRE Services Inc.	5.950%	8/15/2034	1,572	1,638
	CBRE Services Inc.	5.500%	6/15/2035	12,708	12,830
	CBRE Services Inc.	5.250%	6/1/2036	14,955	14,747
	COPT Defense Properties LP	2.000%	1/15/2029	4,747	4,439
	COPT Defense Properties LP	4.500%	10/15/2030	12,171	11,987
	COPT Defense Properties LP	2.750%	4/15/2031	6,589	5,973
	COPT Defense Properties LP	2.900%	12/1/2033	9,968	8,513
	Cousins Properties LP	5.375%	2/15/2032	5,645	5,726
	Cousins Properties LP	4.875%	3/1/2033	5,199	5,061
	Cousins Properties LP	5.875%	10/1/2034	10,218	10,463
	Crown Castle Inc.	3.650%	9/1/2027	13,172	13,040
	Crown Castle Inc.	5.000%	1/11/2028	11,001	11,063
	Crown Castle Inc.	3.800%	2/15/2028	32,692	32,281
	Crown Castle Inc.	4.800%	9/1/2028	8,055	8,080
	Crown Castle Inc.	4.300%	2/15/2029	5,577	5,510
	Crown Castle Inc.	5.600%	6/1/2029	1,650	1,686
	Crown Castle Inc.	4.900%	9/1/2029	8,674	8,699
	Crown Castle Inc.	3.300%	7/1/2030	5,523	5,203
	Crown Castle Inc.	2.100%	4/1/2031	12,569	11,054
	Crown Castle Inc.	2.500%	7/15/2031	30,584	27,170
	Crown Castle Inc.	5.800%	3/1/2034	5,737	5,893
	Crown Castle Inc.	5.200%	9/1/2034	24,079	23,848
	Crown Castle Inc.	4.750%	5/15/2047	5,867	4,978
	Crown Castle Inc.	5.200%	2/15/2049	14,076	12,631
	Crown Castle Inc.	4.000%	11/15/2049	9,114	6,800
	Crown Castle Inc.	4.150%	7/1/2050	6,998	5,428
	Crown Castle Inc.	3.250%	1/15/2051	15,845	10,421
	CubeSmart LP	2.250%	12/15/2028	7,120	6,724
	CubeSmart LP	4.375%	2/15/2029	5,590	5,545
	CubeSmart LP	3.000%	2/15/2030	7,651	7,195
	CubeSmart LP	2.500%	2/15/2032	13,178	11,610
	Digital Realty Trust LP	3.700%	8/15/2027	15,261	15,128
	Digital Realty Trust LP	5.550%	1/15/2028	9,587	9,723

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Digital Realty Trust LP	4.450%	7/15/2028	13,885	13,835
	Digital Realty Trust LP	3.600%	7/1/2029	18,639	18,065
	DOC DR LLC	3.950%	1/15/2028	5,629	5,575
	DOC DR LLC	2.625%	11/1/2031	23,775	21,188
	EPR Properties	4.950%	4/15/2028	6,071	6,070
	EPR Properties	3.750%	8/15/2029	8,820	8,480
	EPR Properties	3.600%	11/15/2031	5,225	4,786
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	10,222	9,991
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	14,853	14,678
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	22,450	21,877
	Equinix Inc.	1.800%	7/15/2027	12,446	12,102
	Equinix Inc.	1.550%	3/15/2028	9,042	8,596
	Equinix Inc.	2.000%	5/15/2028	4,715	4,500
	Equinix Inc.	3.200%	11/18/2029	28,457	27,095
	Equinix Inc.	2.150%	7/15/2030	7,488	6,751
	Equinix Inc.	2.500%	5/15/2031	13,680	12,255
	Equinix Inc.	3.000%	7/15/2050	8,029	5,118
	Equinix Inc.	2.950%	9/15/2051	5,306	3,332
	Equinix Inc.	3.400%	2/15/2052	9,156	6,229
	ERP Operating LP	3.250%	8/1/2027	5,666	5,599
	ERP Operating LP	3.500%	3/1/2028	16,889	16,634
	ERP Operating LP	4.150%	12/1/2028	5,018	4,971
	ERP Operating LP	3.000%	7/1/2029	7,256	6,935
	ERP Operating LP	2.500%	2/15/2030	11,849	10,994
	ERP Operating LP	1.850%	8/1/2031	2,377	2,077
	ERP Operating LP	4.950%	6/15/2032	4,730	4,754
	ERP Operating LP	4.650%	9/15/2034	11,776	11,459
	ERP Operating LP	4.500%	7/1/2044	9,637	8,438
	ERP Operating LP	4.500%	6/1/2045	3,330	2,883
	ERP Operating LP	4.000%	8/1/2047	4,846	3,888
	Essential Properties LP	2.950%	7/15/2031	5,620	5,080
	Essential Properties LP	5.400%	12/1/2035	2,125	2,107
	Essential Properties LP	5.375%	7/15/2036	6,625	6,538
	Essex Portfolio LP	1.700%	3/1/2028	5,135	4,906
	Essex Portfolio LP	4.000%	3/1/2029	12,550	12,344
	Essex Portfolio LP	3.000%	1/15/2030	16,357	15,426
	Essex Portfolio LP	1.650%	1/15/2031	5,002	4,357
	Essex Portfolio LP	2.550%	6/15/2031	2,300	2,066
	Essex Portfolio LP	2.650%	3/15/2032	7,007	6,212
	Essex Portfolio LP	5.500%	4/1/2034	3,245	3,308
	Essex Portfolio LP	5.375%	4/1/2035	6,133	6,210
	Essex Portfolio LP	4.875%	2/15/2036	15,270	14,763
	Essex Portfolio LP	4.500%	3/15/2048	8,715	7,193
	Extra Space Storage LP	3.875%	12/15/2027	4,557	4,520
	Extra Space Storage LP	5.700%	4/1/2028	9,009	9,163
	Extra Space Storage LP	3.900%	4/1/2029	7,414	7,262
	Extra Space Storage LP	5.500%	7/1/2030	8,275	8,466
	Extra Space Storage LP	2.200%	10/15/2030	5,059	4,540
	Extra Space Storage LP	5.900%	1/15/2031	7,031	7,294
	Extra Space Storage LP	2.550%	6/1/2031	10,645	9,544
	Extra Space Storage LP	2.400%	10/15/2031	9,113	8,045
[4]	Extra Space Storage LP	4.900%	2/1/2032	12,800	12,746
	Extra Space Storage LP	2.350%	3/15/2032	13,736	11,942
	Extra Space Storage LP	4.950%	1/15/2033	11,320	11,206
	Extra Space Storage LP	5.400%	2/1/2034	8,165	8,240
	Extra Space Storage LP	5.350%	1/15/2035	8,390	8,426
	Extra Space Storage LP	5.400%	6/15/2035	11,770	11,847
	Federal Realty OP LP	3.250%	7/15/2027	3,636	3,589
	Federal Realty OP LP	5.375%	5/1/2028	4,145	4,200
	Federal Realty OP LP	3.200%	6/15/2029	3,310	3,174
	Federal Realty OP LP	4.500%	12/1/2044	15,308	13,226
	GLP Capital LP	5.750%	6/1/2028	11,346	11,473
	GLP Capital LP	5.300%	1/15/2029	10,410	10,462
	GLP Capital LP	4.000%	1/15/2030	16,044	15,424
	GLP Capital LP	4.000%	1/15/2031	12,710	12,007
	GLP Capital LP	3.250%	1/15/2032	9,641	8,621
	GLP Capital LP	5.250%	2/15/2033	14,073	13,782
	GLP Capital LP	6.750%	12/1/2033	8,006	8,474
	GLP Capital LP	5.625%	9/15/2034	6,881	6,823
	GLP Capital LP	5.625%	3/1/2036	8,555	8,364

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	5.750%	11/1/2037	11,400	11,207
	GLP Capital LP	6.250%	9/15/2054	14,069	14,087
	Healthcare Realty Holdings LP	3.750%	7/1/2027	9,602	9,533
	Healthcare Realty Holdings LP	3.100%	2/15/2030	5,512	5,187
	Healthcare Realty Holdings LP	2.000%	3/15/2031	11,835	10,358
	Healthpeak OP LLC	2.125%	12/1/2028	3,909	3,684
	Healthpeak OP LLC	3.500%	7/15/2029	18,397	17,757
	Healthpeak OP LLC	3.000%	1/15/2030	18,374	17,318
	Healthpeak OP LLC	2.875%	1/15/2031	12,586	11,558
	Healthpeak OP LLC	5.250%	12/15/2032	4,648	4,686
	Healthpeak OP LLC	5.375%	2/15/2035	4,200	4,226
	Healthpeak OP LLC	6.750%	2/1/2041	3,340	3,669
	Highwoods Realty LP	4.125%	3/15/2028	5,384	5,306
	Highwoods Realty LP	4.200%	4/15/2029	5,327	5,210
	Highwoods Realty LP	3.050%	2/15/2030	11,015	10,262
	Highwoods Realty LP	2.600%	2/1/2031	11,604	10,354
	Highwoods Realty LP	5.350%	1/15/2033	10,738	10,676
	Host Hotels & Resorts LP	4.250%	12/15/2028	14,747	14,586
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	12,380	11,802
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	16,310	15,424
[1]	Host Hotels & Resorts LP	2.900%	12/15/2031	8,916	7,981
	Host Hotels & Resorts LP	5.700%	7/1/2034	11,016	11,245
	Host Hotels & Resorts LP	5.500%	4/15/2035	8,805	8,833
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	2,040	2,074
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	8,717	7,526
[4]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	7,595	7,539
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	5,520	5,252
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	5,107	5,200
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	9,210	7,738
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	4,850	5,081
	Kilroy Realty LP	4.750%	12/15/2028	8,755	8,690
	Kilroy Realty LP	4.250%	8/15/2029	8,966	8,698
	Kilroy Realty LP	3.050%	2/15/2030	5,551	5,121
	Kilroy Realty LP	2.500%	11/15/2032	5,941	4,927
	Kilroy Realty LP	2.650%	11/15/2033	16,845	13,692
	Kimco Realty OP LLC	1.900%	3/1/2028	16,085	15,432
	Kimco Realty OP LLC	2.250%	12/1/2031	3,149	2,779
	Kimco Realty OP LLC	3.200%	4/1/2032	4,924	4,526
	Kimco Realty OP LLC	4.600%	2/1/2033	9,125	8,973
	Kimco Realty OP LLC	6.400%	3/1/2034	7,851	8,481
	Kimco Realty OP LLC	4.850%	3/1/2035	14,430	14,124
	Kimco Realty OP LLC	4.250%	4/1/2045	1,975	1,653
	Kimco Realty OP LLC	4.125%	12/1/2046	1,370	1,117
	Kimco Realty OP LLC	4.450%	9/1/2047	6,320	5,360
	Kimco Realty OP LLC	3.700%	10/1/2049	3,165	2,358
	Kite Realty Group LP	4.950%	12/15/2031	5,880	5,860
	Kite Realty Group LP	5.200%	8/15/2032	3,025	3,050
	Kite Realty Group LP	5.500%	3/1/2034	3,729	3,785
	Kite Realty Group Trust	4.750%	9/15/2030	5,555	5,535
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	3,405	3,430
	LXP Industrial Trust	2.700%	9/15/2030	3,496	3,184
	LXP Industrial Trust	2.375%	10/1/2031	6,920	6,050
	Mid-America Apartments LP	4.200%	6/15/2028	7,360	7,318
	Mid-America Apartments LP	3.950%	3/15/2029	3,515	3,457
	Mid-America Apartments LP	2.750%	3/15/2030	15,699	14,714
	Mid-America Apartments LP	1.700%	2/15/2031	9,683	8,466
	Mid-America Apartments LP	5.300%	2/15/2032	2,545	2,601
	Mid-America Apartments LP	4.650%	1/15/2033	4,487	4,409
	Mid-America Apartments LP	4.950%	3/1/2035	4,604	4,554
	National Health Investors Inc.	3.000%	2/1/2031	8,338	7,552
	NNN REIT Inc.	3.500%	10/15/2027	13,688	13,515
	NNN REIT Inc.	4.300%	10/15/2028	5,032	4,996
	NNN REIT Inc.	2.500%	4/15/2030	7,045	6,504
	NNN REIT Inc.	4.600%	2/15/2031	5,800	5,741
	NNN REIT Inc.	5.600%	10/15/2033	7,460	7,669
	NNN REIT Inc.	5.500%	6/15/2034	2,210	2,250
	NNN REIT Inc.	4.800%	10/15/2048	5,839	5,121
	NNN REIT Inc.	3.100%	4/15/2050	11,193	7,281
	NNN REIT Inc.	3.500%	4/15/2051	5,351	3,780
	NNN REIT Inc.	3.000%	4/15/2052	5,820	3,689

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	8,069	7,736
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	6,980	7,014
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	23,470	21,781
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	829	735
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	8,478	7,550
	Piedmont Operating Partnership LP	6.875%	7/15/2029	10,605	11,071
	Piedmont Operating Partnership LP	3.150%	8/15/2030	4,015	3,683
	Piedmont Operating Partnership LP	2.750%	4/1/2032	4,055	3,472
	Prologis LP	3.375%	12/15/2027	8,056	7,953
	Prologis LP	4.875%	6/15/2028	5,688	5,738
	Prologis LP	3.875%	9/15/2028	8,973	8,846
	Prologis LP	4.000%	9/15/2028	6,315	6,250
	Prologis LP	4.375%	2/1/2029	9,878	9,853
	Prologis LP	2.875%	11/15/2029	5,431	5,143
	Prologis LP	2.250%	4/15/2030	27,585	25,333
	Prologis LP	1.750%	7/1/2030	7,892	7,065
	Prologis LP	1.250%	10/15/2030	6,392	5,556
	Prologis LP	1.750%	2/1/2031	5,355	4,707
	Prologis LP	1.625%	3/15/2031	14,036	12,248
	Prologis LP	4.250%	6/15/2031	8,707	8,546
	Prologis LP	2.250%	1/15/2032	8,906	7,834
	Prologis LP	4.750%	6/15/2033	8,765	8,680
	Prologis LP	5.125%	1/15/2034	9,840	9,907
	Prologis LP	5.000%	3/15/2034	15,630	15,570
	Prologis LP	5.000%	1/31/2035	3,840	3,814
	Prologis LP	5.250%	5/15/2035	10,000	10,094
	Prologis LP	4.900%	6/15/2036	9,832	9,630
	Prologis LP	4.375%	9/15/2048	3,914	3,268
	Prologis LP	3.050%	3/1/2050	9,210	6,144
	Prologis LP	3.000%	4/15/2050	12,978	8,524
	Prologis LP	2.125%	10/15/2050	10,579	5,697
	Prologis LP	5.250%	6/15/2053	9,507	9,013
	Prologis LP	5.250%	3/15/2054	5,320	5,034
	Public Storage Operating Co.	3.094%	9/15/2027	7,314	7,211
	Public Storage Operating Co.	5.125%	1/15/2029	8,641	8,789
	Public Storage Operating Co.	3.385%	5/1/2029	11,742	11,413
	Public Storage Operating Co.	4.375%	7/1/2030	9,365	9,301
	Public Storage Operating Co.	2.300%	5/1/2031	9,710	8,714
	Public Storage Operating Co.	2.250%	11/9/2031	6,350	5,626
	Public Storage Operating Co.	5.100%	8/1/2033	19,085	19,304
	Public Storage Operating Co.	5.000%	7/1/2035	7,240	7,212
	Public Storage Operating Co.	5.000%	12/15/2035	4,111	4,068
	Public Storage Operating Co.	5.350%	8/1/2053	11,481	11,026
	Rayonier LP	2.750%	5/17/2031	4,218	3,787
	Realty Income Corp.	3.950%	8/15/2027	8,192	8,151
	Realty Income Corp.	3.400%	1/15/2028	8,800	8,657
	Realty Income Corp.	3.650%	1/15/2028	7,383	7,293
	Realty Income Corp.	2.200%	6/15/2028	4,190	4,011
	Realty Income Corp.	4.750%	2/15/2029	4,368	4,388
	Realty Income Corp.	3.250%	6/15/2029	11,575	11,153
	Realty Income Corp.	4.000%	7/15/2029	7,719	7,580
	Realty Income Corp.	3.100%	12/15/2029	19,058	18,149
	Realty Income Corp.	3.400%	1/15/2030	7,767	7,435
	Realty Income Corp.	4.850%	3/15/2030	4,880	4,910
	Realty Income Corp.	3.250%	1/15/2031	21,415	20,122
	Realty Income Corp.	3.200%	2/15/2031	7,073	6,612
	Realty Income Corp.	2.700%	2/15/2032	5,505	4,917
	Realty Income Corp.	5.625%	10/13/2032	5,473	5,681
	Realty Income Corp.	2.850%	12/15/2032	8,208	7,290
	Realty Income Corp.	4.500%	2/1/2033	13,468	13,109
[1]	Realty Income Corp.	4.750%	4/15/2033	11,710	11,552
	Realty Income Corp.	5.125%	2/15/2034	14,886	14,945
	Realty Income Corp.	5.125%	4/15/2035	2,985	2,984
	Realty Income Corp.	4.650%	3/15/2047	13,169	11,563
	Realty Income Corp.	5.375%	9/1/2054	3,620	3,506
	Regency Centers LP	4.125%	3/15/2028	3,880	3,855
	Regency Centers LP	2.950%	9/15/2029	9,254	8,793
	Regency Centers LP	3.700%	6/15/2030	8,465	8,165
	Regency Centers LP	4.500%	3/15/2033	3,477	3,380
	Regency Centers LP	5.250%	1/15/2034	5,760	5,839

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regency Centers LP	5.100%	1/15/2035	5,790	5,789
	Regency Centers LP	4.400%	2/1/2047	5,975	5,070
	Regency Centers LP	4.650%	3/15/2049	3,910	3,387
	Rexford Industrial Realty LP	5.000%	6/15/2028	3,420	3,438
	Rexford Industrial Realty LP	2.125%	12/1/2030	10,060	8,925
	Rexford Industrial Realty LP	2.150%	9/1/2031	7,421	6,455
	Sabra Health Care LP	3.900%	10/15/2029	18,690	18,121
	Sabra Health Care LP	3.200%	12/1/2031	2,396	2,171
	Safehold GL Holdings LLC	2.800%	6/15/2031	12,237	11,049
	Safehold GL Holdings LLC	2.850%	1/15/2032	6,350	5,667
	Safehold GL Holdings LLC	6.100%	4/1/2034	2,753	2,883
	Safehold GL Holdings LLC	5.650%	1/15/2035	4,460	4,514
	SBA Communications Corp.	3.125%	2/1/2029	7,354	7,037
	Simon Property Group LP	3.375%	12/1/2027	17,766	17,509
	Simon Property Group LP	1.750%	2/1/2028	17,099	16,412
	Simon Property Group LP	2.450%	9/13/2029	24,369	22,828
	Simon Property Group LP	2.650%	7/15/2030	9,668	8,971
	Simon Property Group LP	4.375%	10/1/2030	6,200	6,134
	Simon Property Group LP	4.300%	1/15/2031	12,251	12,048
	Simon Property Group LP	2.200%	2/1/2031	5,830	5,235
	Simon Property Group LP	2.250%	1/15/2032	9,725	8,509
	Simon Property Group LP	2.650%	2/1/2032	7,336	6,555
	Simon Property Group LP	6.250%	1/15/2034	10,305	11,054
	Simon Property Group LP	4.750%	9/26/2034	20,791	20,312
	Simon Property Group LP	5.125%	10/1/2035	15,172	15,183
	Simon Property Group LP	6.750%	2/1/2040	12,513	14,094
	Simon Property Group LP	4.750%	3/15/2042	2,624	2,402
	Simon Property Group LP	4.250%	10/1/2044	1,081	911
	Simon Property Group LP	4.250%	11/30/2046	9,260	7,652
	Simon Property Group LP	3.250%	9/13/2049	14,122	9,707
	Simon Property Group LP	3.800%	7/15/2050	13,522	10,186
	Simon Property Group LP	5.850%	3/8/2053	8,265	8,386
	Simon Property Group LP	6.650%	1/15/2054	3,955	4,436
	Store Capital LLC	4.500%	3/15/2028	6,210	6,176
	Store Capital LLC	4.625%	3/15/2029	5,820	5,756
[1]	Store Capital LLC	5.400%	4/30/2030	3,126	3,147
	Store Capital LLC	2.750%	11/18/2030	3,438	3,106
	Sun Communities Operating LP	2.300%	11/1/2028	3,596	3,410
	Sun Communities Operating LP	4.200%	4/15/2032	16,180	15,458
	Tanger Properties LP	3.875%	7/15/2027	3,320	3,296
	Tanger Properties LP	2.750%	9/1/2031	6,495	5,844
[1]	UDR Inc.	3.500%	7/1/2027	3,668	3,637
[1]	UDR Inc.	3.500%	1/15/2028	6,670	6,563
[1]	UDR Inc.	3.200%	1/15/2030	3,630	3,452
	UDR Inc.	3.000%	8/15/2031	8,200	7,523
[1]	UDR Inc.	2.100%	8/1/2032	4,299	3,652
[1]	UDR Inc.	1.900%	3/15/2033	8,528	7,045
[1]	UDR Inc.	2.100%	6/15/2033	1,950	1,621
	UDR Inc.	5.125%	9/1/2034	3,560	3,546
	UDR Inc.	3.100%	11/1/2034	4,905	4,218
	Ventas Realty LP	4.000%	3/1/2028	15,793	15,632
	Ventas Realty LP	4.400%	1/15/2029	6,834	6,784
	Ventas Realty LP	3.000%	1/15/2030	9,475	8,937
	Ventas Realty LP	4.750%	11/15/2030	7,149	7,122
	Ventas Realty LP	5.100%	7/15/2032	5,850	5,888
	Ventas Realty LP	5.625%	7/1/2034	3,238	3,324
	Ventas Realty LP	5.000%	1/15/2035	9,045	8,899
	Ventas Realty LP	5.000%	2/15/2036	6,575	6,446
	Ventas Realty LP	5.700%	9/30/2043	4,684	4,668
	Ventas Realty LP	4.375%	2/1/2045	5,080	4,280
	Ventas Realty LP	4.875%	4/15/2049	7,517	6,571
	VICI Properties LP	4.750%	2/15/2028	9,715	9,717
	VICI Properties LP	4.950%	2/15/2030	15,644	15,599
	VICI Properties LP	5.125%	11/15/2031	3,565	3,547
	VICI Properties LP	5.125%	5/15/2032	20,057	19,894
	VICI Properties LP	5.750%	4/1/2034	14,900	15,113
	VICI Properties LP	5.625%	4/1/2035	3,220	3,221
	VICI Properties LP	5.625%	5/15/2052	17,205	15,813
	Welltower OP LLC	4.250%	4/15/2028	9,608	9,562
	Welltower OP LLC	4.125%	3/15/2029	17,234	17,050

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	3.100%	1/15/2030	14,043	13,334
	Welltower OP LLC	4.500%	7/1/2030	14,711	14,637
	Welltower OP LLC	2.750%	1/15/2031	19,388	17,833
	Welltower OP LLC	2.750%	1/15/2032	5,450	4,912
	Welltower OP LLC	3.850%	6/15/2032	7,387	7,022
	Welltower OP LLC	5.125%	7/1/2035	14,040	14,092
	Welltower OP LLC	6.500%	3/15/2041	5,137	5,699
	Welltower OP LLC	5.125%	3/15/2043	650	608
	Welltower OP LLC	4.950%	9/1/2048	5,756	5,308
	Weyerhaeuser Co.	4.000%	4/15/2030	13,799	13,423
	Weyerhaeuser Co.	7.375%	3/15/2032	7,004	7,812
	Weyerhaeuser Co.	3.375%	3/9/2033	5,042	4,564
	Weyerhaeuser Co.	4.000%	3/9/2052	4,757	3,599
	WP Carey Inc.	3.850%	7/15/2029	7,784	7,610
	WP Carey Inc.	2.250%	4/1/2033	14,745	12,374
[4]	WP Carey Inc.	5.200%	9/15/2036	9,756	9,627
					3,529,552
Technology (2.3%)
	Accenture Capital Inc.	3.900%	10/4/2027	14,305	14,240
	Accenture Capital Inc.	4.050%	10/4/2029	15,580	15,340
	Accenture Capital Inc.	4.250%	10/4/2031	32,762	31,972
	Accenture Capital Inc.	4.500%	10/4/2034	20,215	19,391
	Adobe Inc.	4.750%	1/17/2028	6,899	6,941
	Adobe Inc.	4.950%	1/17/2030	8,802	8,914
	Adobe Inc.	2.300%	2/1/2030	23,467	21,669
	Adobe Inc.	5.300%	1/17/2035	8,235	8,331
	Advanced Micro Devices Inc.	4.319%	3/24/2028	5,900	5,904
	Advanced Micro Devices Inc.	3.924%	6/1/2032	10,120	9,764
	Advanced Micro Devices Inc.	4.393%	6/1/2052	5,005	4,197
	Amdocs Ltd.	2.538%	6/15/2030	8,464	7,631
	Analog Devices Inc.	4.250%	6/15/2028	11,040	11,008
	Analog Devices Inc.	1.700%	10/1/2028	17,214	16,205
	Analog Devices Inc.	4.500%	6/15/2030	12,210	12,177
	Analog Devices Inc.	2.100%	10/1/2031	15,791	13,904
	Analog Devices Inc.	2.800%	10/1/2041	20,391	14,815
	Analog Devices Inc.	2.950%	10/1/2051	19,470	12,566
	Apple Inc.	2.900%	9/12/2027	43,949	43,331
	Apple Inc.	3.000%	11/13/2027	24,011	23,667
	Apple Inc.	1.200%	2/8/2028	44,071	42,023
	Apple Inc.	4.000%	5/10/2028	39,443	39,286
	Apple Inc.	4.000%	5/12/2028	4,090	4,072
	Apple Inc.	1.400%	8/5/2028	16,565	15,635
	Apple Inc.	3.250%	8/8/2029	2,955	2,867
	Apple Inc.	2.200%	9/11/2029	36,110	33,918
	Apple Inc.	4.150%	5/10/2030	3,802	3,788
	Apple Inc.	1.650%	5/11/2030	31,528	28,515
	Apple Inc.	4.200%	5/12/2030	11,104	11,078
	Apple Inc.	1.250%	8/20/2030	27,767	24,511
	Apple Inc.	1.650%	2/8/2031	41,676	37,003
	Apple Inc.	1.700%	8/5/2031	11,453	10,050
	Apple Inc.	4.500%	5/12/2032	8,940	8,988
	Apple Inc.	3.350%	8/8/2032	16,579	15,655
	Apple Inc.	4.750%	5/12/2035	8,855	8,891
	Apple Inc.	4.500%	2/23/2036	10,035	9,924
	Apple Inc.	2.375%	2/8/2041	15,683	11,097
	Apple Inc.	3.850%	5/4/2043	15,529	12,850
	Apple Inc.	4.450%	5/6/2044	4,652	4,116
	Apple Inc.	3.450%	2/9/2045	37,732	28,670
	Apple Inc.	4.375%	5/13/2045	30,896	26,779
	Apple Inc.	4.650%	2/23/2046	89,050	79,687
	Apple Inc.	3.850%	8/4/2046	35,585	28,163
	Apple Inc.	3.750%	9/12/2047	20,402	15,676
	Apple Inc.	3.750%	11/13/2047	15,946	12,301
	Apple Inc.	2.950%	9/11/2049	12,264	8,029
	Apple Inc.	2.650%	5/11/2050	33,085	20,262
	Apple Inc.	2.400%	8/20/2050	33,855	19,570
	Apple Inc.	2.650%	2/8/2051	64,314	39,070
	Apple Inc.	2.700%	8/5/2051	20,625	12,582
	Apple Inc.	3.950%	8/8/2052	17,311	13,384

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.550%	8/20/2060	13,055	7,008
	Apple Inc.	2.800%	2/8/2061	32,764	18,720
	Apple Inc.	2.850%	8/5/2061	22,807	13,112
	Applied Materials Inc.	1.750%	6/1/2030	9,608	8,645
	Applied Materials Inc.	4.000%	1/15/2031	7,502	7,320
	Applied Materials Inc.	5.100%	10/1/2035	12,798	12,929
	Applied Materials Inc.	4.600%	1/15/2036	7,644	7,407
	Applied Materials Inc.	5.850%	6/15/2041	7,936	8,315
	Applied Materials Inc.	4.350%	4/1/2047	11,539	9,863
	Applied Materials Inc.	2.750%	6/1/2050	11,690	7,504
	Arrow Electronics Inc.	3.875%	1/12/2028	8,185	8,088
	Arrow Electronics Inc.	5.150%	8/21/2029	3,600	3,637
	Arrow Electronics Inc.	2.950%	2/15/2032	7,181	6,380
	Arrow Electronics Inc.	5.875%	4/10/2034	7,305	7,520
	Atlassian Corp.	5.250%	5/15/2029	10,941	10,960
	Atlassian Corp.	5.500%	5/15/2034	10,569	10,413
	Autodesk Inc.	2.850%	1/15/2030	10,190	9,562
	Autodesk Inc.	2.400%	12/15/2031	16,487	14,454
	Automatic Data Processing Inc.	1.700%	5/15/2028	20,736	19,789
	Automatic Data Processing Inc.	1.250%	9/1/2030	15,604	13,725
	Automatic Data Processing Inc.	4.750%	5/8/2032	12,514	12,535
	Automatic Data Processing Inc.	4.450%	9/9/2034	6,600	6,431
	Automatic Data Processing Inc.	5.000%	5/7/2036	13,500	13,398
	Avnet Inc.	6.250%	3/15/2028	4,665	4,765
	Avnet Inc.	3.000%	5/15/2031	3,937	3,569
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	16,094	16,167
	Broadcom Inc.	1.950%	2/15/2028	14,786	14,225
	Broadcom Inc.	4.800%	4/15/2028	20,605	20,729
[6]	Broadcom Inc.	4.000%	4/15/2029	8,580	8,440
	Broadcom Inc.	4.750%	4/15/2029	80,523	80,961
	Broadcom Inc.	4.350%	2/15/2030	14,835	14,685
	Broadcom Inc.	5.000%	4/15/2030	13,836	13,990
	Broadcom Inc.	5.050%	4/15/2030	35,929	36,453
	Broadcom Inc.	4.600%	7/15/2030	13,808	13,761
	Broadcom Inc.	4.200%	10/15/2030	15,322	15,028
	Broadcom Inc.	4.150%	11/15/2030	22,360	21,882
	Broadcom Inc.	4.300%	1/15/2031	9,274	9,120
	Broadcom Inc.	2.450%	2/15/2031	80,558	72,870
	Broadcom Inc.	5.150%	11/15/2031	15,703	15,974
[1]	Broadcom Inc.	4.550%	2/15/2032	12,250	12,083
[6]	Broadcom Inc.	4.150%	4/15/2032	17,037	16,390
	Broadcom Inc.	5.200%	4/15/2032	15,387	15,672
	Broadcom Inc.	4.900%	7/15/2032	18,770	18,823
	Broadcom Inc.	4.300%	11/15/2032	34,540	33,449
	Broadcom Inc.	4.600%	1/15/2033	16,983	16,666
	Broadcom Inc.	2.600%	2/15/2033	25,043	21,748
	Broadcom Inc.	3.419%	4/15/2033	17,385	15,845
	Broadcom Inc.	3.469%	4/15/2034	42,933	38,532
	Broadcom Inc.	4.800%	10/15/2034	23,322	22,835
	Broadcom Inc.	5.200%	7/15/2035	34,272	34,386
[6]	Broadcom Inc.	3.137%	11/15/2035	51,803	43,940
	Broadcom Inc.	4.950%	1/15/2036	13,052	12,824
	Broadcom Inc.	4.800%	2/15/2036	44,199	42,892
[6]	Broadcom Inc.	3.187%	11/15/2036	33,888	28,340
[6]	Broadcom Inc.	4.926%	5/15/2037	33,047	32,148
	Broadcom Inc.	4.900%	2/15/2038	61,232	59,128
	Broadcom Inc.	3.500%	2/15/2041	31,120	24,858
	Broadcom Inc.	3.750%	2/15/2051	14,834	10,997
	Broadcom Inc.	5.700%	1/15/2056	6,663	6,606
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	11,535	10,819
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	16,350	14,616
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	6,650	6,652
	Cadence Design Systems Inc.	4.200%	9/10/2027	4,680	4,669
	Cadence Design Systems Inc.	4.300%	9/10/2029	20,225	20,061
	Cadence Design Systems Inc.	4.700%	9/10/2034	27,680	27,093
	CDW LLC	4.250%	4/1/2028	11,327	11,199
	CDW LLC	3.250%	2/15/2029	8,717	8,336
	CDW LLC	5.100%	3/1/2030	4,613	4,601
	CDW LLC	3.569%	12/1/2031	2,052	1,885
	CDW LLC	5.550%	8/22/2034	9,881	9,747

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CGI Inc.	4.950%	3/14/2030	10,790	10,743
	CGI Inc.	2.300%	9/14/2031	6,630	5,752
	Cintas Corp. No. 2	4.200%	5/1/2028	7,930	7,902
	Cintas Corp. No. 2	4.000%	5/1/2032	8,740	8,416
	Cisco Systems Inc.	4.550%	2/24/2028	10,546	10,588
	Cisco Systems Inc.	4.850%	2/26/2029	90,423	91,380
	Cisco Systems Inc.	4.750%	2/24/2030	17,617	17,778
	Cisco Systems Inc.	4.950%	2/26/2031	57,877	58,828
	Cisco Systems Inc.	4.950%	2/24/2032	13,766	13,932
	Cisco Systems Inc.	5.050%	2/26/2034	44,363	44,747
	Cisco Systems Inc.	5.100%	2/24/2035	25,148	25,402
	Cisco Systems Inc.	5.900%	2/15/2039	27,888	29,547
	Cisco Systems Inc.	5.500%	1/15/2040	26,163	26,656
	Cisco Systems Inc.	5.300%	2/26/2054	27,871	26,351
	Cisco Systems Inc.	5.500%	2/24/2055	7,297	7,122
	Cisco Systems Inc.	5.350%	2/26/2064	13,312	12,438
	Concentrix Corp.	6.600%	8/2/2028	6,815	6,792
	Concentrix Corp.	6.500%	3/1/2029	2,885	2,784
	Corning Inc.	4.700%	3/15/2037	3,911	3,751
	Corning Inc.	5.750%	8/15/2040	8,759	8,965
	Corning Inc.	4.750%	3/15/2042	12,570	11,486
	Corning Inc.	5.350%	11/15/2048	9,921	9,453
	Corning Inc.	3.900%	11/15/2049	6,299	4,803
	Corning Inc.	4.375%	11/15/2057	8,062	6,445
	Corning Inc.	5.850%	11/15/2068	1,780	1,757
	Corning Inc.	5.450%	11/15/2079	15,321	14,215
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	10,000	9,537
	Dell Inc.	7.100%	4/15/2028	3,617	3,779
	Dell Inc.	6.500%	4/15/2038	7,873	8,473
	Dell International LLC	6.100%	7/15/2027	6,097	6,200
	Dell International LLC	5.250%	2/1/2028	15,365	15,530
	Dell International LLC	4.750%	4/1/2028	14,835	14,880
	Dell International LLC	4.150%	2/15/2029	12,495	12,346
	Dell International LLC	5.300%	10/1/2029	2,360	2,399
	Dell International LLC	4.350%	2/1/2030	6,970	6,876
	Dell International LLC	5.000%	4/1/2030	2,998	3,024
	Dell International LLC	6.200%	7/15/2030	9,963	10,446
	Dell International LLC	4.500%	2/15/2031	30,314	29,908
	Dell International LLC	4.750%	7/15/2031	6,175	6,138
	Dell International LLC	5.300%	4/1/2032	28,057	28,527
	Dell International LLC	4.750%	10/6/2032	16,351	16,157
	Dell International LLC	5.750%	2/1/2033	11,330	11,775
	Dell International LLC	5.000%	2/15/2034	12,800	12,637
	Dell International LLC	5.400%	4/15/2034	13,325	13,515
	Dell International LLC	4.850%	2/1/2035	22,753	22,192
	Dell International LLC	5.500%	4/1/2035	14,723	14,991
	Dell International LLC	5.100%	2/15/2036	8,305	8,185
	Dell International LLC	8.100%	7/15/2036	19,045	22,652
	Dell International LLC	5.250%	2/15/2037	17,075	16,812
	Dell International LLC	3.375%	12/15/2041	16,371	12,476
	Dell International LLC	8.350%	7/15/2046	9,526	12,034
	Dell International LLC	3.450%	12/15/2051	9,165	6,401
	DXC Technology Co.	2.375%	9/15/2028	11,643	10,970
	Equifax Inc.	5.100%	12/15/2027	3,258	3,278
	Equifax Inc.	5.100%	6/1/2028	22,650	22,831
	Equifax Inc.	4.800%	9/15/2029	3,753	3,755
	Equifax Inc.	3.100%	5/15/2030	11,431	10,716
	Equifax Inc.	2.350%	9/15/2031	19,740	17,368
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	7,515	7,149
	Fidelity National Information Services Inc.	3.750%	5/21/2029	9,663	9,386
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	21,821	19,322
	Fidelity National Information Services Inc.	4.800%	3/10/2031	1,249	1,236
	Fidelity National Information Services Inc.	3.100%	3/1/2041	13,789	10,015
	Fidelity National Information Services Inc.	4.500%	8/15/2046	1,097	896
	Fiserv Inc.	5.450%	3/2/2028	1,345	1,358
	Fiserv Inc.	4.200%	10/1/2028	14,055	13,862
	Fiserv Inc.	3.500%	7/1/2029	58,864	56,496
	Fiserv Inc.	4.750%	3/15/2030	16,505	16,333
	Fiserv Inc.	2.650%	6/1/2030	16,739	15,308
	Fiserv Inc.	4.550%	2/15/2031	16,089	15,713

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	5.625%	8/21/2033	22,524	22,778
Fiserv Inc.	5.450%	3/15/2034	17,806	17,653
Fiserv Inc.	5.150%	8/12/2034	16,940	16,462
Fiserv Inc.	5.250%	8/11/2035	4,107	4,002
Fiserv Inc.	4.400%	7/1/2049	10,837	8,636
Flex Ltd.	4.875%	6/15/2029	11,965	11,981
Flex Ltd.	4.875%	5/12/2030	5,536	5,524
Flex Ltd.	5.250%	1/15/2032	13,813	13,824
Flex Ltd.	5.375%	11/13/2035	7,921	7,812
Fortinet Inc.	2.200%	3/15/2031	7,695	6,868
Gartner Inc.	4.950%	3/20/2031	10,570	10,315
Gartner Inc.	5.600%	11/20/2035	9,675	9,150
Genpact Luxembourg Sarl	6.000%	6/4/2029	6,214	6,354
Genpact UK Finco plc	4.950%	11/18/2030	4,224	4,161
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	12,252	12,184
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	8,403	8,386
Hewlett Packard Enterprise Co.	4.500%	3/23/2028	6,181	6,174
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	22,591	22,865
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	12,106	11,982
Hewlett Packard Enterprise Co.	4.600%	3/23/2029	7,342	7,330
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	38,653	38,432
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	14,872	14,592
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	22,344	22,246
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	6,678	6,702
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	40,027	39,233
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	14,537	14,891
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	22,344	20,734
HP Inc.	4.750%	1/15/2028	12,036	12,066
HP Inc.	4.000%	4/15/2029	9,435	9,251
HP Inc.	5.400%	4/25/2030	15,473	15,751
HP Inc.	3.400%	6/17/2030	9,071	8,595
HP Inc.	2.650%	6/17/2031	14,798	13,232
HP Inc.	4.200%	4/15/2032	9,517	9,078
HP Inc.	6.100%	4/25/2035	6,651	6,961
HP Inc.	6.000%	9/15/2041	12,318	12,391
Hubbell Inc.	3.150%	8/15/2027	3,920	3,866
Hubbell Inc.	3.500%	2/15/2028	13,961	13,734
Hubbell Inc.	2.300%	3/15/2031	3,950	3,550
Hubbell Inc.	4.650%	6/15/2031	6,275	6,250
Hubbell Inc.	4.900%	6/15/2033	7,099	7,048
Hubbell Inc.	4.800%	11/15/2035	5,622	5,465
Hubbell Inc.	5.150%	6/15/2036	4,981	4,958
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	14,060	13,054
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	10,814	9,718
Intel Corp.	3.750%	8/5/2027	11,268	11,183
Intel Corp.	4.875%	2/10/2028	34,132	34,263
Intel Corp.	1.600%	8/12/2028	14,346	13,498
Intel Corp.	2.450%	11/15/2029	52,345	48,703
Intel Corp.	5.125%	2/10/2030	18,986	19,212
Intel Corp.	3.900%	3/25/2030	22,767	22,106
Intel Corp.	5.000%	2/21/2031	3,776	3,803
Intel Corp.	4.650%	6/1/2031	4,172	4,131
Intel Corp.	2.000%	8/12/2031	17,916	15,620
Intel Corp.	4.150%	8/5/2032	15,927	15,271
Intel Corp.	4.000%	12/15/2032	15,923	15,028
Intel Corp.	5.200%	2/10/2033	38,273	38,697
Intel Corp.	5.000%	8/15/2033	4,413	4,379
Intel Corp.	5.300%	5/15/2036	14,687	14,604
Intel Corp.	4.600%	3/25/2040	9,715	8,754
Intel Corp.	2.800%	8/12/2041	15,432	10,772
Intel Corp.	4.800%	10/1/2041	16,644	14,869
Intel Corp.	4.250%	12/15/2042	20,105	16,601
Intel Corp.	4.900%	7/29/2045	19,487	16,907
Intel Corp.	4.100%	5/19/2046	22,252	17,250
Intel Corp.	4.100%	5/11/2047	12,615	9,599
Intel Corp.	3.734%	12/8/2047	22,302	16,054
Intel Corp.	3.250%	11/15/2049	27,103	17,650
Intel Corp.	4.750%	3/25/2050	24,833	20,596
Intel Corp.	3.050%	8/12/2051	20,503	12,842
Intel Corp.	4.900%	8/5/2052	29,350	24,649

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.700%	2/10/2053	42,292	39,892
	Intel Corp.	6.125%	5/15/2056	16,960	16,950
	Intel Corp.	3.100%	2/15/2060	17,335	9,849
	Intel Corp.	3.200%	8/12/2061	14,425	8,369
	Intel Corp.	5.050%	8/5/2062	16,200	13,530
	Intel Corp.	5.900%	2/10/2063	22,528	21,546
	Intel Corp.	6.200%	5/15/2066	6,400	6,354
	International Business Machines Corp.	6.220%	8/1/2027	5,195	5,297
	International Business Machines Corp.	6.500%	1/15/2028	4,129	4,254
	International Business Machines Corp.	4.500%	2/6/2028	22,017	22,027
	International Business Machines Corp.	4.650%	2/10/2028	5,364	5,378
	International Business Machines Corp.	4.000%	2/3/2029	15,580	15,383
	International Business Machines Corp.	3.500%	5/15/2029	43,437	42,214
	International Business Machines Corp.	1.950%	5/15/2030	42,465	38,375
	International Business Machines Corp.	5.875%	11/29/2032	4,701	4,966
	International Business Machines Corp.	4.600%	2/3/2033	13,239	12,964
	International Business Machines Corp.	4.750%	2/6/2033	15,235	15,134
[1]	International Business Machines Corp.	5.200%	2/10/2035	12,530	12,575
	International Business Machines Corp.	4.950%	2/3/2036	13,979	13,634
	International Business Machines Corp.	4.150%	5/15/2039	12,370	10,772
	International Business Machines Corp.	2.850%	5/15/2040	17,078	12,469
	International Business Machines Corp.	4.000%	6/20/2042	18,168	14,856
	International Business Machines Corp.	4.250%	5/15/2049	31,668	24,782
	International Business Machines Corp.	2.950%	5/15/2050	8,692	5,386
	International Business Machines Corp.	4.900%	7/27/2052	6,441	5,465
	International Business Machines Corp.	5.100%	2/6/2053	20,168	17,680
[1]	International Business Machines Corp.	5.700%	2/10/2055	21,778	20,850
	International Business Machines Corp.	5.800%	2/3/2056	10,684	10,351
	International Business Machines Corp.	7.125%	12/1/2096	6,375	7,226
	Intuit Inc.	1.350%	7/15/2027	8,581	8,318
	Intuit Inc.	1.650%	7/15/2030	12,513	11,123
	Intuit Inc.	4.950%	6/15/2031	10,000	9,996
	Intuit Inc.	5.200%	9/15/2033	15,021	15,079
	Intuit Inc.	5.500%	6/15/2036	13,325	13,274
	Intuit Inc.	5.500%	9/15/2053	10,310	9,271
	Jabil Inc.	3.950%	1/12/2028	8,685	8,595
	Jabil Inc.	4.200%	2/1/2029	2,281	2,247
	Jabil Inc.	3.600%	1/15/2030	15,455	14,790
	Jabil Inc.	3.000%	1/15/2031	10,919	10,034
	Jabil Inc.	4.750%	2/1/2033	3,805	3,711
	Juniper Networks Inc.	3.750%	8/15/2029	14,963	14,428
	Juniper Networks Inc.	2.000%	12/10/2030	5,680	4,998
	Juniper Networks Inc.	5.950%	3/15/2041	5,560	5,570
	KLA Corp.	4.100%	3/15/2029	15,636	15,480
	KLA Corp.	4.650%	7/15/2032	2,260	2,256
	KLA Corp.	5.000%	3/15/2049	8,598	7,866
	KLA Corp.	3.300%	3/1/2050	15,523	10,721
	KLA Corp.	4.950%	7/15/2052	20,486	18,584
	KLA Corp.	5.250%	7/15/2062	12,453	11,531
	Kyndryl Holdings Inc.	2.700%	10/15/2028	5,263	4,944
	Kyndryl Holdings Inc.	3.150%	10/15/2031	16,888	14,083
	Kyndryl Holdings Inc.	4.100%	10/15/2041	9,585	6,821
	Lam Research Corp.	4.000%	3/15/2029	14,412	14,251
	Lam Research Corp.	1.900%	6/15/2030	18,730	16,945
	Lam Research Corp.	4.875%	3/15/2049	12,271	11,147
	Lam Research Corp.	2.875%	6/15/2050	23,709	15,206
	Lam Research Corp.	3.125%	6/15/2060	7,270	4,542
	Leidos Inc.	4.100%	3/15/2029	7,925	7,795
	Leidos Inc.	4.375%	5/15/2030	2,470	2,420
	Leidos Inc.	2.300%	2/15/2031	16,490	14,655
	Leidos Inc.	5.750%	3/15/2033	6,646	6,832
	Leidos Inc.	5.500%	3/15/2035	9,345	9,414
	Leidos Inc.	5.000%	3/15/2036	15,461	14,880
	Marvell Technology Inc.	2.450%	4/15/2028	10,136	9,761
[1]	Marvell Technology Inc.	4.875%	6/22/2028	9,257	9,298
	Marvell Technology Inc.	4.750%	7/15/2030	4,115	4,105
	Marvell Technology Inc.	2.950%	4/15/2031	10,000	9,188
	Marvell Technology Inc.	5.950%	9/15/2033	8,695	9,129
	Marvell Technology Inc.	5.450%	7/15/2035	4,650	4,713
	Marvell Technology Inc.	5.300%	4/15/2036	16,397	16,314

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microchip Technology Inc.	4.900%	3/15/2028	11,150	11,204
	Microchip Technology Inc.	5.050%	3/15/2029	56,772	57,202
	Microchip Technology Inc.	5.050%	2/15/2030	8,864	8,900
	Micron Technology Inc.	2.703%	4/15/2032	16,782	15,039
	Micron Technology Inc.	3.366%	11/1/2041	6,850	5,347
	Micron Technology Inc.	3.477%	11/1/2051	8,357	5,956
	Microsoft Corp.	1.350%	9/15/2030	11,983	10,646
	Microsoft Corp.	3.500%	2/12/2035	12,872	11,860
	Microsoft Corp.	4.200%	11/3/2035	1,873	1,812
	Microsoft Corp.	3.450%	8/8/2036	40,103	35,772
	Microsoft Corp.	4.100%	2/6/2037	12,192	11,471
	Microsoft Corp.	5.200%	6/1/2039	4,919	5,045
	Microsoft Corp.	3.750%	2/12/2045	1,979	1,592
	Microsoft Corp.	3.700%	8/8/2046	52,051	40,578
	Microsoft Corp.	4.500%	6/15/2047	7,324	6,387
	Microsoft Corp.	2.525%	6/1/2050	120,423	71,638
	Microsoft Corp.	2.500%	9/15/2050	26,451	15,608
	Microsoft Corp.	2.921%	3/17/2052	81,723	51,870
	Microsoft Corp.	3.950%	8/8/2056	4,617	3,504
	Microsoft Corp.	2.675%	6/1/2060	36,944	20,391
[6]	Mobility Global Inc.	5.050%	6/15/2029	8,650	8,666
[6]	Mobility Global Inc.	5.450%	6/15/2031	8,644	8,739
[6]	Mobility Global Inc.	6.050%	6/15/2036	9,464	9,566
	Moody's Corp.	3.250%	1/15/2028	4,392	4,326
	Moody's Corp.	4.250%	2/1/2029	10,866	10,796
	Moody's Corp.	2.000%	8/19/2031	15,535	13,661
	Moody's Corp.	2.750%	8/19/2041	11,820	8,375
	Moody's Corp.	5.250%	7/15/2044	12,504	11,783
	Moody's Corp.	4.875%	12/17/2048	5,553	4,906
	Moody's Corp.	3.250%	5/20/2050	4,755	3,186
	Moody's Corp.	3.750%	2/25/2052	11,267	8,261
	Moody's Corp.	3.100%	11/29/2061	2,521	1,508
	Motorola Solutions Inc.	4.600%	2/23/2028	13,730	13,761
	Motorola Solutions Inc.	4.600%	5/23/2029	7,803	7,779
	Motorola Solutions Inc.	4.850%	8/15/2030	8,425	8,443
	Motorola Solutions Inc.	2.300%	11/15/2030	7,224	6,509
	Motorola Solutions Inc.	2.750%	5/24/2031	9,925	9,019
	Motorola Solutions Inc.	5.600%	6/1/2032	13,100	13,480
	Motorola Solutions Inc.	5.200%	8/15/2032	3,720	3,752
	Motorola Solutions Inc.	5.550%	8/15/2035	22,804	23,211
	Motorola Solutions Inc.	5.500%	9/1/2044	6,505	6,295
	MSCI Inc.	5.250%	9/1/2035	15,356	15,032
	NetApp Inc.	2.700%	6/22/2030	22,095	20,353
	NetApp Inc.	5.500%	3/17/2032	11,098	11,332
	NetApp Inc.	5.700%	3/17/2035	9,985	10,224
	Nokia OYJ	6.625%	5/15/2039	7,509	7,959
	Nordson Corp.	5.600%	9/15/2028	4,389	4,471
	Nordson Corp.	4.500%	12/15/2029	9,407	9,342
	Nordson Corp.	5.800%	9/15/2033	6,946	7,225
	NVIDIA Corp.	1.550%	6/15/2028	21,352	20,243
	NVIDIA Corp.	4.250%	6/15/2028	46,675	46,582
	NVIDIA Corp.	4.350%	6/15/2029	46,675	46,534
	NVIDIA Corp.	2.850%	4/1/2030	8,623	8,157
	NVIDIA Corp.	2.000%	6/15/2031	20,202	18,024
	NVIDIA Corp.	4.500%	6/15/2031	57,596	57,399
	NVIDIA Corp.	4.750%	6/15/2033	46,674	46,527
	NVIDIA Corp.	4.950%	6/15/2036	53,336	52,867
	NVIDIA Corp.	3.500%	4/1/2040	23,453	19,487
	NVIDIA Corp.	5.550%	6/15/2046	40,016	39,712
	NVIDIA Corp.	3.500%	4/1/2050	44,575	32,641
	NVIDIA Corp.	5.625%	6/15/2056	37,735	37,447
	NVIDIA Corp.	3.700%	4/1/2060	9,188	6,643
	NXP BV	4.300%	8/19/2028	5,480	5,440
	NXP BV	5.550%	12/1/2028	7,581	7,715
	NXP BV	4.300%	6/18/2029	19,293	19,085
	NXP BV	3.400%	5/1/2030	21,161	20,156
	NXP BV	2.500%	5/11/2031	28,365	25,455
	NXP BV	2.650%	2/15/2032	9,747	8,630
	NXP BV	4.850%	8/19/2032	5,300	5,235
	NXP BV	5.250%	8/19/2035	10,310	10,303

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	3.250%	5/11/2041	13,127	9,932
	NXP BV	3.250%	11/30/2051	12,950	8,586
	Oracle Corp.	2.300%	3/25/2028	25,293	24,209
	Oracle Corp.	4.500%	5/6/2028	7,054	7,009
	Oracle Corp.	4.800%	8/3/2028	12,066	12,045
	Oracle Corp.	4.550%	2/4/2029	59,301	58,471
[1]	Oracle Corp.	4.200%	9/27/2029	31,876	30,996
	Oracle Corp.	6.150%	11/9/2029	9,840	10,125
	Oracle Corp.	2.950%	4/1/2030	51,954	47,825
	Oracle Corp.	4.650%	5/6/2030	13,955	13,682
	Oracle Corp.	3.250%	5/15/2030	10,922	10,149
	Oracle Corp.	4.450%	9/26/2030	39,234	37,873
	Oracle Corp.	4.950%	2/4/2031	48,819	47,818
	Oracle Corp.	2.875%	3/25/2031	45,127	40,321
	Oracle Corp.	5.250%	2/3/2032	21,929	21,608
	Oracle Corp.	4.800%	9/26/2032	69,202	65,845
	Oracle Corp.	4.900%	2/6/2033	12,281	11,658
	Oracle Corp.	5.350%	5/4/2033	49,101	47,687
	Oracle Corp.	4.300%	7/8/2034	27,158	24,239
	Oracle Corp.	4.700%	9/27/2034	29,538	27,068
	Oracle Corp.	3.900%	5/15/2035	6,425	5,460
	Oracle Corp.	5.500%	8/3/2035	27,572	26,383
	Oracle Corp.	5.200%	9/26/2035	59,028	55,245
	Oracle Corp.	5.700%	2/4/2036	58,007	56,244
	Oracle Corp.	3.850%	7/15/2036	30,722	25,516
	Oracle Corp.	3.800%	11/15/2037	32,509	26,047
	Oracle Corp.	6.500%	4/15/2038	4,447	4,482
	Oracle Corp.	6.125%	7/8/2039	12,879	12,419
	Oracle Corp.	3.600%	4/1/2040	39,041	28,472
	Oracle Corp.	5.375%	7/15/2040	32,240	28,357
	Oracle Corp.	3.650%	3/25/2041	30,458	21,877
	Oracle Corp.	4.500%	7/8/2044	20,589	15,341
	Oracle Corp.	4.125%	5/15/2045	20,619	14,375
	Oracle Corp.	5.875%	9/26/2045	41,643	36,473
	Oracle Corp.	6.550%	2/4/2046	22,068	20,817
	Oracle Corp.	4.000%	7/15/2046	37,991	25,656
	Oracle Corp.	4.000%	11/15/2047	39,540	26,332
	Oracle Corp.	3.600%	4/1/2050	60,837	36,952
	Oracle Corp.	3.950%	3/25/2051	41,080	26,303
	Oracle Corp.	6.900%	11/9/2052	29,608	28,391
	Oracle Corp.	5.550%	2/6/2053	36,895	29,730
	Oracle Corp.	5.375%	9/27/2054	27,859	21,820
	Oracle Corp.	4.375%	5/15/2055	5,706	3,801
	Oracle Corp.	6.000%	8/3/2055	29,056	24,760
	Oracle Corp.	5.950%	9/26/2055	49,610	42,161
	Oracle Corp.	6.700%	2/4/2056	62,456	58,792
	Oracle Corp.	3.850%	4/1/2060	54,821	32,188
	Oracle Corp.	4.100%	3/25/2061	9,066	5,544
	Oracle Corp.	5.500%	9/27/2064	10,232	7,907
	Oracle Corp.	6.125%	8/3/2065	12,681	10,658
	Oracle Corp.	6.100%	9/26/2065	23,705	19,823
	Oracle Corp.	6.850%	2/4/2066	51,271	47,759
	Paychex Inc.	5.100%	4/15/2030	16,518	16,655
	Paychex Inc.	5.350%	4/15/2032	23,530	23,810
	Paychex Inc.	5.600%	4/15/2035	16,650	16,815
	Qorvo Inc.	4.375%	10/15/2029	11,312	10,912
	QUALCOMM Inc.	1.300%	5/20/2028	25,612	24,207
	QUALCOMM Inc.	2.150%	5/20/2030	14,274	13,062
	QUALCOMM Inc.	1.650%	5/20/2032	29,972	25,383
	QUALCOMM Inc.	4.750%	5/20/2032	4,349	4,357
	QUALCOMM Inc.	5.400%	5/20/2033	11,648	12,059
	QUALCOMM Inc.	5.000%	5/20/2035	2,955	2,941
	QUALCOMM Inc.	4.800%	5/20/2045	19,581	17,476
	QUALCOMM Inc.	4.300%	5/20/2047	25,603	20,856
	QUALCOMM Inc.	3.250%	5/20/2050	11,825	7,969
	QUALCOMM Inc.	4.500%	5/20/2052	5,043	4,167
	QUALCOMM Inc.	6.000%	5/20/2053	15,863	16,197
	Quanta Services Inc.	4.750%	8/9/2027	14,158	14,197
	Quanta Services Inc.	4.300%	8/9/2028	22,630	22,536
	Quanta Services Inc.	2.900%	10/1/2030	18,032	16,780

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	4.500%	1/15/2031	21,370	21,107
	Quanta Services Inc.	5.250%	8/9/2034	10,235	10,353
	Quanta Services Inc.	5.100%	8/9/2035	16,580	16,475
	Quanta Services Inc.	3.050%	10/1/2041	6,206	4,605
	RELX Capital Inc.	4.000%	3/18/2029	6,735	6,626
	RELX Capital Inc.	4.750%	3/27/2030	5,326	5,335
	RELX Capital Inc.	3.000%	5/22/2030	13,743	12,900
	RELX Capital Inc.	4.750%	5/20/2032	7,460	7,403
	RELX Capital Inc.	5.250%	3/27/2035	4,396	4,432
	Roper Technologies Inc.	1.400%	9/15/2027	12,157	11,730
	Roper Technologies Inc.	4.200%	9/15/2028	15,143	15,024
	Roper Technologies Inc.	4.250%	9/15/2028	5,301	5,259
	Roper Technologies Inc.	2.950%	9/15/2029	15,089	14,311
	Roper Technologies Inc.	4.500%	10/15/2029	6,107	6,067
	Roper Technologies Inc.	2.000%	6/30/2030	4,080	3,661
	Roper Technologies Inc.	4.450%	9/15/2030	8,352	8,239
	Roper Technologies Inc.	4.750%	2/15/2032	9,165	9,059
	Roper Technologies Inc.	4.900%	10/15/2034	11,597	11,205
	Roper Technologies Inc.	5.100%	9/15/2035	17,740	17,235
	S&P Global Inc.	4.750%	8/1/2028	11,201	11,254
	S&P Global Inc.	2.950%	3/1/2029	15,737	15,113
	S&P Global Inc.	2.500%	12/1/2029	11,272	10,539
	S&P Global Inc.	1.250%	8/15/2030	8,855	7,731
[6]	S&P Global Inc.	4.250%	1/15/2031	9,179	8,983
	S&P Global Inc.	2.900%	3/1/2032	22,136	20,053
[6]	S&P Global Inc.	4.800%	12/4/2035	2,460	2,401
	S&P Global Inc.	3.250%	12/1/2049	10,498	7,299
	S&P Global Inc.	3.700%	3/1/2052	14,883	11,038
	S&P Global Inc.	2.300%	8/15/2060	11,903	5,848
	S&P Global Inc.	3.900%	3/1/2062	7,415	5,349
	Salesforce Inc.	4.500%	3/15/2028	15,588	15,573
	Salesforce Inc.	3.700%	4/11/2028	27,574	27,216
	Salesforce Inc.	1.500%	7/15/2028	17,141	16,139
	Salesforce Inc.	1.950%	7/15/2031	36,019	31,369
	Salesforce Inc.	4.900%	9/15/2031	40,282	40,188
	Salesforce Inc.	5.200%	3/15/2033	11,347	11,369
	Salesforce Inc.	5.550%	3/15/2036	59,825	59,655
	Salesforce Inc.	2.700%	7/15/2041	29,137	19,873
	Salesforce Inc.	6.400%	3/15/2046	20,765	20,953
	Salesforce Inc.	2.900%	7/15/2051	25,382	14,810
	Salesforce Inc.	6.550%	3/15/2056	50,337	50,388
	Salesforce Inc.	3.050%	7/15/2061	16,330	9,157
	Salesforce Inc.	6.700%	3/15/2066	19,400	19,512
	ServiceNow Inc.	4.250%	5/15/2028	9,819	9,788
	ServiceNow Inc.	1.400%	9/1/2030	33,007	28,934
	ServiceNow Inc.	4.700%	8/15/2031	7,796	7,756
	ServiceNow Inc.	5.050%	5/15/2033	8,454	8,445
	ServiceNow Inc.	5.400%	5/15/2036	16,626	16,605
[1]	ServiceNow Inc.	6.300%	5/15/2056	10,289	10,465
	Skyworks Solutions Inc.	3.000%	6/1/2031	13,188	11,841
	Sony Group Corp.	4.657%	6/30/2031	6,667	6,672
	Sony Group Corp.	5.089%	6/30/2036	6,664	6,662
	Synopsys Inc.	4.650%	4/1/2028	11,162	11,178
	Synopsys Inc.	4.850%	4/1/2030	5,522	5,532
	Synopsys Inc.	5.000%	4/1/2032	36,332	36,396
	Synopsys Inc.	5.150%	4/1/2035	33,154	32,989
	Synopsys Inc.	5.700%	4/1/2055	28,562	27,718
	TD SYNNEX Corp.	2.375%	8/9/2028	10,323	9,819
	TD SYNNEX Corp.	4.300%	1/17/2029	9,649	9,518
	TD SYNNEX Corp.	5.300%	10/10/2035	19,900	19,578
	Teledyne FLIR LLC	2.500%	8/1/2030	7,175	6,558
	Texas Instruments Inc.	2.900%	11/3/2027	15,008	14,759
	Texas Instruments Inc.	4.600%	2/15/2028	2,100	2,109
	Texas Instruments Inc.	2.250%	9/4/2029	17,871	16,718
	Texas Instruments Inc.	1.750%	5/4/2030	10,449	9,441
	Texas Instruments Inc.	4.500%	5/23/2030	10,635	10,626
	Texas Instruments Inc.	1.900%	9/15/2031	5,250	4,605
	Texas Instruments Inc.	4.900%	3/14/2033	16,155	16,364
	Texas Instruments Inc.	4.850%	2/8/2034	12,832	12,854
	Texas Instruments Inc.	3.875%	3/15/2039	13,875	12,134

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.150%	5/15/2048	23,516	19,311
	Texas Instruments Inc.	2.700%	9/15/2051	6,185	3,786
	Texas Instruments Inc.	4.100%	8/16/2052	3,139	2,500
	Texas Instruments Inc.	5.000%	3/14/2053	7,303	6,668
	Texas Instruments Inc.	5.150%	2/8/2054	9,553	8,957
	Texas Instruments Inc.	5.050%	5/18/2063	24,293	21,687
[1]	TR Finance LLC	5.500%	8/15/2035	8,060	8,158
[1]	TR Finance LLC	5.850%	4/15/2040	10,075	10,014
[1]	TR Finance LLC	5.650%	11/23/2043	5,022	4,938
	TSMC Arizona Corp.	4.125%	4/22/2029	6,530	6,475
	TSMC Arizona Corp.	2.500%	10/25/2031	25,042	22,644
	TSMC Arizona Corp.	4.250%	4/22/2032	5,615	5,538
	TSMC Arizona Corp.	3.125%	10/25/2041	17,021	13,766
	TSMC Arizona Corp.	3.250%	10/25/2051	25,320	19,026
	TSMC Arizona Corp.	4.500%	4/22/2052	3,473	3,233
	Verisk Analytics Inc.	4.125%	3/15/2029	11,703	11,560
	Verisk Analytics Inc.	4.450%	3/15/2031	6,775	6,630
	Verisk Analytics Inc.	5.250%	6/5/2034	12,220	12,193
	Verisk Analytics Inc.	5.250%	3/15/2035	7,854	7,810
	Verisk Analytics Inc.	5.125%	3/15/2036	11,700	11,432
	Verisk Analytics Inc.	5.500%	6/15/2045	1,525	1,451
	Verisk Analytics Inc.	3.625%	5/15/2050	12,513	8,854
	VMware LLC	1.800%	8/15/2028	12,797	12,103
	VMware LLC	4.700%	5/15/2030	12,398	12,413
	VMware LLC	2.200%	8/15/2031	19,948	17,569
	Workday Inc.	3.700%	4/1/2029	5,019	4,877
	Workday Inc.	3.800%	4/1/2032	3,715	3,460
	Xilinx Inc.	2.375%	6/1/2030	14,488	13,347
					9,137,593
Utilities (2.7%)
	AEP Texas Inc.	3.950%	6/1/2028	12,142	12,005
	AEP Texas Inc.	5.450%	5/15/2029	6,281	6,404
[1]	AEP Texas Inc.	2.100%	7/1/2030	9,188	8,313
	AEP Texas Inc.	5.700%	5/15/2034	7,779	8,028
[1]	AEP Texas Inc.	5.200%	4/15/2036	2,740	2,699
	AEP Texas Inc.	3.800%	10/1/2047	5,700	4,242
[1]	AEP Texas Inc.	4.150%	5/1/2049	1,000	769
[1]	AEP Texas Inc.	3.450%	1/15/2050	1,862	1,274
	AEP Texas Inc.	3.450%	5/15/2051	88	59
	AEP Texas Inc.	5.850%	10/15/2055	10,355	10,158
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,555	2,573
	AEP Transmission Co. LLC	5.250%	6/1/2036	4,261	4,277
	AEP Transmission Co. LLC	4.000%	12/1/2046	8,215	6,597
	AEP Transmission Co. LLC	3.750%	12/1/2047	9,821	7,432
	AEP Transmission Co. LLC	4.250%	9/15/2048	6,681	5,463
	AEP Transmission Co. LLC	3.800%	6/15/2049	7,616	5,708
	AEP Transmission Co. LLC	3.150%	9/15/2049	8,878	5,917
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	4,554	3,357
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	2,147	1,309
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	7,710	6,422
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,807	1,728
	AES Corp.	5.450%	6/1/2028	22,580	22,827
	AES Corp.	5.200%	7/15/2029	3,300	3,320
	AES Corp.	2.450%	1/15/2031	21,940	19,614
	AES Corp.	5.800%	3/15/2032	15,980	16,193
	AES Corp.	5.750%	7/15/2033	3,300	3,320
	Alabama Power Co.	3.750%	9/1/2027	8,611	8,561
[1]	Alabama Power Co.	1.450%	9/15/2030	7,657	6,730
[1]	Alabama Power Co.	4.300%	3/15/2031	5,539	5,446
	Alabama Power Co.	3.050%	3/15/2032	2,320	2,126
	Alabama Power Co.	3.940%	9/1/2032	7,731	7,399
	Alabama Power Co.	5.850%	11/15/2033	6,617	6,956
	Alabama Power Co.	5.100%	4/2/2035	1,948	1,959
	Alabama Power Co.	6.000%	3/1/2039	3,317	3,512
	Alabama Power Co.	3.850%	12/1/2042	3,914	3,189
	Alabama Power Co.	4.150%	8/15/2044	4,774	3,958
	Alabama Power Co.	3.750%	3/1/2045	6,955	5,410
	Alabama Power Co.	4.300%	1/2/2046	13,607	11,350
[1]	Alabama Power Co.	3.700%	12/1/2047	13,648	10,249

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	3.450%	10/1/2049	14,105	10,007
	Alabama Power Co.	3.125%	7/15/2051	10,105	6,655
	Alabama Power Co.	3.000%	3/15/2052	5,154	3,278
	Alliant Energy Corp.	5.750%	4/1/2056	2,890	2,857
	Ameren Corp.	1.750%	3/15/2028	6,294	6,000
	Ameren Corp.	5.000%	1/15/2029	8,280	8,349
	Ameren Corp.	3.500%	1/15/2031	38,354	36,346
	Ameren Corp.	5.375%	3/15/2035	16,979	17,169
	Ameren Corp.	5.000%	5/15/2036	12,500	12,201
	Ameren Illinois Co.	3.800%	5/15/2028	7,902	7,811
	Ameren Illinois Co.	1.550%	11/15/2030	4,720	4,151
	Ameren Illinois Co.	3.850%	9/1/2032	4,199	3,986
	Ameren Illinois Co.	4.950%	6/1/2033	7,325	7,334
	Ameren Illinois Co.	4.150%	3/15/2046	2,390	1,954
	Ameren Illinois Co.	3.700%	12/1/2047	6,760	5,109
	Ameren Illinois Co.	4.500%	3/15/2049	2,053	1,733
	Ameren Illinois Co.	3.250%	3/15/2050	795	543
	Ameren Illinois Co.	2.900%	6/15/2051	7,390	4,657
	Ameren Illinois Co.	5.900%	12/1/2052	7,594	7,762
	Ameren Illinois Co.	5.625%	3/1/2055	10,734	10,541
	American Electric Power Co. Inc.	5.750%	11/1/2027	6,881	6,987
	American Electric Power Co. Inc.	3.200%	11/13/2027	780	766
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	11,128	11,057
	American Electric Power Co. Inc.	5.200%	1/15/2029	6,950	7,055
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,813	4,017
	American Electric Power Co. Inc.	5.625%	3/1/2033	23,863	24,727
	American Electric Power Co. Inc.	3.250%	3/1/2050	6,362	4,297
	American Electric Power Co. Inc.	6.950%	12/15/2054	10,465	11,169
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	11,115	11,547
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	15,631	15,539
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	10,794	10,730
	American Water Capital Corp.	2.950%	9/1/2027	8,213	8,086
	American Water Capital Corp.	3.750%	9/1/2028	5,399	5,314
	American Water Capital Corp.	3.450%	6/1/2029	16,423	15,926
	American Water Capital Corp.	4.625%	6/1/2029	5,604	5,608
	American Water Capital Corp.	2.800%	5/1/2030	6,382	5,968
	American Water Capital Corp.	2.300%	6/1/2031	9,397	8,397
	American Water Capital Corp.	4.450%	6/1/2032	2,569	2,522
	American Water Capital Corp.	5.150%	3/1/2034	14,515	14,693
	American Water Capital Corp.	5.250%	3/1/2035	28,527	28,847
	American Water Capital Corp.	5.200%	4/1/2036	9,140	9,128
	American Water Capital Corp.	6.593%	10/15/2037	13,145	14,670
	American Water Capital Corp.	4.300%	12/1/2042	1,225	1,064
	American Water Capital Corp.	4.300%	9/1/2045	3,921	3,292
	American Water Capital Corp.	4.000%	12/1/2046	1,655	1,311
	American Water Capital Corp.	3.750%	9/1/2047	9,948	7,562
	American Water Capital Corp.	4.200%	9/1/2048	6,060	4,884
	American Water Capital Corp.	4.150%	6/1/2049	7,910	6,297
	American Water Capital Corp.	3.450%	5/1/2050	2,230	1,571
	American Water Capital Corp.	3.250%	6/1/2051	6,620	4,464
	American Water Capital Corp.	5.700%	9/1/2055	8,124	8,041
[1]	Appalachian Power Co.	2.700%	4/1/2031	20,574	18,738
[1]	Appalachian Power Co.	4.500%	8/1/2032	12,554	12,299
	Appalachian Power Co.	5.650%	4/1/2034	6,505	6,688
	Appalachian Power Co.	7.000%	4/1/2038	11,982	13,360
	Appalachian Power Co.	4.400%	5/15/2044	5,171	4,358
	Appalachian Power Co.	4.450%	6/1/2045	10,818	9,024
	Arizona Public Service Co.	2.950%	9/15/2027	1,550	1,522
	Arizona Public Service Co.	2.600%	8/15/2029	5,553	5,221
	Arizona Public Service Co.	2.200%	12/15/2031	2,395	2,092
	Arizona Public Service Co.	6.350%	12/15/2032	13,074	13,938
	Arizona Public Service Co.	5.550%	8/1/2033	9,548	9,804
	Arizona Public Service Co.	5.700%	8/15/2034	5,563	5,741
	Arizona Public Service Co.	5.050%	9/1/2041	550	514
	Arizona Public Service Co.	4.500%	4/1/2042	3,257	2,843
	Arizona Public Service Co.	4.350%	11/15/2045	2,735	2,245
	Arizona Public Service Co.	3.750%	5/15/2046	2,060	1,555
	Arizona Public Service Co.	4.250%	3/1/2049	5,756	4,550
	Arizona Public Service Co.	3.500%	12/1/2049	660	462
	Arizona Public Service Co.	2.650%	9/15/2050	14,024	8,439

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.900%	8/15/2055	14,859	14,900
	Atlantic City Electric Co.	2.300%	3/15/2031	7,585	6,805
	Atmos Energy Corp.	2.625%	9/15/2029	11,706	11,061
	Atmos Energy Corp.	1.500%	1/15/2031	7,942	6,933
	Atmos Energy Corp.	4.750%	1/15/2032	13,550	13,506
	Atmos Energy Corp.	5.450%	10/15/2032	2,410	2,480
	Atmos Energy Corp.	5.900%	11/15/2033	11,808	12,523
[1]	Atmos Energy Corp.	5.200%	8/15/2035	3,670	3,716
	Atmos Energy Corp.	5.500%	6/15/2041	11,545	11,557
	Atmos Energy Corp.	4.150%	1/15/2043	8,532	7,225
	Atmos Energy Corp.	4.125%	10/15/2044	3,683	3,078
	Atmos Energy Corp.	4.300%	10/1/2048	3,829	3,160
	Atmos Energy Corp.	3.375%	9/15/2049	19,316	13,558
	Atmos Energy Corp.	2.850%	2/15/2052	1,856	1,159
	Atmos Energy Corp.	5.750%	10/15/2052	7,350	7,387
	Atmos Energy Corp.	6.200%	11/15/2053	5,670	6,020
	Atmos Energy Corp.	5.000%	12/15/2054	9,291	8,361
	Atmos Energy Corp.	5.450%	1/15/2056	5,650	5,444
	Avangrid Inc.	3.800%	6/1/2029	10,191	9,923
	Avista Corp.	4.350%	6/1/2048	4,985	4,094
	Avista Corp.	4.000%	4/1/2052	5,939	4,483
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	6,045	6,098
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	2,493	2,522
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	8,275	8,417
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	2,745	2,965
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	3,596	2,624
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	11,399	8,570
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,730	2,214
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	10,666	7,147
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	8,359	5,270
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	17,007	14,175
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5,628	5,326
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	970	952
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	6,105	6,297
	Basin Electric Power Cooperative	5.850%	10/15/2055	5,370	5,236
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	3,862	3,781
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	19,401	18,737
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	31,786	27,529
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	13,690	14,598
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	11,219	11,833
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	8,839	8,329
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	12,296	10,517
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	16,887	12,729
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	3,761	3,092
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,085	12,032
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	33,701	20,631
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	5,799	4,826
	Black Hills Corp.	5.950%	3/15/2028	5,640	5,752
	Black Hills Corp.	3.050%	10/15/2029	15,572	14,757
	Black Hills Corp.	4.550%	1/31/2031	4,710	4,636
	Black Hills Corp.	4.350%	5/1/2033	15,815	15,064
	Black Hills Corp.	6.150%	5/15/2034	11,726	12,294
	Black Hills Corp.	6.000%	1/15/2035	6,830	7,092
	Black Hills Corp.	4.200%	9/15/2046	4,060	3,245
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	7,182	7,281
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	5,908	5,944
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	5,365	4,835
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	3,413	3,108
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	5,754	5,630
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	9,650	9,669
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	12,800	12,920
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,350	7,337
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,680	12,525
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	5,982	5,851
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	6,629	5,226
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	4,333	3,794
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	3,020	2,380
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	7,054	4,535
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	10,815	7,467
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	1,403	1,016

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	3,230	2,881
	CenterPoint Energy Inc.	5.400%	6/1/2029	7,061	7,210
	CenterPoint Energy Inc.	2.950%	3/1/2030	12,548	11,792
[1]	CenterPoint Energy Inc.	6.850%	2/15/2055	7,925	8,321
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	8,124	8,410
	CenterPoint Energy Inc.	6.700%	5/15/2055	18,805	19,343
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,779	6,770
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	12,000	12,157
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	4,640	4,596
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,946	1,727
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	6,675	6,508
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,044	1,063
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	3,035	3,087
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,960	2,006
[1]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	17,190	16,673
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	500	467
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	10,479	8,934
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	5,960	6,172
	CMS Energy Corp.	3.450%	8/15/2027	4,356	4,304
	CMS Energy Corp.	4.875%	3/1/2044	4,553	4,044
[1]	CMS Energy Corp.	4.750%	6/1/2050	14,484	14,181
	CMS Energy Corp.	3.750%	12/1/2050	5,872	5,454
	CMS Energy Corp.	6.500%	6/1/2055	4,127	4,215
[1]	Commonwealth Edison Co.	2.950%	8/15/2027	4,215	4,154
	Commonwealth Edison Co.	3.700%	8/15/2028	6,692	6,592
	Commonwealth Edison Co.	2.200%	3/1/2030	8,524	7,844
	Commonwealth Edison Co.	4.550%	6/1/2031	3,856	3,832
	Commonwealth Edison Co.	4.900%	2/1/2033	3,495	3,521
	Commonwealth Edison Co.	5.300%	6/1/2034	3,400	3,478
	Commonwealth Edison Co.	5.900%	3/15/2036	9,229	9,761
	Commonwealth Edison Co.	6.450%	1/15/2038	9,358	10,286
	Commonwealth Edison Co.	4.600%	8/15/2043	6,245	5,518
	Commonwealth Edison Co.	4.700%	1/15/2044	8,876	7,934
	Commonwealth Edison Co.	3.700%	3/1/2045	7,719	5,961
	Commonwealth Edison Co.	4.350%	11/15/2045	7,696	6,465
	Commonwealth Edison Co.	3.650%	6/15/2046	3,888	2,930
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	6,564	4,941
	Commonwealth Edison Co.	4.000%	3/1/2048	16,427	12,865
	Commonwealth Edison Co.	4.000%	3/1/2049	9,271	7,253
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	9,911	6,687
	Commonwealth Edison Co.	3.000%	3/1/2050	9,219	5,987
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	1,638	999
	Commonwealth Edison Co.	5.300%	2/1/2053	5,000	4,662
	Commonwealth Edison Co.	5.650%	6/1/2054	3,060	3,016
	Commonwealth Edison Co.	5.950%	6/1/2055	10,422	10,610
	Commonwealth Edison Co.	5.850%	6/1/2056	6,034	6,083
	Connecticut Light & Power Co.	4.950%	1/15/2030	10,832	10,957
	Connecticut Light & Power Co.	4.900%	7/1/2033	2,455	2,467
	Connecticut Light & Power Co.	4.950%	8/15/2034	2,720	2,708
	Connecticut Light & Power Co.	4.300%	4/15/2044	6,820	5,768
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	8,015	6,600
	Connecticut Light & Power Co.	4.000%	4/1/2048	14,117	11,210
	Connecticut Light & Power Co.	5.250%	1/15/2053	5,735	5,374
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,327	1,306
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	2,431	2,405
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	9,658	9,222
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	14,083	14,347
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	3,310	3,425
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,655	1,690
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	7,617	7,731
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	15,572	15,601
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	7,858	8,230
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	10,100	10,069
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	5,845	6,281
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	2,635	2,961
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	12,534	12,571
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	11,750	11,982
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	7,970	6,456
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	17,300	14,913
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	11,260	9,618

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	17,589	13,616
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	11,582	8,897
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	5,105	4,348
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	10,109	7,976
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	987	649
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	7,202	7,505
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,380	6,437
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	6,985	6,876
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	12,454	10,410
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	9,350	8,908
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	10,061	9,932
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	8,740	8,787
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,014	5,511
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	12,946	10,443
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	9,472	6,563
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	1,115	658
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	8,105	5,485
	Constellation Energy Generation LLC	3.900%	1/8/2028	6,167	6,114
	Constellation Energy Generation LLC	5.600%	3/1/2028	10,656	10,822
	Constellation Energy Generation LLC	4.550%	6/1/2029	10,300	10,262
	Constellation Energy Generation LLC	4.400%	1/15/2031	7,444	7,316
	Constellation Energy Generation LLC	4.800%	1/15/2032	8,645	8,575
	Constellation Energy Generation LLC	5.800%	3/1/2033	18,794	19,622
	Constellation Energy Generation LLC	6.125%	1/15/2034	8,043	8,542
	Constellation Energy Generation LLC	5.300%	6/1/2036	9,537	9,486
	Constellation Energy Generation LLC	6.250%	10/1/2039	2,725	2,875
	Constellation Energy Generation LLC	5.750%	10/1/2041	8,748	8,775
	Constellation Energy Generation LLC	5.600%	6/15/2042	12,571	12,384
	Constellation Energy Generation LLC	6.500%	10/1/2053	16,997	18,246
	Constellation Energy Generation LLC	5.750%	3/15/2054	6,783	6,682
	Constellation Energy Generation LLC	5.875%	1/15/2066	22,762	22,205
	Consumers Energy Co.	4.650%	3/1/2028	3,980	4,002
	Consumers Energy Co.	3.800%	11/15/2028	5,424	5,345
	Consumers Energy Co.	4.900%	2/15/2029	4,165	4,210
	Consumers Energy Co.	4.600%	5/30/2029	6,570	6,594
	Consumers Energy Co.	4.700%	1/15/2030	7,780	7,800
	Consumers Energy Co.	4.500%	1/15/2031	2,450	2,432
	Consumers Energy Co.	3.600%	8/15/2032	7,761	7,299
	Consumers Energy Co.	4.625%	5/15/2033	6,310	6,217
	Consumers Energy Co.	5.050%	5/15/2035	1,550	1,552
	Consumers Energy Co.	5.125%	5/1/2036	9,704	9,695
	Consumers Energy Co.	3.950%	5/15/2043	5,323	4,348
	Consumers Energy Co.	3.250%	8/15/2046	12,308	8,762
	Consumers Energy Co.	3.950%	7/15/2047	7,719	6,080
	Consumers Energy Co.	4.050%	5/15/2048	6,174	4,931
	Consumers Energy Co.	4.350%	4/15/2049	14,769	12,204
	Consumers Energy Co.	3.750%	2/15/2050	1,567	1,176
	Consumers Energy Co.	3.100%	8/15/2050	10,047	6,729
	Consumers Energy Co.	3.500%	8/1/2051	12,297	8,814
	Consumers Energy Co.	2.650%	8/15/2052	2,947	1,776
	Consumers Energy Co.	4.200%	9/1/2052	3,418	2,727
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	23,284	23,822
	Dayton Power & Light Co.	4.550%	8/15/2030	5,250	5,169
	Dayton Power & Light Co.	3.950%	6/15/2049	5,329	4,042
	Delmarva Power & Light Co.	4.150%	5/15/2045	3,768	3,099
	Dominion Energy Inc.	4.600%	5/15/2028	7,354	7,357
	Dominion Energy Inc.	4.250%	6/1/2028	10,209	10,142
[1]	Dominion Energy Inc.	3.375%	4/1/2030	52,257	49,895
	Dominion Energy Inc.	5.000%	6/15/2030	5,318	5,374
[1]	Dominion Energy Inc.	2.250%	8/15/2031	6,664	5,890
[1]	Dominion Energy Inc.	4.350%	8/15/2032	9,004	8,709
	Dominion Energy Inc.	5.375%	11/15/2032	10,676	10,902
[1]	Dominion Energy Inc.	6.300%	3/15/2033	8,261	8,823
[1]	Dominion Energy Inc.	5.250%	8/1/2033	7,469	7,534
	Dominion Energy Inc.	5.450%	3/15/2035	7,330	7,441
[1]	Dominion Energy Inc.	5.950%	6/15/2035	7,955	8,356
	Dominion Energy Inc.	5.350%	6/15/2036	5,771	5,778
	Dominion Energy Inc.	7.000%	6/15/2038	6,450	7,294
[1]	Dominion Energy Inc.	3.300%	4/15/2041	10,076	7,653
[1]	Dominion Energy Inc.	4.900%	8/1/2041	14,061	12,949

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Dominion Energy Inc.	4.050%	9/15/2042	8,956	7,308
	Dominion Energy Inc.	4.700%	12/1/2044	5,546	4,845
[1]	Dominion Energy Inc.	4.600%	3/15/2049	3,851	3,213
[1]	Dominion Energy Inc.	4.850%	8/15/2052	15,863	13,670
[1]	Dominion Energy Inc.	7.000%	6/1/2054	7,185	7,610
[1]	Dominion Energy Inc.	6.875%	2/1/2055	6,550	6,767
	Dominion Energy Inc.	6.625%	5/15/2055	14,780	15,208
[1]	Dominion Energy Inc.	6.000%	2/15/2056	10,820	10,855
	Dominion Energy Inc.	6.200%	2/15/2056	17,560	17,619
[1]	Dominion Energy Inc.	6.150%	12/15/2056	4,370	4,383
	Dominion Energy Inc.	6.250%	12/15/2056	3,933	3,948
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	5,249	4,657
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	6,380	6,953
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	4,115	4,169
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	6,666	7,079
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	7,492	7,482
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	4,925	4,398
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	8,966	9,586
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	5,810	5,191
[1]	DTE Electric Co.	1.900%	4/1/2028	3,314	3,182
	DTE Electric Co.	2.250%	3/1/2030	27,758	25,609
[1]	DTE Electric Co.	2.625%	3/1/2031	10,189	9,324
	DTE Electric Co.	5.200%	4/1/2033	12,878	13,138
	DTE Electric Co.	5.200%	3/1/2034	19,239	19,565
	DTE Electric Co.	5.250%	5/15/2035	15,523	15,704
[1]	DTE Electric Co.	4.850%	3/1/2036	4,031	3,939
[1]	DTE Electric Co.	4.000%	4/1/2043	7,756	6,401
	DTE Electric Co.	4.300%	7/1/2044	1,689	1,435
	DTE Electric Co.	3.700%	3/15/2045	5,778	4,489
	DTE Electric Co.	3.750%	8/15/2047	7,262	5,563
	DTE Electric Co.	3.950%	3/1/2049	5,997	4,667
	DTE Electric Co.	2.950%	3/1/2050	9,316	6,076
[1]	DTE Electric Co.	3.250%	4/1/2051	2,305	1,566
	DTE Electric Co.	5.850%	5/15/2055	10,725	10,860
[1]	DTE Electric Co.	5.550%	3/1/2056	15,855	15,473
	DTE Energy Co.	4.950%	7/1/2027	3,565	3,582
	DTE Energy Co.	4.875%	6/1/2028	12,076	12,130
	DTE Energy Co.	5.100%	3/1/2029	25,608	25,897
[1]	DTE Energy Co.	3.400%	6/15/2029	15,573	15,033
	DTE Energy Co.	2.950%	3/1/2030	4,154	3,909
	DTE Energy Co.	5.200%	4/1/2030	8,296	8,417
	DTE Energy Co.	5.850%	6/1/2034	21,375	22,322
	DTE Energy Co.	5.050%	10/1/2035	19,526	19,170
[1]	DTE Energy Co.	6.200%	7/1/2058	6,700	6,757
	Duke Energy Carolinas LLC	3.950%	11/15/2028	17,115	16,912
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	5,320	5,496
	Duke Energy Carolinas LLC	2.450%	8/15/2029	5,337	5,018
	Duke Energy Carolinas LLC	2.450%	2/1/2030	11,363	10,561
	Duke Energy Carolinas LLC	4.850%	3/15/2030	5,904	5,957
	Duke Energy Carolinas LLC	2.550%	4/15/2031	9,664	8,785
	Duke Energy Carolinas LLC	4.650%	6/15/2031	3,933	3,930
	Duke Energy Carolinas LLC	6.450%	10/15/2032	8,439	9,119
	Duke Energy Carolinas LLC	4.950%	1/15/2033	17,656	17,783
	Duke Energy Carolinas LLC	4.850%	1/15/2034	6,505	6,460
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	8,135	8,238
	Duke Energy Carolinas LLC	5.150%	6/15/2036	7,493	7,499
	Duke Energy Carolinas LLC	6.100%	6/1/2037	4,530	4,808
	Duke Energy Carolinas LLC	6.000%	1/15/2038	7,937	8,405
	Duke Energy Carolinas LLC	6.050%	4/15/2038	8,623	9,173
	Duke Energy Carolinas LLC	5.300%	2/15/2040	11,704	11,597
	Duke Energy Carolinas LLC	4.250%	12/15/2041	13,225	11,447
	Duke Energy Carolinas LLC	4.000%	9/30/2042	16,082	13,313
	Duke Energy Carolinas LLC	3.875%	3/15/2046	17,524	13,692
	Duke Energy Carolinas LLC	3.700%	12/1/2047	16,411	12,330
	Duke Energy Carolinas LLC	3.950%	3/15/2048	7,350	5,731
	Duke Energy Carolinas LLC	3.200%	8/15/2049	10,583	7,156
	Duke Energy Carolinas LLC	3.450%	4/15/2051	4,523	3,180
	Duke Energy Carolinas LLC	3.550%	3/15/2052	5,375	3,813
	Duke Energy Carolinas LLC	5.350%	1/15/2053	11,192	10,585
	Duke Energy Carolinas LLC	5.400%	1/15/2054	5,974	5,695

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	5.750%	6/15/2056	10,800	10,787
[1]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	28,600	28,024
	Duke Energy Corp.	3.150%	8/15/2027	19,172	18,898
	Duke Energy Corp.	5.000%	12/8/2027	7,080	7,137
	Duke Energy Corp.	4.300%	3/15/2028	7,179	7,154
	Duke Energy Corp.	3.400%	6/15/2029	14,236	13,754
	Duke Energy Corp.	2.450%	6/1/2030	20,964	19,275
	Duke Energy Corp.	2.550%	6/15/2031	22,833	20,591
	Duke Energy Corp.	4.500%	8/15/2032	9,057	8,882
	Duke Energy Corp.	5.750%	9/15/2033	13,185	13,753
	Duke Energy Corp.	5.450%	6/15/2034	5,995	6,119
	Duke Energy Corp.	4.950%	9/15/2035	7,519	7,356
	Duke Energy Corp.	3.300%	6/15/2041	3,870	2,948
	Duke Energy Corp.	4.800%	12/15/2045	6,769	5,917
	Duke Energy Corp.	3.750%	9/1/2046	18,086	13,507
	Duke Energy Corp.	3.950%	8/15/2047	4,188	3,194
	Duke Energy Corp.	4.200%	6/15/2049	8,462	6,582
	Duke Energy Corp.	3.500%	6/15/2051	12,050	8,213
	Duke Energy Corp.	5.000%	8/15/2052	2,074	1,804
	Duke Energy Corp.	6.100%	9/15/2053	19,184	19,506
	Duke Energy Corp.	5.800%	6/15/2054	41,200	40,135
	Duke Energy Florida LLC	3.800%	7/15/2028	18,479	18,242
	Duke Energy Florida LLC	2.500%	12/1/2029	34,318	32,104
	Duke Energy Florida LLC	1.750%	6/15/2030	9,314	8,348
	Duke Energy Florida LLC	4.200%	12/1/2030	1,815	1,782
	Duke Energy Florida LLC	2.400%	12/15/2031	9,519	8,469
	Duke Energy Florida LLC	4.850%	12/1/2035	2,712	2,654
	Duke Energy Florida LLC	6.350%	9/15/2037	10,636	11,530
	Duke Energy Florida LLC	6.400%	6/15/2038	14,575	15,894
	Duke Energy Florida LLC	5.650%	4/1/2040	2,525	2,574
	Duke Energy Florida LLC	3.850%	11/15/2042	3,116	2,534
	Duke Energy Florida LLC	3.400%	10/1/2046	7,530	5,445
	Duke Energy Florida LLC	4.200%	7/15/2048	7,565	6,078
	Duke Energy Florida LLC	3.000%	12/15/2051	7,881	5,068
	Duke Energy Florida LLC	5.950%	11/15/2052	1,435	1,469
	Duke Energy Florida LLC	6.200%	11/15/2053	12,249	12,923
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	2,339	2,253
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,862	2,907
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,763	2,932
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	1,608	1,581
	Duke Energy Indiana LLC	6.350%	8/15/2038	10,777	11,738
	Duke Energy Indiana LLC	6.450%	4/1/2039	7,842	8,584
[1]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,637	4,268
	Duke Energy Indiana LLC	3.750%	5/15/2046	13,023	9,977
[1]	Duke Energy Indiana LLC	3.250%	10/1/2049	6,597	4,490
	Duke Energy Indiana LLC	2.750%	4/1/2050	11,094	6,818
	Duke Energy Indiana LLC	5.900%	5/15/2055	2,255	2,278
	Duke Energy Ohio Inc.	3.650%	2/1/2029	16,450	16,120
	Duke Energy Ohio Inc.	2.125%	6/1/2030	5,800	5,282
	Duke Energy Ohio Inc.	5.250%	4/1/2033	8,951	9,115
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,975	1,994
	Duke Energy Ohio Inc.	3.700%	6/15/2046	9,058	6,875
	Duke Energy Ohio Inc.	4.300%	2/1/2049	3,132	2,540
	Duke Energy Ohio Inc.	5.650%	4/1/2053	4,278	4,189
	Duke Energy Ohio Inc.	5.550%	3/15/2054	5,430	5,243
	Duke Energy Progress LLC	3.700%	9/1/2028	8,307	8,179
	Duke Energy Progress LLC	3.450%	3/15/2029	15,869	15,454
	Duke Energy Progress LLC	2.000%	8/15/2031	14,326	12,641
	Duke Energy Progress LLC	5.250%	3/15/2033	10,150	10,354
	Duke Energy Progress LLC	5.100%	3/15/2034	5,280	5,354
	Duke Energy Progress LLC	5.050%	3/15/2035	10,951	10,954
	Duke Energy Progress LLC	6.300%	4/1/2038	7,145	7,707
	Duke Energy Progress LLC	4.100%	5/15/2042	4,892	4,122
	Duke Energy Progress LLC	4.100%	3/15/2043	7,767	6,476
	Duke Energy Progress LLC	4.375%	3/30/2044	8,027	6,830
	Duke Energy Progress LLC	4.150%	12/1/2044	13,477	11,105
	Duke Energy Progress LLC	4.200%	8/15/2045	11,195	9,222
	Duke Energy Progress LLC	3.700%	10/15/2046	6,949	5,264
	Duke Energy Progress LLC	3.600%	9/15/2047	10,132	7,491
	Duke Energy Progress LLC	2.500%	8/15/2050	6,433	3,741

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	2.900%	8/15/2051	9,425	5,896
	Duke Energy Progress LLC	4.000%	4/1/2052	6,115	4,674
	Duke Energy Progress LLC	5.350%	3/15/2053	4,940	4,656
	Duke Energy Progress LLC	5.550%	3/15/2055	20,363	19,758
[1]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,613	1,549
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	4,700	4,023
[1]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	4,175	3,188
[6]	East Ohio Gas Co.	2.000%	6/15/2030	950	854
	Edison International	4.125%	3/15/2028	7,411	7,305
	Edison International	5.450%	6/15/2029	13,950	14,086
	Edison International	6.950%	11/15/2029	20,961	21,902
	Edison International	4.800%	3/15/2031	12,900	12,547
	Edison International	5.250%	3/15/2032	4,446	4,385
	El Paso Electric Co.	6.000%	5/15/2035	2,635	2,707
	El Paso Electric Co.	5.000%	12/1/2044	4,618	4,035
	Emera US Finance LP	4.750%	6/15/2046	26,423	22,510
	Enel Chile SA	4.875%	6/12/2028	16,901	16,967
	Entergy Arkansas LLC	4.000%	6/1/2028	2,965	2,941
	Entergy Arkansas LLC	5.150%	1/15/2033	1,528	1,545
	Entergy Arkansas LLC	5.450%	6/1/2034	7,400	7,613
	Entergy Arkansas LLC	4.950%	1/15/2036	5,054	4,955
	Entergy Arkansas LLC	4.200%	4/1/2049	1,874	1,495
	Entergy Arkansas LLC	2.650%	6/15/2051	11,037	6,517
	Entergy Arkansas LLC	5.750%	6/1/2054	1,492	1,487
	Entergy Arkansas LLC	5.750%	1/15/2056	5,791	5,746
	Entergy Corp.	1.900%	6/15/2028	4,173	3,962
	Entergy Corp.	2.800%	6/15/2030	19,458	18,077
	Entergy Corp.	2.400%	6/15/2031	10,476	9,330
	Entergy Corp.	3.750%	6/15/2050	8,916	6,483
	Entergy Corp.	7.125%	12/1/2054	17,525	18,117
[1]	Entergy Corp.	5.875%	6/15/2056	4,400	4,400
	Entergy Corp.	6.100%	6/15/2056	6,895	6,908
	Entergy Louisiana LLC	3.120%	9/1/2027	6,372	6,286
	Entergy Louisiana LLC	3.250%	4/1/2028	5,860	5,746
	Entergy Louisiana LLC	1.600%	12/15/2030	4,500	3,951
	Entergy Louisiana LLC	3.050%	6/1/2031	11,677	10,797
	Entergy Louisiana LLC	2.350%	6/15/2032	16,899	14,790
	Entergy Louisiana LLC	4.000%	3/15/2033	17,838	16,852
	Entergy Louisiana LLC	5.350%	3/15/2034	3,272	3,349
	Entergy Louisiana LLC	5.150%	9/15/2034	4,040	4,076
	Entergy Louisiana LLC	4.900%	4/15/2036	8,205	7,997
	Entergy Louisiana LLC	3.100%	6/15/2041	12,412	9,393
	Entergy Louisiana LLC	4.950%	1/15/2045	12,110	11,088
	Entergy Louisiana LLC	4.200%	9/1/2048	8,031	6,453
	Entergy Louisiana LLC	4.200%	4/1/2050	10,990	8,723
	Entergy Louisiana LLC	2.900%	3/15/2051	8,865	5,567
	Entergy Louisiana LLC	4.750%	9/15/2052	14,802	12,754
	Entergy Louisiana LLC	5.800%	3/15/2055	11,605	11,602
	Entergy Louisiana LLC	5.650%	4/15/2056	24,080	23,583
	Entergy Mississippi LLC	2.850%	6/1/2028	11,849	11,503
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,008
	Entergy Mississippi LLC	5.050%	4/15/2036	3,633	3,571
	Entergy Mississippi LLC	3.850%	6/1/2049	10,405	7,825
	Entergy Mississippi LLC	3.500%	6/1/2051	5,310	3,717
	Entergy Mississippi LLC	5.850%	6/1/2054	8,600	8,581
	Entergy Mississippi LLC	5.800%	4/15/2055	15,825	15,737
	Entergy Texas Inc.	4.000%	3/30/2029	5,000	4,931
	Entergy Texas Inc.	1.750%	3/15/2031	11,986	10,489
	Entergy Texas Inc.	5.250%	4/15/2035	2,500	2,507
	Entergy Texas Inc.	5.200%	6/15/2036	3,400	3,376
	Entergy Texas Inc.	4.500%	3/30/2039	4,884	4,446
	Entergy Texas Inc.	3.550%	9/30/2049	4,509	3,217
	Entergy Texas Inc.	5.800%	9/1/2053	4,509	4,489
	Entergy Texas Inc.	5.550%	9/15/2054	2,700	2,590
	Essential Utilities Inc.	4.800%	8/15/2027	11,775	11,805
	Essential Utilities Inc.	3.566%	5/1/2029	12,129	11,759
	Essential Utilities Inc.	2.704%	4/15/2030	10,380	9,619
	Essential Utilities Inc.	5.375%	1/15/2034	7,278	7,368
	Essential Utilities Inc.	5.125%	3/15/2036	2,960	2,919
	Essential Utilities Inc.	4.276%	5/1/2049	7,175	5,729

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	3.351%	4/15/2050	6,109	4,125
	Essential Utilities Inc.	5.300%	5/1/2052	11,765	10,761
	Evergy Inc.	4.250%	3/15/2029	3,707	3,664
	Evergy Inc.	2.900%	9/15/2029	25,071	23,738
	Evergy Inc.	6.650%	6/1/2055	7,175	7,335
	Evergy Kansas Central Inc.	5.900%	11/15/2033	400	422
	Evergy Kansas Central Inc.	5.250%	3/15/2035	6,520	6,543
[4]	Evergy Kansas Central Inc.	5.300%	7/1/2036	4,728	4,734
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,630	4,754
	Evergy Kansas Central Inc.	4.100%	4/1/2043	6,988	5,825
	Evergy Kansas Central Inc.	4.250%	12/1/2045	5,154	4,261
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,450	3,729
	Evergy Kansas Central Inc.	3.450%	4/15/2050	4,330	3,054
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,870	2,856
[1]	Evergy Metro Inc.	2.250%	6/1/2030	7,146	6,534
	Evergy Metro Inc.	4.950%	4/15/2033	4,400	4,392
	Evergy Metro Inc.	5.400%	4/1/2034	9,500	9,730
	Evergy Metro Inc.	5.125%	8/15/2035	11,463	11,347
	Evergy Metro Inc.	5.300%	10/1/2041	5,367	5,246
	Evergy Metro Inc.	4.200%	6/15/2047	7,443	6,045
	Evergy Metro Inc.	4.200%	3/15/2048	3,123	2,513
[1]	Evergy Metro Inc.	4.125%	4/1/2049	3,293	2,635
[6]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,307
[1]	Eversource Energy	3.300%	1/15/2028	9,511	9,313
	Eversource Energy	5.450%	3/1/2028	18,403	18,622
[1]	Eversource Energy	4.250%	4/1/2029	12,795	12,666
[1]	Eversource Energy	1.650%	8/15/2030	12,991	11,461
	Eversource Energy	2.550%	3/15/2031	5,914	5,327
	Eversource Energy	5.850%	4/15/2031	24,777	25,696
	Eversource Energy	3.375%	3/1/2032	8,877	8,155
	Eversource Energy	5.125%	5/15/2033	20,704	20,696
	Eversource Energy	5.500%	1/1/2034	9,814	9,985
	Eversource Energy	3.450%	1/15/2050	4,538	3,147
[1]	Eversource Energy	6.100%	8/15/2056	3,498	3,487
[1]	Eversource Energy	6.350%	8/15/2056	3,733	3,736
	Exelon Corp.	5.150%	3/15/2028	14,717	14,855
	Exelon Corp.	5.150%	3/15/2029	9,273	9,395
	Exelon Corp.	4.050%	4/15/2030	28,598	27,917
	Exelon Corp.	5.125%	3/15/2031	13,600	13,773
	Exelon Corp.	3.350%	3/15/2032	6,496	6,006
	Exelon Corp.	5.450%	3/15/2034	21,556	21,985
[1]	Exelon Corp.	4.950%	6/15/2035	10,971	10,658
	Exelon Corp.	5.625%	6/15/2035	10,857	11,115
	Exelon Corp.	4.950%	3/15/2036	9,275	9,009
	Exelon Corp.	5.100%	6/15/2045	6,856	6,263
	Exelon Corp.	4.450%	4/15/2046	3,040	2,527
	Exelon Corp.	4.700%	4/15/2050	1,725	1,451
	Exelon Corp.	4.100%	3/15/2052	7,364	5,625
	Exelon Corp.	5.600%	3/15/2053	11,139	10,659
	Exelon Corp.	5.875%	3/15/2055	11,893	11,752
	Exelon Corp.	6.500%	3/15/2055	11,050	11,336
[1]	FirstEnergy Corp.	3.900%	7/15/2027	12,329	12,256
	FirstEnergy Corp.	2.650%	3/1/2030	16,626	15,380
[1]	FirstEnergy Corp.	2.250%	9/1/2030	13,655	12,297
[1]	FirstEnergy Corp.	4.850%	7/15/2047	8,051	7,001
[1]	FirstEnergy Corp.	3.400%	3/1/2050	21,389	14,556
[6]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	2,500	2,486
[6]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	3,525	3,501
	FirstEnergy Transmission LLC	4.550%	1/15/2030	8,050	7,989
	FirstEnergy Transmission LLC	4.750%	1/15/2033	7,498	7,348
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,480	3,422
	Florida Power & Light Co.	4.400%	5/15/2028	7,713	7,717
	Florida Power & Light Co.	5.150%	6/15/2029	8,880	9,040
	Florida Power & Light Co.	4.625%	5/15/2030	15,264	15,299
	Florida Power & Light Co.	2.450%	2/3/2032	20,384	18,179
	Florida Power & Light Co.	5.100%	4/1/2033	7,720	7,819
	Florida Power & Light Co.	4.800%	5/15/2033	9,481	9,442
	Florida Power & Light Co.	5.625%	4/1/2034	6,071	6,308
	Florida Power & Light Co.	5.300%	6/15/2034	5,691	5,805
	Florida Power & Light Co.	4.950%	6/1/2035	3,018	3,000

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.700%	2/15/2036	7,810	7,569
	Florida Power & Light Co.	5.125%	6/1/2036	6,344	6,349
	Florida Power & Light Co.	5.650%	2/1/2037	3,807	3,980
	Florida Power & Light Co.	5.950%	2/1/2038	11,041	11,686
	Florida Power & Light Co.	5.960%	4/1/2039	7,172	7,575
	Florida Power & Light Co.	5.690%	3/1/2040	2,631	2,699
	Florida Power & Light Co.	4.125%	2/1/2042	19,554	16,691
	Florida Power & Light Co.	4.050%	6/1/2042	11,214	9,439
	Florida Power & Light Co.	3.800%	12/15/2042	12,168	9,859
	Florida Power & Light Co.	4.050%	10/1/2044	8,475	6,970
	Florida Power & Light Co.	3.700%	12/1/2047	15,185	11,476
	Florida Power & Light Co.	3.950%	3/1/2048	17,074	13,380
	Florida Power & Light Co.	3.990%	3/1/2049	10,038	7,821
	Florida Power & Light Co.	3.150%	10/1/2049	17,799	11,967
	Florida Power & Light Co.	2.875%	12/4/2051	27,961	17,513
	Florida Power & Light Co.	5.300%	4/1/2053	9,595	9,035
	Florida Power & Light Co.	5.600%	6/15/2054	13,825	13,572
	Florida Power & Light Co.	5.700%	3/15/2055	4,755	4,741
	Florida Power & Light Co.	5.750%	6/1/2056	5,565	5,590
	Florida Power & Light Co.	5.800%	3/15/2065	5,442	5,402
	Florida Power & Light Co.	5.600%	2/15/2066	9,812	9,456
	Florida Power & Light Co.	5.900%	6/1/2066	14,011	14,148
	Georgia Power Co.	4.650%	5/16/2028	23,859	23,932
	Georgia Power Co.	4.000%	10/1/2028	8,263	8,179
	Georgia Power Co.	4.600%	6/15/2029	6,063	6,075
[1]	Georgia Power Co.	2.650%	9/15/2029	15,428	14,551
	Georgia Power Co.	4.550%	3/15/2030	16,259	16,224
	Georgia Power Co.	4.850%	3/15/2031	16,616	16,726
	Georgia Power Co.	4.950%	5/17/2033	26,207	26,365
	Georgia Power Co.	5.250%	3/15/2034	9,765	9,920
	Georgia Power Co.	5.200%	3/15/2035	21,888	22,123
[1]	Georgia Power Co.	4.750%	9/1/2040	7,657	7,153
	Georgia Power Co.	4.300%	3/15/2043	4,905	4,200
[1]	Georgia Power Co.	3.700%	1/30/2050	3,544	2,623
[1]	Georgia Power Co.	3.250%	3/15/2051	11,390	7,690
	Georgia Power Co.	5.500%	10/1/2055	8,875	8,564
	Hydro One Inc.	4.750%	5/30/2031	7,734	7,750
	Iberdrola International BV	6.750%	7/15/2036	7,844	8,782
	Idaho Power Co.	5.200%	8/15/2034	2,655	2,691
	Idaho Power Co.	4.850%	3/1/2036	4,413	4,296
[1]	Idaho Power Co.	5.500%	3/15/2053	10,500	10,175
[1]	Idaho Power Co.	5.800%	4/1/2054	1,835	1,854
[1]	Idaho Power Co.	5.700%	3/15/2055	7,489	7,489
	Indiana Michigan Power Co.	3.850%	5/15/2028	10,955	10,816
	Indiana Michigan Power Co.	6.050%	3/15/2037	7,509	7,931
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	6,495	5,564
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	6,192	4,653
	Indiana Michigan Power Co.	3.250%	5/1/2051	14,975	10,021
	Indiana Michigan Power Co.	5.600%	3/15/2056	18,050	17,567
	Interstate Power & Light Co.	4.100%	9/26/2028	10,646	10,530
	Interstate Power & Light Co.	3.600%	4/1/2029	3,080	3,001
	Interstate Power & Light Co.	2.300%	6/1/2030	6,775	6,206
	Interstate Power & Light Co.	5.700%	10/15/2033	3,895	4,037
	Interstate Power & Light Co.	5.600%	6/29/2035	5,655	5,801
	Interstate Power & Light Co.	6.250%	7/15/2039	3,870	4,112
	Interstate Power & Light Co.	3.700%	9/15/2046	4,282	3,240
	Interstate Power & Light Co.	3.500%	9/30/2049	1,921	1,352
	Interstate Power & Light Co.	3.100%	11/30/2051	5,685	3,653
	Interstate Power & Light Co.	5.450%	9/30/2054	2,555	2,423
	IPALCO Enterprises Inc.	4.250%	5/1/2030	6,865	6,672
	IPALCO Enterprises Inc.	5.750%	4/1/2034	13,063	13,018
	ITC Holdings Corp.	3.350%	11/15/2027	8,552	8,414
	ITC Holdings Corp.	5.300%	7/1/2043	7,312	6,849
	Jersey Central Power & Light Co.	4.150%	1/15/2029	7,990	7,884
[6]	Jersey Central Power & Light Co.	4.600%	1/15/2030	3,375	3,353
	Jersey Central Power & Light Co.	4.400%	1/15/2031	4,100	4,030
	Jersey Central Power & Light Co.	5.100%	1/15/2035	3,385	3,376
	Jersey Central Power & Light Co.	5.150%	1/15/2036	4,200	4,166
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	361	349
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	13,623	12,929

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	6,558	6,740
	Kentucky Utilities Co.	5.125%	11/1/2040	8,367	8,070
	Kentucky Utilities Co.	4.375%	10/1/2045	8,245	6,950
	Kentucky Utilities Co.	3.300%	6/1/2050	7,436	5,073
	Kentucky Utilities Co.	5.850%	8/15/2055	7,779	7,807
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	4,055	4,163
	Louisville Gas & Electric Co.	4.250%	4/1/2049	12,752	10,308
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	20,055	20,177
	MidAmerican Energy Co.	3.650%	4/15/2029	17,597	17,208
	MidAmerican Energy Co.	6.750%	12/30/2031	3,448	3,781
	MidAmerican Energy Co.	5.350%	1/15/2034	795	816
[1]	MidAmerican Energy Co.	5.750%	11/1/2035	3,397	3,565
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	11,145	11,728
	MidAmerican Energy Co.	4.800%	9/15/2043	7,850	7,069
	MidAmerican Energy Co.	4.400%	10/15/2044	2,578	2,199
	MidAmerican Energy Co.	3.950%	8/1/2047	6,997	5,489
	MidAmerican Energy Co.	3.650%	8/1/2048	13,356	9,881
	MidAmerican Energy Co.	4.250%	7/15/2049	7,788	6,306
	MidAmerican Energy Co.	3.150%	4/15/2050	4,573	3,056
	MidAmerican Energy Co.	5.850%	9/15/2054	11,490	11,651
	MidAmerican Energy Co.	5.300%	2/1/2055	500	468
	Mississippi Power Co.	3.950%	3/30/2028	3,477	3,447
[1]	Mississippi Power Co.	4.250%	3/15/2042	2,966	2,521
[1]	Mississippi Power Co.	3.100%	7/30/2051	1,975	1,288
[6]	Monongahela Power Co.	4.450%	8/15/2029	1,721	1,712
	National Fuel Gas Co.	3.950%	9/15/2027	4,696	4,656
	National Fuel Gas Co.	4.750%	9/1/2028	11,291	11,269
	National Fuel Gas Co.	4.750%	5/15/2029	2,528	2,521
	National Fuel Gas Co.	5.500%	3/15/2030	3,831	3,901
	National Fuel Gas Co.	2.950%	3/1/2031	7,600	6,954
	National Fuel Gas Co.	5.050%	10/15/2031	7,714	7,680
	National Fuel Gas Co.	5.950%	3/15/2035	6,670	6,868
	National Fuel Gas Co.	5.500%	5/15/2036	4,538	4,509
	National Grid plc	5.602%	6/12/2028	15,669	15,950
	National Grid plc	5.809%	6/12/2033	32,185	33,500
	National Grid plc	5.405%	6/9/2036	8,300	8,265
	National Grid USA	5.803%	4/1/2035	3,258	3,398
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	7,695	7,673
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	7,120	7,076
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	4,374	4,395
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	10,344	10,262
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	7,327	7,411
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	5,241	5,164
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	10,137	10,197
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	7,728	7,626
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	10,069	9,848
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	5,249	5,224
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	14,757	14,981
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	1,855	1,874
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	9,738	8,976
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	7,062	6,963
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	8,384	8,476
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	1,235	1,064
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	4,668	4,044
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	2,330	2,688
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	3,735	3,341
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	15,329	14,638
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	7,544	7,264
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	14,197	14,916
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	1,230	1,233
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	5,597	4,675
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	12,955	10,741
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	600	622
[1]	Nevada Power Co.	3.700%	5/1/2029	14,673	14,352
[1]	Nevada Power Co.	2.400%	5/1/2030	6,990	6,441
[1]	Nevada Power Co.	6.650%	4/1/2036	5,277	5,794
[1]	Nevada Power Co.	6.750%	7/1/2037	7,949	8,829
[1]	Nevada Power Co.	3.125%	8/1/2050	5,144	3,385
[1]	Nevada Power Co.	5.900%	5/1/2053	4,810	4,819
	Nevada Power Co.	6.000%	3/15/2054	6,450	6,524

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Power Co.	6.250%	5/15/2055	1,550	1,555
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	11,552	11,580
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	12,477	12,547
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	14,602	14,684
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	9,636	9,359
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	20,438	19,318
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	5,560	5,618
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	20,060	20,317
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	35,469	32,358
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	12,350	12,178
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	14,373	14,631
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	29,070	29,215
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	4,415	4,470
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	36,732	37,288
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,466	3,148
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	4,346	4,122
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	28,540	29,670
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	15,049	15,413
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	26,365	26,068
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	4,800	4,720
[1]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	7,506	7,502
[1]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	16,700	16,692
[1]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	6,125	6,218
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	2,773	2,735
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	4,522	4,506
	NiSource Inc.	5.250%	3/30/2028	7,087	7,167
	NiSource Inc.	5.200%	7/1/2029	14,595	14,816
	NiSource Inc.	2.950%	9/1/2029	25,209	23,930
	NiSource Inc.	3.600%	5/1/2030	11,673	11,207
	NiSource Inc.	1.700%	2/15/2031	18,465	16,098
	NiSource Inc.	4.750%	5/18/2031	3,106	3,094
	NiSource Inc.	5.400%	6/30/2033	8,416	8,644
	NiSource Inc.	5.350%	4/1/2034	13,701	13,963
	NiSource Inc.	5.350%	7/15/2035	25,150	25,362
	NiSource Inc.	5.300%	5/18/2036	2,400	2,401
	NiSource Inc.	5.950%	6/15/2041	8,644	8,877
	NiSource Inc.	5.250%	2/15/2043	2,380	2,236
	NiSource Inc.	5.650%	2/1/2045	1,897	1,852
	NiSource Inc.	4.375%	5/15/2047	25,002	20,535
	NiSource Inc.	6.375%	3/31/2055	8,495	8,751
	NiSource Inc.	5.850%	4/1/2055	24,615	24,414
	NiSource Inc.	5.750%	7/15/2056	4,575	4,570
	Northern States Power Co.	2.250%	4/1/2031	3,445	3,100
	Northern States Power Co.	5.050%	5/15/2035	3,625	3,635
	Northern States Power Co.	4.850%	5/15/2036	2,714	2,663
	Northern States Power Co.	6.250%	6/1/2036	6,175	6,682
	Northern States Power Co.	6.200%	7/1/2037	7,321	7,957
	Northern States Power Co.	5.350%	11/1/2039	13,136	13,140
	Northern States Power Co.	3.400%	8/15/2042	5,092	3,943
	Northern States Power Co.	3.600%	9/15/2047	2,732	2,047
	Northern States Power Co.	2.900%	3/1/2050	1,391	916
	Northern States Power Co.	3.200%	4/1/2052	7,356	5,029
	Northern States Power Co.	4.500%	6/1/2052	13,750	11,576
	Northern States Power Co.	5.100%	5/15/2053	1,477	1,346
	Northern States Power Co.	5.400%	3/15/2054	4,700	4,504
	Northern States Power Co.	5.650%	6/15/2054	7,076	6,974
	Northern States Power Co.	5.650%	5/15/2055	18,899	18,640
	Northern States Power Co.	5.550%	5/15/2056	4,764	4,643
	Northwest Natural Holding Co.	7.000%	9/15/2055	5,090	5,281
	NorthWestern Corp.	4.176%	11/15/2044	9,005	7,484
	NSTAR Electric Co.	3.250%	5/15/2029	6,593	6,370
	NSTAR Electric Co.	4.850%	3/1/2030	7,425	7,474
	NSTAR Electric Co.	3.950%	4/1/2030	4,214	4,112
	NSTAR Electric Co.	4.650%	5/15/2031	3,780	3,773
	NSTAR Electric Co.	5.400%	6/1/2034	9,560	9,763
	NSTAR Electric Co.	5.200%	3/1/2035	14,688	14,796
	NSTAR Electric Co.	5.200%	5/15/2036	1,952	1,959
	NSTAR Electric Co.	5.500%	3/15/2040	186	185
	NSTAR Electric Co.	4.950%	9/15/2052	3,076	2,753
	OGE Energy Corp.	5.450%	5/15/2029	925	942

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.950%	11/1/2039	3,885	4,020
	Oglethorpe Power Corp.	5.375%	11/1/2040	12,439	12,130
	Oglethorpe Power Corp.	4.500%	4/1/2047	3,510	2,897
	Oglethorpe Power Corp.	5.050%	10/1/2048	2,264	2,009
	Oglethorpe Power Corp.	3.750%	8/1/2050	585	420
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,378	2,161
	Oglethorpe Power Corp.	6.200%	12/1/2053	15,625	16,037
	Oglethorpe Power Corp.	5.800%	6/1/2054	8,315	8,142
	Oglethorpe Power Corp.	5.900%	2/1/2055	7,255	7,159
	Ohio Edison Co.	6.875%	7/15/2036	3,450	3,875
[1]	Ohio Power Co.	2.600%	4/1/2030	610	567
[1]	Ohio Power Co.	1.625%	1/15/2031	7,487	6,530
	Ohio Power Co.	5.000%	6/1/2033	9,771	9,747
	Ohio Power Co.	5.650%	6/1/2034	12,920	13,332
	Ohio Power Co.	4.150%	4/1/2048	5,625	4,425
	Ohio Power Co.	4.000%	6/1/2049	5,935	4,531
[1]	Ohio Power Co.	2.900%	10/1/2051	200	123
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	5,971	5,890
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,997	3,804
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	9,623	9,157
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	7,644	7,841
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	3,804	3,072
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	5,668	4,355
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	9,200	8,935
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	2,475	2,473
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	4,885	4,958
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	10,130	10,094
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	3,202	3,145
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	3,305	3,398
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,290	7,299
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7,290	6,799
[6]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	10,100	9,997
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	9,913	10,989
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	6,615	6,409
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	6,526	6,426
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	3,361	3,795
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	6,215	6,479
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	3,878	3,946
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,324	11,025
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	1,474	1,318
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	7,490	7,234
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	9,341	7,252
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	1,588	1,206
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	5,914	4,662
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	18,818	14,027
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	8,829	6,444
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	2,706	1,604
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	1,892	1,591
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	17,648	15,638
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	6,707	6,309
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	5,228	5,051
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	4,235	4,235
[6]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	7,704	7,819
	ONE Gas Inc.	5.100%	4/1/2029	11,134	11,275
	ONE Gas Inc.	2.000%	5/15/2030	3,895	3,533
	ONE Gas Inc.	4.658%	2/1/2044	9,680	8,586
	ONE Gas Inc.	4.500%	11/1/2048	7,299	6,209
	Pacific Gas & Electric Co.	2.100%	8/1/2027	13,187	12,837
	Pacific Gas & Electric Co.	3.300%	12/1/2027	36,660	35,967
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,899	1,909
	Pacific Gas & Electric Co.	3.000%	6/15/2028	10,939	10,586
	Pacific Gas & Electric Co.	3.750%	7/1/2028	21,918	21,527
	Pacific Gas & Electric Co.	6.100%	1/15/2029	31,068	31,990
	Pacific Gas & Electric Co.	5.550%	5/15/2029	10,071	10,275
	Pacific Gas & Electric Co.	4.550%	7/1/2030	38,412	37,835
	Pacific Gas & Electric Co.	2.500%	2/1/2031	63,875	57,339
	Pacific Gas & Electric Co.	5.050%	11/15/2031	7,792	7,784
	Pacific Gas & Electric Co.	5.900%	6/15/2032	10,489	10,849
	Pacific Gas & Electric Co.	5.050%	10/15/2032	6,195	6,148
	Pacific Gas & Electric Co.	6.150%	1/15/2033	8,799	9,187

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,385	6,757
	Pacific Gas & Electric Co.	5.800%	5/15/2034	32,500	33,228
	Pacific Gas & Electric Co.	5.700%	3/1/2035	12,126	12,245
	Pacific Gas & Electric Co.	5.200%	5/1/2036	6,316	6,137
	Pacific Gas & Electric Co.	5.600%	8/15/2036	7,949	7,949
	Pacific Gas & Electric Co.	4.500%	7/1/2040	55,986	48,247
	Pacific Gas & Electric Co.	3.300%	8/1/2040	8,748	6,553
	Pacific Gas & Electric Co.	4.600%	6/15/2043	4,320	3,608
	Pacific Gas & Electric Co.	4.750%	2/15/2044	15,905	13,433
	Pacific Gas & Electric Co.	4.300%	3/15/2045	11,486	9,016
	Pacific Gas & Electric Co.	4.250%	3/15/2046	9,684	7,499
	Pacific Gas & Electric Co.	3.950%	12/1/2047	27,822	20,333
	Pacific Gas & Electric Co.	4.950%	7/1/2050	52,043	43,431
	Pacific Gas & Electric Co.	3.500%	8/1/2050	955	637
	Pacific Gas & Electric Co.	5.250%	3/1/2052	18,671	16,060
	Pacific Gas & Electric Co.	6.750%	1/15/2053	11,725	12,320
	Pacific Gas & Electric Co.	6.700%	4/1/2053	15,937	16,558
	Pacific Gas & Electric Co.	5.900%	10/1/2054	9,286	8,763
	Pacific Gas & Electric Co.	6.150%	3/1/2055	11,150	10,870
	Pacific Gas & Electric Co.	6.100%	10/15/2055	4,085	3,955
	Pacific Gas & Electric Co.	6.000%	5/1/2056	10,272	9,825
	Pacific Gas & Electric Co.	6.300%	8/15/2056	7,800	7,767
	PacifiCorp	5.100%	2/15/2029	9,395	9,476
	PacifiCorp	3.500%	6/15/2029	24,264	23,404
	PacifiCorp	2.700%	9/15/2030	7,158	6,573
	PacifiCorp	5.300%	2/15/2031	8,781	8,905
	PacifiCorp	5.450%	2/15/2034	4,437	4,487
	PacifiCorp	5.250%	6/15/2035	3,987	3,942
	PacifiCorp	6.100%	8/1/2036	7,943	8,252
	PacifiCorp	5.750%	4/1/2037	9,900	9,975
	PacifiCorp	6.250%	10/15/2037	9,042	9,469
	PacifiCorp	6.350%	7/15/2038	4,412	4,621
	PacifiCorp	6.000%	1/15/2039	6,359	6,488
	PacifiCorp	4.100%	2/1/2042	4,967	4,022
	PacifiCorp	4.125%	1/15/2049	12,067	9,144
	PacifiCorp	4.150%	2/15/2050	27,649	21,007
	PacifiCorp	3.300%	3/15/2051	4,985	3,246
	PacifiCorp	2.900%	6/15/2052	15,093	9,026
	PacifiCorp	5.350%	12/1/2053	8,219	7,369
	PacifiCorp	5.800%	1/15/2055	33,314	31,790
	PECO Energy Co.	4.900%	6/15/2033	1,570	1,581
	PECO Energy Co.	4.875%	9/15/2035	5,560	5,502
	PECO Energy Co.	3.700%	9/15/2047	2,385	1,803
	PECO Energy Co.	3.900%	3/1/2048	1,879	1,453
	PECO Energy Co.	3.000%	9/15/2049	8,205	5,352
	PECO Energy Co.	2.800%	6/15/2050	7,796	4,860
	PECO Energy Co.	3.050%	3/15/2051	5,792	3,777
	PECO Energy Co.	2.850%	9/15/2051	3,890	2,416
	PECO Energy Co.	4.600%	5/15/2052	14,483	12,274
	PECO Energy Co.	4.375%	8/15/2052	5,333	4,353
	PECO Energy Co.	5.250%	9/15/2054	18,619	17,299
	PECO Energy Co.	5.650%	9/15/2055	13,355	13,171
[1]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	2,379	2,167
[1]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	8,150	6,764
[1]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,485	4,052
[1]	PG&E Recovery Funding LLC	4.838%	6/1/2033	6,527	6,541
[1]	PG&E Recovery Funding LLC	5.256%	1/15/2038	19,340	19,483
[1]	PG&E Recovery Funding LLC	5.231%	6/1/2042	11,000	10,955
[1]	PG&E Recovery Funding LLC	5.536%	7/15/2047	6,020	5,962
[1]	PG&E Recovery Funding LLC	5.529%	6/1/2049	17,500	17,410
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	7,152	6,990
[1]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	2,944	2,889
[1]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	4,034	3,870
[1]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	6,055	5,961
[1]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	5,685	5,509
[1]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	15,580	13,592
[1]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	17,105	16,193
[1]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	3,200	2,779
[1]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	5,630	5,203
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	3,174	3,079

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	5,016	4,537
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	11,641	11,912
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	11,925	11,878
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	2,805	2,453
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	4,735	3,480
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	7,124	4,864
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	2,550	2,287
	Pinnacle West Capital Corp.	4.900%	5/15/2028	3,095	3,107
	Pinnacle West Capital Corp.	4.650%	6/1/2029	4,020	4,021
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,650	2,686
	Potomac Electric Power Co.	5.200%	3/15/2034	3,760	3,817
	Potomac Electric Power Co.	6.500%	11/15/2037	6,787	7,454
	Potomac Electric Power Co.	4.150%	3/15/2043	9,214	7,716
	Potomac Electric Power Co.	5.500%	3/15/2054	3,510	3,391
	PPL Capital Funding Inc.	5.250%	9/1/2034	2,439	2,449
	PPL Electric Utilities Corp.	5.000%	5/15/2033	11,820	11,896
	PPL Electric Utilities Corp.	4.850%	2/15/2034	9,395	9,320
	PPL Electric Utilities Corp.	6.250%	5/15/2039	9,644	10,432
	PPL Electric Utilities Corp.	4.125%	6/15/2044	8,930	7,422
	PPL Electric Utilities Corp.	4.150%	10/1/2045	7,252	5,977
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,940	1,539
	PPL Electric Utilities Corp.	4.150%	6/15/2048	6,807	5,502
	PPL Electric Utilities Corp.	3.000%	10/1/2049	7,815	5,144
	PPL Electric Utilities Corp.	5.550%	8/15/2055	5,171	5,060
	PPL Electric Utilities Corp.	5.750%	5/15/2056	7,980	7,988
	Progress Energy Inc.	7.750%	3/1/2031	7,783	8,697
	Progress Energy Inc.	6.000%	12/1/2039	1,919	1,994
	Public Service Co. of Colorado	3.700%	6/15/2028	6,459	6,371
	Public Service Co. of Colorado	4.150%	3/13/2029	7,315	7,247
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	7,101	6,282
	Public Service Co. of Colorado	1.875%	6/15/2031	6,888	6,014
[1]	Public Service Co. of Colorado	4.100%	6/1/2032	6,148	5,908
	Public Service Co. of Colorado	5.350%	5/15/2034	31,944	32,423
	Public Service Co. of Colorado	5.150%	9/15/2035	17,213	17,113
	Public Service Co. of Colorado	6.500%	8/1/2038	400	437
	Public Service Co. of Colorado	3.600%	9/15/2042	2,276	1,782
	Public Service Co. of Colorado	4.300%	3/15/2044	2,562	2,147
	Public Service Co. of Colorado	3.800%	6/15/2047	3,124	2,388
	Public Service Co. of Colorado	4.100%	6/15/2048	4,720	3,764
	Public Service Co. of Colorado	4.050%	9/15/2049	3,597	2,797
[1]	Public Service Co. of Colorado	3.200%	3/1/2050	9,360	6,303
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	25,714	15,442
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	6,410	5,279
	Public Service Co. of Colorado	5.250%	4/1/2053	12,631	11,624
	Public Service Co. of Colorado	5.750%	5/15/2054	18,125	17,967
	Public Service Co. of Colorado	5.850%	5/15/2055	17,725	17,769
	Public Service Co. of New Hampshire	4.400%	7/1/2028	960	959
	Public Service Co. of New Hampshire	5.350%	10/1/2033	7,060	7,211
	Public Service Co. of New Hampshire	3.600%	7/1/2049	5,714	4,168
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,890	4,508
	Public Service Co. of Oklahoma	5.250%	1/15/2033	9,815	9,949
	Public Service Co. of Oklahoma	5.200%	1/15/2035	15,200	15,136
	Public Service Co. of Oklahoma	5.450%	1/15/2036	8,839	8,928
[1]	Public Service Electric & Gas Co.	3.700%	5/1/2028	2,184	2,159
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	1,765	1,737
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	3,739	3,619
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	5,518	5,147
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	8,656	8,504
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	6,341	5,825
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	6,075	6,110
[1]	Public Service Electric & Gas Co.	4.650%	3/15/2033	6,113	6,049
	Public Service Electric & Gas Co.	5.200%	8/1/2033	9,459	9,640
[1]	Public Service Electric & Gas Co.	5.200%	3/1/2034	8,240	8,358
	Public Service Electric & Gas Co.	4.850%	8/1/2034	12,280	12,168
[1]	Public Service Electric & Gas Co.	5.050%	3/1/2035	3,289	3,299
	Public Service Electric & Gas Co.	4.900%	8/15/2035	11,523	11,411
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	4,890	5,163
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2040	902	907
[1]	Public Service Electric & Gas Co.	3.950%	5/1/2042	6,000	4,998
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	1,425	1,136

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Electric & Gas Co.	3.800%	1/1/2043	557	451
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	19,675	15,377
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	10,754	7,995
[1]	Public Service Electric & Gas Co.	3.850%	5/1/2049	18,830	14,443
[1]	Public Service Electric & Gas Co.	3.200%	8/1/2049	2,358	1,604
[1]	Public Service Electric & Gas Co.	3.150%	1/1/2050	2,449	1,652
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	8,979	5,571
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	11,542	6,177
	Public Service Electric & Gas Co.	5.450%	8/1/2053	3,124	3,012
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,675	4,499
	Public Service Electric & Gas Co.	5.300%	8/1/2054	12,330	11,640
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	3,287	3,188
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	10,047	9,918
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	16,005	16,290
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	9,449	9,691
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	9,430	9,553
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	16,543	14,579
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	6,666	6,649
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	4,160	3,689
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	10,218	10,818
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	1,610	1,641
	Puget Energy Inc.	4.100%	6/15/2030	7,529	7,287
	Puget Energy Inc.	5.725%	3/15/2035	12,812	12,896
	Puget Sound Energy Inc.	5.330%	6/15/2034	5,345	5,448
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,150	4,484
	Puget Sound Energy Inc.	5.757%	10/1/2039	19,558	20,013
	Puget Sound Energy Inc.	5.795%	3/15/2040	979	993
	Puget Sound Energy Inc.	4.300%	5/20/2045	7,565	6,295
	Puget Sound Energy Inc.	4.223%	6/15/2048	8,788	7,112
	Puget Sound Energy Inc.	3.250%	9/15/2049	8,658	5,891
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,464	4,412
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,750	3,644
	San Diego Gas & Electric Co.	4.950%	8/15/2028	6,465	6,516
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	2,375	2,102
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	788	716
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,709	4,789
[1]	San Diego Gas & Electric Co.	5.200%	3/15/2036	3,911	3,895
	San Diego Gas & Electric Co.	4.500%	8/15/2040	14,820	13,317
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,660	4,273
	San Diego Gas & Electric Co.	4.150%	5/15/2048	8,181	6,502
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	9,072	6,165
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,340	3,402
	San Diego Gas & Electric Co.	5.350%	4/1/2053	4,950	4,608
	San Diego Gas & Electric Co.	5.550%	4/15/2054	13,125	12,601
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	4,300	4,362
[1]	SCE Recovery Funding LLC	4.697%	6/15/2040	4,478	4,406
[1]	SCE Recovery Funding LLC	2.943%	11/15/2042	3,075	2,587
	SCE Recovery Funding LLC	5.341%	3/15/2045	29,040	28,667
[1]	SCE Recovery Funding LLC	3.240%	11/15/2046	2,200	1,556
[1]	SCE Recovery Funding LLC	5.112%	12/15/2047	4,175	3,891
	Sempra	3.400%	2/1/2028	17,688	17,355
	Sempra	3.700%	4/1/2029	4,363	4,257
	Sempra	5.250%	3/15/2036	8,851	8,729
	Sempra	3.800%	2/1/2038	11,666	9,901
	Sempra	6.000%	10/15/2039	18,085	18,550
	Sempra	4.000%	2/1/2048	6,856	5,174
	Sempra	6.400%	10/1/2054	8,525	8,562
	Sempra	6.875%	10/1/2054	23,773	24,244
	Sempra	6.550%	4/1/2055	6,270	6,307
	Sempra	6.625%	4/1/2055	11,000	11,122
	Sempra	6.375%	4/1/2056	4,620	4,660
	Sierra Pacific Power Co.	5.900%	3/15/2054	8,095	8,127
	Sierra Pacific Power Co.	6.200%	12/15/2055	6,610	6,556
	Sierra Pacific Power Co.	6.375%	9/15/2056	7,830	7,815
	Southern California Edison Co.	5.850%	11/1/2027	8,211	8,337
[1]	Southern California Edison Co.	3.650%	3/1/2028	13,656	13,430
	Southern California Edison Co.	5.650%	10/1/2028	10,992	11,196
[1]	Southern California Edison Co.	4.200%	3/1/2029	13,628	13,417
	Southern California Edison Co.	6.650%	4/1/2029	4,060	4,216
	Southern California Edison Co.	5.150%	6/1/2029	15,254	15,422

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	2.850%	8/1/2029	8,572	8,092
	Southern California Edison Co.	2.250%	6/1/2030	10,587	9,596
[1]	Southern California Edison Co.	2.500%	6/1/2031	8,891	7,935
	Southern California Edison Co.	5.450%	6/1/2031	8,482	8,634
	Southern California Edison Co.	4.950%	9/15/2031	4,333	4,324
	Southern California Edison Co.	2.750%	2/1/2032	10,158	9,024
	Southern California Edison Co.	5.950%	11/1/2032	21,358	22,239
	Southern California Edison Co.	4.800%	3/15/2033	5,985	5,857
	Southern California Edison Co.	6.000%	1/15/2034	11,688	12,111
	Southern California Edison Co.	5.200%	6/1/2034	7,170	7,103
[1]	Southern California Edison Co.	5.750%	4/1/2035	19,730	19,972
[1]	Southern California Edison Co.	5.350%	7/15/2035	9,653	9,530
	Southern California Edison Co.	5.625%	2/1/2036	12,400	12,402
[1]	Southern California Edison Co.	5.550%	1/15/2037	7,753	7,719
[1]	Southern California Edison Co.	5.950%	2/1/2038	19,316	19,588
	Southern California Edison Co.	6.050%	3/15/2039	7,100	7,215
	Southern California Edison Co.	5.500%	3/15/2040	10,230	9,814
	Southern California Edison Co.	4.500%	9/1/2040	14,137	12,138
	Southern California Edison Co.	4.650%	10/1/2043	11,566	9,783
[1]	Southern California Edison Co.	3.600%	2/1/2045	2,710	1,944
	Southern California Edison Co.	4.000%	4/1/2047	1,586	1,182
[1]	Southern California Edison Co.	4.125%	3/1/2048	20,760	15,638
[1]	Southern California Edison Co.	4.875%	3/1/2049	11,120	9,300
	Southern California Edison Co.	3.650%	2/1/2050	10,194	7,043
[1]	Southern California Edison Co.	2.950%	2/1/2051	5,550	3,336
[1]	Southern California Edison Co.	3.650%	6/1/2051	6,005	4,130
	Southern California Edison Co.	3.450%	2/1/2052	3,211	2,109
[1]	Southern California Edison Co.	5.450%	6/1/2052	7,410	6,617
	Southern California Edison Co.	5.700%	3/1/2053	16,632	15,349
	Southern California Edison Co.	5.875%	12/1/2053	21,458	20,390
	Southern California Edison Co.	5.750%	4/15/2054	18,245	16,977
	Southern California Edison Co.	5.900%	3/1/2055	2,140	2,042
[1]	Southern California Gas Co.	2.550%	2/1/2030	14,068	13,134
	Southern California Gas Co.	5.050%	9/1/2034	4,500	4,497
	Southern California Gas Co.	5.450%	6/15/2035	4,819	4,927
	Southern California Gas Co.	3.750%	9/15/2042	5,865	4,653
[1]	Southern California Gas Co.	4.125%	6/1/2048	4,750	3,732
[1]	Southern California Gas Co.	4.300%	1/15/2049	11,625	9,343
[1]	Southern California Gas Co.	3.950%	2/15/2050	8,082	6,120
	Southern California Gas Co.	6.350%	11/15/2052	9,307	9,869
	Southern California Gas Co.	5.750%	6/1/2053	12,028	11,767
	Southern California Gas Co.	5.600%	4/1/2054	3,495	3,347
	Southern California Gas Co.	6.000%	6/15/2055	4,616	4,674
	Southern California Gas Co.	5.900%	6/1/2056	4,025	4,028
	Southern Co.	5.113%	8/1/2027	17,385	17,485
[1]	Southern Co.	1.750%	3/15/2028	6,456	6,165
	Southern Co.	4.850%	6/15/2028	12,380	12,448
	Southern Co.	5.500%	3/15/2029	33,780	34,552
[1]	Southern Co.	3.700%	4/30/2030	14,330	13,846
	Southern Co.	5.700%	10/15/2032	7,864	8,166
	Southern Co.	5.200%	6/15/2033	29,922	30,159
	Southern Co.	5.700%	3/15/2034	7,713	7,991
	Southern Co.	4.850%	3/15/2035	26,680	26,019
	Southern Co.	4.250%	7/1/2036	11,484	10,591
	Southern Co.	4.400%	7/1/2046	14,543	12,155
[1]	Southern Co.	6.375%	3/15/2055	24,578	25,213
	Southern Co.	6.000%	4/1/2058	4,949	4,960
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,518	2,492
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	7,723	6,801
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	29,492	29,858
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,625	7,927
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	7,130	7,034
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,175	4,139
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,889	7,080
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	5,676	4,860
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	6,935	5,425
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	12,144	10,130
[1]	Southern Co. Gas Capital Corp.	3.150%	9/30/2051	1,524	1,004
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	3,597	3,603
[1]	Southern Power Co.	4.250%	10/1/2030	2,654	2,607

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Power Co.	4.800%	6/15/2031	9,020	8,995
[1]	Southern Power Co.	4.900%	10/1/2035	3,354	3,254
	Southern Power Co.	5.150%	9/15/2041	9,183	8,747
	Southern Power Co.	5.250%	7/15/2043	4,015	3,780
[1]	Southern Power Co.	4.950%	12/15/2046	5,020	4,481
	Southwest Gas Corp.	5.800%	12/1/2027	2,535	2,572
	Southwest Gas Corp.	3.700%	4/1/2028	6,700	6,599
	Southwest Gas Corp.	2.200%	6/15/2030	8,160	7,404
	Southwest Gas Corp.	4.050%	3/15/2032	7,508	7,177
	Southwest Gas Corp.	3.800%	9/29/2046	6,115	4,652
	Southwest Gas Corp.	4.150%	6/1/2049	4,560	3,594
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	18,953	18,727
	Southwestern Electric Power Co.	5.300%	4/1/2033	11,640	11,790
	Southwestern Electric Power Co.	5.200%	4/1/2036	7,521	7,416
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,707	10,144
[1]	Southwestern Electric Power Co.	3.900%	4/1/2045	10,633	8,166
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	9,007	6,703
	Southwestern Electric Power Co.	3.250%	11/1/2051	16,000	10,492
	Southwestern Electric Power Co.	5.900%	4/1/2056	3,200	3,152
	Southwestern Public Service Co.	5.300%	5/15/2035	9,335	9,359
	Southwestern Public Service Co.	5.300%	8/15/2036	7,000	6,986
	Southwestern Public Service Co.	4.500%	8/15/2041	8,268	7,278
	Southwestern Public Service Co.	3.400%	8/15/2046	16,190	11,601
	Southwestern Public Service Co.	3.700%	8/15/2047	7,791	5,824
[1]	Southwestern Public Service Co.	4.400%	11/15/2048	4,747	3,891
	Southwestern Public Service Co.	3.750%	6/15/2049	6,712	4,924
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	7,365	4,843
	Southwestern Public Service Co.	6.000%	6/1/2054	3,960	4,004
	Southwestern Public Service Co.	5.875%	8/15/2056	6,463	6,426
	Spire Inc.	4.600%	9/1/2031	3,029	2,983
	Spire Inc.	6.250%	6/1/2056	6,681	6,653
	Spire Inc.	6.450%	6/1/2056	4,025	4,054
	Spire Missouri Inc.	4.800%	2/15/2033	4,250	4,234
[1]	Spire Missouri Inc.	5.150%	8/15/2034	4,295	4,334
	System Energy Resources Inc.	5.300%	12/15/2034	6,365	6,352
	Tampa Electric Co.	4.900%	3/1/2029	4,778	4,812
	Tampa Electric Co.	2.400%	3/15/2031	5,494	4,957
	Tampa Electric Co.	5.150%	3/1/2035	3,487	3,499
	Tampa Electric Co.	4.350%	5/15/2044	708	599
	Tampa Electric Co.	4.300%	6/15/2048	14,351	11,791
	Tampa Electric Co.	4.450%	6/15/2049	3,020	2,512
	Tampa Electric Co.	3.625%	6/15/2050	6,482	4,706
	Tampa Electric Co.	5.000%	7/15/2052	4,735	4,280
	Toledo Edison Co.	6.150%	5/15/2037	3,940	4,227
	Tucson Electric Power Co.	1.500%	8/1/2030	5,416	4,773
	Tucson Electric Power Co.	3.250%	5/15/2032	6,391	5,849
	Tucson Electric Power Co.	5.200%	9/15/2034	5,984	6,035
	Tucson Electric Power Co.	4.000%	6/15/2050	9,060	6,958
	Tucson Electric Power Co.	5.500%	4/15/2053	5,065	4,842
	Tucson Electric Power Co.	5.900%	4/15/2055	4,051	4,092
	Union Electric Co.	3.500%	3/15/2029	10,381	10,115
	Union Electric Co.	2.950%	3/15/2030	10,751	10,153
	Union Electric Co.	2.150%	3/15/2032	9,408	8,235
	Union Electric Co.	5.200%	4/1/2034	11,066	11,203
	Union Electric Co.	5.250%	4/15/2035	6,830	6,891
	Union Electric Co.	4.800%	3/15/2036	4,439	4,318
	Union Electric Co.	5.300%	8/1/2037	5,589	5,636
	Union Electric Co.	8.450%	3/15/2039	3,388	4,345
	Union Electric Co.	3.900%	9/15/2042	400	329
	Union Electric Co.	3.650%	4/15/2045	13,767	10,537
	Union Electric Co.	4.000%	4/1/2048	14,256	11,216
	Union Electric Co.	3.250%	10/1/2049	5,551	3,775
	Union Electric Co.	2.625%	3/15/2051	7,991	4,763
	Union Electric Co.	3.900%	4/1/2052	10,351	7,828
	Union Electric Co.	5.125%	3/15/2055	4,583	4,178
	Union Electric Co.	5.550%	3/15/2056	6,548	6,349
	Union Electric Co.	5.750%	9/15/2056	15,187	15,154
	United Utilities plc	6.875%	8/15/2028	17,001	17,717
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	26,402	26,086
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	13,114	12,509

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.300%	11/15/2031	2,509	2,227
	Virginia Electric & Power Co.	2.400%	3/30/2032	9,870	8,692
	Virginia Electric & Power Co.	5.000%	4/1/2033	11,259	11,319
	Virginia Electric & Power Co.	5.300%	8/15/2033	8,267	8,426
	Virginia Electric & Power Co.	5.050%	8/15/2034	7,025	7,029
	Virginia Electric & Power Co.	5.150%	3/15/2035	7,515	7,511
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	11,959	11,703
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	3,933	4,145
	Virginia Electric & Power Co.	4.950%	3/15/2036	6,735	6,590
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	9,929	10,447
	Virginia Electric & Power Co.	6.350%	11/30/2037	8,131	8,762
	Virginia Electric & Power Co.	8.875%	11/15/2038	2,544	3,321
	Virginia Electric & Power Co.	4.000%	1/15/2043	8,460	6,944
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	9,759	8,643
	Virginia Electric & Power Co.	4.450%	2/15/2044	12,902	11,120
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	11,357	9,352
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	7,720	6,106
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	10,621	8,115
	Virginia Electric & Power Co.	4.600%	12/1/2048	9,601	8,128
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,715	1,854
	Virginia Electric & Power Co.	2.450%	12/15/2050	5,275	3,017
	Virginia Electric & Power Co.	2.950%	11/15/2051	22,102	13,843
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	5,320	4,476
	Virginia Electric & Power Co.	5.450%	4/1/2053	9,313	8,855
	Virginia Electric & Power Co.	5.700%	8/15/2053	8,963	8,827
	Virginia Electric & Power Co.	5.550%	8/15/2054	3,500	3,385
	Virginia Electric & Power Co.	5.650%	3/15/2055	6,850	6,690
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	9,861	9,556
	Virginia Electric & Power Co.	5.700%	3/15/2056	8,395	8,260
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	743	744
[1]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	10,225	10,285
[6]	Vistra Operations Co. LLC	4.550%	10/30/2028	7,035	6,990
[6]	Vistra Operations Co. LLC	5.000%	4/30/2031	6,971	6,918
[6]	Vistra Operations Co. LLC	5.250%	4/30/2033	7,180	7,130
[6]	Vistra Operations Co. LLC	5.550%	4/30/2036	12,200	12,136
[1]	Washington Gas Light Co.	3.796%	9/15/2046	6,190	4,740
[1]	Washington Gas Light Co.	3.650%	9/15/2049	8,300	5,965
	WEC Energy Group Inc.	5.150%	10/1/2027	3,572	3,597
	WEC Energy Group Inc.	1.375%	10/15/2027	6,136	5,901
	WEC Energy Group Inc.	4.750%	1/15/2028	13,491	13,528
	WEC Energy Group Inc.	2.200%	12/15/2028	6,556	6,198
	WEC Energy Group Inc.	1.800%	10/15/2030	2,896	2,573
	WEC Energy Group Inc.	5.625%	5/15/2056	3,975	3,943
	Wisconsin Electric Power Co.	1.700%	6/15/2028	4,105	3,899
	Wisconsin Electric Power Co.	3.950%	3/1/2029	2,350	2,319
	Wisconsin Electric Power Co.	5.000%	5/15/2029	3,773	3,821
	Wisconsin Electric Power Co.	4.150%	10/15/2030	5,245	5,143
	Wisconsin Electric Power Co.	4.650%	6/15/2031	8,600	8,563
	Wisconsin Electric Power Co.	4.750%	9/30/2032	5,970	5,981
	Wisconsin Electric Power Co.	5.625%	5/15/2033	2,502	2,625
	Wisconsin Electric Power Co.	4.600%	10/1/2034	3,565	3,491
	Wisconsin Electric Power Co.	5.100%	6/15/2036	8,600	8,589
	Wisconsin Electric Power Co.	4.300%	10/15/2048	9,665	7,961
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,050	3,677
	Wisconsin Electric Power Co.	5.650%	3/15/2056	1,899	1,890
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,050	2,998
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,859	4,653
	Wisconsin Power & Light Co.	4.950%	4/1/2033	4,000	4,000
	Wisconsin Power & Light Co.	5.375%	3/30/2034	10,790	10,953
	Wisconsin Power & Light Co.	6.375%	8/15/2037	4,325	4,673
	Wisconsin Power & Light Co.	3.650%	4/1/2050	5,630	4,065
	Wisconsin Power & Light Co.	5.700%	12/15/2055	2,694	2,649
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,900	3,896
	Wisconsin Public Service Corp.	4.250%	1/15/2031	2,683	2,641
	Wisconsin Public Service Corp.	3.671%	12/1/2042	3,909	3,091
	Wisconsin Public Service Corp.	3.300%	9/1/2049	3,585	2,476
	Wisconsin Public Service Corp.	2.850%	12/1/2051	6,530	4,044
	Xcel Energy Inc.	4.000%	6/15/2028	9,458	9,351
	Xcel Energy Inc.	2.600%	12/1/2029	24,237	22,627
	Xcel Energy Inc.	3.400%	6/1/2030	26,668	25,339

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	2.350%	11/15/2031	387	340
	Xcel Energy Inc.	4.600%	6/1/2032	6,860	6,735
	Xcel Energy Inc.	5.450%	8/15/2033	12,420	12,635
	Xcel Energy Inc.	5.600%	4/15/2035	12,183	12,407
	Xcel Energy Inc.	6.500%	7/1/2036	9,728	10,494
	Xcel Energy Inc.	5.750%	12/3/2056	6,166	6,087
					10,692,359
Total Corporate Bonds (Cost $106,160,701)					100,981,207
Sovereign Bonds (3.4%)
[1]	African Development Bank	4.375%	11/3/2027	45,805	45,914
	African Development Bank	4.375%	3/14/2028	27,730	27,818
	African Development Bank	3.875%	6/12/2028	25,190	25,043
	African Development Bank	3.500%	9/18/2029	27,575	26,986
	African Development Bank	4.000%	3/18/2030	16,345	16,215
	African Development Bank	3.625%	3/3/2031	19,528	19,028
	African Development Bank	4.500%	6/12/2035	9,360	9,393
	African Development Bank	4.125%	1/22/2036	9,931	9,654
[1]	African Development Bank	5.750%	Perpetual	11,440	11,262
[1]	Asian Development Bank	3.125%	8/20/2027	43,588	43,092
[1]	Asian Development Bank	2.500%	11/2/2027	45,111	44,145
[1]	Asian Development Bank	4.375%	1/14/2028	15,583	15,633
[1]	Asian Development Bank	2.750%	1/19/2028	25,577	25,041
[1]	Asian Development Bank	3.750%	4/25/2028	48,154	47,801
[1]	Asian Development Bank	1.250%	6/9/2028	11,100	10,503
	Asian Development Bank	5.820%	6/16/2028	5,370	5,520
[1]	Asian Development Bank	4.500%	8/25/2028	58,200	58,603
[1]	Asian Development Bank	3.125%	9/26/2028	12,255	11,986
[1]	Asian Development Bank	4.875%	9/26/2028	255	255
[1]	Asian Development Bank	4.375%	3/6/2029	40,905	41,108
[1]	Asian Development Bank	3.625%	8/28/2029	46,952	46,174
[1]	Asian Development Bank	1.750%	9/19/2029	42,127	39,058
[1]	Asian Development Bank	1.875%	1/24/2030	28,694	26,507
[1]	Asian Development Bank	4.125%	5/30/2030	57,575	57,415
[1]	Asian Development Bank	3.750%	8/28/2030	25,073	24,638
[1]	Asian Development Bank	0.750%	10/8/2030	27,937	24,207
[1]	Asian Development Bank	1.500%	3/4/2031	33,526	29,695
	Asian Development Bank	4.250%	5/28/2031	87,862	87,950
	Asian Development Bank	3.125%	4/27/2032	23,580	22,174
[1]	Asian Development Bank	3.875%	9/28/2032	19,085	18,649
[1]	Asian Development Bank	4.000%	1/12/2033	36,750	36,101
[1]	Asian Development Bank	3.875%	6/14/2033	30,220	29,394
[1]	Asian Development Bank	4.125%	1/12/2034	35,790	35,241
	Asian Development Bank	4.375%	3/22/2035	50,300	50,208
[1]	Asian Development Bank	4.250%	1/14/2036	13,184	12,990
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	27,550	27,416
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	33,425	33,344
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	46,280	45,771
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	29,300	29,270
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	30,472	30,772
	Asian Infrastructure Investment Bank	3.875%	4/22/2031	17,977	17,707
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	14,820	14,702
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	4,275	4,300
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	3,597	3,509
	Canadian Government Bond	3.750%	4/26/2028	42,952	42,646
	Canadian Government Bond	4.625%	4/30/2029	28,672	29,019
	Canadian Government Bond	4.000%	3/18/2030	44,370	44,062
	Canadian Government Bond	4.250%	5/28/2031	63,035	63,098
	Corp. Andina de Fomento	4.125%	1/7/2028	5,815	5,797
	Corp. Andina de Fomento	4.125%	6/30/2028	8,962	8,922
	Corp. Andina de Fomento	5.000%	1/24/2029	13,350	13,552
	Corp. Andina de Fomento	5.000%	1/22/2030	24,654	25,067
	Corp. Andina de Fomento	4.625%	1/15/2036	55,080	54,189
	Council of Europe Development Bank	3.625%	1/26/2028	19,400	19,236
[1]	Council of Europe Development Bank	3.625%	5/8/2028	5,245	5,194
	Council of Europe Development Bank	4.125%	1/24/2029	13,260	13,238
	Council of Europe Development Bank	4.000%	5/21/2029	11,694	11,640
	Council of Europe Development Bank	4.500%	1/15/2030	22,765	22,954
	Council of Europe Development Bank	3.750%	1/14/2031	13,906	13,647

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	7.250%	9/23/2027	7,545	7,807
	Equinor ASA	4.250%	6/2/2028	7,553	7,538
	Equinor ASA	3.625%	9/10/2028	21,646	21,353
[6]	Equinor ASA	6.500%	12/1/2028	975	1,020
	Equinor ASA	3.125%	4/6/2030	34,040	32,399
	Equinor ASA	2.375%	5/22/2030	20,787	19,149
	Equinor ASA	4.500%	9/3/2030	5,665	5,648
	Equinor ASA	4.750%	11/14/2035	13,519	13,164
	Equinor ASA	3.625%	4/6/2040	10,293	8,586
	Equinor ASA	5.100%	8/17/2040	7,081	6,894
	Equinor ASA	4.250%	11/23/2041	12,554	10,991
	Equinor ASA	3.950%	5/15/2043	17,730	14,639
	Equinor ASA	4.800%	11/8/2043	11,500	10,607
	Equinor ASA	3.250%	11/18/2049	24,857	17,203
	Equinor ASA	3.700%	4/6/2050	13,339	10,007
[1]	European Bank for Reconstruction & Development	4.375%	3/9/2028	18,800	18,860
	European Bank for Reconstruction & Development	4.125%	1/25/2029	23,735	23,699
	European Bank for Reconstruction & Development	4.250%	5/29/2031	103,520	103,601
[1]	European Bank for Reconstruction & Development	4.250%	3/13/2034	16,240	16,125
	European Investment Bank	0.625%	10/21/2027	4,819	4,606
	European Investment Bank	3.250%	11/15/2027	29,667	29,314
	European Investment Bank	3.875%	3/15/2028	66,188	65,874
	European Investment Bank	3.875%	6/15/2028	57,959	57,646
	European Investment Bank	4.500%	10/16/2028	44,991	45,317
	European Investment Bank	4.000%	2/15/2029	42,770	42,585
	European Investment Bank	1.750%	3/15/2029	3,470	3,257
	European Investment Bank	3.750%	5/15/2029	46,806	46,264
	European Investment Bank	4.750%	6/15/2029	144,126	146,386
	European Investment Bank	1.625%	10/9/2029	17,500	16,142
	European Investment Bank	3.750%	11/15/2029	65,420	64,523
	European Investment Bank	4.500%	3/14/2030	84,055	84,920
	European Investment Bank	0.875%	5/17/2030	11,288	9,957
	European Investment Bank	3.625%	7/15/2030	59,485	58,213
	European Investment Bank	0.750%	9/23/2030	23,440	20,342
	European Investment Bank	3.875%	10/15/2030	32,013	31,601
	European Investment Bank	1.250%	2/14/2031	11,771	10,321
	European Investment Bank	3.750%	3/13/2031	66,364	65,069
	European Investment Bank	4.375%	10/10/2031	54,202	54,549
	European Investment Bank	4.250%	8/16/2032	138,959	138,703
	European Investment Bank	3.750%	2/14/2033	38,387	37,170
	European Investment Bank	4.375%	8/16/2033	56,150	56,305
	European Investment Bank	4.125%	2/13/2034	59,055	58,154
	European Investment Bank	4.625%	2/12/2035	51,558	52,370
	European Investment Bank	4.250%	2/8/2036	57,864	56,994
	European Investment Bank	4.875%	2/15/2036	46,055	47,567
[7]	Export Development Canada	3.750%	9/7/2027	32,050	31,888
[7]	Export Development Canada	3.875%	2/14/2028	30,750	30,597
[7]	Export Development Canada	4.125%	2/13/2029	43,897	43,832
[7]	Export Development Canada	4.000%	6/20/2030	22,950	22,745
[7]	Export Development Canada	4.750%	6/5/2034	13,065	13,362
	Export-Import Bank of Korea	4.000%	9/11/2027	9,480	9,443
	Export-Import Bank of Korea	4.250%	9/15/2027	13,350	13,337
	Export-Import Bank of Korea	4.125%	10/17/2027	6,765	6,746
	Export-Import Bank of Korea	5.000%	1/11/2028	19,449	19,629
	Export-Import Bank of Korea	4.625%	1/14/2028	11,700	11,746
	Export-Import Bank of Korea	4.500%	1/11/2029	8,005	8,033
	Export-Import Bank of Korea	3.750%	1/13/2029	5,813	5,729
	Export-Import Bank of Korea	4.000%	9/11/2029	11,975	11,852
	Export-Import Bank of Korea	4.875%	1/14/2030	6,500	6,604
	Export-Import Bank of Korea	1.250%	9/21/2030	7,925	6,975
	Export-Import Bank of Korea	3.750%	9/22/2030	13,020	12,703
	Export-Import Bank of Korea	3.875%	1/13/2031	8,419	8,242
	Export-Import Bank of Korea	1.375%	2/9/2031	6,090	5,333
	Export-Import Bank of Korea	2.125%	1/18/2032	14,639	12,968
	Export-Import Bank of Korea	4.500%	9/15/2032	7,645	7,649
	Export-Import Bank of Korea	5.125%	1/11/2033	15,450	15,954
	Export-Import Bank of Korea	5.125%	9/18/2033	12,635	13,064
	Export-Import Bank of Korea	4.625%	1/11/2034	6,580	6,578
	Export-Import Bank of Korea	5.250%	1/14/2035	13,363	13,884
	Export-Import Bank of Korea	4.375%	1/13/2036	7,850	7,620

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	2.500%	6/29/2041	13,595	9,907
[1]	Hong Kong Government International Bond	1.750%	11/24/2031	12,515	11,072
[1]	Hydro-Quebec	8.500%	12/1/2029	5,316	5,979
	Inter-American Development Bank	2.375%	7/7/2027	59,333	58,289
	Inter-American Development Bank	0.625%	9/16/2027	42,595	40,837
	Inter-American Development Bank	4.000%	1/12/2028	74,825	74,635
	Inter-American Development Bank	1.125%	7/20/2028	27,090	25,490
	Inter-American Development Bank	3.125%	9/18/2028	47,733	46,701
	Inter-American Development Bank	4.125%	2/15/2029	34,575	34,536
	Inter-American Development Bank	2.250%	6/18/2029	27,477	26,012
	Inter-American Development Bank	4.500%	2/15/2030	22,560	22,780
[1]	Inter-American Development Bank	1.125%	1/13/2031	40,705	35,559
	Inter-American Development Bank	4.250%	8/11/2031	27,321	27,335
[1]	Inter-American Development Bank	3.625%	9/17/2031	22,040	21,401
[1]	Inter-American Development Bank	3.500%	4/12/2033	35,218	33,500
[1]	Inter-American Development Bank	4.500%	9/13/2033	41,935	42,311
	Inter-American Development Bank	4.375%	7/17/2034	33,140	33,130
[1]	Inter-American Development Bank	4.375%	7/16/2035	72,083	71,748
	Inter-American Development Bank	4.125%	1/23/2036	57,886	56,363
[1]	Inter-American Development Bank	3.875%	10/28/2041	8,130	7,219
	Inter-American Development Bank	3.200%	8/7/2042	12,332	9,965
	Inter-American Development Bank	4.375%	1/24/2044	13,332	12,398
	Inter-American Investment Corp.	4.125%	2/15/2028	17,155	17,127
	Inter-American Investment Corp.	4.750%	9/19/2028	8,890	8,986
	Inter-American Investment Corp.	3.625%	11/20/2028	11,286	11,133
	Inter-American Investment Corp.	4.250%	2/14/2029	13,020	13,024
	Inter-American Investment Corp.	4.250%	4/1/2030	21,680	21,643
[1]	Inter-American Investment Corp.	4.375%	5/28/2031	19,840	19,928
[1]	International Bank for Reconstruction & Development	2.500%	11/22/2027	47,453	46,392
	International Bank for Reconstruction & Development	0.750%	11/24/2027	67,613	64,517
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	42,267	40,237
	International Bank for Reconstruction & Development	3.625%	5/5/2028	55,064	54,539
	International Bank for Reconstruction & Development	3.500%	7/12/2028	72,730	71,809
	International Bank for Reconstruction & Development	4.625%	8/1/2028	63,844	64,433
	International Bank for Reconstruction & Development	1.125%	9/13/2028	38,664	36,214
	International Bank for Reconstruction & Development	3.625%	9/21/2029	42,320	41,599
	International Bank for Reconstruction & Development	3.875%	10/16/2029	38,989	38,606
[1]	International Bank for Reconstruction & Development	1.750%	10/23/2029	21,624	20,005
	International Bank for Reconstruction & Development	3.875%	2/14/2030	102,733	101,625
	International Bank for Reconstruction & Development	4.125%	3/20/2030	89,985	89,742
	International Bank for Reconstruction & Development	0.875%	5/14/2030	31,219	27,534
	International Bank for Reconstruction & Development	4.000%	7/25/2030	55,448	55,035
	International Bank for Reconstruction & Development	0.750%	8/26/2030	58,505	50,877
	International Bank for Reconstruction & Development	3.500%	10/28/2030	77,322	75,185
	International Bank for Reconstruction & Development	4.000%	1/10/2031	42,160	41,796
	International Bank for Reconstruction & Development	1.250%	2/10/2031	64,467	56,533
	International Bank for Reconstruction & Development	4.500%	4/10/2031	76,322	77,232
	International Bank for Reconstruction & Development	1.625%	11/3/2031	121,376	106,227
[1]	International Bank for Reconstruction & Development	4.625%	1/15/2032	103,380	105,178
	International Bank for Reconstruction & Development	2.500%	3/29/2032	30,026	27,334
	International Bank for Reconstruction & Development	4.000%	5/6/2032	75,377	74,285
	International Bank for Reconstruction & Development	4.750%	11/14/2033	29,181	29,899
	International Bank for Reconstruction & Development	3.875%	8/28/2034	60,343	58,265
[1]	International Bank for Reconstruction & Development	4.750%	2/15/2035	10,842	11,098
	International Bank for Reconstruction & Development	4.375%	8/27/2035	60,880	60,604
	International Bank for Reconstruction & Development	4.500%	5/20/2036	34,199	34,285
[1]	International Finance Corp.	4.500%	1/21/2028	22,152	22,261
[1]	International Finance Corp.	4.500%	7/13/2028	21,081	21,219
[1]	International Finance Corp.	3.500%	1/22/2029	19,409	19,100
[1]	International Finance Corp.	4.250%	7/2/2029	34,030	34,091
[1]	International Finance Corp.	3.875%	7/2/2030	30,690	30,332
	International Finance Corp.	0.750%	8/27/2030	13,300	11,567
[8]	Japan Bank for International Cooperation	2.875%	7/21/2027	10,842	10,686
[8]	Japan Bank for International Cooperation	4.625%	7/22/2027	29,360	29,469
[8]	Japan Bank for International Cooperation	2.750%	11/16/2027	36,335	35,570
[8]	Japan Bank for International Cooperation	3.875%	7/3/2028	15,030	14,904
[8]	Japan Bank for International Cooperation	4.625%	7/19/2028	10,700	10,763
[8]	Japan Bank for International Cooperation	3.250%	7/20/2028	19,469	19,062
[8]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,540	2,570
[8]	Japan Bank for International Cooperation	3.500%	10/31/2028	23,095	22,675

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	2.125%	2/16/2029	25,193	23,812
[8]	Japan Bank for International Cooperation	2.000%	10/17/2029	13,314	12,348
[8]	Japan Bank for International Cooperation	1.250%	1/21/2031	14,838	12,934
[8]	Japan Bank for International Cooperation	3.875%	1/23/2031	2,400	2,351
[8]	Japan Bank for International Cooperation	4.375%	1/24/2031	5,123	5,118
[8]	Japan Bank for International Cooperation	1.875%	4/15/2031	22,528	20,094
[8]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,815	6,819
[1,8]	Japan Bank for International Cooperation	4.375%	1/23/2036	18,834	18,377
[4,8]	Japan Bank for International Cooperation	4.625%	7/2/2036	22,604	22,457
[8]	Japan International Cooperation Agency	4.000%	5/23/2028	10,875	10,805
[8]	Japan International Cooperation Agency	3.375%	6/12/2028	5,695	5,592
[8]	Japan International Cooperation Agency	4.750%	5/21/2029	6,237	6,301
[8]	Japan International Cooperation Agency	4.250%	5/22/2030	3,926	3,905
[8]	Japan International Cooperation Agency	1.000%	7/22/2030	5,851	5,123
[8]	Japan International Cooperation Agency	1.750%	4/28/2031	3,575	3,166
[8]	Japan International Cooperation Agency	4.375%	5/28/2031	14,176	14,166
[9]	KFW	3.500%	8/27/2027	29,987	29,773
[9]	KFW	3.750%	2/15/2028	64,639	64,233
[9]	KFW	2.875%	4/3/2028	30,054	29,408
[1,9]	KFW	3.875%	5/15/2028	55,949	55,661
[9]	KFW	3.875%	6/15/2028	63,045	62,704
[9]	KFW	3.500%	8/9/2028	71,288	70,348
[9]	KFW	4.000%	3/15/2029	23,438	23,338
[9]	KFW	3.500%	5/15/2029	75,726	74,346
[9]	KFW	1.750%	9/14/2029	20,816	19,312
[9]	KFW	4.625%	3/18/2030	16,888	17,128
[9]	KFW	3.750%	7/15/2030	57,433	56,471
[9]	KFW	0.750%	9/30/2030	35,025	30,375
[9]	KFW	4.750%	10/29/2030	20,910	21,357
[9]	KFW	3.750%	3/14/2031	82,647	81,027
[9]	KFW	4.125%	7/22/2031	51,910	51,647
[9]	KFW	4.125%	7/15/2033	55,255	54,538
[9]	KFW	4.375%	2/28/2034	21,220	21,248
[9]	KFW	0.000%	4/18/2036	18,429	11,929
[9]	KFW	0.000%	6/29/2037	36,990	22,497
	Korea Development Bank	4.125%	10/16/2027	7,610	7,589
	Korea Development Bank	4.625%	2/3/2028	13,750	13,806
	Korea Development Bank	4.375%	2/15/2028	29,450	29,462
	Korea Development Bank	5.375%	10/23/2028	6,865	7,015
	Korea Development Bank	4.500%	2/15/2029	17,510	17,582
	Korea Development Bank	4.875%	2/3/2030	13,950	14,172
	Korea Development Bank	3.750%	9/16/2030	6,720	6,553
	Korea Development Bank	1.625%	1/19/2031	4,000	3,546
	Korea Development Bank	2.000%	10/25/2031	10,861	9,631
	Korea Development Bank	4.375%	2/15/2033	19,180	18,977
	Korea Development Bank	5.625%	10/23/2033	7,915	8,430
[9]	Landwirtschaftliche Rentenbank	3.875%	9/28/2027	2,346	2,337
[1,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	16,158	15,797
[1,9]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	21,605	21,473
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	19,481	19,698
[9]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	11,184	11,138
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	29,660	25,910
[9]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	27,682	27,053
[9]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	26,705	26,579
[1,9]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	13,000	13,491
	Nordic Investment Bank	4.375%	3/14/2028	36,940	37,059
	Nordic Investment Bank	3.750%	8/28/2028	5,094	5,053
	Nordic Investment Bank	4.250%	2/28/2029	19,465	19,496
	Nordic Investment Bank	3.750%	5/9/2030	22,912	22,500
	Nordic Investment Bank	3.750%	1/23/2031	18,620	18,264
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	18,390	18,266
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	24,719	24,729
[10]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	5,459	5,437
[1,10]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	14,664	14,637
[10]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	13,495	13,466
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	14,305	14,107
[10]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	17,328	17,476
[10]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,380	14,118
[10]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	20,640	20,227
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	9,088	9,083

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Oriental Republic of Uruguay	4.375%	1/23/2031	18,999	19,059
[1]	Oriental Republic of Uruguay	5.750%	10/28/2034	28,474	29,755
[1]	Oriental Republic of Uruguay	7.625%	3/21/2036	14,124	16,669
[1]	Oriental Republic of Uruguay	5.442%	2/14/2037	28,373	29,115
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	6,870	5,917
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	43,235	40,428
[1]	Oriental Republic of Uruguay	4.975%	4/20/2055	35,569	32,255
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	17,263	16,023
	Province of Alberta	3.300%	3/15/2028	22,923	22,571
	Province of Alberta	4.500%	6/26/2029	17,595	17,710
	Province of Alberta	1.300%	7/22/2030	45,953	40,878
	Province of Alberta	4.500%	1/24/2034	16,180	16,135
	Province of Alberta	4.300%	11/2/2035	7,424	7,228
	Province of British Columbia	4.700%	1/24/2028	41,538	41,824
	Province of British Columbia	4.800%	11/15/2028	20,230	20,474
	Province of British Columbia	4.900%	4/24/2029	38,640	39,272
	Province of British Columbia	3.900%	8/27/2030	25,859	25,457
	Province of British Columbia	1.300%	1/29/2031	21,836	19,099
	Province of British Columbia	4.050%	4/23/2031	48,025	47,400
	Province of British Columbia	4.200%	7/6/2033	22,360	21,914
	Province of British Columbia	4.750%	6/12/2034	44,108	44,503
	Province of British Columbia	4.800%	6/11/2035	30,553	30,845
	Province of British Columbia	7.250%	9/1/2036	2,181	2,596
[1]	Province of Manitoba	1.500%	10/25/2028	11,925	11,202
	Province of Manitoba	4.300%	7/27/2033	15,110	14,880
	Province of Manitoba	4.900%	5/31/2034	11,339	11,544
	Province of New Brunswick	3.625%	2/24/2028	6,575	6,507
	Province of Ontario	4.200%	1/18/2029	29,749	29,713
	Province of Ontario	3.800%	1/29/2029	67,637	66,904
	Province of Ontario	3.700%	9/17/2029	37,325	36,675
	Province of Ontario	2.000%	10/2/2029	32,800	30,536
	Province of Ontario	4.700%	1/15/2030	31,609	32,016
	Province of Ontario	3.900%	9/4/2030	11,648	11,472
	Province of Ontario	1.125%	10/7/2030	27,880	24,463
	Province of Ontario	1.600%	2/25/2031	49,050	43,480
	Province of Ontario	4.050%	4/16/2031	18,460	18,254
	Province of Ontario	1.800%	10/14/2031	40,275	35,414
[1]	Province of Ontario	2.125%	1/21/2032	4,089	3,628
	Province of Ontario	5.050%	4/24/2034	24,944	25,726
	Province of Ontario	4.850%	6/11/2035	2,592	2,634
	Province of Ontario	4.450%	11/20/2035	15,728	15,479
	Province of Ontario	4.850%	5/29/2036	25,109	25,420
	Province of Quebec	3.625%	4/13/2028	19,683	19,476
	Province of Quebec	4.500%	4/3/2029	36,662	36,884
[1]	Province of Quebec	7.500%	9/15/2029	19,878	21,747
	Province of Quebec	1.350%	5/28/2030	16,813	15,026
[1]	Province of Quebec	3.875%	1/14/2031	26,500	26,008
	Province of Quebec	1.900%	4/21/2031	89,465	80,022
	Province of Quebec	4.500%	9/8/2033	20,505	20,444
	Province of Quebec	4.250%	9/5/2034	12,381	12,081
[1]	Province of Quebec	4.625%	6/3/2036	50,713	50,343
	Province of Saskatchewan	4.650%	1/28/2030	11,075	11,198
[1]	Republic of Chile	3.240%	2/6/2028	10,236	10,040
[1]	Republic of Chile	4.850%	1/22/2029	15,815	15,935
[1]	Republic of Chile	2.450%	1/31/2031	11,688	10,602
[1]	Republic of Chile	4.350%	4/13/2031	7,750	7,612
[1]	Republic of Chile	2.550%	1/27/2032	37,871	33,673
[1]	Republic of Chile	2.550%	7/27/2033	55,434	47,604
[1]	Republic of Chile	3.500%	1/31/2034	28,860	26,209
[1]	Republic of Chile	4.950%	1/5/2036	31,392	31,047
[1]	Republic of Chile	5.650%	1/13/2037	35,165	36,580
[1]	Republic of Chile	3.100%	5/7/2041	56,129	42,940
[1]	Republic of Chile	4.340%	3/7/2042	27,665	24,465
[1]	Republic of Chile	3.500%	1/25/2050	17,701	12,870
[1]	Republic of Chile	4.000%	1/31/2052	18,170	14,299
[1]	Republic of Chile	5.330%	1/5/2054	23,087	22,265
[1]	Republic of Chile	3.250%	9/21/2071	13,373	8,445
[1]	Republic of Hungary	7.625%	3/29/2041	33,165	39,284
	Republic of Indonesia	3.500%	1/11/2028	19,076	18,856
[1]	Republic of Indonesia	4.550%	1/11/2028	14,003	14,033

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.100%	4/24/2028	20,537	20,452
	Republic of Indonesia	4.750%	2/11/2029	23,217	23,331
[1]	Republic of Indonesia	4.400%	3/10/2029	6,945	6,913
	Republic of Indonesia	3.400%	9/18/2029	12,082	11,693
[1]	Republic of Indonesia	5.250%	1/15/2030	14,940	15,131
	Republic of Indonesia	2.850%	2/14/2030	15,925	14,875
	Republic of Indonesia	3.850%	10/15/2030	11,732	11,301
[1]	Republic of Indonesia	4.350%	2/21/2031	10,605	10,381
	Republic of Indonesia	1.850%	3/12/2031	20,211	17,651
[1]	Republic of Indonesia	4.300%	4/16/2031	7,974	7,790
[1]	Republic of Indonesia	5.030%	5/29/2031	13,880	13,948
[1]	Republic of Indonesia	2.150%	7/28/2031	9,110	7,983
[1]	Republic of Indonesia	3.550%	3/31/2032	15,219	14,131
[1]	Republic of Indonesia	4.650%	9/20/2032	16,305	15,977
[1]	Republic of Indonesia	4.850%	1/11/2033	17,135	16,875
[1]	Republic of Indonesia	4.700%	2/10/2034	8,580	8,354
[1]	Republic of Indonesia	4.750%	9/10/2034	15,290	14,776
[1]	Republic of Indonesia	5.600%	1/15/2035	14,818	15,079
[1]	Republic of Indonesia	4.950%	2/21/2036	15,290	14,770
[1]	Republic of Indonesia	4.900%	4/16/2036	18,490	17,842
[1]	Republic of Indonesia	5.690%	5/29/2036	10,200	10,414
	Republic of Indonesia	4.350%	1/11/2048	23,257	19,112
	Republic of Indonesia	5.350%	2/11/2049	3,510	3,358
	Republic of Indonesia	3.700%	10/30/2049	23,920	17,435
	Republic of Indonesia	3.500%	2/14/2050	10,222	7,192
	Republic of Indonesia	4.200%	10/15/2050	22,690	17,892
	Republic of Indonesia	3.050%	3/12/2051	23,345	14,922
[1]	Republic of Indonesia	4.300%	3/31/2052	9,765	7,799
[1]	Republic of Indonesia	5.450%	9/20/2052	7,500	7,141
[1]	Republic of Indonesia	5.650%	1/11/2053	11,033	10,826
[1]	Republic of Indonesia	5.100%	2/10/2054	14,200	13,090
[1]	Republic of Indonesia	5.150%	9/10/2054	3,365	3,091
[1]	Republic of Indonesia	5.475%	2/21/2056	10,405	10,110
[1]	Republic of Indonesia	3.200%	9/23/2061	8,476	5,166
	Republic of Indonesia	4.450%	4/15/2070	14,479	11,282
	Republic of Indonesia	3.350%	3/12/2071	10,632	6,495
[1]	Republic of Italy	2.875%	10/17/2029	23,158	22,064
[1]	Republic of Italy	5.375%	6/15/2033	31,270	32,446
[1]	Republic of Italy	4.000%	10/17/2049	28,576	21,898
[1]	Republic of Italy	3.875%	5/6/2051	36,987	27,452
	Republic of Korea	3.500%	9/20/2028	960	944
	Republic of Korea	3.625%	2/12/2029	929	915
	Republic of Korea	2.500%	6/19/2029	13,810	13,139
	Republic of Korea	4.500%	7/3/2029	13,685	13,760
	Republic of Korea	1.000%	9/16/2030	10,775	9,435
	Republic of Korea	3.625%	10/29/2030	8,020	7,823
	Republic of Korea	1.750%	10/15/2031	7,135	6,289
	Republic of Korea	4.125%	6/10/2044	10,573	9,538
	Republic of Korea	3.875%	9/20/2048	7,013	5,927
	Republic of Panama	8.875%	9/30/2027	12,923	13,581
[1]	Republic of Panama	3.875%	3/17/2028	25,646	25,218
[1]	Republic of Panama	3.160%	1/23/2030	13,217	12,445
[1]	Republic of Panama	7.500%	3/1/2031	9,342	10,292
[1]	Republic of Panama	2.252%	9/29/2032	23,674	19,868
[1]	Republic of Panama	3.298%	1/19/2033	23,911	21,216
[1]	Republic of Panama	5.227%	2/23/2034	43,932	43,316
[1]	Republic of Panama	6.400%	2/14/2035	34,675	36,693
[1]	Republic of Panama	6.700%	1/26/2036	5,680	6,121
[1]	Republic of Panama	6.875%	1/31/2036	14,415	15,726
[1]	Republic of Panama	5.662%	2/23/2038	10,220	10,198
[1]	Republic of Panama	8.000%	3/1/2038	26,893	31,672
[1]	Republic of Panama	4.500%	4/16/2050	36,673	29,390
[1]	Republic of Panama	4.300%	4/29/2053	17,121	13,186
[1]	Republic of Panama	6.853%	3/28/2054	24,134	25,963
[1]	Republic of Panama	4.500%	4/1/2056	25,893	20,174
[1]	Republic of Panama	7.875%	3/1/2057	10,290	12,438
[1]	Republic of Panama	3.870%	7/23/2060	39,001	26,832
[1]	Republic of Panama	4.500%	1/19/2063	14,230	10,919
[1]	Republic of Peru	2.783%	1/23/2031	55,124	50,744
[1]	Republic of Peru	1.862%	12/1/2032	7,749	6,427

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	8.750%	11/21/2033	29,573	35,992
[1]	Republic of Peru	3.000%	1/15/2034	34,355	29,785
[1]	Republic of Peru	5.375%	2/8/2035	40,082	40,437
[1]	Republic of Peru	5.500%	3/30/2036	19,277	19,485
[1]	Republic of Peru	6.550%	3/14/2037	6,581	7,207
[1]	Republic of Peru	3.300%	3/11/2041	1,722	1,334
	Republic of Peru	5.625%	11/18/2050	30,345	29,570
[1]	Republic of Peru	3.550%	3/10/2051	16,001	11,261
[1]	Republic of Peru	5.875%	8/8/2054	18,025	17,915
[1]	Republic of Peru	6.200%	6/30/2055	29,545	30,495
[1]	Republic of Peru	2.780%	12/1/2060	26,002	14,198
[1]	Republic of Peru	3.600%	1/15/2072	12,430	7,895
[1]	Republic of Peru	3.230%	7/28/2121	15,806	8,760
[1]	Republic of Poland	5.500%	11/16/2027	21,104	21,396
[1]	Republic of Poland	4.625%	3/18/2029	21,990	22,116
[1]	Republic of Poland	4.875%	2/12/2030	15,160	15,319
[1]	Republic of Poland	4.625%	4/14/2031	14,550	14,559
[1]	Republic of Poland	5.750%	11/16/2032	13,562	14,210
[1]	Republic of Poland	4.875%	10/4/2033	50,479	50,242
[1]	Republic of Poland	5.125%	9/18/2034	58,289	58,589
[1]	Republic of Poland	5.375%	2/12/2035	46,544	47,450
[1]	Republic of Poland	5.375%	4/14/2036	36,584	36,939
[1]	Republic of Poland	5.500%	4/4/2053	14,574	13,797
[1]	Republic of Poland	5.500%	3/18/2054	46,317	43,827
[1]	Republic of Poland	6.125%	4/14/2056	38,779	39,389
	Republic of the Philippines	5.170%	10/13/2027	10,060	10,161
	Republic of the Philippines	3.000%	2/1/2028	25,654	25,108
	Republic of the Philippines	4.625%	7/17/2028	8,752	8,784
	Republic of the Philippines	3.750%	1/14/2029	15,356	15,124
	Republic of the Philippines	9.500%	2/2/2030	26,728	30,998
	Republic of the Philippines	4.375%	3/5/2030	7,305	7,245
	Republic of the Philippines	2.457%	5/5/2030	13,742	12,708
	Republic of the Philippines	7.750%	1/14/2031	31,755	35,633
	Republic of the Philippines	1.648%	6/10/2031	14,137	12,260
	Republic of the Philippines	4.250%	7/27/2031	12,425	12,186
	Republic of the Philippines	4.625%	12/24/2031	12,000	11,914
	Republic of the Philippines	1.950%	1/6/2032	10,465	9,065
	Republic of the Philippines	6.375%	1/15/2032	15,510	16,723
	Republic of the Philippines	3.556%	9/29/2032	13,765	12,835
	Republic of the Philippines	5.609%	4/13/2033	12,913	13,308
	Republic of the Philippines	5.000%	7/17/2033	17,404	17,352
	Republic of the Philippines	5.250%	5/14/2034	16,445	16,460
	Republic of the Philippines	6.375%	10/23/2034	24,793	26,717
	Republic of the Philippines	5.500%	2/4/2035	15,705	15,981
	Republic of the Philippines	4.750%	3/5/2035	15,550	15,009
	Republic of the Philippines	5.000%	1/27/2036	16,075	15,726
	Republic of the Philippines	5.325%	6/24/2036	13,000	13,018
	Republic of the Philippines	5.000%	1/13/2037	14,167	13,833
	Republic of the Philippines	3.950%	1/20/2040	32,416	27,704
	Republic of the Philippines	3.700%	3/1/2041	11,454	9,343
	Republic of the Philippines	3.700%	2/2/2042	27,687	22,302
	Republic of the Philippines	2.950%	5/5/2045	21,447	14,634
	Republic of the Philippines	2.650%	12/10/2045	20,994	13,479
	Republic of the Philippines	3.200%	7/6/2046	30,594	21,366
	Republic of the Philippines	4.200%	3/29/2047	5,830	4,730
	Republic of the Philippines	5.950%	10/13/2047	10,825	11,058
	Republic of the Philippines	5.500%	1/17/2048	21,550	20,690
	Republic of the Philippines	5.600%	5/14/2049	13,215	12,827
	Republic of the Philippines	5.175%	9/5/2049	13,470	12,384
	Republic of the Philippines	5.900%	2/4/2050	16,850	17,093
	Republic of the Philippines	5.750%	1/27/2051	4,720	4,702
[1]	State of Israel	3.250%	1/17/2028	8,860	8,681
[1]	State of Israel	5.375%	3/12/2029	33,095	33,424
[1]	State of Israel	2.500%	1/15/2030	5,832	5,360
[1]	State of Israel	5.375%	2/19/2030	40,463	40,939
[1]	State of Israel	2.750%	7/3/2030	18,015	16,534
[1]	State of Israel	4.500%	1/13/2031	33,680	32,931
[1]	State of Israel	4.500%	1/17/2033	32,720	31,525
[1]	State of Israel	5.500%	3/12/2034	29,782	30,230
[1]	State of Israel	5.625%	2/19/2035	40,721	41,661

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State of Israel	5.000%	1/13/2036	18,730	18,233
[1]	State of Israel	4.500%	1/30/2043	24,542	20,965
[1]	State of Israel	4.125%	1/17/2048	15,330	11,871
[1]	State of Israel	3.375%	1/15/2050	37,489	24,914
[1]	State of Israel	3.875%	7/3/2050	9,986	7,218
[1]	State of Israel	5.750%	3/12/2054	52,694	50,321
[1]	State of Israel	5.875%	1/13/2056	20,675	20,009
[1]	State of Israel	4.500%	4/3/2120	14,550	10,684
[1]	Svensk Exportkredit AB	3.875%	8/4/2027	42,198	42,058
[1]	Svensk Exportkredit AB	3.750%	9/13/2027	20,458	20,343
	Svensk Exportkredit AB	3.750%	5/8/2028	13,420	13,298
	Svensk Exportkredit AB	4.125%	6/14/2028	16,805	16,767
[1]	Svensk Exportkredit AB	4.250%	2/1/2029	7,020	7,023
	Svensk Exportkredit AB	3.625%	3/12/2029	5,700	5,613
	Svensk Exportkredit AB	3.750%	7/29/2030	7,964	7,811
[1]	Svensk Exportkredit AB	4.875%	10/4/2030	16,100	16,466
	United Mexican States	3.750%	1/11/2028	29,444	29,444
[1]	United Mexican States	5.400%	2/9/2028	15,655	15,887
	United Mexican States	4.500%	4/22/2029	7,651	7,578
[1]	United Mexican States	5.000%	5/7/2029	2,000	2,000
[1]	United Mexican States	3.250%	4/16/2030	2,370	2,215
[1]	United Mexican States	2.659%	5/24/2031	50,372	44,553
[1]	United Mexican States	4.750%	4/27/2032	35,859	34,463
[1]	United Mexican States	5.850%	7/2/2032	65,166	65,867
[1]	United Mexican States	5.375%	3/22/2033	61,490	60,238
[1]	United Mexican States	7.500%	4/8/2033	20,299	22,812
[1]	United Mexican States	4.875%	5/19/2033	30,569	29,030
[1]	United Mexican States	5.625%	2/9/2034	100,019	98,374
[1]	United Mexican States	3.500%	2/12/2034	47,193	40,261
[1]	United Mexican States	6.750%	9/27/2034	22,188	23,418
[1]	United Mexican States	6.350%	2/9/2035	63,523	64,970
[1]	United Mexican States	5.625%	9/22/2035	33,950	33,092
[1]	United Mexican States	6.000%	5/7/2036	28,929	28,894
[1]	United Mexican States	6.875%	5/13/2037	49,537	52,019
[1]	United Mexican States	6.250%	8/27/2037	25,815	25,819
[1]	United Mexican States	6.625%	1/29/2038	15,000	15,366
[1]	United Mexican States	6.125%	2/9/2038	70,339	69,060
	United Mexican States	6.050%	1/11/2040	39,240	38,114
[1]	United Mexican States	4.280%	8/14/2041	11,235	8,841
[1]	United Mexican States	4.750%	3/8/2044	76,859	61,896
	United Mexican States	5.550%	1/21/2045	6,013	5,428
	United Mexican States	4.600%	1/23/2046	32,689	25,301
	United Mexican States	4.350%	1/15/2047	28,759	21,201
	United Mexican States	4.600%	2/10/2048	59,680	45,179
[1]	United Mexican States	4.500%	1/31/2050	30,405	22,539
[1]	United Mexican States	5.000%	4/27/2051	35,380	27,916
[1]	United Mexican States	4.400%	2/12/2052	43,710	31,312
[1]	United Mexican States	6.338%	5/4/2053	28,664	26,846
[1]	United Mexican States	6.400%	5/7/2054	21,670	20,418
[1]	United Mexican States	7.375%	5/13/2055	18,254	19,397
[1]	United Mexican States	6.750%	2/9/2056	68,357	67,042
[1]	United Mexican States	3.771%	5/24/2061	56,174	33,759
[1]	United Mexican States	5.750%	10/12/2110	25,316	20,633
Total Sovereign Bonds (Cost $13,987,922)					13,554,009
Taxable Municipal Bonds (0.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,450	1,181
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,050	2,286
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	4,895	5,103
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	2,300	2,717
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	1,000	1,019
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/2050	1,480	1,698
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	9,415	11,696
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	18,010	18,772

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	4,696	5,333
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	10,390	11,641
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	6,725	4,444
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,935	2,948
	California GO	1.700%	2/1/2028	5,150	4,949
	California GO	3.500%	4/1/2028	7,635	7,539
	California GO	3.050%	4/1/2029	600	580
	California GO	5.125%	9/1/2029	4,925	5,038
	California GO	2.500%	10/1/2029	9,035	8,535
	California GO	1.750%	11/1/2030	5,000	4,473
	California GO	5.750%	10/1/2031	8,200	8,687
	California GO	4.350%	11/1/2032	4,000	3,956
	California GO	6.000%	3/1/2033	5,000	5,367
	California GO	4.500%	4/1/2033	8,895	8,784
	California GO	7.500%	4/1/2034	32,655	37,133
	California GO	5.150%	9/1/2034	3,625	3,703
	California GO	7.550%	4/1/2039	41,470	49,221
	California GO	7.300%	10/1/2039	13,946	15,914
	California GO	7.350%	11/1/2039	16,775	19,222
	California GO	7.625%	3/1/2040	16,025	18,926
	California GO	7.600%	11/1/2040	16,105	19,283
	California GO	5.875%	10/1/2041	2,550	2,639
	California GO	5.200%	3/1/2043	5,600	5,508
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	1,000	909
	California State Taxable Various Purpose GO	5.125%	3/1/2038	5,600	5,609
	California State University Systemwide Revenue	3.899%	11/1/2047	3,220	2,656
	California State University Systemwide Revenue	2.897%	11/1/2051	1,850	1,311
	California State University Systemwide Revenue	2.975%	11/1/2051	10,905	7,551
	California State University Systemwide Revenue	2.719%	11/1/2052	4,300	2,839
	California State University Systemwide Revenue	2.939%	11/1/2052	6,000	4,068
	California State University Systemwide Revenue	5.183%	11/1/2053	2,900	2,780
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,410	1,423
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,150	3,484
	Chicago IL GO	5.879%	1/1/2031	2,336	2,355
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	7,505	7,655
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	1,745	1,891
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	2,710	2,355
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	5,925	5,141
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	6,278	6,924
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,357	1,497
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,745	4,123
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	8,870	8,205
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	5,735	4,959
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,750	3,699
	Connecticut GO	5.850%	3/15/2032	7,595	7,974
	Cook County IL GO	6.229%	11/15/2034	4,650	4,903
	Dallas County TX Hospital District GO	5.621%	8/15/2044	2,100	2,113
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,065	2,120
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	4,000	3,710
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	4,395	4,846
[11]	Dallas TX Independent School District GO	6.450%	2/15/2035	3,750	3,820
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	15,350	13,351
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	4,500	3,471
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	3,600	2,616
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	10,050	8,779
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	4,650	3,879
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	13,800	13,464
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	16,985	15,562
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	13,500	14,038
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	7,150	5,876
[12]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,200	1,733
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	14,486	15,466
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,126	6,575
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	3,394	3,741
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	2,375	2,103

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	3,000	2,493
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,855	1,559
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	4,700	3,633
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	4,700	3,688
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	3,950	3,608
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	2,585	2,373
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	8,625	6,081
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	27,320	18,938
	Houston TX GO	6.290%	3/1/2032	8,330	8,781
	Houston TX GO	3.961%	3/1/2047	1,330	1,148
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	2,400	1,683
	Illinois GO	5.100%	6/1/2033	81,879	82,717
	Illinois GO	6.630%	2/1/2035	5,822	6,083
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,980	5,239
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	5,225	3,795
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	3,030	3,014
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	7,290	7,221
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	70	58
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	4,095	3,447
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	900	874
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,750	3,307
[12]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	4,300	4,448
	Los Angeles CA Community College District GO	6.750%	8/1/2049	3,025	3,276
[12]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	3,225	2,790
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	2,700	2,865
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	5,060	5,430
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	2,200	2,576
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	2,140	2,134
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,938	2,962
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	9,400	9,285
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,900	4,958
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	2,225	2,159
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	11,100	10,590
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	14,980	15,068
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,900	2,941
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,911	3,837
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	3,900	3,018
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	3,900	2,642
	Massachusetts GO	4.500%	8/1/2031	400	396
	Massachusetts GO	5.456%	12/1/2039	5,350	5,400
	Massachusetts GO	2.900%	9/1/2049	5,415	3,718
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,100	3,198
	Massachusetts SO Revenue	4.110%	7/15/2031	1,939	1,922
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	4,275	4,403
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	2,260	2,385
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	360	396
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	765	708
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	6,325	7,433
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,205	5,713
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	4,490	4,016
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,225	5,146
	Michigan State University Revenue	4.496%	8/15/2048	2,600	2,355
	Michigan State University Revenue	4.165%	8/15/2122	1,810	1,304
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	4,000	3,056
	Mississippi GO	5.245%	11/1/2034	1,375	1,401
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	4,815	3,428

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	5,750	4,209
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,645	2,680
[14]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	11,518	11,950
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	8,105	8,880
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	18,650	21,765
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	24,238	27,659
	New York City NY GO	4.610%	9/1/2037	5,154	4,954
	New York City NY GO	5.517%	10/1/2037	9,550	9,606
	New York City NY GO	6.271%	12/1/2037	5,400	5,714
	New York City NY GO	5.264%	10/1/2044	7,285	7,064
	New York City NY GO	5.559%	10/1/2045	8,457	8,419
	New York City NY GO	5.094%	10/1/2049	7,575	7,014
	New York City NY GO	5.263%	10/1/2052	1,900	1,789
	New York City NY GO	5.828%	10/1/2053	33,650	34,088
	New York City NY GO	5.114%	10/1/2054	5,060	4,660
	New York City NY GO	5.392%	10/1/2055	6,400	6,158
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	395	387
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	2,900	2,906
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	1,050	1,058
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	4,675	4,421
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	19,200	19,078
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	1,935	2,089
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	17,640	20,386
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	1,990	2,021
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	39	39
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	3,235	3,117
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	765	756
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	3,865	3,941
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,855	11,881
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	3,860	3,205
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	8,675	6,354
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	3,251	3,189
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	6,075	5,727
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,700	4,319
[12]	Oregon School Boards Association GO	5.528%	6/30/2028	390	396
[14]	Oregon School Boards Association GO	5.680%	6/30/2028	1,177	1,195
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	5,500	5,513
	Pennsylvania State University Revenue	2.790%	9/1/2043	7,400	5,694
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,415	3,646
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	4,390	4,387
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,560	2,699
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	5,560	5,832
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	12,025	12,614
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	6,300	6,015
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	4,625	4,533
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	2,205	1,830
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	15,100	10,942
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	2,315	2,162
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	6,700	6,363
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	5,350	3,498
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	28,925	24,537
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	5,400	4,891
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	5,400	3,479
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	5,225	4,054
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	3,500	3,517
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,825	3,386
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	975	929
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	3,275	3,341
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,325	1,065

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,815	3,175
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	5,000	4,142
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,700	7,469
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,525	2,841
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	1,795	1,652
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,880	3,733
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	6,750	6,974
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	5,150	4,905
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	2,205	2,217
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	4,640	4,615
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,760	3,793
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	11,495	11,749
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,375	5,401
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,175	5,696
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	5,940	5,545
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	8,650	9,165
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	4,071	4,097
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	1,050	865
	Texas GO	5.517%	4/1/2039	16,370	16,587
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	18,706	18,997
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	21,910	22,082
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	14,835	11,833
	Texas Transportation Commission GO	4.681%	4/1/2040	2,850	2,675
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,485	7,636
[12]	Tucson City AZ COP	2.856%	7/1/2047	4,300	3,142
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	2,000	2,110
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	2,500	2,443
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	13,925	14,644
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	2,575	2,712
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	7,295	4,785
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	3,600	3,061
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	6,730	4,217
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,600	2,263
	University of California Revenue	1.614%	5/15/2030	10,355	9,369
	University of California Revenue	3.071%	5/15/2051	7,540	5,211
	University of California Revenue	4.858%	5/15/2112	17,290	14,327
	University of California Revenue	4.767%	5/15/2115	6,058	4,925
	University of Michigan Revenue	2.437%	4/1/2040	4,590	3,479
	University of Michigan Revenue	2.562%	4/1/2050	2,850	1,768
	University of Michigan Revenue	3.504%	4/1/2052	1,500	1,097
	University of Michigan Revenue	3.504%	4/1/2052	5,555	4,058
	University of Michigan Revenue	4.454%	4/1/2122	4,365	3,427
	University of Minnesota Revenue	4.048%	4/1/2052	1,500	1,197
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	5,355	3,855
[13]	University of Oregon Revenue	3.424%	3/1/2060	7,680	5,314
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	14,580	8,886
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,985	2,844
	University of Texas Financing System Revenue	3.354%	8/15/2047	3,200	2,401
	University of Texas Financing System Revenue	2.439%	8/15/2049	5,110	3,147
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	5,800	4,376
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	5,715	4,259
	University of Virginia Revenue	2.256%	9/1/2050	56,425	32,356
	University of Virginia Revenue	4.179%	9/1/2117	3,425	2,530
	University of Virginia Revenue	3.227%	9/1/2119	1,395	794
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	1,570	1,562
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	17,995	16,857
Total Taxable Municipal Bonds (Cost $1,750,315)					1,560,227

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[15]	Vanguard Market Liquidity Fund (Cost $4,399,381)	3.682%	44,000,451	4,399,605
Total Investments (100.1%) (Cost $419,609,901)				398,563,796
Other Assets and Liabilities—Net (-0.1%)				(495,212)
Net Assets (100%)				398,068,584

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	U.S. government-guaranteed.
3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $1,203,009, representing 0.3% of net assets.

7	Guaranteed by the Government of Canada.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $415,210,520)	394,164,191
Affiliated Issuers (Cost $4,399,381)	4,399,605
Total Investments in Securities	398,563,796
Investment in Vanguard	8,432
Cash	220
Receivables for Investment Securities Sold	4,482,886
Receivables for Accrued Income	3,346,345
Receivables for Capital Shares Issued	302,304
Other Assets	227
Total Assets	406,704,210
Liabilities
Payables for Investment Securities Purchased	8,352,579
Payables for Capital Shares Redeemed	234,002
Payables for Distributions	44,403
Payables to Vanguard	4,642
Total Liabilities	8,635,626
Net Assets	398,068,584

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	432,088,699
Total Distributable Earnings (Loss)	(34,020,115)
Net Assets	398,068,584

Investor Shares—Net Assets
Applicable to 39,176,316 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	377,891
Net Asset Value Per Share—Investor Shares	$9.65

ETF Shares—Net Assets
Applicable to 2,177,523,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	159,815,913
Net Asset Value Per Share—ETF Shares	$73.39

Admiral™ Shares—Net Assets
Applicable to 10,619,399,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,431,599
Net Asset Value Per Share—Admiral Shares	$9.65

Institutional Shares—Net Assets
Applicable to 4,648,058,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,835,575
Net Asset Value Per Share—Institutional Shares	$9.65

Institutional Plus Shares—Net Assets
Applicable to 3,744,915,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,123,052
Net Asset Value Per Share—Institutional Plus Shares	$9.65

Institutional Select Shares—Net Assets
Applicable to 5,648,525,206 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,484,554
Net Asset Value Per Share—Institutional Select Shares	$9.65
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	7,835,743
Total Income	7,835,743
Expenses
The Vanguard Group—Note C
Investment Advisory Services	6,965
Management and Administrative—Investor Shares	277
Management and Administrative—ETF Shares	15,264
Management and Administrative—Admiral Shares	15,501
Management and Administrative—Institutional Shares	3,804
Management and Administrative—Institutional Plus Shares	2,231
Management and Administrative—Institutional Select Shares	1,571
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	2,837
Marketing and Distribution—Admiral Shares	2,571
Marketing and Distribution—Institutional Shares	793
Marketing and Distribution—Institutional Plus Shares	546
Marketing and Distribution—Institutional Select Shares	129
Custodian Fees	244
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,449
Shareholders’ Reports—Admiral Shares	472
Shareholders’ Reports—Institutional Shares	160
Shareholders’ Reports—Institutional Plus Shares	189
Shareholders’ Reports—Institutional Select Shares	1
Trustees’ Fees and Expenses	94
Other Expenses	87
Total Expenses	55,200
Net Investment Income	7,780,543
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(956,564)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,037,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,786,632

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $74,665, ($307), and ($162), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $18,559 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,780,543	14,166,294
Realized Net Gain (Loss)	(956,564)	(2,442,028)
Change in Unrealized Appreciation (Depreciation)	(4,037,347)	12,997,146
Net Increase (Decrease) in Net Assets Resulting from Operations	2,786,632	24,721,412
Distributions
Investor Shares	(7,772)	(18,933)
ETF Shares	(2,511,693)	(5,189,154)
Admiral Shares	(2,041,847)	(3,953,861)
Institutional Shares	(893,378)	(1,737,612)
Institutional Plus Shares	(726,726)	(1,357,064)
Institutional Select Shares	(1,069,567)	(1,917,124)
Total Distributions	(7,250,983)	(14,173,748)
Capital Share Transactions
Investor Shares	(53,448)	(96,530)
ETF Shares	14,856,553	21,194,402
Admiral Shares	218,532	1,644,454
Institutional Shares	606,894	(838,793)
Institutional Plus Shares	(806,669)	3,483,659
Institutional Select Shares	2,866,618	6,485,671
Net Increase (Decrease) from Capital Share Transactions	17,688,480	31,872,863
Total Increase (Decrease)	13,224,129	42,420,527
Net Assets
Beginning of Period	384,844,455	342,423,928
End of Period	398,068,584	384,844,455
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.77	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.188	.367	.338	.289	.228	.202
Net Realized and Unrealized Gain (Loss) on Investments	(.120 )	.290	(.229 )	.231	(1.702)	(.407 )
Total from Investment Operations	.068	.657	.109	.520	(1.474)	(.205 )
Distributions
Dividends from Net Investment Income	(.188 )	(.367 )	(.339 )	(.290 )	(.228 )	(.201 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.024 )
Total Distributions	(.188 )	(.367 )	(.339 )	(.290 )	(.236 )	(.225 )
Net Asset Value, End of Period	$9.65	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return[2]	0.70%	7.03%	1.14%	5.60%	-13.25%	-1.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$378	$437	$518	$670	$795	$1,169
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.80%	3.52%	3.04%	2.26%	1.78%
Portfolio Turnover Rate[4,5]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.08	$71.90	$73.57	$71.83	$84.77	$88.03
Investment Operations
Net Investment Income[1]	1.468	2.872	2.656	2.292	1.830	1.623
Net Realized and Unrealized Gain (Loss) on Investments	(.946 )	2.165	(1.688)	1.717	(12.903)	(3.085)
Total from Investment Operations	.522	5.037	.968	4.009	(11.073)	(1.462)
Distributions
Dividends from Net Investment Income	(1.212)	(2.857)	(2.638)	(2.269)	(1.808)	(1.615)
Distributions from Realized Capital Gains	—	—	—	—	(.059 )	(.183 )
Total Distributions	(1.212)	(2.857)	(2.638)	(2.269)	(1.867)	(1.798)
Net Asset Value, End of Period	$73.39	$74.08	$71.90	$73.57	$71.83	$84.77
Total Return	0.71%	7.11%	1.34%	5.70%	-13.15%	-1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159,816	$146,392	$121,366	$104,824	$84,879	$84,254
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	4.01%	3.92%	3.65%	3.18%	2.41%	1.89%
Portfolio Turnover Rate[3,4]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.77	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.193	.378	.348	.300	.239	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.120 )	.290	(.230 )	.229	(1.703)	(.407 )
Total from Investment Operations	.073	.668	.118	.529	(1.464)	(.194 )
Distributions
Dividends from Net Investment Income	(.193 )	(.378 )	(.348 )	(.299 )	(.238 )	(.212 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.024 )
Total Distributions	(.193 )	(.378 )	(.348 )	(.299 )	(.246 )	(.236 )
Net Asset Value, End of Period	$9.65	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return[2]	0.75%	7.15%	1.24%	5.70%	-13.16%	-1.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,432	$103,532	$98,916	$98,946	$94,589	$116,295
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.01%	3.91%	3.63%	3.16%	2.38%	1.88%
Portfolio Turnover Rate[4,5]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.77	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.194	.379	.350	.301	.240	.214
Net Realized and Unrealized Gain (Loss) on Investments	(.120 )	.290	(.231 )	.230	(1.702)	(.406 )
Total from Investment Operations	.074	.669	.119	.531	(1.462)	(.192 )
Distributions
Dividends from Net Investment Income	(.194 )	(.379 )	(.349 )	(.301 )	(.240 )	(.214 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.024 )
Total Distributions	(.194 )	(.379 )	(.349 )	(.301 )	(.248 )	(.238 )
Net Asset Value, End of Period	$9.65	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	0.76%	7.17%	1.25%	5.72%	-13.15%	-1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,836	$44,804	$44,341	$43,463	$40,813	$49,162
Ratio of Total Expenses to Average Net Assets	0.025%	0.026%	0.035%	0.035%[2]	0.035%[2]	0.035%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.93%	3.64%	3.17%	2.39%	1.90%
Portfolio Turnover Rate[3,4]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.77	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.194	.380	.350	.302	.240	.214
Net Realized and Unrealized Gain (Loss) on Investments	(.120 )	.290	(.230 )	.229	(1.702)	(.406 )
Total from Investment Operations	.074	.670	.120	.531	(1.462)	(.192 )
Distributions
Dividends from Net Investment Income	(.194 )	(.380 )	(.350 )	(.301 )	(.240 )	(.214 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.024 )
Total Distributions	(.194 )	(.380 )	(.350 )	(.301 )	(.248 )	(.238 )
Net Asset Value, End of Period	$9.65	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	0.76%	7.17%	1.26%	5.72%	-13.14%	-1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,123	$37,373	$32,901	$33,268	$28,670	$36,314
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	4.03%	3.93%	3.65%	3.18%	2.40%	1.90%
Portfolio Turnover Rate[3,4]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.77	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.195	.381	.353	.304	.243	.217
Net Realized and Unrealized Gain (Loss) on Investments	(.120 )	.290	(.231 )	.229	(1.703)	(.407 )
Total from Investment Operations	.075	.671	.122	.533	(1.460)	(.190 )
Distributions
Dividends from Net Investment Income	(.195 )	(.381 )	(.352 )	(.303 )	(.242 )	(.216 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.024 )
Total Distributions	(.195 )	(.381 )	(.352 )	(.303 )	(.250 )	(.240 )
Net Asset Value, End of Period	$9.65	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	0.77%	7.18%	1.28%	5.74%	-13.13%	-1.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,485	$52,307	$44,382	$33,876	$28,845	$29,135
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[2]	0.01%[2]	0.01%
Ratio of Net Investment Income to Average Net Assets	4.04%	3.94%	3.68%	3.20%	2.43%	1.92%
Portfolio Turnover Rate[3,4]	21%	38%	36%	36%	40%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts securities with a value of $4,441,000 and cash of $3,761,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Total Bond Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $8,432,000, representing less than 0.01% of the fund’s net assets and 3.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	270,363,392	—	270,363,392
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,705,356	—	7,705,356
Corporate Bonds	—	100,981,207	—	100,981,207
Sovereign Bonds	—	13,554,009	—	13,554,009
Taxable Municipal Bonds	—	1,560,227	—	1,560,227
Temporary Cash Investments	4,399,605	—	—	4,399,605
Total	4,399,605	394,164,191	—	398,563,796

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	420,226,215
Gross Unrealized Appreciation	1,338,545
Gross Unrealized Depreciation	(23,000,964)
Net Unrealized Appreciation (Depreciation)	(21,662,419)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $11,911,671,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Total Bond Market Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $15,380,915,000 of investment securities and sold $12,772,357,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $73,446,119,000 and $69,302,963,000, respectively. In addition, the fund purchased and sold investment securities of $12,172,439,000 and $1,542,750,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,138	2,994	84,475	8,706
Issued in Lieu of Cash Distributions	7,772	800	18,877	1,950
Redeemed	(90,358)	(9,306)	(199,882)	(20,618)
Net Increase (Decrease)—Investor Shares	(53,448)	(5,512)	(96,530)	(9,962)
ETF Shares
Issued	16,853,014	228,600	25,826,118	351,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,996,461)	(27,100)	(4,631,716)	(63,600)
Net Increase (Decrease)—ETF Shares	14,856,553	201,500	21,194,402	288,100
Admiral Shares
Issued	9,121,474	938,983	18,235,012	1,888,533
Issued in Lieu of Cash Distributions	1,810,517	186,410	3,507,755	362,143
Redeemed	(10,713,459)	(1,102,389)	(20,098,313)	(2,083,333)
Net Increase (Decrease)—Admiral Shares	218,532	23,004	1,644,454	167,343
Institutional Shares
Issued	4,650,290	478,654	9,378,471	970,579
Issued in Lieu of Cash Distributions	852,137	87,738	1,653,490	170,714
Redeemed	(4,895,533)	(503,884)	(11,870,754)	(1,230,797)
Net Increase (Decrease)—Institutional Shares	606,894	62,508	(838,793)	(89,504)
Institutional Plus Shares
Issued	3,231,080	332,429	9,899,754	1,024,227
Issued in Lieu of Cash Distributions	711,996	73,312	1,284,322	132,563
Redeemed	(4,749,745)	(485,932)	(7,700,417)	(800,578)
Net Increase (Decrease)—Institutional Plus Shares	(806,669)	(80,191)	3,483,659	356,212
Institutional Select Shares
Issued	10,769,236	1,109,147	21,978,085	2,265,861
Issued in Lieu of Cash Distributions	1,069,567	110,131	1,916,505	197,818
Redeemed	(8,972,185)	(924,326)	(17,408,919)	(1,789,545)
Net Increase (Decrease)—Institutional Select Shares	2,866,618	294,952	6,485,671	674,134
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Total Bond Market Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q842 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard Total Bond Market II Index Fund

Contents
Financial Statements	1

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.0%)
U.S. Government Securities (49.7%)
	United States Treasury Note/Bond	4.375%	7/15/2027	828,238	830,341
	United States Treasury Note/Bond	0.375%	7/31/2027	395,135	379,530
	United States Treasury Note/Bond	2.750%	7/31/2027	329,955	325,135
	United States Treasury Note/Bond	3.875%	7/31/2027	1,123,087	1,119,929
	United States Treasury Note/Bond	2.250%	8/15/2027	542,539	531,371
	United States Treasury Note/Bond	3.750%	8/15/2027	827,608	824,084
	United States Treasury Note/Bond	6.375%	8/15/2027	6,850	7,006
	United States Treasury Note/Bond	0.500%	8/31/2027	411,980	395,098
	United States Treasury Note/Bond	3.125%	8/31/2027	481,085	475,579
	United States Treasury Note/Bond	3.625%	8/31/2027	1,112,865	1,106,432
	United States Treasury Note/Bond	3.375%	9/15/2027	693,447	687,217
	United States Treasury Note/Bond	0.375%	9/30/2027	379,655	362,422
	United States Treasury Note/Bond	3.500%	9/30/2027	899,108	892,084
	United States Treasury Note/Bond	4.125%	9/30/2027	496,756	496,601
	United States Treasury Note/Bond	3.875%	10/15/2027	725,619	723,011
	United States Treasury Note/Bond	0.500%	10/31/2027	523,957	499,376
	United States Treasury Note/Bond	3.500%	10/31/2027	826,113	819,014
	United States Treasury Note/Bond	4.125%	10/31/2027	439,439	439,216
	United States Treasury Note/Bond	2.250%	11/15/2027	345,326	336,598
	United States Treasury Note/Bond	4.125%	11/15/2027	643,745	643,393
	United States Treasury Note/Bond	6.125%	11/15/2027	55,808	57,147
	United States Treasury Note/Bond	0.625%	11/30/2027	640,670	609,863
	United States Treasury Note/Bond	3.375%	11/30/2027	764,934	756,717
	United States Treasury Note/Bond	3.875%	11/30/2027	422,155	420,539
	United States Treasury Note/Bond	4.000%	12/15/2027	649,633	648,161
	United States Treasury Note/Bond	0.625%	12/31/2027	790,335	750,077
	United States Treasury Note/Bond	3.375%	12/31/2027	1,208,218	1,194,390
	United States Treasury Note/Bond	3.875%	12/31/2027	529,519	527,305
	United States Treasury Note/Bond	4.250%	1/15/2028	606,305	606,968
	United States Treasury Note/Bond	0.750%	1/31/2028	678,165	642,959
	United States Treasury Note/Bond	3.500%	1/31/2028	1,486,080	1,470,987
	United States Treasury Note/Bond	2.750%	2/15/2028	680,335	665,320
	United States Treasury Note/Bond	4.250%	2/15/2028	687,584	688,363
	United States Treasury Note/Bond	1.125%	2/29/2028	748,490	712,206
	United States Treasury Note/Bond	3.375%	2/29/2028	908,623	897,301
	United States Treasury Note/Bond	4.000%	2/29/2028	319,540	318,704
	United States Treasury Note/Bond	3.875%	3/15/2028	771,831	768,213
	United States Treasury Note/Bond	1.250%	3/31/2028	763,824	726,558
	United States Treasury Note/Bond	3.625%	3/31/2028	544,885	539,883
	United States Treasury Note/Bond	3.875%	3/31/2028	904,556	900,175
	United States Treasury Note/Bond	3.750%	4/15/2028	690,722	685,784
	United States Treasury Note/Bond	1.250%	4/30/2028	693,609	658,278
	United States Treasury Note/Bond	3.500%	4/30/2028	484,416	478,720
	United States Treasury Note/Bond	3.750%	4/30/2028	854,116	847,943
	United States Treasury Note/Bond	2.875%	5/15/2028	666,973	651,601
	United States Treasury Note/Bond	3.750%	5/15/2028	656,939	652,089
	United States Treasury Note/Bond	1.250%	5/31/2028	756,770	716,507
	United States Treasury Note/Bond	3.625%	5/31/2028	476,279	471,591
[1]	United States Treasury Note/Bond	4.000%	5/31/2028	871,636	869,117
	United States Treasury Note/Bond	3.875%	6/15/2028	921,913	916,979
	United States Treasury Note/Bond	1.250%	6/30/2028	643,896	608,230
	United States Treasury Note/Bond	4.000%	6/30/2028	403,670	402,424
	United States Treasury Note/Bond	4.125%	6/30/2028	7,372,621	7,368,878
	United States Treasury Note/Bond	3.875%	7/15/2028	907,478	902,303
	United States Treasury Note/Bond	1.000%	7/31/2028	731,318	685,668
	United States Treasury Note/Bond	4.125%	7/31/2028	474,346	473,994
	United States Treasury Note/Bond	2.875%	8/15/2028	552,424	538,009
	United States Treasury Note/Bond	3.625%	8/15/2028	801,581	792,814
	United States Treasury Note/Bond	5.500%	8/15/2028	45,575	46,675
	United States Treasury Note/Bond	1.125%	8/31/2028	751,098	704,154
1

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	8/31/2028	284,713	285,914
	United States Treasury Note/Bond	3.375%	9/15/2028	1,079,593	1,061,628
	United States Treasury Note/Bond	1.250%	9/30/2028	710,660	666,549
	United States Treasury Note/Bond	4.625%	9/30/2028	574,180	579,697
	United States Treasury Note/Bond	3.500%	10/15/2028	611,841	602,927
	United States Treasury Note/Bond	1.375%	10/31/2028	555,620	521,393
	United States Treasury Note/Bond	4.875%	10/31/2028	536,176	544,449
	United States Treasury Note/Bond	3.125%	11/15/2028	465,885	455,002
	United States Treasury Note/Bond	3.500%	11/15/2028	647,119	637,387
	United States Treasury Note/Bond	5.250%	11/15/2028	76,342	78,042
	United States Treasury Note/Bond	1.500%	11/30/2028	597,575	561,254
	United States Treasury Note/Bond	4.375%	11/30/2028	407,768	409,632
	United States Treasury Note/Bond	3.500%	12/15/2028	727,134	715,914
	United States Treasury Note/Bond	1.375%	12/31/2028	594,900	555,813
	United States Treasury Note/Bond	3.750%	12/31/2028	583,626	577,835
	United States Treasury Note/Bond	3.500%	1/15/2029	755,768	743,634
	United States Treasury Note/Bond	1.750%	1/31/2029	559,690	526,743
	United States Treasury Note/Bond	4.000%	1/31/2029	613,847	611,257
	United States Treasury Note/Bond	2.625%	2/15/2029	699,243	672,667
	United States Treasury Note/Bond	3.500%	2/15/2029	992,944	976,653
	United States Treasury Note/Bond	5.250%	2/15/2029	52,279	53,682
	United States Treasury Note/Bond	1.875%	2/28/2029	560,800	528,685
	United States Treasury Note/Bond	4.250%	2/28/2029	633,107	634,418
	United States Treasury Note/Bond	3.500%	3/15/2029	799,953	786,547
	United States Treasury Note/Bond	2.375%	3/31/2029	425,045	405,470
	United States Treasury Note/Bond	4.125%	3/31/2029	654,459	653,743
	United States Treasury Note/Bond	3.875%	4/15/2029	800,035	794,098
	United States Treasury Note/Bond	2.875%	4/30/2029	603,525	582,897
	United States Treasury Note/Bond	4.625%	4/30/2029	652,610	660,436
	United States Treasury Note/Bond	2.375%	5/15/2029	513,560	489,005
	United States Treasury Note/Bond	3.875%	5/15/2029	779,460	773,553
	United States Treasury Note/Bond	2.750%	5/31/2029	416,385	400,396
	United States Treasury Note/Bond	4.500%	5/31/2029	662,247	668,274
	United States Treasury Note/Bond	4.125%	6/15/2029	6,294,648	6,289,484
	United States Treasury Note/Bond	3.250%	6/30/2029	359,400	350,190
	United States Treasury Note/Bond	4.250%	6/30/2029	843,288	845,264
	United States Treasury Note/Bond	2.625%	7/31/2029	298,962	285,777
	United States Treasury Note/Bond	4.000%	7/31/2029	798,031	794,290
	United States Treasury Note/Bond	1.625%	8/15/2029	288,941	267,824
	United States Treasury Note/Bond	6.125%	8/15/2029	37,930	40,007
	United States Treasury Note/Bond	3.125%	8/31/2029	417,005	404,136
	United States Treasury Note/Bond	3.625%	8/31/2029	823,239	810,151
	United States Treasury Note/Bond	3.500%	9/30/2029	798,127	782,009
	United States Treasury Note/Bond	3.875%	9/30/2029	439,284	435,354
	United States Treasury Note/Bond	4.000%	10/31/2029	470,184	467,631
	United States Treasury Note/Bond	4.125%	10/31/2029	857,806	856,432
	United States Treasury Note/Bond	1.750%	11/15/2029	34,710	32,107
	United States Treasury Note/Bond	3.875%	11/30/2029	439,984	435,773
	United States Treasury Note/Bond	4.125%	11/30/2029	833,402	832,165
	United States Treasury Note/Bond	3.875%	12/31/2029	492,725	487,913
	United States Treasury Note/Bond	4.375%	12/31/2029	844,753	850,297
	United States Treasury Note/Bond	3.500%	1/31/2030	358,635	350,580
	United States Treasury Note/Bond	4.250%	1/31/2030	818,260	820,178
	United States Treasury Note/Bond	1.500%	2/15/2030	618,598	563,552
	United States Treasury Note/Bond	4.000%	2/28/2030	1,274,048	1,266,534
	United States Treasury Note/Bond	3.625%	3/31/2030	451,616	442,901
	United States Treasury Note/Bond	4.000%	3/31/2030	814,555	809,496
	United States Treasury Note/Bond	3.500%	4/30/2030	448,695	437,916
	United States Treasury Note/Bond	3.875%	4/30/2030	799,214	790,628
	United States Treasury Note/Bond	0.625%	5/15/2030	737,702	644,654
	United States Treasury Note/Bond	6.250%	5/15/2030	164,435	176,119
	United States Treasury Note/Bond	3.750%	5/31/2030	339,453	334,109
	United States Treasury Note/Bond	4.000%	5/31/2030	740,111	735,196
	United States Treasury Note/Bond	3.750%	6/30/2030	286,120	281,526
	United States Treasury Note/Bond	3.875%	6/30/2030	1,029,685	1,017,940
	United States Treasury Note/Bond	3.875%	7/31/2030	981,277	969,701
	United States Treasury Note/Bond	4.000%	7/31/2030	285,475	283,423
[2]	United States Treasury Note/Bond	0.625%	8/15/2030	1,078,646	934,040
	United States Treasury Note/Bond	3.625%	8/31/2030	994,888	973,397
	United States Treasury Note/Bond	4.125%	8/31/2030	380,402	379,392
2

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	9/30/2030	1,147,538	1,122,391
United States Treasury Note/Bond	4.625%	9/30/2030	481,260	489,212
United States Treasury Note/Bond	3.625%	10/31/2030	927,724	906,923
United States Treasury Note/Bond	4.875%	10/31/2030	453,805	465,788
United States Treasury Note/Bond	0.875%	11/15/2030	1,137,583	987,964
United States Treasury Note/Bond	3.500%	11/30/2030	841,281	817,752
United States Treasury Note/Bond	4.375%	11/30/2030	532,290	535,991
United States Treasury Note/Bond	3.625%	12/31/2030	1,149,998	1,123,180
United States Treasury Note/Bond	3.750%	12/31/2030	581,810	571,083
United States Treasury Note/Bond	3.750%	1/31/2031	860,256	844,160
United States Treasury Note/Bond	4.000%	1/31/2031	552,333	547,608
United States Treasury Note/Bond	1.125%	2/15/2031	909,682	793,804
United States Treasury Note/Bond	5.375%	2/15/2031	63,675	66,762
United States Treasury Note/Bond	3.500%	2/28/2031	908,962	882,474
United States Treasury Note/Bond	4.250%	2/28/2031	510,702	511,699
United States Treasury Note/Bond	3.875%	3/31/2031	913,040	900,236
United States Treasury Note/Bond	4.125%	3/31/2031	618,475	616,301
United States Treasury Note/Bond	3.875%	4/30/2031	813,794	802,223
United States Treasury Note/Bond	4.625%	4/30/2031	574,198	584,471
United States Treasury Note/Bond	1.625%	5/15/2031	1,028,824	912,679
United States Treasury Note/Bond	4.125%	5/31/2031	829,251	826,433
United States Treasury Note/Bond	4.625%	5/31/2031	550,952	560,960
United States Treasury Note/Bond	4.125%	6/30/2031	4,523,817	4,508,266
United States Treasury Note/Bond	4.250%	6/30/2031	568,903	569,792
United States Treasury Note/Bond	4.125%	7/31/2031	497,876	495,892
United States Treasury Note/Bond	1.250%	8/15/2031	1,263,758	1,092,213
United States Treasury Note/Bond	3.750%	8/31/2031	255,848	250,251
United States Treasury Note/Bond	3.625%	9/30/2031	521,747	507,256
United States Treasury Note/Bond	4.125%	10/31/2031	541,190	538,632
United States Treasury Note/Bond	1.375%	11/15/2031	1,172,666	1,012,936
United States Treasury Note/Bond	4.125%	11/30/2031	515,618	513,000
United States Treasury Note/Bond	4.500%	12/31/2031	366,660	371,401
United States Treasury Note/Bond	4.375%	1/31/2032	465,356	468,446
United States Treasury Note/Bond	1.875%	2/15/2032	991,892	875,190
United States Treasury Note/Bond	4.125%	2/29/2032	463,060	460,365
United States Treasury Note/Bond	4.125%	3/31/2032	488,256	485,223
United States Treasury Note/Bond	4.000%	4/30/2032	573,543	565,993
United States Treasury Note/Bond	2.875%	5/15/2032	1,069,357	992,873
United States Treasury Note/Bond	4.125%	5/31/2032	744,671	739,581
United States Treasury Note/Bond	4.000%	6/30/2032	801,319	790,301
United States Treasury Note/Bond	4.000%	7/31/2032	646,875	637,601
United States Treasury Note/Bond	2.750%	8/15/2032	1,000,594	918,983
United States Treasury Note/Bond	3.875%	8/31/2032	668,517	654,128
United States Treasury Note/Bond	3.875%	9/30/2032	794,392	776,984
United States Treasury Note/Bond	3.750%	10/31/2032	516,023	500,885
United States Treasury Note/Bond	4.125%	11/15/2032	1,138,493	1,128,531
United States Treasury Note/Bond	3.750%	11/30/2032	561,087	544,232
United States Treasury Note/Bond	3.875%	12/31/2032	752,636	734,967
United States Treasury Note/Bond	4.000%	1/31/2033	573,041	563,304
United States Treasury Note/Bond	3.500%	2/15/2033	941,999	898,910
United States Treasury Note/Bond	3.750%	2/28/2033	525,486	509,065
United States Treasury Note/Bond	4.250%	3/31/2033	546,141	544,519
United States Treasury Note/Bond	4.125%	4/30/2033	555,531	549,498
United States Treasury Note/Bond	3.375%	5/15/2033	1,143,091	1,079,775
United States Treasury Note/Bond	4.250%	5/31/2033	514,945	513,135
United States Treasury Note/Bond	4.250%	6/30/2033	2,667,996	2,657,782
United States Treasury Note/Bond	3.875%	8/15/2033	1,148,500	1,116,916
United States Treasury Note/Bond	4.500%	11/15/2033	1,306,933	1,320,206
United States Treasury Note/Bond	4.000%	2/15/2034	1,288,266	1,259,129
United States Treasury Note/Bond	4.375%	5/15/2034	1,338,840	1,339,677
United States Treasury Note/Bond	3.875%	8/15/2034	1,292,206	1,248,140
United States Treasury Note/Bond	4.250%	11/15/2034	1,339,083	1,325,954
United States Treasury Note/Bond	4.625%	2/15/2035	1,353,548	1,375,332
United States Treasury Note/Bond	4.250%	5/15/2035	1,436,751	1,419,915
United States Treasury Note/Bond	4.250%	8/15/2035	1,437,346	1,419,099
United States Treasury Note/Bond	4.000%	11/15/2035	1,313,850	1,271,099
United States Treasury Note/Bond	4.125%	2/15/2036	1,456,957	1,421,842
United States Treasury Note/Bond	4.375%	5/15/2036	1,171,185	1,165,009
United States Treasury Note/Bond	4.375%	2/15/2038	48,075	47,647
United States Treasury Note/Bond	4.500%	5/15/2038	29,589	29,601
3

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.500%	2/15/2039	123,194	110,783
United States Treasury Note/Bond	4.250%	5/15/2039	197,867	191,088
United States Treasury Note/Bond	4.500%	8/15/2039	200,656	197,905
United States Treasury Note/Bond	4.375%	11/15/2039	235,905	229,169
United States Treasury Note/Bond	4.625%	2/15/2040	209,805	208,674
United States Treasury Note/Bond	1.125%	5/15/2040	549,215	347,550
United States Treasury Note/Bond	4.375%	5/15/2040	217,346	210,189
United States Treasury Note/Bond	1.125%	8/15/2040	653,211	409,303
United States Treasury Note/Bond	3.875%	8/15/2040	170,325	155,375
United States Treasury Note/Bond	1.375%	11/15/2040	744,330	481,256
United States Treasury Note/Bond	4.250%	11/15/2040	216,854	205,774
United States Treasury Note/Bond	1.875%	2/15/2041	968,601	672,118
United States Treasury Note/Bond	4.750%	2/15/2041	176,722	176,757
United States Treasury Note/Bond	2.250%	5/15/2041	781,869	570,398
United States Treasury Note/Bond	4.375%	5/15/2041	239,728	229,774
United States Treasury Note/Bond	1.750%	8/15/2041	910,649	610,277
United States Treasury Note/Bond	3.750%	8/15/2041	195,310	173,658
United States Treasury Note/Bond	2.000%	11/15/2041	784,488	543,411
United States Treasury Note/Bond	3.125%	11/15/2041	213,056	174,073
United States Treasury Note/Bond	2.375%	2/15/2042	641,619	468,282
United States Treasury Note/Bond	3.125%	2/15/2042	228,742	186,005
United States Treasury Note/Bond	3.000%	5/15/2042	143,000	113,841
United States Treasury Note/Bond	3.250%	5/15/2042	567,721	467,660
United States Treasury Note/Bond	2.750%	8/15/2042	272,528	208,292
United States Treasury Note/Bond	3.375%	8/15/2042	526,879	439,738
United States Treasury Note/Bond	2.750%	11/15/2042	243,319	184,970
United States Treasury Note/Bond	4.000%	11/15/2042	501,961	453,275
United States Treasury Note/Bond	3.125%	2/15/2043	304,159	243,244
United States Treasury Note/Bond	3.875%	2/15/2043	433,295	384,143
United States Treasury Note/Bond	2.875%	5/15/2043	284,815	218,595
United States Treasury Note/Bond	3.875%	5/15/2043	428,496	378,800
United States Treasury Note/Bond	3.625%	8/15/2043	294,852	251,246
United States Treasury Note/Bond	4.375%	8/15/2043	433,712	408,028
United States Treasury Note/Bond	3.750%	11/15/2043	259,806	224,610
United States Treasury Note/Bond	4.750%	11/15/2043	527,375	518,867
United States Treasury Note/Bond	3.625%	2/15/2044	253,494	214,916
United States Treasury Note/Bond	4.500%	2/15/2044	520,680	496,049
United States Treasury Note/Bond	3.375%	5/15/2044	244,400	199,291
United States Treasury Note/Bond	4.625%	5/15/2044	456,060	440,650
United States Treasury Note/Bond	3.125%	8/15/2044	388,150	303,742
United States Treasury Note/Bond	4.125%	8/15/2044	457,924	414,135
United States Treasury Note/Bond	3.000%	11/15/2044	285,089	218,004
United States Treasury Note/Bond	4.625%	11/15/2044	541,288	521,941
United States Treasury Note/Bond	2.500%	2/15/2045	299,140	209,854
United States Treasury Note/Bond	4.750%	2/15/2045	529,639	518,136
United States Treasury Note/Bond	3.000%	5/15/2045	170,254	129,446
United States Treasury Note/Bond	5.000%	5/15/2045	517,554	522,063
United States Treasury Note/Bond	2.875%	8/15/2045	165,506	122,772
United States Treasury Note/Bond	4.875%	8/15/2045	567,367	563,046
United States Treasury Note/Bond	3.000%	11/15/2045	132,327	99,922
United States Treasury Note/Bond	4.625%	11/15/2045	763,922	733,782
United States Treasury Note/Bond	2.500%	2/15/2046	317,758	219,191
United States Treasury Note/Bond	4.625%	2/15/2046	558,912	536,402
United States Treasury Note/Bond	2.500%	5/15/2046	313,878	215,632
United States Treasury Note/Bond	5.000%	5/15/2046	1,144,109	1,152,824
United States Treasury Note/Bond	2.250%	8/15/2046	380,843	248,500
United States Treasury Note/Bond	2.875%	11/15/2046	169,675	123,909
United States Treasury Note/Bond	3.000%	2/15/2047	343,279	255,448
United States Treasury Note/Bond	3.000%	5/15/2047	293,251	217,693
United States Treasury Note/Bond	2.750%	8/15/2047	404,418	285,968
United States Treasury Note/Bond	2.750%	11/15/2047	427,824	301,633
United States Treasury Note/Bond	3.000%	2/15/2048	509,371	374,945
United States Treasury Note/Bond	3.125%	5/15/2048	542,644	407,513
United States Treasury Note/Bond	3.000%	8/15/2048	595,462	436,246
United States Treasury Note/Bond	3.375%	11/15/2048	624,303	487,981
United States Treasury Note/Bond	3.000%	2/15/2049	631,784	460,635
United States Treasury Note/Bond	2.875%	5/15/2049	661,242	469,611
United States Treasury Note/Bond	2.250%	8/15/2049	596,149	370,637
United States Treasury Note/Bond	2.375%	11/15/2049	562,536	358,287
United States Treasury Note/Bond	2.000%	2/15/2050	757,664	441,369
4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	5/15/2050	644,411	306,422
	United States Treasury Note/Bond	1.375%	8/15/2050	796,565	390,566
	United States Treasury Note/Bond	1.625%	11/15/2050	877,010	458,340
	United States Treasury Note/Bond	1.875%	2/15/2051	1,071,415	595,389
	United States Treasury Note/Bond	2.375%	5/15/2051	1,061,161	663,764
	United States Treasury Note/Bond	2.000%	8/15/2051	1,064,652	606,145
	United States Treasury Note/Bond	1.875%	11/15/2051	956,835	525,736
	United States Treasury Note/Bond	2.250%	2/15/2052	811,808	488,861
	United States Treasury Note/Bond	2.875%	5/15/2052	811,161	561,095
	United States Treasury Note/Bond	3.000%	8/15/2052	749,222	531,070
	United States Treasury Note/Bond	4.000%	11/15/2052	766,969	655,968
	United States Treasury Note/Bond	3.625%	2/15/2053	810,274	648,029
	United States Treasury Note/Bond	3.625%	5/15/2053	747,733	597,398
	United States Treasury Note/Bond	4.125%	8/15/2053	763,824	667,123
	United States Treasury Note/Bond	4.750%	11/15/2053	605,064	585,163
	United States Treasury Note/Bond	4.250%	2/15/2054	752,801	671,522
	United States Treasury Note/Bond	4.625%	5/15/2054	612,598	581,753
	United States Treasury Note/Bond	4.250%	8/15/2054	817,521	729,989
	United States Treasury Note/Bond	4.500%	11/15/2054	1,022,336	951,851
	United States Treasury Note/Bond	4.625%	2/15/2055	201,315	191,382
	United States Treasury Note/Bond	4.750%	5/15/2055	625,435	606,721
	United States Treasury Note/Bond	4.750%	8/15/2055	366,361	355,484
	United States Treasury Note/Bond	4.625%	11/15/2055	353,112	335,939
	United States Treasury Note/Bond	4.750%	2/15/2056	447,338	434,494
	United States Treasury Note/Bond	5.000%	5/15/2056	2,714,094	2,742,613
					192,042,399
Agency Bonds and Notes (0.3%)
[3,4]	AID-Israel	5.500%	9/18/2033	5,150	5,382
	Federal Farm Credit Banks	4.000%	8/6/2027	1,411	1,409
	Federal Farm Credit Banks	3.750%	8/16/2027	1,388	1,382
	Federal Farm Credit Banks	4.625%	11/15/2027	4,500	4,526
	Federal Farm Credit Banks	4.250%	1/14/2028	9,260	9,265
	Federal Farm Credit Banks	4.250%	2/24/2028	9,131	9,135
	Federal Farm Credit Banks	4.500%	6/7/2028	7,000	7,034
	Federal Farm Credit Banks	4.500%	9/22/2028	500	503
	Federal Farm Credit Banks	4.250%	12/15/2028	5,657	5,659
	Federal Farm Credit Banks	4.125%	3/20/2029	7,000	6,980
	Federal Farm Credit Banks	4.750%	4/30/2029	6,827	6,920
	Federal Farm Credit Banks	3.500%	9/10/2029	4,475	4,376
	Federal Farm Credit Banks	4.000%	4/1/2030	8,500	8,423
	Federal Home Loan Banks	3.500%	9/9/2027	20,065	19,916
	Federal Home Loan Banks	3.500%	3/3/2028	29,750	29,406
[3]	Federal Home Loan Banks	4.125%	6/1/2028	37,895	37,821
	Federal Home Loan Banks	3.250%	6/9/2028	19,510	19,157
	Federal Home Loan Banks	4.000%	6/30/2028	27,675	27,553
	Federal Home Loan Banks	3.250%	11/16/2028	62,745	61,362
	Federal Home Loan Banks	4.750%	12/8/2028	2,220	2,246
	Federal Home Loan Banks	4.625%	6/8/2029	16,530	16,706
	Federal Home Loan Banks	4.750%	3/10/2034	16,295	16,608
	Federal Home Loan Banks	5.500%	7/15/2036	21,150	22,824
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,573	16,744
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	45,401	50,168
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	60,678	66,898
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	98,290	94,149
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	43,526	45,897
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	17,956	19,634
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	44,920	49,729
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	121,835	106,480
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	55,935	61,153
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,396	3,688
[5]	Federal National Mortgage Assn.	6.210%	8/6/2038	300	343
[3]	Private Export Funding Corp.	3.900%	10/15/2027	4,150	4,126
[3]	Private Export Funding Corp.	1.400%	7/15/2028	9,375	8,822
[3]	Private Export Funding Corp.	4.300%	12/15/2028	4,875	4,869
[3]	Private Export Funding Corp.	3.650%	3/15/2030	4,150	4,036
[3]	Private Export Funding Corp.	4.600%	2/15/2034	4,600	4,592
	Tennessee Valley Authority	3.875%	3/15/2028	16,000	15,909
	Tennessee Valley Authority	7.125%	5/1/2030	9,625	10,589
	Tennessee Valley Authority	3.875%	8/1/2030	9,681	9,538
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	1.500%	9/15/2031	13,700	11,891
[3]	Tennessee Valley Authority	4.700%	7/15/2033	6,375	6,489
	Tennessee Valley Authority	4.375%	8/1/2034	9,877	9,787
	Tennessee Valley Authority	4.875%	5/15/2035	13,253	13,563
	Tennessee Valley Authority	4.650%	6/15/2035	6,000	6,034
	Tennessee Valley Authority	5.880%	4/1/2036	13,129	14,446
	Tennessee Valley Authority	6.150%	1/15/2038	377	423
	Tennessee Valley Authority	5.500%	6/15/2038	1,436	1,528
	Tennessee Valley Authority	5.250%	9/15/2039	22,828	23,684
	Tennessee Valley Authority	3.500%	12/15/2042	1,820	1,509
	Tennessee Valley Authority	4.875%	1/15/2048	14,320	13,717
	Tennessee Valley Authority	4.250%	9/15/2052	10,475	8,884
	Tennessee Valley Authority	5.250%	2/1/2055	12,000	11,839
	Tennessee Valley Authority	5.375%	4/1/2056	17,860	17,919
	Tennessee Valley Authority	4.625%	9/15/2060	8,838	7,821
	Tennessee Valley Authority	4.250%	9/15/2065	8,050	6,579
					1,058,070
Conventional Mortgage-Backed Securities (19.0%)
[3,5]	Fannie Mae Pool	6.500%	9/1/2032	15	15
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	5,130	4,948
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	84,094	81,060
[3,5]	Freddie Mac Gold Pool	3.000%	4/1/2028–2/1/2048	410,195	376,151
[3,5]	Freddie Mac Gold Pool	3.500%	7/1/2026–3/1/2049	499,259	465,010
[3,5]	Freddie Mac Gold Pool	4.000%	12/1/2026–2/1/2049	320,274	306,469
[3,5]	Freddie Mac Gold Pool	4.500%	9/1/2029–1/1/2049	135,801	133,577
[3,5]	Freddie Mac Gold Pool	5.000%	3/1/2028–11/1/2048	41,860	42,067
[3,5]	Freddie Mac Gold Pool	5.500%	10/1/2026–6/1/2040	12,643	12,886
[3,5]	Freddie Mac Gold Pool	6.000%	9/1/2027–5/1/2040	11,952	12,387
[3,5]	Freddie Mac Gold Pool	7.000%	11/1/2026–12/1/2038	1,156	1,219
[3,5]	Freddie Mac Gold Pool	7.500%	4/1/2027–2/1/2032	3	4
[3,5]	Freddie Mac Gold Pool	8.000%	1/1/2027–11/1/2031	7	7
[3]	Ginnie Mae I Pool	3.000%	4/15/2042–3/15/2045	27,905	25,400
[3]	Ginnie Mae I Pool	3.500%	1/15/2027–5/15/2048	36,331	33,886
[3]	Ginnie Mae I Pool	4.000%	11/15/2026–5/15/2047	42,275	40,471
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	34,559	34,027
[3]	Ginnie Mae I Pool	5.000%	2/15/2039–10/15/2040	11,595	11,683
[3]	Ginnie Mae I Pool	5.500%	9/15/2040–2/15/2041	34	35
[3]	Ginnie Mae I Pool	6.000%	12/15/2029–6/15/2041	584	603
[3]	Ginnie Mae I Pool	6.500%	3/15/2028–8/15/2039	2,089	2,179
[3]	Ginnie Mae I Pool	7.000%	7/15/2027–9/15/2036	71	73
[3]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	42,093	33,047
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–8/15/2056	2,037,855	1,671,506
[3,6]	Ginnie Mae II Pool	2.500%	6/20/2027–8/15/2056	2,022,145	1,729,363
[3,6]	Ginnie Mae II Pool	3.000%	6/20/2028–7/15/2056	1,969,446	1,758,863
[3]	Ginnie Mae II Pool	3.500%	7/20/2026–6/20/2056	1,692,484	1,549,964
[3]	Ginnie Mae II Pool	4.000%	7/20/2039–5/20/2056	1,252,778	1,181,615
[1,3,6]	Ginnie Mae II Pool	4.500%	8/20/2033–7/15/2056	2,024,393	1,956,832
[3,6]	Ginnie Mae II Pool	5.000%	5/20/2039–8/15/2056	3,469,837	3,430,635
[3,6]	Ginnie Mae II Pool	5.500%	10/20/2048–8/15/2056	3,044,929	3,071,385
[3]	Ginnie Mae II Pool	6.000%	9/20/2033–12/20/2055	1,522,314	1,559,985
[3]	Ginnie Mae II Pool	6.500%	10/20/2028–8/20/2055	339,519	353,663
[3]	Ginnie Mae II Pool	7.000%	8/20/2034–9/20/2054	58,968	61,367
[3]	Ginnie Mae II Pool	7.500%	12/20/2053–2/20/2054	3,343	3,475
[3,5]	UMBS Pool	1.500%	7/1/2035–6/1/2052	2,422,954	1,977,431
[3,5,6]	UMBS Pool	2.000%	11/1/2027–8/25/2056	11,364,880	9,389,356
[3,5,6]	UMBS Pool	2.500%	11/1/2026–8/25/2056	7,845,997	6,707,852
[3,5,6]	UMBS Pool	3.000%	7/1/2028–8/25/2056	4,798,783	4,276,741
[3,5,6]	UMBS Pool	3.500%	8/1/2026–7/25/2056	2,983,898	2,749,338
[3,5,6]	UMBS Pool	4.000%	8/1/2026–7/25/2056	2,887,332	2,731,249
[3,5,6]	UMBS Pool	4.500%	3/1/2029–8/25/2056	3,216,317	3,115,331
[3,5,6]	UMBS Pool	5.000%	3/1/2028–8/25/2056	6,821,555	6,750,337
[3,5,6]	UMBS Pool	5.500%	1/1/2027–8/25/2056	7,483,100	7,557,265
[3,5,6]	UMBS Pool	6.000%	4/1/2028–8/25/2056	5,709,723	5,868,102
[3,5,6]	UMBS Pool	6.500%	11/1/2052–7/25/2056	2,231,869	2,322,028
[3,5]	UMBS Pool	7.000%	8/1/2027–4/1/2055	288,873	305,950
[3,5]	UMBS Pool	7.500%	7/1/2030–1/1/2054	12,636	13,596
[3,5]	UMBS Pool	8.000%	12/1/2029	2	2
					73,710,435
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	23	24
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	80	82
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	201	206
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.428%	6.068%	7/1/2036	50	51
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	56	57
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	439	454
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	99	102
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.930%	12/1/2043	127	132
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	31	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.060%	11/1/2033	11	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	298	308
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	191	199
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.229%	6/1/2043	109	114
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	24	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	30	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.660%	6.409%	8/1/2035	57	59
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.976%	6/1/2042	182	188
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.345%	10/1/2042	108	113
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.916%	5/1/2040	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	76	79
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	232	242
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	8	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	144	151
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	55	57
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	18	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	5.907%	4/1/2036	27	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.960%	1/1/2037	13	13
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.712%	6.462%	7/1/2035	70	72
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.717%	6.216%	8/1/2039	262	271
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.921%	5/1/2042	87	91
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.419%	9/1/2034	21	21
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	7	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	5.998%	5/1/2035	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.353%	7/1/2041	294	306
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	5.961%	2/1/2036	35	36
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	60	63
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.769%	6.391%	9/1/2043	175	182
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	25	26
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.228%	7/1/2042	164	171
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.017%	5/1/2042	43	44
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.149%	2/1/2042	131	137
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.316%	3/1/2042	181	188
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.280%	8/1/2042	347	362
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.989%	3/1/2042	214	224
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.105%	2/1/2042	310	323
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.261%	11/1/2039	86	90
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	115	120
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	49	51
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	78	80
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	77	81
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	68	71
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	35	36
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	113	119
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	76	79
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.179%	5/1/2041	115	120
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040–6/1/2041	43	46
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	153	160
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	146	153
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.075%	3/1/2041	79	82
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.066%	3/1/2041	71	74
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	31	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	154	160
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	63	66
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.833%	6.459%	9/1/2040	46	48
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	37	38
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	30	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	112	117
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	71	74
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.363%	11/1/2034	75	77
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	69	72
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.516%	10/1/2036	56	58
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 0.989%	4.989%	4/1/2037	106	107
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	73	76
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036	19	19
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	96	98
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	14	14
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.269%	11/1/2036	18	18
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	37	38
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	5.400%	9/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.412%	5.772%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	5.709%	3/1/2037	4	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	34	35
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	182	188
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	79	82
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	24	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.878%	2/1/2037	14	14
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.977%	1/1/2035	3	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	15	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	42	44
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	125	130
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.875%	5/1/2038	15	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.074%	12/1/2041	200	208
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.360%	6/1/2037	58	60
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	41	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	46	48
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.856%	6.581%	3/1/2042	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	5/1/2040–3/1/2041	40	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	50	52
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	86	90
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	39	41
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.630%	6/1/2040	40	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	38	39
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	8/1/2037	41	43
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	47	49
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	93	97
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	19	20
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	45	46
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	51	53
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.120%	3/1/2037	36	37
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	18	19
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.355%	6/1/2037	64	65
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	5.570%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	5.786%	1/1/2037	69	71
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–3/20/2043	1,420	1,449
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2043	1,316	1,342
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	676	692
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–6/20/2043	958	976
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	21	21
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	106	108
					14,260
Total U.S. Government and Agency Obligations (Cost $279,996,587)					266,825,164
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,010	1,017
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,500	2,514
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	920	915
[3]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	6,380	6,320
[3]	Ally Auto Receivables Trust Series 2026-1	3.920%	10/15/2030	7,990	7,926
[3]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	13,456	13,252
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	4,800	4,838
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	6,800	6,819
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	6,820	6,931
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,695
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	11,480	11,741
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	11,550	11,595
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	8,500	8,491
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	7,500	7,519
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,000	6,991
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,500	8,523
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,250	1,262
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,026
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	15,000	15,097
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,400	2,399
[3]	BA Credit Card Trust Series 2026-A1	4.220%	4/15/2031	13,514	13,466
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	5,950	5,888
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	7,000	6,914
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	3,500	3,438
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	3,080	3,045
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	9,658	9,541
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	9,929	9,764
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,268	11,097
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	4,965	4,887
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	5,225	5,070
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	5,925	5,781
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,000	963
[3]	BANK Series 2017-BNK8	4.225%	11/15/2050	2,800	2,399
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	6,091	5,982
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	400	398
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	4,375	4,307
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	1,650	1,613
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	4,275	4,226
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,200	6,126
[3]	BANK Series 2018-BNK12	4.450%	5/15/2061	1,650	1,600
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	1,694	1,671
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	6,200	6,118
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,990	1,953
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,871	1,851
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	2,425	2,393
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	2,600	2,517
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	9,060	8,966
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,850	6,705
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	5,070	4,922
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	2,125	2,052
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	2,925	2,809
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,050	1,834
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	3,415	3,230
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	7,785	7,343
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	2,570	2,422
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	3,275	3,059
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	10,057	9,476
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	8,290	7,786
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	3,125	2,881
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	15,788	14,827
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	2,900	2,676
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	4,035	3,734
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	2,970	2,720
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	7,635	6,978
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	2,410	2,171
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	6,675	5,939
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	1,950	1,708
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	1,950	1,725
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	5,075	4,476
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	3,425	3,020
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	415	361
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	2,425	2,145
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,425	1,238
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	4,200	3,797
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,971	8,968
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	7,875	6,941
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,700	4,139
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	6,800	6,024
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,100	1,832
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	6,825	6,047
[3]	BANK Series 2022-BNK39	3.181%	2/15/2055	430	388
[3]	BANK Series 2022-BNK40	3.502%	3/15/2064	2,650	2,453
[3]	BANK Series 2022-BNK41	3.915%	4/15/2065	2,550	2,402
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	9,375	9,068
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	1,950	1,889
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	6,575	6,763
[3]	BANK Series 2023-5YR2	7.379%	7/15/2056	2,200	2,276
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,300	3,411
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	3,450	3,605
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	1,650	1,712
[3]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,114
[3]	BANK Series 2023-5YR4	7.274%	12/15/2056	600	625
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,225	3,242
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	1,825	1,861
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	6,600	6,834
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,525	1,591
[3]	BANK Series 2024-5YR8	5.884%	8/15/2057	5,700	5,856
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,510	5,623
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,085	10,501
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	7,000	6,997
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,900	5,857
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	9,858
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,500	3,620
[3]	BANK Series 2025-BNK51	5.290%	12/25/2067	18,900	19,155
[3]	BANK Series 2025-BNK51	5.544%	12/25/2067	5,640	5,687
[3,6]	BANK Series 2026-BNK52	5.586%	6/15/2036	9,180	9,519
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/2050	327	326
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	7,560	7,514
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	2,800	2,773
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	37,200	38,333
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	19,500	20,217
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	17,550	16,955
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	12,610	11,915
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,050	973
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	6,750	6,383
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	6,638	6,235
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	7,220	7,146
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	10,625	10,541
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	2,900	2,854
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	10,125	9,972
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	24,900	22,932
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	1,600	1,457
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	1,750	1,575
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	5,790	5,164
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,205	1,062
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,175	6,408
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	2,550	2,247
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,075	938
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	4,300	3,811
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	10,600	9,502
[3]	BBCMS Mortgage Trust Series 2022-C18	5.710%	12/15/2055	8,979	9,263
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,035
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.701%	12/15/2056	250	261
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,225	3,289
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,075	1,102
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,200	2,269
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	875	905
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	6,650	7,008
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	3,550	3,746
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	1,100	1,123
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	4,400	4,775
[3]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/2056	1,350	1,471
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,213
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,000	4,103
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	27,250	28,001
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,250	2,321
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	2,650	2,708
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	450	463
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	5,300	5,551
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	11,830
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	8,500	8,705
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	5,500	5,740
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	6,823	7,064
[3]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	43,100	43,739
[3]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	18,200	18,276
[3]	BBCMS Mortgage Trust Series 2025-C39	6.012%	12/15/2058	2,860	2,884
[3]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	18,000	18,236
[3]	BBCMS Mortgage Trust Series 2026-5C40	5.529%	2/15/2059	6,770	6,843
[3]	BBCMS Mortgage Trust Series 2026-5C42	5.598%	6/15/2059	13,000	13,368
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	7,201	6,503
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	4,900	4,824
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,050	1,987
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	14,945	14,722
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	5,675	5,349
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	10,250	10,094
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	2,725	2,680
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	4,000	3,832
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	2,100	2,070
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,697
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	7,075	6,983
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	2,175	2,112
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	1,573	1,571
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	10,266	10,161
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	7,265	7,124
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	4,000	3,872
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,198	2,151
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,509	6,348
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	7,425	7,202
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	3,200	3,036
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	1,631	1,565
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	2,550	2,451
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	3,350	3,081
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	11,712	11,031
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	4,215	3,963
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	1,055	983
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	4,225	3,919
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,035	947
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	631	597
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	14,279	12,835
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,200	1,054
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	2,350	2,092
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	775	652
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	4,725	4,179
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	400	346
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	5,950	5,248
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	600	524
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	14,350	12,643
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	6,365	5,559
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,125	1,806
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	9,675	8,506
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	3,225	2,726
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	5,775	5,179
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,250	1,102
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	10,425	9,325
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,025	2,642
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	7,745	6,925
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	4,225	3,709
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	850	795
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	2,550	2,246
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	850	743
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	10,550	9,371
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	3,950	3,516
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	13,550	12,012
[3]	Benchmark Mortgage Trust Series 2022-B32	3.526%	1/15/2055	3,425	2,990
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	3,350	3,092
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	2,675	2,471
[3]	Benchmark Mortgage Trust Series 2022-B35	4.590%	5/15/2055	10,000	9,656
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,300	4,174
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,300	1,267
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	10,950	11,395
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	3,525	3,629
[3]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	4,975	5,271
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	4,325	4,392
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,175	2,220
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,100	1,127
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	3,520	3,636
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	2,700	2,755
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	550	565
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	8,250	8,450
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	7,250	7,441
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,200	7,273
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	3,063	3,093
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	10,530	10,767
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,507	2,563
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	10,000	10,316
[3]	Benchmark Mortgage Trust Series 2025-V18	5.184%	10/15/2058	54,180	54,707
[3]	Benchmark Mortgage Trust Series 2026-B42	5.100%	3/15/2059	24,960	24,919
[3]	Benchmark Mortgage Trust Series 2026-V20	5.184%	2/15/2059	12,470	12,597
[3]	Benchmark Mortgage Trust Series 2026-V20	5.436%	2/15/2059	4,600	4,629
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,000	2,760
[3]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/2054	3,425	3,420
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	10,675	10,787
[3]	BMO Mortgage Trust Series 2022-C3	5.502%	9/15/2054	1,500	1,508
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,300	1,334
[3]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/2056	700	724
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/2056	1,900	1,982
[3]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/2056	3,700	3,841
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,200	3,211
[3]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/2056	681	690
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	2,600	2,680
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	875	905
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	6,620	6,899
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,200	2,316
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	4,300	4,535
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,351
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	4,450	4,526
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	800	819
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	9,550	9,917
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	9,920
[3]	BMO Mortgage Trust Series 2024-5C4	7.251%	5/15/2057	5,500	5,681
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	6,700	6,840
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	11,255	11,620
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	5,321	5,479
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	18,695	19,505
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,700	6,985
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,593
[3]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	5,200	5,256
[3]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	3,620	3,648
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	19,285	20,046
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	18,050	18,355
[3]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	18,620	18,815
[3]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	4,650	4,684
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,420	2,418
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	2,500	2,503
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	750	751
[3]	BMW Vehicle Lease Trust Series 2026-1	4.150%	5/25/2029	13,500	13,440
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	263	264
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	440	443
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	5,000	5,012
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	700	703
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	5,705	5,541
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	6,160	5,800
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	6,235	5,811
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	2,675	2,383
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	24,275	22,869
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	16,247	16,058
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	7,365	7,244
[3]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	37,599	36,872
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	341	342
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,300	1,303
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,150	2,156
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,038
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	292	292
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	121	122
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	1,725	1,727
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	840	842
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,300	1,305
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	879	882
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	1,760	1,773
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	620	625
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	1,750	1,778
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	1,252	1,256
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	800	805
[3]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/2029	3,743	3,771
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,314
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	5,007	5,030
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,083	4,093
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,604
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	6,800	6,833
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	2,500	2,511
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,200	1,201
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	600	601
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,000	3,000
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,000	1,999
[3]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	3,850	3,816
[3]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	2,200	2,177
[3]	CarMax Auto Owner Trust Series 2026-1	4.040%	3/17/2031	8,550	8,488
[3]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	6,760	6,697
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	879	883
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,000	1,008
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,140	2,130
[3]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	7,260	7,182
[3]	CarMax Select Receivables Trust Series 2026-B	4.640%	12/16/2030	8,470	8,473
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	3	3
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,228	1,230
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,252
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	710	711
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	651
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,000	4,006
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,500	2,505
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,690	3,671
[3]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	6,590	6,510
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	698	686
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	3,419	3,405
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	5,000	4,944
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	14,170	13,954
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	3,706	3,288
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,927
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	4,715	4,650
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	2,825	2,767
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	244	243
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	12,700	12,556
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	2,863	2,694
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	8,460	7,916
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	198	198
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,400	3,365
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	9,900	9,754
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	1,950	1,913
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	6,640	6,739
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	6,200	6,241
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	35,000	34,863
[3]	Chase Issuance Trust Series 2026-A1	4.400%	5/15/2031	37,600	37,624
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	4,880	5,338
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	10,700	10,596
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	8,475	8,461
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	4,900	4,905
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	1,423	1,369
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	417	409
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	1,774	1,769
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	1,481	1,459
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	1,032	1,030
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	1,290	1,270
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	8,254	8,118
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	1,575	1,535
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	1,300	1,283
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	6,357	6,271
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	15,475	15,286
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	4,661	4,603
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	1,190	1,176
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	1,900	1,879
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,061	1,946
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	11,210	10,561
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	12,380	11,626
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	10,880	10,002
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,100	1,887
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.712%	5/15/2054	5,600	5,508
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,017	1,014
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	46	46
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	575	574
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	459	460
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	1,047	1,049
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	625	627
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	2,402	2,420
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	900	914
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	1,476	1,482
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,000	1,007
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	1,730	1,742
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,533
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,400	1,389
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	2,750	2,749
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	2,500	2,494
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,000	1,995
[3]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	10,320	10,201
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	272	260
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	259	104
[3]	COMM Mortgage Trust Series 2014-CR14	3.246%	2/10/2047	890	877
[3]	COMM Mortgage Trust Series 2014-CR15	3.911%	2/10/2047	303	291
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	97	96
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	1,450	1,433
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	2,500	2,469
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,620	6,491
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	34,465	32,265
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	2,408	2,220
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.891%	4/15/2050	1,022	997
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	5,925	5,777
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	12,600	12,445
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	5,950	5,874
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	15,450	15,081
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	12,500	11,974
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	12,575	11,526
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,100	1,865
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	2,072	2,080
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,688
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	5,873	5,813
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	5,975	5,890
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	1,600	1,558
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	6,973	6,220
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	132	132
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,000	2,003
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	211	210
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	407	407
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	590	594
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	176	177
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	499	504
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	276	278
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	133	133
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	471	471
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	1,120	1,122
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	292	293
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	326	326
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	13,790	13,729
[3]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	5,179	5,123
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	28	28
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	1,463	1,459
[3,5]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/2026	4,736	4,721
[3,5]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/2029	638	618
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	6,204	6,147
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	13,166	13,026
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	4,174	4,008
[3,5]	Fannie Mae-Aces Series 2017-M12	3.167%	6/25/2027	5,984	5,915
[3,5]	Fannie Mae-Aces Series 2017-M14	2.869%	11/25/2027	2,733	2,675
[3,5]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	70	69
[3,5]	Fannie Mae-Aces Series 2017-M15	3.218%	11/25/2027	8,341	8,238
[3,5]	Fannie Mae-Aces Series 2018-M1	3.081%	12/25/2027	391	384
[3,5]	Fannie Mae-Aces Series 2018-M2	3.026%	1/25/2028	15,633	15,295
[3,5]	Fannie Mae-Aces Series 2018-M3	3.177%	2/25/2030	2,116	2,032
[3,5]	Fannie Mae-Aces Series 2018-M4	3.169%	3/25/2028	4,437	4,351
[3,5]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/2028	3,374	3,307
[3,5]	Fannie Mae-Aces Series 2018-M8	3.422%	6/25/2028	3,375	3,313
[3,5]	Fannie Mae-Aces Series 2018-M10	3.473%	7/25/2028	2,550	2,504
[3,5]	Fannie Mae-Aces Series 2018-M12	3.776%	8/25/2030	14,168	13,781
[3,5]	Fannie Mae-Aces Series 2018-M13	3.893%	9/25/2030	4,767	4,647
[3,5]	Fannie Mae-Aces Series 2018-M14	3.697%	8/25/2028	8,124	7,983
[3,5]	Fannie Mae-Aces Series 2019-M1	3.679%	9/25/2028	9,521	9,357
[3,5]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/2028	10,049	9,874
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	8,033	7,744
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	50,925	49,542
[3,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/2029	1,000	964
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	8,224	7,950
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	9,082	8,762
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	23,031	22,102
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9,774	9,261
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	5,877	5,331
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	6,748	6,245
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	12,122	11,476
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	6,630	6,221
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	2,734	2,687
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	19,090	17,957
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	4,854	4,520
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	6,662	6,065
[3,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/2029	800	728
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	13,625	12,242
[3,5]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/2031	48,313	44,503
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	63,300	56,257
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	9,525	8,594
[3,5]	Fannie Mae-Aces Series 2020-M52	1.367%	10/25/2030	9,932	8,808
[3,5]	Fannie Mae-Aces Series 2020-M53	1.739%	11/25/2032	20,000	17,062
[3,5]	Fannie Mae-Aces Series 2021-M1	1.431%	11/25/2030	9,853	8,726
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/2030	2,575	2,274
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/2031	12,047	10,533
[3,5]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/2031	47,775	42,004
[3,5]	Fannie Mae-Aces Series 2021-M11	1.505%	3/25/2031	16,650	14,527
[3,5]	Fannie Mae-Aces Series 2021-M13	1.651%	4/25/2031	2,490	2,186
[3,5]	Fannie Mae-Aces Series 2021-M13	1.687%	3/25/2033	2,200	1,826
[3,5]	Fannie Mae-Aces Series 2021-M19	1.796%	10/25/2031	14,425	12,602
[3,5]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/2031	16,650	14,441
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/2031	3,725	3,258
[3,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	5,400	4,678
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	8,150	7,556
[3,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/2031	8,375	7,346
[3,5]	Fannie Mae-Aces Series 2022-M10	1.991%	1/25/2032	35,961	31,594
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.647%	4/25/2033	8,599	8,552
[3,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/2028	7,843	7,792
[3,5]	Fannie Mae-Aces Series 2023-M8	4.625%	3/25/2033	3,150	3,136
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,088
[3,5]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	21,582	21,780
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	5,850	5,723
[3,5]	Fannie Mae-Aces Series 2026-G1	4.500%	11/25/2032	28,430	28,310
[3,5]	Fannie Mae-Aces Series 2026-M11	4.250%	4/25/2033	20,500	20,038
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	1,955	1,949
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	7,777	7,753
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	4,223	4,205
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	7,981	7,944
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	16,495	16,420
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	15,936	15,853
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	17,557	17,399
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	9,739	9,637
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	4,002	3,954
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,823	7,726
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,328	13,141
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	7,875	7,765
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	11,050	10,885
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	4,525	4,464
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	7,025	6,918
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	10,149	10,024
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	6,915	6,832
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	28,500	28,233
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	12,600	12,463
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	5,200	5,143
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	23,650	23,406
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	995	989
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	10,165	10,054
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	16,400	16,201
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	28,870	28,527
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	14,770	14,627
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	26,940	26,524
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	13,825	13,691
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	10,612	10,440
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	12,725	12,486
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,000	9,780
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	9,625	9,376
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	3,100	3,025
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	10,450	10,133
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	17,963	17,287
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	12,750	12,210
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	12,625	12,058
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	10,940	10,355
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K097	2.508%	7/25/2029	43,716	41,313
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	18,565	17,495
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	11,690	11,057
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	16,615	15,648
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	15,420	14,537
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	12,550	11,853
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	20,560	19,132
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	4,600	4,217
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	17,450	16,097
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	12,506	11,305
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	9,275	8,364
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	4,875	4,389
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	9,875	8,814
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	1,700	1,514
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	10,750	9,565
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	13,710	12,177
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	13,350	11,841
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	17,650	15,678
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	2,500	2,226
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	12,360	10,942
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,060	979
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	7,850	6,961
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	425	396
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	7,830	6,922
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	24,050	21,349
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	11,675	10,362
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	85	76
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	17,640	15,938
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	21,425	19,362
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	12,895	11,603
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	2,440	2,248
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	21,275	18,992
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	8,050	7,094
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	36,075	31,926
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	6,200	5,500
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	10,200	9,070
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	791	737
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	9,600	8,590
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	6,275	5,589
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	8,350	7,527
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	6,200	5,515
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	23,377	20,870
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	1,899	1,783
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	21,325	20,147
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	3,500	3,304
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	20,000	19,149
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	14,900	14,479
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,100	7,593
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	3,300	3,199
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	4,475	4,209
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	4,100	3,987
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	8,900	8,429
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	5,100	5,053
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	2,925	2,868
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	11,400	11,130
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	3,775	3,620
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	9,248	9,030
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	45,550	44,036
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,330	3,262
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	8,240	8,182
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	13,000	12,904
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	18,200	18,497
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,225
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	14,245	14,566
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,095
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	29,750	29,571
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,403
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,700	13,197
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,000	7,993
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,000	1,960
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K174	4.530%	10/25/2035	4,325	4,276
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	11,860	11,625
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K177	4.300%	1/25/2036	16,750	16,254
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	26,840	26,234
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K180	4.350%	4/25/2035	46,495	45,168
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	8,540	8,578
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	6,440	6,452
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	6,000	6,031
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	10,750	10,792
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	7,750	7,793
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,150	5,205
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	3,500	3,524
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	3,960	4,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	6,700	6,724
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	9,950	10,132
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	8,700	8,886
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	8,500	8,655
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,400	29,964
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	7,000	7,107
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,000	3,015
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,013
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	3,000	2,977
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,200	5,186
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	30,000	29,968
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	30,000	29,842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,000	2,981
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	5,370	5,354
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	4,505	4,476
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K549	4.340%	9/25/2030	50,000	49,681
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	8,325	8,214
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	10,130	9,967
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K553	4.070%	12/25/2030	19,700	19,360
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	29,050	28,719
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K560	4.000%	3/25/2031	25,116	24,583
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K561	4.120%	3/25/2031	45,130	44,397
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	15,624	15,543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	19,829	19,261
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	23,262	22,394
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	9,950	9,544
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	6,650	6,341
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	4,496	4,270
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	2,837	2,681
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	8,325	7,906
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	7,500	7,104
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	1,800	1,689
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	8,525	8,504
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	8,640	8,574
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	11,050	11,007
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	4,750	4,828
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,736
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	5,200	5,298
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	13,000	12,963
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,111
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,300	14,477
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	25,000	25,012
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	47,600	47,214
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	77,075	76,224
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	40,526	39,627
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K765	4.170%	2/25/2033	70,000	68,299
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	3,300	3,189
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	12,220	11,508
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	4,150	3,968
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	10,275	9,540
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	25,260	22,120
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	10,025	8,764
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	13,000	10,531
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	9,825	7,747
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	18,200	14,434
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	4,200	3,321
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	22,026	17,511
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	2,737	2,358
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	10,350	8,522
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	11,465	9,128
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	7,550	6,096
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	35,000	35,784
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	1,988	1,997
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,380	1,391
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,200	3,211
[3]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	29,660	29,704
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	904
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	10,800	10,788
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,000	3,989
[3]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	12,922	12,832
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	337	337
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,075	1,077
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	946	949
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	650	654
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	1,850	1,871
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,420	6,467
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	5,639	5,670
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,000	1,007
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	7,200	7,145
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	2,920	2,873
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	8,785	8,702
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	6,000	6,016
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	16,710	16,554
[3]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.420%	5/15/2031	15,240	15,202
[3]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.600%	5/15/2033	12,150	12,154
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	626	626
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,011
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	977	977
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,000	1,003
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	1,900	1,904
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,667	4,662
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	633	631
[3]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	11,625	11,543
[3]	GM Financial Automobile Leasing Trust Series 2026-2	4.300%	3/20/2029	11,960	11,943
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	594	594
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,098	1,107
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	2,650	2,684
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	650	654
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,152
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,250	7,317
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	1,900	1,899
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,000	3,008
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	753
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	750	750
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	400	399
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	1,700	1,696
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	425	423
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	5,629	5,565
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	4,500	4,431
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,306	2,268
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	257	249
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.449%	9/10/2047	439	428
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	944	905
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	129	129
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/2049	33	33
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	1,825	1,816
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	5,750	5,700
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	2,300	2,193
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	9,000	8,880
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	579
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	850	667
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	14,339	14,150
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,700	3,607
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	13,910	13,740
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	5,775	5,522
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	4,210	4,017
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	6,250	5,937
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	12,280	11,580
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	2,875	2,631
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	5,535	5,237
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	5,910	5,538
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	1,690	1,570
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	2,780	2,546
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	5,175	4,535
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	800	687
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	176	176
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	3,450	3,461
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	1,783	1,791
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,750	1,772
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	1,355	1,363
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	2,500	2,526
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	876	876
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	2,563	2,554
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	996	997
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	474	475
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	650	652
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	1,688	1,695
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	850	857
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	3,100	3,129
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/2030	3,750	3,756
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	3,445	3,446
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,300	1,299
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	11,000	11,030
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	4,000	4,011
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,000	998
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	500	498
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	7,165	7,133
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	633	628
[3]	Honda Auto Receivables Owner Trust Series 2025-4	3.980%	6/17/2030	20,250	20,100
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	762	762
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	646	648
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	768	774
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	1,000	1,006
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,100	1,114
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	4,124	4,137
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,518
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,379
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,000	3,990
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,000	3,001
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,300	1,300
[3]	Hyundai Auto Receivables Trust Series 2026-A	3.790%	2/18/2031	17,935	17,697
[3]	Hyundai Auto Receivables Trust Series 2026-A	3.900%	12/15/2032	11,235	11,047
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	411	412
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	850	852
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	883	886
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	875	879
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	2,691	2,705
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,220	1,230
[3]	John Deere Owner Trust Series 2024-A	4.960%	11/15/2028	2,386	2,394
[3]	John Deere Owner Trust Series 2024-A	4.910%	2/18/2031	8,000	8,052
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,147	3,167
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,450	2,435
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,497
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,200	3,186
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	485	482
[3]	John Deere Owner Trust Series 2026-A	3.870%	8/15/2030	8,880	8,762
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	255	251
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	1,225	1,143
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	3,675	3,655
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	2,950	2,923
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.659%	2/15/2047	395	391
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	615	605
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	89	87
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	2,750	2,654
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	341	338
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	847	822
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	1,476	1,450
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	1,386	1,343
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	2,800	2,725
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	13,805	13,229
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	9,375	8,969
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	825	774
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	621	612
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	1,250	1,165
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	640	636
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	1,761	1,751
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	3,975	3,666
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	2,825	2,779
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	1,775	1,731
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	11,960	11,811
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,525	1,492
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	12,525	11,424
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	2,750	2,394
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,350	1,349
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,200	2,207
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,100	1,104
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	16,000	15,900
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	13,750	13,581
[3]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	4,585	4,549
[3]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	4,380	4,327
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	246	246
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	600	600
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	1,735	1,748
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	3,550	3,621
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	650	653
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,800	5,825
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	2,500	2,519
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	1,875	1,708
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	1,609	1,604
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	9,400	9,349
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	3,050	3,004
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,000	19,722
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	3,650	3,601
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	2,951	2,876
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	7,350	7,304
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	3,000	2,862
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	9,875	9,707
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	11,660	11,178
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,450	1,374
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,650	5,396
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	2,718	2,652
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	6,700	6,569
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	8,435	7,976
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,000	6,311
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	8,495	7,861
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,275	1,163
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	4,275	3,813
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	750	668
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	450	386
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	8,465	7,516
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.917%	4/15/2055	8,550	7,973
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	4,350	4,525
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,000	3,127
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	1,900	2,006
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	414	414
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	3,500	3,513
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,500	1,506
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	6,750	6,745
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,100	5,081
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	9	9
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	276	277
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,800	3,845
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,250	1,248
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,500	3,508
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	925	926
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	25,480	25,326
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	21,160	20,893
[3]	Porsche Innovative Lease Owner Trust Series 2026-1A	4.410%	8/20/2029	8,525	8,517
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	125	125
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,200	2,142
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	780	785
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	62	62
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,220	1,231
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,010	1,015
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	3,980	4,041
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	1,955	1,968
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	4,400	4,498
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	559	562
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	408	409
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	39	39
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,044
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	675	676
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	754	755
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/2028	407	407
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	1,462	1,464
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	10,100	10,105
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	16,050	16,023
[3]	Santander Drive Auto Receivables Trust Series 2026-1	3.930%	7/15/2030	16,530	16,377
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	416	415
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	5,275	5,279
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	11,050	11,099
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	13,500	13,568
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	16,300	16,400
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	4,500	4,501
[3]	Synchrony Card Funding LLC Series 2026-A1	4.180%	3/15/2032	34,070	33,785
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,125	4,146
[3]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	9,070	8,978
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	193	193
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	280	280
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,075	1,076
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	908	909
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,300	1,304
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	1,158	1,161
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	825	830
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	2,650	2,687
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,350	1,362
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	8,750	8,852
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	4,200	4,221
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,000	1,999
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	6,350	6,380
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	5,800	5,783
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	8,085	8,024
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	9,880	9,806
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	5,400	5,323
[3]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	7,264	7,194
[3]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	6,810	6,708
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	3,400	3,337
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	1,550	1,520
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	2,900	2,841
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	5,875	5,772
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	2,594	2,524
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	3,950	3,871
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	5,700	5,611
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	3,000	2,922
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	4,901	4,815
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	2,500	2,452
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	3,250	3,147
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	12,275	12,096
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	8,250	8,128
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	1,550	1,531
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	10,265	10,128
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,840
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	9,825	9,686
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,750	1,696
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	10,250	10,150
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	9,375	9,204
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	4,200	4,026
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,250	1,187
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	4,910	4,627
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	2,850	2,666
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	1,700	1,570
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	2,850	2,866
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,039
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	10,000	9,987
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,506
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,050
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,000	7,012
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	5,500	5,443
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	3,301	3,306
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,300	3,306
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	751
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	831	834
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	725	728
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	1,728	1,740
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,200	2,227
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,010
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,154
[3]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	10,660	10,507
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,200	1,161
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	4,556	4,444
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	3,900	3,778
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	5,900	5,820
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	1,575	1,539
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	10,150	9,974
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	3,028	2,978
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	12,250	12,094
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,125	2,084
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	8,200	8,084
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	12,975	12,809
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	10,575	10,436
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	17,050	16,889
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	5,175	5,107
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	10,675	10,452
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	6,075	5,866
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	8,750	8,328
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	1,610	1,516
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	3,775	3,506
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	8,225	7,768
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	4,985	4,707
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	8,735	8,128
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	1,565	1,440
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	1,990	1,774
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	4,650	4,181
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	6,100	6,254
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,577
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,500	4,572
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	58,000	58,460
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	5,800	5,836
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	14,000	14,187
[3]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.034%	3/15/2059	102,330	102,633
[3]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.250%	3/15/2059	16,390	16,312
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	9,750	9,795
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,503
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	9,000	9,003
[3]	WF Card Issuance Trust Series 2026-A1	4.080%	4/15/2031	20,000	19,849
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	110	108
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,200	1,134
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	80	79
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	920	920
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	493	494
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,325	1,327
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	582	583
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	3,450	3,456
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	685	687
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	450	453
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	1,057	1,064
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,016
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	2,652	2,660
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,500	1,508
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	2,244	2,256
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,528
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,201	2,204
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	2,000	1,997
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	3,000	3,011
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,500	1,508
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,500	1,500
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	700	701
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,667	4,646
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	633	627
[3]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	5,125	5,061
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/2027	2,332	2,336
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/2029	3,600	3,611
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,001
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,502
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,150	2,160
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,140	2,126
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,416,528)					7,169,500
Corporate Bonds (24.4%)
Communications (2.0%)
	Airbnb Inc.	4.400%	3/16/2029	22,816	22,684
	Airbnb Inc.	4.650%	3/16/2031	17,496	17,380
	Airbnb Inc.	5.250%	3/16/2036	42,026	41,869
	Alphabet Inc.	0.800%	8/15/2027	7,403	7,142
	Alphabet Inc.	3.875%	11/15/2028	12,314	12,202
	Alphabet Inc.	3.700%	2/15/2029	19,543	19,229
	Alphabet Inc.	1.100%	8/15/2030	53,755	47,153
	Alphabet Inc.	4.100%	11/15/2030	29,795	29,322
	Alphabet Inc.	4.100%	2/15/2031	30,781	30,246
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	4.375%	11/15/2032	29,970	29,505
	Alphabet Inc.	4.400%	2/15/2033	19,910	19,486
	Alphabet Inc.	4.500%	5/15/2035	10,850	10,586
	Alphabet Inc.	4.700%	11/15/2035	42,696	41,814
	Alphabet Inc.	4.800%	2/15/2036	50,361	49,488
	Alphabet Inc.	1.900%	8/15/2040	13,060	8,674
	Alphabet Inc.	5.350%	11/15/2045	33,900	32,868
	Alphabet Inc.	5.500%	2/15/2046	19,858	19,550
	Alphabet Inc.	2.050%	8/15/2050	38,687	20,661
	Alphabet Inc.	5.250%	5/15/2055	17,650	16,503
	Alphabet Inc.	5.450%	11/15/2055	52,985	50,784
	Alphabet Inc.	5.650%	2/15/2056	47,810	47,220
	Alphabet Inc.	2.250%	8/15/2060	28,000	14,015
	Alphabet Inc.	5.300%	5/15/2065	36,950	33,881
	Alphabet Inc.	5.750%	2/15/2066	20,200	19,964
	Alphabet Inc.	5.700%	11/15/2075	20,526	19,742
	America Movil SAB de CV	3.625%	4/22/2029	9,313	9,045
	America Movil SAB de CV	2.875%	5/7/2030	37,200	34,633
	America Movil SAB de CV	4.700%	7/21/2032	7,800	7,686
	America Movil SAB de CV	5.000%	1/20/2033	6,927	6,896
	America Movil SAB de CV	6.375%	3/1/2035	8,615	9,331
	America Movil SAB de CV	6.125%	11/15/2037	2,850	2,993
	America Movil SAB de CV	6.125%	3/30/2040	23,909	24,898
	America Movil SAB de CV	4.375%	7/16/2042	10,725	9,246
	America Movil SAB de CV	4.375%	4/22/2049	22,780	18,953
	AppLovin Corp.	5.125%	12/1/2029	11,250	11,333
	AppLovin Corp.	5.375%	12/1/2031	23,250	23,562
	AppLovin Corp.	5.500%	12/1/2034	12,500	12,600
	AppLovin Corp.	5.950%	12/1/2054	8,750	8,426
	AT&T Inc.	1.650%	2/1/2028	37,901	36,225
[3]	AT&T Inc.	4.100%	2/15/2028	15,722	15,601
	AT&T Inc.	4.350%	3/1/2029	14,783	14,687
[3]	AT&T Inc.	4.300%	2/15/2030	38,931	38,396
	AT&T Inc.	4.700%	8/15/2030	50,150	50,160
	AT&T Inc.	4.400%	4/30/2031	13,500	13,275
	AT&T Inc.	2.750%	6/1/2031	10,000	9,093
	AT&T Inc.	2.250%	2/1/2032	2,824	2,457
	AT&T Inc.	4.550%	11/1/2032	38,600	37,682
	AT&T Inc.	4.750%	4/30/2033	15,003	14,683
	AT&T Inc.	2.550%	12/1/2033	44,171	37,115
	AT&T Inc.	5.400%	2/15/2034	24,500	24,838
	AT&T Inc.	4.500%	5/15/2035	29,868	28,149
	AT&T Inc.	5.375%	8/15/2035	5,950	5,976
	AT&T Inc.	4.900%	11/1/2035	57,550	55,722
	AT&T Inc.	5.125%	4/30/2036	11,023	10,806
	AT&T Inc.	5.250%	10/30/2036	20,113	19,734
	AT&T Inc.	5.250%	3/1/2037	11,000	10,801
	AT&T Inc.	4.900%	8/15/2037	15,625	14,879
	AT&T Inc.	4.850%	3/1/2039	19,600	18,228
	AT&T Inc.	3.500%	6/1/2041	65,097	50,081
	AT&T Inc.	5.150%	3/15/2042	8,800	8,086
	AT&T Inc.	4.300%	12/15/2042	16,890	13,946
	AT&T Inc.	4.350%	6/15/2045	15,749	12,665
	AT&T Inc.	5.550%	11/1/2045	17,975	16,899
	AT&T Inc.	5.850%	4/30/2046	28,750	27,693
	AT&T Inc.	4.750%	5/15/2046	56,750	47,778
	AT&T Inc.	4.500%	3/9/2048	20,763	16,629
	AT&T Inc.	4.550%	3/9/2049	17,065	13,706
	AT&T Inc.	5.150%	2/15/2050	5,000	4,382
	AT&T Inc.	3.650%	6/1/2051	50,445	34,344
	AT&T Inc.	3.300%	2/1/2052	10,000	6,327
	AT&T Inc.	3.500%	9/15/2053	109,345	70,935
	AT&T Inc.	5.700%	11/1/2054	31,425	29,205
	AT&T Inc.	3.550%	9/15/2055	88,505	56,898
	AT&T Inc.	6.000%	4/30/2056	32,825	31,747
	AT&T Inc.	6.050%	8/15/2056	23,400	22,776
	AT&T Inc.	6.200%	10/30/2056	24,125	23,857
	AT&T Inc.	3.800%	12/1/2057	64,763	43,218
	AT&T Inc.	3.650%	9/15/2059	97,013	61,970
	AT&T Inc.	3.850%	6/1/2060	13,100	8,741
24

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	6.300%	10/30/2066	14,275	14,154
Baidu Inc.	3.625%	7/6/2027	5,375	5,327
Baidu Inc.	4.375%	3/29/2028	4,025	4,012
Baidu Inc.	4.875%	11/14/2028	4,365	4,395
Baidu Inc.	3.425%	4/7/2030	4,436	4,271
Baidu Inc.	2.375%	10/9/2030	5,000	4,587
Baidu Inc.	2.375%	8/23/2031	7,875	7,095
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,346	49,297
Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	8,425	8,361
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	15,870	13,171
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	13,529	12,723
Booking Holdings Inc.	5.375%	5/7/2036	6,281	6,278
British Telecommunications Ltd.	5.125%	12/4/2028	3,480	3,507
British Telecommunications Ltd.	9.625%	12/15/2030	28,483	33,667
Charter Communications Operating LLC	3.750%	2/15/2028	24,880	24,387
Charter Communications Operating LLC	4.200%	3/15/2028	12,250	12,087
Charter Communications Operating LLC	2.250%	1/15/2029	27,750	25,855
Charter Communications Operating LLC	5.050%	3/30/2029	9,442	9,406
Charter Communications Operating LLC	6.100%	6/1/2029	8,232	8,431
Charter Communications Operating LLC	2.800%	4/1/2031	16,447	14,660
Charter Communications Operating LLC	2.300%	2/1/2032	15,200	12,879
Charter Communications Operating LLC	4.400%	4/1/2033	16,305	15,000
Charter Communications Operating LLC	6.650%	2/1/2034	11,530	11,826
Charter Communications Operating LLC	6.550%	6/1/2034	27,100	27,652
Charter Communications Operating LLC	6.384%	10/23/2035	23,255	23,221
Charter Communications Operating LLC	5.850%	12/1/2035	15,000	14,514
Charter Communications Operating LLC	3.500%	6/1/2041	22,016	15,394
Charter Communications Operating LLC	3.500%	3/1/2042	16,815	11,623
Charter Communications Operating LLC	6.484%	10/23/2045	70,600	64,853
Charter Communications Operating LLC	5.375%	5/1/2047	55,344	44,614
Charter Communications Operating LLC	5.750%	4/1/2048	9,500	8,000
Charter Communications Operating LLC	5.125%	7/1/2049	20,300	15,689
Charter Communications Operating LLC	4.800%	3/1/2050	53,955	40,225
Charter Communications Operating LLC	3.700%	4/1/2051	29,250	18,162
Charter Communications Operating LLC	3.900%	6/1/2052	24,960	15,900
Charter Communications Operating LLC	5.250%	4/1/2053	8,102	6,326
Charter Communications Operating LLC	6.834%	10/23/2055	19,670	18,398
Charter Communications Operating LLC	6.700%	12/1/2055	16,199	15,431
Charter Communications Operating LLC	3.850%	4/1/2061	16,500	9,650
Charter Communications Operating LLC	4.400%	12/1/2061	17,200	11,047
Charter Communications Operating LLC	3.950%	6/30/2062	15,510	9,158
Charter Communications Operating LLC	5.500%	4/1/2063	14,575	11,181
Comcast Corp.	4.150%	10/15/2028	76,776	76,084
Comcast Corp.	2.650%	2/1/2030	21,500	20,032
Comcast Corp.	3.400%	4/1/2030	26,955	25,740
Comcast Corp.	4.250%	10/15/2030	16,075	15,762
Comcast Corp.	1.950%	1/15/2031	14,751	13,007
Comcast Corp.	1.500%	2/15/2031	14,061	12,134
Comcast Corp.	4.950%	5/15/2032	5,275	5,290
Comcast Corp.	4.250%	1/15/2033	35,285	33,646
Comcast Corp.	4.800%	5/15/2033	8,659	8,521
Comcast Corp.	5.300%	6/1/2034	7,055	7,083
Comcast Corp.	4.200%	8/15/2034	27,034	25,119
Comcast Corp.	5.300%	5/15/2035	11,400	11,425
Comcast Corp.	5.650%	6/15/2035	16,890	17,162
Comcast Corp.	4.400%	8/15/2035	29,017	26,957
Comcast Corp.	3.200%	7/15/2036	9,475	7,862
Comcast Corp.	6.450%	3/15/2037	8,723	9,372
Comcast Corp.	3.900%	3/1/2038	21,000	17,764
Comcast Corp.	4.600%	10/15/2038	31,065	28,031
Comcast Corp.	3.250%	11/1/2039	6,000	4,573
Comcast Corp.	3.750%	4/1/2040	20,050	16,034
Comcast Corp.	4.650%	7/15/2042	15,290	13,042
Comcast Corp.	4.600%	8/15/2045	14,092	11,428
Comcast Corp.	3.400%	7/15/2046	35,239	23,812
Comcast Corp.	4.000%	8/15/2047	12,675	9,193
Comcast Corp.	3.969%	11/1/2047	20,736	14,919
Comcast Corp.	4.000%	3/1/2048	17,738	12,876
Comcast Corp.	4.700%	10/15/2048	27,286	21,827
Comcast Corp.	3.999%	11/1/2049	8,846	6,278
25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.450%	2/1/2050	15,950	10,249
	Comcast Corp.	2.800%	1/15/2051	17,225	9,673
	Comcast Corp.	2.887%	11/1/2051	74,903	42,414
	Comcast Corp.	2.450%	8/15/2052	24,475	12,522
	Comcast Corp.	4.049%	11/1/2052	15,000	10,571
	Comcast Corp.	5.350%	5/15/2053	20,280	17,504
	Comcast Corp.	6.050%	5/15/2055	32,500	31,098
	Comcast Corp.	2.937%	11/1/2056	97,291	52,598
	Comcast Corp.	4.950%	10/15/2058	11,739	9,422
	Comcast Corp.	2.650%	8/15/2062	9,925	4,798
	Comcast Corp.	2.987%	11/1/2063	37,622	19,584
	Comcast Corp.	5.500%	5/15/2064	24,020	20,658
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	47,657	53,614
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	1,000	1,217
	Electronic Arts Inc.	1.850%	2/15/2031	2,594	2,396
	Electronic Arts Inc.	2.950%	2/15/2051	6,500	5,016
	Expedia Group Inc.	4.625%	8/1/2027	18,000	18,013
	Expedia Group Inc.	3.250%	2/15/2030	5,084	4,826
	Expedia Group Inc.	2.950%	3/15/2031	6,217	5,711
	Expedia Group Inc.	5.400%	2/15/2035	20,817	20,612
	Expedia Group Inc.	5.500%	4/15/2036	10,400	10,298
	FactSet Research Systems Inc.	3.450%	3/1/2032	5,500	4,950
	Fox Corp.	4.709%	1/25/2029	67,875	67,828
	Fox Corp.	3.500%	4/8/2030	11,482	10,982
	Fox Corp.	6.500%	10/13/2033	5,160	5,490
	Fox Corp.	5.476%	1/25/2039	10,500	10,158
	Fox Corp.	5.576%	1/25/2049	26,820	24,854
	Koninklijke KPN NV	8.375%	10/1/2030	5,000	5,694
	MercadoLibre Inc.	4.900%	1/15/2033	9,185	8,929
	Meta Platforms Inc.	3.500%	8/15/2027	10,000	9,917
	Meta Platforms Inc.	4.600%	5/15/2028	15,800	15,882
	Meta Platforms Inc.	4.300%	8/15/2029	11,414	11,390
	Meta Platforms Inc.	4.800%	5/15/2030	4,644	4,691
	Meta Platforms Inc.	4.200%	11/15/2030	48,780	48,009
	Meta Platforms Inc.	4.550%	5/15/2031	58,600	58,285
	Meta Platforms Inc.	4.550%	8/15/2031	31,404	31,263
	Meta Platforms Inc.	3.850%	8/15/2032	56,606	53,472
	Meta Platforms Inc.	4.600%	11/15/2032	69,564	68,407
	Meta Platforms Inc.	4.875%	5/15/2033	25,725	25,486
	Meta Platforms Inc.	4.950%	5/15/2033	21,400	21,390
	Meta Platforms Inc.	4.750%	8/15/2034	30,919	30,346
	Meta Platforms Inc.	4.875%	11/15/2035	74,788	72,773
	Meta Platforms Inc.	5.250%	5/15/2036	75,802	75,249
	Meta Platforms Inc.	5.500%	11/15/2045	64,273	59,650
	Meta Platforms Inc.	6.200%	5/15/2046	51,463	51,475
	Meta Platforms Inc.	4.450%	8/15/2052	34,675	26,715
	Meta Platforms Inc.	5.600%	5/15/2053	40,000	36,394
	Meta Platforms Inc.	5.400%	8/15/2054	23,840	21,066
[3]	Meta Platforms Inc.	5.625%	11/15/2055	55,544	50,335
	Meta Platforms Inc.	6.300%	5/15/2056	104,466	103,953
	Meta Platforms Inc.	4.650%	8/15/2062	15,700	11,895
	Meta Platforms Inc.	5.750%	5/15/2063	25,569	23,025
	Meta Platforms Inc.	5.550%	8/15/2064	41,713	36,453
	Meta Platforms Inc.	5.750%	11/15/2065	44,893	40,315
	Meta Platforms Inc.	6.450%	5/15/2066	59,925	59,256
	NBCUniversal Media LLC	4.450%	1/15/2043	12,500	10,637
	Netflix Inc.	4.875%	4/15/2028	30,152	30,381
	Netflix Inc.	5.875%	11/15/2028	65,003	67,062
	Netflix Inc.	6.375%	5/15/2029	12,394	13,019
[8]	Netflix Inc.	5.375%	11/15/2029	6,600	6,769
[8]	Netflix Inc.	4.875%	6/15/2030	9,000	9,050
	Omnicom Group Inc.	4.650%	10/1/2028	2,855	2,850
	Omnicom Group Inc.	4.200%	3/2/2029	7,500	7,399
	Omnicom Group Inc.	4.750%	3/30/2030	5,300	5,303
	Omnicom Group Inc.	2.450%	4/30/2030	10,143	9,318
	Omnicom Group Inc.	4.200%	6/1/2030	4,900	4,803
	Omnicom Group Inc.	2.400%	3/1/2031	6,300	5,642
	Omnicom Group Inc.	2.600%	8/1/2031	8,000	7,177
	Omnicom Group Inc.	5.000%	6/2/2033	8,800	8,642
	Omnicom Group Inc.	5.300%	11/1/2034	6,900	6,840
26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	5.300%	6/2/2036	7,550	7,360
	Omnicom Group Inc.	3.375%	3/1/2041	5,000	3,739
	Omnicom Group Inc.	5.400%	10/1/2048	4,300	3,844
	Orange SA	9.000%	3/1/2031	23,215	27,104
	Orange SA	5.375%	1/13/2042	11,690	11,290
	Orange SA	5.500%	2/6/2044	9,815	9,617
	Rogers Communications Inc.	5.000%	2/15/2029	26,180	26,343
	Rogers Communications Inc.	3.800%	3/15/2032	21,100	19,655
	Rogers Communications Inc.	5.300%	2/15/2034	30,285	30,034
	Rogers Communications Inc.	4.500%	3/15/2042	16,100	13,645
	Rogers Communications Inc.	4.300%	2/15/2048	12,000	9,456
	Rogers Communications Inc.	3.700%	11/15/2049	10,000	7,245
	Rogers Communications Inc.	4.550%	3/15/2052	37,050	29,435
[8]	Space Exploration Technologies Corp.	5.350%	7/15/2031	50,122	50,067
[8]	Space Exploration Technologies Corp.	5.650%	7/15/2033	66,908	66,529
[8]	Space Exploration Technologies Corp.	5.875%	7/15/2036	118,827	117,254
[8]	Space Exploration Technologies Corp.	6.600%	7/15/2046	53,687	52,223
[8]	Space Exploration Technologies Corp.	6.650%	7/15/2056	71,306	68,764
	Sprint Capital Corp.	6.875%	11/15/2028	23,417	24,529
	Sprint Capital Corp.	8.750%	3/15/2032	28,635	33,731
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	7,300	7,334
	Telefonica Emisiones SA	7.045%	6/20/2036	15,000	16,616
	Telefonica Emisiones SA	4.665%	3/6/2038	12,770	11,681
	Telefonica Emisiones SA	5.213%	3/8/2047	28,753	25,567
	Telefonica Emisiones SA	4.895%	3/6/2048	23,753	20,134
	Telefonica Emisiones SA	5.520%	3/1/2049	16,553	15,224
	Telefonica Europe BV	8.250%	9/15/2030	17,267	19,392
	TELUS Corp.	3.400%	5/13/2032	10,700	9,738
	TELUS Corp.	4.600%	11/16/2048	5,000	4,188
	TELUS Corp.	4.300%	6/15/2049	2,995	2,390
	Tencent Music Entertainment Group	2.000%	9/3/2030	5,630	5,069
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	2,964	3,289
	Time Warner Cable LLC	6.550%	5/1/2037	25,905	25,672
	Time Warner Cable LLC	6.750%	6/15/2039	14,979	14,642
	Time Warner Cable LLC	5.875%	11/15/2040	5,510	4,933
	Time Warner Cable LLC	5.500%	9/1/2041	3,000	2,562
	Time Warner Cable LLC	4.500%	9/15/2042	13,586	10,238
	T-Mobile USA Inc.	2.050%	2/15/2028	23,429	22,517
	T-Mobile USA Inc.	4.950%	3/15/2028	7,665	7,715
	T-Mobile USA Inc.	4.800%	7/15/2028	47,100	47,309
	T-Mobile USA Inc.	4.850%	1/15/2029	5,473	5,507
	T-Mobile USA Inc.	2.625%	2/15/2029	7,655	7,281
	T-Mobile USA Inc.	2.400%	3/15/2029	7,663	7,232
	T-Mobile USA Inc.	3.375%	4/15/2029	12,145	11,746
	T-Mobile USA Inc.	3.875%	4/15/2030	147,772	143,202
	T-Mobile USA Inc.	2.550%	2/15/2031	27,780	25,200
	T-Mobile USA Inc.	2.875%	2/15/2031	8,738	8,038
	T-Mobile USA Inc.	3.500%	4/15/2031	26,235	24,768
	T-Mobile USA Inc.	2.250%	11/15/2031	10,000	8,781
	T-Mobile USA Inc.	2.700%	3/15/2032	10,446	9,286
	T-Mobile USA Inc.	4.625%	1/15/2033	480	469
	T-Mobile USA Inc.	5.200%	1/15/2033	56,624	57,289
	T-Mobile USA Inc.	5.050%	7/15/2033	57,970	57,869
	T-Mobile USA Inc.	5.150%	4/15/2034	11,311	11,339
	T-Mobile USA Inc.	4.950%	11/15/2035	9,729	9,494
	T-Mobile USA Inc.	5.000%	2/15/2036	15,091	14,751
	T-Mobile USA Inc.	4.375%	4/15/2040	32,252	28,456
	T-Mobile USA Inc.	3.000%	2/15/2041	7,944	5,866
	T-Mobile USA Inc.	4.500%	4/15/2050	41,335	33,389
	T-Mobile USA Inc.	3.300%	2/15/2051	42,337	27,650
	T-Mobile USA Inc.	3.400%	10/15/2052	34,567	22,670
	T-Mobile USA Inc.	5.650%	1/15/2053	13,235	12,447
	T-Mobile USA Inc.	5.750%	1/15/2054	23,263	22,144
	T-Mobile USA Inc.	5.250%	6/15/2055	12,500	11,072
	T-Mobile USA Inc.	5.875%	11/15/2055	6,507	6,330
	T-Mobile USA Inc.	5.700%	1/15/2056	47,776	45,237
	T-Mobile USA Inc.	5.850%	2/15/2056	18,700	18,117
	T-Mobile USA Inc.	3.600%	11/15/2060	22,833	14,806
	T-Mobile USA Inc.	5.800%	9/15/2062	1,555	1,492
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	8,195	6,520
27

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Uber Technologies Inc.	4.300%	1/15/2030	40,150	39,689
Uber Technologies Inc.	4.150%	1/15/2031	21,818	21,303
Uber Technologies Inc.	4.800%	9/15/2034	27,968	27,378
Uber Technologies Inc.	4.800%	9/15/2035	24,178	23,475
Uber Technologies Inc.	5.350%	9/15/2054	43,532	40,459
VeriSign Inc.	2.700%	6/15/2031	6,000	5,388
VeriSign Inc.	5.100%	7/15/2031	8,400	8,424
VeriSign Inc.	5.250%	6/1/2032	8,584	8,621
Verizon Communications Inc.	4.329%	9/21/2028	829	826
Verizon Communications Inc.	4.016%	12/3/2029	26,471	25,981
Verizon Communications Inc.	3.150%	3/22/2030	13,795	13,101
Verizon Communications Inc.	1.500%	9/18/2030	7,500	6,604
Verizon Communications Inc.	1.680%	10/30/2030	16,168	14,271
Verizon Communications Inc.	1.750%	1/20/2031	22,075	19,386
Verizon Communications Inc.	2.550%	3/21/2031	45,000	40,854
Verizon Communications Inc.	2.355%	3/15/2032	41,104	35,923
Verizon Communications Inc.	4.750%	1/15/2033	12,839	12,642
Verizon Communications Inc.	5.050%	5/9/2033	11,961	12,050
Verizon Communications Inc.	4.500%	8/10/2033	35,833	34,645
Verizon Communications Inc.	4.400%	11/1/2034	32,787	31,109
Verizon Communications Inc.	4.780%	2/15/2035	36,200	34,956
Verizon Communications Inc.	5.250%	4/2/2035	37,512	37,504
Verizon Communications Inc.	4.272%	1/15/2036	14,971	13,792
Verizon Communications Inc.	5.000%	1/15/2036	60,356	58,854
Verizon Communications Inc.	5.250%	3/16/2037	12,739	12,597
Verizon Communications Inc.	5.401%	7/2/2037	34,594	34,502
Verizon Communications Inc.	4.812%	3/15/2039	13,216	12,292
Verizon Communications Inc.	2.650%	11/20/2040	29,138	20,587
Verizon Communications Inc.	3.400%	3/22/2041	41,753	32,260
Verizon Communications Inc.	2.850%	9/3/2041	10,600	7,542
Verizon Communications Inc.	4.750%	11/1/2041	6,200	5,552
Verizon Communications Inc.	3.850%	11/1/2042	2,695	2,150
Verizon Communications Inc.	5.750%	11/30/2045	30,593	29,754
Verizon Communications Inc.	4.862%	8/21/2046	24,004	20,875
Verizon Communications Inc.	4.522%	9/15/2048	17,555	14,486
Verizon Communications Inc.	4.000%	3/22/2050	13,350	10,133
Verizon Communications Inc.	3.550%	3/22/2051	14,000	9,730
Verizon Communications Inc.	3.875%	3/1/2052	1,500	1,096
Verizon Communications Inc.	4.672%	3/15/2055	13,874	11,355
Verizon Communications Inc.	5.875%	11/30/2055	79,807	77,440
Verizon Communications Inc.	6.200%	5/14/2056	20,350	20,580
Verizon Communications Inc.	2.987%	10/30/2056	51,745	30,444
Verizon Communications Inc.	6.050%	5/14/2058	25,921	26,152
Verizon Communications Inc.	3.000%	11/20/2060	21,000	12,010
Verizon Communications Inc.	3.700%	3/22/2061	25,760	17,250
Verizon Communications Inc.	6.000%	11/30/2065	34,523	33,461
Vodafone Group plc	4.800%	6/18/2031	12,960	12,871
Vodafone Group plc	5.350%	6/18/2036	14,578	14,458
Vodafone Group plc	6.150%	2/27/2037	15,770	16,689
Vodafone Group plc	5.250%	5/30/2048	15,833	14,208
Vodafone Group plc	4.875%	6/19/2049	30,249	25,688
Vodafone Group plc	4.250%	9/17/2050	18,315	14,092
Vodafone Group plc	5.625%	2/10/2053	22,910	21,297
Vodafone Group plc	5.750%	6/28/2054	10,000	9,438
Vodafone Group plc	6.100%	6/18/2056	21,650	21,260
Vodafone Group plc	5.750%	2/10/2063	5,000	4,640
Vodafone Group plc	5.875%	6/28/2064	12,810	12,095
Walt Disney Co.	2.200%	1/13/2028	7,400	7,180
Walt Disney Co.	2.000%	9/1/2029	36,267	33,682
Walt Disney Co.	3.800%	3/22/2030	3,785	3,698
Walt Disney Co.	2.650%	1/13/2031	16,038	14,811
Walt Disney Co.	4.000%	3/14/2031	18,850	18,417
Walt Disney Co.	6.550%	3/15/2033	7,415	8,195
Walt Disney Co.	6.400%	12/15/2035	38,947	42,909
Walt Disney Co.	4.625%	3/14/2036	16,303	15,815
Walt Disney Co.	6.150%	3/1/2037	14,458	15,643
Walt Disney Co.	4.625%	3/23/2040	7,010	6,534
Walt Disney Co.	3.500%	5/13/2040	37,508	30,739
Walt Disney Co.	5.400%	10/1/2043	16,633	16,282
Walt Disney Co.	4.750%	9/15/2044	18,141	16,261
28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	4.750%	11/15/2046	11,268	9,998
	Walt Disney Co.	2.750%	9/1/2049	3,900	2,425
	Walt Disney Co.	4.700%	3/23/2050	22,425	19,631
	Walt Disney Co.	3.600%	1/13/2051	65,000	47,436
	Walt Disney Co.	3.800%	5/13/2060	13,033	9,425
	Weibo Corp.	3.375%	7/8/2030	8,565	8,028
	WPP 2025 LLC	6.500%	3/30/2036	9,150	8,971
					7,885,831
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	26,135	25,777
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	11,700	11,854
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	16,378	14,755
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,710	7,501
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	16,930	17,305
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	13,760	12,424
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	12,257	9,025
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	21,945	18,019
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	18,144	12,148
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	5,875	5,835
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	12,540	10,197
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	12,254	7,782
	Amazon.com Inc.	3.150%	8/22/2027	39,805	39,327
	Amazon.com Inc.	4.550%	12/1/2027	11,078	11,128
	Amazon.com Inc.	3.850%	3/13/2028	18,808	18,680
	Amazon.com Inc.	1.650%	5/12/2028	14,000	13,339
	Amazon.com Inc.	3.900%	11/20/2028	45,633	45,160
	Amazon.com Inc.	4.000%	3/13/2029	24,078	23,820
	Amazon.com Inc.	3.450%	4/13/2029	20,000	19,518
	Amazon.com Inc.	4.650%	12/1/2029	17,501	17,616
	Amazon.com Inc.	1.500%	6/3/2030	9,030	8,062
	Amazon.com Inc.	4.100%	11/20/2030	38,260	37,610
	Amazon.com Inc.	4.250%	3/13/2031	56,955	56,087
	Amazon.com Inc.	2.100%	5/12/2031	68,802	61,326
	Amazon.com Inc.	3.600%	4/13/2032	20,885	19,788
	Amazon.com Inc.	4.700%	12/1/2032	11,415	11,466
	Amazon.com Inc.	4.550%	3/13/2033	43,936	43,224
	Amazon.com Inc.	4.350%	3/20/2033	40,296	39,230
	Amazon.com Inc.	4.650%	11/20/2035	3,303	3,213
	Amazon.com Inc.	4.875%	3/13/2036	83,801	82,480
	Amazon.com Inc.	3.875%	8/22/2037	73,621	65,865
	Amazon.com Inc.	2.875%	5/12/2041	41,080	30,418
	Amazon.com Inc.	4.950%	12/5/2044	19,336	18,071
	Amazon.com Inc.	5.650%	3/13/2046	34,800	34,443
	Amazon.com Inc.	4.050%	8/22/2047	24,630	19,515
	Amazon.com Inc.	2.500%	6/3/2050	29,200	16,918
	Amazon.com Inc.	3.100%	5/12/2051	13,730	8,918
	Amazon.com Inc.	3.950%	4/13/2052	3,908	2,971
	Amazon.com Inc.	5.450%	11/20/2055	15,150	14,328
	Amazon.com Inc.	5.800%	3/13/2056	106,284	105,365
	Amazon.com Inc.	4.250%	8/22/2057	27,425	21,252
	Amazon.com Inc.	2.700%	6/3/2060	4,550	2,467
	Amazon.com Inc.	3.250%	5/12/2061	26,030	16,020
	Amazon.com Inc.	4.100%	4/13/2062	25,421	18,817
	Amazon.com Inc.	5.550%	11/20/2065	32,850	30,715
	Amazon.com Inc.	5.950%	3/13/2066	58,000	57,582
	Amazon.com Inc.	6.050%	3/13/2076	41,650	41,506
	American Honda Finance Corp.	4.550%	7/9/2027	8,600	8,616
[3]	American Honda Finance Corp.	4.900%	7/9/2027	5,650	5,674
[3]	American Honda Finance Corp.	4.450%	10/22/2027	14,200	14,183
	American Honda Finance Corp.	4.550%	3/3/2028	8,381	8,371
[3]	American Honda Finance Corp.	2.000%	3/24/2028	7,000	6,697
[3]	American Honda Finance Corp.	4.550%	4/10/2028	4,684	4,677
[3]	American Honda Finance Corp.	5.125%	7/7/2028	12,938	13,048
	American Honda Finance Corp.	4.250%	9/1/2028	19,425	19,269
	American Honda Finance Corp.	5.650%	11/15/2028	7,265	7,415
	American Honda Finance Corp.	4.150%	1/8/2029	14,213	14,037
[3]	American Honda Finance Corp.	2.250%	1/12/2029	2,650	2,498
[3]	American Honda Finance Corp.	4.400%	9/5/2029	9,850	9,745
	American Honda Finance Corp.	4.800%	3/5/2030	13,541	13,510
29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	4.600%	4/17/2030	24,900	24,660
[3]	American Honda Finance Corp.	4.500%	9/4/2030	23,275	22,929
	American Honda Finance Corp.	4.450%	1/8/2031	8,631	8,455
[3]	American Honda Finance Corp.	1.800%	1/13/2031	10,860	9,503
[3]	American Honda Finance Corp.	4.900%	4/10/2031	4,714	4,698
[3]	American Honda Finance Corp.	5.050%	7/10/2031	7,200	7,215
[3]	American Honda Finance Corp.	4.850%	10/23/2031	5,100	5,065
	American Honda Finance Corp.	5.150%	7/9/2032	3,600	3,608
[3]	American Honda Finance Corp.	5.200%	4/8/2033	3,633	3,638
[3]	American Honda Finance Corp.	4.900%	1/10/2034	5,667	5,554
	American Honda Finance Corp.	5.200%	3/5/2035	8,851	8,795
	American Honda Finance Corp.	5.100%	1/8/2036	14,527	14,264
[3]	American University	3.672%	4/1/2049	4,830	3,633
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	8,297	5,147
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	12,750	9,589
	AutoNation Inc.	3.800%	11/15/2027	6,075	6,001
	AutoNation Inc.	4.450%	1/15/2029	8,275	8,193
	AutoNation Inc.	4.750%	6/1/2030	2,553	2,533
	AutoNation Inc.	2.400%	8/1/2031	5,868	5,165
	AutoNation Inc.	3.850%	3/1/2032	3,200	2,985
	AutoNation Inc.	5.890%	3/15/2035	4,265	4,352
	AutoZone Inc.	4.500%	2/1/2028	6,366	6,360
	AutoZone Inc.	6.250%	11/1/2028	18,790	19,440
	AutoZone Inc.	3.750%	4/18/2029	15,945	15,576
	AutoZone Inc.	5.100%	7/15/2029	9,540	9,666
	AutoZone Inc.	4.000%	4/15/2030	13,664	13,313
	AutoZone Inc.	5.125%	6/15/2030	4,700	4,761
	AutoZone Inc.	1.650%	1/15/2031	10,138	8,841
	AutoZone Inc.	4.750%	8/1/2032	9,000	8,900
	AutoZone Inc.	4.750%	2/1/2033	2,500	2,461
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,028
	AutoZone Inc.	6.550%	11/1/2033	3,236	3,506
	AutoZone Inc.	5.400%	7/15/2034	5,000	5,081
	Best Buy Co. Inc.	4.450%	10/1/2028	16,000	15,951
	Block Financial LLC	2.500%	7/15/2028	15,776	15,033
	Block Financial LLC	3.875%	8/15/2030	12,787	12,143
	Block Financial LLC	5.375%	9/15/2032	6,572	6,439
	BorgWarner Inc.	5.400%	8/15/2034	2,000	2,037
	BorgWarner Inc.	4.375%	3/15/2045	12,489	10,424
[3]	Brown University	2.924%	9/1/2050	20,835	13,795
	Brunswick Corp.	5.850%	3/18/2029	3,000	3,070
	Brunswick Corp.	2.400%	8/18/2031	9,580	8,367
	Brunswick Corp.	5.100%	4/1/2052	428	326
[3]	California Endowment	2.498%	4/1/2051	3,776	2,210
	California Institute of Technology	4.321%	8/1/2045	1,606	1,385
	California Institute of Technology	4.700%	11/1/2111	5,575	4,522
	California Institute of Technology	3.650%	9/1/2119	5,204	3,318
[3]	Case Western Reserve University	5.405%	6/1/2122	3,775	3,452
	Choice Hotels International Inc.	3.700%	12/1/2029	3,000	2,878
	Choice Hotels International Inc.	3.700%	1/15/2031	14,372	13,564
	Choice Hotels International Inc.	5.850%	8/1/2034	16,086	16,340
	Claremont Mckenna College	3.775%	1/1/2122	3,475	2,239
[3]	Cornell University	4.169%	6/15/2030	10,000	9,904
	Cornell University	4.835%	6/15/2034	5,950	5,971
[3]	Cornell University	4.733%	6/15/2035	7,000	6,890
	Darden Restaurants Inc.	4.350%	10/15/2027	3,809	3,798
	Darden Restaurants Inc.	4.550%	10/15/2029	4,600	4,568
	Darden Restaurants Inc.	6.300%	10/10/2033	8,900	9,468
	Darden Restaurants Inc.	4.550%	2/15/2048	3,850	3,223
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	16,347	11,889
	DR Horton Inc.	1.400%	10/15/2027	2,000	1,924
	DR Horton Inc.	4.850%	10/15/2030	16,750	16,825
	DR Horton Inc.	5.000%	10/15/2034	8,126	8,042
	DR Horton Inc.	5.500%	10/15/2035	10,423	10,639
[3]	Duke University	2.682%	10/1/2044	5,500	4,041
[3]	Duke University	2.757%	10/1/2050	3,575	2,293
[3]	Duke University	2.832%	10/1/2055	10,675	6,676
	eBay Inc.	4.250%	3/6/2029	8,922	8,815
	eBay Inc.	2.700%	3/11/2030	23,965	22,239
	eBay Inc.	2.600%	5/10/2031	7,900	7,117
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	6.300%	11/22/2032	5,000	5,327
	eBay Inc.	5.125%	11/6/2035	8,900	8,775
	eBay Inc.	4.000%	7/15/2042	7,336	5,824
	eBay Inc.	3.650%	5/10/2051	10,325	7,512
[3]	Emory University	2.143%	9/1/2030	6,300	5,727
[3]	Emory University	2.969%	9/1/2050	4,300	2,809
	Ferguson Enterprises Inc.	4.350%	3/15/2031	4,055	3,982
	Ferguson Enterprises Inc.	5.000%	10/3/2034	8,700	8,607
[3]	Ford Foundation	2.415%	6/1/2050	2,745	1,642
[3]	Ford Foundation	2.815%	6/1/2070	8,638	4,885
	Ford Motor Co.	9.625%	4/22/2030	1,800	2,040
	Ford Motor Co.	3.250%	2/12/2032	15,445	13,607
	Ford Motor Co.	4.750%	1/15/2043	38,430	30,252
	Ford Motor Co.	7.400%	11/1/2046	1,450	1,514
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	18,141	17,981
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	8,161	8,040
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	5,561	5,715
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,375	10,988
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	16,321	16,789
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	32,071	33,101
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,465	7,020
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	3,159	3,189
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	1,948	1,928
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	12,423	12,338
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	11,131	11,091
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	19,100	19,335
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	12,847	13,547
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	11,245	11,311
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	19,299	18,121
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	11,000	11,167
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	8,805	9,096
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	5,840	5,794
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	7,684	8,177
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	18,436	18,882
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	10,500	10,273
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	25,050	25,459
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5,802	5,537
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,250	2,130
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	11,390	11,854
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	4,750	3,853
	General Motors Co.	4.200%	10/1/2027	8,281	8,246
	General Motors Co.	6.800%	10/1/2027	8,603	8,811
	General Motors Co.	5.350%	4/15/2028	18,494	18,681
	General Motors Co.	5.000%	10/1/2028	19,371	19,474
	General Motors Co.	5.400%	10/15/2029	1,705	1,736
	General Motors Co.	5.625%	4/15/2030	25,230	25,852
	General Motors Co.	5.600%	10/15/2032	7,340	7,514
	General Motors Co.	5.000%	4/1/2035	21,254	20,589
	General Motors Co.	6.250%	4/15/2035	21,380	22,399
	General Motors Co.	6.600%	4/1/2036	6,436	6,906
	General Motors Co.	5.150%	4/1/2038	19,579	18,652
	General Motors Co.	6.250%	10/2/2043	48,441	48,657
	General Motors Co.	5.200%	4/1/2045	5,782	5,128
	General Motors Co.	6.750%	4/1/2046	13,747	14,487
	General Motors Co.	5.400%	4/1/2048	6,820	6,122
	General Motors Co.	5.950%	4/1/2049	3,093	2,978
	General Motors Financial Co. Inc.	5.000%	7/15/2027	3,065	3,081
	General Motors Financial Co. Inc.	5.350%	7/15/2027	9,125	9,202
	General Motors Financial Co. Inc.	2.700%	8/20/2027	22,833	22,371
	General Motors Financial Co. Inc.	3.850%	1/5/2028	7,207	7,128
	General Motors Financial Co. Inc.	6.000%	1/9/2028	1,140	1,161
	General Motors Financial Co. Inc.	5.050%	4/4/2028	14,605	14,694
	General Motors Financial Co. Inc.	2.400%	4/10/2028	19,000	18,265
	General Motors Financial Co. Inc.	5.800%	6/23/2028	17,731	18,078
	General Motors Financial Co. Inc.	4.200%	10/27/2028	1,287	1,273
	General Motors Financial Co. Inc.	5.800%	1/7/2029	25,000	25,604
	General Motors Financial Co. Inc.	5.650%	1/17/2029	16,031	16,340
	General Motors Financial Co. Inc.	4.300%	4/6/2029	16,130	15,924
	General Motors Financial Co. Inc.	4.750%	4/6/2029	18,154	18,143
	General Motors Financial Co. Inc.	5.550%	7/15/2029	40,750	41,589
31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.900%	10/6/2029	29,077	29,154
	General Motors Financial Co. Inc.	5.350%	1/7/2030	23,145	23,519
	General Motors Financial Co. Inc.	5.850%	4/6/2030	19,242	19,881
	General Motors Financial Co. Inc.	3.600%	6/21/2030	8,300	7,919
	General Motors Financial Co. Inc.	2.350%	1/8/2031	24,833	22,218
	General Motors Financial Co. Inc.	4.600%	1/8/2031	12,203	12,037
	General Motors Financial Co. Inc.	5.750%	2/8/2031	8,519	8,783
	General Motors Financial Co. Inc.	2.700%	6/10/2031	29,885	26,896
	General Motors Financial Co. Inc.	5.600%	6/18/2031	20,800	21,301
	General Motors Financial Co. Inc.	5.100%	9/15/2031	17,329	17,359
	General Motors Financial Co. Inc.	3.100%	1/12/2032	16,715	15,131
	General Motors Financial Co. Inc.	5.625%	4/4/2032	2,295	2,351
	General Motors Financial Co. Inc.	6.400%	1/9/2033	15,000	15,935
	General Motors Financial Co. Inc.	6.100%	1/7/2034	5,800	6,053
	General Motors Financial Co. Inc.	5.950%	4/4/2034	12,739	13,186
	General Motors Financial Co. Inc.	5.450%	9/6/2034	11,934	11,957
	General Motors Financial Co. Inc.	5.900%	1/7/2035	39,849	40,968
	General Motors Financial Co. Inc.	6.150%	7/15/2035	42,710	44,523
	General Motors Financial Co. Inc.	5.450%	1/8/2036	12,533	12,479
	Genuine Parts Co.	6.500%	11/1/2028	6,781	6,999
	Genuine Parts Co.	4.950%	8/15/2029	18,471	18,419
	Genuine Parts Co.	1.875%	11/1/2030	16,210	14,138
	Genuine Parts Co.	2.750%	2/1/2032	7,506	6,541
	Genuine Parts Co.	6.875%	11/1/2033	5,500	5,949
[3]	George Washington University	4.300%	9/15/2044	3,944	3,343
	George Washington University	4.868%	9/15/2045	1,742	1,591
[3]	George Washington University	4.126%	9/15/2048	11,456	9,280
[3]	Georgetown University	4.315%	4/1/2049	4,837	3,999
[3]	Georgetown University	2.943%	4/1/2050	8,380	5,456
	Georgetown University	5.115%	4/1/2053	1,500	1,387
[3]	Georgetown University	5.215%	10/1/2118	2,694	2,383
	Harley-Davidson Inc.	4.625%	7/28/2045	7,485	5,935
	Hasbro Inc.	3.900%	11/19/2029	8,870	8,627
	Hasbro Inc.	4.650%	3/12/2031	4,190	4,138
	Hasbro Inc.	6.050%	5/14/2034	5,975	6,240
	Hasbro Inc.	6.350%	3/15/2040	4,625	4,832
	Home Depot Inc.	2.800%	9/14/2027	5,480	5,390
	Home Depot Inc.	0.900%	3/15/2028	5,000	4,729
	Home Depot Inc.	1.500%	9/15/2028	4,000	3,770
	Home Depot Inc.	3.750%	9/15/2028	14,463	14,297
	Home Depot Inc.	2.950%	6/15/2029	27,595	26,496
	Home Depot Inc.	4.750%	6/25/2029	15,100	15,251
	Home Depot Inc.	2.700%	4/15/2030	33,995	31,907
	Home Depot Inc.	3.950%	9/15/2030	6,181	6,054
	Home Depot Inc.	1.375%	3/15/2031	5,700	4,938
	Home Depot Inc.	1.875%	9/15/2031	15,900	13,931
	Home Depot Inc.	3.250%	4/15/2032	39,279	36,552
	Home Depot Inc.	4.500%	9/15/2032	10,000	9,947
	Home Depot Inc.	4.950%	6/25/2034	16,478	16,537
	Home Depot Inc.	4.650%	9/15/2035	2,788	2,716
	Home Depot Inc.	5.875%	12/16/2036	56,353	59,962
	Home Depot Inc.	3.300%	4/15/2040	14,204	11,393
	Home Depot Inc.	4.200%	4/1/2043	18,212	15,552
	Home Depot Inc.	4.400%	3/15/2045	11,095	9,516
	Home Depot Inc.	4.250%	4/1/2046	3,280	2,741
	Home Depot Inc.	3.900%	6/15/2047	26,741	20,958
	Home Depot Inc.	4.500%	12/6/2048	15,173	12,909
	Home Depot Inc.	3.125%	12/15/2049	38,120	25,433
	Home Depot Inc.	3.350%	4/15/2050	10,854	7,562
	Home Depot Inc.	2.375%	3/15/2051	9,550	5,415
	Home Depot Inc.	2.750%	9/15/2051	1,130	689
	Home Depot Inc.	3.625%	4/15/2052	10,188	7,369
	Home Depot Inc.	4.950%	9/15/2052	6,697	6,040
	Home Depot Inc.	5.300%	6/25/2054	3,174	3,002
	Honda Motor Co. Ltd.	4.436%	7/8/2028	19,100	19,018
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23,200	23,041
	Honda Motor Co. Ltd.	2.967%	3/10/2032	12,000	10,772
	Honda Motor Co. Ltd.	5.337%	7/8/2035	19,450	19,443
[3]	Howard University	5.209%	10/1/2052	3,100	2,577
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,525	3,545
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,805	12,720
	Hyatt Hotels Corp.	5.250%	6/30/2029	4,715	4,787
	Hyatt Hotels Corp.	5.750%	4/23/2030	10,720	10,984
	Hyatt Hotels Corp.	5.375%	12/15/2031	8,750	8,889
	Hyatt Hotels Corp.	5.750%	3/30/2032	631	650
	Hyatt Hotels Corp.	5.500%	6/30/2034	5,800	5,870
	Hyatt Hotels Corp.	5.400%	12/15/2035	6,250	6,194
	JD.com Inc.	3.375%	1/14/2030	8,025	7,751
	JD.com Inc.	4.125%	1/14/2050	3,250	2,664
[3]	Johns Hopkins University	4.705%	7/1/2032	7,000	7,029
[3]	Johns Hopkins University	4.083%	7/1/2053	5,300	4,253
[3]	Johns Hopkins University	2.813%	1/1/2060	325	189
	Las Vegas Sands Corp.	3.900%	8/8/2029	5,000	4,826
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,200	5,344
	Las Vegas Sands Corp.	5.300%	5/15/2031	3,706	3,691
	Las Vegas Sands Corp.	5.650%	5/18/2033	16,603	16,609
	Las Vegas Sands Corp.	6.200%	8/15/2034	1,817	1,870
	Lear Corp.	3.800%	9/15/2027	626	621
	Lear Corp.	4.250%	5/15/2029	6,850	6,751
	Lear Corp.	3.500%	5/30/2030	3,800	3,616
	Lear Corp.	2.600%	1/15/2032	4,650	4,108
	Lear Corp.	5.250%	5/15/2049	11,990	10,851
	Lear Corp.	3.550%	1/15/2052	4,650	3,174
	Leggett & Platt Inc.	3.500%	11/15/2027	12,475	12,217
	Leggett & Platt Inc.	3.500%	11/15/2051	6,815	4,233
	Leland Stanford Junior University	4.679%	3/1/2035	3,950	3,890
	Leland Stanford Junior University	3.647%	5/1/2048	11,840	9,210
	Leland Stanford Junior University	2.413%	6/1/2050	4,795	2,849
	Lennar Corp.	4.750%	11/29/2027	15,000	15,031
	Lennar Corp.	5.200%	7/30/2030	1,019	1,029
	Lowe's Cos. Inc.	3.950%	10/15/2027	21,749	21,621
	Lowe's Cos. Inc.	1.300%	4/15/2028	4,425	4,184
	Lowe's Cos. Inc.	1.700%	9/15/2028	18,546	17,454
	Lowe's Cos. Inc.	4.000%	10/15/2028	23,884	23,584
	Lowe's Cos. Inc.	3.650%	4/5/2029	9,753	9,528
	Lowe's Cos. Inc.	4.500%	4/15/2030	18,567	18,514
	Lowe's Cos. Inc.	1.700%	10/15/2030	20,000	17,692
	Lowe's Cos. Inc.	4.250%	3/15/2031	27,068	26,521
	Lowe's Cos. Inc.	2.625%	4/1/2031	27,162	24,740
	Lowe's Cos. Inc.	3.750%	4/1/2032	21,450	20,322
	Lowe's Cos. Inc.	4.500%	10/15/2032	31,750	31,074
	Lowe's Cos. Inc.	5.000%	4/15/2033	17,800	17,873
	Lowe's Cos. Inc.	5.150%	7/1/2033	27,825	28,091
	Lowe's Cos. Inc.	4.850%	10/15/2035	45,583	44,466
	Lowe's Cos. Inc.	5.000%	4/15/2040	6,775	6,463
	Lowe's Cos. Inc.	2.800%	9/15/2041	8,117	5,795
	Lowe's Cos. Inc.	4.650%	4/15/2042	2,500	2,220
	Lowe's Cos. Inc.	4.250%	9/15/2044	541	436
	Lowe's Cos. Inc.	4.375%	9/15/2045	8,900	7,402
	Lowe's Cos. Inc.	3.700%	4/15/2046	22,600	16,984
	Lowe's Cos. Inc.	4.050%	5/3/2047	15,165	11,857
	Lowe's Cos. Inc.	4.550%	4/5/2049	19,698	16,304
	Lowe's Cos. Inc.	5.125%	4/15/2050	4,000	3,590
	Lowe's Cos. Inc.	3.000%	10/15/2050	29,168	18,461
	Lowe's Cos. Inc.	3.500%	4/1/2051	3,775	2,627
	Lowe's Cos. Inc.	4.250%	4/1/2052	53,375	41,817
	Lowe's Cos. Inc.	5.625%	4/15/2053	34,417	33,155
	Lowe's Cos. Inc.	5.750%	7/1/2053	8,068	7,885
	Lowe's Cos. Inc.	4.450%	4/1/2062	37,967	29,490
	Lowe's Cos. Inc.	5.800%	9/15/2062	9,809	9,568
	Magna International Inc.	5.050%	3/14/2029	8,007	8,095
	Magna International Inc.	2.450%	6/15/2030	5,000	4,587
	Magna International Inc.	5.500%	3/21/2033	3,500	3,588
	Magna International Inc.	5.875%	6/1/2035	9,448	9,832
	Marriott International Inc.	4.200%	7/15/2027	924	923
	Marriott International Inc.	5.550%	10/15/2028	11,585	11,814
[3]	Marriott International Inc.	4.650%	12/1/2028	15,073	15,082
	Marriott International Inc.	4.900%	4/15/2029	16,000	16,122
	Marriott International Inc.	4.875%	5/15/2029	8,500	8,563
	Marriott International Inc.	4.800%	3/15/2030	6,150	6,175
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Marriott International Inc.	4.625%	6/15/2030	16,530	16,490
[3]	Marriott International Inc.	2.850%	4/15/2031	21,200	19,476
	Marriott International Inc.	4.500%	10/15/2031	690	680
[3]	Marriott International Inc.	3.500%	10/15/2032	13,896	12,785
	Marriott International Inc.	4.500%	5/1/2033	4,000	3,868
[3]	Marriott International Inc.	2.750%	10/15/2033	2,500	2,172
	Marriott International Inc.	5.300%	5/15/2034	7,000	7,072
	Marriott International Inc.	5.350%	3/15/2035	5,349	5,398
	Marriott International Inc.	5.250%	10/15/2035	511	511
	Marriott International Inc.	5.500%	4/15/2037	12,000	12,109
	Marriott International Inc.	5.100%	5/1/2038	5,175	4,990
	Masco Corp.	3.500%	11/15/2027	8,550	8,429
	Masco Corp.	1.500%	2/15/2028	5,000	4,758
	Masco Corp.	2.000%	10/1/2030	3,175	2,827
	Masco Corp.	2.000%	2/15/2031	9,000	7,922
	Masco Corp.	4.500%	5/15/2047	3,546	2,965
	Masco Corp.	3.125%	2/15/2051	4,000	2,610
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	145	133
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	5,580	3,753
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	5,687	3,234
	Massachusetts Institute of Technology	3.067%	4/1/2052	5,300	3,582
	Massachusetts Institute of Technology	5.618%	6/1/2055	3,000	3,059
	Massachusetts Institute of Technology	5.600%	7/1/2111	15,386	15,225
	Massachusetts Institute of Technology	4.678%	7/1/2114	14,957	12,338
	Massachusetts Institute of Technology	3.885%	7/1/2116	2,265	1,556
	Mattel Inc.	5.000%	11/17/2030	6,900	6,876
	Mattel Inc.	5.450%	11/1/2041	3,596	3,295
[3]	McDonald's Corp.	3.500%	7/1/2027	9,000	8,922
[3]	McDonald's Corp.	3.800%	4/1/2028	11,475	11,361
	McDonald's Corp.	4.800%	8/14/2028	12,000	12,079
[3]	McDonald's Corp.	5.000%	5/17/2029	6,200	6,282
[3]	McDonald's Corp.	2.625%	9/1/2029	13,389	12,665
[3]	McDonald's Corp.	2.125%	3/1/2030	16,996	15,599
	McDonald's Corp.	4.600%	5/15/2030	4,480	4,496
[3]	McDonald's Corp.	3.600%	7/1/2030	18,716	18,128
	McDonald's Corp.	4.400%	2/12/2031	6,265	6,221
[3]	McDonald's Corp.	4.600%	9/9/2032	2,063	2,062
	McDonald's Corp.	4.950%	8/14/2033	730	739
	McDonald's Corp.	4.950%	3/3/2035	44,146	43,936
[3]	McDonald's Corp.	4.700%	12/9/2035	22,769	22,276
	McDonald's Corp.	5.000%	2/13/2036	7,636	7,604
[3]	McDonald's Corp.	6.300%	10/15/2037	14,100	15,362
[3]	McDonald's Corp.	6.300%	3/1/2038	13,553	14,758
[3]	McDonald's Corp.	5.700%	2/1/2039	9,893	10,250
[3]	McDonald's Corp.	3.700%	2/15/2042	6,800	5,498
[3]	McDonald's Corp.	4.600%	5/26/2045	6,360	5,548
[3]	McDonald's Corp.	4.875%	12/9/2045	3,820	3,450
[3]	McDonald's Corp.	4.450%	3/1/2047	1,927	1,626
[3]	McDonald's Corp.	4.450%	9/1/2048	9,400	7,866
[3]	McDonald's Corp.	3.625%	9/1/2049	5,175	3,775
[3]	McDonald's Corp.	4.200%	4/1/2050	409	327
[3]	McDonald's Corp.	5.150%	9/9/2052	21,960	20,127
	McDonald's Corp.	5.450%	8/14/2053	9,255	8,875
[8]	Mercedes-Benz Finance North America LLC	2.625%	3/10/2030	1,000	928
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	8,820	10,104
	Meritage Homes Corp.	5.650%	3/15/2035	7,531	7,610
	Mohawk Industries Inc.	5.850%	9/18/2028	4,000	4,096
	Mohawk Industries Inc.	3.625%	5/15/2030	5,625	5,391
	NIKE Inc.	2.850%	3/27/2030	23,745	22,392
	NIKE Inc.	3.625%	5/1/2043	10,000	7,850
	NIKE Inc.	3.375%	11/1/2046	8,325	6,045
	NIKE Inc.	3.375%	3/27/2050	24,940	17,587
[3]	Northeastern University	2.894%	10/1/2050	3,140	2,070
	Northwestern University	4.940%	12/1/2035	6,090	6,103
[3]	Northwestern University	4.643%	12/1/2044	9,550	9,026
[3]	Northwestern University	2.640%	12/1/2050	3,000	1,869
[3]	Northwestern University	3.662%	12/1/2057	2,100	1,535
	NVR Inc.	3.000%	5/15/2030	9,072	8,500
	O'Reilly Automotive Inc.	3.600%	9/1/2027	24,495	24,259
	O'Reilly Automotive Inc.	4.350%	6/1/2028	4,950	4,934
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	3.900%	6/1/2029	11,216	10,994
	O'Reilly Automotive Inc.	4.200%	4/1/2030	17,950	17,660
	O'Reilly Automotive Inc.	1.750%	3/15/2031	4,125	3,607
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,000	8,958
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7,589	7,507
	O'Reilly Automotive Inc.	5.100%	3/12/2036	5,885	5,829
	Owens Corning	3.950%	8/15/2029	4,100	4,013
	Owens Corning	3.875%	6/1/2030	4,275	4,139
	Owens Corning	5.700%	6/15/2034	9,255	9,562
	Owens Corning	7.000%	12/1/2036	1,787	2,010
	Owens Corning	4.300%	7/15/2047	8,075	6,554
	Owens Corning	4.400%	1/30/2048	4,100	3,379
	Owens Corning	5.950%	6/15/2054	10,200	10,363
	Polaris Inc.	5.600%	3/1/2031	5,156	5,156
	President & Fellows of Harvard College	4.887%	3/15/2030	6,538	6,654
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	12,700	12,602
	President & Fellows of Harvard College	4.875%	10/15/2040	3,680	3,645
	President & Fellows of Harvard College	3.150%	7/15/2046	6,300	4,603
	President & Fellows of Harvard College	2.517%	10/15/2050	6,565	4,008
	President & Fellows of Harvard College	3.745%	11/15/2052	5,300	4,062
	President & Fellows of Harvard College	3.300%	7/15/2056	10,780	7,383
	PulteGroup Inc.	4.250%	3/1/2031	7,400	7,224
	PulteGroup Inc.	6.375%	5/15/2033	9,090	9,753
	PulteGroup Inc.	6.000%	2/15/2035	2,000	2,097
	PulteGroup Inc.	4.900%	3/1/2036	10,902	10,627
	PVH Corp.	5.500%	6/13/2030	10,740	10,809
	Ralph Lauren Corp.	2.950%	6/15/2030	8,000	7,501
	Ralph Lauren Corp.	5.000%	6/15/2032	14,650	14,789
[3]	Rockefeller Foundation	2.492%	10/1/2050	10,100	6,084
	Rollins Inc.	5.250%	2/24/2035	2,707	2,701
	Ross Stores Inc.	1.875%	4/15/2031	16,681	14,706
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	3,823	3,960
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	11,412	11,245
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	13,650	13,293
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	35,028	34,769
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	25,929	25,086
	Sands China Ltd.	5.400%	8/8/2028	21,200	21,342
	Sands China Ltd.	2.850%	3/8/2029	7,100	6,717
	Sands China Ltd.	4.375%	6/18/2030	7,600	7,362
	Sands China Ltd.	3.250%	8/8/2031	6,525	5,926
	Sekisui House US Inc.	3.850%	1/15/2030	9,000	8,555
	Sekisui House US Inc.	2.500%	1/15/2031	4,100	3,615
	Sekisui House US Inc.	6.000%	1/15/2043	7,400	6,792
	Snap-on Inc.	4.100%	3/1/2048	4,600	3,717
	Snap-on Inc.	3.100%	5/1/2050	5,225	3,526
	Stanley Black & Decker Inc.	2.300%	3/15/2030	13,300	12,167
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5,248	4,470
	Stanley Black & Decker Inc.	2.750%	11/15/2050	7,340	4,337
	Starbucks Corp.	4.500%	5/15/2028	2,838	2,838
	Starbucks Corp.	4.000%	11/15/2028	33,000	32,620
	Starbucks Corp.	3.550%	8/15/2029	32,317	31,433
	Starbucks Corp.	2.250%	3/12/2030	16,721	15,353
	Starbucks Corp.	2.550%	11/15/2030	37,821	34,652
	Starbucks Corp.	4.900%	2/15/2031	5,050	5,091
	Starbucks Corp.	3.000%	2/14/2032	24,264	22,150
	Starbucks Corp.	4.800%	2/15/2033	12,000	11,934
	Starbucks Corp.	5.000%	2/15/2034	9,243	9,265
	Starbucks Corp.	3.750%	12/1/2047	11,500	8,608
	Starbucks Corp.	4.500%	11/15/2048	6,670	5,565
	Starbucks Corp.	4.450%	8/15/2049	3,700	3,045
	Starbucks Corp.	3.350%	3/12/2050	7,500	5,114
	Starbucks Corp.	3.500%	11/15/2050	8,500	5,943
[3]	Tapestry Inc.	4.125%	7/15/2027	2,796	2,783
	Tapestry Inc.	5.100%	3/11/2030	7,934	7,995
	Tapestry Inc.	3.050%	3/15/2032	4,500	4,073
	Tapestry Inc.	5.500%	3/11/2035	4,618	4,648
	Thomas Jefferson University	3.847%	11/1/2057	3,679	2,636
	TJX Cos. Inc.	1.150%	5/15/2028	7,550	7,127
	TJX Cos. Inc.	3.875%	4/15/2030	10,541	10,295
	TJX Cos. Inc.	1.600%	5/15/2031	3,006	2,623
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TJX Cos. Inc.	4.500%	4/15/2050	12,917	11,067
	Toll Brothers Finance Corp.	4.350%	2/15/2028	12,935	12,877
	Toll Brothers Finance Corp.	3.800%	11/1/2029	1,000	971
	Toll Brothers Finance Corp.	5.600%	6/15/2035	3,945	4,020
	Toyota Motor Corp.	5.118%	7/13/2028	9,487	9,611
	Toyota Motor Corp.	3.669%	7/20/2028	6,390	6,308
	Toyota Motor Corp.	2.760%	7/2/2029	7,000	6,666
	Toyota Motor Corp.	5.123%	7/13/2033	2,000	2,041
	Toyota Motor Corp.	5.053%	6/30/2035	3,800	3,831
[3]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,277	8,969
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	5,750	5,754
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,735	6,838
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	11,475	11,264
[3]	Toyota Motor Credit Corp.	3.750%	1/12/2028	11,884	11,788
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	7,700	7,385
[3]	Toyota Motor Credit Corp.	4.250%	5/12/2028	12,121	12,100
	Toyota Motor Credit Corp.	4.050%	9/5/2028	20,500	20,344
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	11,500	11,691
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	7,500	7,530
	Toyota Motor Credit Corp.	3.650%	1/8/2029	6,960	6,835
[3]	Toyota Motor Credit Corp.	4.050%	3/13/2029	6,591	6,517
	Toyota Motor Credit Corp.	5.050%	5/16/2029	10,500	10,651
	Toyota Motor Credit Corp.	4.950%	1/9/2030	15,900	16,084
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	9,575	8,789
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	15,000	14,367
	Toyota Motor Credit Corp.	4.800%	5/15/2030	10,625	10,687
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	19,889	19,836
	Toyota Motor Credit Corp.	5.550%	11/20/2030	15,000	15,517
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	5,000	4,388
[3]	Toyota Motor Credit Corp.	4.200%	1/10/2031	16,738	16,436
	Toyota Motor Credit Corp.	5.100%	3/21/2031	15,200	15,456
[3]	Toyota Motor Credit Corp.	4.550%	5/14/2031	11,765	11,666
	Toyota Motor Credit Corp.	1.900%	9/12/2031	16,000	13,943
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,750	20,629
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	2,000	1,773
	Toyota Motor Credit Corp.	4.650%	9/3/2032	20,755	20,522
	Toyota Motor Credit Corp.	4.700%	1/12/2033	2,500	2,486
[3]	Toyota Motor Credit Corp.	4.600%	3/11/2033	4,009	3,932
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	2,962	2,935
	Toyota Motor Credit Corp.	5.350%	1/9/2035	16,656	17,012
	Tractor Supply Co.	1.750%	11/1/2030	5,750	5,060
	Tractor Supply Co.	5.250%	5/15/2033	3,500	3,518
[3]	Trustees of Boston College	3.129%	7/1/2052	4,050	2,740
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,000	3,857
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,474
	Trustees of Princeton University	5.700%	3/1/2039	5,830	6,135
[3]	Trustees of Princeton University	2.516%	7/1/2050	7,575	4,702
	Trustees of Princeton University	4.201%	3/1/2052	3,300	2,731
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	3,750	2,188
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,798	3,931
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	60	38
[3]	University of Chicago	2.547%	4/1/2050	8,050	5,279
[3]	University of Chicago	4.003%	10/1/2053	5,300	4,209
[3]	University of Miami	4.063%	4/1/2052	5,550	4,368
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	8,925	6,863
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	2,710	2,020
[3]	University of Southern California	3.028%	10/1/2039	9,251	7,602
[3]	University of Southern California	3.841%	10/1/2047	9,550	7,627
[3]	University of Southern California	2.945%	10/1/2051	12,400	8,099
	University of Southern California	4.976%	10/1/2053	8,000	7,387
	University of Southern California	5.250%	10/1/2111	2,250	2,061
[3]	University of Southern California	3.226%	10/1/2120	1,975	1,119
[3]	Washington University	3.524%	4/15/2054	5,620	4,084
	Washington University	4.349%	4/15/2122	5,760	4,358
[3]	William Marsh Rice University	3.574%	5/15/2045	8,510	6,685
[3]	Yale University	1.482%	4/15/2030	5,300	4,776
[3]	Yale University	2.402%	4/15/2050	15,075	9,064
					6,193,783
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	14,762	15,629
	Altria Group Inc.	6.200%	11/1/2028	18,450	19,087
	Altria Group Inc.	4.800%	2/14/2029	25,775	25,869
	Altria Group Inc.	3.400%	5/6/2030	9,000	8,587
	Altria Group Inc.	4.500%	8/6/2030	4,863	4,825
	Altria Group Inc.	2.450%	2/4/2032	12,350	10,867
	Altria Group Inc.	6.875%	11/1/2033	5,000	5,534
	Altria Group Inc.	5.625%	2/6/2035	5,875	6,033
	Altria Group Inc.	5.250%	8/6/2035	5,682	5,678
	Altria Group Inc.	5.800%	2/14/2039	15,760	15,969
	Altria Group Inc.	3.400%	2/4/2041	26,500	20,253
	Altria Group Inc.	4.250%	8/9/2042	10,376	8,551
	Altria Group Inc.	4.500%	5/2/2043	15,849	13,306
	Altria Group Inc.	5.375%	1/31/2044	3,000	2,801
	Altria Group Inc.	3.875%	9/16/2046	33,289	24,723
	Altria Group Inc.	5.950%	2/14/2049	27,928	27,425
	Altria Group Inc.	4.450%	5/6/2050	9,990	7,888
	Altria Group Inc.	3.700%	2/4/2051	17,557	12,207
	Altria Group Inc.	6.200%	2/14/2059	2,521	2,482
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	89,302	86,914
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	141,831	129,226
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	9,575	9,289
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	21,742	19,753
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	85,703	86,172
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	33,870	32,685
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	12,650	12,773
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	28,575	35,880
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	29,221	29,742
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	1,500	1,868
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	28,776	27,138
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	28,782	24,358
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	71,998	70,817
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	33,180	33,791
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	14,837	13,485
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	530	563
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	13,325	11,375
	Avery Dennison Corp.	4.875%	12/6/2028	6,887	6,921
	Avery Dennison Corp.	2.650%	4/30/2030	8,200	7,586
	Avery Dennison Corp.	5.750%	3/15/2033	6,900	7,213
	BAT Capital Corp.	3.557%	8/15/2027	20,619	20,418
	BAT Capital Corp.	2.259%	3/25/2028	58,207	56,011
	BAT Capital Corp.	3.462%	9/6/2029	7,693	7,423
	BAT Capital Corp.	4.906%	4/2/2030	11,805	11,865
	BAT Capital Corp.	6.343%	8/2/2030	12,000	12,685
	BAT Capital Corp.	5.834%	2/20/2031	13,000	13,542
	BAT Capital Corp.	2.726%	3/25/2031	24,000	21,917
	BAT Capital Corp.	4.742%	3/16/2032	11,100	11,051
	BAT Capital Corp.	5.350%	8/15/2032	21,871	22,384
	BAT Capital Corp.	4.625%	3/22/2033	10,000	9,785
	BAT Capital Corp.	6.421%	8/2/2033	13,905	15,029
	BAT Capital Corp.	6.000%	2/20/2034	10,003	10,551
	BAT Capital Corp.	5.625%	8/15/2035	12,768	13,164
	BAT Capital Corp.	4.390%	8/15/2037	34,975	31,976
	BAT Capital Corp.	7.079%	8/2/2043	12,000	13,353
	BAT Capital Corp.	4.540%	8/15/2047	23,406	19,316
	BAT Capital Corp.	4.758%	9/6/2049	9,875	8,287
	BAT Capital Corp.	5.282%	4/2/2050	8,450	7,623
	BAT Capital Corp.	5.650%	3/16/2052	7,000	6,599
	BAT Capital Corp.	7.081%	8/2/2053	15,000	16,927
	BAT Capital Corp.	6.250%	8/15/2055	8,661	8,864
	BAT International Finance plc	4.448%	3/16/2028	10,500	10,477
	BAT International Finance plc	5.931%	2/2/2029	30,600	31,551
	Brown-Forman Corp.	4.750%	4/15/2033	12,000	11,857
	Brown-Forman Corp.	4.500%	7/15/2045	3,895	3,342
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	3,750	3,717
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	18,440	18,335
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	12,250	11,180
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	7,943	7,844
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	12,735	12,302
37

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	15,000	14,926
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	8,917	8,856
Campbell's Co.	4.150%	3/15/2028	11,950	11,841
Campbell's Co.	5.200%	3/21/2029	16,400	16,546
Campbell's Co.	2.375%	4/24/2030	5,450	4,940
Campbell's Co.	4.550%	3/21/2031	10,182	9,908
Campbell's Co.	5.400%	3/21/2034	11,383	11,222
Campbell's Co.	4.750%	3/23/2035	13,025	12,158
Campbell's Co.	3.125%	4/24/2050	5,000	3,086
Church & Dwight Co. Inc.	3.150%	8/1/2027	3,575	3,532
Church & Dwight Co. Inc.	3.950%	8/1/2047	3,350	2,646
Church & Dwight Co. Inc.	5.000%	6/15/2052	13,000	11,794
Clorox Co.	3.100%	10/1/2027	6,100	5,999
Clorox Co.	3.900%	5/15/2028	3,500	3,459
Clorox Co.	1.800%	5/15/2030	9,313	8,340
Clorox Co.	4.700%	5/15/2031	5,200	5,166
Clorox Co.	4.600%	5/1/2032	4,490	4,404
Clorox Co.	4.950%	5/15/2033	3,600	3,565
Clorox Co.	5.250%	5/15/2036	7,025	6,998
Coca-Cola Co.	1.000%	3/15/2028	8,000	7,581
Coca-Cola Co.	3.450%	3/25/2030	10,125	9,820
Coca-Cola Co.	1.650%	6/1/2030	35,093	31,659
Coca-Cola Co.	2.000%	3/5/2031	19,400	17,423
Coca-Cola Co.	1.375%	3/15/2031	14,400	12,559
Coca-Cola Co.	2.250%	1/5/2032	34,500	30,855
Coca-Cola Co.	5.000%	5/13/2034	7,500	7,679
Coca-Cola Co.	4.650%	8/14/2034	16,358	16,340
Coca-Cola Co.	2.500%	6/1/2040	12,100	8,884
Coca-Cola Co.	2.875%	5/5/2041	6,000	4,574
Coca-Cola Co.	2.600%	6/1/2050	21,475	13,181
Coca-Cola Co.	3.000%	3/5/2051	8,100	5,361
Coca-Cola Co.	2.500%	3/15/2051	27,325	16,244
Coca-Cola Co.	5.300%	5/13/2054	4,827	4,659
Coca-Cola Co.	5.200%	1/14/2055	20,453	19,503
Coca-Cola Co.	5.400%	5/13/2064	31,647	30,515
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	8,350	8,505
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	3,392	3,479
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	13,600	12,707
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	4,275	3,562
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	5,154	5,124
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	10,800	10,396
Colgate-Palmolive Co.	3.100%	8/15/2027	5,000	4,944
Colgate-Palmolive Co.	4.600%	3/1/2028	10,000	10,064
Colgate-Palmolive Co.	3.250%	8/15/2032	10,000	9,351
Conagra Brands Inc.	1.375%	11/1/2027	19,822	18,985
Conagra Brands Inc.	4.850%	11/1/2028	15,450	15,469
Conagra Brands Inc.	5.000%	8/1/2030	5,250	5,241
Conagra Brands Inc.	5.750%	8/1/2035	8,200	8,277
Conagra Brands Inc.	5.300%	11/1/2038	21,530	20,390
Conagra Brands Inc.	5.400%	11/1/2048	4,317	3,794
Constellation Brands Inc.	3.600%	2/15/2028	7,070	6,962
Constellation Brands Inc.	4.800%	1/15/2029	7,500	7,520
Constellation Brands Inc.	3.150%	8/1/2029	9,700	9,275
Constellation Brands Inc.	2.875%	5/1/2030	5,808	5,425
Constellation Brands Inc.	4.800%	5/1/2030	1,750	1,755
Constellation Brands Inc.	4.850%	5/6/2031	7,600	7,598
Constellation Brands Inc.	2.250%	8/1/2031	17,670	15,595
Constellation Brands Inc.	4.750%	5/9/2032	9,390	9,282
Constellation Brands Inc.	4.900%	5/1/2033	15,800	15,626
Constellation Brands Inc.	4.950%	11/1/2035	7,450	7,247
Constellation Brands Inc.	4.500%	5/9/2047	7,883	6,579
Constellation Brands Inc.	4.100%	2/15/2048	9,550	7,482
Constellation Brands Inc.	5.250%	11/15/2048	4,375	4,018
Constellation Brands Inc.	3.750%	5/1/2050	3,025	2,232
Costco Wholesale Corp.	1.600%	4/20/2030	14,873	13,444
Costco Wholesale Corp.	1.750%	4/20/2032	16,558	14,339
Delhaize America LLC	9.000%	4/15/2031	1,930	2,249
Diageo Capital plc	5.300%	10/24/2027	7,080	7,161
Diageo Capital plc	2.375%	10/24/2029	10,600	9,880
Diageo Capital plc	2.000%	4/29/2030	8,460	7,679
38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Capital plc	2.125%	4/29/2032	9,824	8,512
	Diageo Capital plc	5.500%	1/24/2033	14,000	14,446
	Diageo Capital plc	5.625%	10/5/2033	10,325	10,761
	Diageo Capital plc	5.875%	9/30/2036	1,500	1,587
	Diageo Capital plc	3.875%	4/29/2043	17,969	14,467
	Diageo Investment Corp.	5.125%	8/15/2030	7,846	7,971
	Diageo Investment Corp.	5.625%	4/15/2035	5,286	5,462
	Diageo Investment Corp.	7.450%	4/15/2035	1,450	1,692
	Diageo Investment Corp.	4.250%	5/11/2042	1,512	1,297
	Dollar General Corp.	4.125%	5/1/2028	12,884	12,781
	Dollar General Corp.	5.200%	7/5/2028	1,491	1,507
	Dollar General Corp.	3.500%	4/3/2030	4,464	4,259
	Dollar General Corp.	5.000%	11/1/2032	3,566	3,551
	Dollar General Corp.	5.450%	7/5/2033	10,900	11,076
	Dollar General Corp.	4.125%	4/3/2050	4,062	3,166
	Dollar General Corp.	5.500%	11/1/2052	10,000	9,587
	Dollar Tree Inc.	4.200%	5/15/2028	22,112	21,942
	Dollar Tree Inc.	2.650%	12/1/2031	5,281	4,712
	Dollar Tree Inc.	3.375%	12/1/2051	14,175	9,480
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	5,000	4,989
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	15,600	14,526
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	11,000	9,723
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,362	7,225
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	8,000	8,468
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	3,902	2,573
	Flowers Foods Inc.	2.400%	3/15/2031	11,381	9,871
	Flowers Foods Inc.	6.200%	3/15/2055	4,700	4,030
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	5,000	4,358
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	17,376	12,617
	General Mills Inc.	4.200%	4/17/2028	32,580	32,378
	General Mills Inc.	4.875%	1/30/2030	8,250	8,289
	General Mills Inc.	2.875%	4/15/2030	6,891	6,451
	General Mills Inc.	4.950%	3/29/2033	14,987	14,874
	General Mills Inc.	5.250%	1/30/2035	20,300	20,336
	General Mills Inc.	5.400%	6/15/2040	5,050	4,939
	Haleon US Capital LLC	3.375%	3/24/2029	11,650	11,284
	Haleon US Capital LLC	3.625%	3/24/2032	36,500	34,164
	Haleon US Capital LLC	4.000%	3/24/2052	14,625	11,460
	Hershey Co.	4.250%	5/4/2028	6,427	6,413
	Hershey Co.	4.750%	2/24/2030	4,050	4,086
	Hershey Co.	4.500%	5/4/2033	6,670	6,604
	Hershey Co.	5.100%	2/24/2035	10,000	10,163
	Hormel Foods Corp.	1.700%	6/3/2028	13,760	13,070
	Hormel Foods Corp.	1.800%	6/11/2030	8,575	7,713
	Hormel Foods Corp.	3.050%	6/3/2051	10,002	6,556
	Ingredion Inc.	2.900%	6/1/2030	8,075	7,549
	Ingredion Inc.	3.900%	6/1/2050	1,650	1,239
	J M Smucker Co.	2.375%	3/15/2030	7,875	7,262
	J M Smucker Co.	6.200%	11/15/2033	12,000	12,796
	J M Smucker Co.	4.250%	3/15/2035	14,550	13,538
	J M Smucker Co.	6.500%	11/15/2043	9,270	9,968
	J M Smucker Co.	4.375%	3/15/2045	5,000	4,210
	J M Smucker Co.	6.500%	11/15/2053	14,800	16,138
	JBS NV	3.000%	2/2/2029	3,057	2,934
	JBS NV	3.750%	12/1/2031	7,000	6,536
	JBS NV	3.625%	1/15/2032	670	620
	JBS NV	3.000%	5/15/2032	3,000	2,663
	JBS NV	5.750%	4/1/2033	19,801	20,301
	JBS NV	6.750%	3/15/2034	1,612	1,756
	JBS NV	5.950%	4/20/2035	11,450	11,797
	JBS NV	5.500%	1/15/2036	11,050	11,012
[8]	JBS NV	5.625%	3/10/2037	31,858	31,661
	JBS NV	4.375%	2/2/2052	24,625	18,551
	JBS NV	6.500%	12/1/2052	22,700	22,926
	JBS NV	7.250%	11/15/2053	10,466	11,430
	JBS NV	6.375%	2/25/2055	13,040	13,009
	JBS NV	6.250%	3/1/2056	22,269	21,775
[8]	JBS NV	6.400%	5/10/2057	17,250	17,155
	JBS NV	6.375%	4/15/2066	11,700	11,417
	Kellanova	3.400%	11/15/2027	10,475	10,349
39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kellanova	4.300%	5/15/2028	4,850	4,840
[3]	Kellanova	7.450%	4/1/2031	8,000	8,931
	Kellanova	4.500%	4/1/2046	7,650	6,574
	Kellanova	5.750%	5/16/2054	3,250	3,216
	Kenvue Inc.	5.050%	3/22/2028	10,500	10,603
	Kenvue Inc.	5.000%	3/22/2030	12,000	12,149
	Kenvue Inc.	4.900%	3/22/2033	24,105	24,204
	Kenvue Inc.	5.100%	3/22/2043	14,800	14,104
	Kenvue Inc.	5.050%	3/22/2053	16,000	14,612
	Kenvue Inc.	5.200%	3/22/2063	8,200	7,446
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	17,535	17,174
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	23,750	22,348
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,000	1,978
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	3,000	2,664
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	8,450	8,526
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	11,000	10,435
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	11,810	11,843
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	26,350	26,032
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	4,000	3,219
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,100	5,067
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	7,173	4,706
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	16,000	12,847
	Kimberly-Clark Corp.	3.200%	4/25/2029	7,875	7,616
	Kimberly-Clark Corp.	2.000%	11/2/2031	7,200	6,336
	Kimberly-Clark Corp.	5.300%	3/1/2041	8,275	8,293
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	2,123	2,146
	Kraft Heinz Foods Co.	3.750%	4/1/2030	4,050	3,915
	Kraft Heinz Foods Co.	5.400%	3/15/2035	4,000	4,026
	Kraft Heinz Foods Co.	5.000%	7/15/2035	10,900	10,612
	Kraft Heinz Foods Co.	6.875%	1/26/2039	8,000	8,766
	Kraft Heinz Foods Co.	4.625%	10/1/2039	10,000	8,910
	Kraft Heinz Foods Co.	6.500%	2/9/2040	6,875	7,261
	Kraft Heinz Foods Co.	5.000%	6/4/2042	19,025	17,036
	Kraft Heinz Foods Co.	5.200%	7/15/2045	17,050	15,198
	Kraft Heinz Foods Co.	4.375%	6/1/2046	7,256	5,786
	Kraft Heinz Foods Co.	4.875%	10/1/2049	27,950	23,439
	Kraft Heinz Foods Co.	5.500%	6/1/2050	10,450	9,505
	Kroger Co.	4.500%	1/15/2029	1,435	1,433
[3]	Kroger Co.	7.700%	6/1/2029	4,025	4,346
	Kroger Co.	8.000%	9/15/2029	6,150	6,777
	Kroger Co.	2.200%	5/1/2030	5,031	4,584
	Kroger Co.	1.700%	1/15/2031	6,102	5,349
	Kroger Co.	7.500%	4/1/2031	1,125	1,256
	Kroger Co.	5.000%	9/15/2034	29,730	29,307
	Kroger Co.	6.900%	4/15/2038	3,327	3,729
	Kroger Co.	5.400%	7/15/2040	4,010	3,920
	Kroger Co.	5.000%	4/15/2042	4,524	4,182
	Kroger Co.	5.150%	8/1/2043	2,350	2,184
	Kroger Co.	3.875%	10/15/2046	14,619	11,126
	Kroger Co.	4.450%	2/1/2047	27,409	22,634
	Kroger Co.	4.650%	1/15/2048	3,191	2,702
	Kroger Co.	5.400%	1/15/2049	7,185	6,712
	Kroger Co.	3.950%	1/15/2050	7,745	5,814
	Kroger Co.	5.500%	9/15/2054	19,212	18,032
	Kroger Co.	5.650%	9/15/2064	18,314	17,175
[8]	Maple Parent Holdings Corp.	4.750%	3/26/2029	2,000	1,997
[8]	Maple Parent Holdings Corp.	6.625%	3/26/2056	9,154	9,622
	McCormick & Co. Inc.	3.400%	8/15/2027	10,500	10,381
	McCormick & Co. Inc.	4.150%	2/15/2029	3,400	3,362
	McCormick & Co. Inc.	1.850%	2/15/2031	9,390	8,277
	McCormick & Co. Inc.	4.950%	4/15/2033	5,840	5,810
	McCormick & Co. Inc.	4.700%	10/15/2034	8,750	8,470
	Molson Coors Beverage Co.	4.900%	7/8/2031	6,425	6,413
	Molson Coors Beverage Co.	5.500%	7/8/2036	20,875	20,978
	Molson Coors Beverage Co.	5.000%	5/1/2042	10,925	9,944
	Molson Coors Beverage Co.	4.200%	7/15/2046	20,725	16,538
	Mondelez International Inc.	4.250%	5/6/2028	8,300	8,263
	Mondelez International Inc.	4.125%	5/7/2028	25,100	24,904
	Mondelez International Inc.	4.750%	2/20/2029	20,650	20,752
	Mondelez International Inc.	2.750%	4/13/2030	9,006	8,411
40

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	1.500%	2/4/2031	5,100	4,437
Mondelez International Inc.	3.000%	3/17/2032	7,750	7,034
Mondelez International Inc.	1.875%	10/15/2032	14,245	12,172
Mondelez International Inc.	5.125%	5/6/2035	4,000	4,011
Mondelez International Inc.	2.625%	9/4/2050	15,275	9,240
PepsiCo Inc.	3.000%	10/15/2027	22,525	22,196
PepsiCo Inc.	4.450%	2/7/2028	490	491
PepsiCo Inc.	4.450%	5/15/2028	10,675	10,709
PepsiCo Inc.	4.100%	1/15/2029	12,550	12,476
PepsiCo Inc.	7.000%	3/1/2029	3,527	3,764
PepsiCo Inc.	2.625%	7/29/2029	6,909	6,563
PepsiCo Inc.	2.750%	3/19/2030	27,510	25,919
PepsiCo Inc.	1.625%	5/1/2030	16,520	14,884
PepsiCo Inc.	4.300%	7/23/2030	6,000	5,993
PepsiCo Inc.	1.400%	2/25/2031	9,200	8,028
PepsiCo Inc.	1.950%	10/21/2031	19,900	17,504
PepsiCo Inc.	3.900%	7/18/2032	8,951	8,655
PepsiCo Inc.	4.650%	7/23/2032	19,900	19,991
PepsiCo Inc.	5.000%	2/7/2035	8,635	8,683
PepsiCo Inc.	5.000%	7/23/2035	41,050	41,331
PepsiCo Inc.	5.500%	1/15/2040	6,500	6,655
PepsiCo Inc.	3.500%	3/19/2040	9,500	7,902
PepsiCo Inc.	2.625%	10/21/2041	11,353	8,152
PepsiCo Inc.	4.000%	3/5/2042	3,900	3,318
PepsiCo Inc.	3.600%	8/13/2042	2,200	1,767
PepsiCo Inc.	4.250%	10/22/2044	3,525	3,020
PepsiCo Inc.	4.450%	4/14/2046	11,925	10,384
PepsiCo Inc.	3.450%	10/6/2046	15,075	11,227
PepsiCo Inc.	3.375%	7/29/2049	14,020	10,006
PepsiCo Inc.	2.875%	10/15/2049	9,400	6,131
PepsiCo Inc.	3.625%	3/19/2050	16,308	12,174
PepsiCo Inc.	2.750%	10/21/2051	10,500	6,534
PepsiCo Inc.	4.200%	7/18/2052	10,760	8,769
PepsiCo Inc.	4.650%	2/15/2053	5,000	4,395
PepsiCo Inc.	5.250%	7/17/2054	11,100	10,697
PepsiCo Inc.	3.875%	3/19/2060	2,000	1,503
Philip Morris International Inc.	3.125%	8/17/2027	11,934	11,788
Philip Morris International Inc.	4.375%	11/1/2027	4,450	4,447
Philip Morris International Inc.	5.125%	11/17/2027	15,000	15,140
Philip Morris International Inc.	4.875%	2/15/2028	41,998	42,261
Philip Morris International Inc.	4.125%	4/28/2028	8,250	8,206
Philip Morris International Inc.	5.250%	9/7/2028	6,030	6,122
Philip Morris International Inc.	3.875%	10/27/2028	5,150	5,081
Philip Morris International Inc.	4.875%	2/13/2029	8,735	8,802
Philip Morris International Inc.	4.125%	4/27/2029	16,669	16,491
Philip Morris International Inc.	4.625%	11/1/2029	9,250	9,260
Philip Morris International Inc.	5.625%	11/17/2029	20,770	21,401
Philip Morris International Inc.	5.125%	2/15/2030	27,345	27,761
Philip Morris International Inc.	4.375%	4/30/2030	9,375	9,280
Philip Morris International Inc.	2.100%	5/1/2030	1,700	1,550
Philip Morris International Inc.	5.500%	9/7/2030	13,494	13,906
Philip Morris International Inc.	4.000%	10/29/2030	11,140	10,848
Philip Morris International Inc.	1.750%	11/1/2030	20,199	17,889
Philip Morris International Inc.	5.125%	2/13/2031	16,000	16,290
Philip Morris International Inc.	4.750%	11/1/2031	9,000	9,016
Philip Morris International Inc.	4.250%	10/29/2032	20,477	19,847
Philip Morris International Inc.	5.750%	11/17/2032	30,000	31,419
Philip Morris International Inc.	5.375%	2/15/2033	28,707	29,471
Philip Morris International Inc.	5.625%	9/7/2033	13,472	14,008
Philip Morris International Inc.	5.250%	2/13/2034	28,047	28,507
Philip Morris International Inc.	4.900%	11/1/2034	2,500	2,482
Philip Morris International Inc.	4.875%	4/30/2035	24,965	24,611
Philip Morris International Inc.	4.625%	10/29/2035	18,910	18,199
Philip Morris International Inc.	4.875%	4/29/2036	5,588	5,472
Philip Morris International Inc.	6.375%	5/16/2038	7,600	8,311
Philip Morris International Inc.	4.375%	11/15/2041	27,808	24,287
Philip Morris International Inc.	4.500%	3/20/2042	8,995	7,909
Philip Morris International Inc.	3.875%	8/21/2042	25,802	21,003
Philip Morris International Inc.	4.125%	3/4/2043	12,640	10,586
Philip Morris International Inc.	4.875%	11/15/2043	3,529	3,212
41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.250%	11/10/2044	8,935	7,514
	Pilgrim's Pride Corp.	4.250%	4/15/2031	9,800	9,402
	Pilgrim's Pride Corp.	3.500%	3/1/2032	15,213	13,845
	Pilgrim's Pride Corp.	6.250%	7/1/2033	6,092	6,353
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5,500	5,937
	Procter & Gamble Co.	2.850%	8/11/2027	6,575	6,479
	Procter & Gamble Co.	4.350%	1/29/2029	12,700	12,745
	Procter & Gamble Co.	3.000%	3/25/2030	30,127	28,697
	Procter & Gamble Co.	4.050%	5/1/2030	3,450	3,420
	Procter & Gamble Co.	1.200%	10/29/2030	15,351	13,440
	Procter & Gamble Co.	4.100%	11/3/2032	13,150	12,854
	Procter & Gamble Co.	4.050%	1/26/2033	9,475	9,289
	Procter & Gamble Co.	4.550%	1/29/2034	25,500	25,405
	Procter & Gamble Co.	4.600%	5/1/2035	5,650	5,611
	Procter & Gamble Co.	4.350%	11/3/2035	13,375	12,954
	Procter & Gamble Co.	5.550%	3/5/2037	4,500	4,778
	Reynolds American Inc.	5.700%	8/15/2035	15,788	16,257
	Reynolds American Inc.	7.250%	6/15/2037	4,800	5,453
[3]	Reynolds American Inc.	8.125%	5/1/2040	2,239	2,673
[3]	Reynolds American Inc.	7.000%	8/4/2041	2,040	2,228
	Reynolds American Inc.	6.150%	9/15/2043	8,575	8,681
	Reynolds American Inc.	5.850%	8/15/2045	43,590	42,950
	Sysco Corp.	3.250%	7/15/2027	14,864	14,697
	Sysco Corp.	5.750%	1/17/2029	6,000	6,150
	Sysco Corp.	5.950%	4/1/2030	5,058	5,244
	Sysco Corp.	5.100%	9/23/2030	8,225	8,304
	Sysco Corp.	4.400%	7/25/2031	3,200	3,119
	Sysco Corp.	2.450%	12/14/2031	5,650	5,019
	Sysco Corp.	6.000%	1/17/2034	7,250	7,618
	Sysco Corp.	5.400%	3/23/2035	6,525	6,554
	Sysco Corp.	4.950%	3/25/2036	7,833	7,526
	Sysco Corp.	6.600%	4/1/2040	8,415	9,114
	Sysco Corp.	4.500%	4/1/2046	8,950	7,462
	Sysco Corp.	4.450%	3/15/2048	7,425	6,044
	Sysco Corp.	3.300%	2/15/2050	9,262	6,216
	Sysco Corp.	6.600%	4/1/2050	14,832	15,780
	Sysco Corp.	3.150%	12/14/2051	7,700	4,904
	Target Corp.	4.350%	6/15/2028	4,745	4,745
	Target Corp.	3.375%	4/15/2029	11,850	11,540
	Target Corp.	2.350%	2/15/2030	1,730	1,605
	Target Corp.	2.650%	9/15/2030	2,000	1,852
	Target Corp.	4.500%	9/15/2032	4,245	4,233
	Target Corp.	4.400%	1/15/2033	2,010	1,987
	Target Corp.	4.500%	9/15/2034	36,016	34,940
	Target Corp.	5.000%	4/15/2035	7,700	7,709
	Target Corp.	5.250%	2/15/2036	30,789	31,308
	Target Corp.	6.500%	10/15/2037	5,208	5,781
	Target Corp.	4.000%	7/1/2042	13,250	11,097
	Target Corp.	3.625%	4/15/2046	4,046	3,075
	Target Corp.	2.950%	1/15/2052	21,600	13,764
	Target Corp.	4.800%	1/15/2053	12,000	10,691
	Tyson Foods Inc.	4.350%	3/1/2029	17,500	17,359
	Tyson Foods Inc.	5.400%	3/15/2029	4,000	4,074
	Tyson Foods Inc.	5.700%	3/15/2034	14,000	14,404
	Tyson Foods Inc.	4.875%	8/15/2034	4,000	3,895
	Tyson Foods Inc.	4.950%	2/20/2036	7,000	6,798
	Tyson Foods Inc.	5.150%	8/15/2044	5,625	5,180
	Tyson Foods Inc.	5.100%	9/28/2048	24,063	21,701
	Unilever Capital Corp.	4.250%	8/12/2027	5,000	5,002
	Unilever Capital Corp.	4.875%	9/8/2028	7,500	7,582
	Unilever Capital Corp.	2.125%	9/6/2029	23,366	21,808
	Unilever Capital Corp.	1.375%	9/14/2030	2,500	2,207
	Unilever Capital Corp.	1.750%	8/12/2031	5,900	5,140
	Unilever Capital Corp.	5.900%	11/15/2032	14,200	15,168
	Unilever Capital Corp.	5.000%	12/8/2033	11,900	12,093
	Unilever Capital Corp.	4.625%	8/12/2034	10,000	9,844
[3]	Unilever Capital Corp.	2.625%	8/12/2051	12,457	7,693
	Walmart Inc.	3.950%	9/9/2027	2,667	2,661
	Walmart Inc.	3.700%	6/26/2028	7,234	7,165
	Walmart Inc.	4.000%	4/30/2029	4,744	4,707
42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.250%	7/8/2029	21,465	20,905
	Walmart Inc.	2.375%	9/24/2029	13,623	12,838
	Walmart Inc.	4.350%	4/28/2030	12,655	12,675
	Walmart Inc.	4.150%	4/30/2031	9,500	9,393
	Walmart Inc.	1.800%	9/22/2031	3,000	2,650
	Walmart Inc.	4.150%	9/9/2032	3,700	3,644
	Walmart Inc.	4.450%	4/30/2033	8,157	8,071
	Walmart Inc.	4.900%	4/28/2035	37,264	37,580
	Walmart Inc.	5.250%	9/1/2035	13,067	13,490
	Walmart Inc.	4.750%	4/30/2036	7,591	7,531
	Walmart Inc.	6.200%	4/15/2038	13,580	15,076
	Walmart Inc.	3.950%	6/28/2038	14,675	13,464
	Walmart Inc.	4.000%	4/11/2043	11,385	9,650
	Walmart Inc.	4.300%	4/22/2044	7,800	6,947
	Walmart Inc.	3.625%	12/15/2047	19,378	15,121
	Walmart Inc.	4.050%	6/29/2048	7,647	6,266
	Walmart Inc.	2.950%	9/24/2049	8,470	5,692
	Walmart Inc.	2.650%	9/22/2051	12,045	7,474
					5,183,821
Energy (1.7%)
	Antero Resources Corp.	5.400%	2/1/2036	11,400	11,194
[3]	APA Corp.	4.250%	1/15/2030	8,027	7,888
	APA Corp.	6.750%	2/15/2055	13,325	13,909
	Baker Hughes Holdings LLC	4.050%	3/11/2029	7,700	7,590
	Baker Hughes Holdings LLC	4.350%	6/15/2031	11,168	10,946
	Baker Hughes Holdings LLC	4.650%	6/15/2033	7,218	7,058
	Baker Hughes Holdings LLC	5.000%	6/15/2036	46,255	45,247
	Baker Hughes Holdings LLC	5.125%	9/15/2040	5,640	5,409
	Baker Hughes Holdings LLC	4.080%	12/15/2047	10,500	8,336
	Baker Hughes Holdings LLC	5.850%	6/15/2056	29,926	29,566
	Boardwalk Pipelines LP	4.450%	7/15/2027	21,695	21,662
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,000	2,771
	Boardwalk Pipelines LP	5.625%	8/1/2034	10,000	10,197
	Boardwalk Pipelines LP	5.375%	2/15/2036	11,425	11,361
	BP Capital Markets America Inc.	5.017%	11/17/2027	12,510	12,622
	BP Capital Markets America Inc.	3.937%	9/21/2028	9,750	9,633
	BP Capital Markets America Inc.	4.234%	11/6/2028	34,680	34,447
	BP Capital Markets America Inc.	4.699%	4/10/2029	5,855	5,877
	BP Capital Markets America Inc.	4.970%	10/17/2029	6,120	6,189
	BP Capital Markets America Inc.	4.868%	11/25/2029	16,750	16,901
	BP Capital Markets America Inc.	3.633%	4/6/2030	13,910	13,441
	BP Capital Markets America Inc.	1.749%	8/10/2030	6,466	5,773
	BP Capital Markets America Inc.	2.721%	1/12/2032	20,000	17,988
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,000	23,840
	BP Capital Markets America Inc.	4.893%	9/11/2033	43,750	43,548
	BP Capital Markets America Inc.	4.989%	4/10/2034	9,611	9,602
	BP Capital Markets America Inc.	5.227%	11/17/2034	46,453	47,060
	BP Capital Markets America Inc.	3.060%	6/17/2041	37,750	28,418
	BP Capital Markets America Inc.	3.000%	2/24/2050	23,664	15,351
	BP Capital Markets America Inc.	2.772%	11/10/2050	18,655	11,481
	BP Capital Markets America Inc.	2.939%	6/4/2051	46,100	29,182
	BP Capital Markets America Inc.	3.001%	3/17/2052	11,625	7,406
	BP Capital Markets America Inc.	3.379%	2/8/2061	16,400	10,566
	BP Capital Markets plc	3.279%	9/19/2027	22,573	22,319
	BP Capital Markets plc	3.723%	11/28/2028	12,825	12,590
	Burlington Resources LLC	7.200%	8/15/2031	5,472	6,073
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	9,300	9,393
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,000	8,416
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	14,775	16,330
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,845	4,153
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	2,500	2,523
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	3,212	3,344
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	7,965	8,583
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	5,723	6,039
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	9,035	9,873
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	7,500	6,655
	Cenovus Energy Inc.	4.650%	3/20/2031	3,850	3,801
	Cenovus Energy Inc.	2.650%	1/15/2032	5,600	4,999
	Cenovus Energy Inc.	5.400%	3/20/2036	6,750	6,685
43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.250%	6/15/2037	2,889	2,801
	Cenovus Energy Inc.	6.750%	11/15/2039	2,504	2,755
	Cenovus Energy Inc.	5.400%	6/15/2047	7,462	6,881
	Cenovus Energy Inc.	3.750%	2/15/2052	14,400	10,265
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	16,250	15,710
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	7,900	6,716
	Cheniere Energy Inc.	4.625%	10/15/2028	13,674	13,644
	Cheniere Energy Inc.	5.650%	4/15/2034	17,590	18,049
[8]	Cheniere Energy Inc.	5.200%	7/30/2036	6,643	6,535
[8]	Cheniere Energy Inc.	6.000%	7/30/2056	9,100	9,095
	Cheniere Energy Partners LP	4.500%	10/1/2029	15,400	15,284
	Cheniere Energy Partners LP	4.000%	3/1/2031	36,110	34,766
	Cheniere Energy Partners LP	3.250%	1/31/2032	20,100	18,452
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,498	6,785
	Cheniere Energy Partners LP	5.750%	8/15/2034	20,300	20,930
	Cheniere Energy Partners LP	5.550%	10/30/2035	17,850	18,127
[8]	Cheniere Energy Partners LP	5.350%	11/30/2036	32,600	32,434
[8]	Cheniere Energy Partners LP	6.050%	11/30/2056	5,800	5,857
	Chevron Corp.	2.236%	5/11/2030	18,468	16,986
	Chevron USA Inc.	1.018%	8/12/2027	9,167	8,862
	Chevron USA Inc.	3.950%	8/13/2027	13,611	13,590
	Chevron USA Inc.	4.475%	2/26/2028	5,350	5,364
	Chevron USA Inc.	4.050%	8/13/2028	22,363	22,251
	Chevron USA Inc.	3.250%	10/15/2029	8,000	7,712
	Chevron USA Inc.	4.687%	4/15/2030	31,318	31,536
	Chevron USA Inc.	4.300%	10/15/2030	7,248	7,207
	Chevron USA Inc.	4.819%	4/15/2032	6,855	6,923
	Chevron USA Inc.	4.500%	10/15/2032	19,043	18,951
	Chevron USA Inc.	4.980%	4/15/2035	3,199	3,218
	Chevron USA Inc.	4.850%	10/15/2035	27,950	27,855
	Chevron USA Inc.	5.250%	11/15/2043	6,550	6,485
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	5,342	4,861
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	7,600	5,782
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,300	5,188
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5,000	4,480
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	33,050	32,973
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	5,500	5,984
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	11,325	12,965
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	4,535	4,492
	ConocoPhillips	5.900%	10/15/2032	3,625	3,845
	ConocoPhillips	5.900%	5/15/2038	10,161	10,724
	ConocoPhillips	4.875%	10/1/2047	7,794	6,934
	ConocoPhillips Co.	4.700%	1/15/2030	20,800	20,867
	ConocoPhillips Co.	4.850%	1/15/2032	19,000	19,122
	ConocoPhillips Co.	5.000%	1/15/2035	24,700	24,654
	ConocoPhillips Co.	3.758%	3/15/2042	8,574	6,915
	ConocoPhillips Co.	4.300%	11/15/2044	8,848	7,408
	ConocoPhillips Co.	3.800%	3/15/2052	12,530	9,182
	ConocoPhillips Co.	5.550%	3/15/2054	11,000	10,636
	ConocoPhillips Co.	5.500%	1/15/2055	43,600	41,784
	ConocoPhillips Co.	4.025%	3/15/2062	18,503	13,502
	ConocoPhillips Co.	5.700%	9/15/2063	7,500	7,313
	ConocoPhillips Co.	5.650%	1/15/2065	25,840	24,919
	Continental Resources Inc.	4.375%	1/15/2028	7,577	7,527
	Continental Resources Inc.	4.900%	6/1/2044	8,900	7,274
	DCP Midstream Operating LP	5.625%	7/15/2027	6,343	6,398
	DCP Midstream Operating LP	5.125%	5/15/2029	3,488	3,527
	DCP Midstream Operating LP	8.125%	8/16/2030	3,400	3,823
	DCP Midstream Operating LP	3.250%	2/15/2032	6,631	6,052
	DCP Midstream Operating LP	5.600%	4/1/2044	4,000	3,853
[8]	Devon Energy Corp.	4.375%	3/15/2029	3,280	3,252
	Devon Energy Corp.	4.500%	1/15/2030	2,698	2,678
	Devon Energy Corp.	7.875%	9/30/2031	3,030	3,454
	Devon Energy Corp.	7.950%	4/15/2032	3,314	3,799
[8]	Devon Energy Corp.	5.600%	3/15/2034	5,800	5,946
[8]	Devon Energy Corp.	5.400%	2/15/2035	2,400	2,419
	Devon Energy Corp.	4.750%	5/15/2042	16,362	14,583
	Devon Energy Corp.	5.000%	6/15/2045	1,850	1,659
	Devon Energy Corp.	5.750%	9/15/2054	21,300	20,523
[8]	Devon Energy Corp.	5.900%	2/15/2055	10,635	10,481
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	3.500%	12/1/2029	8,750	8,438
	Diamondback Energy Inc.	5.150%	1/30/2030	34,759	35,264
	Diamondback Energy Inc.	3.125%	3/24/2031	12,925	12,017
	Diamondback Energy Inc.	6.250%	3/15/2033	10,500	11,172
	Diamondback Energy Inc.	5.400%	4/18/2034	39,303	39,859
	Diamondback Energy Inc.	5.550%	4/1/2035	23,261	23,733
	Diamondback Energy Inc.	6.250%	3/15/2053	7,690	7,966
	Diamondback Energy Inc.	5.750%	4/18/2054	23,005	22,364
	Diamondback Energy Inc.	5.900%	4/18/2064	15,015	14,744
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	14,150	14,634
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	10,250	9,816
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	3,375	3,462
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	5,000	4,728
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5,478	4,712
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	4,725	5,472
	Enbridge Energy Partners LP	5.500%	9/15/2040	9,573	9,394
	Enbridge Energy Partners LP	7.375%	10/15/2045	5,880	6,795
	Enbridge Inc.	3.700%	7/15/2027	6,675	6,629
	Enbridge Inc.	4.600%	6/20/2028	2,225	2,225
	Enbridge Inc.	6.000%	11/15/2028	8,180	8,425
	Enbridge Inc.	4.200%	11/20/2028	5,150	5,103
	Enbridge Inc.	5.300%	4/5/2029	9,080	9,228
	Enbridge Inc.	3.125%	11/15/2029	14,295	13,608
	Enbridge Inc.	4.900%	6/20/2030	26,025	26,103
	Enbridge Inc.	6.200%	11/15/2030	37,630	39,580
	Enbridge Inc.	4.500%	2/15/2031	8,887	8,753
	Enbridge Inc.	5.700%	3/8/2033	26,395	27,258
	Enbridge Inc.	2.500%	8/1/2033	16,100	13,722
	Enbridge Inc.	5.625%	4/5/2034	23,800	24,499
	Enbridge Inc.	5.200%	11/20/2035	5,625	5,583
	Enbridge Inc.	5.450%	3/27/2036	12,200	12,324
	Enbridge Inc.	4.500%	6/10/2044	6,495	5,568
	Enbridge Inc.	5.500%	12/1/2046	6,615	6,317
	Enbridge Inc.	4.000%	11/15/2049	5,750	4,397
	Enbridge Inc.	3.400%	8/1/2051	15,800	10,729
	Enbridge Inc.	6.700%	11/15/2053	13,536	14,885
	Enbridge Inc.	5.950%	4/5/2054	15,900	15,958
	Enbridge Inc.	7.200%	6/27/2054	7,945	8,441
	Enbridge Inc.	7.375%	3/15/2055	3,750	3,944
	Energy Transfer LP	4.000%	10/1/2027	15,000	14,904
	Energy Transfer LP	5.550%	2/15/2028	23,280	23,600
	Energy Transfer LP	4.950%	5/15/2028	12,200	12,267
	Energy Transfer LP	4.950%	6/15/2028	13,110	13,181
	Energy Transfer LP	5.250%	4/15/2029	22,800	23,107
	Energy Transfer LP	5.250%	7/1/2029	4,244	4,310
	Energy Transfer LP	4.150%	9/15/2029	3,000	2,947
	Energy Transfer LP	5.200%	4/1/2030	4,375	4,442
	Energy Transfer LP	3.750%	5/15/2030	16,180	15,579
	Energy Transfer LP	6.400%	12/1/2030	10,870	11,506
	Energy Transfer LP	4.550%	1/15/2031	10,125	9,995
	Energy Transfer LP	5.750%	2/15/2033	17,060	17,662
	Energy Transfer LP	6.550%	12/1/2033	21,230	22,969
	Energy Transfer LP	5.550%	5/15/2034	12,810	13,019
	Energy Transfer LP	5.600%	9/1/2034	13,594	13,862
	Energy Transfer LP	4.900%	3/15/2035	4,100	3,992
	Energy Transfer LP	5.700%	4/1/2035	36,900	37,836
	Energy Transfer LP	5.350%	1/15/2036	7,165	7,139
	Energy Transfer LP	6.625%	10/15/2036	11,675	12,623
[3]	Energy Transfer LP	5.800%	6/15/2038	5,790	5,902
	Energy Transfer LP	7.500%	7/1/2038	6,132	7,076
	Energy Transfer LP	6.050%	6/1/2041	5,690	5,773
	Energy Transfer LP	6.500%	2/1/2042	11,926	12,602
	Energy Transfer LP	6.100%	2/15/2042	2,500	2,509
	Energy Transfer LP	4.950%	1/15/2043	2,850	2,521
	Energy Transfer LP	5.150%	2/1/2043	5,900	5,330
	Energy Transfer LP	5.950%	10/1/2043	4,300	4,212
	Energy Transfer LP	5.300%	4/1/2044	10,675	9,751
	Energy Transfer LP	5.150%	3/15/2045	6,329	5,637
	Energy Transfer LP	5.350%	5/15/2045	9,575	8,708
	Energy Transfer LP	6.125%	12/15/2045	14,450	14,355
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.300%	4/15/2047	10,051	9,012
	Energy Transfer LP	5.400%	10/1/2047	13,897	12,598
	Energy Transfer LP	6.000%	6/15/2048	11,300	10,982
	Energy Transfer LP	6.250%	4/15/2049	38,043	37,964
	Energy Transfer LP	5.000%	5/15/2050	34,500	29,219
	Energy Transfer LP	5.950%	5/15/2054	46,140	44,167
	Energy Transfer LP	6.050%	9/1/2054	19,019	18,479
	Energy Transfer LP	6.200%	4/1/2055	35,564	35,181
	Energy Transfer LP	6.300%	1/15/2056	4,826	4,846
	Eni USA Inc.	7.300%	11/15/2027	1,095	1,134
	Enterprise Products Operating LLC	4.300%	6/20/2028	9,625	9,592
	Enterprise Products Operating LLC	4.150%	10/16/2028	1,270	1,261
	Enterprise Products Operating LLC	3.125%	7/31/2029	17,940	17,205
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,900	11,201
	Enterprise Products Operating LLC	4.600%	1/15/2031	20,475	20,412
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,843	6,482
	Enterprise Products Operating LLC	4.850%	1/31/2034	11,220	11,125
	Enterprise Products Operating LLC	4.950%	2/15/2035	49,040	48,685
	Enterprise Products Operating LLC	5.200%	1/15/2036	4,000	4,014
	Enterprise Products Operating LLC	7.550%	4/15/2038	3,330	3,938
	Enterprise Products Operating LLC	6.125%	10/15/2039	5,845	6,241
	Enterprise Products Operating LLC	5.950%	2/1/2041	5,465	5,694
	Enterprise Products Operating LLC	4.850%	8/15/2042	12,293	11,339
	Enterprise Products Operating LLC	4.450%	2/15/2043	15,212	13,299
	Enterprise Products Operating LLC	4.850%	3/15/2044	22,326	20,390
	Enterprise Products Operating LLC	5.100%	2/15/2045	12,370	11,543
	Enterprise Products Operating LLC	4.900%	5/15/2046	16,450	14,818
	Enterprise Products Operating LLC	4.250%	2/15/2048	21,492	17,625
	Enterprise Products Operating LLC	4.800%	2/1/2049	13,298	11,678
	Enterprise Products Operating LLC	4.200%	1/31/2050	18,142	14,642
	Enterprise Products Operating LLC	3.700%	1/31/2051	4,203	3,095
	Enterprise Products Operating LLC	3.200%	2/15/2052	7,999	5,292
	Enterprise Products Operating LLC	3.300%	2/15/2053	14,300	9,581
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,761	1,564
	Enterprise Products Operating LLC	5.550%	2/16/2055	40,075	38,817
	Enterprise Products Operating LLC	3.950%	1/31/2060	11,600	8,449
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	5,100	5,079
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	6,715	6,684
	EOG Resources Inc.	4.400%	7/15/2028	4,575	4,566
	EOG Resources Inc.	4.375%	4/15/2030	11,695	11,584
	EOG Resources Inc.	4.400%	1/15/2031	4,950	4,884
	EOG Resources Inc.	5.000%	7/15/2032	20,223	20,359
	EOG Resources Inc.	3.900%	4/1/2035	2,000	1,828
	EOG Resources Inc.	5.350%	1/15/2036	21,805	22,039
	EOG Resources Inc.	4.950%	4/15/2050	9,900	8,841
	EOG Resources Inc.	5.650%	12/1/2054	23,805	23,304
	EOG Resources Inc.	5.950%	7/15/2055	8,675	8,838
	EQT Corp.	3.900%	10/1/2027	1,083	1,073
	EQT Corp.	5.700%	4/1/2028	9,945	10,108
	EQT Corp.	5.000%	1/15/2029	6,159	6,177
	EQT Corp.	7.000%	2/1/2030	9,600	10,211
	EQT Corp.	4.750%	1/15/2031	23,193	22,961
	EQT Corp.	5.750%	2/1/2034	7,690	7,858
	Expand Energy Corp.	5.375%	3/15/2030	18,915	18,990
	Expand Energy Corp.	4.750%	2/1/2032	10,570	10,300
	Expand Energy Corp.	5.700%	1/15/2035	12,120	12,245
	Exxon Mobil Corp.	2.440%	8/16/2029	9,750	9,212
	Exxon Mobil Corp.	3.482%	3/19/2030	33,116	32,069
	Exxon Mobil Corp.	2.610%	10/15/2030	42,855	39,747
	Exxon Mobil Corp.	2.995%	8/16/2039	11,504	9,107
	Exxon Mobil Corp.	4.227%	3/19/2040	31,450	28,331
	Exxon Mobil Corp.	3.567%	3/6/2045	16,653	12,852
	Exxon Mobil Corp.	4.114%	3/1/2046	13,400	11,082
	Exxon Mobil Corp.	3.095%	8/16/2049	29,434	19,911
	Exxon Mobil Corp.	4.327%	3/19/2050	31,490	26,278
	Exxon Mobil Corp.	3.452%	4/15/2051	26,183	18,660
	Halliburton Co.	2.920%	3/1/2030	10,200	9,575
	Halliburton Co.	4.850%	11/15/2035	16,325	15,853
	Halliburton Co.	6.700%	9/15/2038	7,480	8,244
	Halliburton Co.	7.450%	9/15/2039	33,169	38,779
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	4.500%	11/15/2041	3,500	3,062
	Halliburton Co.	4.750%	8/1/2043	14,075	12,384
	Halliburton Co.	5.000%	11/15/2045	19,117	17,108
	Helmerich & Payne Inc.	4.650%	12/1/2027	5,950	5,943
	Helmerich & Payne Inc.	4.850%	12/1/2029	4,200	4,194
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,400	4,838
	Helmerich & Payne Inc.	5.500%	12/1/2034	6,250	6,134
	Hess Corp.	7.300%	8/15/2031	9,785	10,893
	Hess Corp.	7.125%	3/15/2033	5,780	6,500
	Hess Corp.	6.000%	1/15/2040	15,050	15,838
	Hess Corp.	5.600%	2/15/2041	12,672	12,832
	Hess Corp.	5.800%	4/1/2047	2,100	2,119
	HF Sinclair Corp.	4.500%	10/1/2030	5,300	5,171
	HF Sinclair Corp.	5.750%	1/15/2031	7,600	7,762
	HF Sinclair Corp.	5.500%	9/1/2032	5,082	5,109
	HF Sinclair Corp.	6.250%	1/15/2035	10,100	10,476
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,930	2,138
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	3,085	3,475
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	5,000	5,180
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	6,875	7,433
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	13,771	15,397
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	9,675	10,375
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	4,200	4,517
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	650	758
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	5,100	5,395
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	9,504	9,320
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	4,380	3,985
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	6,690	5,875
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,137	4,646
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,400	8,960
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	2,629	2,473
	Kinder Morgan Inc.	4.300%	3/1/2028	8,821	8,787
	Kinder Morgan Inc.	5.100%	8/1/2029	3,600	3,644
	Kinder Morgan Inc.	5.150%	6/1/2030	2,200	2,237
	Kinder Morgan Inc.	2.000%	2/15/2031	11,390	10,070
[3]	Kinder Morgan Inc.	7.800%	8/1/2031	1,680	1,903
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	7,956	9,038
	Kinder Morgan Inc.	4.800%	2/1/2033	9,000	8,891
	Kinder Morgan Inc.	5.200%	6/1/2033	7,300	7,404
	Kinder Morgan Inc.	5.300%	12/1/2034	9,244	9,313
	Kinder Morgan Inc.	5.850%	6/1/2035	22,950	23,970
	Kinder Morgan Inc.	5.550%	6/1/2045	44,725	42,982
	Kinder Morgan Inc.	5.050%	2/15/2046	8,935	8,037
	Kinder Morgan Inc.	5.200%	3/1/2048	4,100	3,725
	Kinder Morgan Inc.	3.250%	8/1/2050	5,200	3,448
	Kinder Morgan Inc.	3.600%	2/15/2051	6,000	4,223
	Kinder Morgan Inc.	5.450%	8/1/2052	915	855
	Kinder Morgan Inc.	5.950%	8/1/2054	41,900	42,068
	Marathon Petroleum Corp.	3.800%	4/1/2028	3,825	3,776
	Marathon Petroleum Corp.	5.150%	3/1/2030	7,085	7,182
	Marathon Petroleum Corp.	5.700%	3/1/2035	48,045	49,319
	Marathon Petroleum Corp.	6.500%	3/1/2041	28,232	30,280
	Marathon Petroleum Corp.	4.750%	9/15/2044	7,430	6,493
	Marathon Petroleum Corp.	4.500%	4/1/2048	7,685	6,221
	Marathon Petroleum Corp.	5.000%	9/15/2054	19,640	16,826
	MPLX LP	4.250%	12/1/2027	8,960	8,917
	MPLX LP	4.000%	3/15/2028	18,215	18,039
	MPLX LP	2.650%	8/15/2030	26,116	24,037
	MPLX LP	4.950%	9/1/2032	9,998	9,939
	MPLX LP	5.000%	1/15/2033	22,000	21,842
	MPLX LP	5.000%	3/1/2033	11,680	11,602
	MPLX LP	5.500%	6/1/2034	6,725	6,800
	MPLX LP	5.400%	4/1/2035	4,880	4,877
	MPLX LP	5.400%	9/15/2035	32,170	32,080
	MPLX LP	5.300%	4/1/2036	15,750	15,524
	MPLX LP	5.200%	3/1/2047	14,335	12,906
	MPLX LP	4.700%	4/15/2048	17,490	14,533
	MPLX LP	5.500%	2/15/2049	2,560	2,359
	MPLX LP	4.950%	3/14/2052	7,000	5,918
	MPLX LP	5.650%	3/1/2053	8,300	7,731
47

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.950%	4/1/2055	24,720	23,996
MPLX LP	6.200%	9/15/2055	29,035	29,161
MPLX LP	6.100%	4/1/2056	7,850	7,766
NOV Inc.	3.600%	12/1/2029	3,438	3,304
NOV Inc.	3.950%	12/1/2042	11,400	8,970
Occidental Petroleum Corp.	8.875%	7/15/2030	12,542	14,133
Occidental Petroleum Corp.	6.625%	9/1/2030	10,580	11,189
Occidental Petroleum Corp.	7.500%	5/1/2031	9,157	10,136
Occidental Petroleum Corp.	7.875%	9/15/2031	4,850	5,468
Occidental Petroleum Corp.	5.375%	1/1/2032	6,600	6,732
Occidental Petroleum Corp.	5.550%	10/1/2034	15,470	15,823
Occidental Petroleum Corp.	6.450%	9/15/2036	18,783	20,138
Occidental Petroleum Corp.	7.950%	6/15/2039	2,562	3,045
Occidental Petroleum Corp.	6.200%	3/15/2040	8,642	8,952
Occidental Petroleum Corp.	6.600%	3/15/2046	14,262	15,153
Occidental Petroleum Corp.	4.400%	4/15/2046	4,469	3,750
Occidental Petroleum Corp.	4.200%	3/15/2048	4,173	3,339
Occidental Petroleum Corp.	6.050%	10/1/2054	19,295	19,549
ONEOK Inc.	4.000%	7/13/2027	9,250	9,202
ONEOK Inc.	4.250%	9/24/2027	16,500	16,443
ONEOK Inc.	4.550%	7/15/2028	7,621	7,610
ONEOK Inc.	5.650%	11/1/2028	7,000	7,145
ONEOK Inc.	4.350%	3/15/2029	9,600	9,518
ONEOK Inc.	5.375%	6/1/2029	5,680	5,769
ONEOK Inc.	3.400%	9/1/2029	13,025	12,512
ONEOK Inc.	3.100%	3/15/2030	8,000	7,538
ONEOK Inc.	3.250%	6/1/2030	11,150	10,514
ONEOK Inc.	5.800%	11/1/2030	5,000	5,172
ONEOK Inc.	6.350%	1/15/2031	7,000	7,368
ONEOK Inc.	4.750%	10/15/2031	14,250	14,085
ONEOK Inc.	4.950%	10/15/2032	9,868	9,795
ONEOK Inc.	6.050%	9/1/2033	10,000	10,467
ONEOK Inc.	5.650%	9/1/2034	10,700	10,903
ONEOK Inc.	5.050%	11/1/2034	10,000	9,780
ONEOK Inc.	6.000%	6/15/2035	5,428	5,643
ONEOK Inc.	5.400%	10/15/2035	20,200	20,168
ONEOK Inc.	5.150%	10/15/2043	3,775	3,420
ONEOK Inc.	5.600%	4/1/2044	3,990	3,769
ONEOK Inc.	5.050%	4/1/2045	2,490	2,195
ONEOK Inc.	4.250%	9/15/2046	5,285	4,129
ONEOK Inc.	5.450%	6/1/2047	8,065	7,385
ONEOK Inc.	4.950%	7/13/2047	8,134	7,000
ONEOK Inc.	4.200%	10/3/2047	10,710	8,230
ONEOK Inc.	5.200%	7/15/2048	10,600	9,412
ONEOK Inc.	4.450%	9/1/2049	8,210	6,565
ONEOK Inc.	3.950%	3/1/2050	7,450	5,384
ONEOK Inc.	7.150%	1/15/2051	2,900	3,219
ONEOK Inc.	6.625%	9/1/2053	23,500	24,630
ONEOK Inc.	5.700%	11/1/2054	29,940	27,786
ONEOK Inc.	6.250%	10/15/2055	19,450	19,497
ONEOK Inc.	5.850%	11/1/2064	9,015	8,450
ONEOK Partners LP	6.650%	10/1/2036	15,153	16,441
ONEOK Partners LP	6.850%	10/15/2037	6,725	7,373
ONEOK Partners LP	6.125%	2/1/2041	750	770
ONEOK Partners LP	6.200%	9/15/2043	4,185	4,273
Ovintiv Inc.	7.375%	11/1/2031	7,000	7,725
Ovintiv Inc.	6.250%	7/15/2033	5,825	6,126
Ovintiv Inc.	6.500%	8/15/2034	8,443	9,016
Ovintiv Inc.	6.625%	8/15/2037	11,375	12,174
Ovintiv Inc.	6.500%	2/1/2038	2,200	2,316
Ovintiv Inc.	7.100%	7/15/2053	4,000	4,418
Patterson-UTI Energy Inc.	5.150%	11/15/2029	3,800	3,807
Patterson-UTI Energy Inc.	7.150%	10/1/2033	4,385	4,708
Patterson-UTI Energy Inc.	6.050%	5/15/2036	2,781	2,770
Phillips 66	3.900%	3/15/2028	9,896	9,787
Phillips 66	2.150%	12/15/2030	9,000	8,074
Phillips 66	4.650%	11/15/2034	4,570	4,426
Phillips 66	5.875%	5/1/2042	11,111	11,247
Phillips 66	4.875%	11/15/2044	16,940	15,087
Phillips 66 Co.	3.150%	12/15/2029	5,275	5,015
48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	5.250%	6/15/2031	37,160	37,816
	Phillips 66 Co.	5.300%	6/30/2033	12,750	12,916
	Phillips 66 Co.	4.950%	3/15/2035	10,844	10,684
	Phillips 66 Co.	4.900%	10/1/2046	5,000	4,361
	Phillips 66 Co.	5.650%	6/15/2054	11,400	10,772
[3]	Phillips 66 Co.	5.875%	3/15/2056	12,980	12,876
[3]	Phillips 66 Co.	6.200%	3/15/2056	16,905	16,968
	Pioneer Natural Resources Co.	1.900%	8/15/2030	13,865	12,446
	Pioneer Natural Resources Co.	2.150%	1/15/2031	10,000	8,971
	Plains All American Pipeline LP	3.550%	12/15/2029	8,200	7,894
	Plains All American Pipeline LP	3.800%	9/15/2030	7,300	7,000
	Plains All American Pipeline LP	4.700%	1/15/2031	12,797	12,690
	Plains All American Pipeline LP	5.700%	9/15/2034	2,500	2,554
	Plains All American Pipeline LP	5.950%	6/15/2035	16,860	17,355
	Plains All American Pipeline LP	5.600%	1/15/2036	14,522	14,573
	Plains All American Pipeline LP	6.650%	1/15/2037	4,100	4,429
	Plains All American Pipeline LP	5.150%	6/1/2042	5,130	4,711
	Plains All American Pipeline LP	4.300%	1/31/2043	3,645	3,015
	Plains All American Pipeline LP	4.700%	6/15/2044	8,580	7,433
	Plains All American Pipeline LP	4.900%	2/15/2045	10,964	9,669
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,100	20,960
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	25,795	25,548
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	3,837	4,008
	Schlumberger Investment SA	4.550%	5/7/2031	6,846	6,803
	Schlumberger Investment SA	4.800%	5/7/2033	4,405	4,382
	Schlumberger Investment SA	5.150%	5/7/2036	15,440	15,368
[8]	Shell Finance US Inc.	3.875%	11/13/2028	15,336	15,135
[3]	Shell Finance US Inc.	2.375%	11/7/2029	46,263	43,306
[3]	Shell Finance US Inc.	2.750%	4/6/2030	23,705	22,242
	Shell Finance US Inc.	4.125%	11/6/2030	7,077	6,950
[3]	Shell Finance US Inc.	4.125%	5/11/2035	38,141	35,935
	Shell Finance US Inc.	4.750%	1/6/2036	24,150	23,634
[8]	Shell Finance US Inc.	6.375%	12/15/2038	30,923	33,804
[3]	Shell Finance US Inc.	4.550%	8/12/2043	16,125	14,182
[3]	Shell Finance US Inc.	4.375%	5/11/2045	32,387	27,572
[3]	Shell Finance US Inc.	4.000%	5/10/2046	23,195	18,526
[3]	Shell Finance US Inc.	3.750%	9/12/2046	6,325	4,885
[8]	Shell Finance US Inc.	3.125%	11/7/2049	8,730	5,897
[3]	Shell Finance US Inc.	3.250%	4/6/2050	15,515	10,725
[8]	Shell Finance US Inc.	3.000%	11/26/2051	21,200	13,769
	Shell International Finance BV	2.875%	11/26/2041	6,580	4,805
	Shell International Finance BV	3.625%	8/21/2042	2,427	1,921
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	4,350	4,362
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,450	11,489
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	14,225	14,170
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	7,975	7,632
	Spectra Energy Partners LP	5.950%	9/25/2043	3,140	3,168
	Spectra Energy Partners LP	4.500%	3/15/2045	12,925	10,934
	Suncor Energy Inc.	7.150%	2/1/2032	6,407	7,056
	Suncor Energy Inc.	5.950%	12/1/2034	13,095	13,655
	Suncor Energy Inc.	6.800%	5/15/2038	5,331	5,858
	Suncor Energy Inc.	6.850%	6/1/2039	7,666	8,477
	Suncor Energy Inc.	4.000%	11/15/2047	9,295	7,122
	Suncor Energy Inc.	3.750%	3/4/2051	8,595	6,236
	Targa Resources Corp.	4.350%	1/15/2029	8,245	8,183
	Targa Resources Corp.	6.150%	3/1/2029	10,050	10,408
	Targa Resources Corp.	4.900%	9/15/2030	6,175	6,184
	Targa Resources Corp.	4.350%	4/15/2031	11,800	11,520
	Targa Resources Corp.	4.200%	2/1/2033	13,070	12,388
	Targa Resources Corp.	6.125%	3/15/2033	6,809	7,178
	Targa Resources Corp.	5.500%	2/15/2035	43,585	44,037
	Targa Resources Corp.	5.550%	8/15/2035	9,772	9,887
	Targa Resources Corp.	5.650%	2/15/2036	2,450	2,491
	Targa Resources Corp.	5.400%	7/30/2036	13,425	13,368
	Targa Resources Corp.	4.950%	4/15/2052	14,756	12,631
	Targa Resources Corp.	6.250%	7/1/2052	4,900	4,976
	Targa Resources Corp.	6.500%	2/15/2053	14,800	15,493
	Targa Resources Corp.	6.125%	5/15/2055	15,172	15,137
	Targa Resources Partners LP	5.000%	1/15/2028	4,320	4,318
	Targa Resources Partners LP	5.500%	3/1/2030	10,000	10,085
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	4.875%	2/1/2031	10,000	9,977
	Targa Resources Partners LP	4.000%	1/15/2032	6,970	6,615
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	4,000	4,201
	Texas Eastern Transmission LP	7.000%	7/15/2032	3,205	3,523
	TotalEnergies Capital International SA	3.455%	2/19/2029	18,685	18,238
	TotalEnergies Capital International SA	2.829%	1/10/2030	11,000	10,386
	TotalEnergies Capital International SA	2.986%	6/29/2041	15,428	11,543
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,400	995
	TotalEnergies Capital International SA	3.127%	5/29/2050	35,100	23,364
	TotalEnergies Capital International SA	3.386%	6/29/2060	7,000	4,555
	TotalEnergies Capital SA	3.883%	10/11/2028	5,780	5,724
	TotalEnergies Capital SA	5.150%	4/5/2034	14,400	14,601
	TotalEnergies Capital SA	4.724%	9/10/2034	29,697	29,343
	TotalEnergies Capital SA	5.488%	4/5/2054	48,455	46,824
	TotalEnergies Capital SA	5.638%	4/5/2064	14,385	13,967
	TotalEnergies Capital SA	5.425%	9/10/2064	14,685	13,806
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	18,620	18,309
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	15,667	15,362
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	20,229	19,821
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,100	10,041
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	13,610	13,305
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	44,911	43,414
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	3,990	4,083
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	10,025	10,419
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	24,155	25,667
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,000	5,729
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	12,134	12,675
[3]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	2,679	2,705
[3]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	6,561	6,648
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	23,000	23,815
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	11,200	11,089
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	14,546	13,807
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	27,702	27,414
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	3,850	3,724
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	2,923	2,545
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	6,550	5,571
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	5,400	4,140
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	15,456	15,226
	Valero Energy Corp.	4.350%	6/1/2028	11,262	11,222
	Valero Energy Corp.	5.150%	2/15/2030	1,420	1,441
	Valero Energy Corp.	7.500%	4/15/2032	6,041	6,830
	Valero Energy Corp.	5.150%	3/10/2036	6,100	6,007
	Valero Energy Corp.	6.625%	6/15/2037	18,035	19,816
	Valero Energy Corp.	3.650%	12/1/2051	8,400	5,848
	Valero Energy Corp.	4.000%	6/1/2052	4,500	3,349
	Viper Energy Partners LLC	4.900%	8/1/2030	2,000	1,992
	Viper Energy Partners LLC	5.700%	8/1/2035	14,700	14,896
	Western Midstream Operating LP	4.500%	3/1/2028	4,282	4,265
	Western Midstream Operating LP	4.750%	8/15/2028	2,157	2,158
	Western Midstream Operating LP	6.350%	1/15/2029	8,620	8,914
	Western Midstream Operating LP	4.050%	2/1/2030	13,573	13,155
	Western Midstream Operating LP	4.800%	3/1/2031	5,750	5,685
	Western Midstream Operating LP	6.150%	4/1/2033	5,835	6,087
	Western Midstream Operating LP	5.450%	11/15/2034	9,115	9,068
	Western Midstream Operating LP	5.500%	12/15/2035	4,296	4,250
	Western Midstream Operating LP	5.700%	7/1/2036	5,983	5,994
	Western Midstream Operating LP	5.450%	4/1/2044	6,600	6,004
	Western Midstream Operating LP	5.300%	3/1/2048	6,520	5,676
	Western Midstream Operating LP	5.500%	8/15/2048	2,715	2,422
	Western Midstream Operating LP	5.250%	2/1/2050	21,600	18,741
	Williams Cos. Inc.	5.300%	8/15/2028	7,326	7,429
	Williams Cos. Inc.	4.900%	3/15/2029	19,820	19,936
	Williams Cos. Inc.	4.800%	11/15/2029	7,100	7,126
	Williams Cos. Inc.	4.625%	6/30/2030	5,900	5,870
	Williams Cos. Inc.	3.500%	11/15/2030	12,510	11,865
[3]	Williams Cos. Inc.	7.500%	1/15/2031	550	611
	Williams Cos. Inc.	2.600%	3/15/2031	12,000	10,862
	Williams Cos. Inc.	4.650%	8/15/2032	17,370	17,111
	Williams Cos. Inc.	5.650%	3/15/2033	16,712	17,206
	Williams Cos. Inc.	5.150%	3/15/2034	19,815	19,799
50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.600%	3/15/2035	11,275	11,508
	Williams Cos. Inc.	5.300%	9/30/2035	8,500	8,482
	Williams Cos. Inc.	5.150%	3/15/2036	13,874	13,644
	Williams Cos. Inc.	6.300%	4/15/2040	12,920	13,721
	Williams Cos. Inc.	5.400%	3/4/2044	9,250	8,776
	Williams Cos. Inc.	5.750%	6/24/2044	6,700	6,618
	Williams Cos. Inc.	4.900%	1/15/2045	8,178	7,220
	Williams Cos. Inc.	5.100%	9/15/2045	12,038	10,960
	Williams Cos. Inc.	4.850%	3/1/2048	8,890	7,691
	Williams Cos. Inc.	3.500%	10/15/2051	4,990	3,437
	Williams Cos. Inc.	5.300%	8/15/2052	7,130	6,495
	Williams Cos. Inc.	5.800%	11/15/2054	8,750	8,520
	Williams Cos. Inc.	6.000%	3/15/2055	12,800	12,786
	Williams Cos. Inc.	5.950%	3/15/2056	11,347	11,235
	Woodside Finance Ltd.	4.900%	5/19/2028	6,720	6,741
	Woodside Finance Ltd.	5.400%	5/19/2030	16,333	16,601
	Woodside Finance Ltd.	5.700%	5/19/2032	6,050	6,225
	Woodside Finance Ltd.	5.100%	9/12/2034	1,373	1,351
	Woodside Finance Ltd.	6.000%	5/19/2035	25,867	26,884
	Woodside Finance Ltd.	5.700%	9/12/2054	8,500	8,149
					6,629,126
Financials (7.0%)
	ACE Capital Trust II	9.700%	4/1/2030	725	846
	AEGON Funding Co. LLC	5.625%	5/7/2036	15,000	14,925
[3]	Aegon Ltd.	5.500%	4/11/2048	6,000	6,019
	AerCap Ireland Capital DAC	3.650%	7/21/2027	36,785	36,500
	AerCap Ireland Capital DAC	4.625%	10/15/2027	6,000	6,003
	AerCap Ireland Capital DAC	3.875%	1/23/2028	15,650	15,466
	AerCap Ireland Capital DAC	5.750%	6/6/2028	8,000	8,156
	AerCap Ireland Capital DAC	3.000%	10/29/2028	52,350	50,415
	AerCap Ireland Capital DAC	5.100%	1/19/2029	10,000	10,092
	AerCap Ireland Capital DAC	4.125%	2/28/2029	5,632	5,554
	AerCap Ireland Capital DAC	4.625%	9/10/2029	35,750	35,610
	AerCap Ireland Capital DAC	6.150%	9/30/2030	13,300	13,902
	AerCap Ireland Capital DAC	4.375%	11/15/2030	5,090	4,990
	AerCap Ireland Capital DAC	3.300%	1/30/2032	50,500	46,225
	AerCap Ireland Capital DAC	4.750%	1/15/2033	8,200	8,015
	AerCap Ireland Capital DAC	3.400%	10/29/2033	30,500	27,138
	AerCap Ireland Capital DAC	5.300%	1/19/2034	10,000	9,996
	AerCap Ireland Capital DAC	4.950%	9/10/2034	28,381	27,679
	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,789	1,741
	AerCap Ireland Capital DAC	3.850%	10/29/2041	15,000	12,106
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,300	2,380
	AerCap Ireland Capital DAC	6.500%	1/31/2056	1,800	1,821
	Affiliated Managers Group Inc.	3.300%	6/15/2030	11,576	10,950
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,000	5,012
	Affiliated Managers Group Inc.	5.500%	2/15/2036	10,932	10,817
	Aflac Inc.	3.600%	4/1/2030	27,801	26,829
	Aflac Inc.	5.150%	5/14/2036	14,000	14,015
	Aflac Inc.	4.750%	1/15/2049	9,075	7,946
	Alleghany Corp.	4.900%	9/15/2044	4,575	4,119
	Alleghany Corp.	3.250%	8/15/2051	11,750	7,795
	Allstate Corp.	5.050%	6/24/2029	4,493	4,548
	Allstate Corp.	1.450%	12/15/2030	14,000	12,176
	Allstate Corp.	5.250%	3/30/2033	25,475	25,894
	Allstate Corp.	5.350%	6/1/2033	1,700	1,736
	Allstate Corp.	5.550%	5/9/2035	14,290	14,689
	Allstate Corp.	5.950%	4/1/2036	925	976
	Allstate Corp.	4.500%	6/15/2043	5,950	5,171
	Allstate Corp.	4.200%	12/15/2046	11,235	9,113
	Allstate Corp.	3.850%	8/10/2049	11,280	8,537
[3]	Allstate Corp.	6.500%	5/15/2057	5,775	5,917
	Ally Financial Inc.	7.100%	11/15/2027	24,247	24,972
	Ally Financial Inc.	5.737%	5/15/2029	16,600	16,826
	Ally Financial Inc.	5.543%	1/17/2031	20,000	20,102
[3]	Ally Financial Inc.	8.000%	11/1/2031	27,425	30,514
	Ally Financial Inc.	6.184%	7/26/2035	15,000	15,252
	American Express Co.	5.043%	7/26/2028	9,000	9,053
	American Express Co.	4.731%	4/25/2029	14,500	14,539
51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	4.351%	7/20/2029	54,450	54,169
	American Express Co.	5.282%	7/27/2029	26,000	26,341
	American Express Co.	5.532%	4/25/2030	7,080	7,237
	American Express Co.	4.444%	5/3/2030	11,791	11,719
	American Express Co.	5.085%	1/30/2031	10,830	10,964
	American Express Co.	5.016%	4/25/2031	49,100	49,601
	American Express Co.	4.456%	2/10/2032	10,000	9,856
	American Express Co.	4.989%	5/26/2033	5,000	4,970
	American Express Co.	4.918%	7/20/2033	8,400	8,397
	American Express Co.	5.043%	5/1/2034	11,429	11,453
	American Express Co.	5.625%	7/28/2034	4,000	4,093
	American Express Co.	5.915%	4/25/2035	10,060	10,448
	American Express Co.	5.284%	7/26/2035	14,380	14,533
	American Express Co.	5.442%	1/30/2036	38,785	39,570
	American Express Co.	5.667%	4/25/2036	35,144	36,411
	American Express Co.	4.804%	10/24/2036	38,900	37,722
	American Express Co.	4.050%	12/3/2042	11,463	9,690
	American Financial Group Inc.	5.250%	4/2/2030	4,057	4,098
	American Financial Group Inc.	4.500%	6/15/2047	6,893	5,677
	American International Group Inc.	4.850%	5/7/2030	4,000	4,019
	American International Group Inc.	3.400%	6/30/2030	12,000	11,410
	American International Group Inc.	5.125%	3/27/2033	7,226	7,281
	American International Group Inc.	5.450%	5/7/2035	22,000	22,410
	American International Group Inc.	4.500%	7/16/2044	4,106	3,584
	American International Group Inc.	4.750%	4/1/2048	21,689	19,109
	American International Group Inc.	4.375%	6/30/2050	11,645	9,622
	American National Group Inc.	5.750%	10/1/2029	3,400	3,450
	American National Group Inc.	6.000%	7/15/2035	8,400	8,369
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,000	4,108
	Ameriprise Financial Inc.	4.800%	6/15/2031	2,534	2,533
	Ameriprise Financial Inc.	4.500%	5/13/2032	3,000	2,955
	Ameriprise Financial Inc.	5.150%	5/15/2033	4,510	4,563
	Ameriprise Financial Inc.	5.200%	4/15/2035	18,000	17,933
[3]	Andrew W Mellon Foundation	0.947%	8/1/2027	2,500	2,413
	Aon Corp.	4.500%	12/15/2028	10,500	10,474
	Aon Corp.	3.750%	5/2/2029	9,459	9,230
	Aon Corp.	2.800%	5/15/2030	13,572	12,632
	Aon Corp.	2.600%	12/2/2031	3,000	2,672
	Aon Corp.	5.000%	9/12/2032	2,000	2,007
	Aon Corp.	5.350%	2/28/2033	14,056	14,335
	Aon Corp.	6.250%	9/30/2040	4,650	5,004
	Aon Corp.	2.900%	8/23/2051	12,233	7,552
	Aon Corp.	3.900%	2/28/2052	10,617	7,859
	Aon Global Ltd.	4.600%	6/14/2044	8,451	7,342
	Aon Global Ltd.	4.750%	5/15/2045	1,104	969
	Aon North America Inc.	5.150%	3/1/2029	15,735	15,955
	Aon North America Inc.	5.300%	3/1/2031	8,435	8,583
	Aon North America Inc.	5.450%	3/1/2034	58,582	59,785
	Aon North America Inc.	5.750%	3/1/2054	23,848	23,411
[8]	Apollo Debt Solutions BDC	5.200%	12/8/2028	2,175	2,140
	Apollo Debt Solutions BDC	6.900%	4/13/2029	20,000	20,519
	Apollo Debt Solutions BDC	5.875%	8/30/2030	16,450	16,262
[8]	Apollo Debt Solutions BDC	5.700%	1/23/2031	14,010	13,713
	Apollo Debt Solutions BDC	6.700%	7/29/2031	13,778	14,035
[8]	Apollo Debt Solutions BDC	6.550%	3/15/2032	5,400	5,444
	Apollo Debt Solutions BDC	6.550%	3/15/2032	6,950	7,007
	Apollo Global Management Inc.	6.375%	11/15/2033	5,090	5,413
	Apollo Global Management Inc.	5.150%	8/12/2035	5,000	4,861
	Apollo Global Management Inc.	5.700%	3/30/2036	31,302	31,422
	Apollo Global Management Inc.	5.800%	5/21/2054	9,100	8,620
	Apollo Global Management Inc.	6.000%	12/15/2054	5,650	5,471
	Arch Capital Group Ltd.	7.350%	5/1/2034	1,100	1,255
	Arch Capital Group Ltd.	5.250%	6/15/2036	3,091	3,085
	Arch Capital Group Ltd.	3.635%	6/30/2050	9,640	7,030
	Arch Capital Group Ltd.	5.950%	6/15/2056	5,511	5,566
	Ares Capital Corp.	2.875%	6/15/2028	890	851
	Ares Capital Corp.	5.875%	3/1/2029	59,087	59,563
	Ares Capital Corp.	5.950%	7/15/2029	3,600	3,634
	Ares Capital Corp.	5.550%	1/15/2030	3,850	3,828
	Ares Capital Corp.	5.500%	9/1/2030	9,050	8,939
52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	5.100%	1/15/2031	12,500	12,091
	Ares Capital Corp.	5.250%	4/12/2031	28,068	27,276
	Ares Capital Corp.	5.800%	3/8/2032	23,152	22,939
	Ares Strategic Income Fund	5.700%	3/15/2028	12,550	12,532
	Ares Strategic Income Fund	5.450%	9/9/2028	1,230	1,226
	Ares Strategic Income Fund	4.850%	1/15/2029	11,400	11,207
	Ares Strategic Income Fund	6.350%	8/15/2029	9,525	9,609
	Ares Strategic Income Fund	5.600%	2/15/2030	8,500	8,350
	Ares Strategic Income Fund	5.800%	9/9/2030	6,075	5,986
[3]	Ares Strategic Income Fund	5.150%	1/15/2031	23,400	22,327
	Ares Strategic Income Fund	5.550%	4/15/2031	5,983	5,797
	Ares Strategic Income Fund	6.200%	3/21/2032	12,300	12,155
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,320	2,324
	Arthur J Gallagher & Co.	4.850%	12/15/2029	1,660	1,672
	Arthur J Gallagher & Co.	2.400%	11/9/2031	6,000	5,295
	Arthur J Gallagher & Co.	5.000%	2/15/2032	1,920	1,923
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,000	5,116
	Arthur J Gallagher & Co.	6.500%	2/15/2034	9,628	10,384
	Arthur J Gallagher & Co.	5.150%	2/15/2035	28,296	28,100
	Arthur J Gallagher & Co.	3.500%	5/20/2051	10,000	6,880
	Arthur J Gallagher & Co.	3.050%	3/9/2052	2,000	1,258
	Arthur J Gallagher & Co.	5.750%	3/2/2053	8,590	8,323
	Arthur J Gallagher & Co.	6.750%	2/15/2054	5,000	5,493
	Arthur J Gallagher & Co.	5.550%	2/15/2055	23,380	22,189
	Associated Banc-Corp.	6.455%	8/29/2030	1,000	1,028
	Assurant Inc.	4.900%	3/27/2028	1,600	1,602
	Assurant Inc.	3.700%	2/22/2030	1,300	1,245
	Assurant Inc.	5.550%	2/15/2036	1,400	1,394
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	3,600	3,704
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	2,000	1,853
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	2,000	1,394
[8]	Athene Global Funding	5.583%	1/9/2029	8,500	8,623
	Athene Holding Ltd.	4.125%	1/12/2028	12,525	12,407
	Athene Holding Ltd.	6.150%	4/3/2030	11,425	11,834
	Athene Holding Ltd.	3.500%	1/15/2031	21,558	20,203
	Athene Holding Ltd.	6.650%	2/1/2033	20,000	21,180
	Athene Holding Ltd.	5.875%	1/15/2034	10,575	10,692
	Athene Holding Ltd.	3.950%	5/25/2051	5,800	3,980
	Athene Holding Ltd.	3.450%	5/15/2052	11,775	7,358
	Athene Holding Ltd.	6.625%	10/15/2054	6,910	6,636
	Athene Holding Ltd.	6.625%	5/19/2055	38,350	37,255
	Athene Holding Ltd.	6.875%	6/28/2055	6,625	6,360
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	7,000	7,045
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	14,500	14,597
	AXIS Specialty Finance LLC	3.900%	7/15/2029	2,600	2,533
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,930	2,860
	AXIS Specialty Finance plc	4.000%	12/6/2027	10,000	9,904
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,150	3,073
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	3,700	3,576
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	10,000	10,187
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	10,200	10,054
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	4,400	4,392
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,200	9,314
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	12,000	12,483
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	14,200	13,821
	Banco Santander SA	5.294%	8/18/2027	32,500	32,750
	Banco Santander SA	3.800%	2/23/2028	9,800	9,675
	Banco Santander SA	4.379%	4/12/2028	12,800	12,748
[3]	Banco Santander SA	5.365%	7/15/2028	7,800	7,864
	Banco Santander SA	5.588%	8/8/2028	10,000	10,181
	Banco Santander SA	6.607%	11/7/2028	19,000	19,859
	Banco Santander SA	4.600%	4/15/2029	59,667	59,394
	Banco Santander SA	5.538%	3/14/2030	11,200	11,418
	Banco Santander SA	3.490%	5/28/2030	2,400	2,285
	Banco Santander SA	2.749%	12/3/2030	15,000	13,603
	Banco Santander SA	2.958%	3/25/2031	17,900	16,401
	Banco Santander SA	4.867%	4/15/2031	10,125	10,070
	Banco Santander SA	5.439%	7/15/2031	22,600	23,189
	Banco Santander SA	6.921%	8/8/2033	22,000	23,909
	Banco Santander SA	6.938%	11/7/2033	12,040	13,449
53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.350%	3/14/2034	27,800	29,396
	Banco Santander SA	6.033%	1/17/2035	15,600	16,372
	Banco Santander SA	5.127%	11/6/2035	16,000	15,687
	Banco Santander SA	5.437%	4/15/2036	64,971	65,065
[3]	Bank of America Corp.	3.248%	10/21/2027	55,600	54,931
[3]	Bank of America Corp.	4.183%	11/25/2027	25,400	25,289
[3]	Bank of America Corp.	3.593%	7/21/2028	47,625	47,176
[3]	Bank of America Corp.	4.948%	7/22/2028	53,000	53,217
	Bank of America Corp.	6.204%	11/10/2028	21,000	21,440
[3]	Bank of America Corp.	3.419%	12/20/2028	101,985	100,267
	Bank of America Corp.	4.979%	1/24/2029	50,000	50,276
[3]	Bank of America Corp.	3.970%	3/5/2029	10,000	9,893
	Bank of America Corp.	5.202%	4/25/2029	53,605	54,109
	Bank of America Corp.	4.623%	5/9/2029	92,268	92,236
[3]	Bank of America Corp.	2.087%	6/14/2029	25,000	23,802
[3]	Bank of America Corp.	4.271%	7/23/2029	40,000	39,686
[3]	Bank of America Corp.	3.974%	2/7/2030	10,000	9,814
	Bank of America Corp.	4.477%	4/23/2030	92,050	91,472
[3]	Bank of America Corp.	3.194%	7/23/2030	6,065	5,797
[3]	Bank of America Corp.	2.884%	10/22/2030	38,825	36,621
	Bank of America Corp.	5.162%	1/24/2031	45,455	46,066
[3]	Bank of America Corp.	2.496%	2/13/2031	5,955	5,504
[3]	Bank of America Corp.	2.592%	4/29/2031	53,048	48,954
[3]	Bank of America Corp.	1.898%	7/23/2031	20,800	18,573
	Bank of America Corp.	4.456%	2/6/2032	113,097	111,091
[3]	Bank of America Corp.	2.651%	3/11/2032	13,300	12,058
	Bank of America Corp.	2.687%	4/22/2032	112,675	102,074
	Bank of America Corp.	4.695%	4/23/2032	199,050	197,387
	Bank of America Corp.	2.299%	7/21/2032	14,000	12,366
	Bank of America Corp.	2.572%	10/20/2032	26,399	23,500
[3]	Bank of America Corp.	2.972%	2/4/2033	17,275	15,594
[3]	Bank of America Corp.	5.015%	7/22/2033	35,500	35,551
	Bank of America Corp.	5.288%	4/25/2034	62,955	63,804
	Bank of America Corp.	5.468%	1/23/2035	52,765	53,823
[3]	Bank of America Corp.	5.425%	8/15/2035	14,200	14,260
	Bank of America Corp.	5.518%	10/25/2035	78,248	78,649
	Bank of America Corp.	5.511%	1/24/2036	30,440	31,091
	Bank of America Corp.	5.744%	2/12/2036	18,000	18,397
	Bank of America Corp.	2.482%	9/21/2036	26,650	23,268
	Bank of America Corp.	6.110%	1/29/2037	13,848	14,586
	Bank of America Corp.	5.045%	2/6/2037	125,190	123,286
	Bank of America Corp.	5.489%	4/23/2037	83,729	83,519
[3]	Bank of America Corp.	4.244%	4/24/2038	36,831	33,662
	Bank of America Corp.	7.750%	5/14/2038	18,175	21,696
[3]	Bank of America Corp.	4.078%	4/23/2040	23,405	20,510
[3]	Bank of America Corp.	2.676%	6/19/2041	101,925	73,929
[3]	Bank of America Corp.	5.875%	2/7/2042	3,655	3,793
	Bank of America Corp.	3.311%	4/22/2042	47,505	36,838
[3]	Bank of America Corp.	5.000%	1/21/2044	14,777	13,897
[3]	Bank of America Corp.	4.875%	4/1/2044	7,682	7,137
[3]	Bank of America Corp.	4.750%	4/21/2045	4,425	3,934
[3]	Bank of America Corp.	4.443%	1/20/2048	8,698	7,400
[3]	Bank of America Corp.	3.946%	1/23/2049	17,575	13,786
[3]	Bank of America Corp.	4.330%	3/15/2050	2,600	2,147
[3]	Bank of America Corp.	4.083%	3/20/2051	104,135	82,442
[3]	Bank of America Corp.	3.483%	3/13/2052	600	426
	Bank of America Corp.	2.972%	7/21/2052	31,750	20,519
[3]	Bank of Montreal	4.700%	9/14/2027	1,500	1,505
	Bank of Montreal	5.203%	2/1/2028	25,400	25,668
	Bank of Montreal	5.717%	9/25/2028	8,300	8,498
	Bank of Montreal	5.511%	6/4/2031	10,500	10,834
[3]	Bank of Montreal	4.439%	1/14/2032	25,000	24,563
[3]	Bank of Montreal	4.879%	6/2/2032	14,000	13,991
[3]	Bank of Montreal	3.803%	12/15/2032	18,390	18,104
	Bank of Montreal	3.088%	1/10/2037	7,600	6,816
[3]	Bank of Montreal	5.298%	6/2/2037	16,000	16,014
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	6,200	6,117
	Bank of New York Mellon Corp.	4.890%	7/21/2028	21,350	21,447
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	15,240	15,504
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,700	3,571
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.543%	2/1/2029	11,875	11,887
	Bank of New York Mellon Corp.	4.729%	4/20/2029	1,650	1,657
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	9,640	9,992
	Bank of New York Mellon Corp.	4.026%	1/22/2030	6,254	6,164
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	71,000	71,620
[3]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,113	2,752
	Bank of New York Mellon Corp.	4.942%	2/11/2031	66,153	66,733
	Bank of New York Mellon Corp.	2.500%	1/26/2032	9,350	8,376
	Bank of New York Mellon Corp.	4.540%	4/23/2032	16,667	16,508
	Bank of New York Mellon Corp.	5.060%	7/22/2032	17,500	17,707
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,057	27,379
	Bank of New York Mellon Corp.	4.706%	2/1/2034	26,500	26,061
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	20,000	19,977
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,065	11,174
	Bank of New York Mellon Corp.	5.316%	6/6/2036	33,525	33,922
	Bank of Nova Scotia	5.250%	6/12/2028	23,460	23,830
	Bank of Nova Scotia	4.404%	9/8/2028	1,280	1,278
	Bank of Nova Scotia	4.932%	2/14/2029	6,010	6,040
[3]	Bank of Nova Scotia	5.450%	8/1/2029	3,750	3,844
	Bank of Nova Scotia	4.247%	2/2/2030	6,675	6,593
	Bank of Nova Scotia	5.130%	2/14/2031	10,850	10,971
	Bank of Nova Scotia	2.450%	2/2/2032	20,650	18,290
	Bank of Nova Scotia	4.740%	11/10/2032	14,980	14,866
	Bank of Nova Scotia	5.650%	2/1/2034	8,450	8,760
	Bank of Nova Scotia	4.813%	2/2/2034	5,825	5,736
	Bank of Nova Scotia	4.588%	5/4/2037	25,500	24,636
	BankUnited Inc.	5.125%	6/11/2030	5,000	4,963
	Barclays plc	4.337%	1/10/2028	13,206	13,157
	Barclays plc	4.836%	5/9/2028	26,410	26,431
	Barclays plc	4.837%	9/10/2028	18,531	18,564
	Barclays plc	7.385%	11/2/2028	15,340	15,865
	Barclays plc	5.086%	2/25/2029	21,480	21,596
[3]	Barclays plc	4.972%	5/16/2029	14,400	14,454
	Barclays plc	6.490%	9/13/2029	29,005	30,014
	Barclays plc	4.476%	11/11/2029	35,200	34,956
	Barclays plc	5.690%	3/12/2030	14,600	14,907
	Barclays plc	4.219%	5/24/2030	5,479	5,385
[3]	Barclays plc	5.088%	6/20/2030	10,530	10,555
	Barclays plc	4.911%	6/26/2030	11,712	11,717
	Barclays plc	4.942%	9/10/2030	46,118	46,211
	Barclays plc	5.367%	2/25/2031	11,650	11,813
	Barclays plc	2.645%	6/24/2031	34,800	31,911
	Barclays plc	4.521%	2/24/2032	9,215	9,002
	Barclays plc	2.667%	3/10/2032	14,250	12,834
	Barclays plc	5.102%	6/26/2032	15,299	15,279
	Barclays plc	2.894%	11/24/2032	23,935	21,456
	Barclays plc	5.746%	8/9/2033	13,345	13,701
	Barclays plc	7.437%	11/2/2033	36,520	40,734
	Barclays plc	6.224%	5/9/2034	16,885	17,759
	Barclays plc	7.119%	6/27/2034	15,259	16,706
	Barclays plc	6.692%	9/13/2034	20,415	22,046
	Barclays plc	5.335%	9/10/2035	22,972	22,815
	Barclays plc	3.564%	9/23/2035	24,475	22,952
	Barclays plc	5.785%	2/25/2036	55,533	56,567
	Barclays plc	5.207%	2/24/2037	30,299	29,502
	Barclays plc	5.586%	6/26/2037	13,918	13,896
	Barclays plc	3.811%	3/10/2042	11,600	9,158
	Barclays plc	3.330%	11/24/2042	16,000	11,967
	Barclays plc	5.250%	8/17/2045	14,000	13,167
	Barclays plc	5.860%	8/11/2046	8,015	8,004
	Barclays plc	4.950%	1/10/2047	13,800	12,304
	Barclays plc	6.036%	3/12/2055	9,000	9,362
	Barings BDC Inc.	5.200%	9/15/2028	2,250	2,214
	Barings Private Credit Corp.	6.150%	6/11/2030	4,875	4,762
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	2,000	1,831
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	5,000	4,439
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	4,325	3,858
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	12,729	11,239
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	35,450	29,030
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	6,395	5,263
55

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	34,825	22,098
Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10,000	5,877
Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	51,085	38,719
Berkshire Hathaway Inc.	4.500%	2/11/2043	2,765	2,490
BGC Group Inc.	8.000%	5/25/2028	4,800	5,016
BlackRock Funding Inc.	4.600%	7/26/2027	7,020	7,048
BlackRock Funding Inc.	4.700%	3/14/2029	6,750	6,815
BlackRock Funding Inc.	5.000%	3/14/2034	16,300	16,449
BlackRock Funding Inc.	4.900%	1/8/2035	9,520	9,509
BlackRock Funding Inc.	5.250%	3/14/2054	16,300	15,363
BlackRock Funding Inc.	5.350%	1/8/2055	9,520	9,095
Blackrock Inc.	3.250%	4/30/2029	3,000	2,914
Blackrock Inc.	2.400%	4/30/2030	11,000	10,186
Blackrock Inc.	1.900%	1/28/2031	13,575	12,111
Blackrock Inc.	2.100%	2/25/2032	30,500	26,705
Blackrock Inc.	4.750%	5/25/2033	6,430	6,445
Blackstone Private Credit Fund	7.300%	11/27/2028	331	341
Blackstone Private Credit Fund	5.950%	7/16/2029	31,210	31,212
Blackstone Private Credit Fund	5.600%	11/22/2029	14,550	14,355
Blackstone Private Credit Fund	5.050%	9/10/2030	5,400	5,170
Blackstone Private Credit Fund	6.250%	1/25/2031	10,585	10,588
Blackstone Private Credit Fund	5.350%	3/12/2031	31,400	30,191
Blackstone Private Credit Fund	5.950%	5/15/2031	5,000	4,926
Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	5,357	5,262
Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,300	4,234
Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	7,813	7,579
Blackstone Secured Lending Fund	5.875%	11/15/2027	7,600	7,657
Blackstone Secured Lending Fund	5.350%	4/13/2028	6,000	5,980
Blackstone Secured Lending Fund	2.850%	9/30/2028	7,575	7,146
Blackstone Secured Lending Fund	5.300%	6/30/2030	3,800	3,695
Blackstone Secured Lending Fund	5.125%	1/31/2031	11,575	11,083
Blue Owl Capital Corp.	2.875%	6/11/2028	15,464	14,640
Blue Owl Capital Corp.	5.950%	3/15/2029	32,890	32,872
Blue Owl Capital Corp.	6.200%	7/15/2030	7,600	7,575
Blue Owl Credit Income Corp.	7.950%	6/13/2028	15,150	15,666
Blue Owl Credit Income Corp.	6.600%	9/15/2029	9,510	9,569
Blue Owl Credit Income Corp.	5.800%	3/15/2030	9,600	9,354
Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,500	6,487
Blue Owl Finance LLC	3.125%	6/10/2031	7,761	6,825
Blue Owl Finance LLC	6.250%	4/18/2034	11,800	11,548
Blue Owl Finance LLC	4.125%	10/7/2051	1,191	818
Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,446	10,406
Blue Owl Technology Finance Corp.	6.750%	4/4/2029	7,000	7,028
Brighthouse Financial Inc.	5.625%	5/15/2030	5,000	5,047
Brighthouse Financial Inc.	4.700%	6/22/2047	6,415	4,406
Brighthouse Financial Inc.	3.850%	12/22/2051	3,550	2,045
Brookfield Asset Management Ltd.	4.653%	11/15/2030	6,939	6,848
Brookfield Asset Management Ltd.	5.795%	4/24/2035	4,150	4,229
Brookfield Asset Management Ltd.	5.298%	1/15/2036	19,524	19,040
Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,000	15,069
Brookfield Capital Finance LLC	6.087%	6/14/2033	12,184	12,758
Brookfield Finance I UK plc	2.340%	1/30/2032	14,385	12,629
Brookfield Finance Inc.	3.900%	1/25/2028	2,125	2,101
Brookfield Finance Inc.	4.850%	3/29/2029	18,625	18,658
Brookfield Finance Inc.	4.350%	4/15/2030	920	904
Brookfield Finance Inc.	2.724%	4/15/2031	3,300	3,000
Brookfield Finance Inc.	6.350%	1/5/2034	12,590	13,338
Brookfield Finance Inc.	5.675%	1/15/2035	15,845	16,088
Brookfield Finance Inc.	3.500%	3/30/2051	2,825	1,924
Brookfield Finance Inc.	5.968%	3/4/2054	19,500	19,276
Brookfield Finance Inc.	5.813%	3/3/2055	9,000	8,724
Brookfield Finance LLC	3.450%	4/15/2050	16,950	11,512
Brown & Brown Inc.	4.700%	6/23/2028	2,115	2,114
Brown & Brown Inc.	4.900%	6/23/2030	2,275	2,271
Brown & Brown Inc.	2.375%	3/15/2031	7,603	6,743
Brown & Brown Inc.	4.200%	3/17/2032	9,730	9,233
Brown & Brown Inc.	5.250%	6/23/2032	1,225	1,225
Brown & Brown Inc.	5.550%	6/23/2035	23,975	23,938
Brown & Brown Inc.	4.950%	3/17/2052	6,855	5,785
Brown & Brown Inc.	6.250%	6/23/2055	11,500	11,602
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	1,960	1,977
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	2,695	2,773
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	7,314	7,346
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	11,500	11,687
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	8,273	8,284
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	14,062	13,911
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	20,000	19,799
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	30,584	28,696
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	9,083	9,121
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	17,980	19,125
	Capital One Financial Corp.	3.800%	1/31/2028	20,375	20,128
	Capital One Financial Corp.	5.468%	2/1/2029	38,482	38,976
	Capital One Financial Corp.	6.312%	6/8/2029	20,000	20,573
	Capital One Financial Corp.	5.700%	2/1/2030	16,314	16,654
	Capital One Financial Corp.	3.273%	3/1/2030	11,520	11,089
	Capital One Financial Corp.	5.247%	7/26/2030	6,000	6,064
	Capital One Financial Corp.	4.493%	9/11/2031	29,150	28,607
[3]	Capital One Financial Corp.	7.624%	10/30/2031	26,016	28,536
	Capital One Financial Corp.	4.722%	1/30/2032	10,408	10,263
	Capital One Financial Corp.	2.359%	7/29/2032	4,000	3,472
	Capital One Financial Corp.	2.618%	11/2/2032	5,850	5,172
	Capital One Financial Corp.	5.268%	5/10/2033	6,640	6,654
	Capital One Financial Corp.	5.817%	2/1/2034	5,990	6,154
	Capital One Financial Corp.	6.377%	6/8/2034	18,598	19,678
	Capital One Financial Corp.	7.964%	11/2/2034	12,000	13,801
	Capital One Financial Corp.	6.051%	2/1/2035	24,443	25,392
	Capital One Financial Corp.	5.884%	7/26/2035	27,000	27,759
	Capital One Financial Corp.	6.183%	1/30/2036	48,000	49,196
	Capital One Financial Corp.	5.197%	9/11/2036	16,200	15,797
[3]	Capital One NA	4.650%	9/13/2028	3,000	3,005
[3]	Capital One NA	2.700%	2/6/2030	8,000	7,471
	Capital Southwest Corp.	5.950%	9/18/2030	2,711	2,700
	Carlyle Group Inc.	5.050%	9/19/2035	10,000	9,570
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	9,700	9,341
	Cboe Global Markets Inc.	1.625%	12/15/2030	5,830	5,092
	Charles Schwab Corp.	3.200%	1/25/2028	5,350	5,252
	Charles Schwab Corp.	2.000%	3/20/2028	10,000	9,596
	Charles Schwab Corp.	4.000%	2/1/2029	3,750	3,714
	Charles Schwab Corp.	3.250%	5/22/2029	2,790	2,701
	Charles Schwab Corp.	4.603%	7/27/2029	20,000	19,978
	Charles Schwab Corp.	2.750%	10/1/2029	2,590	2,448
	Charles Schwab Corp.	6.196%	11/17/2029	13,775	14,248
	Charles Schwab Corp.	4.744%	5/21/2030	11,400	11,425
	Charles Schwab Corp.	1.650%	3/11/2031	13,300	11,618
	Charles Schwab Corp.	2.300%	5/13/2031	16,000	14,348
	Charles Schwab Corp.	4.343%	11/14/2031	26,900	26,459
	Charles Schwab Corp.	1.950%	12/1/2031	16,985	14,779
	Charles Schwab Corp.	2.900%	3/3/2032	26,000	23,565
	Charles Schwab Corp.	5.853%	5/19/2034	16,280	17,007
	Charles Schwab Corp.	6.136%	8/24/2034	14,675	15,594
	Charles Schwab Corp.	4.914%	11/14/2036	19,709	19,275
	Charles Schwab Corp.	5.493%	5/21/2037	37,535	38,047
	Chubb INA Holdings LLC	1.375%	9/15/2030	9,400	8,242
	Chubb INA Holdings LLC	5.000%	3/15/2034	21,530	21,582
	Chubb INA Holdings LLC	4.900%	8/15/2035	74,300	73,195
	Chubb INA Holdings LLC	6.700%	5/15/2036	1,810	2,022
	Chubb INA Holdings LLC	5.300%	5/20/2036	12,212	12,341
	Chubb INA Holdings LLC	6.000%	5/11/2037	4,200	4,483
[3]	Chubb INA Holdings LLC	6.500%	5/15/2038	4,805	5,356
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,100	936
	Chubb INA Holdings LLC	4.350%	11/3/2045	17,092	14,671
	Chubb INA Holdings LLC	3.050%	12/15/2061	7,800	4,750
	CI Financial Corp.	3.200%	12/17/2030	10,930	9,880
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	6,363	6,633
	Citibank NA	5.803%	9/29/2028	17,970	18,485
	Citibank NA	4.554%	6/18/2029	38,450	38,408
	Citibank NA	4.838%	8/6/2029	7,195	7,253
[3]	Citibank NA	4.914%	5/29/2030	6,800	6,876
	Citibank NA	4.846%	6/18/2032	21,841	21,826
[3]	Citibank NA	5.570%	4/30/2034	22,500	23,318
57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.450%	9/29/2027	34,810	34,760
	Citigroup Inc.	4.125%	7/25/2028	600	594
[3]	Citigroup Inc.	3.520%	10/27/2028	30,050	29,645
	Citigroup Inc.	4.542%	9/19/2030	15,800	15,690
[3]	Citigroup Inc.	2.976%	11/5/2030	38,100	35,986
[3]	Citigroup Inc.	4.412%	3/31/2031	78,850	77,721
	Citigroup Inc.	4.952%	5/7/2031	138,115	138,596
[3]	Citigroup Inc.	2.572%	6/3/2031	3,800	3,491
	Citigroup Inc.	4.503%	9/11/2031	196,126	193,508
	Citigroup Inc.	2.520%	11/3/2032	18,000	15,951
	Citigroup Inc.	3.057%	1/25/2033	29,600	26,813
	Citigroup Inc.	3.785%	3/17/2033	32,099	30,168
	Citigroup Inc.	4.910%	5/24/2033	7,200	7,165
	Citigroup Inc.	6.000%	10/31/2033	6,135	6,408
	Citigroup Inc.	6.270%	11/17/2033	43,000	45,834
	Citigroup Inc.	6.174%	5/25/2034	30,574	31,958
	Citigroup Inc.	5.827%	2/13/2035	49,515	50,540
	Citigroup Inc.	6.020%	1/24/2036	48,965	50,498
	Citigroup Inc.	6.125%	8/25/2036	11,118	11,597
	Citigroup Inc.	5.174%	9/11/2036	113,176	112,603
[3]	Citigroup Inc.	3.878%	1/24/2039	13,125	11,418
[3]	Citigroup Inc.	5.316%	3/26/2041	59,275	58,461
	Citigroup Inc.	5.875%	1/30/2042	12,839	13,285
	Citigroup Inc.	2.904%	11/3/2042	2,290	1,661
	Citigroup Inc.	4.950%	11/7/2043	8,250	7,218
	Citigroup Inc.	5.300%	5/6/2044	5,050	4,741
	Citigroup Inc.	4.650%	7/30/2045	8,275	7,312
	Citigroup Inc.	4.750%	5/18/2046	9,658	8,246
	Citigroup Inc.	4.650%	7/23/2048	9,892	8,567
	Citigroup Inc.	5.612%	3/4/2056	27,296	26,710
	Citizens Bank NA	4.575%	8/9/2028	6,075	6,074
	Citizens Bank NA	4.192%	1/29/2029	4,751	4,712
	Citizens Financial Group Inc.	5.841%	1/23/2030	13,825	14,164
	Citizens Financial Group Inc.	2.500%	2/6/2030	10,876	10,042
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,700	7,281
	Citizens Financial Group Inc.	5.253%	3/5/2031	10,550	10,658
	Citizens Financial Group Inc.	5.718%	7/23/2032	6,080	6,247
	Citizens Financial Group Inc.	2.638%	9/30/2032	8,000	6,844
	Citizens Financial Group Inc.	6.645%	4/25/2035	8,556	9,202
	Citizens Financial Group Inc.	5.299%	1/29/2036	5,139	5,090
	CME Group Inc.	4.400%	3/15/2030	9,000	8,962
	CME Group Inc.	5.300%	9/15/2043	10,840	10,667
	CME Group Inc.	4.150%	6/15/2048	9,762	8,053
	CNA Financial Corp.	3.450%	8/15/2027	5,000	4,937
	CNA Financial Corp.	3.900%	5/1/2029	11,450	11,192
	CNA Financial Corp.	2.050%	8/15/2030	1,705	1,526
	CNA Financial Corp.	5.500%	6/15/2033	5,302	5,376
	CNA Financial Corp.	5.125%	2/15/2034	14,406	14,241
	CNA Financial Corp.	5.200%	8/15/2035	10,200	10,011
	CNO Financial Group Inc.	5.250%	5/30/2029	5,400	5,433
	CNO Financial Group Inc.	6.450%	6/15/2034	8,570	8,932
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,050	9,059
[3]	Commonwealth Bank of Australia	4.355%	3/27/2029	12,850	12,826
[3]	Commonwealth Bank of Australia	4.150%	10/1/2030	4,288	4,228
	Cooperatieve Rabobank UA	4.883%	1/21/2028	21,380	21,562
	Cooperatieve Rabobank UA	4.345%	6/9/2028	11,400	11,394
	Cooperatieve Rabobank UA	4.800%	1/9/2029	8,300	8,371
	Cooperatieve Rabobank UA	4.322%	4/1/2029	11,400	11,381
	Cooperatieve Rabobank UA	4.494%	10/17/2029	13,250	13,273
	Cooperatieve Rabobank UA	5.119%	6/9/2036	11,400	11,347
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	663	653
	Cooperatieve Rabobank UA	5.750%	12/1/2043	20,449	20,256
	Cooperatieve Rabobank UA	5.250%	8/4/2045	29,173	27,008
	Corebridge Financial Inc.	3.850%	4/5/2029	20,288	19,828
	Corebridge Financial Inc.	3.900%	4/5/2032	22,628	21,232
	Corebridge Financial Inc.	6.050%	9/15/2033	10,695	11,169
	Corebridge Financial Inc.	5.750%	1/15/2034	41,785	42,887
	Corebridge Financial Inc.	4.350%	4/5/2042	11,815	9,937
	Corebridge Financial Inc.	4.400%	4/5/2052	14,265	11,410
	Corebridge Financial Inc.	6.875%	12/15/2052	10,340	10,480
58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	6.375%	9/15/2054	8,500	8,484
	Deutsche Bank AG	6.720%	1/18/2029	20,800	21,421
	Deutsche Bank AG	6.819%	11/20/2029	17,380	18,174
	Deutsche Bank AG	4.999%	9/11/2030	15,000	15,055
	Deutsche Bank AG	5.297%	5/9/2031	43,175	43,611
	Deutsche Bank AG	5.882%	7/8/2031	2,282	2,319
	Deutsche Bank AG	4.950%	8/4/2031	30,140	30,037
[3]	Deutsche Bank AG	3.547%	9/18/2031	14,000	13,216
	Deutsche Bank AG	4.469%	12/10/2031	14,000	13,763
	Deutsche Bank AG	3.729%	1/14/2032	10,895	10,203
	Deutsche Bank AG	4.725%	2/6/2032	10,251	10,096
	Deutsche Bank AG	5.060%	4/14/2032	25,000	24,938
	Deutsche Bank AG	3.035%	5/28/2032	10,500	9,554
	Deutsche Bank AG	4.875%	12/1/2032	14,405	14,325
	Deutsche Bank AG	3.742%	1/7/2033	13,126	12,047
	Deutsche Bank AG	7.079%	2/10/2034	16,846	18,177
	Deutsche Bank AG	5.403%	9/11/2035	15,398	15,406
	Enact Holdings Inc.	6.250%	5/28/2029	9,779	10,069
	Enstar Group Ltd.	4.950%	6/1/2029	714	712
	Enstar Group Ltd.	3.100%	9/1/2031	11,000	9,797
	Equitable Holdings Inc.	4.350%	4/20/2028	5,190	5,156
	Equitable Holdings Inc.	5.594%	1/11/2033	6,180	6,309
	Equitable Holdings Inc.	5.000%	4/20/2048	15,118	13,214
	Equitable Holdings Inc.	6.700%	3/28/2055	5,800	5,959
	Essent Group Ltd.	6.250%	7/1/2029	5,800	5,982
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	3,225	2,819
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	12,000	8,167
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	11,750	7,328
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5,000	5,106
	F&G Annuities & Life Inc.	6.250%	10/4/2034	5,750	5,627
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,000	6,019
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	10,000	9,940
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	5,000	4,678
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	7,600	7,790
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	8,570	8,946
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	9,600	9,822
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	8,900	9,092
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	6,900	6,798
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	4,600	4,799
[8]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	9,400	9,382
	Fidelity National Financial Inc.	3.400%	6/15/2030	4,311	4,058
	Fidelity National Financial Inc.	2.450%	3/15/2031	6,190	5,472
	Fidelity National Financial Inc.	3.200%	9/17/2051	10,000	6,341
	Fifth Third Bancorp	3.950%	3/14/2028	9,400	9,305
	Fifth Third Bancorp	6.361%	10/27/2028	10,000	10,222
[8]	Fifth Third Bancorp	4.000%	2/1/2029	5,370	5,269
	Fifth Third Bancorp	6.339%	7/27/2029	13,360	13,801
[8]	Fifth Third Bancorp	5.982%	1/30/2030	10,235	10,513
	Fifth Third Bancorp	4.895%	9/6/2030	11,060	11,075
	Fifth Third Bancorp	5.631%	1/29/2032	10,000	10,285
	Fifth Third Bancorp	4.566%	4/29/2032	15,662	15,394
	Fifth Third Bancorp	5.141%	1/29/2037	32,052	31,486
	Fifth Third Bank NA	5.332%	8/25/2033	5,110	5,113
	First American Financial Corp.	4.000%	5/15/2030	3,130	3,009
	First American Financial Corp.	2.400%	8/15/2031	7,000	6,087
	First American Financial Corp.	5.450%	9/30/2034	5,000	4,924
[3]	First Horizon Bank	5.750%	5/1/2030	4,595	4,665
	First Horizon Corp.	5.514%	3/7/2031	4,800	4,859
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	4,210	4,290
	FNB Corp.	5.722%	12/11/2030	4,100	4,131
[8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	3,700	3,579
	Franklin Resources Inc.	1.600%	10/30/2030	10,000	8,805
	Franklin Resources Inc.	2.950%	8/12/2051	4,000	2,515
	GATX Corp.	3.500%	3/15/2028	7,000	6,869
	GATX Corp.	4.550%	11/7/2028	7,215	7,183
	GATX Corp.	4.000%	6/30/2030	8,315	8,095
	GATX Corp.	1.900%	6/1/2031	6,599	5,761
	GATX Corp.	3.500%	6/1/2032	975	903
	GATX Corp.	5.450%	9/15/2033	7,500	7,656
	GATX Corp.	6.900%	5/1/2034	9,400	10,374
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	5.500%	6/15/2035	8,450	8,544
	GATX Corp.	4.500%	3/30/2045	2,175	1,801
	GATX Corp.	3.100%	6/1/2051	6,000	3,823
	GATX Corp.	6.050%	6/5/2054	13,735	13,879
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	5,458	5,206
	Global Payments Inc.	4.550%	3/15/2028	5,062	5,042
	Global Payments Inc.	4.450%	6/1/2028	11,060	10,966
	Global Payments Inc.	4.500%	11/15/2028	29,200	28,853
	Global Payments Inc.	3.200%	8/15/2029	13,190	12,455
	Global Payments Inc.	2.900%	5/15/2030	10,998	10,095
	Global Payments Inc.	4.875%	11/15/2030	23,048	22,652
	Global Payments Inc.	2.900%	11/15/2031	11,600	10,220
	Global Payments Inc.	5.400%	8/15/2032	9,500	9,447
	Global Payments Inc.	5.200%	11/15/2032	17,824	17,390
	Global Payments Inc.	5.400%	3/15/2033	7,241	7,097
	Global Payments Inc.	5.550%	11/15/2035	21,699	21,022
	Global Payments Inc.	5.950%	8/15/2052	6,170	5,828
	Globe Life Inc.	4.550%	9/15/2028	3,200	3,193
	Globe Life Inc.	2.150%	8/15/2030	3,910	3,528
	Globe Life Inc.	5.850%	9/15/2034	6,000	6,190
	Goldman Sachs Bank USA	4.656%	6/3/2029	45,100	45,118
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	5,463	5,369
	Goldman Sachs Capital I	6.345%	2/15/2034	9,435	9,848
	Goldman Sachs Group Inc.	4.482%	8/23/2028	44,763	44,722
	Goldman Sachs Group Inc.	4.148%	1/21/2029	28,986	28,740
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	41,494	40,844
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	23,875	23,663
	Goldman Sachs Group Inc.	4.153%	10/21/2029	100,000	98,592
	Goldman Sachs Group Inc.	6.484%	10/24/2029	45,225	46,912
	Goldman Sachs Group Inc.	2.600%	2/7/2030	3,700	3,440
	Goldman Sachs Group Inc.	3.800%	3/15/2030	36,010	34,841
	Goldman Sachs Group Inc.	4.594%	4/20/2030	50,000	49,727
	Goldman Sachs Group Inc.	5.727%	4/25/2030	26,000	26,641
	Goldman Sachs Group Inc.	5.049%	7/23/2030	40,000	40,243
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	8,000	8,087
	Goldman Sachs Group Inc.	5.218%	4/23/2031	90,353	91,209
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	84,470	82,608
	Goldman Sachs Group Inc.	4.516%	1/21/2032	94,942	93,145
	Goldman Sachs Group Inc.	1.992%	1/27/2032	26,275	23,109
	Goldman Sachs Group Inc.	2.615%	4/22/2032	68,291	61,352
	Goldman Sachs Group Inc.	4.972%	6/3/2032	69,000	68,954
	Goldman Sachs Group Inc.	2.383%	7/21/2032	25,565	22,597
	Goldman Sachs Group Inc.	2.650%	10/21/2032	63,190	56,226
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,680	35,936
	Goldman Sachs Group Inc.	5.094%	4/20/2034	60,000	59,743
	Goldman Sachs Group Inc.	5.851%	4/25/2035	8,975	9,307
	Goldman Sachs Group Inc.	5.330%	7/23/2035	29,025	29,127
	Goldman Sachs Group Inc.	5.016%	10/23/2035	31,800	31,233
	Goldman Sachs Group Inc.	5.536%	1/28/2036	50,000	50,789
	Goldman Sachs Group Inc.	6.450%	5/1/2036	8,650	9,205
	Goldman Sachs Group Inc.	4.939%	10/21/2036	23,250	22,573
	Goldman Sachs Group Inc.	5.065%	1/21/2037	119,670	116,963
	Goldman Sachs Group Inc.	5.425%	6/3/2037	15,189	15,247
	Goldman Sachs Group Inc.	6.750%	10/1/2037	56,135	61,170
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	57,447	50,386
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	31,354	28,366
	Goldman Sachs Group Inc.	6.250%	2/1/2041	9,856	10,487
	Goldman Sachs Group Inc.	5.387%	2/2/2041	31,132	30,399
	Goldman Sachs Group Inc.	3.210%	4/22/2042	36,440	27,526
	Goldman Sachs Group Inc.	2.908%	7/21/2042	2,930	2,120
	Goldman Sachs Group Inc.	3.436%	2/24/2043	10,000	7,646
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	11,000	9,869
	Goldman Sachs Group Inc.	5.150%	5/22/2045	30,892	28,183
	Goldman Sachs Group Inc.	5.561%	11/19/2045	75,100	72,998
	Goldman Sachs Group Inc.	5.541%	1/21/2047	70,000	67,653
	Goldman Sachs Group Inc.	5.734%	1/28/2056	55,123	54,261
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,075	1,081
[3]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	4,328	4,290
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	8,575	8,682
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,203	2,173
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golub Capital BDC Inc.	7.050%	12/5/2028	5,497	5,641
	Golub Capital BDC Inc.	6.000%	7/15/2029	14,455	14,470
	Golub Capital BDC Inc.	6.250%	6/1/2031	25,000	24,761
	Golub Capital Private Credit Fund	5.800%	9/12/2029	9,250	9,145
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,800	6,698
[8]	Golub Capital Private Credit Fund	5.600%	4/15/2031	23,308	22,321
[8]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	16,749	16,819
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	10,350	10,564
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	7,950	8,272
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	5,832	5,756
	Hanover Insurance Group Inc.	2.500%	9/1/2030	7,610	6,928
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,700	1,710
	Hartford Insurance Group Inc.	2.800%	8/19/2029	10,106	9,549
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,380	6,704
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,070	4,223
	Hartford Insurance Group Inc.	3.600%	8/19/2049	12,000	8,701
	Hartford Insurance Group Inc.	2.900%	9/15/2051	6,000	3,795
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,688	4,644
	HPS Corporate Lending Fund	4.900%	9/11/2028	14,379	14,093
	HPS Corporate Lending Fund	6.750%	1/30/2029	5,000	5,088
[8]	HPS Corporate Lending Fund	5.150%	4/2/2029	8,850	8,655
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,710	3,732
	HPS Corporate Lending Fund	5.850%	6/5/2030	6,750	6,651
	HPS Corporate Lending Fund	5.450%	11/15/2030	9,475	9,163
[8]	HPS Corporate Lending Fund	5.650%	4/2/2031	13,100	12,709
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,493	13,208
[3]	HSBC Bank USA NA	7.000%	1/15/2039	7,726	8,701
	HSBC Holdings plc	5.210%	8/11/2028	19,060	19,190
[3]	HSBC Holdings plc	2.013%	9/22/2028	27,174	26,333
	HSBC Holdings plc	7.390%	11/3/2028	15,000	15,533
	HSBC Holdings plc	5.130%	11/19/2028	5,500	5,536
	HSBC Holdings plc	4.899%	3/3/2029	14,600	14,654
	HSBC Holdings plc	6.161%	3/9/2029	9,216	9,436
[3]	HSBC Holdings plc	4.583%	6/19/2029	40,587	40,466
	HSBC Holdings plc	2.206%	8/17/2029	31,700	30,065
	HSBC Holdings plc	4.398%	3/10/2030	40,000	39,574
	HSBC Holdings plc	4.950%	3/31/2030	6,025	6,080
	HSBC Holdings plc	4.711%	5/12/2030	87,521	87,145
[3]	HSBC Holdings plc	3.973%	5/22/2030	24,815	24,210
	HSBC Holdings plc	5.286%	11/19/2030	26,493	26,826
	HSBC Holdings plc	5.130%	3/3/2031	7,100	7,146
[3]	HSBC Holdings plc	2.848%	6/4/2031	35,100	32,517
[3]	HSBC Holdings plc	2.357%	8/18/2031	16,500	14,930
	HSBC Holdings plc	4.619%	11/6/2031	20,156	19,872
	HSBC Holdings plc	4.675%	3/10/2032	44,090	43,474
	HSBC Holdings plc	5.733%	5/17/2032	11,286	11,636
[3]	HSBC Holdings plc	7.625%	5/17/2032	575	634
	HSBC Holdings plc	2.804%	5/24/2032	42,900	38,777
	HSBC Holdings plc	2.871%	11/22/2032	40,145	36,033
[3]	HSBC Holdings plc	7.350%	11/27/2032	600	654
	HSBC Holdings plc	4.762%	3/29/2033	18,700	18,238
	HSBC Holdings plc	5.402%	8/11/2033	12,575	12,738
	HSBC Holdings plc	8.113%	11/3/2033	20,000	22,984
	HSBC Holdings plc	6.254%	3/9/2034	46,074	48,823
	HSBC Holdings plc	5.208%	5/12/2034	32,800	32,685
	HSBC Holdings plc	6.547%	6/20/2034	31,500	33,492
	HSBC Holdings plc	7.399%	11/13/2034	30,245	33,661
	HSBC Holdings plc	5.719%	3/4/2035	14,000	14,382
	HSBC Holdings plc	5.874%	11/18/2035	26,606	27,243
	HSBC Holdings plc	5.450%	3/3/2036	28,400	28,601
[3]	HSBC Holdings plc	6.500%	5/2/2036	15,575	16,503
	HSBC Holdings plc	5.790%	5/13/2036	62,452	64,378
	HSBC Holdings plc	5.741%	9/10/2036	18,442	18,596
	HSBC Holdings plc	5.133%	11/6/2036	31,682	31,152
	HSBC Holdings plc	5.279%	3/10/2037	64,523	63,771
[3]	HSBC Holdings plc	6.500%	9/15/2037	27,201	29,011
[3]	HSBC Holdings plc	6.800%	6/1/2038	5,908	6,461
	HSBC Holdings plc	6.100%	1/14/2042	5,325	5,681
	HSBC Holdings plc	6.332%	3/9/2044	29,200	31,238
	HSBC Holdings plc	5.250%	3/14/2044	30,738	29,102
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC USA Inc.	4.650%	6/3/2028	3,400	3,410
	Huntington Bancshares Inc.	4.443%	8/4/2028	15,856	15,827
	Huntington Bancshares Inc.	6.208%	8/21/2029	9,275	9,547
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,935	1,788
	Huntington Bancshares Inc.	5.272%	1/15/2031	13,269	13,422
	Huntington Bancshares Inc.	4.623%	1/28/2032	8,320	8,183
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,650	4,622
	Huntington Bancshares Inc.	5.709%	2/2/2035	11,852	12,129
	Huntington Bancshares Inc.	2.487%	8/15/2036	7,400	6,382
	Huntington Bancshares Inc.	6.141%	11/18/2039	12,495	12,758
	Huntington Bancshares Inc.	5.605%	1/28/2041	5,200	5,090
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	9,212	9,101
	ING Groep NV	4.550%	10/2/2028	4,000	3,999
	ING Groep NV	4.858%	3/25/2029	1,770	1,777
	ING Groep NV	4.050%	4/9/2029	3,655	3,603
	ING Groep NV	5.066%	3/25/2031	6,350	6,401
[3]	ING Groep NV	4.803%	3/23/2032	16,800	16,693
	ING Groep NV	4.252%	3/28/2033	10,000	9,652
	ING Groep NV	5.550%	3/19/2035	33,575	34,199
	ING Groep NV	5.525%	3/25/2036	2,435	2,473
	ING Groep NV	5.420%	3/23/2037	33,820	33,908
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,100	6,997
	Intercontinental Exchange Inc.	3.625%	9/1/2028	15,425	15,140
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,375	4,299
	Intercontinental Exchange Inc.	3.950%	12/1/2028	7,143	7,046
	Intercontinental Exchange Inc.	4.350%	6/15/2029	30,586	30,356
	Intercontinental Exchange Inc.	2.100%	6/15/2030	16,540	15,013
	Intercontinental Exchange Inc.	4.200%	3/15/2031	9,619	9,426
	Intercontinental Exchange Inc.	5.250%	6/15/2031	16,342	16,709
	Intercontinental Exchange Inc.	1.850%	9/15/2032	23,055	19,441
	Intercontinental Exchange Inc.	4.600%	3/15/2033	23,444	23,044
	Intercontinental Exchange Inc.	2.650%	9/15/2040	21,940	15,912
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,115	918
	Intercontinental Exchange Inc.	3.000%	6/15/2050	19,875	12,947
	Intercontinental Exchange Inc.	4.950%	6/15/2052	23,000	20,784
	Intercontinental Exchange Inc.	3.000%	9/15/2060	19,000	11,136
	Intercontinental Exchange Inc.	5.200%	6/15/2062	11,500	10,437
[8]	Intesa Sanpaolo SpA	4.700%	9/23/2049	2,000	1,660
	Invesco Finance plc	5.375%	11/30/2043	7,125	6,845
	Jackson Financial Inc.	3.125%	11/23/2031	5,475	4,894
	Jackson Financial Inc.	5.670%	6/8/2032	4,000	4,031
	Jackson Financial Inc.	4.000%	11/23/2051	5,800	3,978
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,065	4,144
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,510	9,190
	Jefferies Financial Group Inc.	5.125%	4/28/2031	9,721	9,601
	Jefferies Financial Group Inc.	2.625%	10/15/2031	5,500	4,791
	Jefferies Financial Group Inc.	2.750%	10/15/2032	4,000	3,418
	Jefferies Financial Group Inc.	6.200%	4/14/2034	31,565	32,307
	Jefferies Financial Group Inc.	6.250%	1/15/2036	3,055	3,118
	Jefferies Financial Group Inc.	6.500%	1/20/2043	4,305	4,332
	JPMorgan Chase & Co.	4.250%	10/1/2027	11,592	11,578
	JPMorgan Chase & Co.	3.625%	12/1/2027	9,750	9,639
	JPMorgan Chase & Co.	4.979%	7/22/2028	23,800	23,905
	JPMorgan Chase & Co.	4.505%	10/22/2028	10,000	9,998
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	65,821	64,739
	JPMorgan Chase & Co.	4.915%	1/24/2029	36,000	36,178
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	53,930	53,350
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	23,425	23,226
	JPMorgan Chase & Co.	5.299%	7/24/2029	54,705	55,423
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,555	5,723
[3]	JPMorgan Chase & Co.	4.452%	12/5/2029	19,500	19,386
	JPMorgan Chase & Co.	5.012%	1/23/2030	25,170	25,345
	JPMorgan Chase & Co.	5.581%	4/22/2030	107,685	110,035
	JPMorgan Chase & Co.	4.408%	4/23/2030	50,000	49,577
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,664	16,209
	JPMorgan Chase & Co.	4.995%	7/22/2030	45,420	45,719
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	45,715	42,939
	JPMorgan Chase & Co.	4.603%	10/22/2030	105,100	104,640
	JPMorgan Chase & Co.	5.140%	1/24/2031	46,947	47,476
[3]	JPMorgan Chase & Co.	2.522%	4/22/2031	22,000	20,281
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	30,000	28,008
	JPMorgan Chase & Co.	4.255%	10/22/2031	128,495	125,646
	JPMorgan Chase & Co.	4.347%	1/22/2032	182,265	178,527
	JPMorgan Chase & Co.	1.953%	2/4/2032	29,000	25,528
	JPMorgan Chase & Co.	2.580%	4/22/2032	28,354	25,550
	JPMorgan Chase & Co.	4.622%	4/23/2032	100,000	98,862
	JPMorgan Chase & Co.	2.545%	11/8/2032	42,170	37,502
	JPMorgan Chase & Co.	2.963%	1/25/2033	13,270	12,009
	JPMorgan Chase & Co.	4.912%	7/25/2033	88,700	88,616
	JPMorgan Chase & Co.	5.717%	9/14/2033	1,440	1,488
	JPMorgan Chase & Co.	5.350%	6/1/2034	83,072	84,481
	JPMorgan Chase & Co.	6.254%	10/23/2034	19,000	20,341
	JPMorgan Chase & Co.	5.336%	1/23/2035	34,849	35,373
	JPMorgan Chase & Co.	5.766%	4/22/2035	7,235	7,526
	JPMorgan Chase & Co.	5.502%	1/24/2036	31,000	31,697
	JPMorgan Chase & Co.	5.572%	4/22/2036	80,629	82,900
	JPMorgan Chase & Co.	5.576%	7/23/2036	116,215	118,079
	JPMorgan Chase & Co.	4.810%	10/22/2036	84,988	82,565
	JPMorgan Chase & Co.	4.898%	1/22/2037	75,317	73,380
	JPMorgan Chase & Co.	5.193%	2/5/2037	50,000	49,269
	JPMorgan Chase & Co.	5.148%	4/23/2037	40,124	39,830
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	21,170	18,708
	JPMorgan Chase & Co.	5.500%	10/15/2040	26,584	27,100
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	33,275	25,669
	JPMorgan Chase & Co.	2.525%	11/19/2041	14,800	10,488
	JPMorgan Chase & Co.	5.400%	1/6/2042	3,575	3,562
	JPMorgan Chase & Co.	3.157%	4/22/2042	24,595	18,705
	JPMorgan Chase & Co.	5.625%	8/16/2043	36,510	36,903
	JPMorgan Chase & Co.	4.850%	2/1/2044	3,500	3,235
	JPMorgan Chase & Co.	4.950%	6/1/2045	14,174	13,068
	JPMorgan Chase & Co.	5.534%	11/29/2045	73,830	73,218
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	25,500	21,113
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,000	3,196
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	55,200	43,457
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,870	9,253
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	49,000	32,799
	JPMorgan Chase & Co.	3.328%	4/22/2052	37,900	26,243
	Kemper Corp.	2.400%	9/30/2030	5,000	4,376
	Kemper Corp.	3.800%	2/23/2032	2,450	2,211
[3]	Keybank National Association	5.850%	11/15/2027	7,600	7,723
[3]	Keybank National Association	4.390%	12/14/2027	1,060	1,058
[3]	Keybank National Association	6.950%	2/1/2028	2,750	2,841
[3]	Keybank National Association	4.900%	8/8/2032	15,000	14,678
	Keybank National Association	5.000%	1/26/2033	16,635	16,469
[3]	KeyCorp	4.100%	4/30/2028	18,000	17,852
[3]	KeyCorp	2.550%	10/1/2029	9,500	8,880
[3]	KeyCorp	5.121%	4/4/2031	6,000	6,040
[3]	KeyCorp	4.789%	6/1/2033	1,445	1,415
	KeyCorp	6.401%	3/6/2035	16,905	17,971
	KKR & Co. Inc.	5.100%	8/7/2035	8,950	8,660
	Lazard Group LLC	4.500%	9/19/2028	9,350	9,281
	Lazard Group LLC	6.000%	3/15/2031	5,000	5,186
	Lazard Group LLC	5.625%	8/1/2035	5,000	5,021
	Legg Mason Inc.	5.625%	1/15/2044	5,486	5,387
	Lincoln National Corp.	3.800%	3/1/2028	9,750	9,615
	Lincoln National Corp.	3.050%	1/15/2030	7,814	7,349
	Lincoln National Corp.	6.800%	7/15/2056	6,264	6,253
	Lloyds Banking Group plc	4.375%	3/22/2028	20,510	20,453
	Lloyds Banking Group plc	4.550%	8/16/2028	4,150	4,147
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	21,225	20,944
	Lloyds Banking Group plc	5.087%	11/26/2028	7,450	7,502
	Lloyds Banking Group plc	5.871%	3/6/2029	5,401	5,505
	Lloyds Banking Group plc	4.818%	6/13/2029	5,099	5,107
	Lloyds Banking Group plc	4.241%	2/10/2030	4,946	4,882
	Lloyds Banking Group plc	5.721%	6/5/2030	8,000	8,210
	Lloyds Banking Group plc	4.425%	11/4/2031	29,957	29,421
	Lloyds Banking Group plc	4.976%	8/11/2033	25,753	25,635
	Lloyds Banking Group plc	7.953%	11/15/2033	8,000	9,074
	Lloyds Banking Group plc	5.679%	1/5/2035	19,225	19,762
	Lloyds Banking Group plc	5.590%	11/26/2035	23,780	24,269
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	6.068%	6/13/2036	24,365	25,132
	Lloyds Banking Group plc	4.943%	11/4/2036	21,217	20,595
	Lloyds Banking Group plc	5.300%	12/1/2045	8,574	8,029
	Lloyds Banking Group plc	3.369%	12/14/2046	29,638	21,775
	Lloyds Banking Group plc	5.668%	2/10/2047	12,000	11,823
	Loews Corp.	3.200%	5/15/2030	6,500	6,168
	Loews Corp.	6.000%	2/1/2035	3,575	3,767
	Loews Corp.	4.940%	4/1/2036	6,375	6,243
	Loews Corp.	4.125%	5/15/2043	4,315	3,603
	LPL Holdings Inc.	4.900%	4/3/2028	3,670	3,673
	LPL Holdings Inc.	6.750%	11/17/2028	11,370	11,820
	LPL Holdings Inc.	5.200%	3/15/2030	8,800	8,849
	LPL Holdings Inc.	6.000%	5/20/2034	5,800	5,932
	LPL Holdings Inc.	5.650%	3/15/2035	5,800	5,766
	LPL Holdings Inc.	5.750%	6/15/2035	5,750	5,754
	M&T Bank Corp.	4.553%	8/16/2028	6,605	6,602
[3]	M&T Bank Corp.	4.833%	1/16/2029	1,500	1,503
	M&T Bank Corp.	7.413%	10/30/2029	7,300	7,725
	M&T Bank Corp.	5.179%	7/8/2031	4,500	4,533
	M&T Bank Corp.	6.082%	3/13/2032	7,500	7,826
	M&T Bank Corp.	5.053%	1/27/2034	22,620	22,437
	M&T Bank Corp.	5.400%	7/30/2035	12,039	12,026
[3]	M&T Bank Corp.	5.385%	1/16/2036	4,000	3,998
	Main Street Capital Corp.	5.400%	8/15/2028	5,116	5,085
	Main Street Capital Corp.	6.950%	3/1/2029	7,100	7,301
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,000	6,916
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	12,584	12,619
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,750	14,775
	Manulife Financial Corp.	4.986%	12/11/2035	38,300	37,673
	Manulife Financial Corp.	5.375%	3/4/2046	8,075	7,828
	Marex Group plc	5.829%	5/8/2028	8,145	8,199
	Marex Group plc	6.404%	11/4/2029	9,200	9,421
	Markel Group Inc.	3.500%	11/1/2027	6,175	6,097
	Markel Group Inc.	3.350%	9/17/2029	2,555	2,453
	Markel Group Inc.	5.000%	4/5/2046	4,650	4,155
	Markel Group Inc.	4.300%	11/1/2047	2,200	1,759
	Markel Group Inc.	5.000%	5/20/2049	5,941	5,211
	Markel Group Inc.	4.150%	9/17/2050	620	477
	Markel Group Inc.	3.450%	5/7/2052	12,400	8,404
	Markel Group Inc.	6.000%	5/16/2054	6,860	6,859
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	9,190	9,207
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	11,025	10,983
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	6,330	6,327
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	13,910	12,590
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	11,600	11,629
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	6,000	6,279
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,000	6,169
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	9,100	9,164
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	28,200	27,931
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	35,000	34,419
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	18,400	17,377
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	21,924	19,522
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	2,230	2,369
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	10,000	9,481
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	12,215	12,106
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,091	4,859
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	21,020	19,859
	Mastercard Inc.	4.100%	1/15/2028	6,903	6,883
	Mastercard Inc.	3.500%	2/26/2028	3,720	3,677
	Mastercard Inc.	4.875%	3/9/2028	22,635	22,809
	Mastercard Inc.	4.550%	3/15/2028	2,100	2,107
	Mastercard Inc.	4.325%	6/8/2028	16,681	16,673
	Mastercard Inc.	2.950%	6/1/2029	6,375	6,139
	Mastercard Inc.	4.425%	6/8/2029	19,954	19,925
	Mastercard Inc.	3.350%	3/26/2030	16,000	15,389
	Mastercard Inc.	1.900%	3/15/2031	3,575	3,177
	Mastercard Inc.	4.600%	6/8/2031	22,225	22,185
	Mastercard Inc.	2.000%	11/18/2031	17,000	15,015
	Mastercard Inc.	4.350%	1/15/2032	13,878	13,677
	Mastercard Inc.	4.950%	3/15/2032	18,200	18,460
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	4.875%	5/9/2034	6,800	6,817
	Mastercard Inc.	4.550%	1/15/2035	19,402	18,907
	Mastercard Inc.	5.000%	6/8/2036	17,950	17,886
	Mastercard Inc.	3.800%	11/21/2046	5,700	4,451
	Mastercard Inc.	3.950%	2/26/2048	12,610	9,975
	Mastercard Inc.	3.650%	6/1/2049	8,760	6,535
	Mastercard Inc.	3.850%	3/26/2050	19,406	15,017
	Mastercard Inc.	2.950%	3/15/2051	7,000	4,542
	Mercury General Corp.	6.250%	6/15/2036	6,612	6,729
	MetLife Inc.	4.550%	3/23/2030	16,925	16,955
	MetLife Inc.	5.375%	7/15/2033	14,727	15,189
	MetLife Inc.	6.375%	6/15/2034	3,445	3,740
	MetLife Inc.	5.300%	12/15/2034	20,995	21,361
[3]	MetLife Inc.	6.400%	12/15/2036	16,231	16,539
	MetLife Inc.	5.875%	2/6/2041	24,623	25,571
	MetLife Inc.	4.125%	8/13/2042	18,975	15,925
	MetLife Inc.	4.875%	11/13/2043	12,267	11,300
	MetLife Inc.	4.721%	12/15/2044	9,535	8,426
	MetLife Inc.	4.050%	3/1/2045	11,835	9,681
	MetLife Inc.	5.000%	7/15/2052	11,395	10,259
	MetLife Inc.	5.250%	1/15/2054	27,760	25,942
[3]	MetLife Inc.	6.350%	3/15/2055	11,610	11,896
[3]	MetLife Inc.	5.850%	3/15/2056	13,823	13,634
	MGIC Investment Corp.	5.250%	8/15/2028	1,755	1,753
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	42,480	42,028
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	21,150	20,986
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	10,700	10,752
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,370	2,345
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	11,780	11,881
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	20,393	20,630
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	10,000	9,803
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	15,000	15,145
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	34,225	32,756
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	13,855	12,837
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	13,495	13,663
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	28,200	25,426
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	5,100	5,162
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	27,365	26,886
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	9,333	9,285
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,815
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	25,714	22,756
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	8,200	7,336
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	18,000	17,348
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	22,700	22,785
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	1,000	1,020
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	23,050	23,528
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,695	40,270
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	28,180	28,801
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,000	5,120
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	23,467	23,026
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	28,609	28,541
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	9,100	8,470
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	750	674
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	16,450	13,973
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	8,984	9,067
	Mizuho Financial Group Inc.	4.018%	3/5/2028	14,250	14,142
	Mizuho Financial Group Inc.	5.667%	5/27/2029	5,000	5,094
	Mizuho Financial Group Inc.	5.778%	7/6/2029	29,300	29,938
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	17,600	17,443
	Mizuho Financial Group Inc.	5.376%	5/26/2030	6,500	6,612
[6]	Mizuho Financial Group Inc.	4.782%	7/13/2030	13,000	12,980
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	17,200	16,410
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,600	3,629
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	5,000	4,593
	Mizuho Financial Group Inc.	4.711%	7/8/2031	30,025	29,861
[3]	Mizuho Financial Group Inc.	1.979%	9/8/2031	21,902	19,484
	Mizuho Financial Group Inc.	2.564%	9/13/2031	15,000	13,257
	Mizuho Financial Group Inc.	4.438%	5/12/2032	13,946	13,606
	Mizuho Financial Group Inc.	2.172%	5/22/2032	20,460	17,985
	Mizuho Financial Group Inc.	5.754%	5/27/2034	10,000	10,382
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.748%	7/6/2034	19,740	20,462
	Mizuho Financial Group Inc.	5.579%	5/26/2035	10,000	10,231
	Mizuho Financial Group Inc.	5.323%	7/8/2036	25,300	25,374
	Mizuho Financial Group Inc.	5.050%	5/12/2037	12,585	12,334
[6]	Mizuho Financial Group Inc.	5.337%	7/13/2037	5,400	5,368
[3]	Morgan Stanley	3.591%	7/22/2028	44,833	44,339
	Morgan Stanley	6.296%	10/18/2028	16,060	16,403
[3]	Morgan Stanley	3.772%	1/24/2029	1,075	1,060
	Morgan Stanley	5.123%	2/1/2029	87,250	87,793
[3]	Morgan Stanley	4.994%	4/12/2029	36,770	36,971
[3]	Morgan Stanley	5.164%	4/20/2029	50,000	50,393
	Morgan Stanley	5.449%	7/20/2029	11,643	11,798
[3]	Morgan Stanley	4.133%	10/18/2029	48,410	47,745
	Morgan Stanley	4.238%	1/9/2030	13,975	13,790
	Morgan Stanley	5.173%	1/16/2030	37,000	37,332
[3]	Morgan Stanley	4.431%	1/23/2030	11,000	10,901
	Morgan Stanley	4.555%	4/10/2030	35,700	35,475
	Morgan Stanley	5.656%	4/18/2030	26,365	26,934
	Morgan Stanley	5.042%	7/19/2030	55,000	55,391
	Morgan Stanley	4.654%	10/18/2030	23,900	23,771
	Morgan Stanley	5.230%	1/15/2031	29,655	29,993
[3]	Morgan Stanley	2.699%	1/22/2031	49,555	46,038
[3]	Morgan Stanley	3.622%	4/1/2031	74,800	71,644
	Morgan Stanley	5.192%	4/17/2031	100,790	101,849
[3]	Morgan Stanley	4.356%	10/22/2031	95,340	93,239
	Morgan Stanley	4.493%	1/16/2032	17,806	17,459
[3]	Morgan Stanley	1.794%	2/13/2032	92,325	80,330
	Morgan Stanley	7.250%	4/1/2032	8,000	9,013
	Morgan Stanley	4.809%	4/16/2032	131,768	130,740
[3]	Morgan Stanley	1.928%	4/28/2032	13,850	12,043
[3]	Morgan Stanley	2.511%	10/20/2032	20,000	17,679
	Morgan Stanley	4.889%	7/20/2033	10,000	9,923
	Morgan Stanley	6.342%	10/18/2033	27,060	28,847
[3]	Morgan Stanley	5.250%	4/21/2034	21,310	21,452
[3]	Morgan Stanley	5.424%	7/21/2034	20,000	20,306
	Morgan Stanley	6.627%	11/1/2034	20,000	21,714
	Morgan Stanley	5.466%	1/18/2035	38,767	39,386
	Morgan Stanley	5.831%	4/19/2035	56,320	58,457
	Morgan Stanley	5.320%	7/19/2035	47,470	47,724
	Morgan Stanley	5.587%	1/18/2036	64,000	65,375
	Morgan Stanley	5.664%	4/17/2036	86,398	88,640
	Morgan Stanley	2.484%	9/16/2036	46,200	40,092
[3]	Morgan Stanley	4.892%	10/22/2036	15,430	14,943
	Morgan Stanley	5.073%	1/30/2037	50,000	48,910
	Morgan Stanley	5.296%	4/10/2037	18,275	18,184
	Morgan Stanley	5.297%	4/20/2037	10,000	9,964
	Morgan Stanley	5.942%	2/7/2039	19,898	20,531
[3]	Morgan Stanley	4.457%	4/22/2039	831	767
	Morgan Stanley	5.314%	1/18/2041	50,750	49,557
	Morgan Stanley	3.217%	4/22/2042	13,550	10,345
	Morgan Stanley	6.375%	7/24/2042	40,625	44,198
	Morgan Stanley	4.300%	1/27/2045	23,994	20,222
	Morgan Stanley	5.900%	3/13/2047	56,092	56,764
[3]	Morgan Stanley	2.802%	1/25/2052	24,075	14,975
	Morgan Stanley	5.516%	11/19/2055	109,391	105,748
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	10,000	10,044
[3]	Morgan Stanley Bank NA	5.016%	1/12/2029	22,955	23,100
[3]	Morgan Stanley Bank NA	4.788%	5/10/2030	50,000	50,036
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	6,000	5,970
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	63,900	63,850
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	40,500	40,310
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	40,384	40,204
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	119,349	117,307
	MSD Investment Corp.	6.250%	5/31/2030	4,100	4,059
[8]	MSD Investment Corp.	6.125%	2/5/2031	4,920	4,803
	Nasdaq Inc.	5.350%	6/28/2028	3,593	3,641
	Nasdaq Inc.	1.650%	1/15/2031	11,700	10,269
	Nasdaq Inc.	5.550%	2/15/2034	5,036	5,174
	Nasdaq Inc.	2.500%	12/21/2040	17,777	12,447
	Nasdaq Inc.	3.250%	4/28/2050	3,288	2,232
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.950%	3/7/2052	2,423	1,820
	Nasdaq Inc.	5.950%	8/15/2053	13,235	13,383
	Nasdaq Inc.	6.100%	6/28/2063	14,500	14,739
	National Australia Bank Ltd.	4.944%	1/12/2028	6,050	6,105
	National Australia Bank Ltd.	4.308%	6/13/2028	5,823	5,814
	National Australia Bank Ltd.	4.900%	6/13/2028	21,700	21,910
	National Australia Bank Ltd.	4.787%	1/10/2029	7,210	7,283
[3]	National Australia Bank Ltd.	4.434%	6/4/2029	13,000	12,989
	National Australia Bank Ltd.	4.901%	1/14/2030	5,040	5,112
	National Australia Bank Ltd.	4.534%	6/13/2030	3,640	3,645
	National Bank of Canada	5.600%	12/18/2028	11,000	11,259
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	750	748
	NatWest Group plc	5.516%	9/30/2028	5,000	5,057
[3]	NatWest Group plc	4.892%	5/18/2029	15,800	15,845
	NatWest Group plc	5.808%	9/13/2029	10,990	11,232
[3]	NatWest Group plc	5.076%	1/27/2030	30,500	30,708
[3]	NatWest Group plc	4.445%	5/8/2030	2,155	2,134
	NatWest Group plc	4.964%	8/15/2030	8,400	8,427
	NatWest Group plc	5.115%	5/23/2031	9,464	9,519
	NatWest Group plc	6.016%	3/2/2034	17,900	18,810
	NatWest Group plc	6.475%	6/1/2034	15,500	16,070
	NatWest Group plc	5.778%	3/1/2035	23,000	23,827
[3]	NatWest Group plc	3.032%	11/28/2035	5,000	4,590
	NatWest Group plc	5.908%	3/3/2047	25,000	24,399
	NMI Holdings Inc.	6.000%	8/15/2029	1,649	1,683
	Nomura Holdings Inc.	5.594%	7/2/2027	2,200	2,221
	Nomura Holdings Inc.	5.386%	7/6/2027	10,000	10,086
	Nomura Holdings Inc.	6.070%	7/12/2028	20,820	21,351
	Nomura Holdings Inc.	2.172%	7/14/2028	8,950	8,506
	Nomura Holdings Inc.	4.996%	6/29/2029	7,746	7,764
	Nomura Holdings Inc.	5.605%	7/6/2029	10,000	10,199
	Nomura Holdings Inc.	3.103%	1/16/2030	12,365	11,625
	Nomura Holdings Inc.	4.904%	7/1/2030	5,750	5,734
	Nomura Holdings Inc.	2.608%	7/14/2031	16,975	15,157
	Nomura Holdings Inc.	5.166%	7/14/2031	4,496	4,508
	Nomura Holdings Inc.	2.999%	1/22/2032	10,670	9,608
	Nomura Holdings Inc.	5.783%	7/3/2034	31,876	32,878
	Nomura Holdings Inc.	5.043%	6/10/2036	10,000	9,760
	Nomura Holdings Inc.	5.545%	7/14/2036	15,443	15,482
	Northern Trust Corp.	3.650%	8/3/2028	6,430	6,342
	Northern Trust Corp.	3.150%	5/3/2029	4,200	4,064
	Northern Trust Corp.	4.150%	11/19/2030	4,531	4,462
	Northern Trust Corp.	6.125%	11/2/2032	12,715	13,593
	Northern Trust Corp.	5.117%	11/19/2040	5,461	5,340
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	4,725	4,700
	Old Republic International Corp.	5.750%	3/28/2034	4,128	4,197
	Old Republic International Corp.	5.700%	6/1/2036	10,000	10,036
	Old Republic International Corp.	3.850%	6/11/2051	9,000	6,470
	ORIX Corp.	3.700%	7/18/2027	8,150	8,075
	ORIX Corp.	4.650%	9/10/2029	6,117	6,113
	ORIX Corp.	4.450%	9/9/2030	10,800	10,634
	ORIX Corp.	2.250%	3/9/2031	9,000	8,011
	ORIX Corp.	5.400%	2/25/2035	4,800	4,854
	PartnerRe Finance B LLC	3.700%	7/2/2029	4,600	4,462
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,936	3,796
	PayPal Holdings Inc.	4.450%	3/6/2028	2,747	2,744
	PayPal Holdings Inc.	2.850%	10/1/2029	21,109	19,919
	PayPal Holdings Inc.	2.300%	6/1/2030	16,750	15,283
	PayPal Holdings Inc.	4.950%	6/1/2031	14,200	14,197
	PayPal Holdings Inc.	5.150%	6/1/2034	33,445	33,243
	PayPal Holdings Inc.	5.100%	4/1/2035	17,817	17,559
	PayPal Holdings Inc.	5.550%	6/1/2036	10,721	10,721
	PayPal Holdings Inc.	3.250%	6/1/2050	23,200	15,030
	PayPal Holdings Inc.	5.050%	6/1/2052	1,000	858
	PayPal Holdings Inc.	5.500%	6/1/2054	8,600	7,870
	PayPal Holdings Inc.	5.250%	6/1/2062	5,000	4,365
[3]	Pinnacle Bank	5.625%	2/15/2028	5,475	5,530
	Pinnacle Bank	5.957%	1/15/2036	6,489	6,448
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	5,300	5,422
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	9,693	9,720
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PNC Bank NA	3.250%	1/22/2028	10,775	10,588
[3]	PNC Bank NA	4.050%	7/26/2028	13,750	13,590
[3]	PNC Bank NA	2.700%	10/22/2029	9,500	8,921
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,205	10,310
	PNC Financial Services Group Inc.	3.450%	4/23/2029	13,400	13,033
	PNC Financial Services Group Inc.	5.582%	6/12/2029	34,440	35,067
	PNC Financial Services Group Inc.	5.492%	5/14/2030	20,945	21,392
	PNC Financial Services Group Inc.	4.899%	5/13/2031	55,870	56,165
	PNC Financial Services Group Inc.	4.812%	10/21/2032	79,325	79,035
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,255	16,268
	PNC Financial Services Group Inc.	6.875%	10/20/2034	15,305	16,902
	PNC Financial Services Group Inc.	5.676%	1/22/2035	40,880	42,144
	PNC Financial Services Group Inc.	5.401%	7/23/2035	24,765	25,087
	PNC Financial Services Group Inc.	5.575%	1/29/2036	45,275	46,369
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,000	5,052
	PNC Financial Services Group Inc.	5.423%	1/25/2041	19,175	18,853
	Principal Financial Group Inc.	3.700%	5/15/2029	3,000	2,922
	Principal Financial Group Inc.	2.125%	6/15/2030	6,000	5,434
	Principal Financial Group Inc.	5.375%	3/15/2033	2,000	2,039
	Principal Financial Group Inc.	6.050%	10/15/2036	8,088	8,598
	Principal Financial Group Inc.	5.300%	1/15/2037	16,930	16,779
	Principal Financial Group Inc.	4.625%	9/15/2042	3,400	3,022
	Principal Financial Group Inc.	4.350%	5/15/2043	4,960	4,201
	Principal Financial Group Inc.	4.300%	11/15/2046	8,219	6,770
	Progressive Corp.	4.000%	3/1/2029	6,059	5,996
	Progressive Corp.	6.625%	3/1/2029	1,390	1,466
	Progressive Corp.	3.200%	3/26/2030	7,617	7,256
	Progressive Corp.	4.600%	3/26/2031	17,120	17,061
	Progressive Corp.	3.000%	3/15/2032	9,460	8,637
	Progressive Corp.	6.250%	12/1/2032	4,000	4,323
	Progressive Corp.	4.950%	6/15/2033	4,930	4,965
	Progressive Corp.	4.350%	4/25/2044	6,219	5,291
	Progressive Corp.	4.125%	4/15/2047	10,509	8,487
	Progressive Corp.	3.950%	3/26/2050	7,359	5,723
	Progressive Corp.	3.700%	3/15/2052	16,210	11,974
[3]	Prudential Financial Inc.	3.878%	3/27/2028	4,025	3,986
[3]	Prudential Financial Inc.	2.100%	3/10/2030	2,000	1,840
[3]	Prudential Financial Inc.	5.750%	7/15/2033	2,630	2,774
	Prudential Financial Inc.	5.200%	3/14/2035	3,340	3,349
[3]	Prudential Financial Inc.	5.700%	12/14/2036	8,715	8,999
[3]	Prudential Financial Inc.	6.625%	12/1/2037	3,250	3,599
[3]	Prudential Financial Inc.	3.000%	3/10/2040	5,830	4,456
[3]	Prudential Financial Inc.	6.625%	6/21/2040	8,020	8,856
[3]	Prudential Financial Inc.	5.100%	8/15/2043	2,313	2,104
[3]	Prudential Financial Inc.	4.600%	5/15/2044	5,600	4,885
[3]	Prudential Financial Inc.	4.500%	9/15/2047	1,500	1,479
	Prudential Financial Inc.	3.905%	12/7/2047	26,333	20,123
[3]	Prudential Financial Inc.	5.700%	9/15/2048	3,000	3,003
	Prudential Financial Inc.	3.935%	12/7/2049	16,712	12,684
[3]	Prudential Financial Inc.	3.700%	10/1/2050	7,000	6,491
[3]	Prudential Financial Inc.	3.700%	3/13/2051	16,752	12,135
	Prudential Financial Inc.	5.125%	3/1/2052	10,900	10,669
	Prudential Financial Inc.	6.000%	9/1/2052	17,200	17,475
	Prudential Financial Inc.	6.750%	3/1/2053	3,865	4,064
	Prudential Financial Inc.	6.500%	3/15/2054	16,855	17,411
	Prudential Financial Inc.	6.250%	6/15/2056	4,730	4,740
	Prudential Funding Asia plc	3.125%	4/14/2030	13,340	12,632
	Prudential Funding Asia plc	3.625%	3/24/2032	2,000	1,875
	Radian Group Inc.	6.200%	5/15/2029	8,216	8,481
	Raymond James Financial Inc.	4.650%	4/1/2030	9,795	9,793
	Raymond James Financial Inc.	4.950%	7/15/2046	9,055	8,083
	Raymond James Financial Inc.	3.750%	4/1/2051	8,500	6,159
	Raymond James Financial Inc.	5.650%	9/11/2055	10,000	9,699
	Regions Bank	4.755%	7/27/2029	39,148	39,162
[3]	Regions Bank	6.450%	6/26/2037	1,514	1,610
	Regions Financial Corp.	1.800%	8/12/2028	7,245	6,837
	Regions Financial Corp.	5.722%	6/6/2030	8,100	8,310
	Regions Financial Corp.	7.375%	12/10/2037	7,000	7,958
	Reinsurance Group of America Inc.	3.900%	5/15/2029	8,350	8,166
	Reinsurance Group of America Inc.	3.150%	6/15/2030	4,300	4,028
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,060	6,322
	Reinsurance Group of America Inc.	5.750%	9/15/2034	10,425	10,672
	Reinsurance Group of America Inc.	6.650%	9/15/2055	8,160	8,274
	Reinsurance Group of America Inc.	6.375%	9/15/2056	4,001	3,980
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,525	3,489
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	900	874
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	30,278	31,018
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	5,790	5,912
[3]	Royal Bank of Canada	4.240%	8/3/2027	5,000	4,997
[3]	Royal Bank of Canada	6.000%	11/1/2027	22,150	22,628
[3]	Royal Bank of Canada	4.900%	1/12/2028	16,465	16,583
[3]	Royal Bank of Canada	4.522%	10/18/2028	6,190	6,190
[3]	Royal Bank of Canada	4.965%	1/24/2029	14,895	14,981
[3]	Royal Bank of Canada	4.950%	2/1/2029	6,000	6,076
	Royal Bank of Canada	4.498%	8/6/2029	10,125	10,091
	Royal Bank of Canada	4.400%	4/17/2030	10,292	10,208
[3]	Royal Bank of Canada	4.969%	8/2/2030	12,300	12,391
[3]	Royal Bank of Canada	5.153%	2/4/2031	45,422	45,972
[3]	Royal Bank of Canada	4.970%	5/2/2031	30,663	30,881
	Royal Bank of Canada	4.696%	8/6/2031	8,715	8,677
[3]	Royal Bank of Canada	2.300%	11/3/2031	38,500	34,335
	Royal Bank of Canada	4.612%	5/3/2032	37,045	36,667
	Royal Bank of Canada	3.875%	5/4/2032	6,865	6,565
[3]	Royal Bank of Canada	5.000%	2/1/2033	29,695	29,916
[3]	Royal Bank of Canada	5.000%	5/2/2033	12,870	12,975
[3]	Royal Bank of Canada	5.150%	2/1/2034	14,300	14,576
	Santander Holdings USA Inc.	4.400%	7/13/2027	42,150	42,097
	Santander Holdings USA Inc.	6.499%	3/9/2029	7,900	8,104
	Santander Holdings USA Inc.	6.174%	1/9/2030	7,280	7,477
	Santander Holdings USA Inc.	5.040%	6/5/2030	6,840	6,838
	Santander Holdings USA Inc.	7.660%	11/9/2031	5,500	6,018
	Santander Holdings USA Inc.	6.342%	5/31/2035	15,000	15,797
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	4,000	3,955
	Santander UK Group Holdings plc	6.534%	1/10/2029	20,650	21,197
	Santander UK Group Holdings plc	4.320%	9/22/2029	3,640	3,603
	Santander UK Group Holdings plc	5.694%	4/15/2031	15,011	15,395
	Santander UK Group Holdings plc	2.896%	3/15/2032	8,000	7,275
	Santander UK Group Holdings plc	5.136%	9/22/2036	16,003	15,561
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,190	1,233
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,735	2,517
	SiriusPoint Ltd.	7.000%	4/5/2029	1,821	1,902
	Sixth Street Lending Partners	5.750%	1/15/2030	16,000	15,895
	Sixth Street Lending Partners	6.125%	7/15/2030	8,475	8,514
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	2,100	2,061
	State Street Bank & Trust Co.	4.782%	11/23/2029	11,995	12,114
	State Street Corp.	4.536%	2/28/2028	9,700	9,735
	State Street Corp.	5.820%	11/4/2028	10,000	10,179
	State Street Corp.	4.530%	2/20/2029	4,360	4,359
[3]	State Street Corp.	4.141%	12/3/2029	2,250	2,227
	State Street Corp.	2.400%	1/24/2030	10,130	9,460
	State Street Corp.	4.729%	2/28/2030	9,530	9,593
	State Street Corp.	4.834%	4/24/2030	10,550	10,656
	State Street Corp.	2.200%	3/3/2031	25,000	22,328
	State Street Corp.	4.558%	4/23/2032	9,500	9,388
	State Street Corp.	4.164%	8/4/2033	25,000	24,045
	State Street Corp.	4.821%	1/26/2034	26,715	26,510
	State Street Corp.	5.159%	5/18/2034	10,000	10,108
[3]	State Street Corp.	3.031%	11/1/2034	4,850	4,550
	State Street Corp.	6.123%	11/21/2034	5,500	5,799
	State Street Corp.	5.146%	2/28/2036	16,240	16,256
	State Street Corp.	4.784%	10/23/2036	4,593	4,460
	State Street Corp.	5.094%	4/24/2037	10,000	9,912
	Stewart Information Services Corp.	3.600%	11/15/2031	2,900	2,577
[8]	Sumisho Air Lease Corp.	4.400%	3/24/2028	6,480	6,444
[8]	Sumisho Air Lease Corp.	4.500%	3/24/2029	6,469	6,414
	Sumisho Air Lease Corp.	3.250%	10/1/2029	4,265	4,055
	Sumisho Air Lease Corp.	3.125%	12/1/2030	10,000	9,258
[8]	Sumisho Air Lease Corp.	4.850%	3/24/2031	6,330	6,263
[3]	Sumisho Air Lease Corp.	5.200%	7/15/2031	12,000	12,053
[3]	Sumisho Air Lease Corp.	2.875%	1/15/2032	9,650	8,619
69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Sumisho Air Lease Corp.	5.500%	3/24/2036	31,000	30,877
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	17,534	17,354
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	3,800	3,856
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,400	14,194
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	8,775	8,676
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	39,275	37,032
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,575	3,552
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	7,150	7,267
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	25,415	24,181
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	13,600	12,759
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	13,620	14,017
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	7,955	7,425
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	6,800	6,907
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	19,585	17,667
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	7,812	6,987
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	1,120	978
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	20,000	19,816
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	4,000	4,086
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,000	12,256
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	21,943	21,530
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	6,500	6,640
[6]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	11,800	11,761
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	17,775	18,495
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	7,918	7,863
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	20,000	20,758
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	15,700	16,383
[6]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	5,200	5,178
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	11,000	11,278
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	20,000	20,012
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	39,175	38,474
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	5,000	3,435
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	15,571	15,185
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	10,000	7,223
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	12,316	9,241
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	11,193	11,876
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	11,500	11,534
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	6,911	6,821
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	13,166	12,917
	Synchrony Bank	5.625%	8/23/2027	5,000	5,053
	Synchrony Financial	5.150%	3/19/2029	3,630	3,630
	Synchrony Financial	5.450%	3/6/2031	6,000	5,999
	Synchrony Financial	4.947%	2/25/2032	3,225	3,142
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	3,571	3,539
[3]	Toronto-Dominion Bank	4.693%	9/15/2027	13,100	13,147
	Toronto-Dominion Bank	5.156%	1/10/2028	13,340	13,478
	Toronto-Dominion Bank	4.861%	1/31/2028	5,000	5,024
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	38,000	38,726
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	8,850	8,945
	Toronto-Dominion Bank	4.361%	4/23/2029	99,500	98,953
[3]	Toronto-Dominion Bank	4.808%	6/3/2030	30,000	30,141
	Toronto-Dominion Bank	4.411%	1/13/2031	25,000	24,717
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	9,840	8,704
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	6,000	5,320
	Toronto-Dominion Bank	5.298%	1/30/2032	26,000	26,564
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	19,670	18,095
	Toronto-Dominion Bank	4.456%	6/8/2032	21,880	21,505
	Toronto-Dominion Bank	4.866%	4/22/2033	49,600	49,235
	Toronto-Dominion Bank	5.146%	9/10/2034	6,950	6,972
	Toronto-Dominion Bank	4.928%	10/15/2035	7,461	7,330
	TPG Operating Group II LP	4.875%	5/15/2031	4,960	4,887
	TPG Operating Group II LP	5.875%	3/5/2034	11,740	11,901
	TPG Operating Group II LP	5.375%	1/15/2036	5,900	5,740
	Transatlantic Holdings Inc.	8.000%	11/30/2039	4,125	5,014
	Travelers Cos. Inc.	5.050%	7/24/2035	12,025	11,985
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	11,380	12,392
	Travelers Cos. Inc.	3.750%	5/15/2046	12,285	9,554
	Travelers Cos. Inc.	4.000%	5/30/2047	9,952	7,949
	Travelers Cos. Inc.	4.050%	3/7/2048	10,000	8,007
	Travelers Cos. Inc.	2.550%	4/27/2050	6,610	3,978
	Travelers Cos. Inc.	3.050%	6/8/2051	7,920	5,182
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	5.450%	5/25/2053	7,617	7,382
	Travelers Cos. Inc.	5.700%	7/24/2055	23,450	23,585
[3]	Truist Bank	4.420%	7/24/2028	14,050	14,037
[3]	Truist Bank	4.144%	1/27/2029	5,508	5,470
[3]	Truist Bank	2.250%	3/11/2030	13,944	12,724
[3]	Truist Financial Corp.	1.125%	8/3/2027	19,085	18,440
[3]	Truist Financial Corp.	3.875%	3/19/2029	6,609	6,471
[3]	Truist Financial Corp.	1.887%	6/7/2029	9,425	8,943
[3]	Truist Financial Corp.	7.161%	10/30/2029	5,000	5,268
[3]	Truist Financial Corp.	5.071%	5/20/2031	10,000	10,093
	Truist Financial Corp.	4.597%	1/27/2032	50,277	49,578
[3]	Truist Financial Corp.	4.916%	7/28/2033	13,000	12,747
[3]	Truist Financial Corp.	6.123%	10/28/2033	8,010	8,450
[3]	Truist Financial Corp.	5.122%	1/26/2034	36,225	36,183
[3]	Truist Financial Corp.	4.964%	10/23/2036	37,180	36,149
	UBS AG	5.000%	7/9/2027	23,250	23,428
	UBS AG	7.500%	2/15/2028	31,577	33,073
	UBS AG	5.650%	9/11/2028	17,300	17,716
	UBS AG	4.302%	3/16/2029	10,544	10,503
	UBS AG	4.678%	11/29/2030	11,742	11,721
	UBS AG	4.632%	2/16/2032	25,000	24,800
	UBS AG	4.500%	6/26/2048	4,280	3,708
	UBS Americas Inc.	7.125%	7/15/2032	7,791	8,670
[8]	UBS Group AG	4.194%	4/1/2031	16,143	15,762
	UBS Group AG	4.875%	5/15/2045	14,580	13,237
	Unum Group	4.000%	6/15/2029	2,000	1,958
	Unum Group	5.250%	12/15/2035	4,613	4,543
	Unum Group	5.750%	8/15/2042	6,443	6,399
	Unum Group	4.500%	12/15/2049	4,839	3,880
	Unum Group	4.125%	6/15/2051	7,000	5,218
	Unum Group	6.000%	6/15/2054	4,100	4,018
[3]	US Bancorp	4.548%	7/22/2028	24,015	24,020
	US Bancorp	4.653%	2/1/2029	40,316	40,356
	US Bancorp	5.775%	6/12/2029	27,988	28,581
[3]	US Bancorp	3.000%	7/30/2029	9,425	8,974
	US Bancorp	5.384%	1/23/2030	27,500	27,963
[3]	US Bancorp	1.375%	7/22/2030	8,825	7,763
	US Bancorp	5.100%	7/23/2030	41,000	41,492
	US Bancorp	5.046%	2/12/2031	4,890	4,934
	US Bancorp	5.083%	5/15/2031	31,200	31,542
	US Bancorp	4.481%	1/26/2032	18,682	18,404
[3]	US Bancorp	2.677%	1/27/2033	5,000	4,446
[3]	US Bancorp	4.967%	7/22/2033	690	684
	US Bancorp	5.850%	10/21/2033	27,060	28,215
	US Bancorp	4.839%	2/1/2034	39,180	38,658
	US Bancorp	5.836%	6/12/2034	5,335	5,560
	US Bancorp	5.678%	1/23/2035	29,820	30,786
	US Bancorp	2.491%	11/3/2036	13,585	11,829
	US Bancorp	5.033%	1/26/2037	13,940	13,748
	US Bancorp	5.723%	5/20/2041	25,800	25,954
	Visa Inc.	0.750%	8/15/2027	7,500	7,220
	Visa Inc.	2.750%	9/15/2027	10,550	10,367
	Visa Inc.	3.800%	2/12/2029	11,300	11,160
	Visa Inc.	2.050%	4/15/2030	19,205	17,658
	Visa Inc.	4.100%	2/12/2031	12,900	12,750
	Visa Inc.	1.100%	2/15/2031	8,200	7,094
	Visa Inc.	4.400%	2/12/2033	11,400	11,226
	Visa Inc.	4.150%	12/14/2035	18,730	17,873
	Visa Inc.	4.700%	2/12/2036	20,050	19,792
	Visa Inc.	2.700%	4/15/2040	14,051	10,651
	Visa Inc.	4.300%	12/14/2045	41,060	35,217
	Visa Inc.	3.650%	9/15/2047	6,950	5,347
	Visa Inc.	2.000%	8/15/2050	16,869	9,050
	Voya Financial Inc.	5.700%	7/15/2043	4,550	4,502
	Voya Financial Inc.	4.800%	6/15/2046	1,935	1,705
[3]	Voya Financial Inc.	4.700%	1/23/2048	12,000	11,794
	W R Berkley Corp.	4.750%	8/1/2044	3,780	3,385
	W R Berkley Corp.	4.000%	5/12/2050	4,000	3,071
	W R Berkley Corp.	3.550%	3/30/2052	8,000	5,633
	W R Berkley Corp.	3.150%	9/30/2061	5,500	3,318
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wachovia Corp.	7.500%	4/15/2035	1,990	2,296
	Wachovia Corp.	5.500%	8/1/2035	5,725	5,786
	Webster Financial Corp.	4.100%	3/25/2029	3,000	2,930
[3]	Wells Fargo & Co.	4.300%	7/22/2027	10,721	10,717
[3]	Wells Fargo & Co.	4.808%	7/25/2028	64,000	64,180
[3]	Wells Fargo & Co.	4.150%	1/24/2029	2,705	2,680
	Wells Fargo & Co.	4.970%	4/23/2029	30,140	30,290
	Wells Fargo & Co.	4.577%	5/20/2029	25,900	25,840
[3]	Wells Fargo & Co.	5.574%	7/25/2029	39,730	40,407
	Wells Fargo & Co.	4.078%	9/15/2029	93,710	92,409
	Wells Fargo & Co.	6.303%	10/23/2029	20,000	20,686
	Wells Fargo & Co.	4.182%	1/23/2030	24,635	24,313
	Wells Fargo & Co.	5.198%	1/23/2030	58,000	58,658
	Wells Fargo & Co.	5.244%	1/24/2031	86,350	87,527
[3]	Wells Fargo & Co.	2.572%	2/11/2031	18,855	17,459
[3]	Wells Fargo & Co.	4.478%	4/4/2031	88,460	87,506
	Wells Fargo & Co.	5.150%	4/23/2031	48,015	48,508
	Wells Fargo & Co.	4.844%	5/20/2032	17,923	17,861
[3]	Wells Fargo & Co.	4.897%	7/25/2033	45,010	44,685
	Wells Fargo & Co.	5.389%	4/24/2034	61,012	61,951
[3]	Wells Fargo & Co.	5.557%	7/25/2034	77,905	79,808
	Wells Fargo & Co.	5.499%	1/23/2035	33,200	33,853
	Wells Fargo & Co.	5.605%	4/23/2036	43,712	44,815
	Wells Fargo & Co.	4.892%	9/15/2036	75,000	73,192
[3]	Wells Fargo & Co.	5.950%	12/15/2036	2,025	2,078
	Wells Fargo & Co.	4.960%	1/23/2037	15,313	14,947
[3]	Wells Fargo & Co.	3.068%	4/30/2041	31,475	24,050
	Wells Fargo & Co.	5.375%	11/2/2043	31,354	29,495
	Wells Fargo & Co.	5.606%	1/15/2044	19,195	18,483
[3]	Wells Fargo & Co.	4.650%	11/4/2044	30,498	25,965
	Wells Fargo & Co.	3.900%	5/1/2045	13,742	10,894
[3]	Wells Fargo & Co.	4.900%	11/17/2045	20,371	17,807
[3]	Wells Fargo & Co.	4.400%	6/14/2046	14,223	11,539
[3]	Wells Fargo & Co.	4.750%	12/7/2046	26,443	22,531
	Wells Fargo & Co.	5.433%	1/23/2047	70,416	67,649
[3]	Wells Fargo & Co.	5.013%	4/4/2051	66,163	59,313
[3]	Wells Fargo & Co.	4.611%	4/25/2053	65,755	55,248
	Wells Fargo Bank NA	5.950%	8/26/2036	3,700	3,883
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	11,275	11,702
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	10,645	11,674
	Western Union Co.	4.750%	6/15/2029	11,750	11,651
	Western Union Co.	2.750%	3/15/2031	2,190	1,975
	Western Union Co.	6.200%	11/17/2036	6,140	6,340
	Western Union Co.	6.200%	6/21/2040	695	694
	Westpac Banking Corp.	5.457%	11/18/2027	7,500	7,615
[3]	Westpac Banking Corp.	4.150%	5/11/2028	10,400	10,362
	Westpac Banking Corp.	5.535%	11/17/2028	32,035	32,866
	Westpac Banking Corp.	1.953%	11/20/2028	9,395	8,880
	Westpac Banking Corp.	5.050%	4/16/2029	8,600	8,745
	Westpac Banking Corp.	2.650%	1/16/2030	9,250	8,705
	Westpac Banking Corp.	2.150%	6/3/2031	4,027	3,600
[3]	Westpac Banking Corp.	4.450%	6/12/2031	9,649	9,575
	Westpac Banking Corp.	5.405%	8/10/2033	11,450	11,581
	Westpac Banking Corp.	6.820%	11/17/2033	4,200	4,575
	Westpac Banking Corp.	4.110%	7/24/2034	9,021	8,789
	Westpac Banking Corp.	2.668%	11/15/2035	20,000	18,026
[3]	Westpac Banking Corp.	5.618%	11/20/2035	31,390	31,643
	Westpac Banking Corp.	3.020%	11/18/2036	8,010	7,157
	Westpac Banking Corp.	2.963%	11/16/2040	28,033	20,732
	Westpac Banking Corp.	3.133%	11/18/2041	10,000	7,403
	Willis North America Inc.	4.500%	9/15/2028	2,640	2,630
	Willis North America Inc.	2.950%	9/15/2029	4,753	4,498
	Willis North America Inc.	4.550%	3/15/2031	14,244	13,991
	Willis North America Inc.	5.350%	5/15/2033	7,825	7,927
	Willis North America Inc.	5.150%	3/15/2036	23,250	22,794
	Willis North America Inc.	5.050%	9/15/2048	5,093	4,532
	Willis North America Inc.	3.875%	9/15/2049	8,925	6,675
	Willis North America Inc.	5.900%	3/5/2054	8,000	7,901
	XL Group Ltd.	5.250%	12/15/2043	4,850	4,555
	Zions Bancorp NA	3.250%	10/29/2029	3,090	2,914
72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zions Bancorp NA	6.816%	11/19/2035	2,900	3,048
					26,994,204
Health Care (2.8%)
	Abbott Laboratories	3.700%	3/9/2029	25,200	24,730
	Abbott Laboratories	4.000%	3/15/2031	47,600	46,392
	Abbott Laboratories	4.300%	3/15/2033	36,525	35,430
	Abbott Laboratories	4.650%	3/15/2036	56,007	54,381
	Abbott Laboratories	4.750%	11/30/2036	7,510	7,330
	Abbott Laboratories	4.750%	3/15/2038	31,675	30,537
	Abbott Laboratories	6.000%	4/1/2039	950	1,017
	Abbott Laboratories	5.300%	5/27/2040	5,000	5,027
	Abbott Laboratories	4.750%	4/15/2043	16,025	14,694
	Abbott Laboratories	4.900%	11/30/2046	40,182	36,946
	Abbott Laboratories	5.500%	3/15/2056	52,425	51,403
	Abbott Laboratories	5.600%	3/15/2066	26,900	26,359
	AbbVie Inc.	3.775%	3/3/2028	4,525	4,481
	AbbVie Inc.	4.650%	3/15/2028	14,700	14,761
	AbbVie Inc.	4.250%	11/14/2028	18,784	18,716
	AbbVie Inc.	4.800%	3/15/2029	28,000	28,224
	AbbVie Inc.	3.200%	11/21/2029	92,443	88,519
	AbbVie Inc.	4.875%	3/15/2030	11,700	11,830
	AbbVie Inc.	4.125%	3/15/2031	5,050	4,940
	AbbVie Inc.	4.950%	3/15/2031	37,326	37,859
	AbbVie Inc.	4.400%	3/15/2033	15,625	15,293
	AbbVie Inc.	5.050%	3/15/2034	34,941	35,316
	AbbVie Inc.	4.550%	3/15/2035	27,789	26,944
	AbbVie Inc.	5.200%	3/15/2035	8,350	8,485
	AbbVie Inc.	4.500%	5/14/2035	49,468	47,653
	AbbVie Inc.	4.750%	3/15/2036	19,708	19,281
	AbbVie Inc.	4.300%	5/14/2036	9,275	8,755
	AbbVie Inc.	4.050%	11/21/2039	56,357	49,640
	AbbVie Inc.	4.625%	10/1/2042	4,810	4,354
	AbbVie Inc.	4.400%	11/6/2042	50,693	44,601
	AbbVie Inc.	4.850%	6/15/2044	20,416	18,708
	AbbVie Inc.	4.750%	3/15/2045	7,083	6,371
	AbbVie Inc.	4.700%	5/14/2045	46,095	41,312
	AbbVie Inc.	4.450%	5/14/2046	39,181	33,678
	AbbVie Inc.	4.875%	11/14/2048	8,036	7,226
	AbbVie Inc.	4.250%	11/21/2049	87,154	71,192
	AbbVie Inc.	5.400%	3/15/2054	44,519	42,798
	AbbVie Inc.	5.600%	3/15/2055	29,110	28,851
	AbbVie Inc.	5.550%	3/15/2056	16,897	16,616
	AbbVie Inc.	5.500%	3/15/2064	21,000	20,203
	AbbVie Inc.	5.650%	3/15/2066	10,025	9,869
[3]	Adventist Health System	4.742%	12/1/2030	21,000	20,797
	Adventist Health System	5.430%	3/1/2032	4,000	4,060
	Adventist Health System	5.757%	12/1/2034	4,925	5,053
	Adventist Health System	3.630%	3/1/2049	5,495	3,808
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,851	5,776
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	775	709
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	7,010	5,841
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	5,325	3,803
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	3,100	2,049
	Aetna Inc.	6.625%	6/15/2036	10,474	11,408
	Aetna Inc.	6.750%	12/15/2037	5,500	5,984
	Aetna Inc.	4.500%	5/15/2042	4,325	3,725
	Aetna Inc.	4.750%	3/15/2044	3,520	3,026
	Agilent Technologies Inc.	2.750%	9/15/2029	6,000	5,668
	Agilent Technologies Inc.	2.100%	6/4/2030	3,175	2,875
	Agilent Technologies Inc.	2.300%	3/12/2031	13,000	11,676
	Agilent Technologies Inc.	4.750%	9/9/2034	7,325	7,208
	AHS Hospital Corp.	5.024%	7/1/2045	3,500	3,268
[3]	AHS Hospital Corp.	2.780%	7/1/2051	10,000	6,252
[3]	Allina Health System	3.887%	4/15/2049	3,750	2,890
	Amgen Inc.	3.200%	11/2/2027	11,859	11,681
	Amgen Inc.	5.150%	3/2/2028	21,760	21,969
	Amgen Inc.	1.650%	8/15/2028	25,800	24,322
	Amgen Inc.	4.050%	8/18/2029	17,770	17,501
	Amgen Inc.	2.450%	2/21/2030	10,955	10,158
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.250%	3/2/2030	41,435	42,217
	Amgen Inc.	4.200%	2/19/2031	3,809	3,734
	Amgen Inc.	2.300%	2/25/2031	34,442	31,036
	Amgen Inc.	2.000%	1/15/2032	12,705	10,974
	Amgen Inc.	3.350%	2/22/2032	11,000	10,207
	Amgen Inc.	4.200%	3/1/2033	6,325	6,075
	Amgen Inc.	5.250%	3/2/2033	61,440	62,527
	Amgen Inc.	4.850%	2/19/2036	32,361	31,693
	Amgen Inc.	3.150%	2/21/2040	29,724	23,174
	Amgen Inc.	2.800%	8/15/2041	4,355	3,158
	Amgen Inc.	4.950%	10/1/2041	12,860	11,971
	Amgen Inc.	5.150%	11/15/2041	3,478	3,307
	Amgen Inc.	5.650%	6/15/2042	2,170	2,168
	Amgen Inc.	5.600%	3/2/2043	47,251	46,966
	Amgen Inc.	4.400%	5/1/2045	38,205	32,463
	Amgen Inc.	5.500%	2/19/2046	17,450	16,916
	Amgen Inc.	4.563%	6/15/2048	10,023	8,471
	Amgen Inc.	4.663%	6/15/2051	46,424	39,400
	Amgen Inc.	4.200%	2/22/2052	22,750	17,846
	Amgen Inc.	4.875%	3/1/2053	9,500	8,269
	Amgen Inc.	5.650%	3/2/2053	64,975	63,235
	Amgen Inc.	2.770%	9/1/2053	6,693	3,953
	Amgen Inc.	5.650%	2/19/2056	5,450	5,317
	Amgen Inc.	4.400%	2/22/2062	7,436	5,819
	Amgen Inc.	5.750%	3/2/2063	38,740	37,567
[3]	Ascension Health	4.078%	11/15/2028	5,273	5,228
[3]	Ascension Health	2.532%	11/15/2029	13,426	12,588
[3]	Ascension Health	4.294%	11/15/2030	11,127	10,968
[3]	Ascension Health	4.923%	11/15/2035	9,231	9,120
[3]	Ascension Health	3.106%	11/15/2039	9,450	7,471
	Ascension Health	3.945%	11/15/2046	18,010	14,425
[3]	Ascension Health	4.847%	11/15/2053	6,500	5,844
	AstraZeneca Finance LLC	4.875%	3/3/2028	15,000	15,130
	AstraZeneca Finance LLC	1.750%	5/28/2028	17,500	16,682
	AstraZeneca Finance LLC	4.850%	2/26/2029	22,479	22,707
	AstraZeneca Finance LLC	4.900%	3/3/2030	13,000	13,169
	AstraZeneca Finance LLC	4.900%	2/26/2031	18,500	18,744
	AstraZeneca Finance LLC	4.000%	3/2/2031	8,400	8,193
	AstraZeneca Finance LLC	2.250%	5/28/2031	13,000	11,672
	AstraZeneca Finance LLC	4.300%	3/2/2033	7,400	7,198
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,575	5,616
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,575	11,687
	AstraZeneca Finance LLC	4.600%	3/2/2036	8,400	8,141
	AstraZeneca plc	4.000%	1/17/2029	11,900	11,788
	AstraZeneca plc	1.375%	8/6/2030	16,361	14,446
	AstraZeneca plc	6.450%	9/15/2037	36,172	40,160
	AstraZeneca plc	4.000%	9/18/2042	13,746	11,659
	AstraZeneca plc	4.375%	11/16/2045	10,900	9,513
	AstraZeneca plc	4.375%	8/17/2048	8,400	7,239
	AstraZeneca plc	2.125%	8/6/2050	10,450	5,841
	AstraZeneca plc	3.000%	5/28/2051	7,090	4,744
	Augusta SpinCo Corp.	4.321%	9/23/2027	5,400	5,386
	Augusta SpinCo Corp.	4.398%	3/23/2029	5,400	5,362
	Augusta SpinCo Corp.	4.656%	3/23/2031	10,000	9,917
	Augusta SpinCo Corp.	4.945%	3/23/2033	10,000	9,929
	Augusta SpinCo Corp.	5.245%	3/23/2036	10,000	10,000
	Banner Health	2.338%	1/1/2030	5,000	4,634
	Banner Health	1.897%	1/1/2031	1,000	888
	Banner Health	2.907%	1/1/2042	4,775	3,496
[3]	Banner Health	3.181%	1/1/2050	3,920	2,655
	Banner Health	2.913%	1/1/2051	3,150	2,003
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,500	1,950
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,250	5,184
	Baxalta Inc.	5.250%	6/23/2045	4,188	3,922
	Baxter International Inc.	2.272%	12/1/2028	11,810	11,123
	Baxter International Inc.	4.450%	2/15/2029	2,295	2,267
	Baxter International Inc.	3.950%	4/1/2030	5,045	4,873
	Baxter International Inc.	4.900%	12/15/2030	1,878	1,862
	Baxter International Inc.	1.730%	4/1/2031	16,375	13,940
	Baxter International Inc.	2.539%	2/1/2032	45,000	38,693
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	5.650%	12/15/2035	5,478	5,431
	Baxter International Inc.	3.500%	8/15/2046	4,750	3,235
	Baxter International Inc.	3.132%	12/1/2051	10,495	6,265
[3]	BayCare Health System Inc.	3.831%	11/15/2050	1,500	1,145
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	3,310	2,939
	Baylor Scott & White Holdings	4.185%	11/15/2045	9,355	7,894
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	12,825	8,150
	Becton Dickinson & Co.	4.693%	2/13/2028	13,387	13,409
	Becton Dickinson & Co.	2.823%	5/20/2030	10,227	9,547
	Becton Dickinson & Co.	1.957%	2/11/2031	10,000	8,838
	Becton Dickinson & Co.	4.298%	8/22/2032	11,000	10,660
	Becton Dickinson & Co.	5.110%	2/8/2034	6,225	6,241
	Becton Dickinson & Co.	3.794%	5/20/2050	1,244	897
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,000	1,302
	Biogen Inc.	2.250%	5/1/2030	18,647	17,018
	Biogen Inc.	5.750%	5/15/2035	7,985	8,315
	Biogen Inc.	5.200%	9/15/2045	6,221	5,766
	Biogen Inc.	3.150%	5/1/2050	22,254	14,493
	Biogen Inc.	3.250%	2/15/2051	7,539	4,954
	Biogen Inc.	6.450%	5/15/2055	8,110	8,663
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,215	5,779
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	1,750	1,736
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	6,312	6,076
	Boston Scientific Corp.	2.650%	6/1/2030	14,050	13,049
	Boston Scientific Corp.	6.250%	11/15/2035	2,923	3,188
	Boston Scientific Corp.	4.550%	3/1/2039	11,841	11,083
	Boston Scientific Corp.	7.375%	1/15/2040	160	190
	Boston Scientific Corp.	4.700%	3/1/2049	11,090	9,875
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	29,711	29,402
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	14,125	14,395
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20,000	18,274
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	47,284	48,232
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	34,517	30,786
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	15,000	11,935
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	10,865	8,242
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,000	3,970
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	22,014	19,584
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	6,600	6,100
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	14,568	12,140
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	13,989	11,962
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	58,238	47,310
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	21,275	12,544
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	41,022	30,075
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	39,270	38,342
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	15,250	10,928
	Cardinal Health Inc.	5.125%	2/15/2029	8,000	8,090
	Cardinal Health Inc.	5.000%	11/15/2029	7,500	7,570
	Cardinal Health Inc.	4.500%	9/15/2030	7,100	7,036
	Cardinal Health Inc.	5.450%	2/15/2034	6,000	6,125
	Cardinal Health Inc.	5.350%	11/15/2034	12,000	12,146
	Cardinal Health Inc.	5.150%	9/15/2035	4,925	4,917
	Cardinal Health Inc.	4.600%	3/15/2043	3,119	2,724
	Cardinal Health Inc.	4.500%	11/15/2044	8,275	7,018
	Cardinal Health Inc.	4.900%	9/15/2045	4,580	4,093
	Cardinal Health Inc.	4.368%	6/15/2047	6,625	5,471
	Cardinal Health Inc.	5.750%	11/15/2054	7,400	7,358
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	5,900	3,998
	Cencora Inc.	3.450%	12/15/2027	11,525	11,351
	Cencora Inc.	4.625%	12/15/2027	3,450	3,455
	Cencora Inc.	3.950%	2/13/2029	7,046	6,925
	Cencora Inc.	4.850%	12/15/2029	3,500	3,522
	Cencora Inc.	2.800%	5/15/2030	7,250	6,757
	Cencora Inc.	4.250%	11/15/2030	4,400	4,307
	Cencora Inc.	2.700%	3/15/2031	19,700	17,960
	Cencora Inc.	4.600%	2/13/2033	8,153	7,971
	Cencora Inc.	5.125%	2/15/2034	5,793	5,808
	Cencora Inc.	5.150%	2/15/2035	8,150	8,138
	Cencora Inc.	4.900%	2/13/2036	12,169	11,863
	Cencora Inc.	4.250%	3/1/2045	5,132	4,255
	Cencora Inc.	4.300%	12/15/2047	10,675	8,830
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	5.650%	2/13/2056	3,850	3,781
	Children's Health System of Texas	2.511%	8/15/2050	9,950	5,796
[3]	Children's Hospital	2.928%	7/15/2050	4,575	2,939
[3]	Children's Hospital Corp.	4.115%	1/1/2047	1,575	1,308
[3]	Children's Hospital Corp.	2.585%	2/1/2050	2,500	1,528
	Children's Hospital Medical Center	4.268%	5/15/2044	1,300	1,126
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	7,025	4,375
[3]	CHRISTUS Health	4.341%	7/1/2028	17,402	17,301
	Cigna Group	4.375%	10/15/2028	29,071	28,947
	Cigna Group	5.000%	5/15/2029	11,300	11,438
	Cigna Group	2.400%	3/15/2030	21,169	19,554
	Cigna Group	4.500%	9/15/2030	12,877	12,802
	Cigna Group	2.375%	3/15/2031	19,410	17,476
	Cigna Group	5.125%	5/15/2031	10,000	10,162
	Cigna Group	4.875%	9/15/2032	17,761	17,726
	Cigna Group	5.400%	3/15/2033	8,760	8,973
	Cigna Group	5.250%	2/15/2034	18,835	19,044
	Cigna Group	5.250%	1/15/2036	20,950	20,996
	Cigna Group	4.800%	8/15/2038	27,930	26,456
	Cigna Group	3.200%	3/15/2040	7,600	5,920
[3]	Cigna Group	6.125%	11/15/2041	4,534	4,740
[3]	Cigna Group	5.375%	2/15/2042	550	531
[3]	Cigna Group	4.800%	7/15/2046	20,465	18,011
[3]	Cigna Group	3.875%	10/15/2047	18,104	13,866
	Cigna Group	4.900%	12/15/2048	29,539	25,976
	Cigna Group	3.400%	3/15/2050	22,480	15,587
	Cigna Group	3.400%	3/15/2051	20,015	13,784
	Cigna Group	5.600%	2/15/2054	15,000	14,474
	Cigna Group	6.000%	1/15/2056	5,388	5,487
[3]	City of Hope	5.623%	11/15/2043	2,000	1,952
[3]	City of Hope	4.378%	8/15/2048	7,375	6,031
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,515	3,806
	CommonSpirit Health	6.073%	11/1/2027	4,000	4,071
	CommonSpirit Health	3.347%	10/1/2029	8,645	8,262
	CommonSpirit Health	4.352%	9/1/2030	8,184	8,009
	CommonSpirit Health	2.782%	10/1/2030	3,375	3,109
	CommonSpirit Health	5.205%	12/1/2031	12,500	12,651
	CommonSpirit Health	5.318%	12/1/2034	7,450	7,464
	CommonSpirit Health	4.825%	9/1/2035	5,763	5,605
[3]	CommonSpirit Health	4.975%	9/1/2035	10,045	9,746
[3]	CommonSpirit Health	4.350%	11/1/2042	4,635	4,008
	CommonSpirit Health	5.580%	9/1/2045	4,419	4,290
	CommonSpirit Health	3.817%	10/1/2049	6,270	4,682
	CommonSpirit Health	4.187%	10/1/2049	14,300	11,138
	CommonSpirit Health	3.910%	10/1/2050	7,740	5,753
	CommonSpirit Health	5.548%	12/1/2054	6,297	5,974
	CommonSpirit Health	5.662%	9/1/2055	12,692	12,237
[3]	Community Health Network Inc.	3.099%	5/1/2050	9,817	6,265
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	2,855	2,049
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	5,210	3,633
	CVS Health Corp.	1.300%	8/21/2027	25,464	24,569
	CVS Health Corp.	4.300%	3/25/2028	58,907	58,604
	CVS Health Corp.	5.000%	1/30/2029	17,810	17,974
	CVS Health Corp.	5.400%	6/1/2029	12,015	12,280
	CVS Health Corp.	3.250%	8/15/2029	52,130	49,917
	CVS Health Corp.	5.125%	2/21/2030	13,000	13,146
	CVS Health Corp.	3.750%	4/1/2030	18,347	17,741
	CVS Health Corp.	1.750%	8/21/2030	16,075	14,254
	CVS Health Corp.	5.250%	1/30/2031	25,218	25,632
	CVS Health Corp.	1.875%	2/28/2031	35,630	31,261
	CVS Health Corp.	5.550%	6/1/2031	8,515	8,768
	CVS Health Corp.	2.125%	9/15/2031	22,440	19,623
	CVS Health Corp.	5.000%	9/15/2032	14,494	14,519
	CVS Health Corp.	5.250%	2/21/2033	20,950	21,288
	CVS Health Corp.	5.300%	6/1/2033	16,285	16,509
	CVS Health Corp.	5.700%	6/1/2034	9,500	9,806
	CVS Health Corp.	4.875%	7/20/2035	11,475	11,118
	CVS Health Corp.	5.450%	9/15/2035	12,122	12,280
	CVS Health Corp.	4.780%	3/25/2038	55,570	52,093
	CVS Health Corp.	6.125%	9/15/2039	4,950	5,148
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.125%	4/1/2040	9,322	7,931
	CVS Health Corp.	5.300%	12/5/2043	10,793	10,077
	CVS Health Corp.	6.000%	6/1/2044	7,000	7,054
	CVS Health Corp.	5.125%	7/20/2045	45,019	40,759
	CVS Health Corp.	5.050%	3/25/2048	108,102	95,473
	CVS Health Corp.	5.625%	2/21/2053	19,000	17,935
	CVS Health Corp.	5.875%	6/1/2053	17,254	16,856
	CVS Health Corp.	6.050%	6/1/2054	6,870	6,866
	CVS Health Corp.	6.200%	9/15/2055	14,215	14,555
	CVS Health Corp.	6.000%	6/1/2063	12,233	11,937
	CVS Health Corp.	6.250%	9/15/2065	12,225	12,328
	Danaher Corp.	4.375%	9/15/2045	6,000	5,150
	Danaher Corp.	2.600%	10/1/2050	6,202	3,746
	Danaher Corp.	2.800%	12/10/2051	10,433	6,503
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	3,100	2,435
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	6,500	6,006
	DH Europe Finance II Sarl	2.600%	11/15/2029	14,000	13,126
	DH Europe Finance II Sarl	3.250%	11/15/2039	14,480	11,625
	DH Europe Finance II Sarl	3.400%	11/15/2049	10,897	7,716
	Dignity Health	4.500%	11/1/2042	6,000	5,204
	Dignity Health	5.267%	11/1/2064	6,075	5,469
[3]	Duke University Health System Inc.	3.920%	6/1/2047	4,800	3,815
	Edwards Lifesciences Corp.	4.300%	6/15/2028	6,325	6,292
	Elevance Health Inc.	3.650%	12/1/2027	31,571	31,210
	Elevance Health Inc.	4.101%	3/1/2028	9,466	9,399
	Elevance Health Inc.	4.000%	9/15/2028	11,481	11,343
	Elevance Health Inc.	5.150%	6/15/2029	7,075	7,175
	Elevance Health Inc.	2.875%	9/15/2029	6,955	6,581
	Elevance Health Inc.	4.750%	2/15/2030	4,750	4,765
	Elevance Health Inc.	2.250%	5/15/2030	30,808	28,174
	Elevance Health Inc.	2.550%	3/15/2031	12,034	10,913
	Elevance Health Inc.	4.950%	11/1/2031	9,410	9,441
	Elevance Health Inc.	4.100%	5/15/2032	8,070	7,736
	Elevance Health Inc.	4.600%	9/15/2032	12,200	11,959
	Elevance Health Inc.	5.500%	10/15/2032	3,400	3,492
	Elevance Health Inc.	4.750%	2/15/2033	17,690	17,437
	Elevance Health Inc.	5.375%	6/15/2034	14,340	14,562
	Elevance Health Inc.	5.950%	12/15/2034	1,001	1,053
	Elevance Health Inc.	5.200%	2/15/2035	16,675	16,708
	Elevance Health Inc.	5.000%	1/15/2036	40,077	39,312
	Elevance Health Inc.	5.850%	1/15/2036	1,200	1,249
	Elevance Health Inc.	6.375%	6/15/2037	5,865	6,316
	Elevance Health Inc.	4.625%	5/15/2042	12,315	10,938
	Elevance Health Inc.	4.650%	1/15/2043	10,695	9,474
	Elevance Health Inc.	5.100%	1/15/2044	11,855	10,951
	Elevance Health Inc.	4.650%	8/15/2044	9,592	8,330
	Elevance Health Inc.	4.375%	12/1/2047	15,631	12,828
	Elevance Health Inc.	3.125%	5/15/2050	22,925	14,940
	Elevance Health Inc.	3.600%	3/15/2051	15,100	10,696
	Elevance Health Inc.	4.550%	5/15/2052	3,070	2,530
	Elevance Health Inc.	6.100%	10/15/2052	8,881	9,080
	Elevance Health Inc.	5.125%	2/15/2053	9,800	8,771
	Elevance Health Inc.	4.850%	8/15/2054	2,720	2,273
	Elevance Health Inc.	5.700%	2/15/2055	61,295	59,517
	Elevance Health Inc.	5.700%	9/15/2055	3,300	3,208
	Elevance Health Inc.	5.850%	11/1/2064	9,260	9,094
	Eli Lilly & Co.	4.150%	8/14/2027	3,250	3,248
	Eli Lilly & Co.	4.550%	2/12/2028	11,700	11,751
	Eli Lilly & Co.	4.000%	10/15/2028	17,714	17,596
	Eli Lilly & Co.	4.500%	2/9/2029	32,100	32,263
	Eli Lilly & Co.	3.375%	3/15/2029	10,782	10,517
	Eli Lilly & Co.	4.150%	5/20/2029	4,312	4,290
	Eli Lilly & Co.	4.200%	8/14/2029	11,482	11,422
	Eli Lilly & Co.	4.750%	2/12/2030	24,060	24,318
	Eli Lilly & Co.	4.250%	3/15/2031	5,922	5,866
	Eli Lilly & Co.	4.375%	5/20/2031	18,204	18,059
	Eli Lilly & Co.	4.900%	2/12/2032	11,670	11,830
	Eli Lilly & Co.	4.550%	10/15/2032	16,596	16,504
	Eli Lilly & Co.	4.700%	2/27/2033	20,005	20,069
	Eli Lilly & Co.	4.650%	5/20/2033	36,069	35,868
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.700%	2/9/2034	17,446	17,330
	Eli Lilly & Co.	4.600%	8/14/2034	14,223	14,026
	Eli Lilly & Co.	5.100%	2/12/2035	10,000	10,158
	Eli Lilly & Co.	4.900%	10/15/2035	15,890	15,859
	Eli Lilly & Co.	4.850%	5/20/2036	19,300	19,118
	Eli Lilly & Co.	3.950%	3/15/2049	9,628	7,672
	Eli Lilly & Co.	2.250%	5/15/2050	24,737	14,117
	Eli Lilly & Co.	4.875%	2/27/2053	27,220	24,628
	Eli Lilly & Co.	5.000%	2/9/2054	21,950	20,256
	Eli Lilly & Co.	5.050%	8/14/2054	9,000	8,350
	Eli Lilly & Co.	5.500%	2/12/2055	18,175	18,051
	Eli Lilly & Co.	5.600%	5/20/2056	29,698	29,832
	Eli Lilly & Co.	4.150%	3/15/2059	2,000	1,577
	Eli Lilly & Co.	2.500%	9/15/2060	7,200	3,905
	Eli Lilly & Co.	4.950%	2/27/2063	15,750	14,048
	Eli Lilly & Co.	5.100%	2/9/2064	19,575	17,884
	Eli Lilly & Co.	5.200%	8/14/2064	17,025	15,792
	Eli Lilly & Co.	5.600%	2/12/2065	11,150	11,058
	Eli Lilly & Co.	5.650%	10/15/2065	11,769	11,769
	Eli Lilly & Co.	5.700%	5/20/2066	12,850	12,918
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	3,975	3,021
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	29,726	30,167
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	16,033	15,899
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	9,000	9,045
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	15,000	15,545
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	11,500	11,512
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	18,750	19,722
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	9,700	9,862
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	8,000	7,804
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	13,460	14,342
	Gilead Sciences Inc.	1.200%	10/1/2027	4,500	4,333
	Gilead Sciences Inc.	4.250%	5/20/2028	5,645	5,629
	Gilead Sciences Inc.	4.400%	5/20/2029	12,920	12,889
	Gilead Sciences Inc.	4.800%	11/15/2029	21,650	21,850
	Gilead Sciences Inc.	1.650%	10/1/2030	8,063	7,151
	Gilead Sciences Inc.	4.600%	5/20/2031	13,147	13,102
	Gilead Sciences Inc.	5.250%	10/15/2033	13,500	13,881
	Gilead Sciences Inc.	4.900%	5/20/2034	6,425	6,410
	Gilead Sciences Inc.	5.100%	6/15/2035	14,858	14,979
	Gilead Sciences Inc.	4.600%	9/1/2035	11,799	11,471
	Gilead Sciences Inc.	4.000%	9/1/2036	16,425	15,045
	Gilead Sciences Inc.	2.600%	10/1/2040	11,066	8,031
	Gilead Sciences Inc.	5.650%	12/1/2041	5,610	5,717
	Gilead Sciences Inc.	4.800%	4/1/2044	20,456	18,638
	Gilead Sciences Inc.	4.500%	2/1/2045	25,575	22,278
	Gilead Sciences Inc.	4.750%	3/1/2046	25,569	22,907
	Gilead Sciences Inc.	4.150%	3/1/2047	17,317	14,180
	Gilead Sciences Inc.	2.800%	10/1/2050	19,390	12,231
	Gilead Sciences Inc.	5.550%	10/15/2053	20,965	20,697
	Gilead Sciences Inc.	5.500%	11/15/2054	12,200	11,913
	Gilead Sciences Inc.	5.600%	11/15/2064	8,775	8,631
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	24,150	23,977
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	11,209	11,221
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	8,400	8,643
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,800	14,666
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	35,389	38,973
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,250	12,328
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	4,237	4,126
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	4,900	3,468
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	4,000	3,269
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	5,625	3,560
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	2,100	1,742
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	975	693
	HCA Inc.	5.000%	3/1/2028	8,225	8,271
	HCA Inc.	5.200%	6/1/2028	10,611	10,717
	HCA Inc.	5.625%	9/1/2028	15,111	15,346
	HCA Inc.	5.875%	2/1/2029	6,000	6,135
	HCA Inc.	3.375%	3/15/2029	1,940	1,874
	HCA Inc.	4.125%	6/15/2029	75,256	74,121
	HCA Inc.	5.250%	3/1/2030	2,695	2,732
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	3.500%	9/1/2030	40,685	38,566
	HCA Inc.	4.300%	11/15/2030	8,140	7,964
	HCA Inc.	5.450%	4/1/2031	19,717	20,142
	HCA Inc.	4.700%	5/15/2031	11,800	11,687
	HCA Inc.	2.375%	7/15/2031	15,000	13,312
	HCA Inc.	5.500%	3/1/2032	8,800	8,988
	HCA Inc.	3.625%	3/15/2032	24,915	23,192
	HCA Inc.	4.600%	11/15/2032	11,935	11,623
	HCA Inc.	5.500%	6/1/2033	18,263	18,650
	HCA Inc.	5.600%	4/1/2034	15,050	15,360
	HCA Inc.	5.450%	9/15/2034	14,300	14,448
	HCA Inc.	5.750%	3/1/2035	18,000	18,552
	HCA Inc.	4.900%	11/15/2035	11,938	11,552
	HCA Inc.	5.300%	5/15/2036	18,750	18,622
	HCA Inc.	5.125%	6/15/2039	14,714	14,011
	HCA Inc.	4.375%	3/15/2042	7,650	6,477
	HCA Inc.	5.500%	6/15/2047	25,829	24,066
	HCA Inc.	5.250%	6/15/2049	23,591	21,202
	HCA Inc.	3.500%	7/15/2051	35,547	24,031
	HCA Inc.	4.625%	3/15/2052	23,615	19,212
	HCA Inc.	5.900%	6/1/2053	6,011	5,853
	HCA Inc.	6.000%	4/1/2054	32,734	32,334
	HCA Inc.	6.200%	3/1/2055	13,535	13,759
	HCA Inc.	5.700%	11/15/2055	42,500	40,547
	HCA Inc.	6.100%	4/1/2064	7,955	7,887
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	6,720	5,109
	Humana Inc.	5.750%	3/1/2028	6,505	6,616
	Humana Inc.	5.750%	12/1/2028	5,000	5,108
	Humana Inc.	3.700%	3/23/2029	12,500	12,175
	Humana Inc.	3.125%	8/15/2029	2,600	2,484
	Humana Inc.	4.875%	4/1/2030	6,150	6,138
	Humana Inc.	5.375%	4/15/2031	18,755	19,012
	Humana Inc.	2.150%	2/3/2032	12,800	11,124
	Humana Inc.	5.875%	3/1/2033	8,955	9,231
	Humana Inc.	5.950%	3/15/2034	9,000	9,316
	Humana Inc.	5.550%	5/1/2035	8,700	8,706
	Humana Inc.	4.625%	12/1/2042	4,730	4,017
	Humana Inc.	4.950%	10/1/2044	6,205	5,406
	Humana Inc.	4.800%	3/15/2047	3,120	2,599
	Humana Inc.	3.950%	8/15/2049	981	711
	Humana Inc.	5.500%	3/15/2053	13,355	12,104
	Humana Inc.	5.750%	4/15/2054	9,096	8,531
	Humana Inc.	6.000%	5/1/2055	10,540	10,219
	Icon Investments Six DAC	6.000%	5/8/2034	6,538	6,699
	Illumina Inc.	5.750%	12/13/2027	5,025	5,103
	Illumina Inc.	4.750%	12/12/2030	5,325	5,290
	Illumina Inc.	2.550%	3/23/2031	5,000	4,509
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	5,950	4,728
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	3,350	2,111
	Inova Health System Foundation	4.068%	5/15/2052	3,000	2,386
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	6,000	4,482
[3]	Iowa Health System	3.665%	2/15/2050	5,000	3,754
	IQVIA Inc.	6.250%	2/1/2029	5,000	5,170
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	7,425	5,905
	Johnson & Johnson	0.950%	9/1/2027	6,475	6,251
	Johnson & Johnson	2.900%	1/15/2028	29,337	28,821
	Johnson & Johnson	4.800%	6/1/2029	15,600	15,871
	Johnson & Johnson	6.950%	9/1/2029	2,650	2,859
	Johnson & Johnson	4.700%	3/1/2030	11,741	11,887
	Johnson & Johnson	1.300%	9/1/2030	11,590	10,270
	Johnson & Johnson	4.900%	6/1/2031	8,057	8,237
	Johnson & Johnson	4.850%	3/1/2032	14,278	14,585
	Johnson & Johnson	4.375%	12/5/2033	9,529	9,452
	Johnson & Johnson	4.950%	6/1/2034	2,390	2,454
	Johnson & Johnson	5.000%	3/1/2035	21,948	22,493
	Johnson & Johnson	3.550%	3/1/2036	13,290	12,060
	Johnson & Johnson	3.625%	3/3/2037	13,208	11,820
	Johnson & Johnson	5.950%	8/15/2037	5,039	5,524
	Johnson & Johnson	3.400%	1/15/2038	19,454	16,846
	Johnson & Johnson	5.850%	7/15/2038	3,797	4,104
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.100%	9/1/2040	28,235	19,773
	Johnson & Johnson	4.500%	9/1/2040	2,600	2,454
	Johnson & Johnson	4.850%	5/15/2041	825	802
	Johnson & Johnson	4.500%	12/5/2043	11,620	10,756
	Johnson & Johnson	3.700%	3/1/2046	20,872	16,670
	Johnson & Johnson	3.750%	3/3/2047	21,550	17,124
	Johnson & Johnson	3.500%	1/15/2048	13,229	10,005
	Johnson & Johnson	2.250%	9/1/2050	11,172	6,475
	Johnson & Johnson	5.250%	6/1/2054	9,825	9,801
	Johnson & Johnson	2.450%	9/1/2060	8,450	4,586
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	26,930	19,847
	Kaiser Foundation Hospitals	4.875%	4/1/2042	6,050	5,710
	Kaiser Foundation Hospitals	4.150%	5/1/2047	24,144	19,783
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	11,150	7,717
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	7,000	4,524
	Koninklijke Philips NV	6.875%	3/11/2038	4,600	5,124
	Koninklijke Philips NV	5.000%	3/15/2042	12,775	11,666
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5,275	5,222
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	7,625	7,209
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	7,600	7,497
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,000	4,538
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	11,800	11,607
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,750	10,461
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	8,760	7,813
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	1,000	764
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,275	2,241
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	7,550	5,975
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	8,950	5,808
[3]	Mayo Clinic	3.774%	11/15/2043	5,150	4,265
[3]	Mayo Clinic	4.000%	11/15/2047	2,865	2,277
[3]	Mayo Clinic	4.128%	11/15/2052	1,150	921
[3]	Mayo Clinic	3.196%	11/15/2061	7,000	4,344
	McKesson Corp.	3.950%	2/16/2028	2,500	2,481
	McKesson Corp.	4.900%	7/15/2028	1,493	1,507
	McKesson Corp.	4.250%	9/15/2029	5,275	5,221
	McKesson Corp.	4.650%	5/30/2030	12,200	12,202
	McKesson Corp.	4.950%	5/30/2032	15,827	15,960
	McKesson Corp.	5.100%	7/15/2033	4,623	4,679
	McKesson Corp.	5.250%	5/30/2035	8,450	8,587
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	4,433	3,677
[3]	MedStar Health Inc.	3.626%	8/15/2049	4,000	2,927
	Medtronic Global Holdings SCA	4.250%	3/30/2028	19,415	19,370
	Medtronic Inc.	4.375%	3/15/2035	47,569	45,704
	Medtronic Inc.	4.625%	3/15/2045	14,242	12,760
	Memorial Health Services	3.447%	11/1/2049	5,000	3,524
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	700	673
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	2,000	1,316
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	13,355	10,646
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	6,700	5,413
	Merck & Co. Inc.	3.850%	9/15/2027	8,700	8,667
	Merck & Co. Inc.	4.300%	5/22/2028	18,350	18,343
	Merck & Co. Inc.	1.900%	12/10/2028	4,000	3,775
	Merck & Co. Inc.	3.400%	3/7/2029	16,470	16,065
	Merck & Co. Inc.	3.850%	3/15/2029	8,643	8,533
	Merck & Co. Inc.	4.300%	5/17/2030	7,958	7,908
	Merck & Co. Inc.	1.450%	6/24/2030	5,282	4,697
	Merck & Co. Inc.	4.150%	9/15/2030	13,600	13,439
	Merck & Co. Inc.	4.150%	3/15/2031	15,905	15,605
	Merck & Co. Inc.	4.650%	5/22/2031	7,902	7,914
	Merck & Co. Inc.	2.150%	12/10/2031	26,558	23,442
	Merck & Co. Inc.	4.550%	9/15/2032	20,452	20,288
	Merck & Co. Inc.	4.450%	12/4/2032	22,138	21,789
	Merck & Co. Inc.	4.500%	5/17/2033	14,114	13,955
	Merck & Co. Inc.	4.950%	5/22/2033	22,223	22,367
	Merck & Co. Inc.	4.950%	9/15/2035	32,530	32,457
	Merck & Co. Inc.	4.750%	12/4/2035	28,198	27,637
	Merck & Co. Inc.	5.200%	5/22/2036	19,298	19,532
	Merck & Co. Inc.	3.900%	3/7/2039	6,539	5,762
	Merck & Co. Inc.	2.350%	6/24/2040	2,379	1,692
	Merck & Co. Inc.	3.600%	9/15/2042	8,670	6,940
80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	4.150%	5/18/2043	15,489	13,200
	Merck & Co. Inc.	4.900%	5/17/2044	13,958	12,902
	Merck & Co. Inc.	3.700%	2/10/2045	35,109	27,577
	Merck & Co. Inc.	5.500%	3/15/2046	9,129	9,020
	Merck & Co. Inc.	5.750%	5/22/2046	6,425	6,537
	Merck & Co. Inc.	4.000%	3/7/2049	18,248	14,516
	Merck & Co. Inc.	2.450%	6/24/2050	7,240	4,233
	Merck & Co. Inc.	2.750%	12/10/2051	38,230	23,467
	Merck & Co. Inc.	5.000%	5/17/2053	15,916	14,494
	Merck & Co. Inc.	5.700%	9/15/2055	31,820	31,989
	Merck & Co. Inc.	5.550%	12/4/2055	23,190	22,821
	Merck & Co. Inc.	5.850%	5/22/2056	12,850	13,161
	Merck & Co. Inc.	2.900%	12/10/2061	28,405	16,430
	Merck & Co. Inc.	5.150%	5/17/2063	6,790	6,175
	Merck & Co. Inc.	5.700%	12/4/2065	17,182	17,045
[3]	Methodist Hospital	2.705%	12/1/2050	6,500	4,023
[3]	Montefiore Obligated Group	5.246%	11/1/2048	6,800	5,650
	Montefiore Obligated Group	4.287%	9/1/2050	810	572
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,520	3,354
	Mylan Inc.	5.400%	11/29/2043	3,440	3,034
	Mylan Inc.	5.200%	4/15/2048	1,535	1,275
[3]	MyMichigan Health	3.409%	6/1/2050	7,915	5,555
	New York & Presbyterian Hospital	2.256%	8/1/2040	2,475	1,735
	New York & Presbyterian Hospital	4.024%	8/1/2045	9,390	7,715
	New York & Presbyterian Hospital	4.063%	8/1/2056	4,575	3,573
	New York & Presbyterian Hospital	2.606%	8/1/2060	2,375	1,297
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,335	4,368
	Northwell Healthcare Inc.	3.979%	11/1/2046	7,770	6,129
	Northwell Healthcare Inc.	4.260%	11/1/2047	8,325	6,798
	Northwell Healthcare Inc.	3.809%	11/1/2049	4,195	3,086
	Novant Health Inc.	2.637%	11/1/2036	7,000	5,567
	Novant Health Inc.	3.168%	11/1/2051	11,000	7,267
	Novant Health Inc.	3.318%	11/1/2061	8,925	5,657
	Novartis Capital Corp.	3.900%	11/5/2028	5,305	5,251
	Novartis Capital Corp.	4.100%	3/16/2029	25,846	25,657
	Novartis Capital Corp.	3.800%	9/18/2029	11,750	11,529
	Novartis Capital Corp.	2.200%	8/14/2030	33,485	30,626
	Novartis Capital Corp.	4.100%	11/5/2030	19,650	19,303
	Novartis Capital Corp.	4.400%	3/18/2031	32,437	32,200
	Novartis Capital Corp.	4.000%	9/18/2031	1,190	1,162
	Novartis Capital Corp.	4.300%	11/5/2032	12,290	12,028
	Novartis Capital Corp.	4.600%	3/18/2033	23,934	23,710
	Novartis Capital Corp.	4.200%	9/18/2034	15,645	15,058
	Novartis Capital Corp.	4.600%	11/5/2035	14,300	13,971
	Novartis Capital Corp.	4.900%	3/18/2036	28,604	28,434
	Novartis Capital Corp.	3.700%	9/21/2042	5,175	4,242
	Novartis Capital Corp.	4.400%	5/6/2044	36,261	31,952
	Novartis Capital Corp.	5.200%	11/5/2045	9,350	9,021
	Novartis Capital Corp.	4.000%	11/20/2045	19,011	15,734
	Novartis Capital Corp.	5.600%	3/18/2046	21,293	21,498
	Novartis Capital Corp.	2.750%	8/14/2050	13,815	8,745
	Novartis Capital Corp.	4.700%	9/18/2054	8,005	7,049
	Novartis Capital Corp.	5.300%	11/5/2055	7,275	7,013
	Novartis Capital Corp.	5.700%	3/18/2056	30,395	30,987
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	3,210	1,952
[3]	NYU Langone Hospitals	5.750%	7/1/2043	3,625	3,672
	NYU Langone Hospitals	4.784%	7/1/2044	3,925	3,596
[3]	NYU Langone Hospitals	4.368%	7/1/2047	4,775	4,113
[3]	NYU Langone Hospitals	3.380%	7/1/2055	7,545	5,130
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,500	3,012
	OhioHealth Corp.	2.297%	11/15/2031	4,650	4,128
	OhioHealth Corp.	2.834%	11/15/2041	4,325	3,189
[3]	OhioHealth Corp.	3.042%	11/15/2050	3,025	2,053
	Orlando Health Obligated Group	5.475%	10/1/2035	4,750	4,873
	Orlando Health Obligated Group	4.089%	10/1/2048	2,200	1,775
	Orlando Health Obligated Group	3.327%	10/1/2050	2,750	1,945
	PeaceHealth Obligated Group	4.335%	11/15/2028	2,280	2,265
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,210	2,190
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	3,300	2,865
81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,900	3,974
	Pfizer Inc.	3.875%	11/15/2027	3,100	3,085
	Pfizer Inc.	3.600%	9/15/2028	5,492	5,413
	Pfizer Inc.	3.450%	3/15/2029	32,537	31,781
	Pfizer Inc.	2.625%	4/1/2030	11,105	10,374
	Pfizer Inc.	1.700%	5/28/2030	16,843	15,145
	Pfizer Inc.	4.200%	11/15/2030	19,042	18,792
	Pfizer Inc.	1.750%	8/18/2031	9,700	8,470
	Pfizer Inc.	4.500%	11/15/2032	15,025	14,819
	Pfizer Inc.	4.875%	11/15/2035	27,527	27,215
	Pfizer Inc.	4.000%	12/15/2036	23,270	21,353
	Pfizer Inc.	4.100%	9/15/2038	9,275	8,381
	Pfizer Inc.	3.900%	3/15/2039	14,060	12,211
	Pfizer Inc.	7.200%	3/15/2039	19,540	22,898
	Pfizer Inc.	2.550%	5/28/2040	20,500	14,887
	Pfizer Inc.	5.600%	9/15/2040	5,000	5,121
	Pfizer Inc.	4.300%	6/15/2043	8,010	6,884
	Pfizer Inc.	4.400%	5/15/2044	19,075	16,641
	Pfizer Inc.	4.125%	12/15/2046	13,900	11,419
	Pfizer Inc.	4.200%	9/15/2048	17,497	14,261
	Pfizer Inc.	4.000%	3/15/2049	14,060	11,077
	Pfizer Inc.	2.700%	5/28/2050	20,275	12,542
	Pfizer Inc.	5.600%	11/15/2055	16,500	16,361
	Pfizer Inc.	5.700%	11/15/2065	16,000	15,681
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	61,213	61,268
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	31,832	31,926
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	50,028	49,553
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	39,874	37,785
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	64,664	60,857
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	46,743	43,008
	Pharmacia LLC	6.600%	12/1/2028	5,248	5,493
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,000	2,599
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,950	1,389
	Piedmont Healthcare Inc.	2.864%	1/1/2052	4,000	2,493
	Presbyterian Healthcare Services	4.875%	8/1/2052	4,000	3,506
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	13,423	12,544
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,500	7,645
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	8,700	8,901
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	3,125	2,353
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	5,700	4,370
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,600	2,701
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,790	5,723
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,000	2,999
	Quest Diagnostics Inc.	2.950%	6/30/2030	20,401	19,098
	Quest Diagnostics Inc.	2.800%	6/30/2031	4,550	4,153
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,025	9,957
	Quest Diagnostics Inc.	5.000%	6/30/2036	4,506	4,431
	Quest Diagnostics Inc.	5.750%	1/30/2040	876	884
	Quest Diagnostics Inc.	4.700%	3/30/2045	2,050	1,836
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	4,000	2,699
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,875	14,928
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	3,755	2,281
	Revvity Inc.	1.900%	9/15/2028	4,025	3,788
	Revvity Inc.	3.300%	9/15/2029	8,350	7,974
	Revvity Inc.	2.550%	3/15/2031	6,000	5,399
	Revvity Inc.	2.250%	9/15/2031	7,000	6,166
	Revvity Inc.	3.625%	3/15/2051	3,500	2,474
	Royalty Pharma plc	1.750%	9/2/2027	12,850	12,445
	Royalty Pharma plc	5.150%	9/2/2029	2,185	2,213
	Royalty Pharma plc	2.200%	9/2/2030	10,200	9,214
	Royalty Pharma plc	4.450%	3/25/2031	12,425	12,218
	Royalty Pharma plc	5.400%	9/2/2034	5,133	5,175
	Royalty Pharma plc	3.300%	9/2/2040	11,580	8,970
	Royalty Pharma plc	3.550%	9/2/2050	15,505	10,832
	Royalty Pharma plc	3.350%	9/2/2051	9,878	6,587
[3]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,625	3,545
	Sanofi SA	3.750%	11/3/2027	8,978	8,926
	Sanofi SA	3.625%	6/19/2028	10,775	10,639
	Sanofi SA	3.800%	11/3/2028	10,059	9,932
	Sanofi SA	4.200%	11/3/2032	16,400	16,042
82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Seattle Children's Hospital	2.719%	10/1/2050	5,000	3,106
[3]	Sharp HealthCare	2.680%	8/1/2050	3,000	1,844
	Smith & Nephew plc	2.032%	10/14/2030	11,735	10,427
	Smith & Nephew plc	5.400%	3/20/2034	9,450	9,524
	Solventum Corp.	5.400%	3/1/2029	3,791	3,855
	Solventum Corp.	5.450%	3/13/2031	22,150	22,676
	Solventum Corp.	5.600%	3/23/2034	18,675	19,107
	Solventum Corp.	5.900%	4/30/2054	17,025	16,852
	SSM Health Care Corp.	4.894%	6/1/2028	5,550	5,569
[3]	Stanford Health Care	3.795%	11/15/2048	5,075	3,916
	Stanford Health Care	3.027%	8/15/2051	5,000	3,255
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	6,850	6,226
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	10,800	7,717
	Stryker Corp.	4.700%	2/10/2028	8,800	8,824
	Stryker Corp.	3.650%	3/7/2028	5,300	5,226
	Stryker Corp.	4.250%	9/11/2029	17,200	17,050
	Stryker Corp.	4.850%	2/10/2030	7,180	7,232
	Stryker Corp.	1.950%	6/15/2030	4,350	3,938
	Stryker Corp.	4.625%	9/11/2034	6,694	6,528
	Stryker Corp.	5.200%	2/10/2035	31,709	32,048
	Stryker Corp.	4.100%	4/1/2043	4,225	3,530
	Stryker Corp.	4.375%	5/15/2044	7,580	6,504
	Stryker Corp.	4.625%	3/15/2046	15,404	13,570
	Stryker Corp.	2.900%	6/15/2050	7,314	4,759
[3]	Sutter Health	3.695%	8/15/2028	3,025	2,972
[3]	Sutter Health	2.294%	8/15/2030	6,325	5,760
[3]	Sutter Health	5.213%	8/15/2032	1,500	1,531
	Sutter Health	5.164%	8/15/2033	4,200	4,242
[3]	Sutter Health	5.537%	8/15/2035	10,000	10,309
[3]	Sutter Health	3.161%	8/15/2040	4,125	3,196
[3]	Sutter Health	4.091%	8/15/2048	4,400	3,537
[3]	Sutter Health	3.361%	8/15/2050	12,302	8,627
	Sutter Health	5.547%	8/15/2053	2,648	2,604
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	33,800	34,037
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	32,382	29,427
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	12,800	12,953
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,926	15,098
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	10,000	9,927
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	47,525	31,594
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	13,579	8,697
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,112	2,077
	Takeda US Financing Inc.	5.200%	7/7/2035	36,150	36,095
	Texas Health Resources	2.328%	11/15/2050	3,704	2,115
[3]	Texas Health Resources	4.330%	11/15/2055	925	756
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	13,880	13,964
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	7,000	6,589
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,730	9,860
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	12,345	11,628
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	10,000	10,148
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	11,348	11,144
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,150	4,072
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	36,545	32,120
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	4,650	4,574
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	2,000	2,019
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	3,746	3,681
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	11,000	11,142
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	15,200	14,925
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	20,457	20,208
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	11,400	11,202
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	26,338	19,252
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5,000	4,937
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	4,390	4,271
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	10,000	9,911
	Toledo Hospital	5.750%	11/15/2038	3,850	3,844
[3]	Trinity Health Corp.	2.632%	12/1/2040	2,500	1,813
	Trinity Health Corp.	4.125%	12/1/2045	10,120	8,250
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	5,495	5,079
	UnitedHealth Group Inc.	5.250%	2/15/2028	10,000	10,133
	UnitedHealth Group Inc.	3.850%	6/15/2028	16,000	15,838
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,275	2,273
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	1/15/2029	18,297	18,205
	UnitedHealth Group Inc.	4.700%	4/15/2029	4,730	4,762
	UnitedHealth Group Inc.	2.875%	8/15/2029	17,965	17,127
	UnitedHealth Group Inc.	4.800%	1/15/2030	21,335	21,498
	UnitedHealth Group Inc.	5.300%	2/15/2030	10,265	10,499
	UnitedHealth Group Inc.	2.000%	5/15/2030	27,115	24,642
	UnitedHealth Group Inc.	4.650%	1/15/2031	26,250	26,250
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,400	11,524
	UnitedHealth Group Inc.	2.300%	5/15/2031	29,625	26,526
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,410	13,504
	UnitedHealth Group Inc.	5.350%	2/15/2033	35,710	36,659
	UnitedHealth Group Inc.	4.500%	4/15/2033	15,000	14,672
	UnitedHealth Group Inc.	5.000%	4/15/2034	17,280	17,270
	UnitedHealth Group Inc.	5.150%	7/15/2034	43,110	43,510
	UnitedHealth Group Inc.	5.300%	6/15/2035	83,325	84,847
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,000	4,208
	UnitedHealth Group Inc.	6.500%	6/15/2037	1,185	1,304
	UnitedHealth Group Inc.	6.625%	11/15/2037	10,100	11,292
	UnitedHealth Group Inc.	6.875%	2/15/2038	13,845	15,801
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,505	14,402
	UnitedHealth Group Inc.	2.750%	5/15/2040	16,110	11,908
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,700	3,851
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,380	13,112
	UnitedHealth Group Inc.	4.625%	11/15/2041	8,742	7,900
	UnitedHealth Group Inc.	4.375%	3/15/2042	7,775	6,768
	UnitedHealth Group Inc.	3.950%	10/15/2042	5,900	4,874
	UnitedHealth Group Inc.	4.250%	3/15/2043	5,557	4,717
	UnitedHealth Group Inc.	5.500%	7/15/2044	22,290	21,842
	UnitedHealth Group Inc.	4.750%	7/15/2045	64,738	57,577
	UnitedHealth Group Inc.	4.200%	1/15/2047	14,950	12,163
	UnitedHealth Group Inc.	4.250%	4/15/2047	11,935	9,725
	UnitedHealth Group Inc.	4.250%	6/15/2048	15,182	12,337
	UnitedHealth Group Inc.	4.450%	12/15/2048	10,050	8,388
	UnitedHealth Group Inc.	3.700%	8/15/2049	11,000	8,116
	UnitedHealth Group Inc.	2.900%	5/15/2050	9,565	6,110
	UnitedHealth Group Inc.	3.250%	5/15/2051	11,358	7,645
	UnitedHealth Group Inc.	4.750%	5/15/2052	23,339	20,041
	UnitedHealth Group Inc.	5.875%	2/15/2053	22,765	22,916
	UnitedHealth Group Inc.	5.050%	4/15/2053	20,814	18,699
	UnitedHealth Group Inc.	5.375%	4/15/2054	29,751	28,039
	UnitedHealth Group Inc.	5.625%	7/15/2054	21,875	21,394
	UnitedHealth Group Inc.	5.950%	6/15/2055	18,500	19,048
	UnitedHealth Group Inc.	3.875%	8/15/2059	14,431	10,321
	UnitedHealth Group Inc.	3.125%	5/15/2060	11,490	6,958
	UnitedHealth Group Inc.	4.950%	5/15/2062	12,920	11,077
	UnitedHealth Group Inc.	6.050%	2/15/2063	16,765	17,087
	UnitedHealth Group Inc.	5.200%	4/15/2063	14,400	12,869
	UnitedHealth Group Inc.	5.500%	4/15/2064	14,605	13,674
	UnitedHealth Group Inc.	5.750%	7/15/2064	41,470	40,425
	Universal Health Services Inc.	4.625%	10/15/2029	5,100	5,038
	Universal Health Services Inc.	2.650%	10/15/2030	14,524	13,057
	Universal Health Services Inc.	5.050%	10/15/2034	5,800	5,557
	UPMC	5.035%	5/15/2033	6,000	6,028
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	12,450	10,535
	Viatris Inc.	2.700%	6/22/2030	12,000	10,953
	Viatris Inc.	3.850%	6/22/2040	16,773	13,167
	Viatris Inc.	4.000%	6/22/2050	18,058	12,409
[3]	WakeMed	3.286%	10/1/2052	2,375	1,593
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	3,900	2,497
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,925	2,525
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	8,400	5,340
	Wyeth LLC	6.500%	2/1/2034	9,080	9,942
	Wyeth LLC	6.000%	2/15/2036	6,845	7,272
	Wyeth LLC	5.950%	4/1/2037	12,010	12,762
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	4,075	2,415
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5,000	5,078
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	6,500	6,586
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	17,795	15,947
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	3,892	3,893
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	9,000	9,153
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	4,250	4,297
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	3,815	3,320
	Zoetis Inc.	3.000%	9/12/2027	11,040	10,869
	Zoetis Inc.	4.150%	8/17/2028	25,788	25,607
	Zoetis Inc.	3.900%	8/20/2028	4,950	4,887
	Zoetis Inc.	2.000%	5/15/2030	6,850	6,198
	Zoetis Inc.	5.600%	11/16/2032	13,000	13,503
	Zoetis Inc.	5.000%	8/17/2035	14,923	14,737
	Zoetis Inc.	4.700%	2/1/2043	7,540	6,746
	Zoetis Inc.	3.950%	9/12/2047	11,556	9,025
	Zoetis Inc.	4.450%	8/20/2048	7,200	6,024
	Zoetis Inc.	3.000%	5/15/2050	6,775	4,416
					10,768,725
Industrials (1.6%)
[3]	3M Co.	3.625%	9/14/2028	7,186	7,074
[3]	3M Co.	3.375%	3/1/2029	7,925	7,695
	3M Co.	2.375%	8/26/2029	18,045	16,917
	3M Co.	4.800%	3/15/2030	33,623	33,823
	3M Co.	3.050%	4/15/2030	5,000	4,726
	3M Co.	5.150%	3/15/2035	5,927	5,985
[3]	3M Co.	3.875%	6/15/2044	1,000	801
[3]	3M Co.	3.125%	9/19/2046	10,755	7,410
[3]	3M Co.	3.625%	10/15/2047	8,625	6,439
[3]	3M Co.	4.000%	9/14/2048	22,230	17,487
	3M Co.	3.250%	8/26/2049	13,500	9,245
	3M Co.	3.700%	4/15/2050	8,315	6,178
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	3,875	3,471
	AGCO Corp.	5.800%	3/21/2034	8,025	8,175
	Allegion plc	3.500%	10/1/2029	3,455	3,318
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	3,100	3,060
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	8,668	8,820
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,300	4,390
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	17,864	15,984
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	7,612	7,417
[3]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	6,275	6,225
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	553	544
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,727	1,703
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	3,012	2,922
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	3,848	3,726
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,589	1,553
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	3,119	3,000
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,175	2,040
	Amphenol Corp.	3.800%	11/15/2027	7,175	7,118
	Amphenol Corp.	4.375%	6/12/2028	7,000	6,992
	Amphenol Corp.	3.900%	11/15/2028	6,042	5,969
	Amphenol Corp.	5.050%	4/5/2029	6,900	7,007
	Amphenol Corp.	4.350%	6/1/2029	4,000	3,991
	Amphenol Corp.	2.800%	2/15/2030	10,305	9,675
	Amphenol Corp.	4.125%	11/15/2030	17,631	17,285
	Amphenol Corp.	2.200%	9/15/2031	4,000	3,536
	Amphenol Corp.	4.400%	2/15/2033	18,367	17,860
	Amphenol Corp.	5.250%	4/5/2034	6,960	7,087
	Amphenol Corp.	5.000%	1/15/2035	15,650	15,616
	Amphenol Corp.	4.625%	2/15/2036	59,967	57,911
	Amphenol Corp.	5.375%	11/15/2054	3,750	3,637
	Amphenol Corp.	5.300%	11/15/2055	65,350	62,033
	Boeing Co.	3.250%	2/1/2028	21,238	20,796
	Boeing Co.	3.250%	3/1/2028	2,926	2,866
	Boeing Co.	6.298%	5/1/2029	12,660	13,180
	Boeing Co.	2.950%	2/1/2030	16,251	15,284
	Boeing Co.	5.150%	5/1/2030	136,266	137,918
	Boeing Co.	3.625%	2/1/2031	31,956	30,395
	Boeing Co.	6.388%	5/1/2031	33,750	35,860
	Boeing Co.	6.125%	2/15/2033	5,775	6,143
	Boeing Co.	3.600%	5/1/2034	18,041	16,224
	Boeing Co.	6.528%	5/1/2034	10,202	11,092
	Boeing Co.	3.250%	2/1/2035	11,725	10,172
	Boeing Co.	6.625%	2/15/2038	1,000	1,094
	Boeing Co.	3.550%	3/1/2038	2,322	1,944
85

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.500%	3/1/2039	3,718	3,032
Boeing Co.	6.875%	3/15/2039	5,430	6,066
Boeing Co.	5.875%	2/15/2040	6,105	6,279
Boeing Co.	5.705%	5/1/2040	38,815	39,453
Boeing Co.	3.375%	6/15/2046	7,000	4,912
Boeing Co.	3.650%	3/1/2047	4,324	3,123
Boeing Co.	3.850%	11/1/2048	3,903	2,884
Boeing Co.	3.900%	5/1/2049	18,014	13,478
Boeing Co.	3.750%	2/1/2050	24,900	18,173
Boeing Co.	5.805%	5/1/2050	104,541	103,210
Boeing Co.	6.858%	5/1/2054	53,790	60,440
Boeing Co.	3.825%	3/1/2059	3,300	2,297
Boeing Co.	3.950%	8/1/2059	1,520	1,081
Boeing Co.	5.930%	5/1/2060	58,704	57,832
Boeing Co.	7.008%	5/1/2064	21,795	24,786
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,650	1,800
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,905	15,506
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	9,225	9,247
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,680	4,493
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	7,304	6,481
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	15,395	13,551
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	14,803	13,111
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	9,337	8,978
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,380	17,071
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,305	5,560
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	9,817	8,142
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	8,722	7,774
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	8,975	7,071
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	3,135	2,553
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	16,795	13,388
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	19,679	15,902
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,075	6,589
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	8,325	5,690
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	8,435	5,266
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	12,550	10,418
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	49,245	45,839
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	28,506	27,688
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,308	5,199
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	22,375	22,640
Canadian National Railway Co.	4.350%	5/12/2029	2,000	1,988
Canadian National Railway Co.	4.200%	3/12/2031	6,900	6,759
Canadian National Railway Co.	3.850%	8/5/2032	760	723
Canadian National Railway Co.	5.850%	11/1/2033	5,825	6,222
Canadian National Railway Co.	4.750%	11/12/2035	5,391	5,278
Canadian National Railway Co.	4.950%	5/12/2036	5,975	5,936
Canadian National Railway Co.	6.200%	6/1/2036	5,425	5,887
Canadian National Railway Co.	3.200%	8/2/2046	12,400	8,839
Canadian National Railway Co.	3.650%	2/3/2048	2,785	2,099
Canadian National Railway Co.	2.450%	5/1/2050	16,661	9,855
Canadian Pacific Railway Co.	4.000%	6/1/2028	4,000	3,965
Canadian Pacific Railway Co.	4.000%	3/15/2029	7,197	7,088
Canadian Pacific Railway Co.	2.875%	11/15/2029	4,000	3,792
Canadian Pacific Railway Co.	2.050%	3/5/2030	12,625	11,533
Canadian Pacific Railway Co.	4.800%	3/30/2030	3,568	3,586
Canadian Pacific Railway Co.	7.125%	10/15/2031	1,431	1,582
Canadian Pacific Railway Co.	2.450%	12/2/2031	18,570	16,514
Canadian Pacific Railway Co.	5.200%	3/30/2035	15,000	15,171
Canadian Pacific Railway Co.	4.800%	9/15/2035	2,185	2,146
Canadian Pacific Railway Co.	5.950%	5/15/2037	5,205	5,507
Canadian Pacific Railway Co.	3.000%	12/2/2041	12,585	9,322
Canadian Pacific Railway Co.	4.300%	5/15/2043	4,140	3,569
Canadian Pacific Railway Co.	4.800%	8/1/2045	6,100	5,485
Canadian Pacific Railway Co.	4.950%	8/15/2045	5,525	5,078
Canadian Pacific Railway Co.	4.700%	5/1/2048	1,016	893
Canadian Pacific Railway Co.	3.500%	5/1/2050	8,745	6,231
Canadian Pacific Railway Co.	3.100%	12/2/2051	20,830	13,625
Canadian Pacific Railway Co.	5.500%	3/15/2056	5,250	5,075
Canadian Pacific Railway Co.	4.200%	11/15/2069	7,136	5,347
Canadian Pacific Railway Co.	6.125%	9/15/2115	8,100	8,404
Carrier Global Corp.	2.722%	2/15/2030	27,834	26,026
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	2.700%	2/15/2031	7,387	6,770
	Carrier Global Corp.	5.900%	3/15/2034	11,683	12,320
	Carrier Global Corp.	3.377%	4/5/2040	21,210	17,041
	Carrier Global Corp.	3.577%	4/5/2050	13,140	9,575
	Carrier Global Corp.	6.200%	3/15/2054	5,138	5,515
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	7,500	7,448
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	7,700	7,713
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	8,420	8,456
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	4,614	4,576
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,480	3,484
[3]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	8,000	7,974
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	13,750	13,678
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	3,600	3,564
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	8,975	8,828
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	6,700	6,779
[3]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	9,400	9,366
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	5,275	5,315
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	6,430	6,518
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	4,962	4,881
[3]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	7,354	7,316
	Caterpillar Inc.	2.600%	4/9/2030	19,806	18,564
	Caterpillar Inc.	5.200%	5/15/2035	31,225	31,865
	Caterpillar Inc.	5.300%	9/15/2035	7,100	7,314
	Caterpillar Inc.	6.050%	8/15/2036	9,241	10,043
	Caterpillar Inc.	5.200%	5/27/2041	15,147	15,152
	Caterpillar Inc.	3.803%	8/15/2042	11,854	9,833
	Caterpillar Inc.	3.250%	9/19/2049	16,942	11,958
	Caterpillar Inc.	3.250%	4/9/2050	10,100	7,105
	Caterpillar Inc.	5.500%	5/15/2055	1,250	1,267
	Caterpillar Inc.	4.750%	5/15/2064	2,575	2,265
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	4,175	4,144
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,300	2,299
	CNH Industrial Capital LLC	4.750%	3/21/2028	2,360	2,365
	CNH Industrial Capital LLC	4.550%	4/10/2028	3,835	3,825
	CNH Industrial Capital LLC	5.500%	1/12/2029	3,880	3,953
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,325	15,456
	CNH Industrial Capital LLC	4.500%	10/16/2030	9,700	9,557
	CNH Industrial Capital LLC	4.375%	3/7/2031	13,425	13,133
	CNH Industrial Capital LLC	4.950%	6/25/2031	7,354	7,343
[3]	CNH Industrial NV	3.850%	11/15/2027	4,500	4,453
	CSX Corp.	3.800%	3/1/2028	18,350	18,158
	CSX Corp.	4.250%	3/15/2029	15,539	15,430
	CSX Corp.	2.400%	2/15/2030	11,965	11,108
	CSX Corp.	4.100%	11/15/2032	21,823	21,124
	CSX Corp.	5.050%	6/15/2035	46,437	46,550
	CSX Corp.	6.000%	10/1/2036	900	968
	CSX Corp.	6.150%	5/1/2037	8,600	9,284
	CSX Corp.	6.220%	4/30/2040	7,279	7,862
	CSX Corp.	5.500%	4/15/2041	6,300	6,335
	CSX Corp.	4.750%	5/30/2042	3,290	3,025
	CSX Corp.	4.100%	3/15/2044	8,325	6,939
	CSX Corp.	4.300%	3/1/2048	9,325	7,722
	CSX Corp.	4.500%	3/15/2049	14,091	11,943
	CSX Corp.	3.350%	9/15/2049	1,000	701
	CSX Corp.	3.800%	4/15/2050	5,080	3,859
	CSX Corp.	3.950%	5/1/2050	6,900	5,360
	CSX Corp.	2.500%	5/15/2051	17,500	10,294
	CSX Corp.	4.500%	11/15/2052	32,970	27,754
	CSX Corp.	4.500%	8/1/2054	1,300	1,086
	CSX Corp.	4.250%	11/1/2066	1,625	1,237
	CSX Corp.	4.650%	3/1/2068	3,145	2,594
	Cummins Inc.	4.250%	5/9/2028	3,375	3,366
	Cummins Inc.	4.900%	2/20/2029	8,500	8,593
	Cummins Inc.	1.500%	9/1/2030	8,855	7,851
	Cummins Inc.	4.700%	2/15/2031	11,700	11,750
	Cummins Inc.	5.150%	2/20/2034	5,000	5,072
	Cummins Inc.	5.300%	5/9/2035	19,450	19,833
	Cummins Inc.	4.875%	10/1/2043	7,390	6,957
	Cummins Inc.	2.600%	9/1/2050	4,050	2,449
	Cummins Inc.	5.450%	2/20/2054	14,000	13,720
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	750	759
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	750	760
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/2035	750	762
	Deere & Co.	5.375%	10/16/2029	5,920	6,098
	Deere & Co.	3.100%	4/15/2030	23,508	22,355
	Deere & Co.	5.450%	1/16/2035	10,250	10,600
	Deere & Co.	3.900%	6/9/2042	7,482	6,343
	Deere & Co.	2.875%	9/7/2049	12,300	8,119
	Deere & Co.	3.750%	4/15/2050	15,643	12,041
	Deere & Co.	5.700%	1/19/2055	7,900	8,123
	Deere Funding Canada Corp.	4.150%	10/9/2030	8,474	8,322
	Delta Air Lines Inc.	4.375%	4/19/2028	3,000	2,981
	Delta Air Lines Inc.	4.950%	7/10/2028	7,769	7,802
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	917	916
	Delta Air Lines Inc.	3.750%	10/28/2029	3,127	3,018
	Delta Air Lines Inc.	5.250%	7/10/2030	6,118	6,184
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	5,130	4,953
	Dover Corp.	2.950%	11/4/2029	2,600	2,466
	Dover Corp.	5.375%	3/1/2041	2,220	2,210
	Eaton Capital ULC	4.450%	5/9/2030	4,450	4,422
	Eaton Corp.	3.103%	9/15/2027	7,765	7,662
	Eaton Corp.	3.850%	3/6/2028	15,950	15,800
	Eaton Corp.	3.950%	3/6/2029	6,947	6,848
	Eaton Corp.	4.200%	3/6/2031	4,628	4,537
	Eaton Corp.	4.000%	11/2/2032	15,729	15,174
	Eaton Corp.	4.500%	3/6/2033	2,094	2,051
[3]	Eaton Corp.	4.150%	3/15/2033	27,302	26,376
	Eaton Corp.	4.800%	3/6/2036	27,187	26,674
	Eaton Corp.	5.450%	3/6/2056	25,475	24,995
	Embraer Netherlands Finance BV	5.980%	2/11/2035	13,151	13,693
	Embraer Netherlands Finance BV	5.400%	1/9/2038	12,446	12,019
	Emerson Electric Co.	1.800%	10/15/2027	9,550	9,257
	Emerson Electric Co.	2.000%	12/21/2028	7,800	7,364
	Emerson Electric Co.	2.200%	12/21/2031	11,000	9,734
	Emerson Electric Co.	5.000%	3/15/2035	2,552	2,560
	Emerson Electric Co.	2.800%	12/21/2051	14,800	9,285
[3]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	15,212	13,135
[3]	FedEx Corp.	3.400%	2/15/2028	5,000	4,916
[3]	FedEx Corp.	3.100%	8/5/2029	16,125	15,422
[3]	FedEx Corp.	4.250%	5/15/2030	13,550	13,371
[3]	FedEx Corp.	2.400%	5/15/2031	6,700	6,041
[3]	FedEx Corp.	4.900%	1/15/2034	1,700	1,688
[3]	FedEx Corp.	3.900%	2/1/2035	4,100	3,777
[3]	FedEx Corp.	3.250%	5/15/2041	6,700	5,256
[3]	FedEx Corp.	5.100%	1/15/2044	3,107	2,952
[3]	FedEx Corp.	4.750%	11/15/2045	13,900	12,485
[3]	FedEx Corp.	4.550%	4/1/2046	16,199	14,161
[3]	FedEx Corp.	4.400%	1/15/2047	9,400	8,025
[3]	FedEx Corp.	4.050%	2/15/2048	4,725	3,825
[3]	FedEx Corp.	4.950%	10/17/2048	9,578	8,639
[3]	FedEx Corp.	5.250%	5/15/2050	22,531	21,286
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	7,349	7,247
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	9,167	9,001
[8]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	5,178	5,072
[8]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	13,720	13,359
	Flowserve Corp.	3.500%	10/1/2030	3,920	3,695
	Flowserve Corp.	5.700%	5/15/2036	3,400	3,418
	Fortive Corp.	4.750%	5/15/2031	3,900	3,874
	Fortive Corp.	4.300%	6/15/2046	6,250	5,121
	GE Capital Funding LLC	4.550%	5/15/2032	1,099	1,090
	GE Vernova Inc.	4.250%	2/4/2031	6,493	6,392
	GE Vernova Inc.	4.875%	2/4/2036	6,844	6,735
	GE Vernova Inc.	5.500%	2/4/2056	7,208	6,992
	General Dynamics Corp.	4.950%	8/15/2035	4,600	4,605
	General Electric Co.	4.300%	7/29/2030	5,600	5,548
	General Electric Co.	4.900%	1/29/2036	55,470	55,411
[3]	General Electric Co.	5.875%	1/14/2038	580	617
[3]	General Electric Co.	6.875%	1/10/2039	5,000	5,782
	General Electric Co.	4.350%	5/1/2050	4,948	4,198
	GXO Logistics Inc.	6.250%	5/6/2029	4,000	4,134
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GXO Logistics Inc.	2.650%	7/15/2031	9,900	8,775
	GXO Logistics Inc.	6.500%	5/6/2034	5,715	5,988
	HEICO Corp.	5.250%	8/1/2028	6,594	6,666
	HEICO Corp.	5.350%	8/1/2033	15,875	16,126
	Hexcel Corp.	4.900%	5/15/2031	3,000	2,989
	Hexcel Corp.	5.875%	2/26/2035	962	996
[8]	Honeywell Aerospace Inc.	4.300%	3/16/2031	24,790	24,360
[8]	Honeywell Aerospace Inc.	4.600%	3/16/2033	21,150	20,753
[8]	Honeywell Aerospace Inc.	4.950%	3/16/2036	36,055	35,505
[8]	Honeywell Aerospace Inc.	5.622%	3/16/2046	15,500	15,425
[8]	Honeywell Aerospace Inc.	5.732%	3/16/2056	72,610	72,599
	Honeywell International Inc.	2.700%	8/15/2029	4,901	4,638
	Honeywell International Inc.	1.950%	6/1/2030	8,303	7,514
	Honeywell International Inc.	1.750%	9/1/2031	26,000	22,576
	Honeywell International Inc.	4.500%	1/15/2034	15,900	15,536
	Honeywell International Inc.	3.812%	11/21/2047	2,500	1,933
	Howmet Aerospace Inc.	3.000%	1/15/2029	12,240	11,781
	Howmet Aerospace Inc.	4.850%	10/15/2031	9,095	9,123
	Howmet Aerospace Inc.	4.550%	11/15/2032	8,522	8,371
	Howmet Aerospace Inc.	5.950%	2/1/2037	12,380	13,134
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,608	4,535
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5,300	5,018
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,000	2,033
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	7,100	6,937
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	54,505	56,147
	IDEX Corp.	4.950%	9/1/2029	5,690	5,723
	IDEX Corp.	3.000%	5/1/2030	2,995	2,807
	Illinois Tool Works Inc.	3.900%	9/1/2042	25,803	21,520
	Ingersoll Rand Inc.	5.400%	8/14/2028	1,000	1,015
	Ingersoll Rand Inc.	5.176%	6/15/2029	8,730	8,883
	Ingersoll Rand Inc.	5.314%	6/15/2031	5,820	5,937
	Ingersoll Rand Inc.	5.700%	8/14/2033	11,020	11,462
	Ingersoll Rand Inc.	5.450%	6/15/2034	8,600	8,757
	Ingersoll Rand Inc.	5.700%	6/15/2054	6,985	6,923
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	4,500	4,646
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	1,903	1,964
	Jacobs Solutions Inc.	4.750%	3/3/2031	7,200	7,121
	Jacobs Solutions Inc.	5.375%	3/3/2036	7,200	7,083
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	3,120	2,957
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	4,171	3,692
[3]	John Deere Capital Corp.	2.800%	9/8/2027	8,100	7,966
[3]	John Deere Capital Corp.	4.150%	9/15/2027	8,475	8,466
[3]	John Deere Capital Corp.	3.050%	1/6/2028	7,700	7,563
	John Deere Capital Corp.	4.650%	1/7/2028	5,000	5,028
[3]	John Deere Capital Corp.	4.750%	1/20/2028	26,337	26,525
[3]	John Deere Capital Corp.	4.900%	3/3/2028	20,040	20,224
[3]	John Deere Capital Corp.	1.500%	3/6/2028	5,500	5,252
[3]	John Deere Capital Corp.	4.250%	6/5/2028	7,800	7,788
[3]	John Deere Capital Corp.	4.950%	7/14/2028	19,111	19,350
	John Deere Capital Corp.	4.500%	1/16/2029	5,669	5,686
[3]	John Deere Capital Corp.	4.125%	1/18/2029	5,544	5,510
[3]	John Deere Capital Corp.	3.450%	3/7/2029	4,475	4,369
[3]	John Deere Capital Corp.	3.900%	3/9/2029	7,562	7,468
[3]	John Deere Capital Corp.	4.850%	6/11/2029	5,833	5,907
[3]	John Deere Capital Corp.	4.400%	6/15/2029	4,772	4,769
[3]	John Deere Capital Corp.	2.800%	7/18/2029	5,575	5,317
[3]	John Deere Capital Corp.	4.850%	10/11/2029	14,500	14,726
[3]	John Deere Capital Corp.	2.450%	1/9/2030	8,380	7,829
[3]	John Deere Capital Corp.	4.550%	6/5/2030	17,400	17,410
[3]	John Deere Capital Corp.	4.700%	6/10/2030	11,500	11,576
[3]	John Deere Capital Corp.	4.375%	10/15/2030	6,900	6,858
	John Deere Capital Corp.	1.450%	1/15/2031	16,300	14,212
[3]	John Deere Capital Corp.	4.900%	3/7/2031	4,500	4,558
[3]	John Deere Capital Corp.	4.200%	3/10/2031	3,827	3,761
[3]	John Deere Capital Corp.	4.375%	4/15/2031	10,400	10,293
[3]	John Deere Capital Corp.	2.000%	6/17/2031	4,200	3,719
	John Deere Capital Corp.	4.400%	9/8/2031	18,365	18,209
[3]	John Deere Capital Corp.	4.350%	9/15/2032	8,000	7,892
[3]	John Deere Capital Corp.	5.150%	9/8/2033	19,500	19,944
[3]	John Deere Capital Corp.	5.100%	4/11/2034	11,500	11,666
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	5.050%	6/12/2034	10,950	11,059
	Johnson Controls International plc	1.750%	9/15/2030	8,050	7,153
	Johnson Controls International plc	4.900%	12/1/2032	6,400	6,402
[3]	Johnson Controls International plc	4.625%	7/2/2044	7,850	6,965
	Kennametal Inc.	5.800%	5/28/2036	4,042	4,085
	Keysight Technologies Inc.	3.000%	10/30/2029	7,947	7,535
	Keysight Technologies Inc.	4.950%	10/15/2034	1,650	1,631
	Kirby Corp.	4.200%	3/1/2028	9,217	9,156
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	9,605	9,572
	L3Harris Technologies Inc.	5.050%	6/1/2029	12,700	12,846
	L3Harris Technologies Inc.	2.900%	12/15/2029	5,630	5,321
	L3Harris Technologies Inc.	1.800%	1/15/2031	19,275	16,966
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,200	12,427
	L3Harris Technologies Inc.	5.400%	7/31/2033	16,750	17,132
	L3Harris Technologies Inc.	5.350%	6/1/2034	3,300	3,355
	L3Harris Technologies Inc.	4.854%	4/27/2035	3,350	3,291
	L3Harris Technologies Inc.	5.054%	4/27/2045	5,970	5,574
	L3Harris Technologies Inc.	5.600%	7/31/2053	6,135	6,013
	L3Harris Technologies Inc.	5.500%	8/15/2054	6,900	6,676
	Lennox International Inc.	1.700%	8/1/2027	2,300	2,234
	Lennox International Inc.	5.500%	9/15/2028	5,500	5,594
	LKQ Corp.	5.750%	6/15/2028	11,000	11,150
	Lockheed Martin Corp.	5.100%	11/15/2027	13,483	13,638
	Lockheed Martin Corp.	4.450%	5/15/2028	5,500	5,507
	Lockheed Martin Corp.	4.150%	8/15/2028	5,775	5,749
	Lockheed Martin Corp.	4.500%	2/15/2029	5,000	5,002
	Lockheed Martin Corp.	4.400%	8/15/2030	6,700	6,669
	Lockheed Martin Corp.	4.700%	12/15/2031	38,800	39,044
	Lockheed Martin Corp.	3.900%	6/15/2032	3,230	3,116
	Lockheed Martin Corp.	5.250%	1/15/2033	20,000	20,672
	Lockheed Martin Corp.	4.750%	2/15/2034	16,710	16,602
	Lockheed Martin Corp.	4.800%	8/15/2034	7,000	6,960
	Lockheed Martin Corp.	3.600%	3/1/2035	12,240	11,162
	Lockheed Martin Corp.	5.000%	8/15/2035	5,175	5,192
	Lockheed Martin Corp.	4.500%	5/15/2036	11,055	10,661
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	11,685	12,682
	Lockheed Martin Corp.	4.070%	12/15/2042	19,965	16,895
	Lockheed Martin Corp.	3.800%	3/1/2045	6,690	5,323
	Lockheed Martin Corp.	4.700%	5/15/2046	14,833	13,209
	Lockheed Martin Corp.	4.090%	9/15/2052	13,861	10,923
	Lockheed Martin Corp.	4.150%	6/15/2053	14,791	11,720
	Lockheed Martin Corp.	5.700%	11/15/2054	10,060	10,115
	Lockheed Martin Corp.	5.200%	2/15/2055	9,668	9,075
	Lockheed Martin Corp.	4.300%	6/15/2062	2,025	1,585
	Lockheed Martin Corp.	5.900%	11/15/2063	16,950	17,441
	Lockheed Martin Corp.	5.200%	2/15/2064	1,300	1,197
	MasTec Inc.	5.900%	6/15/2029	5,900	6,069
[3]	Nature Conservancy	3.957%	3/1/2052	4,350	3,415
	Norfolk Southern Corp.	3.800%	8/1/2028	8,058	7,952
	Norfolk Southern Corp.	2.550%	11/1/2029	15,855	14,872
	Norfolk Southern Corp.	5.050%	8/1/2030	10,000	10,155
	Norfolk Southern Corp.	2.300%	5/15/2031	5,000	4,476
	Norfolk Southern Corp.	3.000%	3/15/2032	16,187	14,808
	Norfolk Southern Corp.	5.550%	3/15/2034	13,800	14,303
	Norfolk Southern Corp.	5.100%	5/1/2035	2,650	2,664
	Norfolk Southern Corp.	4.837%	10/1/2041	12,098	11,253
	Norfolk Southern Corp.	3.950%	10/1/2042	3,125	2,572
	Norfolk Southern Corp.	4.450%	6/15/2045	5,120	4,410
	Norfolk Southern Corp.	4.650%	1/15/2046	9,150	7,993
	Norfolk Southern Corp.	3.942%	11/1/2047	1,156	901
	Norfolk Southern Corp.	4.150%	2/28/2048	1,400	1,127
	Norfolk Southern Corp.	4.100%	5/15/2049	4,050	3,197
	Norfolk Southern Corp.	3.400%	11/1/2049	2,500	1,757
	Norfolk Southern Corp.	3.050%	5/15/2050	21,525	14,051
	Norfolk Southern Corp.	4.050%	8/15/2052	8,222	6,329
	Norfolk Southern Corp.	3.700%	3/15/2053	1,429	1,029
	Norfolk Southern Corp.	4.550%	6/1/2053	10,133	8,471
	Norfolk Southern Corp.	5.350%	8/1/2054	53,179	50,184
	Norfolk Southern Corp.	3.155%	5/15/2055	17,192	10,976
	Norfolk Southern Corp.	5.950%	3/15/2064	22,400	22,657
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.100%	5/15/2121	7,800	5,449
	Northrop Grumman Corp.	3.250%	1/15/2028	22,349	21,962
	Northrop Grumman Corp.	4.600%	2/1/2029	7,000	7,016
	Northrop Grumman Corp.	4.400%	5/1/2030	14,817	14,724
	Northrop Grumman Corp.	4.650%	7/15/2030	13,040	13,057
	Northrop Grumman Corp.	4.700%	3/15/2033	21,000	20,827
	Northrop Grumman Corp.	4.900%	6/1/2034	5,150	5,122
	Northrop Grumman Corp.	5.150%	5/1/2040	12,330	12,052
	Northrop Grumman Corp.	5.050%	11/15/2040	9,525	9,195
	Northrop Grumman Corp.	4.750%	6/1/2043	9,890	9,015
	Northrop Grumman Corp.	3.850%	4/15/2045	5,275	4,179
	Northrop Grumman Corp.	4.030%	10/15/2047	28,582	22,756
	Northrop Grumman Corp.	5.250%	5/1/2050	3,695	3,474
	Northrop Grumman Corp.	4.950%	3/15/2053	11,755	10,522
	Northrop Grumman Corp.	5.200%	6/1/2054	13,300	12,409
	nVent Finance Sarl	4.550%	4/15/2028	3,850	3,833
	nVent Finance Sarl	5.650%	5/15/2033	5,500	5,649
	Oshkosh Corp.	4.600%	5/15/2028	7,375	7,361
	Oshkosh Corp.	3.100%	3/1/2030	600	564
	Otis Worldwide Corp.	5.250%	8/16/2028	8,000	8,103
	Otis Worldwide Corp.	4.488%	5/7/2029	9,300	9,263
	Otis Worldwide Corp.	2.565%	2/15/2030	31,877	29,603
	Otis Worldwide Corp.	5.125%	11/19/2031	16,950	17,192
	Otis Worldwide Corp.	5.131%	9/4/2035	2,624	2,613
	Otis Worldwide Corp.	3.112%	2/15/2040	5,000	3,843
	Otis Worldwide Corp.	3.362%	2/15/2050	19,255	13,469
	PACCAR Financial Corp.	4.450%	8/6/2027	9,850	9,884
	PACCAR Financial Corp.	4.550%	3/3/2028	5,800	5,820
	PACCAR Financial Corp.	4.000%	8/8/2028	8,133	8,079
[3]	PACCAR Financial Corp.	4.950%	8/10/2028	2,069	2,093
[3]	PACCAR Financial Corp.	4.000%	11/7/2028	6,016	5,973
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	4,398	4,425
[3]	PACCAR Financial Corp.	3.900%	2/5/2029	4,235	4,187
[3]	PACCAR Financial Corp.	4.300%	6/18/2029	4,679	4,664
	PACCAR Financial Corp.	4.000%	9/26/2029	9,500	9,400
	PACCAR Financial Corp.	4.550%	5/8/2030	5,675	5,708
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	5,000	5,051
	Parker-Hannifin Corp.	4.250%	9/15/2027	22,261	22,221
	Parker-Hannifin Corp.	3.250%	6/14/2029	11,875	11,463
	Parker-Hannifin Corp.	4.500%	9/15/2029	10,000	9,995
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,600	4,395
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	9,050	9,936
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	4,870	4,285
	Parker-Hannifin Corp.	4.100%	3/1/2047	5,825	4,773
	Parker-Hannifin Corp.	4.000%	6/14/2049	21,907	17,456
	Precision Castparts Corp.	3.900%	1/15/2043	6,650	5,494
	Precision Castparts Corp.	4.375%	6/15/2045	5,962	5,131
	Regal Rexnord Corp.	6.050%	4/15/2028	13,000	13,268
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	11,450	11,941
	Regal Rexnord Corp.	6.400%	4/15/2033	13,015	13,813
	Republic Services Inc.	4.875%	4/1/2029	2,000	2,018
	Republic Services Inc.	5.000%	11/15/2029	7,495	7,595
	Republic Services Inc.	2.300%	3/1/2030	9,075	8,377
	Republic Services Inc.	4.750%	7/15/2030	1,311	1,318
	Republic Services Inc.	1.450%	2/15/2031	18,500	16,042
	Republic Services Inc.	4.750%	7/15/2031	6,209	6,223
	Republic Services Inc.	1.750%	2/15/2032	12,985	11,103
	Republic Services Inc.	5.000%	4/1/2034	13,300	13,367
	Republic Services Inc.	5.150%	3/15/2035	19,015	19,302
	Republic Services Inc.	5.000%	7/15/2036	5,130	5,091
	Republic Services Inc.	6.200%	3/1/2040	3,790	4,109
	Republic Services Inc.	5.700%	5/15/2041	4,500	4,655
	Republic Services Inc.	3.050%	3/1/2050	3,917	2,631
	Rockwell Automation Inc.	3.500%	3/1/2029	3,088	3,018
	Rockwell Automation Inc.	1.750%	8/15/2031	1,350	1,172
	Rockwell Automation Inc.	4.200%	3/1/2049	8,150	6,767
	Rockwell Automation Inc.	2.800%	8/15/2061	1,900	1,098
	RTX Corp.	7.200%	8/15/2027	1,010	1,042
	RTX Corp.	4.125%	11/16/2028	47,193	46,830
	RTX Corp.	5.750%	1/15/2029	2,690	2,771
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.250%	7/1/2030	33,885	31,016
	RTX Corp.	6.000%	3/15/2031	5,000	5,277
	RTX Corp.	1.900%	9/1/2031	10,600	9,263
	RTX Corp.	2.375%	3/15/2032	5,680	5,019
	RTX Corp.	5.150%	2/27/2033	23,250	23,680
	RTX Corp.	6.100%	3/15/2034	18,864	20,239
	RTX Corp.	5.400%	5/1/2035	3,225	3,321
	RTX Corp.	6.050%	6/1/2036	7,390	7,950
	RTX Corp.	6.125%	7/15/2038	4,375	4,713
	RTX Corp.	4.450%	11/16/2038	16,346	15,207
	RTX Corp.	4.700%	12/15/2041	7,075	6,528
	RTX Corp.	4.500%	6/1/2042	24,798	22,190
	RTX Corp.	4.800%	12/15/2043	2,325	2,119
	RTX Corp.	4.150%	5/15/2045	8,650	7,158
	RTX Corp.	3.750%	11/1/2046	14,194	10,875
	RTX Corp.	4.350%	4/15/2047	10,625	8,874
	RTX Corp.	4.050%	5/4/2047	13,950	11,197
	RTX Corp.	4.625%	11/16/2048	10,350	8,986
	RTX Corp.	3.125%	7/1/2050	11,400	7,608
	RTX Corp.	2.820%	9/1/2051	15,695	9,739
	RTX Corp.	3.030%	3/15/2052	18,600	11,997
	RTX Corp.	5.375%	2/27/2053	35,182	33,689
	RTX Corp.	6.400%	3/15/2054	46,953	51,541
[3]	Ryder System Inc.	5.650%	3/1/2028	5,300	5,393
[3]	Ryder System Inc.	5.250%	6/1/2028	8,160	8,265
	Ryder System Inc.	6.300%	12/1/2028	3,000	3,110
[3]	Ryder System Inc.	5.375%	3/15/2029	13,975	14,265
[3]	Ryder System Inc.	5.500%	6/1/2029	3,430	3,507
[3]	Ryder System Inc.	4.950%	9/1/2029	2,000	2,015
[3]	Ryder System Inc.	4.900%	12/1/2029	9,735	9,807
	Ryder System Inc.	5.000%	3/15/2030	2,118	2,138
[3]	Ryder System Inc.	4.850%	6/15/2030	3,200	3,217
	Ryder System Inc.	4.300%	12/1/2030	3,300	3,252
	Ryder System Inc.	6.600%	12/1/2033	18,000	19,639
	Southwest Airlines Co.	4.375%	11/15/2028	4,100	4,066
	Southwest Airlines Co.	2.625%	2/10/2030	6,000	5,552
	Southwest Airlines Co.	5.250%	11/15/2035	9,900	9,570
	Teledyne Technologies Inc.	2.250%	4/1/2028	9,000	8,652
	Teledyne Technologies Inc.	2.750%	4/1/2031	15,500	14,163
	Textron Inc.	3.375%	3/1/2028	5,500	5,398
	Textron Inc.	2.450%	3/15/2031	3,145	2,838
	Textron Inc.	6.100%	11/15/2033	6,900	7,303
	Textron Inc.	5.500%	5/15/2035	5,685	5,783
	Textron Inc.	4.950%	3/15/2036	7,250	7,057
	Timken Co.	4.500%	12/15/2028	7,320	7,280
	Timken Co.	4.125%	4/1/2032	3,628	3,446
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	12,915	12,693
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,000	6,126
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	8,700	8,591
	Trimble Inc.	4.900%	6/15/2028	4,000	4,001
	Triton Container International Ltd.	3.250%	3/15/2032	6,300	5,639
	Triton Container International Ltd.	5.150%	2/15/2033	7,473	7,329
	Tyco Electronics Group SA	3.125%	8/15/2027	2,950	2,914
	Tyco Electronics Group SA	4.500%	2/9/2031	4,350	4,319
	Tyco Electronics Group SA	2.500%	2/4/2032	6,000	5,323
	Tyco Electronics Group SA	4.875%	2/9/2036	6,469	6,336
	Tyco Electronics Group SA	7.125%	10/1/2037	7,145	8,194
	Union Pacific Corp.	3.950%	9/10/2028	5,000	4,954
	Union Pacific Corp.	3.700%	3/1/2029	5,000	4,909
	Union Pacific Corp.	2.800%	2/14/2032	7,427	6,759
	Union Pacific Corp.	5.100%	2/20/2035	11,124	11,291
	Union Pacific Corp.	2.891%	4/6/2036	7,142	6,013
	Union Pacific Corp.	3.600%	9/15/2037	2,804	2,452
	Union Pacific Corp.	3.200%	5/20/2041	15,312	11,899
	Union Pacific Corp.	3.250%	2/5/2050	37,413	25,762
	Union Pacific Corp.	2.950%	3/10/2052	16,340	10,404
	Union Pacific Corp.	3.500%	2/14/2053	8,500	5,997
	Union Pacific Corp.	5.600%	12/1/2054	26,000	25,781
	Union Pacific Corp.	3.839%	3/20/2060	21,132	15,226
	Union Pacific Corp.	3.550%	5/20/2061	7,500	5,076
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.973%	9/16/2062	17,396	10,169
	Union Pacific Corp.	4.100%	9/15/2067	5,726	4,234
	Union Pacific Corp.	3.750%	2/5/2070	5,500	3,750
	Union Pacific Corp.	3.799%	4/6/2071	21,154	14,554
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	10,186	10,306
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	14,570	15,121
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	5,169	5,185
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,156	2,114
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	13,029	12,760
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	2,567	2,471
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,834	1,780
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	3,388	3,087
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	11,277	11,466
	United Parcel Service Inc.	3.400%	3/15/2029	27,550	26,836
	United Parcel Service Inc.	4.650%	10/15/2030	3,000	3,021
	United Parcel Service Inc.	4.875%	3/3/2033	30,000	30,353
	United Parcel Service Inc.	5.150%	5/22/2034	8,000	8,168
	United Parcel Service Inc.	5.250%	5/14/2035	18,575	18,951
	United Parcel Service Inc.	6.200%	1/15/2038	20,910	22,689
	United Parcel Service Inc.	5.200%	4/1/2040	13,700	13,531
	United Parcel Service Inc.	3.400%	9/1/2049	7,485	5,253
	United Parcel Service Inc.	5.300%	4/1/2050	35,600	33,781
	United Parcel Service Inc.	5.050%	3/3/2053	28,250	25,495
	United Parcel Service Inc.	5.950%	5/14/2055	25,172	25,720
	United Parcel Service Inc.	5.600%	5/22/2064	9,340	8,996
	United Parcel Service Inc.	6.050%	5/14/2065	12,695	13,017
	Valmont Industries Inc.	5.000%	10/1/2044	5,944	5,392
	Valmont Industries Inc.	5.250%	10/1/2054	3,275	3,061
	Veralto Corp.	5.350%	9/18/2028	8,000	8,112
	Veralto Corp.	4.850%	1/15/2032	10,400	10,386
	Veralto Corp.	5.450%	9/18/2033	8,000	8,205
	Vertiv Holdings Co.	4.850%	3/15/2036	4,400	4,276
	Vertiv Holdings Co.	5.650%	3/15/2046	5,400	5,282
	Vertiv Holdings Co.	5.800%	3/15/2056	5,024	4,946
	Vertiv Holdings Co.	5.950%	3/15/2066	3,275	3,240
	Vontier Corp.	2.400%	4/1/2028	5,000	4,801
	Vontier Corp.	2.950%	4/1/2031	6,000	5,437
	Waste Connections Inc.	4.250%	12/1/2028	2,243	2,229
	Waste Connections Inc.	3.500%	5/1/2029	16,870	16,433
	Waste Connections Inc.	2.600%	2/1/2030	7,400	6,924
	Waste Connections Inc.	2.200%	1/15/2032	12,900	11,291
	Waste Connections Inc.	3.200%	6/1/2032	5,000	4,589
	Waste Connections Inc.	4.200%	1/15/2033	9,996	9,608
	Waste Connections Inc.	5.000%	3/1/2034	4,400	4,393
	Waste Connections Inc.	5.250%	9/1/2035	4,975	5,038
	Waste Connections Inc.	4.800%	7/15/2036	13,353	13,005
	Waste Connections Inc.	3.050%	4/1/2050	6,075	4,065
	Waste Connections Inc.	2.950%	1/15/2052	30,555	19,613
	Waste Management Inc.	4.950%	7/3/2027	5,500	5,535
	Waste Management Inc.	4.500%	3/15/2028	10,900	10,928
	Waste Management Inc.	4.875%	2/15/2029	13,096	13,225
	Waste Management Inc.	4.650%	3/15/2030	16,750	16,801
	Waste Management Inc.	1.500%	3/15/2031	17,595	15,292
	Waste Management Inc.	4.950%	7/3/2031	4,400	4,463
	Waste Management Inc.	4.800%	3/15/2032	12,200	12,263
	Waste Management Inc.	4.150%	4/15/2032	9,400	9,166
	Waste Management Inc.	4.625%	2/15/2033	15,000	14,889
	Waste Management Inc.	4.875%	2/15/2034	14,382	14,447
	Waste Management Inc.	4.950%	3/15/2035	17,525	17,497
	Waste Management Inc.	2.950%	6/1/2041	6,300	4,753
	Waste Management Inc.	2.500%	11/15/2050	8,095	4,853
	Waste Management Inc.	5.350%	10/15/2054	8,750	8,452
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	16,175	16,197
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,325	2,339
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	13,600	13,876
	WW Grainger Inc.	4.600%	6/15/2045	17,800	15,894
	WW Grainger Inc.	3.750%	5/15/2046	3,707	2,910
	WW Grainger Inc.	4.200%	5/15/2047	3,075	2,554
	Xylem Inc.	1.950%	1/30/2028	8,000	7,691
	Xylem Inc.	2.250%	1/30/2031	4,275	3,851
93

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Xylem Inc.	5.200%	6/1/2033	2,766	2,803
Xylem Inc.	5.450%	6/1/2036	2,769	2,820
Xylem Inc.	4.375%	11/1/2046	4,480	3,737
				6,284,991
Materials (0.7%)
Air Products and Chemicals Inc.	4.600%	2/8/2029	6,500	6,521
Air Products and Chemicals Inc.	2.050%	5/15/2030	11,150	10,151
Air Products and Chemicals Inc.	4.750%	2/8/2031	7,900	7,949
Air Products and Chemicals Inc.	4.850%	2/8/2034	10,000	9,971
Air Products and Chemicals Inc.	2.700%	5/15/2040	10,542	7,793
Air Products and Chemicals Inc.	2.800%	5/15/2050	14,550	9,178
Albemarle Corp.	5.050%	6/1/2032	1,753	1,746
Amcor Finance USA Inc.	4.500%	5/15/2028	4,450	4,437
Amcor Finance USA Inc.	5.625%	5/26/2033	8,000	8,224
Amcor Flexibles North America Inc.	4.800%	3/17/2028	4,367	4,380
Amcor Flexibles North America Inc.	4.250%	3/8/2029	12,400	12,282
Amcor Flexibles North America Inc.	5.100%	3/17/2030	5,832	5,891
Amcor Flexibles North America Inc.	2.630%	6/19/2030	10,335	9,537
Amcor Flexibles North America Inc.	2.690%	5/25/2031	2,800	2,535
Amcor Flexibles North America Inc.	5.500%	3/17/2035	20,582	20,920
Amcor Flexibles North America Inc.	5.125%	3/12/2036	9,824	9,643
Amcor Group Finance plc	5.450%	5/23/2029	5,965	6,084
Amrize Finance US LLC	4.700%	4/7/2028	1,828	1,831
Amrize Finance US LLC	4.950%	4/7/2030	2,579	2,595
Amrize Finance US LLC	5.400%	4/7/2035	91,933	93,365
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	5,329	5,044
AptarGroup Inc.	4.750%	3/30/2031	6,012	5,956
ArcelorMittal SA	6.550%	11/29/2027	12,370	12,668
ArcelorMittal SA	6.800%	11/29/2032	10,130	11,122
ArcelorMittal SA	6.000%	6/17/2034	6,770	7,076
ArcelorMittal SA	5.375%	5/19/2036	12,350	12,239
ArcelorMittal SA	7.000%	10/15/2039	7,811	8,636
ArcelorMittal SA	6.750%	3/1/2041	5,695	6,138
ArcelorMittal SA	6.350%	6/17/2054	5,700	5,958
Barrick Mining Corp.	6.450%	10/15/2035	1,050	1,152
Barrick North America Finance LLC	5.700%	5/30/2041	19,250	19,434
Barrick North America Finance LLC	5.750%	5/1/2043	3,600	3,631
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	10,964	11,365
Berry Global Inc.	5.500%	4/15/2028	16,160	16,406
Berry Global Inc.	5.800%	6/15/2031	29,158	30,237
Berry Global Inc.	5.650%	1/15/2034	18,414	18,851
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	12,500	12,565
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	5,000	5,061
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5,942	6,016
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	9,925	10,140
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	5,500	5,504
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	17,200	17,559
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,710	6,838
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	42,450	42,332
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	10,090	8,692
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	29,140	27,472
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	8,775	8,640
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	4,050	4,112
Cabot Corp.	4.000%	7/1/2029	2,800	2,738
Cabot Corp.	5.000%	6/30/2032	3,500	3,493
Carlisle Cos. Inc.	3.750%	12/1/2027	3,050	3,017
Carlisle Cos. Inc.	2.750%	3/1/2030	10,955	10,227
Carlisle Cos. Inc.	2.200%	3/1/2032	6,100	5,261
Carlisle Cos. Inc.	5.250%	9/15/2035	1,543	1,538
Carlisle Cos. Inc.	5.550%	9/15/2040	4,150	4,121
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,866	5,778
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	4,300	3,762
Cemex SAB de CV	5.750%	6/5/2036	13,067	13,012
CF Industries Inc.	5.150%	3/15/2034	8,500	8,419
CF Industries Inc.	5.300%	11/26/2035	9,000	8,968
CF Industries Inc.	4.950%	6/1/2043	8,000	7,210
CF Industries Inc.	5.375%	3/15/2044	8,000	7,494
CRH America Finance Inc.	4.400%	2/9/2031	8,483	8,354
CRH America Finance Inc.	5.400%	5/21/2034	11,160	11,323
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CRH America Finance Inc.	5.500%	1/9/2035	16,000	16,267
	CRH America Finance Inc.	5.000%	2/9/2036	11,167	10,926
	CRH America Finance Inc.	5.875%	1/9/2055	4,000	4,034
	CRH America Finance Inc.	5.600%	2/9/2056	4,500	4,394
	CRH SMW Finance DAC	5.200%	5/21/2029	10,160	10,300
	CRH SMW Finance DAC	5.125%	1/9/2030	11,900	12,056
	Dow Chemical Co.	4.800%	11/30/2028	7,970	7,990
	Dow Chemical Co.	7.375%	11/1/2029	2,514	2,705
	Dow Chemical Co.	2.100%	11/15/2030	6,623	5,849
	Dow Chemical Co.	6.300%	3/15/2033	2,500	2,627
	Dow Chemical Co.	5.150%	2/15/2034	6,245	6,123
	Dow Chemical Co.	4.250%	10/1/2034	7,135	6,483
	Dow Chemical Co.	5.350%	3/15/2035	5,000	4,920
	Dow Chemical Co.	5.650%	3/15/2036	2,500	2,485
	Dow Chemical Co.	9.400%	5/15/2039	5,766	7,470
	Dow Chemical Co.	5.250%	11/15/2041	6,060	5,460
	Dow Chemical Co.	4.375%	11/15/2042	17,789	14,351
	Dow Chemical Co.	5.550%	11/30/2048	21,447	18,995
	Dow Chemical Co.	3.600%	11/15/2050	12,100	8,003
	Dow Chemical Co.	5.600%	2/15/2054	8,825	7,819
[8]	DuPont de Nemours Inc.	4.725%	11/15/2028	10,809	10,800
	Eagle Materials Inc.	2.500%	7/1/2031	5,000	4,469
	Eagle Materials Inc.	5.000%	3/15/2036	5,150	4,976
	Eastman Chemical Co.	4.500%	12/1/2028	5,389	5,362
	Eastman Chemical Co.	5.000%	8/1/2029	7,383	7,418
	Eastman Chemical Co.	4.500%	2/20/2031	8,675	8,507
	Eastman Chemical Co.	5.750%	3/8/2033	26,182	27,047
	Eastman Chemical Co.	5.625%	2/20/2034	67,224	68,439
	Eastman Chemical Co.	4.800%	9/1/2042	5,150	4,583
	Eastman Chemical Co.	4.650%	10/15/2044	9,426	8,059
	Ecolab Inc.	4.600%	6/15/2029	11,806	11,825
	Ecolab Inc.	4.800%	6/15/2031	16,100	16,173
	Ecolab Inc.	2.125%	2/1/2032	4,730	4,144
	Ecolab Inc.	5.150%	6/15/2033	12,496	12,666
	Ecolab Inc.	5.000%	9/1/2035	3,000	2,992
	Ecolab Inc.	5.350%	6/15/2036	23,750	24,152
	EIDP Inc.	2.300%	7/15/2030	5,000	4,609
	EIDP Inc.	5.125%	5/15/2032	2,225	2,250
	EIDP Inc.	4.800%	5/15/2033	12,360	12,198
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,800	4,803
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,300	7,236
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,300	5,264
	Freeport-McMoRan Inc.	5.250%	9/1/2029	1,900	1,912
	Freeport-McMoRan Inc.	4.250%	3/1/2030	3,460	3,399
	Freeport-McMoRan Inc.	4.625%	8/1/2030	7,500	7,447
	Freeport-McMoRan Inc.	5.400%	11/14/2034	15,500	15,767
	Freeport-McMoRan Inc.	5.450%	3/15/2043	29,740	28,762
	Georgia-Pacific LLC	7.750%	11/15/2029	1,750	1,917
	Georgia-Pacific LLC	8.875%	5/15/2031	4,460	5,246
	Gerdau Trade Inc.	5.750%	6/9/2035	8,600	8,796
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,050	4,038
	International Paper Co.	5.000%	9/15/2035	4,094	4,017
	International Paper Co.	7.300%	11/15/2039	5,000	5,660
	International Paper Co.	6.000%	11/15/2041	11,332	11,406
	International Paper Co.	4.800%	6/15/2044	12,043	10,364
	International Paper Co.	4.400%	8/15/2047	2,800	2,236
	International Paper Co.	4.350%	8/15/2048	8,300	6,550
	Kinross Gold Corp.	6.250%	7/15/2033	5,000	5,279
	Linde Inc.	1.100%	8/10/2030	5,000	4,377
	Linde Inc.	3.550%	11/7/2042	3,800	3,029
	Linde Inc.	2.000%	8/10/2050	10,500	5,623
	LYB International Finance BV	5.250%	7/15/2043	9,574	8,439
	LYB International Finance BV	4.875%	3/15/2044	9,500	7,973
	LYB International Finance III LLC	2.250%	10/1/2030	5,100	4,556
	LYB International Finance III LLC	5.125%	1/15/2031	1,657	1,652
	LYB International Finance III LLC	5.625%	5/15/2033	2,447	2,462
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,915
	LYB International Finance III LLC	6.150%	5/15/2035	14,700	15,055
	LYB International Finance III LLC	5.875%	1/15/2036	17,647	17,701
	LYB International Finance III LLC	3.375%	10/1/2040	6,400	4,678
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	4.200%	10/15/2049	8,960	6,518
	LYB International Finance III LLC	4.200%	5/1/2050	31,060	22,561
	Martin Marietta Materials Inc.	3.500%	12/15/2027	3,707	3,655
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	4,200	3,882
	Martin Marietta Materials Inc.	2.400%	7/15/2031	16,000	14,238
	Martin Marietta Materials Inc.	5.150%	12/1/2034	2,700	2,701
	Martin Marietta Materials Inc.	4.250%	12/15/2047	7,950	6,456
	Martin Marietta Materials Inc.	3.200%	7/15/2051	10,270	6,777
	Martin Marietta Materials Inc.	5.500%	12/1/2054	10,425	9,980
	Mosaic Co.	4.050%	11/15/2027	3,260	3,238
	Mosaic Co.	5.375%	11/15/2028	4,400	4,460
	Mosaic Co.	4.350%	1/15/2029	6,749	6,688
	Mosaic Co.	4.600%	11/15/2030	6,899	6,821
	Mosaic Co.	5.450%	11/15/2033	5,305	5,366
	Mosaic Co.	4.875%	11/15/2041	4,945	4,451
	Mosaic Co.	5.625%	11/15/2043	6,400	6,068
	NewMarket Corp.	2.700%	3/18/2031	5,000	4,534
	Newmont Corp.	3.250%	5/13/2030	1,025	980
	Newmont Corp.	2.600%	7/15/2032	13,600	12,179
	Newmont Corp.	5.350%	3/15/2034	78,658	80,595
[3]	Newmont Corp.	5.875%	4/1/2035	1,080	1,141
	Newmont Corp.	5.450%	6/9/2044	5,894	5,765
	Newmont Corp.	4.200%	5/13/2050	3,600	2,902
	Nucor Corp.	2.700%	6/1/2030	7,200	6,700
	Nucor Corp.	4.650%	6/1/2030	2,989	2,992
	Nucor Corp.	3.125%	4/1/2032	6,000	5,508
	Nucor Corp.	5.100%	6/1/2035	16,640	16,724
	Nucor Corp.	6.400%	12/1/2037	2,800	3,074
	Nucor Corp.	3.850%	4/1/2052	5,000	3,828
	Nucor Corp.	2.979%	12/15/2055	21,337	13,333
	Nutrien Ltd.	4.900%	3/27/2028	17,100	17,174
	Nutrien Ltd.	4.200%	4/1/2029	14,710	14,557
	Nutrien Ltd.	2.950%	5/13/2030	13,542	12,700
	Nutrien Ltd.	4.850%	5/29/2031	7,400	7,391
	Nutrien Ltd.	5.250%	3/12/2032	51,247	52,042
	Nutrien Ltd.	5.400%	6/21/2034	24,445	24,767
	Nutrien Ltd.	4.125%	3/15/2035	5,525	5,082
	Nutrien Ltd.	5.350%	5/29/2036	3,400	3,392
	Nutrien Ltd.	5.625%	12/1/2040	4,875	4,864
	Nutrien Ltd.	4.900%	6/1/2043	9,310	8,385
	Nutrien Ltd.	5.250%	1/15/2045	14,308	13,406
	Nutrien Ltd.	5.000%	4/1/2049	13,246	11,797
	Nutrien Ltd.	3.950%	5/13/2050	11,000	8,311
	Nutrien Ltd.	5.800%	3/27/2053	43,441	43,120
	Packaging Corp. of America	3.400%	12/15/2027	3,700	3,646
	Packaging Corp. of America	3.000%	12/15/2029	12,703	12,027
	Packaging Corp. of America	5.700%	12/1/2033	3,500	3,643
	Packaging Corp. of America	5.200%	8/15/2035	2,071	2,070
	Packaging Corp. of America	4.050%	12/15/2049	2,900	2,258
	Packaging Corp. of America	3.050%	10/1/2051	7,400	4,782
	PPG Industries Inc.	3.750%	3/15/2028	8,000	7,900
	PPG Industries Inc.	2.550%	6/15/2030	5,000	4,633
	PPG Industries Inc.	4.375%	3/15/2031	13,292	13,069
	Reliance Inc.	2.150%	8/15/2030	10,511	9,464
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	8,729	9,329
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,485	5,395
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	12,365	7,624
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,617	4,626
	Rio Tinto Finance USA plc	4.875%	3/14/2030	8,287	8,364
	Rio Tinto Finance USA plc	5.000%	3/14/2032	1,038	1,049
	Rio Tinto Finance USA plc	5.000%	3/9/2033	14,805	14,926
	Rio Tinto Finance USA plc	5.250%	3/14/2035	14,683	14,913
	Rio Tinto Finance USA plc	4.750%	3/22/2042	6,740	6,223
	Rio Tinto Finance USA plc	4.125%	8/21/2042	8,500	7,251
	Rio Tinto Finance USA plc	5.125%	3/9/2053	22,535	20,885
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,233	3,285
	RPM International Inc.	4.550%	3/1/2029	2,575	2,567
	RPM International Inc.	2.950%	1/15/2032	3,300	2,972
	RPM International Inc.	5.250%	6/1/2045	3,892	3,614
	RPM International Inc.	4.250%	1/15/2048	3,405	2,739
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	4,500	4,500
	Sherwin-Williams Co.	4.800%	9/1/2031	2,000	2,002
	Sherwin-Williams Co.	2.200%	3/15/2032	5,350	4,672
	Sherwin-Williams Co.	5.150%	8/15/2035	50,000	50,076
	Sherwin-Williams Co.	4.000%	12/15/2042	1,000	813
	Sherwin-Williams Co.	4.500%	6/1/2047	32,567	27,390
	Sherwin-Williams Co.	3.800%	8/15/2049	5,138	3,873
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	8,577	8,696
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	11,430	11,582
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	73,227	73,184
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	14,250	14,408
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	25,211	24,982
	Sonoco Products Co.	4.600%	9/1/2029	23,750	23,605
	Sonoco Products Co.	3.125%	5/1/2030	6,675	6,270
	Sonoco Products Co.	5.000%	9/1/2034	8,050	7,886
	Sonoco Products Co.	5.750%	11/1/2040	3,021	3,050
	Southern Copper Corp.	7.500%	7/27/2035	9,725	11,167
	Southern Copper Corp.	5.350%	6/24/2036	8,000	7,945
	Southern Copper Corp.	6.750%	4/16/2040	17,550	19,362
	Southern Copper Corp.	5.250%	11/8/2042	29,545	27,822
	Southern Copper Corp.	5.875%	4/23/2045	7,512	7,528
	Steel Dynamics Inc.	1.650%	10/15/2027	3,200	3,086
	Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,039
	Steel Dynamics Inc.	3.450%	4/15/2030	16,595	15,827
	Steel Dynamics Inc.	5.375%	8/15/2034	3,440	3,478
	Steel Dynamics Inc.	5.250%	5/15/2035	23,300	23,357
	Steel Dynamics Inc.	3.250%	10/15/2050	4,513	3,037
	Steel Dynamics Inc.	5.750%	5/15/2055	14,334	14,227
	Suzano Austria GmbH	2.500%	9/15/2028	500	474
	Suzano Austria GmbH	6.000%	1/15/2029	22,350	22,715
	Suzano Austria GmbH	5.000%	1/15/2030	7,450	7,347
	Suzano Austria GmbH	3.750%	1/15/2031	14,600	13,694
	Suzano Austria GmbH	3.125%	1/15/2032	15,950	14,140
	Suzano Netherlands BV	5.500%	1/15/2036	20,593	20,043
	Vale Overseas Ltd.	3.750%	7/8/2030	26,100	24,861
	Vale Overseas Ltd.	6.125%	6/12/2033	15,550	16,317
	Vale Overseas Ltd.	6.875%	11/21/2036	11,274	12,542
	Vale Overseas Ltd.	6.875%	11/10/2039	9,915	11,024
	Vale Overseas Ltd.	6.400%	6/28/2054	15,529	15,803
	Vale SA	5.625%	9/11/2042	14,573	14,347
	Vulcan Materials Co.	4.950%	12/1/2029	3,605	3,635
	Vulcan Materials Co.	3.500%	6/1/2030	5,454	5,219
	Vulcan Materials Co.	5.350%	12/1/2034	6,750	6,850
	Vulcan Materials Co.	4.500%	6/15/2047	6,237	5,323
	Vulcan Materials Co.	4.700%	3/1/2048	5,100	4,462
	Vulcan Materials Co.	5.700%	12/1/2054	12,390	12,295
	Westlake Corp.	3.375%	6/15/2030	3,000	2,847
	Westlake Corp.	5.550%	11/15/2035	5,605	5,554
	Westlake Corp.	2.875%	8/15/2041	3,600	2,477
	Westlake Corp.	5.000%	8/15/2046	11,010	9,472
	Westlake Corp.	4.375%	11/15/2047	12,426	9,640
	Westlake Corp.	3.125%	8/15/2051	6,300	3,868
	Westlake Corp.	6.375%	11/15/2055	19,762	19,479
	Westlake Corp.	3.375%	8/15/2061	4,700	2,810
	WestRock MWV LLC	8.200%	1/15/2030	4,304	4,767
	WestRock MWV LLC	7.950%	2/15/2031	3,000	3,366
	WRKCo Inc.	4.000%	3/15/2028	5,375	5,323
	WRKCo Inc.	3.900%	6/1/2028	2,300	2,270
	WRKCo Inc.	4.900%	3/15/2029	17,990	18,054
	WRKCo Inc.	4.200%	6/1/2032	4,550	4,366
	WRKCo Inc.	3.000%	6/15/2033	6,000	5,279
	Yamana Gold Inc.	2.630%	8/15/2031	4,611	4,111
					2,699,072
Real Estate (0.8%)
	Agree LP	2.000%	6/15/2028	7,475	7,114
	Agree LP	4.800%	10/1/2032	2,700	2,667
	Agree LP	2.600%	6/15/2033	3,650	3,116
	Agree LP	5.625%	6/15/2034	4,731	4,854
	Agree LP	5.600%	6/15/2035	4,350	4,459
97

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	4,030	3,988
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	2,375	2,349
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,046	975
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	6,725	6,653
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	6,213	6,202
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	13,500	12,433
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	5,900	4,968
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	24,555	20,024
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	3,400	3,229
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	6,106	5,996
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	7,800	7,626
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	17,887	15,238
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	6,511	4,865
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	6,200	4,291
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	3,615	3,186
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,755	6,375
	American Assets Trust LP	3.375%	2/1/2031	4,996	4,564
	American Assets Trust LP	6.150%	10/1/2034	6,000	6,098
	American Homes 4 Rent LP	4.250%	2/15/2028	2,015	2,000
	American Homes 4 Rent LP	4.900%	2/15/2029	6,193	6,214
	American Homes 4 Rent LP	4.950%	6/15/2030	5,000	5,009
	American Homes 4 Rent LP	3.625%	4/15/2032	12,219	11,343
	American Homes 4 Rent LP	5.500%	2/1/2034	6,260	6,336
	American Homes 4 Rent LP	5.500%	7/15/2034	5,797	5,862
	American Homes 4 Rent LP	5.250%	3/15/2035	13,500	13,442
	American Homes 4 Rent LP	3.375%	7/15/2051	3,000	2,022
	American Tower Corp.	3.550%	7/15/2027	7,860	7,791
	American Tower Corp.	3.600%	1/15/2028	2,219	2,187
	American Tower Corp.	1.500%	1/31/2028	8,680	8,273
	American Tower Corp.	5.800%	11/15/2028	3,216	3,295
	American Tower Corp.	5.200%	2/15/2029	10,000	10,132
	American Tower Corp.	3.950%	3/15/2029	9,230	9,059
	American Tower Corp.	3.800%	8/15/2029	13,110	12,784
	American Tower Corp.	2.900%	1/15/2030	8,090	7,602
	American Tower Corp.	4.900%	3/15/2030	6,856	6,887
	American Tower Corp.	2.100%	6/15/2030	6,060	5,478
	American Tower Corp.	1.875%	10/15/2030	16,200	14,365
	American Tower Corp.	2.300%	9/15/2031	17,000	14,998
	American Tower Corp.	4.050%	3/15/2032	6,000	5,744
	American Tower Corp.	4.700%	12/15/2032	30,000	29,513
	American Tower Corp.	5.650%	3/15/2033	4,250	4,384
	American Tower Corp.	5.550%	7/15/2033	20,340	20,872
	American Tower Corp.	5.900%	11/15/2033	7,150	7,459
	American Tower Corp.	5.450%	2/15/2034	8,216	8,344
	American Tower Corp.	5.400%	1/31/2035	24,005	24,283
	American Tower Corp.	5.350%	3/15/2035	5,600	5,635
	American Tower Corp.	3.100%	6/15/2050	15,821	10,276
	American Tower Corp.	2.950%	1/15/2051	9,892	6,207
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,720	3,731
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,330	5,180
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	4,175	4,098
	AvalonBay Communities Inc.	1.900%	12/1/2028	2,000	1,881
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	11,600	10,693
	AvalonBay Communities Inc.	4.350%	12/1/2030	15,104	14,935
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	2,360	2,150
	AvalonBay Communities Inc.	2.050%	1/15/2032	20,000	17,483
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,500	6,558
	AvalonBay Communities Inc.	5.300%	12/7/2033	5,000	5,130
	AvalonBay Communities Inc.	5.350%	6/1/2034	4,600	4,705
	AvalonBay Communities Inc.	5.000%	8/1/2035	22,550	22,412
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	2,970	2,342
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,000	812
	Boston Properties LP	6.750%	12/1/2027	19,000	19,524
	Boston Properties LP	4.500%	12/1/2028	4,700	4,672
	Boston Properties LP	3.400%	6/21/2029	5,060	4,864
	Boston Properties LP	2.900%	3/15/2030	9,914	9,239
	Boston Properties LP	3.250%	1/30/2031	7,175	6,656
	Boston Properties LP	2.450%	10/1/2033	11,449	9,415
	Boston Properties LP	6.500%	1/15/2034	2,920	3,094
	Boston Properties LP	5.750%	1/15/2035	10,000	10,104
98

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	2.250%	4/1/2028	3,394	3,261
Brixmor Operating Partnership LP	4.125%	5/15/2029	8,400	8,276
Brixmor Operating Partnership LP	4.050%	7/1/2030	18,093	17,577
Brixmor Operating Partnership LP	2.500%	8/16/2031	5,000	4,452
Brixmor Operating Partnership LP	5.200%	4/1/2032	2,820	2,836
Brixmor Operating Partnership LP	5.500%	2/15/2034	5,457	5,565
Brixmor Operating Partnership LP	5.750%	2/15/2035	4,550	4,710
Broadstone Net Lease LLC	2.600%	9/15/2031	2,425	2,147
Camden Property Trust	3.150%	7/1/2029	10,165	9,759
Camden Property Trust	2.800%	5/15/2030	27,145	25,344
Camden Property Trust	4.900%	2/28/2036	11,400	11,124
CBRE Services Inc.	5.500%	4/1/2029	14,075	14,362
CBRE Services Inc.	4.800%	6/15/2030	3,400	3,397
CBRE Services Inc.	2.500%	4/1/2031	5,000	4,487
CBRE Services Inc.	4.900%	1/15/2033	13,188	12,994
CBRE Services Inc.	5.950%	8/15/2034	1,253	1,306
CBRE Services Inc.	5.500%	6/15/2035	9,808	9,902
CBRE Services Inc.	5.250%	6/1/2036	13,975	13,781
COPT Defense Properties LP	2.000%	1/15/2029	3,610	3,376
COPT Defense Properties LP	2.750%	4/15/2031	5,100	4,623
COPT Defense Properties LP	2.900%	12/1/2033	10,650	9,096
Cousins Properties LP	5.250%	7/15/2030	10,000	10,102
Cousins Properties LP	5.375%	2/15/2032	7,000	7,100
Cousins Properties LP	4.875%	3/1/2033	4,653	4,529
Cousins Properties LP	5.875%	10/1/2034	3,937	4,031
Crown Castle Inc.	3.650%	9/1/2027	10,000	9,900
Crown Castle Inc.	5.000%	1/11/2028	1,780	1,790
Crown Castle Inc.	3.800%	2/15/2028	23,200	22,908
Crown Castle Inc.	4.800%	9/1/2028	7,000	7,021
Crown Castle Inc.	4.300%	2/15/2029	4,827	4,769
Crown Castle Inc.	5.600%	6/1/2029	4,000	4,088
Crown Castle Inc.	4.900%	9/1/2029	23,500	23,567
Crown Castle Inc.	2.250%	1/15/2031	19,568	17,428
Crown Castle Inc.	2.100%	4/1/2031	10,825	9,520
Crown Castle Inc.	2.500%	7/15/2031	28,000	24,875
Crown Castle Inc.	5.100%	5/1/2033	6,315	6,263
Crown Castle Inc.	5.800%	3/1/2034	4,900	5,033
Crown Castle Inc.	5.200%	9/1/2034	33,530	33,208
Crown Castle Inc.	2.900%	4/1/2041	10,000	7,272
Crown Castle Inc.	5.200%	2/15/2049	7,750	6,954
Crown Castle Inc.	4.150%	7/1/2050	4,671	3,623
Crown Castle Inc.	3.250%	1/15/2051	15,000	9,865
CubeSmart LP	2.250%	12/15/2028	7,100	6,705
CubeSmart LP	4.375%	2/15/2029	4,925	4,885
CubeSmart LP	3.000%	2/15/2030	1,850	1,740
CubeSmart LP	2.000%	2/15/2031	600	530
CubeSmart LP	2.500%	2/15/2032	10,330	9,101
Digital Realty Trust LP	3.700%	8/15/2027	5,350	5,303
Digital Realty Trust LP	5.550%	1/15/2028	4,100	4,158
Digital Realty Trust LP	4.450%	7/15/2028	8,283	8,253
Digital Realty Trust LP	3.600%	7/1/2029	18,375	17,809
DOC DR LLC	2.625%	11/1/2031	8,350	7,441
EPR Properties	4.950%	4/15/2028	6,000	5,999
EPR Properties	3.750%	8/15/2029	3,432	3,300
EPR Properties	3.600%	11/15/2031	2,000	1,832
Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	9,370	9,158
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	13,400	13,242
Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	23,750	23,144
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	3,899	3,955
Equinix Inc.	1.800%	7/15/2027	13,000	12,641
Equinix Inc.	1.550%	3/15/2028	3,000	2,852
Equinix Inc.	2.000%	5/15/2028	4,000	3,818
Equinix Inc.	3.200%	11/18/2029	24,025	22,875
Equinix Inc.	2.150%	7/15/2030	7,250	6,537
Equinix Inc.	2.500%	5/15/2031	7,950	7,122
Equinix Inc.	3.900%	4/15/2032	9,800	9,261
Equinix Inc.	3.000%	7/15/2050	5,500	3,506
Equinix Inc.	2.950%	9/15/2051	3,305	2,075
Equinix Inc.	3.400%	2/15/2052	9,000	6,123
ERP Operating LP	3.500%	3/1/2028	7,000	6,894
99

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	4.150%	12/1/2028	8,100	8,024
	ERP Operating LP	3.000%	7/1/2029	11,195	10,699
	ERP Operating LP	2.500%	2/15/2030	10,000	9,279
	ERP Operating LP	4.950%	6/15/2032	2,770	2,784
	ERP Operating LP	4.650%	9/15/2034	11,851	11,532
	ERP Operating LP	4.500%	7/1/2044	5,400	4,728
	ERP Operating LP	4.500%	6/1/2045	3,750	3,247
	ERP Operating LP	4.000%	8/1/2047	3,038	2,437
	Essential Properties LP	2.950%	7/15/2031	3,900	3,525
	Essential Properties LP	5.400%	12/1/2035	6,600	6,544
	Essential Properties LP	5.375%	7/15/2036	5,901	5,824
	Essex Portfolio LP	1.700%	3/1/2028	2,740	2,618
	Essex Portfolio LP	4.000%	3/1/2029	4,965	4,883
	Essex Portfolio LP	3.000%	1/15/2030	9,630	9,082
	Essex Portfolio LP	1.650%	1/15/2031	2,500	2,178
	Essex Portfolio LP	2.550%	6/15/2031	680	611
	Essex Portfolio LP	2.650%	3/15/2032	3,729	3,306
	Essex Portfolio LP	5.500%	4/1/2034	2,000	2,039
	Essex Portfolio LP	5.375%	4/1/2035	9,700	9,821
	Essex Portfolio LP	4.875%	2/15/2036	11,400	11,022
	Essex Portfolio LP	4.500%	3/15/2048	11,839	9,772
	Essex Portfolio LP	2.650%	9/1/2050	4,489	2,674
	Extra Space Storage LP	3.875%	12/15/2027	1,000	992
	Extra Space Storage LP	5.700%	4/1/2028	7,630	7,760
	Extra Space Storage LP	3.900%	4/1/2029	6,230	6,102
	Extra Space Storage LP	4.000%	6/15/2029	1,950	1,912
	Extra Space Storage LP	5.500%	7/1/2030	7,480	7,653
	Extra Space Storage LP	2.200%	10/15/2030	3,207	2,878
	Extra Space Storage LP	5.900%	1/15/2031	5,600	5,809
	Extra Space Storage LP	2.550%	6/1/2031	4,250	3,811
	Extra Space Storage LP	2.400%	10/15/2031	9,000	7,946
[6]	Extra Space Storage LP	4.900%	2/1/2032	11,400	11,352
	Extra Space Storage LP	2.350%	3/15/2032	17,822	15,494
	Extra Space Storage LP	4.950%	1/15/2033	26,425	26,158
	Extra Space Storage LP	5.400%	2/1/2034	6,600	6,661
	Extra Space Storage LP	5.350%	1/15/2035	4,473	4,492
	Extra Space Storage LP	5.400%	6/15/2035	20,850	20,986
	Federal Realty OP LP	3.250%	7/15/2027	4,725	4,664
	Federal Realty OP LP	5.375%	5/1/2028	4,400	4,458
	Federal Realty OP LP	3.200%	6/15/2029	3,761	3,607
	Federal Realty OP LP	3.500%	6/1/2030	2,000	1,910
	Federal Realty OP LP	4.500%	12/1/2044	6,600	5,702
	GLP Capital LP	5.750%	6/1/2028	4,750	4,803
	GLP Capital LP	5.300%	1/15/2029	6,225	6,256
	GLP Capital LP	4.000%	1/15/2030	11,750	11,296
	GLP Capital LP	4.000%	1/15/2031	5,000	4,723
	GLP Capital LP	3.250%	1/15/2032	10,731	9,595
	GLP Capital LP	5.250%	2/15/2033	4,900	4,799
	GLP Capital LP	6.750%	12/1/2033	5,810	6,149
	GLP Capital LP	5.625%	9/15/2034	13,722	13,606
	GLP Capital LP	5.750%	11/1/2037	10,175	10,003
	GLP Capital LP	6.250%	9/15/2054	17,622	17,645
	Healthcare Realty Holdings LP	3.750%	7/1/2027	4,475	4,443
	Healthcare Realty Holdings LP	3.100%	2/15/2030	3,405	3,204
	Healthcare Realty Holdings LP	2.000%	3/15/2031	13,900	12,165
	Healthpeak OP LLC	3.500%	7/15/2029	12,729	12,286
	Healthpeak OP LLC	3.000%	1/15/2030	8,220	7,748
	Healthpeak OP LLC	5.250%	12/15/2032	10,700	10,788
	Healthpeak OP LLC	5.375%	2/15/2035	15,865	15,965
	Highwoods Realty LP	4.125%	3/15/2028	3,000	2,956
	Highwoods Realty LP	3.050%	2/15/2030	11,000	10,248
	Highwoods Realty LP	2.600%	2/1/2031	11,053	9,863
	Highwoods Realty LP	5.350%	1/15/2033	2,704	2,688
	Highwoods Realty LP	7.650%	2/1/2034	3,260	3,642
	Host Hotels & Resorts LP	4.250%	12/15/2028	8,268	8,178
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	9,574	9,127
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	17,025	16,100
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	5,000	4,476
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,900	7,044
	Host Hotels & Resorts LP	5.500%	4/15/2035	7,900	7,925
100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	8,780	8,313
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	1,576	1,602
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	3,000	2,590
[6]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	5,840	5,797
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	7,000	6,660
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	10,000	9,857
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,028	3,083
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	8,005	6,725
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	5,309	5,135
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	5,000	5,238
	Kilroy Realty LP	3.050%	2/15/2030	6,905	6,370
	Kilroy Realty LP	2.650%	11/15/2033	11,760	9,559
	Kimco Realty OP LLC	1.900%	3/1/2028	16,200	15,542
	Kimco Realty OP LLC	2.700%	10/1/2030	4,000	3,712
	Kimco Realty OP LLC	2.250%	12/1/2031	3,000	2,648
	Kimco Realty OP LLC	3.200%	4/1/2032	7,628	7,011
	Kimco Realty OP LLC	4.600%	2/1/2033	9,110	8,958
	Kimco Realty OP LLC	6.400%	3/1/2034	7,749	8,371
	Kimco Realty OP LLC	4.850%	3/1/2035	5,760	5,638
	Kimco Realty OP LLC	5.300%	2/1/2036	10,000	10,093
	Kimco Realty OP LLC	4.450%	9/1/2047	3,480	2,951
	Kimco Realty OP LLC	3.700%	10/1/2049	6,021	4,487
	Kite Realty Group LP	4.950%	12/15/2031	6,455	6,433
	Kite Realty Group LP	5.200%	8/15/2032	2,625	2,647
	Kite Realty Group LP	5.500%	3/1/2034	3,821	3,878
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	2,600	2,619
	LXP Industrial Trust	2.700%	9/15/2030	2,500	2,277
	LXP Industrial Trust	2.375%	10/1/2031	6,000	5,246
	Mid-America Apartments LP	5.300%	2/15/2032	4,155	4,247
	Mid-America Apartments LP	4.650%	1/15/2033	4,000	3,931
	Mid-America Apartments LP	5.000%	3/15/2034	3,500	3,481
	Mid-America Apartments LP	4.950%	3/1/2035	3,185	3,150
	National Health Investors Inc.	3.000%	2/1/2031	8,500	7,699
	NNN REIT Inc.	3.500%	10/15/2027	1,050	1,037
	NNN REIT Inc.	4.300%	10/15/2028	4,437	4,406
	NNN REIT Inc.	2.500%	4/15/2030	8,375	7,732
	NNN REIT Inc.	4.600%	2/15/2031	5,100	5,048
	NNN REIT Inc.	5.500%	6/15/2034	5,800	5,904
	NNN REIT Inc.	4.800%	10/15/2048	2,275	1,995
	NNN REIT Inc.	3.100%	4/15/2050	8,748	5,691
	NNN REIT Inc.	3.500%	4/15/2051	7,200	5,086
	NNN REIT Inc.	3.000%	4/15/2052	5,000	3,170
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,173	6,877
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5,600	5,627
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	22,639	21,010
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	1,360	1,206
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	7,500	6,679
	Piedmont Operating Partnership LP	6.875%	7/15/2029	4,600	4,802
	Prologis LP	3.375%	12/15/2027	2,485	2,453
	Prologis LP	4.875%	6/15/2028	8,895	8,974
	Prologis LP	3.875%	9/15/2028	2,500	2,465
	Prologis LP	4.000%	9/15/2028	2,025	2,004
	Prologis LP	4.375%	2/1/2029	4,000	3,990
	Prologis LP	2.875%	11/15/2029	1,000	947
	Prologis LP	2.250%	4/15/2030	24,009	22,049
	Prologis LP	1.750%	7/1/2030	700	627
	Prologis LP	1.250%	10/15/2030	8,000	6,953
	Prologis LP	4.750%	1/15/2031	10,000	10,052
	Prologis LP	1.750%	2/1/2031	2,000	1,758
	Prologis LP	1.625%	3/15/2031	8,377	7,310
	Prologis LP	4.250%	6/15/2031	8,127	7,977
	Prologis LP	2.250%	1/15/2032	6,750	5,937
	Prologis LP	4.750%	6/15/2033	16,700	16,539
	Prologis LP	5.125%	1/15/2034	3,797	3,823
	Prologis LP	5.000%	3/15/2034	14,828	14,771
	Prologis LP	5.000%	1/31/2035	2,011	1,997
	Prologis LP	5.250%	5/15/2035	26,000	26,245
	Prologis LP	4.900%	6/15/2036	28,346	27,763
	Prologis LP	4.375%	9/15/2048	3,500	2,922
	Prologis LP	3.050%	3/1/2050	3,561	2,376
101

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	3.000%	4/15/2050	8,089	5,313
	Prologis LP	2.125%	10/15/2050	11,618	6,256
	Prologis LP	5.250%	6/15/2053	15,200	14,411
	Prologis LP	5.250%	3/15/2054	20,000	18,923
	Public Storage Operating Co.	1.850%	5/1/2028	7,000	6,685
	Public Storage Operating Co.	5.125%	1/15/2029	5,500	5,594
	Public Storage Operating Co.	4.375%	7/1/2030	5,900	5,860
	Public Storage Operating Co.	2.300%	5/1/2031	8,700	7,807
	Public Storage Operating Co.	5.100%	8/1/2033	25,183	25,472
	Public Storage Operating Co.	5.000%	7/1/2035	5,900	5,877
	Public Storage Operating Co.	5.000%	12/15/2035	23,662	23,415
	Public Storage Operating Co.	5.350%	8/1/2053	9,860	9,469
	Rayonier LP	2.750%	5/17/2031	2,000	1,796
	Realty Income Corp.	3.400%	1/15/2028	6,000	5,903
	Realty Income Corp.	3.650%	1/15/2028	5,615	5,546
	Realty Income Corp.	2.100%	3/15/2028	5,000	4,804
	Realty Income Corp.	2.200%	6/15/2028	3,945	3,777
	Realty Income Corp.	4.750%	2/15/2029	9,960	10,006
	Realty Income Corp.	4.000%	7/15/2029	2,650	2,602
	Realty Income Corp.	3.100%	12/15/2029	16,120	15,351
	Realty Income Corp.	3.400%	1/15/2030	6,570	6,289
	Realty Income Corp.	4.850%	3/15/2030	8,620	8,673
	Realty Income Corp.	3.250%	1/15/2031	15,696	14,748
	Realty Income Corp.	3.200%	2/15/2031	6,547	6,120
	Realty Income Corp.	2.700%	2/15/2032	4,050	3,618
	Realty Income Corp.	5.625%	10/13/2032	1,150	1,194
	Realty Income Corp.	2.850%	12/15/2032	6,351	5,641
	Realty Income Corp.	4.500%	2/1/2033	9,702	9,443
	Realty Income Corp.	1.800%	3/15/2033	13,000	10,774
[3]	Realty Income Corp.	4.750%	4/15/2033	8,609	8,493
	Realty Income Corp.	4.900%	7/15/2033	2,500	2,484
	Realty Income Corp.	5.125%	2/15/2034	3,970	3,986
	Realty Income Corp.	5.125%	4/15/2035	7,230	7,229
	Realty Income Corp.	4.650%	3/15/2047	7,155	6,282
	Realty Income Corp.	5.375%	9/1/2054	10,050	9,734
	Regency Centers LP	4.125%	3/15/2028	1,375	1,366
	Regency Centers LP	2.950%	9/15/2029	3,977	3,779
	Regency Centers LP	3.700%	6/15/2030	5,000	4,823
	Regency Centers LP	4.500%	3/15/2033	2,120	2,061
	Regency Centers LP	5.250%	1/15/2034	11,990	12,154
	Regency Centers LP	4.400%	2/1/2047	5,650	4,794
	Regency Centers LP	4.650%	3/15/2049	4,225	3,660
	Rexford Industrial Realty LP	5.000%	6/15/2028	2,600	2,614
	Rexford Industrial Realty LP	2.125%	12/1/2030	3,000	2,661
	Rexford Industrial Realty LP	2.150%	9/1/2031	6,000	5,219
	Sabra Health Care LP	3.900%	10/15/2029	8,975	8,702
	Sabra Health Care LP	3.200%	12/1/2031	3,500	3,172
	Safehold GL Holdings LLC	2.800%	6/15/2031	2,000	1,806
	Safehold GL Holdings LLC	2.850%	1/15/2032	9,800	8,746
	Safehold GL Holdings LLC	6.100%	4/1/2034	1,200	1,257
	Safehold GL Holdings LLC	5.650%	1/15/2035	5,328	5,392
	SBA Communications Corp.	3.125%	2/1/2029	7,142	6,834
	Simon Property Group LP	3.375%	12/1/2027	4,700	4,632
	Simon Property Group LP	1.750%	2/1/2028	10,250	9,838
	Simon Property Group LP	2.450%	9/13/2029	22,561	21,134
	Simon Property Group LP	2.650%	7/15/2030	26,500	24,590
	Simon Property Group LP	4.375%	10/1/2030	16,000	15,829
	Simon Property Group LP	4.300%	1/15/2031	24,200	23,800
	Simon Property Group LP	2.200%	2/1/2031	6,800	6,106
	Simon Property Group LP	2.250%	1/15/2032	8,435	7,381
	Simon Property Group LP	2.650%	2/1/2032	7,500	6,701
	Simon Property Group LP	6.250%	1/15/2034	5,500	5,900
	Simon Property Group LP	4.750%	9/26/2034	11,235	10,976
	Simon Property Group LP	5.125%	10/1/2035	29,208	29,228
	Simon Property Group LP	6.750%	2/1/2040	14,000	15,769
	Simon Property Group LP	4.750%	3/15/2042	1,448	1,326
	Simon Property Group LP	4.250%	10/1/2044	1,818	1,532
	Simon Property Group LP	4.250%	11/30/2046	4,180	3,454
	Simon Property Group LP	3.250%	9/13/2049	14,333	9,852
	Simon Property Group LP	3.800%	7/15/2050	15,450	11,638
102

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	5.850%	3/8/2053	8,333	8,455
	Simon Property Group LP	6.650%	1/15/2054	1,380	1,548
	Store Capital LLC	4.500%	3/15/2028	2,195	2,183
	Store Capital LLC	4.625%	3/15/2029	10,500	10,385
[3]	Store Capital LLC	5.400%	4/30/2030	2,750	2,768
	Store Capital LLC	2.750%	11/18/2030	1,500	1,355
	Sun Communities Operating LP	4.200%	4/15/2032	20,574	19,656
	Tanger Properties LP	3.875%	7/15/2027	2,600	2,581
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,499
[3]	UDR Inc.	3.500%	7/1/2027	5,250	5,206
[3]	UDR Inc.	3.500%	1/15/2028	5,075	4,994
	UDR Inc.	3.000%	8/15/2031	3,500	3,211
[3]	UDR Inc.	2.100%	8/1/2032	1,500	1,274
[3]	UDR Inc.	1.900%	3/15/2033	9,940	8,211
[3]	UDR Inc.	2.100%	6/15/2033	3,950	3,284
	UDR Inc.	5.125%	9/1/2034	2,550	2,540
	UDR Inc.	3.100%	11/1/2034	3,335	2,868
	Ventas Realty LP	4.000%	3/1/2028	12,985	12,853
	Ventas Realty LP	3.000%	1/15/2030	3,865	3,645
	Ventas Realty LP	4.750%	11/15/2030	765	762
	Ventas Realty LP	5.100%	7/15/2032	5,525	5,561
	Ventas Realty LP	5.625%	7/1/2034	6,511	6,685
	Ventas Realty LP	5.000%	1/15/2035	9,547	9,393
	Ventas Realty LP	5.000%	2/15/2036	5,950	5,833
	Ventas Realty LP	5.700%	9/30/2043	1,000	997
	Ventas Realty LP	4.375%	2/1/2045	9,262	7,803
	Ventas Realty LP	4.875%	4/15/2049	1,200	1,049
	VICI Properties LP	4.750%	2/15/2028	6,300	6,301
	VICI Properties LP	4.950%	2/15/2030	12,000	11,966
	VICI Properties LP	5.125%	11/15/2031	6,000	5,970
	VICI Properties LP	5.125%	5/15/2032	15,645	15,518
	VICI Properties LP	5.750%	4/1/2034	21,644	21,954
	VICI Properties LP	5.625%	4/1/2035	1,842	1,843
	VICI Properties LP	5.625%	5/15/2052	13,815	12,697
	Welltower OP LLC	4.250%	4/15/2028	7,625	7,588
	Welltower OP LLC	2.050%	1/15/2029	2,933	2,761
	Welltower OP LLC	4.125%	3/15/2029	12,145	12,015
	Welltower OP LLC	3.100%	1/15/2030	3,731	3,543
	Welltower OP LLC	4.500%	7/1/2030	20,500	20,397
	Welltower OP LLC	2.750%	1/15/2031	16,750	15,407
	Welltower OP LLC	2.800%	6/1/2031	4,800	4,403
	Welltower OP LLC	2.750%	1/15/2032	12,175	10,973
	Welltower OP LLC	3.850%	6/15/2032	4,200	3,992
	Welltower OP LLC	5.125%	7/1/2035	36,625	36,762
	Welltower OP LLC	6.500%	3/15/2041	2,000	2,219
	Welltower OP LLC	5.125%	3/15/2043	950	889
	Welltower OP LLC	4.950%	9/1/2048	4,450	4,103
	Weyerhaeuser Co.	4.000%	11/15/2029	1,807	1,766
	Weyerhaeuser Co.	4.000%	4/15/2030	8,000	7,782
	Weyerhaeuser Co.	7.375%	3/15/2032	2,427	2,707
	Weyerhaeuser Co.	3.375%	3/9/2033	13,152	11,906
	Weyerhaeuser Co.	4.000%	3/9/2052	4,703	3,558
	WP Carey Inc.	3.850%	7/15/2029	2,200	2,151
	WP Carey Inc.	2.250%	4/1/2033	13,242	11,112
					3,122,254
Technology (2.2%)
	Accenture Capital Inc.	3.900%	10/4/2027	12,700	12,643
	Accenture Capital Inc.	4.050%	10/4/2029	13,000	12,800
	Accenture Capital Inc.	4.250%	10/4/2031	25,835	25,212
	Accenture Capital Inc.	4.500%	10/4/2034	16,000	15,348
	Adobe Inc.	4.750%	1/17/2028	6,200	6,238
	Adobe Inc.	4.950%	1/17/2030	7,550	7,646
	Adobe Inc.	2.300%	2/1/2030	13,150	12,143
	Adobe Inc.	5.300%	1/17/2035	7,600	7,689
	Advanced Micro Devices Inc.	4.319%	3/24/2028	4,400	4,403
	Advanced Micro Devices Inc.	3.924%	6/1/2032	24,630	23,764
	Amdocs Ltd.	2.538%	6/15/2030	6,100	5,500
	Analog Devices Inc.	4.250%	6/15/2028	9,625	9,597
	Analog Devices Inc.	1.700%	10/1/2028	8,000	7,531
103

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Analog Devices Inc.	4.500%	6/15/2030	10,600	10,571
	Analog Devices Inc.	2.100%	10/1/2031	10,000	8,805
	Analog Devices Inc.	2.800%	10/1/2041	23,000	16,711
	Analog Devices Inc.	2.950%	10/1/2051	12,000	7,745
	Apple Inc.	2.900%	9/12/2027	37,855	37,323
	Apple Inc.	1.200%	2/8/2028	28,800	27,462
	Apple Inc.	4.000%	5/10/2028	11,000	10,956
	Apple Inc.	4.000%	5/12/2028	4,110	4,092
	Apple Inc.	1.400%	8/5/2028	12,571	11,865
	Apple Inc.	2.200%	9/11/2029	21,280	19,988
	Apple Inc.	1.650%	5/11/2030	18,500	16,732
	Apple Inc.	4.200%	5/12/2030	9,700	9,678
	Apple Inc.	1.250%	8/20/2030	11,000	9,710
	Apple Inc.	1.650%	2/8/2031	27,800	24,683
	Apple Inc.	1.700%	8/5/2031	19,000	16,673
	Apple Inc.	4.500%	5/12/2032	6,415	6,450
	Apple Inc.	3.350%	8/8/2032	26,280	24,815
	Apple Inc.	4.750%	5/12/2035	14,275	14,332
	Apple Inc.	4.500%	2/23/2036	7,069	6,991
	Apple Inc.	2.375%	2/8/2041	21,885	15,485
	Apple Inc.	3.850%	5/4/2043	34,463	28,517
	Apple Inc.	3.450%	2/9/2045	28,078	21,334
	Apple Inc.	4.375%	5/13/2045	30,889	26,773
	Apple Inc.	4.650%	2/23/2046	66,300	59,329
	Apple Inc.	3.850%	8/4/2046	31,680	25,073
	Apple Inc.	3.750%	9/12/2047	12,824	9,853
	Apple Inc.	3.750%	11/13/2047	12,160	9,380
	Apple Inc.	2.950%	9/11/2049	24,768	16,215
	Apple Inc.	2.650%	5/11/2050	37,820	23,162
	Apple Inc.	2.400%	8/20/2050	29,726	17,183
	Apple Inc.	2.650%	2/8/2051	73,118	44,418
	Apple Inc.	2.700%	8/5/2051	10,067	6,141
	Apple Inc.	3.950%	8/8/2052	18,500	14,303
	Apple Inc.	2.550%	8/20/2060	11,952	6,416
	Apple Inc.	2.800%	2/8/2061	24,665	14,093
	Apple Inc.	2.850%	8/5/2061	10,000	5,749
	Apple Inc.	4.100%	8/8/2062	21,550	16,454
	Applied Materials Inc.	1.750%	6/1/2030	10,043	9,036
	Applied Materials Inc.	4.000%	1/15/2031	6,500	6,342
	Applied Materials Inc.	4.600%	1/15/2036	7,313	7,086
	Applied Materials Inc.	5.850%	6/15/2041	10,905	11,426
	Applied Materials Inc.	4.350%	4/1/2047	11,000	9,403
	Applied Materials Inc.	2.750%	6/1/2050	8,117	5,210
	Arrow Electronics Inc.	3.875%	1/12/2028	6,375	6,300
	Arrow Electronics Inc.	5.150%	8/21/2029	19,188	19,386
	Arrow Electronics Inc.	2.950%	2/15/2032	4,000	3,554
	Arrow Electronics Inc.	5.875%	4/10/2034	5,700	5,868
	Atlassian Corp.	5.250%	5/15/2029	5,915	5,925
	Atlassian Corp.	5.500%	5/15/2034	5,700	5,616
	Autodesk Inc.	2.850%	1/15/2030	10,300	9,665
	Autodesk Inc.	2.400%	12/15/2031	13,819	12,115
	Automatic Data Processing Inc.	1.700%	5/15/2028	22,883	21,837
	Automatic Data Processing Inc.	1.250%	9/1/2030	6,070	5,339
	Automatic Data Processing Inc.	4.750%	5/8/2032	7,770	7,783
	Automatic Data Processing Inc.	4.450%	9/9/2034	3,000	2,923
	Automatic Data Processing Inc.	5.000%	5/7/2036	12,875	12,778
	Avnet Inc.	6.250%	3/15/2028	5,000	5,107
	Avnet Inc.	3.000%	5/15/2031	2,800	2,538
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	7,800	7,835
	Broadcom Inc.	1.950%	2/15/2028	8,000	7,697
	Broadcom Inc.	4.800%	4/15/2028	18,990	19,105
[8]	Broadcom Inc.	4.000%	4/15/2029	2,000	1,967
	Broadcom Inc.	4.750%	4/15/2029	74,971	75,379
	Broadcom Inc.	4.350%	2/15/2030	8,900	8,810
	Broadcom Inc.	5.000%	4/15/2030	48,100	48,636
	Broadcom Inc.	5.050%	4/15/2030	22,500	22,828
	Broadcom Inc.	4.600%	7/15/2030	12,050	12,009
	Broadcom Inc.	4.200%	10/15/2030	11,807	11,580
	Broadcom Inc.	4.300%	1/15/2031	19,816	19,486
	Broadcom Inc.	2.450%	2/15/2031	53,750	48,620
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.150%	11/15/2031	5,752	5,851
[3]	Broadcom Inc.	4.550%	2/15/2032	15,790	15,574
[8]	Broadcom Inc.	4.150%	4/15/2032	14,000	13,468
	Broadcom Inc.	5.200%	4/15/2032	13,540	13,791
	Broadcom Inc.	4.900%	7/15/2032	28,450	28,530
	Broadcom Inc.	4.300%	11/15/2032	31,540	30,544
	Broadcom Inc.	4.600%	1/15/2033	27,137	26,630
	Broadcom Inc.	2.600%	2/15/2033	22,870	19,861
	Broadcom Inc.	3.419%	4/15/2033	11,854	10,804
	Broadcom Inc.	3.469%	4/15/2034	38,778	34,803
	Broadcom Inc.	4.800%	10/15/2034	20,000	19,583
	Broadcom Inc.	5.200%	7/15/2035	28,700	28,796
[8]	Broadcom Inc.	3.137%	11/15/2035	41,250	34,988
	Broadcom Inc.	4.950%	1/15/2036	16,216	15,933
	Broadcom Inc.	4.800%	2/15/2036	57,468	55,769
[8]	Broadcom Inc.	3.187%	11/15/2036	32,100	26,844
[8]	Broadcom Inc.	4.926%	5/15/2037	25,971	25,264
	Broadcom Inc.	4.900%	2/15/2038	98,182	94,809
	Broadcom Inc.	3.500%	2/15/2041	40,343	32,225
	Broadcom Inc.	3.750%	2/15/2051	30,803	22,836
	Broadcom Inc.	5.700%	1/15/2056	17,661	17,509
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	8,200	7,691
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,800	9,655
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	6,425	6,427
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,925	3,916
	Cadence Design Systems Inc.	4.300%	9/10/2029	16,650	16,515
	Cadence Design Systems Inc.	4.700%	9/10/2034	26,850	26,281
	CDW LLC	4.250%	4/1/2028	8,481	8,385
	CDW LLC	3.250%	2/15/2029	9,169	8,768
	CDW LLC	5.100%	3/1/2030	3,208	3,200
	CDW LLC	5.550%	8/22/2034	3,778	3,727
	CGI Inc.	4.950%	3/14/2030	8,700	8,662
	CGI Inc.	2.300%	9/14/2031	4,600	3,991
	Cintas Corp. No. 2	4.200%	5/1/2028	6,450	6,427
	Cintas Corp. No. 2	4.000%	5/1/2032	9,700	9,340
	Cisco Systems Inc.	4.550%	2/24/2028	8,075	8,107
	Cisco Systems Inc.	4.850%	2/26/2029	92,470	93,449
	Cisco Systems Inc.	4.750%	2/24/2030	11,780	11,888
	Cisco Systems Inc.	4.950%	2/26/2031	42,991	43,697
	Cisco Systems Inc.	4.950%	2/24/2032	26,051	26,365
	Cisco Systems Inc.	5.050%	2/26/2034	53,352	53,814
	Cisco Systems Inc.	5.100%	2/24/2035	12,159	12,282
	Cisco Systems Inc.	5.900%	2/15/2039	22,966	24,332
	Cisco Systems Inc.	5.500%	1/15/2040	10,142	10,333
	Cisco Systems Inc.	5.300%	2/26/2054	44,575	42,144
	Cisco Systems Inc.	5.500%	2/24/2055	6,530	6,373
	Cisco Systems Inc.	5.350%	2/26/2064	12,395	11,581
	Concentrix Corp.	6.600%	8/2/2028	9,098	9,067
	Concentrix Corp.	6.500%	3/1/2029	3,300	3,184
	Corning Inc.	4.700%	3/15/2037	2,475	2,374
	Corning Inc.	5.750%	8/15/2040	8,460	8,659
	Corning Inc.	4.750%	3/15/2042	5,059	4,623
	Corning Inc.	5.350%	11/15/2048	1,500	1,429
	Corning Inc.	5.850%	11/15/2068	3,200	3,160
	Corning Inc.	5.450%	11/15/2079	16,800	15,587
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	9,725	9,275
	Dell Inc.	6.500%	4/15/2038	5,200	5,596
	Dell International LLC	6.100%	7/15/2027	22,554	22,933
	Dell International LLC	5.250%	2/1/2028	10,490	10,603
	Dell International LLC	4.750%	4/1/2028	12,328	12,365
	Dell International LLC	4.150%	2/15/2029	8,867	8,761
	Dell International LLC	5.300%	10/1/2029	2,789	2,836
	Dell International LLC	4.350%	2/1/2030	5,550	5,475
	Dell International LLC	5.000%	4/1/2030	2,006	2,024
	Dell International LLC	6.200%	7/15/2030	4,868	5,104
	Dell International LLC	4.500%	2/15/2031	27,309	26,943
	Dell International LLC	4.750%	7/15/2031	5,850	5,815
	Dell International LLC	5.300%	4/1/2032	34,141	34,713
	Dell International LLC	4.750%	10/6/2032	14,784	14,609
	Dell International LLC	5.750%	2/1/2033	8,290	8,616
105

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.000%	2/15/2034	11,700	11,551
	Dell International LLC	5.400%	4/15/2034	12,950	13,135
	Dell International LLC	4.850%	2/1/2035	28,622	27,916
	Dell International LLC	5.500%	4/1/2035	12,914	13,149
	Dell International LLC	5.100%	2/15/2036	15,326	15,104
	Dell International LLC	8.100%	7/15/2036	11,358	13,509
	Dell International LLC	5.250%	2/15/2037	17,600	17,328
	Dell International LLC	3.375%	12/15/2041	10,500	8,002
	Dell International LLC	8.350%	7/15/2046	7,046	8,901
	Dell International LLC	3.450%	12/15/2051	5,320	3,716
	DXC Technology Co.	2.375%	9/15/2028	6,900	6,501
	Equifax Inc.	5.100%	6/1/2028	31,800	32,054
	Equifax Inc.	4.800%	9/15/2029	1,477	1,478
	Equifax Inc.	3.100%	5/15/2030	10,310	9,665
	Equifax Inc.	2.350%	9/15/2031	11,000	9,678
[3]	Fidelity National Information Services Inc.	1.650%	3/1/2028	7,500	7,135
	Fidelity National Information Services Inc.	4.450%	3/10/2028	3,977	3,963
	Fidelity National Information Services Inc.	4.550%	3/10/2029	18,811	18,666
[3]	Fidelity National Information Services Inc.	2.250%	3/1/2031	14,700	13,016
	Fidelity National Information Services Inc.	4.800%	3/10/2031	11,047	10,928
	Fidelity National Information Services Inc.	5.100%	7/15/2032	10,000	10,000
	Fidelity National Information Services Inc.	3.100%	3/1/2041	9,000	6,537
	Fiserv Inc.	5.450%	3/2/2028	19,300	19,488
	Fiserv Inc.	4.200%	10/1/2028	11,000	10,849
	Fiserv Inc.	3.500%	7/1/2029	50,226	48,206
	Fiserv Inc.	4.750%	3/15/2030	27,800	27,510
	Fiserv Inc.	2.650%	6/1/2030	11,000	10,060
	Fiserv Inc.	4.550%	2/15/2031	13,275	12,965
	Fiserv Inc.	5.600%	3/2/2033	10,000	10,107
	Fiserv Inc.	5.625%	8/21/2033	21,887	22,134
	Fiserv Inc.	5.450%	3/15/2034	12,010	11,907
	Fiserv Inc.	5.150%	8/12/2034	15,090	14,664
	Fiserv Inc.	5.250%	8/11/2035	10,046	9,789
	Fiserv Inc.	4.400%	7/1/2049	7,425	5,917
	Flex Ltd.	4.875%	6/15/2029	9,819	9,832
	Flex Ltd.	4.875%	5/12/2030	4,000	3,991
	Flex Ltd.	5.250%	1/15/2032	11,857	11,866
	Flex Ltd.	5.375%	11/13/2035	7,347	7,245
	Fortinet Inc.	2.200%	3/15/2031	5,000	4,462
	Gartner Inc.	4.950%	3/20/2031	9,500	9,271
	Gartner Inc.	5.600%	11/20/2035	10,625	10,048
	Genpact Luxembourg Sarl	6.000%	6/4/2029	4,125	4,218
	Genpact UK Finco plc	4.950%	11/18/2030	3,400	3,349
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,633	10,574
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,050	6,038
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	5,885	5,879
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	14,000	14,170
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	10,039	9,936
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	7,184	7,172
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	23,485	23,351
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	12,937	12,694
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	24,650	24,541
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	17,903	17,968
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	42,359	41,519
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	13,011	13,328
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	17,557	16,292
	HP Inc.	4.750%	1/15/2028	10,030	10,055
	HP Inc.	4.000%	4/15/2029	9,810	9,618
	HP Inc.	5.400%	4/25/2030	9,750	9,925
	HP Inc.	3.400%	6/17/2030	16,000	15,160
	HP Inc.	2.650%	6/17/2031	11,000	9,836
	HP Inc.	4.200%	4/15/2032	10,345	9,868
	HP Inc.	6.100%	4/25/2035	6,229	6,519
	HP Inc.	6.000%	9/15/2041	11,654	11,723
	Hubbell Inc.	3.150%	8/15/2027	3,425	3,378
	Hubbell Inc.	3.500%	2/15/2028	4,645	4,569
	Hubbell Inc.	2.300%	3/15/2031	3,000	2,696
	Hubbell Inc.	4.650%	6/15/2031	6,400	6,375
	Hubbell Inc.	4.900%	6/15/2033	6,857	6,807
	Hubbell Inc.	4.800%	11/15/2035	5,000	4,860
106

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hubbell Inc.	5.150%	6/15/2036	4,755	4,733
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	6,000	5,999
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	6,750	6,267
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	17,692	15,899
	Intel Corp.	3.750%	8/5/2027	5,500	5,459
	Intel Corp.	4.875%	2/10/2028	28,490	28,600
	Intel Corp.	1.600%	8/12/2028	10,830	10,190
	Intel Corp.	4.000%	8/5/2029	15,500	15,203
	Intel Corp.	2.450%	11/15/2029	41,000	38,148
	Intel Corp.	5.125%	2/10/2030	13,000	13,155
	Intel Corp.	3.900%	3/25/2030	23,505	22,823
	Intel Corp.	4.650%	6/1/2031	2,574	2,549
	Intel Corp.	4.150%	8/5/2032	17,600	16,875
	Intel Corp.	4.000%	12/15/2032	13,700	12,930
	Intel Corp.	5.200%	2/10/2033	34,933	35,320
	Intel Corp.	5.000%	8/15/2033	28,576	28,354
	Intel Corp.	5.300%	5/15/2036	37,315	37,104
	Intel Corp.	4.600%	3/25/2040	3,274	2,950
	Intel Corp.	2.800%	8/12/2041	8,000	5,584
	Intel Corp.	4.800%	10/1/2041	12,072	10,784
	Intel Corp.	4.250%	12/15/2042	10,903	9,003
	Intel Corp.	5.625%	2/10/2043	19,000	18,469
	Intel Corp.	4.900%	7/29/2045	18,500	16,051
	Intel Corp.	4.100%	5/19/2046	21,725	16,841
	Intel Corp.	3.734%	12/8/2047	19,850	14,289
	Intel Corp.	3.250%	11/15/2049	41,879	27,273
	Intel Corp.	4.750%	3/25/2050	11,259	9,338
	Intel Corp.	3.050%	8/12/2051	7,300	4,572
	Intel Corp.	4.900%	8/5/2052	25,000	20,996
	Intel Corp.	5.700%	2/10/2053	33,686	31,774
	Intel Corp.	5.600%	2/21/2054	15,000	14,018
	Intel Corp.	6.125%	5/15/2056	32,065	32,046
	Intel Corp.	3.100%	2/15/2060	10,100	5,739
	Intel Corp.	3.200%	8/12/2061	17,900	10,385
	Intel Corp.	5.050%	8/5/2062	17,696	14,780
	Intel Corp.	5.900%	2/10/2063	13,365	12,783
	Intel Corp.	6.200%	5/15/2066	6,125	6,081
	International Business Machines Corp.	4.500%	2/6/2028	22,360	22,370
	International Business Machines Corp.	4.650%	2/10/2028	19,240	19,291
	International Business Machines Corp.	4.000%	2/3/2029	21,875	21,599
	International Business Machines Corp.	3.500%	5/15/2029	40,955	39,802
[3]	International Business Machines Corp.	4.800%	2/10/2030	11,300	11,360
	International Business Machines Corp.	1.950%	5/15/2030	32,620	29,478
[3]	International Business Machines Corp.	5.000%	2/10/2032	14,400	14,479
	International Business Machines Corp.	4.600%	2/3/2033	8,492	8,316
	International Business Machines Corp.	4.750%	2/6/2033	24,285	24,125
[3]	International Business Machines Corp.	5.200%	2/10/2035	22,802	22,883
	International Business Machines Corp.	4.950%	2/3/2036	12,594	12,283
	International Business Machines Corp.	4.150%	5/15/2039	10,697	9,315
	International Business Machines Corp.	2.850%	5/15/2040	9,810	7,163
	International Business Machines Corp.	4.000%	6/20/2042	21,966	17,962
	International Business Machines Corp.	4.250%	5/15/2049	32,275	25,257
	International Business Machines Corp.	2.950%	5/15/2050	12,255	7,593
	International Business Machines Corp.	4.900%	7/27/2052	7,054	5,986
	International Business Machines Corp.	5.100%	2/6/2053	9,490	8,319
[3]	International Business Machines Corp.	5.700%	2/10/2055	40,679	38,946
	International Business Machines Corp.	5.800%	2/3/2056	8,858	8,582
	Intuit Inc.	1.650%	7/15/2030	9,500	8,445
	Intuit Inc.	4.950%	6/15/2031	9,725	9,721
	Intuit Inc.	5.200%	9/15/2033	10,000	10,038
	Intuit Inc.	5.500%	6/15/2036	12,950	12,900
	Intuit Inc.	5.500%	9/15/2053	13,500	12,139
	Jabil Inc.	3.950%	1/12/2028	6,000	5,938
	Jabil Inc.	4.200%	2/1/2029	6,231	6,138
	Jabil Inc.	3.600%	1/15/2030	6,070	5,809
	Jabil Inc.	3.000%	1/15/2031	10,500	9,649
	Jabil Inc.	4.750%	2/1/2033	6,263	6,109
	Juniper Networks Inc.	3.750%	8/15/2029	9,025	8,702
	Juniper Networks Inc.	2.000%	12/10/2030	5,600	4,928
	Juniper Networks Inc.	5.950%	3/15/2041	8,680	8,696
107

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KLA Corp.	4.100%	3/15/2029	11,041	10,931
	KLA Corp.	4.650%	7/15/2032	5,000	4,992
	KLA Corp.	3.300%	3/1/2050	25,025	17,283
	KLA Corp.	4.950%	7/15/2052	12,460	11,303
	KLA Corp.	5.250%	7/15/2062	8,080	7,482
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,600	4,322
	Kyndryl Holdings Inc.	3.150%	10/15/2031	10,760	8,973
	Kyndryl Holdings Inc.	6.350%	2/20/2034	676	636
	Kyndryl Holdings Inc.	4.100%	10/15/2041	12,555	8,934
	Lam Research Corp.	4.000%	3/15/2029	11,580	11,451
	Lam Research Corp.	1.900%	6/15/2030	10,394	9,404
	Lam Research Corp.	4.875%	3/15/2049	11,046	10,034
	Lam Research Corp.	2.875%	6/15/2050	19,600	12,571
	Lam Research Corp.	3.125%	6/15/2060	4,900	3,062
	Leidos Inc.	4.100%	3/15/2029	7,500	7,377
	Leidos Inc.	4.375%	5/15/2030	700	686
	Leidos Inc.	2.300%	2/15/2031	32,245	28,656
	Leidos Inc.	5.750%	3/15/2033	5,512	5,667
	Leidos Inc.	5.500%	3/15/2035	21,590	21,749
	Leidos Inc.	5.000%	3/15/2036	7,652	7,365
	Marvell Technology Inc.	2.450%	4/15/2028	7,000	6,741
[3]	Marvell Technology Inc.	4.875%	6/22/2028	5,708	5,733
	Marvell Technology Inc.	5.750%	2/15/2029	4,675	4,794
	Marvell Technology Inc.	4.750%	7/15/2030	10,900	10,875
	Marvell Technology Inc.	5.950%	9/15/2033	6,000	6,299
	Marvell Technology Inc.	5.450%	7/15/2035	14,100	14,292
	Marvell Technology Inc.	5.300%	4/15/2036	12,837	12,772
	Microchip Technology Inc.	4.900%	3/15/2028	9,400	9,445
	Microchip Technology Inc.	5.050%	3/15/2029	49,812	50,189
	Microchip Technology Inc.	5.050%	2/15/2030	7,150	7,179
	Micron Technology Inc.	2.703%	4/15/2032	10,580	9,481
	Micron Technology Inc.	3.366%	11/1/2041	12,000	9,367
	Micron Technology Inc.	3.477%	11/1/2051	3,250	2,316
	Microsoft Corp.	3.500%	2/12/2035	23,825	21,952
	Microsoft Corp.	3.450%	8/8/2036	46,559	41,530
	Microsoft Corp.	4.100%	2/6/2037	10,892	10,248
	Microsoft Corp.	3.700%	8/8/2046	43,125	33,620
	Microsoft Corp.	4.500%	6/15/2047	8,930	7,788
	Microsoft Corp.	2.525%	6/1/2050	102,192	60,793
	Microsoft Corp.	2.500%	9/15/2050	16,100	9,500
	Microsoft Corp.	2.921%	3/17/2052	92,454	58,682
	Microsoft Corp.	2.675%	6/1/2060	53,376	29,460
[8]	Mobility Global Inc.	5.050%	6/15/2029	8,354	8,370
[8]	Mobility Global Inc.	5.450%	6/15/2031	8,358	8,450
[8]	Mobility Global Inc.	6.050%	6/15/2036	8,999	9,096
	Moody's Corp.	3.250%	1/15/2028	4,460	4,393
	Moody's Corp.	4.250%	2/1/2029	4,000	3,974
	Moody's Corp.	2.000%	8/19/2031	31,750	27,920
	Moody's Corp.	2.750%	8/19/2041	16,000	11,337
	Moody's Corp.	5.250%	7/15/2044	5,515	5,197
	Moody's Corp.	4.875%	12/17/2048	4,000	3,534
	Moody's Corp.	3.250%	5/20/2050	3,225	2,161
	Moody's Corp.	3.750%	2/25/2052	5,000	3,666
	Moody's Corp.	3.100%	11/29/2061	8,400	5,024
	Motorola Solutions Inc.	4.600%	2/23/2028	9,917	9,940
	Motorola Solutions Inc.	5.000%	4/15/2029	1,650	1,667
	Motorola Solutions Inc.	4.600%	5/23/2029	6,630	6,610
	Motorola Solutions Inc.	4.850%	8/15/2030	21,825	21,870
	Motorola Solutions Inc.	2.300%	11/15/2030	8,500	7,659
	Motorola Solutions Inc.	2.750%	5/24/2031	5,700	5,180
	Motorola Solutions Inc.	5.600%	6/1/2032	4,200	4,322
	Motorola Solutions Inc.	5.200%	8/15/2032	12,700	12,809
	Motorola Solutions Inc.	5.550%	8/15/2035	35,250	35,880
	Motorola Solutions Inc.	5.500%	9/1/2044	1,985	1,921
	MSCI Inc.	5.250%	9/1/2035	13,469	13,185
	NetApp Inc.	2.700%	6/22/2030	17,506	16,125
	NetApp Inc.	5.500%	3/17/2032	9,678	9,882
	NetApp Inc.	5.700%	3/17/2035	13,727	14,056
	Nokia OYJ	6.625%	5/15/2039	5,250	5,565
	Nordson Corp.	5.600%	9/15/2028	2,500	2,547
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordson Corp.	4.500%	12/15/2029	6,150	6,107
	Nordson Corp.	5.800%	9/15/2033	4,987	5,187
	NVIDIA Corp.	1.550%	6/15/2028	13,000	12,325
	NVIDIA Corp.	4.250%	6/15/2028	45,350	45,259
	NVIDIA Corp.	4.350%	6/15/2029	45,350	45,213
	NVIDIA Corp.	2.850%	4/1/2030	14,018	13,260
	NVIDIA Corp.	2.000%	6/15/2031	13,000	11,599
	NVIDIA Corp.	4.500%	6/15/2031	55,263	55,074
	NVIDIA Corp.	4.750%	6/15/2033	45,359	45,216
	NVIDIA Corp.	4.950%	6/15/2036	51,844	51,388
	NVIDIA Corp.	3.500%	4/1/2040	10,800	8,973
	NVIDIA Corp.	5.550%	6/15/2046	38,875	38,579
	NVIDIA Corp.	3.500%	4/1/2050	34,760	25,453
	NVIDIA Corp.	5.625%	6/15/2056	45,361	45,015
	NVIDIA Corp.	3.700%	4/1/2060	3,507	2,536
	NXP BV	4.300%	8/19/2028	4,825	4,790
	NXP BV	5.550%	12/1/2028	5,000	5,088
	NXP BV	4.300%	6/18/2029	16,630	16,450
	NXP BV	3.400%	5/1/2030	11,240	10,706
	NXP BV	2.500%	5/11/2031	16,000	14,358
	NXP BV	2.650%	2/15/2032	17,210	15,239
	NXP BV	4.850%	8/19/2032	4,700	4,643
	NXP BV	5.250%	8/19/2035	9,650	9,644
	NXP BV	3.250%	5/11/2041	23,600	17,856
	NXP BV	3.250%	11/30/2051	6,525	4,326
	Oracle Corp.	2.300%	3/25/2028	40,043	38,326
	Oracle Corp.	4.800%	8/3/2028	14,325	14,300
	Oracle Corp.	4.550%	2/4/2029	37,630	37,104
[3]	Oracle Corp.	4.200%	9/27/2029	51,784	50,354
	Oracle Corp.	6.150%	11/9/2029	12,700	13,068
	Oracle Corp.	2.950%	4/1/2030	40,649	37,418
	Oracle Corp.	3.250%	5/15/2030	10,000	9,293
	Oracle Corp.	4.450%	9/26/2030	35,451	34,221
	Oracle Corp.	4.950%	2/4/2031	43,955	43,054
	Oracle Corp.	2.875%	3/25/2031	42,879	38,312
	Oracle Corp.	5.250%	2/3/2032	16,863	16,616
	Oracle Corp.	4.800%	9/26/2032	50,450	48,003
	Oracle Corp.	6.250%	11/9/2032	26,900	27,646
	Oracle Corp.	4.900%	2/6/2033	6,800	6,455
	Oracle Corp.	5.350%	5/4/2033	37,714	36,628
	Oracle Corp.	4.300%	7/8/2034	30,283	27,028
	Oracle Corp.	4.700%	9/27/2034	23,615	21,640
	Oracle Corp.	5.500%	8/3/2035	24,781	23,713
	Oracle Corp.	5.200%	9/26/2035	49,236	46,080
	Oracle Corp.	5.700%	2/4/2036	62,871	60,960
	Oracle Corp.	3.850%	7/15/2036	16,490	13,695
	Oracle Corp.	3.800%	11/15/2037	20,400	16,345
	Oracle Corp.	6.500%	4/15/2038	2,179	2,196
	Oracle Corp.	6.125%	7/8/2039	5,092	4,910
	Oracle Corp.	3.600%	4/1/2040	24,870	18,137
	Oracle Corp.	5.375%	7/15/2040	40,800	35,885
	Oracle Corp.	3.650%	3/25/2041	28,908	20,764
	Oracle Corp.	4.500%	7/8/2044	13,641	10,164
	Oracle Corp.	4.125%	5/15/2045	21,375	14,902
	Oracle Corp.	5.875%	9/26/2045	36,700	32,143
	Oracle Corp.	6.550%	2/4/2046	39,018	36,805
	Oracle Corp.	4.000%	7/15/2046	35,033	23,659
	Oracle Corp.	4.000%	11/15/2047	8,300	5,528
	Oracle Corp.	3.600%	4/1/2050	62,177	37,766
	Oracle Corp.	3.950%	3/25/2051	11,800	7,555
	Oracle Corp.	6.900%	11/9/2052	50,735	48,650
	Oracle Corp.	5.550%	2/6/2053	33,862	27,286
	Oracle Corp.	5.375%	9/27/2054	35,016	27,426
	Oracle Corp.	4.375%	5/15/2055	20,000	13,323
	Oracle Corp.	6.000%	8/3/2055	27,100	23,093
	Oracle Corp.	5.950%	9/26/2055	46,020	39,110
	Oracle Corp.	6.700%	2/4/2056	63,974	60,221
	Oracle Corp.	3.850%	4/1/2060	57,660	33,855
	Oracle Corp.	4.100%	3/25/2061	8,099	4,952
	Oracle Corp.	5.500%	9/27/2064	8,515	6,580
109

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.125%	8/3/2065	12,678	10,655
	Oracle Corp.	6.100%	9/26/2065	34,700	29,018
	Oracle Corp.	6.850%	2/4/2066	48,054	44,762
	Paychex Inc.	5.100%	4/15/2030	16,300	16,435
	Paychex Inc.	5.350%	4/15/2032	21,050	21,300
	Paychex Inc.	5.600%	4/15/2035	12,510	12,634
	Qorvo Inc.	4.375%	10/15/2029	9,000	8,682
	QUALCOMM Inc.	1.300%	5/20/2028	19,268	18,211
	QUALCOMM Inc.	2.150%	5/20/2030	14,485	13,255
	QUALCOMM Inc.	1.650%	5/20/2032	34,598	29,301
	QUALCOMM Inc.	4.750%	5/20/2032	2,600	2,605
	QUALCOMM Inc.	5.400%	5/20/2033	7,675	7,946
	QUALCOMM Inc.	5.000%	5/20/2035	17,430	17,346
	QUALCOMM Inc.	4.800%	5/20/2045	18,120	16,172
	QUALCOMM Inc.	4.300%	5/20/2047	15,420	12,561
	QUALCOMM Inc.	3.250%	5/20/2050	6,840	4,610
	QUALCOMM Inc.	4.500%	5/20/2052	11,000	9,090
	QUALCOMM Inc.	6.000%	5/20/2053	12,000	12,252
	Quanta Services Inc.	4.750%	8/9/2027	12,550	12,585
	Quanta Services Inc.	4.300%	8/9/2028	19,175	19,096
	Quanta Services Inc.	2.900%	10/1/2030	11,930	11,102
	Quanta Services Inc.	4.500%	1/15/2031	19,625	19,384
	Quanta Services Inc.	5.250%	8/9/2034	8,100	8,194
	Quanta Services Inc.	5.100%	8/9/2035	15,775	15,675
	RELX Capital Inc.	4.000%	3/18/2029	14,177	13,948
	RELX Capital Inc.	4.750%	3/27/2030	3,516	3,522
	RELX Capital Inc.	3.000%	5/22/2030	5,598	5,255
	RELX Capital Inc.	4.750%	5/20/2032	5,325	5,284
	RELX Capital Inc.	5.250%	3/27/2035	2,758	2,780
	Roper Technologies Inc.	1.400%	9/15/2027	17,709	17,087
	Roper Technologies Inc.	4.200%	9/15/2028	7,225	7,168
	Roper Technologies Inc.	4.250%	9/15/2028	4,786	4,748
	Roper Technologies Inc.	2.950%	9/15/2029	10,295	9,764
	Roper Technologies Inc.	2.000%	6/30/2030	13,776	12,363
	Roper Technologies Inc.	4.450%	9/15/2030	6,693	6,603
	Roper Technologies Inc.	1.750%	2/15/2031	10,000	8,698
	Roper Technologies Inc.	4.900%	10/15/2034	11,400	11,015
	Roper Technologies Inc.	5.100%	9/15/2035	16,425	15,957
	S&P Global Inc.	4.750%	8/1/2028	8,865	8,907
	S&P Global Inc.	2.950%	3/1/2029	25,070	24,076
	S&P Global Inc.	2.500%	12/1/2029	5,300	4,955
	S&P Global Inc.	1.250%	8/15/2030	7,400	6,460
[8]	S&P Global Inc.	4.250%	1/15/2031	8,304	8,127
	S&P Global Inc.	2.900%	3/1/2032	16,000	14,495
	S&P Global Inc.	5.250%	9/15/2033	15,000	15,321
[8]	S&P Global Inc.	4.800%	12/4/2035	4,848	4,731
	S&P Global Inc.	3.250%	12/1/2049	6,500	4,519
	S&P Global Inc.	3.700%	3/1/2052	7,820	5,800
	S&P Global Inc.	2.300%	8/15/2060	7,950	3,906
	S&P Global Inc.	3.900%	3/1/2062	5,545	4,000
	Salesforce Inc.	4.500%	3/15/2028	28,720	28,691
	Salesforce Inc.	3.700%	4/11/2028	17,050	16,828
	Salesforce Inc.	1.500%	7/15/2028	12,440	11,712
	Salesforce Inc.	4.650%	3/15/2029	30,000	29,988
	Salesforce Inc.	1.950%	7/15/2031	22,090	19,238
	Salesforce Inc.	4.900%	9/15/2031	37,381	37,294
	Salesforce Inc.	5.200%	3/15/2033	34,753	34,819
	Salesforce Inc.	5.550%	3/15/2036	66,575	66,386
	Salesforce Inc.	2.700%	7/15/2041	21,090	14,384
	Salesforce Inc.	6.400%	3/15/2046	18,850	19,021
	Salesforce Inc.	2.900%	7/15/2051	22,073	12,879
	Salesforce Inc.	6.550%	3/15/2056	47,150	47,198
	Salesforce Inc.	3.050%	7/15/2061	14,205	7,965
	Salesforce Inc.	6.700%	3/15/2066	15,125	15,212
	ServiceNow Inc.	4.250%	5/15/2028	9,649	9,618
	ServiceNow Inc.	1.400%	9/1/2030	25,480	22,336
	ServiceNow Inc.	4.700%	8/15/2031	7,730	7,690
	ServiceNow Inc.	5.050%	5/15/2033	8,351	8,342
	ServiceNow Inc.	5.400%	5/15/2036	16,090	16,070
[3]	ServiceNow Inc.	6.300%	5/15/2056	9,640	9,805
110

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Skyworks Solutions Inc.	3.000%	6/1/2031	9,500	8,530
	Sony Group Corp.	4.657%	6/30/2031	6,478	6,483
	Sony Group Corp.	5.089%	6/30/2036	6,479	6,477
	Synopsys Inc.	4.650%	4/1/2028	4,585	4,591
	Synopsys Inc.	4.850%	4/1/2030	24,181	24,223
	Synopsys Inc.	5.000%	4/1/2032	55,186	55,284
	Synopsys Inc.	5.150%	4/1/2035	29,880	29,731
	Synopsys Inc.	5.700%	4/1/2055	20,203	19,606
	TD SYNNEX Corp.	2.375%	8/9/2028	6,000	5,707
	TD SYNNEX Corp.	4.300%	1/17/2029	7,053	6,957
	TD SYNNEX Corp.	5.300%	10/10/2035	18,750	18,447
	Teledyne FLIR LLC	2.500%	8/1/2030	4,500	4,113
	Texas Instruments Inc.	2.900%	11/3/2027	7,497	7,373
	Texas Instruments Inc.	4.600%	2/15/2028	10,000	10,043
	Texas Instruments Inc.	2.250%	9/4/2029	29,906	27,976
	Texas Instruments Inc.	4.500%	5/23/2030	7,800	7,793
	Texas Instruments Inc.	1.900%	9/15/2031	3,900	3,420
	Texas Instruments Inc.	4.900%	3/14/2033	14,000	14,181
	Texas Instruments Inc.	5.100%	5/23/2035	2,500	2,520
	Texas Instruments Inc.	3.875%	3/15/2039	11,500	10,057
	Texas Instruments Inc.	4.150%	5/15/2048	16,533	13,577
	Texas Instruments Inc.	2.700%	9/15/2051	4,000	2,449
	Texas Instruments Inc.	4.100%	8/16/2052	3,750	2,987
	Texas Instruments Inc.	5.000%	3/14/2053	13,262	12,108
	Texas Instruments Inc.	5.150%	2/8/2054	8,654	8,114
	Texas Instruments Inc.	5.050%	5/18/2063	18,733	16,723
[3]	TR Finance LLC	5.500%	8/15/2035	3,075	3,112
[3]	TR Finance LLC	5.850%	4/15/2040	4,111	4,086
[3]	TR Finance LLC	5.650%	11/23/2043	2,750	2,704
	TSMC Arizona Corp.	4.125%	4/22/2029	5,700	5,652
	TSMC Arizona Corp.	2.500%	10/25/2031	24,400	22,063
	TSMC Arizona Corp.	4.250%	4/22/2032	3,350	3,304
	TSMC Arizona Corp.	3.125%	10/25/2041	10,500	8,492
	TSMC Arizona Corp.	3.250%	10/25/2051	16,850	12,662
	TSMC Arizona Corp.	4.500%	4/22/2052	9,900	9,217
	Verisk Analytics Inc.	4.125%	3/15/2029	10,090	9,966
	Verisk Analytics Inc.	4.450%	3/15/2031	6,246	6,113
	Verisk Analytics Inc.	5.250%	6/5/2034	10,250	10,227
	Verisk Analytics Inc.	5.250%	3/15/2035	6,608	6,571
	Verisk Analytics Inc.	5.125%	3/15/2036	10,400	10,162
	Verisk Analytics Inc.	3.625%	5/15/2050	13,900	9,835
	VMware LLC	1.800%	8/15/2028	8,000	7,566
	VMware LLC	4.700%	5/15/2030	11,254	11,267
	VMware LLC	2.200%	8/15/2031	16,300	14,356
	Workday Inc.	3.700%	4/1/2029	8,200	7,969
	Workday Inc.	3.800%	4/1/2032	15,512	14,447
	Xilinx Inc.	2.375%	6/1/2030	10,940	10,078
					8,557,904
Utilities (2.6%)
	AEP Texas Inc.	3.950%	6/1/2028	8,050	7,959
	AEP Texas Inc.	5.450%	5/15/2029	5,000	5,098
[3]	AEP Texas Inc.	2.100%	7/1/2030	7,857	7,109
	AEP Texas Inc.	5.400%	6/1/2033	1,359	1,380
	AEP Texas Inc.	5.700%	5/15/2034	10,434	10,768
[3]	AEP Texas Inc.	5.200%	4/15/2036	2,600	2,561
	AEP Texas Inc.	3.800%	10/1/2047	6,000	4,466
[3]	AEP Texas Inc.	4.150%	5/1/2049	1,000	769
[3]	AEP Texas Inc.	3.450%	1/15/2050	6,126	4,190
	AEP Texas Inc.	5.250%	5/15/2052	1,450	1,313
	AEP Texas Inc.	5.850%	10/15/2055	25,946	25,452
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,500	2,517
	AEP Transmission Co. LLC	5.250%	6/1/2036	4,087	4,102
	AEP Transmission Co. LLC	4.000%	12/1/2046	4,071	3,269
	AEP Transmission Co. LLC	3.750%	12/1/2047	4,750	3,594
	AEP Transmission Co. LLC	4.250%	9/15/2048	4,070	3,328
	AEP Transmission Co. LLC	3.800%	6/15/2049	3,925	2,942
	AEP Transmission Co. LLC	3.150%	9/15/2049	9,090	6,058
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	3,250	2,396
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	5,200	3,169
111

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	6,000	4,998
	AEP Transmission Co. LLC	5.400%	3/15/2053	16,300	15,585
	AES Corp.	5.450%	6/1/2028	18,000	18,197
	AES Corp.	5.200%	7/15/2029	2,850	2,867
	AES Corp.	2.450%	1/15/2031	12,500	11,175
	AES Corp.	5.800%	3/15/2032	11,944	12,103
	AES Corp.	5.750%	7/15/2033	5,185	5,216
	Alabama Power Co.	3.750%	9/1/2027	17,600	17,497
[3]	Alabama Power Co.	1.450%	9/15/2030	8,800	7,734
[3]	Alabama Power Co.	4.300%	3/15/2031	4,400	4,326
	Alabama Power Co.	3.050%	3/15/2032	9,080	8,320
	Alabama Power Co.	3.940%	9/1/2032	10,640	10,183
	Alabama Power Co.	5.850%	11/15/2033	4,900	5,151
	Alabama Power Co.	5.100%	4/2/2035	11,818	11,887
	Alabama Power Co.	6.125%	5/15/2038	1,900	2,039
	Alabama Power Co.	6.000%	3/1/2039	5,742	6,080
	Alabama Power Co.	3.850%	12/1/2042	3,350	2,729
	Alabama Power Co.	4.150%	8/15/2044	3,650	3,026
	Alabama Power Co.	3.750%	3/1/2045	16,825	13,088
	Alabama Power Co.	4.300%	1/2/2046	14,950	12,469
	Alabama Power Co.	3.450%	10/1/2049	12,473	8,849
	Alabama Power Co.	3.125%	7/15/2051	13,924	9,171
	Alabama Power Co.	3.000%	3/15/2052	3,580	2,277
	Alliant Energy Corp.	5.750%	4/1/2056	2,714	2,683
	Ameren Corp.	1.750%	3/15/2028	5,000	4,766
	Ameren Corp.	5.000%	1/15/2029	7,100	7,159
	Ameren Corp.	3.500%	1/15/2031	27,572	26,128
	Ameren Corp.	5.375%	3/15/2035	40,677	41,133
	Ameren Corp.	5.000%	5/15/2036	11,300	11,030
	Ameren Illinois Co.	3.800%	5/15/2028	4,875	4,819
	Ameren Illinois Co.	1.550%	11/15/2030	5,000	4,398
	Ameren Illinois Co.	3.850%	9/1/2032	2,500	2,373
	Ameren Illinois Co.	4.950%	6/1/2033	8,175	8,185
	Ameren Illinois Co.	3.700%	12/1/2047	17,405	13,155
	Ameren Illinois Co.	4.500%	3/15/2049	8,950	7,555
	Ameren Illinois Co.	3.250%	3/15/2050	3,165	2,163
	Ameren Illinois Co.	2.900%	6/15/2051	3,500	2,206
	Ameren Illinois Co.	5.900%	12/1/2052	8,500	8,688
	Ameren Illinois Co.	5.550%	7/1/2054	700	680
	Ameren Illinois Co.	5.625%	3/1/2055	8,902	8,742
	American Electric Power Co. Inc.	5.750%	11/1/2027	5,641	5,728
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,925	2,874
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	13,834	13,746
	American Electric Power Co. Inc.	5.200%	1/15/2029	2,750	2,791
	American Electric Power Co. Inc.	2.300%	3/1/2030	4,700	4,319
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,500	3,687
	American Electric Power Co. Inc.	5.625%	3/1/2033	13,439	13,926
	American Electric Power Co. Inc.	3.250%	3/1/2050	3,550	2,398
	American Electric Power Co. Inc.	6.950%	12/15/2054	9,105	9,718
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,500	9,869
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	14,168	14,084
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	14,865	14,776
	American Water Capital Corp.	2.950%	9/1/2027	11,000	10,830
	American Water Capital Corp.	3.450%	6/1/2029	7,120	6,905
	American Water Capital Corp.	4.625%	6/1/2029	4,150	4,153
	American Water Capital Corp.	2.800%	5/1/2030	3,000	2,805
	American Water Capital Corp.	2.300%	6/1/2031	15,000	13,404
	American Water Capital Corp.	4.450%	6/1/2032	2,200	2,160
	American Water Capital Corp.	5.150%	3/1/2034	7,500	7,592
	American Water Capital Corp.	5.250%	3/1/2035	34,703	35,092
	American Water Capital Corp.	5.200%	4/1/2036	7,600	7,590
	American Water Capital Corp.	3.750%	9/1/2047	11,935	9,072
	American Water Capital Corp.	4.200%	9/1/2048	5,293	4,266
	American Water Capital Corp.	3.250%	6/1/2051	21,500	14,497
	American Water Capital Corp.	5.450%	3/1/2054	10,000	9,576
	American Water Capital Corp.	5.700%	9/1/2055	17,528	17,350
[3]	Appalachian Power Co.	2.700%	4/1/2031	12,000	10,929
[3]	Appalachian Power Co.	4.500%	8/1/2032	8,524	8,351
	Appalachian Power Co.	7.000%	4/1/2038	10,752	11,988
	Appalachian Power Co.	4.400%	5/15/2044	8,395	7,075
112

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Appalachian Power Co.	4.450%	6/1/2045	3,125	2,607
[3]	Appalachian Power Co.	4.500%	3/1/2049	1,291	1,062
	Arizona Public Service Co.	2.950%	9/15/2027	5,300	5,203
	Arizona Public Service Co.	2.600%	8/15/2029	3,000	2,820
	Arizona Public Service Co.	6.350%	12/15/2032	14,446	15,401
	Arizona Public Service Co.	5.550%	8/1/2033	11,840	12,157
	Arizona Public Service Co.	5.700%	8/15/2034	7,102	7,329
	Arizona Public Service Co.	5.100%	3/15/2036	7,585	7,461
	Arizona Public Service Co.	5.050%	9/1/2041	1,505	1,407
	Arizona Public Service Co.	4.500%	4/1/2042	875	764
	Arizona Public Service Co.	4.350%	11/15/2045	3,000	2,462
	Arizona Public Service Co.	3.750%	5/15/2046	2,250	1,698
	Arizona Public Service Co.	4.200%	8/15/2048	2,700	2,144
	Arizona Public Service Co.	3.350%	5/15/2050	1,069	724
	Arizona Public Service Co.	2.650%	9/15/2050	10,000	6,017
	Arizona Public Service Co.	5.900%	8/15/2055	13,250	13,287
	Atlantic City Electric Co.	2.300%	3/15/2031	3,500	3,140
	Atmos Energy Corp.	2.625%	9/15/2029	4,750	4,488
	Atmos Energy Corp.	1.500%	1/15/2031	5,500	4,801
	Atmos Energy Corp.	4.750%	1/15/2032	12,550	12,509
	Atmos Energy Corp.	5.450%	10/15/2032	1,700	1,750
	Atmos Energy Corp.	5.900%	11/15/2033	9,750	10,341
[3]	Atmos Energy Corp.	5.200%	8/15/2035	29,200	29,568
	Atmos Energy Corp.	5.500%	6/15/2041	4,660	4,665
	Atmos Energy Corp.	4.150%	1/15/2043	3,435	2,909
	Atmos Energy Corp.	4.125%	10/15/2044	4,915	4,108
	Atmos Energy Corp.	3.375%	9/15/2049	2,570	1,804
	Atmos Energy Corp.	2.850%	2/15/2052	9,304	5,812
	Atmos Energy Corp.	5.750%	10/15/2052	6,000	6,030
	Atmos Energy Corp.	6.200%	11/15/2053	11,600	12,316
	Atmos Energy Corp.	5.000%	12/15/2054	8,638	7,773
	Atmos Energy Corp.	5.450%	1/15/2056	10,435	10,055
	Avangrid Inc.	3.800%	6/1/2029	3,900	3,797
	Avista Corp.	4.350%	6/1/2048	8,200	6,735
	Avista Corp.	4.000%	4/1/2052	4,000	3,019
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	6,000	5,351
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	4,375	4,413
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	7,525	7,612
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	27,250	27,716
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	3,551	3,836
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	4,450	3,346
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	4,000	2,680
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	4,168	2,628
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	18,475	15,398
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	7,887	7,464
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	9,868	9,689
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	5,800	5,983
	Basin Electric Power Cooperative	5.850%	10/15/2055	5,100	4,972
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	9,950	9,609
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	29,086	25,191
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	30,300	32,310
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	16,875	15,901
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	11,148	8,403
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	4,006	3,293
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	32,953	26,283
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	23,845	14,597
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	4,250	3,537
	Black Hills Corp.	5.950%	3/15/2028	2,500	2,549
	Black Hills Corp.	3.050%	10/15/2029	8,905	8,439
	Black Hills Corp.	2.500%	6/15/2030	5,000	4,573
	Black Hills Corp.	4.550%	1/31/2031	3,650	3,592
	Black Hills Corp.	4.350%	5/1/2033	11,245	10,711
	Black Hills Corp.	6.000%	1/15/2035	8,885	9,226
	Black Hills Corp.	4.200%	9/15/2046	3,200	2,558
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	4,000	4,055
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	4,389	4,416
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,100	3,695
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	4,000	3,642
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	2,500	2,446
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	6,250	6,262
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	9,506	9,595
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,950	7,936
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,114	11,966
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	20,914	20,456
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	3,200	2,523
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	1,675	1,320
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	8,100	5,208
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,000	4,142
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	3,650	2,643
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	5,521	4,924
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	2,400	2,275
	CenterPoint Energy Inc.	5.400%	6/1/2029	13,470	13,755
	CenterPoint Energy Inc.	2.950%	3/1/2030	6,305	5,925
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	6,700	6,935
	CenterPoint Energy Inc.	6.700%	5/15/2055	16,425	16,895
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,424	6,416
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	4,500	4,559
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	7,040	6,973
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,000	888
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	25,697	25,056
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,590	1,619
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,700	2,747
[3]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	27,010	26,198
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	8,025	6,841
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	4,539	4,700
	CMS Energy Corp.	3.450%	8/15/2027	2,975	2,939
	CMS Energy Corp.	4.875%	3/1/2044	8,205	7,288
[3]	CMS Energy Corp.	4.750%	6/1/2050	7,600	7,441
	CMS Energy Corp.	3.750%	12/1/2050	2,000	1,858
	CMS Energy Corp.	6.500%	6/1/2055	8,353	8,532
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	3,075	3,031
	Commonwealth Edison Co.	3.700%	8/15/2028	11,173	11,006
	Commonwealth Edison Co.	4.550%	6/1/2031	3,486	3,464
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	6,000	5,528
	Commonwealth Edison Co.	4.900%	2/1/2033	1,400	1,411
	Commonwealth Edison Co.	5.300%	6/1/2034	2,400	2,455
	Commonwealth Edison Co.	5.900%	3/15/2036	14,020	14,828
	Commonwealth Edison Co.	6.450%	1/15/2038	3,770	4,144
	Commonwealth Edison Co.	4.600%	8/15/2043	2,500	2,209
	Commonwealth Edison Co.	3.700%	3/1/2045	5,650	4,363
	Commonwealth Edison Co.	4.350%	11/15/2045	6,495	5,456
	Commonwealth Edison Co.	3.650%	6/15/2046	1,708	1,287
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	400	301
	Commonwealth Edison Co.	4.000%	3/1/2048	12,500	9,789
	Commonwealth Edison Co.	4.000%	3/1/2049	5,274	4,126
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	8,525	5,752
	Commonwealth Edison Co.	3.000%	3/1/2050	12,000	7,792
[3]	Commonwealth Edison Co.	3.125%	3/15/2051	7,000	4,595
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	14,230	10,548
	Commonwealth Edison Co.	5.300%	2/1/2053	3,500	3,263
	Commonwealth Edison Co.	5.650%	6/1/2054	2,250	2,217
	Commonwealth Edison Co.	5.950%	6/1/2055	35,725	36,368
	Commonwealth Edison Co.	5.850%	6/1/2056	5,543	5,588
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,250	8,345
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,000	3,014
	Connecticut Light & Power Co.	4.950%	8/15/2034	1,125	1,120
	Connecticut Light & Power Co.	4.300%	4/15/2044	5,430	4,592
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	4,650	3,829
	Connecticut Light & Power Co.	4.000%	4/1/2048	11,855	9,414
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,220	1,143
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,487	1,463
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	3,300	3,151
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	14,292	12,858
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	6,551	6,674
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	17,000	17,590
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,250	1,277
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	2,050	2,081
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	14,250	14,276
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	10,765	11,275
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	9,450	9,421
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	3,014	3,239
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	810	871
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	8,525	9,580
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	8,525	8,550
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	5,535	5,644
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,577	7,758
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	8,646	7,453
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	7,732	6,604
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	5,500	4,258
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	17,025	13,078
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	7,500	6,388
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	18,281	14,424
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	10,000	7,773
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	9,865	10,281
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	9,600	9,685
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	15,800	15,553
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	5,000	4,179
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	11,232	10,701
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	8,883	8,769
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	8,400	8,445
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,430	5,838
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	15,772	12,723
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	7,500	5,197
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	4,580	3,099
	Constellation Energy Generation LLC	3.900%	1/8/2028	5,288	5,243
	Constellation Energy Generation LLC	5.600%	3/1/2028	7,704	7,824
	Constellation Energy Generation LLC	4.550%	6/1/2029	9,950	9,913
	Constellation Energy Generation LLC	4.400%	1/15/2031	6,607	6,494
	Constellation Energy Generation LLC	4.800%	1/15/2032	7,959	7,895
	Constellation Energy Generation LLC	5.800%	3/1/2033	19,200	20,046
	Constellation Energy Generation LLC	6.125%	1/15/2034	4,090	4,344
	Constellation Energy Generation LLC	5.300%	6/1/2036	9,213	9,164
	Constellation Energy Generation LLC	6.250%	10/1/2039	11,579	12,217
	Constellation Energy Generation LLC	5.750%	10/1/2041	7,650	7,673
	Constellation Energy Generation LLC	5.600%	6/15/2042	19,048	18,764
	Constellation Energy Generation LLC	6.500%	10/1/2053	15,000	16,102
	Constellation Energy Generation LLC	5.750%	3/15/2054	7,364	7,254
	Constellation Energy Generation LLC	5.875%	1/15/2066	20,582	20,079
	Consumers Energy Co.	4.650%	3/1/2028	2,500	2,514
	Consumers Energy Co.	3.800%	11/15/2028	3,000	2,957
	Consumers Energy Co.	4.900%	2/15/2029	7,864	7,949
	Consumers Energy Co.	4.600%	5/30/2029	4,500	4,517
	Consumers Energy Co.	4.700%	1/15/2030	8,090	8,111
	Consumers Energy Co.	4.500%	1/15/2031	1,750	1,737
	Consumers Energy Co.	3.600%	8/15/2032	8,029	7,551
	Consumers Energy Co.	4.625%	5/15/2033	4,500	4,433
	Consumers Energy Co.	5.050%	5/15/2035	11,200	11,214
	Consumers Energy Co.	5.125%	5/1/2036	24,083	24,062
	Consumers Energy Co.	3.950%	5/15/2043	13,680	11,175
	Consumers Energy Co.	3.250%	8/15/2046	3,325	2,367
	Consumers Energy Co.	3.950%	7/15/2047	2,950	2,324
	Consumers Energy Co.	4.050%	5/15/2048	4,306	3,439
	Consumers Energy Co.	4.350%	4/15/2049	5,400	4,462
	Consumers Energy Co.	3.750%	2/15/2050	3,000	2,251
	Consumers Energy Co.	3.100%	8/15/2050	10,250	6,865
	Consumers Energy Co.	3.500%	8/1/2051	8,082	5,793
	Consumers Energy Co.	2.650%	8/15/2052	1,433	864
	Consumers Energy Co.	4.200%	9/1/2052	4,204	3,353
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	22,519	23,040
	Dayton Power & Light Co.	4.550%	8/15/2030	4,900	4,825
	Delmarva Power & Light Co.	4.150%	5/15/2045	5,425	4,462
	Dominion Energy Inc.	4.600%	5/15/2028	4,525	4,527
	Dominion Energy Inc.	4.250%	6/1/2028	6,624	6,580
[3]	Dominion Energy Inc.	3.375%	4/1/2030	19,524	18,642
	Dominion Energy Inc.	5.000%	6/15/2030	15,000	15,157
[3]	Dominion Energy Inc.	2.250%	8/15/2031	3,000	2,651
[3]	Dominion Energy Inc.	4.350%	8/15/2032	6,530	6,316
	Dominion Energy Inc.	5.375%	11/15/2032	14,400	14,705
[3]	Dominion Energy Inc.	6.300%	3/15/2033	6,745	7,204
[3]	Dominion Energy Inc.	5.250%	8/1/2033	6,590	6,648
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	5.450%	3/15/2035	15,910	16,150
[3]	Dominion Energy Inc.	5.950%	6/15/2035	8,640	9,076
	Dominion Energy Inc.	5.350%	6/15/2036	5,458	5,465
	Dominion Energy Inc.	7.000%	6/15/2038	4,900	5,541
[3]	Dominion Energy Inc.	3.300%	4/15/2041	10,100	7,671
[3]	Dominion Energy Inc.	4.900%	8/1/2041	21,280	19,596
[3]	Dominion Energy Inc.	4.050%	9/15/2042	5,214	4,254
	Dominion Energy Inc.	4.700%	12/1/2044	3,375	2,948
[3]	Dominion Energy Inc.	4.600%	3/15/2049	3,100	2,587
[3]	Dominion Energy Inc.	4.850%	8/15/2052	7,426	6,399
[3]	Dominion Energy Inc.	7.000%	6/1/2054	6,325	6,699
[3]	Dominion Energy Inc.	6.875%	2/1/2055	2,800	2,893
	Dominion Energy Inc.	6.625%	5/15/2055	11,800	12,142
[3]	Dominion Energy Inc.	6.000%	2/15/2056	9,750	9,782
	Dominion Energy Inc.	6.200%	2/15/2056	15,100	15,150
[3]	Dominion Energy Inc.	6.150%	12/15/2056	3,852	3,864
	Dominion Energy Inc.	6.250%	12/15/2056	10,967	11,010
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	3,500	3,105
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,525	2,752
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	2,300	2,359
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	2,750	2,786
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	8,550	9,080
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	1,525	1,523
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	5,458	4,874
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	6,500	6,950
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	8,009	7,156
[3]	DTE Electric Co.	1.900%	4/1/2028	6,400	6,146
	DTE Electric Co.	2.250%	3/1/2030	20,951	19,329
[3]	DTE Electric Co.	2.625%	3/1/2031	7,985	7,307
	DTE Electric Co.	5.200%	4/1/2033	21,785	22,225
	DTE Electric Co.	5.200%	3/1/2034	16,114	16,387
	DTE Electric Co.	5.250%	5/15/2035	22,600	22,863
[3]	DTE Electric Co.	4.850%	3/1/2036	18,823	18,394
[3]	DTE Electric Co.	4.000%	4/1/2043	1,971	1,627
	DTE Electric Co.	3.700%	3/15/2045	1,750	1,360
	DTE Electric Co.	3.750%	8/15/2047	6,927	5,306
	DTE Electric Co.	3.950%	3/1/2049	8,800	6,848
	DTE Electric Co.	2.950%	3/1/2050	4,450	2,902
[3]	DTE Electric Co.	3.250%	4/1/2051	1,000	679
	DTE Electric Co.	5.400%	4/1/2053	5,561	5,328
	DTE Electric Co.	5.850%	5/15/2055	37,350	37,819
[3]	DTE Electric Co.	5.550%	3/1/2056	14,365	14,019
	DTE Energy Co.	4.950%	7/1/2027	1,350	1,357
	DTE Energy Co.	4.875%	6/1/2028	7,035	7,067
[3]	DTE Energy Co.	3.400%	6/15/2029	16,552	15,978
	DTE Energy Co.	2.950%	3/1/2030	2,625	2,470
	DTE Energy Co.	5.200%	4/1/2030	16,781	17,025
	DTE Energy Co.	5.850%	6/1/2034	19,001	19,843
	DTE Energy Co.	5.050%	10/1/2035	18,100	17,770
[3]	DTE Energy Co.	6.200%	7/1/2058	8,855	8,930
	Duke Energy Carolinas LLC	3.950%	11/15/2028	7,000	6,917
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	3,694	3,816
	Duke Energy Carolinas LLC	2.450%	8/15/2029	5,230	4,917
	Duke Energy Carolinas LLC	2.450%	2/1/2030	6,100	5,670
	Duke Energy Carolinas LLC	4.850%	3/15/2030	4,175	4,212
	Duke Energy Carolinas LLC	2.550%	4/15/2031	8,260	7,509
	Duke Energy Carolinas LLC	4.650%	6/15/2031	3,800	3,797
	Duke Energy Carolinas LLC	2.850%	3/15/2032	3,800	3,444
	Duke Energy Carolinas LLC	6.450%	10/15/2032	6,575	7,105
	Duke Energy Carolinas LLC	4.950%	1/15/2033	26,480	26,671
	Duke Energy Carolinas LLC	4.850%	1/15/2034	8,000	7,944
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	6,350	6,430
	Duke Energy Carolinas LLC	5.150%	6/15/2036	7,211	7,217
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,525	1,619
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,975	4,209
	Duke Energy Carolinas LLC	6.050%	4/15/2038	6,175	6,569
	Duke Energy Carolinas LLC	5.300%	2/15/2040	30,090	29,815
	Duke Energy Carolinas LLC	4.250%	12/15/2041	24,770	21,439
	Duke Energy Carolinas LLC	4.000%	9/30/2042	11,370	9,412
	Duke Energy Carolinas LLC	3.875%	3/15/2046	19,224	15,021
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.700%	12/1/2047	6,135	4,609
	Duke Energy Carolinas LLC	3.950%	3/15/2048	9,613	7,495
	Duke Energy Carolinas LLC	3.200%	8/15/2049	11,715	7,922
	Duke Energy Carolinas LLC	3.450%	4/15/2051	5,500	3,867
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,550	1,809
	Duke Energy Carolinas LLC	5.350%	1/15/2053	8,493	8,033
	Duke Energy Carolinas LLC	5.400%	1/15/2054	25,000	23,834
	Duke Energy Carolinas LLC	5.750%	6/15/2056	10,400	10,387
[3]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	35,210	34,501
	Duke Energy Corp.	3.150%	8/15/2027	10,125	9,980
	Duke Energy Corp.	5.000%	12/8/2027	4,930	4,970
	Duke Energy Corp.	4.300%	3/15/2028	13,400	13,354
	Duke Energy Corp.	3.400%	6/15/2029	13,450	12,995
	Duke Energy Corp.	2.450%	6/1/2030	15,000	13,791
	Duke Energy Corp.	2.550%	6/15/2031	14,400	12,986
	Duke Energy Corp.	4.500%	8/15/2032	15,331	15,034
	Duke Energy Corp.	5.750%	9/15/2033	15,000	15,646
	Duke Energy Corp.	5.450%	6/15/2034	3,725	3,802
	Duke Energy Corp.	4.950%	9/15/2035	41,500	40,598
	Duke Energy Corp.	4.800%	12/15/2045	9,276	8,108
	Duke Energy Corp.	3.750%	9/1/2046	37,809	28,237
	Duke Energy Corp.	3.950%	8/15/2047	13,187	10,058
	Duke Energy Corp.	4.200%	6/15/2049	6,734	5,238
	Duke Energy Corp.	3.500%	6/15/2051	7,100	4,839
	Duke Energy Corp.	5.000%	8/15/2052	12,754	11,096
	Duke Energy Corp.	6.100%	9/15/2053	8,300	8,439
	Duke Energy Corp.	5.800%	6/15/2054	21,011	20,468
	Duke Energy Corp.	6.450%	9/1/2054	6,300	6,529
	Duke Energy Florida LLC	3.800%	7/15/2028	14,335	14,151
	Duke Energy Florida LLC	2.500%	12/1/2029	23,697	22,168
	Duke Energy Florida LLC	1.750%	6/15/2030	7,100	6,364
	Duke Energy Florida LLC	4.200%	12/1/2030	1,550	1,522
	Duke Energy Florida LLC	2.400%	12/15/2031	1,740	1,548
	Duke Energy Florida LLC	4.850%	12/1/2035	2,000	1,957
	Duke Energy Florida LLC	6.350%	9/15/2037	3,275	3,550
	Duke Energy Florida LLC	6.400%	6/15/2038	14,150	15,431
	Duke Energy Florida LLC	5.650%	4/1/2040	6,300	6,423
	Duke Energy Florida LLC	3.850%	11/15/2042	1,000	813
	Duke Energy Florida LLC	3.400%	10/1/2046	13,665	9,881
	Duke Energy Florida LLC	4.200%	7/15/2048	3,550	2,852
	Duke Energy Florida LLC	3.000%	12/15/2051	14,300	9,195
	Duke Energy Florida LLC	5.950%	11/15/2052	12,595	12,890
	Duke Energy Florida LLC	6.200%	11/15/2053	19,595	20,673
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	1,697	1,635
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,000	2,032
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,740	2,908
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	1,454	1,429
	Duke Energy Indiana LLC	6.350%	8/15/2038	3,725	4,057
	Duke Energy Indiana LLC	6.450%	4/1/2039	968	1,060
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,960	4,565
	Duke Energy Indiana LLC	3.750%	5/15/2046	15,440	11,829
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	2,635	1,794
	Duke Energy Indiana LLC	2.750%	4/1/2050	6,972	4,284
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,650	1,667
	Duke Energy Ohio Inc.	3.650%	2/1/2029	7,265	7,119
	Duke Energy Ohio Inc.	2.125%	6/1/2030	2,700	2,459
	Duke Energy Ohio Inc.	5.250%	4/1/2033	7,583	7,722
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,825	1,842
	Duke Energy Ohio Inc.	3.700%	6/15/2046	4,766	3,617
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5,800	4,703
	Duke Energy Ohio Inc.	5.650%	4/1/2053	3,010	2,948
	Duke Energy Ohio Inc.	5.550%	3/15/2054	3,000	2,897
	Duke Energy Progress LLC	3.700%	9/1/2028	5,650	5,563
	Duke Energy Progress LLC	3.450%	3/15/2029	12,912	12,574
	Duke Energy Progress LLC	2.000%	8/15/2031	12,400	10,942
	Duke Energy Progress LLC	5.250%	3/15/2033	7,600	7,753
	Duke Energy Progress LLC	5.100%	3/15/2034	11,000	11,155
	Duke Energy Progress LLC	5.050%	3/15/2035	35,222	35,232
	Duke Energy Progress LLC	6.300%	4/1/2038	4,220	4,552
	Duke Energy Progress LLC	4.100%	5/15/2042	5,425	4,572
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	3/15/2043	6,345	5,291
	Duke Energy Progress LLC	4.375%	3/30/2044	6,175	5,254
	Duke Energy Progress LLC	4.150%	12/1/2044	3,825	3,152
	Duke Energy Progress LLC	4.200%	8/15/2045	3,425	2,821
	Duke Energy Progress LLC	3.700%	10/15/2046	4,200	3,181
	Duke Energy Progress LLC	3.600%	9/15/2047	2,825	2,089
	Duke Energy Progress LLC	2.500%	8/15/2050	2,400	1,396
	Duke Energy Progress LLC	2.900%	8/15/2051	10,923	6,833
	Duke Energy Progress LLC	4.000%	4/1/2052	4,000	3,057
	Duke Energy Progress LLC	5.350%	3/15/2053	1,395	1,315
	Duke Energy Progress LLC	5.550%	3/15/2055	10,896	10,572
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,323	1,271
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	3,400	2,910
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	3,425	2,616
[8]	East Ohio Gas Co.	2.000%	6/15/2030	1,000	899
	Edison International	4.125%	3/15/2028	1,647	1,623
	Edison International	5.250%	11/15/2028	14,500	14,526
	Edison International	5.450%	6/15/2029	12,025	12,142
	Edison International	6.950%	11/15/2029	6,200	6,478
	Edison International	4.800%	3/15/2031	11,400	11,088
	Edison International	5.250%	3/15/2032	2,339	2,307
	El Paso Electric Co.	6.000%	5/15/2035	800	822
	El Paso Electric Co.	5.000%	12/1/2044	3,200	2,796
	Emera US Finance LP	4.750%	6/15/2046	16,925	14,418
	Enel Chile SA	4.875%	6/12/2028	10,875	10,917
	Entergy Arkansas LLC	4.000%	6/1/2028	2,000	1,983
	Entergy Arkansas LLC	5.150%	1/15/2033	1,500	1,517
	Entergy Arkansas LLC	5.450%	6/1/2034	7,365	7,577
	Entergy Arkansas LLC	4.950%	1/15/2036	20,500	20,099
	Entergy Arkansas LLC	4.200%	4/1/2049	4,668	3,725
	Entergy Arkansas LLC	2.650%	6/15/2051	13,359	7,888
	Entergy Arkansas LLC	3.350%	6/15/2052	5,000	3,377
	Entergy Arkansas LLC	5.750%	1/15/2056	6,354	6,305
	Entergy Corp.	1.900%	6/15/2028	7,000	6,646
	Entergy Corp.	2.800%	6/15/2030	8,541	7,935
	Entergy Corp.	2.400%	6/15/2031	7,550	6,724
	Entergy Corp.	3.750%	6/15/2050	18,319	13,320
	Entergy Corp.	7.125%	12/1/2054	13,500	13,956
[3]	Entergy Corp.	5.875%	6/15/2056	3,600	3,600
	Entergy Corp.	6.100%	6/15/2056	9,500	9,518
	Entergy Louisiana LLC	3.120%	9/1/2027	5,600	5,524
	Entergy Louisiana LLC	3.250%	4/1/2028	4,700	4,608
	Entergy Louisiana LLC	1.600%	12/15/2030	3,200	2,810
	Entergy Louisiana LLC	3.050%	6/1/2031	8,225	7,605
	Entergy Louisiana LLC	2.350%	6/15/2032	17,500	15,316
	Entergy Louisiana LLC	4.000%	3/15/2033	12,845	12,135
	Entergy Louisiana LLC	5.350%	3/15/2034	3,850	3,940
	Entergy Louisiana LLC	4.900%	4/15/2036	15,549	15,154
	Entergy Louisiana LLC	3.100%	6/15/2041	8,956	6,778
	Entergy Louisiana LLC	4.200%	9/1/2048	9,306	7,477
	Entergy Louisiana LLC	4.200%	4/1/2050	6,200	4,921
	Entergy Louisiana LLC	2.900%	3/15/2051	6,738	4,231
	Entergy Louisiana LLC	4.750%	9/15/2052	12,140	10,461
	Entergy Louisiana LLC	5.700%	3/15/2054	20,612	20,278
	Entergy Louisiana LLC	5.800%	3/15/2055	17,750	17,746
	Entergy Louisiana LLC	5.650%	4/15/2056	9,150	8,961
	Entergy Mississippi LLC	2.850%	6/1/2028	8,225	7,985
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,008
	Entergy Mississippi LLC	5.050%	4/15/2036	13,413	13,186
	Entergy Mississippi LLC	3.850%	6/1/2049	10,525	7,915
	Entergy Mississippi LLC	3.500%	6/1/2051	8,500	5,950
	Entergy Mississippi LLC	5.850%	6/1/2054	5,350	5,338
	Entergy Mississippi LLC	5.800%	4/15/2055	6,835	6,797
	Entergy Texas Inc.	4.000%	3/30/2029	4,962	4,893
	Entergy Texas Inc.	1.750%	3/15/2031	6,000	5,251
	Entergy Texas Inc.	5.250%	4/15/2035	2,035	2,041
	Entergy Texas Inc.	5.200%	6/15/2036	3,000	2,979
	Entergy Texas Inc.	4.500%	3/30/2039	3,000	2,731
	Entergy Texas Inc.	3.550%	9/30/2049	5,585	3,985
	Entergy Texas Inc.	5.800%	9/1/2053	2,000	1,991
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Texas Inc.	5.550%	9/15/2054	2,750	2,638
	Essential Utilities Inc.	4.800%	8/15/2027	10,196	10,222
	Essential Utilities Inc.	3.566%	5/1/2029	8,836	8,567
	Essential Utilities Inc.	2.704%	4/15/2030	6,000	5,560
	Essential Utilities Inc.	5.375%	1/15/2034	5,000	5,062
	Essential Utilities Inc.	5.125%	3/15/2036	2,000	1,972
	Essential Utilities Inc.	4.276%	5/1/2049	4,300	3,434
	Essential Utilities Inc.	3.351%	4/15/2050	5,000	3,376
	Evergy Inc.	4.250%	3/15/2029	3,278	3,240
	Evergy Inc.	2.900%	9/15/2029	22,500	21,304
	Evergy Inc.	6.650%	6/1/2055	5,850	5,981
	Evergy Kansas Central Inc.	5.250%	3/15/2035	4,015	4,029
[6]	Evergy Kansas Central Inc.	5.300%	7/1/2036	16,754	16,776
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,190	4,382
	Evergy Kansas Central Inc.	4.100%	4/1/2043	4,055	3,380
	Evergy Kansas Central Inc.	4.250%	12/1/2045	3,910	3,233
	Evergy Kansas Central Inc.	3.450%	4/15/2050	8,096	5,710
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,656	2,643
[3]	Evergy Metro Inc.	2.250%	6/1/2030	3,300	3,017
	Evergy Metro Inc.	4.950%	4/15/2033	4,000	3,993
	Evergy Metro Inc.	5.400%	4/1/2034	13,000	13,314
	Evergy Metro Inc.	5.125%	8/15/2035	10,727	10,618
	Evergy Metro Inc.	5.300%	10/1/2041	3,355	3,280
	Evergy Metro Inc.	4.200%	6/15/2047	5,255	4,268
	Evergy Metro Inc.	4.200%	3/15/2048	3,000	2,414
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,307
[3]	Eversource Energy	3.300%	1/15/2028	8,850	8,665
	Eversource Energy	5.450%	3/1/2028	13,200	13,357
[3]	Eversource Energy	4.250%	4/1/2029	8,675	8,588
[3]	Eversource Energy	1.650%	8/15/2030	9,510	8,390
	Eversource Energy	2.550%	3/15/2031	3,500	3,153
	Eversource Energy	5.850%	4/15/2031	16,500	17,112
	Eversource Energy	3.375%	3/1/2032	14,500	13,320
	Eversource Energy	5.125%	5/15/2033	17,500	17,493
	Eversource Energy	5.500%	1/1/2034	12,500	12,718
	Eversource Energy	3.450%	1/15/2050	10,850	7,525
[3]	Eversource Energy	6.100%	8/15/2056	3,000	2,991
[3]	Eversource Energy	6.350%	8/15/2056	3,500	3,503
	Exelon Corp.	5.150%	3/15/2028	9,162	9,248
	Exelon Corp.	5.150%	3/15/2029	8,000	8,105
	Exelon Corp.	4.050%	4/15/2030	13,251	12,935
	Exelon Corp.	5.125%	3/15/2031	12,134	12,288
	Exelon Corp.	3.350%	3/15/2032	4,337	4,010
	Exelon Corp.	5.450%	3/15/2034	14,955	15,252
[3]	Exelon Corp.	4.950%	6/15/2035	9,790	9,510
	Exelon Corp.	5.625%	6/15/2035	4,380	4,484
	Exelon Corp.	4.950%	3/15/2036	8,479	8,236
	Exelon Corp.	5.100%	6/15/2045	2,925	2,672
	Exelon Corp.	4.450%	4/15/2046	1,350	1,122
	Exelon Corp.	4.700%	4/15/2050	6,400	5,382
	Exelon Corp.	4.100%	3/15/2052	4,000	3,056
	Exelon Corp.	5.600%	3/15/2053	19,058	18,237
	Exelon Corp.	5.875%	3/15/2055	6,353	6,278
	Exelon Corp.	6.500%	3/15/2055	8,915	9,146
[3]	FirstEnergy Corp.	3.900%	7/15/2027	15,545	15,452
	FirstEnergy Corp.	2.650%	3/1/2030	8,429	7,797
[3]	FirstEnergy Corp.	2.250%	9/1/2030	13,416	12,082
[3]	FirstEnergy Corp.	4.850%	7/15/2047	8,920	7,756
[3]	FirstEnergy Corp.	3.400%	3/1/2050	19,950	13,576
[8]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	2,100	2,088
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	3,400	3,377
	FirstEnergy Transmission LLC	4.550%	1/15/2030	7,350	7,294
	FirstEnergy Transmission LLC	4.750%	1/15/2033	5,200	5,096
	FirstEnergy Transmission LLC	5.000%	1/15/2035	1,770	1,740
	Florida Power & Light Co.	5.050%	4/1/2028	12,255	12,396
	Florida Power & Light Co.	4.400%	5/15/2028	5,250	5,253
	Florida Power & Light Co.	5.150%	6/15/2029	6,350	6,465
	Florida Power & Light Co.	4.625%	5/15/2030	9,000	9,020
	Florida Power & Light Co.	2.450%	2/3/2032	21,895	19,526
	Florida Power & Light Co.	5.100%	4/1/2033	13,000	13,167
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.800%	5/15/2033	4,613	4,594
	Florida Power & Light Co.	5.625%	4/1/2034	1,950	2,026
	Florida Power & Light Co.	5.300%	6/15/2034	4,457	4,546
	Florida Power & Light Co.	4.700%	2/15/2036	7,286	7,061
	Florida Power & Light Co.	5.125%	6/1/2036	5,717	5,722
	Florida Power & Light Co.	5.650%	2/1/2037	3,379	3,533
	Florida Power & Light Co.	5.950%	2/1/2038	3,250	3,440
	Florida Power & Light Co.	5.960%	4/1/2039	14,319	15,124
	Florida Power & Light Co.	4.125%	2/1/2042	8,425	7,191
	Florida Power & Light Co.	4.050%	6/1/2042	16,600	13,973
	Florida Power & Light Co.	3.950%	3/1/2048	45,804	35,895
	Florida Power & Light Co.	3.990%	3/1/2049	9,122	7,108
	Florida Power & Light Co.	3.150%	10/1/2049	9,675	6,505
	Florida Power & Light Co.	2.875%	12/4/2051	35,500	22,234
	Florida Power & Light Co.	5.300%	4/1/2053	13,100	12,336
	Florida Power & Light Co.	5.600%	6/15/2054	12,737	12,504
	Florida Power & Light Co.	5.700%	3/15/2055	5,000	4,985
	Florida Power & Light Co.	5.750%	6/1/2056	4,912	4,934
	Florida Power & Light Co.	5.800%	3/15/2065	2,636	2,617
	Florida Power & Light Co.	5.600%	2/15/2066	18,559	17,885
	Florida Power & Light Co.	5.900%	6/1/2066	13,510	13,642
	Georgia Power Co.	4.650%	5/16/2028	23,638	23,710
	Georgia Power Co.	4.000%	10/1/2028	6,889	6,819
	Georgia Power Co.	4.600%	6/15/2029	4,821	4,830
[3]	Georgia Power Co.	2.650%	9/15/2029	14,740	13,902
	Georgia Power Co.	4.550%	3/15/2030	12,750	12,722
	Georgia Power Co.	4.850%	3/15/2031	12,049	12,129
	Georgia Power Co.	4.950%	5/17/2033	22,968	23,106
	Georgia Power Co.	5.200%	3/15/2035	23,803	24,059
[3]	Georgia Power Co.	4.750%	9/1/2040	3,425	3,200
	Georgia Power Co.	4.300%	3/15/2042	11,000	9,558
	Georgia Power Co.	4.300%	3/15/2043	2,555	2,188
[3]	Georgia Power Co.	3.250%	3/15/2051	7,500	5,064
	Georgia Power Co.	5.125%	5/15/2052	7,702	7,137
	Georgia Power Co.	5.500%	10/1/2055	16,250	15,681
	Hydro One Inc.	4.750%	5/30/2031	12,958	12,984
	Iberdrola International BV	6.750%	7/15/2036	10,285	11,514
	Idaho Power Co.	4.850%	3/1/2036	3,717	3,619
[3]	Idaho Power Co.	5.500%	3/15/2053	7,000	6,784
[3]	Idaho Power Co.	5.800%	4/1/2054	1,050	1,061
[3]	Idaho Power Co.	5.700%	3/15/2055	9,717	9,717
	Indiana Michigan Power Co.	3.850%	5/15/2028	3,000	2,962
	Indiana Michigan Power Co.	6.050%	3/15/2037	4,890	5,165
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	11,055	9,470
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	2,268	1,704
	Indiana Michigan Power Co.	3.250%	5/1/2051	5,500	3,680
	Indiana Michigan Power Co.	5.600%	3/15/2056	14,300	13,917
	Interstate Power & Light Co.	4.100%	9/26/2028	4,570	4,520
	Interstate Power & Light Co.	3.600%	4/1/2029	6,774	6,601
	Interstate Power & Light Co.	2.300%	6/1/2030	8,000	7,328
	Interstate Power & Light Co.	5.700%	10/15/2033	3,000	3,109
	Interstate Power & Light Co.	5.600%	6/29/2035	13,650	14,003
	Interstate Power & Light Co.	6.250%	7/15/2039	3,275	3,480
	Interstate Power & Light Co.	3.700%	9/15/2046	2,925	2,213
	Interstate Power & Light Co.	3.100%	11/30/2051	4,000	2,570
	Interstate Power & Light Co.	5.450%	9/30/2054	3,844	3,645
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,400	4,276
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,300	10,264
	ITC Holdings Corp.	3.350%	11/15/2027	6,025	5,928
	ITC Holdings Corp.	5.300%	7/1/2043	4,226	3,959
	Jersey Central Power & Light Co.	4.150%	1/15/2029	5,574	5,500
[8]	Jersey Central Power & Light Co.	4.600%	1/15/2030	3,359	3,337
	Jersey Central Power & Light Co.	4.400%	1/15/2031	3,450	3,391
	Jersey Central Power & Light Co.	5.100%	1/15/2035	2,725	2,717
	Jersey Central Power & Light Co.	5.150%	1/15/2036	3,250	3,224
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	2,360	2,281
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	7,997	7,590
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	3,750	3,854
	Kentucky Utilities Co.	5.125%	11/1/2040	7,548	7,280
	Kentucky Utilities Co.	4.375%	10/1/2045	4,900	4,130
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Utilities Co.	3.300%	6/1/2050	9,000	6,140
	Kentucky Utilities Co.	5.850%	8/15/2055	12,206	12,250
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	2,500	2,567
	Louisville Gas & Electric Co.	4.250%	4/1/2049	9,900	8,003
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	16,641	16,742
	MidAmerican Energy Co.	3.650%	4/15/2029	14,300	13,984
	MidAmerican Energy Co.	6.750%	12/30/2031	8,550	9,377
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	2,630	2,760
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	3,250	3,420
	MidAmerican Energy Co.	4.800%	9/15/2043	5,110	4,601
	MidAmerican Energy Co.	4.400%	10/15/2044	2,870	2,449
	MidAmerican Energy Co.	3.950%	8/1/2047	3,199	2,510
	MidAmerican Energy Co.	3.650%	8/1/2048	8,075	5,974
	MidAmerican Energy Co.	4.250%	7/15/2049	26,049	21,092
	MidAmerican Energy Co.	3.150%	4/15/2050	5,000	3,341
	MidAmerican Energy Co.	5.850%	9/15/2054	15,200	15,413
	MidAmerican Energy Co.	5.500%	11/15/2056	5,000	4,817
[3]	Mississippi Power Co.	4.250%	3/15/2042	4,117	3,499
[3]	Mississippi Power Co.	3.100%	7/30/2051	900	587
[8]	Monongahela Power Co.	4.450%	8/15/2029	1,400	1,392
	National Fuel Gas Co.	3.950%	9/15/2027	1,900	1,884
	National Fuel Gas Co.	4.750%	9/1/2028	11,000	10,978
	National Fuel Gas Co.	4.750%	5/15/2029	2,194	2,188
	National Fuel Gas Co.	5.500%	3/15/2030	2,270	2,311
	National Fuel Gas Co.	2.950%	3/1/2031	1,500	1,372
	National Fuel Gas Co.	5.050%	10/15/2031	7,429	7,396
	National Fuel Gas Co.	5.950%	3/15/2035	6,805	7,007
	National Fuel Gas Co.	5.500%	5/15/2036	4,385	4,357
	National Grid plc	5.602%	6/12/2028	11,500	11,706
	National Grid plc	5.809%	6/12/2033	13,623	14,180
	National Grid plc	5.418%	1/11/2034	5,500	5,576
	National Grid plc	5.405%	6/9/2036	12,800	12,745
	National Grid USA	5.803%	4/1/2035	2,817	2,938
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	8,050	8,027
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	6,075	6,037
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	21,725	21,370
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	1,500	1,507
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	8,000	7,936
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	3,500	3,540
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	3,000	2,956
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	12,652	12,727
[3]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	7,167	7,073
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,730	9,516
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	5,155	5,131
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	16,775	17,030
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	9,750	9,852
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	4,700	4,332
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	4,645	4,580
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,000	5,055
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,000	3,447
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	3,500	3,032
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,513	1,745
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	3,290	2,943
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,552	6,257
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	4,909	4,727
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	12,000	12,608
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,000	2,005
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	2,976	2,486
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	8,365	6,935
[3]	Nevada Power Co.	5.900%	5/1/2053	2,000	2,004
	Nevada Power Co.	6.000%	3/15/2054	11,000	11,126
	Nevada Power Co.	6.250%	5/15/2055	1,200	1,204
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,283	2,287
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	8,828	8,849
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	10,250	10,307
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,450	9,503
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	10,100	10,187
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	13,469	13,082
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	10,335	9,769
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	4,750	4,800
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	13,500	13,673
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	43,021	39,247
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	11,400	11,241
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	9,350	9,518
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	2,273	2,284
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28,148	28,289
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	2,500	2,531
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	49,300	50,046
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,150	2,861
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	14,750	13,990
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	23,214	24,134
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	12,400	12,700
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	28,850	28,525
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	3,000	3,055
[3]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	3,000	3,079
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	4,275	4,204
[3]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	12,956	12,949
[3]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	16,300	16,292
[3]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	5,775	5,863
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	1,100	1,096
	NiSource Inc.	5.250%	3/30/2028	17,760	17,960
	NiSource Inc.	5.200%	7/1/2029	5,200	5,279
	NiSource Inc.	2.950%	9/1/2029	16,020	15,207
	NiSource Inc.	3.600%	5/1/2030	7,173	6,886
	NiSource Inc.	1.700%	2/15/2031	11,585	10,100
	NiSource Inc.	4.750%	5/18/2031	12,965	12,914
	NiSource Inc.	5.400%	6/30/2033	5,000	5,135
	NiSource Inc.	5.350%	4/1/2034	15,500	15,797
	NiSource Inc.	5.350%	7/15/2035	11,900	12,000
	NiSource Inc.	5.300%	5/18/2036	1,909	1,910
	NiSource Inc.	5.950%	6/15/2041	10,121	10,394
	NiSource Inc.	5.250%	2/15/2043	4,120	3,871
	NiSource Inc.	4.375%	5/15/2047	38,388	31,530
	NiSource Inc.	3.950%	3/30/2048	13,545	10,321
	NiSource Inc.	5.000%	6/15/2052	10,242	9,031
	NiSource Inc.	6.375%	3/31/2055	6,250	6,438
	NiSource Inc.	5.850%	4/1/2055	33,130	32,859
	NiSource Inc.	5.750%	7/15/2056	4,150	4,145
	Northern States Power Co.	2.250%	4/1/2031	4,000	3,599
	Northern States Power Co.	5.050%	5/15/2035	2,800	2,807
	Northern States Power Co.	4.850%	5/15/2036	2,571	2,523
	Northern States Power Co.	6.250%	6/1/2036	840	909
	Northern States Power Co.	6.200%	7/1/2037	1,405	1,527
	Northern States Power Co.	5.350%	11/1/2039	3,295	3,296
	Northern States Power Co.	3.600%	9/15/2047	1,000	749
	Northern States Power Co.	2.900%	3/1/2050	2,305	1,518
	Northern States Power Co.	2.600%	6/1/2051	3,300	2,011
	Northern States Power Co.	3.200%	4/1/2052	4,000	2,735
	Northern States Power Co.	4.500%	6/1/2052	10,000	8,419
	Northern States Power Co.	5.100%	5/15/2053	3,900	3,555
	Northern States Power Co.	5.400%	3/15/2054	9,100	8,721
	Northern States Power Co.	5.650%	6/15/2054	10,000	9,856
	Northern States Power Co.	5.650%	5/15/2055	38,025	37,504
	Northern States Power Co.	5.550%	5/15/2056	18,600	18,128
	Northwest Natural Holding Co.	7.000%	9/15/2055	4,075	4,228
	NorthWestern Corp.	4.176%	11/15/2044	6,425	5,340
	NSTAR Electric Co.	3.250%	5/15/2029	1,430	1,382
	NSTAR Electric Co.	4.850%	3/1/2030	8,260	8,314
	NSTAR Electric Co.	4.650%	5/15/2031	18,609	18,576
	NSTAR Electric Co.	5.400%	6/1/2034	8,000	8,170
	NSTAR Electric Co.	5.200%	3/1/2035	16,029	16,147
	NSTAR Electric Co.	5.200%	5/15/2036	1,863	1,870
	NSTAR Electric Co.	5.500%	3/15/2040	1,005	1,000
	NSTAR Electric Co.	4.550%	6/1/2052	5,000	4,216
	NSTAR Electric Co.	4.950%	9/15/2052	1,936	1,733
	Oglethorpe Power Corp.	5.375%	11/1/2040	9,720	9,479
	Oglethorpe Power Corp.	4.500%	4/1/2047	2,290	1,890
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,045	3,590
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,355	2,140
	Oglethorpe Power Corp.	6.200%	12/1/2053	8,950	9,186
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.800%	6/1/2054	7,500	7,344
	Oglethorpe Power Corp.	5.900%	2/1/2055	6,200	6,118
	Ohio Edison Co.	6.875%	7/15/2036	4,180	4,695
[3]	Ohio Power Co.	1.625%	1/15/2031	5,000	4,361
	Ohio Power Co.	5.000%	6/1/2033	8,500	8,479
	Ohio Power Co.	5.650%	6/1/2034	8,500	8,771
	Ohio Power Co.	4.150%	4/1/2048	3,800	2,989
	Ohio Power Co.	4.000%	6/1/2049	5,178	3,953
[3]	Ohio Power Co.	2.900%	10/1/2051	4,984	3,053
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	3,500	3,452
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,936	3,746
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	2,000	1,903
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	4,666	4,786
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,215	1,789
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	3,975	3,055
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	11,800	11,460
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	1,651	1,649
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	4,500	4,568
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,500	8,470
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	4,000	3,929
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	2,610	2,684
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,010	7,018
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7,330	6,837
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	8,825	8,735
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,820	4,235
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	600	581
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	4,596	4,526
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	8,165	8,512
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	2,702	2,749
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,500	3,408
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	2,725	2,437
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	8,721	8,424
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	2,393	1,858
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	4,185	3,299
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	10,530	7,849
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	6,864	5,009
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	9,685	5,740
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,055	8,910
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	4,358	4,099
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	13,405	12,950
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	18,703	18,703
[8]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	7,704	7,819
	ONE Gas Inc.	5.100%	4/1/2029	11,500	11,646
	ONE Gas Inc.	2.000%	5/15/2030	2,500	2,267
	ONE Gas Inc.	4.658%	2/1/2044	7,382	6,548
	ONE Gas Inc.	4.500%	11/1/2048	3,000	2,552
	Pacific Gas & Electric Co.	2.100%	8/1/2027	10,000	9,735
	Pacific Gas & Electric Co.	3.300%	12/1/2027	20,800	20,407
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,543	1,551
	Pacific Gas & Electric Co.	3.000%	6/15/2028	4,000	3,871
	Pacific Gas & Electric Co.	3.750%	7/1/2028	17,500	17,188
	Pacific Gas & Electric Co.	6.100%	1/15/2029	40,307	41,503
	Pacific Gas & Electric Co.	5.550%	5/15/2029	8,000	8,162
	Pacific Gas & Electric Co.	4.550%	7/1/2030	29,000	28,564
	Pacific Gas & Electric Co.	2.500%	2/1/2031	38,516	34,575
	Pacific Gas & Electric Co.	3.250%	6/1/2031	9,367	8,645
	Pacific Gas & Electric Co.	5.050%	11/15/2031	7,375	7,367
	Pacific Gas & Electric Co.	4.400%	3/1/2032	1,000	966
	Pacific Gas & Electric Co.	5.900%	6/15/2032	6,700	6,930
	Pacific Gas & Electric Co.	5.050%	10/15/2032	5,650	5,607
	Pacific Gas & Electric Co.	6.150%	1/15/2033	7,500	7,831
	Pacific Gas & Electric Co.	6.400%	6/15/2033	12,960	13,715
	Pacific Gas & Electric Co.	6.950%	3/15/2034	18,204	19,850
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,245	12,519
	Pacific Gas & Electric Co.	5.700%	3/1/2035	12,000	12,118
	Pacific Gas & Electric Co.	5.200%	5/1/2036	35,029	34,033
	Pacific Gas & Electric Co.	5.600%	8/15/2036	7,630	7,630
	Pacific Gas & Electric Co.	4.500%	7/1/2040	42,131	36,307
	Pacific Gas & Electric Co.	3.300%	8/1/2040	14,674	10,993
	Pacific Gas & Electric Co.	4.200%	6/1/2041	6,000	4,908
123

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.600%	6/15/2043	3,000	2,506
	Pacific Gas & Electric Co.	4.300%	3/15/2045	14,000	10,990
	Pacific Gas & Electric Co.	4.250%	3/15/2046	5,000	3,872
	Pacific Gas & Electric Co.	3.950%	12/1/2047	11,300	8,258
	Pacific Gas & Electric Co.	4.950%	7/1/2050	53,227	44,419
	Pacific Gas & Electric Co.	3.500%	8/1/2050	24,151	16,111
	Pacific Gas & Electric Co.	5.250%	3/1/2052	14,500	12,472
	Pacific Gas & Electric Co.	6.750%	1/15/2053	20,901	21,962
	Pacific Gas & Electric Co.	6.700%	4/1/2053	5,195	5,398
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,700	7,267
	Pacific Gas & Electric Co.	6.150%	3/1/2055	8,341	8,131
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,175	3,074
	Pacific Gas & Electric Co.	6.000%	5/1/2056	18,499	17,695
	Pacific Gas & Electric Co.	6.300%	8/15/2056	7,400	7,368
	PacifiCorp	5.100%	2/15/2029	10,000	10,086
	PacifiCorp	3.500%	6/15/2029	15,000	14,468
	PacifiCorp	2.700%	9/15/2030	7,473	6,862
	PacifiCorp	5.300%	2/15/2031	9,842	9,981
	PacifiCorp	5.450%	2/15/2034	1,100	1,112
	PacifiCorp	5.800%	4/15/2036	16,000	16,411
	PacifiCorp	5.750%	4/1/2037	9,961	10,037
	PacifiCorp	6.250%	10/15/2037	8,700	9,110
	PacifiCorp	4.125%	1/15/2049	24,400	18,490
	PacifiCorp	4.150%	2/15/2050	20,500	15,576
	PacifiCorp	3.300%	3/15/2051	14,089	9,175
	PacifiCorp	2.900%	6/15/2052	1,700	1,017
	PacifiCorp	5.350%	12/1/2053	16,189	14,515
	PacifiCorp	5.500%	5/15/2054	545	500
	PacifiCorp	5.800%	1/15/2055	23,475	22,401
	PECO Energy Co.	4.900%	6/15/2033	1,612	1,624
	PECO Energy Co.	4.875%	9/15/2035	4,675	4,626
	PECO Energy Co.	5.950%	10/1/2036	2,500	2,653
	PECO Energy Co.	4.150%	10/1/2044	2,732	2,265
	PECO Energy Co.	3.700%	9/15/2047	2,000	1,512
	PECO Energy Co.	3.000%	9/15/2049	3,740	2,439
	PECO Energy Co.	2.800%	6/15/2050	10,900	6,795
	PECO Energy Co.	3.050%	3/15/2051	4,000	2,609
	PECO Energy Co.	2.850%	9/15/2051	4,325	2,686
	PECO Energy Co.	4.600%	5/15/2052	13,000	11,017
	PECO Energy Co.	4.375%	8/15/2052	2,955	2,412
	PECO Energy Co.	5.250%	9/15/2054	16,023	14,887
	PECO Energy Co.	5.650%	9/15/2055	11,400	11,243
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	1,983	1,806
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	6,760	5,610
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,025	3,712
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	719	734
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	5,793	5,805
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	15,970	16,088
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	12,100	12,050
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	4,970	4,922
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	21,000	20,892
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	5,941	5,806
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	1,711	1,679
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	2,800	2,686
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	4,275	4,209
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	5,305	5,141
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,725	11,102
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	12,025	11,384
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	2,850	2,475
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	3,850	3,558
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	1,339	1,299
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	3,700	3,347
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	9,890	10,120
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	14,100	14,045
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	1,225	1,071
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	6,223	4,574
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	3,848	3,450
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,400	2,409
	Pinnacle West Capital Corp.	4.650%	6/1/2029	4,175	4,176
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,215	2,245
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	5.200%	3/15/2034	2,100	2,132
	Potomac Electric Power Co.	6.500%	11/15/2037	4,118	4,523
	Potomac Electric Power Co.	4.150%	3/15/2043	6,390	5,351
	Potomac Electric Power Co.	5.500%	3/15/2054	2,800	2,705
	PPL Electric Utilities Corp.	5.000%	5/15/2033	10,000	10,064
	PPL Electric Utilities Corp.	4.850%	2/15/2034	7,870	7,807
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,775	9,492
	PPL Electric Utilities Corp.	4.125%	6/15/2044	7,825	6,503
	PPL Electric Utilities Corp.	4.150%	10/1/2045	4,030	3,322
	PPL Electric Utilities Corp.	4.150%	6/15/2048	2,795	2,259
	PPL Electric Utilities Corp.	3.000%	10/1/2049	5,000	3,291
	PPL Electric Utilities Corp.	5.550%	8/15/2055	4,673	4,573
	PPL Electric Utilities Corp.	5.750%	5/15/2056	7,100	7,107
	Progress Energy Inc.	6.000%	12/1/2039	4,007	4,164
	Public Service Co. of Colorado	3.700%	6/15/2028	4,245	4,187
	Public Service Co. of Colorado	4.150%	3/13/2029	5,680	5,627
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	3,500	3,096
	Public Service Co. of Colorado	1.875%	6/15/2031	11,694	10,211
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	5,500	5,286
	Public Service Co. of Colorado	5.350%	5/15/2034	27,000	27,405
	Public Service Co. of Colorado	5.150%	9/15/2035	18,307	18,201
	Public Service Co. of Colorado	3.600%	9/15/2042	1,291	1,011
	Public Service Co. of Colorado	4.300%	3/15/2044	3,475	2,912
	Public Service Co. of Colorado	3.800%	6/15/2047	3,100	2,369
	Public Service Co. of Colorado	4.100%	6/15/2048	3,105	2,476
	Public Service Co. of Colorado	4.050%	9/15/2049	5,534	4,303
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	10,200	6,868
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	4,000	3,294
	Public Service Co. of Colorado	5.250%	4/1/2053	8,862	8,156
	Public Service Co. of Colorado	5.750%	5/15/2054	17,000	16,852
	Public Service Co. of Colorado	5.850%	5/15/2055	12,600	12,631
	Public Service Co. of New Hampshire	5.350%	10/1/2033	8,250	8,426
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,900	2,115
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,800	4,425
	Public Service Co. of Oklahoma	5.250%	1/15/2033	5,000	5,068
	Public Service Co. of Oklahoma	5.200%	1/15/2035	14,300	14,240
	Public Service Co. of Oklahoma	5.450%	1/15/2036	27,900	28,182
[3]	Public Service Electric & Gas Co.	3.200%	5/15/2029	7,230	6,998
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,500	2,332
[3]	Public Service Electric & Gas Co.	4.200%	1/1/2031	8,785	8,631
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	5,000	4,593
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,700	10,762
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	5,000	4,948
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,500	7,608
	Public Service Electric & Gas Co.	4.850%	8/1/2034	9,275	9,190
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,702	2,710
	Public Service Electric & Gas Co.	4.900%	8/15/2035	10,217	10,118
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	875	924
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	4,295	3,578
[3]	Public Service Electric & Gas Co.	3.650%	9/1/2042	650	518
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	9,100	7,112
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	3,075	2,286
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	6,500	4,986
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	4,300	2,900
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	6,343	3,935
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	5,000	2,676
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	5,500	3,591
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	866	797
	Public Service Electric & Gas Co.	5.450%	8/1/2053	12,083	11,650
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	16,750	16,118
	Public Service Electric & Gas Co.	5.300%	8/1/2054	6,268	5,917
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	12,988	12,595
[3]	Public Service Electric & Gas Co.	5.625%	1/1/2056	16,689	16,475
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	5,000	5,089
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,000	5,128
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	18,700	18,944
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	20,364	17,947
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	6,363	6,347
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	840	745
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	15,000	15,881
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Energy Inc.	2.379%	6/15/2028	2,899	2,770
	Puget Energy Inc.	4.100%	6/15/2030	5,200	5,033
	Puget Energy Inc.	4.224%	3/15/2032	5,600	5,375
	Puget Energy Inc.	5.725%	3/15/2035	7,625	7,675
	Puget Sound Energy Inc.	5.330%	6/15/2034	2,100	2,141
	Puget Sound Energy Inc.	6.274%	3/15/2037	3,840	4,149
	Puget Sound Energy Inc.	5.757%	10/1/2039	13,540	13,855
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,510	1,531
	Puget Sound Energy Inc.	4.300%	5/20/2045	6,005	4,997
	Puget Sound Energy Inc.	4.223%	6/15/2048	10,225	8,274
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,894	2,649
	Puget Sound Energy Inc.	5.448%	6/1/2053	661	634
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,300	4,250
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,536	3,436
	San Diego Gas & Electric Co.	4.950%	8/15/2028	4,000	4,032
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,514	3,995
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5,401	4,905
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,089	4,159
[3]	San Diego Gas & Electric Co.	5.200%	3/15/2036	3,500	3,485
	San Diego Gas & Electric Co.	6.000%	6/1/2039	4,461	4,695
	San Diego Gas & Electric Co.	4.500%	8/15/2040	16,140	14,504
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,750	4,341
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,100	4,053
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	8,675	5,895
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,000	3,185
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,000	7,175
	San Diego Gas & Electric Co.	5.350%	4/1/2053	3,300	3,072
	San Diego Gas & Electric Co.	5.550%	4/15/2054	12,300	11,809
[3]	San Diego Gas & Electric Co.	5.950%	3/15/2056	3,900	3,957
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	3,707	3,647
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	2,475	2,082
	SCE Recovery Funding LLC	5.341%	3/15/2045	27,245	26,895
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	1,600	1,132
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	3,475	3,239
	Sempra	3.400%	2/1/2028	14,958	14,676
	Sempra	3.700%	4/1/2029	7,348	7,170
	Sempra	5.500%	8/1/2033	10,285	10,561
	Sempra	5.250%	3/15/2036	6,500	6,410
	Sempra	3.800%	2/1/2038	12,452	10,568
	Sempra	6.000%	10/15/2039	8,125	8,334
	Sempra	4.000%	2/1/2048	7,570	5,713
	Sempra	6.400%	10/1/2054	10,750	10,797
	Sempra	6.875%	10/1/2054	15,800	16,113
	Sempra	6.550%	4/1/2055	4,750	4,778
	Sempra	6.625%	4/1/2055	6,500	6,572
	Sempra	6.375%	4/1/2056	4,210	4,247
	Sierra Pacific Power Co.	5.900%	3/15/2054	5,000	5,020
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,600	5,554
	Sierra Pacific Power Co.	6.375%	9/15/2056	7,400	7,386
	Southern California Edison Co.	5.850%	11/1/2027	3,000	3,046
[3]	Southern California Edison Co.	3.650%	3/1/2028	6,875	6,761
	Southern California Edison Co.	5.650%	10/1/2028	6,000	6,112
[3]	Southern California Edison Co.	4.200%	3/1/2029	8,000	7,876
	Southern California Edison Co.	6.650%	4/1/2029	850	883
	Southern California Edison Co.	5.150%	6/1/2029	12,875	13,017
	Southern California Edison Co.	2.850%	8/1/2029	10,405	9,822
	Southern California Edison Co.	2.250%	6/1/2030	7,000	6,345
[3]	Southern California Edison Co.	2.500%	6/1/2031	5,275	4,708
	Southern California Edison Co.	5.450%	6/1/2031	5,000	5,090
	Southern California Edison Co.	4.950%	9/15/2031	4,111	4,102
	Southern California Edison Co.	2.750%	2/1/2032	6,500	5,775
	Southern California Edison Co.	5.950%	11/1/2032	17,465	18,186
	Southern California Edison Co.	4.800%	3/15/2033	2,925	2,863
	Southern California Edison Co.	6.000%	1/15/2034	5,655	5,860
	Southern California Edison Co.	5.200%	6/1/2034	25,557	25,319
[3]	Southern California Edison Co.	5.750%	4/1/2035	8,741	8,848
[3]	Southern California Edison Co.	5.350%	7/15/2035	4,085	4,033
	Southern California Edison Co.	5.625%	2/1/2036	5,445	5,446
[3]	Southern California Edison Co.	5.550%	1/15/2037	5,000	4,978
[3]	Southern California Edison Co.	5.950%	2/1/2038	2,800	2,839
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	6.050%	3/15/2039	1,460	1,484
	Southern California Edison Co.	5.500%	3/15/2040	7,472	7,168
	Southern California Edison Co.	4.500%	9/1/2040	8,882	7,626
	Southern California Edison Co.	4.050%	3/15/2042	12,496	9,910
	Southern California Edison Co.	4.650%	10/1/2043	12,216	10,332
[3]	Southern California Edison Co.	3.600%	2/1/2045	2,650	1,901
	Southern California Edison Co.	4.000%	4/1/2047	17,031	12,694
[3]	Southern California Edison Co.	4.125%	3/1/2048	8,370	6,305
[3]	Southern California Edison Co.	4.875%	3/1/2049	8,397	7,022
	Southern California Edison Co.	3.650%	2/1/2050	25,952	17,930
[3]	Southern California Edison Co.	2.950%	2/1/2051	2,000	1,202
[3]	Southern California Edison Co.	3.650%	6/1/2051	5,300	3,645
	Southern California Edison Co.	3.450%	2/1/2052	5,300	3,482
[3]	Southern California Edison Co.	5.450%	6/1/2052	10,700	9,555
	Southern California Edison Co.	5.700%	3/1/2053	15,905	14,678
	Southern California Edison Co.	5.750%	4/15/2054	10,125	9,422
	Southern California Edison Co.	5.900%	3/1/2055	7,325	6,991
[3]	Southern California Gas Co.	2.550%	2/1/2030	10,020	9,355
	Southern California Gas Co.	5.200%	6/1/2033	5,000	5,069
	Southern California Gas Co.	5.050%	9/1/2034	6,000	5,996
	Southern California Gas Co.	5.450%	6/15/2035	6,800	6,953
	Southern California Gas Co.	3.750%	9/15/2042	4,075	3,233
[3]	Southern California Gas Co.	4.125%	6/1/2048	5,800	4,558
[3]	Southern California Gas Co.	4.300%	1/15/2049	1,000	804
[3]	Southern California Gas Co.	3.950%	2/15/2050	4,500	3,407
	Southern California Gas Co.	6.350%	11/15/2052	11,600	12,300
	Southern California Gas Co.	5.750%	6/1/2053	6,770	6,623
	Southern California Gas Co.	5.600%	4/1/2054	2,805	2,686
	Southern California Gas Co.	6.000%	6/15/2055	13,500	13,670
	Southern California Gas Co.	5.900%	6/1/2056	3,475	3,478
	Southern Co.	5.113%	8/1/2027	15,050	15,137
[3]	Southern Co.	1.750%	3/15/2028	5,000	4,774
	Southern Co.	4.850%	6/15/2028	17,020	17,114
	Southern Co.	5.500%	3/15/2029	23,000	23,526
[3]	Southern Co.	3.700%	4/30/2030	14,200	13,721
	Southern Co.	5.700%	10/15/2032	5,050	5,244
	Southern Co.	5.200%	6/15/2033	23,847	24,036
	Southern Co.	4.850%	3/15/2035	25,350	24,722
	Southern Co.	4.250%	7/1/2036	26,245	24,205
	Southern Co.	4.400%	7/1/2046	37,094	31,003
[3]	Southern Co.	6.375%	3/15/2055	20,990	21,532
	Southern Co.	6.000%	4/1/2058	3,300	3,307
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	1,591	1,574
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	12,076	10,634
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	10,854	10,989
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,750	8,057
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	4,900	4,834
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	12,857	12,747
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,325	6,501
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	1,500	1,284
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	3,275	2,562
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	13,495	11,256
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	3,477	3,482
[3]	Southern Power Co.	4.250%	10/1/2030	2,289	2,249
	Southern Power Co.	4.800%	6/15/2031	8,649	8,625
[3]	Southern Power Co.	4.900%	10/1/2035	3,060	2,968
	Southern Power Co.	5.150%	9/15/2041	3,860	3,677
	Southern Power Co.	5.250%	7/15/2043	2,635	2,481
[3]	Southern Power Co.	4.950%	12/15/2046	3,965	3,539
	Southwest Gas Corp.	5.800%	12/1/2027	2,000	2,030
	Southwest Gas Corp.	3.700%	4/1/2028	2,500	2,462
	Southwest Gas Corp.	2.200%	6/15/2030	7,250	6,578
	Southwest Gas Corp.	4.050%	3/15/2032	6,000	5,736
	Southwest Gas Corp.	3.800%	9/29/2046	7,330	5,576
	Southwest Gas Corp.	4.150%	6/1/2049	2,300	1,813
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	8,702	8,598
	Southwestern Electric Power Co.	5.300%	4/1/2033	13,900	14,079
	Southwestern Electric Power Co.	5.200%	4/1/2036	7,167	7,067
	Southwestern Electric Power Co.	6.200%	3/15/2040	5,475	5,721
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	6,491	4,985
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Electric Power Co.	3.250%	11/1/2051	12,720	8,341
	Southwestern Electric Power Co.	5.900%	4/1/2056	2,750	2,709
	Southwestern Public Service Co.	5.300%	5/15/2035	7,975	7,996
	Southwestern Public Service Co.	5.300%	8/15/2036	6,800	6,786
	Southwestern Public Service Co.	4.500%	8/15/2041	4,164	3,665
	Southwestern Public Service Co.	3.400%	8/15/2046	8,460	6,062
	Southwestern Public Service Co.	3.700%	8/15/2047	7,200	5,383
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	1,422	1,166
	Southwestern Public Service Co.	3.750%	6/15/2049	7,525	5,520
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	11,650	7,660
	Southwestern Public Service Co.	6.000%	6/1/2054	1,928	1,949
	Southwestern Public Service Co.	5.875%	8/15/2056	6,270	6,234
	Spire Inc.	4.600%	9/1/2031	2,750	2,709
	Spire Inc.	6.250%	6/1/2056	6,121	6,095
	Spire Inc.	6.450%	6/1/2056	3,625	3,651
	Spire Missouri Inc.	4.800%	2/15/2033	3,000	2,989
[3]	Spire Missouri Inc.	5.150%	8/15/2034	1,200	1,211
	System Energy Resources Inc.	5.300%	12/15/2034	4,300	4,292
	Tampa Electric Co.	4.900%	3/1/2029	2,500	2,518
	Tampa Electric Co.	2.400%	3/15/2031	4,500	4,060
	Tampa Electric Co.	5.150%	3/1/2035	2,876	2,886
	Tampa Electric Co.	4.350%	5/15/2044	796	673
	Tampa Electric Co.	4.300%	6/15/2048	14,065	11,556
	Tampa Electric Co.	3.625%	6/15/2050	9,373	6,805
	Tampa Electric Co.	5.000%	7/15/2052	5,000	4,520
	Toledo Edison Co.	6.150%	5/15/2037	2,769	2,971
	Tucson Electric Power Co.	1.500%	8/1/2030	2,500	2,203
	Tucson Electric Power Co.	3.250%	5/15/2032	3,000	2,746
	Tucson Electric Power Co.	5.200%	9/15/2034	3,500	3,530
	Tucson Electric Power Co.	4.000%	6/15/2050	8,050	6,183
	Tucson Electric Power Co.	5.500%	4/15/2053	4,750	4,541
	Tucson Electric Power Co.	5.900%	4/15/2055	3,636	3,672
	Union Electric Co.	3.500%	3/15/2029	10,132	9,873
	Union Electric Co.	2.950%	3/15/2030	4,525	4,273
	Union Electric Co.	2.150%	3/15/2032	5,600	4,902
	Union Electric Co.	5.200%	4/1/2034	16,123	16,322
	Union Electric Co.	5.250%	4/15/2035	6,503	6,561
	Union Electric Co.	4.800%	3/15/2036	3,798	3,694
	Union Electric Co.	5.300%	8/1/2037	3,882	3,915
	Union Electric Co.	8.450%	3/15/2039	2,365	3,033
	Union Electric Co.	3.650%	4/15/2045	3,625	2,774
	Union Electric Co.	4.000%	4/1/2048	8,130	6,397
	Union Electric Co.	3.250%	10/1/2049	4,840	3,291
	Union Electric Co.	2.625%	3/15/2051	9,000	5,364
	Union Electric Co.	3.900%	4/1/2052	10,200	7,713
	Union Electric Co.	5.450%	3/15/2053	5,500	5,244
	Union Electric Co.	5.125%	3/15/2055	2,500	2,279
	Union Electric Co.	5.550%	3/15/2056	5,536	5,367
	Union Electric Co.	5.750%	9/15/2056	6,477	6,463
	United Utilities plc	6.875%	8/15/2028	9,302	9,694
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	12,092	11,947
[3]	Virginia Electric & Power Co.	2.875%	7/15/2029	10,882	10,380
	Virginia Electric & Power Co.	2.300%	11/15/2031	22,550	20,013
	Virginia Electric & Power Co.	2.400%	3/30/2032	6,650	5,856
	Virginia Electric & Power Co.	5.000%	4/1/2033	10,750	10,808
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,500	5,606
	Virginia Electric & Power Co.	5.050%	8/15/2034	3,750	3,752
	Virginia Electric & Power Co.	5.150%	3/15/2035	5,800	5,797
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	10,588	10,362
	Virginia Electric & Power Co.	4.950%	3/15/2036	10,612	10,384
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	6,835	7,191
	Virginia Electric & Power Co.	6.350%	11/30/2037	4,150	4,472
	Virginia Electric & Power Co.	8.875%	11/15/2038	6,520	8,511
	Virginia Electric & Power Co.	4.000%	1/15/2043	10,462	8,587
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,005	5,318
	Virginia Electric & Power Co.	4.450%	2/15/2044	7,656	6,599
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	10,684	8,798
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	9,685	7,660
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	7,604	5,810
	Virginia Electric & Power Co.	4.600%	12/1/2048	10,700	9,058
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,406	1,643
	Virginia Electric & Power Co.	2.450%	12/15/2050	8,052	4,605
	Virginia Electric & Power Co.	2.950%	11/15/2051	14,625	9,160
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	3,650	3,071
	Virginia Electric & Power Co.	5.450%	4/1/2053	16,740	15,917
	Virginia Electric & Power Co.	5.700%	8/15/2053	20,000	19,697
	Virginia Electric & Power Co.	5.550%	8/15/2054	11,175	10,807
	Virginia Electric & Power Co.	5.650%	3/15/2055	15,800	15,430
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	8,817	8,545
	Virginia Electric & Power Co.	5.700%	3/15/2056	7,100	6,986
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	642	642
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	8,875	8,927
[8]	Vistra Operations Co. LLC	4.550%	10/30/2028	3,450	3,428
[8]	Vistra Operations Co. LLC	5.000%	4/30/2031	4,425	4,392
[8]	Vistra Operations Co. LLC	5.250%	4/30/2033	4,750	4,717
[8]	Vistra Operations Co. LLC	5.550%	4/30/2036	11,600	11,539
[3]	Washington Gas Light Co.	3.796%	9/15/2046	3,550	2,718
[3]	Washington Gas Light Co.	3.650%	9/15/2049	4,000	2,875
	WEC Energy Group Inc.	5.150%	10/1/2027	2,000	2,014
	WEC Energy Group Inc.	1.375%	10/15/2027	11,500	11,060
	WEC Energy Group Inc.	4.750%	1/15/2028	9,900	9,927
	WEC Energy Group Inc.	2.200%	12/15/2028	2,220	2,099
	WEC Energy Group Inc.	5.625%	5/15/2056	3,638	3,608
	Wisconsin Electric Power Co.	3.950%	3/1/2029	2,075	2,048
	Wisconsin Electric Power Co.	5.000%	5/15/2029	6,400	6,481
	Wisconsin Electric Power Co.	4.150%	10/15/2030	4,605	4,515
	Wisconsin Electric Power Co.	4.650%	6/15/2031	8,375	8,339
	Wisconsin Electric Power Co.	4.750%	9/30/2032	10,997	11,017
	Wisconsin Electric Power Co.	4.600%	10/1/2034	1,825	1,787
	Wisconsin Electric Power Co.	5.100%	6/15/2036	8,375	8,365
	Wisconsin Electric Power Co.	4.300%	10/15/2048	10,325	8,505
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,025	3,654
	Wisconsin Electric Power Co.	5.650%	3/15/2056	11,750	11,693
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,300	2,261
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,471	4,282
	Wisconsin Power & Light Co.	3.950%	9/1/2032	25,400	24,164
	Wisconsin Power & Light Co.	4.950%	4/1/2033	3,500	3,500
	Wisconsin Power & Light Co.	5.375%	3/30/2034	12,400	12,588
	Wisconsin Power & Light Co.	6.375%	8/15/2037	2,150	2,323
	Wisconsin Power & Light Co.	3.650%	4/1/2050	4,000	2,888
	Wisconsin Power & Light Co.	5.700%	12/15/2055	2,520	2,478
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,500	3,496
	Wisconsin Public Service Corp.	4.250%	1/15/2031	12,802	12,604
	Xcel Energy Inc.	4.750%	3/21/2028	2,229	2,236
	Xcel Energy Inc.	4.000%	6/15/2028	14,995	14,825
	Xcel Energy Inc.	2.600%	12/1/2029	32,045	29,916
	Xcel Energy Inc.	3.400%	6/1/2030	14,679	13,947
	Xcel Energy Inc.	2.350%	11/15/2031	3,200	2,814
	Xcel Energy Inc.	4.600%	6/1/2032	4,700	4,615
	Xcel Energy Inc.	5.450%	8/15/2033	10,468	10,650
	Xcel Energy Inc.	5.600%	4/15/2035	24,000	24,442
	Xcel Energy Inc.	6.500%	7/1/2036	1,646	1,776
	Xcel Energy Inc.	5.750%	12/3/2056	10,577	10,442
					9,934,064
Total Corporate Bonds (Cost $98,997,329)					94,253,775
Sovereign Bonds (3.3%)
[3]	African Development Bank	4.375%	11/3/2027	31,200	31,274
	African Development Bank	4.375%	3/14/2028	21,900	21,969
	African Development Bank	3.875%	6/12/2028	20,283	20,165
	African Development Bank	3.500%	9/18/2029	23,875	23,365
	African Development Bank	4.000%	3/18/2030	37,175	36,880
	African Development Bank	3.625%	3/3/2031	18,564	18,089
	African Development Bank	4.500%	6/12/2035	5,307	5,326
	African Development Bank	4.125%	1/22/2036	22,550	21,922
[3]	African Development Bank	5.750%	Perpetual	3,900	3,839
[3]	Asian Development Bank	2.375%	8/10/2027	5,265	5,165
	Asian Development Bank	6.220%	8/15/2027	2,175	2,214
[3]	Asian Development Bank	3.125%	8/20/2027	64,175	63,445
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asian Development Bank	2.500%	11/2/2027	46,115	45,128
[3]	Asian Development Bank	4.375%	1/14/2028	69,800	70,025
[3]	Asian Development Bank	2.750%	1/19/2028	450	441
[3]	Asian Development Bank	3.750%	4/25/2028	31,150	30,922
[3]	Asian Development Bank	1.250%	6/9/2028	5,000	4,731
[3]	Asian Development Bank	4.500%	8/25/2028	64,125	64,569
[3]	Asian Development Bank	3.125%	9/26/2028	15,188	14,855
[3]	Asian Development Bank	4.375%	3/6/2029	31,850	32,008
[3]	Asian Development Bank	3.625%	8/28/2029	35,803	35,210
[3]	Asian Development Bank	1.750%	9/19/2029	6,340	5,878
[3]	Asian Development Bank	1.875%	1/24/2030	10,865	10,037
[3]	Asian Development Bank	4.125%	5/30/2030	60,451	60,283
[3]	Asian Development Bank	3.750%	8/28/2030	42,887	42,143
[3]	Asian Development Bank	0.750%	10/8/2030	19,000	16,463
[3]	Asian Development Bank	1.500%	3/4/2031	34,200	30,292
	Asian Development Bank	4.250%	5/28/2031	56,861	56,918
	Asian Development Bank	3.125%	4/27/2032	25,000	23,510
[3]	Asian Development Bank	3.875%	9/28/2032	9,600	9,381
[3]	Asian Development Bank	4.000%	1/12/2033	22,530	22,132
[3]	Asian Development Bank	3.875%	6/14/2033	22,450	21,837
[3]	Asian Development Bank	4.125%	1/12/2034	28,000	27,571
	Asian Development Bank	4.375%	3/22/2035	56,508	56,405
[3]	Asian Development Bank	4.250%	1/14/2036	50,858	50,110
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	30,000	29,854
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	25,315	25,253
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	55,046	54,440
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	39,100	39,060
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	20,391	20,592
	Asian Infrastructure Investment Bank	3.875%	4/22/2031	6,576	6,477
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	8,625	8,556
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	6,314	6,351
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	10,251	9,999
	Canadian Government Bond	3.750%	4/26/2028	32,300	32,070
	Canadian Government Bond	4.625%	4/30/2029	23,210	23,491
	Canadian Government Bond	4.000%	3/18/2030	41,175	40,889
	Canadian Government Bond	4.250%	5/28/2031	57,330	57,387
	Corp. Andina de Fomento	4.125%	1/7/2028	3,100	3,090
	Corp. Andina de Fomento	4.125%	6/30/2028	6,071	6,044
	Corp. Andina de Fomento	5.000%	1/24/2029	25,700	26,088
	Corp. Andina de Fomento	5.000%	1/22/2030	16,677	16,957
	Corp. Andina de Fomento	4.625%	1/15/2036	49,968	49,159
	Council of Europe Development Bank	3.625%	1/26/2028	16,100	15,964
[3]	Council of Europe Development Bank	3.625%	5/8/2028	1,930	1,911
	Council of Europe Development Bank	4.125%	1/24/2029	6,300	6,290
	Council of Europe Development Bank	4.000%	5/21/2029	7,909	7,872
	Council of Europe Development Bank	4.500%	1/15/2030	23,500	23,695
	Council of Europe Development Bank	3.750%	1/14/2031	15,611	15,320
[3,8]	Electricite de France SA	4.750%	10/13/2035	2,059	1,993
	Equinor ASA	7.250%	9/23/2027	4,350	4,501
	Equinor ASA	4.250%	6/2/2028	6,728	6,715
	Equinor ASA	3.625%	9/10/2028	9,652	9,521
[8]	Equinor ASA	6.500%	12/1/2028	225	235
	Equinor ASA	3.125%	4/6/2030	36,116	34,375
	Equinor ASA	2.375%	5/22/2030	26,288	24,217
	Equinor ASA	4.500%	9/3/2030	5,046	5,031
	Equinor ASA	4.750%	11/14/2035	12,040	11,724
	Equinor ASA	5.100%	8/17/2040	11,100	10,807
	Equinor ASA	4.250%	11/23/2041	3,100	2,714
	Equinor ASA	3.950%	5/15/2043	3,025	2,498
	Equinor ASA	4.800%	11/8/2043	12,295	11,340
	Equinor ASA	3.250%	11/18/2049	11,671	8,077
	Equinor ASA	3.700%	4/6/2050	19,825	14,873
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	45,400	45,546
	European Bank for Reconstruction & Development	4.125%	1/25/2029	36,400	36,345
	European Bank for Reconstruction & Development	4.250%	5/29/2031	27,316	27,337
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	31,600	31,376
	European Investment Bank	0.625%	10/21/2027	4,000	3,823
	European Investment Bank	3.250%	11/15/2027	34,823	34,409
	European Investment Bank	3.875%	3/15/2028	51,700	51,455
	European Investment Bank	3.875%	6/15/2028	53,225	52,938
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.500%	10/16/2028	37,400	37,671
	European Investment Bank	4.000%	2/15/2029	82,200	81,845
	European Investment Bank	3.750%	5/15/2029	62,329	61,607
	European Investment Bank	4.750%	6/15/2029	97,000	98,521
	European Investment Bank	1.625%	10/9/2029	3,060	2,822
	European Investment Bank	3.750%	11/15/2029	56,900	56,120
	European Investment Bank	4.500%	3/14/2030	83,456	84,315
	European Investment Bank	0.875%	5/17/2030	3,000	2,646
	European Investment Bank	3.625%	7/15/2030	48,625	47,586
	European Investment Bank	0.750%	9/23/2030	17,010	14,762
	European Investment Bank	3.875%	10/15/2030	47,574	46,961
	European Investment Bank	1.250%	2/14/2031	32,933	28,876
	European Investment Bank	3.750%	3/13/2031	109,928	107,783
	European Investment Bank	4.375%	10/10/2031	28,844	29,028
	European Investment Bank	4.250%	8/16/2032	58,180	58,073
	European Investment Bank	3.750%	2/14/2033	65,875	63,786
	European Investment Bank	4.375%	8/16/2033	122,725	123,064
	European Investment Bank	4.125%	2/13/2034	49,425	48,671
	European Investment Bank	4.625%	2/12/2035	58,471	59,392
	European Investment Bank	4.250%	2/8/2036	89,490	88,144
	European Investment Bank	4.875%	2/15/2036	14,460	14,935
[9]	Export Development Canada	3.750%	9/7/2027	28,805	28,659
[9]	Export Development Canada	3.875%	2/14/2028	23,300	23,184
[9]	Export Development Canada	4.125%	2/13/2029	37,950	37,894
[9]	Export Development Canada	4.000%	6/20/2030	41,790	41,416
[9]	Export Development Canada	4.750%	6/5/2034	10,080	10,309
	Export-Import Bank of Korea	4.000%	9/11/2027	6,875	6,849
	Export-Import Bank of Korea	4.250%	9/15/2027	7,750	7,743
	Export-Import Bank of Korea	4.125%	10/17/2027	9,200	9,174
	Export-Import Bank of Korea	5.000%	1/11/2028	14,300	14,432
	Export-Import Bank of Korea	4.625%	1/14/2028	9,900	9,939
	Export-Import Bank of Korea	5.125%	9/18/2028	8,000	8,127
	Export-Import Bank of Korea	4.500%	1/11/2029	3,700	3,713
	Export-Import Bank of Korea	3.750%	1/13/2029	4,979	4,907
	Export-Import Bank of Korea	4.000%	9/11/2029	9,200	9,106
	Export-Import Bank of Korea	4.875%	1/14/2030	13,400	13,614
	Export-Import Bank of Korea	1.250%	9/21/2030	12,450	10,957
	Export-Import Bank of Korea	3.750%	9/22/2030	11,590	11,308
	Export-Import Bank of Korea	3.875%	1/13/2031	6,758	6,616
	Export-Import Bank of Korea	1.375%	2/9/2031	3,400	2,978
	Export-Import Bank of Korea	2.125%	1/18/2032	11,900	10,542
	Export-Import Bank of Korea	4.500%	9/15/2032	5,300	5,303
	Export-Import Bank of Korea	5.125%	1/11/2033	10,495	10,837
	Export-Import Bank of Korea	5.125%	9/18/2033	8,200	8,479
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	3,998
	Export-Import Bank of Korea	5.250%	1/14/2035	6,100	6,338
	Export-Import Bank of Korea	4.375%	1/13/2036	6,990	6,785
	Export-Import Bank of Korea	2.500%	6/29/2041	9,825	7,160
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	8,587	7,597
[3]	Hydro-Quebec	8.500%	12/1/2029	3,940	4,432
	Inter-American Development Bank	2.375%	7/7/2027	28,500	27,999
	Inter-American Development Bank	0.625%	9/16/2027	33,700	32,309
	Inter-American Development Bank	4.000%	1/12/2028	54,600	54,461
	Inter-American Development Bank	1.125%	7/20/2028	21,100	19,854
	Inter-American Development Bank	3.125%	9/18/2028	25,000	24,459
	Inter-American Development Bank	4.125%	2/15/2029	79,000	78,912
	Inter-American Development Bank	2.250%	6/18/2029	23,200	21,963
	Inter-American Development Bank	4.500%	2/15/2030	45,740	46,185
	Inter-American Development Bank	3.750%	6/14/2030	9,600	9,439
[3]	Inter-American Development Bank	1.125%	1/13/2031	70,825	61,872
	Inter-American Development Bank	4.250%	8/11/2031	44,327	44,349
[3]	Inter-American Development Bank	3.625%	9/17/2031	35,825	34,786
[3]	Inter-American Development Bank	3.500%	4/12/2033	24,100	22,924
[3]	Inter-American Development Bank	4.500%	9/13/2033	31,025	31,303
	Inter-American Development Bank	4.375%	7/17/2034	23,570	23,563
[3]	Inter-American Development Bank	4.375%	7/16/2035	30,358	30,217
	Inter-American Development Bank	4.125%	1/23/2036	58,157	56,627
[3]	Inter-American Development Bank	3.875%	10/28/2041	350	311
	Inter-American Development Bank	3.200%	8/7/2042	6,901	5,576
	Inter-American Development Bank	4.375%	1/24/2044	4,600	4,278
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Investment Corp.	4.125%	2/15/2028	13,000	12,978
	Inter-American Investment Corp.	4.750%	9/19/2028	6,975	7,051
	Inter-American Investment Corp.	3.625%	11/20/2028	10,057	9,921
	Inter-American Investment Corp.	4.250%	2/14/2029	10,525	10,528
	Inter-American Investment Corp.	4.250%	4/1/2030	20,750	20,714
[3]	Inter-American Investment Corp.	4.375%	5/28/2031	19,243	19,329
[3]	International Bank for Reconstruction & Development	2.500%	11/22/2027	75,000	73,323
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,050	42,033
[3]	International Bank for Reconstruction & Development	1.375%	4/20/2028	62,500	59,497
	International Bank for Reconstruction & Development	3.625%	5/5/2028	26,574	26,321
	International Bank for Reconstruction & Development	3.500%	7/12/2028	53,100	52,428
	International Bank for Reconstruction & Development	4.625%	8/1/2028	47,850	48,292
	International Bank for Reconstruction & Development	1.125%	9/13/2028	49,575	46,434
	International Bank for Reconstruction & Development	3.625%	9/21/2029	56,150	55,194
	International Bank for Reconstruction & Development	3.875%	10/16/2029	56,667	56,110
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	12,680	11,731
	International Bank for Reconstruction & Development	3.875%	2/14/2030	94,425	93,406
	International Bank for Reconstruction & Development	4.125%	3/20/2030	65,125	64,949
	International Bank for Reconstruction & Development	0.875%	5/14/2030	15,000	13,230
	International Bank for Reconstruction & Development	4.000%	7/25/2030	39,375	39,082
	International Bank for Reconstruction & Development	0.750%	8/26/2030	36,870	32,063
	International Bank for Reconstruction & Development	3.500%	10/28/2030	94,348	91,740
	International Bank for Reconstruction & Development	4.000%	1/10/2031	52,100	51,650
	International Bank for Reconstruction & Development	1.250%	2/10/2031	79,765	69,948
	International Bank for Reconstruction & Development	4.500%	4/10/2031	58,900	59,602
	International Bank for Reconstruction & Development	1.625%	11/3/2031	95,000	83,143
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	80,500	81,900
	International Bank for Reconstruction & Development	2.500%	3/29/2032	31,750	28,904
	International Bank for Reconstruction & Development	4.000%	5/6/2032	37,148	36,610
	International Bank for Reconstruction & Development	4.750%	11/14/2033	20,400	20,902
	International Bank for Reconstruction & Development	3.875%	8/28/2034	34,315	33,134
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	2,500	2,559
	International Bank for Reconstruction & Development	4.375%	8/27/2035	64,766	64,473
	International Bank for Reconstruction & Development	4.500%	5/20/2036	51,549	51,679
[3]	International Finance Corp.	4.500%	1/21/2028	13,672	13,739
[3]	International Finance Corp.	4.500%	7/13/2028	11,200	11,273
[3]	International Finance Corp.	3.500%	1/22/2029	30,125	29,645
[3]	International Finance Corp.	4.250%	7/2/2029	30,000	30,054
[3]	International Finance Corp.	3.875%	7/2/2030	19,150	18,927
	International Finance Corp.	0.750%	8/27/2030	8,965	7,797
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	12,775	12,591
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	17,400	17,465
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	21,850	21,390
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	7,500	7,544
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	27,150	26,582
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,325	2,352
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	41,719	40,960
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	28,567	27,001
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	7,000	6,492
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	11,150	9,719
[10]	Japan Bank for International Cooperation	3.875%	1/23/2031	600	588
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	15,700	15,685
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	19,500	17,393
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	5,800	5,804
[3,10]	Japan Bank for International Cooperation	4.375%	1/23/2036	4,560	4,449
[6,10]	Japan Bank for International Cooperation	4.625%	7/2/2036	27,590	27,410
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	7,825	7,775
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	4,500	4,418
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	5,657	5,715
[10]	Japan International Cooperation Agency	4.250%	5/22/2030	3,330	3,312
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	4,000	3,502
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	3,700	3,277
[10]	Japan International Cooperation Agency	4.375%	5/28/2031	11,992	11,983
[11]	KFW	3.500%	8/27/2027	42,000	41,701
[11]	KFW	3.750%	2/15/2028	44,000	43,724
[11]	KFW	2.875%	4/3/2028	18,635	18,235
[3,11]	KFW	3.875%	5/15/2028	30,516	30,359
[11]	KFW	3.875%	6/15/2028	45,775	45,527
[11]	KFW	3.500%	8/9/2028	63,449	62,612
[11]	KFW	4.000%	3/15/2029	65,800	65,519
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	KFW	3.500%	5/15/2029	42,905	42,123
[11]	KFW	1.750%	9/14/2029	7,225	6,703
[11]	KFW	4.625%	3/18/2030	32,798	33,264
[11]	KFW	3.750%	7/15/2030	66,528	65,414
[11]	KFW	0.750%	9/30/2030	34,750	30,136
[11]	KFW	4.750%	10/29/2030	17,200	17,568
[11]	KFW	3.750%	3/14/2031	81,953	80,347
[11]	KFW	4.125%	7/22/2031	61,778	61,465
[11]	KFW	4.125%	7/15/2033	43,200	42,639
[11]	KFW	4.375%	2/28/2034	17,275	17,297
[11]	KFW	0.000%	4/18/2036	13,280	8,596
[11]	KFW	0.000%	6/29/2037	27,892	16,964
	Korea Development Bank	4.125%	10/16/2027	6,200	6,183
	Korea Development Bank	4.625%	2/3/2028	11,800	11,848
	Korea Development Bank	4.375%	2/15/2028	24,425	24,435
	Korea Development Bank	5.375%	10/23/2028	4,150	4,240
	Korea Development Bank	4.500%	2/15/2029	21,900	21,990
	Korea Development Bank	4.875%	2/3/2030	11,800	11,988
	Korea Development Bank	3.750%	9/16/2030	6,100	5,948
	Korea Development Bank	1.625%	1/19/2031	9,500	8,423
	Korea Development Bank	4.000%	1/28/2031	5,000	4,920
	Korea Development Bank	2.000%	10/25/2031	6,500	5,764
	Korea Development Bank	4.250%	9/8/2032	5,000	4,932
	Korea Development Bank	4.375%	2/15/2033	11,700	11,576
	Korea Development Bank	5.625%	10/23/2033	11,159	11,885
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	23,105	22,589
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	16,450	16,350
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	43,392	43,875
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	21,700	18,956
[11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	12,068	11,794
[11]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	23,268	23,158
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	12,000	12,453
	Nordic Investment Bank	4.375%	3/14/2028	35,075	35,188
	Nordic Investment Bank	3.750%	8/28/2028	7,428	7,368
	Nordic Investment Bank	4.250%	2/28/2029	14,425	14,448
	Nordic Investment Bank	3.750%	5/9/2030	17,236	16,926
	Nordic Investment Bank	3.750%	1/23/2031	24,640	24,169
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	15,000	14,899
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	21,200	21,209
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	12,500	12,450
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	8,800	8,784
[12]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	6,939	6,924
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	11,785	11,621
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	15,640	15,774
[12]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,505	14,240
[12]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	34,340	33,653
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	5,130	5,127
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	13,339	13,381
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	30,986	32,381
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	12,322	14,543
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	36,702	37,662
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	9,102	7,839
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	36,376	34,014
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	32,521	29,491
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	15,898	14,756
	Province of Alberta	3.300%	3/15/2028	14,000	13,785
	Province of Alberta	4.500%	6/26/2029	15,940	16,044
	Province of Alberta	1.300%	7/22/2030	25,282	22,490
	Province of Alberta	4.500%	1/24/2034	13,900	13,861
	Province of Alberta	4.300%	11/2/2035	28,790	28,030
	Province of British Columbia	4.700%	1/24/2028	32,996	33,223
	Province of British Columbia	4.800%	11/15/2028	40,500	40,989
	Province of British Columbia	4.900%	4/24/2029	35,000	35,573
	Province of British Columbia	3.900%	8/27/2030	33,187	32,671
	Province of British Columbia	1.300%	1/29/2031	8,300	7,259
	Province of British Columbia	4.050%	4/23/2031	47,524	46,905
	Province of British Columbia	4.200%	7/6/2033	14,650	14,358
	Province of British Columbia	4.750%	6/12/2034	36,998	37,329
	Province of British Columbia	4.800%	6/11/2035	38,748	39,119
	Province of British Columbia	7.250%	9/1/2036	2,681	3,191
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Province of Manitoba	1.500%	10/25/2028	5,300	4,979
	Province of Manitoba	4.300%	7/27/2033	12,950	12,753
	Province of Manitoba	4.900%	5/31/2034	9,070	9,234
	Province of New Brunswick	3.625%	2/24/2028	5,300	5,245
	Province of Ontario	4.200%	1/18/2029	24,600	24,571
	Province of Ontario	3.800%	1/29/2029	60,781	60,122
	Province of Ontario	3.700%	9/17/2029	31,925	31,369
	Province of Ontario	2.000%	10/2/2029	17,000	15,827
	Province of Ontario	4.700%	1/15/2030	28,621	28,989
	Province of Ontario	3.900%	9/4/2030	38,339	37,759
	Province of Ontario	1.125%	10/7/2030	14,200	12,460
	Province of Ontario	1.600%	2/25/2031	9,500	8,421
	Province of Ontario	4.050%	4/16/2031	24,298	24,027
	Province of Ontario	1.800%	10/14/2031	22,692	19,953
[3]	Province of Ontario	2.125%	1/21/2032	18,224	16,170
	Province of Ontario	5.050%	4/24/2034	20,051	20,680
	Province of Ontario	4.850%	6/11/2035	2,376	2,414
	Province of Ontario	4.450%	11/20/2035	16,378	16,119
	Province of Ontario	4.850%	5/29/2036	32,515	32,918
	Province of Quebec	3.625%	4/13/2028	29,300	28,992
	Province of Quebec	4.500%	4/3/2029	31,300	31,490
[3]	Province of Quebec	7.500%	9/15/2029	11,407	12,480
	Province of Quebec	1.350%	5/28/2030	14,200	12,691
[3]	Province of Quebec	3.875%	1/14/2031	55,040	54,018
	Province of Quebec	1.900%	4/21/2031	88,000	78,711
	Province of Quebec	4.500%	9/8/2033	16,350	16,301
	Province of Quebec	4.250%	9/5/2034	17,100	16,686
[3]	Province of Quebec	4.625%	6/3/2036	25,406	25,221
	Province of Saskatchewan	4.650%	1/28/2030	10,956	11,078
[3]	Republic of Chile	3.240%	2/6/2028	16,810	16,488
[3]	Republic of Chile	4.850%	1/22/2029	13,900	14,006
[3]	Republic of Chile	2.450%	1/31/2031	1,637	1,485
[3]	Republic of Chile	4.350%	4/13/2031	28,950	28,436
[3]	Republic of Chile	2.550%	1/27/2032	26,537	23,595
[3]	Republic of Chile	2.550%	7/27/2033	59,353	50,969
[3]	Republic of Chile	3.500%	1/31/2034	29,420	26,718
[3]	Republic of Chile	4.950%	1/5/2036	37,515	37,103
[3]	Republic of Chile	5.650%	1/13/2037	27,000	28,087
[3]	Republic of Chile	3.100%	5/7/2041	62,810	48,051
[3]	Republic of Chile	4.340%	3/7/2042	22,509	19,906
	Republic of Chile	3.860%	6/21/2047	12,200	9,628
[3]	Republic of Chile	3.500%	1/25/2050	11,364	8,262
[3]	Republic of Chile	4.000%	1/31/2052	18,735	14,744
[3]	Republic of Chile	5.330%	1/5/2054	16,827	16,227
[3]	Republic of Chile	3.250%	9/21/2071	9,750	6,157
[3]	Republic of Hungary	7.625%	3/29/2041	30,391	35,998
	Republic of Indonesia	3.500%	1/11/2028	29,900	29,554
[3]	Republic of Indonesia	4.550%	1/11/2028	4,600	4,610
	Republic of Indonesia	4.100%	4/24/2028	7,850	7,817
	Republic of Indonesia	4.750%	2/11/2029	16,150	16,229
[3]	Republic of Indonesia	4.400%	3/10/2029	8,500	8,460
	Republic of Indonesia	3.400%	9/18/2029	7,950	7,694
[3]	Republic of Indonesia	5.250%	1/15/2030	10,525	10,660
	Republic of Indonesia	2.850%	2/14/2030	11,800	11,022
	Republic of Indonesia	3.850%	10/15/2030	17,800	17,146
[3]	Republic of Indonesia	4.350%	2/21/2031	10,080	9,867
	Republic of Indonesia	1.850%	3/12/2031	15,800	13,799
[3]	Republic of Indonesia	4.300%	4/16/2031	11,400	11,137
[3]	Republic of Indonesia	5.030%	5/29/2031	13,369	13,435
[3]	Republic of Indonesia	2.150%	7/28/2031	12,500	10,954
[3]	Republic of Indonesia	3.550%	3/31/2032	16,045	14,898
[3]	Republic of Indonesia	4.650%	9/20/2032	16,775	16,438
[3]	Republic of Indonesia	4.850%	1/11/2033	13,700	13,492
[3]	Republic of Indonesia	4.700%	2/10/2034	7,175	6,986
[3]	Republic of Indonesia	4.750%	9/10/2034	14,304	13,824
[3]	Republic of Indonesia	5.600%	1/15/2035	12,875	13,101
[3]	Republic of Indonesia	4.950%	2/21/2036	14,130	13,649
[3]	Republic of Indonesia	4.900%	4/16/2036	15,500	14,956
[3]	Republic of Indonesia	5.690%	5/29/2036	13,000	13,273
	Republic of Indonesia	4.350%	1/11/2048	21,695	17,829
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	5.350%	2/11/2049	7,602	7,272
	Republic of Indonesia	3.700%	10/30/2049	21,325	15,544
	Republic of Indonesia	3.500%	2/14/2050	7,617	5,359
	Republic of Indonesia	4.200%	10/15/2050	19,100	15,062
	Republic of Indonesia	3.050%	3/12/2051	23,361	14,932
[3]	Republic of Indonesia	4.300%	3/31/2052	15,075	12,041
[3]	Republic of Indonesia	5.450%	9/20/2052	5,500	5,237
[3]	Republic of Indonesia	5.650%	1/11/2053	12,400	12,167
[3]	Republic of Indonesia	5.100%	2/10/2054	12,294	11,333
[3]	Republic of Indonesia	5.150%	9/10/2054	7,500	6,889
[3]	Republic of Indonesia	5.475%	2/21/2056	9,600	9,328
[3]	Republic of Indonesia	3.200%	9/23/2061	7,700	4,693
	Republic of Indonesia	4.450%	4/15/2070	11,785	9,183
	Republic of Indonesia	3.350%	3/12/2071	9,494	5,800
[3]	Republic of Italy	2.875%	10/17/2029	20,800	19,817
[3]	Republic of Italy	5.375%	6/15/2033	21,495	22,304
[3]	Republic of Italy	4.000%	10/17/2049	21,600	16,552
[3]	Republic of Italy	3.875%	5/6/2051	34,655	25,721
	Republic of Korea	2.500%	6/19/2029	10,500	9,990
	Republic of Korea	4.500%	7/3/2029	18,300	18,401
	Republic of Korea	1.000%	9/16/2030	7,500	6,567
	Republic of Korea	3.625%	10/29/2030	6,430	6,272
	Republic of Korea	1.750%	10/15/2031	6,750	5,950
	Republic of Korea	4.125%	6/10/2044	11,298	10,192
	Republic of Korea	3.875%	9/20/2048	5,693	4,812
	Republic of Panama	8.875%	9/30/2027	7,896	8,298
[3]	Republic of Panama	3.875%	3/17/2028	16,290	16,018
[3]	Republic of Panama	3.160%	1/23/2030	8,300	7,815
[3]	Republic of Panama	2.252%	9/29/2032	31,382	26,337
[3]	Republic of Panama	3.298%	1/19/2033	20,000	17,746
[3]	Republic of Panama	5.227%	2/23/2034	35,165	34,672
[3]	Republic of Panama	6.400%	2/14/2035	32,539	34,433
[3]	Republic of Panama	6.700%	1/26/2036	14,909	16,066
[3]	Republic of Panama	6.875%	1/31/2036	6,838	7,460
[3]	Republic of Panama	5.662%	2/23/2038	19,656	19,614
[3]	Republic of Panama	8.000%	3/1/2038	25,256	29,744
[3]	Republic of Panama	4.500%	5/15/2047	4,475	3,699
[3]	Republic of Panama	4.500%	4/16/2050	29,718	23,816
[3]	Republic of Panama	4.300%	4/29/2053	14,050	10,821
[3]	Republic of Panama	6.853%	3/28/2054	19,404	20,874
[3]	Republic of Panama	4.500%	4/1/2056	32,156	25,054
[3]	Republic of Panama	7.875%	3/1/2057	8,365	10,111
[3]	Republic of Panama	3.870%	7/23/2060	41,521	28,565
[3]	Republic of Panama	4.500%	1/19/2063	30,700	23,557
	Republic of Peru	2.844%	6/20/2030	2,525	2,370
[3]	Republic of Peru	2.783%	1/23/2031	51,356	47,275
[3]	Republic of Peru	1.862%	12/1/2032	27,100	22,477
	Republic of Peru	8.750%	11/21/2033	27,193	33,095
[3]	Republic of Peru	3.000%	1/15/2034	27,900	24,189
[3]	Republic of Peru	5.375%	2/8/2035	13,975	14,099
[3]	Republic of Peru	5.500%	3/30/2036	15,512	15,679
[3]	Republic of Peru	6.550%	3/14/2037	14,528	15,910
[3]	Republic of Peru	3.300%	3/11/2041	16,759	12,980
	Republic of Peru	5.625%	11/18/2050	32,605	31,773
[3]	Republic of Peru	3.550%	3/10/2051	20,050	14,110
[3]	Republic of Peru	5.875%	8/8/2054	15,500	15,405
[3]	Republic of Peru	6.200%	6/30/2055	25,968	26,803
[3]	Republic of Peru	2.780%	12/1/2060	24,513	13,385
[3]	Republic of Peru	3.600%	1/15/2072	9,675	6,145
[3]	Republic of Peru	3.230%	7/28/2121	14,925	8,272
[3]	Republic of Poland	5.500%	11/16/2027	16,957	17,192
[3]	Republic of Poland	4.625%	3/18/2029	18,900	19,008
[3]	Republic of Poland	4.875%	2/12/2030	32,600	32,941
[3]	Republic of Poland	4.625%	4/14/2031	11,147	11,154
[3]	Republic of Poland	5.750%	11/16/2032	20,600	21,584
[3]	Republic of Poland	4.875%	10/4/2033	40,800	40,608
[3]	Republic of Poland	5.125%	9/18/2034	69,200	69,557
[3]	Republic of Poland	5.375%	2/12/2035	27,100	27,628
[3]	Republic of Poland	5.375%	4/14/2036	51,559	52,059
[3]	Republic of Poland	5.500%	4/4/2053	13,025	12,330
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Poland	5.500%	3/18/2054	39,180	37,074
[3]	Republic of Poland	6.125%	4/14/2056	38,509	39,115
	Republic of the Philippines	5.170%	10/13/2027	5,200	5,252
	Republic of the Philippines	3.000%	2/1/2028	46,550	45,559
	Republic of the Philippines	4.625%	7/17/2028	1,600	1,606
	Republic of the Philippines	3.750%	1/14/2029	26,296	25,898
	Republic of the Philippines	9.500%	2/2/2030	17,800	20,643
	Republic of the Philippines	4.375%	3/5/2030	11,000	10,910
	Republic of the Philippines	2.457%	5/5/2030	11,800	10,912
	Republic of the Philippines	7.750%	1/14/2031	20,128	22,586
	Republic of the Philippines	1.648%	6/10/2031	14,484	12,561
	Republic of the Philippines	4.250%	7/27/2031	10,370	10,171
	Republic of the Philippines	4.625%	12/24/2031	13,300	13,205
	Republic of the Philippines	1.950%	1/6/2032	9,075	7,861
	Republic of the Philippines	6.375%	1/15/2032	11,504	12,404
	Republic of the Philippines	3.556%	9/29/2032	8,500	7,926
	Republic of the Philippines	5.609%	4/13/2033	8,700	8,966
	Republic of the Philippines	5.000%	7/17/2033	17,330	17,278
	Republic of the Philippines	5.250%	5/14/2034	11,500	11,511
	Republic of the Philippines	6.375%	10/23/2034	24,353	26,243
	Republic of the Philippines	5.500%	2/4/2035	17,125	17,426
	Republic of the Philippines	4.750%	3/5/2035	13,040	12,586
	Republic of the Philippines	5.000%	1/27/2036	19,459	19,037
	Republic of the Philippines	5.325%	6/24/2036	13,000	13,018
	Republic of the Philippines	5.000%	1/13/2037	16,812	16,415
	Republic of the Philippines	3.950%	1/20/2040	24,891	21,273
	Republic of the Philippines	3.700%	3/1/2041	25,983	21,193
	Republic of the Philippines	3.700%	2/2/2042	23,738	19,121
	Republic of the Philippines	2.950%	5/5/2045	17,461	11,914
	Republic of the Philippines	2.650%	12/10/2045	24,236	15,560
	Republic of the Philippines	3.200%	7/6/2046	25,825	18,035
	Republic of the Philippines	4.200%	3/29/2047	12,540	10,173
	Republic of the Philippines	5.950%	10/13/2047	10,000	10,215
	Republic of the Philippines	5.500%	1/17/2048	15,675	15,049
	Republic of the Philippines	5.600%	5/14/2049	11,000	10,677
	Republic of the Philippines	5.175%	9/5/2049	12,600	11,584
	Republic of the Philippines	5.900%	2/4/2050	15,142	15,361
	Republic of the Philippines	5.750%	1/27/2051	9,287	9,252
[3]	State of Israel	3.250%	1/17/2028	6,795	6,658
[3]	State of Israel	5.375%	3/12/2029	28,680	28,965
[3]	State of Israel	2.500%	1/15/2030	9,125	8,386
[3]	State of Israel	5.375%	2/19/2030	54,500	55,141
[3]	State of Israel	2.750%	7/3/2030	19,627	18,013
[3]	State of Israel	4.500%	1/13/2031	29,030	28,384
[3]	State of Israel	4.500%	1/17/2033	29,375	28,302
[3]	State of Israel	5.500%	3/12/2034	37,800	38,369
[3]	State of Israel	5.625%	2/19/2035	26,200	26,804
[3]	State of Israel	5.000%	1/13/2036	37,350	36,358
[3]	State of Israel	4.500%	1/30/2043	29,730	25,397
[3]	State of Israel	4.125%	1/17/2048	10,725	8,305
[3]	State of Israel	3.375%	1/15/2050	25,525	16,963
[3]	State of Israel	3.875%	7/3/2050	12,032	8,697
[3]	State of Israel	5.750%	3/12/2054	44,050	42,066
[3]	State of Israel	5.875%	1/13/2056	18,200	17,613
[3]	State of Israel	4.500%	4/3/2120	11,950	8,775
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	27,070	26,980
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	17,600	17,501
	Svensk Exportkredit AB	3.750%	5/8/2028	3,720	3,686
	Svensk Exportkredit AB	4.125%	6/14/2028	13,250	13,220
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	27,400	27,412
	Svensk Exportkredit AB	3.625%	3/12/2029	9,400	9,257
	Svensk Exportkredit AB	3.750%	7/29/2030	8,786	8,617
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	12,380	12,661
	United Mexican States	3.750%	1/11/2028	17,600	17,600
[3]	United Mexican States	5.400%	2/9/2028	10,150	10,300
	United Mexican States	4.500%	4/22/2029	9,650	9,558
[3]	United Mexican States	5.000%	5/7/2029	8,500	8,500
[3]	United Mexican States	2.659%	5/24/2031	44,694	39,531
[3]	United Mexican States	4.750%	4/27/2032	64,575	62,061
[3]	United Mexican States	5.850%	7/2/2032	67,386	68,111
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	5.375%	3/22/2033	69,367	67,955
[3]	United Mexican States	7.500%	4/8/2033	9,200	10,339
[3]	United Mexican States	4.875%	5/19/2033	16,850	16,002
[3]	United Mexican States	5.625%	2/9/2034	74,409	73,185
[3]	United Mexican States	3.500%	2/12/2034	40,369	34,439
[3]	United Mexican States	6.750%	9/27/2034	20,864	22,021
[3]	United Mexican States	6.350%	2/9/2035	56,080	57,357
[3]	United Mexican States	5.625%	9/22/2035	31,500	30,703
[3]	United Mexican States	6.000%	5/7/2036	28,750	28,716
[3]	United Mexican States	6.875%	5/13/2037	60,244	63,262
[3]	United Mexican States	6.250%	8/27/2037	30,670	30,675
[3]	United Mexican States	6.625%	1/29/2038	19,636	20,116
[3]	United Mexican States	6.125%	2/9/2038	66,741	65,527
	United Mexican States	6.050%	1/11/2040	20,796	20,199
[3]	United Mexican States	4.280%	8/14/2041	8,546	6,725
[3]	United Mexican States	4.750%	3/8/2044	61,333	49,393
	United Mexican States	5.550%	1/21/2045	26,075	23,538
	United Mexican States	4.600%	1/23/2046	26,191	20,272
	United Mexican States	4.350%	1/15/2047	25,643	18,904
	United Mexican States	4.600%	2/10/2048	24,396	18,468
[3]	United Mexican States	4.500%	1/31/2050	48,200	35,731
[3]	United Mexican States	5.000%	4/27/2051	44,890	35,419
[3]	United Mexican States	4.400%	2/12/2052	42,525	30,463
[3]	United Mexican States	6.338%	5/4/2053	25,540	23,920
[3]	United Mexican States	6.400%	5/7/2054	30,979	29,190
[3]	United Mexican States	7.375%	5/13/2055	19,771	21,009
[3]	United Mexican States	6.750%	2/9/2056	78,351	76,843
[3]	United Mexican States	3.771%	5/24/2061	48,100	28,906
[3]	United Mexican States	5.750%	10/12/2110	24,333	19,832
Total Sovereign Bonds (Cost $13,109,585)					12,709,810
Taxable Municipal Bonds (0.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,170	953
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,105	2,347
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	3,625	4,282
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	10,275	12,765
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	17,518	18,259
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	3,761	4,271
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	7,390	8,280
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	5,425	3,585
	Broward County FL Airport System Revenue	3.477%	10/1/2043	375	310
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,435	2,446
	California GO	1.700%	2/1/2028	4,125	3,964
	California GO	3.500%	4/1/2028	5,500	5,431
	California GO	5.125%	9/1/2029	5,500	5,626
	California GO	2.500%	10/1/2029	7,630	7,208
	California GO	1.750%	11/1/2030	9,464	8,466
	California GO	5.750%	10/1/2031	7,800	8,263
	California GO	4.350%	11/1/2032	3,600	3,561
	California GO	6.000%	3/1/2033	4,200	4,508
	California GO	4.500%	4/1/2033	10,800	10,666
	California GO	7.500%	4/1/2034	23,080	26,245
	California GO	5.150%	9/1/2034	3,500	3,575
	California GO	5.000%	4/1/2036	20,000	20,176
	California GO	7.550%	4/1/2039	31,220	37,055
	California GO	7.300%	10/1/2039	19,015	21,698
	California GO	7.350%	11/1/2039	11,730	13,441
	California GO	7.625%	3/1/2040	14,985	17,698
	California GO	7.600%	11/1/2040	20,835	24,946
	California GO	5.875%	10/1/2041	2,300	2,380
	California GO	5.200%	3/1/2043	4,700	4,623
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	800	727
	California State Taxable Various Purpose GO	5.125%	3/1/2038	20,150	20,181
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	3.899%	11/1/2047	4,275	3,526
	California State University Systemwide Revenue	2.897%	11/1/2051	1,550	1,099
	California State University Systemwide Revenue	2.975%	11/1/2051	6,395	4,428
	California State University Systemwide Revenue	2.719%	11/1/2052	3,975	2,624
	California State University Systemwide Revenue	2.939%	11/1/2052	5,620	3,810
	California State University Systemwide Revenue	5.183%	11/1/2053	2,400	2,301
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,660	1,675
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,300	3,585
	Chicago IL GO	5.879%	1/1/2031	2,211	2,229
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	5,135	5,238
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	8,525	9,240
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	4,125	3,584
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/2040	4,831	5,071
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	10,380	11,448
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	4,794	5,288
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,375	3,716
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5,100	4,718
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	7,450	6,442
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	2,720	2,091
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,075	3,034
	Connecticut GO	5.850%	3/15/2032	10,205	10,715
	Cook County IL GO	6.229%	11/15/2034	2,695	2,842
	Dallas County TX Hospital District GO	5.621%	8/15/2044	850	855
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,945	3,024
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	3,485	3,233
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,000	3,395
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	3,085	3,401
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	1,500	1,528
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	12,860	11,185
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	5,270	4,286
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	3,575	2,757
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	2,925	2,126
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	9,650	8,430
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	3,750	3,128
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	9,775	9,537
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	13,700	12,553
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	14,500	15,078
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	5,524	4,540
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,500	1,969
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	18,284	19,521
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,499	6,976
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	4,959	5,467
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	3,035	2,688
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	2,400	1,995
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,465	1,231
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	3,750	2,899
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	3,700	2,903
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	2,825	2,580
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	2,140	1,964
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	7,000	4,935
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	190	191
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	23,720	16,442
	Houston TX GO	6.290%	3/1/2032	6,800	7,168
	Houston TX GO	3.961%	3/1/2047	3,270	2,823
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	1,900	1,332
	Illinois GO	5.100%	6/1/2033	69,875	70,590
	Illinois GO	6.630%	2/1/2035	11,440	11,952
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,220	4,439
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	4,250	3,087
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	2,445	2,432
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	5,415	5,363
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	3,110	2,618
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	55	46
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	4,705	4,570
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,000	2,785
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	2,025	2,095
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	6.750%	8/1/2049	5,125	5,550
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	2,800	2,423
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	8,500	9,019
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	3,265	3,504
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	3,395	3,975
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	1,683	1,678
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,422	2,442
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	7,725	7,630
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,100	4,149
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	5,180	5,027
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	9,065	8,649
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	13,100	13,177
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,610	2,647
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,398	3,334
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	2,625	2,031
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	2,875	1,948
	Massachusetts GO	5.456%	12/1/2039	6,745	6,809
	Massachusetts GO	2.900%	9/1/2049	5,495	3,773
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,180	3,281
	Massachusetts SO Revenue	4.110%	7/15/2031	1,584	1,570
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	3,750	3,862
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	3,440	3,631
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	295	325
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	930	860
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	4,625	5,435
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,155	5,667
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/2055	5,500	5,636
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	6,415	4,975
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	9,550	8,541
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,105	5,046
	Michigan State University Revenue	4.496%	8/15/2048	2,025	1,834
	Michigan State University Revenue	4.165%	8/15/2122	5,300	3,819
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	3,300	2,521
	Mississippi GO	5.245%	11/1/2034	3,220	3,281
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	5,730	4,079
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	3,500	2,562
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,600	2,646
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	7,999	8,299
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	4,285	4,695
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	17,067	19,918
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	19,751	22,539
	New York City NY GO	4.610%	9/1/2037	4,201	4,037
	New York City NY GO	5.517%	10/1/2037	3,525	3,546
	New York City NY GO	6.271%	12/1/2037	6,525	6,905
	New York City NY GO	5.264%	10/1/2044	7,000	6,788
	New York City NY GO	5.559%	10/1/2045	8,589	8,551
	New York City NY GO	5.650%	2/1/2046	5,000	5,016
	New York City NY GO	5.094%	10/1/2049	7,750	7,176
	New York City NY GO	5.796%	2/1/2052	5,000	5,052
	New York City NY GO	5.263%	10/1/2052	3,250	3,059
	New York City NY GO	5.828%	10/1/2053	7,700	7,800
	New York City NY GO	5.114%	10/1/2054	5,000	4,604
	New York City NY GO	5.935%	2/1/2055	6,750	6,950
	New York City NY GO	5.392%	10/1/2055	6,590	6,340
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	795	778
139

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	1,000	1,002
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	350	353
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	5,935	5,613
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	13,105	13,022
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	9,215	9,948
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	995	1,150
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	9,345	9,762
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	2,480	2,519
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	144	144
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	585	578
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	2,455	2,366
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	4,685	4,777
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,215	11,181
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	5,481	4,551
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	4,075	2,985
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	2,650	2,599
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	12,240	11,538
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,485	4,122
[14]	Oregon School Boards Association GO	5.528%	6/30/2028	122	124
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	7,675	7,693
	Pennsylvania State University Revenue	2.790%	9/1/2043	5,175	3,982
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,190	3,494
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	3,720	3,717
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,060	2,172
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	14,510	15,220
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	4,900	5,140
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	5,870	5,604
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	3,370	3,303
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	1,800	1,494
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	10,000	7,246
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	10,335	9,650
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	2,300	2,184
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/2057	1,000	818
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	3,900	2,550
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	29,910	25,373
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	7,385	6,688
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	4,300	2,770
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/2036	105	91
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	3,275	2,541
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	2,050	2,060
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,820	3,382
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	700	667
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	2,900	2,958
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,050	844
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,395	2,898
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	4,270	3,537
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,400	7,211
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,000	2,418
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,235	3,113
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	7,000	7,232
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	1,410	1,343
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	1,840	1,850
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	4,000	3,979
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,170	3,198
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	6,085	6,220
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,000	5,024
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,795	6,379
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	3,600	3,360
140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	7,000	7,416
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	3,448	3,470
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	900	742
	Texas GO	5.517%	4/1/2039	10,845	10,989
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	17,061	17,327
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	19,715	19,870
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	13,225	10,549
	Texas Transportation Commission GO	4.681%	4/1/2040	2,145	2,013
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	12,620	12,875
[14]	Tucson City AZ COP	2.856%	7/1/2047	3,330	2,433
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	1,525	1,609
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	4,050	3,958
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	19,050	20,033
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	4,535	4,775
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,505	987
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	8,290	7,050
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	11,100	6,955
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,275	2,058
	University of California Revenue	1.614%	5/15/2030	5,830	5,275
	University of California Revenue	3.071%	5/15/2051	5,900	4,078
	University of California Revenue	4.858%	5/15/2112	12,189	10,100
	University of California Revenue	4.767%	5/15/2115	4,925	4,004
	University of Michigan Revenue	2.437%	4/1/2040	9,978	7,563
	University of Michigan Revenue	3.599%	4/1/2047	4,120	3,421
	University of Michigan Revenue	2.562%	4/1/2050	2,550	1,582
	University of Michigan Revenue	3.504%	4/1/2052	3,950	2,890
	University of Michigan Revenue	3.504%	4/1/2052	5,300	3,872
	University of Michigan Revenue	4.454%	4/1/2122	12,600	9,893
	University of Minnesota Revenue	4.048%	4/1/2052	1,416	1,130
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	3,660	2,635
[15]	University of Oregon Revenue	3.424%	3/1/2060	5,270	3,646
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	8,965	5,464
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,200	2,096
	University of Texas Financing System Revenue	3.354%	8/15/2047	2,575	1,932
	University of Texas Financing System Revenue	2.439%	8/15/2049	2,375	1,462
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	6,800	5,131
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	4,725	3,521
	University of Virginia Revenue	2.256%	9/1/2050	11,890	6,818
	University of Virginia Revenue	4.179%	9/1/2117	3,565	2,633
	University of Virginia Revenue	3.227%	9/1/2119	2,300	1,310
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	1,380	1,373
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	9,400	8,806
Total Taxable Municipal Bonds (Cost $1,682,039)					1,481,627
141

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[17]	Vanguard Market Liquidity Fund (Cost $10,199,671)	3.682%	102,007,395	10,199,720
Total Investments (101.6%) (Cost $411,401,739)				392,639,596
Other Assets and Liabilities—Net (-1.6%)				(6,076,435)
Net Assets (100%)				386,563,161

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Securities with a value of $445 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $63,216 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $1,183,914, representing 0.3% of net assets.

9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S46-V1	6/20/2031	USD	2,750,000	1.000	61,036	17,249

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
142

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $401,202,068)	382,439,876
Affiliated Issuers (Cost $10,199,671)	10,199,720
Total Investments in Securities	392,639,596
Investment in Vanguard	8,197
Cash	1,945
Receivables for Investment Securities Sold	6,407,214
Receivables for Accrued Income	3,126,675
Receivables for Capital Shares Issued	948,745
Variation Margin Receivable—Centrally Cleared Swap Contracts	831
Total Assets	403,133,203
Liabilities
Payables for Investment Securities Purchased	16,511,596
Payables for Capital Shares Redeemed	50,198
Payables to Vanguard	8,248
Total Liabilities	16,570,042
Net Assets	386,563,161
At June 30, 2026, net assets consisted of:

Paid-in Capital	416,980,557
Total Distributable Earnings (Loss)	(30,417,396)
Net Assets	386,563,161

Investor Shares—Net Assets
Applicable to 18,623,932,408 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	177,093,530
Net Asset Value Per Share—Investor Shares	$9.51

Institutional Shares—Net Assets
Applicable to 22,028,745,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	209,469,631
Net Asset Value Per Share—Institutional Shares	$9.51
See accompanying Notes, which are an integral part of the Financial Statements.
143

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	7,532,395
Total Income	7,532,395
Expenses
The Vanguard Group—Note C
Investment Advisory Services	8,149
Management and Administrative—Investor Shares	66,459
Management and Administrative—Institutional Shares	12,938
Marketing and Distribution—Investor Shares	4,865
Marketing and Distribution—Institutional Shares	3,265
Custodian Fees	223
Shareholders’ Reports—Investor Shares	488
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	90
Other Expenses	22
Total Expenses	96,506
Net Investment Income	7,435,889
Realized Net Gain (Loss)
Investment Securities Sold[1]	(928,389)
Futures Contracts	(363)
Swap Contracts	(1,766)
Realized Net Gain (Loss)	(930,518)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,023,852)
Swap Contracts	14,929
Change in Unrealized Appreciation (Depreciation)	(4,008,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,496,448

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $219,466, ($1,350), and ($180), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,435,889	12,788,017
Realized Net Gain (Loss)	(930,518)	(2,134,313)
Change in Unrealized Appreciation (Depreciation)	(4,008,923)	11,445,487
Net Increase (Decrease) in Net Assets Resulting from Operations	2,496,448	22,099,191
Distributions
Investor Shares	(3,416,965)	(6,005,807)
Institutional Shares	(4,025,287)	(6,788,554)
Total Distributions	(7,442,252)	(12,794,361)
Capital Share Transactions
Investor Shares	15,370,518	10,666,270
Institutional Shares	24,783,051	21,933,335
Net Increase (Decrease) from Capital Share Transactions	40,153,569	32,599,605
Total Increase (Decrease)	35,207,765	41,904,435
Net Assets
Beginning of Period	351,355,396	309,450,961
End of Period	386,563,161	351,355,396
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.36	$9.59	$9.37	$11.05	$11.46
Investment Operations
Net Investment Income[1]	.190	.374	.347	.293	.223	.194
Net Realized and Unrealized Gain (Loss) on Investments	(.130 )	.280	(.230 )	.219	(1.672)	(.393 )
Total from Investment Operations	.060	.654	.117	.512	(1.449)	(.199 )
Distributions
Dividends from Net Investment Income	(.190 )	(.374 )	(.347 )	(.292 )	(.223 )	(.194 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.017 )
Total Distributions	(.190 )	(.374 )	(.347 )	(.292 )	(.231 )	(.211 )
Net Asset Value, End of Period	$9.51	$9.64	$9.36	$9.59	$9.37	$11.05
Total Return[2]	0.63%	7.09%	1.24%	5.58%	-13.19%	-1.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$177,094	$164,019	$148,927	$133,525	$115,524	$141,913
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.92%	3.66%	3.13%	2.25%	1.74%
Portfolio Turnover Rate[4]	62%	107%	88%	39%	49%	76%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 18%, 18%, 12%, 11%, 29%, and 38%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.36	$9.59	$9.37	$11.05	$11.46
Investment Operations
Net Investment Income[1]	.193	.380	.354	.300	.231	.201
Net Realized and Unrealized Gain (Loss) on Investments	(.129 )	.280	(.231 )	.219	(1.673)	(.393 )
Total from Investment Operations	.064	.660	.123	.519	(1.442)	(.192 )
Distributions
Dividends from Net Investment Income	(.194 )	(.380 )	(.353 )	(.299 )	(.230 )	(.201 )
Distributions from Realized Capital Gains	—	—	—	—	(.008 )	(.017 )
Total Distributions	(.194 )	(.380 )	(.353 )	(.299 )	(.238 )	(.218 )
Net Asset Value, End of Period	$9.51	$9.64	$9.36	$9.59	$9.37	$11.05
Total Return	0.66%	7.17%	1.31%	5.66%	-13.12%	-1.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$209,470	$187,337	$160,524	$138,677	$114,556	$115,495
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	4.07%	3.99%	3.73%	3.20%	2.34%	1.81%
Portfolio Turnover Rate[3]	62%	107%	88%	39%	49%	76%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 18%, 18%, 12%, 11%, 29%, and 38%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts
("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts securities with a value of $11,142,000 and cash of $25,533,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2026.
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Total Bond Market II Index Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
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one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities, but it did make one loan to Vanguard Consumer Staples Index Fund in the amount of $1,000,000 to test the operational readiness of the Interfund Lending Program process. The loan was outstanding for one business day at an annualized interest rate of 4.025%, and the related interest income of less than $500 is recorded in the Statement of Operations. At June 30,2026, the fund had no loans outstanding.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $8,197,000, representing less than 0.01% of the fund’s net assets and 3.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	266,825,164	—	266,825,164
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,169,500	—	7,169,500
Corporate Bonds	—	94,253,775	—	94,253,775
Sovereign Bonds	—	12,709,810	—	12,709,810
Taxable Municipal Bonds	—	1,481,627	—	1,481,627
Temporary Cash Investments	10,199,720	—	—	10,199,720
Total	10,199,720	382,439,876	—	392,639,596

Derivative Financial Instruments
Assets
Swap Contracts[1]	—	17,249	—	17,249

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Total Bond Market II Index Fund
E. At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	17,249	17,249
Total Assets	17,249	17,249

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(363)	—	(363)
Swap Contracts	—	(1,766)	(1,766)
Realized Net Gain (Loss) on Derivatives	(363)	(1,766)	(2,129)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	14,929	14,929
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	14,929	14,929
F. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	412,415,346
Gross Unrealized Appreciation	1,316,265
Gross Unrealized Depreciation	(21,074,766)
Net Unrealized Appreciation (Depreciation)	(19,758,501)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $9,900,786,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G. During the six months ended June 30, 2026, the fund purchased $22,180,328,000 of investment securities and sold $10,824,198,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $247,902,744,000 and $218,562,370,000, respectively.
H. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	20,541,505	2,143,610	24,962,213	2,618,286
Issued in Lieu of Cash Distributions	3,416,965	357,006	6,005,807	628,333
Redeemed	(8,587,952)	(899,144)	(20,301,750)	(2,133,922)
Net Increase (Decrease)—Investor Shares	15,370,518	1,601,472	10,666,270	1,112,697
Institutional Shares
Issued	28,755,866	3,003,473	36,086,942	3,781,840
Issued in Lieu of Cash Distributions	4,023,276	420,374	6,788,213	710,095
Redeemed	(7,996,091)	(837,611)	(20,941,820)	(2,198,023)
Net Increase (Decrease)—Institutional Shares	24,783,051	2,586,236	21,933,335	2,293,912
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
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Total Bond Market II Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6352 082026
152

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Bond Index Funds

A majority of independent trustees of the board of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund, Vanguard Ultra-Short Bond ETF, Vanguard Inflation-Protected Securities Fund, Vanguard Total Bond Market Fund, and Vanguard Total Bond Market II Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.